SEC. File Nos. 002-86838

811-03857

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 73

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 73

__________________

AMERICAN FUNDS INSURANCE SERIES

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

__________________

Steven I. Koszalka, Secretary

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

__________________

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

(Counsel for the Registrant)

__________________

Approximate date of proposed public offering:

It is proposed that this filing become effective on May 1, 2016, pursuant to paragraph (b) of Rule 485.

American Funds Insurance Series® Prospectus Class 1 shares May 1, 2016

Global Growth Fund	Capital Income Builder®
Global Small Capitalization Fund	Asset Allocation Fund
Growth Fund	Global Balanced Fund
International Fund	Bond Fund
New World Fund®	Global Bond Fund
Blue Chip Income and Growth Fund	High-Income Bond Fund
Global Growth and Income Fund	Mortgage Fund
Growth-Income Fund	Ultra-Short Bond Fund
International Growth and Income Fund	U.S. Government/AAA-Rated Securities Fund

Summaries:

Global Growth Fund 1

Global Small Capitalization Fund 4

Growth Fund 7

International Fund 10

New World Fund 13

Blue Chip Income and Growth Fund 17

Global Growth and Income Fund 20

Growth-Income Fund 23

International Growth and Income Fund 26

Capital Income Builder 29

Asset Allocation Fund 32

Global Balanced Fund 36

Bond Fund 40

Global Bond Fund 44

High-Income Bond Fund 48

Mortgage Fund 51

Ultra-Short Bond Fund 55

U.S. Government/AAA-Rated Securities Fund 58

Investment objectives, strategies and risks 62

Management and organization 97

Purchases and redemptions of shares 102

Plan of distribution 103

Fund expenses 103

Investment results 103

Distributions and taxes 103

Financial highlights 104

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Global Growth Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.52%
Other expenses	0.03
Total annual fund operating expenses	0.55

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$56	$176	$307	$689

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

1     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     2

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund (inception date — 4/30/97)	7.24%	9.83%	8.17%	9.58%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.36	6.09	4.76	5.47
Lipper Global Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.16	6.14	4.80	5.81

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Patrice Collette	1 year	Partner – Capital World Investors
Isabelle de Wismes	4 years	Partner – Capital World Investors
Galen Hoskin	2 years	Partner – Capital World Investors
Jonathan Knowles	3 years	Partner – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

3     American Funds Insurance Series / Prospectus

Global Small Capitalization Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.69%
Other expenses	0.04
Total annual fund operating expenses	0.73

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$75	$233	$406	$906

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     4

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

5     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Small-/Mid-Cap Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund (inception date — 4/30/98)	0.50%	4.91%	5.93%	9.37%
MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–1.04	6.30	6.51	7.29
Lipper Global Small-/Mid-Cap Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.87	5.50	5.52	7.17

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark E. Denning	18 years	Partner – Capital Research Global Investors
J. Blair Frank	13 years	Partner – Capital Research Global Investors
Claudia P. Huntington	3 years	Partner – Capital Research Global Investors
Lawrence Kymisis	4 years	Partner – Capital Research Global Investors
Harold H. La	8 years	Partner – Capital Research Global Investors
Aidan O’Connell	2 years	Partner – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     6

Growth Fund

Investment objective

The fund’s investment objective is to provide you with growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.33%
Other expenses	0.02
Total annual fund operating expenses	0.35

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$36	$113	$197	$443

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

7     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth Funds Index and the Lipper Capital Appreciation Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

American Funds Insurance Series / Prospectus     8

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund (inception date — 2/8/84)	7.12%	11.50%	7.20%	12.47%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.57	7.31	11.08
Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.15	11.55	6.48	9.36
Lipper Capital Appreciation Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.74	10.22	7.28	9.48

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Gregory D. Johnson	9 years	Partner – Capital World Investors
Michael T. Kerr	11 years	Partner – Capital World Investors
Ronald B. Morrow	13 years	Partner – Capital World Investors
Andraz Razen	3 years	Partner – Capital World Investors
Martin Romo	Less than 1 year	Partner – Capital World Investors
Alan J. Wilson	2 years	Partner – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

9     American Funds Insurance Series / Prospectus

International Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.50%
Other expenses	0.04
Total annual fund operating expenses	0.54

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$55	$173	$302	$677

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     10

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

11     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/1/90)	–4.25%	3.03%	4.08%	7.90%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–5.66	1.06	2.92	5.42
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.34	3.23	3.63	6.18

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	10 years	Partner – Capital Research Global Investors
L. Alfonso Barroso	7 years	Partner – Capital Research Global Investors
Jesper Lyckeus	9 years	Partner – Capital Research Global Investors
Christopher Thomsen	10 years	Partner – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     12

New World Fund

Investment objective

The fund’s investment objective is long-term capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.72%
Other expenses	0.07
Total annual fund operating expenses	0.79

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$81	$252	$439	$978

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

13     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

American Funds Insurance Series / Prospectus     14

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors and securities in which the fund primarily invests. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund (inception date — 6/17/99)	–2.96%	0.39%	6.29%	7.84%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.36	6.09	4.76	3.72
MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–14.92	–4.81	3.61	6.47

15     American Funds Insurance Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Carl M. Kawaja Vice President	17 years	Partner – Capital World Investors
Nicholas J. Grace	4 years	Partner – Capital World Investors
Galen Hoskin	10 years	Partner – Capital World Investors
Robert H. Neithart	4 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     16

Blue Chip Income and Growth Fund

Investment objectives

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.40%
Other expenses	0.01
Total annual fund operating expenses	0.41

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$42	$132	$230	$518

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The fund’s investment adviser considers these types of investments to be “blue chip” stocks. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

17     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

American Funds Insurance Series / Prospectus     18

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund (inception date — 7/5/01)	–2.72%	11.22%	6.53%	5.37%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.57	7.31	5.72
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.61	9.00	5.50	5.03

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Christopher D. Buchbinder	9 years	Partner – Capital Research Global Investors
James B. Lovelace	9 years	Partner – Capital Research Global Investors
James Terrile	4 years	Partner – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

19     American Funds Insurance Series / Prospectus

Global Growth and Income Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.60%
Other expenses	0.04
Total annual fund operating expenses	0.64

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$65	$205	$357	$798

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of well-established companies around the world, which the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     20

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

21     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	Lifetime
Fund (inception date — 5/1/06)	–1.14%	7.66%	5.46%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.36	6.09	3.82
Lipper Global Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.16	6.14	3.95

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Bradford F. Freer	2 years	Partner – Capital World Investors
Nicholas J. Grace	Less than 1 year	Partner – Capital World Investors
Martin Romo	7 years	Partner – Capital World Investors
Andrew B. Suzman	7 years	Partner – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     22

Growth-Income Fund

Investment objectives

The fund’s investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.27%
Other expenses	0.02
Total annual fund operating expenses	0.29

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$30	$93	$163	$368

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

23     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

American Funds Insurance Series / Prospectus     24

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund (inception date — 2/8/84)	1.72%	11.84%	6.90%	11.11%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.57	7.31	11.08
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.61	9.00	5.50	9.53

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	11 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	11 years	Partner – Capital International Investors
J. Blair Frank	10 years	Partner – Capital Research Global Investors
Claudia P. Huntington	22 years	Partner – Capital Research Global Investors
William L. Robbins	4 years	Partner – Capital International Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

25     American Funds Insurance Series / Prospectus

International Growth and Income Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.64%
Other expenses	0.04
Total annual fund operating expenses	0.68

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$69	$218	$379	$847

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     26

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

27     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	Lifetime
Fund (inception date — 11/18/08)	–5.34%	3.24%	9.67%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–5.66	1.06	8.71
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.34	3.23	9.79

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	8 years	Partner – Capital Research Global Investors
Jesper Lyckeus	8 years	Partner – Capital Research Global Investors
David M. Riley	8 years	Partner – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     28

Capital Income Builder

Investment objectives

The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.50%
Other expenses	0.06
Total annual fund operating expenses	0.56

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$57	$179	$313	$701

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal investment strategies

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

29     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows the fund’s investment results of the Class 1 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of market results. This information provides some indication of the risks of investing in the fund. The 70%/30% MSCI ACWI/Barclays Index is a composite blend of 70% of the MSCI All Country World Index (ACWI) and 30% of the Barclays U.S. Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. The Lipper Global Equity Income Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

American Funds Insurance Series / Prospectus     30

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime
Fund (inception date — 5/1/14)	–1.23%	–0.67%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.36	–0.29
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	0.55	2.09
70%/30% MSCI ACWI/Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–1.30	0.55
Lipper Global Equity Income Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–3.48	–2.57

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	2 years	Partner – Capital Fixed Income Investors
Darcy Kopcho	2 years	Partner – Capital International Investors
Theodore R. Samuels	2 years	Partner – Capital International Investors
Philip Winston	2 years	Partner – Capital International Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

31     American Funds Insurance Series / Prospectus

Asset Allocation Fund

Investment objective

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.28%
Other expenses	0.02
Total annual fund operating expenses	0.30

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$31	$97	$169	$381

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal investment strategies

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2015, the fund was approximately 66% invested in equity securities, 24% invested in debt securities and 10% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     32

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

33     American Funds Insurance Series / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% S&P/Barclays Index is a composite blend of 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the fund may invest. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund (inception date — 8/1/89)	1.64%	9.52%	6.72%	8.37%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.57	7.31	9.31
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	0.55	3.25	4.51	6.25
60%/40% S&P/Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.28	8.95	6.48	8.36

American Funds Insurance Series / Prospectus     34

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	16 years	Partner – Capital World Investors
J. David Carpenter	3 years	Partner – Capital World Investors
David A. Daigle	7 years	Partner – Capital Fixed Income Investors
Jeffrey T. Lager	9 years	Partner – Capital World Investors
James R. Mulally	10 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

35     American Funds Insurance Series / Prospectus

Global Balanced Fund

Investment objectives

This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.66%
Other expenses	0.06
Total annual fund operating expenses	0.72

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$74	$230	$401	$894

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal investment strategies

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among securities of companies domiciled in various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund’s investments in issuers domiciled outside the United States may include securities of issuers domiciled in developing countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. The fund will also normally invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

American Funds Insurance Series / Prospectus     36

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

37     American Funds Insurance Series / Prospectus

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% MSCI ACWI/Barclays Index is a composite blend of 60% of the MSCI All Country World Index and 40% of the Barclays Global Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. The Lipper Flexible Portfolio Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

American Funds Insurance Series / Prospectus     38

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime
Fund (inception date — 5/2/11)	–0.69%	4.11%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.36	4.59
Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–3.15	0.00
60%/40% MSCI ACWI/Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.47	2.92
Lipper Flexible Portfolio Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–2.53	4.44

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Hilda L. Applbaum	5 years	Partner – Capital World Investors
Mark A. Brett	5 years	Partner – Capital Fixed Income Investors
Paul Flynn	3 years	Partner – Capital World Investors
Joanna F. Jonsson	5 years	Partner – Capital World Investors
Robert H. Neithart	5 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

39     American Funds Insurance Series / Prospectus

Bond Fund

Investment objective

The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.36%
Other expenses	0.02
Total annual fund operating expenses	0.38

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$39	$122	$213	$480

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 434% of the average value of its portfolio.

Principal investment strategies

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

American Funds Insurance Series / Prospectus     40

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

41     American Funds Insurance Series / Prospectus

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     42

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund (inception date — 1/2/96)	0.45%	3.17%	3.59%	4.86%
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	0.55	3.25	4.51	5.34
Lipper Core Bond Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–0.07	3.15	4.04	4.81

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David C. Barclay	18 years	Partner – Capital Fixed Income Investors
David A. Hoag	9 years	Partner – Capital Fixed Income Investors
Thomas H. Høgh	9 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

43     American Funds Insurance Series / Prospectus

Global Bond Fund

Investment objective

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.53%
Other expenses	0.04
Total annual fund operating expenses	0.57

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$58	$183	$318	$714

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Principal investment strategies

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Normally, the fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 35% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

American Funds Insurance Series / Prospectus     44

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

45     American Funds Insurance Series / Prospectus

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     46

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Income Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	Lifetime
Fund (inception date — 10/4/06)	–3.75%	1.29%	4.02%
Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–3.15	0.90	3.53
Lipper Global Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–2.90	1.96	3.92

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark A. Brett	1 year	Partner – Capital Fixed Income Investors
David A. Daigle	1 year	Partner – Capital Fixed Income Investors
Thomas H. Høgh	10 years	Partner – Capital Fixed Income Investors
Robert H. Neithart	3 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

47     American Funds Insurance Series / Prospectus

High-Income Bond Fund

Investment objectives

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.46%
Other expenses	0.02
Total annual fund operating expenses	0.48

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$49	$154	$269	$604

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds” and may be represented by other investment instruments, including derivatives.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     48

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

49     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper High Yield Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund (inception date — 2/8/84)	–6.94%	3.14%	4.90%	8.66%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–4.43	5.03	6.95	N/A
Lipper High Yield Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–4.86	4.45	5.51	7.22

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David C. Barclay	23 years	Partner – Capital Fixed Income Investors
Thomas H. Chow	1 year	Vice President – Capital Fixed Income Investors
David A. Daigle	7 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     50

Mortgage Fund

Investment objective

The fund’s investment objective is to provide current income and preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.42%
Other expenses	0.03
Total annual fund operating expenses	0.45

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$46	$144	$252	$567

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 1103% of the average value of its portfolio.

Principal investment strategies

Normally, at least 80% of the fund’s assets is invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced contracts and mortgage dollar rolls). The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest in debt issued by federal agencies.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

51     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

American Funds Insurance Series / Prospectus     52

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper GNMA Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

53     American Funds Insurance Series / Prospectus

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime
Fund (inception date — 5/2/11)	2.09%	2.88%
Barclays U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.51	2.81
Lipper Intermediate U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.57	2.03
Lipper GNMA Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.65	2.15

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	2 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	5 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     54

Ultra-Short Bond Fund

Investment objective

The investment objective of the fund is to provide you with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.32%
Other expenses	0.02
Total annual fund operating expenses	0.34

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$35	$109	$191	$431

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund was a cash management fund and was not required to disclose its portfolio turnover rate.

Principal investment strategies

Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

55     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     56

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Ultra Short Obligation Funds Average and the Lipper Money Market Funds Average include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund (inception date — 2/8/84)	–0.18%	–0.23%	1.04%	3.69%
Barclays Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	0.26	0.28	1.74	N/A
Lipper Ultra Short Obligation Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.13	0.66	1.82	N/A
Lipper Money Market Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.01	0.01	1.12	N/A

Management

Investment adviser Capital Research and Management CompanySM

Portfolio manager The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
James R. Mulally	Less than 1 year (since the fund's conversion)	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

57     American Funds Insurance Series / Prospectus

U.S. Government/AAA-Rated Securities Fund

Investment objective

The fund’s investment objective is to provide a high level of current income consistent with preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.34%
Other expenses	0.01
Total annual fund operating expenses	0.35

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$36	$113	$197	$443

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 901% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The fund may also invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

American Funds Insurance Series / Prospectus     58

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses

59     American Funds Insurance Series / Prospectus

than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis .

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Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund (inception date — 12/2/85)	1.93%	2.81%	4.12%	6.15%
Barclays U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.13	2.83	4.35	6.67
Lipper General U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–0.05	2.42	3.52	5.80
Consumer Price Index (CPI)	0.73	1.53	1.86	2.61

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	1 year	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	6 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon	1 year	Vice President – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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Investment objectives, strategies and risks

Global Growth Fund

The fund’s investment objective is to provide you with long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

American Funds Insurance Series / Prospectus     62

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Global Small Capitalization Fund

The fund’s investment objective is to provide you with long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days’ written notice to shareholders. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

63     American Funds Insurance Series / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Small-/Mid-Cap Funds Average is composed of funds that invest at least 75% of their equity assets in companies both inside and outside of the United States with market capitalizations (on a three-year weighted basis) below Lipper’s global large-cap floor. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Growth Fund

The fund’s investment objective is to provide you with growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

American Funds Insurance Series / Prospectus     64

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth Funds Index is an equally weighted index of growth funds, as defined by each fund’s related prospectus. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes. The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in both Lipper indexes include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

International Fund

The fund’s investment objective is to provide you with long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

65     American Funds Insurance Series / Prospectus

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

New World Fund

The fund’s investment objective is long-term capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets.

Additionally, the fund may invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Bangladesh, Brazil, Bulgaria, Chile, China, Colombia, Côte d’Ivoire, Croatia, Cyprus, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Greece, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Macau, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

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Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. Results for both indexes reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. These indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Blue Chip Income and Growth Fund

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

69     American Funds Insurance Series / Prospectus

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Global Growth and Income Fund

The fund’s investment objective is to provide you with long-term growth of capital while providing current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of well established companies around the world, which the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

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Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Growth-Income Fund

The fund’s investment objectives are to achieve long-term growth of capital and income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. The fund is designed for investors seeking both capital appreciation and income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

71     American Funds Insurance Series / Prospectus

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

International Growth and Income Fund

The fund’s investment objective is to provide you with long-term growth of capital while providing current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may

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determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Capital Income Builder

The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States, including developing countries.

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities, including preferred stocks and convertible preferred stocks). Generally, the fund may invest in common stocks of companies with a broad range of capitalizations. In addition, the fund may invest in bonds and other debt securities of any maturity or duration, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund’s debt obligations will consist primarily of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may invest to a limited extent in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an

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evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 70%/30% MSCI ACWI/Barclays Index blends the MSCI ACWI with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 70% and 30%, respectively. This assumes the blend is rebalanced monthly. The Lipper Global Equity Income Funds Average is composed of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolios in dividend-paying equity securities of domestic and foreign corporations. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Asset Allocation Fund

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its

75     American Funds Insurance Series / Prospectus

investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2015, the fund was approximately 66% invested in equity securities, 24% invested in debt securities and 10% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

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Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% S&P/Barclays Index blends the S&P 500 Index with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

77     American Funds Insurance Series / Prospectus

Global Balanced Fund

The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund will invest a significant portion of its assets in securities of issuers outside the United States, including issuers in developing countries.

In addition, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments under normal market conditions. Although the fund’s equity investments focus on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Normally, the fund will invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may also invest to a limited extent in lower quality, higher yielding debt securities, including those convertible into common stocks (rated Ba1 or below or BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

There are no restrictions on the maturity or duration of the bonds and other debt securities in the fund’s portfolio.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

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Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

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Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Barclays Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% MSCI ACWI/Barclays Index blends the MSCI All Country World Index with the Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly. The Lipper Flexible Portfolio Funds Index is an equally weighted index of funds that allocate their investments to both domestic and foreign securities across traditional asset classes with a focus on total return. The traditional asset classes utilized are common stocks, bonds and money market instruments. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Bond Fund

The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term

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interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates. The fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the

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securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

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Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Core Bond Funds Average is composed of funds that invest at least 85% of their net assets in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Global Bond Fund

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Normally, the fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 35% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are

83     American Funds Insurance Series / Prospectus

consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates. The fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no

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assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

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Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Income Funds Index is an equally weighted index of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

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High-Income Bond Fund

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds” and may be represented by other investment instruments, including derivatives. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an

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evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

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Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. The Lipper High Yield Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Mortgage Fund

The fund’s investment objective is to provide current income and preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, at least 80% of the fund’s assets is invested in mortgage-related securities. These include, but are not limited to, mortgage-backed securities, other securities collateralized by mortgage loans, as well as contracts for future delivery of such securities (such as to-be-announced contracts and mortgage dollar rolls). This policy is subject to change only upon 60 days’ written notice to shareholders.

The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest a portion of its assets in securities rated in the Aa/AA and A rating categories (by NRSROs designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S.- dollar denominated. The fund may also invest in debt issued by federal agencies.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

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Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial

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margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Intermediate U.S. Government Funds Average is composed of funds that invest primarily in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Lipper GNMA Funds Average is composed of funds that invest primarily in Government National Mortgage Association securities. The results of the

91     American Funds Insurance Series / Prospectus

underlying funds in the averages include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Ultra-Short Bond Fund

The investment objective of the fund is to provide you with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities. The money market instruments in which the fund invests will generally be rated A-2 or better or P-2 or better by at least one Nationally Recognized Statistical Ratings Organization designated by the fund’s investment adviser. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit.

The fund maintains a dollar-weighted average portfolio maturity of 60 days or less. The average portfolio maturity of the fund is dollar-weighted based upon the market value of the fund’s securities at the time of calculation.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest. In practice, the fund is currently expected to enter only into repurchase agreements that are fully collateralized by cash or U.S. government securities.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund may also hold cash. The percentage of the fund’s holdings in cash varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold cash without limitation. The investment adviser may determine that it is appropriate to hold a substantial portion of the fund’s assets in cash in response to certain circumstances, such as periods of market turmoil. A larger amount of cash holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of cash holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral

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securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund's investment strategies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays Short-Term Government/Corporate Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturities from one up to (but not including) 12 months within either the government or corporate sector. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Ultra Short Obligation Funds Average is composed of funds that invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Lipper Money Market Funds Average is composed of funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. These funds intend to keep constant net asset value. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

U.S. Government/AAA-Rated Securities Fund

The fund’s investment objective is to provide a high level of current income consistent with preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to

93     American Funds Insurance Series / Prospectus

be of equivalent quality by the fund’s investment adviser. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The fund may also invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities

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and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the

95     American Funds Insurance Series / Prospectus

individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

High portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s performance.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays U.S. Government/Mortgage-Backed Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

American Funds Insurance Series / Prospectus     96

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2015.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition to the portfolio managers below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed-income portfolio managers are informed by the investment themes discussed by the group.

97     American Funds Insurance Series / Prospectus

The primary individual portfolio managers for each of the funds are:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Vice Chairman of the Board	Partner – Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years
Alan N. Berro President	Partner – Capital World Investors Investment professional for 30 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 16 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 29 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 17 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years International Growth and Income Fund — 8 years
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 19 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 29 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 5 years
David C. Barclay	Partner – Capital Fixed Income Investors Investment professional for 35 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 18 years High-Income Bond Fund — 23 years
L. Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 7 years
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 16 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Capital Income Builder — 2 years Mortgage Fund — 2 years U.S. Government/AAA-Rated Securities Fund — 1 year
Mark A. Brett	Partner – Capital Fixed Income Investors Investment professional for 37 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 5 years Global Bond Fund — 1 year
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years
J. David Carpenter	Partner – Capital World Investors Investment professional for 22 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 3 years
Thomas H. Chow	Vice President – Capital Fixed Income Investors Investment professional for 27 years in total; 1 year with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 1 year
Patrice Collette	Partner – Capital World Investors Investment professional for 22 years in total, 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 1 year (plus 14 years of prior experience as an investment analyst for the fund)

American Funds Insurance Series / Prospectus     98

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
Asset Allocation Fund — 7 years
Global Bond Fund — 1 year
High-Income Bond Fund — 7 years (plus 9 years of prior experience as an investment analyst for the fund)
Isabelle de Wismes	Partner – Capital World Investors Investment professional for 32 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 4 years (plus 14 years of prior experience as an investment analyst for the fund)
Mark E. Denning	Partner – Capital Research Global Investors Investment professional for 34 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 18 years
Paul Flynn	Partner – Capital World Investors Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 3 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 13 years Growth-Income Fund — 10 years
Bradford F. Freer	Partner – Capital World Investors Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 2 years (plus 6 years of prior experience as an investment analyst for the fund)
Nicholas J. Grace	Partner – Capital World Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 4 years (plus 8 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — Less than 1 year
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 9 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 29 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 9 years Global Bond Fund — 10 years
Galen Hoskin	Partner – Capital World Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Growth Fund — 2 years (plus 14 years of prior experience as an investment analyst for the fund)
New World Fund — 10 years (plus 6 years of prior experience as an investment analyst for the fund)
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 43 years in total; 41 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 3 years Growth-Income Fund — 22 years (plus 5 years of prior experience as an investment analyst for the fund)
Gregory D. Johnson	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 9 years
Joanna F. Jonsson	Partner – Capital World Investors Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 5 years

99     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Michael T. Kerr	Partner – Capital World Investors Investment professional for 33 years in total; 31 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 11 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years (plus 10 years of prior experience as an investment analyst for the fund)
Darcy Kopcho	Partner – Capital International Investors Investment professional for 36 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Lawrence Kymisis	Partner – Capital Research Global Investors Investment professional for 21 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 4 years
Harold H. La	Partner – Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 8 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital World Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 9 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 34 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 9 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 8 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 24 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Mortgage Fund — 5 years U.S. Government/AAA-Rated Securities Fund — 6 years
Ronald B. Morrow	Partner – Capital World Investors Investment professional for 48 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 13 years (plus 5 years of prior experience as an investment analyst for the fund)
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 40 years in total; 36 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 10 years Ultra-Short Bond Fund — Less than 1 year (since the fund's conversion)
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 29 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
New World Fund — 4 years (plus 2 years of prior experience as an investment analyst for the fund)
Global Balanced Fund — 5 years
Global Bond Fund — 3 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 18 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 2 years (plus 9 years of prior experience as an investment analyst for the fund)
Andraz Razen	Partner – Capital World Investors Investment professional for 18 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 3 years (plus 3 years of prior experience as an investment analyst for the fund)

American Funds Insurance Series / Prospectus     100

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 8 years
William L. Robbins	Partner – Capital International Investors Investment professional for 24 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 4 years (plus 12 years of prior experience as an investment analyst for the fund)
Martin Romo	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Growth Fund — Less than 1 year (plus 15 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 7 years (plus 1 year of prior experience as an investment analyst for the fund)
Theodore R. Samuels	Partner – Capital International Investors Investment professional for 37 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 7 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 4 years
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years
Ritchie Tuazon	Vice President – Capital Fixed Income Investors Investment professional for 16 years in total; 5 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 1 year
Alan J. Wilson	Partner – Capital World Investors Investment professional for 31 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years
Philip Winston	Partner – Capital International Investors Investment professional for 31 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the Series and other accounts they manage is in the statement of additional information.

101     American Funds Insurance Series / Prospectus

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund other than Ultra-Short Bond Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

American Funds Insurance Series / Prospectus     102

Valuing shares The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plan of distribution

The Series has not adopted (and does not presently intend to adopt) a plan of distribution or “12b-1 plan” for Class 1 shares.

Fund expenses

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates.

Investment results

All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes

Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

103     American Funds Insurance Series / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand a fund’s results for the past five fiscal years. For Ultra-Short Bond Fund, the information for the periods provided is prior to the fund's conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1:
12/31/15	$27.48	$.25	$ 1.80	$ 2.05	$(.35)	$(2.79)	$(3.14)	$26.39	7.24%	$1,626.55%		.90%
12/31/14	30.11	.31[2]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558.55		1.08[2]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277.55		1.37
Class 2:
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817.80		.66
12/31/14	29.92	.24[2]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992.80		.85[2]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535.80		1.13
Class 4:
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91	1.05	.34
12/31/14	30.07	.07[2]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19	1.05	.26[2]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1	1.06	.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27[5,6]	—[7]	.02[5,6]	.04[5,6]
Global Small Capitalization Fund
Class 1:
12/31/15	$26.09	$ .04	$ .36	$ .40	$ —	$(2.08)	$(2.08)	$24.41	.50%	$1,706.73%		.15%
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795.74		.36
Class 2:
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603	1.00	.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450.99		.10
Class 4:
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34	1.23	(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12	1.24	(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4	1.24	(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80[5,6]	—[7]	.04[5,6]	.04[5,6]

American Funds Insurance Series / Prospectus     104

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
12/31/15	$80.15	$.64	$ 5.08	$ 5.72	$ (.61)	$(17.24)	$(17.85)	$68.02	7.12%	$6,796.35%		.87%
12/31/14	78.54	.88[2]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118.35		1.12[2]
12/31/13	60.90	.64	17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003.35		.93
12/31/12	52.07	.63	8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116.35		1.10
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426.34		.81
Class 2:
12/31/15	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414.60		.62
12/31/14	77.94	.68[2]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413.60		.87[2]
12/31/13	60.45	.47	17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334.60		.68
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701.59		.55
Class 3:
12/31/15	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194.53		.69
12/31/14	78.62	.74[2]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208.53		.94[2]
12/31/13	60.97	.52	17.84	18.36	(.71)	—	(.71)	78.62	30.20	216.53		.75
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189.52		.62
Class 4:
12/31/15	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394.85		.42
12/31/14	78.32	.37[2]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24.85		.47[2]
12/31/13	60.90	.29	17.90	18.19	(.77)	—	(.77)	78.32	29.96	5.85		.40
12/31/12[3,4]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33[5,6]	—[7]	.02[5,6]	.05[5,6]
International Fund
Class 1:
12/31/15	$20.35	$ .29	$(1.03)	$ (.74)	$(.35)	$(1.18)	$(1.53)	$18.08	(4.25)%	$3,427.54%		1.41%
12/31/14	21.22	.30	(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282.54		1.43
12/31/13	17.68	.27	3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324.54		1.41
12/31/12	15.21	.30	2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618.54		1.81
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314.53		2.03
Class 2:
12/31/15	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978.79		1.17
12/31/14	21.15	.25	(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374.79		1.19
12/31/13	17.62	.22	3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916.79		1.15
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210.78		1.81
Class 3:
12/31/15	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32.72		1.24
12/31/14	21.24	.27	(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38.72		1.28
12/31/13	17.70	.23	3.59	3.82	(.28)	—	(.28)	21.24	21.67	46.72		1.22
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43.71		1.90
Class 4:
12/31/15	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04	.88
12/31/14	21.16	.07	(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18	1.04	.31
12/31/13	17.68	(.01)	3.79	3.78	(.30)	—	(.30)	21.16	21.48	2	1.04	(.07)
12/31/12[3,4]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98[5,6]	—[7]	.02[5,6]	.05[5,6]

105     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
New World Fund
Class 1:
12/31/15	$20.72	$.19	$ (.71)	$ (.52)	$(.17)	$(1.16)	$(1.33)	$18.87	(2.96)%	$1,562.79%		.92%
12/31/14	25.08	.29[2]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433.78		1.23[2]
12/31/13	22.93	.34	2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388.78		1.45
12/31/12	19.65	.33	3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140.79		1.54
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826.78		1.62
Class 2:
12/31/15	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04	.68
12/31/14	24.88	.24[2]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084	1.03	1.01[2]
12/31/13	22.75	.28	2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307	1.03	1.22
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378	1.04	1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350	1.03	1.37
Class 4:
12/31/15	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29	.39
12/31/14	24.99	.09[2]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64	1.28	.40[2]
12/31/13	22.93	.14	2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8	1.29	.56
12/31/12[3,4]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58[5,6]	—[7]	.04[5,6]	.04[5,6]
Blue Chip Income and Growth Fund
Class 1:
12/31/15	$14.69	$.31	$(.64)	$(.33)	$(.29)	$(1.45)	$(1.74)	$12.62	(2.72)%	$3,638.41%		2.23%
12/31/14	13.12	.46[2]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542.42		3.31[2]
12/31/13	10.05	.27	3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814.42		2.27
12/31/12	9.00	.24	1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357.43		2.41
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992.42		2.08
Class 2:
12/31/15	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228.66		1.97
12/31/14	13.02	.44[2]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722.67		3.14[2]
12/31/13	9.97	.23	3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755.67		2.03
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340.67		1.83
Class 4:
12/31/15	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32.91		1.75
12/31/14	13.12	.34[2]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9.92		2.33[2]
12/31/13	10.05	.18	3.15	3.33	(.26)	—	(.26)	13.12	33.27	—[7]	.86	1.39
12/31/12[3,4]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38[5,6]	—[7]	.02[5,6]	.10[5,6]

American Funds Insurance Series / Prospectus     106

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Growth and Income Fund
Class 1:
12/31/15	$12.78	$.26	$(.40)	$(.14)	$(.29)	$ —	$(.29)	$12.35	(1.14)%	$ 293.64%		2.04%
12/31/14	12.53	.43[2]	.31	.74	(.49)	—	(.49)	12.78	6.00	200.63		3.34[2]
12/31/13	10.56	.39	2.00	2.39	(.42)	—	(.42)	12.53	22.81	206.62		3.35
12/31/12	9.20	.25	1.39	1.64	(.28)	—	(.28)	10.56	17.93	180.62		2.56
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161.61		2.86
Class 2:
12/31/15	12.75	.24	(.41)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479.89		1.84
12/31/14	12.51	.41[2]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685.88		3.22[2]
12/31/13	10.54	.36	2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822.87		3.09
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839.86		2.60
Class 4:
12/31/15	12.71	.19	(.39)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5	1.14	1.46
12/31/14	12.50	.30[2]	.37	.67	(.46)	—	(.46)	12.71	5.41	1	1.13	2.30[2]
12/31/13	10.55	.28	2.09	2.37	(.42)	—	(.42)	12.50	22.60	1	1.12	2.27
12/31/12[3,4]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27[5,6]	—[7]	.03[5,6]	.08[5,6]
Growth-Income Fund
Class 1:
12/31/15	$52.76	$.79	$ .37	$ 1.16	$(.75)	$(7.77)	$(8.52)	$45.40	1.72%	$10,747.29%		1.59%
12/31/14	50.72	.81	4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812.29		1.56
12/31/13	38.48	.66	12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857.29		1.49
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496.28		1.77
Class 2:
12/31/15	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895.54		1.34
12/31/14	50.40	.67	4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337.54		1.31
12/31/13	38.24	.55	12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980.54		1.25
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235.53		1.52
Class 3:
12/31/15	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161.47		1.41
12/31/14	50.77	.71	4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185.47		1.38
12/31/13	38.52	.58	12.32	12.90	(.65)	—	(.65)	50.77	33.58	193.47		1.32
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172.46		1.59
Class 4:
12/31/15	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410.79		1.25
12/31/14	50.56	.58	4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30.79		1.11
12/31/13	38.47	.45	12.33	12.78	(.69)	—	(.69)	50.56	33.32	3.79		.96
12/31/12[3,4]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02[5,6]	—[7]	.01[5,6]	.03[5,6]

107     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
International Growth and Income Fund
Class 1:
12/31/15	$16.27	$.42	$(1.25)	$ (.83)	$(.38)	$(.34)	$(.72)	$14.72	(5.34)%	$707.68%		2.60%
12/31/14	17.48	.58[2]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740.68		3.32[2]
12/31/13	15.29	.44	2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696.69		2.63
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35.73		3.17
Class 2:
12/31/15	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254.93		2.32
12/31/14	17.43	.56[2]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248.93		3.21[2]
12/31/13	15.25	.38	2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257.94		2.28
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199.98		2.89
Class 4:
12/31/15	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32	1.18	2.02
12/31/14	17.45	.26[2]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20	1.18	1.52[2]
12/31/13	15.29	.03	2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1	1.19	.18
12/31/12[3,4]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62[5,6]	—[7]	.04[5,6]	.07[5,6]
Capital Income Builder
Class 1:
12/31/15	$ 9.81	$.28	$(.40)	$(.12)	$(.29)	$ —	$(.29)	$9.40	(1.23)%	$ 80.56%		2.88%
12/31/14[3,8]	10.00	.19	(.18)	.01	(.19)	(.01)	(.20)	9.81	.12[6]	20	.56[9]	2.87[9]
Class 2:
12/31/15	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[5]	—[7]	.46[5]	3.12[5]
12/31/14[3,8]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12[5,6]	—[7]	.47[5,9]	2.94[5,9]
Class 4:
12/31/15	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157	1.05	2.55
12/31/14[3,8]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[6]	55	1.06[9]	2.08[9]
Asset Allocation Fund
Class 1:
12/31/15	$22.23	$.40	$(.02)	$ .38	$(.40)	$(1.59)	$(1.99)	$20.62	1.64%	$10,913.29%		1.85%
12/31/14	22.49	.44	.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66	11,997.30		1.95
12/31/13	18.43	.35	4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515.31		1.71
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199.31		2.11
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932.31		2.25
Class 2:
12/31/15	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008.54		1.60
12/31/14	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494.55		1.69
12/31/13	18.31	.30	4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760.56		1.47
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151.56		1.99
Class 3:
12/31/15	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36.47		1.67
12/31/14	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40.48		1.76
12/31/13	18.45	.32	4.06	4.38	(.32)	—	(.32)	22.51	23.81	42.49		1.54
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38.49		2.05
Class 4:
12/31/15	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414.79		1.45
12/31/14	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32.80		1.55
12/31/13	18.43	.27	4.12	4.39	(.36)	—	(.36)	22.46	23.89	1.79		1.22
12/31/12[3,4]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17[5,6]	—[7]	.01[5,6]	.08[5,6]

American Funds Insurance Series / Prospectus     108

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Balanced Fund
Class 1:
12/31/15	$11.11	$.20	$(.28)	$(.08)	$(.14)	$(.15)	$(.29)	$10.74	(.69)%	$47.72%		1.80%
12/31/14	11.37	.25[2]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37.71		2.14[2]
12/31/13	10.34	.22	1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36.70		2.05
12/31/12	9.35	.20	.98	1.18	(.19)	—	(.19)	10.34	12.58	32.72		2.00
12/31/11[3,10]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)[6]	28	.69[9]	1.99[9]
Class 2:
12/31/15	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171.97		1.60
12/31/14	11.35	.22[2]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179.96		1.88[2]
12/31/13	10.33	.20	1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156.95		1.79
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119.97		1.76
12/31/11[3,10]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)[6]	72	.94[9]	1.45[9]
Class 4:
12/31/15	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1	1.34	.58
12/31/14	11.35	.24[2]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88[5]	—[7]	.67[5]	2.07[2,5]
12/31/13	10.33	.22	1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49[5]	—[7]	.71[5]	1.98[5]
12/31/12[3,4]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40[5,6]	—[7]	.03[5,6]	.05[5,6]
Bond Fund
Class 1:
12/31/15	$11.08	$.22	$(.17)	$ .05	$(.21)	$(.22)	$(.43)	$10.70	.45%	$5,731.38%		1.95%
12/31/14	10.73	.23	.37	.60	(.25)	—[11]	(.25)	11.08	5.59	4,977.39		2.03
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354.38		2.89
Class 2:
12/31/15	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135.63		1.69
12/31/14	10.61	.20	.36	.56	(.22)	—[11]	(.22)	10.95	5.28	4,565.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984.63		2.64
Class 4:
12/31/15	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59.88		1.47
12/31/14	10.69	.16	.39	.55	(.23)	—[11]	(.23)	11.01	5.15	29.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3.89		1.58
12/31/12[3,4]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5,6]	—[7]	.02[5,6]	.10[5,6]

109     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Bond Fund
Class 1:
12/31/15	$11.77	$.27	$(.71)	$(.44)	$(.01)	$(.31)	$(.32)	$11.01	(3.75)%	$1,032.57%		2.34%
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619.56		2.97
Class 2:
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208.82		2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639.81		2.75
Class 4:
12/31/15	11.70	.21	(.71)	(.50)	—[11]	(.31)	(.31)	10.89	(4.27)	6	1.07	1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4	1.09	1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—[7]	.79	2.25
12/31/12[3,4]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5,6]	—[7]	.02[5,6]	.11[5,6]
High-Income Bond Fund
Class 1:
12/31/15	$10.54	$.64	$(1.36)	$(.72)	$(.63)	$ —	$(.63)	$ 9.19	(6.94)%	$1,017.48%		6.12%
12/31/14	11.13	.67	(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017.48		5.90
12/31/13	11.16	.75	.01	.76	(.79)	—	(.79)	11.13	6.89	856.48		6.54
12/31/12	10.54	.81	.64	1.45	(.83)	—	(.83)	11.16	13.90	894.48		7.25
12/31/11	11.20	.88	(.64)	.24	(.90)	—	(.90)	10.54	2.18	787.47		7.70
Class 2:
12/31/15	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765.73		5.85
12/31/14	10.99	.63	(.57)	.06	(.64)	—	(.64)	10.41	.63	929.73		5.67
12/31/13	11.03	.71	.01	.72	(.76)	—	(.76)	10.99	6.60	1,061.73		6.29
12/31/12	10.42	.78	.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135.73		7.00
12/31/11	11.08	.84	(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064.72		7.44
Class 3:
12/31/15	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12.66		5.91
12/31/14	11.16	.65	(.59)	.06	(.65)	—	(.65)	10.57	.59	16.66		5.74
12/31/13	11.18	.73	.02	.75	(.77)	—	(.77)	11.16	6.77	19.66		6.36
12/31/12	10.56	.80	.63	1.43	(.81)	—	(.81)	11.18	13.67	21.66		7.07
12/31/11	11.22	.86	(.64)	.22	(.88)	—	(.88)	10.56	1.97	21.65		7.51
Class 4:
12/31/15	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1.98		5.51
12/31/14	11.12	.63	(.59)	.04	(.11)	—	(.11)	11.05	.35	—[7]	.98	5.49
12/31/13	11.16	.67	.08	.75	(.79)	—	(.79)	11.12	6.81	—[7]	.93	5.82
12/31/12[3,4]	11.80	.04	—[11]	.04	(.68)	—	(.68)	11.16	.34[5,6]	—[7]	.02[5,6]	.35[5,6]

American Funds Insurance Series / Prospectus     110

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Mortgage Fund
Class 1:
12/31/15	$10.70	$ .10	$ .13	$ .23	$(.18)	$(.14)	$(.32)	$10.61	2.09%		$272.45%	.89%
12/31/14	10.23	.12	.45	.57	(.10)	—	(.10)	10.70	5.54		292.45	1.12
12/31/13	10.47	.04	(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)		198.44	.35
12/31/12	10.37	.01	.25	.26	(.06)	(.10)	(.16)	10.47	2.57		87.45	.08
12/31/11[3,10]	10.00	—[11]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55	.42[9]	.04[9]
Class 2:
12/31/15	10.68	.07	.13	.20	(.15)	(.14)	(.29)	10.59	1.86		59.70	.65
12/31/14	10.22	.10	.44	.54	(.08)	—	(.08)	10.68	5.23		52.70	.91
12/31/13	10.46	—[11]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)		49.69	(.02)
12/31/12	10.36	(.02)	.26	.24	(.04)	(.10)	(.14)	10.46	2.38		49.70	(.16)
12/31/11[3,10]	10.00	(.02)	.48	.46	—[11]	(.10)	(.10)	10.36	4.60	22	.67[9]	(.25)[9]
Class 4:
12/31/15	10.65	.04	.14	.18	(.17)	(.14)	(.31)	10.52	1.62		11.97	.37
12/31/14	10.23	.05	.46	.51	(.09)	—	(.09)	10.65	4.98		1.94	.47
12/31/13	10.47	.02	(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[5]	—[7]	.38[5]	.23[5]
12/31/12[3,4]	10.60	—[11]	.01	.01	(.06)	(.08)	(.14)	10.47	.09[5,6]	—[7]	.02[5,6]	.04[5,6]
U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/15	$12.40	$.13	$ .09	$ .22	$(.21)	$(.10)	$(.31)	$12.31	1.93%		$1,426.35%	1.02%
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24		1,723.35	1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)		1,584.35	.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22		1,809.34	.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85		1,785.34	1.83
Class 2:
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59		1,579.60	.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01		1,717.60	1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)		1,801.60	.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91		1,995.59	.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58		2,002.59	1.59
Class 3:
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64		11.53	.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11		13.53	1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)		14.53	.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02		20.52	.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56		24.52	1.65
Class 4:
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29		46.85	.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76		21.85	.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—[7]	.84	.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5,6]	—[7]	.02[5,6]	.05[5,6]

111     American Funds Insurance Series / Prospectus

		Loss from investment operations[1]
	Net asset value, beginning of period	Net investment loss	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net loss to average net assets
Cash Management Fund
Class 1:
12/31/15	$11.28	$(.03)	$ .01	$(.02)	$11.26	(.18)%	$ 39.34%		(.24)%
12/31/14	11.31	(.03)	—	(.03)	11.28	(.27)	49.34		(.26)
12/31/13	11.34	(.03)	—[11]	(.03)	11.31	(.27)	57.34		(.24)
12/31/12	11.36	(.03)	.01	(.02)	11.34	(.18)	66.34		(.22)
12/31/11	11.39	(.02)	(.01)	(.03)	11.36	(.26)	75.33		(.21)
Class 2:
12/31/15	11.06	(.05)	—[11]	(.05)	11.01	(.45)	302.59		(.49)
12/31/14	11.12	(.06)	—	(.06)	11.06	(.54)	331.59		(.51)
12/31/13	11.17	(.05)	—[11]	(.05)	11.12	(.45)	395.59		(.49)
12/31/12	11.22	(.05)	—[11]	(.05)	11.17	(.45)	459.59		(.47)
12/31/11	11.28	(.05)	(.01)	(.06)	11.22	(.53)	530.58		(.47)
Class 3:
12/31/15	11.16	(.05)	—[11]	(.05)	11.11	(.45)	6.52		(.42)
12/31/14	11.21	(.05)	—	(.05)	11.16	(.45)	8.52		(.44)
12/31/13	11.26	(.05)	—[11]	(.05)	11.21	(.44)	8.52		(.42)
12/31/12	11.30	(.05)	.01	(.04)	11.26	(.35)	11.52		(.40)
12/31/11	11.34	(.04)	—[11]	(.04)	11.30	(.35)	12.51		(.40)
Class 4:
12/31/15	11.25	(.08)	—[11]	(.08)	11.17	(.71)	16.85		(.74)
12/31/14	11.30	(.09)	.04	(.05)	11.25	(.44)	7.84		(.77)
12/31/13	11.34	(.04)	—[11]	(.04)	11.30	(.35)[5]	—[7]	.37[5]	(.32)[5]
12/31/12[3,4]	11.34	—[11]	—[11]	—[11]	11.34	.00[5,6]	—[7]	.02[5,6]	(.01)[5,6]

American Funds Insurance Series / Prospectus     112

	Period ended December 31
Portfolio turnover rate for all share classes including mortgage dollar roll transactions	2015	2014	2013	2012	2011
Global Growth Fund	29%	22%	39%	22%	28%
Global Small Capitalization Fund	36	28	36	40	44
Growth Fund	20	29	19	21	19
International Fund	37	18	21	29	24
New World Fund	39	36	43	32	22
Blue Chip Income and Growth Fund	26	37	30	36	27
Global Growth and Income Fund	37	28	31	30	25
Growth-Income Fund	25	25	19	25	22
International Growth and Income Fund	35	34	34	31	48
Capital Income Builder	128	35[6,8]
Asset Allocation Fund	76	88	74	61	43
Global Balanced Fund	76	73	81	80	34[6,10]
Bond Fund	434	365	354	253	163
Global Bond Fund	159	200	213	160	101
High-Income Bond Fund	66	54	64	48	51
Mortgage Fund	1103	790	715	444	480[6,10]
U.S. Government/AAA-Rated Securities Fund	901	387	621	447	234
Cash Management Fund	—	—	—	—	—

	Period ended December 31
Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions	2015	2014	2013	2012	2011
Capital Income Builder	38%	24%[6,8]	Not available
Asset Allocation Fund	28	42
Global Balanced Fund	36	40
Bond Fund	141	121
Global Bond Fund	88	134
Mortgage Fund	138	108
U.S. Government/AAA-Rated Securities Fund	352	88

1 Based on average shares outstanding.

2 For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

3 Based on operations for the period shown and, accordingly, is not representative of a full year.

4 Class 4 shares were offered beginning December 14, 2012.

5 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

6 Not annualized.

7 Amount less than $1 million.

8 For the period May 1, 2014, commencement of operations, through December 31, 2014.

9 Annualized.

10 For the period May 2, 2011, commencement of operations, through December 31, 2011.

11 Amount less than $.01.

113     American Funds Insurance Series / Prospectus

Notes

American Funds Insurance Series / Prospectus     114

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA1PRX-998-0516P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Prospectus Class 2 shares May 1, 2016

Global Growth Fund	Capital Income Builder®
Global Small Capitalization Fund	Asset Allocation Fund
Growth Fund	Global Balanced Fund
International Fund	Bond Fund
New World Fund®	Global Bond Fund
Blue Chip Income and Growth Fund	High-Income Bond Fund
Global Growth and Income Fund	Mortgage Fund
Growth-Income Fund	Ultra-Short Bond Fund
International Growth and Income Fund	U.S. Government/AAA-Rated Securities Fund

Summaries:

Global Growth Fund 1

Global Small Capitalization Fund 4

Growth Fund 7

International Fund 10

New World Fund 13

Blue Chip Income and Growth Fund 17

Global Growth and Income Fund 20

Growth-Income Fund 23

International Growth and Income Fund 26

Capital Income Builder 29

Asset Allocation Fund 33

Global Balanced Fund 37

Bond Fund 41

Global Bond Fund 45

High-Income Bond Fund 49

Mortgage Fund 52

Ultra-Short Bond Fund 56

U.S. Government/AAA-Rated Securities Fund 59

Investment objectives, strategies and risks 63

Management and organization 98

Purchases and redemptions of shares 103

Plan of distribution 104

Fund expenses 104

Investment results 104

Distributions and taxes 104

Financial highlights 105

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Global Growth Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.52%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.03
Total annual fund operating expenses	0.80

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$82	$255	$444	$990

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

1     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     2

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund (inception date — 4/30/97)	6.94%	9.56%	7.90%	9.31%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.36	6.09	4.76	5.47
Lipper Global Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.16	6.14	4.80	5.81

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Patrice Collette	1 year	Partner – Capital World Investors
Isabelle de Wismes	4 years	Partner – Capital World Investors
Galen Hoskin	2 years	Partner – Capital World Investors
Jonathan Knowles	3 years	Partner – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

3     American Funds Insurance Series / Prospectus

Global Small Capitalization Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.69%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	0.98

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$100	$312	$542	$1,201

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     4

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

5     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Small-/Mid-Cap Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund (inception date — 4/30/98)	0.27%	4.65%	5.67%	9.10%
MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–1.04	6.30	6.51	7.29
Lipper Global Small-/Mid-Cap Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.87	5.50	5.52	7.17

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark E. Denning	18 years	Partner – Capital Research Global Investors
J. Blair Frank	13 years	Partner – Capital Research Global Investors
Claudia P. Huntington	3 years	Partner – Capital Research Global Investors
Lawrence Kymisis	4 years	Partner – Capital Research Global Investors
Harold H. La	8 years	Partner – Capital Research Global Investors
Aidan O’Connell	2 years	Partner – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     6

Growth Fund

Investment objective

The fund’s investment objective is to provide you with growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.33%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.02
Total annual fund operating expenses	0.60

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$61	$192	$335	$750

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

7     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth Funds Index and the Lipper Capital Appreciation Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

American Funds Insurance Series / Prospectus     8

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime*
Fund	6.86%	11.23%	6.93%	12.17%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.57	7.31	11.08
Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.15	11.55	6.48	9.36
Lipper Capital Appreciation Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.74	10.22	7.28	9.48

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Gregory D. Johnson	9 years	Partner – Capital World Investors
Michael T. Kerr	11 years	Partner – Capital World Investors
Ronald B. Morrow	13 years	Partner – Capital World Investors
Andraz Razen	3 years	Partner – Capital World Investors
Martin Romo	Less than 1 year	Partner – Capital World Investors
Alan J. Wilson	2 years	Partner – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

9     American Funds Insurance Series / Prospectus

International Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.50%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	0.79

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$81	$252	$439	$978

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     10

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

11     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime*
Fund	–4.53%	2.78%	3.81%	7.63%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–5.66	1.06	2.92	5.42
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.34	3.23	3.63	6.18

* Lifetime results are from May 1, 1990, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	10 years	Partner – Capital Research Global Investors
L. Alfonso Barroso	7 years	Partner – Capital Research Global Investors
Jesper Lyckeus	9 years	Partner – Capital Research Global Investors
Christopher Thomsen	10 years	Partner – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     12

New World Fund

Investment objective

The fund’s investment objective is long-term capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.72%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.07
Total annual fund operating expenses	1.04

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$106	$331	$574	$1,271

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

13     American Funds Insurance Series / Prospectus

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

American Funds Insurance Series / Prospectus     14

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors and securities in which the fund primarily invests. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund (inception date — 6/17/99)	–3.14%	0.15%	6.03%	7.58%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.36	6.09	4.76	3.72
MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–14.92	–4.81	3.61	6.47

15     American Funds Insurance Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Carl M. Kawaja Vice President	17 years	Partner – Capital World Investors
Nicholas J. Grace	4 years	Partner – Capital World Investors
Galen Hoskin	10 years	Partner – Capital World Investors
Robert H. Neithart	4 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     16

Blue Chip Income and Growth Fund

Investment objectives

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.40%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.01
Total annual fund operating expenses	0.66

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$67	$211	$368	$822

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The fund’s investment adviser considers these types of investments to be “blue chip” stocks. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

17     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

American Funds Insurance Series / Prospectus     18

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund (inception date — 7/5/01)	–2.93%	10.94%	6.27%	5.11%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.57	7.31	5.72
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.61	9.00	5.50	5.03

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Christopher D. Buchbinder	9 years	Partner – Capital Research Global Investors
James B. Lovelace	9 years	Partner – Capital Research Global Investors
James Terrile	4 years	Partner – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

19     American Funds Insurance Series / Prospectus

Global Growth and Income Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.60%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	0.89

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$91	$284	$493	$1,096

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of well-established companies around the world, which the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     20

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

21     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	Lifetime
Fund (inception date — 5/1/06)	–1.34%	7.39%	5.19%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.36	6.09	3.82
Lipper Global Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.16	6.14	3.95

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Bradford F. Freer	2 years	Partner – Capital World Investors
Nicholas J. Grace	Less than 1 year	Partner – Capital World Investors
Martin Romo	7 years	Partner – Capital World Investors
Andrew B. Suzman	7 years	Partner – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     22

Growth-Income Fund

Investment objectives

The fund’s investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.27%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.02
Total annual fund operating expenses	0.54

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$55	$173	$302	$677

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

23     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

American Funds Insurance Series / Prospectus     24

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime*
Fund	1.45%	11.56%	6.63%	10.80%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.57	7.31	11.08
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.61	9.00	5.50	9.53

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	11 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	11 years	Partner – Capital International Investors
J. Blair Frank	10 years	Partner – Capital Research Global Investors
Claudia P. Huntington	22 years	Partner – Capital Research Global Investors
William L. Robbins	4 years	Partner – Capital International Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

25     American Funds Insurance Series / Prospectus

International Growth and Income Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.64%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	0.93

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$95	$296	$515	$1,143

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     26

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

27     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	Lifetime
Fund (inception date — 11/18/08)	–5.60%	2.98%	9.39%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–5.66	1.06	8.71
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.34	3.23	9.79

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	8 years	Partner – Capital Research Global Investors
Jesper Lyckeus	8 years	Partner – Capital Research Global Investors
David M. Riley	8 years	Partner – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     28

Capital Income Builder

Investment objectives

The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.50%
Distribution and/or service (12b-1) fees*	0.25
Other expenses*	0.06
Total annual fund operating expenses	0.81

* Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$83	$259	$450	$1,002

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal investment strategies

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

29     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     30

Investment results

The following bar chart shows the fund’s investment results of the Class 2 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of market results. This information provides some indication of the risks of investing in the fund. The 70%/30% MSCI ACWI/Barclays Index is a composite blend of 70% of the MSCI All Country World Index (ACWI) and 30% of the Barclays U.S. Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. The Lipper Global Equity Income Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime
Fund (inception date — 5/1/14)	–1.23%	–0.67%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.36	–0.29
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	0.55	2.09
70%/30% MSCI ACWI/Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–1.30	0.55
Lipper Global Equity Income Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–3.48	–2.57

31     American Funds Insurance Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	2 years	Partner – Capital Fixed Income Investors
Darcy Kopcho	2 years	Partner – Capital International Investors
Theodore R. Samuels	2 years	Partner – Capital International Investors
Philip Winston	2 years	Partner – Capital International Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     32

Asset Allocation Fund

Investment objective

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.28%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.01
Total annual fund operating expenses	0.54

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$55	$173	$302	$677

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal investment strategies

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2015, the fund was approximately 66% invested in equity securities, 24% invested in debt securities and 10% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

33     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

American Funds Insurance Series / Prospectus     34

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% S&P/Barclays Index is a composite blend of 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the fund may invest. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime*
Fund	1.40%	9.24%	6.45%	8.08%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.57	7.31	9.31
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	0.55	3.25	4.51	6.25
60%/40% S&P/Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.28	8.95	6.48	8.36

* Lifetime results are from August 1, 1989, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

35     American Funds Insurance Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	16 years	Partner – Capital World Investors
J. David Carpenter	3 years	Partner – Capital World Investors
David A. Daigle	7 years	Partner – Capital Fixed Income Investors
Jeffrey T. Lager	9 years	Partner – Capital World Investors
James R. Mulally	10 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     36

Global Balanced Fund

Investment objectives

This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.66%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.06
Total annual fund operating expenses	0.97

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$99	$309	$536	$1,190

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal investment strategies

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among securities of companies domiciled in various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund’s investments in issuers domiciled outside the United States may include securities of issuers domiciled in developing countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. The fund will also normally invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

37     American Funds Insurance Series / Prospectus

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

American Funds Insurance Series / Prospectus     38

Currency — The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% MSCI ACWI/Barclays Index is a composite blend of 60% of the MSCI All Country World Index and 40% of the Barclays Global Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. The Lipper Flexible Portfolio Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

39     American Funds Insurance Series / Prospectus

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime
Fund (inception date — 5/2/11)	–0.95%	3.84%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.36	4.59
Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–3.15	0.00
60%/40% MSCI ACWI/Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.47	2.92
Lipper Flexible Portfolio Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–2.53	4.44

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Hilda L. Applbaum	5 years	Partner – Capital World Investors
Mark A. Brett	5 years	Partner – Capital Fixed Income Investors
Paul Flynn	3 years	Partner – Capital World Investors
Joanna F. Jonsson	5 years	Partner – Capital World Investors
Robert H. Neithart	5 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     40

Bond Fund

Investment objective

The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.36%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.02
Total annual fund operating expenses	0.63

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$64	$202	$351	$786

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 434% of the average value of its portfolio.

Principal investment strategies

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

41     American Funds Insurance Series / Prospectus

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

American Funds Insurance Series / Prospectus     42

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

43     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime*
Fund	0.28%	2.92%	3.33%	4.60%
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	0.55	3.25	4.51	5.34
Lipper Core Bond Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–0.07	3.15	4.04	4.81

* Lifetime results are from January 2, 1996, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David C. Barclay	18 years	Partner – Capital Fixed Income Investors
David A. Hoag	9 years	Partner – Capital Fixed Income Investors
Thomas H. Høgh	9 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     44

Global Bond Fund

Investment objective

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.53%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	0.82

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$84	$262	$455	$1,014

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Principal investment strategies

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Normally, the fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 35% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion,

45     American Funds Insurance Series / Prospectus

represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult

American Funds Insurance Series / Prospectus     46

to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Income Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

47     American Funds Insurance Series / Prospectus

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	Lifetime*
Fund	–4.07%	1.02%	3.75%
Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–3.15	0.90	3.53
Lipper Global Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–2.90	1.96	3.92

* Lifetime results are from October 4, 2006, the date the fund began investment operations. Class 2 shares were first offered on November 6, 2006; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the ..25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark A. Brett	1 year	Partner – Capital Fixed Income Investors
David A. Daigle	1 year	Partner – Capital Fixed Income Investors
Thomas H. Høgh	10 years	Partner – Capital Fixed Income Investors
Robert H. Neithart	3 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     48

High-Income Bond Fund

Investment objectives

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.46%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.02
Total annual fund operating expenses	0.73

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$75	$233	$406	$906

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds” and may be represented by other investment instruments, including derivatives.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

49     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     50

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper High Yield Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime*
Fund	–7.30%	2.88%	4.63%	8.33%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–4.43	5.03	6.95	N/A
Lipper High Yield Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–4.86	4.45	5.51	7.22

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David C. Barclay	23 years	Partner – Capital Fixed Income Investors
Thomas H. Chow	1 year	Vice President – Capital Fixed Income Investors
David A. Daigle	7 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

51     American Funds Insurance Series / Prospectus

Mortgage Fund

Investment objective

The fund’s investment objective is to provide current income and preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.42%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.03
Total annual fund operating expenses	0.70

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$72	$224	$390	$871

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 1103% of the average value of its portfolio.

Principal investment strategies

Normally, at least 80% of the fund’s assets is invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced contracts and mortgage dollar rolls). The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest in debt issued by federal agencies.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     52

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

53     American Funds Insurance Series / Prospectus

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper GNMA Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime
Fund (inception date — 5/2/11)	1.86%	2.63%
Barclays U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.51	2.81
Lipper Intermediate U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.57	2.03
Lipper GNMA Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.65	2.15

American Funds Insurance Series / Prospectus     54

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	2 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	5 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

55     American Funds Insurance Series / Prospectus

Ultra-Short Bond Fund

Investment objective

The investment objective of the fund is to provide you with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.32%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.02
Total annual fund operating expenses	0.59

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$60	$189	$329	$738

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund was a cash management fund and was not required to disclose its portfolio turnover rate.

Principal investment strategies

Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

American Funds Insurance Series / Prospectus     56

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

57     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Ultra Short Obligation Funds Average and the Lipper Money Market Funds Average include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime*
Fund	–0.45%	–0.48%	0.79%	3.40%
Barclays Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	0.26	0.28	1.74	N/A
Lipper Ultra Short Obligation Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.13	0.66	1.82	N/A
Lipper Money Market Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.01	0.01	1.12	N/A

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio manager The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
James R. Mulally	Less than 1 year (since the fund's conversion)	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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U.S. Government/AAA-Rated Securities Fund

Investment objective

The fund’s investment objective is to provide a high level of current income consistent with preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.34%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.01
Total annual fund operating expenses	0.60

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$61	$192	$335	$750

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 901% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The fund may also invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

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The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

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Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime*
Fund	1.59%	2.54%	3.86%	5.85%
Barclays U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.13	2.83	4.35	6.67
Lipper General U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–0.05	2.42	3.52	5.63
Consumer Price Index (CPI)	0.73	1.53	1.86	2.61

* Lifetime results are from December 2, 1985, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

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Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	1 year	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	6 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon	1 year	Vice President – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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Investment objectives, strategies and risks

Global Growth Fund

The fund’s investment objective is to provide you with long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

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Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Global Small Capitalization Fund

The fund’s investment objective is to provide you with long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days’ written notice to shareholders. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

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Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Small-/Mid-Cap Funds Average is composed of funds that invest at least 75% of their equity assets in companies both inside and outside of the United States with market capitalizations (on a three-year weighted basis) below Lipper’s global large-cap floor. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Growth Fund

The fund’s investment objective is to provide you with growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

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The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth Funds Index is an equally weighted index of growth funds, as defined by each fund’s related prospectus. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes. The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in both Lipper indexes include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

International Fund

The fund’s investment objective is to provide you with long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

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The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets .

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

67     American Funds Insurance Series / Prospectus

Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

New World Fund

The fund’s investment objective is long-term capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets.

Additionally, the fund may invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Bangladesh, Brazil, Bulgaria, Chile, China, Colombia, Côte d’Ivoire, Croatia, Cyprus, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Greece, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Macau, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

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Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

69     American Funds Insurance Series / Prospectus

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. Results for both indexes reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. These indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Blue Chip Income and Growth Fund

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Insurance Series / Prospectus     70

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Global Growth and Income Fund

The fund’s investment objective is to provide you with long-term growth of capital while providing current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of well established companies around the world, which the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

71     American Funds Insurance Series / Prospectus

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Growth-Income Fund

The fund’s investment objectives are to achieve long-term growth of capital and income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. The fund is designed for investors seeking both capital appreciation and income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

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Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

International Growth and Income Fund

The fund’s investment objective is to provide you with long-term growth of capital while providing current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may

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determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Capital Income Builder

The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States, including developing countries.

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities, including preferred stocks and convertible preferred stocks). Generally, the fund may invest in common stocks of companies with a broad range of capitalizations. In addition, the fund may invest in bonds and other debt securities of any maturity or duration, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund’s debt obligations will consist primarily of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may invest to a limited extent in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an

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evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 70%/30% MSCI ACWI/Barclays Index blends the MSCI ACWI with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 70% and 30%, respectively. This assumes the blend is rebalanced monthly. The Lipper Global Equity Income Funds Average is composed of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolios in dividend-paying equity securities of domestic and foreign corporations. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Asset Allocation Fund

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its

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investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2015, the fund was approximately 66% invested in equity securities, 24% invested in debt securities and 10% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

77     American Funds Insurance Series / Prospectus

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% S&P/Barclays Index blends the S&P 500 Index with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

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Global Balanced Fund

The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund will invest a significant portion of its assets in securities of issuers outside the United States, including issuers in developing countries.

In addition, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments under normal market conditions. Although the fund’s equity investments focus on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Normally, the fund will invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may also invest to a limited extent in lower quality, higher yielding debt securities, including those convertible into common stocks (rated Ba1 or below or BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

There are no restrictions on the maturity or duration of the bonds and other debt securities in the fund’s portfolio.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible

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to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

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Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Barclays Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% MSCI ACWI/Barclays Index blends the MSCI All Country World Index with the Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly. The Lipper Flexible Portfolio Funds Index is an equally weighted index of funds that allocate their investments to both domestic and foreign securities across traditional asset classes with a focus on total return. The traditional asset classes utilized are common stocks, bonds and money market instruments. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Bond Fund

The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the fund may enter into forward currency contracts to protect against changes in

81     American Funds Insurance Series / Prospectus

currency exchange rates. The fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities

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and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it

83     American Funds Insurance Series / Prospectus

expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Core Bond Funds Average is composed of funds that invest at least 85% of their net assets in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Global Bond Fund

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Normally, the fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 35% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

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The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates. The fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks

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associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

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Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Income Funds Index is an equally weighted index of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

High-Income Bond Fund

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes

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referred to as “junk bonds” and may be represented by other investment instruments, including derivatives. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s

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counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. The Lipper High Yield Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Mortgage Fund

The fund’s investment objective is to provide current income and preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, at least 80% of the fund’s assets is invested in mortgage-related securities. These include, but are not limited to, mortgage-backed securities, other securities collateralized by mortgage loans, as well as contracts for future delivery of such securities (such as to-be-announced contracts and mortgage dollar rolls). This policy is subject to change only upon 60 days’ written notice to shareholders.

The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest a portion of its assets in securities rated in the Aa/AA and A rating categories (by NRSROs designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S.- dollar denominated. The fund may also invest in debt issued by federal agencies.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower

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yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

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Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Intermediate U.S. Government Funds Average is composed of funds that invest primarily in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Lipper GNMA Funds Average is composed of funds that invest primarily in Government National Mortgage Association securities. The results of the underlying funds in the averages include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Ultra-Short Bond Fund

The investment objective of the fund is to provide you with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests substantially in short-term government securities and high-quality money

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market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities. The money market instruments in which the fund invests will generally be rated A-2 or better or P-2 or better by at least one Nationally Recognized Statistical Ratings Organization designated by the fund’s investment adviser. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit.

The fund maintains a dollar-weighted average portfolio maturity of 60 days or less. The average portfolio maturity of the fund is dollar-weighted based upon the market value of the fund’s securities at the time of calculation.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest. In practice, the fund is currently expected to enter only into repurchase agreements that are fully collateralized by cash or U.S. government securities.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund may also hold cash. The percentage of the fund’s holdings in cash varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold cash without limitation. The investment adviser may determine that it is appropriate to hold a substantial portion of the fund’s assets in cash in response to certain circumstances, such as periods of market turmoil. A larger amount of cash holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of cash holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries

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may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund's investment strategies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays Short-Term Government/Corporate Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturities from one up to (but not including) 12 months within either the government or corporate sector. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Ultra Short Obligation Funds Average is composed of funds that invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Lipper Money Market Funds Average is composed of funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. These funds intend to keep constant net asset value. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

U.S. Government/AAA-Rated Securities Fund

The fund’s investment objective is to provide a high level of current income consistent with preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

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The fund may also invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

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Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

American Funds Insurance Series / Prospectus     96

High portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s performance.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays U.S. Government/Mortgage-Backed Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

97     American Funds Insurance Series / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2015.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.
In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition to the portfolio managers below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s portfolio managers are informed by the investment themes discussed by the group.

American Funds Insurance Series / Prospectus     98

The primary individual portfolio managers for each of the funds are:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Vice Chairman of the Board	Partner – Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years
Alan N. Berro President	Partner – Capital World Investors Investment professional for 30 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 16 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 29 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 17 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years International Growth and Income Fund — 8 years
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 19 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 29 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 5 years
David C. Barclay	Partner – Capital Fixed Income Investors Investment professional for 35 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 18 years High-Income Bond Fund — 23 years
L. Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 7 years
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 16 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Capital Income Builder — 2 years Mortgage Fund — 2 years U.S. Government/AAA-Rated Securities Fund — 1 year
Mark A. Brett	Partner – Capital Fixed Income Investors Investment professional for 37 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 5 years Global Bond Fund — 1 year
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years
J. David Carpenter	Partner – Capital World Investors Investment professional for 22 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 3 years
Thomas H. Chow	Vice President – Capital Fixed Income Investors Investment professional for 27 years in total; 1 year with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 1 year
Patrice Collette	Partner – Capital World Investors Investment professional for 22 years in total, 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 1 year (plus 14 years of prior experience as an investment analyst for the fund)

99     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
Asset Allocation Fund — 7 years
Global Bond Fund — 1 year
High-Income Bond Fund — 7 years (plus 9 years of prior experience as an investment analyst for the fund)
Isabelle de Wismes	Partner – Capital World Investors Investment professional for 32 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 4 years (plus 14 years of prior experience as an investment analyst for the fund)
Mark E. Denning	Partner – Capital Research Global Investors Investment professional for 34 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 18 years
Paul Flynn	Partner – Capital World Investors Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 3 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 13 years Growth-Income Fund — 10 years
Bradford F. Freer	Partner – Capital World Investors Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 2 years (plus 6 years of prior experience as an investment analyst for the fund)
Nicholas J. Grace	Partner – Capital World Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 4 years (plus 8 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — Less than 1 year
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 9 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 29 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 9 years Global Bond Fund — 10 years
Galen Hoskin	Partner – Capital World Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Growth Fund — 2 years (plus 14 years of prior experience as an investment analyst for the fund)
New World Fund — 10 years (plus 6 years of prior experience as an investment analyst for the fund)
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 43 years in total; 41 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 3 years Growth-Income Fund — 22 years (plus 5 years of prior experience as an investment analyst for the fund)
Gregory D. Johnson	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 9 years
Joanna F. Jonsson	Partner – Capital World Investors Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 5 years

American Funds Insurance Series / Prospectus     100

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Michael T. Kerr	Partner – Capital World Investors Investment professional for 33 years in total; 31 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 11 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years (plus 10 years of prior experience as an investment analyst for the fund)
Darcy Kopcho	Partner – Capital International Investors Investment professional for 36 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Lawrence Kymisis	Partner – Capital Research Global Investors Investment professional for 21 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 4 years
Harold H. La	Partner – Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 8 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital World Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 9 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 34 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 9 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 8 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 24 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Mortgage Fund — 5 years U.S. Government/AAA-Rated Securities Fund — 6 years
Ronald B. Morrow	Partner – Capital World Investors Investment professional for 48 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 13 years (plus 5 years of prior experience as an investment analyst for the fund)
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 40 years in total; 36 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 10 years Ultra-Short Bond Fund — Less than 1 year (since the fund's conversion)
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 29 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
New World Fund — 4 years (plus 2 years of prior experience as an investment analyst for the fund)
Global Balanced Fund — 5 years
Global Bond Fund — 3 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 18 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 2 years (plus 9 years of prior experience as an investment analyst for the fund)
Andraz Razen	Partner – Capital World Investors Investment professional for 18 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 3 years (plus 3 years of prior experience as an investment analyst for the fund)

101     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 8 years
William L. Robbins	Partner – Capital International Investors Investment professional for 24 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 4 years (plus 12 years of prior experience as an investment analyst for the fund)
Martin Romo	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Growth Fund — Less than 1 year (plus 15 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 7 years (plus 1 year of prior experience as an investment analyst for the fund)
Theodore R. Samuels	Partner – Capital International Investors Investment professional for 37 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 7 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 4 years
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years
Ritchie Tuazon	Vice President – Capital Fixed Income Investors Investment professional for 16 years in total; 5 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 1 year
Alan J. Wilson	Partner – Capital World Investors Investment professional for 31 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years
Philip Winston	Partner – Capital International Investors Investment professional for 31 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the Series and other accounts they manage is in the statement of additional information.

American Funds Insurance Series / Prospectus     102

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund other than Ultra-Short Bond Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

103     American Funds Insurance Series / Prospectus

Valuing shares The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plan of distribution

The Series has adopted a plan of distribution or “12b-1 plan” for Class 2 shares. Under the plan, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class 2 shares. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover distribution expenses and/or the expenses of certain contract owner services. The 12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated in the prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series’ assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 2 shares.

Fund expenses

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates.

Investment results

All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes

Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

American Funds Insurance Series / Prospectus     104

Financial highlights

The Financial Highlights table is intended to help you understand a fund’s results for the past five fiscal years. For Ultra-Short Bond Fund, the information for the periods provided is prior to the fund's conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1:
12/31/15	$27.48	$.25	$ 1.80	$ 2.05	$(.35)	$(2.79)	$(3.14)	$26.39	7.24%	$1,626.55%		.90%
12/31/14	30.11	.31[2]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558.55		1.08[2]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277.55		1.37
Class 2:
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817.80		.66
12/31/14	29.92	.24[2]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992.80		.85[2]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535.80		1.13
Class 4:
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91	1.05	.34
12/31/14	30.07	.07[2]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19	1.05	.26[2]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1	1.06	.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27[5,6]	—[7]	.02[5,6]	.04[5,6]
Global Small Capitalization Fund
Class 1:
12/31/15	$26.09	$ .04	$ .36	$ .40	$ —	$(2.08)	$(2.08)	$24.41	.50%	$1,706.73%		.15%
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795.74		.36
Class 2:
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603	1.00	.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450.99		.10
Class 4:
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34	1.23	(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12	1.24	(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4	1.24	(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80[5,6]	—[7]	.04[5,6]	.04[5,6]

105     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
12/31/15	$80.15	$.64	$ 5.08	$ 5.72	$ (.61)	$(17.24)	$(17.85)	$68.02	7.12%	$6,796.35%		.87%
12/31/14	78.54	.88[2]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118.35		1.12[2]
12/31/13	60.90	.64	17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003.35		.93
12/31/12	52.07	.63	8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116.35		1.10
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426.34		.81
Class 2:
12/31/15	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414.60		.62
12/31/14	77.94	.68[2]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413.60		.87[2]
12/31/13	60.45	.47	17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334.60		.68
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701.59		.55
Class 3:
12/31/15	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194.53		.69
12/31/14	78.62	.74[2]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208.53		.94[2]
12/31/13	60.97	.52	17.84	18.36	(.71)	—	(.71)	78.62	30.20	216.53		.75
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189.52		.62
Class 4:
12/31/15	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394.85		.42
12/31/14	78.32	.37[2]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24.85		.47[2]
12/31/13	60.90	.29	17.90	18.19	(.77)	—	(.77)	78.32	29.96	5.85		.40
12/31/12[3,4]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33[5,6]	—[7]	.02[5,6]	.05[5,6]
International Fund
Class 1:
12/31/15	$20.35	$ .29	$(1.03)	$ (.74)	$(.35)	$(1.18)	$(1.53)	$18.08	(4.25)%	$3,427.54%		1.41%
12/31/14	21.22	.30	(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282.54		1.43
12/31/13	17.68	.27	3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324.54		1.41
12/31/12	15.21	.30	2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618.54		1.81
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314.53		2.03
Class 2:
12/31/15	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978.79		1.17
12/31/14	21.15	.25	(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374.79		1.19
12/31/13	17.62	.22	3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916.79		1.15
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210.78		1.81
Class 3:
12/31/15	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32.72		1.24
12/31/14	21.24	.27	(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38.72		1.28
12/31/13	17.70	.23	3.59	3.82	(.28)	—	(.28)	21.24	21.67	46.72		1.22
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43.71		1.90
Class 4:
12/31/15	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04	.88
12/31/14	21.16	.07	(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18	1.04	.31
12/31/13	17.68	(.01)	3.79	3.78	(.30)	—	(.30)	21.16	21.48	2	1.04	(.07)
12/31/12[3,4]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98[5,6]	—[7]	.02[5,6]	.05[5,6]

American Funds Insurance Series / Prospectus     106

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
New World Fund
Class 1:
12/31/15	$20.72	$.19	$ (.71)	$ (.52)	$(.17)	$(1.16)	$(1.33)	$18.87	(2.96)%	$1,562.79%		.92%
12/31/14	25.08	.29[2]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433.78		1.23[2]
12/31/13	22.93	.34	2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388.78		1.45
12/31/12	19.65	.33	3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140.79		1.54
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826.78		1.62
Class 2:
12/31/15	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04	.68
12/31/14	24.88	.24[2]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084	1.03	1.01[2]
12/31/13	22.75	.28	2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307	1.03	1.22
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378	1.04	1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350	1.03	1.37
Class 4:
12/31/15	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29	.39
12/31/14	24.99	.09[2]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64	1.28	.40[2]
12/31/13	22.93	.14	2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8	1.29	.56
12/31/12[3,4]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58[5,6]	—[7]	.04[5,6]	.04[5,6]
Blue Chip Income and Growth Fund
Class 1:
12/31/15	$14.69	$.31	$(.64)	$(.33)	$(.29)	$(1.45)	$(1.74)	$12.62	(2.72)%	$3,638.41%		2.23%
12/31/14	13.12	.46[2]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542.42		3.31[2]
12/31/13	10.05	.27	3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814.42		2.27
12/31/12	9.00	.24	1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357.43		2.41
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992.42		2.08
Class 2:
12/31/15	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228.66		1.97
12/31/14	13.02	.44[2]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722.67		3.14[2]
12/31/13	9.97	.23	3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755.67		2.03
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340.67		1.83
Class 4:
12/31/15	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32.91		1.75
12/31/14	13.12	.34[2]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9.92		2.33[2]
12/31/13	10.05	.18	3.15	3.33	(.26)	—	(.26)	13.12	33.27	—[7]	.86	1.39
12/31/12[3,4]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38[5,6]	—[7]	.02[5,6]	.10[5,6]

107     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Growth and Income Fund
Class 1:
12/31/15	$12.78	$.26	$(.40)	$(.14)	$(.29)	$ —	$(.29)	$12.35	(1.14)%	$ 293.64%		2.04%
12/31/14	12.53	.43[2]	.31	.74	(.49)	—	(.49)	12.78	6.00	200.63		3.34[2]
12/31/13	10.56	.39	2.00	2.39	(.42)	—	(.42)	12.53	22.81	206.62		3.35
12/31/12	9.20	.25	1.39	1.64	(.28)	—	(.28)	10.56	17.93	180.62		2.56
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161.61		2.86
Class 2:
12/31/15	12.75	.24	(.41)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479.89		1.84
12/31/14	12.51	.41[2]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685.88		3.22[2]
12/31/13	10.54	.36	2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822.87		3.09
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839.86		2.60
Class 4:
12/31/15	12.71	.19	(.39)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5	1.14	1.46
12/31/14	12.50	.30[2]	.37	.67	(.46)	—	(.46)	12.71	5.41	1	1.13	2.30[2]
12/31/13	10.55	.28	2.09	2.37	(.42)	—	(.42)	12.50	22.60	1	1.12	2.27
12/31/12[3,4]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27[5,6]	—[7]	.03[5,6]	.08[5,6]
Growth-Income Fund
Class 1:
12/31/15	$52.76	$.79	$ .37	$ 1.16	$(.75)	$(7.77)	$(8.52)	$45.40	1.72%	$10,747.29%		1.59%
12/31/14	50.72	.81	4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812.29		1.56
12/31/13	38.48	.66	12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857.29		1.49
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496.28		1.77
Class 2:
12/31/15	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895.54		1.34
12/31/14	50.40	.67	4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337.54		1.31
12/31/13	38.24	.55	12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980.54		1.25
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235.53		1.52
Class 3:
12/31/15	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161.47		1.41
12/31/14	50.77	.71	4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185.47		1.38
12/31/13	38.52	.58	12.32	12.90	(.65)	—	(.65)	50.77	33.58	193.47		1.32
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172.46		1.59
Class 4:
12/31/15	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410.79		1.25
12/31/14	50.56	.58	4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30.79		1.11
12/31/13	38.47	.45	12.33	12.78	(.69)	—	(.69)	50.56	33.32	3.79		.96
12/31/12[3,4]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02[5,6]	—[7]	.01[5,6]	.03[5,6]

American Funds Insurance Series / Prospectus     108

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
International Growth and Income Fund
Class 1:
12/31/15	$16.27	$.42	$(1.25)	$ (.83)	$(.38)	$(.34)	$(.72)	$14.72	(5.34)%	$707.68%		2.60%
12/31/14	17.48	.58[2]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740.68		3.32[2]
12/31/13	15.29	.44	2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696.69		2.63
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35.73		3.17
Class 2:
12/31/15	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254.93		2.32
12/31/14	17.43	.56[2]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248.93		3.21[2]
12/31/13	15.25	.38	2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257.94		2.28
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199.98		2.89
Class 4:
12/31/15	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32	1.18	2.02
12/31/14	17.45	.26[2]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20	1.18	1.52[2]
12/31/13	15.29	.03	2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1	1.19	.18
12/31/12[3,4]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62[5,6]	—[7]	.04[5,6]	.07[5,6]
Capital Income Builder
Class 1:
12/31/15	$ 9.81	$.28	$(.40)	$(.12)	$(.29)	$ —	$(.29)	$9.40	(1.23)%	$ 80.56%		2.88%
12/31/14[3,8]	10.00	.19	(.18)	.01	(.19)	(.01)	(.20)	9.81	.12[6]	20	.56[9]	2.87[9]
Class 2:
12/31/15	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[5]	—[7]	.46[5]	3.12[5]
12/31/14[3,8]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12[5,6]	—[7]	.47[5,9]	2.94[5,9]
Class 4:
12/31/15	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157	1.05	2.55
12/31/14[3,8]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[6]	55	1.06[9]	2.08[9]
Asset Allocation Fund
Class 1:
12/31/15	$22.23	$.40	$(.02)	$ .38	$(.40)	$(1.59)	$(1.99)	$20.62	1.64%	$10,913.29%		1.85%
12/31/14	22.49	.44	.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66	11,997.30		1.95
12/31/13	18.43	.35	4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515.31		1.71
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199.31		2.11
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932.31		2.25
Class 2:
12/31/15	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008.54		1.60
12/31/14	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494.55		1.69
12/31/13	18.31	.30	4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760.56		1.47
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151.56		1.99
Class 3:
12/31/15	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36.47		1.67
12/31/14	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40.48		1.76
12/31/13	18.45	.32	4.06	4.38	(.32)	—	(.32)	22.51	23.81	42.49		1.54
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38.49		2.05
Class 4:
12/31/15	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414.79		1.45
12/31/14	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32.80		1.55
12/31/13	18.43	.27	4.12	4.39	(.36)	—	(.36)	22.46	23.89	1.79		1.22
12/31/12[3,4]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17[5,6]	—[7]	.01[5,6]	.08[5,6]

109     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Balanced Fund
Class 1:
12/31/15	$11.11	$.20	$(.28)	$(.08)	$(.14)	$(.15)	$(.29)	$10.74	(.69)%	$47.72%		1.80%
12/31/14	11.37	.25[2]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37.71		2.14[2]
12/31/13	10.34	.22	1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36.70		2.05
12/31/12	9.35	.20	.98	1.18	(.19)	—	(.19)	10.34	12.58	32.72		2.00
12/31/11[3,10]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)[6]	28	.69[9]	1.99[9]
Class 2:
12/31/15	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171.97		1.60
12/31/14	11.35	.22[2]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179.96		1.88[2]
12/31/13	10.33	.20	1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156.95		1.79
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119.97		1.76
12/31/11[3,10]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)[6]	72	.94[9]	1.45[9]
Class 4:
12/31/15	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1	1.34	.58
12/31/14	11.35	.24[2]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88[5]	—[7]	.67[5]	2.07[2,5]
12/31/13	10.33	.22	1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49[5]	—[7]	.71[5]	1.98[5]
12/31/12[3,4]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40[5,6]	—[7]	.03[5,6]	.05[5,6]
Bond Fund
Class 1:
12/31/15	$11.08	$.22	$(.17)	$ .05	$(.21)	$(.22)	$(.43)	$10.70	.45%	$5,731.38%		1.95%
12/31/14	10.73	.23	.37	.60	(.25)	—[11]	(.25)	11.08	5.59	4,977.39		2.03
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354.38		2.89
Class 2:
12/31/15	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135.63		1.69
12/31/14	10.61	.20	.36	.56	(.22)	—[11]	(.22)	10.95	5.28	4,565.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984.63		2.64
Class 4:
12/31/15	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59.88		1.47
12/31/14	10.69	.16	.39	.55	(.23)	—[11]	(.23)	11.01	5.15	29.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3.89		1.58
12/31/12[3,4]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5,6]	—[7]	.02[5,6]	.10[5,6]

American Funds Insurance Series / Prospectus     110

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Bond Fund
Class 1:
12/31/15	$11.77	$.27	$(.71)	$(.44)	$(.01)	$(.31)	$(.32)	$11.01	(3.75)%	$1,032.57%		2.34%
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619.56		2.97
Class 2:
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208.82		2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639.81		2.75
Class 4:
12/31/15	11.70	.21	(.71)	(.50)	—[11]	(.31)	(.31)	10.89	(4.27)	6	1.07	1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4	1.09	1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—[7]	.79	2.25
12/31/12[3,4]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5,6]	—[7]	.02[5,6]	.11[5,6]
High-Income Bond Fund
Class 1:
12/31/15	$10.54	$.64	$(1.36)	$(.72)	$(.63)	$ —	$(.63)	$ 9.19	(6.94)%	$1,017.48%		6.12%
12/31/14	11.13	.67	(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017.48		5.90
12/31/13	11.16	.75	.01	.76	(.79)	—	(.79)	11.13	6.89	856.48		6.54
12/31/12	10.54	.81	.64	1.45	(.83)	—	(.83)	11.16	13.90	894.48		7.25
12/31/11	11.20	.88	(.64)	.24	(.90)	—	(.90)	10.54	2.18	787.47		7.70
Class 2:
12/31/15	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765.73		5.85
12/31/14	10.99	.63	(.57)	.06	(.64)	—	(.64)	10.41	.63	929.73		5.67
12/31/13	11.03	.71	.01	.72	(.76)	—	(.76)	10.99	6.60	1,061.73		6.29
12/31/12	10.42	.78	.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135.73		7.00
12/31/11	11.08	.84	(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064.72		7.44
Class 3:
12/31/15	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12.66		5.91
12/31/14	11.16	.65	(.59)	.06	(.65)	—	(.65)	10.57	.59	16.66		5.74
12/31/13	11.18	.73	.02	.75	(.77)	—	(.77)	11.16	6.77	19.66		6.36
12/31/12	10.56	.80	.63	1.43	(.81)	—	(.81)	11.18	13.67	21.66		7.07
12/31/11	11.22	.86	(.64)	.22	(.88)	—	(.88)	10.56	1.97	21.65		7.51
Class 4:
12/31/15	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1.98		5.51
12/31/14	11.12	.63	(.59)	.04	(.11)	—	(.11)	11.05	.35	—[7]	.98	5.49
12/31/13	11.16	.67	.08	.75	(.79)	—	(.79)	11.12	6.81	—[7]	.93	5.82
12/31/12[3,4]	11.80	.04	—[11]	.04	(.68)	—	(.68)	11.16	.34[5,6]	—[7]	.02[5,6]	.35[5,6]

111     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Mortgage Fund
Class 1:
12/31/15	$10.70	$ .10	$ .13	$ .23	$(.18)	$(.14)	$(.32)	$10.61	2.09%		$272.45%	.89%
12/31/14	10.23	.12	.45	.57	(.10)	—	(.10)	10.70	5.54		292.45	1.12
12/31/13	10.47	.04	(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)		198.44	.35
12/31/12	10.37	.01	.25	.26	(.06)	(.10)	(.16)	10.47	2.57		87.45	.08
12/31/11[3,10]	10.00	—[11]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55	.42[9]	.04[9]
Class 2:
12/31/15	10.68	.07	.13	.20	(.15)	(.14)	(.29)	10.59	1.86		59.70	.65
12/31/14	10.22	.10	.44	.54	(.08)	—	(.08)	10.68	5.23		52.70	.91
12/31/13	10.46	—[11]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)		49.69	(.02)
12/31/12	10.36	(.02)	.26	.24	(.04)	(.10)	(.14)	10.46	2.38		49.70	(.16)
12/31/11[3,10]	10.00	(.02)	.48	.46	—[11]	(.10)	(.10)	10.36	4.60	22	.67[9]	(.25)[9]
Class 4:
12/31/15	10.65	.04	.14	.18	(.17)	(.14)	(.31)	10.52	1.62		11.97	.37
12/31/14	10.23	.05	.46	.51	(.09)	—	(.09)	10.65	4.98		1.94	.47
12/31/13	10.47	.02	(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[5]	—[7]	.38[5]	.23[5]
12/31/12[3,4]	10.60	—[11]	.01	.01	(.06)	(.08)	(.14)	10.47	.09[5,6]	—[7]	.02[5,6]	.04[5,6]
U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/15	$12.40	$.13	$ .09	$ .22	$(.21)	$(.10)	$(.31)	$12.31	1.93%		$1,426.35%	1.02%
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24		1,723.35	1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)		1,584.35	.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22		1,809.34	.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85		1,785.34	1.83
Class 2:
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59		1,579.60	.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01		1,717.60	1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)		1,801.60	.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91		1,995.59	.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58		2,002.59	1.59
Class 3:
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64		11.53	.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11		13.53	1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)		14.53	.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02		20.52	.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56		24.52	1.65
Class 4:
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29		46.85	.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76		21.85	.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—[7]	.84	.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5,6]	—[7]	.02[5,6]	.05[5,6]

American Funds Insurance Series / Prospectus     112

		Loss from investment operations[1]
	Net asset value, beginning of period	Net investment loss	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net loss to average net assets
Cash Management Fund
Class 1:
12/31/15	$11.28	$(.03)	$ .01	$(.02)	$11.26	(.18)%	$ 39.34%		(.24)%
12/31/14	11.31	(.03)	—	(.03)	11.28	(.27)	49.34		(.26)
12/31/13	11.34	(.03)	—[11]	(.03)	11.31	(.27)	57.34		(.24)
12/31/12	11.36	(.03)	.01	(.02)	11.34	(.18)	66.34		(.22)
12/31/11	11.39	(.02)	(.01)	(.03)	11.36	(.26)	75.33		(.21)
Class 2:
12/31/15	11.06	(.05)	—[11]	(.05)	11.01	(.45)	302.59		(.49)
12/31/14	11.12	(.06)	—	(.06)	11.06	(.54)	331.59		(.51)
12/31/13	11.17	(.05)	—[11]	(.05)	11.12	(.45)	395.59		(.49)
12/31/12	11.22	(.05)	—[11]	(.05)	11.17	(.45)	459.59		(.47)
12/31/11	11.28	(.05)	(.01)	(.06)	11.22	(.53)	530.58		(.47)
Class 3:
12/31/15	11.16	(.05)	—[11]	(.05)	11.11	(.45)	6.52		(.42)
12/31/14	11.21	(.05)	—	(.05)	11.16	(.45)	8.52		(.44)
12/31/13	11.26	(.05)	—[11]	(.05)	11.21	(.44)	8.52		(.42)
12/31/12	11.30	(.05)	.01	(.04)	11.26	(.35)	11.52		(.40)
12/31/11	11.34	(.04)	—[11]	(.04)	11.30	(.35)	12.51		(.40)
Class 4:
12/31/15	11.25	(.08)	—[11]	(.08)	11.17	(.71)	16.85		(.74)
12/31/14	11.30	(.09)	.04	(.05)	11.25	(.44)	7.84		(.77)
12/31/13	11.34	(.04)	—[11]	(.04)	11.30	(.35)[5]	—[7]	.37[5]	(.32)[5]
12/31/12[3,4]	11.34	—[11]	—[11]	—[11]	11.34	.00[5,6]	—[7]	.02[5,6]	(.01)[5,6]

113     American Funds Insurance Series / Prospectus

	Period ended December 31
Portfolio turnover rate for all share classes including mortgage dollar roll transactions	2015	2014	2013	2012	2011
Global Growth Fund	29%	22%	39%	22%	28%
Global Small Capitalization Fund	36	28	36	40	44
Growth Fund	20	29	19	21	19
International Fund	37	18	21	29	24
New World Fund	39	36	43	32	22
Blue Chip Income and Growth Fund	26	37	30	36	27
Global Growth and Income Fund	37	28	31	30	25
Growth-Income Fund	25	25	19	25	22
International Growth and Income Fund	35	34	34	31	48
Capital Income Builder	128	35[6,8]
Asset Allocation Fund	76	88	74	61	43
Global Balanced Fund	76	73	81	80	34[6,10]
Bond Fund	434	365	354	253	163
Global Bond Fund	159	200	213	160	101
High-Income Bond Fund	66	54	64	48	51
Mortgage Fund	1103	790	715	444	480[6,10]
U.S. Government/AAA-Rated Securities Fund	901	387	621	447	234
Cash Management Fund	—	—	—	—	—

	Period ended December 31
Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions	2015	2014	2013	2012	2011
Capital Income Builder	38%	24%[6,8]	Not available
Asset Allocation Fund	28	42
Global Balanced Fund	36	40
Bond Fund	141	121
Global Bond Fund	88	134
Mortgage Fund	138	108
U.S. Government/AAA-Rated Securities Fund	352	88

1 Based on average shares outstanding.

2 For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

3 Based on operations for the period shown and, accordingly, is not representative of a full year.

4 Class 4 shares were offered beginning December 14, 2012.

5 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

6 Not annualized.

7 Amount less than $1 million.

8 For the period May 1, 2014, commencement of operations, through December 31, 2014.

9 Annualized.

10 For the period May 2, 2011, commencement of operations, through December 31, 2011.

11 Amount less than $.01.

American Funds Insurance Series / Prospectus     114

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA2PRX-998-0516P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Prospectus Class 3 shares May 1, 2016

Growth Fund
International Fund
Growth-Income Fund
Asset Allocation Fund
High-Income Bond Fund
Ultra-Short Bond Fund
U.S. Government/AAA-Rated Securities Fund

Summaries: Growth Fund 1 International Fund 4 Growth-Income Fund 7 Asset Allocation Fund 10

High-Income Bond Fund 14

Ultra-Short Bond Fund 17

U.S. Government/AAA-Rated Securities Fund 20

Investment objectives, strategies and risks 24

Management and organization 37

Purchases and redemptions of shares 42

Plan of distribution 44

Fund expenses 44

Investment results 44

Distributions and taxes 44

Financial highlights 45

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Growth Fund

Investment objective

The fund’s investment objective is to provide you with growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.33%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.02
Total annual fund operating expenses	0.53

Example This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$54	$170	$296	$665

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

1     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     2

Investment results

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth Funds Index and the Lipper Capital Appreciation Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime*
Fund	6.92%	11.31%	7.00%	12.26%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.57	7.31	11.08
Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.15	11.55	6.48	9.36
Lipper Capital Appreciation Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.74	10.22	7.28	9.48

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Gregory D. Johnson	9 years	Partner – Capital World Investors
Michael T. Kerr	11 years	Partner – Capital World Investors
Ronald B. Morrow	13 years	Partner – Capital World Investors
Andraz Razen	3 years	Partner – Capital World Investors
Martin Romo	Less than 1 year	Partner – Capital World Investors
Alan J. Wilson	2 years	Partner – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

3     American Funds Insurance Series / Prospectus

International Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.50%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.04
Total annual fund operating expenses	0.72

Example This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$74	$230	$401	$894

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.
American Funds Insurance Series / Prospectus     4

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

5     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime*
Fund	–4.44%	2.86%	3.89%	7.71%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–5.66	1.06	2.92	5.42
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.34	3.23	3.63	6.18

* Lifetime results are from May 1, 1990, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	10 years	Partner – Capital Research Global Investors
L. Alfonso Barroso	7 years	Partner – Capital Research Global Investors
Jesper Lyckeus	9 years	Partner – Capital Research Global Investors
Christopher Thomsen	10 years	Partner – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     6

Growth-Income Fund

Investment objectives

The fund’s investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.27%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.02
Total annual fund operating expenses	0.47

Example This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$48	$151	$263	$591

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

7     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     8

Investment results

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime*
Fund	1.53%	11.64%	6.71%	10.91%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.57	7.31	11.08
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.61	9.00	5.50	9.53

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	11 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	11 years	Partner – Capital International Investors
J. Blair Frank	10 years	Partner – Capital Research Global Investors
Claudia P. Huntington	22 years	Partner – Capital Research Global Investors
William L. Robbins	4 years	Partner – Capital International Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

9     American Funds Insurance Series / Prospectus

Asset Allocation Fund

Investment objective

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.28%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.01
Total annual fund operating expenses	0.47

Example This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$48	$151	$263	$591

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal investment strategies

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2015, the fund was approximately 66% invested in equity securities, 24% invested in debt securities and 10% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     10

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

11     American Funds Insurance Series / Prospectus

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% S&P/Barclays Index is a composite blend of 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the fund may invest. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime*
Fund	1.46%	9.32%	6.53%	8.17%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.57	7.31	9.31
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	0.55	3.25	4.51	6.25
60%/40% S&P/Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.28	8.95	6.48	8.36

* Lifetime results are from August 1, 1989, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

American Funds Insurance Series / Prospectus     12

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	16 years	Partner – Capital World Investors
J. David Carpenter	3 years	Partner – Capital World Investors
David A. Daigle	7 years	Partner – Capital Fixed Income Investors
Jeffrey T. Lager	9 years	Partner – Capital World Investors
James R. Mulally	10 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

13     American Funds Insurance Series / Prospectus

High-Income Bond Fund

Investment objectives

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.46%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.02
Total annual fund operating expenses	0.66

Example This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$67	$211	$368	$822

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds” and may be represented by other investment instruments, including derivatives.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     14

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

15     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper High Yield Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime*
Fund	–7.13%	2.95%	4.71%	8.47%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–4.43	5.03	6.95	N/A
Lipper High Yield Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–4.86	4.45	5.51	7.22

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David C. Barclay	23 years	Partner – Capital Fixed Income Investors
Thomas H. Chow	1 year	Vice President – Capital Fixed Income Investors
David A. Daigle	7 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     16

Ultra-Short Bond Fund

Investment objective

The investment objective of the fund is to provide you with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.32%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.02
Total annual fund operating expenses	0.52

Example This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$53	$167	$291	$653

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund was a cash management fund and was not required to disclose its portfolio turnover rate.

Principal investment strategies

Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

17     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

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Investment results

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Ultra Short Obligation Funds Average and the Lipper Money Market Funds Average include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime*
Fund	–0.45%	–0.41%	0.85%	3.50%
Barclays Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	0.26	0.28	1.74	N/A
Lipper Ultra Short Obligation Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.13	0.66	1.82	N/A
Lipper Money Market Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.01	0.01	1.12	N/A

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio manager The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
James R. Mulally	Less than 1 year (since the fund's conversion)	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

19     American Funds Insurance Series / Prospectus

U.S. Government/AAA-Rated Securities Fund

Investment objective

The fund’s investment objective is to provide a high level of current income consistent with preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.34%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.01
Total annual fund operating expenses	0.53

Example This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$54	$170	$296	$665

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 901% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The fund may also invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable

American Funds Insurance Series / Prospectus     20

issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

21     American Funds Insurance Series / Prospectus

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis .

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime*
Fund	1.64%	2.60%	3.93%	5.96%
Barclays U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.13	2.83	4.35	6.67
Lipper General U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–0.05	2.42	3.52	5.63
Consumer Price Index (CPI)	0.73	1.53	1.86	2.61

* Lifetime results are from December 2, 1985, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

American Funds Insurance Series / Prospectus     22

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	1 year	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	6 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon	1 year	Vice President – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

23     American Funds Insurance Series / Prospectus

Investment objectives, strategies and risks

Growth Fund

The fund’s investment objective is to provide you with growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Insurance Series / Prospectus     24

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth Funds Index is an equally weighted index of growth funds, as defined by each fund’s related prospectus. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes. The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in both Lipper indexes include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

International Fund

The fund’s investment objective is to provide you with long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

25     American Funds Insurance Series / Prospectus

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Growth-Income Fund

The fund’s investment objectives are to achieve long-term growth of capital and income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. The fund is designed for investors seeking both capital appreciation and income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

American Funds Insurance Series / Prospectus     26

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Asset Allocation Fund

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2015, the fund was approximately 66% invested in equity securities, 24%

27     American Funds Insurance Series / Prospectus

invested in debt securities and 10% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

American Funds Insurance Series / Prospectus     28

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% S&P/Barclays Index blends the S&P 500 Index with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

29     American Funds Insurance Series / Prospectus

High-Income Bond Fund

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds” and may be represented by other investment instruments, including derivatives. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an

American Funds Insurance Series / Prospectus     30

evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

31     American Funds Insurance Series / Prospectus

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. The Lipper High Yield Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Ultra-Short Bond Fund

The investment objective of the fund is to provide you with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities. The money market instruments in which the fund invests will generally be rated A-2 or better or P-2 or better by at least one Nationally Recognized Statistical Ratings Organization designated by the fund’s investment adviser. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit.

The fund maintains a dollar-weighted average portfolio maturity of 60 days or less. The average portfolio maturity of the fund is dollar-weighted based upon the market value of the fund’s securities at the time of calculation.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest. In practice, the fund is currently expected to enter only into repurchase agreements that are fully collateralized by cash or U.S. government securities.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund may also hold cash. The percentage of the fund’s holdings in cash varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold cash without limitation. The investment adviser may determine that it is appropriate to hold a substantial portion of the fund’s assets in cash in response to certain circumstances, such as periods of market turmoil. A larger amount of cash holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of cash holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise

American Funds Insurance Series / Prospectus     32

as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund's investment strategies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays Short-Term Government/Corporate Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturities from one up to (but not including) 12 months within either the government or corporate sector. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Ultra Short Obligation Funds Average is composed of funds that invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income

33     American Funds Insurance Series / Prospectus

taxes. The Lipper Money Market Funds Average is composed of funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. These funds intend to keep constant net asset value. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

U.S. Government/AAA-Rated Securities Fund

The fund’s investment objective is to provide a high level of current income consistent with preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The fund may also invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the

American Funds Insurance Series / Prospectus     34

proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

35     American Funds Insurance Series / Prospectus

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

High portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s performance.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays U.S. Government/Mortgage-Backed Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

American Funds Insurance Series / Prospectus     36

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2015.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition to the portfolio managers below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed-income portfolio managers are informed by the investment themes discussed by the group.

37     American Funds Insurance Series / Prospectus

The primary individual portfolio managers for each of the funds are:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Vice Chairman of the Board	Partner – Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years
Alan N. Berro President	Partner – Capital World Investors Investment professional for 30 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 16 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 29 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 17 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years International Growth and Income Fund — 8 years
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 19 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 29 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 5 years
David C. Barclay	Partner – Capital Fixed Income Investors Investment professional for 35 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 18 years High-Income Bond Fund — 23 years
L. Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 7 years
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 16 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Capital Income Builder — 2 years Mortgage Fund — 2 years U.S. Government/AAA-Rated Securities Fund — 1 year
Mark A. Brett	Partner – Capital Fixed Income Investors Investment professional for 37 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 5 years Global Bond Fund — 1 year
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years
J. David Carpenter	Partner – Capital World Investors Investment professional for 22 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 3 years
Thomas H. Chow	Vice President – Capital Fixed Income Investors Investment professional for 27 years in total; 1 year with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 1 year
Patrice Collette	Partner – Capital World Investors Investment professional for 22 years in total, 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 1 year (plus 14 years of prior experience as an investment analyst for the fund)

American Funds Insurance Series / Prospectus     38

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
Asset Allocation Fund — 7 years
Global Bond Fund — 1 year
High-Income Bond Fund — 7 years (plus 9 years of prior experience as an investment analyst for the fund)
Isabelle de Wismes	Partner – Capital World Investors Investment professional for 32 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 4 years (plus 14 years of prior experience as an investment analyst for the fund)
Mark E. Denning	Partner – Capital Research Global Investors Investment professional for 34 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 18 years
Paul Flynn	Partner – Capital World Investors Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 3 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 13 years Growth-Income Fund — 10 years
Bradford F. Freer	Partner – Capital World Investors Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 2 years (plus 6 years of prior experience as an investment analyst for the fund)
Nicholas J. Grace	Partner – Capital World Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 4 years (plus 8 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — Less than 1 year
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 9 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 29 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 9 years Global Bond Fund — 10 years
Galen Hoskin	Partner – Capital World Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Growth Fund — 2 years (plus 14 years of prior experience as an investment analyst for the fund)
New World Fund — 10 years (plus 6 years of prior experience as an investment analyst for the fund)
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 43 years in total; 41 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 3 years Growth-Income Fund — 22 years (plus 5 years of prior experience as an investment analyst for the fund)
Gregory D. Johnson	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 9 years
Joanna F. Jonsson	Partner – Capital World Investors Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 5 years

39     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Michael T. Kerr	Partner – Capital World Investors Investment professional for 33 years in total; 31 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 11 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years (plus 10 years of prior experience as an investment analyst for the fund)
Darcy Kopcho	Partner – Capital International Investors Investment professional for 36 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Lawrence Kymisis	Partner – Capital Research Global Investors Investment professional for 21 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 4 years
Harold H. La	Partner – Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 8 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital World Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 9 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 34 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 9 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 8 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 24 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Mortgage Fund — 5 years U.S. Government/AAA-Rated Securities Fund — 6 years
Ronald B. Morrow	Partner – Capital World Investors Investment professional for 48 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 13 years (plus 5 years of prior experience as an investment analyst for the fund)
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 40 years in total; 36 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 10 years Ultra-Short Bond Fund — Less than 1 year (since the fund's conversion)
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 29 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
New World Fund — 4 years (plus 2 years of prior experience as an investment analyst for the fund)
Global Balanced Fund — 5 years
Global Bond Fund — 3 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 18 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 2 years (plus 9 years of prior experience as an investment analyst for the fund)
Andraz Razen	Partner – Capital World Investors Investment professional for 18 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 3 years (plus 3 years of prior experience as an investment analyst for the fund)

American Funds Insurance Series / Prospectus     40

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 8 years
William L. Robbins	Partner – Capital International Investors Investment professional for 24 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 4 years (plus 12 years of prior experience as an investment analyst for the fund)
Martin Romo	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Growth Fund — Less than 1 year (plus 15 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 7 years (plus 1 year of prior experience as an investment analyst for the fund)
Theodore R. Samuels	Partner – Capital International Investors Investment professional for 37 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 7 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 4 years
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years
Ritchie Tuazon	Vice President – Capital Fixed Income Investors Investment professional for 16 years in total; 5 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 1 year
Alan J. Wilson	Partner – Capital World Investors Investment professional for 31 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years
Philip Winston	Partner – Capital International Investors Investment professional for 31 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the Series and other accounts they manage is in the statement of additional information.

41     American Funds Insurance Series / Prospectus

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund other than Ultra-Short Bond Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

American Funds Insurance Series / Prospectus     42

Valuing shares The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

43     American Funds Insurance Series / Prospectus

Plan of distribution

The Series has adopted a plan of distribution or “12b-1 plan” for Class 3 shares. Under the plan, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .18% for Class 3 shares. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover distribution expenses and/or the expenses of certain contract owner services. The 12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated in the prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series’ assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 3 shares.

Fund expenses

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates.

Investment results

All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes

Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

American Funds Insurance Series / Prospectus     44

Financial highlights

The Financial Highlights table is intended to help you understand a fund’s results for the past five fiscal years. For Ultra-Short Bond Fund, the information for the periods provided is prior to the fund's conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1:
12/31/15	$27.48	$.25	$ 1.80	$ 2.05	$(.35)	$(2.79)	$(3.14)	$26.39	7.24%	$1,626.55%		.90%
12/31/14	30.11	.31[2]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558.55		1.08[2]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277.55		1.37
Class 2:
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817.80		.66
12/31/14	29.92	.24[2]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992.80		.85[2]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535.80		1.13
Class 4:
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91	1.05	.34
12/31/14	30.07	.07[2]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19	1.05	.26[2]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1	1.06	.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27[5,6]	—[7]	.02[5,6]	.04[5,6]
Global Small Capitalization Fund
Class 1:
12/31/15	$26.09	$ .04	$ .36	$ .40	$ —	$(2.08)	$(2.08)	$24.41	.50%	$1,706.73%		.15%
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795.74		.36
Class 2:
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603	1.00	.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450.99		.10
Class 4:
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34	1.23	(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12	1.24	(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4	1.24	(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80[5,6]	—[7]	.04[5,6]	.04[5,6]

45     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
12/31/15	$80.15	$.64	$ 5.08	$ 5.72	$ (.61)	$(17.24)	$(17.85)	$68.02	7.12%	$6,796.35%		.87%
12/31/14	78.54	.88[2]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118.35		1.12[2]
12/31/13	60.90	.64	17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003.35		.93
12/31/12	52.07	.63	8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116.35		1.10
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426.34		.81
Class 2:
12/31/15	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414.60		.62
12/31/14	77.94	.68[2]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413.60		.87[2]
12/31/13	60.45	.47	17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334.60		.68
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701.59		.55
Class 3:
12/31/15	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194.53		.69
12/31/14	78.62	.74[2]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208.53		.94[2]
12/31/13	60.97	.52	17.84	18.36	(.71)	—	(.71)	78.62	30.20	216.53		.75
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189.52		.62
Class 4:
12/31/15	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394.85		.42
12/31/14	78.32	.37[2]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24.85		.47[2]
12/31/13	60.90	.29	17.90	18.19	(.77)	—	(.77)	78.32	29.96	5.85		.40
12/31/12[3,4]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33[5,6]	—[7]	.02[5,6]	.05[5,6]
International Fund
Class 1:
12/31/15	$20.35	$ .29	$(1.03)	$ (.74)	$(.35)	$(1.18)	$(1.53)	$18.08	(4.25)%	$3,427.54%		1.41%
12/31/14	21.22	.30	(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282.54		1.43
12/31/13	17.68	.27	3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324.54		1.41
12/31/12	15.21	.30	2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618.54		1.81
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314.53		2.03
Class 2:
12/31/15	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978.79		1.17
12/31/14	21.15	.25	(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374.79		1.19
12/31/13	17.62	.22	3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916.79		1.15
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210.78		1.81
Class 3:
12/31/15	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32.72		1.24
12/31/14	21.24	.27	(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38.72		1.28
12/31/13	17.70	.23	3.59	3.82	(.28)	—	(.28)	21.24	21.67	46.72		1.22
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43.71		1.90
Class 4:
12/31/15	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04	.88
12/31/14	21.16	.07	(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18	1.04	.31
12/31/13	17.68	(.01)	3.79	3.78	(.30)	—	(.30)	21.16	21.48	2	1.04	(.07)
12/31/12[3,4]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98[5,6]	—[7]	.02[5,6]	.05[5,6]

American Funds Insurance Series / Prospectus     46

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
New World Fund
Class 1:
12/31/15	$20.72	$.19	$ (.71)	$ (.52)	$(.17)	$(1.16)	$(1.33)	$18.87	(2.96)%	$1,562.79%		.92%
12/31/14	25.08	.29[2]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433.78		1.23[2]
12/31/13	22.93	.34	2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388.78		1.45
12/31/12	19.65	.33	3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140.79		1.54
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826.78		1.62
Class 2:
12/31/15	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04	.68
12/31/14	24.88	.24[2]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084	1.03	1.01[2]
12/31/13	22.75	.28	2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307	1.03	1.22
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378	1.04	1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350	1.03	1.37
Class 4:
12/31/15	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29	.39
12/31/14	24.99	.09[2]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64	1.28	.40[2]
12/31/13	22.93	.14	2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8	1.29	.56
12/31/12[3,4]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58[5,6]	—[7]	.04[5,6]	.04[5,6]
Blue Chip Income and Growth Fund
Class 1:
12/31/15	$14.69	$.31	$(.64)	$(.33)	$(.29)	$(1.45)	$(1.74)	$12.62	(2.72)%	$3,638.41%		2.23%
12/31/14	13.12	.46[2]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542.42		3.31[2]
12/31/13	10.05	.27	3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814.42		2.27
12/31/12	9.00	.24	1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357.43		2.41
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992.42		2.08
Class 2:
12/31/15	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228.66		1.97
12/31/14	13.02	.44[2]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722.67		3.14[2]
12/31/13	9.97	.23	3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755.67		2.03
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340.67		1.83
Class 4:
12/31/15	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32.91		1.75
12/31/14	13.12	.34[2]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9.92		2.33[2]
12/31/13	10.05	.18	3.15	3.33	(.26)	—	(.26)	13.12	33.27	—[7]	.86	1.39
12/31/12[3,4]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38[5,6]	—[7]	.02[5,6]	.10[5,6]

47     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Growth and Income Fund
Class 1:
12/31/15	$12.78	$.26	$(.40)	$(.14)	$(.29)	$ —	$(.29)	$12.35	(1.14)%	$ 293.64%		2.04%
12/31/14	12.53	.43[2]	.31	.74	(.49)	—	(.49)	12.78	6.00	200.63		3.34[2]
12/31/13	10.56	.39	2.00	2.39	(.42)	—	(.42)	12.53	22.81	206.62		3.35
12/31/12	9.20	.25	1.39	1.64	(.28)	—	(.28)	10.56	17.93	180.62		2.56
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161.61		2.86
Class 2:
12/31/15	12.75	.24	(.41)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479.89		1.84
12/31/14	12.51	.41[2]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685.88		3.22[2]
12/31/13	10.54	.36	2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822.87		3.09
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839.86		2.60
Class 4:
12/31/15	12.71	.19	(.39)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5	1.14	1.46
12/31/14	12.50	.30[2]	.37	.67	(.46)	—	(.46)	12.71	5.41	1	1.13	2.30[2]
12/31/13	10.55	.28	2.09	2.37	(.42)	—	(.42)	12.50	22.60	1	1.12	2.27
12/31/12[3,4]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27[5,6]	—[7]	.03[5,6]	.08[5,6]
Growth-Income Fund
Class 1:
12/31/15	$52.76	$.79	$ .37	$ 1.16	$(.75)	$(7.77)	$(8.52)	$45.40	1.72%	$10,747.29%		1.59%
12/31/14	50.72	.81	4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812.29		1.56
12/31/13	38.48	.66	12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857.29		1.49
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496.28		1.77
Class 2:
12/31/15	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895.54		1.34
12/31/14	50.40	.67	4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337.54		1.31
12/31/13	38.24	.55	12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980.54		1.25
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235.53		1.52
Class 3:
12/31/15	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161.47		1.41
12/31/14	50.77	.71	4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185.47		1.38
12/31/13	38.52	.58	12.32	12.90	(.65)	—	(.65)	50.77	33.58	193.47		1.32
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172.46		1.59
Class 4:
12/31/15	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410.79		1.25
12/31/14	50.56	.58	4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30.79		1.11
12/31/13	38.47	.45	12.33	12.78	(.69)	—	(.69)	50.56	33.32	3.79		.96
12/31/12[3,4]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02[5,6]	—[7]	.01[5,6]	.03[5,6]

American Funds Insurance Series / Prospectus     48

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
International Growth and Income Fund
Class 1:
12/31/15	$16.27	$.42	$(1.25)	$ (.83)	$(.38)	$(.34)	$(.72)	$14.72	(5.34)%	$707.68%		2.60%
12/31/14	17.48	.58[2]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740.68		3.32[2]
12/31/13	15.29	.44	2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696.69		2.63
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35.73		3.17
Class 2:
12/31/15	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254.93		2.32
12/31/14	17.43	.56[2]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248.93		3.21[2]
12/31/13	15.25	.38	2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257.94		2.28
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199.98		2.89
Class 4:
12/31/15	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32	1.18	2.02
12/31/14	17.45	.26[2]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20	1.18	1.52[2]
12/31/13	15.29	.03	2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1	1.19	.18
12/31/12[3,4]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62[5,6]	—[7]	.04[5,6]	.07[5,6]
Capital Income Builder
Class 1:
12/31/15	$ 9.81	$.28	$(.40)	$(.12)	$(.29)	$ —	$(.29)	$9.40	(1.23)%	$ 80.56%		2.88%
12/31/14[3,8]	10.00	.19	(.18)	.01	(.19)	(.01)	(.20)	9.81	.12[6]	20	.56[9]	2.87[9]
Class 2:
12/31/15	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[5]	—[7]	.46[5]	3.12[5]
12/31/14[3,8]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12[5,6]	—[7]	.47[5,9]	2.94[5,9]
Class 4:
12/31/15	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157	1.05	2.55
12/31/14[3,8]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[6]	55	1.06[9]	2.08[9]
Asset Allocation Fund
Class 1:
12/31/15	$22.23	$.40	$(.02)	$ .38	$(.40)	$(1.59)	$(1.99)	$20.62	1.64%	$10,913.29%		1.85%
12/31/14	22.49	.44	.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66	11,997.30		1.95
12/31/13	18.43	.35	4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515.31		1.71
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199.31		2.11
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932.31		2.25
Class 2:
12/31/15	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008.54		1.60
12/31/14	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494.55		1.69
12/31/13	18.31	.30	4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760.56		1.47
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151.56		1.99
Class 3:
12/31/15	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36.47		1.67
12/31/14	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40.48		1.76
12/31/13	18.45	.32	4.06	4.38	(.32)	—	(.32)	22.51	23.81	42.49		1.54
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38.49		2.05
Class 4:
12/31/15	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414.79		1.45
12/31/14	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32.80		1.55
12/31/13	18.43	.27	4.12	4.39	(.36)	—	(.36)	22.46	23.89	1.79		1.22
12/31/12[3,4]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17[5,6]	—[7]	.01[5,6]	.08[5,6]

49     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Balanced Fund
Class 1:
12/31/15	$11.11	$.20	$(.28)	$(.08)	$(.14)	$(.15)	$(.29)	$10.74	(.69)%	$47.72%		1.80%
12/31/14	11.37	.25[2]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37.71		2.14[2]
12/31/13	10.34	.22	1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36.70		2.05
12/31/12	9.35	.20	.98	1.18	(.19)	—	(.19)	10.34	12.58	32.72		2.00
12/31/11[3,10]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)[6]	28	.69[9]	1.99[9]
Class 2:
12/31/15	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171.97		1.60
12/31/14	11.35	.22[2]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179.96		1.88[2]
12/31/13	10.33	.20	1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156.95		1.79
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119.97		1.76
12/31/11[3,10]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)[6]	72	.94[9]	1.45[9]
Class 4:
12/31/15	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1	1.34	.58
12/31/14	11.35	.24[2]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88[5]	—[7]	.67[5]	2.07[2,5]
12/31/13	10.33	.22	1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49[5]	—[7]	.71[5]	1.98[5]
12/31/12[3,4]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40[5,6]	—[7]	.03[5,6]	.05[5,6]
Bond Fund
Class 1:
12/31/15	$11.08	$.22	$(.17)	$ .05	$(.21)	$(.22)	$(.43)	$10.70	.45%	$5,731.38%		1.95%
12/31/14	10.73	.23	.37	.60	(.25)	—[11]	(.25)	11.08	5.59	4,977.39		2.03
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354.38		2.89
Class 2:
12/31/15	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135.63		1.69
12/31/14	10.61	.20	.36	.56	(.22)	—[11]	(.22)	10.95	5.28	4,565.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984.63		2.64
Class 4:
12/31/15	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59.88		1.47
12/31/14	10.69	.16	.39	.55	(.23)	—[11]	(.23)	11.01	5.15	29.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3.89		1.58
12/31/12[3,4]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5,6]	—[7]	.02[5,6]	.10[5,6]
American Funds Insurance Series / Prospectus     50

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Bond Fund
Class 1:
12/31/15	$11.77	$.27	$(.71)	$(.44)	$(.01)	$(.31)	$(.32)	$11.01	(3.75)%	$1,032.57%		2.34%
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619.56		2.97
Class 2:
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208.82		2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639.81		2.75
Class 4:
12/31/15	11.70	.21	(.71)	(.50)	—[11]	(.31)	(.31)	10.89	(4.27)	6	1.07	1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4	1.09	1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—[7]	.79	2.25
12/31/12[3,4]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5,6]	—[7]	.02[5,6]	.11[5,6]
High-Income Bond Fund
Class 1:
12/31/15	$10.54	$.64	$(1.36)	$(.72)	$(.63)	$ —	$(.63)	$ 9.19	(6.94)%	$1,017.48%		6.12%
12/31/14	11.13	.67	(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017.48		5.90
12/31/13	11.16	.75	.01	.76	(.79)	—	(.79)	11.13	6.89	856.48		6.54
12/31/12	10.54	.81	.64	1.45	(.83)	—	(.83)	11.16	13.90	894.48		7.25
12/31/11	11.20	.88	(.64)	.24	(.90)	—	(.90)	10.54	2.18	787.47		7.70
Class 2:
12/31/15	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765.73		5.85
12/31/14	10.99	.63	(.57)	.06	(.64)	—	(.64)	10.41	.63	929.73		5.67
12/31/13	11.03	.71	.01	.72	(.76)	—	(.76)	10.99	6.60	1,061.73		6.29
12/31/12	10.42	.78	.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135.73		7.00
12/31/11	11.08	.84	(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064.72		7.44
Class 3:
12/31/15	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12.66		5.91
12/31/14	11.16	.65	(.59)	.06	(.65)	—	(.65)	10.57	.59	16.66		5.74
12/31/13	11.18	.73	.02	.75	(.77)	—	(.77)	11.16	6.77	19.66		6.36
12/31/12	10.56	.80	.63	1.43	(.81)	—	(.81)	11.18	13.67	21.66		7.07
12/31/11	11.22	.86	(.64)	.22	(.88)	—	(.88)	10.56	1.97	21.65		7.51
Class 4:
12/31/15	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1.98		5.51
12/31/14	11.12	.63	(.59)	.04	(.11)	—	(.11)	11.05	.35	—[7]	.98	5.49
12/31/13	11.16	.67	.08	.75	(.79)	—	(.79)	11.12	6.81	—[7]	.93	5.82
12/31/12[3,4]	11.80	.04	—[11]	.04	(.68)	—	(.68)	11.16	.34[5,6]	—[7]	.02[5,6]	.35[5,6]

51     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Mortgage Fund
Class 1:
12/31/15	$10.70	$ .10	$ .13	$ .23	$(.18)	$(.14)	$(.32)	$10.61	2.09%		$272.45%	.89%
12/31/14	10.23	.12	.45	.57	(.10)	—	(.10)	10.70	5.54		292.45	1.12
12/31/13	10.47	.04	(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)		198.44	.35
12/31/12	10.37	.01	.25	.26	(.06)	(.10)	(.16)	10.47	2.57		87.45	.08
12/31/11[3,10]	10.00	—[11]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55	.42[9]	.04[9]
Class 2:
12/31/15	10.68	.07	.13	.20	(.15)	(.14)	(.29)	10.59	1.86		59.70	.65
12/31/14	10.22	.10	.44	.54	(.08)	—	(.08)	10.68	5.23		52.70	.91
12/31/13	10.46	—[11]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)		49.69	(.02)
12/31/12	10.36	(.02)	.26	.24	(.04)	(.10)	(.14)	10.46	2.38		49.70	(.16)
12/31/11[3,10]	10.00	(.02)	.48	.46	—[11]	(.10)	(.10)	10.36	4.60	22	.67[9]	(.25)[9]
Class 4:
12/31/15	10.65	.04	.14	.18	(.17)	(.14)	(.31)	10.52	1.62		11.97	.37
12/31/14	10.23	.05	.46	.51	(.09)	—	(.09)	10.65	4.98		1.94	.47
12/31/13	10.47	.02	(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[5]	—[7]	.38[5]	.23[5]
12/31/12[3,4]	10.60	—[11]	.01	.01	(.06)	(.08)	(.14)	10.47	.09[5,6]	—[7]	.02[5,6]	.04[5,6]
U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/15	$12.40	$.13	$ .09	$ .22	$(.21)	$(.10)	$(.31)	$12.31	1.93%		$1,426.35%	1.02%
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24		1,723.35	1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)		1,584.35	.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22		1,809.34	.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85		1,785.34	1.83
Class 2:
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59		1,579.60	.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01		1,717.60	1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)		1,801.60	.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91		1,995.59	.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58		2,002.59	1.59
Class 3:
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64		11.53	.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11		13.53	1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)		14.53	.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02		20.52	.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56		24.52	1.65
Class 4:
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29		46.85	.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76		21.85	.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—[7]	.84	.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5,6]	—[7]	.02[5,6]	.05[5,6]

American Funds Insurance Series / Prospectus     52

		Loss from investment operations[1]
	Net asset value, beginning of period	Net investment loss	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net loss to average net assets
Cash Management Fund
Class 1:
12/31/15	$11.28	$(.03)	$ .01	$(.02)	$11.26	(.18)%	$ 39.34%		(.24)%
12/31/14	11.31	(.03)	—	(.03)	11.28	(.27)	49.34		(.26)
12/31/13	11.34	(.03)	—[11]	(.03)	11.31	(.27)	57.34		(.24)
12/31/12	11.36	(.03)	.01	(.02)	11.34	(.18)	66.34		(.22)
12/31/11	11.39	(.02)	(.01)	(.03)	11.36	(.26)	75.33		(.21)
Class 2:
12/31/15	11.06	(.05)	—[11]	(.05)	11.01	(.45)	302.59		(.49)
12/31/14	11.12	(.06)	—	(.06)	11.06	(.54)	331.59		(.51)
12/31/13	11.17	(.05)	—[11]	(.05)	11.12	(.45)	395.59		(.49)
12/31/12	11.22	(.05)	—[11]	(.05)	11.17	(.45)	459.59		(.47)
12/31/11	11.28	(.05)	(.01)	(.06)	11.22	(.53)	530.58		(.47)
Class 3:
12/31/15	11.16	(.05)	—[11]	(.05)	11.11	(.45)	6.52		(.42)
12/31/14	11.21	(.05)	—	(.05)	11.16	(.45)	8.52		(.44)
12/31/13	11.26	(.05)	—[11]	(.05)	11.21	(.44)	8.52		(.42)
12/31/12	11.30	(.05)	.01	(.04)	11.26	(.35)	11.52		(.40)
12/31/11	11.34	(.04)	—[11]	(.04)	11.30	(.35)	12.51		(.40)
Class 4:
12/31/15	11.25	(.08)	—[11]	(.08)	11.17	(.71)	16.85		(.74)
12/31/14	11.30	(.09)	.04	(.05)	11.25	(.44)	7.84		(.77)
12/31/13	11.34	(.04)	—[11]	(.04)	11.30	(.35)[5]	—[7]	.37[5]	(.32)[5]
12/31/12[3,4]	11.34	—[11]	—[11]	—[11]	11.34	.00[5,6]	—[7]	.02[5,6]	(.01)[5,6]

53     American Funds Insurance Series / Prospectus

	Period ended December 31
Portfolio turnover rate for all share classes including mortgage dollar roll transactions	2015	2014	2013	2012	2011
Global Growth Fund	29%	22%	39%	22%	28%
Global Small Capitalization Fund	36	28	36	40	44
Growth Fund	20	29	19	21	19
International Fund	37	18	21	29	24
New World Fund	39	36	43	32	22
Blue Chip Income and Growth Fund	26	37	30	36	27
Global Growth and Income Fund	37	28	31	30	25
Growth-Income Fund	25	25	19	25	22
International Growth and Income Fund	35	34	34	31	48
Capital Income Builder	128	35[6,8]
Asset Allocation Fund	76	88	74	61	43
Global Balanced Fund	76	73	81	80	34[6,10]
Bond Fund	434	365	354	253	163
Global Bond Fund	159	200	213	160	101
High-Income Bond Fund	66	54	64	48	51
Mortgage Fund	1103	790	715	444	480[6,10]
U.S. Government/AAA-Rated Securities Fund	901	387	621	447	234
Cash Management Fund	—	—	—	—	—

	Period ended December 31
Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions	2015	2014	2013	2012	2011
Capital Income Builder	38%	24%[6,8]	Not available
Asset Allocation Fund	28	42
Global Balanced Fund	36	40
Bond Fund	141	121
Global Bond Fund	88	134
Mortgage Fund	138	108
U.S. Government/AAA-Rated Securities Fund	352	88

1 Based on average shares outstanding.

2 For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

3 Based on operations for the period shown and, accordingly, is not representative of a full year.

4 Class 4 shares were offered beginning December 14, 2012.

5 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

6 Not annualized.

7 Amount less than $1 million.

8 For the period May 1, 2014, commencement of operations, through December 31, 2014.

9 Annualized.

10 For the period May 2, 2011, commencement of operations, through December 31, 2011.

11 Amount less than $.01.

American Funds Insurance Series / Prospectus     54

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA3PRX-998-0516P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Prospectus Class 4 shares May 1, 2016

Global Growth Fund	Capital Income Builder®
Global Small Capitalization Fund	Asset Allocation Fund
Growth Fund	Global Balanced Fund
International Fund	Bond Fund
New World Fund®	Global Bond Fund
Blue Chip Income and Growth Fund	High-Income Bond Fund
Global Growth and Income Fund	Mortgage Fund
Growth-Income Fund	Ultra-Short Bond Fund
International Growth and Income Fund	U.S. Government/AAA-Rated Securities Fund

Summaries:

Global Growth Fund 1

Global Small Capitalization Fund 4

Growth Fund 7

International Fund 10

New World Fund 13

Blue Chip Income and Growth Fund 17

Global Growth and Income Fund 20

Growth-Income Fund 23

International Growth and Income Fund 26

Capital Income Builder 29

Asset Allocation Fund 32

Global Balanced Fund 36

Bond Fund 40

Global Bond Fund 44

High-Income Bond Fund 48

Mortgage Fund 51

Ultra-Short Bond Fund 55

U.S. Government/AAA-Rated Securities Fund 59

Investment objectives, strategies and risks 63

Management and organization 98

Purchases and redemptions of shares 103

Plan of distribution 104

Fund expenses 104

Investment results 104

Distributions and taxes 104

Financial highlights 105

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Global Growth Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.52%
Distribution fees	0.25
Other expenses	0.28
Total annual fund operating expenses	1.05

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$107	$334	$579	$1,283

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

1     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     2

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years*	10 years*	Lifetime*
Fund	6.69%	9.37%	7.67%	9.05%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.36	6.09	4.76	5.47
Lipper Global Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.16	6.14	4.80	5.81

*  Lifetime results are from April 30, 1997, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Patrice Collette	1 year	Partner – Capital World Investors
Isabelle de Wismes	4 years	Partner – Capital World Investors
Galen Hoskin	2 years	Partner – Capital World Investors
Jonathan Knowles	3 years	Partner – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

3     American Funds Insurance Series / Prospectus

Global Small Capitalization Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.69%
Distribution fees	0.25
Other expenses	0.29
Total annual fund operating expenses	1.23

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$125	$390	$676	$1,489

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     4

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

5     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Small-/Mid-Cap Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years*	10 years*	Lifetime*
Fund	–0.02%	4.40%	5.41%	8.83%
MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–1.04	6.30	6.51	7.29
Lipper Global Small-/Mid-Cap Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.87	5.50	5.52	7.17

* Lifetime results are from April 30, 1998, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark E. Denning	18 years	Partner – Capital Research Global Investors
J. Blair Frank	13 years	Partner – Capital Research Global Investors
Claudia P. Huntington	3 years	Partner – Capital Research Global Investors
Lawrence Kymisis	4 years	Partner – Capital Research Global Investors
Harold H. La	8 years	Partner – Capital Research Global Investors
Aidan O’Connell	2 years	Partner – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     6

Growth Fund

Investment objective

The fund’s investment objective is to provide you with growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.33%
Distribution fees	0.25
Other expenses	0.27
Total annual fund operating expenses	0.85

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$87	$271	$471	$1,049

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

7     American Funds Insurance Series / Prospectus

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth Funds Index and the Lipper Capital Appreciation Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

American Funds Insurance Series / Prospectus     8

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years*	10 years*	Lifetime*
Fund	6.59%	10.99%	6.68%	11.91%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.57	7.31	11.08
Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.15	11.55	6.48	9.36
Lipper Capital Appreciation Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.74	10.22	7.28	9.48

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Gregory D. Johnson	9 years	Partner – Capital World Investors
Michael T. Kerr	11 years	Partner – Capital World Investors
Ronald B. Morrow	13 years	Partner – Capital World Investors
Andraz Razen	3 years	Partner – Capital World Investors
Martin Romo	Less than 1 year	Partner – Capital World Investors
Alan J. Wilson	2 years	Partner – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

9     American Funds Insurance Series / Prospectus

International Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.50%
Distribution fees	0.25
Other expenses	0.29
Total annual fund operating expenses	1.04

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$106	$331	$574	$1,271

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     10

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

11     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years*	10 years*	Lifetime*
Fund	–4.75%	2.56%	3.58%	7.37%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–5.66	1.06	2.92	5.42
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.34	3.23	3.63	6.18

* Lifetime results are from May 1, 1990, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the ..50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	10 years	Partner – Capital Research Global Investors
L. Alfonso Barroso	7 years	Partner – Capital Research Global Investors
Jesper Lyckeus	9 years	Partner – Capital Research Global Investors
Christopher Thomsen	10 years	Partner – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     12

New World Fund

Investment objective

The fund’s investment objective is long-term capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.72%
Distribution fees	0.25
Other expenses	0.32
Total annual fund operating expenses	1.29

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$131	$409	$708	$1,556

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

13     American Funds Insurance Series / Prospectus

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

American Funds Insurance Series / Prospectus     14

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors and securities in which the fund primarily invests. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years*	10 years*	Lifetime*
Fund	–3.37%	–0.08%	5.77%	7.32%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.36	6.09	4.76	3.72
MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–14.92	–4.81	3.61	6.47

* Lifetime results are from June 17, 1999, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the ..50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

15     American Funds Insurance Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Carl M. Kawaja Vice President	17 years	Partner – Capital World Investors
Nicholas J. Grace	4 years	Partner – Capital World Investors
Galen Hoskin	10 years	Partner – Capital World Investors
Robert H. Neithart	4 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     16

Blue Chip Income and Growth Fund

Investment objectives

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.40%
Distribution fees	0.25
Other expenses	0.26
Total annual fund operating expenses	0.91

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$93	$290	$504	$1,120

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The fund’s investment adviser considers these types of investments to be “blue chip” stocks. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

17     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

American Funds Insurance Series / Prospectus     18

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years*	10 years*	Lifetime*
Fund	–3.21%	10.78%	6.06%	4.89%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.57	7.31	5.72
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.61	9.00	5.50	5.03

* Lifetime results are from July 5, 2001, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the ..50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Christopher D. Buchbinder	9 years	Partner – Capital Research Global Investors
James B. Lovelace	9 years	Partner – Capital Research Global Investors
James Terrile	4 years	Partner – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

19     American Funds Insurance Series / Prospectus

Global Growth and Income Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.60%
Distribution fees	0.25
Other expenses	0.29
Total annual fund operating expenses	1.14

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$116	$362	$628	$1,386

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of well-established companies around the world, which the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     20

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

21     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years*	Lifetime*
Fund	–1.60%	7.18%	4.96%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.36	6.09	3.82
Lipper Global Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.16	6.14	3.95

* Lifetime results are from May 1, 2006, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the ..50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment advise r
Bradford F. Freer	2 years	Partner – Capital World Investors
Nicholas J. Grace	Less than 1 year	Partner – Capital World Investors
Martin Romo	7 years	Partner – Capital World Investors
Andrew B. Suzman	7 years	Partner – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     22

Growth-Income Fund

Investment objectives

The fund’s investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.27%
Distribution fees	0.25
Other expenses	0.27
Total annual fund operating expenses	0.79

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$81	$252	$439	$978

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

23     American Funds Insurance Series / Prospectus

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

American Funds Insurance Series / Prospectus     24

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years*	10 years*	Lifetime*
Fund	1.21%	11.31%	6.38%	10.56%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.57	7.31	11.08
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.61	9.00	5.50	9.53

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	11 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	11 years	Partner – Capital International Investors
J. Blair Frank	10 years	Partner – Capital Research Global Investors
Claudia P. Huntington	22 years	Partner – Capital Research Global Investors
William L. Robbins	4 years	Partner – Capital International Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

25     American Funds Insurance Series / Prospectus

International Growth and Income Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.64%
Distribution fees	0.25
Other expenses	0.29
Total annual fund operating expenses	1.18

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$120	$375	$649	$1,432

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     26

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

27     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years*	Lifetime*
Fund	–5.82%	2.79%	9.18%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–5.66	1.06	8.71
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.34	3.23	9.79

* Lifetime results are from November 18, 2008, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	8 years	Partner – Capital Research Global Investors
Jesper Lyckeus	8 years	Partner – Capital Research Global Investors
David M. Riley	8 years	Partner – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     28

Capital Income Builder

Investment objectives

The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.50%
Distribution fees	0.25
Other expenses	0.30
Total annual fund operating expenses	1.05

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$107	$334	$579	$1,283

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal investment strategies

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

29     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows the fund’s investment results of the Class 4 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of market results. This information provides some indication of the risks of investing in the fund. The 70%/30% MSCI ACWI/Barclays Index is a composite blend of 70% of the MSCI All Country World Index (ACWI) and 30% of the Barclays U.S. Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. The Lipper Global Equity Income Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

American Funds Insurance Series / Prospectus     30

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime
Fund (inception – 5/1/14)	–1.79%	–1.21%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.36	–0.29
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	0.55	2.09
70%/30% MSCI ACWI/Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–1.30	0.55
Lipper Global Equity Income Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–3.48	–2.57

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	2 years	Partner – Capital Fixed Income Investors
Darcy Kopcho	2 years	Partner – Capital International Investors
Theodore R. Samuels	2 years	Partner – Capital International Investors
Philip Winston	2 years	Partner – Capital International Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

31     American Funds Insurance Series / Prospectus

Asset Allocation Fund

Investment objective

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.28%
Distribution fees	0.25
Other expenses	0.26
Total annual fund operating expenses	0.79

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$81	$252	$439	$978

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal investment strategies

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2015, the fund was approximately 66% invested in equity securities, 24% invested in debt securities and 10% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     32

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

33     American Funds Insurance Series / Prospectus

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% S&P/Barclays Index is a composite blend of 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the fund may invest. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years*	10 years*	Lifetime*
Fund	1.14%	9.07%	6.23%	7.85%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.57	7.31	9.31
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	0.55	3.25	4.51	6.25
60%/40% S&P/Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.28	8.95	6.48	8.36

* Lifetime results are from August 1, 1989, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

American Funds Insurance Series / Prospectus     34

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	16 years	Partner – Capital World Investors
J. David Carpenter	3 years	Partner – Capital World Investors
David A. Daigle	7 years	Partner – Capital Fixed Income Investors
Jeffrey T. Lager	9 years	Partner – Capital World Investors
James R. Mulally	10 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

35     American Funds Insurance Series / Prospectus

Global Balanced Fund

Investment objectives

This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.66%
Distribution fees*	0.25
Other expenses*	0.31
Total annual fund operating expenses	1.22

* Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$124	$387	$670	$1,477

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal investment strategies

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among securities of companies domiciled in various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund’s investments in issuers domiciled outside the United States may include securities of issuers domiciled in developing countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. The fund will also normally invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     36

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing

37     American Funds Insurance Series / Prospectus

assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% MSCI ACWI/Barclays Index is a composite blend of 60% of the MSCI All Country World Index and 40% of the Barclays Global Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. The Lipper Flexible Portfolio Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

American Funds Insurance Series / Prospectus     38

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime*
Fund	–1.00%	3.83%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.36	4.59
Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–3.15	0.00
60%/40% MSCI ACWI/Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.47	2.92
Lipper Flexible Portfolio Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–2.53	4.44

* Lifetime results are from May 2, 2011, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the ..50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Hilda L. Applbaum	5 years	Partner – Capital World Investors
Mark A. Brett	5 years	Partner – Capital Fixed Income Investors
Paul Flynn	3 years	Partner – Capital World Investors
Joanna F. Jonsson	5 years	Partner – Capital World Investors
Robert H. Neithart	5 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

39     American Funds Insurance Series / Prospectus

Bond Fund

Investment objective

The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.36%
Distribution fees	0.25
Other expenses	0.27
Total annual fund operating expenses	0.88

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$90	$281	$488	$1,084

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 434% of the average value of its portfolio.

Principal investment strategies

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and

American Funds Insurance Series / Prospectus     40

competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

41     American Funds Insurance Series / Prospectus

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

American Funds Insurance Series / Prospectus     42

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years*	10 years*	Lifetime*
Fund	–0.08%	2.69%	3.08%	4.35%
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	0.55	3.25	4.51	5.34
Lipper Core Bond Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–0.07	3.15	4.04	4.81

* Lifetime results are from January 2, 1996, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David C. Barclay	18 years	Partner – Capital Fixed Income Investors
David A. Hoag	9 years	Partner – Capital Fixed Income Investors
Thomas H. Høgh	9 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

43     American Funds Insurance Series / Prospectus

Global Bond Fund

Investment objective

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.53%
Distribution fees	0.25
Other expenses	0.29
Total annual fund operating expenses	1.07

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$109	$340	$590	$1,306

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Principal investment strategies

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Normally, the fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 35% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

American Funds Insurance Series / Prospectus     44

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

45     American Funds Insurance Series / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Income Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

American Funds Insurance Series / Prospectus     46

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years*	Lifetime*
Fund	–4.27%	0.86%	3.54%
Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–3.15	0.90	3.53
Lipper Global Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–2.90	1.96	3.92

* Lifetime results are from October 4, 2006, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark A. Brett	1 year	Partner – Capital Fixed Income Investors
David A. Daigle	1 year	Partner – Capital Fixed Income Investors
Thomas H. Høgh	10 years	Partner – Capital Fixed Income Investors
Robert H. Neithart	3 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

47     American Funds Insurance Series / Prospectus

High-Income Bond Fund

Investment objectives

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.46%
Distribution fees	0.25
Other expenses	0.27
Total annual fund operating expenses	0.98

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$100	$312	$542	$1,201

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds” and may be represented by other investment instruments, including derivatives.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     48

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

49     American Funds Insurance Series / Prospectus

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper High Yield Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years*	10 years*	Lifetime*
Fund	–7.42%	2.72%	4.43%	8.14%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–4.43	5.03	6.95	N/A
Lipper High Yield Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–4.86	4.45	5.51	7.22

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David C. Barclay	23 years	Partner – Capital Fixed Income Investors
Thomas H. Chow	1 year	Vice President – Capital Fixed Income Investors
David A. Daigle	7 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     50

Mortgage Fund

Investment objective

The fund’s investment objective is to provide current income and preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.42%
Distribution fees*	0.25
Other expenses*	0.30
Total annual fund operating expenses	0.97

* Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$99	$309	$536	$1,190

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 1103% of the average value of its portfolio.

Principal investment strategies

Normally, at least 80% of the fund’s assets is invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced contracts and mortgage dollar rolls). The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest in debt issued by federal agencies.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

51     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

American Funds Insurance Series / Prospectus     52

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper GNMA Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime*
Fund	1.62%	2.49%
Barclays U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.51	2.81
Lipper Intermediate U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.57	2.03
Lipper GNMA Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.65	2.15

* Lifetime results are from May 2, 2011, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the ..50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

53     American Funds Insurance Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	2 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	5 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     54

Ultra-Short Bond Fund

Investment objective

The investment objective of the fund is to provide you with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.32%
Distribution fees	0.25
Other expenses	0.28
Total annual fund operating expenses	0.85

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$87	$271	$471	$1,049

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund was a cash management fund and was not required to disclose its portfolio turnover rate.

Principal investment strategies

Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

55     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     56

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Ultra Short Obligation Funds Average and the Lipper Money Market Funds Average include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years*	10 years*	Lifetime*
Fund	–0.71%	–0.58%	0.61%	3.20%
Barclays Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	0.26	0.28	1.74	N/A
Lipper Ultra Short Obligation Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.13	0.66	1.82	N/A
Lipper Money Market Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.01	0.01	1.12	N/A

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

57     American Funds Insurance Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Portfolio manager The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
James R. Mulally	Less than 1 year (since the fund's conversion)	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     58

U.S. Government/AAA-Rated Securities Fund

Investment objective

The fund’s investment objective is to provide a high level of current income consistent with preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.34%
Distribution fees	0.25
Other expenses	0.26
Total annual fund operating expenses	0.85

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$87	$271	$471	$1,049

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 901% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The fund may also invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

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The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses

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than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years*	10 years*	Lifetime*
Fund	1.29%	2.37%	3.64%	5.64%
Barclays U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.13	2.83	4.35	6.67
Lipper General U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–0.05	2.42	3.52	5.63
Consumer Price Index (CPI)	0.73	1.53	1.86	2.61

* Lifetime results are from December 2, 1985, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

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Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	1 year	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	6 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon	1 year	Vice President – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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Investment objectives, strategies and risks

Global Growth Fund

The fund’s investment objective is to provide you with long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

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Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Global Small Capitalization Fund

The fund’s investment objective is to provide you with long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days’ written notice to shareholders. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

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Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Small-/Mid-Cap Funds Average is composed of funds that invest at least 75% of their equity assets in companies both inside and outside of the United States with market capitalizations (on a three-year weighted basis) below Lipper’s global large-cap floor. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Growth Fund

The fund’s investment objective is to provide you with growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

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Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth Funds Index is an equally weighted index of growth funds, as defined by each fund’s related prospectus. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes. The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in both Lipper indexes include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.
International Fund

The fund’s investment objective is to provide you with long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on

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various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments..

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

67     American Funds Insurance Series / Prospectus

Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

New World Fund

The fund’s investment objective is long-term capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets.

Additionally, the fund may invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Bangladesh, Brazil, Bulgaria, Chile, China, Colombia, Côte d’Ivoire, Croatia, Cyprus, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Greece, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Macau, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

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Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

69     American Funds Insurance Series / Prospectus

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. Results for both indexes reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. These indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Blue Chip Income and Growth Fund

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

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In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Global Growth and Income Fund

The fund’s investment objective is to provide you with long-term growth of capital while providing current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of well established companies around the world, which the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

71     American Funds Insurance Series / Prospectus

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Growth-Income Fund

The fund’s investment objectives are to achieve long-term growth of capital and income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. The fund is designed for investors seeking both capital appreciation and income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

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Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

International Growth and Income Fund

The fund’s investment objective is to provide you with long-term growth of capital while providing current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may

73     American Funds Insurance Series / Prospectus

determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Capital Income Builder

The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States, including developing countries.

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities, including preferred stocks and convertible preferred stocks). Generally, the fund may invest in common stocks of companies with a broad range of capitalizations. In addition, the fund may invest in bonds and other debt securities of any maturity or duration, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund’s debt obligations will consist primarily of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may invest to a limited extent in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an

75     American Funds Insurance Series / Prospectus

evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 70%/30% MSCI ACWI/Barclays Index blends the MSCI ACWI with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 70% and 30%, respectively. This assumes the blend is rebalanced monthly. The Lipper Global Equity Income Funds Average is composed of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolios in dividend-paying equity securities of domestic and foreign corporations. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Asset Allocation Fund

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its

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investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2015, the fund was approximately 66% invested in equity securities, 24% invested in debt securities and 10% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

77     American Funds Insurance Series / Prospectus

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

American Funds Insurance Series / Prospectus     78

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% S&P/Barclays Index blends the S&P 500 Index with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

Global Balanced Fund

The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund will invest a significant portion of its assets in securities of issuers outside the United States, including issuers in developing countries.

In addition, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments under normal market conditions. Although the fund’s equity investments focus on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Normally, the fund will invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may also invest to a limited extent in lower quality, higher yielding debt securities, including those convertible into common stocks (rated Ba1 or below or BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

There are no restrictions on the maturity or duration of the bonds and other debt securities in the fund’s portfolio.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of

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securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

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Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Barclays Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% MSCI ACWI/Barclays Index blends the MSCI All Country World Index with the Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly. The Lipper Flexible Portfolio Funds Index is an equally weighted index of funds that allocate their investments to both domestic and foreign securities across traditional asset classes with a focus on total return. The traditional asset classes utilized are common stocks, bonds and money market instruments. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Bond Fund

The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term

81     American Funds Insurance Series / Prospectus

interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates. The fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the

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securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

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Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Core Bond Funds Average is composed of funds that invest at least 85% of their net assets in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Global Bond Fund

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Normally, the fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 35% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are

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consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates. The fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no

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assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

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Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Income Funds Index is an equally weighted index of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

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High-Income Bond Fund

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds” and may be represented by other investment instruments, including derivatives. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an

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evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

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Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. The Lipper High Yield Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Mortgage Fund

The fund’s investment objective is to provide current income and preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, at least 80% of the fund’s assets is invested in mortgage-related securities. These include, but are not limited to, mortgage-backed securities, other securities collateralized by mortgage loans, as well as contracts for future delivery of such securities (such as to-be-announced contracts and mortgage dollar rolls). This policy is subject to change only upon 60 days’ written notice to shareholders.

The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest a portion of its assets in securities rated in the Aa/AA and A rating categories (by NRSROs designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S.- dollar denominated. The fund may also invest in debt issued by federal agencies.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

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Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial

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margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Intermediate U.S. Government Funds Average is composed of funds that invest primarily in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Lipper GNMA Funds Average is composed of funds that invest primarily in Government National Mortgage Association securities. The results of the

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underlying funds in the averages include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Ultra-Short Bond Fund

The investment objective of the fund is to provide you with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities. The money market instruments in which the fund invests will generally be rated A-2 or better or P-2 or better by at least one Nationally Recognized Statistical Ratings Organization designated by the fund’s investment adviser. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit.

The fund maintains a dollar-weighted average portfolio maturity of 60 days or less. The average portfolio maturity of the fund is dollar-weighted based upon the market value of the fund’s securities at the time of calculation.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest. In practice, the fund is currently expected to enter only into repurchase agreements that are fully collateralized by cash or U.S. government securities.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund may also hold cash. The percentage of the fund’s holdings in cash varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold cash without limitation. The investment adviser may determine that it is appropriate to hold a substantial portion of the fund’s assets in cash in response to certain circumstances, such as periods of market turmoil. A larger amount of cash holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of cash holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral

93     American Funds Insurance Series / Prospectus

securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund's investment strategies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays Short-Term Government/Corporate Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturities from one up to (but not including) 12 months within either the government or corporate sector. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Ultra Short Obligation Funds Average is composed of funds that invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Lipper Money Market Funds Average is composed of funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. These funds intend to keep constant net asset value. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

U.S. Government/AAA-Rated Securities Fund

The fund’s investment objective is to provide a high level of current income consistent with preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to

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be of equivalent quality by the fund’s investment adviser. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The fund may also invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities

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and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the

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individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

High portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s performance.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays U.S. Government/Mortgage-Backed Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

97     American Funds Insurance Series / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2015.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition to the portfolio managers below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed-income portfolio managers are informed by the investment themes discussed by the group.

American Funds Insurance Series / Prospectus     98

The primary individual portfolio managers for each of the funds are:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Vice Chairman of the Board	Partner – Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years
Alan N. Berro President	Partner – Capital World Investors Investment professional for 30 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 16 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 29 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 17 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years International Growth and Income Fund — 8 years
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 19 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 29 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 5 years
David C. Barclay	Partner – Capital Fixed Income Investors Investment professional for 35 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 18 years High-Income Bond Fund — 23 years
L. Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 7 years
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 16 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Capital Income Builder — 2 years Mortgage Fund — 2 years U.S. Government/AAA-Rated Securities Fund — 1 year
Mark A. Brett	Partner – Capital Fixed Income Investors Investment professional for 37 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 5 years Global Bond Fund — 1 year
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years
J. David Carpenter	Partner – Capital World Investors Investment professional for 22 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 3 years
Thomas H. Chow	Vice President – Capital Fixed Income Investors Investment professional for 27 years in total; 1 year with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 1 year
Patrice Collette	Partner – Capital World Investors Investment professional for 22 years in total, 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 1 year (plus 14 years of prior experience as an investment analyst for the fund)

99     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
Asset Allocation Fund — 7 years
Global Bond Fund — 1 year
High-Income Bond Fund — 7 years (plus 9 years of prior experience as an investment analyst for the fund)
Isabelle de Wismes	Partner – Capital World Investors Investment professional for 32 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 4 years (plus 14 years of prior experience as an investment analyst for the fund)
Mark E. Denning	Partner – Capital Research Global Investors Investment professional for 34 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 18 years
Paul Flynn	Partner – Capital World Investors Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 3 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 13 years Growth-Income Fund — 10 years
Bradford F. Freer	Partner – Capital World Investors Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 2 years (plus 6 years of prior experience as an investment analyst for the fund)
Nicholas J. Grace	Partner – Capital World Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 4 years (plus 8 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — Less than 1 year
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 9 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 29 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 9 years Global Bond Fund — 10 years
Galen Hoskin	Partner – Capital World Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Growth Fund — 2 years (plus 14 years of prior experience as an investment analyst for the fund)
New World Fund — 10 years (plus 6 years of prior experience as an investment analyst for the fund)
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 43 years in total; 41 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 3 years Growth-Income Fund — 22 years (plus 5 years of prior experience as an investment analyst for the fund)
Gregory D. Johnson	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 9 years
Joanna F. Jonsson	Partner – Capital World Investors Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 5 years

American Funds Insurance Series / Prospectus     100

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Michael T. Kerr	Partner – Capital World Investors Investment professional for 33 years in total; 31 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 11 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years (plus 10 years of prior experience as an investment analyst for the fund)
Darcy Kopcho	Partner – Capital International Investors Investment professional for 36 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Lawrence Kymisis	Partner – Capital Research Global Investors Investment professional for 21 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 4 years
Harold H. La	Partner – Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 8 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital World Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 9 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 34 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 9 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 8 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 24 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Mortgage Fund — 5 years U.S. Government/AAA-Rated Securities Fund — 6 years
Ronald B. Morrow	Partner – Capital World Investors Investment professional for 48 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 13 years (plus 5 years of prior experience as an investment analyst for the fund)
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 40 years in total; 36 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 10 years Ultra-Short Bond Fund — Less than 1 year (since the fund's conversion)
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 29 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
New World Fund — 4 years (plus 2 years of prior experience as an investment analyst for the fund)
Global Balanced Fund — 5 years
Global Bond Fund — 3 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 18 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 2 years (plus 9 years of prior experience as an investment analyst for the fund)
Andraz Razen	Partner – Capital World Investors Investment professional for 18 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 3 years (plus 3 years of prior experience as an investment analyst for the fund)

101     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 8 years
William L. Robbins	Partner – Capital International Investors Investment professional for 24 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 4 years (plus 12 years of prior experience as an investment analyst for the fund)
Martin Romo	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Growth Fund — Less than 1 year (plus 15 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 7 years (plus 1 year of prior experience as an investment analyst for the fund)
Theodore R. Samuels	Partner – Capital International Investors Investment professional for 37 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 7 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 4 years
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years
Ritchie Tuazon	Vice President – Capital Fixed Income Investors Investment professional for 16 years in total; 5 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 1 year
Alan J. Wilson	Partner – Capital World Investors Investment professional for 31 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years
Philip Winston	Partner – Capital International Investors Investment professional for 31 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the Series and other accounts they manage is in the statement of additional information.

American Funds Insurance Series / Prospectus     102

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund other than Ultra-Short Bond Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

103     American Funds Insurance Series / Prospectus

Valuing shares The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plan of distribution

The Series has adopted a plan of distribution or “12b-1 plan” for Class 4 shares. Under the plan, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class 4 shares. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover distribution expenses and/or the expenses of certain contract owner services. The 12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated in the prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series’ assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 4 shares.

Fund expenses

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates. In addition, the “Other expenses” items for Class 4 shares include fees for administrative services provided by the insurance companies that include Class 4 shares of any of the funds as underlying investments in their variable contracts. Each fund will pay an insurance administration fee of ..25% of Class 4 share assets to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Investment results

All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes

Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

American Funds Insurance Series / Prospectus     104

Financial highlights

The Financial Highlights table is intended to help you understand a fund’s results for the past five fiscal years. For Ultra-Short Bond Fund, the information for the periods provided is prior to the fund's conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1:
12/31/15	$27.48	$.25	$ 1.80	$ 2.05	$(.35)	$(2.79)	$(3.14)	$26.39	7.24%	$1,626.55%		.90%
12/31/14	30.11	.31[2]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558.55		1.08[2]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277.55		1.37
Class 2:
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817.80		.66
12/31/14	29.92	.24[2]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992.80		.85[2]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535.80		1.13
Class 4:
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91	1.05	.34
12/31/14	30.07	.07[2]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19	1.05	.26[2]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1	1.06	.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27[5,6]	—[7]	.02[5,6]	.04[5,6]
Global Small Capitalization Fund
Class 1:
12/31/15	$26.09	$ .04	$ .36	$ .40	$ —	$(2.08)	$(2.08)	$24.41	.50%	$1,706.73%		.15%
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795.74		.36
Class 2:
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603	1.00	.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450.99		.10
Class 4:
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34	1.23	(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12	1.24	(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4	1.24	(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80[5,6]	—[7]	.04[5,6]	.04[5,6]

105     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
12/31/15	$80.15	$.64	$ 5.08	$ 5.72	$ (.61)	$(17.24)	$(17.85)	$68.02	7.12%	$6,796.35%		.87%
12/31/14	78.54	.88[2]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118.35		1.12[2]
12/31/13	60.90	.64	17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003.35		.93
12/31/12	52.07	.63	8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116.35		1.10
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426.34		.81
Class 2:
12/31/15	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414.60		.62
12/31/14	77.94	.68[2]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413.60		.87[2]
12/31/13	60.45	.47	17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334.60		.68
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701.59		.55
Class 3:
12/31/15	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194.53		.69
12/31/14	78.62	.74[2]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208.53		.94[2]
12/31/13	60.97	.52	17.84	18.36	(.71)	—	(.71)	78.62	30.20	216.53		.75
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189.52		.62
Class 4:
12/31/15	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394.85		.42
12/31/14	78.32	.37[2]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24.85		.47[2]
12/31/13	60.90	.29	17.90	18.19	(.77)	—	(.77)	78.32	29.96	5.85		.40
12/31/12[3,4]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33[5,6]	—[7]	.02[5,6]	.05[5,6]
International Fund
Class 1:
12/31/15	$20.35	$ .29	$(1.03)	$ (.74)	$(.35)	$(1.18)	$(1.53)	$18.08	(4.25)%	$3,427.54%		1.41%
12/31/14	21.22	.30	(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282.54		1.43
12/31/13	17.68	.27	3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324.54		1.41
12/31/12	15.21	.30	2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618.54		1.81
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314.53		2.03
Class 2:
12/31/15	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978.79		1.17
12/31/14	21.15	.25	(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374.79		1.19
12/31/13	17.62	.22	3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916.79		1.15
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210.78		1.81
Class 3:
12/31/15	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32.72		1.24
12/31/14	21.24	.27	(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38.72		1.28
12/31/13	17.70	.23	3.59	3.82	(.28)	—	(.28)	21.24	21.67	46.72		1.22
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43.71		1.90
Class 4:
12/31/15	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04	.88
12/31/14	21.16	.07	(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18	1.04	.31
12/31/13	17.68	(.01)	3.79	3.78	(.30)	—	(.30)	21.16	21.48	2	1.04	(.07)
12/31/12[3,4]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98[5,6]	—[7]	.02[5,6]	.05[5,6]

American Funds Insurance Series / Prospectus     106

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
New World Fund
Class 1:
12/31/15	$20.72	$.19	$ (.71)	$ (.52)	$(.17)	$(1.16)	$(1.33)	$18.87	(2.96)%	$1,562.79%		.92%
12/31/14	25.08	.29[2]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433.78		1.23[2]
12/31/13	22.93	.34	2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388.78		1.45
12/31/12	19.65	.33	3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140.79		1.54
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826.78		1.62
Class 2:
12/31/15	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04	.68
12/31/14	24.88	.24[2]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084	1.03	1.01[2]
12/31/13	22.75	.28	2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307	1.03	1.22
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378	1.04	1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350	1.03	1.37
Class 4:
12/31/15	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29	.39
12/31/14	24.99	.09[2]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64	1.28	.40[2]
12/31/13	22.93	.14	2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8	1.29	.56
12/31/12[3,4]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58[5,6]	—[7]	.04[5,6]	.04[5,6]
Blue Chip Income and Growth Fund
Class 1:
12/31/15	$14.69	$.31	$(.64)	$(.33)	$(.29)	$(1.45)	$(1.74)	$12.62	(2.72)%	$3,638.41%		2.23%
12/31/14	13.12	.46[2]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542.42		3.31[2]
12/31/13	10.05	.27	3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814.42		2.27
12/31/12	9.00	.24	1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357.43		2.41
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992.42		2.08
Class 2:
12/31/15	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228.66		1.97
12/31/14	13.02	.44[2]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722.67		3.14[2]
12/31/13	9.97	.23	3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755.67		2.03
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340.67		1.83
Class 4:
12/31/15	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32.91		1.75
12/31/14	13.12	.34[2]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9.92		2.33[2]
12/31/13	10.05	.18	3.15	3.33	(.26)	—	(.26)	13.12	33.27	—[7]	.86	1.39
12/31/12[3,4]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38[5,6]	—[7]	.02[5,6]	.10[5,6]

107     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Growth and Income Fund
Class 1:
12/31/15	$12.78	$.26	$(.40)	$(.14)	$(.29)	$ —	$(.29)	$12.35	(1.14)%	$ 293.64%		2.04%
12/31/14	12.53	.43[2]	.31	.74	(.49)	—	(.49)	12.78	6.00	200.63		3.34[2]
12/31/13	10.56	.39	2.00	2.39	(.42)	—	(.42)	12.53	22.81	206.62		3.35
12/31/12	9.20	.25	1.39	1.64	(.28)	—	(.28)	10.56	17.93	180.62		2.56
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161.61		2.86
Class 2:
12/31/15	12.75	.24	(.41)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479.89		1.84
12/31/14	12.51	.41[2]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685.88		3.22[2]
12/31/13	10.54	.36	2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822.87		3.09
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839.86		2.60
Class 4:
12/31/15	12.71	.19	(.39)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5	1.14	1.46
12/31/14	12.50	.30[2]	.37	.67	(.46)	—	(.46)	12.71	5.41	1	1.13	2.30[2]
12/31/13	10.55	.28	2.09	2.37	(.42)	—	(.42)	12.50	22.60	1	1.12	2.27
12/31/12[3,4]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27[5,6]	—[7]	.03[5,6]	.08[5,6]
Growth-Income Fund
Class 1:
12/31/15	$52.76	$.79	$ .37	$ 1.16	$(.75)	$(7.77)	$(8.52)	$45.40	1.72%	$10,747.29%		1.59%
12/31/14	50.72	.81	4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812.29		1.56
12/31/13	38.48	.66	12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857.29		1.49
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496.28		1.77
Class 2:
12/31/15	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895.54		1.34
12/31/14	50.40	.67	4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337.54		1.31
12/31/13	38.24	.55	12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980.54		1.25
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235.53		1.52
Class 3:
12/31/15	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161.47		1.41
12/31/14	50.77	.71	4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185.47		1.38
12/31/13	38.52	.58	12.32	12.90	(.65)	—	(.65)	50.77	33.58	193.47		1.32
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172.46		1.59
Class 4:
12/31/15	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410.79		1.25
12/31/14	50.56	.58	4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30.79		1.11
12/31/13	38.47	.45	12.33	12.78	(.69)	—	(.69)	50.56	33.32	3.79		.96
12/31/12[3,4]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02[5,6]	—[7]	.01[5,6]	.03[5,6]

American Funds Insurance Series / Prospectus     108

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
International Growth and Income Fund
Class 1:
12/31/15	$16.27	$.42	$(1.25)	$ (.83)	$(.38)	$(.34)	$(.72)	$14.72	(5.34)%	$707.68%		2.60%
12/31/14	17.48	.58[2]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740.68		3.32[2]
12/31/13	15.29	.44	2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696.69		2.63
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35.73		3.17
Class 2:
12/31/15	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254.93		2.32
12/31/14	17.43	.56[2]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248.93		3.21[2]
12/31/13	15.25	.38	2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257.94		2.28
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199.98		2.89
Class 4:
12/31/15	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32	1.18	2.02
12/31/14	17.45	.26[2]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20	1.18	1.52[2]
12/31/13	15.29	.03	2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1	1.19	.18
12/31/12[3,4]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62[5,6]	—[7]	.04[5,6]	.07[5,6]
Capital Income Builder
Class 1:
12/31/15	$ 9.81	$.28	$(.40)	$(.12)	$(.29)	$ —	$(.29)	$9.40	(1.23)%	$ 80.56%		2.88%
12/31/14[3,8]	10.00	.19	(.18)	.01	(.19)	(.01)	(.20)	9.81	.12[6]	20	.56[9]	2.87[9]
Class 2:
12/31/15	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[5]	—[7]	.46[5]	3.12[5]
12/31/14[3,8]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12[5,6]	—[7]	.47[5,9]	2.94[5,9]
Class 4:
12/31/15	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157	1.05	2.55
12/31/14[3,8]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[6]	55	1.06[9]	2.08[9]
Asset Allocation Fund
Class 1:
12/31/15	$22.23	$.40	$(.02)	$ .38	$(.40)	$(1.59)	$(1.99)	$20.62	1.64%	$10,913.29%		1.85%
12/31/14	22.49	.44	.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66	11,997.30		1.95
12/31/13	18.43	.35	4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515.31		1.71
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199.31		2.11
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932.31		2.25
Class 2:
12/31/15	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008.54		1.60
12/31/14	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494.55		1.69
12/31/13	18.31	.30	4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760.56		1.47
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151.56		1.99
Class 3:
12/31/15	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36.47		1.67
12/31/14	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40.48		1.76
12/31/13	18.45	.32	4.06	4.38	(.32)	—	(.32)	22.51	23.81	42.49		1.54
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38.49		2.05
Class 4:
12/31/15	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414.79		1.45
12/31/14	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32.80		1.55
12/31/13	18.43	.27	4.12	4.39	(.36)	—	(.36)	22.46	23.89	1.79		1.22
12/31/12[3,4]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17[5,6]	—[7]	.01[5,6]	.08[5,6]

109     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Balanced Fund
Class 1:
12/31/15	$11.11	$.20	$(.28)	$(.08)	$(.14)	$(.15)	$(.29)	$10.74	(.69)%	$47.72%		1.80%
12/31/14	11.37	.25[2]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37.71		2.14[2]
12/31/13	10.34	.22	1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36.70		2.05
12/31/12	9.35	.20	.98	1.18	(.19)	—	(.19)	10.34	12.58	32.72		2.00
12/31/11[3,10]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)[6]	28	.69[9]	1.99[9]
Class 2:
12/31/15	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171.97		1.60
12/31/14	11.35	.22[2]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179.96		1.88[2]
12/31/13	10.33	.20	1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156.95		1.79
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119.97		1.76
12/31/11[3,10]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)[6]	72	.94[9]	1.45[9]
Class 4:
12/31/15	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1	1.34	.58
12/31/14	11.35	.24[2]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88[5]	—[7]	.67[5]	2.07[2,5]
12/31/13	10.33	.22	1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49[5]	—[7]	.71[5]	1.98[5]
12/31/12[3,4]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40[5,6]	—[7]	.03[5,6]	.05[5,6]
Bond Fund
Class 1:
12/31/15	$11.08	$.22	$(.17)	$ .05	$(.21)	$(.22)	$(.43)	$10.70	.45%	$5,731.38%		1.95%
12/31/14	10.73	.23	.37	.60	(.25)	—[11]	(.25)	11.08	5.59	4,977.39		2.03
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354.38		2.89
Class 2:
12/31/15	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135.63		1.69
12/31/14	10.61	.20	.36	.56	(.22)	—[11]	(.22)	10.95	5.28	4,565.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984.63		2.64
Class 4:
12/31/15	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59.88		1.47
12/31/14	10.69	.16	.39	.55	(.23)	—[11]	(.23)	11.01	5.15	29.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3.89		1.58
12/31/12[3,4]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5,6]	—[7]	.02[5,6]	.10[5,6]

American Funds Insurance Series / Prospectus     110

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Bond Fund
Class 1:
12/31/15	$11.77	$.27	$(.71)	$(.44)	$(.01)	$(.31)	$(.32)	$11.01	(3.75)%	$1,032.57%		2.34%
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619.56		2.97
Class 2:
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208.82		2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639.81		2.75
Class 4:
12/31/15	11.70	.21	(.71)	(.50)	—[11]	(.31)	(.31)	10.89	(4.27)	6	1.07	1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4	1.09	1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—[7]	.79	2.25
12/31/12[3,4]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5,6]	—[7]	.02[5,6]	.11[5,6]
High-Income Bond Fund
Class 1:
12/31/15	$10.54	$.64	$(1.36)	$(.72)	$(.63)	$ —	$(.63)	$ 9.19	(6.94)%	$1,017.48%		6.12%
12/31/14	11.13	.67	(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017.48		5.90
12/31/13	11.16	.75	.01	.76	(.79)	—	(.79)	11.13	6.89	856.48		6.54
12/31/12	10.54	.81	.64	1.45	(.83)	—	(.83)	11.16	13.90	894.48		7.25
12/31/11	11.20	.88	(.64)	.24	(.90)	—	(.90)	10.54	2.18	787.47		7.70
Class 2:
12/31/15	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765.73		5.85
12/31/14	10.99	.63	(.57)	.06	(.64)	—	(.64)	10.41	.63	929.73		5.67
12/31/13	11.03	.71	.01	.72	(.76)	—	(.76)	10.99	6.60	1,061.73		6.29
12/31/12	10.42	.78	.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135.73		7.00
12/31/11	11.08	.84	(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064.72		7.44
Class 3:
12/31/15	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12.66		5.91
12/31/14	11.16	.65	(.59)	.06	(.65)	—	(.65)	10.57	.59	16.66		5.74
12/31/13	11.18	.73	.02	.75	(.77)	—	(.77)	11.16	6.77	19.66		6.36
12/31/12	10.56	.80	.63	1.43	(.81)	—	(.81)	11.18	13.67	21.66		7.07
12/31/11	11.22	.86	(.64)	.22	(.88)	—	(.88)	10.56	1.97	21.65		7.51
Class 4:
12/31/15	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1.98		5.51
12/31/14	11.12	.63	(.59)	.04	(.11)	—	(.11)	11.05	.35	—[7]	.98	5.49
12/31/13	11.16	.67	.08	.75	(.79)	—	(.79)	11.12	6.81	—[7]	.93	5.82
12/31/12[3,4]	11.80	.04	—[11]	.04	(.68)	—	(.68)	11.16	.34[5,6]	—[7]	.02[5,6]	.35[5,6]
111     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Mortgage Fund
Class 1:
12/31/15	$10.70	$ .10	$ .13	$ .23	$(.18)	$(.14)	$(.32)	$10.61	2.09%		$272.45%	.89%
12/31/14	10.23	.12	.45	.57	(.10)	—	(.10)	10.70	5.54		292.45	1.12
12/31/13	10.47	.04	(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)		198.44	.35
12/31/12	10.37	.01	.25	.26	(.06)	(.10)	(.16)	10.47	2.57		87.45	.08
12/31/11[3,10]	10.00	—[11]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55	.42[9]	.04[9]
Class 2:
12/31/15	10.68	.07	.13	.20	(.15)	(.14)	(.29)	10.59	1.86		59.70	.65
12/31/14	10.22	.10	.44	.54	(.08)	—	(.08)	10.68	5.23		52.70	.91
12/31/13	10.46	—[11]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)		49.69	(.02)
12/31/12	10.36	(.02)	.26	.24	(.04)	(.10)	(.14)	10.46	2.38		49.70	(.16)
12/31/11[3,10]	10.00	(.02)	.48	.46	—[11]	(.10)	(.10)	10.36	4.60	22	.67[9]	(.25)[9]
Class 4:
12/31/15	10.65	.04	.14	.18	(.17)	(.14)	(.31)	10.52	1.62		11.97	.37
12/31/14	10.23	.05	.46	.51	(.09)	—	(.09)	10.65	4.98		1.94	.47
12/31/13	10.47	.02	(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[5]	—[7]	.38[5]	.23[5]
12/31/12[3,4]	10.60	—[11]	.01	.01	(.06)	(.08)	(.14)	10.47	.09[5,6]	—[7]	.02[5,6]	.04[5,6]
U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/15	$12.40	$.13	$ .09	$ .22	$(.21)	$(.10)	$(.31)	$12.31	1.93%		$1,426.35%	1.02%
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24		1,723.35	1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)		1,584.35	.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22		1,809.34	.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85		1,785.34	1.83
Class 2:
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59		1,579.60	.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01		1,717.60	1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)		1,801.60	.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91		1,995.59	.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58		2,002.59	1.59
Class 3:
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64		11.53	.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11		13.53	1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)		14.53	.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02		20.52	.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56		24.52	1.65
Class 4:
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29		46.85	.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76		21.85	.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—[7]	.84	.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5,6]	—[7]	.02[5,6]	.05[5,6]

American Funds Insurance Series / Prospectus     112

		Loss from investment operations[1]
	Net asset value, beginning of period	Net investment loss	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net loss to average net assets
Cash Management Fund
Class 1:
12/31/15	$11.28	$(.03)	$ .01	$(.02)	$11.26	(.18)%	$ 39.34%		(.24)%
12/31/14	11.31	(.03)	—	(.03)	11.28	(.27)	49.34		(.26)
12/31/13	11.34	(.03)	—[11]	(.03)	11.31	(.27)	57.34		(.24)
12/31/12	11.36	(.03)	.01	(.02)	11.34	(.18)	66.34		(.22)
12/31/11	11.39	(.02)	(.01)	(.03)	11.36	(.26)	75.33		(.21)
Class 2:
12/31/15	11.06	(.05)	—[11]	(.05)	11.01	(.45)	302.59		(.49)
12/31/14	11.12	(.06)	—	(.06)	11.06	(.54)	331.59		(.51)
12/31/13	11.17	(.05)	—[11]	(.05)	11.12	(.45)	395.59		(.49)
12/31/12	11.22	(.05)	—[11]	(.05)	11.17	(.45)	459.59		(.47)
12/31/11	11.28	(.05)	(.01)	(.06)	11.22	(.53)	530.58		(.47)
Class 3:
12/31/15	11.16	(.05)	—[11]	(.05)	11.11	(.45)	6.52		(.42)
12/31/14	11.21	(.05)	—	(.05)	11.16	(.45)	8.52		(.44)
12/31/13	11.26	(.05)	—[11]	(.05)	11.21	(.44)	8.52		(.42)
12/31/12	11.30	(.05)	.01	(.04)	11.26	(.35)	11.52		(.40)
12/31/11	11.34	(.04)	—[11]	(.04)	11.30	(.35)	12.51		(.40)
Class 4:
12/31/15	11.25	(.08)	—[11]	(.08)	11.17	(.71)	16.85		(.74)
12/31/14	11.30	(.09)	.04	(.05)	11.25	(.44)	7.84		(.77)
12/31/13	11.34	(.04)	—[11]	(.04)	11.30	(.35)[5]	—[7]	.37[5]	(.32)[5]
12/31/12[3,4]	11.34	—[11]	—[11]	—[11]	11.34	.00[5,6]	—[7]	.02[5,6]	(.01)[5,6]

113     American Funds Insurance Series / Prospectus

	Period ended December 31
Portfolio turnover rate for all share classes including mortgage dollar roll transactions	2015	2014	2013	2012	2011
Global Growth Fund	29%	22%	39%	22%	28%
Global Small Capitalization Fund	36	28	36	40	44
Growth Fund	20	29	19	21	19
International Fund	37	18	21	29	24
New World Fund	39	36	43	32	22
Blue Chip Income and Growth Fund	26	37	30	36	27
Global Growth and Income Fund	37	28	31	30	25
Growth-Income Fund	25	25	19	25	22
International Growth and Income Fund	35	34	34	31	48
Capital Income Builder	128	35[6,8]
Asset Allocation Fund	76	88	74	61	43
Global Balanced Fund	76	73	81	80	34[6,10]
Bond Fund	434	365	354	253	163
Global Bond Fund	159	200	213	160	101
High-Income Bond Fund	66	54	64	48	51
Mortgage Fund	1103	790	715	444	480[6,10]
U.S. Government/AAA-Rated Securities Fund	901	387	621	447	234
Cash Management Fund	—	—	—	—	—

	Period ended December 31
Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions	2015	2014	2013	2012	2011
Capital Income Builder	38%	24%[6,8]	Not available
Asset Allocation Fund	28	42
Global Balanced Fund	36	40
Bond Fund	141	121
Global Bond Fund	88	134
Mortgage Fund	138	108
U.S. Government/AAA-Rated Securities Fund	352	88

1 Based on average shares outstanding.

2 For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

3 Based on operations for the period shown and, accordingly, is not representative of a full year.

4 Class 4 shares were offered beginning December 14, 2012.

5 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

6 Not annualized.

7 Amount less than $1 million.

8 For the period May 1, 2014, commencement of operations, through December 31, 2014.

9 Annualized.

10 For the period May 2, 2011, commencement of operations, through December 31, 2011.

11 Amount less than $.01.

American Funds Insurance Series / Prospectus     114

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA4PRX-998-0516P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Corporate Bond Fund Prospectus Class 1 shares Class 2 shares Class 4 shares May 1, 2016

Investment objective 1

Fees and expenses of the fund 1

Principal investment strategies 1

Principal risks 2

Investment results 3

Management 3

Tax information 3

Payments to broker-dealers and other financial intermediaries 3

Investment objective, strategies and risks 4 Management and organization 6 Purchases and redemptions of shares 7 Plans of distribution 8 Fund expenses 8 Distributions and taxes 8

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objective

The fund’s investment objective is to provide, over the long term, a high level of total return largely comprised of current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1	Class 2	Class 4
Management fee	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees*	N/A	0.25	0.25
Other expenses*	0.03	0.03	0.28
Total annual fund operating expenses	0.49	0.74	0.99

* Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$ 50	$157	$274	$ 616
Class 2	76	237	411	918
Class 4	101	315	547	1,213

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results.

Principal investment strategies

The fund seeks to provide, over the long term, a high level of total return largely comprised of current income by investing primarily in investment-grade corporate debt securities. Normally, at least 80% of the fund’s assets will be invested in corporate debt securities. The fund will also normally invest at least 90% of its assets in debt securities with quality ratings of Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government, as well as debt issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, without regard to the quality rating assigned to the U.S. government by a NRSRO. The fund invests in debt securities with a wide range of maturities.

The fund may also invest significantly in debt securities issued by companies domiciled outside the U.S., including issuers domiciled in developing countries. All securities held by the fund will be denominated in U.S. dollars.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

1     American Funds Insurance Series - Corporate Bond Fund / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series - Corporate Bond Fund / Prospectus     2

Investment results

Because the fund has not yet begun investment operations, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Andrew F. Barth	3 years	Partner – Capital Fixed Income Investors
David S. Lee	3 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

3     American Funds Insurance Series - Corporate Bond Fund / Prospectus

Investment objective, strategies and risks

The fund’s investment objective is to provide, over the long term, a high level of total return largely comprised of current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, at least 80% of the fund’s assets will be invested in corporate debt securities. The fund will also normally invest at least 90% of its assets in debt securities with quality ratings of Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government, as well as debt issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, without regard to the quality rating assigned to the U.S. government by a NRSRO. The fund invests in debt securities with a wide range of maturities.

The fund may also invest significantly in debt securities issued by companies domiciled outside the U.S., including issuers domiciled in developing countries. All securities held by the fund will be denominated in U.S. dollars.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

American Funds Insurance Series - Corporate Bond Fund / Prospectus     4

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

5     American Funds Insurance Series - Corporate Bond Fund / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The estimated total management fee to be paid by the fund for the current fiscal year, expressed as a percentage of average net assets, appears in the Annual Fund Operating Expenses table for the fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2015.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization.

Portfolio holdings A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition to the portfolio managers below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

The primary individual portfolio managers for the fund are:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Andrew F. Barth	Partner – Capital Fixed Income Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Corporate Bond Fund — 3 years
David S. Lee	Partner – Capital Fixed Income Investors Investment professional for 16 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Corporate Bond Fund — 3 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the Series and other accounts they manage is in the statement of additional information.

American Funds Insurance Series - Corporate Bond Fund / Prospectus     6

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund other than Ultra-Short Bond Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

7     American Funds Insurance Series - Corporate Bond Fund / Prospectus

Valuing shares The net asset value of each share class of a fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share prices would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making fair value determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the fund’s portfolio that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Shares of the fund will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plans of distribution

The Series has not adopted (and does not presently intend to adopt) a plan of distribution or “12b-1 plan” for Class 1 shares.

However, the Series has adopted plans of distribution or “12b-1 plans” for Class 2 and Class 4 shares. Under the plans, the Series may finance activities primarily intended to sell shares provided the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class 2 and Class 4 shares. Amounts paid under the 12b-1 plan would be used by insurance company contract issuers to cover distribution expenses and/or the expenses of certain contract owner services.

Fund expenses

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table in this prospectus.

The “Other expenses” item in the Annual Fund Operating Expenses table in this prospectus are based on expenses as of the fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates.

Distributions and taxes

The fund intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

American Funds Insurance Series - Corporate Bond Fund / Prospectus     8

Notes

9     American Funds Insurance Series - Corporate Bond Fund / Prospectus

Notes

American Funds Insurance Series - Corporate Bond Fund / Prospectus     10

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA8PRX-084-0516P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series®

Part B
Statement of Additional Information

May 1, 2016

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”) dated May 1, 2016 for the funds listed below. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. You may obtain a prospectus from your financial adviser, by calling American Funds Service Company® at (800) 421-4225 or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Class 1, Class 2 and Class 4 shares of:	Class 3 shares of:

Global Growth Fund

Global Small Capitalization Fund

Growth Fund

International Fund

New World Fund®

Blue Chip Income and Growth Fund

Global Growth and Income Fund

Growth-Income Fund

International Growth and Income Fund

Capital Income Builder®

Asset Allocation Fund

Global Balanced Fund

Bond Fund

Corporate Bond Fund

Global Bond Fund

High-Income Bond Fund

Mortgage Fund

Ultra-Short Bond Fund

U.S. Government/AAA-Rated Securities Fund

Growth Fund International Fund Growth-Income Fund Asset Allocation Fund High-Income Bond Fund Ultra-Short Bond Fund U.S. Government/AAA-Rated Securities Fund

American Funds Insurance Series — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the funds’ investment limitations.

Global Growth Fund

General

· The fund invests at least 65% of its assets in common stocks.

Investing outside the U.S.

· Under normal market conditions, the fund invests at least 40% of its net assets in issuers domiciled outside the United States. If market conditions are not deemed favorable by the fund’s investment adviser, the fund will invest at least 30% of its net assets in issuers domiciled outside the United States.

·  In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Global Small Capitalization Fund

Equity securities

· Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

American Funds Insurance Series — Page 2

Investing outside the U.S.

· Under normal market conditions, the fund invests at least 40% of its assets in issuers domiciled outside the United States. If market conditions are not deemed favorable by the fund’s investment adviser, the fund will invest at least 30% of its net assets in issuers domiciled outside the United States.

·  In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Growth Fund

General

· The fund invests at least 65% of its assets in common stocks.

Investing outside the U.S.

· The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

·  In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

American Funds Insurance Series — Page 3

International Fund

General

· The fund invests at least 65% of its assets in common stocks of companies domiciled outside the United States.

Debt instruments

· The fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

New World Fund

General

· The fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

· Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries which have developing economies and/or markets.

Equity securities

· The fund may invest its assets in equity securities of any company, regardless of where it is based, if the adviser has determined that a significant portion of its assets or revenues (generally 20% or more) is attributable to developing countries.

American Funds Insurance Series — Page 4

Debt instruments

· The fund may invest up to 25% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.

· The fund may invest up to 25% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

·  In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Blue Chip Income and Growth Fund

General

· The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Equity securities

· The fund primarily invests in common stocks of larger U.S.-based companies (those with market capitalizations above $4.0 billion).

· The fund ordinarily invests at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).

· The fund ordinarily invests at least 90% of equity assets in the stock of companies that pay regular dividends.

· The fund ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

· The fund will not invest in private placements of stock of companies.

· The fund invests, under normal market conditions, at least 90% of its assets in equity securities.

American Funds Insurance Series — Page 5

Investing outside the U.S.

· The fund may invest up to 10% of assets in equity securities of larger non-U.S. companies so long as they are listed or traded in the United States.

·  In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Global Growth and Income Fund

General

· The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

Investing outside the U.S.

· Under normal market conditions, the fund invests at least 40% of its net assets in issuers domiciled outside the United States. If market conditions are not deemed favorable by the fund’s investment adviser, the fund will invest at least 30% of its net assets in issuers domiciled outside the United States.

· For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States. Securities denominated in U.S. dollars include American Depositary Receipts, certain European Depositary Receipts and Global Depositary Receipts.

·  In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

American Funds Insurance Series — Page 6

Growth-Income Fund

General

· The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Investing outside the U.S.

· The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

·  In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

International Growth and Income Fund

General

· The fund may invest up to 20% of its assets in securities of issuers domiciled in the United States. However, the fund has no current intention of investing more than 10% of its assets in securities of issuers domiciled in the United States (excluding cash equivalents of U.S. issuers) and issuers whose securities are primarily listed on U.S. securities exchanges. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States whose securities are primarily listed on exchanges outside the United States, and cash and cash equivalents (including cash equivalents issued by U.S. issuers). The fund may invest a portion of its assets in companies located in emerging and developing countries.

Investing outside the U.S.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

·  The fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

American Funds Insurance Series — Page 7

Capital Income Builder

Income producing securities

· The fund will invest at least 90% of its assets in income-producing securities.

Equity securities

· The fund will invest at least 50% of its assets in equity securities.

Debt instruments

· The fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by National Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

Investing outside the U.S.

· The fund may invest up to 50% of its assets in securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Asset Allocation Fund

General

·  Under normal market conditions, the fund generally invests 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments and cash.

Debt instruments

· Up to 25% of the fund’s debt assets may be invested in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

American Funds Insurance Series — Page 8

Investing outside the U.S.

· The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States.

· The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Global Balanced Fund

Equity securities

· The fund invests at least 45% of the value of its assets in equity investments.

Investing outside the U.S.

· Under normal market conditions, the fund invests at least 40% of its net assets in issuers domiciled outside the United States. If market conditions are not deemed favorable by the fund’s investment adviser, the fund will invest at least 30% of its net assets in issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund invests at least 30% of the value of its assets in debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The fund may also invest up to 5% of its assets in lower quality, higher yielding debt securities including those convertible into common stocks (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser).

American Funds Insurance Series — Page 9

Bond Fund

General

·  Normally, the fund invests at least 80% of its assets in bonds and other debt securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

· The fund may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

·  The fund may not purchase equity securities directly, other than certain convertible securities. The fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

Debt instruments

· For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

· The fund invests at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The fund invests at least 65% of its assets in debt securities (including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).

· The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

Investing outside the U.S.

· The fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.

·  In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

American Funds Insurance Series — Page 10

Corporate Bond Fund

Debt instruments

· Normally, the fund will invest at least 80% of its assets in corporate debt securities. For purposes of this limit, corporate debt securities include any corporate debt instrument, including, but not limited to, bank loans, covered bonds, hybrids (securities with equity and debt characteristics), certain preferred securities and commercial paper and other cash equivalents.

· The fund will invest at least 90% of its assets in debt securities, including money market instruments, cash and cash equivalents, rated Baa3 or better or BBB- or better by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser at time of purchase. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies. The fund may invest in debt securities guaranteed or sponsored by the U.S. government without regard to the quality rating assigned to the U.S. government by a NRSRO.

Investing outside the U.S.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Global Bond Fund

Debt instruments

·  Normally, the fund invests at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents and may include certain preferred securities). For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

· Normally, the fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

American Funds Insurance Series — Page 11

Investing outside the U.S.

· Under normal market conditions, the fund invests at least 40% of its net assets in issuers domiciled outside the United States. If market conditions are not deemed favorable by the fund’s investment adviser, the fund will invest at least 30% of its net assets in issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

High-Income Bond Fund

Debt instruments

·  Normally, the fund invests at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents, and may include certain preferred securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

· The fund invests at least 65% of its assets in debt securities rated Ba1 or below or BB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the lowest of these ratings, consistent with the fund's investment policies.

Equity and other securities

· The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

Investing outside the U.S.

·  In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Mortgage Fund

General

· Under normal market conditions, the fund invests at least 80% of its assets in mortgage-related securities, including, but not limited to, residential mortgage-backed securities and commercial mortgage-backed securities, federal agency debentures, contracts for future delivery of mortgage-related securities (such as to be announced (TBA) contracts and mortgage dollar rolls), and other securities collateralized by mortgage loans. Compliance with certain asset diversification requirements in the Internal Revenue Code applicable to insurance company separate accounts and their underlying funding vehicles may, at times, restrict the fund’s ability to invest at least 80% of its assets in mortgage-related securities.

American Funds Insurance Series — Page 12

· The fund invests at least 80% of its assets in mortgage-related securities that are sponsored or guaranteed by the U.S. government, including securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA category by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The fund may invest up to 5% of its assets in securities that are in the AA, Aa or A ratings category by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S. dollar denominated.

Investing outside the U.S.

· The fund may purchase obligations of corporations or governmental entities outside the United States, provided those obligations are U.S. dollar-denominated and highly liquid.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Ultra-Short Bond Fund

Debt instruments

·  Normally, the fund invests at least 80% of its assets in bonds and other debt securities. For purposes of this limit, debt securities include any debt instrument, including, but not limited to, commercial paper and other cash equivalents.

·  The money market instruments in which the fund invests, such as commercial paper, commercial bank obligations and ultra-short-term debt securities, will generally be rated A-2 or better or P-2 or better by at least one NRSRO designated by the fund’s investment adviser.

Maturity

· The fund may only purchase instruments having remaining maturities of 397 days or less.

· The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

· The fund maintains the dollar-weighted average life of its portfolio at 120 days or less.

· For purposes of determining the weighted average maturity (but not the weighted average life) of the fund’s portfolio, certain variable and floating rate obligations and put securities which may otherwise have stated or final maturities in excess of 397 days will be deemed to have remaining maturities equal to the period remaining until each next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security.

American Funds Insurance Series — Page 13

Liquidity

· The fund may not acquire illiquid securities (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund) if, immediately after the acquisition, the fund would have invested more than 15% of its total assets in illiquid securities.

Investing outside the U.S.

· The fund may purchase obligations of corporations or governmental entities outside the United States, provided those obligations are U.S. dollar-denominated and highly liquid.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

U.S. Government/AAA-Rated Securities Fund

General

·  Normally, the fund invests at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa or AAA by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

Investing outside the U.S.

· The fund may purchase obligations of corporations or governmental entities outside the United States, provided those obligations are U.S. dollar-denominated and highly liquid.

·  In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

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Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.” With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

Equity securities — Certain funds may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss. To the extent the fund invests in income-oriented, equity-type securities, income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Debt instruments — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

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Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the funds’ portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

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Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by a certain fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common

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stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible or contingent capital securities are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, where the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital levels below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of an issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Investing in smaller capitalization stocks — Certain funds may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of $4.0 billion and below at the time of purchase). Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The

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funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Investing in private companies — Certain funds may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — Certain funds may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact revenues. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

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Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to

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apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Investing through Stock Connect — The fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange (“SSE”) through the Shanghai-Hong Kong Stock Connect Program (“Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Stock Exchange of Hong Kong, the SSE and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Investors through Stock Connect are subject to PRC regulations and SSE listing rules, among others. These could include limitations on trading or suspension of trading. These regulations are relatively new, untested and subject to changes which could adversely impact the fund’s rights with respect to the securities. As Stock Connect is new there are no assurances that the necessary systems to run the program will function properly.

Stock Connect is subject to aggregate and daily quota limitations on purchases and the fund may experience delays in transacting via Stock Connect. Once the daily quota is reached, the remaining orders for that day are rejected. A-shares obtained on Stock Connect may only be sold, purchased or otherwise transferred through Stock Connect. Stock Connect only operates when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets for the corresponding settlement dates. The fund’s shares are held in an omnibus account and registered in nominee name. The fund may have additional risks relating to investments in China, for example,

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through purchases of H shares of Chinese companies listed on the Hong Kong Exchange or as a Qualified Foreign Institutional Investor (“QFII”) purchasing A shares in China. Please see the sections on risks relating to investing outside of the United States and risks of investing in emerging markets for further information.

Synthetic local access instruments — Participation notes, market access warrants and other similar structured products (collectively, “synthetic local access instruments”) are instruments used by investors to obtain exposure to equity investments in local markets, such as in China and Saudi Arabia, where direct ownership by foreign investors is not permitted or is otherwise restricted by local law. Synthetic local access instruments, which are generally structured and sold over-the-counter by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market, are designed to replicate exposure to one or more underlying equity securities. The price and performance of a synthetic local access instrument are normally intended to track the price and performance of the underlying equity assets as closely as possible. However, there can be no assurance that the results of synthetic local access instruments will replicate exactly the performance of the underlying securities due to transaction costs, taxes and other fees and expenses. The holder of a synthetic local access instrument may also be entitled to receive any dividends paid in connection with the underlying equity assets, but usually does not receive voting rights as it would if such holder directly owned the underlying assets.

Investments in synthetic local access instruments involve the same risks associated with a direct investment in the shares of the companies the instruments seek to replicate, including, in particular, the risks associated with investing outside the United States. Synthetic local access instruments also involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. For instance, synthetic local access instruments represent unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them. Consequently, a purchaser of a synthetic local access instrument relies on the creditworthiness of such a bank or broker-dealer counterparty and has no rights under the instrument against the issuer of the underlying equity securities. Additionally, there is no guarantee that a liquid market for a synthetic local access instrument will exist or that the issuer of the instrument will be willing to repurchase the instrument when an investor wishes to sell it.

Currency transactions — Certain funds may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). In addition, certain funds may enter into forward currency contracts to protect against changes in currency exchange rates. Certain funds may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, a fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that

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it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. In addition, a fund may use foreign currency contracts in order to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause a fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Forward commitment, when issued and delayed delivery transactions — Certain funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

Certain funds may enter into roll transactions, such as a mortgage dollar roll where a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), a fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and a fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase a fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated

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assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

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The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — Certain funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however,

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have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and rights — Warrants and rights may be acquired by certain funds in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed-income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide

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those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Certain funds may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Inflation linked bonds — Certain funds may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

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Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation linked securities. There can be no assurance, however, that the value of inflation linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Variable and floating rate obligations — The interest rates payable on certain securities in which certain of the funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that

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mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

4(2) commercial paper — The fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act. 4(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the 1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the fund’s board of trustees.

Restricted or illiquid securities — Certain funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if they cannot be sold in the ordinary course of business at approximately the price at which the fund values them. The determination of whether a holding is considered liquid or illiquid is made by the Series’ adviser under procedures adopted by the Series’ board. The Series’ adviser makes this determination based on factors it deems relevant, such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur significant additional costs in disposing of illiquid securities. If the fund holds more than 15% of its net assets in illiquid assets due to appreciation of illiquid securities, the depreciation of liquid securities or changes in market conditions, the fund will seek over time to increase its investments in liquid securities to the extent practicable.

Loan assignments and participations — Certain funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

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Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

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Reinsurance related notes and bonds — High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

Repurchase agreements — Ultra-Short Bond Fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which they could otherwise invest. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Maturity — There are no restrictions on the maturity compositions of the portfolios of certain funds. Certain funds invest in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Derivatives — In pursuing its investment objective, the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described above under “Currency transactions,” the fund may take positions in futures contracts, interest rate swaps and credit default swap indices, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty

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and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could be exposed to the risk of loss.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable regulatory requirements, the fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the fund’s portfolio. Because the fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the fund’s investments in such derivatives may also require the fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

Futures — The fund may enter into futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a

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futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount

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that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to

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exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, a fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices (“CDXs”). A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDX transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDX, like all other swap agreements, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any

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contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDX transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDX transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when the fund invests in a CDX as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDX is based, the investment could result in losses to the fund.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, the fund’s obligations under a CDX agreement will be accrued daily and, where applicable, offset against any amounts owing to the fund. In connection with CDX transactions in which the fund acts as protection buyer, the fund will segregate liquid assets, or enter into offsetting positions, with a value at least equal to the fund’s exposure (i.e., any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the fund acts as protection seller, the fund will segregate liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the fund has assets available to satisfy its obligations with respect to CDX transactions and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain this required margin, the fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

Equity-linked notes — A fund may purchase equity-linked notes to enhance the current income of its portfolio. Equity-linked notes are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities — usually a single stock, a stock index or a basket of stocks — and a related equity derivative, such as a put or call option, in a single note form. For example, an equity-linked note that refers to the stock of an issuer may be the economic equivalent of holding a position in that stock and simultaneously selling a call option on that stock with a strike price greater than the current stock price. The holder of the note would be exposed to decreases in the price of the equity to the same extent as if it held the equity directly. However, if the stock appreciated in value, the noteholder would only benefit from stock price increases up to the strike price (i.e., the point at which the holder of the call option would be expected to exercise its right to buy the underlying stock). Additionally, the terms of an equity-linked note may provide for periodic interest payments to holders at either a fixed or floating rate.

As described in the example above, the return on an equity-linked note is generally tied to the performance of the underlying reference security or securities. In addition to any interest payments made during the term of the note, at maturity, the noteholder usually receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the issuance, the maximum principal amount to be repaid on the equity-linked note may be capped. For example, in consideration for greater current income or yield, a noteholder may forego its participation in the capital appreciation of the underlying equity assets above a predetermined price limit. Alternatively, if the linked securities have depreciated in value, or if their price fluctuates outside of a preset range, the noteholder may receive only the principal amount of the note, or may lose the principal invested in the equity-linked note entirely.

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The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by the fund is similar to the risk involved in the purchase of the underlying linked securities. However, the value of an equity-linked note is also dependent on the individual credit of the issuer of the note, which, in the case of an unsecured note, will generally be a major financial institution, and, in the case of a collateralized note, will generally be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. An investment in an equity-linked note bears the risk that the issuer of the note will default or become bankrupt. In such an event, the fund may have difficulty being repaid, or may fail to be repaid, the principal amount of, or income from, its investment. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note. However, depending on the law of the jurisdictions in which an issuer is organized and in which the note is issued, in the event of default, the fund may incur substantial expenses in seeking recovery under an equity-linked note, and may have limited legal recourse in attempting to do so.

Equity-linked notes are often privately placed and may not be rated, in which case the fund will be more dependent than would otherwise be the case on the ability of the investment adviser to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying equity securities. The fund’s successful use of equity-linked notes will usually depend on the investment adviser’s ability to accurately forecast movements in the prices of the underlying securities. Should the prices of the underlying securities move in an unexpected manner, or should the structure of a note respond to market conditions differently than anticipated, the fund may not achieve the anticipated benefits of the investment in the equity-linked note, and the fund may realize losses, which could be significant and could include the fund’s entire principal investment in the note.

Equity-linked notes are generally designed for the over-the-counter institutional investment market, and the secondary market for equity-linked notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of the fund to accurately value and/or sell the equity-linked notes in its portfolio.

Diversification — Global Bond Fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a “diversified” investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such a diversification limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the United States, which are generally considered to be of higher credit quality than are securities of private issuers domiciled outside the United States. Accordingly, such a diversification limitation might increase the fund's investment risk. Although the fund is nondiversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the series has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a

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deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The series and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the series will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the series’ third-party service providers in the future, particularly as the series cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

* * * * * *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds’ objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

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A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio was replaced once per year. The following table sets forth the portfolio turnover rates for each fund for the fiscal years ended December 31, 2015 and 2014, and the portfolio turnover rates excluding mortgage dollar roll transactions for certain funds for the fiscal year ended December 31, 2015. See “Forward commitment, when issued and delayed delivery transactions” above for more information on mortgage dollar rolls.

	Fiscal year	Portfolio turnover rate	Portfolio turnover rate (excluding mortgage dollar roll transactions)
Global Growth Fund[1]	2015 2014	29% 22	N/A N/A
Global Small Capitalization Fund[1]	2015 2014	36 28	N/A N/A
Growth Fund[2]	2015 2014	20 29	N/A N/A
International Fund[1]	2015 2014	37 18	N/A N/A
New World Fund	2015 2014	39 36	N/A N/A
Blue Chip Income and Growth Fund[2]	2015 2014	26 37	N/A N/A
Global Growth and Income Fund[1]	2015 2014	37 28	N/A N/A
Growth-Income Fund	2015 2014	25 25	N/A N/A
International Growth and Income Fund	2015 2014	35 34	N/A N/A
Capital Income Builder[1]	2015 2014	128 35	38% —
Asset Allocation Fund	2015 2014	76 88	28 —
Global Balanced Fund	2015 2014	76 73	36 —
Bond Fund[1]	2015 2014	434 365	141 —
Global Bond Fund[2]	2015 2014	159 200	88 —

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	Fiscal year	Portfolio turnover rate	Portfolio turnover rate (excluding mortgage dollar roll transactions)
High-Income Bond Fund[1]	2015 2014	66 54	N/A N/A
Mortgage Fund[1]	2015 2014	1103 790	138 —
Ultra-Short Bond Fund[3]	2015 2014	N/A N/A	N/A N/A
U.S. Government/ AAA-Rated Securities Fund[1]	2015 2014	901 387	352 —

1 The increase in portfolio turnover was due to increased trading activity during the fiscal period.

2 The decrease in portfolio turnover was due to decreased trading activity during the fiscal period.

3 The information for the periods provided is prior to the fund’s conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Accordingly, the fund was not required to disclose its portfolio turnover rates for such periods.

See “Financial Highlights” in the prospectus for each fund’s annual portfolio turnover rates for each of the last five fiscal years.

Corporate Bond Fund has not yet begun investment operations, and therefore has not yet had portfolio turnover.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund. In managing a fund, a fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to each fund in the Series (please also see “Additional information about fundamental policies” below):

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, a fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time securities are purchased and thereafter. See "General information - Credit facility" in this statement of additional information for more information.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including derivatives, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations, money market instruments and repurchase agreements.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. Additionally, for purposes of fundamental policy 1f, Global Bond Fund considers the sovereign debt of each country as one separate industry.

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Management of the Series

Board of trustees and officers

Independent trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

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Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2009)	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 1947 Trustee (2010)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation Former director of Quiksilver, Inc. (until 2014)	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA
Leonard R. Fuller, 1946 Trustee (1999)	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None	· Former partner, public accounting firm · Financial management consulting · Service on advisory and trustee boards for municipal, educational and nonprofit organizations · MBA

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Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive) (2010)	Private investor	83	The Swiss Helvetia Fund, Inc. Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 1958 Trustee (2007)	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

Laurel B. Mitchell, PhD, 1955 Trustee (2010)	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None

· Professor at multiple universities

· Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

· Experience in corporate management and public accounting

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· PhD, accounting

· Formerly licensed as CPA

American Funds Insurance Series — Page 45

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Frank M. Sanchez, 1943 Trustee (2010)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None	· Senior academic leadership position · Corporate board experience · Service on advisory and trustee boards for charitable and nonprofit organizations · PhD, education administration and finance
Margaret Spellings, 1957 Trustee (2010)	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc. Former director of Apollo Education Group, Inc. (until 2013)

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, PhD, 1949 Trustee (2010)	President and University Professor, The University of Tulsa	80	None	· Senior academic leadership positions for multiple universities · Service on advisory and trustee boards for educational and nonprofit organizations · PhD, anthropology

American Funds Insurance Series — Page 46

Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the Series’ service providers also permit the interested trustees to make a significant contribution to the Series’ board.

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Donald D. O’Neal, 1960 Vice Chairman of the Board (1998)	Partner – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	31	None

Other officers5

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 1960 President (1998)	Partner – Capital World Investors, Capital Research and Management Company
Michael J. Downer, 1955 Executive Vice President (1991)	Director, Senior Vice President and Secretary, Capital Research and Management Company; Chairman of the Board, Capital Bank and Trust Company*
Abner D. Goldstine, 1929 Senior Vice President (1993)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
John H. Smet, 1956 Senior Vice President (1994)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Martin Jacobs, 1962 Vice President (2016)	Partner – Capital World Investors, Capital Research and Management Company
Carl M. Kawaja, 1964 Vice President (2008)	Partner – Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Director, Capital International Asset Management (Canada), Inc.*
Sung Lee, 1966 Vice President (2008)	Partner – Capital Research Global Investors, Capital International, Inc.*
Maria T. Manotok, 1974 Vice President (2012)	Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company
S. Keiko McKibben, 1969 Vice President (2010)	Partner – Capital Research Global Investors, Capital Research and Management Company
Renaud H. Samyn, 1974 Vice President (2010)	Partner – Capital Research Global Investors, Capital International, Inc.*

American Funds Insurance Series — Page 47

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Dylan Yolles, 1969 Vice President (2012)	Partner – Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer (2008)	Vice President - Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2015)	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer (2010)	Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2 Trustees and officers of the Series serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the funds within the meaning of the 1940 Act, on the basis of his or her affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.

5 All of the officers listed, with the exception of Martin Jacobs, S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

American Funds Insurance Series — Page 48

Fund shares owned by trustees as of December 31, 2015:

Name	Dollar range[1] of fund shares owned[3]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1] of independent trustees deferred compensation[4] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[4] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	None	Over $100,000	N/A5	$10,001 – $50,000
James G. Ellis	None	Over $100,000	N/A5	N/A
Leonard R. Fuller	None	$1 – $10,000	N/A5	Over $100,000
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Laurel B. Mitchell	None	Over $100,000	N/A5	$50,001 – $100,000
Frank M. Sanchez	None	$1 – $10,000	N/A5	N/A
Margaret Spellings	None	Over $100,000	N/A5	Over $100,000
Steadman Upham	None	Over $100,000	N/A5	Over $100,000

Name	Dollar range[1] of fund shares owned[2]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
Donald D. O’Neal	None	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2015, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.

4 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

5 The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

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Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the Series” section in this statement of additional information, all other officers and trustees of the Series are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual fee, which ranges from $25,197 to $51,126, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2015:

‘Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault[2]	$106,307	$385,375
James G. Ellis	105,947	384,375
Leonard R. Fuller[2]	109,850	381,875
R. Clark Hooper	109,967	485,275
Merit E. Janow	95,053	355,375
Laurel B. Mitchell[2]	126,719	298,500
Frank M. Sanchez	122,762	287,500
Margaret Spellings[2]	88,052	364,375
Steadman Upham[2]	104,255	352,375

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2015 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the end of the 2015 fiscal year for participating trustees is as follows: William H. Baribault ($62,277), Leonard R. Fuller ($185,318), Laurel B. Mitchell ($58,081), Margaret Spellings ($101,137) and Steadman Upham ($456,859). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

American Funds Insurance Series — Page 50

Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the Series’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in the proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has Class 1, Class 2 and Class 4 shares. In addition, Growth Fund, International Fund, Growth-Income Fund, Asset Allocation Fund, High-Income Bond Fund, Ultra-Short Bond Fund and U.S. Government/AAA-Rated Securities Fund have Class 3 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class 2, Class 3 and Class 4 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of Class 2, Class 3 and Class 4 shares. Class 4 shareholders have exclusive voting rights with respect to their Insurance Administrative Services Plan. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws, as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

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Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent counsel to the trustees and the fund.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the Series’ operations, including the processes and associated risks relating to the funds’ investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the funds’ investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of Leonard R. Fuller, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2015 fiscal year.

The Series has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2015 fiscal year.

The Series has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow and Margaret Spellings. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of

American Funds Insurance Series — Page 52

qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held three meetings during the 2015 fiscal year.

The independent board members of the Series have oversight responsibility for the Series and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of each series in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the funds’ assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the funds’ investment objectives. Each committee reports to the full board of the Series.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds and other American Funds. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

In addition to our proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder

American Funds Insurance Series — Page 53

Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the Joint Proxy Committee of the American Funds (“JPC”), as appropriate.

The JPC is composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters. Members of the JPC also may be called upon to resolve voting conflicts involving funds co-managed by the investment adviser’s equity investment divisions and vote proxies when necessary as a result of regulatory requirements (see below for more information).

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with the American Funds organization, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

In cases where a fund is co-managed and a portfolio company is held by more than one of the investment adviser’s equity investment divisions, voting ties are resolved by one of the following methods. First, for those funds that have delegated tie-breaking authority to the investment adviser, the outcome will be determined by the equity investment division or divisions with the larger position in the portfolio company as of the record date for the shareholder meeting. For the remaining funds, members of the JPC representing those funds will determine the outcome based on a review of the same information provided to the relevant investment analysts, proxy coordinators and proxy committee members.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

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Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — The following tables identify those investors who own of record, or are known by the Series to own beneficially, 5% or more of any class of a fund’s shares as of the opening of business on April 1, 2016. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Global Growth Fund

Name and address	Ownership	Ownership percentage
SAST Global Growth Portfolio Houston, TX	Record	Class 1	25.60%
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	18.53
John Hancock Life Insurance Co. USA American Global Growth Boston, MA	Record	Class 1	14.18
Lincoln Variable Insurance Products American Global Growth Pittsburgh, PA	Record	Class 1	8.00

American Funds Insurance Series — Page 55

Name and address	Ownership	Ownership percentage
JNL Series Trust AFIS Growth Allocation Fund Lansing, MI	Record	Class 1	7.62
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2 Class 4	7.47 55.95 16.82
JNL Series Trust AFIS Balanced Allocation Fund Lansing, MI	Record	Class 1	6.20
Curian Variable Series Trust Omnibus Account Denver, CO	Record	Class 1	5.96
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 2	13.79
MetLife Investors Omnibus Account Tampa, FL	Record	Class 2	7.85
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	6.82
Pacific Life Insurance Company Omnibus Account Newport Beach, CA	Record	Class 4	45.90
Integrity Life Insurance Company Omnibus Account Cincinnati, OH	Record	Class 4	12.23

Global Small Capitalization Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	30.20%
Lincoln Variable Insurance Products American Growth Allocation Pittsburgh, PA	Record	Class 1	14.24
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	8.60
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	8.47
JNL Series Trust AFIS Growth Allocation Fund Lansing, MI	Record	Class 1	6.20
JNL Series Trust AFIS Balanced Allocation Fund Lansing, MI	Record	Class 1	5.29
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2 Class 4	52.10 13.34
Metropolitan Life Insurance Company Omnibus Account Irvine, CA	Record	Class 2	22.91
Hartford Life and Annuity Insurance Company	Record	Class 2	6.15

American Funds Insurance Series — Page 56

Name and address	Ownership	Ownership percentage
Omnibus Account Hartford, CT
AXA Equitable Life Omnibus Account #1 Jersey City, NJ	Record	Class 4	34.16
New York Life Insurance and Annuity Co. Omnibus Account Parsippany, NJ	Record	Class 4	20.84
AXA Equitable Life Omnibus Account #2 Jersey City, NJ	Record	Class 4	10.50
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 4	8.48

Growth Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2 Class 4	20.82% 52.04 8.48
Met Investors Series Trust AFS Growth Portfolio Irvine, CA	Record	Class 1	16.04
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	12.97
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	6.78
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	6.12
Lincoln Variable Insurance Products American Growth Allocation Pittsburgh, PA	Record	Class 1	5.02
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	10.03
Metropolitan Life Insurance Company Omnibus Account Irvine, CA	Record	Class 2	8.20
Met Investors Series Trust Omnibus Account Irvine, CA	Record	Class 2	5.20
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00
Pacific Life Insurance Company Omnibus Account #1 Newport Beach, CA	Record	Class 4	61.34
Pacific Life Insurance Company Omnibus Account #2 Newport Beach, CA	Record	Class 4	14.79

American Funds Insurance Series — Page 57

International Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	28.63%
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	14.95
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2 Class 4	13.26 67.31 23.00
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	7.81
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	6.37
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	8.73
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00
Pacific Life Insurance Company Omnibus Account Newport Beach, CA	Record	Class 4	42.90
Jefferson National Life Louisville, KY	Record	Class 4	16.24

New World Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	50.71%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	8.61
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	7.25
Lincoln Variable Insurance Products American Growth Allocation Pittsburgh, PA	Record	Class 1	7.22
JNL Series Trust AFIS Growth Allocation Fund Lansing, MI	Record	Class 1	6.87
JNL Series Trust AFIS Balanced Allocation Fund Lansing, MI	Record	Class 1	6.09
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2 Class 4	72.00 5.95
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	11.51

American Funds Insurance Series — Page 58

Name and address	Ownership	Ownership percentage
New York Life Insurance and Annuity Corporation Omnibus Account Parsippany, NJ	Record	Class 4	41.14
AXA Equitable Life Omnibus Account Jersey City, NJ	Record	Class 4	17.18
Nationwide Life Insurance Company Omnibus Account Columbus, OH	Record	Class 4	10.62
Pacific Life Insurance Company Omnibus Account Newport Beach, CA	Record	Class 4	10.37
Midland National Life Insurance Company Omnibus Account West Des Moines, IA	Record	Class 4	5.15

Blue Chip Income and Growth Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	54.61
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	9.59
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	7.35
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	6.02
MML American Funds Core Allocation Fund Springfield, MA	Record	Class 1	5.39
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2 Class 4	78.75 22.55
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	12.66
Pacific Life Insurance Company Omnibus Account Newport Beach, CA	Record	Class 4	22.89
Horace Mann Life Insurance Company Omnibus Account Springfield, IL	Record	Class 4	17.61
Midland National Life Insurance Company Omnibus Account West Des Moines, IA	Record	Class 4	13.71
Jefferson National Life Louisville, KY	Record	Class 4	8.30

American Funds Insurance Series — Page 59

Global Growth and Income Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	15.51% 81.42
American Funds Insurance Series Portfolio Series - American Funds Managed Risk Growth and Income Portfolio Los Angeles, CA	Record	Class 1	15.02
JNL Series Trust AFIS Growth Allocation Fund Lansing, MI	Record	Class 1	12.16
JNL Series Trust AFIS Balanced Allocation Fund Lansing, MI	Record	Class 1	11.88
Lincoln Variable Insurance Products American Growth Allocation #1 Pittsburgh, PA	Record	Class 1	9.27
Hartford Investment Management Company AFS Global Growth and Income Fund Hartford, CT	Record	Class 1	9.01
Lincoln Variable Insurance Products American Growth Allocation #2 Pittsburgh, PA	Record	Class 1	6.23
Forethought Life Insurance Company Omnibus Account Indianapolis, IN	Record	Class 1 Class 4	5.74 21.51
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	12.12
Midland National Life Insurance Company Omnibus Account West Des Moines, IA	Record	Class 4	43.04
Pacific Life Insurance Company Omnibus Account #1 Newport Beach, CA	Record	Class 4	28.74
Pacific Life Insurance Company Omnibus Account #2 Newport Beach, CA	Record	Class 4	6.17

Growth-Income Fund

Name and address	Ownership	Ownership percentage
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	43.54%
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	34.43
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	19.82
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2	95.69
Pacific Life Insurance Company Omnibus Account	Record	Class 4	84.02

American Funds Insurance Series — Page 60

Name and address	Ownership	Ownership percentage
Newport Beach, CA
AXA Equitable Life Omnibus Account Jersey City, NJ	Record	Class 4	8.10

American Funds Insurance Series — Page 61

Capital Income Builder

Name and address	Ownership	Ownership percentage
American Funds Insurance Series Portfolio Series - American Funds Managed Risk Growth and Income Portfolio Los Angeles, CA	Record	Class 1	76.76%
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class 1 Class 2	15.27 100.00
American Funds Insurance Series Portfolio Series - American Funds Growth and Income Portfolio Los Angeles, CA	Record	Class 1	5.54
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 4	59.90
Pacific Life Insurance Company Omnibus Account Newport Beach, CA	Record	Class 4	27.64

Asset Allocation Fund

Name and address	Ownership	Ownership percentage
Nationwide Variable Insurance Trust Omnibus Account #1 King of Prussia, PA	Record	Class 1	49.54%
American Funds Insurance Series Managed Risk Asset Allocation Fund Los Angeles, CA	Record	Class 1	23.80
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	13.29
Nationwide Variable Insurance Trust Omnibus Account #2 King of Prussia, PA	Record	Class 1	5.77
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2	56.82
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	12.95
Transamerica Life Insurance Co. Omnibus Account Cedar Rapids, IA	Record	Class 2	10.51
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 2 Class 3	8.52 100.00
Pacific Life Insurance Company Omnibus Account #1 Newport Beach, CA	Record	Class 4	87.64
Pacific Life Insurance Company Omnibus Account #2 Newport Beach, CA	Record	Class 4	6.30

American Funds Insurance Series — Page 62

Global Balanced Fund

Name and address	Ownership	Ownership percentage
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class 1	60.53%
American Funds Insurance Series Portfolio Series - American Funds Managed Risk Global Allocation Portfolio Los Angeles, CA	Record	Class 1	38.88
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2	97.04
Pacific Life Insurance Company Omnibus Account Newport Beach, CA	Record	Class 4	98.27

Bond Fund

Name and address	Ownership	Ownership percentage
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	34.51
Lincoln Variable Insurance Products American Growth Allocation Pittsburgh, PA	Record	Class 1	10.53
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	9.85
Lincoln Variable Insurance Products American Balanced Allocation Pittsburgh, PA	Record	Class 1	9.25
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	9.16
MML American Funds Core Allocation Fund Springfield, MA	Record	Class 1	5.08
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2	62.72
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	15.40
AXA Equitable Life Omnibus Account #1 Jersey City, NJ	Record	Class 4	42.63
AXA Equitable Life Omnibus Account #2 Jersey City, NJ	Record	Class 4	36.02
Jefferson National Life Louisville, KY	Record	Class 4	10.81
Pacific Life Insurance Company Omnibus Account Newport Beach, CA	Record	Class 4	6.93

American Funds Insurance Series — Page 63

Corporate Bond Fund — The fund has not yet begun investment operations, and therefore does not yet have any investors as of the date of this statement of additional information.

Global Bond Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	43.12%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	12.66
JNL Series Trust AFIS Balanced Allocation Fund Lansing, MI	Record	Class 1	9.50
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	8.00
JNL Series Trust AFIS Growth Allocation Fund Lansing, MI	Record	Class 1	6.37
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	5.07
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2	86.77
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	7.00
Security Benefit Omnibus Account Topeka, KS	Record	Class 4	53.45
Jefferson National Life Louisville, KY	Record	Class 4	22.85
Pacific Life Insurance Company Omnibus Account Newport Beach, CA	Record	Class 4	18.94

High-Income Bond Fund

Name and address	Ownership	Ownership percentage
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	19.67%
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	15.66
JNL Series Trust AFIS Balanced Allocation Fund Lansing, MI	Record	Class 1	14.58
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	12.16 96.49
Met Investors Series Trust AFS Growth Allocation Portfolio	Record	Class 1	9.17

American Funds Insurance Series — Page 64

Name and address	Ownership	Ownership percentage
Irvine, CA
Lincoln Variable Insurance Products American Growth Allocation Pittsburgh, PA	Record	Class 1	8.21
JNL Series Trust AFIS Growth Allocation Fund Lansing, MI	Record	Class 1	7.60
Lincoln Variable Insurance Products American Balanced Allocation Pittsburgh, PA	Record	Class 1	6.32
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00
Pacific Life Insurance Company Omnibus Account Newport Beach, CA	Record	Class 4	67.36
Jefferson National Life Louisville, KY	Record	Class 4	28.11

Mortgage Fund

Name and address	Ownership	Ownership percentage
Lincoln Variable Insurance Products American Growth Allocation Account #1 Pittsburgh, PA	Record	Class 1	41.14%
Lincoln Variable Insurance Products American Balanced Allocation Account #1 Pittsburgh, PA	Record	Class 1	28.26
Lincoln Variable Insurance Products American Preservation Fund Pittsburgh, PA	Record	Class 1	9.34
Lincoln Variable Insurance Products American Growth Allocation Account #2 Pittsburgh, PA	Record	Class 1	9.18
Lincoln Variable Insurance Products American Balanced Allocation Account #2 Pittsburgh, PA	Record	Class 1	9.03
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2 Class 4	96.70 42.97
Jefferson National Life Louisville, KY	Record	Class 4	51.77

American Funds Insurance Series — Page 65

U.S. Government/AAA-Rated Securities Fund

Name and address	Ownership	Ownership percentage
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	39.95%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	34.52
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	8.85 96.16
JNL Series Trust AFIS Balanced Allocation Fund Lansing, MI	Record	Class 1	5.19
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00
Pacific Life Insurance Company Omnibus Account Newport Beach, CA	Record	Class 4	82.51
Midland National Life Insurance Company Omnibus Account West Des Moines, IA	Record	Class 4	11.43

Cash Management Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	84.61% 95.06
Paragon Life Insurance Omnibus Account Saint Louis, MO	Record	Class 1	15.39
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00
Midland National Life Insurance Company Omnibus Account West Des Moines, IA	Record	Class 4	100.00

As of April 1, 2016, the officers and trustees of the Series, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

American Funds Insurance Series — Page 66

Investment adviser — Capital Research and Management Company, the Series’ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of certain funds, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the Series and, therefore, is not subject to registration or regulation as such under the CEA with respect to the Series.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. Bonuses for investment results generated in 2016 and thereafter will be based on the most recent year, a three-year rolling average, a five-year rolling average and an eight-year rolling average, with increasing weight placed on each succeeding measurement period. Bonuses for investment results generated in 2015 will be calculated using both methods referenced above, and the payment for individual managers and analysts will be the higher of the two calculations. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds’ portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

American Funds Insurance Series — Page 67

Global Growth Fund — MSCI All Country World Index, Lipper Global Funds Index;

Global Small Capitalization Fund — Lipper Small Cap Growth Funds Index, Lipper International Small Cap Funds Index, MSCI USA Small Cap Index, MSCI All Country World ex USA Small Cap Index;

Growth Fund — S&P 500 Index, MSCI All Country World ex-USA Index, Lipper Growth Funds Index;

International Fund — MSCI All Country World ex USA Index, Lipper International Funds Index;

New World Fund — MSCI All Country World Index, Lipper Global Funds Index, MSCI Emerging Markets Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index Global, a custom average consisting of one share class per fund of emerging markets debt funds that disclose investment objectives and strategies comparable to those of the fund;

Blue Chip Income and Growth Fund — S&P 500 Index, a custom index of growth-income, equity-income and growth funds that have significant U.S. equity holdings and have an explicit income objective or focus;

Global Growth and Income Fund — MSCI All Country World Index, Lipper Global Funds Index;

Growth-Income Fund — S&P 500 Index, Lipper Growth and Income Funds Index;

International Growth and Income Fund — MSCI All Country World ex USA Index, Lipper International Funds Index;

Capital Income Builder — a custom index of U.S., international and global funds that have an explicit income objective or focus, a custom index of higher yielding constituents from the MSCI US Index, a custom index of higher yielding constituents from the MSCI All Country World Index (ex US), a custom average consisting of one share class per fund of intermediate U.S. Government funds that disclose investment objectives and strategies comparable to those of the fund;

Asset Allocation Fund — S&P 500 Index, Lipper Growth and Income Funds Index, Barclays U.S. Aggregate Index, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, a custom average consisting of one share class per fund of high yield funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of core bond funds that disclose investment objectives and strategies comparable to those of the fund;

Global Balanced Fund — MSCI All Country World Index, Barclays Global Aggregate Index, Lipper Global Funds Index, JP Morgan Government Bond Index – Emerging Market Global Diversified, a custom average consisting of one share class per fund of global income funds that disclose investment objectives and strategies comparable to those of the fund;

Bond Fund — Barclays U.S. Aggregate Index, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, a custom average consisting of one share class per fund of high yield funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of core bond funds that disclose investment objectives and strategies comparable to those of the fund;

American Funds Insurance Series — Page 68

Corporate Bond Fund — Barclays U.S. Corporate Bond Index, a custom average consisting of one share class per fund of corporate debt BBB-rated funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of corporate debt A-rated funds that disclose investment objectives and strategies comparable to those of the fund;

Global Bond Fund —Barclays Global Aggregate Bond Index; Barclays U.S. Corporate High Yield Index 2% Issuer Cap, a custom average consisting of one share class per fund of global income funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of high yield funds that disclose investment objectives and strategies comparable to those of the fund;

High-Income Bond Fund — Barclays U.S. Corporate High Yield Index 2% Issuer Cap, a custom average consisting of one share class per fund of high yield funds that disclose investment objectives and strategies comparable to those of the fund;

Mortgage Fund — Barclays U.S. Mortgage Backed Securities Index, a custom average consisting of one share class per fund of GNMA funds that disclose investment objectives and strategies comparable to those of the fund; and

U.S. Government/AAA-Rated Securities Fund — Barclays U.S. Government/Mortgage Backed Securities Index, a custom average consisting of one share class per fund of general U.S. Government funds that disclose investment objectives and strategies comparable to those of the fund.

From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and management of other accounts — Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager’s need for variable annuity or variable life insurance contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The portfolio managers have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio managers may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series’ most recently completed fiscal year are listed as follows:

American Funds Insurance Series — Page 69

The following table reflects information as of December 31, 2015:

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Global Growth Fund
Patrice Collette	1	$10.0	1	$0.22	None
Isabelle de Wismes	1	$60.0	1	$0.22	None
Galen Hoskin	2	$25.0	1	$2.86	None
Jonathan Knowles	4	$232.4	None		None
Global Small Capitalization Fund
Mark E. Denning	5	$269.8	1	$0.61	None
J. Blair Frank	3	$195.1	None		None
Claudia P. Huntington	4	$113.3	None		None
Lawrence Kymisis	2	$150.1	None		None
Harold H. La	3	$124.6	None		None
Aidan O’Connell	1	$27.2	None		None
Growth Fund
Gregory D. Johnson	3	$233.4	None		None
Michael T. Kerr	3	$301.1	None		None
Ronald B. Morrow	2	$216.5	None		None
Andraz Razen	1	$27.2	None		None
Martin Romo	3	$218.3	None		None
Alan J. Wilson	2	$219.7	None		None
International Fund
Sung Lee	3	$205.9	None		None
L. Alfonso Barroso	3	$185.6	1	$0.61	None
Jesper Lyckeus	2	$123.9	None		None
Christopher Thomsen	2	$145.2	None		None
New World Fund
Carl M. Kawaja	3	$276.6	1	$2.86	None
Nicholas J. Grace	3	$147.0	None		None
Galen Hoskin	2	$27.8	1	$2.86	None
Robert H. Neithart	8	$74.8	5	$2.06	12[4]	$4.74

American Funds Insurance Series — Page 70

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Blue Chip Income and Growth Fund
Christopher D. Buchbinder	2	$215.6	1	$0.07	None
James B. Lovelace	21	$260.4	None		None
James Terrile	4	$307.0	None		None
Global Growth and Income Fund
Bradford F. Freer	1	$27.2	None		None
Nicholas J. Grace	3	$147.9	None		None
Martin Romo	3	$238.3	None		None
Andrew B. Suzman	21	$285.8	None		None
Growth-Income Fund
Donald D. O’Neal	2	$215.6	1	$0.41	None
Dylan Yolles	1	$34.8	None		None
J. Blair Frank	3	$175.1	None		None
Claudia P. Huntington	4	$93.3	None		None
William L. Robbins	3	$35.5	None		1,053	$8.43
International Growth and Income Fund
Sung Lee	3	$212.4	None		None
Jesper Lyckeus	2	$130.4	None		None
David M. Riley	3	$185.6	1	$0.61	None
Capital Income Builder
David J. Betanzos	4	$12.4	None		None
Darcy Kopcho	1	$94.6	6	$1.39	23[5]	$6.86
Theodore R. Samuels	2	$0.7	4	$0.59	1,125[6]	$9.71
Philip Winston	4	$96.4	7	$4.73	612[7]	$18.99
Asset Allocation Fund
Alan N. Berro	25	$222.9	None		None
J. David Carpenter	1	$76.0	1	$0.22	None
David A. Daigle	7	$154.2	2	$1.27	2	$0.34
Jeffrey T. Lager	2	$160.6	None		None
James R. Mulally	8	$182.0	1	$0.03	None

American Funds Insurance Series — Page 71

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Global Balanced Fund
Hilda L. Applbaum	2	$178.4	2	$0.09	None
Mark A. Brett	5	$35.3	1	$0.03	3[8]	$1.47
Paul Flynn	1	$93.8	2	$0.09	None
Joanna F. Jonsson	21	$356.6	3	$0.32	None
Robert H. Neithart	8	$77.3	5	$2.06	12[4]	$4.74
Bond Fund
David C. Barclay	3	$111.4	None		None
David A. Hoag	5	$124.3	None		None
Thomas H. Høgh	4	$43.3	1	$0.25	2[9]	$1.03
Corporate Bond Fund
Andrew F. Barth	2	$112.9	1	$0.67	6	$4.75
David S. Lee	3	$105.9	2	$0.81	6	$4.75
Global Bond Fund
Mark A. Brett	5	$33.3	1	$0.03	3[8]	$1.47
David A. Daigle	7	$170.4	2	$1.27	2	$0.34
Thomas H. Høgh	4	$51.0	1	$0.25	2[9]	$1.03
Robert H. Neithart	8	$75.3	5	$2.06	12[4]	$4.74
High-Income Bond Fund
David C. Barclay	3	$119.5	None		None
Thomas H. Chow	1	$15.8	None		None
David A. Daigle	7	$170.8	2	$1.27	2	$0.34
Mortgage Fund
David J. Betanzos	4	$12.3	None		None
Fergus N. MacDonald	6	$146.3	None		None
Ultra-Short Bond Fund
James R. Mulally	8	$200.0	1	$0.03	None

American Funds Insurance Series — Page 72

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
U.S. Government/AAA-Rated Securities Fund
David J. Betanzos	4	$9.5	None	None
Fergus N. MacDonald	6	$143.5	None	None
Ritchie Tuazon	4	$13.1	None	None

1 Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC or account has an advisory fee that is based on the performance of the RIC or account.

2 Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.

3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.

4 The advisory fee of two of these accounts (representing $1.10 billion in total assets) is based partially on their investment results.

5 The advisory fee of four of these accounts (representing $3.39 billion in total assets) is based partially on their investment results.

6 The advisory fee of two of these accounts (representing $0.29 billion in total assets) is based partially on their investment results.

7 The advisory fee of two of these accounts (representing $2.77 billion in total assets) is based partially on their investment results.

8 The advisory fee of one of these accounts (representing $0.92 billion in total assets) is based partially on its investment results.

9 The advisory fee of one of these accounts (representing $0.92 billion in total assets) is based partially on its investment results.

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the Series and the investment adviser will continue in effect until January 31, 2017, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the Series’ board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

American Funds Insurance Series — Page 73

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:

Global Growth Fund

Rate	Net asset level
	In excess of	Up to
0.690%	$ 0	$ 600,000,000
0.590	600,000,000	1,200,000,000
0.530	1,200,000,000	2,000,000,000
0.500	2,000,000,000	3,000,000,000
0.480	3,000,000,000	5,000,000,000
0.460	5,000,000,000

Or, if net assets of Global Growth Fund are less than $1 billion

Rate	Net asset level
	In excess of	Up to
0.580%	$ 0	$ 500,000,000
0.480	500,000,000	1,000,000,000

Global Small Capitalization Fund

Rate	Net asset level
	In excess of	Up to
0.800%	$ 0	$ 600,000,000
0.740	600,000,000	1,000,000,000
0.700	1,000,000,000	2,000,000,000
0.670	2,000,000,000	3,000,000,000
0.650	3,000,000,000	5,000,000,000
0.635	5,000,000,000

American Funds Insurance Series — Page 74

Growth Fund

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0	$ 600,000,000
0.450	600,000,000	1,000,000,000
0.420	1,000,000,000	2,000,000,000
0.370	2,000,000,000	3,000,000,000
0.350	3,000,000,000	5,000,000,000
0.330	5,000,000,000	8,000,000,000
0.315	8,000,000,000	13,000,000,000
0.300	13,000,000,000	21,000,000,000
0.290	21,000,000,000	27,000,000,000
0.285	27,000,000,000	34,000,000,000
0.280	34,000,000,000

International Fund

Rate	Net asset level
	In excess of	Up to
0.690%	$ 0	$ 500,000,000
0.590	500,000,000	1,000,000,000
0.530	1,000,000,000	1,500,000,000
0.500	1,500,000,000	2,500,000,000
0.480	2,500,000,000	4,000,000,000
0.470	4,000,000,000	6,500,000,000
0.460	6,500,000,000	10,500,000,000
0.450	10,500,000,000	17,000,000,000
0.440	17,000,000,000	21,000,000,000
0.430	21,000,000,000

New World Fund

Rate	Net asset level
	In excess of	Up to
0.850%	$ 0	$ 500,000,000
0.770	500,000,000	1,000,000,000
0.710	1,000,000,000	1,500,000,000
0.660	1,500,000,000	2,500,000,000
0.620	2,500,000,000

American Funds Insurance Series — Page 75

Blue Chip Income and Growth Fund

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0	$ 600,000,000
0.450	600,000,000	1,500,000,000
0.400	1,500,000,000	2,500,000,000
0.380	2,500,000,000	4,000,000,000
0.370	4,000,000,000	6,500,000,000
0.360	6,500,000,000

Global Growth and Income Fund

Rate	Net asset level
	In excess of	Up to
0.690%	$ 0	$ 600,000,000
0.590	600,000,000	1,200,000,000
0.530	1,200,000,000	2,000,000,000
0.500	2,000,000,000	3,000,000,000
0.480	3,000,000,000

Growth-Income Fund

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0	$ 600,000,000
0.450	600,000,000	1,500,000,000
0.400	1,500,000,000	2,500,000,000
0.320	2,500,000,000	4,000,000,000
0.285	4,000,000,000	6,500,000,000
0.256	6,500,000,000	10,500,000,000
0.242	10,500,000,000	13,000,000,000
0.235	13,000,000,000	17,000,000,000
0.230	17,000,000,000	21,000,000,000
0.225	21,000,000,000	27,000,000,000
0.222	27,000,000,000	34,000,000,000
0.219	34,000,000,000

American Funds Insurance Series — Page 76

International Growth and Income Fund

Rate	Net asset level
	In excess of	Up to
0.690%	$ 0	$ 500,000,000
0.590	500,000,000	1,000,000,000
0.530	1,000,000,000

Capital Income Builder

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0

Asset Allocation Fund

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0	$ 600,000,000
0.420	600,000,000	1,200,000,000
0.360	1,200,000,000	2,000,000,000
0.320	2,000,000,000	3,000,000,000
0.280	3,000,000,000	5,000,000,000
0.260	5,000,000,000	8,000,000,000
0.250	8,000,000,000	13,000,000,000
0.244	13,000,000,000	21,000,000,000
0.240	21,000,000,000

Global Balanced Fund

Rate	Net asset level
	In excess of	Up to
0.660%	$ 0	$ 500,000,000
0.570	500,000,000	1,000,000,000
0.510	1,000,000,000

American Funds Insurance Series — Page 77

Bond Fund

Rate	Net asset level
	In excess of	Up to
0.480%	$ 0	$ 600,000,000
0.440	600,000,000	1,000,000,000
0.400	1,000,000,000	2,000,000,000
0.380	2,000,000,000	3,000,000,000
0.360	3,000,000,000	5,000,000,000
0.340	5,000,000,000	8,000,000,000
0.330	8,000,000,000

Corporate Bond Fund

Rate	Net asset level
	In excess of	Up to
0.460%	$ 0

Global Bond Fund

Rate	Net asset level
	In excess of	Up to
0.570%	$ 0	$1,000,000,000
0.500	1,000,000,000	3,000,000,000
0.450	3,000,000,000
High-Income Bond Fund

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0	$ 600,000,000
0.460	600,000,000	1,000,000,000
0.440	1,000,000,000	2,000,000,000
0.420	2,000,000,000

American Funds Insurance Series — Page 78

Mortgage Fund

Rate	Net asset level
	In excess of	Up to
0.420%	$ 0	$ 600,000,000
0.360	600,000,000	1,000,000,000
0.320	1,000,000,000	2,000,000,000
0.300	2,000,000,000	3,000,000,000
0.290	3,000,000,000

Ultra-Short Bond Fund

Rate	Net asset level
	In excess of	Up to
0.320%	$ 0	$1,000,000,000
0.290	1,000,000,000	2,000,000,000
0.270	2,000,000,000

U.S. Government/AAA-Rated Securities Fund

Rate	Net asset level
	In excess of	Up to
0.420%	$ 0	$ 600,000,000
0.360	600,000,000	1,000,000,000
0.320	1,000,000,000	2,000,000,000
0.300	2,000,000,000	3,000,000,000
0.290	3,000,000,000

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series .

American Funds Insurance Series — Page 79

The investment adviser’s total fees for the fiscal years ended December 31, 2015, 2014 and 2013 were:

	Fiscal year ended
	2015	2014	2013
Global Growth Fund	$29,539,000	$29,661,000	$29,493,000
Global Small Capitalization Fund	30,635,000	29,376,000	27,187,000
Growth Fund	73,812,000	74,940,000	73,985,000
International Fund	39,545,000	40,834,000	44,541,000
New World Fund	19,457,000	19,582,000	18,795,000
Blue Chip Income and Growth Fund	28,369,000	27,138,000	23,881,000
Global Growth and Income Fund	11,171,000	11,666,000	12,017,000
Growth-Income Fund	66,847,000	66,888,000	63,617,000
International Growth and Income Fund	6,662,000	6,376,000	5,556,000
Capital Income Builder	748,000	146,000	N/A
Asset Allocation Fund	49,646,000	46,705,000	40,668,000
Global Balanced Fund	1,455,000	1,370,000	1,127,000
Bond Fund	35,972,000	34,918,000	32,622,000
Corporate Bond Fund	N/A	N/A	N/A
Global Bond Fund	13,141,000	13,996,000	13,959,000
High-Income Bond Fund	9,014,000	9,118,000	8,860,000
Mortgage Fund	1,428,000	1,194,000	860,000
Ultra-Short Bond Fund	1,177,000	1,363,000	1,586,000
U.S. Government/AAA-Rated Securities Fund	10,936,000	11,539,000	12,006,000

For the periods ended December 31, 2015 and 2014, the investment adviser voluntarily reduced management fees for Blue Chip Income and Growth Fund by $6,000 and $29,000, respectively, to the rates provided by the amended Agreement. For the period ended December 31, 2013, the investment adviser voluntarily reduced management fees for Asset Allocation Fund by $77,000 to the rates provided by the amended Agreement.

American Funds Insurance Series — Page 80

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class 1, 2, 3 and 4 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class 1, 2, 3 and 4 shares. The Administrative Agreement will continue in effect until January 31, 2017, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund. Administrative services fees are paid monthly and accrued daily.

During the 2015 fiscal year, the administrative services fees were:

	Administrative services fee
	Class 1	Class 2	Class 3	Class 4
Global Growth Fund	$161,000	$ 400,000	N/A	$5,000
Global Small Capitalization Fund	166,000	273,000	N/A	2,000
Growth Fund	712,000	1,511,000	$21,000	10,000
International Fund	350,000	435,000	4,000	3,000
New World Fund	153,000	105,000	N/A	11,000
Blue Chip Income and Growth Fund	363,000	350,000	N/A	2,000
Global Growth and Income Fund	25,000	161,000	N/A	—*
Growth-Income Fund	1,092,000	1,378,000	18,000	11,000
International Growth and Income Fund	76,000	26,000	N/A	3,000
Capital Income Builder	4,000	—	N/A	11,000
Asset Allocation Fund	1,221,000	527,000	4,000	46,000
Global Balanced Fund	4,000	18,000	N/A	—*
Bond Fund	543,000	439,000	N/A	4,000
Global Bond Fund	117,000	131,000	N/A	1,000
High-Income Bond Fund	105,000	88,000	2,000	—*
Mortgage Fund	28,000	6,000	N/A	—*
Ultra-Short Bond Fund	4,000	31,000	1,000	1,000
U.S. Government Securities/ AAA-Rated Securities Fund	156,000	167,000	1,000	3,000

* Amount less than $1,000.

American Funds Insurance Series — Page 81

Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class 2 , Class 3 and Class 4 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series will pay to insurance company contract issuers .25% of each fund’s average net assets annually (Class 2 and Class 4 shares) or .18% of each fund’s average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2, Class 3 and/or Class 4 shares of the Series, respectively, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service or distribution fee to dealers on the value of all variable annuity and variable life insurance contract payments for account-related services provided to existing shareholders. During the fiscal year ended December 31, 2015, the Series incurred distribution expenses for Class 2 shares of $151,152,000, for Class 3 shares of $878,000 and for Class 4 shares of $2,877,000 payable to certain life insurance companies under the respective Plans. Accrued and unpaid distribution expenses were $12,138,000 for Class 2 shares, $71,000 for Class 3 shares and $827,000 for Class 4 shares.

Insurance administration fee — The insurance companies for which the fund’s Class 4 shares are available provide certain administrative services for the separate accounts that hold the shares of the fund and the contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services.

These services are provided pursuant to an Insurance Administrative Services Plan adopted by the Series relating to the fund’s Class 4 shares. Under this agreement, the insurance company receives .25% of the fund’s average daily net assets attributable to Class 4 shares. During the fiscal year ended December 31, 2015, the fund’s Class 4 shares incurred insurance administration fees of $2,879,000.

American Funds Insurance Series — Page 82

Compensation to insurance companies — American Funds Distributors, Inc., at its expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces.

AEGON, N.V.

American International Group, Inc.

American Fidelity Securities, Inc.

AXA Equitable Life Insurance Company

Delaware Life Holdings LLC

Forethought Life Insurance Company

Great-West Life & Annuity Insurance Company

Hartford Life Insurance Company

Horace Mann Life Insurance Company

Jackson National Life Insurance Company

Jefferson National Securities Corporation

John Hancock Life Insurance Company (U.S.A.)

The Lincoln National Life Insurance Company

Massachusetts Mutual Life Insurance Company

Merrill Lynch Banc of America

Metropolitan Life Insurance Company

Midland National Life Insurance Company

Mutual of America Life Insurance Company

Nationwide Mutual Insurance Company

New York Life Insurance and Annuity Corporation

Pacific Life Insurance Company

Principal Financial Group

Protective Life Insurance Company

Prudential Life Insurance Company

Securian Life Insurance Company

Security Benefit Life Insurance Company

Symetra Life Insurance Company

Voya Insurance and Annuity Company

Western & Southern Financial Group

Woodmen Financial Services, Inc.

American Funds Distributors, Inc. receives a marketing expense allowance from certain of the insurance companies listed above. These payments generally cover expenses associated with the education and training efforts that American Funds Distributors, Inc. provides to each insurance company sales force. Payments are up to 0.16% of sales in a given calendar year.

American Funds Insurance Series — Page 83

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace in respect of both execution and research — taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates, commission rates that other institutional investors are paying, and the provision of brokerage and research products and services. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, either directly or through a commission sharing arrangement, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services, it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

American Funds Insurance Series — Page 84

The investment adviser may pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer to be used to compensate the broker-dealer for proprietary research or to be paid to a third-party research provider for research it has provided.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

American Funds Insurance Series — Page 85

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

American Funds Insurance Series — Page 86

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2015, 2014 and 2013 were:

	Fiscal year ended
	2015	2014	2013
Global Growth Fund	$2,733,000	$2,161,000	$4,237,000
Global Small Capitalization Fund	2,259,000	2,033,000	3,270,000
Growth Fund	4,684,000	8,754,000	7,543,000
International Fund	5,819,000	4,582,000	5,590,000
New World Fund	2,284,000	1,856,000	2,305,000
Blue Chip Income and Growth Fund	2,293,000	2,647,000	2,548,000
Global Growth and Income Fund	1,053,000	1,007,000	1,459,000
Growth-Income Fund	6,059,000	7,019,000	7,515,000
International Growth and Income Fund	780,000	756,000	958,000
Capital Income Builder	94,000	28,000	N/A
Asset Allocation Fund	2,934,000	4,347,000	3,676,000
Global Balanced Fund	44,000	46,000	70,000
Bond Fund	—	—	—
Corporate Bond Fund	N/A	N/A	N/A
Global Bond Fund	—	—	—
High-Income Bond Fund	6,000	1,000	2,000
Mortgage Fund	—	—	—
Ultra-Short Bond Fund	—	—	—
U.S. Government/AAA-Rated Securities Fund	—	—	—

Brokerage commissions paid on portfolio transactions vary from year to year based primarily on the volume of a fund’s trading activity. The volume of trading activity for Global Growth, International Fund, New World Fund, Capital Income Builder, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund increased during the 2015 fiscal year, resulting in an increase in brokerage commissions paid on portfolio transactions. The volume of trading activity for Growth Fund, Global Growth and Income Fund, Growth-Income Fund, Asset Allocation Fund and Global Balanced Fund decreased during the 2015 fiscal year, resulting in a decrease in brokerage commissions paid on portfolio transactions.

The volume of trading activity for Growth Fund and Asset Allocation Fund increased during the 2014 fiscal year, resulting in an increase in brokerage commissions paid on portfolio transactions. The volume of trading activity for Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund and Growth-Income Fund decreased during the 2014 fiscal year, resulting in a decrease in brokerage commissions paid on portfolio transactions.

American Funds Insurance Series — Page 87

The Series is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series’ portfolio transactions during the Series’ most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series’ most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series’ most recently completed fiscal year. At the end of the Series’ most recently completed fiscal year, the Series’ regular broker-dealers included Citigroup Global Markets Inc., Credit Suisse Group AG, Deutsche Bank A.G., Goldman Sachs & Co., Morgan Stanley & Co. LLC, RBC Capital Markets LLC and The Bank of New York Mellon Corporation. At the end of the Series’ most recently completed fiscal year, the following funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:

	Affiliated company of regular broker-dealer	Type of security	Amount
Global Growth Fund	Deutsche Bank A.G.	equity	$ 22,791,000
Growth Fund	Goldman Sachs Group, Inc.	equity	78,292,000
	Morgan Stanley & Co. LLC	equity	13,074,000
International Fund	Credit Suisse Group AG	equity	68,610,000
	RBC Capital Markets LLC	debt	7,234,000
New World Fund	Citigroup Inc.	equity	28,980,000
Global Growth and Income Fund	Goldman Sachs Group, Inc.	equity	4,542,000
Growth-Income Fund	Citigroup Inc.	equity	31,050,000
	Credit Suisse Group AG	equity	63,926,000
	Goldman Sachs Group, Inc.	equity	100,028,000
	The Bank of New York Mellon Corporation	equity	33,182,000
International Growth and Income Fund	Credit Suisse Group AG	equity	6,173,000
Capital Income Builder	Goldman Sachs Group, Inc.	debt	340,000
	Morgan Stanley & Co. LLC	debt	564,000
Asset Allocation Fund	Citigroup Inc.	equity/debt	150,760,000
	Credit Suisse Group AG	debt	1,980,000
	Goldman Sachs Group, Inc.	equity/debt	90,976,000
	Morgan Stanley & Co. LLC	debt	3,664,000
	RBC Capital Markets LLC	debt	6,881,000

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	Affiliated company of regular broker-dealer	Type of security	Amount
Global Balanced Fund	Deutsche Bank A.G.	equity	613,000
	Goldman Sachs Group, Inc.	equity/debt	1,075,000
	Morgan Stanley & Co. LLC	debt	150,000
Bond Fund	Citigroup Inc.	debt	42,814,000
	Credit Suisse Group AG	debt	1,502,000
	Goldman Sachs Group, Inc.	debt	42,065,000
	Morgan Stanley & Co. LLC	equity/debt	33,646,000
	RBC Capital Markets LLC	debt	2,688,000
Global Bond Fund	Citigroup Inc.	debt	5,059,000
	Goldman Sachs Group, Inc.	debt	10,100,000
	Morgan Stanley & Co. LLC	debt	3,640,000
High-Income Bond Fund	Citigroup Inc.	debt	3,370,000
	Credit Suisse Group AG	debt	1,002,000
	Goldman Sachs Group, Inc.	debt	1,517,000

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Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures a complete list of portfolio holdings of each fund available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website (americanfunds.com/afis) no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the sub-adviser of the American Funds Insurance Series Managed Risk Funds. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research. Information on certain portfolio characteristics of the funds are also provided to the insurance companies and the sub-adviser of the American Funds Insurance Series Managed Risk Funds each business day.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the Series and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the Series, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

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Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The Series’ investment adviser and its affiliates provide investment advice to clients other than the Series that have investment objectives that may be substantially similar to those of the funds. These clients also may have portfolios consisting of holdings substantially similar to those of the funds and generally have access to current portfolio holdings information for their accounts. These clients do not owe the Series’ investment adviser or the funds a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

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Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

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Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M, including the asset diversification test. The asset diversification test requires that at the close of each quarter of the fund’s taxable year that (i) at least 50% of the fund’s assets be invested in cash and cash items, government securities, securities of other funds and other securities which, with respect to any one issuer, represent neither more than 5% of the assets of the fund nor more than 10% of the voting securities of the issuer, and (ii) no more than 25% of the fund’s assets be invested in the securities of any one issuer (other than government securities or the securities of other funds), the securities (other than the securities of other funds) of two or more issuers that the fund controls and are engaged in similar trades or businesses, or the securities of one or more qualified publicly traded partnerships.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

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Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

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General information

Custodian of assets — Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds’ portfolios, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as custodian. Non-U.S. securities may be held by the custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the funds’ shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a fee of $5,704 for Class 1 shares, $5,601 for Class 2 shares, less than$1,000 for Class 3 shares and less than $1,000 for Class 4 shares for the 2015 fiscal year.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, 300 South Grand Avenue, 22nd Floor, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by applicable 1940 Act rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Code of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself

American Funds Insurance Series — Page 97

would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other Series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. In addition, fund shares held directly by an insurance company, if any, will be voted in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

Credit facility — Global Small Capitalization Fund and High-Income Bond Fund, together with other U.S. registered investment funds managed by Capital Research and Management Company, have entered into a committed line of credit facility pursuant to which the funds may borrow up to $500 million as a source of temporary liquidity on a first-come, first-served basis. Under the credit facility, loans are generally unsecured; however, a borrowing fund must collateralize any borrowings under the facility on an equivalent basis if it has certain other collateralized borrowings.

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Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

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Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

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C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

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Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

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RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

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Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

American Funds Insurance Series — Page 104

American Funds Insurance Series®
Global Growth Fund
Investment portfolio
December 31, 2015
Common stocks 95.56% Information technology 21.22%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	24,065,000	$103,842
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	710,000	16,153
ASML Holding NV1	680,897	60,679
ASML Holding NV (New York registered)	647,176	57,450
Microsoft Corp.	1,790,000	99,309
Visa Inc., Class A	1,053,200	81,676
Nintendo Co., Ltd.[1]	561,000	77,228
Alcatel-Lucent[1,2]	18,213,536	72,076
Alphabet Inc., Class A2	67,700	52,671
Alphabet Inc., Class C2	19,052	14,458
Alibaba Group Holding Ltd. (ADR)[2]	781,050	63,476
AAC Technologies Holdings Inc.[1]	8,132,040	52,869
Murata Manufacturing Co., Ltd.[1]	366,500	52,603
Avago Technologies Ltd.	350,200	50,832
Naver Corp.[1]	85,222	47,461
LinkedIn Corp., Class A2	173,800	39,119
Cognizant Technology Solutions Corp., Class A2	620,000	37,212
Tencent Holdings Ltd.[1]	1,800,000	35,114
ASM Pacific Technology Ltd.[1]	4,443,800	34,766
TE Connectivity Ltd.	327,500	21,160
MercadoLibre, Inc.	180,000	20,581
Nokia Corp.[1]	2,840,000	20,218
salesforce.com, inc.[2]	205,000	16,072
VeriSign, Inc.[2]	175,000	15,288
Intel Corp.	399,000	13,746
TDK Corp.[1]	167,000	10,682
Texas Instruments Inc.	135,000	7,399
		1,174,140
Consumer discretionary 19.92%
Amazon.com, Inc.[2]	446,900	302,055
Home Depot, Inc.	1,161,000	153,542
Priceline Group Inc.[2]	92,000	117,295
Industria de Diseño Textil, SA1	1,570,000	53,877
Woolworths Holdings Ltd.[1]	6,662,000	43,050
ASOS PLC[1,2]	802,304	40,536
McDonald’s Corp.	293,000	34,615
MGM Resorts International[2]	1,358,024	30,854
Naspers Ltd., Class N1	221,000	30,216
CBS Corp., Class B	637,500	30,045
HUGO BOSS AG1	335,500	27,940
Dixons Carphone PLC[1]	3,800,000	27,927
TOD’S SpA[1]	304,000	24,009
Publicis Groupe SA1	319,135	21,167
Liberty Global PLC, Class C2	351,465	14,329
Liberty Global PLC, Class A2	108,449	4,594
Christian Dior SE1	110,000	18,686
American Funds Insurance Series — Global Growth Fund — Page 1 of 160

Common stocks Consumer discretionary (continued)	Shares	Value (000)
NIKE, Inc., Class B	294,000	$18,375
Kroton Educacional SA, ordinary nominative	6,747,900	16,255
Burberry Group PLC[1]	860,000	15,126
Suzuki Motor Corp.[1]	480,000	14,572
Tiffany & Co.	190,000	14,495
Hyundai Mobis Co., Ltd.[1]	68,000	14,192
Mahindra & Mahindra Ltd.[1]	580,000	11,105
Walt Disney Co.	84,000	8,827
Toyota Motor Corp.[1]	125,000	7,673
Time Warner Inc.	49,000	3,169
Liberty Global PLC LiLAC, Class C2	40,823	1,756
Liberty Global PLC LiLAC, Class A2	16,372	677
Hermès International[1]	3,910	1,318
		1,102,277
Health care 19.33%
Novo Nordisk A/S, Class B1	4,491,000	258,144
Vertex Pharmaceuticals Inc.[2]	1,419,000	178,553
Regeneron Pharmaceuticals, Inc.[2]	311,400	169,050
UnitedHealth Group Inc.	605,000	71,172
Express Scripts Holding Co.[2]	770,000	67,306
Bristol-Myers Squibb Co.	865,600	59,544
Bayer AG1	349,300	43,824
Novartis AG1	440,000	37,610
Sartorius AG, non-registered shares, nonvoting preferred[1]	143,000	37,336
Merck & Co., Inc.	664,000	35,072
Boston Scientific Corp.[2]	1,612,000	29,725
Medtronic PLC	292,000	22,461
Juno Therapeutics, Inc.[2]	430,000	18,907
Hologic, Inc.[2]	465,000	17,991
DaVita HealthCare Partners Inc.[2]	144,000	10,038
Ocular Therapeutix, Inc.[2]	795,000	7,449
Roche Holding AG, non-registered shares, non-voting[1]	20,000	5,512
		1,069,694
Financials 12.67%
AIA Group Ltd.[1]	15,387,900	91,674
JPMorgan Chase & Co.	1,065,000	70,322
ORIX Corp.[1]	4,990,000	70,001
Moody’s Corp.	569,000	57,093
Indiabulls Housing Finance Ltd.[1]	3,523,000	39,004
Tokio Marine Holdings, Inc.[1]	972,600	37,475
ICICI Bank Ltd.[1]	8,925,000	35,012
AXA SA1	1,080,630	29,543
Prudential PLC[1]	1,132,434	25,353
HSBC Holdings PLC (GBP denominated)[1]	3,170,228	25,018
ACE Ltd.	210,000	24,539
Deutsche Bank AG1	928,555	22,791
Housing Development Finance Corp. Ltd.[1]	1,120,000	21,278
East West Bancorp, Inc.	500,000	20,780
Bankia, SA1	14,382,000	16,725
Bankinter, SA1	2,030,000	14,389
Itaú Unibanco Holding SA, preferred nominative	2,145,000	14,276
Banco Santander, SA1	2,678,200	13,149
Svenska Handelsbanken AB, Class A1	930,000	12,276
American Funds Insurance Series — Global Growth Fund — Page 2 of 160

Common stocks Financials (continued)	Shares	Value (000)
Berkshire Hathaway Inc., Class A2	60	$11,868
Shinsei Bank, Ltd.[1]	6,401,000	11,775
CME Group Inc., Class A	120,000	10,872
Sumitomo Mitsui Financial Group, Inc.[1]	247,000	9,317
Sumitomo Mitsui Trust Holdings, Inc.[1]	1,881,000	7,101
BNP Paribas SA1	103,000	5,830
Allianz SE1	21,750	3,853
		701,314
Consumer staples 7.42%
Associated British Foods PLC[1]	2,265,000	111,491
Kao Corp.[1]	1,398,000	71,740
Seven & i Holdings Co., Ltd.[1]	741,500	33,809
Pernod Ricard SA1	278,739	31,690
Nestlé SA1	360,000	26,685
British American Tobacco PLC[1]	458,000	25,437
Alimentation Couche-Tard Inc., Class B	453,000	19,941
SABMiller PLC[1]	283,500	16,982
Kroger Co.	400,000	16,732
Coca-Cola Enterprises, Inc.	326,001	16,052
Lenta Ltd. (GDR)[1,2,3]	1,211,900	8,184
Lenta Ltd. (GDR)[1,2]	334,100	2,256
Procter & Gamble Co.	125,000	9,926
Coca-Cola HBC AG (CDI)[1]	348,900	7,439
Shiseido Co., Ltd.[1]	357,400	7,396
Coca-Cola Co.	120,000	5,155
		410,915
Industrials 5.58%
Airbus Group SE, non-registered shares[1]	645,000	43,308
KONE Oyj, Class B1	880,000	37,000
International Consolidated Airlines Group, SA (CDI)[1]	3,620,000	32,308
Ryanair Holdings PLC (ADR)	372,937	32,244
NIBE Industrier AB, Class B1	899,000	30,183
ASSA ABLOY AB, Class B1	1,410,000	29,532
Capita PLC[1]	1,172,161	20,855
United Technologies Corp.	190,000	18,253
Fastenal Co.	430,000	17,553
IDEX Corp.	180,000	13,790
Ingersoll-Rand PLC	218,000	12,053
Caterpillar Inc.	160,000	10,874
Boeing Co.	75,000	10,844
		308,797
Energy 2.77%
Enbridge Inc. (CAD denominated)	749,622	24,921
Reliance Industries Ltd.[1]	1,570,000	23,970
Seven Generations Energy Ltd., Class A2	1,975,100	19,241
EOG Resources, Inc.	220,000	15,574
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	3,268,000	14,052
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)[2]	274,700	934
Cameron International Corp.[2]	235,000	14,852
Schlumberger Ltd.	197,000	13,741
Royal Dutch Shell PLC, Class B1	480,000	10,960
American Funds Insurance Series — Global Growth Fund — Page 3 of 160

Common stocks Energy (continued)	Shares	Value (000)
Oil Search Ltd.[1]	1,889,897	$9,253
BG Group PLC[1]	390,000	5,655
		153,153
Telecommunication services 2.31%
SoftBank Group Corp.[1]	1,068,000	53,821
BT Group PLC[1]	6,709,356	46,370
TalkTalk Telecom Group PLC[1]	4,525,000	14,419
TDC A/S1	2,700,000	13,394
		128,004
Utilities 0.41%
ENN Energy Holdings Ltd.[1]	2,240,000	11,874
EDP - Energias de Portugal, SA1	2,975,000	10,692
		22,566
Materials 0.32%
FMC Corp.	190,000	7,435
Glencore PLC[1,2]	4,000,000	5,322
Vale SA, ordinary nominative (ADR)	1,444,900	4,754
		17,511
Miscellaneous 3.61%
Other common stocks in initial period of acquisition		199,726
Total common stocks (cost: $4,015,086,000)		5,288,097
Bonds, notes & other debt instruments 0.10% U.S. Treasury bonds & notes 0.10% U.S. Treasury 0.10%	Principal amount (000)
U.S. Treasury 2.125% 2016[4]	$5,175	5,190
Total bonds, notes & other debt instruments (cost: $5,191,000)		5,190
Short-term securities 4.74%
Federal Home Loan Bank 0.13%–0.22% due 1/15/2016–4/5/2016	174,500	174,451
Gotham Funding Corp. 0.30% due 1/22/2016[3]	23,700	23,693
Mizuho Bank, Ltd. 0.29% due 1/7/2016[3]	20,400	20,399
Toronto-Dominion Holdings USA Inc. 0.45% due 3/23/2016[3]	44,000	43,947
Total short-term securities (cost: $262,499,000)		262,490
Total investment securities 100.40% (cost: $4,282,776,000)		5,555,777
Other assets less liabilities (0.40)%		(22,145)
Net assets 100.00%		$5,533,632
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Growth Fund — Page 4 of 160

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $94,368,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Japanese yen	1/11/2016	Bank of America, N.A.	$7,185	¥884,000	$(171)
Japanese yen	1/12/2016	JPMorgan Chase	$1,304	¥160,000	(27)
Japanese yen	1/29/2016	Bank of America, N.A.	$2,939	¥360,000	(59)
Japanese yen	1/29/2016	Citibank	$3,346	¥410,000	(67)
Japanese yen	1/29/2016	Bank of America, N.A.	$12,855	¥1,575,000	(257)
Japanese yen	2/12/2016	Bank of America, N.A.	$1,327	¥160,000	(5)
Japanese yen	2/18/2016	UBS AG	$1,329	¥160,000	(4)
					$(590)
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,649,062,000, which represented 47.87% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $96,223,000, which represented 1.74% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $391,000, which represented less than .01% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
¥ = Japanese yen
American Funds Insurance Series — Global Growth Fund — Page 5 of 160

Global Small Capitalization Fund
Investment portfolio
December 31, 2015
Common stocks 84.53% Consumer discretionary 18.40%	Shares	Value (000)
Expedia, Inc.	547,225	$68,020
Lions Gate Entertainment Corp.	1,821,000	58,982
zooplus AG, non-registered shares[1,2,3]	357,716	56,790
Domino’s Pizza, Inc.	423,300	47,092
Cedar Fair, LP	687,000	38,362
Tele Columbus AG1,2	3,285,000	32,990
Penske Automotive Group, Inc.	729,000	30,866
Melco Crown Entertainment Ltd. (ADR)	1,432,000	24,058
Ted Baker PLC[2]	517,162	22,759
BCA Marketplace PLC[2]	8,130,000	20,697
Entertainment One Ltd.[2]	8,288,697	20,427
Five Below, Inc.[1]	541,000	17,366
Brinker International, Inc.	325,000	15,584
Paddy Power PLC[2]	106,393	14,209
Ladbrokes PLC[2]	7,960,100	14,016
Stella International Holdings Ltd.[2]	5,262,000	13,072
ClubCorp Holdings, Inc.	688,000	12,570
Melco International Development Ltd.[2]	8,216,000	12,229
ServiceMaster Global Holdings, Inc.[1]	303,000	11,890
China Lodging Group, Ltd. (ADR)	379,000	11,848
Poundland Group PLC[2]	3,718,064	11,365
Chow Sang Sang Holdings International Ltd.[2]	6,471,300	10,615
Homeinns Hotel Group (ADR)[1]	296,700	10,135
NagaCorp Ltd.[2]	14,382,000	9,064
Rightmove PLC[2]	142,000	8,583
John Wiley & Sons, Inc., Class A	189,000	8,511
Tesla Motors, Inc.[1]	35,000	8,400
Minor International PCL, nonvoting depositary receipt (Thailand)[2]	8,100,000	8,093
Mothercare PLC[1,2]	2,451,000	7,947
Hathway Cable and Datacom Ltd.[1,2]	11,750,000	7,849
Toll Brothers, Inc.[1]	225,000	7,493
Belmond Ltd., Class A1	784,000	7,448
Eros International PLC, Class A1	759,296	6,948
Playmates Toys Ltd.[2]	27,164,000	6,855
SSI Group, Inc.[1,2]	93,136,500	6,789
Tarena International, Inc., Class A (ADR)[1]	576,000	6,013
Intercontinental Hotels Group PLC[2]	149,530	5,802
Cie. Plastic Omnium SA2	178,600	5,658
Cabela’s Inc.[1]	115,000	5,374
Inchcape PLC[2]	464,600	5,342
Resorttrust, Inc.[2]	195,000	5,147
Daily Mail and General Trust PLC, Class A, nonvoting[2]	485,000	4,981
Lands’ End, Inc.[1]	200,000	4,688
OSIM International Ltd[2]	6,049,600	4,595
DO & CO AG, non-registered shares[2]	42,190	4,575
Talwalkars Better Value Fitness Ltd.[2]	1,020,000	4,191
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 160

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Hankook Tire Co., Ltd.[1,2]	101,174	$4,039
American Axle & Manufacturing Holdings, Inc.[1]	202,000	3,826
TravelCenters of America LLC[1]	400,000	3,760
B2W - Cia. Digital, ordinary nominative[1]	919,300	3,539
Brunello Cucinelli SpA[2]	178,865	3,153
Zhongsheng Group Holdings Ltd.[2]	5,067,500	3,045
POLYTEC Holding AG, non-registered shares[2]	364,350	3,026
Whistler Blackcomb Holdings Inc.	150,000	2,705
Xiabuxiabu Catering Management (China) Holdings Co., Ltd.[2]	6,747,500	2,663
GVC Holdings PLC[2]	374,748	2,561
I.T Limited[2]	9,630,000	2,549
Greene King PLC[2]	180,000	2,456
PT Multipolar Tbk[2]	108,878,700	2,014
L’Occitane International SA2	879,671	1,699
Sitoy Group Holdings Ltd.[2]	4,206,000	1,662
Mando Corp.[2]	10,226	1,434
Tuesday Morning Corp.[1]	200,000	1,300
Ripley Corp SA	3,160,659	1,297
William Hill PLC[2]	205,200	1,197
Parkson Retail Asia Ltd.[2]	6,212,000	1,161
Phorm Corp. Ltd.[1,2]	24,010,000	752
Future Bright Holdings Ltd.[2]	6,810,000	683
International Housewares Retail Co. Ltd.[2]	3,900,000	573
Dick Smith Holdings Ltd.[2]	1,663,000	426
China Zenix Auto International Ltd. (ADR)[1]	428,500	330
Global Mediacom Tbk PT2	3,025,000	240
Mulberry Group PLC[2]	10,550	147
Ten Alps PLC[1,2]	260,000	9
Five Star Travel Corp.[1,2,4]	219,739	4
		778,538
Health care 15.47%
athenahealth, Inc.[1]	396,600	63,841
Myriad Genetics, Inc.[1]	1,274,898	55,025
Ultragenyx Pharmaceutical Inc.[1]	483,768	54,269
Illumina, Inc.[1]	273,800	52,554
Hikma Pharmaceuticals PLC[2]	1,424,000	48,222
Endo International PLC[1]	759,224	46,480
GW Pharmaceuticals PLC (ADR)[1]	559,950	38,883
Insulet Corp.[1]	907,533	34,314
bluebird bio, Inc.[1]	485,765	31,196
Kite Pharma, Inc.[1]	385,539	23,757
Axovant Sciences Ltd.[1]	1,182,027	21,312
China Biologic Products, Inc.[1]	136,000	19,375
BioMarin Pharmaceutical Inc.[1]	172,000	18,019
EXACT Sciences Corp.[1]	1,608,100	14,843
Neovasc Inc.[1]	3,002,195	13,510
Novadaq Technologies Inc.[1]	1,041,350	13,267
NantKwest, Inc.[1]	460,797	7,986
NantKwest, Inc.[1,2,4]	312,903	5,043
CONMED Corp.	217,065	9,562
Sawai Pharmaceutical Co., Ltd.[2]	132,000	9,037
Ocular Therapeutix, Inc.[1]	887,780	8,318
SSY Group Ltd.[2]	31,707,721	8,134
NuVasive, Inc.[1]	148,000	8,008
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 160

Common stocks Health care (continued)	Shares	Value (000)
Teleflex Inc.	60,200	$7,913
Puma Biotechnology, Inc.[1]	87,600	6,868
Team Health Holdings, Inc.[1]	151,250	6,638
Fisher & Paykel Healthcare Corp. Ltd.[2]	1,076,385	6,534
Hologic, Inc.[1]	140,000	5,417
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	4,339
Circassia Pharmaceuticals PLC[1,2]	844,006	3,971
Mauna Kea Technologies SA1,2,3	958,400	3,200
OTCPharm PJSC[1,2]	706,865	2,223
EOS imaging SA1,2	380,000	2,032
PT Siloam International Hospitals Tbk[2]	627,000	444
QRxPharma Ltd.[1,2]	4,129,927	—
		654,534
Information technology 13.28%
Qorvo, Inc.[1]	1,783,038	90,757
AAC Technologies Holdings Inc.[2]	8,558,600	55,642
Palo Alto Networks, Inc.[1]	282,991	49,846
Kakaku.com, Inc.[2]	1,575,000	31,093
Topcon Corp.[2]	1,360,510	23,023
Sunny Optical Technology (Group) Co., Ltd.[2]	10,024,000	22,902
YY Inc., Class A (ADR)[1]	363,000	22,677
Zoopla Property Group PLC[2]	5,616,720	19,830
Hamamatsu Photonics KK2	717,053	19,654
Cray Inc.[1]	603,700	19,590
QLogic Corp.[1]	1,576,900	19,238
Semiconductor Manufacturing International Corp.[1,2]	154,916,500	15,723
Cypress Semiconductor Corp.[1]	1,593,000	15,627
Zebra Technologies Corp., Class A1	215,000	14,975
Sonus Networks, Inc.[1]	2,056,500	14,663
VTech Holdings Ltd.[2]	1,140,000	11,777
Inphi Corp.[1]	426,000	11,511
Silicon Laboratories Inc.[1]	221,000	10,727
Cognex Corp.	290,000	9,793
RIB Software AG2	792,445	9,692
Delta Electronics (Thailand) PCL[2]	3,667,800	7,712
CDW Corp.	140,000	5,886
iDreamSky Technology Ltd., Class A (ADR)[1]	429,000	5,744
Alten SA, non-registered shares[2]	85,500	4,958
Suprema Inc.[1,2]	310,000	4,309
Viavi Solutions Inc.[1]	678,000	4,129
Syntel, Inc.[1]	88,000	3,982
Lumentum Holdings Inc.[1]	169,120	3,724
ON Semiconductor Corp.[1]	370,000	3,626
Semtech Corp.[1]	191,000	3,614
Finisar Corp.[1]	233,000	3,388
Computer Modelling Group Ltd.	491,252	3,188
M/A-COM Technology Solutions Holdings, Inc.[1]	73,215	2,994
Jay Mart PCL[2]	13,851,550	2,915
Goldpac Group Ltd.[2]	6,465,000	2,818
SciQuest, Inc.[1]	183,500	2,380
Ixia[1]	177,000	2,200
Persistent Systems Ltd.[2]	211,496	2,049
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 160

Common stocks Information technology (continued)	Shares	Value (000)
Pandora Media, Inc.[1]	135,000	$1,810
QIWI PLC, Class B (ADR)	92,500	1,660
		561,826
Industrials 9.58%
International Container Terminal Services, Inc.[2]	30,840,000	45,992
AA PLC[2]	7,606,604	35,022
ITT Corp.	801,000	29,092
Moog Inc., Class A1	432,100	26,185
JVM Co., Ltd.[1,2,3]	411,500	19,489
AKR Corporindo Tbk PT2	37,356,800	19,339
PARK24 Co., Ltd.[2]	749,300	18,181
ABM Industries Inc.	589,900	16,795
J. Kumar Infraprojects Ltd.[2]	2,901,000	16,310
Carborundum Universal Ltd.[2]	5,090,000	14,138
Orbital ATK, Inc.	137,150	12,253
Clean Harbors, Inc.[1]	293,000	12,204
Waste Connections, Inc.	194,600	10,960
Amara Raja Batteries Ltd.[2]	810,712	10,508
NORMA Group SE, non-registered shares[2]	180,718	9,988
Intertek Group PLC[2]	235,000	9,611
Summit Ascent Holdings Ltd.[1,2]	19,440,000	8,375
Johnson Electric Holdings Ltd.[2]	2,378,000	8,142
Alliance Global Group, Inc.[2]	23,370,000	7,978
PayPoint PLC[2]	520,000	7,062
Unique Engineering and Construction PCL[2]	11,298,000	6,863
Generac Holdings Inc.[1]	213,300	6,350
Geberit AG2	16,500	5,550
Northgate PLC[2]	859,900	4,987
KEYW Holding Corp.[1]	750,000	4,515
Aida Engineering, Ltd.[2]	432,000	4,460
Gujarat Pipavav Port Ltd.[1,2]	1,985,000	4,221
CJ Korea Express Co., Ltd.[1,2]	24,500	3,980
CAE Inc.	337,000	3,739
Bossard Holding AG2	31,400	3,417
Frigoglass SAIC[1,2]	1,427,939	2,929
CIMC Enric Holdings Ltd.[2]	5,016,000	2,922
Landstar System, Inc.	46,600	2,733
Pegasus Hava Tasimaciligi AS1,2	385,000	2,317
Orient Overseas (International) Ltd.[2]	438,000	2,095
Rheinmetall AG2	29,000	1,931
Chart Industries, Inc.[1]	103,900	1,866
TD Power Systems Ltd.[2]	286,208	1,317
COSCO Pacific Ltd.[2]	910,000	1,003
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative[1]	555,200	373
Shun Tak Holdings Ltd.[2]	906,000	340
		405,532
Consumer staples 6.76%
Sprouts Farmers Market, Inc.[1]	3,726,926	99,099
COSMOS Pharmaceutical Corp.[2]	224,000	35,284
Herbalife Ltd.[1]	579,500	31,073
Puregold Price Club, Inc.[2]	37,418,000	27,564
Coca-Cola Icecek AS, Class C2	1,108,100	14,106
Hypermarcas SA, ordinary nominative[1]	2,253,800	12,368
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 160

Common stocks Consumer staples (continued)	Shares	Value (000)
Treasury Wine Estates Ltd.[2]	1,834,975	$11,015
PZ Cussons PLC[2]	2,605,000	10,932
SalMar ASA[2]	570,000	9,956
Emperador Inc.[2]	45,300,000	8,605
Super Group Ltd.[2]	11,464,000	6,744
Kernel Holding SA2	493,041	6,034
Petra Foods Ltd.[2]	3,730,000	5,521
Del Monte Pacific Ltd.[2]	16,286,223	4,648
Lenta Ltd. (GDR)[1,2]	240,000	1,621
Stock Spirits Group PLC[2]	746,100	1,536
		286,106
Financials 6.72%
Kotak Mahindra Bank Ltd.[2]	3,282,732	35,882
Essent Group Ltd.[1]	1,249,064	27,342
Kemper Corp.	700,000	26,075
Avanza Bank Holding AB2	599,614	26,026
Land and Houses PCL, nonvoting depository receipt[2]	69,190,000	18,112
K. Wah International Holdings Ltd.[2]	40,075,321	17,205
Old Republic International Corp.	909,400	16,942
Shriram Transport Finance Co. Ltd.[2]	1,159,955	15,003
WHA Corp. PCL[1,2]	157,857,350	12,469
Chailease Holding Co. Ltd.[2]	6,886,880	11,829
Endurance Specialty Holdings Ltd.	110,000	7,039
Signature Bank[1]	42,000	6,441
EFG International AG2	562,925	5,913
City Union Bank Ltd.[2]	4,125,000	5,739
Altisource Residential Corp.	451,407	5,602
Bank of Ireland[1,2]	14,099,515	5,206
LSL Property Services PLC[2]	1,190,000	4,999
Mahindra Lifespace Developers Ltd.[2]	681,356	4,862
Cathay General Bancorp, Inc.	155,000	4,856
Golden Wheel Tiandi Holdings Co. Ltd.[2]	49,482,000	4,360
Texas Capital Bancshares, Inc.[1]	86,600	4,280
Numis Corp. PLC[2]	1,118,302	4,037
Tune Ins Holdings Bhd.[2]	13,112,000	3,935
BankUnited, Inc.	82,000	2,957
Inversiones La Construcción SA	205,000	2,101
National Bank of Pakistan[2]	3,370,000	1,740
Lai Sun Development Co. Ltd.[2]	100,931,666	1,546
Premium Leisure Corp.[2]	80,900,000	1,094
Altisource Asset Management Corp.[1]	48,474	832
		284,424
Energy 3.80%
InterOil Corp.[1]	1,184,235	37,209
Laredo Petroleum, Inc.[1]	4,534,000	36,227
SM Energy Co.	646,000	12,700
Pason Systems Inc.	791,000	11,084
Amerisur Resources PLC[1,2]	27,117,360	9,862
Oasis Petroleum Inc.[1]	1,333,000	9,824
Ophir Energy PLC[1,2]	6,652,492	9,603
Venture Global LNG, Inc., Class C1,2,3,4,5	2,760	8,280
Lekoil Ltd. (CDI)[1,2]	21,413,600	5,875
Veresen Inc.	879,100	5,629
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 160

Common stocks Energy (continued)	Shares	Value (000)
Exillon Energy PLC[1,2]	3,470,438	$5,470
Victoria Oil & Gas PLC[1,2,3]	6,966,560	3,613
Carrizo Oil & Gas, Inc.[1]	41,273	1,221
Genel Energy PLC[1,2]	400,600	993
Canadian Overseas Petroleum Ltd.[1,3]	11,225,000	325
Canadian Overseas Petroleum Ltd.[1,4]	8,000,000	231
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2,3]	6,050,000	178
Circle Oil PLC[1,2]	22,687,000	627
Providence Resources PLC[1,2]	2,490,250	533
Tethys Petroleum Ltd.[1]	10,075,550	437
Cairn Energy PLC[1,2]	185,233	430
Range Resources Ltd.[1,2]	38,707,800	186
Borders & Southern Petroleum PLC[1,2]	7,028,100	161
BNK Petroleum Inc.[1]	756,920	115
International Petroleum Ltd.[1,2]	54,894,353	112
African Petroleum Corp. Ltd.[1,2]	336,363	60
Esrey Energy Ltd.[1]	825,000	24
		161,009
Materials 3.61%
PolyOne Corp.	720,168	22,873
Lundin Mining Corp.[1]	7,025,000	19,292
Sirius Minerals Plc[1,2]	79,015,210	17,176
AptarGroup, Inc.	170,000	12,350
HudBay Minerals Inc.	2,720,000	10,438
Time Technoplast Ltd.[2,3]	11,888,000	10,131
Stillwater Mining Co.[1]	1,100,000	9,427
CPMC Holdings Ltd.[2]	12,800,000	7,885
Lenzing AG2	82,000	6,184
Silgan Holdings Inc.	109,000	5,855
Mayr-Melnhof Karton AG, non-registered shares[2]	45,300	5,637
United States Steel Corp.	575,000	4,588
Synthomer PLC[2]	900,000	4,192
Arkema SA2	56,300	3,938
Buzzi Unicem SPA[2]	220,000	3,915
Greatview Aseptic Packaging Co. Ltd.[2]	5,000,000	2,260
Nampak Ltd.[2]	1,187,849	1,905
Sylvania Platinum Ltd. (CDI)[1,2,3]	15,000,000	1,686
Rusoro Mining Ltd.[1]	25,530,432	1,015
Huntsman Corp.	68,600	780
Hummingbird Resources PLC[1,2]	3,475,000	640
Kenmare Resources PLC[1,2]	54,706,150	371
Sundance Resources Ltd.[1,2]	4,251,099	32
Orsu Metals Corp.[1]	588,231	8
Indochine Mining Ltd.[1,2,3]	73,199,466	—
		152,578
Utilities 1.91%
ENN Energy Holdings Ltd.[2]	9,515,700	50,443
CT Environmental Group Ltd.[2]	40,064,000	13,090
Glow Energy PCL[2]	3,930,000	8,003
Greenko Group PLC[1,2]	2,280,000	3,311
Ratchaburi Electricity Generating Holding PCL[2]	2,300,000	3,025
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 160

Common stocks Utilities (continued)	Shares	Value (000)
Energy World Corp. Ltd.[1,2]	10,883,000	$1,823
Mytrah Energy Ltd.[1,2]	1,700,000	1,128
		80,823
Telecommunication services 0.06%
Total Access Communication PCL[2]	1,602,200	1,326
Hutchison Telecommunications Hong Kong Holdings Ltd.[2]	3,200,000	1,107
		2,433
Miscellaneous 4.94%
Other common stocks in initial period of acquisition		209,226
Total common stocks (cost: $3,454,748,000)		3,577,029
Rights & warrants 0.01% Energy 0.00%
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2,3]	2,555,000	46
Range Resources Ltd., warrants, expire 2016[1,2]	33,500,000	—
		46
Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		271
Total rights & warrants (cost: $280,000)		317
Convertible stocks 0.16% Health care 0.16%
Stemcentrx, Inc., Series F-1, convertible preferred[2,5]	274,000	6,913
Total convertible stocks (cost: $3,307,000)		6,913
Bonds, notes & other debt instruments 0.22% U.S. Treasury bonds & notes 0.22% U.S. Treasury 0.22%	Principal amount (000)
U.S. Treasury 2.125% 2016	$ 9,125	9,152
Total bonds, notes & other debt instruments (cost: $9,155,000)		9,152
Short-term securities 15.04%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.42% due 1/22/2016	35,500	35,492
Fannie Mae 0.23% due 3/1/2016	23,300	23,295
Federal Home Loan Bank 0.12%–0.52% due 1/8/2016–5/27/2016	382,100	381,973
Liberty Street Funding Corp. 0.49% due 3/1/2016[4]	25,800	25,774
Mizuho Bank, Ltd. 0.28%–0.35% due 1/14/2016–2/25/2016[4]	81,200	81,175
National Australia Bank Ltd. 0.24% due 2/2/2016[4]	26,900	26,893
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[4]	3,400	3,399
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 160

Short-term securities	Principal amount (000)	Value (000)
Svenska Handelsbanken Inc. 0.32% due 2/8/2016[4]	$31,300	$31,286
Total Capital Canada Ltd. 0.19% due 1/25/2016[4]	27,100	27,094
Total short-term securities (cost: $636,353,000)		636,381
Total investment securities 99.96% (cost: $4,103,843,000)		4,229,792
Other assets less liabilities 0.04%		1,711
Net assets 100.00%		$4,231,503
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $56,654,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	1/25/2016	UBS AG	$359	A$500	$(5)
Australian dollars	2/18/2016	Barclays Bank PLC	$360	A$500	(3)
British pounds	1/29/2016	HSBC Bank	$39,514	£26,517	419
British pounds	1/29/2016	Citibank	$17,975	£12,070	180
Euros	1/29/2016	HSBC Bank	$3,892	€3,586	(8)
Japanese yen	1/12/2016	UBS AG	$4,306	¥528,290	(90)
Singapore dollars	2/24/2016	Barclays Bank PLC	$5,367	S$7,612	8
					$501
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,610,284,000, which represented 38.05% of the net assets of the fund. This amount includes $1,549,663,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $209,179,000, which represented 4.94% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Class C	5/1/2015	$8,280	$8,280.20%
Stemcentrx, Inc., Series F-1, convertible preferred	6/10/2014	3,307	6,913.16
Total private placement securities		$ 11,587	$ 15,193.36%

Key to abbreviations and symbols
ADR = American Depositary Receipts	A$ = Australian dollars	¥ = Japanese yen
CDI = CREST Depository Interest	€ = Euros	S$ = Singapore dollars
GDR = Global Depositary Receipts	GBP/£ = British pounds
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 160

Growth Fund
Investment portfolio
December 31, 2015
Common stocks 96.79% Consumer discretionary 22.46%	Shares	Value (000)
Amazon.com, Inc.[1]	2,144,216	$1,449,254
Home Depot, Inc.	6,170,000	815,982
Comcast Corp., Class A	8,785,000	495,738
Twenty-First Century Fox, Inc., Class A	8,285,000	225,021
Charter Communications, Inc., Class A1	1,106,000	202,509
Starbucks Corp.	3,185,000	191,196
NIKE, Inc., Class B	2,680,000	167,500
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	840,000	155,400
MGM Resorts International[1]	6,037,900	137,181
Luxottica Group SpA[2]	1,739,000	113,364
Lowe’s Companies, Inc.	1,285,680	97,763
Liberty Global PLC, Class C1	2,275,000	92,752
Netflix, Inc.[1]	805,000	92,076
Lennar Corp., Class A	1,500,000	73,365
Mattel, Inc.	2,425,000	65,887
Tesla Motors, Inc.[1]	268,000	64,323
CBS Corp., Class B	1,360,000	64,097
Expedia, Inc.	498,000	61,901
Jarden Corp.[1]	950,000	54,264
Tiffany & Co.	589,000	44,935
Walt Disney Co.	350,000	36,778
Sturm, Ruger & Co., Inc.	563,488	33,589
Toyota Motor Corp.[2]	535,000	32,838
Domino’s Pizza, Inc.	275,000	30,594
Ralph Lauren Corp., Class A	208,000	23,188
L’Occitane International SA2	10,513,000	20,302
Wynn Resorts, Ltd.	276,140	19,106
Chipotle Mexican Grill, Inc.[1]	38,500	18,474
Carnival Corp., units	290,000	15,799
		4,895,176
Information technology 21.33%
Microsoft Corp.	13,810,000	766,179
Facebook, Inc., Class A1	4,332,685	453,459
ASML Holding NV (New York registered)	3,034,016	269,330
ASML Holding NV2	1,808,186	161,139
Visa Inc., Class A	4,332,000	335,947
Alphabet Inc., Class A1	224,000	174,274
Alphabet Inc., Class C1	195,625	148,456
Avago Technologies Ltd.	2,215,100	321,522
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	48,537,000	209,441
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,425,392	32,428
Apple Inc.	2,256,300	237,498
LinkedIn Corp., Class A1	788,650	177,509
Nintendo Co., Ltd.[2]	1,114,960	153,487
salesforce.com, inc.[1]	1,915,000	150,136
American Funds Insurance Series — Growth Fund — Page 14 of 160

Common stocks Information technology (continued)	Shares	Value (000)
NetSuite Inc.[1]	1,608,600	$136,120
Hexagon AB, Class B2	3,152,551	116,794
Murata Manufacturing Co., Ltd.[2]	678,500	97,383
Adobe Systems Inc.[1]	1,000,000	93,940
Autodesk, Inc.[1]	1,310,000	79,818
Dolby Laboratories, Inc., Class A	2,166,221	72,893
Twitter, Inc.[1]	2,775,000	64,213
Intel Corp.	1,580,000	54,431
Amphenol Corp., Class A	935,000	48,835
Intuit Inc.	485,000	46,803
MercadoLibre, Inc.	380,000	43,449
Finisar Corp.[1]	2,554,000	37,135
PayPal Holdings, Inc.[1]	907,000	32,833
Alibaba Group Holding Ltd. (ADR)[1]	360,000	29,257
TE Connectivity Ltd.	390,000	25,198
Demandware, Inc.[1]	425,000	22,937
Texas Instruments Inc.	385,000	21,102
Workday, Inc., Class A1	228,700	18,223
VeriSign, Inc.[1]	185,000	16,162
		4,648,331
Health care 17.17%
Express Scripts Holding Co.[1]	4,793,208	418,974
UnitedHealth Group Inc.	3,330,000	391,741
Regeneron Pharmaceuticals, Inc.[1]	627,400	340,597
Vertex Pharmaceuticals Inc.[1]	2,492,000	313,568
Incyte Corp.[1]	2,842,500	308,269
Centene Corp.[1]	4,104,200	270,097
Hologic, Inc.[1]	5,043,000	195,114
Humana Inc.	993,200	177,296
Thermo Fisher Scientific Inc.	1,240,000	175,894
Gilead Sciences, Inc.	1,070,000	108,273
Myriad Genetics, Inc.[1]	2,284,247	98,588
Biogen Inc.[1]	300,000	91,905
Medtronic PLC	1,170,000	89,996
Intuitive Surgical, Inc.[1]	155,800	85,092
Agios Pharmaceuticals, Inc.[1]	1,282,120	83,235
ResMed Inc.	1,480,000	79,461
Merck & Co., Inc.	1,425,000	75,269
Boston Scientific Corp.[1]	3,100,000	57,164
Baxalta Inc.	1,397,119	54,530
Abbott Laboratories	1,157,200	51,970
Intercept Pharmaceuticals, Inc.[1]	325,000	48,539
Quintiles Transnational Holdings Inc.[1]	655,000	44,972
bluebird bio, Inc.[1]	683,000	43,862
Alnylam Pharmaceuticals, Inc.[1]	426,000	40,104
Eli Lilly and Co.	267,000	22,497
Brookdale Senior Living Inc.[1]	1,150,000	21,229
Novo Nordisk A/S, Class B2	327,000	18,796
Bristol-Myers Squibb Co.	221,000	15,203
Baxter International Inc.	281,000	10,720
St. Jude Medical, Inc.	150,000	9,266
InnovaCare Inc.[1,2,3]	2,843,000	1,194
		3,743,415
American Funds Insurance Series — Growth Fund — Page 15 of 160

Common stocks Financials 12.82%	Shares	Value (000)
Wells Fargo & Co.	10,401,096	$565,404
Berkshire Hathaway Inc., Class A1	1,710	338,238
Berkshire Hathaway Inc., Class B1	363,734	48,027
PNC Financial Services Group, Inc.	1,898,600	180,955
Legal & General Group PLC[2]	45,158,246	178,096
JPMorgan Chase & Co.	2,503,720	165,321
Capital One Financial Corp.	2,120,000	153,022
American International Group, Inc.	2,333,300	144,595
Onex Corp.	2,342,800	143,612
Arch Capital Group Ltd.[1]	1,800,000	125,550
American Tower Corp.	880,000	85,316
ACE Ltd.	707,366	82,656
Goldman Sachs Group, Inc.	434,400	78,292
FCB Financial Holdings, Inc., Class A1	1,680,000	60,127
Bank of America Corp.	3,240,000	54,529
Financial Engines, Inc.	1,365,000	45,959
Leucadia National Corp.	2,589,740	45,036
Markit Ltd.[1]	1,176,900	35,507
Iron Mountain Inc.	1,300,000	35,113
First Republic Bank	495,000	32,700
CME Group Inc., Class A	350,100	31,719
W. R. Berkley Corp.	550,000	30,112
Crown Castle International Corp.	265,000	22,909
Legg Mason Partners Equity Fund	565,000	22,165
BlackRock, Inc.	60,000	20,431
Fifth Third Bancorp	980,000	19,698
Charles Schwab Corp.	590,000	19,429
Morgan Stanley	411,000	13,074
PacWest Bancorp	250,000	10,775
LendingClub Corp.[1]	629,200	6,953
		2,795,320
Consumer staples 8.82%
Costco Wholesale Corp.	2,330,000	376,295
Philip Morris International Inc.	3,615,000	317,795
Coca-Cola Co.	4,670,000	200,623
Kerry Group PLC, Class A2	2,000,000	165,510
Kroger Co.	3,710,000	155,189
Constellation Brands, Inc., Class A	1,075,000	153,123
Kraft Heinz Co.	1,500,000	109,140
CVS Health Corp.	1,090,000	106,569
Herbalife Ltd.[1]	1,704,594	91,400
Glanbia PLC[2]	3,043,077	55,960
Walgreens Boots Alliance, Inc.	615,000	52,370
Mead Johnson Nutrition Co.	650,000	51,317
TreeHouse Foods, Inc.[1]	472,766	37,093
Coca-Cola Enterprises, Inc.	470,000	23,143
Pinnacle Foods Inc.	425,000	18,046
Reynolds American Inc.	190,000	8,769
		1,922,342
Industrials 6.13%
Boeing Co.	2,250,000	325,327
Oshkosh Corp.[4]	4,947,000	193,131
Rockwell Collins, Inc.	1,775,000	163,832
American Funds Insurance Series — Growth Fund — Page 16 of 160

Common stocks Industrials (continued)	Shares	Value (000)
Grafton Group PLC, units[2]	7,866,000	$85,603
General Dynamics Corp.	555,000	76,235
MTU Aero Engines AG2	751,034	73,211
Fastenal Co.	1,590,000	64,904
Northrop Grumman Corp.	270,000	50,979
Stericycle, Inc.[1]	375,000	45,225
Meggitt PLC[2]	7,758,850	42,796
Cummins Inc.	475,000	41,805
Norfolk Southern Corp.	478,809	40,502
Robert Half International Inc.	845,000	39,833
TransDigm Group Inc.[1]	169,000	38,608
Caterpillar Inc.	490,000	33,300
Masco Corp.	722,000	20,433
		1,335,724
Energy 5.79%
Concho Resources Inc.[1]	2,149,000	199,556
Suncor Energy Inc.	5,502,090	142,036
Noble Energy, Inc.	3,863,000	127,209
Schlumberger Ltd.	1,600,000	111,600
Weatherford International PLC[1]	11,315,007	94,933
Pioneer Natural Resources Co.	749,000	93,910
Chevron Corp.	1,000,000	89,960
Core Laboratories NV	561,198	61,025
Halliburton Co.	1,600,000	54,464
FMC Technologies, Inc.[1]	1,765,000	51,203
Cimarex Energy Co.	419,700	37,513
EOG Resources, Inc.	527,400	37,335
Murphy Oil Corp.	1,577,300	35,410
Royal Dutch Shell PLC, Class B (ADR)	760,100	34,995
Peyto Exploration & Development Corp.	1,870,000	33,610
Enbridge Inc. (CAD denominated)	751,975	24,999
Helmerich & Payne, Inc.	259,800	13,912
Tourmaline Oil Corp.[1]	547,000	8,835
Seven Generations Energy Ltd., Class A1	892,478	8,694
		1,261,199
Materials 1.27%
E.I. du Pont de Nemours and Co.	1,990,000	132,534
Potash Corp. of Saskatchewan Inc.	4,000,000	68,480
Praxair, Inc.	385,000	39,424
HudBay Minerals Inc.	5,617,200	21,556
FMC Corp.	397,400	15,550
		277,544
Telecommunication services 0.62%
Zayo Group Holdings, Inc.[1]	3,599,000	95,697
T-Mobile US, Inc.[1]	650,000	25,428
Vodafone Group PLC[2]	4,300,000	13,909
		135,034
American Funds Insurance Series — Growth Fund — Page 17 of 160

Common stocks Utilities 0.18%	Shares	Value (000)
Exelon Corp.	1,405,000	$39,017
KGen Power Corp.[1,2,4,5]	3,166,128	1,140
		40,157
Miscellaneous 0.20%
Other common stocks in initial period of acquisition		44,565
Total common stocks (cost: $14,299,040,000)		21,098,807
Rights & warrants 0.00% Energy 0.00%
Kinder Morgan, Inc., warrants, expire 2017[1]	5,585,520	336
Total rights & warrants (cost: $20,065,000)		336
Convertible stocks 0.06% Consumer discretionary 0.06%
Uber Technologies, Inc., Series F, convertible preferred[2,5]	268,677	13,104
Total convertible stocks (cost: $10,650,000)		13,104
Short-term securities 3.42%	Principal amount (000)
Chevron Corp. 0.17%–0.23% due 1/11/2016–2/16/2016[3]	$136,700	136,677
Emerson Electric Co. 0.22% due 1/20/2016[3]	42,100	42,094
Estée Lauder Companies Inc. 0.35% due 1/11/2016[3]	30,000	29,998
Federal Farm Credit Banks 0.18% due 1/21/2016	21,600	21,598
Federal Home Loan Bank 0.12%–0.58% due 1/8/2016–6/20/2016	416,200	415,818
Freddie Mac 0.16%–0.51% due 1/6/2016–4/26/2016	67,600	67,544
Jupiter Securitization Co., LLC 0.43% due 1/13/2016[3]	31,400	31,395
Total short-term securities (cost: $744,979,000)		745,124
Total investment securities 100.27% (cost: $15,074,734,000)		21,857,371
Other assets less liabilities (0.27)%		(59,687)
Net assets 100.00%		$21,797,684
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Growth Fund — Page 18 of 160

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,556,484,000, which represented 7.14% of the net assets of the fund. This amount includes $1,541,046,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $241,357,000, which represented 1.11% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$10,650	$13,104.06%
KGen Power Corp.	12/19/2006	1,203	1,140.01
Total private placement securities		$ 11,853	$ 14,244.07%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 19 of 160

International Fund
Investment portfolio
December 31, 2015
Common stocks 90.88% Financials 19.92%	Shares	Value (000)
AIA Group Ltd.[1]	34,295,700	$204,319
HDFC Bank Ltd.[1]	7,077,600	141,471
HDFC Bank Ltd. (ADR)	352,300	21,702
Barclays PLC[1]	47,214,347	152,818
Cheung Kong Property Holdings Ltd.[1]	19,409,836	125,216
Prudential PLC[1]	4,380,265	98,065
Credit Suisse Group AG1	3,174,427	68,610
UBS Group AG1	3,019,651	58,110
BNP Paribas SA1	966,046	54,682
Commerzbank AG, non-registered shares[1,2]	4,107,954	42,532
Kotak Mahindra Bank Ltd.[1]	3,597,048	39,317
Ayala Land, Inc.[1]	53,650,700	39,172
Sberbank of Russia (ADR)[1]	6,554,000	38,228
Sun Hung Kai Properties Ltd.[1]	2,998,666	35,990
Housing Development Finance Corp. Ltd.[1]	1,890,000	35,907
UniCredit SpA[1]	6,051,905	33,334
Henderson Land Development Co. Ltd.[1]	5,316,095	32,361
Wharf (Holdings) Ltd.[1]	5,653,000	31,203
Resona Holdings, Inc.[1]	6,090,000	29,560
Siam Commercial Bank PCL[1]	6,825,004	22,523
Axis Bank Ltd.[1]	3,222,055	21,737
Metropolitan Bank & Trust Co.[1]	12,130,000	20,750
HSBC Holdings PLC (HKD denominated)[1]	2,549,363	20,218
Société Générale[1]	350,575	16,171
ING Groep NV, depository receipts[1]	1,183,000	15,924
AXA SA1	497,312	13,596
Assicurazioni Generali SpA[1]	665,000	12,159
RSA Insurance Group PLC[1]	1,542,100	9,690
Standard Chartered PLC[1]	669,285	5,553
Standard Chartered PLC (HKD denominated)[1]	492,085	4,136
Bankia, SA1	8,239,309	9,582
Investment AB Kinnevik, Class B1	256,233	7,855
RioCan Real Estate Investment Trust	433,978	7,430
Bank of the Philippine Islands[1]	4,130,000	7,350
Royal Bank of Canada	135,000	7,234
Hana Financial Group Inc.[1]	315,000	6,308
		1,490,813
Information technology 12.99%
Baidu, Inc., Class A (ADR)[2]	971,500	183,652
Tencent Holdings Ltd.[1]	9,337,900	182,164
Samsung Electronics Co., Ltd.[1]	108,419	115,773
Nintendo Co., Ltd.[1]	807,500	111,162
Alibaba Group Holding Ltd. (ADR)[2]	933,200	75,841
ASML Holding NV1	685,834	61,119
Murata Manufacturing Co., Ltd.[1]	315,500	45,283
American Funds Insurance Series — International Fund — Page 20 of 160

Common stocks Information technology (continued)	Shares	Value (000)
MediaTek Inc.[1]	5,924,000	$44,770
Gemalto NV1	666,904	39,849
Tech Mahindra Ltd.[1]	3,367,914	26,448
Samsung SDI Co., Ltd.[1]	254,899	24,477
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	3,820,000	16,484
Keyence Corp.[1]	24,600	13,502
Infineon Technologies AG1	912,346	13,351
Worldpay Group PLC[1,2]	2,356,900	10,687
Yandex NV, Class A2	477,000	7,498
		972,060
Health care 12.39%
Novartis AG1	3,780,150	323,114
UCB SA1	1,115,496	100,408
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	1,735,509	56,087
Grifols, SA, Class A, non-registered shares[1]	440,500	20,279
Grifols, SA, Class B (ADR)	396,845	12,857
Bayer AG1	702,771	88,171
Takeda Pharmaceutical Co. Ltd.[1]	1,556,400	77,483
Novo Nordisk A/S, Class B1	1,096,000	62,999
Teva Pharmaceutical Industries Ltd. (ADR)	691,800	45,410
Merck KGaA[1]	420,900	40,883
Astellas Pharma Inc.[1]	2,322,700	32,992
Chugai Pharmaceutical Co., Ltd.[1]	581,000	20,249
Fresenius SE & Co. KGaA[1]	231,000	16,519
GlaxoSmithKline PLC[1]	626,000	12,644
Fresenius Medical Care AG & Co. KGaA[1]	104,143	8,774
Sysmex Corp.[1]	90,000	5,756
OTCPharm PJSC[1,2]	705,600	2,219
		926,844
Consumer discretionary 12.14%
Toyota Motor Corp.[1]	1,509,700	92,666
Altice NV, Class A1,2	4,054,716	57,982
Altice NV, Class B1,2	1,118,127	16,177
Numericable-SFR, non-registered shares[1]	1,771,571	64,322
Sands China Ltd.[1]	17,286,000	58,466
Galaxy Entertainment Group Ltd.[1]	17,563,000	54,760
Kering SA1	287,433	48,994
H & M Hennes & Mauritz AB, Class B1	1,297,377	46,199
PT Surya Citra Media Tbk[1]	176,000,000	39,432
Techtronic Industries Co. Ltd.[1]	9,666,000	39,266
Hyundai Motor Co.[1]	278,000	35,030
Li & Fung Ltd.[1]	50,242,000	33,904
Melco Crown Entertainment Ltd. (ADR)	1,985,000	33,348
Mahindra & Mahindra Ltd.[1]	1,712,000	32,780
Hyundai Mobis Co., Ltd.[1]	145,454	30,356
JD.com, Inc., Class A (ADR)[2]	826,500	26,667
Naspers Ltd., Class N1	172,500	23,585
Tata Motors Ltd.[1,2]	3,457,654	20,333
Cie. Générale des Établissements Michelin[1]	198,934	18,888
Global Brands Group Holding Ltd.[1,2]	89,100,000	16,830
Kingfisher PLC[1]	3,437,000	16,642
Restaurant Brands International Inc.	425,300	15,889
adidas AG1	147,000	14,324
American Funds Insurance Series — International Fund — Page 21 of 160

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Astra International Tbk PT1	30,260,000	$13,004
Tele Columbus AG1,2	1,113,750	11,185
B&M European Value Retail SA1	2,427,000	10,176
Renault SA1	95,000	9,523
Whitbread PLC[1]	142,200	9,190
Sony Corp.[1]	295,000	7,227
Liberty Global PLC, Class A2	106,300	4,503
SEGA SAMMY HOLDINGS INC.[1]	421,500	3,936
Prada SpA[1]	503,600	1,563
Genting Singapore PLC[1]	2,094,400	1,129
		908,276
Industrials 10.10%
Airbus Group SE, non-registered shares[1]	2,250,014	151,074
Jardine Matheson Holdings Ltd.[1]	1,091,600	53,001
Rolls-Royce Holdings PLC[1,2]	5,663,000	47,934
Babcock International Group PLC[1]	3,055,615	45,502
CK Hutchison Holdings Ltd.[1]	3,350,836	44,975
SMC Corp.[1]	164,100	42,556
Bureau Veritas SA1	1,596,096	31,763
Ryanair Holdings PLC (ADR)	362,700	31,359
Legrand SA1	545,750	30,803
Toshiba Corp.[1,2]	12,474,000	25,598
China State Construction International Holdings Ltd.[1]	13,878,000	23,999
Nidec Corp.[1]	310,000	22,438
Groupe Eurotunnel SE1	1,790,403	22,219
International Container Terminal Services, Inc.[1]	13,312,000	19,852
VINCI SA1	302,700	19,412
Ashtead Group PLC[1]	1,169,000	19,235
Komatsu Ltd.[1]	1,008,000	16,424
Deutsche Post AG1	549,000	15,461
Recruit Holdings Co., Ltd.[1]	480,000	14,114
Siemens AG1	143,300	13,903
Intertek Group PLC[1]	299,700	12,257
Capita PLC[1]	666,400	11,857
Kühne + Nagel International AG1	77,500	10,626
DP World Ltd.[1]	500,859	10,149
Safran SA1	139,400	9,547
KONE Oyj, Class B1	223,844	9,412
		755,470
Consumer staples 7.14%
Nestlé SA1	1,351,700	100,193
Pernod Ricard SA1	799,200	90,862
Associated British Foods PLC[1]	1,443,588	71,058
AMOREPACIFIC Corp.[1]	149,546	52,521
British American Tobacco PLC[1]	612,000	33,990
Japan Tobacco Inc.[1]	570,000	20,929
Treasury Wine Estates Ltd.[1]	3,429,519	20,588
Uni-Charm Corp.[1]	870,000	17,737
Philip Morris International Inc.	192,400	16,914
Marine Harvest ASA[1,2]	1,129,063	15,201
Reckitt Benckiser Group PLC[1]	119,000	10,954
Orion Corp.[1]	10,790	10,665
SABMiller PLC[1]	155,400	9,308
American Funds Insurance Series — International Fund — Page 22 of 160

Common stocks Consumer staples (continued)	Shares	Value (000)
Indofood Sukses Makmur Tbk PT1	24,400,000	$9,070
Kao Corp.[1]	166,000	8,518
Thai Beverage PCL[1]	16,990,900	8,259
Tesco PLC[1,2]	3,580,000	7,879
Ajinomoto Co., Inc.[1]	322,000	7,621
Hypermarcas SA, ordinary nominative[2]	1,280,000	7,024
Shiseido Co., Ltd.[1]	335,000	6,932
Wal-Mart de México, SAB de CV, Series V	2,065,000	5,211
Glanbia PLC[1]	140,298	2,580
		534,014
Utilities 5.14%
Power Grid Corp. of India Ltd.[1]	59,159,040	125,784
Cheung Kong Infrastructure Holdings Ltd.[1]	8,253,000	76,076
ENN Energy Holdings Ltd.[1]	11,618,000	61,587
SSE PLC[1]	2,093,404	46,877
China Gas Holdings Ltd.[1]	21,150,000	30,432
ACCIONA, SA1	199,700	16,992
Red Eléctrica de Corporación, SA1	169,000	14,086
Engie SA1	605,515	10,716
PT Perusahaan Gas Negara (Persero) Tbk[1]	12,110,000	2,395
		384,945
Materials 4.44%
Syngenta AG1	200,250	78,599
HeidelbergCement AG1	747,240	60,961
Grasim Industries Ltd.[1]	556,401	33,145
Grasim Industries Ltd. (GDR)[1]	131,304	7,822
Rio Tinto PLC[1]	1,062,000	30,950
First Quantum Minerals Ltd.	7,199,000	26,950
CRH PLC[1]	798,000	23,066
Fortescue Metals Group Ltd.[1]	12,847,000	17,328
BASF SE1	160,500	12,270
Amcor Ltd.[1]	1,240,000	12,064
Vale SA, Class A, preferred nominative (ADR)	3,641,300	9,286
Vale SA, Class A, preferred nominative	109,700	284
Givaudan SA1	4,082	7,345
Linde AG1	48,679	7,066
Akzo Nobel NV1	73,350	4,899
		332,035
Telecommunication services 2.85%
SoftBank Group Corp.[1]	1,459,400	73,546
China Mobile Ltd.[1]	2,346,000	26,293
KDDI Corp.[1]	989,600	25,618
MTN Group Ltd.[1]	2,478,600	21,249
Idea Cellular Ltd.[1]	9,700,182	20,991
TalkTalk Telecom Group PLC[1]	4,279,000	13,635
Bharti Airtel Ltd.[1]	2,530,000	12,963
Intouch Holdings PCL[1]	4,542,500	6,510
Intouch Holdings PCL, nonvoting depository receipts[1]	3,813,500	5,466
China Telecom Corp. Ltd., Class H1	14,684,000	6,839
		213,110
American Funds Insurance Series — International Fund — Page 23 of 160

Common stocks Energy 2.58%	Shares	Value (000)
Royal Dutch Shell PLC, Class B1	1,792,900	$40,939
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	502,998	11,301
Oil Search Ltd.[1]	7,640,000	37,404
Canadian Natural Resources, Ltd.	965,700	21,091
BP PLC[1]	3,775,730	19,675
Tullow Oil PLC[1,2]	5,446,000	13,273
Technip SA1	226,005	11,164
TOTAL SA1	215,838	9,612
Suncor Energy Inc.	321,000	8,287
Gazprom PJSC (ADR)[1]	1,713,500	6,352
Eni SpA[1]	425,000	6,296
Repsol, SA, non-registered shares[1]	484,853	5,279
BG Group PLC[1]	191,007	2,770
		193,443
Miscellaneous 1.19%
Other common stocks in initial period of acquisition		89,293
Total common stocks (cost: $6,428,351,000)		6,800,303
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		242
Total rights & warrants (cost: $245,000)		242
Bonds, notes & other debt instruments 1.09% Corporate bonds & notes 0.58% Materials 0.55%	Principal amount (000)
First Quantum Minerals Ltd. 7.00% 2021[3]	$3,725	2,356
First Quantum Minerals Ltd. 7.25% 2022[3]	25,720	16,203
FMG Resources 9.75% 2022[3]	17,728	16,310
Vale Overseas Ltd. 6.875% 2036	1,430	1,007
Vale Overseas Ltd. 6.875% 2039	7,035	4,924
Vale SA 5.625% 2042	95	63
		40,863
Energy 0.03%
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	3,000	2,135
Total corporate bonds & notes		42,998
U.S. Treasury bonds & notes 0.31% U.S. Treasury 0.31%
U.S. Treasury 2.125% 2016[4]	23,450	23,518
Total U.S. Treasury bonds & notes		23,518
Bonds & notes of governments & government agencies outside the U.S. 0.20%
Brazil (Federal Republic of) 10.00% 2025	BRL40,000	7,230
Brazil (Federal Republic of) 6.00% 2050[5]	35,167	7,440
		14,670
Total bonds, notes & other debt instruments (cost: $92,818,000)		81,186
American Funds Insurance Series — International Fund — Page 24 of 160

Short-term securities 7.79%	Principal amount (000)	Value (000)
American Honda Finance Corp. 0.20% due 1/6/2016	$29,300	$29,299
ANZ New Zealand (International) Ltd. 0.40% due 1/13/2016[3]	20,000	19,997
Australia & New Zealand Banking Group, Ltd. 0.28% due 2/12/2016[3]	46,400	46,371
Bank of Montreal 0.32% due 2/16/2016	35,000	34,995
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.42% due 1/28/2016	17,100	17,094
Canadian Imperial Bank of Commerce 0.25% due 1/25/2016	35,000	35,003
Fannie Mae 0.17% due 1/4/2016	25,000	24,999
Federal Home Loan Bank 0.12%–0.30% due 1/8/2016–3/2/2016	128,400	128,386
Freddie Mac 0.20% due 2/24/2016	50,000	49,989
Liberty Street Funding Corp. 0.30% due 1/26/2016[3]	50,000	49,984
Svenska Handelsbanken Inc. 0.40% due 3/2/2016[3]	25,000	24,980
Thunder Bay Funding, LLC 0.49% due 3/22/2016[3]	25,000	24,964
Toronto-Dominion Holdings USA Inc. 0.25% due 2/18/2016[3]	26,700	26,685
Toyota Credit Canada Inc. 0.43% due 3/24/2016	50,000	49,944
Unilever Capital Corp. 0.18% due 1/25/2016[3]	20,000	19,996
Total short-term securities (cost: $582,721,000)		582,686
Total investment securities 99.76% (cost: $7,104,135,000)		7,464,417
Other assets less liabilities 0.24%		18,233
Net assets 100.00%		$7,482,650
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $177,465,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	1/25/2016	UBS AG	$2,512	A$3,500	$(35)
British pounds	2/12/2016	UBS AG	$75,030	£50,000	1,313
Euros	1/22/2016	HSBC Bank	$4,020	€3,666	34
Euros	1/29/2016	Bank of America, N.A.	$18,782	€17,345	(82)
Japanese yen	1/12/2016	UBS AG	$12,863	¥1,578,000	(270)
Japanese yen	1/21/2016	Barclays Bank PLC	$43,427	¥5,269,000	(430)
Japanese yen	1/25/2016	Barclays Bank PLC	$11,629	¥1,413,000	(133)
South Korean won	1/14/2016	JPMorgan Chase	$3,217	KRW3,749,995	20
					$417
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $6,232,108,000, which represented 83.29% of the net assets of the fund. This amount includes $6,010,353,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $249,981,000, which represented 3.34% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $480,000, which represented less than .01% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.

American Funds Insurance Series — International Fund — Page 25 of 160

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
A$ = Australian dollars
BRL = Brazilian reais
€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
¥ = Japanese yen
KRW = South Korean won
American Funds Insurance Series — International Fund — Page 26 of 160

New World Fund®
Investment portfolio
December 31, 2015
Common stocks 78.70% Information technology 15.73%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,757,000	$46,417
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	12,285
AAC Technologies Holdings Inc.[1]	8,054,500	52,365
Baidu, Inc., Class A (ADR)[2]	250,700	47,392
Murata Manufacturing Co., Ltd.[1]	315,300	45,254
Mail.Ru Group Ltd. (GDR)[1,2]	1,778,359	39,987
Alphabet Inc., Class A2	16,900	13,148
Alphabet Inc., Class C2	16,946	12,860
Alcatel-Lucent[1,2]	6,315,000	24,990
Alibaba Group Holding Ltd. (ADR)[2]	252,800	20,545
Cognizant Technology Solutions Corp., Class A2	331,700	19,909
MasterCard Inc., Class A	200,000	19,472
EPAM Systems, Inc.[2]	173,332	13,627
QIWI PLC, Class B (ADR)	742,021	13,319
ASM Pacific Technology Ltd.[1]	1,347,400	10,541
Tencent Holdings Ltd.[1]	427,500	8,340
Hexagon AB, Class B1	157,000	5,817
ASML Holding NV1	57,000	5,080
Tech Mahindra Ltd.[1]	540,000	4,241
Intel Corp.	122,500	4,220
TDK Corp.[1]	59,000	3,774
		423,583
Consumer discretionary 14.42%
Naspers Ltd., Class N1	395,419	54,064
Maruti Suzuki India Ltd.[1]	691,500	48,168
Ctrip.com International, Ltd. (ADR)[2]	986,700	45,714
Domino’s Pizza, Inc.	350,000	38,937
Ryohin Keikaku Co., Ltd.[1]	154,500	31,322
Kroton Educacional SA, ordinary nominative	9,471,200	22,815
Toyota Motor Corp.[1]	318,900	19,574
Mr Price Group Ltd.[1]	1,509,000	19,457
Woolworths Holdings Ltd.[1]	2,300,000	14,863
Matahari Department Store Tbk PT1	8,850,000	11,174
Hyundai Mobis Co., Ltd.[1]	53,000	11,061
Estácio Participações SA, ordinary nominative	2,615,000	9,221
Arcos Dorados Holdings Inc., Class A	2,712,652	8,436
Wynn Macau, Ltd.[1]	6,891,800	7,988
Zee Entertainment Enterprises Ltd.[1]	1,195,000	7,869
Industria de Diseño Textil, SA1	200,000	6,863
Priceline Group Inc.[2]	5,300	6,757
NIKE, Inc., Class B	105,000	6,562
Suzuki Motor Corp.[1]	180,000	5,465
L’Occitane International SA1	2,715,000	5,243
American Funds Insurance Series — New World Fund — Page 27 of 160

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Twenty-First Century Fox, Inc., Class A	160,000	$4,346
Samsonite International SA1	849,000	2,547
		388,446
Financials 12.50%
ICICI Bank Ltd.[1]	6,053,830	23,749
ICICI Bank Ltd. (ADR)	1,075,500	8,421
Fibra Uno Administración, SA de CV	13,586,578	29,949
Citigroup Inc.	560,000	28,980
Housing Development Finance Corp. Ltd.[1]	1,353,000	25,705
AIA Group Ltd.[1]	4,291,600	25,568
American Tower Corp.	245,000	23,753
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,430,000	21,068
HDFC Bank Ltd. (ADR)	208,400	12,837
HDFC Bank Ltd.[1]	390,000	7,796
China Overseas Land & Investment Ltd.[1]	5,492,000	19,069
Kotak Mahindra Bank Ltd.[1]	1,647,772	18,011
Capitec Bank Holdings Ltd.[1]	405,022	14,087
Ping An Insurance (Group) Co. of China, Ltd., Class H1	2,476,000	13,604
Industrial and Commercial Bank of China Ltd., Class H1	22,600,000	13,536
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	4,039,000	11,118
Sberbank of Russia (ADR)[1]	1,150,000	6,708
Sberbank of Russia (ADR)	682,500	3,951
ACE Ltd.	80,000	9,348
Itaú Unibanco Holding SA, preferred nominative	1,000,000	6,655
Prudential PLC[1]	181,320	4,059
Sun Hung Kai Properties Ltd.[1]	254,000	3,049
IDFC Bank Ltd.[1,2]	3,300,000	3,035
IDFC Ltd.[1]	3,300,000	2,508
China Overseas Property Holdings Ltd.[1,2]	1,247,333	202
Ayala Land, Inc., preference shares[1,2]	15,000,000	32
China Construction Bank Corp., Class H1	535	—
		336,798
Health care 9.22%
Novo Nordisk A/S, Class B1	1,035,600	59,527
China Biologic Products, Inc.[2]	331,700	47,254
Novartis AG1	280,500	23,976
Novartis AG (ADR)	134,000	11,530
Hikma Pharmaceuticals PLC[1]	636,500	21,554
Thermo Fisher Scientific Inc.	116,000	16,455
Krka, dd, Novo mesto[1]	232,246	16,439
Cochlear Ltd.[1]	225,000	15,582
Merck & Co., Inc.	260,000	13,733
AstraZeneca PLC[1]	128,000	8,654
Abbott Laboratories	151,000	6,781
Straumann Holding AG1	16,500	4,982
Kalbe Farma Tbk PT1	19,470,000	1,847
		248,314
Consumer staples 7.04%
Lenta Ltd. (GDR)[1,2]	3,441,024	23,238
Lenta Ltd. (GDR)[1,2,3]	1,053,300	7,113
Pernod Ricard SA1	208,900	23,750
Hypermarcas SA, ordinary nominative[2]	3,848,100	21,116
American Funds Insurance Series — New World Fund — Page 28 of 160

Common stocks Consumer staples (continued)	Shares	Value (000)
British American Tobacco PLC[1]	293,000	$16,273
Magnit PJSC (GDR)[1]	388,100	15,526
ITC Ltd.[1]	2,946,478	14,552
United Breweries Ltd.[1]	874,904	12,493
Coca-Cola Co.	275,000	11,814
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	9,135
Kao Corp.[1]	175,000	8,980
Nestlé SA1	73,696	5,463
Procter & Gamble Co.	60,000	4,765
Shiseido Co., Ltd.[1]	223,296	4,621
GRUMA, SAB de CV, Series B	320,000	4,489
Coca-Cola HBC AG (CDI)[1]	173,000	3,688
Coca-Cola Icecek AS, Class C1	200,000	2,546
		189,562
Industrials 5.70%
Airbus Group SE, non-registered shares[1]	431,929	29,001
Cummins Inc.	290,200	25,540
ASSA ABLOY AB, Class B1	992,658	20,791
LT Group, Inc.[1]	53,657,231	16,813
Edenred SA1	644,000	12,134
Gujarat Pipavav Port Ltd.[1,2]	4,910,000	10,442
Meyer Burger Technology AG1,2	1,297,078	7,697
Safran SA1	109,000	7,465
Grupo Aeroportuario del Sureste, SA de CV, Series B	470,000	6,651
Boeing Co.	45,000	6,507
United Technologies Corp.	63,000	6,052
Grupo Aeroportuario del Pacífico SAB de CV	495,482	4,371
		153,464
Energy 4.55%
Reliance Industries Ltd.[1]	3,042,302	46,447
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	6,339,853	27,261
Petróleo Brasileiro SA (Petrobras), preferred nominative[2]	563,600	955
Noble Energy, Inc.	484,000	15,938
Royal Dutch Shell PLC, Class B1	600,000	13,700
Galp Energia, SGPS, SA, Class B1	1,057,173	12,255
Oil Search Ltd.[1]	621,907	3,045
Weatherford International PLC[2]	346,000	2,903
		122,504
Telecommunication services 1.82%
Reliance Communications Ltd.[1,2]	17,458,904	23,149
SoftBank Group Corp.[1]	326,200	16,439
Vodafone Group PLC (ADR)	160,000	5,162
Globe Telecom, Inc.[1]	108,492	4,262
		49,012
Materials 1.55%
Klabin SA, units	4,402,000	26,092
Vale SA, ordinary nominative (ADR)	1,739,853	5,724
Air Liquide SA, bonus shares[1]	45,000	5,054
American Funds Insurance Series — New World Fund — Page 29 of 160

Common stocks Materials (continued)	Shares	Value (000)
First Quantum Minerals Ltd.	875,900	$3,279
Tianhe Chemicals Group Ltd.[1,2]	75,890,000	1,719
		41,868
Utilities 1.24%
China Resources Gas Group Ltd.[1]	8,098,000	24,097
Cheung Kong Infrastructure Holdings Ltd.[1]	1,020,000	9,402
		33,499
Miscellaneous 4.93%
Other common stocks in initial period of acquisition		132,894
Total common stocks (cost: $2,011,608,000)		2,119,944
Preferred securities 0.04% Consumer discretionary 0.04%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	80,472,000	1,156
Total preferred securities (cost: $570,000)		1,156
Rights & warrants 2.42% Consumer staples 1.93%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,2,3]	5,330,000	28,954
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2016[1,2,3]	3,790,000	23,000
		51,954
Consumer discretionary 0.49%
Gree Electric Appliances, Inc. of Zhuhai., Class A, warrants, expire 2018[1,2,3]	3,883,000	13,312
Total rights & warrants (cost: $69,795,000)		65,266
Bonds, notes & other debt instruments 3.74% Bonds & notes of governments & government agencies outside the U.S. 2.94%	Principal amount (000)
Argentina (Republic of) 7.00% 2017	$ 6,475	6,560
Argentina (Republic of) 8.75% 2024[4]	775	818
Brazil (Federal Republic of) Global 4.25% 2025	1,830	1,475
City of Buenos Aires Argentina 8.95% 2021[4]	1,055	1,118
Colombia (Republic of), Series B, 10.00% 2024	COP1,356,500	472
Colombia (Republic of), Series B, 6.00% 2028	2,360,300	586
Colombia (Republic of) Global 4.00% 2024	$400	382
Colombia (Republic of) Global 4.50% 2026	2,515	2,411
Colombia (Republic of) Global 6.125% 2041	425	412
Dominican Republic 9.04% 2018[4]	109	116
Dominican Republic 7.50% 2021[4]	800	860
Dominican Republic 7.50% 2021[3,4]	750	806
Dominican Republic 5.50% 2025[3]	1,270	1,229
Dominican Republic 8.625% 2027[3,4]	575	671
Dominican Republic 7.45% 2044[3]	1,125	1,139
Dominican Republic 7.45% 2044	1,100	1,114
Dominican Republic 6.85% 2045[3]	500	474
Ghana (Republic of) 7.875% 2023	4,095	3,249
Hungarian Government 6.25% 2020	875	980
American Funds Insurance Series — New World Fund — Page 30 of 160

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Hungarian Government 6.375% 2021	$1,250	$1,428
India (Republic of) 8.83% 2023	INR114,800	1,823
India (Republic of) 8.40% 2024	50,000	780
India (Republic of) 8.60% 2028	189,200	2,982
India (Republic of) 9.20% 2030	52,300	865
Indonesia (Republic of) 4.875% 2021	$1,500	1,559
Indonesia (Republic of) 3.75% 2022	650	625
Indonesia (Republic of) 4.75% 2026[3]	1,600	1,583
Indonesia (Republic of) 5.25% 2042	550	500
Indonesia (Republic of) 6.75% 2044	445	478
Kazakhstan (Republic of) 5.125% 2025[3]	400	396
Kazakhstan (Republic of) 6.50% 2045[3]	800	790
Kenya (Republic of) 6.875% 2024	3,600	3,168
Kenya (Republic of) 6.875% 2024[3]	2,750	2,420
Kingdom of Jordan 6.125% 2026[3]	230	235
Morocco Government 4.25% 2022	1,400	1,382
Morocco Government 4.25% 2022[3]	250	247
Morocco Government 5.50% 2042	2,200	2,142
Nigeria (Republic of) 5.125% 2018[3]	225	215
Nigeria (Republic of) 6.75% 2021	500	466
Nigeria (Republic of) 6.75% 2021[3]	460	429
Nigeria (Republic of) 6.375% 2023	2,800	2,478
Nigeria (Republic of) 6.375% 2023[3]	235	208
Pakistan (Republic of) 8.25% 2025[3]	1,160	1,185
Panama (Republic of) Global 6.70% 2036[4]	424	506
Peru (Republic of) 2.75% 2026	€855	925
Peru (Republic of) 4.125% 2027	$1,570	1,546
Peru (Republic of) 6.55% 2037[4]	382	443
Peru (Republic of) 5.625% 2050	130	133
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR19,875	1,169
South Africa (Republic of), Series R-214, 6.50% 2041	41,050	1,766
Turkey (Republic of) 9.00% 2016	TRY700	240
Turkey (Republic of) 3.00% 2021[5]	367	128
Turkey (Republic of) 5.625% 2021	$2,300	2,438
Turkey (Republic of) 2.00% 2024[5]	TRY1,374	445
Turkey (Republic of) 9.00% 2024	10,050	3,169
Turkey (Republic of) 8.00% 2025	3,750	1,105
Turkey (Republic of) 6.75% 2040	$1,000	1,115
Turkey (Republic of) 6.00% 2041	650	666
Turkey (Republic of) 4.875% 2043	300	265
United Mexican States Government 2.50% 2020[5]	MXN10,771	608
United Mexican States Government 4.00% 2040[5]	4,847	286
United Mexican States Government, Series M10, 7.75% 2017	10,000	622
United Mexican States Government, Series M, 6.50% 2021	11,900	718
United Mexican States Government, Series M20, 10.00% 2024	11,000	805
United Mexican States Government Global 3.60% 2025	$2,260	2,208
United Mexican States Government Global, Series A, 4.00% 2023	1,400	1,422
Zambia (Republic of) 8.97% 2027[3,4]	3,955	3,149
		79,133
Corporate bonds & notes 0.54% Energy 0.33%
Ecopetrol SA 5.875% 2023	180	166
Ecopetrol SA 5.875% 2045	435	311
Gazprom OJSC 6.51% 2022[3]	600	606
American Funds Insurance Series — New World Fund — Page 31 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	$900	$809
Petrobras Global Finance Co. 6.85% 2115	4,870	3,178
Petrobras International Finance Co. 3.875% 2016	640	638
Petróleos Mexicanos 5.50% 2021	420	425
Petróleos Mexicanos 3.50% 2023	295	258
Petróleos Mexicanos 6.50% 2041	250	217
Petróleos Mexicanos 5.625% 2046[3]	1,010	777
YPF Sociedad Anónima 8.50% 2025[3]	860	823
YPF Sociedad Anónima 8.50% 2025	800	766
		8,974
Financials 0.09%
BBVA Bancomer SA 6.50% 2021[3]	525	559
HSBK (Europe) BV 7.25% 2021[3]	1,125	1,160
VEB Finance Ltd. 6.902% 2020	600	609
		2,328
Telecommunication services 0.05%
Digicel Group Ltd. 8.25% 2020[3]	600	498
Digicel Group Ltd. 6.00% 2021[3]	750	636
Digicel Group Ltd. 7.125% 2022[3]	350	264
		1,398
Industrials 0.04%
Brunswick Rail Finance Ltd. 6.50% 2017	850	399
Brunswick Rail Finance Ltd. 6.50% 2017[3]	550	258
Lima Metro Line Finance Ltd. 5.875% 2034[3,4]	335	327
		984
Utilities 0.03%
Eskom Holdings Ltd. 5.75% 2021[3]	985	861
Consumer discretionary 0.00%
Grupo Televisa, SAB 7.25% 2043	MXN2,000	97
Total corporate bonds & notes		14,642
U.S. Treasury bonds & notes 0.26% U.S. Treasury 0.26%
U.S. Treasury 2.125% 2016	$7,045	7,065
Total U.S. Treasury bonds & notes		7,065
Total bonds, notes & other debt instruments (cost: $111,127,000)		100,840
Short-term securities 14.69%
Federal Home Loan Bank 0.12%–0.32% due 1/8/2016–2/19/2016	202,900	202,876
Freddie Mac 0.51% due 4/26/2016	19,900	19,881
Gotham Funding Corp. 0.30% due 1/22/2016[3]	25,800	25,793
Nordea Bank AB 0.24% due 1/15/2016[3]	27,100	27,096
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[3]	31,800	31,789
American Funds Insurance Series — New World Fund — Page 32 of 160

Short-term securities	Principal amount (000)	Value (000)
Svenska Handelsbanken Inc. 0.32% due 2/11/2016[3]	$63,500	$63,470
USAA Capital Corp. 0.25% due 1/6/2016	24,700	24,699
Total short-term securities (cost: $395,594,000)		395,604
Total investment securities 99.59% (cost: $2,588,694,000)		2,682,810
Other assets less liabilities 0.41%		10,971
Net assets 100.00%		$2,693,781
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $13,411,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Colombian pesos	1/15/2016	JPMorgan Chase	$917	COP2,829,400	$27
Euros	1/21/2016	HSBC Bank	$516	€475	—[6]
Euros	1/22/2016	HSBC Bank	$384	€350	3
Indian rupees	1/19/2016	JPMorgan Chase	$3,147	INR210,800	(29)
Japanese yen	2/12/2016	Bank of America, N.A.	$1,269	¥153,000	(5)
Japanese yen	2/18/2016	UBS AG	$523	¥63,000	(2)
Mexican pesos	1/15/2016	JPMorgan Chase	$231	MXN3,900	5
Mexican pesos	1/28/2016	Barclays Bank PLC	$663	MXN11,350	6
Mexican pesos	2/19/2016	UBS AG	$2,256	MXN38,600	25
South African rand	1/19/2016	UBS AG	$1,399	ZAR21,400	20
Turkish lira	1/15/2016	JPMorgan Chase	$255	TRY750	(2)
Turkish lira	1/20/2016	JPMorgan Chase	$266	TRY785	(2)
Turkish lira	1/21/2016	Bank of America, N.A.	$647	TRY1,950	(17)
Turkish lira	1/29/2016	Citibank	$578	TRY1,700	—[6]
					$29
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,399,865,000, which represented 51.97% of the net assets of the fund. This amount includes $1,299,479,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $242,472,000, which represented 9.00% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Amount less than one thousand.

American Funds Insurance Series — New World Fund — Page 33 of 160

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
COP = Colombian pesos
€ = Euros
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
TRY = Turkish lira
ZAR = South African rand
American Funds Insurance Series — New World Fund — Page 34 of 160

Blue Chip Income and Growth Fund
Investment portfolio
December 31, 2015
Common stocks 95.58% Health care 15.74%	Shares	Value (000)
Amgen Inc.	2,694,600	$437,414
Gilead Sciences, Inc.	1,600,412	161,946
Medtronic PLC	1,375,000	105,765
AbbVie Inc.	1,664,800	98,623
Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	78,899
Bristol-Myers Squibb Co.	1,125,000	77,389
Novartis AG (ADR)	708,500	60,959
Abbott Laboratories	850,000	38,174
Merck & Co., Inc.	500,000	26,410
		1,085,579
Information technology 15.69%
Intel Corp.	7,787,000	268,262
Avago Technologies Ltd.	1,042,000	151,246
Western Union Co.	8,225,000	147,310
Texas Instruments Inc.	2,630,000	144,150
Microsoft Corp.	2,507,000	139,089
Oracle Corp.	2,900,000	105,937
Apple Inc.	770,000	81,050
International Business Machines Corp.	330,000	45,415
		1,082,459
Industrials 14.28%
Norfolk Southern Corp.	1,731,800	146,493
CSX Corp.	4,422,000	114,751
Union Pacific Corp.	1,269,000	99,236
Precision Castparts Corp.	420,000	97,444
Boeing Co.	580,000	83,862
General Electric Co.	2,400,000	74,760
General Dynamics Corp.	450,000	61,812
Illinois Tool Works Inc.	650,000	60,242
United Technologies Corp.	500,000	48,035
Rockwell Automation	450,000	46,174
Cummins Inc.	473,100	41,638
Waste Management, Inc.	600,000	32,022
Eaton Corp. PLC	600,000	31,224
United Parcel Service, Inc., Class B	250,000	24,057
PACCAR Inc	500,000	23,700
		985,450
Telecommunication services 11.55%
Verizon Communications Inc.	7,491,339	346,250
AT&T Inc.	8,811,000	303,186
CenturyLink, Inc.	5,856,000	147,337
		796,773
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 160

Common stocks Consumer staples 10.24%	Shares	Value (000)
Altria Group, Inc.	3,754,000	$218,521
Philip Morris International Inc.	1,000,000	87,910
Kraft Heinz Co.	1,076,666	78,338
Mondelez International, Inc.	1,580,000	70,847
Kimberly-Clark Corp.	500,000	63,650
Coca-Cola Co.	1,250,000	53,700
ConAgra Foods, Inc.	1,200,000	50,592
Kellogg Co.	592,000	42,784
PepsiCo, Inc.	400,000	39,968
		706,310
Energy 6.22%
Canadian Natural Resources, Ltd.	6,736,000	147,047
Noble Energy, Inc.	2,488,000	81,930
Halliburton Co.	1,859,000	63,280
Cabot Oil & Gas Corp.	3,395,000	60,058
Exxon Mobil Corp.	546,300	42,584
Royal Dutch Shell PLC, Class B (ADR)	750,000	34,530
		429,429
Consumer discretionary 5.86%
Johnson Controls, Inc.	2,075,000	81,942
General Motors Co.	2,000,000	68,020
Las Vegas Sands Corp.	1,548,000	67,864
McDonald’s Corp.	500,000	59,070
Priceline Group Inc.[1]	41,500	52,910
Royal Caribbean Cruises Ltd.	500,000	50,605
Wynn Resorts, Ltd.	339,900	23,518
		403,929
Materials 4.10%
Monsanto Co.	1,001,000	98,618
Dow Chemical Co.	850,000	43,758
Praxair, Inc.	375,000	38,400
Vale SA, Class A, preferred nominative (ADR)	12,719,337	32,434
Vale SA, ordinary nominative (ADR)	460,500	1,515
Rio Tinto PLC (ADR)	830,000	24,170
Celanese Corp., Series A	350,000	23,565
International Flavors & Fragrances Inc.	168,000	20,100
		282,560
Financials 3.64%
JPMorgan Chase & Co.	1,190,000	78,576
American International Group, Inc.	1,146,000	71,017
U.S. Bancorp	1,000,000	42,670
Crown Castle International Corp.	400,000	34,580
HSBC Holdings PLC (ADR)	618,749	24,422
		251,265
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 36 of 160

Common stocks Utilities 3.37%	Shares	Value (000)
Exelon Corp.	6,175,000	$171,480
Southern Co.	1,000,000	46,790
Xcel Energy Inc.	250,000	8,977
NextEra Energy, Inc.	50,000	5,195
		232,442
Miscellaneous 4.89%
Other common stocks in initial period of acquisition		337,176
Total common stocks (cost: $5,652,956,000)		6,593,372
Short-term securities 4.15%	Principal amount (000)
ExxonMobil Corp. 0.27% due 1/19/2016	$38,100	38,093
Federal Home Loan Bank 0.12%–0.58% due 1/7/2016–6/20/2016	167,700	167,640
Freddie Mac 0.51% due 4/26/2016	11,800	11,788
General Electric Co. 0.15% due 1/4/2016	23,200	23,200
National Rural Utilities Cooperative Finance Corp. 0.40% due 1/21/2016	25,000	24,995
Paccar Financial Corp. 0.29% due 1/20/2016	10,000	9,998
Parker-Hannifin Corp. 0.30% due 1/11/2016[2]	10,300	10,299
Total short-term securities (cost: $285,975,000)		286,013
Total investment securities 99.73% (cost: $5,938,931,000)		6,879,385
Other assets less liabilities 0.27%		18,889
Net assets 100.00%		$6,898,274
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $10,299,000, which represented .15% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 37 of 160

Global Growth and Income Fund
Investment portfolio
December 31, 2015
Common stocks 93.16% Financials 16.42%	Shares	Value (000)
AXA SA1	1,634,360	$44,681
JPMorgan Chase & Co.	396,800	26,201
Wells Fargo & Co.	402,000	21,853
CME Group Inc., Class A	165,500	14,994
ICICI Bank Ltd. (ADR)	1,800,000	14,094
Crown Castle International Corp.	163,000	14,091
Iron Mountain Inc.	495,905	13,394
Banco Santander, SA (ADR)	2,000,000	9,740
Banco Santander, SA1	503,637	2,473
Daiwa House Industry Co., Ltd.[1]	350,000	10,035
Brookfield Property Partners LP	400,000	9,296
Fairfax Financial Holdings Ltd. (CAD denominated)	19,000	9,020
First Republic Bank	130,000	8,588
ORIX Corp.[1]	590,000	8,277
Blackstone Group LP	274,250	8,019
Sun Hung Kai Properties Ltd.[1]	630,000	7,561
AIA Group Ltd.[1]	1,220,000	7,268
Prudential PLC[1]	310,000	6,940
American Express Co.	92,000	6,399
Bankia, SA1	5,144,000	5,982
Sumitomo Mitsui Financial Group, Inc.[1]	150,000	5,658
PNC Financial Services Group, Inc.	50,000	4,765
Suncorp Group Ltd.[1]	522,000	4,570
Goldman Sachs Group, Inc.	25,200	4,542
Ping An Insurance (Group) Co. of China, Ltd., Class H1	780,000	4,286
East West Bancorp, Inc.	100,000	4,156
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,500,000	4,129
Itaú Unibanco Holding SA, preferred nominative (ADR)	550,000	3,581
KeyCorp	270,000	3,561
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	305,297	2,647
CenterState Banks, Inc.	60,945	954
		291,755
Consumer discretionary 14.09%
McDonald’s Corp.	305,000	36,033
Home Depot, Inc.	243,000	32,137
D.R. Horton, Inc.	750,000	24,022
Amazon.com, Inc.[2]	24,000	16,221
Comcast Corp., Class A	255,000	14,390
Toll Brothers, Inc.[2]	400,000	13,320
HUGO BOSS AG1	150,000	12,491
GameStop Corp., Class A	440,000	12,338
adidas AG1	123,825	12,066
Maruti Suzuki India Ltd.[1]	165,000	11,493
Barratt Developments PLC[1]	1,100,000	10,080
ProSiebenSat.1 Media SE1	190,000	9,611
American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 160

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Carnival PLC[1]	165,000	$9,368
Don Quijote Holdings Co., Ltd.[1]	245,000	8,607
Ryohin Keikaku Co., Ltd.[1]	35,000	7,096
Liberty Global PLC, Class C2	103,008	4,200
Liberty Global PLC, Class A2	41,312	1,750
SES SA, Class A (FDR)[1]	150,000	4,158
Daily Mail and General Trust PLC, Class A, nonvoting[1]	380,000	3,903
Woolworths Holdings Ltd.[1]	590,000	3,813
Las Vegas Sands Corp.	75,000	3,288
		250,385
Information technology 12.37%
Microsoft Corp.	1,147,000	63,636
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	13,290,800	57,351
Avago Technologies Ltd.	200,000	29,030
Cisco Systems, Inc.	500,000	13,577
Alibaba Group Holding Ltd. (ADR)[2]	160,000	13,003
TE Connectivity Ltd.	175,000	11,307
Alphabet Inc., Class C2	9,000	6,830
Alphabet Inc., Class A2	5,000	3,890
Nintendo Co., Ltd.[1]	60,000	8,260
Halma PLC[1]	610,000	7,731
ASM Pacific Technology Ltd.[1]	663,300	5,189
		219,804
Industrials 12.27%
Airbus Group SE, non-registered shares[1]	374,000	25,112
United Continental Holdings, Inc.[2]	400,000	22,920
Geberit AG1	60,000	20,181
American Airlines Group Inc.	445,000	18,846
Boeing Co.	120,000	17,351
Abertis Infraestructuras, SA, Class A1	935,550	14,583
SECOM Co., Ltd.[1]	185,000	12,519
Ryanair Holdings PLC (ADR)	141,375	12,223
Masco Corp.	400,000	11,320
General Electric Co.	275,000	8,566
Meggitt PLC[1]	1,521,430	8,392
Deere & Co.	100,000	7,627
Wolseley PLC[1]	125,000	6,795
Lockheed Martin Corp.	30,000	6,514
Delta Air Lines, Inc.	125,000	6,336
Robert Half International Inc.	100,000	4,714
Spirax-Sarco Engineering PLC[1]	96,428	4,645
Union Pacific Corp.	34,500	2,698
Cummins Inc.	30,000	2,640
ASSA ABLOY AB, Class B1	108,000	2,262
Rickmers Maritime[1]	26,144,893	1,800
		218,044
Health care 8.53%
UnitedHealth Group Inc.	278,000	32,704
Merck & Co., Inc.	563,900	29,785
Novartis AG1	329,000	28,122
Medtronic PLC	211,000	16,230
Regeneron Pharmaceuticals, Inc.[2]	18,000	9,771
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 160

Common stocks Health care (continued)	Shares	Value (000)
Novo Nordisk A/S, Class B1	142,500	$8,191
Thermo Fisher Scientific Inc.	55,000	7,802
Bayer AG1	50,000	6,273
Roche Holding AG, non-registered shares, non-voting[1]	20,000	5,512
Takeda Pharmaceutical Co. Ltd.[1]	75,000	3,734
AstraZeneca PLC[1]	50,000	3,380
		151,504
Consumer staples 8.48%
British American Tobacco PLC[1]	403,500	22,410
Procter & Gamble Co.	225,000	17,867
Philip Morris International Inc.	190,000	16,703
Mead Johnson Nutrition Co.	165,000	13,027
Imperial Tobacco Group PLC[1]	225,000	11,834
Walgreens Boots Alliance, Inc.	123,000	10,474
Seven & i Holdings Co., Ltd.[1]	192,000	8,754
Unilever NV, depository receipts[1]	200,000	8,665
Alimentation Couche-Tard Inc., Class B	175,000	7,703
Shiseido Co., Ltd.[1]	335,000	6,932
Associated British Foods PLC[1]	130,000	6,399
Costco Wholesale Corp.	36,606	5,912
Nestlé SA1	79,700	5,908
Hypermarcas SA, ordinary nominative[2]	810,000	4,445
Booker Group PLC[1]	1,380,000	3,688
		150,721
Telecommunication services 5.05%
AT&T Inc.	610,000	20,990
Verizon Communications Inc.	234,117	10,821
Verizon Communications Inc. (CDI)[1]	145,105	6,739
Orange[1]	830,000	13,924
KDDI Corp.[1]	380,000	9,837
Vodafone Group PLC[1]	2,350,000	7,601
Globe Telecom, Inc.[1]	162,385	6,380
TalkTalk Telecom Group PLC[1]	1,728,000	5,507
SoftBank Group Corp.[1]	106,000	5,342
TDC A/S1	527,000	2,614
		89,755
Energy 4.86%
ConocoPhillips	505,000	23,578
Chevron Corp.	237,000	21,321
Schlumberger Ltd.	125,000	8,719
Coal India Ltd.[1]	1,500,000	7,451
Royal Dutch Shell PLC, Class A (ADR)	130,000	5,953
Enbridge Inc. (CAD denominated)	159,244	5,294
Galp Energia, SGPS, SA, Class B1	355,000	4,115
Noble Energy, Inc.	90,000	2,964
Peyto Exploration & Development Corp.	157,000	2,822
Tallgrass Energy GP, LP, Class A2	150,000	2,395
WorleyParsons Ltd.[1]	505,000	1,680
		86,292
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 160

Common stocks Materials 3.90%	Shares	Value (000)
E.I. du Pont de Nemours and Co.	425,000	$28,305
Newmont Mining Corp.	1,000,000	17,990
Potash Corp. of Saskatchewan Inc.	650,000	11,128
Rio Tinto PLC[1]	265,000	7,723
Grasim Industries Ltd.[1]	70,000	4,170
		69,316
Utilities 2.21%
Exelon Corp.	500,000	13,885
EDP - Energias de Portugal, SA1	2,510,000	9,021
Power Assets Holdings Ltd.[1]	815,500	7,487
ENN Energy Holdings Ltd.[1]	870,000	4,612
National Grid PLC[1]	310,000	4,264
		39,269
Miscellaneous 4.98%
Other common stocks in initial period of acquisition		88,449
Total common stocks (cost: $1,462,436,000)		1,655,294
Preferred securities 0.03% Consumer discretionary 0.03%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	34,020,000	489
Total preferred securities (cost: $256,000)		489
Bonds, notes & other debt instruments 0.14% U.S. Treasury bonds & notes 0.14% U.S. Treasury 0.14%	Principal amount (000)
U.S. Treasury 2.125% 2016	$2,525	2,532
Total bonds, notes & other debt instruments (cost: $2,533,000)		2,532
Short-term securities 6.85%
American Honda Finance Corp. 0.20% due 1/7/2016	20,000	19,999
ANZ New Zealand (International) Ltd. 0.41% due 1/14/2016[3]	12,000	11,998
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.42% due 1/28/2016	20,000	19,994
BASF AG 0.40% due 3/29/2016[3]	10,000	9,990
Federal Home Loan Bank 0.24% due 1/25/2016	10,000	9,999
Freddie Mac 0.51% due 4/26/2016	19,500	19,481
General Electric Co. 0.15% due 1/4/2016	10,300	10,300
Svenska Handelsbanken Inc. 0.40% due 3/2/2016[3]	20,000	19,984
Total short-term securities (cost: $121,734,000)		121,745
Total investment securities 100.18% (cost: $1,586,959,000)		1,780,060
Other assets less liabilities (0.18)%		(3,278)
Net assets 100.00%		$1,776,782
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Growth and Income Fund — Page 41 of 160

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $20,442,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	1/22/2016	HSBC Bank	$1,784	A$2,450	$1
Australian dollars	1/29/2016	HSBC Bank	$817	A$1,150	(20)
Euros	1/21/2016	Citibank	$9,293	€8,425	132
Japanese yen	1/11/2016	Bank of America, N.A.	$1,935	¥238,000	(46)
Japanese yen	1/12/2016	JPMorgan Chase	$53	¥6,500	(1)
Japanese yen	1/29/2016	Bank of America, N.A.	$163	¥20,000	(3)
Japanese yen	1/29/2016	JPMorgan Chase	$225	¥27,500	(5)
Japanese yen	2/12/2016	Bank of America, N.A.	$54	¥6,500	—[4]
Japanese yen	2/18/2016	UBS AG	$54	¥6,500	—[4]
					$58
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous," was $660,724,000, which represented 37.19% of the net assets of the fund. This amount includes $656,554,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $41,972,000, which represented 2.36% of the net assets of the fund.
[4]	Amount less than one thousand.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
FDR = Fiduciary Depositary Receipts
A$ = Australian dollars
CAD = Canadian dollars
€ = Euros
¥ = Japanese yen
American Funds Insurance Series — Global Growth and Income Fund — Page 42 of 160

Growth-Income Fund
Investment portfolio
December 31, 2015
Common stocks 92.13% Health care 16.27%	Shares	Value (000)
Amgen Inc.	5,038,858	$817,958
Gilead Sciences, Inc.	4,986,900	504,624
Express Scripts Holding Co.[1]	3,176,309	277,641
Stryker Corp.	2,385,241	221,684
Medtronic PLC	2,763,700	212,584
Alexion Pharmaceuticals, Inc.[1]	1,000,700	190,883
UnitedHealth Group Inc.	1,518,396	178,624
Illumina, Inc.[1]	919,330	176,461
Humana Inc.	943,600	168,442
Merck & Co., Inc.	2,835,080	149,749
Cardinal Health, Inc.	1,280,000	114,266
Quest Diagnostics Inc.	1,525,000	108,488
Endo International PLC[1]	1,737,400	106,364
Hologic, Inc.[1]	2,631,300	101,805
Eli Lilly and Co.	1,106,700	93,250
Johnson & Johnson	890,000	91,421
Pfizer Inc.	1,995,851	64,426
Novartis AG2	585,150	50,017
Incyte Corp.[1]	457,000	49,562
Bayer AG2	390,000	48,930
Thermo Fisher Scientific Inc.	325,000	46,101
Kite Pharma, Inc.[1]	724,700	44,656
St. Jude Medical, Inc.	699,585	43,213
Abbott Laboratories	781,800	35,111
Agios Pharmaceuticals, Inc.[1]	378,000	24,540
AmerisourceBergen Corp.	180,800	18,751
		3,939,551
Information technology 16.02%
Alphabet Inc., Class A1	461,350	358,935
Alphabet Inc., Class C1	459,052	348,365
Texas Instruments Inc.	10,865,959	595,563
Microsoft Corp.	9,373,727	520,054
Oracle Corp.	8,797,001	321,354
Intel Corp.	7,977,500	274,825
Avago Technologies Ltd.	1,507,100	218,756
Accenture PLC, Class A	2,010,500	210,097
Broadcom Corp., Class A	2,514,200	145,371
Yahoo! Inc.[1]	2,438,000	81,088
Qorvo, Inc.[1]	1,339,419	68,176
Intuit Inc.	689,400	66,527
Tata Consultancy Services Ltd.[2]	1,800,000	66,061
Alibaba Group Holding Ltd. (ADR)[1]	800,000	65,016
Automatic Data Processing, Inc.	747,300	63,311
VeriSign, Inc.[1]	692,200	60,471
Visa Inc., Class A	647,600	50,221
American Funds Insurance Series — Growth-Income Fund — Page 43 of 160

Common stocks Information technology (continued)	Shares	Value (000)
Apple Inc.	439,700	$46,283
MercadoLibre, Inc.	402,000	45,965
Motorola Solutions, Inc.	641,200	43,890
NetApp, Inc.	1,471,690	39,044
Tableau Software, Inc., Class A1	388,200	36,576
Arista Networks, Inc.[1]	420,000	32,693
ASML Holding NV (New York registered)	308,700	27,403
SAP SE2	239,500	19,077
Mobileye NV1	416,800	17,622
KLA-Tencor Corp.	170,000	11,790
First Solar, Inc.[1]	170,000	11,218
Nintendo Co., Ltd.[2]	75,000	10,325
Linear Technology Corp.	200,000	8,494
Western Union Co.	400,000	7,164
Verint Systems Inc.[1]	125,924	5,108
Xura, Inc.[1]	97,000	2,384
		3,879,227
Consumer discretionary 12.74%
Amazon.com, Inc.[1]	1,121,000	757,673
Home Depot, Inc.	1,968,000	260,268
Twenty-First Century Fox, Inc., Class A	7,306,200	198,436
Netflix, Inc.[1]	1,621,677	185,487
Comcast Corp., Class A	3,093,000	174,538
Newell Rubbermaid Inc.	3,671,300	161,831
Carnival Corp., units	2,617,200	142,585
Time Warner Inc.	2,125,002	137,424
Royal Caribbean Cruises Ltd.	1,341,600	135,783
Viacom Inc., Class B	3,270,400	134,610
Las Vegas Sands Corp.	1,922,000	84,260
Fiat Chrysler Automobiles NV1,2	6,000,000	82,618
Delphi Automotive PLC	951,100	81,538
Sirius XM Holdings Inc.[1]	17,164,000	69,857
Starbucks Corp.	1,159,600	69,611
Daily Mail and General Trust PLC, Class A, nonvoting[2]	6,400,000	65,734
Toyota Motor Corp.[2]	1,050,000	64,449
Cedar Fair, LP	1,031,500	57,599
Johnson Controls, Inc.	1,289,306	50,915
General Motors Co.	1,067,400	36,302
Marks and Spencer Group PLC[2]	4,879,000	32,422
Daimler AG2	372,500	31,093
NIKE, Inc., Class B	405,200	25,325
Coach, Inc.	630,000	20,620
Scripps Networks Interactive, Inc., Class A	287,100	15,851
Kering SA2	46,000	7,841
		3,084,670
Financials 9.46%
State Street Corp.	3,659,300	242,831
Crown Castle International Corp.	2,682,400	231,893
Wells Fargo & Co.	4,010,900	218,032
Marsh & McLennan Companies, Inc.	3,426,100	189,977
JPMorgan Chase & Co.	2,594,300	171,302
Intercontinental Exchange, Inc.	463,533	118,785
American International Group, Inc.	1,850,000	114,644
American Funds Insurance Series — Growth-Income Fund — Page 44 of 160

Common stocks Financials (continued)	Shares	Value (000)
Weyerhaeuser Co.[1]	3,784,541	$113,461
Progressive Corp.	3,167,400	100,723
Goldman Sachs Group, Inc.	555,000	100,028
Iron Mountain Inc.	3,487,921	94,209
BB&T Corp.	2,115,000	79,968
Aon PLC, Class A	725,700	66,917
Barclays PLC[2]	20,543,750	66,494
Credit Suisse Group AG2	2,957,692	63,926
Moody’s Corp.	447,458	44,898
CME Group Inc., Class A	388,400	35,189
Bank of New York Mellon Corp.	805,000	33,182
Citigroup Inc.	600,000	31,050
HSBC Holdings PLC (ADR)	769,270	30,363
UBS Group AG2	1,343,666	25,857
ACE Ltd.	217,200	25,380
Prudential Financial, Inc.	300,000	24,423
Umpqua Holdings Corp.	1,422,300	22,615
Sun Life Financial Inc.	416,200	12,979
American Tower Corp.	114,300	11,081
Ameriprise Financial, Inc.	101,100	10,759
U.S. Bancorp	201,000	8,577
		2,289,543
Consumer staples 8.71%
Philip Morris International Inc.	4,578,330	402,481
Coca-Cola Co.	6,371,900	273,737
Kroger Co.	5,629,200	235,469
CVS Health Corp.	1,670,000	163,276
Altria Group, Inc.	2,604,000	151,579
Procter & Gamble Co.	1,734,200	137,713
Herbalife Ltd.[1]	2,192,100	117,540
Walgreens Boots Alliance, Inc.	1,300,000	110,702
PepsiCo, Inc.	998,419	99,762
Avon Products, Inc.	20,974,400	84,946
Mondelez International, Inc.	1,774,400	79,564
L’Oréal SA, bonus shares[2]	470,000	79,073
Asahi Group Holdings, Ltd.[2]	2,122,000	66,338
Pernod Ricard SA2	515,000	58,551
Reynolds American Inc.	940,000	43,381
Hypermarcas SA, ordinary nominative[1]	889,500	4,881
		2,108,993
Industrials 8.60%
Union Pacific Corp.	4,115,069	321,798
General Dynamics Corp.	1,773,000	243,539
Norfolk Southern Corp.	1,866,314	157,872
CSX Corp.	5,825,600	151,174
Nielsen Holdings PLC	2,651,039	123,539
Cummins Inc.	994,300	87,508
Precision Castparts Corp.	362,322	84,062
United Technologies Corp.	816,300	78,422
CAE Inc.	6,800,000	75,436
Waste Management, Inc.	1,338,000	71,409
Towers Watson & Co., Class A	548,002	70,396
3M Co.	442,700	66,688
American Funds Insurance Series — Growth-Income Fund — Page 45 of 160

Common stocks Industrials (continued)	Shares	Value (000)
Rockwell Automation	617,600	$63,372
Republic Services, Inc.	1,430,000	62,906
Air Lease Corp., Class A	1,865,000	62,440
Siemens AG (ADR)	391,000	37,605
Siemens AG2	150,000	14,553
Safran SA2	709,713	48,606
General Electric Co.	1,484,000	46,227
Boeing Co.	258,800	37,420
United Continental Holdings, Inc.[1]	553,322	31,705
Waste Connections, Inc.	558,200	31,438
Marubeni Corp.[2]	5,400,000	27,721
Lockheed Martin Corp.	109,900	23,865
Caterpillar Inc.	240,000	16,310
IDEX Corp.	205,800	15,766
Meggitt PLC[2]	2,680,000	14,782
Nordson Corp.	163,000	10,457
Chart Industries, Inc.[1]	272,000	4,885
		2,081,901
Energy 6.97%
ConocoPhillips	5,604,460	261,672
EOG Resources, Inc.	2,565,400	181,605
Royal Dutch Shell PLC, Class A (ADR)	3,251,000	148,863
Chevron Corp.	1,642,000	147,714
Schlumberger Ltd.	2,055,000	143,336
Noble Energy, Inc.	3,477,600	114,517
TOTAL SA2	2,069,883	92,184
Halliburton Co.	2,672,800	90,982
Concho Resources Inc.[1]	950,000	88,217
Apache Corp.	1,395,000	62,036
Baker Hughes Inc.	1,227,600	56,654
BP PLC[2]	10,404,972	54,220
Enbridge Inc. (CAD denominated)	1,572,497	52,277
Canadian Natural Resources, Ltd.	2,140,000	46,738
Veresen Inc.	6,420,000	41,108
Chesapeake Energy Corp.	5,850,000	26,325
Eni SpA[2]	1,775,727	26,306
Tullow Oil PLC[1,2]	6,204,000	15,121
BG Group PLC[2]	657,200	9,530
Cabot Oil & Gas Corp.	490,000	8,668
Anadarko Petroleum Corp.	176,000	8,550
Cobalt International Energy, Inc.[1]	1,465,200	7,912
Cenovus Energy Inc. (CAD denominated)	334,700	4,233
		1,688,768
Materials 6.03%
Celanese Corp., Series A	5,805,900	390,911
Monsanto Co.	2,838,200	279,620
Dow Chemical Co.	4,352,900	224,087
Valspar Corp.	1,233,600	102,327
International Flavors & Fragrances Inc.	814,900	97,495
Mosaic Co.	2,903,500	80,108
Rio Tinto PLC[2]	2,182,000	63,589
Albemarle Corp.	1,024,000	57,354
Freeport-McMoRan Inc.	7,800,000	52,806
American Funds Insurance Series — Growth-Income Fund — Page 46 of 160

Common stocks Materials (continued)	Shares	Value (000)
Vale SA, Class A, preferred nominative (ADR)	14,293,800	$36,449
Vale SA, Class A, preferred nominative	4,190,000	10,856
Praxair, Inc.	251,000	25,702
Koninklijke DSM NV2	419,424	20,989
PolyOne Corp.	226,000	7,178
Labrador Iron Ore Royalty Corp.	792,600	5,493
First Quantum Minerals Ltd.	1,359,100	5,088
		1,460,052
Telecommunication services 2.60%
Verizon Communications Inc.	11,362,701	525,184
AT&T Inc.	2,610,000	89,810
CenturyLink, Inc.	540,000	13,586
		628,580
Utilities 1.09%
Sempra Energy	1,649,600	155,079
Dominion Resources, Inc.	750,000	50,730
Exelon Corp.	1,550,000	43,043
AES Corp.	1,631,000	15,609
		264,461
Miscellaneous 3.64%
Other common stocks in initial period of acquisition		881,557
Total common stocks (cost: $17,326,562,000)		22,307,303
Convertible stocks 0.03% Financials 0.02%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[3]	6,000	4,560
Miscellaneous 0.01%
Other convertible stocks in initial period of acquisition		4,272
Total convertible stocks (cost: $9,587,000)		8,832
Convertible bonds 0.19% Information technology 0.19%	Principal amount (000)
VeriSign, Inc., convertible notes, 4.297% 2037	$ 18,020	46,232
Total convertible bonds (cost: $27,669,000)		46,232
Bonds, notes & other debt instruments 0.07% Corporate bonds & notes 0.07% Telecommunication services 0.07%
Sprint Nextel Corp. 9.125% 2017	13,000	13,227
Sprint Nextel Corp. 11.50% 2021	3,700	3,423
Total bonds, notes & other debt instruments (cost: $16,700,000)		16,650
American Funds Insurance Series — Growth-Income Fund — Page 47 of 160

Short-term securities 7.64%	Principal amount (000)	Value (000)
Abbott Laboratories 0.20% due 2/2/2016[4]	$40,000	$39,991
Apple Inc. 0.15%–0.16% due 1/7/2016–1/8/2016[4]	100,000	99,994
CAFCO, LLC 0.80% due 6/20/2016	58,000	57,846
Chariot Funding, LLC 0.42%–0.50% due 1/4/2016–5/3/2016[4]	44,400	44,319
Chevron Corp. 0.24% due 2/18/2016[4]	50,000	49,975
Emerson Electric Co. 0.22% due 1/14/2016[4]	15,800	15,799
ExxonMobil Corp. 0.36%–0.42% due 1/11/2016–2/2/2016	98,200	98,179
Fannie Mae 0.26% due 2/9/2016	25,000	24,996
Federal Home Loan Bank 0.11%–0.47% due 1/4/2016–5/20/2016	824,070	823,852
Freddie Mac 0.16%–0.27% due 1/8/2016–4/5/2016	125,000	124,964
Honeywell International Inc. 0.29% due 1/28/2016[4]	18,000	17,995
John Deere Financial Inc. 0.18% due 1/14/2016[4]	35,000	34,997
John Deere Financial Ltd. 0.17% due 1/12/2016[4]	44,000	43,996
Microsoft Corp. 0.19% due 1/13/2016[4]	40,000	39,997
National Rural Utilities Cooperative Finance Corp. 0.40% due 1/13/2016	50,000	49,994
Paccar Financial Corp. 0.18% due 1/22/2016	20,000	19,996
Pfizer Inc 0.16%–0.32% due 1/20/2016–2/22/2016[4]	70,000	69,975
Regents of the University of California 0.20% due 1/21/2016	33,000	32,996
U.S. Treasury Bills 0.24%–0.42% due 4/28/2016–5/19/2016	75,000	74,921
Walt Disney Co. 0.19% due 1/13/2016[4]	85,000	84,993
Total short-term securities (cost: $1,849,657,000)		1,849,775
Total investment securities 100.06% (cost: $19,230,175,000)		24,228,792
Other assets less liabilities (0.06)%		(15,399)
Net assets 100.00%		$24,213,393
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" was $1,389,203,000, which represented 5.74% of the net assets of the fund. This amount includes $1,310,130,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $542,031,000, which represented 2.24% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$4,560.02%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth-Income Fund — Page 48 of 160

International Growth and Income Fund
Investment portfolio
December 31, 2015
Common stocks 88.66% Financials 21.12%	Shares	Value (000)
Prudential PLC[1]	1,107,824	$24,802
Wharf (Holdings) Ltd.[1]	3,626,000	20,014
St. James’s Place PLC[1]	1,048,000	15,457
Cheung Kong Property Holdings Ltd.[1]	2,233,348	14,408
Barclays PLC[1]	3,887,562	12,583
Siam Commercial Bank PCL[1]	2,906,000	9,590
BNP Paribas SA1	165,700	9,379
bank muscat (SAOG)[1]	7,092,750	8,677
Jupiter Fund Management PLC[1]	1,168,000	7,723
RioCan Real Estate Investment Trust	424,788	7,273
Banco Bilbao Vizcaya Argentaria, SA1	651,122	4,749
Banco Bilbao Vizcaya Argentaria, SA (ADR)	325,528	2,386
Japan Real Estate Investment Corp.[1]	1,432	6,964
HDFC Bank Ltd.[1]	333,000	6,656
Assicurazioni Generali SpA[1]	340,000	6,217
Credit Suisse Group AG1	285,610	6,173
Link Real Estate Investment Trust[1]	821,000	4,898
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,617,600	4,453
UBS Group AG1	230,000	4,426
Bank of Ireland[1,2]	11,762,000	4,343
Mitsui Fudosan Co., Ltd.[1]	172,000	4,310
Bank of Montreal	75,500	4,260
Banco Santander, SA1	867,553	4,259
Sampo Oyj, Class A1	82,700	4,192
HSBC Holdings PLC (HKD denominated)[1]	466,226	3,697
Bank Rakyat Indonesia (Persero) Tbk PT1	4,084,000	3,338
Land and Houses PCL, nonvoting depository receipt[1]	9,108,000	2,384
ING Groep NV, depository receipts[1]	109,000	1,467
Sberbank of Russia (GDR)[1,3]	116,832	681
		209,759
Consumer staples 15.84%
Philip Morris International Inc.	420,300	36,949
British American Tobacco PLC[1]	419,900	23,321
Imperial Tobacco Group PLC[1]	338,763	17,818
Japan Tobacco Inc.[1]	446,600	16,398
CALBEE, Inc.[1]	284,400	11,936
Glanbia PLC[1]	533,000	9,802
Nestlé SA1	124,000	9,191
Associated British Foods PLC[1]	184,080	9,061
Thai Beverage PCL[1]	13,413,900	6,520
Pernod Ricard SA1	49,250	5,599
Coca-Cola Icecek AS, Class C1	351,000	4,468
Marine Harvest ASA[1,2]	239,116	3,219
Orion Corp.[1]	3,000	2,965
		157,247
American Funds Insurance Series — International Growth and Income Fund — Page 49 of 160

Common stocks Consumer discretionary 12.36%	Shares	Value (000)
H & M Hennes & Mauritz AB, Class B1	489,320	$17,424
Kering SA1	88,500	15,085
Toyota Motor Corp.[1]	161,000	9,882
GKN PLC[1]	1,832,000	8,317
Whitbread PLC[1]	119,297	7,709
Taylor Wimpey plc[1]	2,255,000	6,734
Numericable-SFR, non-registered shares[1]	157,435	5,716
Daily Mail and General Trust PLC, Class A, nonvoting[1]	543,600	5,583
L’Occitane International SA1	2,840,000	5,484
Barratt Developments PLC[1]	582,296	5,336
WPP PLC[1]	221,600	5,101
Crown Resorts Ltd.[1]	564,000	5,095
HUGO BOSS AG1	60,500	5,038
Galaxy Entertainment Group Ltd.[1]	1,100,000	3,430
Rightmove PLC[1]	55,700	3,367
Inchcape PLC[1]	291,000	3,346
Sands China Ltd.[1]	972,000	3,288
RTL Group SA, non-registered shares[1]	32,100	2,681
Daimler AG1	24,700	2,062
Hyundai Mobis Co., Ltd.[1]	6,508	1,358
Genting Singapore PLC[1]	1,253,300	676
		122,712
Utilities 10.74%
EDP - Energias de Portugal, SA1	10,961,084	39,393
SSE PLC[1]	1,289,846	28,883
National Grid PLC[1]	815,498	11,217
Power Assets Holdings Ltd.[1]	1,013,000	9,300
Cheung Kong Infrastructure Holdings Ltd.[1]	702,000	6,471
ENN Energy Holdings Ltd.[1]	858,000	4,548
Centrica PLC[1]	1,005,219	3,229
Power Grid Corp. of India Ltd.[1]	1,000,853	2,128
PT Perusahaan Gas Negara (Persero) Tbk[1]	7,354,100	1,455
		106,624
Health care 8.98%
Novartis AG1	429,870	36,744
Orion Oyj, Class B1	429,600	14,809
GlaxoSmithKline PLC[1]	538,000	10,867
Bayer AG1	67,223	8,434
UCB SA1	85,200	7,669
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	166,000	5,365
Astellas Pharma Inc.[1]	369,000	5,241
		89,129
Industrials 6.70%
CK Hutchison Holdings Ltd.[1]	1,283,348	17,225
ASSA ABLOY AB, Class B1	620,400	12,994
Airbus Group SE, non-registered shares[1]	104,000	6,983
Rolls-Royce Holdings PLC[1,2]	633,000	5,358
Jardine Matheson Holdings Ltd.[1]	94,200	4,574
Deutsche Post AG1	141,000	3,971
VINCI SA1	57,500	3,687
AA PLC[1]	799,000	3,679
Bunzl PLC[1]	122,752	3,391
American Funds Insurance Series — International Growth and Income Fund — Page 50 of 160

Common stocks Industrials (continued)	Shares	Value (000)
Randstad Holding NV1	54,000	$3,359
AB Volvo, Class B1	93,800	866
Schneider Electric SE1	7,228	411
		66,498
Energy 4.08%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	642,886	14,443
BP PLC[1]	1,169,200	6,093
Peyto Exploration & Development Corp.	330,000	5,931
Veresen Inc.	922,000	5,904
Suncor Energy Inc.	164,987	4,259
Canadian Natural Resources, Ltd.	168,000	3,669
BG Group PLC[1]	12,400	180
		40,479
Telecommunication services 3.42%
Advanced Info Service PCL[1]	1,880,000	7,880
China Mobile Ltd.[1]	700,000	7,845
Intouch Holdings PCL, nonvoting depository receipts[1]	2,450,000	3,512
Intouch Holdings PCL[1]	1,983,000	2,842
Bharti Infratel Ltd.[1]	620,000	3,995
MTN Group Ltd.[1]	440,000	3,772
Mobile TeleSystems OJSC (ADR)	362,500	2,240
TeliaSonera AB1	377,000	1,875
		33,961
Materials 2.85%
Fortescue Metals Group Ltd.[1]	6,300,000	8,497
Syngenta AG1	12,080	4,742
HeidelbergCement AG1	55,800	4,552
Rio Tinto PLC[1]	115,000	3,351
Amcor Ltd.[1]	282,000	2,744
BASF SE1	31,200	2,385
Vale SA, Class A, preferred nominative (ADR)	814,185	2,076
		28,347
Information technology 2.57%
Quanta Computer Inc.[1]	4,430,000	7,077
Delta Electronics, Inc.[1]	1,453,266	6,821
ASML Holding NV1	51,000	4,545
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	750,000	3,236
Baidu, Inc., Class A (ADR)[2]	15,000	2,836
Mail.Ru Group Ltd. (GDR)[1,2]	45,000	1,012
		25,527
Total common stocks (cost: $928,690,000)		880,283
Convertible bonds 0.25% Financials 0.25%	Principal amount (000)
bank muscat (SAOG), convertible notes, 3.50% 2018	OMR1,003	247
Bank of Ireland, convertible notes, 10.00% 2016	€1,950	2,208
Total convertible bonds (cost: $2,814,000)		2,455
American Funds Insurance Series — International Growth and Income Fund — Page 51 of 160

Bonds, notes & other debt instruments 1.51% Corporate bonds & notes 0.95% Materials 0.87%	Principal amount (000)	Value (000)
First Quantum Minerals Ltd. 6.75% 2020[3]	$2,349	$1,527
FMG Resources 9.75% 2022[3]	7,750	7,130
		8,657
Financials 0.08%
Bank of Ireland 10.24% (undated)	€680	739
Total corporate bonds & notes		9,396
Bonds & notes of governments & government agencies outside the U.S. 0.55%
Hungarian Government, Series 20/A, 7.50% 2020	HUF118,480	497
India (Republic of) 8.60% 2028	INR315,400	4,971
		5,468
U.S. Treasury bonds & notes 0.01% U.S. Treasury 0.01%
U.S. Treasury 0.50% 2016	$120	120
Total U.S. Treasury bonds & notes		120
Total bonds, notes & other debt instruments (cost: $16,707,000)		14,984
Short-term securities 9.22%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.38% due 1/4/2016	4,100	4,100
Chevron Corp. 0.42% due 1/26/2016[3]	19,800	19,795
Federal Home Loan Bank 0.46%–0.52% due 4/1/2016–4/4/2016	18,600	18,589
Freddie Mac 0.22% due 1/6/2016	8,700	8,700
Liberty Street Funding Corp. 0.45% due 1/21/2016[3]	8,600	8,598
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[3]	22,800	22,792
Toronto-Dominion Holdings USA Inc. 0.56% due 4/8/2016[3]	9,000	8,986
Total short-term securities (cost: $91,546,000)		91,560
Total investment securities 99.64% (cost: $1,039,757,000)		989,282
Other assets less liabilities 0.36%		3,597
Net assets 100.00%		$992,879
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous," was $798,047,000, which represented 80.38% of the net assets of the fund. This amount includes $791,391,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $69,509,000, which represented 7.00% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts	HKD = Hong Kong dollars
GDR = Global Depositary Receipts	HUF = Hungarian forints
€ = Euros	INR = Indian rupees
GBP = British pounds	OMR = Omani rials
American Funds Insurance Series — International Growth and Income Fund — Page 52 of 160

Capital Income Builder®
Investment portfolio
December 31, 2015
Common stocks 80.76% Consumer staples 14.77%	Shares	Value (000)
Philip Morris International Inc.	99,575	$8,754
Altria Group, Inc.	86,010	5,007
Coca-Cola Co.	109,445	4,702
Unilever PLC[1]	79,610	3,409
Japan Tobacco Inc.[1]	80,600	2,959
Procter & Gamble Co.	27,100	2,152
Tate & Lyle PLC[1]	203,200	1,791
Imperial Tobacco Group PLC[1]	33,200	1,746
Diageo PLC[1]	46,900	1,279
Reynolds American Inc.	27,440	1,266
Nestlé SA1	16,972	1,258
British American Tobacco PLC[1]	12,200	677
		35,000
Financials 12.90%
Sampo Oyj, Class A1	91,789	4,652
Swedbank AB, Class A1	187,792	4,124
Wells Fargo & Co.	53,500	2,908
Mercury General Corp.	47,810	2,227
Iron Mountain Inc.	75,195	2,031
BB&T Corp.	41,180	1,557
Aberdeen Asset Management PLC[1]	359,500	1,532
PNC Financial Services Group, Inc.	15,600	1,487
Bank of China Ltd., Class H1	3,121,000	1,381
Svenska Handelsbanken AB, Class A1	103,654	1,368
Arthur J. Gallagher & Co.	31,000	1,269
CME Group Inc., Class A	13,995	1,268
HSBC Holdings PLC (GBP denominated)[1]	128,320	1,013
People’s United Financial, Inc.	61,350	991
Skandinaviska Enskilda Banken AB, Class A1	77,721	813
Henderson Group PLC[1]	171,200	774
Umpqua Holdings Corp.	40,300	641
Crown Castle International Corp.	6,100	527
		30,563
Utilities 9.48%
SSE PLC[1]	281,663	6,307
National Grid PLC[1]	313,540	4,312
Duke Energy Corp.	34,500	2,463
Infratil Ltd.[1]	743,558	1,660
Red Eléctrica de Corporación, SA1	18,874	1,573
Cheung Kong Infrastructure Holdings Ltd.[1]	169,000	1,558
Power Assets Holdings Ltd.[1]	156,000	1,432
CMS Energy Corp.	38,100	1,375
American Funds Insurance Series — Capital Income Builder — Page 53 of 160

Common stocks Utilities (continued)	Shares	Value (000)
EDP - Energias de Portugal, SA1	303,484	$1,091
Glow Energy PCL[1]	345,300	703
		22,474
Health care 8.11%
AstraZeneca PLC[1]	77,450	5,236
AstraZeneca PLC (ADR)	71,580	2,430
Pfizer Inc.	183,980	5,939
GlaxoSmithKline PLC[1]	160,800	3,248
Roche Holding AG, non-registered shares, non-voting[1]	4,118	1,135
Novartis AG1	11,465	980
AbbVie Inc.	4,320	256
		19,224
Telecommunication services 7.60%
Verizon Communications Inc.	154,751	7,153
Singapore Telecommunications Ltd.[1]	957,100	2,463
HKT Trust and HKT Ltd., units[1]	1,308,340	1,669
Vodafone Group PLC[1]	465,900	1,507
NTT DoCoMo, Inc.[1]	72,900	1,494
freenet AG1	35,183	1,193
AT&T Inc.	29,680	1,021
TDC A/S1	188,780	936
TeliaSonera AB1	98,983	492
CenturyLink, Inc.	3,765	95
		18,023
Information technology 7.29%
Microsoft Corp.	90,860	5,041
Xilinx, Inc.	52,440	2,463
Texas Instruments Inc.	35,430	1,942
VTech Holdings Ltd.[1]	177,600	1,835
Paychex, Inc.	33,510	1,772
Ricoh Co., Ltd.[1]	146,300	1,503
International Business Machines Corp.	10,100	1,390
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	310,000	1,337
		17,283
Consumer discretionary 6.18%
Greene King PLC[1]	189,020	2,580
Gannett Co., Inc.	135,340	2,205
Las Vegas Sands Corp.	44,200	1,938
Marks and Spencer Group PLC[1]	217,900	1,448
Viacom Inc., Class B	29,500	1,214
BCA Marketplace PLC[1]	460,000	1,171
ProSiebenSat.1 Media SE1	22,384	1,132
SES SA, Class A (FDR)[1]	39,472	1,094
Electrolux AB, Series B1	40,587	974
Modern Times Group MTG AB, Class B1	35,157	897
		14,653
Energy 6.09%
ConocoPhillips	91,215	4,259
Exxon Mobil Corp.	36,600	2,853
Helmerich & Payne, Inc.	45,200	2,421
American Funds Insurance Series — Capital Income Builder — Page 54 of 160

Common stocks Energy (continued)	Shares	Value (000)
Royal Dutch Shell PLC, Class B1	66,360	$1,515
Kinder Morgan, Inc.	82,900	1,237
Enbridge Inc. (CAD denominated)	32,470	1,079
Occidental Petroleum Corp.	9,900	669
Eni SpA[1]	26,766	397
		14,430
Industrials 5.10%
BAE Systems PLC[1]	398,200	2,931
Lockheed Martin Corp.	12,355	2,683
MTR Corp. Ltd.[1]	184,500	910
Covanta Holding Corp.	55,000	852
Edenred SA1	44,957	847
Sydney Airport, units[1]	178,562	821
Siemens AG1	8,143	790
Boeing Co.	5,300	766
AA PLC[1]	133,500	615
Air New Zealand Ltd.[1]	290,675	587
Safran SA1	3,995	274
		12,076
Materials 2.61%
Dow Chemical Co.	30,615	1,576
Amcor Ltd.[1]	155,910	1,517
Givaudan SA1	749	1,348
Nucor Corp.	24,130	972
Potash Corp. of Saskatchewan Inc. (CAD denominated)	45,700	783
		6,196
Miscellaneous 0.63%
Other common stocks in initial period of acquisition		1,495
Total common stocks (cost: $200,112,000)		191,417
Convertible stocks 0.32% Financials 0.32%
American Tower Corp., Series B, 5.5% depository share, convertible preferred 2018	7,500	757
Total convertible stocks (cost: $756,000)		757
Bonds, notes & other debt instruments 15.69% U.S. Treasury bonds & notes 5.80% U.S. Treasury 5.35%	Principal amount (000)
U.S. Treasury 1.25% 2020	$600	591
U.S. Treasury 1.375% 2020	700	688
U.S. Treasury 2.25% 2021	1,125	1,148
U.S. Treasury 8.00% 2021	4,750	6,346
U.S. Treasury 2.00% 2025	600	585
U.S. Treasury 2.875% 2045	600	583
U.S. Treasury 3.00% 2045	2,757	2,747
		12,688
American Funds Insurance Series — Capital Income Builder — Page 55 of 160

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 0.45%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	$1,103	$1,069
Total U.S. Treasury bonds & notes		13,757
Mortgage-backed obligations 5.67%
Government National Mortgage Assn. 4.00% 2045[3]	6,859	7,289
Government National Mortgage Assn. 4.50% 2045[3]	1,064	1,146
Government National Mortgage Assn. 4.50% 2045[3]	899	968
Government National Mortgage Assn. 4.50% 2045[3]	792	854
Government National Mortgage Assn. 4.50% 2045[3]	504	542
Government National Mortgage Assn. 4.50% 2045[3]	390	420
Government National Mortgage Assn. 5.00% 2045[3]	149	164
Government National Mortgage Assn. 5.00% 2045[3]	99	109
Government National Mortgage Assn. 5.616% 2059[3]	163	168
Government National Mortgage Assn. 4.81% 2060[3]	140	146
Government National Mortgage Assn. 5.46% 2060[3]	131	139
Government National Mortgage Assn. 4.664% 2061[3]	204	214
Government National Mortgage Assn. 4.797% 2061[3]	180	188
Government National Mortgage Assn. 6.856% 2061[3]	76	80
Government National Mortgage Assn. 4.559% 2062[3]	57	61
Government National Mortgage Assn. 4.625% 2062[3]	436	463
Government National Mortgage Assn. 4.356% 2063[3]	139	148
Government National Mortgage Assn. 4.491% 2063[3]	58	62
Government National Mortgage Assn. 4.549% 2063[3]	178	191
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[3]	80	81
		13,433
Corporate bonds & notes 2.99% Financials 1.18%
AvalonBay Communities, Inc. 6.10% 2020	100	114
Bank of America Corp. 5.625% 2020	300	334
BB&T Corp. 6.85% 2019	100	114
Berkshire Hathaway Inc. 4.25% 2021	100	109
BNP Paribas 5.00% 2021	100	111
Developers Diversified Realty Corp. 7.875% 2020	100	120
Goldman Sachs Group, Inc., Series D, 6.00% 2020	300	340
JPMorgan Chase & Co. 6.30% 2019	200	224
JPMorgan Chase & Co. 4.25% 2020	200	212
Kimco Realty Corp. 6.875% 2019	100	115
Morgan Stanley 7.30% 2019	200	230
Morgan Stanley 5.50% 2020	300	334
Wells Fargo & Co. 5.625% 2017	100	107
Wells Fargo & Co. 4.60% 2021	300	327
		2,791
Consumer discretionary 0.55%
Comcast Corp. 5.15% 2020	100	112
Ford Motor Credit Co. 8.125% 2020	300	354
General Motors Financial Co. 4.375% 2021	300	305
Johnson Controls, Inc. 5.00% 2020	200	214
Time Warner Inc. 4.75% 2021	200	215
Viacom Inc. 5.625% 2019	100	108
		1,308
American Funds Insurance Series — Capital Income Builder — Page 56 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 0.29%	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 4.375% 2020	$120	$117
Enbridge Energy Partners, LP, Series B, 6.50% 2018	100	105
EnLink Midstream Partners, LP 4.40% 2024	100	79
Enterprise Products Operating LLC 6.50% 2019	100	110
Kinder Morgan Energy Partners, LP 5.30% 2020	200	198
Williams Partners LP 4.125% 2020	100	90
		699
Utilities 0.24%
Entergy Corp. 5.125% 2020	200	215
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	100	114
NV Energy, Inc 6.25% 2020	100	114
Progress Energy, Inc. 7.05% 2019	100	114
		557
Health care 0.23%
Amerisource Bergen 4.875% 2019	100	108
Becton, Dickinson and Co. 5.00% 2019	100	108
Boston Scientific Corp. 6.00% 2020	200	222
McKesson Corp. 7.50% 2019	100	115
		553
Telecommunication services 0.18%
Verizon Communications Inc. 5.50% 2018	100	108
Verizon Communications Inc. 4.50% 2020	300	322
		430
Consumer staples 0.15%
Altria Group, Inc. 9.25% 2019	200	245
Kraft Foods Inc. 6.125% 2018	100	110
		355
Industrials 0.12%
Caterpillar Financial Services Corp. 7.15% 2019	100	115
General Electric Capital Corp. 5.50% 2020	150	168
		283
Materials 0.05%
BHP Billiton Finance (USA) Ltd. 6.50% 2019	100	110
Total corporate bonds & notes		7,086
Asset-backed obligations 1.23%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[3]	57	57
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class B, 2.08% 2020[3]	250	247
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,4]	92	91
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[3,4]	82	82
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,4]	182	181
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[3,4]	95	95
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2018[3]	113	113
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[3]	250	251
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[3]	1,165	1,169
American Funds Insurance Series — Capital Income Builder — Page 57 of 160

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[3]	$500	$498
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[3]	125	125
		2,909
Total bonds, notes & other debt instruments (cost: $37,383,000)		37,185
Short-term securities 3.80%
Chevron Corp. 0.17% due 1/19/2016[4]	2,400	2,399
Federal Home Loan Bank 0.12% due 1/7/2016	1,200	1,200
General Electric Co. 0.15% due 1/4/2016	4,000	4,000
Paccar Financial Corp. 0.19% due 1/25/2016	1,400	1,400
Total short-term securities (cost: $9,000,000)		8,999
Total investment securities 100.57% (cost: $247,251,000)		238,358
Other assets less liabilities (0.57)%		(1,353)
Net assets 100.00%		$237,005
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $95,783,000, which represented 40.41% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,848,000, which represented 1.20% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
American Funds Insurance Series — Capital Income Builder — Page 58 of 160

Asset Allocation Fund
Investment portfolio
December 31, 2015
Common stocks 66.06% Information technology 14.44%	Shares	Value (000)
Microsoft Corp.	15,325,000	$850,231
Intel Corp.	6,879,000	236,981
VeriSign, Inc.[1]	2,675,000	233,688
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	10,000,000	227,500
ASML Holding NV (New York registered)	2,200,000	195,294
Intuit Inc.	2,000,000	193,000
Texas Instruments Inc.	3,000,000	164,430
KLA-Tencor Corp.	2,000,000	138,700
AAC Technologies Holdings Inc.[2]	15,000,000	97,520
Alphabet Inc., Class A1	60,000	46,681
Alphabet Inc., Class C1	60,164	45,657
Avago Technologies Ltd.	585,000	84,913
Cisco Systems, Inc.	2,000,000	54,310
Amphenol Corp., Class A	714,000	37,292
Analog Devices, Inc.	590,000	32,639
TE Connectivity Ltd.	215,000	13,891
		2,652,727
Consumer discretionary 10.72%
Comcast Corp., Class A	6,840,000	385,981
Amazon.com, Inc.[1]	568,000	383,906
Home Depot, Inc.	2,405,000	318,061
VF Corp.	3,230,000	201,067
Twenty-First Century Fox, Inc., Class A	5,850,000	158,886
Newell Rubbermaid Inc.	3,000,000	132,240
General Motors Co.	3,500,000	119,035
NIKE, Inc., Class B	1,520,000	95,000
Hasbro, Inc.	900,000	60,624
CBS Corp., Class B	568,100	26,775
MGM Resorts International[1]	1,100,000	24,992
Naspers Ltd., Class N2	155,000	21,192
Target Corp.	250,000	18,153
Time Warner Inc.	200,000	12,934
Cooper-Standard Holdings Inc.[1]	145,300	11,274
		1,970,120
Financials 8.82%
JPMorgan Chase & Co.	4,925,000	325,198
ACE Ltd.	2,620,000	306,147
First Republic Bank	2,200,000	145,332
Citigroup Inc.	2,750,000	142,312
PNC Financial Services Group, Inc.	1,200,000	114,372
Capital One Financial Corp.	1,200,000	86,616
Bank of America Corp.	5,000,000	84,150
Goldman Sachs Group, Inc.	450,000	81,103
American Express Co.	1,050,000	73,027
American Funds Insurance Series — Asset Allocation Fund — Page 59 of 160

Common stocks Financials (continued)	Shares	Value (000)
Marsh & McLennan Companies, Inc.	1,200,000	$66,540
Arch Capital Group Ltd.[1]	860,000	59,985
Sumitomo Mitsui Financial Group, Inc. (ADR)	7,500,000	56,925
Allstate Corp.	750,000	46,568
Moody’s Corp.	165,798	16,636
American Tower Corp.	150,000	14,543
		1,619,454
Industrials 8.22%
Lockheed Martin Corp.	2,115,000	459,272
Boeing Co.	1,720,000	248,695
Robert Half International Inc.	2,800,000	131,992
Nielsen Holdings PLC	2,500,000	116,500
General Electric Co.	3,500,000	109,025
Rockwell Collins, Inc.	1,180,000	108,914
Danaher Corp.	1,000,000	92,880
Parker-Hannifin Corp.	700,000	67,886
United Technologies Corp.	515,000	49,476
Precision Castparts Corp.	180,000	41,762
Cummins Inc.	330,000	29,043
ASSA ABLOY AB, Class B2	900,000	18,850
TransDigm Group Inc.[1]	80,000	18,276
Waste Connections, Inc.	275,000	15,488
CEVA Group PLC[1,2,3]	6,143	2,764
Atrium Corp.[1,2,3]	535	1
		1,510,824
Health care 7.86%
Merck & Co., Inc.	5,450,000	287,869
UnitedHealth Group Inc.	2,417,000	284,336
Johnson & Johnson	2,075,000	213,144
Humana Inc.	1,019,000	181,902
Pfizer Inc.	4,910,000	158,495
Thermo Fisher Scientific Inc.	785,000	111,352
Incyte Corp.[1]	1,000,000	108,450
Roche Holding AG, non-registered shares, non-voting[2]	200,000	55,117
Express Scripts Holding Co.[1]	275,000	24,038
Aetna Inc.	160,000	17,299
Rotech Healthcare Inc.[1,2]	184,138	1,383
		1,443,385
Energy 5.64%
Weatherford International PLC[1]	19,500,000	163,605
Noble Energy, Inc.	4,700,000	154,771
Chevron Corp.	1,625,000	146,185
Concho Resources Inc.[1]	1,335,000	123,968
Helmerich & Payne, Inc.	1,860,200	99,614
Schlumberger Ltd.	1,325,000	92,419
ConocoPhillips	1,965,000	91,746
Tallgrass Energy GP, LP, Class A1,4	3,100,000	49,507
Kinder Morgan, Inc.	2,150,000	32,078
Enbridge Inc.	875,450	29,056
Royal Dutch Shell PLC, Class B (ADR)	440,000	20,257
American Funds Insurance Series — Asset Allocation Fund — Page 60 of 160

Common stocks Energy (continued)	Shares	Value (000)
FMC Technologies, Inc.[1]	600,000	$17,406
Denbury Resources Inc.	8,000,000	16,160
		1,036,772
Consumer staples 4.21%
Philip Morris International Inc.	2,850,000	250,543
Coca-Cola Co.	3,440,000	147,782
Unilever NV	2,450,000	106,134
Nestlé SA2	1,310,000	97,102
Kraft Heinz Co.	970,000	70,577
Procter & Gamble Co.	770,000	61,146
Reynolds American Inc.	450,000	20,768
CVS Health Corp.	200,000	19,554
		773,606
Materials 4.02%
E.I. du Pont de Nemours and Co.	3,860,781	257,128
FMC Corp.	3,350,000	131,085
LyondellBasell Industries NV	1,500,000	130,350
Dow Chemical Co.	2,500,000	128,700
Nucor Corp.	1,500,000	60,450
Potash Corp. of Saskatchewan Inc.	1,808,800	30,967
		738,680
Telecommunication services 1.10%
Verizon Communications Inc.	1,565,000	72,334
T-Mobile US, Inc.[1]	1,500,000	58,680
AT&T Inc.	1,500,000	51,615
Zayo Group Holdings, Inc.[1]	711,721	18,925
		201,554
Utilities 0.37%
Dominion Resources, Inc.	1,000,000	67,640
Miscellaneous 0.66%
Other common stocks in initial period of acquisition		120,717
Total common stocks (cost: $8,966,609,000)		12,135,479
Convertible stocks 0.04% Industrials 0.04%
CEVA Group PLC, Series A-1, 3.622% convertible preferred[2,5]	6,267	3,917
CEVA Group PLC, Series A-2, 2.622% convertible preferred[2,5]	5,998	2,699
Total convertible stocks (cost: $15,028,000)		6,616
Bonds, notes & other debt instruments 24.41% U.S. Treasury bonds & notes 10.92% U.S. Treasury 8.84%	Principal amount (000)
U.S. Treasury 1.50% 2016[6]	$110,000	110,525
U.S. Treasury 2.00% 2016	10,500	10,513
U.S. Treasury 7.25% 2016	2,000	2,049
American Funds Insurance Series — Asset Allocation Fund — Page 61 of 160

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2017	$125,000	$124,336
U.S. Treasury 0.625% 2018	153,000	151,123
U.S. Treasury 1.125% 2018	5,000	4,993
U.S. Treasury 3.50% 2018	20,000	21,009
U.S. Treasury 1.50% 2019	400,000	401,648
U.S. Treasury 1.50% 2019	59,000	58,792
U.S. Treasury 1.625% 2019	30,000	30,117
U.S. Treasury 1.75% 2019	21,000	21,149
U.S. Treasury 1.25% 2020	327,000	322,069
U.S. Treasury 1.25% 2020	48,000	47,233
U.S. Treasury 1.375% 2020	8,500	8,399
U.S. Treasury 1.625% 2020	125,000	124,452
U.S. Treasury 2.25% 2024	8,000	7,998
U.S. Treasury 2.375% 2024	70,000	70,760
U.S. Treasury 2.00% 2025	54,000	52,653
U.S. Treasury 4.75% 2041	15,000	19,959
U.S. Treasury 3.125% 2043	17,500	17,955
U.S. Treasury 3.375% 2044	7,000	7,520
U.S. Treasury 2.50% 2045	9,000	8,084
		1,623,336
U.S. Treasury inflation-protected securities 2.08%
U.S. Treasury Inflation-Protected Security 0.625% 2024[7]	179,402	177,514
U.S. Treasury Inflation-Protected Security 0.375% 2025[7]	15,044	14,573
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	18,094	15,924
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	130,448	132,911
U.S. Treasury Inflation-Protected Security 0.75% 2045[7]	46,966	41,013
		381,935
Total U.S. Treasury bonds & notes		2,005,271
Corporate bonds & notes 7.96% Financials 1.47%
ACE INA Holdings Inc. 2.30% 2020	1,345	1,337
ACE INA Holdings Inc. 2.875% 2022	3,850	3,827
ACE INA Holdings Inc. 3.15% 2025	3,255	3,223
ACE INA Holdings Inc. 3.35% 2026	850	849
American Campus Communities, Inc. 3.35% 2020	765	765
American Campus Communities, Inc. 3.75% 2023	2,000	1,971
American Campus Communities, Inc. 4.125% 2024	2,835	2,820
American International Group, Inc. 3.875% 2035	4,000	3,539
Bank of America Corp. 2.625% 2020	4,000	3,956
Bank of America Corp. 3.875% 2025	8,500	8,647
Barclays Bank PLC 3.65% 2025	3,960	3,813
BB&T Corp. 2.45% 2020	6,000	6,043
BPCE SA group 5.70% 2023[3]	3,000	3,159
BPCE SA group 4.00% 2024	1,775	1,841
BPCE SA group 4.625% 2024[3]	2,400	2,339
Brandywine Operating Partnership, LP 3.95% 2023	380	371
CIT Group Inc. 3.875% 2019	12,735	12,703
Citigroup Inc. 2.65% 2020	8,500	8,448
Communications Sales & Leasing, Inc. 6.00% 2023[3]	4,250	4,027
Communications Sales & Leasing, Inc. 8.25% 2023	3,902	3,346
Corporate Office Properties LP 5.25% 2024	3,595	3,684
American Funds Insurance Series — Asset Allocation Fund — Page 62 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Corporate Office Properties LP 5.00% 2025	$1,770	$1,743
Credit Agricole SA 4.375% 2025[3]	1,620	1,572
Credit Suisse Group AG 1.70% 2018	4,000	3,973
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045[3]	2,000	1,980
Crescent Resources 10.25% 2017[3]	2,050	2,058
DDR Corp. 3.625% 2025	1,135	1,074
Developers Diversified Realty Corp. 7.50% 2017	3,460	3,687
Essex Portfolio L.P. 3.875% 2024	2,115	2,117
Essex Portfolio L.P. 3.50% 2025	4,420	4,261
Goldman Sachs Group, Inc. 2.55% 2019	4,000	4,003
Goldman Sachs Group, Inc. 3.85% 2024	3,000	3,068
Goldman Sachs Group, Inc. 4.75% 2045	2,810	2,802
Hospitality Properties Trust 6.30% 2016	3,000	3,010
Hospitality Properties Trust 6.70% 2018	6,540	6,922
HSBC Holdings PLC 4.25% 2024	3,000	3,019
Icahn Enterprises Finance Corp. 3.50% 2017	5,425	5,466
Intercontinentalexchange, Inc. 2.50% 2018	7,000	7,065
Intercontinentalexchange, Inc. 3.75% 2025	2,470	2,481
Intesa Sanpaolo SpA 5.017% 2024[3]	5,730	5,650
iStar Financial Inc. 4.00% 2017	7,275	7,151
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,455
JPMorgan Chase & Co. 1.35% 2017	1,515	1,512
JPMorgan Chase & Co. 3.25% 2022	3,000	3,022
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,196
Kimco Realty Corp. 6.875% 2019	2,375	2,730
Kimco Realty Corp. 3.40% 2022	1,570	1,558
Kimco Realty Corp. 3.125% 2023	2,820	2,735
Lloyds Banking Group PLC 2.30% 2018	1,810	1,819
Lloyds Banking Group PLC 4.50% 2024	6,000	6,103
MetLife Global Funding I 2.50% 2020[3]	8,000	7,963
MetLife, Inc. 4.05% 2045	3,760	3,492
Morgan Stanley 4.00% 2025	1,050	1,084
Morgan Stanley 4.30% 2045	2,695	2,580
Nordea Bank AB 2.50% 2020[3]	4,450	4,430
PNC Financial Services Group, Inc. 2.854% 2022	1,445	1,429
PNC Financial Services Group, Inc. 3.90% 2024	6,000	6,157
Prologis, Inc. 3.75% 2025	1,425	1,416
Prudential Financial, Inc. 3.50% 2024	6,000	6,041
QBE Insurance Group Ltd. 2.40% 2018[3]	5,000	5,008
Rabobank Nederland 4.375% 2025	4,500	4,586
Realogy Corp. 4.50% 2019[3]	8,925	9,204
Realogy Corp. 5.25% 2021[3]	1,500	1,543
Realogy Corp., LOC, 4.40% 2016[8,9,10]	376	370
Scentre Group 3.25% 2025[3]	2,870	2,699
Scentre Group 3.50% 2025[3]	3,970	3,860
UBS Group AG 4.125% 2025[3]	2,750	2,739
US Bancorp. 3.70% 2024	7,000	7,340
WEA Finance LLC 3.25% 2020[3]	3,530	3,549
Wells Fargo & Co. 2.55% 2020	2,175	2,166
Wells Fargo & Co. 2.60% 2020	4,000	3,994
Wells Fargo & Co. 3.55% 2025	4,000	4,042
Wells Fargo & Co. 4.90% 2045	5,000	5,058
		269,690
American Funds Insurance Series — Asset Allocation Fund — Page 63 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 1.36%	Principal amount (000)	Value (000)
AbbVie Inc. 3.20% 2022	$1,670	$1,647
AbbVie Inc. 4.40% 2042	2,035	1,908
Actavis Funding SCS 3.45% 2022	4,150	4,162
Actavis Funding SCS 3.85% 2024	5,000	5,020
Actavis Funding SCS 4.75% 2045	2,000	1,957
Amgen Inc. 2.70% 2022	3,400	3,305
AstraZeneca PLC 3.375% 2025	7,390	7,352
Baxalta Inc. 2.875% 2020[3]	5,405	5,346
Bayer AG 2.375% 2019[3]	2,750	2,754
Biogen Inc. 3.625% 2022	2,810	2,846
Boston Scientific Corp. 3.85% 2025	8,000	7,888
Celgene Corp. 3.55% 2022	1,290	1,304
Celgene Corp. 3.625% 2024	3,000	2,957
Celgene Corp. 4.625% 2044	1,000	948
Centene Corp. 4.75% 2022	6,960	6,769
Concordia Healthcare Corp. 9.50% 2022[3]	1,920	1,901
Concordia Healthcare Corp. 7.00% 2023[3]	910	794
ConvaTec Finance International SA 8.25% 2019[3,11]	5,600	5,229
DaVita HealthCare Partners Inc. 5.00% 2025	3,275	3,169
DJO Finance LLC 10.75% 2020[3]	2,835	2,580
DJO Finco Inc. 8.125% 2021[3]	7,165	6,377
EMD Finance LLC 3.25% 2025[3]	8,000	7,595
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	2,725	2,657
Gilead Sciences, Inc. 3.05% 2016	4,300	4,373
Gilead Sciences, Inc. 3.25% 2022	2,260	2,278
HCA Inc. 3.75% 2019	2,465	2,490
HealthSouth Corp. 5.75% 2024[3]	1,800	1,726
HealthSouth Corp. 5.75% 2025[3]	2,085	1,949
inVentiv Health Inc., Term Loan B4, 7.75% 2018[8,9,10]	2,075	2,047
inVentiv Health Inc. 9.00% 2018[3]	7,585	7,794
inVentiv Health Inc. 10.00% 2018	4,776	4,561
inVentiv Health Inc. 10.00% 2018	3,010	2,995
inVentiv Health Inc. 12.00% 2018[3,11]	10,955	9,945
Kindred Healthcare, Inc. 8.00% 2020	1,225	1,151
Kinetic Concepts, Inc. 10.50% 2018	15,490	15,141
Kinetic Concepts, Inc. 12.50% 2019	7,430	6,780
Laboratory Corporation of America Holdings 3.20% 2022	2,665	2,620
Mallinckrodt PLC 4.875% 2020[3]	4,365	4,223
Mallinckrodt PLC 5.75% 2022[3]	670	647
McKesson Corp. 3.796% 2024	3,500	3,525
Medtronic, Inc. 4.375% 2035	2,710	2,743
Medtronic, Inc. 4.625% 2045	2,885	2,982
Molina Healthcare, Inc. 5.375% 2022[3]	1,170	1,173
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[8,9,10]	3,859	3,294
PRA Holdings, Inc. 9.50% 2023[3]	2,730	2,982
Quintiles Transnational Corp. 4.875% 2023[3]	1,075	1,086
Roche Holdings, Inc. 2.875% 2021[3]	8,000	8,114
Roche Holdings, Inc. 3.00% 2025[3]	6,000	5,939
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,8,9,10]	3,030	2,979
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,8,9,10]	2,400	2,388
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,8,9,10,11]	5,706	5,103
Tenet Healthcare Corp., First Lien, 4.75% 2020	3,290	3,323
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,080	6,430
Tenet Healthcare Corp., First Lien, 4.50% 2021	3,725	3,650
American Funds Insurance Series — Asset Allocation Fund — Page 64 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Thermo Fisher Scientific Inc. 2.40% 2019	$4,000	$4,002
Thermo Fisher Scientific Inc. 4.15% 2024	2,000	2,082
UnitedHealth Group Inc. 3.35% 2022	4,355	4,459
VPI Escrow Corp. 6.75% 2018[3]	5,425	5,403
VPI Escrow Corp. 6.375% 2020[3]	11,455	11,111
VRX Escrow Corp. 6.125% 2025[3]	4,125	3,692
Zimmer Holdings, Inc. 3.15% 2022	6,015	5,922
		249,567
Energy 1.11%
Alpha Natural Resources, Inc. 7.50% 2020[3,12]	4,600	104
Alpha Natural Resources, Inc. 7.50% 2020[3,12]	2,719	61
American Energy (Marcellus), Term Loan B, 5.25% 2020[8,9,10]	4,225	1,146
American Energy (Marcellus), Term Loan A, 8.50% 2021[8,9,10]	1,475	22
American Energy (Permian Basin) 7.125% 2020[3]	1,450	553
American Energy (Permian Basin) 7.375% 2021[3]	1,325	523
APT Pipelines Ltd. 4.20% 2025[3]	7,000	6,590
Bonanza Creek Energy, Inc. 6.75% 2021	1,375	839
Bonanza Creek Energy, Inc. 5.75% 2023	1,475	774
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,065
Cenovus Energy Inc. 3.80% 2023	3,970	3,602
Chesapeake Energy Corp. 4.875% 2022	5,050	1,427
Chevron Corp. 3.326% 2025	1,165	1,175
CONSOL Energy Inc. 5.875% 2022	7,500	4,687
DCP Midstream Operating LP 4.95% 2022	775	636
Denbury Resources Inc. 4.625% 2023	6,075	1,986
Devon Energy Corp. 5.00% 2045	6,590	5,011
Diamond Offshore Drilling, Inc. 4.875% 2043	5,810	3,549
Ecopetrol SA 5.375% 2026	4,230	3,611
Enbridge Energy Partners, LP 5.20% 2020	1,150	1,166
Enbridge Energy Partners, LP 5.875% 2025	2,515	2,429
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,900	1,992
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	1,915
Enbridge Inc. 4.00% 2023	8,500	7,533
Energy Transfer Partners, LP 4.15% 2020	3,500	3,233
Energy Transfer Partners, LP 5.875% 2024	3,225	2,645
Energy Transfer Partners, LP 4.75% 2026	3,500	3,018
EnLink Midstream Partners, LP 4.15% 2025	5,580	4,303
EnLink Midstream Partners, LP 5.05% 2045	3,135	1,949
Ensco PLC 5.75% 2044	3,370	2,226
Enterprise Products Operating LLC 5.20% 2020	1,710	1,796
Enterprise Products Operating LLC 4.90% 2046	3,970	3,255
EP Energy Corp. 9.375% 2020	1,975	1,269
EP Energy Corp. 6.375% 2023	1,475	745
Exxon Mobil Corp. 1.912% 2020	5,000	4,963
Genesis Energy, LP 6.75% 2022	2,625	2,244
Halliburton Co. 3.375% 2022	1,240	1,222
Halliburton Co. 3.80% 2025	5,760	5,619
Kinder Morgan Energy Partners, LP 5.40% 2044	4,380	3,320
Kinder Morgan Energy Partners, LP 5.50% 2044	1,828	1,430
Kinder Morgan, Inc. 3.05% 2019	2,520	2,335
NGL Energy Partners LP 6.875% 2021	3,225	2,435
NGPL PipeCo LLC 7.119% 2017[3]	2,300	2,151
NGPL PipeCo LLC 9.625% 2019[3]	4,640	4,362
American Funds Insurance Series — Asset Allocation Fund — Page 65 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Noble Corp PLC 5.95% 2025	$1,775	$1,227
Noble Corp PLC 6.95% 2045	2,675	1,716
Oasis Petroleum Inc. 6.875% 2022	3,350	2,161
PDC Energy Inc. 7.75% 2022	1,825	1,761
Peabody Energy Corp. 6.00% 2018	25,585	4,861
Peabody Energy Corp. 6.25% 2021	3,675	524
Petróleos Mexicanos 3.50% 2023	7,000	6,125
Petróleos Mexicanos 5.625% 2046[3]	2,890	2,222
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,093
QGOG Constellation SA 6.25% 2019[3]	850	385
Rice Energy Inc. 6.25% 2022	1,975	1,432
Rice Energy Inc. 7.25% 2023[3]	525	386
Sabine Pass Liquefaction, LLC 5.625% 2021	3,500	3,238
Sabine Pass Liquefaction, LLC 5.75% 2024	1,800	1,575
Sabine Pass Liquefaction, LLC 5.625% 2025[3]	6,500	5,525
SandRidge Energy, Inc. 7.50% 2023	4,150	472
Schlumberger BV 3.625% 2022[3]	7,300	7,226
Shell International Finance BV 2.25% 2020	4,465	4,403
SM Energy Co. 5.625% 2025	3,050	2,021
Southwestern Energy Co. 4.95% 2025	3,240	2,045
Statoil ASA 2.75% 2021	1,925	1,916
Statoil ASA 3.25% 2024	2,850	2,802
Statoil ASA 4.25% 2041	2,000	1,892
StatoilHydro ASA 1.80% 2016	4,000	4,025
Targa Resources Corp. 4.125% 2019	2,300	1,926
Targa Resources Partners LP 6.75% 2024[3]	1,200	1,026
Teekay Corp. 8.50% 2020	9,830	6,684
Teekay Corp. 8.50% 2020[3]	4,100	2,788
Tesoro Logistics LP 5.50% 2019[3]	1,200	1,170
TransCanada PipeLines Ltd. 7.625% 2039	4,000	4,918
Weatherford International PLC 4.50% 2022	3,115	2,247
Weatherford International PLC 6.75% 2040	1,130	798
Williams Companies, Inc. 3.70% 2023	1,975	1,366
Williams Partners LP 4.00% 2021	195	163
Williams Partners LP 4.50% 2023	5,000	4,056
Williams Partners LP 3.90% 2025	2,500	1,883
Williams Partners LP 5.40% 2044	385	259
Williams Partners LP 5.10% 2045	2,305	1,521
WPX Energy Inc. 7.50% 2020	1,625	1,324
		204,078
Telecommunication services 0.80%
AT&T Inc. 3.40% 2025	5,000	4,816
CenturyLink, Inc. Series V, 5.625% 2020	500	496
Deutsche Telekom International Finance BV 9.25% 2032	3,870	5,689
France Télécom 4.125% 2021	5,000	5,300
Frontier Communications Corp. 8.125% 2018	4,375	4,534
Frontier Communications Corp. 10.50% 2022[3]	2,575	2,565
Frontier Communications Corp. 11.00% 2025[3]	8,275	8,213
Intelsat Jackson Holding Co. 7.25% 2019	3,075	2,837
Intelsat Jackson Holding Co. 7.25% 2020	7,125	6,234
Intelsat Jackson Holding Co. 6.625% 2022	11,925	7,662
Intelsat Luxembourg Holding Co. 6.75% 2018	1,300	975
LightSquared, Term Loan, 9.75% 2020[8,9,10]	18,900	17,577
American Funds Insurance Series — Asset Allocation Fund — Page 66 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
MetroPCS Wireless, Inc. 6.25% 2021	$6,775	$7,012
MetroPCS Wireless, Inc. 6.625% 2023	3,725	3,809
Numericable Group SA 4.875% 2019[3]	17,150	17,043
Orange SA 5.50% 2044	3,000	3,192
Sable International Finance Ltd. 6.875% 2022[3]	1,175	1,140
SoftBank Corp. 4.50% 2020[3]	4,250	4,239
Sprint Nextel Corp. 7.00% 2020	3,805	2,949
Sprint Nextel Corp. 11.50% 2021	2,450	2,266
Sprint Nextel Corp. 7.875% 2023	4,000	3,014
T-Mobile US, Inc. 6.542% 2020	1,850	1,933
T-Mobile US, Inc. 6.50% 2026	2,425	2,454
Trilogy International Partners, LLC 10.25% 2016[3]	10,500	10,277
Verizon Communications Inc. 3.00% 2021	1,876	1,874
Verizon Communications Inc. 5.15% 2023	1,124	1,238
Verizon Communications Inc. 4.522% 2048	2,364	2,122
Wind Acquisition SA 4.75% 2020[3]	8,575	8,511
Wind Acquisition SA 7.375% 2021[3]	8,250	7,817
		147,788
Materials 0.67%
ArcelorMittal 6.25% 2021	4,050	3,280
ArcelorMittal 6.125% 2025	1,100	806
ArcelorMittal 7.75% 2041	10,865	7,402
Ball Corp. 4.375% 2020	2,450	2,493
Chemours Co. 6.625% 2023[3]	5,640	3,976
Chemours Co. 7.00% 2025[3]	3,700	2,534
Cliffs Natural Resources Inc. 8.25% 2020[3]	2,725	2,091
Eastman Chemical Co. 2.70% 2020	7,000	6,940
Ecolab Inc. 3.00% 2016	2,545	2,582
First Quantum Minerals Ltd. 6.75% 2020[3]	10,727	6,973
First Quantum Minerals Ltd. 7.00% 2021[3]	11,877	7,512
First Quantum Minerals Ltd. 7.25% 2022[3]	3,525	2,221
FMG Resources 9.75% 2022[3]	16,225	14,927
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	5,815	3,402
Georgia Gulf Corp. 4.625% 2021	3,500	3,233
Georgia-Pacific Corp. 2.539% 2019[3]	7,000	6,968
Holcim Ltd. 5.15% 2023[3]	6,165	6,609
Huntsman International LLC 4.875% 2020	2,575	2,363
International Paper Co. 7.30% 2039	2,005	2,291
JMC Steel Group Inc. 8.25% 2018[3]	10,800	7,209
Owens-Illinois, Inc. 6.375% 2025[3]	1,295	1,333
Rayonier Advanced Materials Inc. 5.50% 2024[3]	1,500	1,192
Reynolds Group Inc. 5.75% 2020	19,145	19,522
Ryerson Inc. 9.00% 2017	1,100	853
Ryerson Inc. 11.25% 2018	3,325	2,494
Walter Energy, Inc. 9.50% 2019[3,12]	9,300	2,418
		123,624
Industrials 0.63%
ADT Corp. 4.125% 2019	5,075	5,246
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	17,795	12,368
Atlas Copco AB 5.60% 2017[3]	2,750	2,880
Builders Firstsource 7.625% 2021[3]	3,375	3,569
CEVA Group PLC, LOC, 6.50% 2021[8,9,10]	650	544
American Funds Insurance Series — Asset Allocation Fund — Page 67 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
CEVA Group PLC, Term Loan B, 6.50% 2021[8,9,10]	$929	$777
CEVA Group PLC, Term Loan, 6.50% 2021[8,9,10]	674	564
CEVA Group PLC, Term Loan, 6.50% 2021[8,9,10]	116	97
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[9]	26	26
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[9]	2	2
Corporate Risk Holdings LLC 9.50% 2019[3]	3,878	3,471
Corporate Risk Holdings LLC 13.50% 2020[2,3,11]	939	922
DAE Aviation Holdings, Inc. 10.00% 2023[3]	2,025	2,020
Euramax International, Inc. 12.00% 2020[3]	4,675	4,254
Gardner Denver, Inc. 6.875% 2021[3]	1,925	1,482
General Electric Co. 2.70% 2022	6,535	6,518
General Electric Co. 4.125% 2042	2,500	2,448
Hardwoods Acquisition Inc 7.50% 2021[3]	3,150	2,615
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[2,8,9,10,12]	107	8
HD Supply, Inc. 5.25% 2021[3]	1,675	1,715
HDTFS Inc. 5.875% 2020	2,200	2,280
KLX Inc. 5.875% 2022[3]	2,730	2,607
Lockheed Martin Corp. 3.10% 2023	530	531
Lockheed Martin Corp. 3.55% 2026	8,470	8,531
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[3]	9,200	8,061
Navios Maritime Holdings Inc. 7.375% 2022[3]	6,125	3,085
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,795	1,216
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,000	1,019
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[3]	2,500	2,572
Nortek Inc. 8.50% 2021	7,845	8,179
Ply Gem Industries, Inc. 6.50% 2022	6,175	5,673
Ply Gem Industries, Inc. 6.50% 2022	2,350	2,127
R.R. Donnelley & Sons Co. 7.25% 2018	4,530	4,768
R.R. Donnelley & Sons Co. 7.875% 2021	2,600	2,698
R.R. Donnelley & Sons Co. 7.00% 2022	3,500	3,325
R.R. Donnelley & Sons Co. 6.50% 2023	1,710	1,588
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	7,250	5,256
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[3,9]	44	47
Virgin Australia Holdings Ltd. 8.50% 2019[3]	1,300	1,306
		116,395
Consumer discretionary 0.63%
Amazon.com, Inc. 4.80% 2034	6,000	6,334
Cablevision Systems Corp. 6.75% 2021	2,100	2,069
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	3,000	3,002
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	6,150	6,181
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	15,200	14,915
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	3,985	3,696
DaimlerChrysler North America Holding Corp. 2.25% 2019[3]	6,000	5,915
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	2,515	2,460
DISH DBS Corp. 4.25% 2018	8,275	8,316
Ford Motor Credit Co. 2.597% 2019	3,000	2,948
Ford Motor Credit Co. 3.219% 2022	6,000	5,882
Ford Motor Credit Co. 4.134% 2025	4,000	3,996
Gannett Co., Inc. 4.875% 2021[3]	1,255	1,261
General Motors Co. 5.20% 2045	5,000	4,724
General Motors Financial Co. 3.70% 2020	6,355	6,382
General Motors Financial Co. 3.45% 2022	3,625	3,484
American Funds Insurance Series — Asset Allocation Fund — Page 68 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
iHeartCommunications, Inc. 10.625% 2023	$2,440	$1,702
Limited Brands, Inc. 6.875% 2035[3]	2,025	2,088
MGM Resorts International 8.625% 2019	3,475	3,867
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	2,375	1,769
Sotheby’s Holdings, Inc. 5.25% 2022[3]	1,625	1,487
TI Automotive Ltd. 8.75% 2023[3]	1,120	1,039
Time Warner Inc. 3.60% 2025	3,500	3,416
Time Warner Inc. 3.875% 2026	7,000	6,957
Volkswagen International Finance NV 2.375% 2017[3]	5,000	4,984
Wynn Macau, Ltd. 5.25% 2021[3]	5,000	4,425
ZF Friedrichshafen AG 4.50% 2022[3]	1,050	1,030
ZF Friedrichshafen AG 4.75% 2025[3]	1,045	999
		115,328
Utilities 0.62%
AES Corp. 5.50% 2025	1,725	1,531
American Electric Power Co. 2.95% 2022	4,020	3,979
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,235
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	4,930
CMS Energy Corp. 8.75% 2019	2,000	2,394
Commonwealth Edison Company 4.35% 2045	2,085	2,102
Consumers Energy Co. 3.375% 2023	475	486
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	3,785	3,783
Dominion Gas Holdings LLC 2.50% 2019	1,450	1,449
Dominion Gas Holdings LLC 2.80% 2020	1,820	1,827
Duke Energy Corp. 3.75% 2024	6,065	6,160
Duke Energy Progress Inc. 4.15% 2044	3,020	2,957
Dynegy Finance Inc. 7.375% 2022	1,025	897
Dynegy Finance Inc. 7.625% 2024	1,950	1,677
EDP Finance BV 4.125% 2020[3]	6,000	6,027
Electricité de France SA 2.35% 2020[3]	7,000	6,900
Electricité de France SA 6.95% 2039[3]	4,000	4,929
MidAmerican Energy Co. 5.95% 2017	1,375	1,461
MidAmerican Energy Co. 2.40% 2019	1,500	1,512
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	7,000	7,021
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	5,230	5,215
Northern States Power Co. 4.125% 2044	6,000	5,967
NRG Energy, Inc. 6.25% 2022	1,525	1,331
Pacific Gas and Electric Co. 3.25% 2023	1,220	1,225
Pacific Gas and Electric Co. 3.85% 2023	6,879	7,160
Pacific Gas and Electric Co. 3.40% 2024	1,310	1,318
Pacific Gas and Electric Co. 4.30% 2045	1,270	1,259
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,363
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	6,926
Puget Energy Inc. 3.65% 2025	3,135	3,045
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,245	1,428
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,790	2,020
Puget Sound Energy, Inc., First Lien, 5.625% 2022	1,965	2,184
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,545
Tampa Electric Co. 4.35% 2044	3,805	3,743
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,9]	380	396
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	1,935
		113,317
American Funds Insurance Series — Asset Allocation Fund — Page 69 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology 0.38%	Principal amount (000)	Value (000)
First Data Corp. 5.375% 2023[3]	$2,850	$2,871
First Data Corp. 7.00% 2023[3]	10,475	10,501
Freescale Semiconductor, Inc. 5.00% 2021[3]	7,250	7,449
Freescale Semiconductor, Inc. 6.00% 2022[3]	10,250	10,763
Harris Corp. 5.054% 2045	1,830	1,799
Hewlett-Packard Co. 4.40% 2022[3]	7,000	6,984
Microsoft Corp. 2.65% 2022	6,000	6,000
Microsoft Corp. 4.20% 2035	6,000	6,135
Oracle Corp. 2.50% 2022	7,500	7,372
Qorvo, Inc. 7.00% 2025[3]	975	1,007
Visa Inc. 2.80% 2022	2,000	2,005
Visa Inc. 3.15% 2025	7,000	7,024
		69,910
Consumer staples 0.29%
Altria Group, Inc. 4.50% 2043	3,000	2,856
British American Tobacco International Finance PLC 9.50% 2018[3]	2,470	2,950
British American Tobacco International Finance PLC 3.95% 2025[3]	5,500	5,673
CVS Caremark Corp. 5.125% 2045	3,695	3,908
General Mills, Inc. 2.20% 2019	3,595	3,599
Imperial Tobacco Finance PLC 3.50% 2023[3]	4,000	3,926
Pernod Ricard SA 2.95% 2017[3]	3,000	3,038
Philip Morris International Inc. 3.25% 2024	5,000	5,036
Philip Morris International Inc. 4.25% 2044	2,000	1,937
Reynolds American Inc. 6.15% 2043	580	660
Reynolds American Inc. 5.85% 2045	6,000	6,691
The JM Smucker Co. 3.00% 2022	1,665	1,659
Walgreens Boots Alliance, Inc. 3.30% 2021	7,000	6,877
Wal-Mart Stores, Inc. 3.30% 2024	4,445	4,595
		53,405
Total corporate bonds & notes		1,463,102
Mortgage-backed obligations 4.55%
Aventura Mall Trust, Series A, 3.867% 2032[3,8,9]	5,500	5,748
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.558% 2049[8,9]	7,747	7,969
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[3,9]	3,545	3,522
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[8,9]	2,508	2,618
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[8,9]	1,430	1,522
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[9]	1,185	1,176
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-4, 3.762% 2048[9]	1,900	1,948
Citigroup Commercial Mortgage Trust, Series 2015-GC-33, Class A-4, 3.778% 2058[9]	3,330	3,413
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2049[3,8,9]	2,500	2,551
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2035[3,9]	2,190	2,156
Commercial Mortgage Trust, Series 2015-CR-27, Class ASB, 3.404% 2048[9]	840	848
Commercial Mortgage Trust, Series 2015-PC1, Class A-5, 3.902% 2050[9]	4,735	4,897
Commercial Mortgage Trust, Series 2015-LC-23, Class ASB, 3.598% 2053[9]	2,000	2,051
Commonwealth Bank of Australia 0.75% 2016[3,9]	3,000	3,000
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,9]	6,225	6,199
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[9]	595	612
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[8,9]	2,229	2,305
CSAIL Commercial Mortgage Trust, Series 2015-C-4, Class ASB, 3.6167% 2048[9]	1,400	1,438
Fannie Mae 6.00% 2021[9]	51	55
Fannie Mae 6.00% 2026[9]	566	639
American Funds Insurance Series — Asset Allocation Fund — Page 70 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.50% 2033[9]	$926	$1,035
Fannie Mae 5.50% 2033[9]	638	712
Fannie Mae 3.50% 2035[9]	10,322	10,782
Fannie Mae 5.50% 2036[9]	1,365	1,540
Fannie Mae 6.00% 2036[9]	3,507	3,971
Fannie Mae 6.00% 2036[9]	1,157	1,307
Fannie Mae 6.00% 2036[9]	173	195
Fannie Mae 5.50% 2037[9]	509	573
Fannie Mae 5.50% 2037[9]	316	353
Fannie Mae 6.00% 2037[9]	3,592	4,068
Fannie Mae 6.00% 2037[9]	3,466	3,933
Fannie Mae 6.00% 2037[9]	410	463
Fannie Mae 6.00% 2037[9]	53	60
Fannie Mae 6.00% 2038[9]	6,202	7,005
Fannie Mae 6.00% 2038[9]	3,833	4,338
Fannie Mae 6.00% 2038[9]	2,004	2,265
Fannie Mae 6.00% 2038[9]	1,818	2,058
Fannie Mae 6.00% 2038[9]	999	1,131
Fannie Mae 6.00% 2038[9]	954	1,082
Fannie Mae 6.00% 2038[9]	131	148
Fannie Mae 6.00% 2038[9]	100	113
Fannie Mae 6.00% 2038[9]	77	87
Fannie Mae 6.00% 2039[9]	2	3
Fannie Mae 4.00% 2040[9]	6,467	6,875
Fannie Mae 6.00% 2040[9]	997	1,128
Fannie Mae 6.00% 2040[9]	342	387
Fannie Mae 4.00% 2041[9]	5,588	5,950
Fannie Mae 4.00% 2041[9]	4,194	4,466
Fannie Mae 6.00% 2041[9]	1,314	1,485
Fannie Mae 6.00% 2041[9]	1,099	1,243
Fannie Mae 4.00% 2043[9]	11,241	12,014
Fannie Mae 4.00% 2043[9]	8,853	9,461
Fannie Mae 4.00% 2043[9]	5,000	5,353
Fannie Mae 4.00% 2043[9]	3,931	4,195
Fannie Mae 4.00% 2043[9]	3,798	4,055
Fannie Mae 4.00% 2043[9]	3,236	3,465
Fannie Mae 4.00% 2043[9]	2,875	3,070
Fannie Mae 4.00% 2043[9]	2,794	2,977
Fannie Mae 3.00% 2046[9,13]	34,500	37,198
Fannie Mae 3.50% 2046[9,13]	80,000	82,518
Fannie Mae 6.00% 2046[9,13]	4,750	5,367
Fannie Mae 7.00% 2047[9]	284	321
Fannie Mae 7.00% 2047[9]	68	77
Fannie Mae 7.00% 2047[9]	5	5
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[8,9]	2,145	2,111
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[9]	5,242	5,231
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[9]	4,000	4,047
Fannie Mae, Series 2014-M1, multifamily 3.311% 2023[8,9]	9,000	9,317
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[8,9]	7,530	7,857
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[8,9]	6,450	6,804
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[8,9]	6,215	6,333
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.475% 2024[8,9]	7,000	7,311
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[9]	184	160
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[9]	265	312
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[9]	65	76
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.00% 2023[9]	$321	$348
Freddie Mac 6.00% 2026[9]	1,283	1,443
Freddie Mac 3.50% 2035[9]	24,560	25,638
Freddie Mac 3.50% 2035[9]	12,482	13,029
Freddie Mac 3.50% 2035[9]	11,384	11,874
Freddie Mac 3.50% 2035[9]	4,190	4,374
Freddie Mac 3.50% 2035[9]	1,101	1,149
Freddie Mac 5.00% 2038[9]	2,259	2,475
Freddie Mac 6.50% 2038[9]	336	383
Freddie Mac 4.50% 2039[9]	394	425
Freddie Mac 5.00% 2040[9]	3,789	4,163
Freddie Mac 4.00% 2043[9]	9,214	9,792
Freddie Mac 4.00% 2043[9]	5,632	6,002
Freddie Mac 4.00% 2043[9]	5,267	5,604
Freddie Mac 4.00% 2043[9]	3,512	3,754
Freddie Mac 4.00% 2043[9]	3,460	3,682
Freddie Mac 4.00% 2045[9]	20,743	22,072
Freddie Mac 4.00% 2045[9]	19,261	20,478
Freddie Mac 3.50% 2046[9,13]	20,000	20,583
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[8,9]	4,175	4,320
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[9]	2,750	2,849
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[9]	2,516	2,503
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[9]	4,000	3,962
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[9]	3,680	3,660
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[9]	4,000	4,034
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[9]	6,031	6,197
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[9]	2,715	2,758
Freddie Mac, Series K721, Class A2, multifamily 3.090% 2022[9]	7,000	7,204
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[9]	2,357	2,413
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[9]	5,900	6,092
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[9]	6,000	6,054
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[9]	4,470	4,603
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[9]	4,265	4,214
Freddie Mac, Series K047, Class A2, multifamily 3.329% 2025[9]	4,000	4,111
Freddie Mac, Series K050, Class A2, multifamily 3.334% 2025[8,9]	2,860	2,936
Freddie Mac, Series T-041, Class 3-A, 6.040% 2032[8,9]	415	471
Government National Mortgage Assn. 3.50% 2045[9]	75,549	78,870
Government National Mortgage Assn. 4.00% 2045[9]	24,862	26,445
Government National Mortgage Assn. 4.50% 2045[9]	14,967	16,087
Government National Mortgage Assn. 4.00% 2046[9,13]	50,665	53,794
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.826% 2038[8,9]	2,152	2,162
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[9]	8,440	8,633
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[8,9]	5,000	5,200
GS Mortgage Securities Corp. II, Series 2015-GC-34, Class AAB, 3.278% 2048[9]	1,000	1,004
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[3,9]	3,438	3,443
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.695% 2049[8,9]	8,228	8,493
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[9]	1,967	2,057
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class ASB, 3.358% 2048[9]	1,000	1,010
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-33, Class ASB, 3.5623% 2048[9]	1,600	1,633
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[9]	1,624	1,668
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[8,9]	5,500	5,750
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.156% 2045[8,9]	2,570	2,753
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034[9]	1,403	1,426
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.877% 2049[8,9]	4,000	4,172
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-27, Class ASB, 3.557% 2047[9]	1,000	1,023
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[9]	$1,180	$1,180
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[9]	1,500	1,524
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-24, Class A-4, 3.732% 2048[9]	4,845	4,952
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,9]	2,650	2,709
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.917% 2049[8,9]	3,341	3,474
National Australia Bank 1.25% 2018[3,9]	3,000	2,973
Royal Bank of Canada 1.875% 2020[9]	7,000	6,881
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[9]	3,000	3,071
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[8,9]	3,000	3,112
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.952% 2051[8,9]	3,000	3,154
Wells Fargo Commercial Mortgage Trust, Series 2015-SG-1, Class A-4, 3.789% 2047[9]	3,650	3,762
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-1, Class ASB, 2.934% 2048[9]	1,065	1,058
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-42, Class ASB, 3.522% 2048[9]	1,000	1,023
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 2058[9]	2,365	2,428
		835,631
Asset-backed obligations 0.41%
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,9]	8,000	7,982
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[9]	4,770	4,761
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[9]	1,605	1,600
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 2019[9]	8,000	7,978
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[3,9]	7,000	6,973
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.57% 2020[8,9]	2,000	2,031
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[3,9]	4,138	4,121
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,9]	6,000	5,980
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[9]	3,910	3,906
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[9]	4,060	4,052
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,9]	6,010	5,984
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[9]	5,740	5,698
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,9]	3,189	3,163
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035[9]	1,188	1,207
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[9]	178	184
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[9]	1,500	1,498
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[9]	1,900	1,897
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[9]	7,000	6,900
		75,915
Federal agency bonds & notes 0.39%
CoBank, ACB 1.112% 2022[3,8]	1,695	1,606
Fannie Mae 2.625% 2024	11,190	11,318
Freddie Mac 2.50% 2016	18,000	18,135
Freddie Mac 0.75% 2018	40,300	39,961
		71,020
Bonds & notes of governments & government agencies outside the U.S. 0.18%
Province of Manitoba 3.05% 2024	2,600	2,638
Slovenia (Republic of) 5.50% 2022	6,000	6,720
Spanish Government 4.00% 2018[3]	15,000	15,677
United Mexican States Government Global 3.60% 2025	4,000	3,908
United Mexican States Government Global 5.55% 2045	4,500	4,629
		33,572
Total bonds, notes & other debt instruments (cost: $4,622,901,000)		4,484,511
American Funds Insurance Series — Asset Allocation Fund — Page 73 of 160

Short-term securities 11.58%	Principal amount (000)	Value (000)
Apple Inc. 0.12%–0.16% due 1/4/2016–1/19/2016[3]	$105,500	$105,488
CAFCO, LLC 0.28%–0.40% due 2/17/2016–2/29/2016	95,800	95,763
Chariot Funding, LLC 0.42% due 1/4/2016[3]	47,500	47,498
Chevron Corp. 0.18% due 1/13/2016[3]	25,000	24,997
Ciesco LLC 0.34% due 3/1/2016	50,000	49,976
Emerson Electric Co. 0.23% due 1/19/2016[3]	20,000	19,997
ExxonMobil Corp. 0.13%–0.36% due 1/5/2016–1/25/2016	154,400	154,380
Federal Home Loan Bank 0.08%–0.54% due 1/7/2016–5/9/2016	859,800	859,509
Freddie Mac 0.15%–0.51% due 1/20/2016–5/18/2016	356,800	356,561
GE Capital Treasury Services (U.S.) LLC 0.43% due 2/18/2016	50,000	49,975
Google Inc. 0.14% due 1/26/2016[3]	30,000	29,995
Kimberly-Clark Corp. 0.37%–0.40% due 1/20/2016–1/22/2016[3]	59,000	58,987
National Rural Utilities Cooperative Finance Corp. 0.37% due 1/19/2016	9,900	9,898
Paccar Financial Corp. 0.19% due 1/21/2016	10,000	9,998
Pfizer Inc 0.42%–0.45% due 3/14/2016–3/22/2016[3]	79,100	79,037
Qualcomm Inc. 0.16% due 1/20/2016[3]	25,000	24,995
U.S. Treasury Bills 0.21%–0.42% due 3/3/2016–5/19/2016	100,000	99,934
Wells Fargo Bank, N.A. 0.69%–0.70% due 6/1/2016–6/7/2016	50,000	50,079
Total short-term securities (cost: $2,126,686,000)		2,127,067
Total investment securities 102.09% (cost: $15,731,224,000)		18,753,673
Other assets less liabilities (2.09)%		(383,106)
Net assets 100.00%		$18,370,567
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $379,083,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Receive	LCH	3-month USD-LIBOR	0.921%	3/5/2017	50,000	$17
Receive	LCH	3-month USD-LIBOR	1.929	9/29/2019	80,000	1,129
Receive	LCH	3-month USD-LIBOR	1.6365	10/16/2019	124,000	412
Pay	LCH	3-month USD-LIBOR	1.734	3/5/2020	23,000	(123)
Pay	LCH	3-month USD-LIBOR	2.652	9/29/2024	26,000	(1,182)
Pay	LCH	3-month USD-LIBOR	3.402	6/23/2044	18,000	(3,014)
Pay	LCH	3-month USD-LIBOR	2.945	10/16/2044	28,000	(1,991)
						$(4,752)
American Funds Insurance Series — Asset Allocation Fund — Page 74 of 160

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ was $337,743,000, which represented 1.84% of the net assets of the fund. This amount includes $313,884,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $978,698,000, which represented 5.33% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,921,000, which represented .04% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Coupon rate may change periodically.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $36,916,000, which represented .20% of the net assets of the fund.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.622% convertible preferred	5/2/2013	$6,354	$3,917.02%
CEVA Group PLC, Series A-2, 2.622% convertible preferred	3/10/2010-1/23/2012	8,675	2,699.02
Total private placement securities		$ 15,029	$ 6,616.04%

Key to abbreviations
ADR = American Depositary Receipts
LCH = LCH.Clearnet
LOC = Letter of Credit
TBA = To-be-announced
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 160

Global Balanced Fund
Investment portfolio
December 31, 2015
Common stocks 64.36% Industrials 11.62%	Shares	Value (000)
BAE Systems PLC[1]	447,400	$3,293
ASSA ABLOY AB, Class B1	155,000	3,246
General Electric Co.	93,700	2,919
KONE Oyj, Class B1	56,600	2,380
Boeing Co.	16,000	2,313
Randstad Holding NV1	22,947	1,427
Robert Half International Inc.	30,000	1,414
Edenred SA1	65,000	1,225
Geberit AG1	3,500	1,177
Capita PLC[1]	60,000	1,068
TransDigm Group Inc.[2]	4,500	1,028
AB Volvo, Class B1	102,000	942
International Consolidated Airlines Group, SA (CDI)[1]	100,000	892
Caterpillar Inc.	12,000	816
Cummins Inc.	9,100	801
Abertis Infraestructuras, SA, Class A1	34,216	533
		25,474
Consumer staples 10.00%
Pernod Ricard SA1	30,220	3,436
Coca-Cola Co.	57,000	2,449
SABMiller PLC[1]	39,900	2,390
Nestlé SA1	27,200	2,016
British American Tobacco PLC[1]	35,950	1,997
Reynolds American Inc.	42,104	1,943
Altria Group, Inc.	31,000	1,805
Costco Wholesale Corp.	10,170	1,642
Kroger Co.	34,000	1,422
Philip Morris International Inc.	12,700	1,116
Seven & i Holdings Co., Ltd.[1]	20,000	912
Procter & Gamble Co.	10,000	794
		21,922
Health care 8.93%
Merck & Co., Inc.	81,120	4,285
Humana Inc.	20,830	3,718
Pfizer Inc.	74,000	2,389
Medtronic PLC	27,400	2,108
Novartis AG1	22,300	1,906
Novo Nordisk A/S, Class B1	20,000	1,149
Bayer AG1	9,000	1,129
AstraZeneca PLC[1]	16,000	1,082
Express Scripts Holding Co.[2]	11,300	988
Bristol-Myers Squibb Co.	12,000	825
		19,579
American Funds Insurance Series — Global Balanced Fund — Page 76 of 160

Common stocks Information technology 8.09%	Shares	Value (000)
Microsoft Corp.	103,000	$5,715
ASML Holding NV1	47,969	4,275
Nintendo Co., Ltd.[1]	19,000	2,616
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	300,000	1,295
Murata Manufacturing Co., Ltd.[1]	8,600	1,234
Texas Instruments Inc.	15,000	822
KLA-Tencor Corp.	9,000	624
Cisco Systems, Inc.	22,000	597
Linear Technology Corp.	13,000	552
		17,730
Financials 7.79%
ORIX Corp.[1]	195,000	2,735
Link Real Estate Investment Trust[1]	429,509	2,562
JPMorgan Chase & Co.	38,700	2,555
AIA Group Ltd.[1]	380,000	2,264
Wells Fargo & Co.	24,000	1,305
Prudential PLC[1]	56,000	1,254
AXA SA1	40,300	1,102
Sun Hung Kai Properties Ltd.[1]	75,000	900
Bankia, SA1	564,000	656
Deutsche Bank AG1	25,000	613
Sumitomo Mitsui Financial Group, Inc.[1]	15,500	585
Goldman Sachs Group, Inc.	3,000	541
		17,072
Consumer discretionary 5.70%
Home Depot, Inc.	22,030	2,913
Amazon.com, Inc.[2]	4,100	2,771
Paddy Power PLC[1]	11,000	1,469
McDonald’s Corp.	11,500	1,359
Industria de Diseño Textil, SA1	32,100	1,102
Tiffany & Co.	12,600	961
Publicis Groupe SA1	13,000	862
General Motors Co.	22,500	765
HUGO BOSS AG1	3,600	300
		12,502
Energy 4.41%
Royal Dutch Shell PLC, Class B1	101,720	2,322
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	575	13
ConocoPhillips	45,506	2,125
Chevron Corp.	18,530	1,667
Schlumberger Ltd.	20,400	1,423
Spectra Energy Corp	37,800	905
Enbridge Inc. (CAD denominated)	22,721	755
Coal India Ltd.[1]	95,000	472
		9,682
Materials 4.26%
E.I. du Pont de Nemours and Co.	55,500	3,696
Dow Chemical Co.	40,000	2,059
WestRock Co.	24,570	1,121
LyondellBasell Industries NV	8,000	695
Nucor Corp.	12,000	484
American Funds Insurance Series — Global Balanced Fund — Page 77 of 160

Common stocks Materials (continued)	Shares	Value (000)
Air Liquide SA1	4,280	$481
Potash Corp. of Saskatchewan Inc.	28,000	479
Rio Tinto PLC[1]	11,000	321
The Chemours Co.	3,200	17
		9,353
Utilities 1.68%
EDP - Energias de Portugal, SA1	625,000	2,246
Power Assets Holdings Ltd.[1]	157,500	1,446
		3,692
Telecommunication services 1.32%
Verizon Communications Inc.	27,850	1,287
TDC A/S1	130,000	645
HKT Trust and HKT Ltd., units[1]	401,196	512
Telstra Corp. Ltd.[1]	111,500	452
		2,896
Miscellaneous 0.56%
Other common stocks in initial period of acquisition		1,221
Total common stocks (cost: $123,595,000)		141,123
Convertible bonds 0.12% Consumer staples 0.12%	Principal amount (000)
Shoprite Holdings Ltd., convertible notes, 6.50% 2017	ZAR0	265
Total convertible bonds (cost: $505,000)		265
Bonds, notes & other debt instruments 31.15% Bonds & notes of governments & government agencies outside the U.S. 13.93%
Bermuda Government 5.603% 2020	$200	221
Bermuda Government 4.854% 2024[3]	200	207
Chilean Government 5.50% 2020	CLP50,000	73
Colombia (Republic of), Series B, 6.00% 2028	COP262,700	65
Colombia (Republic of) Global 4.375% 2021	$200	202
French Government O.A.T. Eurobond 0.25% 2020	€90	99
French Government O.A.T. Eurobond 1.75% 2024	850	998
French Government O.A.T. Eurobond 2.25% 2024	150	183
German Government 2.25% 2021	60	73
German Government 2.00% 2022	700	848
German Government 0.10% 2023[4]	52	59
German Government 0.50% 2025	150	162
German Government 2.50% 2044	200	271
German Government 2.50% 2046	400	543
India (Republic of) 8.83% 2023	INR10,400	165
India (Republic of) 8.60% 2028	43,500	686
India (Republic of) 9.20% 2030	10,800	179
Indonesia (Republic of) 3.75% 2022	$210	202
Indonesia (Republic of), Series 71, 9.00% 2029	IDR400,000	29
Irish Government 3.90% 2023	€410	545
Irish Government 3.40% 2024	475	615
Irish Government 5.40% 2025	50	74
American Funds Insurance Series — Global Balanced Fund — Page 78 of 160

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Irish Government 2.40% 2030	€50	$59
Irish Government 2.00% 2045	125	130
Israeli Government 3.15% 2023	$400	408
Italian Government 5.50% 2022	€275	384
Italian Government 4.75% 2023	200	273
Italian Government 4.50% 2024	550	743
Italian Government 3.50% 2030	400	515
Japanese Government, Series 115, 0.20% 2018	¥75,000	628
Japanese Government, Series 315, 1.20% 2021	30,000	265
Japanese Government, Series 326, 0.70% 2022	80,000	695
Japanese Government, Series 327, 0.80% 2022	90,000	787
Japanese Government, Series 325, 0.80% 2022	35,000	306
Japanese Government, Series 17, 0.10% 2023[4]	10,350	91
Japanese Government, Series 329, 0.80% 2023	95,000	832
Japanese Government, Series 19, 0.10% 2024[4]	30,030	265
Japanese Government, Series 18, 0.10% 2024[4]	20,580	181
Japanese Government, Series 336, 0.50% 2024	35,000	299
Japanese Government, Series 116, 2.20% 2030	14,000	143
Japanese Government, Series 145, 1.70% 2033	15,000	143
Japanese Government, Series 150, 1.40% 2034	20,000	181
Japanese Government, Series 21, 2.30% 2035	20,000	206
Japanese Government, Series 36, 2.00% 2042	20,000	197
Japanese Government, Series 42, 1.70% 2044	60,000	553
Lithuania (Republic of) 7.375% 2020	$100	119
Malaysian Government, Series 0310, 4.498% 2030	MYR1,600	369
Morocco Government 4.25% 2022	$200	197
Netherlands Government 1.00% 2017	100	100
Netherlands Government Eurobond 4.00% 2019	€150	187
Netherlands Government Eurobond 2.25% 2022	365	448
Netherlands Government Eurobond 2.00% 2024	175	212
Netherlands Government Eurobond 5.50% 2028	100	164
Norwegian Government 4.25% 2017	NKr280	33
Norwegian Government 3.75% 2021	2,400	310
Norwegian Government 3.00% 2024	1,100	140
Peru (Republic of) 4.125% 2027	$85	84
Peru (Republic of) 5.625% 2050	20	20
Polish Government, Series 1017, 5.25% 2017	PLN1,000	271
Polish Government, Series 1020, 5.25% 2020	4,750	1,377
Polish Government, Series 1021, 5.75% 2021	2,070	622
Polish Government, Series 0922, 5.75% 2022	870	264
Polish Government, Series 102, 4.00% 2023	1,400	387
Polish Government, Series 0725, 3.25% 2025	1,500	394
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR4,925	290
South Africa (Republic of), Series R-214, 6.50% 2041	5,100	219
South Korean Government, Series 2106, 4.25% 2021	KRW262,000	251
Spanish Government 4.00% 2018[3]	$500	523
Spanish Government 5.40% 2023	€520	724
Spanish Government 2.75% 2024	555	659
State of Qatar 3.125% 2017[3]	$250	255
Swedish Government, Series 1057, 1.50% 2023	SKr4,150	517
Turkey (Republic of) 9.00% 2024	TRY300	95
United Kingdom 1.75% 2019	£300	452
United Kingdom 2.00% 2020	200	304
United Kingdom 3.75% 2020	75	123
United Kingdom 1.75% 2022	200	297
American Funds Insurance Series — Global Balanced Fund — Page 79 of 160

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 2.25% 2023	£405	$618
United Kingdom 2.75% 2024	400	631
United Kingdom 4.75% 2038	20	40
United Kingdom 4.25% 2040	50	95
United Kingdom 3.25% 2044	220	361
United Kingdom 4.25% 2046	100	198
United Mexican States Government 4.00% 2019[4]	MXN3,231	195
United Mexican States Government 2.00% 2022[4]	3,770	205
United Mexican States Government 4.00% 2040[4]	2,693	159
United Mexican States Government, Series M10, 7.75% 2017	5,500	342
United Mexican States Government, Series M, 8.00% 2020	2,000	128
United Mexican States Government, Series M, 6.50% 2021	13,000	784
United Mexican States Government, Series M20, 10.00% 2024	12,600	922
United Mexican States Government, Series M, 5.75% 2026	3,000	171
United Mexican States Government, Series M30, 10.00% 2036	2,500	194
United Mexican States Government Global 4.75% 2044	$150	137
United Mexican States Government Global 4.60% 2046	200	178
		30,548
U.S. Treasury bonds & notes 8.17% U.S. Treasury 6.51%
U.S. Treasury 1.50% 2016	70	70
U.S. Treasury 2.00% 2016	70	70
U.S. Treasury 0.875% 2017	950	948
U.S. Treasury 1.00% 2018	200	199
U.S. Treasury 1.25% 2018	400	400
U.S. Treasury 1.375% 2018	500	502
U.S. Treasury 1.375% 2018	150	151
U.S. Treasury 1.50% 2018	100	101
U.S. Treasury 1.25% 2019	50	50
U.S. Treasury 1.50% 2019	500	498
U.S. Treasury 1.625% 2019	1,150	1,151
U.S. Treasury 1.625% 2019	1,075	1,080
U.S. Treasury 1.625% 2019	310	311
U.S. Treasury 1.625% 2019	300	301
U.S. Treasury 1.75% 2019	600	604
U.S. Treasury 3.125% 2019	225	238
U.S. Treasury 1.25% 2020	250	246
U.S. Treasury 1.375% 2020	900	887
U.S. Treasury 1.375% 2020	850	836
U.S. Treasury 1.375% 2020	500	492
U.S. Treasury 1.50% 2020	1,500	1,488
U.S. Treasury 1.625% 2020	300	298
U.S. Treasury 1.625% 2020	30	30
U.S. Treasury 2.125% 2020	200	203
U.S. Treasury 2.00% 2021	108	108
U.S. Treasury 2.00% 2022	550	547
U.S. Treasury 2.00% 2022	75	75
U.S. Treasury 1.75% 2023	100	98
U.S. Treasury 2.25% 2024	450	450
U.S. Treasury 2.50% 2024	300	307
U.S. Treasury 2.125% 2025	200	197
U.S. Treasury 4.375% 2038	100	126
U.S. Treasury 3.00% 2044	455	454
U.S. Treasury 3.375% 2044	200	215
American Funds Insurance Series — Global Balanced Fund — Page 80 of 160

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2045	$315	$283
U.S. Treasury 2.875% 2045	150	146
U.S. Treasury 3.00% 2045	100	100
		14,260
U.S. Treasury inflation-protected securities 1.66%
U.S. Treasury Inflation-Protected Security 0.125% 2017[4]	126	125
U.S. Treasury Inflation-Protected Security 0.125% 2020[4]	457	451
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	306	300
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	150	143
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	1,300	1,286
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	512	489
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	226	219
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	63	72
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	485	494
U.S. Treasury Inflation-Protected Security 0.75% 2045[4]	71	62
		3,641
Total U.S. Treasury bonds & notes		17,901
Corporate bonds & notes 6.11% Financials 2.03%
ACE INA Holdings Inc. 2.875% 2022	20	20
ACE INA Holdings Inc. 3.35% 2026	20	20
ACE INA Holdings Inc. 4.35% 2045	35	36
Allianz SE, 4.75% (undated)	€100	118
American Campus Communities, Inc. 3.75% 2023	$100	99
American International Group, Inc. 4.125% 2024	100	103
AvalonBay Communities, Inc. 3.625% 2020	100	104
AvalonBay Communities, Inc. 2.85% 2023	20	19
Aviva PLC, subordinated 6.875% 2058	£75	124
AXA SA, junior subordinated 5.453% (undated)	100	148
Bank of America Corp. 3.875% 2025	$375	381
Barclays Bank PLC 10.00% 2021	£100	190
Berkshire Hathaway Inc. 3.00% 2022	$75	76
BNP Paribas 5.00% 2021	100	111
Boston Properties, Inc. 3.70% 2018	100	104
CaixaBank, SA 5.00% 2023	€100	114
Corporate Office Properties Trust 3.60% 2023	$65	60
Essex Portfolio L.P. 3.50% 2025	65	63
Goldman Sachs Group, Inc. 5.75% 2022	70	80
Goldman Sachs Group, Inc. 3.625% 2023	150	152
Goldman Sachs Group, Inc. 3.50% 2025	210	207
Goldman Sachs Group, Inc. 4.75% 2045	70	70
Goldman Sachs Group, Inc., subordinated, 4.25% 2025	25	25
HSBC Holdings PLC 4.00% 2022	100	105
JPMorgan Chase & Co. 2.55% 2020	75	74
JPMorgan Chase & Co. 3.25% 2022	28	28
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	135	147
Kimco Realty Corp. 3.40% 2022	10	10
Kimco Realty Corp., Series C, 5.783% 2016	100	101
Lloyds Banking Group PLC 6.50% 2020	€210	277
Metlife, Inc. 3.60% 2025	$15	15
Morgan Stanley 1.75% 2016	150	150
American Funds Insurance Series — Global Balanced Fund — Page 81 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
NN Group NV, 4.50% (undated)	€100	$107
PNC Financial Services Group, Inc. 2.854% 2022	$100	99
Prologis, Inc. 3.375% 2024	€100	117
Prologis, Inc. 3.75% 2025	$25	25
Rabobank Nederland 3.875% 2023	€100	120
VEB Finance Ltd. 6.902% 2020[3]	$100	101
WEA Finance LLC 2.70% 2019[3]	200	199
WEA Finance LLC 3.75% 2024[3]	200	199
Wells Fargo & Co. 3.55% 2025	150	152
		4,450
Health care 0.81%
AbbVie Inc. 2.50% 2020	180	178
AbbVie Inc. 2.90% 2022	60	58
AbbVie Inc. 3.60% 2025	170	168
AbbVie Inc. 4.50% 2035	55	54
Actavis Funding SCS 3.00% 2020	30	30
Actavis Funding SCS 3.80% 2025	100	100
Actavis Funding SCS 4.55% 2035	45	44
Actavis Funding SCS 4.75% 2045	90	88
Aetna Inc. 2.75% 2022	50	49
Baxalta Inc. 4.00% 2025[3]	80	79
Becton, Dickinson and Co. 3.734% 2024	75	76
Celgene Corp. 3.875% 2025	85	85
EMD Finance LLC 3.25% 2025[3]	50	48
Gilead Sciences, Inc. 3.70% 2024	100	103
Gilead Sciences, Inc. 3.50% 2025	130	131
Gilead Sciences, Inc. 3.65% 2026	30	30
Humana Inc. 3.15% 2022	100	97
Medtronic, Inc. 3.50% 2025	225	228
Novartis Securities Investment Ltd. 5.125% 2019	25	27
Zimmer Holdings, Inc. 3.55% 2025	115	112
		1,785
Energy 0.74%
Ecopetrol SA 5.875% 2045	75	54
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	53
Halliburton Co. 3.375% 2022	35	34
Halliburton Co. 3.80% 2025	35	34
Kinder Morgan Energy Partners, LP 3.50% 2021	30	27
Kinder Morgan Energy Partners, LP 5.50% 2044	200	156
Kinder Morgan, Inc. 4.30% 2025	75	65
Pemex Project Funding Master Trust 5.75% 2018	200	209
Petrobras International Finance Co. 5.375% 2021	80	60
Petróleos Mexicanos 4.875% 2022	15	14
Petróleos Mexicanos 6.50% 2041	45	39
Petróleos Mexicanos 5.625% 2046[3]	325	250
Phillips 66 Partners LP 4.68% 2045	5	4
Schlumberger BV 4.00% 2025[3]	80	79
Statoil ASA 3.125% 2017	40	41
Statoil ASA 1.95% 2018	25	25
Statoil ASA 3.15% 2022	160	160
Statoil ASA 3.70% 2024	50	51
Total Capital International 2.875% 2022	150	149
American Funds Insurance Series — Global Balanced Fund — Page 82 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 4.50% 2023	$100	$81
Williams Partners LP 4.30% 2024	50	40
		1,625
Consumer staples 0.66%
Altria Group, Inc. 2.625% 2020	100	100
Altria Group, Inc. 4.75% 2021	150	163
Altria Group, Inc. 4.25% 2042	150	138
Coca-Cola Co. 1.80% 2016	85	86
CVS Caremark Corp. 3.875% 2025	60	62
Kraft Foods Inc. 3.50% 2022	100	101
PepsiCo, Inc. 2.50% 2016	50	50
Pernod Ricard SA 4.45% 2022[3]	150	156
Philip Morris International Inc. 2.90% 2021	100	101
Philip Morris International Inc. 4.25% 2044	25	24
Procter & Gamble Co. 1.45% 2016	20	20
Reynolds American Inc. 4.00% 2022	25	26
Reynolds American Inc. 4.45% 2025	155	163
Reynolds American Inc. 5.85% 2045	25	28
Wal-Mart Stores, Inc. 2.80% 2016	150	151
Wal-Mart Stores, Inc. 2.55% 2023	75	74
		1,443
Telecommunication services 0.51%
AT&T Inc. 2.45% 2020	55	54
AT&T Inc. 3.40% 2025	105	101
Deutsche Telekom International Finance BV 2.25% 2017[3]	150	151
Deutsche Telekom International Finance BV 6.00% 2017	€75	86
France Télécom 5.375% 2050	£50	87
Orange SA 2.75% 2019	$140	142
Verizon Communications Inc. 2.45% 2022	125	119
Verizon Communications Inc. 4.272% 2036	352	319
Verizon Communications Inc. 4.522% 2048	59	53
		1,112
Utilities 0.42%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	200	192
Duke Energy Corp. 3.75% 2024	110	112
E.ON International Finance BV 5.80% 2018[3]	25	27
Electricité de France SA 3.625% 2025[3]	110	108
MidAmerican Energy Holdings Co. 2.00% 2018	100	99
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	86
Pacific Gas and Electric Co. 3.85% 2023	70	73
Pacific Gas and Electric Co. 4.25% 2046	75	73
PacifiCorp. 3.35% 2025	30	30
PSEG Power LLC 2.75% 2016	15	15
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	101
		916
Industrials 0.40%
General Electric Capital Corp. 2.30% 2017	165	167
General Electric Capital Corp. 3.15% 2022	50	51
Lima Metro Line Finance Ltd. 5.875% 2034[3,5]	200	195
Lockheed Martin Corp. 3.10% 2023	10	10
American Funds Insurance Series — Global Balanced Fund — Page 83 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 3.55% 2026	$15	$15
Red de Carreteras de Occidente 9.00% 2028[5]	MXN2,000	113
Union Pacific Corp. 2.95% 2023	$100	101
United Technologies Corp. 3.10% 2022	215	219
		871
Consumer discretionary 0.32%
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	150	149
McDonald’s Corp. 3.50% 2020	50	52
McDonald’s Corp. 3.70% 2026	35	35
McDonald’s Corp. 4.70% 2035	15	15
McDonald’s Corp. 4.875% 2045	25	25
NBCUniversal Media, LLC 4.375% 2021	50	54
President & Fellows of Harvard College 3.619% 2037	150	147
Thomson Reuters Corp. 4.30% 2023	75	77
Time Warner Inc. 4.75% 2021	150	162
		716
Information technology 0.18%
International Business Machines Corp. 1.95% 2016	200	201
Samsung Electronics America, Inc. 1.75% 2017[3]	200	200
		401
Materials 0.04%
Monsanto Co. 4.40% 2044	100	83
Total corporate bonds & notes		13,402
Mortgage-backed obligations 2.79%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	200	199
Fannie Mae 3.50% 2046[5,6]	155	160
Fannie Mae 4.00% 2046[5,6]	430	455
Freddie Mac 3.50% 2046[5,6]	350	360
Government National Mortgage Assn. 4.00% 2045[5]	187	199
Government National Mortgage Assn. 4.50% 2045[5]	488	525
Government National Mortgage Assn. 3.50% 2046[5,6]	1,550	1,615
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[3,5]	230	230
Korea Housing Finance Corp. 2.50% 2020[3,5]	250	250
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr9,413	1,326
Nykredit Realkredit AS, Series 01E, 2.50% 2037[5]	3,175	460
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	967	135
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	1,490	209
		6,123
Asset-backed obligations 0.15%
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.547% 2020[5,7]	$200	200
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,5]	123	122
		322
Total bonds, notes & other debt instruments (cost: $71,693,000)		68,296
American Funds Insurance Series — Global Balanced Fund — Page 84 of 160

Short-term securities 5.24%	Principal amount (000)	Value (000)
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.38% due 1/4/2016	$3,100	$3,100
Liberty Street Funding Corp. 0.45% due 1/21/2016[3]	1,400	1,400
Mitsubishi UFJ Trust and Banking Corp. 0.32% due 1/26/2016[3]	2,700	2,699
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[3]	4,300	4,298
Total short-term securities (cost: $11,497,000)		11,497
Total investment securities 100.87% (cost: $207,290,000)		221,181
Other assets less liabilities (0.87)%		(1,917)
Net assets 100.00%		$219,264
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $11,737,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	1/14/2016	UBS AG	€325	$344	$9
Euros	1/21/2016	HSBC Bank	€249	$275	(4)
Japanese yen	1/12/2016	Bank of New York Mellon	¥36,324	$300	2
Japanese yen	1/21/2016	UBS AG	¥45,688	$372	9
Japanese yen	1/22/2016	HSBC Bank	¥36,271	$300	2
Japanese yen	1/28/2016	UBS AG	¥58,364	$476	9
Japanese yen	1/29/2016	HSBC Bank	¥116,266	$948	20
Japanese yen	2/3/2016	Citibank	¥18,091	$150	1
Japanese yen	2/12/2016	HSBC Bank	¥22,250	$181	4
Japanese yen	2/18/2016	HSBC Bank	¥43,305	$356	4
					$56
Sales:
British pounds	1/13/2016	JPMorgan Chase	¥37,044	£200	$13
British pounds	1/22/2016	HSBC Bank	$303	£200	9
British pounds	1/25/2016	Bank of America, N.A.	€138	£100	2
British pounds	1/29/2016	HSBC Bank	$886	£595	8
British pounds	1/29/2016	Bank of America, N.A.	C$416	£200	6
British pounds	1/29/2016	HSBC Bank	€138	£100	2
British pounds	1/29/2016	Citibank	$149	£100	1
Euros	1/8/2016	HSBC Bank	$360	€340	(10)
Euros	1/21/2016	HSBC Bank	¥46,521	€350	7
Euros	1/22/2016	Bank of America, N.A.	$318	€290	3
Indian rupees	1/19/2016	JPMorgan Chase	$152	INR10,200	(1)
Japanese yen	1/20/2016	JPMorgan Chase	$1,030	¥125,000	(11)
Japanese yen	1/21/2016	Bank of New York Mellon	$585	¥71,000	(6)
Malaysian ringgits	1/13/2016	UBS AG	$78	MYR330	1
Mexican pesos	1/14/2016	Bank of America, N.A.	$6	MXN100	—[8]
Mexican pesos	1/28/2016	Barclays Bank PLC	$298	MXN5,100	3
Norwegian kroner	1/25/2016	Bank of America, N.A.	$200	NKr1,736	4
Polish zloty	1/12/2016	Barclays Bank PLC	$314	PLN1,250	(4)
American Funds Insurance Series — Global Balanced Fund — Page 85 of 160

	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Polish zloty	1/12/2016	JPMorgan Chase	$367	PLN1,480	$(10)
Polish zloty	1/21/2016	UBS AG	€689	PLN3,000	(15)
South African rand	1/12/2016	UBS AG	$136	ZAR1,975	8
South African rand	1/14/2016	Bank of America, N.A.	$75	ZAR1,150	1
South African rand	1/28/2016	JPMorgan Chase	$116	ZAR1,750	4
Swedish kronor	1/29/2016	HSBC Bank	€108	SKr1,000	(1)
Swedish kronor	1/29/2016	Citibank	$339	SKr2,900	(5)
Turkish lira	1/15/2016	Bank of America, N.A.	$67	TRY200	(1)
					$8
Forward currency contracts — net					$64
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous," was $68,155,000, which represented 31.08% of the net assets of the fund. This amount includes $67,674,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,402,000, which represented 5.66% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Amount less than one thousand.

Key to abbreviations and symbols
CDI = CREST Depository Interest
TBA = To-be-announced
CAD/C$ = Canadian dollars
CLP = Chilean pesos
COP = Colombian pesos
DKr = Danish kroner
€ = Euros
GBP/£ = British pounds
IDR = Indonesian rupiah
INR = Indian rupees
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NKr = Norwegian kroner
PLN = Polish zloty
SKr = Swedish kronor
TRY = Turkish lira
ZAR = South African rand
American Funds Insurance Series — Global Balanced Fund — Page 86 of 160

Bond Fund
Investment portfolio
December 31, 2015
Bonds, notes & other debt instruments 92.95% U.S. Treasury bonds & notes 38.15% U.S. Treasury 31.79%	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2016[1]	$25,000	$24,998
U.S. Treasury 0.75% 2017[1]	44,279	44,151
U.S. Treasury 8.75% 2017	50,000	55,322
U.S. Treasury 1.25% 2018	218,100	217,910
U.S. Treasury 1.25% 2018	21,750	21,725
U.S. Treasury 1.25% 2018	4,787	4,779
U.S. Treasury 1.375% 2018	87,750	88,158
U.S. Treasury 1.50% 2018	86,875	87,499
U.S. Treasury 1.00% 2019	32,750	32,222
U.S. Treasury 1.50% 2019	74,375	74,681
U.S. Treasury 1.625% 2019	216,250	216,959
U.S. Treasury 1.625% 2019	152,625	153,222
U.S. Treasury 1.625% 2019	87,900	87,941
U.S. Treasury 1.125% 2020	67,300	65,815
U.S. Treasury 1.25% 2020	88,700	87,362
U.S. Treasury 1.25% 2020	44,425	43,715
U.S. Treasury 1.375% 2020	68,250	67,298
U.S. Treasury 1.375% 2020	2,700	2,670
U.S. Treasury 1.75% 2020	9,101	9,099
U.S. Treasury 2.00% 2020	17,000	17,178
U.S. Treasury 8.75% 2020	40,000	52,419
U.S. Treasury 2.125% 2021	80,000	80,731
U.S. Treasury 3.625% 2021	7,500	8,156
U.S. Treasury 1.625% 2022	22,776	22,136
U.S. Treasury 1.625% 2022	22,665	22,086
U.S. Treasury 1.875% 2022	3,596	3,551
U.S. Treasury 2.00% 2022	450,000	447,678
U.S. Treasury 2.125% 2022	288,550	290,117
U.S. Treasury 1.75% 2023	47,000	45,805
U.S. Treasury 2.25% 2024	45,000	44,987
U.S. Treasury 2.50% 2024	27,000	27,598
U.S. Treasury 2.75% 2024	40,050	41,732
U.S. Treasury 2.00% 2025	111,550	108,768
U.S. Treasury 2.125% 2025	92,650	91,412
U.S. Treasury 2.25% 2025	17,123	17,090
U.S. Treasury 6.125% 2027	25,000	34,617
U.S. Treasury 3.625% 2043	75,400	85,007
U.S. Treasury 2.875% 2045	65,200	63,387
U.S. Treasury 3.00% 2045	266,100	265,552
		3,155,533
U.S. Treasury inflation-protected securities 6.36%
U.S. Treasury Inflation-Protected Security 0.625% 2021[2]	162,512	163,733
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	3,313	3,179
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	68,334	65,260
American Funds Insurance Series — Bond Fund — Page 87 of 160

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	$306,699	$297,097
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	4,793	5,332
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	16,762	14,753
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	41,280	42,059
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	45,161	39,437
		630,850
Total U.S. Treasury bonds & notes		3,786,383
Corporate bonds & notes 30.05% Financials 7.60%
ACE INA Holdings Inc. 2.30% 2020	2,105	2,092
ACE INA Holdings Inc. 2.875% 2022	4,235	4,209
ACE INA Holdings Inc. 3.15% 2025	375	371
ACE INA Holdings Inc. 3.35% 2026	4,235	4,228
ACE INA Holdings Inc. 4.35% 2045	4,155	4,233
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,415	2,377
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,690	3,651
Alexandria Real Estate Equities, Inc. 4.30% 2026	65	64
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	147
American Campus Communities, Inc. 3.35% 2020	2,100	2,100
American Campus Communities, Inc. 3.75% 2023	4,050	3,991
American Campus Communities, Inc. 4.125% 2024	5,835	5,805
American Express Co. 6.15% 2017	2,500	2,678
American Express Co. 1.55% 2018	8,500	8,439
American International Group, Inc. 2.30% 2019	3,050	3,027
American International Group, Inc. 4.50% 2044	2,970	2,757
American Tower Corp. 3.40% 2019	7,525	7,726
Assicurazioni Generali SPA 7.75% 2042	€3,100	4,119
Assicurazioni Generali SPA 10.125% 2042	3,800	5,524
AXA SA 8.60% 2030	$2,625	3,540
Bank of America Corp. 3.75% 2016	3,415	3,458
Bank of America Corp. 2.625% 2020	36,275	35,875
Bank of America Corp. 3.875% 2025	24,000	24,414
Bank of America Corp., Series AA, 6.10% (undated)	769	781
Barclays Bank PLC 2.50% 2019	5,175	5,189
Barclays Bank PLC 6.00% 2021	€6,175	8,048
Barclays Bank PLC 10.179% 2021[3]	$12,525	16,253
Barclays Bank PLC 3.65% 2025	925	891
Barclays Bank PLC 5.25% 2045	8,750	8,934
BB&T Corp. 2.45% 2020	10,000	10,072
Berkshire Hathaway Inc. 4.40% 2042	235	233
BNP Paribas 4.375% 2025[3]	3,000	2,944
BNP Paribas, convertible bonds, 7.375% 2049[3]	1,250	1,284
BPCE SA group 5.70% 2023[3]	19,680	20,722
BPCE SA group 4.50% 2025[3]	725	697
Brandywine Operating Partnership, LP 4.95% 2018	4,875	5,105
CIT Group Inc. 3.875% 2019	5,000	4,987
CIT Group Inc., Series C, 5.50% 2019[3]	1,750	1,833
Citigroup Inc., Series P, 5.95% (undated)	1,567	1,510
Citigroup Inc. 1.70% 2018	13,375	13,256
Citigroup Inc. 2.15% 2018	6,500	6,499
Citigroup Inc. 2.55% 2019	17,239	17,365
Citigroup Inc. 4.45% 2027	4,200	4,184
American Funds Insurance Series — Bond Fund — Page 88 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
CNA Financial Corp. 7.35% 2019	$1,800	$2,076
CNA Financial Corp. 7.25% 2023	3,000	3,553
Corporate Office Properties LP 5.00% 2025	480	473
Credit Suisse Group AG 3.80% 2022[3]	1,500	1,502
Crescent Resources 10.25% 2017[3]	1,350	1,355
DCT Industrial Trust Inc. 4.50% 2023	3,270	3,278
DDR Corp. 4.25% 2026	6,225	6,085
Developers Diversified Realty Corp. 9.625% 2016	10,920	11,091
Developers Diversified Realty Corp. 7.50% 2017	2,650	2,824
Developers Diversified Realty Corp. 4.75% 2018	775	811
Developers Diversified Realty Corp. 7.875% 2020	1,455	1,743
EPR Properties 4.50% 2025	585	558
ERP Operating LP 7.125% 2017	380	414
ERP Operating LP 3.00% 2023	2,735	2,691
ERP Operating LP 4.50% 2045	4,295	4,380
Essex Portfolio L.P. 3.25% 2023	335	326
Essex Portfolio L.P. 3.875% 2024	1,000	1,001
Goldman Sachs Group, Inc. 2.75% 2020	7,670	7,675
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,694
Goldman Sachs Group, Inc. 3.85% 2024	7,525	7,697
Goldman Sachs Group, Inc. 3.50% 2025	9,200	9,066
Goldman Sachs Group, Inc. 4.75% 2045	6,640	6,620
Goldman Sachs Group, Inc. 5.15% 2045	750	731
Goldman Sachs Group, Inc., subordinated, 4.25% 2025	4,605	4,582
Goodman Funding Pty Ltd. 6.00% 2022[3]	5,250	5,844
HBOS PLC 6.75% 2018[3]	18,315	20,023
Hospitality Properties Trust 6.30% 2016	300	301
Hospitality Properties Trust 5.625% 2017	2,900	3,000
Hospitality Properties Trust 6.70% 2018	6,140	6,498
Hospitality Properties Trust 5.00% 2022	1,470	1,512
Hospitality Properties Trust 4.50% 2023	3,705	3,693
Hospitality Properties Trust 4.50% 2025	1,175	1,130
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,307
Intercontinentalexchange, Inc. 2.75% 2020	2,225	2,227
Intercontinentalexchange, Inc. 4.00% 2023	2,445	2,522
Intercontinentalexchange, Inc. 3.75% 2025	4,215	4,234
Intesa Sanpaolo SpA 5.017% 2024[3]	680	670
Iron Mountain Inc. 6.00% 2020[3]	1,500	1,586
iStar Financial Inc. 4.875% 2018	1,650	1,623
JPMorgan Chase & Co. 2.25% 2020	15,280	15,047
JPMorgan Chase & Co. 2.55% 2020	11,535	11,440
JPMorgan Chase & Co. 3.125% 2025	6,500	6,331
Kimco Realty Corp. 6.875% 2019	3,500	4,024
Kimco Realty Corp. 3.40% 2022	1,045	1,037
Leucadia National Corp. 5.50% 2023	520	509
Liberty Mutual Group Inc. 6.70% 2016[3]	3,750	3,871
Lloyds Banking Group PLC 4.582% 2025[3]	1,022	1,027
MetLife Capital Trust IV, junior subordinated 7.875% 2067[3]	2,505	3,069
MetLife Capital Trust X, junior subordinated 9.25% 2068[3]	300	415
MetLife Global Funding I 2.30% 2019[3]	675	676
MetLife Global Funding I 2.00% 2020[3]	7,785	7,634
MetLife Global Funding I 2.50% 2020[3]	750	747
Metlife, Inc. 3.60% 2025	3,950	3,985
Metlife, Inc. 4.60% 2046	585	590
American Funds Insurance Series — Bond Fund — Page 89 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
MetLife, Inc. 5.25% 2049	$1,900	$1,938
Mitsubishi UFJ Trust & Banking Corp. 2.65% 2020[3]	16,500	16,501
Mizuho Bank Ltd. 2.15% 2018[3]	8,250	8,225
Morgan Stanley 3.80% 2016	5,000	5,043
Morgan Stanley 2.125% 2018	7,500	7,521
Morgan Stanley 2.80% 2020	20,330	20,424
New York Life Global Funding 1.55% 2018[3]	2,000	1,985
New York Life Global Funding 2.10% 2019[3]	1,000	1,002
New York Life Global Funding 1.95% 2020[3]	145	142
NN Group NV, 4.50% (undated)	€8,750	9,376
Nordea Bank AB 2.50% 2020[3]	$7,425	7,392
Nordea Bank AB 4.875% 2021[3]	700	756
PNC Bank 2.40% 2019	10,507	10,554
PNC Bank 2.30% 2020	9,000	8,927
PNC Bank 2.45% 2020	2,435	2,427
PNC Bank 2.60% 2020	1,700	1,701
PNC Financial Services Group, Inc. 2.854% 2022	6,050	5,981
PNC Financial Services Group, Inc. 3.90% 2024	1,000	1,026
PNC Funding Corp. 3.30% 2022	9,000	9,223
Prologis, Inc. 3.35% 2021	10,900	11,051
Prologis, Inc. 4.25% 2023	7,410	7,810
Prologis, Inc. 3.75% 2025	7,850	7,803
Prudential Financial, Inc. 2.30% 2018	2,175	2,192
Prudential Financial, Inc. 3.50% 2024	10,000	10,068
Prudential Financial, Inc. 4.60% 2044	375	375
QBE Insurance Group Ltd. 2.40% 2018[3]	5,710	5,719
Rabobank Nederland 4.625% 2023	10,210	10,664
Rabobank Nederland 4.375% 2025	3,975	4,051
Realogy Corp. 4.50% 2019[3]	800	825
Realogy Corp. 5.25% 2021[3]	925	952
Realogy Corp., Barclays PLC LOC, 4.40% 2016[4,5,6]	131	129
Royal Bank of Canada 1.50% 2018	2,700	2,688
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[3]	2,450	2,848
RSA Insurance Group PLC 9.375% 2039	£6,450	11,149
Ryman Hospitality Properties, Inc. 5.00% 2021	$2,800	2,863
Scentre Group 2.375% 2019[3]	2,465	2,435
Scentre Group 2.375% 2021[3]	1,130	1,086
Scentre Group 3.25% 2025[3]	210	198
Scentre Group 3.50% 2025[3]	5,365	5,217
Select Income REIT 4.15% 2022	10,735	10,317
Select Income REIT 4.50% 2025	125	116
Simon Property Group, LP 10.35% 2019	5,655	6,942
Skandinaviska Enskilda 2.45% 2020[3]	5,300	5,275
Skandinaviska Enskilda 2.625% 2020[3]	2,000	1,995
Sumitomo Mitsui Banking Corp. 2.45% 2020	4,250	4,205
Travelers Property Casualty Corp. 4.30% 2045	5,255	5,311
UBS Group AG 4.125% 2025[3]	700	697
UDR, Inc. 4.00% 2025	50	51
Unum Group 7.125% 2016	3,400	3,535
Unum Group 3.875% 2025	870	858
US Bancorp., junior subordinated 5.125% (undated)	2,100	2,112
WEA Finance LLC 2.70% 2019[3]	5,675	5,635
WEA Finance LLC 3.25% 2020[3]	14,275	14,351
WEA Finance LLC 3.75% 2024[3]	515	513
American Funds Insurance Series — Bond Fund — Page 90 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 1.426% 2020[4]	$530	$532
Wells Fargo & Co. 2.55% 2020	12,705	12,650
		753,772
Health care 6.48%
AbbVie Inc. 1.80% 2018	5,900	5,877
AbbVie Inc. 2.50% 2020	17,215	17,062
AbbVie Inc. 2.90% 2022	23,155	22,452
AbbVie Inc. 3.20% 2022	1,970	1,943
AbbVie Inc. 3.60% 2025	4,550	4,500
AbbVie Inc. 4.50% 2035	6,070	5,962
AbbVie Inc. 4.70% 2045	6,605	6,485
Actavis Funding SCS 2.35% 2018	4,500	4,508
Actavis Funding SCS 3.00% 2020	8,000	8,014
Actavis Funding SCS 3.45% 2022	12,185	12,221
Actavis Funding SCS 3.80% 2025	9,385	9,356
Actavis Funding SCS 4.55% 2035	9,860	9,614
Actavis Funding SCS 4.75% 2045	8,378	8,199
Aetna Inc. 1.50% 2017	3,755	3,742
Amgen Inc. 2.125% 2020	5,700	5,630
Amgen Inc. 2.70% 2022	2,420	2,353
Amgen Inc. 3.125% 2025	5,700	5,426
Amgen Inc. 4.40% 2045	5,700	5,298
AstraZeneca PLC 3.375% 2025	21,750	21,640
AstraZeneca PLC 4.375% 2045	1,135	1,142
AstraZeneca PLC 2.375% 2020	3,250	3,232
Baxalta Inc. 5.25% 2045[3]	100	101
Bayer AG 2.375% 2019[3]	5,155	5,162
Bayer AG 3.375% 2024[3]	4,270	4,307
Baylor Scott & White Holdings 4.185% 2045	7,800	7,407
Becton, Dickinson and Co. 1.80% 2017	4,450	4,446
Becton, Dickinson and Co. 2.675% 2019	2,625	2,642
Becton, Dickinson and Co. 3.734% 2024	5,400	5,460
Becton, Dickinson and Co. 4.685% 2044	7,845	7,946
Biogen Inc. 2.90% 2020	5,000	4,994
Biogen Inc. 3.625% 2022	3,735	3,782
Biogen Inc. 4.05% 2025	9,965	10,036
Biogen Inc. 5.20% 2045	2,280	2,289
Boston Scientific Corp. 2.85% 2020	470	468
Boston Scientific Corp. 6.00% 2020	3,675	4,084
Boston Scientific Corp. 3.375% 2022	700	692
Boston Scientific Corp. 3.85% 2025	500	493
Cardinal Health, Inc. 1.90% 2017	4,710	4,726
Cardinal Health, Inc. 1.70% 2018	1,400	1,397
Celgene Corp 2.875% 2020	26,050	25,891
Celgene Corp. 3.625% 2024	375	370
Celgene Corp. 3.875% 2025	1,230	1,229
Celgene Corp. 4.625% 2044	7,775	7,372
Celgene Corp. 5.00% 2045	20,850	21,010
Concordia Healthcare Corp. 9.50% 2022[3]	710	703
Concordia Healthcare Corp. 7.00% 2023[3]	275	240
DJO Finco Inc. 8.125% 2021[3]	835	743
EMD Finance LLC 2.40% 2020[3]	13,885	13,531
EMD Finance LLC 2.95% 2022[3]	5,175	5,003
American Funds Insurance Series — Bond Fund — Page 91 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
EMD Finance LLC 3.25% 2025[3]	$19,615	$18,622
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[3]	1,545	1,545
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	685	668
Express Scripts Inc. 3.125% 2016	19,500	19,632
Express Scripts Inc. 2.65% 2017	6,250	6,313
Gilead Sciences, Inc. 1.85% 2018	6,430	6,462
Gilead Sciences, Inc. 2.55% 2020	6,450	6,455
Gilead Sciences, Inc. 3.25% 2022	2,255	2,273
Gilead Sciences, Inc. 3.70% 2024	3,200	3,281
Gilead Sciences, Inc. 3.50% 2025	8,270	8,349
Gilead Sciences, Inc. 3.65% 2026	3,015	3,046
Gilead Sciences, Inc. 4.60% 2035	2,910	2,963
Gilead Sciences, Inc. 4.80% 2044	160	161
Gilead Sciences, Inc. 4.50% 2045	1,250	1,226
Gilead Sciences, Inc. 4.75% 2046	4,020	4,075
HCA Inc. 6.50% 2020	1,550	1,693
HCA Inc. 5.25% 2025	10,000	10,100
Hologic, Inc. 5.25% 2022[3]	105	107
Humana Inc. 3.85% 2024	7,500	7,568
Humana Inc. 4.95% 2044	8,495	8,471
inVentiv Health Inc. 12.00% 2018[3,7]	3,818	3,466
Kinetic Concepts, Inc. 10.50% 2018	1,230	1,202
Kinetic Concepts, Inc. 12.50% 2019	2,295	2,094
Laboratory Corporation of America Holdings 3.20% 2022	305	300
Laboratory Corporation of America Holdings 3.60% 2025	4,870	4,709
Laboratory Corporation of America Holdings 4.70% 2045	16,865	15,546
Mallinckrodt PLC 5.625% 2023[3]	1,190	1,136
McKesson Corp. 3.25% 2016	3,051	3,062
McKesson Corp. 2.284% 2019	8,510	8,484
McKesson Corp. 3.796% 2024	6,245	6,289
McKesson Corp. 4.883% 2044	600	602
MEDNAX, Inc. 5.25% 2023[3]	130	131
Medtronic, Inc. 2.50% 2020	1,785	1,799
Medtronic, Inc. 3.50% 2025	11,500	11,650
Medtronic, Inc. 4.625% 2045	18,225	18,836
Molina Healthcare, Inc. 5.375% 2022[3]	440	441
Novartis Capital Corp. 3.00% 2025	1,000	988
Novartis Capital Corp. 4.00% 2045	2,000	1,966
Ortho-Clinical Diagnostics Inc. 6.625% 2022[3]	1,660	1,141
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[4,5,6]	790	675
Pfizer Inc. 7.20% 2039	1,330	1,835
Quintiles Transnational Corp. 4.875% 2023[3]	400	404
Roche Holdings, Inc. 2.25% 2019[3]	15,080	15,172
Roche Holdings, Inc. 2.875% 2021[3]	6,875	6,973
Roche Holdings, Inc. 3.35% 2024[3]	1,000	1,025
St. Jude Medical, Inc. 3.875% 2025	5,130	5,191
Tenet Healthcare Corp. 6.75% 2023	905	841
Tenet Healthcare Corp., First Lien, 6.25% 2018	500	529
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,340	1,417
Tenet Healthcare Corp., First Lien, 4.50% 2021	10,625	10,412
Thermo Fisher Scientific Inc. 1.30% 2017	310	309
Thermo Fisher Scientific Inc. 2.40% 2019	4,050	4,052
Thermo Fisher Scientific Inc. 3.30% 2022	335	335
Thermo Fisher Scientific Inc. 5.30% 2044	2,230	2,390
American Funds Insurance Series — Bond Fund — Page 92 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 1.40% 2017	$3,020	$3,015
UnitedHealth Group Inc. 1.90% 2018	6,820	6,844
UnitedHealth Group Inc. 2.70% 2020	6,745	6,823
UnitedHealth Group Inc. 3.35% 2022	4,585	4,694
UnitedHealth Group Inc. 3.75% 2025	5,610	5,795
UnitedHealth Group Inc. 4.625% 2035	6,305	6,557
UnitedHealth Group Inc. 4.75% 2045	4,790	5,053
VPI Escrow Corp. 6.75% 2018[3]	3,000	2,988
VPI Escrow Corp. 6.375% 2020[3]	835	810
VRX Escrow Corp. 5.375% 2020[3]	1,735	1,640
VRX Escrow Corp. 5.875% 2023[3]	810	727
VRX Escrow Corp. 6.125% 2025[3]	555	497
WellPoint, Inc. 2.30% 2018	7,440	7,432
WellPoint, Inc. 2.25% 2019	1,250	1,244
Zimmer Holdings, Inc. 2.70% 2020	900	890
Zimmer Holdings, Inc. 3.15% 2022	8,785	8,649
Zimmer Holdings, Inc. 3.55% 2025	14,645	14,266
Zimmer Holdings, Inc. 4.25% 2035	3,825	3,577
Zoetis Inc. 4.50% 2025	1,500	1,524
		642,617
Energy 3.38%
Alpha Natural Resources, Inc. 7.50% 2020[3,8]	3,000	67
Alpha Natural Resources, Inc. 7.50% 2020[3,8]	913	21
American Energy - Woodford LLC 12.00% 2020[3,7]	743	115
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,5,6]	550	149
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,5,6]	1,875	28
American Energy (Permian Basin) 7.125% 2020[3]	2,075	791
American Energy (Permian Basin) 7.375% 2021[3]	725	286
Anadarko Petroleum Corp. 6.375% 2017	10,000	10,490
Arch Coal, Inc. 7.00% 2019[9]	1,875	—
Arch Coal, Inc. 7.25% 2021[9]	1,525	—
Baytex Energy Corp. 5.125% 2021[3]	1,300	916
Baytex Energy Corp. 5.625% 2024[3]	700	472
Boardwalk Pipeline Partners 3.375% 2023	2,750	2,215
Boardwalk Pipelines, LP 4.95% 2024	2,040	1,778
Canadian Natural Resources Ltd. 3.80% 2024	280	248
Cenovus Energy Inc. 3.80% 2023	1,120	1,016
Chevron Corp. 2.355% 2022	5,000	4,782
Chevron Corp. 2.411% 2022	3,630	3,538
Columbia Pipeline Partners LP 2.45% 2018[3]	6,700	6,555
Columbia Pipeline Partners LP 3.30% 2020[3]	975	951
Columbia Pipeline Partners LP 4.50% 2025[3]	1,215	1,103
Columbia Pipeline Partners LP 5.80% 2045[3]	1,910	1,682
Denbury Resources Inc. 4.625% 2023	1,000	327
Devon Energy Corp. 2.25% 2018	7,310	6,678
Devon Energy Corp. 3.25% 2022	2,200	1,873
Devon Energy Corp. 5.00% 2045	1,900	1,445
Diamond Offshore Drilling, Inc. 4.875% 2043	3,375	2,062
Ecopetrol SA 5.375% 2026	630	538
Ecopetrol SA 5.875% 2045	1,245	890
Enbridge Energy Partners, LP 9.875% 2019	10,500	11,968
Enbridge Energy Partners, LP 4.375% 2020	8,905	8,700
Enbridge Energy Partners, LP 5.20% 2020	5,655	5,735
American Funds Insurance Series — Bond Fund — Page 93 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 4.20% 2021	$9,025	$8,619
Enbridge Energy Partners, LP 5.875% 2025	15,225	14,702
Enbridge Energy Partners, LP 7.375% 2045	24,160	23,214
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	8,324
Enbridge Inc. 4.00% 2023	7,030	6,230
Enbridge Inc. 4.50% 2044	5,250	3,588
Energy Transfer Partners, LP 4.75% 2026	1,150	992
Energy Transfer Partners, LP 6.125% 2045	18,000	14,690
EnLink Midstream Partners, LP 2.70% 2019	155	142
EnLink Midstream Partners, LP 4.40% 2024	365	290
EnLink Midstream Partners, LP 4.15% 2025	280	216
EnLink Midstream Partners, LP 5.05% 2045	1,015	631
Ensco PLC 5.20% 2025	1,810	1,291
Ensco PLC 5.75% 2044	285	188
Enterprise Products Operating LLC 3.70% 2026	2,105	1,894
Enterprise Products Operating LLC 4.85% 2044	2,215	1,798
Enterprise Products Operating LLC 4.90% 2046	315	258
EP Energy Corp. 6.375% 2023	675	341
Halliburton Co. 3.375% 2022	5,395	5,315
Halliburton Co. 3.80% 2025	5,055	4,931
Halliburton Co. 4.85% 2035	740	728
Halliburton Co. 5.00% 2045	1,240	1,228
Husky Energy Inc. 7.25% 2019	3,390	3,749
Jupiter Resources Inc. 8.50% 2022[3]	2,000	810
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	7,920
Kinder Morgan Energy Partners, LP 3.50% 2021	555	497
Kinder Morgan Energy Partners, LP 4.25% 2024	300	256
Kinder Morgan Energy Partners, LP 6.50% 2037	900	775
Kinder Morgan Energy Partners, LP 5.40% 2044	5,345	4,052
Kinder Morgan Energy Partners, LP 5.50% 2044	1,245	974
Kinder Morgan, Inc. 4.30% 2025	9,935	8,604
Kinder Morgan, Inc. 5.30% 2034	760	600
Kinder Morgan, Inc. 5.55% 2045	8,400	6,580
Matador Resources Co. 6.875% 2023	150	140
NGL Energy Partners LP 6.875% 2021	1,000	755
NGPL PipeCo LLC 7.119% 2017[3]	3,025	2,828
NGPL PipeCo LLC 9.625% 2019[3]	4,350	4,089
Noble Corp PLC 4.00% 2018	430	390
Noble Corp PLC 5.95% 2025	1,995	1,379
Noble Corp PLC 6.95% 2045	1,760	1,129
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,5]	3,925	1,452
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,5]	2,548	612
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[3,5]	207	48
PDC Energy Inc. 7.75% 2022	1,775	1,713
Peabody Energy Corp. 6.00% 2018	3,300	627
Peabody Energy Corp. 6.50% 2020	500	71
Petrobras Global Finance Co. 6.85% 2115	335	219
Petrobras International Finance Co. 5.375% 2021	2,360	1,764
Petróleos Mexicanos 7.47% 2026	MXN295,000	15,390
Petróleos Mexicanos 5.625% 2046[3]	$330	254
Phillips 66 Partners LP 3.605% 2025	345	304
Phillips 66 Partners LP 4.68% 2045	125	93
Pioneer Natural Resources Co. 3.45% 2021	185	171
Pioneer Natural Resources Co. 4.45% 2026	325	293
American Funds Insurance Series — Bond Fund — Page 94 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,5]	$1,487	$1,026
Range Resources Corp. 4.875% 2025[3]	2,075	1,585
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5]	575	614
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,375	3,409
Rice Energy Inc. 6.25% 2022	1,075	779
Rice Energy Inc. 7.25% 2023[3]	150	110
Sabine Pass Liquefaction, LLC 5.625% 2021	3,300	3,052
Sabine Pass Liquefaction, LLC 5.625% 2023	1,300	1,147
Sabine Pass Liquefaction, LLC 5.75% 2024	940	822
Samson Investment Co. 9.75% 2020	1,200	3
Samson Investment Co., Term Loan B, 5.00% 2018[4,5,6,8]	150	6
Schlumberger BV 3.00% 2020[3]	1,745	1,725
Schlumberger BV 3.625% 2022[3]	1,655	1,638
Schlumberger BV 4.00% 2025[3]	11,500	11,377
Seven Generations Energy Ltd. 6.75% 2023[3]	175	148
Shell International Finance BV 2.25% 2020	1,190	1,173
SM Energy Co. 5.625% 2025	425	282
Southwestern Energy Co. 4.95% 2025	11,800	7,449
Spectra Energy Partners, LP 2.95% 2018	1,615	1,588
TC PipeLines, LP 4.375% 2025	1,700	1,496
Teekay Corp. 8.50% 2020[3]	625	425
Total Capital Canada Ltd. 2.75% 2023	2,140	2,058
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	8,845	6,700
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	600	557
Transocean Inc. 7.13% 2021	1,410	915
Transocean Inc. 4.30% 2022	2,195	1,174
Western Gas Partners LP 2.60% 2018	280	271
Western Gas Partners LP 3.95% 2025	665	560
Williams Partners LP 5.25% 2020	3,000	2,789
Williams Partners LP 3.60% 2022	4,750	3,742
Williams Partners LP 4.50% 2023	500	406
Williams Partners LP 4.30% 2024	10,060	7,989
Williams Partners LP 4.00% 2025	7,250	5,439
Williams Partners LP 5.40% 2044	555	373
Williams Partners LP 4.90% 2045	455	290
Williams Partners LP 5.10% 2045	16,005	10,563
Woodside Finance Ltd. 4.60% 2021[3]	6,535	6,636
		335,883
Consumer discretionary 3.09%
21st Century Fox America, Inc. 4.95% 2045[3]	2,075	2,052
Amazon.com, Inc. 4.95% 2044	2,280	2,439
AOL Time Warner Inc. 7.625% 2031	1,750	2,171
Boyd Gaming Corp. 6.875% 2023	2,525	2,607
Burger King Corp. 6.00% 2022[3]	2,075	2,142
CBS Outdoor Americas Inc. 5.625% 2024	400	413
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[3]	6,805	6,772
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	860	858
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	2,370	2,371
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[3]	2,000	1,995
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	8,975	9,020
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	1,725	1,693
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	700	649
Cumulus Media Holdings Inc. 7.75% 2019	1,715	587
American Funds Insurance Series — Bond Fund — Page 95 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,5,6]	$1,697	$1,293
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	8,000	8,070
DaimlerChrysler North America Holding Corp. 1.19% 2018[3,4]	7,500	7,471
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	21,000	20,731
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	755	737
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	8,000	7,767
Delta 2 (Formula One), Term Loan B, 7.75% 2022[4,5,6]	475	441
DISH DBS Corp. 4.25% 2018	5,000	5,025
Dollar General Corp. 4.125% 2017	622	639
Dollar General Corp. 1.875% 2018	1,211	1,200
Family Tree Escrow LLC 5.75% 2023[3]	725	759
Ford Motor Credit Co. 2.551% 2018	1,325	1,316
Ford Motor Credit Co. 2.375% 2019	18,650	18,404
Ford Motor Credit Co. 2.597% 2019	10,910	10,722
Ford Motor Credit Co. 3.157% 2020	500	499
Ford Motor Credit Co. 3.20% 2021	4,300	4,276
Ford Motor Credit Co. 3.219% 2022	7,315	7,172
Ford Motor Credit Co. 4.134% 2025	20,500	20,478
Gannett Co., Inc. 5.125% 2019	1,130	1,172
Gannett Co., Inc. 4.875% 2021[3]	290	291
General Motors Co. 5.00% 2035	295	276
General Motors Financial Co. 3.70% 2020	16,575	16,645
General Motors Financial Co. 4.375% 2021	1,100	1,117
General Motors Financial Co. 4.30% 2025	710	690
Home Depot, Inc. 4.40% 2021	7,500	8,266
Home Depot, Inc. 3.35% 2025	3,945	4,039
Hyundai Capital America 2.60% 2020[3]	325	320
Limited Brands, Inc. 6.625% 2021	1,224	1,362
McDonald’s Corp. 2.75% 2020	105	105
McDonald’s Corp. 3.70% 2026	475	476
McDonald’s Corp. 4.70% 2035	5,935	5,932
McDonald’s Corp. 4.875% 2045	9,205	9,291
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,000	983
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	988
MGM Resorts International 7.75% 2022	2,000	2,133
NBC Universal Enterprise, Inc. 5.25% (undated)[3]	2,375	2,523
NBCUniversal Media, LLC 5.15% 2020	10,000	11,176
Needle Merger Sub Corp. 8.125% 2019[3]	3,500	2,817
Neiman Marcus Group LTD Inc. 8.75% 2021[3,7]	1,160	725
Neiman Marcus, Term Loan B, 4.25% 2020[4,5,6]	3,709	3,293
News America Inc. 4.50% 2021	3,930	4,236
News America Inc. 4.00% 2023	1,100	1,139
NIKE, Inc. 3.875% 2045	13,700	13,245
PETCO Animal Supplies, Inc. 9.25% 2018[3]	5,000	5,137
PETsMART, Inc. 7.125% 2023[3]	425	422
Playa Resorts Holding BV 8.00% 2020[3]	2,475	2,524
RCI Banque 3.50% 2018[3]	8,280	8,445
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	305
Schaeffler Holding Finance BV 6.25% 2019[3,7]	2,500	2,622
Seminole Tribe of Florida 7.804% 2020[3,5]	645	668
Starbucks Corp. 4.30% 2045	205	213
Target Corp. 6.00% 2018	3,000	3,271
Thomson Reuters Corp. 1.30% 2017	285	284
Thomson Reuters Corp. 1.65% 2017	5,445	5,420
American Funds Insurance Series — Bond Fund — Page 96 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Thomson Reuters Corp. 4.30% 2023	$240	$246
Thomson Reuters Corp. 5.65% 2043	285	299
Time Warner Inc. 6.20% 2040	5,450	6,004
Toyota Motor Credit Corp. 2.125% 2019	500	501
Univision Communications Inc. 5.125% 2025[3]	555	529
Volkswagen Group of America Finance, LLC 1.25% 2017[3]	4,445	4,340
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	520	499
Volkswagen Group of America Finance, LLC 2.40% 2020[3]	3,055	2,864
Volkswagen International Finance NV 4.00% 2020[3]	4,200	4,236
Walt Disney Co. 5.50% 2019	5,000	5,554
Warner Music Group 5.625% 2022[3]	1,000	968
Weather Company, Term Loan, 7.00% 2020[4,5,6]	500	499
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	825	785
Wynn Macau, Ltd. 5.25% 2021[3]	3,100	2,743
ZF Friedrichshafen AG 4.50% 2022[3]	150	147
ZF Friedrichshafen AG 4.75% 2025[3]	1,200	1,148
		306,682
Utilities 2.94%
AES Corp. 8.00% 2020	500	552
AES Corp. 7.375% 2021	1,475	1,512
American Electric Power Co. 1.65% 2017	2,870	2,850
American Electric Power Co. 2.95% 2022	2,000	1,980
Berkshire Hathaway Energy Co. 3.50% 2025	6,455	6,414
Berkshire Hathaway Energy Co. 4.50% 2045	11,095	10,702
Boston Gas Co. 4.487% 2042[3]	470	458
Calpine Corp. 5.375% 2023	910	821
Calpine Corp. 7.875% 2023[3]	773	827
Calpine Corp. 5.50% 2024	335	297
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	8,770
CMS Energy Corp. 8.75% 2019	6,984	8,358
CMS Energy Corp. 5.05% 2022	16,788	18,292
CMS Energy Corp. 3.875% 2024	3,595	3,657
CMS Energy Corp. 3.60% 2025	190	189
CMS Energy Corp. 4.875% 2044	1,000	1,018
Comision Federal de Electricidad 4.875% 2024[3]	600	594
Commonwealth Edison Company 4.35% 2045	865	872
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	5,645	5,795
Dominion Gas Holdings LLC 2.80% 2020	650	653
Dominion Gas Holdings LLC 3.60% 2024	7,310	7,248
Duke Energy Corp. 3.75% 2024	6,076	6,171
Duke Energy Corp. 4.80% 2045	2,250	2,282
Dynegy Finance Inc. 6.75% 2019	380	359
Dynegy Finance Inc. 7.375% 2022	1,125	984
Dynegy Finance Inc. 7.625% 2024	1,430	1,229
EDP Finance BV 4.90% 2019[3]	10,000	10,316
Electricité de France SA 2.15% 2019[3]	145	144
Electricité de France SA 4.60% 2020[3]	1,191	1,285
Electricité de France SA 3.625% 2025[3]	1,710	1,676
Electricité de France SA 4.95% 2045[3]	2,250	2,193
Electricité de France SA 5.25% 2055[3]	1,000	956
Enel Società per Azioni 8.75% 2073[3]	1,000	1,144
Iberdrola Finance Ireland 5.00% 2019[3]	1,825	1,972
MidAmerican Energy Co. 4.25% 2046	840	833
American Funds Insurance Series — Bond Fund — Page 97 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
MidAmerican Energy Holdings Co. 5.75% 2018	$7,740	$8,367
MidAmerican Energy Holdings Co. 3.75% 2023	13,530	13,909
Midwest Generation, LLC, Series B, 8.56% 2016[5,8]	93	93
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	16,783
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	497	493
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	6,294
Niagara Mohawk Power Corp. 3.508% 2024[3]	7,875	7,917
Niagara Mohawk Power Corp. 4.278% 2034[3]	1,000	984
Northeast Utilities 3.15% 2025	1,640	1,605
NV Energy, Inc 6.25% 2020	10,219	11,622
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,265
Pacific Gas and Electric Co. 3.25% 2023	5,815	5,840
Pacific Gas and Electric Co. 3.85% 2023	1,195	1,244
Pacific Gas and Electric Co. 3.40% 2024	850	855
Pacific Gas and Electric Co. 4.75% 2044	336	350
Pacific Gas and Electric Co. 4.30% 2045	834	827
Pacific Gas and Electric Co. 4.25% 2046	1,275	1,240
PG&E Corp. 2.40% 2019	3,810	3,806
Progress Energy, Inc. 7.05% 2019	3,180	3,611
Progress Energy, Inc. 7.75% 2031	1,920	2,479
PSEG Power LLC 2.75% 2016	3,400	3,428
Public Service Co. of Colorado 5.80% 2018	7,860	8,595
Public Service Co. of Colorado 3.20% 2020	5,000	5,168
Puget Energy Inc. 3.65% 2025	3,000	2,914
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,896	6,762
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,286	9,349
Puget Sound Energy, Inc., First Lien, 5.625% 2022	8,104	9,007
Southern Co. 2.15% 2019	10,675	10,485
Tampa Electric Co. 2.60% 2022	5,250	5,062
Teco Finance, Inc. 5.15% 2020	3,966	4,264
TXU, Term Loan, 4.65% 2017[4,5,6,8]	3,749	1,152
Virginia Electric and Power Co. 1.20% 2018	2,700	2,674
Virginia Electric and Power Co. 2.95% 2022	3,090	3,112
Virginia Electric and Power Co. 4.45% 2044	8,295	8,551
Xcel Energy Inc. 4.70% 2020	1,800	1,937
Xcel Energy Inc. 3.30% 2025	165	162
		291,609
Consumer staples 2.54%
Altria Group, Inc. 2.85% 2022	5,000	4,882
Altria Group, Inc. 9.95% 2038	3,200	5,145
Altria Group, Inc. 10.20% 2039	3,100	5,098
Altria Group, Inc. 4.50% 2043	3,000	2,856
Altria Group, Inc. 5.375% 2044	12,810	13,828
British American Tobacco International Finance PLC 9.50% 2018[3]	14,137	16,886
British American Tobacco International Finance PLC 2.75% 2020[3]	5,550	5,557
British American Tobacco International Finance PLC 3.50% 2022[3]	4,020	4,129
British American Tobacco International Finance PLC 3.95% 2025[3]	5,550	5,725
ConAgra Foods, Inc. 1.30% 2016	4,475	4,476
ConAgra Foods, Inc. 3.20% 2023	3,255	3,137
Constellation Brands, Inc. 4.75% 2025	250	255
CVS Caremark Corp. 1.90% 2018	4,550	4,551
CVS Caremark Corp. 2.80% 2020	4,550	4,577
CVS Caremark Corp. 3.50% 2022	4,550	4,639
American Funds Insurance Series — Bond Fund — Page 98 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
CVS Caremark Corp. 3.875% 2025	$4,550	$4,653
CVS Caremark Corp. 4.875% 2035	1,940	2,010
CVS Caremark Corp. 5.125% 2045	4,575	4,838
H.J Heinz Co. 4.875% 2025[3]	999	1,063
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,360	3,347
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,835	2,782
Kraft Foods Inc. 2.25% 2017	3,485	3,511
Kroger Co. 5.15% 2043	2,950	3,102
Mead Johnson Nutrition Co. 4.125% 2025	160	162
Pernod Ricard SA 4.45% 2022[3]	22,870	23,750
Philip Morris International Inc. 4.25% 2044	11,750	11,379
Reynolds American Inc. 2.30% 2018	6,490	6,535
Reynolds American Inc. 3.25% 2020	4,960	5,047
Reynolds American Inc. 3.25% 2022	2,250	2,229
Reynolds American Inc. 4.00% 2022	4,390	4,573
Reynolds American Inc. 4.85% 2023	6,430	6,888
Reynolds American Inc. 4.45% 2025	26,970	28,275
Reynolds American Inc. 5.70% 2035	2,085	2,291
Reynolds American Inc. 6.15% 2043	3,800	4,322
Reynolds American Inc. 5.85% 2045	14,205	15,840
SABMiller Holdings Inc. 2.45% 2017[3]	7,410	7,468
The JM Smucker Co. 3.00% 2022	305	304
The JM Smucker Co. 3.50% 2025	230	229
Tyson Foods, Inc. 3.95% 2024	1,050	1,080
Tyson Foods, Inc. 5.15% 2044	6,680	7,002
WM. Wrigley Jr. Co 3.375% 2020[3]	13,630	13,916
		252,337
Telecommunication services 1.48%
Altice Financing SA 6.625% 2023[3]	2,650	2,623
Altice Finco SA 6.50% 2022[3]	300	298
Altice Finco SA 7.625% 2025[3]	250	232
Altice Finco SA, First Lien, 7.75% 2022[3]	1,000	905
AT&T Inc. 1.40% 2017	3,615	3,600
AT&T Inc. 3.00% 2022	12,375	12,056
AT&T Inc. 4.50% 2035	6,575	6,101
AT&T Inc. 4.30% 2042	316	271
AT&T Inc. 4.80% 2044	1,235	1,136
AT&T Inc. 4.35% 2045	5,221	4,504
AT&T Inc. 4.75% 2046	14,758	13,562
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[3]	1,575	1,744
Deutsche Telekom International Finance BV 3.125% 2016[3]	5,495	5,526
Deutsche Telekom International Finance BV 9.25% 2032	5,878	8,641
Digicel Group Ltd. 8.25% 2020[3]	1,800	1,494
Digicel Group Ltd. 6.00% 2021[3]	950	805
France Télécom 9.00% 2031	1,580	2,235
Frontier Communications Corp. 8.875% 2020[3]	3,650	3,705
Frontier Communications Corp. 9.25% 2021	2,100	2,071
Frontier Communications Corp. 8.75% 2022	425	395
Frontier Communications Corp. 10.50% 2022[3]	8,325	8,294
Frontier Communications Corp. 11.00% 2025[3]	3,825	3,796
MetroPCS Wireless, Inc. 6.25% 2021	2,750	2,846
MetroPCS Wireless, Inc. 6.625% 2023	8,275	8,461
Numericable Group SA 6.00% 2022[3]	700	681
American Funds Insurance Series — Bond Fund — Page 99 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Orange SA 2.75% 2019	$3,570	$3,623
Sprint Nextel Corp. 7.00% 2020	2,000	1,550
Sprint Nextel Corp. 7.25% 2021	1,925	1,439
Sprint Nextel Corp. 11.50% 2021	925	856
Sprint Nextel Corp. 7.875% 2023	2,500	1,884
T-Mobile US, Inc. 6.50% 2026	300	304
Verizon Communications Inc. 4.272% 2036	20,336	18,415
Verizon Communications Inc. 4.522% 2048	19,832	17,805
Wind Acquisition SA 4.75% 2020[3]	2,850	2,829
Wind Acquisition SA 7.375% 2021[3]	2,500	2,369
		147,056
Industrials 1.15%
AerCap Holdings NV 2.75% 2017	150	149
Atlas Copco AB 5.60% 2017[3]	2,340	2,450
BNSF Funding Trust I 6.613% 2055	1,680	1,877
Boeing Company 2.20% 2022	1,195	1,155
Canadian National Railway Co. 5.55% 2018	5,000	5,419
Canadian Pacific Railway Ltd. 4.80% 2035	165	163
CEVA Group PLC 7.00% 2021[3]	775	647
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[4,5,6]	853	714
CEVA Group PLC, Term Loan B, 6.50% 2021[4,5,6]	1,220	1,020
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	884	740
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	152	128
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[5]	215	218
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	57	59
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[5]	65	67
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	415	425
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	1,052	1,074
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	494	525
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	251	260
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	1,433	1,561
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	669	747
Corporate Risk Holdings LLC 9.50% 2019[3]	1,804	1,615
Corporate Risk Holdings LLC 13.50% 2020[3,7,9]	358	352
DAE Aviation Holdings, Inc. 10.00% 2023[3]	620	619
European Aeronautic Defence and Space Company 2.70% 2023[3]	7,500	7,275
FedEx Corp. 4.75% 2045	430	427
Gates Global LLC 6.00% 2022[3]	1,050	761
Gates Global LLC, Term Loan B, 4.25% 2021[4,5,6]	1	1
General Electric Capital Corp. 0.964% 2016[3]	5,154	5,157
General Electric Capital Corp. 2.20% 2020	1,861	1,867
General Electric Capital Corp. 2.342% 2020[3]	4,788	4,756
General Electric Capital Corp. 3.10% 2023	1,850	1,880
General Electric Capital Corp. 3.373% 2025[3]	4,815	4,909
General Electric Co. 2.70% 2022	5,000	4,987
General Electric Co. 4.00% (undated)	2,000	2,003
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[4,5,6,8,9]	31	2
HD Supply, Inc. 5.25% 2021[3]	825	845
KLX Inc. 5.875% 2022[3]	960	917
LMI Aerospace Inc. 7.375% 2019	1,450	1,443
Lockheed Martin Corp. 1.85% 2018	2,440	2,438
Lockheed Martin Corp. 2.50% 2020	4,355	4,345
Lockheed Martin Corp. 3.10% 2023	2,195	2,197
American Funds Insurance Series — Bond Fund — Page 100 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 3.55% 2026	$6,285	$6,330
Lockheed Martin Corp. 4.50% 2036	3,355	3,405
Lockheed Martin Corp. 4.70% 2046	9,230	9,536
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[3]	1,300	1,289
Norfolk Southern Corp. 5.75% 2016	1,880	1,882
R.R. Donnelley & Sons Co. 6.50% 2023	625	581
Republic Services, Inc. 5.00% 2020	5,000	5,435
Siemens AG 2.15% 2020[3]	4,500	4,462
Siemens AG 2.90% 2022[3]	4,500	4,508
Siemens AG 3.25% 2025[3]	3,100	3,104
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	1,750	1,269
TransDigm Inc. 5.50% 2020	2,175	2,115
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[5,8,9]	230	—
Watco Companies 6.375% 2023[3]	1,505	1,490
		113,600
Information technology 0.79%
Alcatel-Lucent USA Inc. 6.75% 2020[3]	1,569	1,659
First Data Corp. 7.00% 2023[3]	2,900	2,907
First Data Corp. 5.75% 2024[3]	775	765
Harris Corp. 1.999% 2018	6,400	6,332
Harris Corp. 2.70% 2020	1,840	1,808
Harris Corp. 3.832% 2025	945	933
Harris Corp. 4.854% 2035	5,235	5,167
Harris Corp. 5.054% 2045	7,085	6,963
Hewlett-Packard Co. 6.35% 2045[3]	1,900	1,810
Infor Inc. 5.75% 2020[3]	225	227
Intel Corp. 4.90% 2045	8,915	9,446
Lam Research Corp. 2.75% 2020	440	426
Microsoft Corp. 3.125% 2025	2,500	2,518
Microsoft Corp. 4.45% 2045	12,585	13,011
Oracle Corp. 4.125% 2045	3,025	2,870
QUALCOMM Inc. 4.80% 2045	16,000	14,254
Serena Software, Inc., Term Loan B, 7.50% 2020[4,5,6]	1,986	1,954
Visa Inc. 2.20% 2020	500	500
Visa Inc. 3.15% 2025	3,000	3,010
Visa Inc. 4.30% 2045	600	610
Xerox Corp. 2.95% 2017	1,670	1,683
		78,853
Materials 0.60%
ArcelorMittal 5.125% 2020	200	167
ArcelorMittal 7.25% 2022	1,775	1,438
ArcelorMittal 6.125% 2025	125	91
ArcelorMittal 7.75% 2041	2,500	1,703
Ball Corp. 4.375% 2020	5,300	5,393
BHP Billiton Finance Ltd. 6.25% 2075[3]	5,265	5,166
Chemours Co. 6.625% 2023[3]	950	670
Chemours Co. 7.00% 2025[3]	395	271
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	7,137
Ecolab Inc. 3.00% 2016	5,455	5,535
First Quantum Minerals Ltd. 6.75% 2020[3]	3,417	2,221
First Quantum Minerals Ltd. 7.00% 2021[3]	3,917	2,477
FMG Resources 9.75% 2022[3]	2,750	2,530
American Funds Insurance Series — Bond Fund — Page 101 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Holcim Ltd. 5.15% 2023[3]	$1,760	$1,887
JMC Steel Group Inc. 8.25% 2018[3]	3,950	2,637
Monsanto Co. 2.75% 2021	2,770	2,717
Owens-Illinois, Inc. 5.875% 2023[3]	710	722
Owens-Illinois, Inc. 6.375% 2025[3]	290	298
Platform Specialty Products Corp. 10.375% 2021[3]	640	640
Platform Specialty Products Corp. 6.50% 2022[3]	55	48
Praxair, Inc. 2.25% 2020	1,580	1,576
Praxair, Inc. 3.20% 2026	2,500	2,510
Rayonier Advanced Materials Inc. 5.50% 2024[3]	1,960	1,558
Reynolds Group Inc. 5.75% 2020	3,235	3,299
Ryerson Inc. 9.00% 2017	1,925	1,492
Ryerson Inc. 11.25% 2018	401	301
Summit Materials, Inc. 6.125% 2023[3]	275	272
Teck Resources Ltd. 3.15% 2017	2,880	2,606
Tembec Industries Inc. 9.00% 2019[3]	705	462
Xstrata Canada Financial Corp. 4.95% 2021[3]	2,650	2,136
		59,960
Total corporate bonds & notes		2,982,369
Mortgage-backed obligations 19.06% Federal agency mortgage-backed obligations 15.35%
Fannie Mae 5.50% 2023[5]	1,344	1,455
Fannie Mae 4.50% 2025[5]	717	775
Fannie Mae 6.00% 2026[5]	502	567
Fannie Mae 5.50% 2027[5]	294	328
Fannie Mae 6.00% 2027[5]	793	896
Fannie Mae 1.89% 2037[4,5]	1,489	1,543
Fannie Mae 6.00% 2037[5]	2,080	2,349
Fannie Mae 6.00% 2037[5]	222	249
Fannie Mae 5.50% 2038[5]	5,097	5,696
Fannie Mae 5.50% 2038[5]	651	728
Fannie Mae 5.00% 2040[5]	896	1,001
Fannie Mae 5.00% 2041[5]	6,744	7,446
Fannie Mae 5.00% 2041[5]	6,156	6,823
Fannie Mae 5.00% 2041[5]	3,369	3,788
Fannie Mae 5.00% 2041[5]	2,413	2,714
Fannie Mae 5.00% 2041[5]	1,765	1,985
Fannie Mae 5.00% 2041[5]	1,168	1,314
Fannie Mae 3.00% 2046[5,10]	369,430	398,322
Fannie Mae 3.50% 2046[5,10]	140,000	144,406
Fannie Mae, Series 2001-4, Class GA, 9.393% 2025[4,5]	11	12
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	40	47
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	28	32
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	47	55
Fannie Mae, Series 2002-W1, Class 2A, 6.335% 2042[4,5]	57	66
Freddie Mac 4.00% 2046[5,10]	400,000	421,670
Freddie Mac 5.50% 2033[5]	269	302
Freddie Mac 3.00% 2035[5]	71,705	73,237
Freddie Mac 5.50% 2038[5]	289	322
Freddie Mac 5.50% 2038[5]	218	243
Freddie Mac 5.50% 2039[5]	425	472
Freddie Mac 4.50% 2040[5]	829	894
American Funds Insurance Series — Bond Fund — Page 102 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.50% 2040[5]	$1,532	$1,703
Freddie Mac 4.50% 2041[5]	971	1,048
Freddie Mac 5.50% 2041[5]	2,292	2,553
Freddie Mac, Series 3061, Class PN, 5.50% 2035[5]	253	280
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[5]	532	494
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	497	461
Freddie Mac, Series 3318, Class JT, 5.50% 2037[5]	672	743
Government National Mortgage Assn. 4.50% 2040[5]	2,125	2,315
Government National Mortgage Assn. 3.50% 2045[5]	74,284	77,549
Government National Mortgage Assn. 4.00% 2045[5]	91,641	97,476
Government National Mortgage Assn. 4.00% 2045[5]	1,881	2,000
Government National Mortgage Assn. 4.50% 2045[5]	50,231	54,080
Government National Mortgage Assn. 4.50% 2045[5]	38,477	41,414
Government National Mortgage Assn. 4.50% 2045[5]	38,200	41,163
Government National Mortgage Assn. 4.50% 2045[5]	34,078	36,673
Government National Mortgage Assn. 4.50% 2045[5]	13,613	14,648
Government National Mortgage Assn. 4.00% 2046[5,10]	65,460	69,503
		1,523,840
Commercial mortgage-backed securities 2.90%
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,5]	2,897	2,913
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.558% 2049[4,5]	2,048	2,106
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.002% 2051[4,5]	3,020	3,160
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.424% 2051[4,5]	3,261	3,457
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[4,5]	1,703	1,777
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,5]	2,380	2,533
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.974% 2049[4,5]	1,558	1,561
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.137% 2049[4,5]	5,000	5,323
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[5]	10,201	10,342
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	3,155	3,229
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	11,565	11,516
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[5]	16,886	17,072
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.699% 2039[4,5]	5,121	5,313
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.604% 2049[4,5]	10,650	11,001
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,5]	4,456	4,468
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.826% 2038[4,5]	8,131	8,170
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	15,972	16,339
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4,5]	12,610	13,115
Hilton USA Trust, Series 2013-HLT, EFX, 4.602% 2030[3,4,5]	400	401
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[3,5]	7,820	7,801
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[3,5]	2,000	1,988
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3,5]	3,780	3,753
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[3,5]	600	598
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	3,006	3,011
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	2,920	2,956
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.911% 2045[4,5]	7,129	7,158
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,5]	3,875	3,908
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.695% 2049[4,5]	25,830	26,664
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[5]	5,834	6,099
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,5]	2,361	2,475
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	8,801	8,856
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,5]	941	1,046
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.052% 2044[4,5]	2,810	2,913
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[5]	2,437	2,503
American Funds Insurance Series — Bond Fund — Page 103 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	$2,200	$2,254
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,5]	13,725	14,349
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.156% 2045[4,5]	2,110	2,260
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.837% 2050[4,5]	1,955	2,019
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	18,389	18,695
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.877% 2049[4,5]	6,195	6,462
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class C, 4.529% 2048[4,5]	1,000	940
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class A-5, 3.635% 2028[5]	500	506
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	4,794	4,892
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[5]	5,025	5,162
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.917% 2049[4,5]	9,077	9,439
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[5]	2,700	2,778
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4,5]	8,810	9,139
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.713% 2049[4,5]	3,500	3,589
		288,009
Other mortgage-backed securities 0.81%
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[5]	6,875	7,123
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[5]	4,500	4,475
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[5]	9,640	9,792
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,5]	6,650	7,011
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[5]	12,440	12,291
Nordea Kredit 2.00% 2037[5]	DKr100,353	14,150
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	36,553	5,147
Nykredit Realkredit AS, Series 01E, 2.50% 2037[5]	23,123	3,351
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	8,513	1,189
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	57,992	8,139
Realkredit Danmark AS, Series 22S, 2.50% 2037[5]	50,830	7,372
		80,040
Total mortgage-backed obligations		1,891,889
Bonds & notes of governments & government agencies outside the U.S. 2.54%
Bermuda Government 5.603% 2020[3]	$4,710	5,199
Bermuda Government 5.603% 2020	2,735	3,019
Bermuda Government 4.138% 2023[3]	1,000	1,002
Bermuda Government 4.854% 2024[3]	6,215	6,439
German Government 0.101% 2026[2]	€25,222	28,862
India (Republic of) 8.60% 2028	INR2,095,300	33,026
Irish Government 3.90% 2023	€5,000	6,652
Japanese Government, Series 19, 0.10% 2024[2]	¥4,804,800	42,354
Malaysian Government, Series 0315, 3.659% 2020	MYR49,000	11,515
Peru (Republic of) 4.125% 2027	$9,540	9,397
Province of Manitoba 3.05% 2024	5,050	5,123
Province of Ontario 3.20% 2024	9,000	9,260
Slovenia (Republic of) 5.50% 2022	18,585	20,814
Slovenia (Republic of) 5.85% 2023	15,150	17,290
Slovenia (Republic of) 5.85% 2023[3]	3,100	3,538
Slovenia (Republic of) 5.25% 2024	3,820	4,223
United Mexican States Government 4.50% 2025[2]	MXN305,897	19,550
United Mexican States Government, Series M, 6.50% 2021	74,700	4,506
United Mexican States Government Global 3.60% 2025	$12,000	11,724
American Funds Insurance Series — Bond Fund — Page 104 of 160

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States Government Global 5.55% 2045	$4,030	$4,146
United Mexican States Government Global, Series A, 6.05% 2040	3,990	4,384
		252,023
Federal agency bonds & notes 1.13%
CoBank, ACB 7.875% 2018[3]	2,285	2,566
CoBank, ACB 1.112% 2022[3,4]	14,990	14,203
Fannie Mae 2.625% 2024	12,910	13,057
Freddie Mac 1.25% 2019	44,500	43,871
Tennessee Valley Authority 5.88% 2036	3,750	4,864
Tennessee Valley Authority 5.25% 2039	15,315	18,415
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	15,500	15,606
		112,582
Asset-backed obligations 1.02%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	15,895	15,866
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A-5, 1.60% 2021[5]	11,585	11,554
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[5]	1,500	1,634
Chase Issuance Trust, Series 2013-A7, Class A, 0.761% 2020[4,5]	9,565	9,573
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.57% 2020[4,5]	10,870	11,036
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.547% 2020[4,5]	7,980	7,968
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,5]	4,535	4,504
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,5]	1,200	1,202
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,5]	12,600	12,495
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,5]	11,000	10,920
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,5]	7,974	7,909
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.397% 2037[4,5]	1,427	179
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	890	885
Social Professional Loan Program LLC, Series 2015-C, Class A-2, 2.51% 2033[3,5]	5,275	5,175
		100,900
Municipals 1.00%
State of California, Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,087
State of California, Various Purpose G.O. Bonds, 7.30% 2039[5]	1,890	2,647
State of California, Various Purpose G.O. Bonds, 7.35% 2039	3,260	4,588
State of California, Various Purpose G.O. Bonds, 7.55% 2039	865	1,261
State of California, Various Purpose G.O. Bonds, 7.60% 2040	22,040	32,849
State of California, Various Purpose G.O. Bonds, 7.625% 2040	2,900	4,228
State of California, Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	12,500	14,262
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, 2.203% 2018	8,000	8,072
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,225
State of Illinois, Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-B, 0.00% 2041	7,155	1,935
State of Texas, Board of Regents of the University of Texas System, Rev. Fncg. System Bonds (Build America Bonds - Direct Payment), Series 2010-D, 3.076% 2016	10,450	10,596
		98,750
Total bonds, notes & other debt instruments (cost: $9,302,809,000)		9,224,896
American Funds Insurance Series — Bond Fund — Page 105 of 160

Preferred securities 0.01% Financials 0.01%	Shares	Value (000)
Morgan Stanley, Series I, depositary shares	24,800	$658
Total preferred securities (cost: $620,000)		658
Common stocks 0.01% Consumer discretionary 0.00%
Adelphia Recovery Trust, Series ACC-1[11]	2,409,545	—
Miscellaneous 0.01%
Other common stocks in initial period of acquisition		1,425
Total common stocks (cost: $3,199,000)		1,425
Short-term securities 14.66%	Principal amount (000)
Apple Inc. 0.15%–0.20% due 1/20/2016–1/21/2016[3]	$ 73,800	73,786
Army and Air Force Exchange Service 0.18% due 1/11/2016[3]	35,000	34,997
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.33% due 1/13/2016	15,900	15,898
Caterpillar Financial Services Corp. 0.46% due 2/19/2016	50,000	49,973
Chariot Funding, LLC 0.42% due 1/12/2016[3]	54,600	54,592
Chevron Corp. 0.19%–0.25% due 1/12/2016–2/5/2016[3]	101,700	101,677
Federal Home Loan Bank 0.10%–0.52% due 1/6/2016–5/20/2016	572,720	572,543
Freddie Mac 0.16%–0.51% due 1/4/2016–4/25/2016	243,800	243,692
General Electric Co. 0.15% due 1/4/2016	2,200	2,200
Honeywell International Inc. 0.37% due 1/8/2016[3]	25,000	24,999
Internationale Nederlanden (U.S.) Funding Corp. 0.25% due 1/12/2016	4,500	4,500
John Deere Capital Corp. 0.32% due 1/14/2016[3]	20,000	19,998
John Deere Financial Inc. 0.18% due 1/14/2016[3]	50,000	49,995
Johnson & Johnson 0.30% due 1/5/2016[3]	45,500	45,499
Pfizer Inc 0.31%–0.42% due 2/22/2016–3/14/2016[3]	50,700	50,671
Regents of the University of California 0.16% due 1/12/2016	35,000	34,998
Wells Fargo Bank, N.A. 0.69%–0.70% due 6/1/2016–6/7/2016	75,000	75,119
Total short-term securities (cost: $1,454,922,000)		1,455,137
Total investment securities 107.63% (cost: $10,761,550,000)		10,682,116
Other assets less liabilities (7.63)%		(757,217)
Net assets 100.00%		$9,924,899
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Bond Fund — Page 106 of 160

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $219,115,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	1/28/2016	UBS AG	$8,890	£5,965	$96
Danish kroner	1/29/2016	HSBC Bank	$38,713	DKr266,000	(55)
Euros	1/25/2016	JPMorgan Chase	$12,028	€10,985	82
Euros	1/29/2016	HSBC Bank	$10,920	€10,060	(21)
Euros	1/29/2016	HSBC Bank	$22,291	€20,600	(112)
Indian rupees	1/19/2016	JPMorgan Chase	$19,470	INR1,304,000	(179)
Japanese yen	1/15/2016	UBS AG	$40,188	¥4,930,000	(843)
					$(1,032)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $5,951,561,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	0.684%	10/19/2017	$465,000	$3,464
Pay	LCH	3-month USD-LIBOR	0.765	10/27/2017	27,500	169
Pay	LCH	3-month USD-LIBOR	1.109	12/24/2017	400,000	436
Receive	LCH	3-month USD-LIBOR	1.145	9/10/2018	100,000	(507)
Pay	LCH	3-month USD-LIBOR	0.9305	10/16/2018	311,000	3,667
Receive	LCH	3-month USD-LIBOR	1.669	10/28/2019	112,000	497
Receive	LCH	3-month USD-LIBOR	1.6915	6/3/2020	1,600	4
Receive	LCH	3-month USD-LIBOR	1.802	6/9/2020	244,700	1,686
Receive	LCH	3-month USD-LIBOR	1.793	6/26/2020	120,000	728
Receive	LCH	3-month USD-LIBOR	1.8135	6/26/2020	47,900	333
Pay	LCH	3-month USD-LIBOR	1.772	7/20/2020	1,320	(7)
Pay	LCH	3-month USD-LIBOR	1.752	8/3/2020	495	(2)
Receive	LCH	3-month USD-LIBOR	1.628	8/24/2020	7,000	(13)
Receive	LCH	3-month USD-LIBOR	1.566	8/27/2020	100,000	(474)
Receive	LCH	3-month USD-LIBOR	1.556	8/27/2020	100,000	(519)
Receive	LCH	3-month USD-LIBOR	1.598	8/28/2020	100,000	(330)
Pay	LCH	3-month USD-LIBOR	1.607	9/4/2020	6,000	18
Pay	LCH	3-month USD-LIBOR	1.45	10/13/2020	1,500	17
Receive	LCH	3-month USD-LIBOR	1.6625	12/18/2020	225,000	(571)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	120,000	83
Pay	LCH	3-month USD-LIBOR	2.1305	7/17/2022	100,000	(1,452)
Receive	LCH	3-month USD-LIBOR	1.9375	12/18/2022	150,000	(40)
Pay	LCH	3-month USD-LIBOR	2.805	3/21/2024	1,100	(64)
Pay	LCH	3-month USD-LIBOR	2.701	6/9/2024	60,000	(2,994)
Pay	LCH	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(77)
Pay	LCH	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(54)
Pay	LCH	3-month USD-LIBOR	2.54	10/3/2024	400	(15)
Pay	LCH	6-month EURIBOR	0.9852	10/17/2024	€25,000	(298)
Pay	LCH	3-month USD-LIBOR	2.342	10/21/2024	$290	(6)
American Funds Insurance Series — Bond Fund — Page 107 of 160

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	2.326%	10/22/2024	$800	$(15)
Pay	LCH	3-month USD-LIBOR	2.372	10/24/2024	1,150	(26)
Pay	LCH	3-month USD-LIBOR	2.438	11/19/2024	2,750	(77)
Pay	LCH	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(678)
Pay	LCH	3-month USD-LIBOR	2.4295	11/25/2024	800	(22)
Pay	LCH	3-month USD-LIBOR	2.353	12/8/2024	700	(14)
Pay	LCH	3-month USD-LIBOR	2.2845	12/12/2024	330	(5)
Pay	LCH	3-month USD-LIBOR	1.8185	1/20/2025	900	23
Pay	LCH	3-month USD-LIBOR	1.9365	1/22/2025	1,500	23
Pay	LCH	6-month JPY-LIBOR	0.5327	3/4/2025	¥4,800,000	(579)
Pay	LCH	3-month USD-LIBOR	2.192	3/18/2025	$1,850	(10)
Pay	LCH	3-month USD-LIBOR	2.0475	3/23/2025	450	3
Pay	LCH	3-month USD-LIBOR	2.3175	5/8/2025	1,500	(24)
Pay	LCH	3-month USD-LIBOR	2.339	5/13/2025	375	(7)
Pay	LCH	3-month USD-LIBOR	2.351	5/15/2025	590	(11)
Pay	LCH	3-month USD-LIBOR	2.287	5/20/2025	500	(7)
Pay	LCH	3-month USD-LIBOR	2.227	5/28/2025	260	(2)
Pay	LCH	3-month USD-LIBOR	2.2125	5/29/2025	465	(3)
Pay	LCH	3-month USD-LIBOR	2.2185	6/1/2025	1,150	(8)
Pay	LCH	3-month USD-LIBOR	2.451	6/5/2025	650	(18)
Pay	LCH	3-month USD-LIBOR	2.486	6/9/2025	1,200	(36)
Pay	LCH	3-month USD-LIBOR	2.46	6/10/2025	2,536	(71)
Pay	LCH	3-month USD-LIBOR	2.455	6/24/2025	235	(6)
Pay	LCH	3-month USD-LIBOR	2.428	7/2/2025	4,500	(111)
Pay	LCH	3-month USD-LIBOR	2.397	7/13/2025	900	(20)
Pay	LCH	3-month USD-LIBOR	2.535	7/15/2025	800	(27)
Pay	LCH	3-month USD-LIBOR	2.4615	7/22/2025	1,300	(36)
Pay	LCH	3-month USD-LIBOR	2.312	7/29/2025	1,000	(14)
Pay	LCH	3-month USD-LIBOR	2.331	7/30/2025	435	(7)
Pay	LCH	3-month USD-LIBOR	2.3715	7/31/2025	7,500	(148)
Pay	LCH	3-month USD-LIBOR	2.2135	9/4/2025	5,000	(25)
Pay	LCH	3-month USD-LIBOR	2.228	9/4/2025	13,000	(83)
Pay	LCH	3-month USD-LIBOR	2.2365	9/14/2025	4,000	(28)
Pay	LCH	3-month USD-LIBOR	2.186	9/22/2025	38,000	(80)
Receive	LCH	3-month USD-LIBOR	3.0865	8/18/2034	2,250	203
Receive	LCH	3-month USD-LIBOR	2.913	11/24/2034	10,000	634
Receive	LCH	3-month USD-LIBOR	2.844	6/11/2035	3,250	170
Receive	LCH	3-month USD-LIBOR	2.9535	6/30/2035	2,500	174
Receive	LCH	3-month USD-LIBOR	2.773	7/13/2035	500	20
Receive	LCH	3-month USD-LIBOR	2.589	9/4/2035	3,100	33
Pay	LCH	3-month USD-LIBOR	3.132	10/8/2044	200	(22)
Pay	LCH	3-month USD-LIBOR	3.046	10/10/2044	700	(65)
Pay	LCH	3-month USD-LIBOR	3.0745	11/10/2044	250	(25)
Pay	LCH	3-month USD-LIBOR	3.086	11/10/2044	525	(53)
Pay	LCH	3-month USD-LIBOR	3.061	11/12/2044	200	(19)
Pay	LCH	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(94)
Pay	LCH	3-month USD-LIBOR	2.925	12/3/2044	1,230	(82)
Pay	LCH	3-month USD-LIBOR	2.6695	12/19/2044	200	(2)
Pay	LCH	3-month USD-LIBOR	2.5755	3/5/2045	1,470	12
Receive	LCH	3-month USD-LIBOR	2.377	4/29/2045	1,910	(97)
Pay	LCH	3-month USD-LIBOR	2.6765	5/7/2045	430	(6)
Pay	LCH	3-month USD-LIBOR	2.757	5/8/2045	1,500	(46)
American Funds Insurance Series — Bond Fund — Page 108 of 160

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	2.82049%	7/10/2045	$43,000	$(1,910)
Pay	LCH	3-month USD-LIBOR	2.864	7/13/2045	1,300	(70)
Pay	LCH	3-month USD-LIBOR	2.6815	9/4/2045	2,000	(29)
Pay	LCH	3-month USD-LIBOR	2.5105	10/30/2045	22,000	501
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	51,200	1,012
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	3,800	68
						$1,837
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $24,705,000, which represented .25% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,222,335,000, which represented 12.32% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,224,000, which represented .12% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ was $1,082,000, which represented .01% of the net assets of the fund.
[10]	Purchased on a TBA basis.
[11]	Security did not produce income during the last 12 months.

Key to abbreviations and symbols
TBA = To-be-announced	MYR = Malaysian ringgits
LCH = LCH.Clearnet	Auth. = Authority
DKr = Danish kroner	Facs. = Facilities
€ = Euros	Fin. = Finance
£ = British pounds	Fncg. = Financing
INR = Indian rupees	G.O. = General Obligation
¥ = Japanese yen	Ref. = Refunding
MXN = Mexican pesos	Rev. = Revenue
American Funds Insurance Series — Bond Fund — Page 109 of 160

Global Bond Fund
Investment portfolio
December 31, 2015
Bonds, notes & other debt instruments 96.67% Euros 13.22%	Principal amount (000)	Value (000)
Allianz SE, 4.75% (undated)	€3,000	$3,527
Assicurazioni Generali SPA 7.75% 2042	1,100	1,461
Assicurazioni Generali SPA 10.125% 2042	1,300	1,890
Aviva PLC 6.125% 2043	3,000	3,827
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	4,900	5,532
Barclays Bank PLC 4.00% 2019[1]	1,450	1,798
Barclays Bank PLC 6.00% 2021	2,575	3,356
Barclays Bank PLC 6.625% 2022	1,070	1,464
BNP Paribas 2.875% 2026[2]	4,975	5,541
BPCE SA group 4.625% 2023	1,200	1,499
CaixaBank, SA 5.00% 2023	7,200	8,189
Canadian Government 3.50% 2020	2,500	3,100
Daimler AG, Series 6, 4.125% 2017	300	339
Deutsche Telekom International Finance BV 7.50% 2033	200	354
French Government O.A.T. Eurobond 0.25% 2020	2,740	3,002
French Government O.A.T. Eurobond 1.75% 2024	9,650	11,334
German Government 0.10% 2023[3]	11,117	12,667
German Government 0.50% 2025	6,400	6,909
German Government 6.25% 2030	1,800	3,312
German Government, Series 8, 4.75% 2040	200	368
German Government 2.50% 2044	4,500	6,098
German Government 2.50% 2046	16,550	22,459
HSBC Holdings PLC 3.375% 2024	300	342
Hungarian Government 5.75% 2018	5,260	6,395
Hungarian Government 6.00% 2019	6,235	7,797
Hungarian Government 3.875% 2020	1,000	1,209
Imperial Tobacco Finance PLC 8.375% 2016	200	219
Imperial Tobacco Finance PLC 5.00% 2019	2,350	2,969
Intesa Sanpaolo SpA 6.625% 2023	3,160	4,144
Irish Government 4.50% 2020	8,215	10,589
Irish Government 3.90% 2023	13,150	17,495
Irish Government 3.40% 2024	11,810	15,287
Irish Government 2.40% 2030	8,275	9,827
Irish Government 2.00% 2045	2,000	2,088
Italian Government 2.15% 2021	4,860	5,666
Italian Government 4.75% 2023	2,900	3,964
Italian Government 4.50% 2024	16,050	21,676
Italian Government 3.50% 2030	8,440	10,866
Lloyds Banking Group PLC 6.50% 2020	3,890	5,123
Merrill Lynch & Co., Inc. 4.625% 2018	4,625	5,514
Netherlands Government Eurobond 2.25% 2022	2,500	3,067
Netherlands Government Eurobond 2.00% 2024	4,875	5,914
NN Group NV, 4.625% 2044	2,335	2,645
NN Group NV, 4.50% (undated)	3,470	3,718
Orange SA 4.25% (undated)	1,300	1,434
Orange SA 5.00% (undated)	1,450	1,574
American Funds Insurance Series — Global Bond Fund — Page 110 of 160

Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Rabobank Nederland 3.875% 2023	€2,950	$3,552
Spanish Government 5.40% 2023	9,625	13,394
Spanish Government 5.15% 2028	3,800	5,505
Spanish Government 5.15% 2044	9,375	14,474
Svenska Handelsbanken AB 2.656% 2024	2,170	2,453
		296,926
Japanese yen 7.12%
Japanese Government, Series 336, 0.10% 2016	¥200,000	1,664
Japanese Government, Series 326, 0.70% 2022	1,935,000	16,813
Japanese Government, Series 325, 0.80% 2022	1,670,000	14,592
Japanese Government, Series 327, 0.80% 2022	1,645,000	14,388
Japanese Government, Series 323, 0.90% 2022	615,000	5,399
Japanese Government, Series 329, 0.80% 2023	1,735,000	15,195
Japanese Government, Series 19, 0.10% 2024[3]	2,677,675	23,603
Japanese Government, Series 18, 0.10% 2024[3]	2,299,815	20,206
Japanese Government, Series 336, 0.50% 2024	700,000	5,986
Japanese Government, Series 116, 2.20% 2030	1,735,000	17,685
Japanese Government, Series 145, 1.70% 2033	1,260,000	12,030
Japanese Government, Series 150, 1.40% 2034	240,000	2,171
Japanese Government, Series 21, 2.30% 2035	720,000	7,402
Japanese Government, Series 37, 1.90% 2042	113,000	1,089
Japanese Government, Series 42, 1.70% 2044	180,000	1,659
		159,882
Danish kroner 4.27%
Nordea Kredit 2.00% 2037[1]	DKr83,390	11,758
Nykredit Realkredit AS, Series 01E, 2.00% 2037[1]	267,401	37,654
Nykredit Realkredit AS, Series 01E, 2.50% 2037[1]	92,690	13,434
Nykredit Realkredit AS, Series 01E, 2.50% 2047[1]	18,961	2,648
Realkredit Danmark AS, Series 22S, 2.00% 2037[1]	196,199	27,535
Realkredit Danmark AS, Series 22S, 2.50% 2037[1]	20,015	2,903
		95,932
Mexican pesos 4.06%
United Mexican States Government 4.00% 2019[3]	MXN37,699	2,279
United Mexican States Government 2.00% 2022[3]	83,475	4,539
United Mexican States Government 4.50% 2025[3]	199,264	12,735
United Mexican States Government 4.00% 2040[3]	37,698	2,220
United Mexican States Government, Series M, 6.25% 2016	65,500	3,854
United Mexican States Government, Series M10, 7.25% 2016	56,000	3,362
United Mexican States Government, Series M, 5.00% 2017	120,000	7,080
United Mexican States Government, Series M10, 7.75% 2017	45,000	2,798
United Mexican States Government, Series M, 8.00% 2020	92,500	5,912
United Mexican States Government, Series M, 6.50% 2021	368,800	22,245
United Mexican States Government, Series M20, 10.00% 2024	209,500	15,333
United Mexican States Government, Series M, 5.75% 2026	50,000	2,842
United Mexican States Government, Series M30, 10.00% 2036	35,000	2,722
United Mexican States Government, Series M30, 8.50% 2038	27,000	1,848
United Mexican States Government, Series M, 7.75% 2042	23,000	1,462
		91,231
American Funds Insurance Series — Global Bond Fund — Page 111 of 160

Bonds, notes & other debt instruments Hungarian forints 3.37%	Principal amount (000)	Value (000)
Hungarian Government, Series 19/A, 6.50% 2019	HUF4,898,830	$19,158
Hungarian Government, Series 20/B, 3.50% 2020	1,749,200	6,271
Hungarian Government, Series 20/A, 7.50% 2020	9,851,590	41,314
Hungarian Government, Series 22/A, 7.00% 2022	943,820	4,004
Hungarian Government, Series 23/A, 6.00% 2023	928,200	3,789
Hungarian Government, Series 25/B, 5.50% 2025	285,000	1,152
		75,688
Polish zloty 3.19%
Polish Government, Series 1017, 5.25% 2017	PLN96,322	26,129
Polish Government, Series 1020, 5.25% 2020	29,800	8,641
Polish Government, Series 1021, 5.75% 2021	31,280	9,403
Polish Government, Series 0922, 5.75% 2022	46,600	14,129
Polish Government, Series 102, 4.00% 2023	27,140	7,504
Polish Government, Series 0725, 3.25% 2025	22,500	5,904
		71,710
British pounds 2.68%
Aviva PLC, subordinated 6.875% 2058	£470	777
AXA SA, junior subordinated 5.453% (undated)	300	444
Barclays Bank PLC 10.00% 2021	750	1,429
Electricité de France SA 6.00% 2114	400	726
France Télécom 5.375% 2050	300	521
Lloyds Banking Group PLC 7.625% 2025	655	1,239
RSA Insurance Group PLC 9.375% 2039	1,669	2,885
United Kingdom 1.00% 2017	3,160	4,687
United Kingdom 1.75% 2019	3,000	4,520
United Kingdom 2.00% 2020	2,550	3,872
United Kingdom 2.25% 2023	15,045	22,963
United Kingdom 2.75% 2024	3,800	5,997
United Kingdom 3.25% 2044	6,145	10,086
		60,146
Indian rupees 2.33%
India (Republic of) 7.28% 2019	INR836,000	12,572
India (Republic of) 8.83% 2023	1,284,200	20,397
India (Republic of) 8.60% 2028	833,700	13,141
India (Republic of) 9.20% 2030	371,900	6,153
		52,263
Malaysian ringgits 1.26%
Malaysian Government, Series 0315, 3.659% 2020	MYR79,000	18,565
Malaysian Government, Series 0310, 4.498% 2030	42,250	9,751
		28,316
Colombian pesos 0.87%
Colombia (Republic of) 7.50% 2026	COP33,300,000	9,710
Colombia (Republic of), Series B, 10.00% 2024	14,307,100	4,982
Colombia (Republic of), Series B, 6.00% 2028	19,749,500	4,900
		19,592
American Funds Insurance Series — Global Bond Fund — Page 112 of 160

Bonds, notes & other debt instruments South African rand 0.52%	Principal amount (000)	Value (000)
South Africa (Republic of), Series R-208, 6.75% 2021	ZAR59,000	$3,422
South Africa (Republic of), Series R-2023, 7.75% 2023	59,030	3,471
South Africa (Republic of), Series R-214, 6.50% 2041	110,850	4,767
		11,660
Swedish kronor 0.38%
Swedish Government, Series 105, 3.50% 2022	SKr45,290	6,340
Swedish Government, Series 1057, 1.50% 2023	18,000	2,241
		8,581
Norwegian kroner 0.27%
Norwegian Government 3.75% 2021	NKr46,475	6,004
Australian dollars 0.21%
Queensland Treasury Corp., Series 17, 6.00% 2017	A$500	388
Queensland Treasury Corp., Series 24, 5.75% 2024	5,050	4,363
		4,751
Turkish lira 0.08%
Turkey (Republic of) 9.00% 2024	TRY5,300	1,671
Canadian dollars 0.02%
Rogers Communications Inc. 5.80% 2016	C$625	460
U.S. dollars 52.82%
AbbVie Inc. 1.75% 2017	$200	200
AbbVie Inc. 1.80% 2018	600	598
AbbVie Inc. 2.50% 2020	3,155	3,127
AbbVie Inc. 2.90% 2022	1,170	1,134
AbbVie Inc. 3.20% 2022	200	197
AbbVie Inc. 3.60% 2025	3,395	3,358
AbbVie Inc. 4.50% 2035	2,100	2,063
AbbVie Inc. 4.40% 2042	155	145
AbbVie Inc. 4.70% 2045	805	790
ACE INA Holdings Inc. 2.30% 2020	180	179
ACE INA Holdings Inc. 2.875% 2022	505	502
ACE INA Holdings Inc. 3.35% 2026	505	504
ACE INA Holdings Inc. 4.35% 2045	665	677
Actavis Funding SCS 2.35% 2018	1,750	1,753
Actavis Funding SCS 3.00% 2020	2,820	2,825
Actavis Funding SCS 3.45% 2022	850	853
Actavis Funding SCS 3.80% 2025	2,760	2,751
Actavis Funding SCS 4.55% 2035	2,570	2,506
Actavis Funding SCS 4.75% 2045	1,535	1,502
ADT Corp. 4.125% 2019	1,175	1,215
AES Corp. 5.50% 2025	400	355
Alexandria Real Estate Equities, Inc. 2.75% 2020	180	177
Alpha Natural Resources, Inc. 7.50% 2020[4,5]	1,225	28
Alpha Natural Resources, Inc. 7.50% 2020[4,5]	520	12
Altria Group, Inc. 2.625% 2020	1,800	1,805
Altria Group, Inc. 9.95% 2038	750	1,206
Altria Group, Inc. 4.50% 2043	1,250	1,190
American Funds Insurance Series — Global Bond Fund — Page 113 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 5.375% 2044	$500	$540
American Campus Communities, Inc. 3.75% 2023	1,740	1,715
American Campus Communities, Inc. 4.125% 2024	885	880
American Electric Power Co. 1.65% 2017	815	809
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,6]	800	217
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,6]	625	9
American Energy (Permian Basin) 7.125% 2020[4]	625	238
American Energy (Permian Basin) 7.375% 2021[4]	375	148
American Express Co. 1.55% 2018	1,875	1,862
American International Group, Inc. 2.30% 2019	800	794
American International Group, Inc. 4.50% 2044	460	427
Amgen Inc. 2.125% 2020	550	543
Amgen Inc. 2.70% 2022	235	228
Amgen Inc. 3.125% 2025	550	524
Amgen Inc. 4.40% 2045	550	511
ArcelorMittal 6.25% 2021	400	324
ArcelorMittal 6.125% 2025	275	201
ArcelorMittal 7.75% 2041	3,120	2,126
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,450	1,008
AT&T Inc. 1.40% 2017	300	299
AT&T Inc. 2.45% 2020	1,365	1,346
AT&T Inc. 3.00% 2022	2,200	2,143
AT&T Inc. 3.40% 2025	2,729	2,628
AT&T Inc. 4.50% 2035	945	877
AT&T Inc. 4.75% 2046	895	822
Autoridad del Canal de Panama 4.95% 2035[1,4]	1,000	1,026
AvalonBay Communities, Inc. 3.625% 2020	2,900	3,014
AXA SA 8.60% 2030	220	297
Ball Corp. 4.375% 2020	400	407
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1,2]	490	493
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.558% 2049[1,2]	711	731
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.002% 2051[1,2]	955	999
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.424% 2051[1,2]	529	561
Bank of America Corp. 2.625% 2020	1,550	1,533
Bank of America Corp. 3.875% 2025	1,815	1,846
Barclays Bank PLC 3.65% 2025	1,100	1,059
Baxalta Inc. 4.00% 2025[4]	1,580	1,567
Bayer AG 3.375% 2024[4]	840	847
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1,2]	548	572
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1,2]	690	734
Becton, Dickinson and Co. 1.80% 2017	875	874
Becton, Dickinson and Co. 2.675% 2019	710	715
Becton, Dickinson and Co. 3.734% 2024	660	667
Becton, Dickinson and Co. 4.685% 2044	945	957
Berkshire Hathaway Energy Co. 3.50% 2025	375	373
Bermuda Government 5.603% 2020[4]	1,220	1,347
Bermuda Government 4.138% 2023[4]	300	300
Bermuda Government 4.854% 2024[4]	8,210	8,506
Biogen Inc. 2.90% 2020	430	430
Biogen Inc. 3.625% 2022	320	324
Biogen Inc. 4.05% 2025	245	247
Bonanza Creek Energy, Inc. 6.75% 2021	275	168
Bonanza Creek Energy, Inc. 5.75% 2023	325	171
BPCE SA group 5.70% 2023[4]	5,295	5,575
Brandywine Operating Partnership, LP 3.95% 2023	190	185
American Funds Insurance Series — Global Bond Fund — Page 114 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
British American Tobacco International Finance PLC 9.50% 2018[4]	$1,778	$2,124
British American Tobacco International Finance PLC 2.75% 2020[4]	530	531
British American Tobacco International Finance PLC 3.50% 2022[4]	385	395
British American Tobacco International Finance PLC 3.95% 2025[4]	530	547
Builders Firstsource 7.625% 2021[4]	1,300	1,375
Cablevision Systems Corp. 6.75% 2021	300	296
Canadian Natural Resources Ltd. 5.70% 2017	100	102
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	1,200	1,206
Celgene Corp. 3.875% 2025	1,550	1,548
CEMEX Finance LLC 9.375% 2022[4]	465	492
Centene Corp. 4.75% 2022	1,975	1,921
CenterPoint Energy Resources Corp. 4.50% 2021	580	610
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[1]	400	436
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	2,985	2,929
CEVA Group PLC 7.00% 2021[4]	1,175	981
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[1,2,6]	325	272
CEVA Group PLC, Term Loan B, 6.50% 2021[1,2,6]	465	389
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	337	282
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	58	49
Chemours Co. 6.625% 2023[4]	1,330	938
Chemours Co. 7.00% 2025[4]	820	562
Chesapeake Energy Corp. 4.875% 2022	1,200	339
CIT Group Inc. 3.875% 2019	2,600	2,594
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[1]	375	370
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[1]	1,485	1,506
Citigroup Inc. 1.70% 2018	1,750	1,734
Citigroup Inc. 2.50% 2018	200	202
Citigroup Inc. 2.55% 2019	3,100	3,123
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[1]	955	968
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	800	742
Cliffs Natural Resources Inc. 8.25% 2020[4]	650	499
CMS Energy Corp. 8.75% 2019	258	309
CMS Energy Corp. 5.05% 2022	392	427
CMS Energy Corp. 3.875% 2024	100	102
CMS Energy Corp. 4.70% 2043	412	407
CMS Energy Corp. 4.875% 2044	709	722
CNA Financial Corp. 7.35% 2019	230	265
Columbia Pipeline Partners LP 2.45% 2018[4]	620	607
Columbia Pipeline Partners LP 3.30% 2020[4]	85	83
Columbia Pipeline Partners LP 4.50% 2025[4]	110	100
Columbia Pipeline Partners LP 5.80% 2045[4]	170	150
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	956	978
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[1]	1,131	1,116
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[1,2]	87	91
Commonwealth Bank of Australia 0.75% 2016[1,4]	1,650	1,650
Communications Sales & Leasing, Inc. 6.00% 2023[4]	575	545
Communications Sales & Leasing, Inc. 8.25% 2023	925	793
ConAgra Foods, Inc. 1.30% 2016	600	600
ConAgra Foods, Inc. 3.20% 2023	652	628
Concordia Healthcare Corp. 9.50% 2022[4]	450	446
Concordia Healthcare Corp. 7.00% 2023[4]	205	179
CONSOL Energy Inc. 5.875% 2022	1,750	1,094
Consumers Energy Co. 3.375% 2023	345	353
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	24	25
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	40	43
American Funds Insurance Series — Global Bond Fund — Page 115 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	$84	$93
ConvaTec Finance International SA 8.25% 2019[4,7]	1,300	1,214
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[1,4]	4,805	4,785
Corporate Risk Holdings LLC 9.50% 2019[4]	1,353	1,211
Corporate Risk Holdings LLC 13.50% 2020[4,7,8]	153	150
Credit Agricole SA 4.375% 2025[4]	1,100	1,067
Crescent Resources 10.25% 2017[4]	225	226
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[1]	1,322	1,336
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[1]	1,171	1,193
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,2]	961	994
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.604% 2049[1,2]	200	207
CVS Caremark Corp. 1.90% 2018	430	430
CVS Caremark Corp. 2.80% 2020	430	433
CVS Caremark Corp. 3.50% 2022	430	438
CVS Caremark Corp. 3.875% 2025	1,650	1,688
CVS Caremark Corp. 4.875% 2035	185	192
DAE Aviation Holdings, Inc. 10.00% 2023[4]	465	464
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	750	754
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,000	1,956
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	2,275	2,246
DaVita HealthCare Partners Inc. 5.00% 2025	755	730
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[1,4]	175	176
DCT Industrial Trust Inc. 4.50% 2023	110	110
DDR Corp. 3.625% 2025	380	359
Denbury Resources Inc. 4.625% 2023	1,400	458
Deutsche Telekom International Finance BV 3.125% 2016[4]	560	563
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,381
Developers Diversified Realty Corp. 7.50% 2017	750	799
Developers Diversified Realty Corp. 4.75% 2018	940	984
Devon Energy Corp. 3.25% 2022	170	145
Diamond Offshore Drilling, Inc. 4.875% 2043	850	519
Digicel Group Ltd. 8.25% 2020[4]	2,500	2,075
Digicel Group Ltd. 6.00% 2021[4]	1,100	932
Digicel Group Ltd. 7.125% 2022[4]	675	510
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.547% 2020[1,2]	4,185	4,178
DJO Finance LLC 10.75% 2020[4]	890	810
DJO Finco Inc. 8.125% 2021[4]	1,425	1,268
Dominican Republic 5.50% 2025[4]	1,375	1,330
Dominican Republic 8.625% 2027[1,4]	225	263
Dominion Gas Holdings LLC 2.50% 2019	1,330	1,329
Duke Energy Corp. 3.75% 2024	550	559
Dynegy Finance Inc. 7.375% 2022	415	363
Dynegy Finance Inc. 7.625% 2024	1,060	911
Electricité de France SA 3.625% 2025[4]	2,060	2,019
Electricité de France SA 6.95% 2039[4]	625	770
Electricité de France SA 4.875% 2044[4]	600	576
EMD Finance LLC 2.40% 2020[4]	1,300	1,267
EMD Finance LLC 2.95% 2022[4]	350	338
EMD Finance LLC 3.25% 2025[4]	2,450	2,326
Enbridge Energy Partners, LP 9.875% 2019	750	855
Enbridge Energy Partners, LP 4.375% 2020	480	469
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,557
Enbridge Energy Partners, LP 5.875% 2025	365	352
Enbridge Energy Partners, LP 7.375% 2045	600	577
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	860
American Funds Insurance Series — Global Bond Fund — Page 116 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Enbridge Inc. 4.00% 2023	$600	$532
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	625	609
Energy Transfer Partners, LP 5.875% 2024	750	615
Ensco PLC 5.75% 2044	680	449
Enterprise Products Operating LLC 4.85% 2044	490	398
EP Energy Corp. 9.375% 2020	450	289
EP Energy Corp. 6.375% 2023	350	177
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.045% 2031[1,2,4]	1,813	1,791
ERP Operating LP 4.625% 2021	225	245
Essex Portfolio L.P. 3.50% 2025	2,115	2,039
Euramax International, Inc. 12.00% 2020[4]	1,075	978
Express Scripts Inc. 3.125% 2016	2,600	2,618
Fannie Mae 3.50% 2025[1]	562	590
Fannie Mae 3.50% 2025[1]	352	370
Fannie Mae 4.00% 2041[1]	839	890
Fannie Mae 3.50% 2042[1]	1,044	1,081
Fannie Mae 3.50% 2042[1]	557	576
Fannie Mae 3.50% 2042[1]	361	374
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[1]	2,000	1,951
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[1]	1,747	1,743
First Data Corp. 5.375% 2023[4]	650	655
First Data Corp. 7.00% 2023[4]	2,400	2,406
First Quantum Minerals Ltd. 6.75% 2020[4]	2,806	1,824
First Quantum Minerals Ltd. 7.00% 2021[4]	3,156	1,996
FMG Resources 9.75% 2022[4]	3,775	3,473
Ford Motor Credit Co. 2.375% 2019	2,550	2,516
Ford Motor Credit Co. 2.597% 2019	2,020	1,985
France Télécom 9.00% 2031	479	678
Freddie Mac 2.50% 2016	625	630
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[1]	1,535	1,533
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[1]	1,840	1,830
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	22	20
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	93	82
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	1,130	661
Freescale Semiconductor, Inc. 6.00% 2022[4]	1,400	1,470
Frontier Communications Corp. 8.125% 2018	800	829
Frontier Communications Corp. 10.50% 2022[4]	975	971
Frontier Communications Corp. 11.00% 2025[4]	1,925	1,911
Gannett Co., Inc. 4.875% 2021[4]	195	196
Gardner Denver, Inc. 6.875% 2021[4]	450	347
General Electric Co. 2.70% 2022	80	80
Genesis Energy, LP 6.75% 2022	600	513
Georgia Gulf Corp. 4.625% 2021	725	670
Gilead Sciences, Inc. 3.05% 2016	160	163
Gilead Sciences, Inc. 1.85% 2018	600	603
Gilead Sciences, Inc. 2.55% 2020	601	601
Gilead Sciences, Inc. 3.25% 2022	210	212
Gilead Sciences, Inc. 3.50% 2025	3,345	3,377
Gilead Sciences, Inc. 3.65% 2026	690	697
Gilead Sciences, Inc. 4.50% 2045	390	383
Goldman Sachs Group, Inc. 2.55% 2019	1,530	1,531
Goldman Sachs Group, Inc. 3.50% 2025	5,970	5,883
Goldman Sachs Group, Inc. 4.75% 2045	2,115	2,109
Goldman Sachs Group, Inc., subordinated, 4.25% 2025	580	577
American Funds Insurance Series — Global Bond Fund — Page 117 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 2.50% 2028[1]	$1,479	$1,507
Government National Mortgage Assn. 4.00% 2045[1]	15,122	16,085
Government National Mortgage Assn. 4.50% 2045[1]	7,843	8,440
Government National Mortgage Assn. 4.50% 2045[1]	2,186	2,355
Government National Mortgage Assn. 3.50% 2046[1,9]	34,700	36,164
Government National Mortgage Assn. 3.00% 2027[1]	210	218
Government National Mortgage Assn. 2.50% 2028[1]	185	188
Government National Mortgage Assn. 2.50% 2028[1]	128	131
Government National Mortgage Assn. 2.50% 2028[1]	127	130
Government National Mortgage Assn. 2.50% 2028[1]	111	113
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.826% 2038[1,2]	646	649
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.021% 2038[1,2]	193	194
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[1]	1,360	1,397
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[1]	3,798	3,885
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[1]	1,821	1,909
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1,2]	1,510	1,570
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.988% 2045[1,2]	298	310
Halliburton Co. 3.375% 2022	925	911
Halliburton Co. 3.80% 2025	870	849
Hardwoods Acquisition Inc 7.50% 2021[4]	750	623
Harris Corp. 1.999% 2018	700	693
Harris Corp. 2.70% 2020	155	152
Harris Corp. 3.832% 2025	105	104
Harris Corp. 4.854% 2035	575	568
Harris Corp. 5.054% 2045	640	629
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[1,2,5,6,8]	2	—
HBOS PLC 6.75% 2018[4]	375	410
HCA Inc. 3.75% 2019	550	556
HD Supply, Inc. 7.50% 2020	1,450	1,515
HD Supply, Inc. 5.25% 2021[4]	1,100	1,126
HDTFS Inc. 5.875% 2020	525	544
HealthSouth Corp. 5.75% 2024[4]	275	264
HealthSouth Corp. 5.75% 2025[4]	480	449
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	3,873	3,842
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[1,4]	4,765	4,753
Holcim Ltd. 5.15% 2023[4]	1,290	1,383
Hospitality Properties Trust 6.70% 2018	680	720
HSBC Bank PLC 1.50% 2018[4]	200	198
HSBC Holdings PLC 4.00% 2022	480	504
HSBC Holdings PLC 4.25% 2025	4,000	3,978
Humana Inc. 3.85% 2024	1,000	1,009
Humana Inc. 4.95% 2044	1,000	997
Hungarian Government 4.125% 2018	1,110	1,163
Hungarian Government 4.00% 2019	6,600	6,887
Hungarian Government 6.25% 2020	810	907
Hungarian Government 5.375% 2023	460	504
Hungarian Government 5.375% 2024	2,000	2,195
Hungarian Government 7.625% 2041	4,474	6,071
Huntsman International LLC 4.875% 2020	600	551
Husky Energy Inc. 7.25% 2019	250	276
Hyundai Capital Services Inc. 2.625% 2020[4]	500	493
Icahn Enterprises Finance Corp. 3.50% 2017	1,250	1,259
iHeartCommunications, Inc. 10.625% 2023	575	401
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,000	1,963
Indonesia (Republic of) 4.875% 2021	600	624
American Funds Insurance Series — Global Bond Fund — Page 118 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 3.75% 2022	$4,150	$3,991
Indonesia (Republic of) 4.125% 2025	1,750	1,682
Intelsat Jackson Holding Co. 7.25% 2019	875	807
Intelsat Jackson Holding Co. 7.25% 2020	925	809
Intelsat Jackson Holding Co. 6.625% 2022	2,825	1,815
International Paper Co. 7.30% 2039	600	686
Intesa Sanpaolo SpA 5.017% 2024[4]	1,830	1,804
inVentiv Health Inc. 9.00% 2018[4]	4,255	4,372
inVentiv Health Inc. 10.00% 2018	450	448
inVentiv Health Inc. 10.00% 2018	100	96
inVentiv Health Inc. 12.00% 2018[4,7]	477	433
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[1,2]	135	136
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[1,2]	225	226
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	456	461
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.911% 2045[1,2]	864	867
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[1,2]	1,491	1,525
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[1]	1,510	1,558
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.695% 2049[1,2]	1,926	1,988
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.883% 2049[1,2]	1,957	2,042
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[1]	1,476	1,543
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[1,2]	551	577
JMC Steel Group Inc. 8.25% 2018[4]	2,270	1,515
JPMorgan Chase & Co. 2.25% 2020	1,545	1,521
JPMorgan Chase & Co. 2.55% 2020	1,815	1,800
JPMorgan Chase & Co. 3.25% 2022	1,000	1,007
JPMorgan Chase & Co. 3.125% 2025	655	638
JPMorgan Chase & Co. 3.90% 2025	488	503
Kimco Realty Corp. 5.70% 2017	500	526
Kimco Realty Corp. 6.875% 2019	1,250	1,437
Kimco Realty Corp. 3.40% 2022	175	174
Kinder Morgan Energy Partners, LP 3.50% 2021	175	157
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	1,872
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,329
Kinder Morgan Energy Partners, LP 4.15% 2024	1,700	1,470
Kinder Morgan Energy Partners, LP 5.50% 2044	4,225	3,306
Kinder Morgan, Inc. 4.30% 2025	2,460	2,131
Kinder Morgan, Inc. 5.55% 2045	1,850	1,449
Kindred Healthcare, Inc. 8.00% 2020	275	259
Kinetic Concepts, Inc. 10.50% 2018	2,780	2,717
Kinetic Concepts, Inc. 12.50% 2019	2,350	2,144
KLX Inc. 5.875% 2022[4]	640	611
Korea Housing Finance Corp. 2.50% 2020[1,4]	2,250	2,251
Kraft Foods Inc. 2.25% 2017	455	458
Laboratory Corporation of America Holdings 3.60% 2025	875	846
Latvia (Republic of) 2.75% 2020	900	916
Latvia (Republic of) 5.25% 2021	375	427
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.052% 2044[1,2]	78	81
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[1]	812	834
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.156% 2045[1,2]	615	659
LightSquared, Term Loan, 9.75% 2020[1,2,6]	4,410	4,101
Lima Metro Line Finance Ltd. 5.875% 2034[1,4]	2,000	1,950
Limited Brands, Inc. 6.875% 2035[4]	475	490
Lithuania (Republic of) 7.375% 2020	2,475	2,933
Lithuania (Republic of) 6.125% 2021[4]	450	520
Lithuania (Republic of) 6.625% 2022[4]	200	240
American Funds Insurance Series — Global Bond Fund — Page 119 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 1.85% 2018	$135	$135
Lockheed Martin Corp. 2.50% 2020	205	205
Lockheed Martin Corp. 3.10% 2023	215	215
Lockheed Martin Corp. 3.55% 2026	435	438
Mallinckrodt PLC 4.875% 2020[4]	985	953
Mallinckrodt PLC 5.75% 2022[4]	164	158
Marks and Spencer Group PLC 6.25% 2017[4]	950	1,016
McClatchy Co. 9.00% 2022	1,625	1,452
McDonald’s Corp. 3.70% 2026	650	651
McDonald’s Corp. 4.70% 2035	280	280
McDonald’s Corp. 4.875% 2045	430	434
McKesson Corp. 3.25% 2016	180	181
McKesson Corp. 2.284% 2019	1,065	1,062
McKesson Corp. 3.796% 2024	350	352
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,500	1,474
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	2,028
Medtronic, Inc. 2.50% 2020	1,455	1,467
Medtronic, Inc. 3.50% 2025	7,260	7,355
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.837% 2050[1,2]	630	651
Metlife, Inc. 3.60% 2025	430	434
MetroPCS Wireless, Inc. 6.25% 2021	2,125	2,199
MidAmerican Energy Co. 4.40% 2044	240	243
Mitsubishi UFJ Trust & Banking Corp. 2.65% 2020[4]	750	750
Mizuho Bank Ltd. 2.15% 2018[4]	500	498
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.877% 2049[1,2]	260	271
Molina Healthcare, Inc. 5.375% 2022[4]	275	276
Morgan Stanley 2.125% 2018	775	777
Morgan Stanley 2.80% 2020	2,850	2,863
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	743	758
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[1]	200	205
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.917% 2049[1,2]	58	61
Morocco Government 5.50% 2042	3,100	3,019
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	550	671
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	275	241
Navios Maritime Holdings Inc. 7.375% 2022[4]	3,750	1,889
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	175	76
Needle Merger Sub Corp. 8.125% 2019[4]	1,500	1,208
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	1,325	987
NGL Energy Partners LP 6.875% 2021	625	472
NGPL PipeCo LLC 7.119% 2017[4]	750	701
NGPL PipeCo LLC 9.625% 2019[4]	2,100	1,974
Niagara Mohawk Power Corp. 3.508% 2024[4]	180	181
Niagara Mohawk Power Corp. 4.278% 2034[4]	300	295
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	950	977
Noble Corp PLC 5.95% 2025	400	276
Noble Corp PLC 6.95% 2045	650	417
Nortek Inc. 8.50% 2021	1,895	1,976
Numericable Group SA 4.875% 2019[4]	3,325	3,304
Oasis Petroleum Inc. 6.875% 2022	800	516
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,4]	1,160	278
Oracle Corp. 3.40% 2024	615	626
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,6]	884	755
Owens-Illinois, Inc. 6.375% 2025[4]	305	314
Pacific Gas and Electric Co. 3.25% 2023	580	583
Pacific Gas and Electric Co. 3.85% 2023	300	312
American Funds Insurance Series — Global Bond Fund — Page 120 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.75% 2042	$630	$564
Pacific Gas and Electric Co. 4.25% 2046	1,900	1,847
PacifiCorp. 3.35% 2025	1,015	1,025
PDC Energy Inc. 7.75% 2022	900	869
Peabody Energy Corp. 6.00% 2018	6,640	1,262
Pernod Ricard SA 4.45% 2022[4]	1,885	1,957
Peru (Republic of) 4.125% 2027	1,455	1,433
Peru (Republic of) 5.625% 2050	280	286
Petrobras Global Finance Co. 6.85% 2115	2,000	1,305
Petrobras International Finance Co. 5.75% 2020	200	158
Petróleos Mexicanos 3.50% 2018	3,135	3,119
Petróleos Mexicanos 8.00% 2019	545	601
Petróleos Mexicanos 4.875% 2022	3,420	3,300
Pfizer Inc. 7.20% 2039	120	166
PG&E Corp. 2.40% 2019	555	554
Philip Morris International Inc. 4.25% 2044	2,225	2,155
Phillips 66 Partners LP 4.68% 2045	110	82
Ply Gem Industries, Inc. 6.50% 2022	1,425	1,309
Ply Gem Industries, Inc. 6.50% 2022	950	860
PNC Bank 2.40% 2019	1,225	1,230
PNC Bank 2.30% 2020	865	858
PNC Bank 2.45% 2020	250	249
PNC Bank 2.60% 2020	275	275
PNC Financial Services Group, Inc. 3.90% 2024	910	934
PNC Funding Corp. 3.30% 2022	1,000	1,025
PRA Holdings, Inc. 9.50% 2023[4]	609	665
Progress Energy, Inc. 7.05% 2019	910	1,033
Progress Energy, Inc. 7.75% 2031	550	710
Prologis, Inc. 3.35% 2021	200	203
Prologis, Inc. 4.25% 2023	2,075	2,187
Prologis, Inc. 3.75% 2025	575	572
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,643
Puget Sound Energy, Inc., First Lien, 6.50% 2020	335	384
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,023	1,154
Puget Sound Energy, Inc., First Lien, 5.625% 2022	480	533
QGOG Constellation SA 6.25% 2019[4]	2,150	973
Qorvo, Inc. 7.00% 2025[4]	225	232
Quintiles Transnational Corp. 4.875% 2023[4]	240	242
R.R. Donnelley & Sons Co. 7.625% 2020	225	233
R.R. Donnelley & Sons Co. 7.875% 2021	1,150	1,193
R.R. Donnelley & Sons Co. 6.50% 2023	1,450	1,347
Rabobank Nederland 4.625% 2023	2,795	2,919
Rabobank Nederland 4.375% 2025	625	637
Rayonier Advanced Materials Inc. 5.50% 2024[4]	370	294
RCI Banque 3.50% 2018[4]	1,500	1,530
Realogy Corp. 5.25% 2021[4]	350	360
Realogy Corp., Barclays PLC LOC, 4.40% 2016[1,2,6]	10	9
Reynolds American Inc. 2.30% 2018	230	232
Reynolds American Inc. 3.25% 2020	640	651
Reynolds American Inc. 4.00% 2022	905	943
Reynolds American Inc. 4.45% 2025	4,325	4,534
Reynolds American Inc. 5.70% 2035	105	115
Reynolds American Inc. 6.15% 2043	825	938
Reynolds American Inc. 5.85% 2045	645	719
Reynolds Group Inc. 5.75% 2020	3,740	3,814
American Funds Insurance Series — Global Bond Fund — Page 121 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Rice Energy Inc. 6.25% 2022	$2,025	$1,468
Rice Energy Inc. 7.25% 2023[4]	125	92
Roche Holdings, Inc. 2.25% 2019[4]	1,250	1,258
Roche Holdings, Inc. 2.875% 2021[4]	1,250	1,268
Roche Holdings, Inc. 3.35% 2024[4]	1,900	1,948
Ryerson Inc. 9.00% 2017	225	174
Ryerson Inc. 11.25% 2018	700	525
Sabine Pass Liquefaction, LLC 5.625% 2021	2,150	1,989
Sabine Pass Liquefaction, LLC 5.625% 2025[4]	525	446
Sable International Finance Ltd. 6.875% 2022[4]	375	364
SABMiller Holdings Inc. 3.75% 2022[4]	775	798
SABMiller Holdings Inc. 4.95% 2042[4]	1,230	1,252
SandRidge Energy, Inc. 7.50% 2023	900	102
Scentre Group 3.50% 2025[4]	600	583
Schlumberger BV 4.00% 2025[4]	1,460	1,444
Seven Generations Energy Ltd. 6.75% 2023[4]	743	628
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,482
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	1,800	1,305
Simon Property Group, LP 10.35% 2019	575	706
Skandinaviska Enskilda 2.45% 2020[4]	525	523
Slovenia (Republic of) 4.75% 2018[4]	1,010	1,075
Slovenia (Republic of) 4.375% 2022[4]	575	640
Slovenia (Republic of) 5.50% 2022	10,840	12,140
Slovenia (Republic of) 5.50% 2022[4]	425	476
Slovenia (Republic of) 5.85% 2023	7,660	8,742
Slovenia (Republic of) 5.85% 2023[4]	1,575	1,797
Slovenia (Republic of) 5.25% 2024	1,010	1,117
SM Energy Co. 5.625% 2025	725	480
SoftBank Corp. 4.50% 2020[4]	925	923
Sotheby’s Holdings, Inc. 5.25% 2022[4]	375	343
Sprint Nextel Corp. 7.00% 2020	380	295
Sprint Nextel Corp. 7.25% 2021	575	430
Sprint Nextel Corp. 7.875% 2023	1,575	1,187
Statoil ASA 3.70% 2024	1,950	1,980
Statoil ASA 4.25% 2041	1,000	946
Targa Resources Corp. 4.125% 2019	525	440
Targa Resources Partners LP 6.75% 2024[4]	275	235
Teco Finance, Inc. 5.15% 2020	75	81
Teekay Corp. 8.50% 2020	1,575	1,071
Teekay Corp. 8.50% 2020[4]	925	629
Tenet Healthcare Corp., First Lien, 4.75% 2020	175	177
Tenet Healthcare Corp., First Lien, 4.50% 2021	3,125	3,063
Tennessee Valley Authority 5.88% 2036	500	649
Tennessee Valley Authority 5.25% 2039	1,750	2,104
Tesoro Logistics LP 5.50% 2019[4]	300	293
Thermo Fisher Scientific Inc. 2.40% 2019	390	390
Thermo Fisher Scientific Inc. 4.15% 2024	660	687
Thomson Reuters Corp. 1.65% 2017	1,005	1,000
Thomson Reuters Corp. 5.65% 2043	670	703
TI Automotive Ltd. 8.75% 2023[4]	270	250
T-Mobile US, Inc. 6.731% 2022	850	888
T-Mobile US, Inc. 6.50% 2026	575	582
Total Capital International 1.55% 2017	290	291
Total Capital International 2.875% 2022	315	314
TransCanada PipeLines Ltd. 7.625% 2039	250	307
American Funds Insurance Series — Global Bond Fund — Page 122 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Trilogy International Partners, LLC 10.25% 2016[4]	$2,300	$2,251
Turkey (Republic of) 4.557% 2018[4]	775	796
Turkey (Republic of) 6.25% 2022	1,880	2,047
Turkey (Republic of) 6.75% 2040	210	234
U.S. Treasury 5.125% 2016	1,350	1,373
U.S. Treasury 0.875% 2017	12,400	12,376
U.S. Treasury 0.625% 2018	4,350	4,297
U.S. Treasury 1.00% 2018	3,800	3,775
U.S. Treasury 1.25% 2018	6,500	6,494
U.S. Treasury 1.50% 2018	24,825	25,003
U.S. Treasury 3.50% 2018	7,200	7,563
U.S. Treasury 1.00% 2019	16,875	16,603
U.S. Treasury 1.50% 2019	12,075	12,125
U.S. Treasury 1.625% 2019[10]	26,200	26,328
U.S. Treasury 1.625% 2019	17,094	17,150
U.S. Treasury 1.625% 2019	16,425	16,538
U.S. Treasury 1.75% 2019	12,050	12,136
U.S. Treasury 1.125% 2020	26,100	25,524
U.S. Treasury 1.25% 2020	25,850	25,460
U.S. Treasury 1.25% 2020	8,200	8,069
U.S. Treasury 1.375% 2020	30,325	29,902
U.S. Treasury 1.375% 2020	12,450	12,255
U.S. Treasury 1.375% 2020	12,050	11,846
U.S. Treasury 1.375% 2020	5,000	4,913
U.S. Treasury 1.50% 2020	7,000	6,944
U.S. Treasury 1.625% 2020	7,150	7,110
U.S. Treasury 1.625% 2020	2,500	2,489
U.S. Treasury 1.625% 2020	540	538
U.S. Treasury 2.125% 2020	4,000	4,066
U.S. Treasury 2.00% 2022	1,050	1,045
U.S. Treasury 2.25% 2024	2,100	2,099
U.S. Treasury 2.50% 2024	14,600	14,923
U.S. Treasury 2.875% 2043	6,300	6,149
U.S. Treasury 3.00% 2044	4,600	4,588
U.S. Treasury 2.875% 2045	5,900	5,736
U.S. Treasury 3.00% 2045	72,100	71,951
U.S. Treasury Inflation-Protected Security 0.125% 2020[3]	8,125	8,028
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	39,474	39,058
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	18,828	17,981
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	20,861	20,208
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	1,451	1,651
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	658	579
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	1,241	1,052
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	5,960	6,072
U.S. Treasury Inflation-Protected Security 0.75% 2045[3]	677	591
United Mexican States Government Global 4.75% 2044	3,200	2,923
UnitedHealth Group Inc. 1.90% 2018	590	592
UnitedHealth Group Inc. 2.70% 2020	520	526
UnitedHealth Group Inc. 3.35% 2022	395	404
UnitedHealth Group Inc. 3.75% 2025	485	501
UnitedHealth Group Inc. 4.625% 2035	230	239
UnitedHealth Group Inc. 4.75% 2045	390	411
State of California, Various Purpose G.O. Bonds, 7.60% 2040	5,310	7,914
State of California, Various Purpose G.O. Bonds, 7.625% 2040	285	415
Verizon Communications Inc. 4.272% 2036	3,869	3,504
American Funds Insurance Series — Global Bond Fund — Page 123 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 4.522% 2048	$5,184	$4,654
Virgin Australia Holdings Ltd. 8.50% 2019[4]	275	276
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	545	523
VPI Escrow Corp. 6.375% 2020[4]	1,360	1,319
VPI Escrow Corp. 7.50% 2021[4]	2,000	2,005
VRX Escrow Corp. 6.125% 2025[4]	955	855
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[1]	90	92
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.762% 2043[1,2]	1,395	1,406
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[1]	250	257
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1,2]	380	394
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.713% 2049[1,2]	150	154
Walter Energy, Inc. 9.50% 2019[4,5]	2,150	559
WEA Finance LLC 1.75% 2017[4]	655	650
WEA Finance LLC 2.70% 2019[4]	1,500	1,489
WEA Finance LLC 3.25% 2020[4]	2,030	2,041
WEA Finance LLC 3.75% 2024[4]	535	533
Weatherford International PLC 4.50% 2022	685	494
Weatherford International PLC 6.75% 2040	280	198
WellPoint, Inc. 2.30% 2018	585	584
Wells Fargo & Co. 3.55% 2025	3,100	3,132
Western Gas Partners LP 4.00% 2022	1,500	1,329
Western Gas Partners LP 3.95% 2025	2,900	2,440
Williams Companies, Inc. 3.70% 2023	450	311
Williams Partners LP 4.125% 2020	375	335
Williams Partners LP 5.25% 2020	225	209
Williams Partners LP 4.50% 2023	760	617
Williams Partners LP 4.30% 2024	1,380	1,096
Wind Acquisition SA 4.75% 2020[4]	2,000	1,985
Wind Acquisition SA 7.375% 2021[4]	1,975	1,871
WM. Wrigley Jr. Co 3.375% 2020[4]	505	516
WPX Energy Inc. 7.50% 2020	375	306
Wynn Macau, Ltd. 5.25% 2021[4]	1,200	1,062
ZF Friedrichshafen AG 4.50% 2022[4]	235	231
ZF Friedrichshafen AG 4.75% 2025[4]	235	225
Zimmer Holdings, Inc. 3.15% 2022	790	778
Zimmer Holdings, Inc. 3.55% 2025	2,755	2,684
Zimmer Holdings, Inc. 4.25% 2035	575	538
		1,186,032
Total bonds, notes & other debt instruments (cost: $2,291,068,000)		2,170,845
Convertible stocks 0.01% U.S. dollars 0.01%	Shares
CEVA Group PLC, Series A-1, 3.622% convertible preferred[8,11]	329	206
CEVA Group PLC, Series A-2, 2.622% convertible preferred[8,11]	37	16
Total convertible stocks (cost: $386,000)		222
Common stocks 0.05% U.S. dollars 0.01%
CEVA Group PLC[4,8,12]	431	194
Atrium Corp.[4,8,12]	2	—
		194
American Funds Insurance Series — Global Bond Fund — Page 124 of 160

Common stocks Miscellaneous 0.04%	Shares	Value (000)
Other common stocks in initial period of acquisition		$921
Total common stocks (cost: $3,388,000)		1,115
Short-term securities 3.78%	Principal amount (000)
Freddie Mac 0.21%–0.51% due 1/4/2016–4/26/2016	$ 28,500	28,477
General Electric Co. 0.15% due 1/4/2016	22,300	22,300
Mitsubishi UFJ Trust and Banking Corp. 0.29% due 1/11/2016[4]	12,200	12,199
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[4]	21,800	21,792
Total short-term securities (cost: $84,752,000)		84,768
Total investment securities 100.51% (cost: $2,379,594,000)		2,256,950
Other assets less liabilities (0.51)%		(11,399)
Net assets 100.00%		$2,245,551
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $452,127,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	1/6/2016	JPMorgan Chase	€13,589	$14,364	$406
Euros	1/14/2016	UBS AG	€17,250	$18,259	494
Euros	1/21/2016	HSBC Bank	€6,366	$7,033	(111)
Japanese yen	1/12/2016	Citibank	¥3,616,690	$29,502	597
Japanese yen	1/12/2016	Citibank	¥2,715,536	$22,216	383
Japanese yen	1/12/2016	UBS AG	¥786,896	$6,500	49
Japanese yen	1/21/2016	UBS AG	¥1,008,354	$8,199	194
Japanese yen	1/22/2016	HSBC Bank	¥1,653,392	$13,638	125
Japanese yen	1/22/2016	HSBC Bank	¥846,335	$7,000	45
Japanese yen	1/29/2016	HSBC Bank	¥1,458,912	$11,900	245
Japanese yen	2/3/2016	Citibank	¥422,118	$3,500	14
Japanese yen	2/12/2016	HSBC Bank	¥1,310,000	$10,679	230
					$2,671
Sales:
Australian dollars	1/21/2016	Citibank	$362	A$500	$(2)
Australian dollars	1/21/2016	UBS AG	$4,113	A$5,790	(101)
British pounds	1/13/2016	JPMorgan Chase	¥703,836	£3,800	255
British pounds	1/22/2016	HSBC Bank	C$4,026	£1,950	35
British pounds	1/25/2016	Bank of America, N.A.	€3,442	£2,500	57
British pounds	1/28/2016	UBS AG	$2,906	£1,950	31
British pounds	1/29/2016	Citibank	$11,884	£7,975	126
British pounds	1/29/2016	HSBC Bank	$11,884	£7,975	126
British pounds	1/29/2016	HSBC Bank	€4,814	£3,500	75
British pounds	1/29/2016	JPMorgan Chase	C$4,004	£1,925	55
Colombian pesos	1/12/2016	JPMorgan Chase	$2,617	COP8,700,000	(120)
Danish kroner	1/25/2016	JPMorgan Chase	€43,564	DKr325,000	11
Euros	1/8/2016	HSBC Bank	$4,548	€4,300	(126)
Euros	1/21/2016	HSBC Bank	¥1,076,215	€8,100	151
American Funds Insurance Series — Global Bond Fund — Page 125 of 160

	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Euros	1/22/2016	Bank of America, N.A.	$7,184	€6,550	$62
Hungarian forints	1/15/2016	UBS AG	€6,349	HUF2,014,400	(37)
Hungarian forints	1/15/2016	HSBC Bank	€51,253	HUF16,200,000	(89)
Hungarian forints	1/29/2016	HSBC Bank	€3,153	HUF1,000,000	(14)
Indian rupees	1/19/2016	JPMorgan Chase	$3,777	INR253,000	(35)
Indian rupees	1/22/2016	UBS AG	$5,786	INR385,000	(13)
Malaysian ringgits	1/13/2016	UBS AG	$2,676	MYR11,300	47
Mexican pesos	1/14/2016	Bank of America, N.A.	$90	MXN1,500	3
Mexican pesos	1/28/2016	Barclays Bank PLC	$7,249	MXN124,100	63
Norwegian kroner	1/25/2016	Bank of America, N.A.	$2,957	NKr25,613	64
Polish zloty	1/12/2016	Barclays Bank PLC	$5,885	PLN23,400	(79)
Polish zloty	1/12/2016	JPMorgan Chase	$5,885	PLN23,720	(160)
Polish zloty	1/15/2016	Citibank	€10,152	PLN44,200	(227)
Polish zloty	1/21/2016	UBS AG	€12,724	PLN55,400	(281)
South African rand	1/12/2016	UBS AG	$1,670	ZAR24,300	102
South African rand	1/14/2016	Bank of America, N.A.	$1,249	ZAR19,100	18
South African rand	1/28/2016	JPMorgan Chase	$2,324	ZAR35,000	73
Swedish kronor	1/21/2016	Citibank	$4,530	SKr38,340	(15)
Swedish kronor	1/29/2016	HSBC Bank	€2,913	SKr27,000	(33)
Turkish lira	1/15/2016	Bank of America, N.A.	$1,373	TRY4,100	(27)
					$(5)
Forward currency contracts — net					$2,666
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $99,315,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	0.987%	11/10/2017	$7,000	$16
Pay	LCH	3-month USD-LIBOR	0.9887	11/25/2017	7,000	18
Receive	LCH	3-month USD-LIBOR	1.572	9/16/2020	10,000	(50)
Pay	LCH	6-month JPY-LIBOR	0.5725	3/5/2025	¥2,850,000	(430)
Pay	LCH	3-month USD-LIBOR	2.222	11/10/2025	$6,000	(29)
Pay	LCH	3-month USD-LIBOR	2.555	10/22/2045	10,000	134
Receive	LCH	6-month EURIBOR	1.5093	10/26/2045	€5,000	(139)
Pay	LCH	3-month USD-LIBOR	2.562	11/4/2045	$4,000	48
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	17,400	344
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	1,100	20
Pay	LCH	3-month USD-LIBOR	2.556	11/27/2045	10,000	133
						$65
American Funds Insurance Series — Global Bond Fund — Page 126 of 160

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $207,741,000, which represented 9.25% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,083,000, which represented .27% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" was $834,000, which represented .04% of the net assets of the fund.
[9]	Purchased on a TBA basis.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,412,000, which represented .29% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.622% convertible preferred	5/2/2013	$ 334	$206.01%
CEVA Group PLC, Series A-2, 2.622% convertible preferred	3/10/2010	52	16.00
Total private placement securities		$ 386	$ 222.01%

Key to abbreviations
G.O. = General Obligation
LCH = LCH.Clearnet
LOC = Letter of Credit
TBA = To-be-announced
American Funds Insurance Series — Global Bond Fund — Page 127 of 160

High-Income Bond Fund
Investment portfolio
December 31, 2015
Bonds, notes & other debt instruments 85.50% Corporate bonds & notes 84.08% Telecommunication services 13.64%	Principal amount (000)	Value (000)
Altice Financing SA 6.625% 2023[1]	$2,335	$2,312
Altice Finco SA 9.875% 2020[1]	850	907
Altice Finco SA 6.50% 2022[1]	1,000	992
Altice Finco SA 7.625% 2025[1]	250	232
Altice Finco SA, First Lien, 7.75% 2022[1]	1,400	1,267
CenturyLink, Inc. 6.45% 2021	250	245
CenturyLink, Inc. 6.75% 2023	1,025	965
CenturyLink, Inc., Series T, 5.80% 2022	500	460
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,384
Columbus International Inc. 7.375% 2021[1]	1,800	1,789
Digicel Group Ltd. 8.25% 2020[1]	17,300	14,359
Digicel Group Ltd. 6.00% 2021[1]	7,150	6,060
Digicel Group Ltd. 7.125% 2022[1]	3,250	2,454
Frontier Communications Corp. 8.125% 2018	4,325	4,482
Frontier Communications Corp. 8.50% 2020	3,000	3,015
Frontier Communications Corp. 8.875% 2020[1]	900	913
Frontier Communications Corp. 6.25% 2021	150	128
Frontier Communications Corp. 9.25% 2021	5,775	5,696
Frontier Communications Corp. 8.75% 2022	200	186
Frontier Communications Corp. 10.50% 2022[1]	6,380	6,356
Frontier Communications Corp. 11.00% 2025[1]	11,280	11,195
Intelsat Jackson Holding Co. 7.25% 2019	5,200	4,797
Intelsat Jackson Holding Co. 7.25% 2020	5,000	4,375
Intelsat Jackson Holding Co. 6.625% 2022	15,875	10,200
Intelsat Luxembourg Holding Co. 6.75% 2018	5,820	4,365
Level 3 Communications, Inc. 5.125% 2023[1]	1,625	1,619
LightSquared, Term Loan, 9.75% 2020[2,3,4]	28,389	26,402
MetroPCS Wireless, Inc. 6.25% 2021	13,925	14,412
MetroPCS Wireless, Inc. 6.625% 2023	3,950	4,039
Millicom International Cellular SA 6.625% 2021[1]	4,040	3,752
Neptune Finco Corp. (Altice NV) 10.125% 2023[1]	300	314
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	475	495
Numericable Group SA 4.875% 2019[1]	19,075	18,956
Numericable Group SA 6.00% 2022[1]	1,290	1,255
Sable International Finance Ltd. 6.875% 2022[1]	3,775	3,662
SoftBank Corp. 4.50% 2020[1]	5,000	4,987
Sprint Nextel Corp. 8.375% 2017	625	619
Sprint Nextel Corp. 7.00% 2020	18,030	13,973
Sprint Nextel Corp. 7.25% 2021	4,450	3,326
Sprint Nextel Corp. 11.50% 2021	3,475	3,214
Sprint Nextel Corp. 7.875% 2023	2,050	1,545
Sprint Nextel Corp. 7.625% 2025	1,950	1,433
Sprint Nextel Corp. 6.875% 2028	700	492
T-Mobile US, Inc. 6.542% 2020	3,054	3,191
T-Mobile US, Inc. 6.731% 2022	3,900	4,075
American Funds Insurance Series — High-Income Bond Fund — Page 128 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 6.375% 2025	$1,250	$1,269
T-Mobile US, Inc. 6.50% 2026	3,225	3,264
Trilogy International Partners, LLC 10.25% 2016[1]	12,675	12,406
Wind Acquisition SA 4.75% 2020[1]	6,575	6,526
Wind Acquisition SA 7.375% 2021[1]	21,025	19,921
Zayo Group Holdings, Inc. 6.375% 2025	675	629
		244,910
Health care 13.64%
21st Century Oncology Holdings Inc. 11.00% 2023[1]	2,135	1,655
Alere Inc. 6.375% 2023[1]	660	619
AMAG Pharmaceuticals, Inc. 7.875% 2023[1]	300	266
Centene Corp. 4.75% 2022	8,665	8,427
Concordia Healthcare Corp., Term Loan B, 5.25% 2021[2,3,4]	890	850
Concordia Healthcare Corp. 9.50% 2022[1]	3,735	3,698
Concordia Healthcare Corp. 7.00% 2023[1]	3,020	2,635
ConvaTec Finance International SA 8.25% 2019[1,5]	7,225	6,746
DaVita HealthCare Partners Inc. 5.00% 2025	4,265	4,126
DJO Finance LLC 10.75% 2020[1]	4,550	4,140
DJO Finco Inc. 8.125% 2021[1]	13,750	12,237
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[1]	1,910	1,910
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	6,405	6,245
HCA Inc. 6.50% 2020	1,125	1,229
HCA Inc. 4.75% 2023	325	323
HCA Inc. 5.00% 2024	3,900	3,900
HCA Inc. 5.875% 2026	1,650	1,660
HealthSouth Corp. 5.75% 2024[1]	1,675	1,606
HealthSouth Corp. 5.75% 2025[1]	4,035	3,773
Hologic, Inc. 5.25% 2022[1]	975	998
inVentiv Health Inc. 9.00% 2018[1]	7,245	7,444
inVentiv Health Inc. 10.00% 2018	8,597	8,210
inVentiv Health Inc. 10.00% 2018	3,930	3,910
inVentiv Health Inc. 12.00% 2018[1,5]	19,523	17,722
Kindred Healthcare, Inc. 8.00% 2020	3,700	3,478
Kindred Healthcare, Inc. 8.75% 2023	1,000	924
Kinetic Concepts, Inc. 10.50% 2018	23,420	22,893
Kinetic Concepts, Inc. 12.50% 2019	14,035	12,807
Mallinckrodt PLC 4.875% 2020[1]	5,460	5,283
Mallinckrodt PLC 5.75% 2022[1]	756	730
Mallinckrodt PLC 5.625% 2023[1]	2,250	2,149
MEDNAX, Inc. 5.25% 2023[1]	1,555	1,567
Molina Healthcare, Inc. 5.375% 2022[1]	2,300	2,306
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	8,340	5,734
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[2,3,4]	8,831	7,539
Patheon Inc. 7.50% 2022[1]	600	587
PRA Holdings, Inc. 9.50% 2023[1]	2,847	3,110
Quintiles Transnational Corp. 4.875% 2023[1]	2,550	2,575
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,4,6]	3,030	2,979
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,4,6]	2,300	2,289
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5,6]	5,385	4,816
Teamhealth Inc. 7.25% 2023[1]	725	752
Tenet Healthcare Corp. 4.375% 2021	1,000	970
Tenet Healthcare Corp. 6.75% 2023	3,985	3,704
Tenet Healthcare Corp., First Lien, 4.75% 2020	6,685	6,752
American Funds Insurance Series — High-Income Bond Fund — Page 129 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp., First Lien, 6.00% 2020	$5,555	$5,874
Tenet Healthcare Corp., First Lien, 4.50% 2021	5,230	5,125
Valeant Pharmaceuticals International Inc. 7.00% 2020[1]	345	346
Valeant Pharmaceuticals International, Inc., Term Loan BF-1, 4.00% 2022[2,3,4]	399	385
VPI Escrow Corp. 6.75% 2018[1]	8,275	8,242
VPI Escrow Corp. 6.375% 2020[1]	10,070	9,768
VPI Escrow Corp. 7.50% 2021[1]	500	501
VRX Escrow Corp. 5.375% 2020[1]	5,200	4,914
VRX Escrow Corp. 5.875% 2023[1]	2,020	1,813
VRX Escrow Corp. 6.125% 2025[1]	10,700	9,576
		244,817
Consumer discretionary 12.68%
Asbury Automotive Group, Inc. 6.00% 2024	925	960
Asbury Automotive Group, Inc. 6.00% 2024[1]	500	519
Boyd Gaming Corp. 9.00% 2020	8,600	9,159
Boyd Gaming Corp. 6.875% 2023	875	903
Burger King Corp. 4.625% 2022[1]	1,500	1,507
Burger King Corp. 6.00% 2022[1]	6,875	7,098
Cablevision Systems Corp. 7.75% 2018	2,875	2,997
Cablevision Systems Corp. 6.75% 2021	1,550	1,527
CBS Outdoor Americas Inc. 5.25% 2022	900	924
CBS Outdoor Americas Inc. 5.625% 2024	2,025	2,088
CCO Holdings LLC and CCO Holdings Capital Corp. 6.50% 2021	2,400	2,500
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	600	634
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[1]	1,000	1,001
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	12,740	12,804
CEC Entertainment, Inc. 8.00% 2022	5,050	4,797
Cedar Fair, LP 5.25% 2021	624	646
Cedar Fair, LP 5.375% 2024	1,810	1,837
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	21,345	20,945
Churchill Downs Inc. 5.375% 2021[1]	1,200	1,209
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	5,875	5,449
Cumulus Media Holdings Inc. 7.75% 2019	3,225	1,105
Cumulus Media Inc., Term Loan B, 4.25% 2020[2,3,4]	918	699
Delta 2 (Formula One), Term Loan B, 7.75% 2022[2,3,4]	4,545	4,218
DISH DBS Corp. 4.25% 2018	8,975	9,020
Family Tree Escrow LLC 5.25% 2020[1]	1,400	1,453
Family Tree Escrow LLC 5.75% 2023[1]	1,450	1,519
Gannett Co., Inc. 5.125% 2019	915	949
Gannett Co., Inc. 4.875% 2021[1]	1,535	1,543
General Motors Co. 4.00% 2025	465	442
Goodyear Tire & Rubber Co. 5.125% 2023	1,695	1,746
Group 1 Automotive, Inc. 5.25% 2023[1]	1,575	1,567
Guitar Center, Inc. 9.625% 2020[1]	1,300	917
Hilton Worldwide Finance LLC 5.625% 2021	1,350	1,406
iHeartCommunications, Inc. 11.25% 2021	475	334
iHeartCommunications, Inc. 10.625% 2023	6,955	4,851
International Game Technology 6.25% 2022[1]	2,000	1,880
Jarden Corp. 5.00% 2023[1]	675	694
Laureate Education, Inc. 10.00% 2019[1]	300	187
Lear Corp., 4.75% 2023	1,275	1,288
Lear Corp., 5.25% 2025	1,425	1,457
Limited Brands, Inc. 6.625% 2021	875	973
American Funds Insurance Series — High-Income Bond Fund — Page 130 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Limited Brands, Inc. 6.875% 2035[1]	$2,500	$2,578
McClatchy Co. 9.00% 2022	3,275	2,927
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	2,500	2,416
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	3,400	3,340
Melco Crown Entertainment Ltd. 5.00% 2021[1]	450	412
MGM Resorts International 8.625% 2019	5,875	6,538
MGM Resorts International 7.75% 2022	750	800
MGM Resorts International 6.00% 2023	7,325	7,288
Michaels Stores, Inc. 5.875% 2020[1]	2,800	2,898
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	835	887
NCL Corp. Ltd. 5.25% 2019[1]	1,625	1,657
Needle Merger Sub Corp. 8.125% 2019[1]	8,831	7,109
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	9,125	6,798
Neiman Marcus Group LTD Inc. 8.75% 2021[1,5]	3,995	2,497
Neiman Marcus, Term Loan B, 4.25% 2020[2,3,4]	1,470	1,305
Netflix, Inc. 5.75% 2024	600	620
Party City Holdings Inc. 6.125% 2023[1]	1,250	1,219
PETCO Animal Supplies, Inc. 9.25% 2018[1]	3,250	3,339
PETsMART, Inc. 7.125% 2023[1]	4,300	4,274
Pinnacle Entertainment, Inc. 6.375% 2021	1,450	1,532
Playa Resorts Holding BV 8.00% 2020[1]	6,375	6,502
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[2,3,4]	880	856
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	1,075	1,091
Schaeffler Finance BV 4.25% 2021[1]	810	808
Sirius Minerals PLC 4.625% 2023[1]	750	738
Sotheby’s Holdings, Inc. 5.25% 2022[1]	2,300	2,104
Standard Pacific Corp. 5.875% 2024	1,850	1,942
Station Casinos LLC 7.50% 2021	325	333
Tempur Sealy International, Inc. 5.625% 2023[1]	520	528
TI Automotive Ltd. 8.75% 2023[1]	4,445	4,123
Tribune Media Co. 5.875% 2022[1]	1,205	1,208
Univision Communications Inc. 8.50% 2021[1]	2,500	2,566
Univision Communications Inc. 5.125% 2023[1]	1,610	1,558
Univision Communications Inc. 5.125% 2025[1]	295	281
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,4]	73	72
VTR Finance BV 6.875% 2024[1]	825	761
Warner Music Group 13.75% 2019	1,275	1,334
Warner Music Group 5.625% 2022[1]	2,350	2,274
Warner Music Group 6.75% 2022[1]	2,500	2,175
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	2,500	2,379
Wynn Macau, Ltd. 5.25% 2021[1]	9,300	8,230
ZF Friedrichshafen AG 4.00% 2020[1]	565	572
ZF Friedrichshafen AG 4.50% 2022[1]	3,765	3,694
ZF Friedrichshafen AG 4.75% 2025[1]	3,375	3,227
		227,542
Industrials 11.75%
ADT Corp. 4.125% 2019	6,275	6,487
ADT Corp. 3.50% 2022	2,050	1,845
American Builders & Contractors Supply Co. Inc. 5.75% 2023[1]	1,475	1,490
ARAMARK Corp. 5.125% 2024[1]	2,225	2,272
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	22,080	15,346
BlueLine Rental Finance Corp., 7.00% 2019[1]	200	181
Bombardier Inc. 4.75% 2019[1]	870	720
American Funds Insurance Series — High-Income Bond Fund — Page 131 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Bombardier Inc. 7.75% 2020[1]	$780	$634
Builders Firstsource 7.625% 2021[1]	12,595	13,319
Builders Firstsource 10.75% 2023[1]	1,525	1,521
CEVA Group PLC 9.00% 2021[1]	2,275	1,777
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[2,3,4]	1,867	1,562
CEVA Group PLC, Term Loan B, 6.50% 2021[2,3,4]	2,669	2,233
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	1,935	1,619
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	334	279
CNH Capital LLC 4.375% 2020	670	633
Constellis Holdings 9.75% 2020[1]	500	413
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	114	117
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	7	7
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	53	56
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	301	320
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	19	19
Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	11,440
Corporate Risk Holdings LLC 13.50% 2020[1,5,6]	1,097	1,077
DAE Aviation Holdings, Inc. 10.00% 2023[1]	8,495	8,474
Eletson Holdings Inc. 9.625% 2022[1]	1,250	1,119
Euramax International, Inc. 12.00% 2020[1]	6,050	5,505
Gardner Denver, Inc. 6.875% 2021[1]	2,400	1,848
Gardner Denver, Inc., Term Loan B, 4.25% 2020[2,3,4]	1,695	1,532
Gates Global LLC 6.00% 2022[1]	4,375	3,172
General Electric Co. 4.10% (undated)	1,066	1,065
Hardwoods Acquisition Inc 7.50% 2021[1]	7,525	6,246
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[2,3,4,6,7]	110	9
HD Supply, Inc. 7.50% 2020	2,250	2,351
HD Supply, Inc. 11.50% 2020	1,225	1,363
HD Supply, Inc. 5.25% 2021[1]	4,625	4,735
HDTFS Inc. 5.875% 2020	2,725	2,824
HDTFS Inc. 6.25% 2022	2,800	2,912
Huntington Ingalls Industries Inc. 5.00% 2025[1]	470	478
KLX Inc. 5.875% 2022[1]	8,295	7,922
LMI Aerospace Inc. 7.375% 2019	4,125	4,104
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	11,350	9,945
Navios Maritime Holdings Inc. 7.375% 2022[1]	5,225	2,632
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	6,145	2,673
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	2,500	2,547
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	2,775	2,855
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	1,200	1,189
Nortek Inc. 8.50% 2021	7,610	7,934
Ply Gem Industries, Inc. 6.50% 2022	9,025	8,292
Ply Gem Industries, Inc. 6.50% 2022	4,800	4,344
PrimeSource Building Products Inc 9.00% 2023[1]	425	406
R.R. Donnelley & Sons Co. 7.25% 2018	3,554	3,741
R.R. Donnelley & Sons Co. 7.875% 2021	6,975	7,238
R.R. Donnelley & Sons Co. 7.00% 2022	1,500	1,425
R.R. Donnelley & Sons Co. 6.50% 2023	3,900	3,622
Red de Carreteras de Occidente 9.00% 2028[3]	MXN18,330	1,034
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	$12,220	8,859
Standard Aero Holdings, Inc., Term Loan B, 5.25% 2022[2,3,4]	450	449
TRAC Intermodal 11.00% 2019	750	816
TransDigm Inc. 5.50% 2020	1,525	1,483
TransDigm Inc. 7.50% 2021	500	520
American Funds Insurance Series — High-Income Bond Fund — Page 132 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
TransDigm Inc. 6.00% 2022	$1,200	$1,179
TransDigm Inc. 6.50% 2024	800	800
TransDigm Inc. 6.50% 2025[1]	1,200	1,167
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	19	20
United Rentals, Inc. 7.375% 2020	1,275	1,348
United Rentals, Inc. 7.625% 2022	4,175	4,483
Univar Inc. 6.75% 2023[1]	1,300	1,190
Vander Intermediate Holdings, 10.50% 2019[1,5]	225	147
Virgin Australia Holdings Ltd. 8.50% 2019[1]	3,225	3,240
Watco Companies 6.375% 2023[1]	395	391
XPO Logistics, Inc. 7.875% 2019[1]	700	714
XPO Logistics, Inc. 6.50% 2022[1]	1,050	975
XPO Logistics, Inc., Term Loan B, 5.50% 2021[2,3,4]	2,175	2,169
		210,853
Energy 9.73%
Alpha Natural Resources, Inc. 7.50% 2020[1,7]	12,350	278
Alpha Natural Resources, Inc. 7.50% 2020[1,7]	4,794	108
American Energy - Woodford LLC 12.00% 2020[1,5]	4,924	762
American Energy (Marcellus), Term Loan B, 5.25% 2020[2,3,4]	7,275	1,973
American Energy (Marcellus), Term Loan A, 8.50% 2021[2,3,4]	4,775	72
American Energy (Permian Basin) 7.125% 2020[1]	3,350	1,277
American Energy (Permian Basin) 7.375% 2021[1]	1,775	701
Antero Resources Corp. 5.375% 2021	570	459
Arch Coal, Inc. 7.00% 2019[6]	700	—
Arch Coal, Inc. 7.25% 2021[6]	1,000	—
Baytex Energy Corp. 5.125% 2021[1]	3,000	2,115
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	4,000	2,780
Bonanza Creek Energy, Inc. 6.75% 2021	1,525	930
Bonanza Creek Energy, Inc. 5.75% 2023	1,775	932
Chesapeake Energy Corp. 4.875% 2022	6,250	1,766
Chesapeake Energy Corp. 8.00% 2022[1]	680	337
Concho Resources Inc. 5.50% 2023	1,100	1,023
CONSOL Energy Inc. 5.875% 2022	9,900	6,187
Continental Resources Inc. 5.00% 2022	300	222
Denbury Resources Inc. 4.625% 2023	8,100	2,648
Diamond Offshore Drilling, Inc. 4.875% 2043	1,610	983
Enbridge Energy Partners, LP 4.375% 2020	900	879
Enbridge Energy Partners, LP 5.875% 2025	685	661
Enbridge Energy Partners, LP 7.375% 2045	2,005	1,926
Energy Transfer Partners, LP 7.50% 2020	1,575	1,465
Energy Transfer Partners, LP 5.875% 2024	4,550	3,731
Ensco PLC 5.20% 2025	1,100	785
Ensco PLC 5.75% 2044	3,720	2,457
EP Energy Corp. 9.375% 2020	3,450	2,217
EP Energy Corp. 6.375% 2023	2,600	1,313
Genesis Energy, LP 6.75% 2022	4,425	3,783
Jupiter Resources Inc. 8.50% 2022[1]	900	364
Kinder Morgan, Inc. 4.30% 2025	1,440	1,247
Matador Resources Co. 6.875% 2023	100	93
Murray Energy Corp. 11.25% 2021[1]	500	94
Murray Energy Corp., Term Loan B1, 7.00% 2017[2,3,4]	472	380
Newfield Exploration Co. 5.75% 2022	425	378
NGL Energy Partners LP 5.125% 2019	465	370
American Funds Insurance Series — High-Income Bond Fund — Page 133 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
NGL Energy Partners LP 6.875% 2021	$9,230	$6,969
NGPL PipeCo LLC 7.119% 2017[1]	7,540	7,050
NGPL PipeCo LLC 9.625% 2019[1]	15,075	14,170
NGPL PipeCo LLC 7.768% 2037[1]	3,400	2,703
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	1,637	1,551
Noble Corp PLC 5.95% 2025	3,235	2,236
Noble Corp PLC 6.95% 2045	3,450	2,213
Oasis Petroleum Inc. 6.875% 2022	3,850	2,483
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,3]	1,562	359
ONEOK, Inc. 4.25% 2022	1,450	1,048
ONEOK, Inc. 7.50% 2023	450	376
PBF Energy Inc. 7.00% 2023[1]	1,450	1,416
PDC Energy Inc. 7.75% 2022	6,875	6,634
Peabody Energy Corp. 6.00% 2018	33,745	6,412
Peabody Energy Corp. 6.50% 2020	2,500	356
Peabody Energy Corp. 6.25% 2021	6,220	886
Petrobras Global Finance Co. 6.25% 2024	1,395	1,004
Petrobras International Finance Co. 3.875% 2016	1,200	1,197
Petrobras International Finance Co. 5.75% 2020	590	465
QGOG Constellation SA 6.25% 2019[1]	6,105	2,762
Range Resources Corp. 5.00% 2023	300	225
Range Resources Corp. 4.875% 2025[1]	2,075	1,585
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,175	3,764
Rice Energy Inc. 6.25% 2022	3,600	2,610
Rice Energy Inc. 7.25% 2023[1]	1,500	1,102
Sabine Pass Liquefaction, LLC 5.625% 2021	7,400	6,845
Sabine Pass Liquefaction, LLC 5.75% 2024	6,195	5,421
Sabine Pass Liquefaction, LLC 5.625% 2025[1]	8,495	7,221
Samson Investment Co. 9.75% 2020	1,300	3
Samson Investment Co., Term Loan B, 5.00% 2018[2,3,4,7]	150	6
SandRidge Energy, Inc. 7.50% 2023	5,400	614
Seven Generations Energy Ltd. 6.75% 2023[1]	1,125	951
SM Energy Co. 5.625% 2025	4,700	3,114
Southwestern Energy Co. 4.95% 2025	230	145
Sunoco LP 5.50% 2020[1]	1,325	1,262
Targa Resources Corp. 4.125% 2019	2,850	2,387
Targa Resources Partners LP 6.75% 2024[1]	1,925	1,646
Teekay Corp. 8.50% 2020	8,993	6,115
Teekay Corp. 8.50% 2020[1]	6,530	4,440
Tesoro Logistics LP 5.50% 2019[1]	1,725	1,682
Tesoro Logistics LP 5.875% 2020	700	672
Tesoro Logistics LP 6.25% 2022[1]	450	429
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	290	269
Transocean Inc. 3.00% 2017	950	845
Transocean Inc. 7.13% 2021	2,280	1,479
Weatherford International PLC 4.50% 2022	3,675	2,651
Weatherford International PLC 6.75% 2040	1,445	1,021
Whiting Petroleum Corp. 5.00% 2019	550	418
Williams Companies, Inc. 3.70% 2023	2,450	1,695
WPX Energy Inc. 7.50% 2020	2,025	1,650
YPF Sociedad Anónima 8.50% 2025[1]	2,620	2,509
		174,762
American Funds Insurance Series — High-Income Bond Fund — Page 134 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 9.51%	Principal amount (000)	Value (000)
ArcelorMittal 6.125% 2018	$650	$598
ArcelorMittal 10.85% 2019	850	801
ArcelorMittal 6.25% 2021	5,660	4,584
ArcelorMittal 6.125% 2025	1,450	1,062
ArcelorMittal 7.75% 2041	16,855	11,482
Ball Corp. 4.375% 2020	5,525	5,622
Berry Plastics Corp. 6.00% 2022[1]	375	383
Berry Plastics Corp. 5.125% 2023	1,500	1,462
BHP Billiton Finance Ltd. 6.25% 2075[1]	1,125	1,104
BHP Billiton Finance Ltd. 6.75% 2075[1]	1,125	1,088
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023[1]	1,895	2,054
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025[1]	875	967
Building Materials Corp. 6.00% 2025[1]	525	538
CEMEX Finance LLC 7.25% 2021[1]	450	434
CEMEX SAB de CV 6.50% 2019[1]	400	387
Chemours Co. 6.625% 2023[1]	8,310	5,859
Chemours Co. 7.00% 2025[1]	5,490	3,761
Cliffs Natural Resources Inc. 8.25% 2020[1]	3,425	2,629
First Quantum Minerals Ltd. 6.75% 2020[1]	19,643	12,768
First Quantum Minerals Ltd. 7.00% 2021[1]	17,193	10,875
First Quantum Minerals Ltd. 7.25% 2022[1]	3,025	1,906
FMG Resources 9.75% 2022[1]	22,925	21,091
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	6,080	3,557
Georgia Gulf Corp. 4.625% 2021	1,350	1,247
Georgia Gulf Corp. 4.875% 2023	800	723
Huntsman International LLC 4.875% 2020	3,200	2,936
JMC Steel Group Inc. 8.25% 2018[1]	16,400	10,947
LSB Industries, Inc. 7.75% 2019	6,175	5,156
Owens-Illinois, Inc. 5.00% 2022[1]	560	550
Owens-Illinois, Inc. 5.875% 2023[1]	1,720	1,749
Owens-Illinois, Inc. 5.375% 2025[1]	420	412
Owens-Illinois, Inc. 6.375% 2025[1]	2,565	2,640
Platform Specialty Products Corp. 10.375% 2021[1]	1,645	1,645
Platform Specialty Products Corp. 6.50% 2022[1]	305	265
Platform Specialty Products Corp., Term Loan B-1, 5.50% 2020[2,3,4]	1,230	1,194
Rayonier Advanced Materials Inc. 5.50% 2024[1]	3,065	2,437
Reynolds Group Holdings, Ltd. 6.00% 2017[1]	675	656
Reynolds Group Inc. 9.875% 2019	1,863	1,879
Reynolds Group Inc. 5.75% 2020	25,195	25,691
Reynolds Group Inc. 6.875% 2021	425	439
Ryerson Inc. 9.00% 2017	6,950	5,386
Ryerson Inc. 11.25% 2018	1,300	975
Scotts Miracle-Gro Co. 6.00% 2023[1]	375	393
Sealed Air Corp. 4.875% 2022[1]	1,670	1,680
Summit Materials, Inc. 6.125% 2023[1]	875	866
Summit Materials, Inc. 6.125% 2023	730	723
Tembec Industries Inc. 9.00% 2019[1]	1,620	1,061
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	355	375
Walter Energy, Inc. 9.50% 2019[1,7]	14,200	3,692
		170,729
American Funds Insurance Series — High-Income Bond Fund — Page 135 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 6.83%	Principal amount (000)	Value (000)
Ally Financial Inc. 8.00% 2020	$1,125	$1,285
Ally Financial Inc. 5.75% 2025	2,900	2,944
American International Group, Inc. 8.175% 2068	1,105	1,456
Bank of America Corp., Series AA, 6.10% (undated)	586	595
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	450	458
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	875	891
BNP Paribas, convertible bonds, 7.375% 2049[1]	2,350	2,415
CIT Group Inc. 4.25% 2017	750	769
CIT Group Inc. 3.875% 2019	13,340	13,307
Citigroup Inc., Series P, 5.95% (undated)	1,563	1,506
Citigroup Inc., Series R, junior subordinated 6.125% (undated)	1,825	1,864
Communications Sales & Leasing, Inc. 6.00% 2023[1]	3,950	3,743
Communications Sales & Leasing, Inc. 8.25% 2023	4,832	4,143
Corrections Corporation of America 5.00% 2022	675	675
Credit Suisse Group AG, convertible bonds, 7.50% 2049[1]	950	1,002
Crescent Resources 10.25% 2017[1]	5,445	5,465
Crown Castle International Corp. 4.875% 2022	900	936
Crown Castle International Corp., Term Loan B-2, 3.00% 2021[2,3,4]	2,000	1,999
Equinix, Inc. 5.375% 2022	525	541
Equinix, Inc. 5.875% 2026	1,150	1,187
General Motors Acceptance Corp. 7.50% 2020	1,150	1,304
Goldman Sachs Group, Inc., Series M, junior subordinated 5.375% (undated)	1,525	1,517
Icahn Enterprises Finance Corp. 3.50% 2017	7,025	7,078
Icahn Enterprises Finance Corp. 6.00% 2020	1,400	1,417
International Lease Finance Corp. 8.25% 2020	875	1,037
Intesa Sanpaolo SpA, convertible notes, 7.70% 2049[1]	550	561
Iron Mountain Inc. 6.00% 2020[1]	775	820
Iron Mountain Inc. 5.75% 2024	5,275	5,110
iStar Financial Inc. 4.00% 2017	7,500	7,372
iStar Financial Inc. 4.875% 2018	1,925	1,894
iStar Financial Inc. 5.00% 2019	7,700	7,507
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,508
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	1,475	1,503
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	1,200	1,371
MetLife Capital Trust X, junior subordinated 9.25% 2068[1]	800	1,106
MetLife Inc., junior subordinated 10.75% 2069	500	784
MSCI Inc. 5.75% 2025[1]	400	411
National Financial Partners Corp. 9.00% 2021[1]	425	390
Newstar Financial Inc. 7.25% 2020	2,225	2,167
Nordea Bank AB, 5.50% (undated)[1]	600	599
Nordea Bank AB, 6.125% (undated)[1]	600	588
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	900	959
Realogy Corp. 4.50% 2019[1]	8,975	9,255
Realogy Corp. 5.25% 2021[1]	4,725	4,861
Realogy Corp., Barclays PLC LOC, 4.40% 2016[2,3,4]	507	500
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1]	1,265	1,471
Ryman Hospitality Properties, Inc. 5.00% 2023	400	402
Société Générale 8.00% 2049[1]	550	560
Société Générale 8.25% 2049	665	707
State Street Corp., junior subordinated, 5.25% 2049	2,025	2,038
UBS AG 6.875% (undated)	325	322
UBS AG 7.00% (undated)	370	392
UBS AG 7.125% (undated)	275	289
US Bancorp., junior subordinated 5.125% (undated)	1,945	1,957
American Funds Insurance Series — High-Income Bond Fund — Page 136 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	$1,325	$1,378
ZFS Finance (USA) Trust II, junior subordinated, 6.45% 2065[1]	500	508
ZFS Finance (USA) Trust V, junior subordinated, 6.50% 2067[1]	2,675	2,735
		122,559
Information technology 4.18%
Alcatel-Lucent USA Inc. 4.625% 2017[1]	1,800	1,849
Alcatel-Lucent USA Inc. 6.75% 2020[1]	1,389	1,469
Alcatel-Lucent USA Inc. 8.875% 2020[1]	3,190	3,393
Apple Inc. 4.375% 2045	1,150	1,163
Avago Technologies Ltd., Term Loan B, 4.25% 2022[2,3,4]	1,650	1,632
CommScope Holding Co., Inc. 5.00% 2021[1]	700	674
CommScope Inc. 5.50% 2024[1]	900	858
First Data Corp. 8.75% 2022[1,5]	702	734
First Data Corp. 5.375% 2023[1]	4,075	4,106
First Data Corp. 7.00% 2023[1]	20,925	20,977
First Data Corp. 5.75% 2024[1]	1,875	1,852
Freescale Semiconductor, Inc. 5.00% 2021[1]	8,250	8,477
Freescale Semiconductor, Inc. 6.00% 2022[1]	13,550	14,227
Hughes Satellite Systems Corp. 7.625% 2021	1,500	1,596
Infor Inc. 5.75% 2020[1]	2,200	2,222
Infor Software 7.125% 2021[1,5]	400	291
Informatica Corp. 7.125% 2023[1]	400	364
Nuance Communications, Inc. 5.375% 2020[1]	250	252
NXP BV and NXP Funding LLC 4.125% 2020[1]	1,000	1,002
NXP BV and NXP Funding LLC, Term Loan B, 3.75% 2020[2,3,4]	1,950	1,944
Qorvo, Inc. 7.00% 2025[1]	1,825	1,884
Sabre Holdings Corp. 5.25% 2023[1]	650	646
Serena Software, Inc., Term Loan B, 7.50% 2020[2,3,4]	3,092	3,042
SS&C Technologies Holdings Inc. 5.875% 2023[1]	425	440
		75,094
Utilities 1.38%
AES Corp. 8.00% 2020	1,600	1,768
AES Corp. 7.375% 2021	2,850	2,921
AES Corp. 5.50% 2024	775	696
AES Corp. 5.50% 2025	2,200	1,952
Calpine Corp. 6.00% 2022[1]	650	674
Calpine Corp. 5.375% 2023	515	465
Calpine Corp. 7.875% 2023[1]	180	193
Calpine Corp. 5.50% 2024	990	879
Dynegy Finance Inc. 6.75% 2019	720	680
Dynegy Finance Inc. 7.375% 2022	6,055	5,298
Dynegy Finance Inc. 7.625% 2024	5,285	4,544
Enel Società per Azioni 8.75% 2073[1]	1,505	1,721
NRG Energy, Inc. 7.625% 2018	625	655
NRG Energy, Inc. 6.25% 2022	1,790	1,562
TXU, Term Loan, 4.65% 2017[2,3,4,7]	2,461	756
		24,764
Consumer staples 0.74%
Central Garden & Pet Co. 6.125% 2023	1,075	1,091
Constellation Brands, Inc. 3.875% 2019	250	258
Constellation Brands, Inc. 6.00% 2022	700	772
American Funds Insurance Series — High-Income Bond Fund — Page 137 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 4.75% 2025	$1,050	$1,072
H.J Heinz Co. 4.875% 2025[1]	1,499	1,595
Ingles Markets, Inc. 5.75% 2023	475	476
JBS USA LLC 5.875% 2024[1]	705	642
Kronos Acquisition Holdings Inc. 9.00% 2023[1]	425	365
Post Holdings, Inc. 6.75% 2021[1]	1,425	1,457
Post Holdings, Inc. 7.75% 2024[1]	925	971
Post Holdings, Inc. 8.00% 2025[1]	925	983
Reynolds American Inc. 5.85% 2045	2,250	2,509
Tops Holding Corp. and Tops Markets, LLC 8.00% 2022[1]	1,175	1,163
		13,354
Total corporate bonds & notes		1,509,384
Bonds & notes of governments & government agencies outside the U.S. 0.70%
Ghana (Republic of) 7.875% 2023	2,500	1,984
Hungarian Government 6.375% 2021	1,000	1,142
Kenya (Republic of) 6.875% 2024	2,250	1,980
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR15,150	891
United Mexican States Government, Series M20, 10.00% 2024	MXN27,500	2,013
Zambia (Republic of) 8.50% 2024	$4,000	3,191
Zambia (Republic of) 8.97% 2027[1,3]	1,790	1,425
		12,626
U.S. Treasury bonds & notes 0.55% U.S. Treasury 0.55%
U.S. Treasury 1.375% 2020[8]	10,000	9,874
Total U.S. Treasury bonds & notes		9,874
Asset-backed obligations 0.17%
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.602% 2023[1,2,3]	1,190	1,189
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.571% 2023[1,2,3]	425	423
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.762% 2023[1,2,3]	925	923
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.644% 2023[1,2,3]	450	448
		2,983
Total bonds, notes & other debt instruments (cost: $1,773,651,000)		1,534,867
Convertible bonds 0.36% Energy 0.01%
American Energy Utica, LLC, convertible notes, 3.50% 2021[1,5,6]	3,095	93
Miscellaneous 0.35%
Other convertible bonds in initial period of acquisition		6,374
Total convertible bonds (cost: $9,395,000)		6,467
American Funds Insurance Series — High-Income Bond Fund — Page 138 of 160

Convertible stocks 0.61% Industrials 0.22%	Shares	Value (000)
CEVA Group PLC, Series A-1, 3.622% convertible preferred[6,9]	4,788	$2,993
CEVA Group PLC, Series A-2, 2.622% convertible preferred[6,9]	2,212	995
		3,988
Financials 0.18%
Weyerhaeuser Co., Series A, 6.375% convertible preferred	64,000	3,218
Utilities 0.13%
Exelon Corp., convertible preferred, units	57,000	2,307
Miscellaneous 0.08%
Other convertible stocks in initial period of acquisition		1,518
Total convertible stocks (cost: $15,694,000)		11,031
Common stocks 1.27% Consumer discretionary 0.48%
Cooper-Standard Holdings Inc.[10]	110,446	8,570
Adelphia Recovery Trust, Series Arahova[6,10]	388,601	—
Adelphia Recovery Trust, Series ACC-1[10]	449,306	—
Five Star Travel Corp.[1,6,10]	7,285	—
		8,570
Industrials 0.14%
CEVA Group PLC[1,6,10]	5,622	2,530
Quad/Graphics, Inc., Class A	525	5
Atrium Corp.[1,6,10]	361	—
		2,535
Health care 0.09%
Rotech Healthcare Inc.[6,10]	201,793	1,515
Miscellaneous 0.56%
Other common stocks in initial period of acquisition		10,117
Total common stocks (cost: $39,812,000)		22,737
Short-term securities 10.09%	Principal amount (000)
Abbott Laboratories 0.14% due 1/12/2016[1]	$ 20,000	19,999
Chevron Corp. 0.18% due 1/27/2016[1]	19,600	19,595
Federal Home Loan Bank 0.11%–0.34% due 1/13/2016–2/10/2016	65,300	65,295
Freddie Mac 0.45% due 4/11/2016	27,800	27,780
General Electric Co. 0.15% due 1/4/2016	1,400	1,400
Intel Corp. 0.40% due 2/25/2016	7,000	6,996
John Deere Financial Ltd. 0.40% due 1/21/2016[1]	15,000	14,997
American Funds Insurance Series — High-Income Bond Fund — Page 139 of 160

Short-term securities	Principal amount (000)	Value (000)
Paccar Financial Corp. 0.18% due 1/27/2016	$15,100	$15,096
Regents of the University of California 0.16% due 1/12/2016	10,000	9,999
Total short-term securities (cost: $181,141,000)		181,157
Total investment securities 97.83% (cost: $2,019,693,000)		1,756,259
Other assets less liabilities 2.17%		38,973
Net assets 100.00%		$1,795,232
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $4,948,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Mexican pesos	1/8/2016	JPMorgan Chase	$485	MXN8,063	$18
Mexican pesos	1/8/2016	Citibank	$121	MXN2,000	4
South African rand	1/29/2016	Bank of America, N.A.	$864	ZAR13,200	15
					$37
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $31,519,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	1.2215%	5/8/2018	$4,500	$3
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.39	9/12/2025	MXN57,000	(9)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.52	9/12/2025	57,000	(43)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.5	9/12/2025	118,000	(77)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.435	9/15/2025	91,000	(32)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.485	9/16/2025	30,000	(17)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.495	9/17/2025	52,000	(32)
Pay	LCH	3-month USD-LIBOR	2.7575	5/22/2045	$750	(23)
Pay	LCH	3-month USD-LIBOR	2.883	6/22/2045	750	(44)
						$(274)
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $19,108,000.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (000)	Unrealized appreciation at 12/31/2015 (000)
NA HY Series 25	ICE	5.00%	12/20/2020	$85,000	$850	$144	$706
American Funds Insurance Series — High-Income Bond Fund — Page 140 of 160

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $823,972,000, which represented 45.90% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $77,311,000, which represented 4.31% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“, was $21,562,000, which represented 1.20% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,440,000, which represented .36% of the net assets of the fund.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[10]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.622% convertible preferred	5/2/2013	$4,855	$2,993.17%
CEVA Group PLC, Series A-2, 2.622% convertible preferred	3/10/2010-8/22/2014	2,214	995.05
Total private placement securities		$ 7,069	$ 3,988.22%

Key to abbreviations
LOC = Letter of Credit
CLO = Collateralized Loan Obligations
CME = CME Group Inc.
ICE = Intercontinental Exchange, Inc.
LCH = LCH.Clearnet
MXN = Mexican pesos
ZAR = South African rand
American Funds Insurance Series — High-Income Bond Fund — Page 141 of 160

Mortgage Fund
Investment portfolio
December 31, 2015
Bonds, notes & other debt instruments 95.66% Mortgage-backed obligations 60.95% Federal agency mortgage-backed obligations 54.60%	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2035[1]	$22,420	$23,375
Fannie Mae 5.00% 2036[1]	329	357
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.793% 2048[1,2,3]	174	174
Freddie Mac 5.00% 2034[1]	2,399	2,655
Government National Mortgage Assn. 3.75% 2034[1]	1,500	1,593
Government National Mortgage Assn. 3.75% 2038[1]	1,052	1,117
Government National Mortgage Assn. 3.75% 2039[1]	1,113	1,182
Government National Mortgage Assn. 4.00% 2039[1]	604	624
Government National Mortgage Assn. 6.00% 2039[1]	474	536
Government National Mortgage Assn. 4.00% 2040[1]	414	428
Government National Mortgage Assn. 5.50% 2040[1]	3,674	4,119
Government National Mortgage Assn. 4.50% 2041[1]	165	174
Government National Mortgage Assn. 5.00% 2041[1]	2,132	2,312
Government National Mortgage Assn. 5.00% 2041[1]	1,141	1,203
Government National Mortgage Assn. 6.50% 2041[1]	1,394	1,572
Government National Mortgage Assn. 3.50% 2042[1]	1,013	1,035
Government National Mortgage Assn. 3.50% 2042[1]	592	600
Government National Mortgage Assn. 3.50% 2042[1]	416	434
Government National Mortgage Assn. 4.00% 2042[1]	135	139
Government National Mortgage Assn. 3.50% 2043[1]	2,701	2,824
Government National Mortgage Assn. 3.50% 2043[1]	2,669	2,803
Government National Mortgage Assn. 3.50% 2043[1]	2,039	2,141
Government National Mortgage Assn. 3.50% 2043[1]	1,942	2,030
Government National Mortgage Assn. 3.50% 2043[1]	1,472	1,536
Government National Mortgage Assn. 3.50% 2043[1]	548	556
Government National Mortgage Assn. 3.50% 2043[1]	227	237
Government National Mortgage Assn. 3.75% 2044[1]	1,428	1,515
Government National Mortgage Assn. 4.25% 2044[1]	2,236	2,417
Government National Mortgage Assn. 4.00% 2045[1]	42,497	45,254
Government National Mortgage Assn. 4.50% 2045[1]	10,141	10,918
Government National Mortgage Assn. 4.50% 2045[1]	1,950	2,099
Government National Mortgage Assn. 4.00% 2046[1,4]	58,467	62,078
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,258	5,459
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,247	1,317
		186,813
Commercial mortgage-backed securities 4.53%
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038[1]	808	826
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.722% 2040[1,3]	572	599
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[1]	1,100	1,092
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	757	775
Commercial Mortgage Trust, Series 2015-CR-27, Class ASB, 3.404% 2048[1]	900	909
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.131% 2027[1,2,3]	1,250	1,242
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.045% 2031[1,2,3]	753	745
American Funds Insurance Series — Mortgage Fund — Page 142 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Corp. II, Series 2015-GC-34, Class AAB, 3.278% 2048[1]	$750	$753
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[1,2]	795	793
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	855	865
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class ASB, 3.358% 2048[1]	1,200	1,212
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[1]	392	400
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[1]	1,100	1,100
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[1]	655	666
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	769	784
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.762% 2043[1,3]	872	879
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1,3]	125	127
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-1, Class ASB, 2.934% 2048[1]	1,000	993
Wells Fargo Commercial Mortgage Trust, Series 2015-C-31, Class ASB, 3.487% 2048[1]	750	760
		15,520
Federal agency bonds & notes 1.82%
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,3]	4,722	4,916
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,3]	1,250	1,301
		6,217
Total mortgage-backed obligations		208,550
U.S. Treasury bonds & notes 13.01% U.S. Treasury inflation-protected securities 10.78%
U.S. Treasury Inflation-Protected Security 0.125% 2016[5]	2,694	2,683
U.S. Treasury Inflation-Protected Security 0.125% 2020[5]	2,539	2,509
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	1,002	952
U.S. Treasury Inflation-Protected Security 0.375% 2025[5,6]	10,230	9,910
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	3,785	4,307
U.S. Treasury Inflation-Protected Security 0.75% 2042[5]	363	320
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	9,669	9,852
U.S. Treasury Inflation-Protected Security 0.75% 2045[5]	7,281	6,358
		36,891
U.S. Treasury 2.23%
U.S. Treasury 1.625% 2020[6]	600	597
U.S. Treasury 1.875% 2022	1,500	1,481
U.S. Treasury 2.875% 2045	1,600	1,556
U.S. Treasury 3.00% 2045	4,000	3,992
		7,626
Total U.S. Treasury bonds & notes		44,517
Asset-backed obligations 11.77%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[1]	856	855
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.66% 2018[1]	2,000	2,000
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class C, 1.69% 2018[1]	382	383
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class B, 2.08% 2020[1]	975	963
Ares CLO Ltd., Series 2012-2-A, Class AR, CLO, 1.611% 2023[1,2,3]	2,000	1,993
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,2,7]	309	306
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.602% 2023[1,2,3]	1,700	1,698
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.574% 2019[1,2,3]	717	703
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.012% 2020[1,2,3,7]	2,000	1,998
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[1,2]	932	929
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.60% 2022[1,2]	380	380
American Funds Insurance Series — Mortgage Fund — Page 143 of 160

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,2]	$1,101	$1,098
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[1,2]	1,280	1,279
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[1,2]	732	731
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.571% 2023[1,2,3]	1,000	995
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,2]	6,379	6,327
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.762% 2023[1,2,3]	1,690	1,685
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.644% 2023[1,2,3]	2,500	2,491
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[1,2]	209	207
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.604% 2023[1,2,3]	1,834	1,818
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.605% 2025[1,2,3]	2,200	2,165
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[1,2]	1,219	1,217
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[1]	1,542	1,549
Santander Drive Auto Receivables Trust, Series 2015-5, Class A-2-A, 1.12% 2018[1]	730	727
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[1]	1,017	1,017
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	2,084	2,084
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2018[1]	265	266
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[1]	900	903
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[1]	1,500	1,494
		40,261
Federal agency bonds & notes 9.93%
Fannie Mae 1.75% 2019	1,750	1,756
Fannie Mae 1.50% 2020	5,000	4,905
Freddie Mac 2.375% 2022	19,800	20,086
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,227
		33,974
Total bonds, notes & other debt instruments (cost: $327,154,000)		327,302
Short-term securities 35.32%
Apple Inc. 0.16% due 1/15/2016[2]	4,900	4,899
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.33% due 1/13/2016	3,400	3,399
Emerson Electric Co. 0.43% due 1/22/2016[2]	9,100	9,098
ExxonMobil Corp. 0.17% due 1/19/2016	8,000	7,999
Fannie Mae 0.10%–0.20% due 1/5/2016–2/2/2016	4,905	4,905
Federal Farm Credit Banks 0.17% due 1/8/2016	5,000	5,000
Federal Home Loan Bank 0.13%–0.31% due 1/6/2016–3/7/2016	28,250	28,246
Freddie Mac 0.15% due 3/7/2016	9,800	9,797
General Electric Co. 0.15% due 1/4/2016	7,900	7,900
Intel Corp. 0.40% due 2/25/2016	8,000	7,995
International Bank for Reconstruction and Development 0.18% due 1/20/2016	5,000	5,000
John Deere Capital Corp. 0.32% due 1/14/2016[2]	3,800	3,800
Johnson & Johnson 0.30% due 1/5/2016[2]	4,000	4,000
Paccar Financial Corp. 0.40% due 2/16/2016	5,400	5,397
Parker-Hannifin Corp. 0.39% due 1/25/2016[2]	8,000	7,998
USAA Capital Corp. 0.25% due 1/6/2016	5,400	5,400
Total short-term securities (cost: $120,831,000)		120,833
Total investment securities 130.98% (cost: $447,985,000)		448,135
Other assets less liabilities (30.98)%		(106,005)
Net assets 100.00%		$342,130
American Funds Insurance Series — Mortgage Fund — Page 144 of 160

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $429,273,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$54,500	$378
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	35,500	244
Pay	LCH	3-month USD-LIBOR	1.039	11/26/2017	800	1
Receive	LCH	3-month USD-LIBOR	1.1005	12/22/2017	49,000	(57)
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	15,000	156
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	5,000	6
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	3,800	39
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	8,500	67
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	8,000	88
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	8,000	81
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	15,000	111
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	15,000	208
Receive	LCH	3-month USD-LIBOR	1.675	10/30/2019	67,500	321
Receive	LCH	3-month USD-LIBOR	1.6625	12/18/2019	3,500	12
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	8,000	19
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	6,000	40
Receive	LCH	3-month USD-LIBOR	1.525	4/27/2020	5,000	(21)
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	9,000	73
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	8,000	69
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	8,000	73
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	1,000	10
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	2,000	9
Pay	LCH	3-month USD-LIBOR	1.5526	11/9/2020	1,000	7
Receive	LCH	3-month USD-LIBOR	1.68	12/22/2020	18,000	(34)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	2,000	(5)
Receive	LCH	3-month USD-LIBOR	2.898	9/23/2023	5,000	322
Receive	LCH	3-month USD-LIBOR	1.9865	10/26/2025	5,500	(90)
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	2,000	9
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	10,000	24
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	3,500	(540)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	2,000	(254)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	2,000	(267)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(392)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	2,000	46
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	3,200	109
Pay	LCH	3-month USD-LIBOR	2.625	6/2/2045	1,000	(2)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	2,500	55
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	1,500	30
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	4,000	74
Receive	LCH	3-month USD-LIBOR	2.55376	11/9/2045	300	(4)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	3,560	69
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	2,000	58
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	2,250	13
						$1,155
American Funds Insurance Series — Mortgage Fund — Page 145 of 160

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $60,769,000, which represented 17.76% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Purchased on a TBA basis.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,564,000, which represented 1.33% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,304,000, which represented .67% of the net assets of the fund.

Key to abbreviations
CLO = Collateralized Loan Obligations
LCH = LCH.Clearnet
TBA = To-be-announced
American Funds Insurance Series — Mortgage Fund — Page 146 of 160

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
December 31, 2015
Bonds, notes & other debt instruments 96.47% U.S. Treasury bonds & notes 39.66% U.S. Treasury 20.12%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2019[1]	$66,500	$66,760
U.S. Treasury 1.625% 2019	15,300	15,307
U.S. Treasury 3.625% 2019	56,500	60,696
U.S. Treasury 1.25% 2020	7,200	7,085
U.S. Treasury 1.375% 2020	64,010	62,903
U.S. Treasury 1.50% 2020	13,000	12,896
U.S. Treasury 1.625% 2020	30,000	29,831
U.S. Treasury 2.25% 2021	76,800	78,384
U.S. Treasury 3.625% 2021	3,800	4,132
U.S. Treasury 1.625% 2022	32,698	31,778
U.S. Treasury 1.875% 2022	21,700	21,431
U.S. Treasury 2.00% 2022	40,000	39,793
U.S. Treasury 2.00% 2025	31,400	30,617
U.S. Treasury 2.25% 2025	15,000	14,971
U.S. Treasury 6.25% 2030	2,980	4,322
U.S. Treasury 3.125% 2043	1,425	1,462
U.S. Treasury 3.625% 2043	15,850	17,870
U.S. Treasury 2.875% 2045	30,000	29,166
U.S. Treasury 3.00% 2045	87,000	86,821
		616,225
U.S. Treasury inflation-protected securities 19.54%
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	16,163	16,099
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	108,977	107,677
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	4,447	4,315
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	4,348	4,172
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	3,792	3,708
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	49,082	46,660
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	39,514	37,737
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	172,205	166,814
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	52,364	59,583
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	989	871
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	79,300	80,797
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	79,915	69,785
		598,218
Total U.S. Treasury bonds & notes		1,214,443
Mortgage-backed obligations 30.85% Federal agency mortgage-backed obligations 30.85%
Fannie Mae 3.292% 2017[3]	1,405	1,449
Fannie Mae 6.50% 2028[3]	306	348
Fannie Mae 3.00% 2035[3]	15,596	15,927
Fannie Mae 3.00% 2035[3]	7,483	7,641
Fannie Mae 3.50% 2035[3]	10,961	11,428
Fannie Mae 6.50% 2037[3]	98	108
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 147 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.00% 2037[3]	$148	$164
Fannie Mae 7.00% 2037[3]	55	61
Fannie Mae 6.00% 2038[3]	95	107
Fannie Mae 4.00% 2041[3]	2,308	2,472
Fannie Mae 4.50% 2041[3]	2,115	2,290
Fannie Mae 5.00% 2041[3]	1,316	1,480
Fannie Mae 5.00% 2041[3]	943	1,060
Fannie Mae 5.00% 2041[3]	690	775
Fannie Mae 5.00% 2041[3]	456	513
Fannie Mae 4.00% 2042[3]	1,631	1,746
Fannie Mae 4.00% 2042[3]	420	450
Fannie Mae 4.00% 2043[3]	3,510	3,766
Fannie Mae 4.00% 2044[3]	702	752
Fannie Mae 3.50% 2046[3,4]	43,000	44,353
Fannie Mae 4.00% 2046[3,4]	175,000	184,806
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	2,350	2,374
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	2,000	2,077
Fannie Mae, Series 2014-M1, multifamily 3.311% 2023[3,5]	2,050	2,122
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.475% 2024[3,5]	3,825	3,995
Fannie Mae, Series 2001-4, Class GA, 9.393% 2025[3,5]	2	3
Fannie Mae, Series 2001-4, Class NA, 9.736% 2025[3,5]	7	7
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	254	227
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[3]	106	125
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.793% 2048[3,5,6]	87	87
Freddie Mac 5.50% 2024[3]	1,049	1,128
Freddie Mac 6.00% 2026[3]	229	258
Freddie Mac 3.50% 2034[3]	5,196	5,423
Freddie Mac 3.00% 2035[3]	10,726	10,955
Freddie Mac 3.50% 2035[3]	15,291	15,961
Freddie Mac 3.50% 2035[3]	8,047	8,399
Freddie Mac 2.560% 2036[3,5]	520	552
Freddie Mac 5.00% 2040[3]	1,846	2,028
Freddie Mac 5.00% 2041[3]	3,085	3,444
Freddie Mac 4.00% 2043[3]	1,227	1,307
Freddie Mac 4.00% 2043[3]	662	705
Freddie Mac 4.00% 2043[3]	653	696
Freddie Mac 4.00% 2043[3]	500	534
Freddie Mac 4.00% 2044[3]	535	572
Freddie Mac, Series KGRP, Class A, multifamily 0.802% 2020[3,5]	5,157	5,178
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	1,181	1,208
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	873	897
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	3,710	3,654
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	1,359	1,396
Freddie Mac, Series 1567, Class A, 0.731% 2023[3,5]	76	76
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	1,735	1,742
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3]	400	418
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[3]	1,700	1,741
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	447	400
Government National Mortgage Assn. 3.75% 2034[3]	1,425	1,514
Government National Mortgage Assn. 5.50% 2038[3]	738	822
Government National Mortgage Assn. 5.50% 2038[3]	242	270
Government National Mortgage Assn. 5.50% 2038[3]	178	199
Government National Mortgage Assn. 5.50% 2038[3]	150	167
Government National Mortgage Assn. 6.00% 2038[3]	483	551
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 148 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 6.50% 2038[3]	$782	$895
Government National Mortgage Assn. 6.50% 2038[3]	223	255
Government National Mortgage Assn. 5.00% 2039[3]	1,375	1,521
Government National Mortgage Assn. 6.00% 2039[3]	474	536
Government National Mortgage Assn. 4.50% 2040[3]	948	1,033
Government National Mortgage Assn. 5.50% 2040[3]	13,493	15,126
Government National Mortgage Assn. 4.50% 2041[3]	2,427	2,617
Government National Mortgage Assn. 5.00% 2041[3]	4,790	5,196
Government National Mortgage Assn. 3.00% 2042[3]	89	90
Government National Mortgage Assn. 3.50% 2043[3]	3,207	3,352
Government National Mortgage Assn. 4.00% 2045[3]	146,307	155,623
Government National Mortgage Assn. 4.00% 2045[3]	124,610	132,694
Government National Mortgage Assn. 4.50% 2045[3]	43,253	46,567
Government National Mortgage Assn. 4.50% 2045[3]	41,492	44,652
Government National Mortgage Assn. 4.50% 2045[3]	36,419	39,189
Government National Mortgage Assn. 4.50% 2045[3]	11,474	12,333
Government National Mortgage Assn. 4.50% 2045[3]	8,087	8,714
Government National Mortgage Assn. 4.50% 2045[3]	7,409	7,985
Government National Mortgage Assn. 4.50% 2045[3]	3,816	4,108
Government National Mortgage Assn. 4.50% 2045[3]	1,421	1,530
Government National Mortgage Assn. 4.50% 2045[3]	199	214
Government National Mortgage Assn. 4.50% 2045[3]	1	1
Government National Mortgage Assn. 4.00% 2046[3,4]	29,225	31,030
Government National Mortgage Assn. 6.172% 2058[3]	28	29
Government National Mortgage Assn. 6.22% 2058[3]	160	166
Government National Mortgage Assn. 4.677% 2065[3]	2,073	2,174
Government National Mortgage Assn., Series 2003, 6.116% 2058[3]	264	275
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[3]	6,683	6,876
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.424% 2060[3,5]	19,890	21,261
National Credit Union Administration, Series 2010-R2, Class 1A, 0.646% 2017[3,5]	278	278
National Credit Union Administration, Series 2011-R3, Class 1A, 0.595% 2020[3,5]	689	691
National Credit Union Administration, Series 2011-R2, Class 1A, 0.669% 2020[3,5]	179	179
National Credit Union Administration, Series 2011-R1, Class 1A, 0.719% 2020[3,5]	436	437
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	16,555	17,164
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	14,075	14,870
Total mortgage-backed obligations		944,569
Federal agency bonds & notes 25.96%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	889	894
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,215	1,221
Fannie Mae 5.00% 2017	2,655	2,774
Fannie Mae 1.75% 2019	16,000	16,056
Fannie Mae 1.50% 2020	94,500	93,269
Fannie Mae 2.625% 2024	10,955	11,080
Fannie Mae 7.125% 2030	4,000	5,851
Federal Farm Credit Banks 0.401% 2017[5]	6,300	6,300
Federal Farm Credit Banks 0.477% 2017[5]	7,321	7,317
Federal Farm Credit Banks 0.60% 2017	41,774	41,601
Federal Home Loan Bank 0.625% 2016	4,575	4,561
Federal Home Loan Bank 1.75% 2018	38,000	38,415
Federal Home Loan Bank 3.375% 2023	16,715	17,977
Federal Home Loan Bank 2.875% 2024	8,500	8,750
Federal Home Loan Bank 5.50% 2036	600	782
Freddie Mac 1.00% 2017	1,225	1,225
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 149 of 160

Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac 1.00% 2017	$500	$499
Freddie Mac 1.25% 2019	18,730	18,465
Freddie Mac 3.75% 2019	12,750	13,668
Freddie Mac 2.375% 2022	112,000	113,619
Private Export Funding Corp. 1.45% 2019	17,500	17,347
Private Export Funding Corp. 2.25% 2020	5,000	5,083
Private Export Funding Corp. 3.55% 2024	6,340	6,823
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[3]	2	2
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	92	99
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	49	52
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	163	177
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	427	455
Tennessee Valley Authority 1.875% 2022	10,150	9,890
Tennessee Valley Authority 4.65% 2035	2,330	2,618
Tennessee Valley Authority 5.88% 2036	1,750	2,270
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	35,825
Tennessee Valley Authority, Series B, 3.50% 2042	2,360	2,189
Tennessee Valley Authority, Series A, 4.625% 2060	250	261
TVA Southaven 3.846% 2033[3]	1,604	1,666
U.S. Department of Housing and Urban Development, Series 2015-A-2, 0.83% 2016	7,000	6,983
U.S. Department of Housing and Urban Development, Series 2015-A-3, 0.93% 2017	8,000	7,945
U.S. Department of Housing and Urban Development, Series 2015-A-4, 1.33% 2018	10,000	9,927
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,396
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	4,957
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	7,933
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	1,993
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	2,990
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,499
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,485
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	15,250
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,073
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,476
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,314
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,312
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,143
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,708
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	644
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,886
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	90,848
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,662
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	43,669
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	4,147	5,202
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,455
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	939	965
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	1,054	1,116
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	862	909
		794,821
Total bonds, notes & other debt instruments (cost: $2,959,303,000)		2,953,833
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 150 of 160

Short-term securities 7.45%	Principal amount (000)	Value (000)
Abbott Laboratories 0.20%–0.23% due 1/26/2016–2/9/2016[6]	$34,200	$34,192
Apple Inc. 0.16% due 1/15/2016[6]	18,200	18,198
Caterpillar Financial Services Corp. 0.22% due 2/17/2016	40,000	39,980
ExxonMobil Corp. 0.42% due 2/1/2016	26,400	26,392
Federal Farm Credit Banks 0.29% due 5/3/2016	10,300	10,288
Federal Home Loan Bank 0.23%–0.24% due 2/19/2016–3/2/2016	24,000	23,995
Honeywell International Inc. 0.28% due 2/22/2016[6]	50,000	49,971
Regents of the University of California 0.23% due 2/17/2016	25,000	24,993
Total short-term securities (cost: $228,025,000)		228,009
Total investment securities 103.92% (cost: $3,187,328,000)		3,181,842
Other assets less liabilities (3.92)%		(119,956)
Net assets 100.00%		$3,061,886
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $6,226,331,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$432,250	$2,996
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	282,750	1,945
Receive	LCH	3-month USD-LIBOR	0.88144	11/9/2017	348,000	(1,482)
Receive	LCH	3-month USD-LIBOR	0.979	11/12/2017	227,000	(577)
Receive	LCH	3-month USD-LIBOR	0.947	11/17/2017	98,000	(312)
Pay	LCH	3-month USD-LIBOR	0.9675	12/3/2017	286,000	901
Pay	LCH	3-month USD-LIBOR	1.042	12/14/2017	245,000	490
Receive	LCH	3-month USD-LIBOR	1.0455	12/18/2017	140,000	(288)
Receive	LCH	3-month USD-LIBOR	1.101	12/22/2017	261,000	(300)
Pay	LCH	3-month USD-LIBOR	1.11	12/24/2017	122,000	131
Receive	LCH	3-month USD-LIBOR	1.2375	7/16/2018	50,000	(79)
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	175,000	1,818
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	175,000	1,825
Receive	LCH	3-month USD-LIBOR	1.2925	12/10/2018	98,000	(278)
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	100,000	998
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	86,600	881
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	34,700	348
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	64,000	705
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	64,000	647
Receive	LCH	3-month USD-LIBOR	1.7725	8/11/2019	133,000	1,210
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	127,000	1,158
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	52,000	722
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	48,000	376
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	52,000	125
Receive	LCH	3-month USD-LIBOR	1.45	2/2/2020	360,000	(2,041)
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	80,000	192
Receive	LCH	3-month USD-LIBOR	1.672	2/26/2020	43,000	124
Receive	LCH	3-month USD-LIBOR	1.663	5/6/2020	57,000	85
Pay	LCH	3-month USD-LIBOR	1.5875	9/2/2020	50,000	195
Receive	LCH	3-month USD-LIBOR	1.611	11/17/2020	50,000	(213)
Pay	LCH	3-month USD-LIBOR	1.594	11/25/2020	50,000	262
Receive	LCH	3-month USD-LIBOR	1.569	12/2/2020	79,000	(517)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 151 of 160

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	1.52%	12/3/2020	$8,000	$71
Pay	LCH	3-month USD-LIBOR	1.61	12/7/2020	117,000	552
Receive	LCH	3-month USD-LIBOR	1.587	12/11/2020	210,000	(1,254)
Receive	LCH	3-month USD-LIBOR	1.6395	12/14/2020	65,000	(229)
Receive	LCH	3-month USD-LIBOR	1.6795	12/22/2020	99,000	(188)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	94,000	65
Pay	LCH	3-month USD-LIBOR	1.727	1/5/2021	42,000	—
Pay	LCH	3-month USD-LIBOR	1.75918	4/29/2022	58,000	400
Receive	LCH	3-month USD-LIBOR	1.9345	5/6/2022	20,000	72
Receive	LCH	3-month USD-LIBOR	2.138	6/22/2022	25,000	379
Receive	LCH	3-month USD-LIBOR	2.0785	6/23/2022	45,000	514
Pay	LCH	3-month USD-LIBOR	1.9605	8/5/2022	36,000	(131)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	280,000	1,546
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	280,000	1,291
Receive	LCH	3-month USD-LIBOR	1.79	9/28/2022	38,000	(321)
Receive	LCH	3-month USD-LIBOR	1.705	10/5/2022	50,000	(701)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	21,000	(50)
Receive	LCH	3-month USD-LIBOR	1.847	11/27/2022	44,000	(251)
Receive	LCH	3-month USD-LIBOR	1.8115	12/4/2022	29,000	(238)
Receive	LCH	3-month USD-LIBOR	1.9225	12/18/2022	36,000	(45)
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(799)
Pay	LCH	3-month USD-LIBOR	2.2245	9/14/2025	45,000	(262)
Pay	LCH	3-month USD-LIBOR	2.193	9/23/2025	27,500	(74)
Pay	LCH	3-month USD-LIBOR	2.198	9/23/2025	27,500	(87)
Pay	LCH	3-month USD-LIBOR	1.905	10/6/2025	55,000	1,288
Receive	LCH	3-month USD-LIBOR	1.9545	10/19/2025	33,000	(631)
Receive	LCH	3-month USD-LIBOR	1.9865	10/26/2025	42,000	(685)
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	61,000	270
Pay	LCH	3-month USD-LIBOR	2.2395	11/12/2025	2,000	(13)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	32,000	176
Pay	LCH	3-month USD-LIBOR	2.151	12/22/2025	51,000	129
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	62,000	(861)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	62,000	(1,034)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	45,000	(6,947)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	16,000	(2,029)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	16,000	(2,132)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	12,000	(234)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	11,000	253
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	2,000	51
Pay	LCH	3-month USD-LIBOR	2.343	3/25/2045	2,000	117
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	60,000	(1,129)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	36,000	789
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	24,000	479
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	10,000	185
Pay	LCH	3-month USD-LIBOR	2.5375	11/3/2045	18,400	318
Pay	LCH	3-month USD-LIBOR	2.6445	11/10/2045	11,500	(70)
Pay	LCH	3-month USD-LIBOR	2.7025	11/12/2045	9,000	(169)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	258
Pay	LCH	3-month USD-LIBOR	2.5295	12/2/2045	18,000	343
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	9,000	52
Pay	LCH	3-month USD-LIBOR	2.5885	12/23/2045	22,500	147
						$1,228
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 152 of 160

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $46,035,000, which represented 1.50% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $102,448,000, which represented 3.35% of the net assets of the fund.

Key to abbreviations
LCH = LCH.Clearnet
TBA = To-be-announced
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 153 of 160

Cash Management Fund
Investment portfolio
December 31, 2015
Short-term securities 98.51% Federal agency discount notes 49.96%	Principal amount (000)	Value (000)
Federal Farm Credit Banks 0.28% due 1/21/2016	$10,800	$10,799
Federal Home Loan Bank 0.12%–0.31% due 1/14/2016–3/21/2016	83,400	83,386
Freddie Mac 0.14%–0.46% due 1/12/2016–4/14/2016	87,400	87,372
		181,557
Commercial paper 24.48%
Apple Inc. 0.20% due 1/19/2016[1]	11,100	11,098
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.38% due 1/4/2016	4,000	4,000
Caisse d’Amortissement de la Dette Sociale 0.23% due 1/4/2016[1]	9,700	9,700
ExxonMobil Corp. 0.27% due 1/19/2016	8,900	8,898
General Electric Co. 0.15% due 1/4/2016	10,500	10,500
Mitsubishi UFJ Trust and Banking Corp. 0.28% due 1/12/2016[1]	7,900	7,899
Private Export Funding Corp. 0.40% due 1/27/2016[1]	4,900	4,898
Province of Ontario 0.39% due 1/20/2016	2,100	2,099
Québec (Province of) 0.40% due 1/20/2016[1]	11,700	11,698
Scotiabank Inc. 0.22% due 1/4/2016[1]	11,000	11,000
Sumitomo Mitsui Banking Corp. 0.48% due 2/23/2016[1]	7,200	7,195
		88,985
U.S. Treasury 24.07%
U.S. Treasury Bills 0.05%–0.21% due 1/7/2016–4/21/2016	87,500	87,488
Total short-term securities (cost: $358,005,000)		358,030
Bonds, notes & other debt instruments 1.38% U.S. Treasury bonds & notes 1.38%
U.S. Treasury 0.313% 2016[2]	5,000	4,999
Total bonds, notes & other debt instruments (cost: $4,998,000)		4,999
Total investment securities 99.89% (cost: $363,003,000)		363,029
Other assets less liabilities 0.11%		407
Net assets 100.00%		$363,436
[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $63,489,000, which represented 17.47% of the net assets of the fund.
[2]	Coupon rate may change periodically.
American Funds Insurance Series — Cash Management Fund — Page 154 of 160

Managed Risk Growth Fund
Investment portfolio
December 31, 2015
Growth funds 92.95%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,992,870	$135,555
Total growth funds (cost: $147,876,000)		135,555
Short-term securities 5.13%
Government Cash Management Fund	7,479,237	7,479
Total short-term securities (cost: $7,479,000)		7,479
Total investment securities 98.08% (cost: $155,355,000)		143,034
Other assets less liabilities 1.92%		2,798
Net assets 100.00%		$145,832
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $33,032,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2015 (000)
S&P 500 E-mini Index Contracts	CME	Short	361	March 2016	$36,701	$(38)
Russell 2000 Mini Index Contracts	ICE	Short	60	March 2016	6,807	18
S&P Mid 400 E-mini Index Contracts	CME	Short	17	March 2016	2,372	3
British Pound Currency Contracts	CME	Short	16	March 2016	1,505	31
Euro Currency Contracts	CME	Short	10	March 2016	1,364	3
FTSE 100 Index Contracts	LIFFE	Short	15	March 2016	1,321	(47)
Euro Stoxx 50 Index Contracts	EUREX	Short	33	March 2016	1,159	(12)
Nikkei 225 Index Contracts	OSE	Short	5	March 2016	798	17
Japanese Yen Currency Contracts	CME	Short	7	March 2016	715	(14)
Mini MSCI Emerging Market Index Contracts	ICE	Short	18	March 2016	704	(4)
						$(43)

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk Growth Fund — Page 155 of 160

Managed Risk International Fund
Investment portfolio
December 31, 2015
Growth funds 91.75%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,220,151	$76,300
Total growth funds (cost: $86,949,000)		76,300
Short-term securities 5.16%
Government Cash Management Fund	4,290,125	4,290
Total short-term securities (cost: $4,290,000)		4,290
Total investment securities 96.91% (cost: $91,239,000)		80,590
Other assets less liabilities 3.09%		2,570
Net assets 100.00%		$83,160
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $28,989,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Euro Currency Contracts	CME	Short	77	March 2016	$10,515	$38
Mini MSCI Emerging Market Index Contracts	ICE	Short	269	March 2016	10,502	(90)
Euro Stoxx 50 Index Contracts	EUREX	Short	281	March 2016	9,867	(105)
Nikkei 225 Index Contracts	OSE	Short	26	March 2016	4,156	93
British Pound Currency Contracts	CME	Short	40	March 2016	3,764	80
Japanese Yen Currency Contracts	CME	Short	36	March 2016	3,688	(62)
FTSE 100 Index Contracts	LIFFE	Short	40	March 2016	3,520	(128)
Russell 2000 Mini Index Contracts	ICE	Short	12	March 2016	1,366	8
S&P 500 E-mini Index Contracts	CME	Short	5	March 2016	509	—*
						$(166)
*	Amount less than one thousand.

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk International Fund — Page 156 of 160

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
December 31, 2015
Growth-and-income funds 93.15%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	10,142,310	$127,996
Total growth-and-income funds (cost: $143,247,000)		127,996
Short-term securities 4.43%
Government Cash Management Fund	6,076,888	6,077
Total short-term securities (cost: $6,077,000)		6,077
Total investment securities 97.58% (cost: $149,324,000)		134,073
Other assets less liabilities 2.42%		3,332
Net assets 100.00%		$137,405
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $36,646,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2015 (000)
S&P 500 E-mini Index Contracts	CME	Short	503	March 2016	$51,149	$(41)
Euro Currency Contracts	CME	Short	10	March 2016	1,360	(1)
Euro Stoxx 50 Index Contracts	EUREX	Short	36	March 2016	1,265	(13)
FTSE 100 Index Contracts	LIFFE	Short	13	March 2016	1,144	(42)
British Pound Currency Contracts	CME	Short	12	March 2016	1,128	23
Russell 2000 Mini Index Contracts	ICE	Short	7	March 2016	797	5
Mini MSCI Emerging Market Index Contracts	ICE	Short	8	March 2016	312	(2)
						$(71)

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 157 of 160

Managed Risk Growth-Income Fund
Investment portfolio
December 31, 2015
Growth-and-income funds 93.38%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	2,523,169	$114,552
Total growth-and-income funds (cost: $127,162,000)		114,552
Short-term securities 4.71%
Government Cash Management Fund	5,778,462	5,778
Total short-term securities (cost: $5,778,000)		5,778
Total investment securities 98.09% (cost: $132,940,000)		120,330
Other assets less liabilities 1.91%		2,339
Net assets 100.00%		$122,669
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $26,372,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2015 (000)
S&P 500 E-mini Index Contracts	CME	Short	339	March 2016	$34,396	$(104)
Russell 2000 Mini Index Contracts	ICE	Short	20	March 2016	2,263	—*
Euro Currency Contracts	CME	Short	13	March 2016	1,776	7
Euro Stoxx 50 Index Contracts	EUREX	Short	43	March 2016	1,510	(17)
S&P Mid 400 E-mini Index Contracts	CME	Short	9	March 2016	1,258	4
British Pound Currency Contracts	CME	Short	11	March 2016	1,037	24
FTSE 100 Index Contracts	LIFFE	Short	11	March 2016	967	(36)
Japanese Yen Currency Contracts	CME	Short	4	March 2016	411	(6)
Mini MSCI Emerging Market Index Contracts	ICE	Short	9	March 2016	351	(3)
Nikkei 225 Index Contracts	OSE	Short	2	March 2016	317	5
						$(126)
*	Amount less than one thousand.

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 158 of 160

Managed Risk Asset Allocation Fund
Investment portfolio
December 31, 2015
Asset allocation funds 93.55%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	120,910,667	$2,493,178
Total asset allocation funds (cost: $2,630,946,000)		2,493,178
Short-term securities 5.93%
Government Cash Management Fund	157,858,165	157,858
Total short-term securities (cost: $157,858,000)		157,858
Total investment securities 99.48% (cost: $2,788,804,000)		2,651,036
Other assets less liabilities 0.52%		13,983
Net assets 100.00%		$2,665,019
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $240,350,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2015 (000)
S&P 500 E-mini Index Contracts	CME	Short	1,675	March 2016	$169,120	$(1,344)
Russell 2000 Mini Index Contracts	ICE	Short	107	March 2016	11,985	(122)
Euro Stoxx 50 Index Contracts	EUREX	Short	217	March 2016	7,594	(108)
Euro Currency Contracts	CME	Short	44	March 2016	6,036	48
Mini MSCI Emerging Market Index Contracts	ICE	Short	143	March 2016	5,648	17
S&P Mid 400 E-mini Index Contracts	CME	Short	14	March 2016	1,935	(16)
Nikkei 225 Index Contracts	OSE	Short	10	March 2016	1,585	22
Japanese Yen Currency Contracts	CME	Short	10	March 2016	1,032	(9)
FTSE 100 Index Contracts	LIFFE	Short	8	March 2016	706	(23)
British Pound Currency Contracts	CME	Short	6	March 2016	562	9
						$(1,526)

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 159 of 160

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
INGEFPX-998-0216O-S49182	American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 160 of 160

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the investment portfolios (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund (seventeen of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2015, and the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and investment portfolios (hereafter referred to as "financial statements") are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California

February 5, 2016

Global Growth Fund

Summary investment portfolio December 31, 2015

Common stocks 95.56%	Shares	Value (000)
Information technology 21.22%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	24,065,000	$103,842
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	710,000	16,153
ASML Holding NV1	680,897	60,679
ASML Holding NV (New York registered)	647,176	57,450
Microsoft Corp.	1,790,000	99,309
Visa Inc., Class A	1,053,200	81,676
Nintendo Co., Ltd.[1]	561,000	77,228
Alcatel-Lucent[1,2]	18,213,536	72,076
Alphabet Inc., Class A2	67,700	52,671
Alphabet Inc., Class C2	19,052	14,458
Alibaba Group Holding Ltd. (ADR)[2]	781,050	63,476
AAC Technologies Holdings Inc.[1]	8,132,040	52,869
Murata Manufacturing Co., Ltd.[1]	366,500	52,603
Avago Technologies Ltd.	350,200	50,832
Naver Corp.[1]	85,222	47,461
LinkedIn Corp., Class A2	173,800	39,119
Cognizant Technology Solutions Corp., Class A2	620,000	37,212
Tencent Holdings Ltd.[1]	1,800,000	35,114
ASM Pacific Technology Ltd.[1]	4,443,800	34,766
Other securities		125,146
		1,174,140

Consumer discretionary 19.92%
Amazon.com, Inc.[2]	446,900	302,055
Home Depot, Inc.	1,161,000	153,542
Priceline Group Inc.[2]	92,000	117,295
Industria de Diseño Textil, SA1	1,570,000	53,877
Woolworths Holdings Ltd.[1]	6,662,000	43,050
ASOS PLC[1,2]	802,304	40,536
McDonald’s Corp.	293,000	34,615
Other securities		357,307
		1,102,277

Health care 19.33%
Novo Nordisk A/S, Class B1	4,491,000	258,144
Vertex Pharmaceuticals Inc.[2]	1,419,000	178,553
Regeneron Pharmaceuticals, Inc.[2]	311,400	169,050
UnitedHealth Group Inc.	605,000	71,172
Express Scripts Holding Co.[2]	770,000	67,306
Bristol-Myers Squibb Co.	865,600	59,544
Bayer AG1	349,300	43,824
Novartis AG1	440,000	37,610
Sartorius AG, non-registered shares, nonvoting preferred[1]	143,000	37,336
Merck & Co., Inc.	664,000	35,072
Other securities		112,083
		1,069,694

Financials 12.67%
AIA Group Ltd.[1]	15,387,900	91,674
JPMorgan Chase & Co.	1,065,000	70,322
ORIX Corp.[1]	4,990,000	70,001
Moody’s Corp.	569,000	57,093
Indiabulls Housing Finance Ltd.[1]	3,523,000	39,004
Tokio Marine Holdings, Inc.[1]	972,600	37,475
ICICI Bank Ltd.[1]	8,925,000	35,012
Other securities		300,733
		701,314

American Funds Insurance Series

Global Growth Fund

Common stocks	Shares	Value (000)
Consumer staples 7.42%
Associated British Foods PLC[1]	2,265,000	$111,491
Kao Corp.[1]	1,398,000	71,740
Seven & i Holdings Co., Ltd.[1]	741,500	33,809
Other securities		193,875
		410,915

Industrials 5.58%
Airbus Group SE, non-registered shares[1]	645,000	43,308
KONE Oyj, Class B1	880,000	37,000
International Consolidated Airlines Group, SA (CDI)[1]	3,620,000	32,308
Other securities		196,181
		308,797

Telecommunication services 2.31%
SoftBank Group Corp.[1]	1,068,000	53,821
BT Group PLC[1]	6,709,356	46,370
Other securities		27,813
		128,004

Other 3.50%
Other securities		193,230

Miscellaneous 3.61%
Other common stocks in initial period of acquisition		199,726

Total common stocks (cost: $4,015,086,000)		5,288,097

Bonds, notes & other debt instruments 0.10%	Principal amount (000)
U.S. Treasury bonds & notes 0.10%
U.S. Treasury 0.10%
Other securities		5,190

Total bonds, notes & other debt instruments (cost: $5,191,000)		5,190

Short-term securities 4.74%
Federal Home Loan Bank 0.13%–0.22% due 1/15/2016–4/5/2016	$174,500	174,451
Toronto-Dominion Holdings USA Inc. 0.45% due 3/23/2016[3]	44,000	43,947
Other securities		44,092

Total short-term securities (cost: $262,499,000)		262,490
Total investment securities 100.40% (cost: $4,282,776,000)		5,555,777
Other assets less liabilities (0.40)%		(22,145)

Net assets 100.00%		$5,533,632

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were pledged as collateral. The total value of pledged collateral was $391,000, which represented less than .01% of the net assets of the fund.

American Funds Insurance Series

Global Growth Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $94,368,000.

			Contract amount		Unrealized depreciation
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Japanese yen	1/11/2016	Bank of America, N.A.	$7,185	¥884,000	$(171)
Japanese yen	1/12/2016	JPMorgan Chase	$1,304	¥160,000	(27)
Japanese yen	1/29/2016	Bank of America, N.A.	$2,939	¥360,000	(59)
Japanese yen	1/29/2016	Citibank	$3,346	¥410,000	(67)
Japanese yen	1/29/2016	Bank of America, N.A.	$12,855	¥1,575,000	(257)
Japanese yen	2/12/2016	Bank of America, N.A.	$1,327	¥160,000	(5)
Japanese yen	2/18/2016	UBS AG	$1,329	¥160,000	(4)
					$(590)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,649,062,000, which represented 47.87% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $96,223,000, which represented 1.74% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CDI = CREST Depository Interest

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio December 31, 2015

Common stocks 84.53%	Shares	Value (000)
Consumer discretionary 18.40%
Expedia, Inc.	547,225	$68,020
Lions Gate Entertainment Corp.	1,821,000	58,982
zooplus AG, non-registered shares[1,2,3]	357,716	56,790
Domino’s Pizza, Inc.	423,300	47,092
Cedar Fair, LP	687,000	38,362
Tele Columbus AG1,2	3,285,000	32,990
Penske Automotive Group, Inc.	729,000	30,866
Melco Crown Entertainment Ltd. (ADR)	1,432,000	24,058
Ted Baker PLC[2]	517,162	22,759
Other securities		398,619
		778,538

Health care 15.47%
athenahealth, Inc.[1]	396,600	63,841
Myriad Genetics, Inc.[1]	1,274,898	55,025
Ultragenyx Pharmaceutical Inc.[1]	483,768	54,269
Illumina, Inc.[1]	273,800	52,554
Hikma Pharmaceuticals PLC[2]	1,424,000	48,222
Endo International PLC[1]	759,224	46,480
GW Pharmaceuticals PLC (ADR)[1]	559,950	38,883
Insulet Corp.[1]	907,533	34,314
bluebird bio, Inc.[1]	485,765	31,196
Kite Pharma, Inc.[1]	385,539	23,757
Other securities		205,993
		654,534

Information technology 13.28%
Qorvo, Inc.[1]	1,783,038	90,757
AAC Technologies Holdings Inc.[2]	8,558,600	55,642
Palo Alto Networks, Inc.[1]	282,991	49,846
Kakaku.com, Inc.[2]	1,575,000	31,093
Topcon Corp.[2]	1,360,510	23,023
Sunny Optical Technology (Group) Co., Ltd.[2]	10,024,000	22,902
YY Inc., Class A (ADR)[1]	363,000	22,677
Other securities		265,886
		561,826

Industrials 9.58%
International Container Terminal Services, Inc.[2]	30,840,000	45,992
AA PLC[2]	7,606,604	35,022
ITT Corp.	801,000	29,092
Moog Inc., Class A1	432,100	26,185
Other securities		269,241
		405,532

Consumer staples 6.76%
Sprouts Farmers Market, Inc.[1]	3,726,926	99,099
COSMOS Pharmaceutical Corp.[2]	224,000	35,284
Herbalife Ltd.[1]	579,500	31,073
Puregold Price Club, Inc.[2]	37,418,000	27,564
Other securities		93,086
		286,106

Financials 6.72%
Kotak Mahindra Bank Ltd.[2]	3,282,732	35,882
Essent Group Ltd.[1]	1,249,064	27,342
Kemper Corp.	700,000	26,075
Avanza Bank Holding AB2	599,614	26,026
Other securities		169,099
		284,424

American Funds Insurance Series

Global Small Capitalization Fund

Common stocks (continued)	Shares	Value (000)
Energy 3.80%
InterOil Corp.[1]	1,184,235	$37,209
Laredo Petroleum, Inc.[1]	4,534,000	36,227
Other securities		87,573
		161,009

Materials 3.61%
PolyOne Corp.	720,168	22,873
Other securities		129,705
		152,578

Utilities 1.91%
ENN Energy Holdings Ltd.[2]	9,515,700	50,443
Other securities		30,380
		80,823

Telecommunication services 0.06%
Other securities		2,433

Miscellaneous 4.94%
Other common stocks in initial period of acquisition		209,226

Total common stocks (cost: $3,454,748,000)		3,577,029

Rights & warrants 0.01%
Energy 0.00%
Other securities		46

Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		271

Total rights & warrants (cost: $280,000)		317

Convertible stocks 0.16%
Health care 0.16%
Other securities		6,913

Total convertible stocks (cost: $3,307,000)		6,913

Bonds, notes & other debt instruments 0.22%	Principal amount (000)
U.S. Treasury bonds & notes 0.22%
U.S. Treasury 0.22%
Other securities		9,152

Total bonds, notes & other debt instruments (cost: $9,155,000)		9,152

Short-term securities 15.04%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.42% due 1/22/2016	$35,500	35,492
Fannie Mae 0.23% due 3/1/2016	23,300	23,295
Federal Home Loan Bank 0.12%–0.52% due 1/8/2016–5/27/2016	382,100	381,973
Liberty Street Funding Corp. 0.49% due 3/1/2016[4]	25,800	25,774
Mizuho Bank, Ltd. 0.28%–0.35% due 1/14/2016–2/25/2016[4]	81,200	81,175
National Australia Bank Ltd. 0.24% due 2/2/2016[4]	26,900	26,893

American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities	Principal amount (000)	Value (000)
Svenska Handelsbanken Inc. 0.32% due 2/8/2016[4]	$31,300	$31,286
Total Capital Canada Ltd. 0.19% due 1/25/2016[4]	27,100	27,094
Other securities		3,399

Total short-term securities (cost: $636,353,000)		636,381
Total investment securities 99.96% (cost: $4,103,843,000)		4,229,792
Other assets less liabilities 0.04%		1,711

Net assets 100.00%		$4,231,503

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $56,654,000.

					Unrealized (depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	1/25/2016	UBS AG	$359	A$500	$ (5)
Australian dollars	2/18/2016	Barclays Bank PLC	$360	A$500	(3)
British pounds	1/29/2016	HSBC Bank	$39,514	£26,517	419
British pounds	1/29/2016	Citibank	$17,975	£12,070	180
Euros	1/29/2016	HSBC Bank	$3,892	€3,586	(8)
Japanese yen	1/12/2016	UBS AG	$4,306	¥528,290	(90)
Singapore dollars	2/24/2016	Barclays Bank PLC	$5,367	S$7,612	8
					$501

American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2015 (000)
zooplus AG, non-registered shares[1,2]	357,716	—	—	357,716	$—	$56,790
JVM Co., Ltd.[1,2]	411,500	—	—	411,500	—	19,489
Time Technoplast Ltd.[2]	11,888,000	—	—	11,888,000	90	10,131
Venture Global LNG, Inc., Class C1,2,4,5	—	2,760	—	2,760	—	8,280
Victoria Oil & Gas PLC[1,2]	6,966,560	—	—	6,966,560	—	3,613
Mauna Kea Technologies SA1,2	881,400	77,000	—	958,400	—	3,200
Sylvania Platinum Ltd. (CDI)[1,2]	15,000,000	—	—	15,000,000	—	1,686
Canadian Overseas Petroleum Ltd.[1]	19,225,000	2,555,000	10,555,000	11,225,000	—	325
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2]	6,050,000	—	—	6,050,000	—	178
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2]	2,555,000	—	—	2,555,000	—	46
Indochine Mining Ltd.[1,2]	73,199,466	—	—	73,199,466	—	—
Airesis SA6	3,231,392	—	3,231,392	—	—	—
Wildhorse Energy Ltd.[6]	540,900	—	540,900	—	—	—
Wildhorse Energy Ltd. (CDI)[6]	240,859	540,900	781,759	—	—	—
Wildhorse Energy Ltd., rights, expire 2015[6]	2,704,500	—	2,704,500	—	—	—
Wildhorse Energy Ltd., rights, expire 2015 (GBP denominated)[6]	1,204,295	—	1,204,295	—	—	—
					$90	$103,738

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,610,284,000, which represented 38.05% of the net assets of the fund. This amount includes $1,549,663,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $209,179,000, which represented 4.94% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Unaffiliated issuer at 12/31/2015.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Class C	5/1/2015	$8,280	$8,280	.20%
Stemcentrx, Inc., Series F-1, convertible preferred	6/10/2014	3,307	6,913	.16
Total private placement securities		$11,587	$15,193	.36%

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

A$ = Australian dollars

€ = Euros

GBP/£ = British pounds

¥ = Japanese yen

S$ = Singapore dollars

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund

Summary investment portfolio December 31, 2015

Common stocks 96.79%	Shares	Value (000)
Consumer discretionary 22.46%
Amazon.com, Inc.[1]	2,144,216	$1,449,254
Home Depot, Inc.	6,170,000	815,982
Comcast Corp., Class A	8,785,000	495,738
Twenty-First Century Fox, Inc., Class A	8,285,000	225,021
Charter Communications, Inc., Class A1	1,106,000	202,509
Starbucks Corp.	3,185,000	191,196
NIKE, Inc., Class B	2,680,000	167,500
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	840,000	155,400
MGM Resorts International[1]	6,037,900	137,181
Other securities		1,055,395
		4,895,176

Information technology 21.33%
Microsoft Corp.	13,810,000	766,179
Facebook, Inc., Class A1	4,332,685	453,459
ASML Holding NV (New York registered)	3,034,016	269,330
ASML Holding NV2	1,808,186	161,139
Visa Inc., Class A	4,332,000	335,947
Alphabet Inc., Class A1	224,000	174,274
Alphabet Inc., Class C1	195,625	148,456
Avago Technologies Ltd.	2,215,100	321,522
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	48,537,000	209,441
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,425,392	32,428
Apple Inc.	2,256,300	237,498
LinkedIn Corp., Class A1	788,650	177,509
Nintendo Co., Ltd.[2]	1,114,960	153,487
salesforce.com, inc.[1]	1,915,000	150,136
Other securities		1,057,526
		4,648,331

Health care 17.17%
Express Scripts Holding Co.[1]	4,793,208	418,974
UnitedHealth Group Inc.	3,330,000	391,741
Regeneron Pharmaceuticals, Inc.[1]	627,400	340,597
Vertex Pharmaceuticals Inc.[1]	2,492,000	313,568
Incyte Corp.[1]	2,842,500	308,269
Centene Corp.[1]	4,104,200	270,097
Hologic, Inc.[1]	5,043,000	195,114
Humana Inc.	993,200	177,296
Thermo Fisher Scientific Inc.	1,240,000	175,894
Other securities		1,151,865
		3,743,415

Financials 12.82%
Wells Fargo & Co.	10,401,096	565,404
Berkshire Hathaway Inc., Class A1	1,710	338,238
Berkshire Hathaway Inc., Class B1	363,734	48,027
PNC Financial Services Group, Inc.	1,898,600	180,955
Legal & General Group PLC[2]	45,158,246	178,096
JPMorgan Chase & Co.	2,503,720	165,321
Capital One Financial Corp.	2,120,000	153,022
American International Group, Inc.	2,333,300	144,595
Onex Corp.	2,342,800	143,612
Other securities		878,050
		2,795,320

Consumer staples 8.82%
Costco Wholesale Corp.	2,330,000	376,295
Philip Morris International Inc.	3,615,000	317,795
Coca-Cola Co.	4,670,000	200,623
Kerry Group PLC, Class A2	2,000,000	165,510

American Funds Insurance Series

Growth Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Kroger Co.	3,710,000	$155,189
Constellation Brands, Inc., Class A	1,075,000	153,123
Other securities		553,807
		1,922,342

Industrials 6.13%
Boeing Co.	2,250,000	325,327
Oshkosh Corp.[3]	4,947,000	193,131
Rockwell Collins, Inc.	1,775,000	163,832
Other securities		653,434
		1,335,724

Energy 5.79%
Concho Resources Inc.[1]	2,149,000	199,556
Suncor Energy Inc.	5,502,090	142,036
Chevron Corp.	1,000,000	89,960
Other securities		829,647
		1,261,199

Other 2.07%
Other securities		452,735

Miscellaneous 0.20%
Other common stocks in initial period of acquisition		44,565

Total common stocks (cost: $14,299,040,000)		21,098,807

Rights & warrants 0.00%
Energy 0.00%
Other securities		336

Total rights & warrants (cost: $20,065,000)		336

Convertible stocks 0.06%
Consumer discretionary 0.06%
Other securities		13,104

Total convertible stocks (cost: $10,650,000)		13,104

Short-term securities 3.42%	Principal amount (000)
Chevron Corp. 0.17%–0.23% due 1/11/2016–2/16/2016[4]	$136,700	136,677
Federal Home Loan Bank 0.12%–0.58% due 1/8/2016–6/20/2016	416,200	415,818
Other securities		192,629

Total short-term securities (cost: $744,979,000)		745,124
Total investment securities 100.27% (cost: $15,074,734,000)		21,857,371
Other assets less liabilities (0.27)%		(59,687)

Net assets 100.00%		$21,797,684

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Growth Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2015 (000)
Oshkosh Corp.	4,947,000	—	—	4,947,000	$3,463	$193,131
KGen Power Corp.[1,2,5]	3,166,128	3,166,128	3,166,128	3,166,128	—	1,140
Myriad Genetics, Inc.[6]	3,480,000	—	1,195,753	2,284,247	—	—
FCB Financial Holdings, Inc., Class A6	265,000	1,625,000	210,000	1,680,000	—	—
					$3,463	$194,271

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,556,484,000, which represented 7.14% of the net assets of the fund. This amount includes $1,541,046,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $241,357,000, which represented 1.11% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Unaffiliated issuer at 12/31/2015.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$10,650	$13,104	.06%
KGen Power Corp.	12/19/2006	1,203	1,140	.01
Total private placement securities		$11,853	$14,244	.07%

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Fund

Summary investment portfolio December 31, 2015

Common stocks 90.88%	Shares	Value (000)
Financials 19.92%
AIA Group Ltd.[1]	34,295,700	$204,319
HDFC Bank Ltd.[1]	7,077,600	141,471
HDFC Bank Ltd. (ADR)	352,300	21,702
Barclays PLC[1]	47,214,347	152,818
Cheung Kong Property Holdings Ltd.[1]	19,409,836	125,216
Prudential PLC[1]	4,380,265	98,065
Credit Suisse Group AG1	3,174,427	68,610
UBS Group AG1	3,019,651	58,110
BNP Paribas SA1	966,046	54,682
Other securities		565,820
		1,490,813

Information technology 12.99%
Baidu, Inc., Class A (ADR)[2]	971,500	183,652
Tencent Holdings Ltd.[1]	9,337,900	182,164
Samsung Electronics Co., Ltd.[1]	108,419	115,773
Nintendo Co., Ltd.[1]	807,500	111,162
Alibaba Group Holding Ltd. (ADR)[2]	933,200	75,841
ASML Holding NV1	685,834	61,119
Murata Manufacturing Co., Ltd.[1]	315,500	45,283
Other securities		197,066
		972,060

Health care 12.39%
Novartis AG1	3,780,150	323,114
UCB SA1	1,115,496	100,408
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	1,735,509	56,087
Grifols, SA, Class A, non-registered shares[1]	440,500	20,279
Grifols, SA, Class B (ADR)	396,845	12,857
Bayer AG1	702,771	88,171
Takeda Pharmaceutical Co. Ltd.[1]	1,556,400	77,483
Novo Nordisk A/S, Class B1	1,096,000	62,999
Teva Pharmaceutical Industries Ltd. (ADR)	691,800	45,410
Other securities		140,036
		926,844

Consumer discretionary 12.14%
Toyota Motor Corp.[1]	1,509,700	92,666
Altice NV, Class A1,2	4,054,716	57,982
Numericable-SFR, non-registered shares[1]	1,771,571	64,322
Sands China Ltd.[1]	17,286,000	58,466
Galaxy Entertainment Group Ltd.[1]	17,563,000	54,760
Kering SA1	287,433	48,994
H & M Hennes & Mauritz AB, Class B1	1,297,377	46,199
Other securities		484,887
		908,276

Industrials 10.10%
Airbus Group SE, non-registered shares[1]	2,250,014	151,074
Jardine Matheson Holdings Ltd.[1]	1,091,600	53,001
Rolls-Royce Holdings PLC[1,2]	5,663,000	47,934
Babcock International Group PLC[1]	3,055,615	45,502
CK Hutchison Holdings Ltd.[1]	3,350,836	44,975
Other securities		412,984
		755,470

American Funds Insurance Series

International Fund

Common stocks	Shares	Value (000)
Consumer staples 7.14%
Nestlé SA1	1,351,700	$100,193
Pernod Ricard SA1	799,200	90,862
Associated British Foods PLC[1]	1,443,588	71,058
AMOREPACIFIC Corp.[1]	149,546	52,521
Other securities		219,380
		534,014

Utilities 5.14%
Power Grid Corp. of India Ltd.[1]	59,159,040	125,784
Cheung Kong Infrastructure Holdings Ltd.[1]	8,253,000	76,076
ENN Energy Holdings Ltd.[1]	11,618,000	61,587
SSE PLC[1]	2,093,404	46,877
Other securities		74,621
		384,945

Materials 4.44%
Syngenta AG1	200,250	78,599
HeidelbergCement AG1	747,240	60,961
Other securities		192,475
		332,035

Telecommunication services 2.85%
SoftBank Group Corp.[1]	1,459,400	73,546
Other securities		139,564
		213,110

Energy 2.58%
Other securities		193,443

Miscellaneous 1.19%
Other common stocks in initial period of acquisition		89,293

Total common stocks (cost: $6,428,351,000)		6,800,303

Rights & warrants 0.00%
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		242

Total rights & warrants (cost: $245,000)		242

Bonds, notes & other debt instruments 1.09%	Principal amount (000)
Corporate bonds & notes 0.58%
Other 0.58%
Other securities		42,998

Total corporate bonds & notes		42,998

U.S. Treasury bonds & notes 0.31%
U.S. Treasury 0.31%
Other securities		23,518

Bonds & notes of governments & government agencies outside the U.S. 0.20%
Other securities		14,670

Total bonds, notes & other debt instruments (cost: $92,818,000)		81,186

American Funds Insurance Series

International Fund

Short-term securities 7.79%	Principal amount (000)	Value (000)
ANZ New Zealand (International) Ltd. 0.40% due 1/13/2016[3]	$20,000	$19,997
Australia & New Zealand Banking Group, Ltd. 0.28% due 2/12/2016[3]	46,400	46,371
Federal Home Loan Bank 0.12%–0.30% due 1/8/2016–3/2/2016	128,400	128,386
Freddie Mac 0.20% due 2/24/2016	50,000	49,989
Liberty Street Funding Corp. 0.30% due 1/26/2016[3]	50,000	49,984
Toyota Credit Canada Inc. 0.43% due 3/24/2016	50,000	49,944
Other securities		238,015

Total short-term securities (cost: $582,721,000)		582,686
Total investment securities 99.76% (cost: $7,104,135,000)		7,464,417
Other assets less liabilities 0.24%		18,233

Net assets 100.00%		$7,482,650

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were pledged as collateral. The total value of pledged collateral was $480,000, which represented less than .01% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $177,465,000.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	1/25/2016	UBS AG	$2,512	A$3,500	$ (35)
British pounds	2/12/2016	UBS AG	$75,030	£50,000	1,313
Euros	1/22/2016	HSBC Bank	$4,020	€3,666	34
Euros	1/29/2016	Bank of America, N.A.	$18,782	€17,345	(82)
Japanese yen	1/12/2016	UBS AG	$12,863	¥1,578,000	(270)
Japanese yen	1/21/2016	Barclays Bank PLC	$43,427	¥5,269,000	(430)
Japanese yen	1/25/2016	Barclays Bank PLC	$11,629	¥1,413,000	(133)
South Korean won	1/14/2016	JPMorgan Chase	$3,217	KRW3,749,995	20

					$ 417

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $6,232,108,000, which represented 83.29% of the net assets of the fund. This amount includes $6,010,353,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $249,981,000, which represented 3.34% of the net assets of the fund.

Key to abbreviations and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

€ = Euros

£ = British pounds

¥ = Japanese yen

KRW = South Korean won

See Notes to Financial Statements

American Funds Insurance Series

New World Fund

Summary investment portfolio December 31, 2015

Common stocks 78.70%	Shares	Value (000)
Information technology 15.73%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,757,000	$46,417
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	12,285
AAC Technologies Holdings Inc.[1]	8,054,500	52,365
Baidu, Inc., Class A (ADR)[2]	250,700	47,392
Murata Manufacturing Co., Ltd.[1]	315,300	45,254
Mail.Ru Group Ltd. (GDR)[1,2]	1,778,359	39,987
Alcatel-Lucent[1,2]	6,315,000	24,990
Alibaba Group Holding Ltd. (ADR)[2]	252,800	20,545
Cognizant Technology Solutions Corp., Class A2	331,700	19,909
MasterCard Inc., Class A	200,000	19,472
Other securities		94,967
		423,583

Consumer discretionary 14.42%
Naspers Ltd., Class N1	395,419	54,064
Maruti Suzuki India Ltd.[1]	691,500	48,168
Ctrip.com International, Ltd. (ADR)[2]	986,700	45,714
Domino’s Pizza, Inc.	350,000	38,937
Ryohin Keikaku Co., Ltd.[1]	154,500	31,322
Kroton Educacional SA, ordinary nominative	9,471,200	22,815
Toyota Motor Corp.[1]	318,900	19,574
Mr Price Group Ltd.[1]	1,509,000	19,457
Other securities		108,395
		388,446

Financials 12.50%
ICICI Bank Ltd.[1]	6,053,830	23,749
ICICI Bank Ltd. (ADR)	1,075,500	8,421
Fibra Uno Administración, SA de CV	13,586,578	29,949
Citigroup Inc.	560,000	28,980
Housing Development Finance Corp. Ltd.[1]	1,353,000	25,705
AIA Group Ltd.[1]	4,291,600	25,568
American Tower Corp.	245,000	23,753
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,430,000	21,068
HDFC Bank Ltd. (ADR)	208,400	12,837
HDFC Bank Ltd.[1]	390,000	7,796
Other securities		128,972
		336,798

Health care 9.22%
Novo Nordisk A/S, Class B1	1,035,600	59,527
China Biologic Products, Inc.[2]	331,700	47,254
Novartis AG1	280,500	23,976
Novartis AG (ADR)	134,000	11,530
Hikma Pharmaceuticals PLC[1]	636,500	21,554
Other securities		84,473
		248,314

Consumer staples 7.04%
Lenta Ltd. (GDR)[1,2]	3,441,024	23,238
Lenta Ltd. (GDR)[1,2,3]	1,053,300	7,113
Pernod Ricard SA1	208,900	23,750
Hypermarcas SA, ordinary nominative[2]	3,848,100	21,116
Other securities		114,345
		189,562

American Funds Insurance Series

New World Fund

Common stocks (continued)	Shares	Value (000)
Industrials 5.70%
Airbus Group SE, non-registered shares[1]	431,929	$29,001
Cummins Inc.	290,200	25,540
ASSA ABLOY AB, Class B1	992,658	20,791
Other securities		78,132
		153,464

Energy 4.55%
Reliance Industries Ltd.[1]	3,042,302	46,447
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	6,339,853	27,261
Petróleo Brasileiro SA (Petrobras), preferred nominative[2]	563,600	955
Other securities		47,841
		122,504

Telecommunication services 1.82%
Reliance Communications Ltd.[1,2]	17,458,904	23,149
Other securities		25,863
		49,012

Materials 1.55%
Klabin SA, units	4,402,000	26,092
Other securities		15,776
		41,868

Utilities 1.24%
China Resources Gas Group Ltd.[1]	8,098,000	24,097
Other securities		9,402
		33,499

Miscellaneous 4.93%
Other common stocks in initial period of acquisition		132,894

Total common stocks (cost: $2,011,608,000)		2,119,944

Preferred securities 0.04%
Consumer discretionary 0.04%
Other securities		1,156

Total preferred securities (cost: $570,000)		1,156

Rights & warrants 2.42%
Consumer staples 1.93%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,2,3]	5,330,000	28,954
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2016[1,2,3]	3,790,000	23,000
		51,954

Consumer discretionary 0.49%
Other securities		13,312

Total rights & warrants (cost: $69,795,000)		65,266

Bonds, notes & other debt instruments 3.74%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.94%
Other securities		79,133

American Funds Insurance Series

New World Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Corporate bonds & notes 0.54%
Energy 0.33%
Petrobras Global Finance Co. 6.85% 2115	$4,870	$3,178
Petrobras International Finance Co. 3.875% 2016	640	638
Other securities		5,158
		8,974

Other 0.21%
Other securities		5,668

Total corporate bonds & notes		14,642

U.S. Treasury bonds & notes 0.26%
U.S. Treasury 0.26%
Other securities		7,065

Total bonds, notes & other debt instruments (cost: $111,127,000)		100,840

Short-term securities 14.69%
Federal Home Loan Bank 0.12%–0.32% due 1/8/2016–2/19/2016	202,900	202,876
Freddie Mac 0.51% due 4/26/2016	19,900	19,881
Gotham Funding Corp. 0.30% due 1/22/2016[3]	25,800	25,793
Nordea Bank AB 0.24% due 1/15/2016[3]	27,100	27,096
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[3]	31,800	31,789
Svenska Handelsbanken Inc. 0.32% due 2/11/2016[3]	63,500	63,470
USAA Capital Corp. 0.25% due 1/6/2016	24,700	24,699

Total short-term securities (cost: $395,594,000)		395,604
Total investment securities 99.59% (cost: $2,588,694,000)		2,682,810
Other assets less liabilities 0.41%		10,971

Net assets 100.00%		$2,693,781

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

New World Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $13,411,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2015 (000)
Sales:
Colombian pesos	1/15/2016	JPMorgan Chase	$917	COP2,829,400	$ 27
Euros	1/21/2016	HSBC Bank	$516	€475	— [4]
Euros	1/22/2016	HSBC Bank	$384	€350	3
Indian rupees	1/19/2016	JPMorgan Chase	$3,147	INR210,800	(29)
Japanese yen	2/12/2016	Bank of America, N.A.	$1,269	¥153,000	(5)
Japanese yen	2/18/2016	UBS AG	$523	¥63,000	(2)
Mexican pesos	1/15/2016	JPMorgan Chase	$231	MXN3,900	5
Mexican pesos	1/28/2016	Barclays Bank PLC	$663	MXN11,350	6
Mexican pesos	2/19/2016	UBS AG	$2,256	MXN38,600	25
South African rand	1/19/2016	UBS AG	$1,399	ZAR21,400	20
Turkish lira	1/15/2016	JPMorgan Chase	$255	TRY750	(2)
Turkish lira	1/20/2016	JPMorgan Chase	$266	TRY785	(2)
Turkish lira	1/21/2016	Bank of America, N.A.	$647	TRY1,950	(17)
Turkish lira	1/29/2016	Citibank	$578	TRY1,700	— [4]
					$ 29

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,399,865,000, which represented 51.97% of the net assets of the fund. This amount includes $1,299,479,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $242,472,000, which represented 9.00% of the net assets of the fund.
[4]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

COP = Colombian pesos

€ = Euros

INR = Indian rupees

¥ = Japanese yen

MXN = Mexican pesos

TRY = Turkish lira

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Blue Chip Income and Growth Fund

Summary investment portfolio December 31, 2015

Common stocks 95.58%	Shares	Value (000)
Health care 15.74%
Amgen Inc.	2,694,600	$437,414
Gilead Sciences, Inc.	1,600,412	161,946
Medtronic PLC	1,375,000	105,765
AbbVie Inc.	1,664,800	98,623
Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	78,899
Bristol-Myers Squibb Co.	1,125,000	77,389
Novartis AG (ADR)	708,500	60,959
Other securities		64,584
		1,085,579

Information technology 15.69%
Intel Corp.	7,787,000	268,262
Avago Technologies Ltd.	1,042,000	151,246
Western Union Co.	8,225,000	147,310
Texas Instruments Inc.	2,630,000	144,150
Microsoft Corp.	2,507,000	139,089
Oracle Corp.	2,900,000	105,937
Apple Inc.	770,000	81,050
Other securities		45,415
		1,082,459

Industrials 14.28%
Norfolk Southern Corp.	1,731,800	146,493
CSX Corp.	4,422,000	114,751
Union Pacific Corp.	1,269,000	99,236
Precision Castparts Corp.	420,000	97,444
Boeing Co.	580,000	83,862
General Electric Co.	2,400,000	74,760
General Dynamics Corp.	450,000	61,812
Illinois Tool Works Inc.	650,000	60,242
United Technologies Corp.	500,000	48,035
Other securities		198,815
		985,450

Telecommunication services 11.55%
Verizon Communications Inc.	7,491,339	346,250
AT&T Inc.	8,811,000	303,186
CenturyLink, Inc.	5,856,000	147,337
		796,773

Consumer staples 10.24%
Altria Group, Inc.	3,754,000	218,521
Philip Morris International Inc.	1,000,000	87,910
Kraft Heinz Co.	1,076,666	78,338
Mondelez International, Inc.	1,580,000	70,847
Kimberly-Clark Corp.	500,000	63,650
Coca-Cola Co.	1,250,000	53,700
ConAgra Foods, Inc.	1,200,000	50,592
Other securities		82,752
		706,310

Energy 6.22%
Canadian Natural Resources, Ltd.	6,736,000	147,047
Noble Energy, Inc.	2,488,000	81,930
Halliburton Co.	1,859,000	63,280
Cabot Oil & Gas Corp.	3,395,000	60,058
Exxon Mobil Corp.	546,300	42,584
Other securities		34,530
		429,429

American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 5.86%
Johnson Controls, Inc.	2,075,000	$81,942
General Motors Co.	2,000,000	68,020
Las Vegas Sands Corp.	1,548,000	67,864
McDonald’s Corp.	500,000	59,070
Priceline Group Inc.[1]	41,500	52,910
Royal Caribbean Cruises Ltd.	500,000	50,605
Other securities		23,518
		403,929

Materials 4.10%
Monsanto Co.	1,001,000	98,618
Other securities		183,942
		282,560

Financials 3.64%
JPMorgan Chase & Co.	1,190,000	78,576
American International Group, Inc.	1,146,000	71,017
Other securities		101,672
		251,265

Utilities 3.37%
Exelon Corp.	6,175,000	171,480
Other securities		60,962
		232,442

Miscellaneous 4.89%
Other common stocks in initial period of acquisition		337,176

Total common stocks (cost: $5,652,956,000)		6,593,372

Short-term securities 4.15%	Principal amount (000)
ExxonMobil Corp. 0.27% due 1/19/2016	$38,100	38,093
Federal Home Loan Bank 0.12%–0.58% due 1/7/2016–6/20/2016	167,700	167,640
General Electric Co. 0.15% due 1/4/2016	23,200	23,200
Other securities		57,080

Total short-term securities (cost: $285,975,000)		286,013
Total investment securities 99.73% (cost: $5,938,931,000)		6,879,385
Other assets less liabilities 0.27%		18,889

Net assets 100.00%		$6,898,274

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $10,299,000, which represented 0.15% of the net assets of the fund) were acquired in transactions exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Growth and Income Fund

Summary investment portfolio December 31, 2015

Common stocks 93.16%	Shares	Value (000)
Financials 16.42%
AXA SA1	1,634,360	$44,681
JPMorgan Chase & Co.	396,800	26,201
Wells Fargo & Co.	402,000	21,853
CME Group Inc., Class A	165,500	14,994
ICICI Bank Ltd. (ADR)	1,800,000	14,094
Crown Castle International Corp.	163,000	14,091
Iron Mountain Inc.	495,905	13,394
Banco Santander, SA (ADR)	2,000,000	9,740
Banco Santander, SA1	503,637	2,473
Other securities		130,234
		291,755

Consumer discretionary 14.09%
McDonald’s Corp.	305,000	36,033
Home Depot, Inc.	243,000	32,137
D.R. Horton, Inc.	750,000	24,022
Amazon.com, Inc.[2]	24,000	16,221
Comcast Corp., Class A	255,000	14,390
Toll Brothers, Inc.[2]	400,000	13,320
HUGO BOSS AG1	150,000	12,491
GameStop Corp., Class A	440,000	12,338
adidas AG1	123,825	12,066
Other securities		77,367
		250,385

Information technology 12.37%
Microsoft Corp.	1,147,000	63,636
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	13,290,800	57,351
Avago Technologies Ltd.	200,000	29,030
Cisco Systems, Inc.	500,000	13,577
Alibaba Group Holding Ltd. (ADR)[2]	160,000	13,003
Other securities		43,207
		219,804

Industrials 12.27%
Airbus Group SE, non-registered shares[1]	374,000	25,112
United Continental Holdings, Inc.[2]	400,000	22,920
Geberit AG1	60,000	20,181
American Airlines Group Inc.	445,000	18,846
Boeing Co.	120,000	17,351
Abertis Infraestructuras, SA, Class A1	935,550	14,583
SECOM Co., Ltd.[1]	185,000	12,519
Ryanair Holdings PLC (ADR)	141,375	12,223
General Electric Co.	275,000	8,566
Other securities		65,743
		218,044

Health care 8.53%
UnitedHealth Group Inc.	278,000	32,704
Merck & Co., Inc.	563,900	29,785
Novartis AG1	329,000	28,122
Medtronic PLC	211,000	16,230
Other securities		44,663
		151,504

American Funds Insurance Series

Global Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 8.48%
British American Tobacco PLC[1]	403,500	$22,410
Procter & Gamble Co.	225,000	17,867
Philip Morris International Inc.	190,000	16,703
Mead Johnson Nutrition Co.	165,000	13,027
Other securities		80,714
		150,721

Telecommunication services 5.05%
AT&T Inc.	610,000	20,990
Verizon Communications Inc.	234,117	10,821
Verizon Communications Inc. (CDI)[1]	145,105	6,739
Orange[1]	830,000	13,924
Other securities		37,281
		89,755

Energy 4.86%
ConocoPhillips	505,000	23,578
Chevron Corp.	237,000	21,321
Other securities		41,393
		86,292

Materials 3.90%
E.I. du Pont de Nemours and Co.	425,000	28,305
Newmont Mining Corp.	1,000,000	17,990
Other securities		23,021
		69,316

Utilities 2.21%
Exelon Corp.	500,000	13,885
Other securities		25,384
		39,269

Miscellaneous 4.98%
Other common stocks in initial period of acquisition		88,449

Total common stocks (cost: $1,462,436,000)		1,655,294

Preferred securities 0.03%
Consumer discretionary 0.03%
Other securities		489

Total preferred securities (cost: $256,000)		489

Bonds, notes & other debt instruments 0.14%	Principal amount (000)
U.S. Treasury bonds & notes 0.14%
U.S. Treasury 0.14%
Other securities		2,532

Total bonds, notes & other debt instruments (cost: $2,533,000)		2,532

American Funds Insurance Series

Global Growth and Income Fund

Short-term securities 6.85%	Principal amount (000)	Value (000)
American Honda Finance Corp. 0.20% due 1/7/2016	$20,000	$19,999
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.42% due 1/28/2016	20,000	19,994
Freddie Mac 0.51% due 4/26/2016	19,500	19,481
General Electric Co. 0.15% due 1/4/2016	10,300	10,300
Svenska Handelsbanken Inc. 0.40% due 3/2/2016[3]	20,000	19,984
Other securities		31,987

Total short-term securities (cost: $121,734,000)		121,745
Total investment securities 100.18% (cost: $1,586,959,000)		1,780,060
Other assets less liabilities (0.18)%		(3,278)

Net assets 100.00%		$1,776,782

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $20,442,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2015 (000)
Sales:
Australian dollars	1/22/2016	HSBC Bank	$1,784	A$2,450	$ 1
Australian dollars	1/29/2016	HSBC Bank	$817	A$1,150	(20)
Euros	1/21/2016	Citibank	$9,293	€8,425	132
Japanese yen	1/11/2016	Bank of America, N.A.	$1,935	¥238,000	(46)
Japanese yen	1/12/2016	JPMorgan Chase	$53	¥6,500	(1)
Japanese yen	1/29/2016	Bank of America, N.A.	$163	¥20,000	(3)
Japanese yen	1/29/2016	JPMorgan Chase	$225	¥27,500	(5)
Japanese yen	2/12/2016	Bank of America, N.A.	$54	¥6,500	— [4]
Japanese yen	2/18/2016	UBS AG	$54	¥6,500	— [4]
					$ 58

American Funds Insurance Series

Global Growth and Income Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
Rickmers Maritime[5]	54,840,000	239,493	28,934,600	26,144,893	$989	$—

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $660,724,000, which represented 37.19% of the net assets of the fund. This amount includes $656,554,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $41,972,000, which represented 2.36% of the net assets of the fund.
[4]	Amount less than one thousand.
[5]	Unaffiliated issuer at 12/31/2015.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

A$ = Australian dollars

€ = Euros

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio December 31, 2015

Common stocks 92.13%	Shares	Value (000)
Health care 16.27%
Amgen Inc.	5,038,858	$817,958
Gilead Sciences, Inc.	4,986,900	504,624
Express Scripts Holding Co.[1]	3,176,309	277,641
Stryker Corp.	2,385,241	221,684
Medtronic PLC	2,763,700	212,584
Alexion Pharmaceuticals, Inc.[1]	1,000,700	190,883
UnitedHealth Group Inc.	1,518,396	178,624
Illumina, Inc.[1]	919,330	176,461
Humana Inc.	943,600	168,442
Merck & Co., Inc.	2,835,080	149,749
Other securities		1,040,901
		3,939,551

Information technology 16.02%
Alphabet Inc., Class A1	461,350	358,935
Alphabet Inc., Class C1	459,052	348,365
Texas Instruments Inc.	10,865,959	595,563
Microsoft Corp.	9,373,727	520,054
Oracle Corp.	8,797,001	321,354
Intel Corp.	7,977,500	274,825
Avago Technologies Ltd.	1,507,100	218,756
Accenture PLC, Class A	2,010,500	210,097
Broadcom Corp., Class A	2,514,200	145,371
Other securities		885,907
		3,879,227

Consumer discretionary 12.74%
Amazon.com, Inc.[1]	1,121,000	757,673
Home Depot, Inc.	1,968,000	260,268
Twenty-First Century Fox, Inc., Class A	7,306,200	198,436
Netflix, Inc.[1]	1,621,677	185,487
Comcast Corp., Class A	3,093,000	174,538
Newell Rubbermaid Inc.	3,671,300	161,831
Other securities		1,346,437
		3,084,670

Financials 9.46%
State Street Corp.	3,659,300	242,831
Crown Castle International Corp.	2,682,400	231,893
Wells Fargo & Co.	4,010,900	218,032
Marsh & McLennan Companies, Inc.	3,426,100	189,977
JPMorgan Chase & Co.	2,594,300	171,302
Other securities		1,235,508
		2,289,543

Consumer staples 8.71%
Philip Morris International Inc.	4,578,330	402,481
Coca-Cola Co.	6,371,900	273,737
Kroger Co.	5,629,200	235,469
CVS Health Corp.	1,670,000	163,276
Altria Group, Inc.	2,604,000	151,579
Other securities		882,451
		2,108,993

Industrials 8.60%
Union Pacific Corp.	4,115,069	321,798
General Dynamics Corp.	1,773,000	243,539
Norfolk Southern Corp.	1,866,314	157,872
CSX Corp.	5,825,600	151,174
Other securities		1,207,518
		2,081,901

American Funds Insurance Series

Growth-Income Fund

Common stocks (continued)		Value
	Shares	(000)
Energy 6.97%
ConocoPhillips	5,604,460	$261,672
EOG Resources, Inc.	2,565,400	181,605
Royal Dutch Shell PLC, Class A (ADR)	3,251,000	148,863
Chevron Corp.	1,642,000	147,714
Schlumberger Ltd.	2,055,000	143,336
Other securities		805,578
		1,688,768

Materials 6.03%
Celanese Corp., Series A	5,805,900	390,911
Monsanto Co.	2,838,200	279,620
Dow Chemical Co.	4,352,900	224,087
Other securities		565,434
		1,460,052

Telecommunication services 2.60%
Verizon Communications Inc.	11,362,701	525,184
Other securities		103,396
		628,580

Utilities 1.09%
Sempra Energy	1,649,600	155,079
Other securities		109,382
		264,461

Miscellaneous 3.64%
Other common stocks in initial period of acquisition		881,557

Total common stocks (cost: $17,326,562,000)		22,307,303

Convertible stocks 0.03%
Financials 0.02%
Other securities		4,560

Miscellaneous 0.01%
Other convertible stocks in initial period of acquisition		4,272

Total convertible stocks (cost: $9,587,000)		8,832

Convertible bonds 0.19%	Principal amount (000)
Information technology 0.19%
Other securities		46,232

Total convertible bonds (cost: $27,669,000)		46,232

Bonds, notes & other debt instruments 0.07%
Corporate bonds & notes 0.07%
Telecommunication services 0.07%
Other securities		16,650

Total bonds, notes & other debt instruments (cost: $16,700,000)		16,650

American Funds Insurance Series

Growth-Income Fund

Short-term securities 7.64%	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.11%–0.47% due 1/4/2016–5/20/2016	$824,070	$823,852
Microsoft Corp. 0.19% due 1/13/2016[2]	40,000	39,997
Other securities		985,926

Total short-term securities (cost: $1,849,657,000)		1,849,775
Total investment securities 100.06% (cost: $19,230,175,000)		24,228,792
Other assets less liabilities (0.06)%		(15,399)

Net assets 100.00%		$24,213,393

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,389,203,000, which represented 5.74% of the net assets of the fund. This amount includes $1,310,130,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. One of the securities in “Other securities” (with a value of $4,560,000, a cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $542,031,000, which represented 2.24% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Growth and Income Fund

Summary investment portfolio December 31, 2015

Common stocks 88.66%	Shares	Value (000)
Financials 21.12%
Prudential PLC[1]	1,107,824	$24,802
Wharf (Holdings) Ltd.[1]	3,626,000	20,014
St. James’s Place PLC[1]	1,048,000	15,457
Cheung Kong Property Holdings Ltd.[1]	2,233,348	14,408
Barclays PLC[1]	3,887,562	12,583
Siam Commercial Bank PCL[1]	2,906,000	9,590
BNP Paribas SA1	165,700	9,379
bank muscat (SAOG)[1]	7,092,750	8,677
Jupiter Fund Management PLC[1]	1,168,000	7,723
RioCan Real Estate Investment Trust	424,788	7,273
Banco Bilbao Vizcaya Argentaria, SA1	651,122	4,749
Banco Bilbao Vizcaya Argentaria, SA (ADR)	325,528	2,386
Japan Real Estate Investment Corp.[1]	1,432	6,964
Other securities		65,754
		209,759

Consumer staples 15.84%
Philip Morris International Inc.	420,300	36,949
British American Tobacco PLC[1]	419,900	23,321
Imperial Tobacco Group PLC[1]	338,763	17,818
Japan Tobacco Inc.[1]	446,600	16,398
CALBEE, Inc.[1]	284,400	11,936
Glanbia PLC[1]	533,000	9,802
Nestlé SA1	124,000	9,191
Associated British Foods PLC[1]	184,080	9,061
Other securities		22,771
		157,247

Consumer discretionary 12.36%
H & M Hennes & Mauritz AB, Class B1	489,320	17,424
Kering SA1	88,500	15,085
Toyota Motor Corp.[1]	161,000	9,882
GKN PLC[1]	1,832,000	8,317
Whitbread PLC[1]	119,297	7,709
Other securities		64,295
		122,712

Utilities 10.74%
EDP - Energias de Portugal, SA1	10,961,084	39,393
SSE PLC[1]	1,289,846	28,883
National Grid PLC[1]	815,498	11,217
Power Assets Holdings Ltd.[1]	1,013,000	9,300
Other securities		17,831
		106,624

Health care 8.98%
Novartis AG1	429,870	36,744
Orion Oyj, Class B1	429,600	14,809
GlaxoSmithKline PLC[1]	538,000	10,867
Bayer AG1	67,223	8,434
UCB SA1	85,200	7,669
Other securities		10,606
		89,129

Industrials 6.70%
CK Hutchison Holdings Ltd.[1]	1,283,348	17,225
ASSA ABLOY AB, Class B1	620,400	12,994
Airbus Group SE, non-registered shares[1]	104,000	6,983
Other securities		29,296
		66,498

American Funds Insurance Series

International Growth and Income Fund

Common stocks	Shares	Value (000)
Energy 4.08%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	642,886	$14,443
Other securities		26,036
		40,479

Telecommunication services 3.42%
Advanced Info Service PCL[1]	1,880,000	7,880
China Mobile Ltd.[1]	700,000	7,845
Other securities		18,236
		33,961

Materials 2.85%
Fortescue Metals Group Ltd.[1]	6,300,000	8,497
Other securities		19,850
		28,347

Information technology 2.57%
Quanta Computer Inc.[1]	4,430,000	7,077
Delta Electronics, Inc.[1]	1,453,266	6,821
Other securities		11,629
		25,527

Total common stocks (cost: $928,690,000)		880,283

Convertible bonds 0.25%	Principal amount (000)
Financials 0.25%
Other securities		2,455

Total convertible bonds (cost: $2,814,000)		2,455

Bonds, notes & other debt instruments 1.51%
Corporate bonds & notes 0.95%
Materials 0.87%
FMG Resources 9.75% 2022[2]	$7,750	7,130
Other securities		1,527
		8,657

Financials 0.08%
Other securities		739

Total corporate bonds & notes		9,396

Bonds & notes of governments & government agencies outside the U.S. 0.55%
Other securities		5,468

U.S. Treasury bonds & notes 0.01%
U.S. Treasury 0.01%
Other securities		120

Total bonds, notes & other debt instruments (cost: $16,707,000)		14,984

Short-term securities 9.22%
Chevron Corp. 0.42% due 1/26/2016[2]	19,800	19,795
Federal Home Loan Bank 0.46%–0.52% due 4/1/2016–4/4/2016	18,600	18,589
Freddie Mac 0.22% due 1/6/2016	8,700	8,700
Liberty Street Funding Corp. 0.45% due 1/21/2016[2]	8,600	8,598

American Funds Insurance Series

International Growth and Income Fund

Short-term securities (continued)	Principal amount	Value
	(000)	(000)
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[2]	$22,800	$22,792
Toronto-Dominion Holdings USA Inc. 0.56% due 4/8/2016[2]	9,000	8,986
Other securities		4,100

Total short-term securities (cost: $91,546,000)		91,560
Total investment securities 99.64% (cost: $1,039,757,000)		989,282
Other assets less liabilities 0.36%		3,597

Net assets 100.00%		$992,879

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $798,047,000, which represented 80.38% of the net assets of the fund. This amount includes $791,391,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $69,509,000, which represented 7.00% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GBP = British pounds

See Notes to Financial Statements

American Funds Insurance Series

Capital Income Builder

Summary investment portfolio December 31, 2015

Common stocks 80.76%	Shares	Value (000)
Consumer staples 14.77%
Philip Morris International Inc.	99,575	$8,754
Altria Group, Inc.	86,010	5,007
Coca-Cola Co.	109,445	4,702
Unilever PLC[1]	79,610	3,409
Japan Tobacco Inc.[1]	80,600	2,959
Procter & Gamble Co.	27,100	2,152
Tate & Lyle PLC[1]	203,200	1,791
Imperial Tobacco Group PLC[1]	33,200	1,746
Other securities		4,480
		35,000

Financials 12.90%
Sampo Oyj, Class A1	91,789	4,652
Swedbank AB, Class A1	187,792	4,124
Wells Fargo & Co.	53,500	2,908
Mercury General Corp.	47,810	2,227
Iron Mountain Inc.	75,195	2,031
BB&T Corp.	41,180	1,557
Aberdeen Asset Management PLC[1]	359,500	1,532
Other securities		11,532
		30,563

Utilities 9.48%
SSE PLC[1]	281,663	6,307
National Grid PLC[1]	313,540	4,312
Duke Energy Corp.	34,500	2,463
Infratil Ltd.[1]	743,558	1,660
Red Eléctrica de Corporación, SA1	18,874	1,573
Cheung Kong Infrastructure Holdings Ltd.[1]	169,000	1,558
Other securities		4,601
		22,474

Health care 8.11%
AstraZeneca PLC[1]	77,450	5,236
AstraZeneca PLC (ADR)	71,580	2,430
Pfizer Inc.	183,980	5,939
GlaxoSmithKline PLC[1]	160,800	3,248
Other securities		2,371
		19,224

Telecommunication services 7.60%
Verizon Communications Inc.	154,751	7,153
Singapore Telecommunications Ltd.[1]	957,100	2,463
HKT Trust and HKT Ltd., units[1]	1,308,340	1,669
Vodafone Group PLC[1]	465,900	1,507
Other securities		5,231
		18,023

Information technology 7.29%
Microsoft Corp.	90,860	5,041
Xilinx, Inc.	52,440	2,463
Texas Instruments Inc.	35,430	1,942
VTech Holdings Ltd.[1]	177,600	1,835
Paychex, Inc.	33,510	1,772
Ricoh Co., Ltd.[1]	146,300	1,503
Other securities		2,727
		17,283

American Funds Insurance Series

Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 6.18%
Greene King PLC[1]	189,020	$2,580
Gannett Co., Inc.	135,340	2,205
Las Vegas Sands Corp.	44,200	1,938
Other securities		7,930
		14,653

Energy 6.09%
ConocoPhillips	91,215	4,259
Exxon Mobil Corp.	36,600	2,853
Helmerich & Payne, Inc.	45,200	2,421
Royal Dutch Shell PLC, Class B1	66,360	1,515
Other securities		3,382
		14,430

Industrials 5.10%
BAE Systems PLC[1]	398,200	2,931
Lockheed Martin Corp.	12,355	2,683
Other securities		6,462
		12,076

Materials 2.61%
Dow Chemical Co.	30,615	1,576
Amcor Ltd.[1]	155,910	1,517
Other securities		3,103
		6,196

Miscellaneous 0.63%
Other common stocks in initial period of acquisition		1,495

Total common stocks (cost: $200,112,000)		191,417

Convertible stocks 0.32%
Financials 0.32%
Other securities		757

Total convertible stocks (cost: $756,000)		757

Bonds, notes & other debt instruments 15.69%	Principal amount (000)
U.S. Treasury bonds & notes 5.80%
U.S. Treasury 5.35%
U.S. Treasury 8.00% 2021	$4,750	6,346
U.S. Treasury 3.00% 2045	2,757	2,747
U.S. Treasury 1.25%–2.88% 2020–2045	3,625	3,595
		12,688

U.S. Treasury inflation-protected securities 0.45%
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	1,103	1,069

Total U.S. Treasury bonds & notes		13,757

Mortgage-backed obligations 5.67%
Federal agency mortgage-backed obligations 5.64%
Government National Mortgage Assn. 4.00% 2045[3]	6,859	7,289
Government National Mortgage Assn. 4.36%–6.86% 2045–2063[3]	5,659	6,063
		13,352

American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Commercial mortgage-backed securities 0.03%
Other securities		$81

Total mortgage-backed obligations		13,433

Corporate bonds & notes 2.99%
Financials 1.18%
Wells Fargo & Co. 5.625% 2017	$100	107
Wells Fargo & Co. 4.60% 2021	300	327
Other securities		2,357
		2,791

Utilities 0.24%
Progress Energy, Inc. 7.05% 2019	100	114
Other securities		443
		557

Telecommunication services 0.18%
Verizon Communications Inc. 4.50%–5.50% 2018–2020	400	430

Consumer staples 0.15%
Altria Group, Inc. 9.25% 2019	200	245
Other securities		110
		355

Other 1.24%
Other securities		2,953

Total corporate bonds & notes		7,086

Asset-backed obligations 1.23%
Other securities		2,909

Total bonds, notes & other debt instruments (cost: $37,383,000)		37,185

Short-term securities 3.80%
Chevron Corp. 0.17% due 1/19/2016[4]	2,400	2,399
General Electric Co. 0.15% due 1/4/2016	4,000	4,000
Other securities		2,600

Total short-term securities (cost: $9,000,000)		8,999
Total investment securities 100.57% (cost: $247,251,000)		238,358
Other assets less liabilities (0.57)%		(1,353)

Net assets 100.00%		$237,005

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Capital Income Builder

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $95,783,000, which represented 40.41% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,848,000, which represented 1.20% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio December 31, 2015

Common stocks 66.06%	Shares	Value (000)
Information technology 14.44%
Microsoft Corp.	15,325,000	$850,231
Intel Corp.	6,879,000	236,981
VeriSign, Inc.[1]	2,675,000	233,688
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	10,000,000	227,500
ASML Holding NV (New York registered)	2,200,000	195,294
Intuit Inc.	2,000,000	193,000
Texas Instruments Inc.	3,000,000	164,430
KLA-Tencor Corp.	2,000,000	138,700
Other securities		412,903
		2,652,727

Consumer discretionary 10.72%
Comcast Corp., Class A	6,840,000	385,981
Amazon.com, Inc.[1]	568,000	383,906
Home Depot, Inc.	2,405,000	318,061
VF Corp.	3,230,000	201,067
Twenty-First Century Fox, Inc., Class A	5,850,000	158,886
Newell Rubbermaid Inc.	3,000,000	132,240
General Motors Co.	3,500,000	119,035
Other securities		270,944
		1,970,120

Financials 8.82%
JPMorgan Chase & Co.	4,925,000	325,198
ACE Ltd.	2,620,000	306,147
First Republic Bank	2,200,000	145,332
Citigroup Inc.	2,750,000	142,312
PNC Financial Services Group, Inc.	1,200,000	114,372
Other securities		586,093
		1,619,454

Industrials 8.22%
Lockheed Martin Corp.	2,115,000	459,272
Boeing Co.	1,720,000	248,695
Robert Half International Inc.	2,800,000	131,992
Nielsen Holdings PLC	2,500,000	116,500
Other securities		554,365
		1,510,824

Health care 7.86%
Merck & Co., Inc.	5,450,000	287,869
UnitedHealth Group Inc.	2,417,000	284,336
Johnson & Johnson	2,075,000	213,144
Humana Inc.	1,019,000	181,902
Pfizer Inc.	4,910,000	158,495
Other securities		317,639
		1,443,385

Energy 5.64%
Weatherford International PLC[1]	19,500,000	163,605
Noble Energy, Inc.	4,700,000	154,771
Chevron Corp.	1,625,000	146,185
Concho Resources Inc.[1]	1,335,000	123,968
Tallgrass Energy GP, LP, Class A1,2	3,100,000	49,507
Other securities		398,736
		1,036,772

American Funds Insurance Series

Asset Allocation Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 4.21%
Philip Morris International Inc.	2,850,000	$250,543
Coca-Cola Co.	3,440,000	147,782
Other securities		375,281
		773,606

Materials 4.02%
E.I. du Pont de Nemours and Co.	3,860,781	257,128
FMC Corp.	3,350,000	131,085
LyondellBasell Industries NV	1,500,000	130,350
Dow Chemical Co.	2,500,000	128,700
Other securities		91,417
		738,680

Other 1.47%
Other securities		269,194

Miscellaneous 0.66%
Other common stocks in initial period of acquisition		120,717

Total common stocks (cost: $8,966,609,000)		12,135,479

Convertible stocks 0.04%
Industrials 0.04%
Other securities		6,616

Total convertible stocks (cost: $15,028,000)		6,616

Bonds, notes & other debt instruments 24.41%	Principal amount (000)
U.S. Treasury bonds & notes 10.92%
U.S. Treasury 8.84%
U.S. Treasury 0.625% 2017	$125,000	124,336
U.S. Treasury 0.625% 2018	153,000	151,123
U.S. Treasury 1.50% 2019	400,000	401,648
U.S. Treasury 1.25% 2020	327,000	322,069
U.S. Treasury 1.625% 2020	125,000	124,452
U.S. Treasury 1.13%–7.25% 2016–2045[3]	494,500	499,708
		1,623,336

U.S. Treasury inflation-protected securities 2.08%
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	179,402	177,514
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	130,448	132,911
U.S. Treasury Inflation-Protected Securities 0.38%–0.75% 2025–2045[4]	80,104	71,510
		381,935

Total U.S. Treasury bonds & notes		2,005,271

Corporate bonds & notes 7.96%
Financials 1.47%
ACE INA Holdings Inc. 2.30%–3.35% 2020–2026	9,300	9,236
Citigroup Inc. 2.65% 2020	8,500	8,448
JPMorgan Chase & Co. 1.35%–3.25% 2017–2022	4,515	4,534
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,196
Other securities		244,276
		269,690

Health care 1.36%
UnitedHealth Group Inc. 3.35% 2022	4,355	4,459
Other securities		245,108
		249,567

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Energy 1.11%
Other securities		$204,078

Industrials 0.63%
Lockheed Martin Corp. 3.10%–3.55% 2023–2026	$9,000	9,062
Other securities		107,333
		116,395

Consumer discretionary 0.63%
Amazon.com, Inc. 4.80% 2034	6,000	6,334
Other securities		108,994
		115,328

Information technology 0.38%
Microsoft Corp. 2.65%–4.20% 2022–2035	12,000	12,135
Other securities		57,775
		69,910

Consumer staples 0.29%
Philip Morris International Inc. 3.25%–4.25% 2024–2044	7,000	6,973
Other securities		46,432
		53,405

Other 2.09%
Other securities		384,729

Total corporate bonds & notes		1,463,102

Mortgage-backed obligations 4.55%
Federal agency mortgage-backed obligations 3.12%
Fannie Mae 0%–7.50% 2021–2047[5,6]	225,021	240,074
Freddie Mac 3.50%–6.50% 2023–2046[5,6,7]	149,603	157,739
Other securities		180,093
		577,906

Other mortgage-backed securities 0.70%
Fannie Mae 2.30%–3.51% 2022–2024[5,7]	47,582	49,011
Freddie Mac 1.69%–3.33% 2020–2025[5,7]	66,719	67,910
Other securities		12,854
		129,775

Other 0.73%
Other securities		127,950

Total mortgage-backed obligations		835,631

Federal agency bonds & notes 0.39%
Fannie Mae 2.625% 2024	11,190	11,318
Freddie Mac 0.75%–2.50% 2016–2018	58,300	58,096
Other securities		1,606

Total federal agency bonds & notes		71,020

Other 0.59%
Other securities		109,487

Total bonds, notes & other debt instruments (cost: $4,622,901,000)		4,484,511

American Funds Insurance Series

Asset Allocation Fund

Short-term securities 11.58%	Principal amount (000)	Value (000)
CAFCO, LLC 0.28%–0.40% due 2/17/2016–2/29/2016	$95,800	$95,763
Chariot Funding, LLC 0.42% due 1/4/2016[8]	47,500	47,498
Ciesco LLC 0.34% due 3/1/2016	50,000	49,976
ExxonMobil Corp. 0.13%–0.36% due 1/5/2016–1/25/2016	154,400	154,380
Federal Home Loan Bank 0.08%–0.54% due 1/7/2016–5/9/2016	859,800	859,509
Freddie Mac 0.15%–0.51% due 1/20/2016–5/18/2016	356,800	356,561
Pfizer Inc 0.42%–0.45% due 3/14/2016–3/22/2016[8]	79,100	79,037
U.S. Treasury Bills 0.21%–0.42% due 3/3/2016–5/19/2016	100,000	99,934
Other securities		384,409

Total short-term securities (cost: $2,126,686,000)		2,127,067
Total investment securities 102.09% (cost: $15,731,224,000)		18,753,673
Other assets less liabilities (2.09)%		(383,106)

Net assets 100.00%		$18,370,567

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $337,743,000, which represented 1.84% of the net assets of the fund. This amount includes $313,884,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Some of these securities (with an aggregate value of $6,616,000, an aggregate cost of $15,029,000, and which represented .04% of the net assets of the fund) were acquired from 3/10/2010 to 5/2/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $36,916,000, which represented .20% of the net assets of the fund.

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $379,083,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Receive	LCH	3-month USD-LIBOR	0.921%	3/5/2017	$50,000	$17
Receive	LCH	3-month USD-LIBOR	1.929	9/29/2019	80,000	1,129
Receive	LCH	3-month USD-LIBOR	1.6365	10/16/2019	124,000	412
Pay	LCH	3-month USD-LIBOR	1.734	3/5/2020	23,000	(123)
Pay	LCH	3-month USD-LIBOR	2.652	9/29/2024	26,000	(1,182)
Pay	LCH	3-month USD-LIBOR	3.402	6/23/2044	18,000	(3,014)
Pay	LCH	3-month USD-LIBOR	2.945	10/16/2044	28,000	(1,991)
						$(4,752)

American Funds Insurance Series

Asset Allocation Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is shown in the summary investment portfolio under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2015 (000)
Tallgrass Energy GP, LP, Class A1	—	3,100,000	—	3,100,000	$—	$49,507

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,921,000, which represented .04% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $978,698,000, which represented 5.33% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

LCH = LCH.Clearnet

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series

Global Balanced Fund

Summary investment portfolio December 31, 2015

Common stocks 64.36%	Shares	Value (000)
Industrials 11.62%
BAE Systems PLC[1]	447,400	$3,293
ASSA ABLOY AB, Class B1	155,000	3,246
General Electric Co.	93,700	2,919
KONE Oyj, Class B1	56,600	2,380
Boeing Co.	16,000	2,313
Randstad Holding NV1	22,947	1,427
Robert Half International Inc.	30,000	1,414
Other securities		8,482
		25,474

Consumer staples 10.00%
Pernod Ricard SA1	30,220	3,436
Coca-Cola Co.	57,000	2,449
SABMiller PLC[1]	39,900	2,390
Nestlé SA1	27,200	2,016
British American Tobacco PLC[1]	35,950	1,997
Reynolds American Inc.	42,104	1,943
Altria Group, Inc.	31,000	1,805
Costco Wholesale Corp.	10,170	1,642
Kroger Co.	34,000	1,422
Other securities		2,822
		21,922

Health care 8.93%
Merck & Co., Inc.	81,120	4,285
Humana Inc.	20,830	3,718
Pfizer Inc.	74,000	2,389
Medtronic PLC	27,400	2,108
Novartis AG1	22,300	1,906
Other securities		5,173
		19,579

Information technology 8.09%
Microsoft Corp.	103,000	5,715
ASML Holding NV1	47,969	4,275
Nintendo Co., Ltd.[1]	19,000	2,616
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	300,000	1,295
Other securities		3,829
		17,730

Financials 7.79%
ORIX Corp.[1]	195,000	2,735
Link Real Estate Investment Trust[1]	429,509	2,562
JPMorgan Chase & Co.	38,700	2,555
AIA Group Ltd.[1]	380,000	2,264
Wells Fargo & Co.	24,000	1,305
Sumitomo Mitsui Financial Group, Inc.[1]	15,500	585
Other securities		5,066
		17,072

Consumer discretionary 5.70%
Home Depot, Inc.	22,030	2,913
Amazon.com, Inc.[2]	4,100	2,771
Paddy Power PLC[1]	11,000	1,469
McDonald’s Corp.	11,500	1,359
Other securities		3,990
		12,502

American Funds Insurance Series

Global Balanced Fund

Common stocks	Shares		Value (000)
Energy 4.41%
Royal Dutch Shell PLC, Class B1		101,720	$2,322
Royal Dutch Shell PLC, Class A (GBP denominated)[1]		575	13
ConocoPhillips		45,506	2,125
Chevron Corp.		18,530	1,667
Schlumberger Ltd.		20,400	1,423
Other securities			2,132
			9,682

Materials 4.26%
E.I. du Pont de Nemours and Co.		55,500	3,696
Dow Chemical Co.		40,000	2,059
Other securities			3,598
			9,353

Utilities 1.68%
EDP - Energias de Portugal, SA1		625,000	2,246
Power Assets Holdings Ltd.[1]		157,500	1,446
			3,692

Telecommunication services 1.32%
Verizon Communications Inc.		27,850	1,287
Other securities			1,609
			2,896

Miscellaneous 0.56%
Other common stocks in initial period of acquisition			1,221

Total common stocks (cost: $123,595,000)			141,123

Convertible bonds 0.12%	Principal amount (000)
Consumer staples 0.12%
Other securities			265

Total convertible bonds (cost: $505,000)			265

Bonds, notes & other debt instruments 31.15%
Bonds & notes of governments & government agencies outside the U.S. 13.93%
Japanese Government 0.10%–2.30% 2018–2044[3]		¥649,960	5,772
Polish Government, Series 1020, 5.25% 2020	PLN	4,750	1,377
Polish Government 3.25%–5.75% 2017–2025		6,840	1,938
United Kingdom 1.75%–4.75% 2019–2046		£1,970	3,119
United Mexican States Government 2.00%–10.00% 2017–2040[3]	MXN	48,294	3,100
United Mexican States Government Global 4.60%–4.75% 2044–2046		$350	315
Other securities			14,927
			30,548

U.S. Treasury bonds & notes 8.17%
U.S. Treasury 6.51%
U.S. Treasury 1.50% 2020		1,500	1,488
U.S. Treasury 0.88%–4.38% 2016–2045		12,783	12,772
			14,260

U.S. Treasury inflation-protected securities 1.66%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2017–2045[3]		3,696	3,641

Total U.S. Treasury bonds & notes			17,901

American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds & notes 6.11%
Financials 2.03%
JPMorgan Chase & Co. 2.55%–3.25% 2020–2022		$103	$102
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)		135	147
Other securities			4,201
			4,450

Health care 0.81%
Humana Inc. 3.15% 2022		100	97
Medtronic, Inc. 3.50% 2025		225	228
Other securities			1,460
			1,785

Consumer staples 0.66%
Altria Group, Inc. 2.63%–4.75% 2020–2042		400	401
Coca-Cola Co. 1.80% 2016		85	86
Pernod Ricard SA 4.45% 2022[4]		150	156
Other securities			800
			1,443

Industrials 0.40%
General Electric Capital Corp. 2.30%–3.15% 2017–2022		215	218
Other securities			653
			871

Other 2.21%
Other securities			4,853

Total corporate bonds & notes			13,402

Mortgage-backed obligations 2.79%
Federal agency mortgage-backed obligations 1.51%
Government National Mortgage Assn. 3.50% 2046[5,6]		1,550	1,615
Government National Mortgage Assn. 4.00%–4.50% 2045[5]		675	724
Other securities			975
			3,314

Other mortgage-backed securities 1.08%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr	9,413	1,326
Other securities			1,054
			2,380

Commercial mortgage-backed securities 0.20%
Other securities			429

Total mortgage-backed obligations			6,123

Asset-backed obligations 0.15%
Other securities			322

Total bonds, notes & other debt instruments (cost: $71,693,000)			68,296

American Funds Insurance Series

Global Balanced Fund

Short-term securities 5.24%	Principal amount (000)	Value (000)
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.38% due 1/4/2016	$3,100	$3,100
Liberty Street Funding Corp. 0.45% due 1/21/2016[4]	1,400	1,400
Mitsubishi UFJ Trust and Banking Corp. 0.32% due 1/26/2016[4]	2,700	2,699
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[4]	4,300	4,298

Total short-term securities (cost: $11,497,000)		11,497
Total investment securities 100.87% (cost: $207,290,000)		221,181
Other assets less liabilities (0.87)%		(1,917)

Net assets 100.00%		$219,264

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Global Balanced Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $11,737,000.

					Unrealized appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Euros	1/14/2016	UBS AG	€325	$344	$ 9
Euros	1/21/2016	HSBC Bank	€249	$275	(4)
Japanese yen	1/12/2016	Bank of New York Mellon	¥36,324	$300	2
Japanese yen	1/21/2016	UBS AG	¥45,688	$372	9
Japanese yen	1/22/2016	HSBC Bank	¥36,271	$300	2
Japanese yen	1/28/2016	UBS AG	¥58,364	$476	9
Japanese yen	1/29/2016	HSBC Bank	¥116,266	$948	20
Japanese yen	2/3/2016	Citibank	¥18,091	$150	1
Japanese yen	2/12/2016	HSBC Bank	¥22,250	$181	4
Japanese yen	2/18/2016	HSBC Bank	¥43,305	$356	4
					$ 56
Sales:
British pounds	1/13/2016	JPMorgan Chase	¥37,044	£200	13
British pounds	1/22/2016	HSBC Bank	$303	£200	9
British pounds	1/25/2016	Bank of America, N.A.	€138	£100	2
British pounds	1/29/2016	HSBC Bank	$886	£595	8
British pounds	1/29/2016	Bank of America, N.A.	C$416	£200	6
British pounds	1/29/2016	HSBC Bank	€138	£100	2
British pounds	1/29/2016	Citibank	$149	£100	1
Euros	1/8/2016	HSBC Bank	$360	€340	(10)
Euros	1/21/2016	HSBC Bank	¥46,521	€350	7
Euros	1/22/2016	Bank of America, N.A.	$318	€290	3
Indian rupees	1/19/2016	JPMorgan Chase	$152	INR10,200	(1)
Japanese yen	1/20/2016	JPMorgan Chase	$1,030	¥125,000	(11)
Japanese yen	1/21/2016	Bank of New York Mellon	$585	¥71,000	(6)
Malaysian ringgits	1/13/2016	UBS AG	$78	MYR330	1
Mexican pesos	1/14/2016	Bank of America, N.A.	$6	MXN100	— [7]
Mexican pesos	1/28/2016	Barclays Bank PLC	$298	MXN5,100	3
Norwegian kroner	1/25/2016	Bank of America, N.A.	$200	NKr1,736	4
Polish zloty	1/12/2016	Barclays Bank PLC	$314	PLN1,250	(4)
Polish zloty	1/12/2016	JPMorgan Chase	$367	PLN1,480	(10)
Polish zloty	1/21/2016	UBS AG	€689	PLN3,000	(15)
South African rand	1/12/2016	UBS AG	$136	ZAR1,975	8
South African rand	1/14/2016	Bank of America, N.A.	$75	ZAR1,150	1
South African rand	1/28/2016	JPMorgan Chase	$116	ZAR1,750	4
Swedish kronor	1/29/2016	HSBC Bank	€108	SKr1,000	(1)
Swedish kronor	1/29/2016	Citibank	$339	SKr2,900	(5)
Turkish lira	1/15/2016	Bank of America, N.A.	$67	TRY200	(1)
					$ 8
Forward currency contracts — net					$ 64

American Funds Insurance Series

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $68,155,000, which represented 31.08% of the net assets of the fund. This amount includes $67,674,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $12,402,000, which represented 5.66% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Amount less than one thousand.

Key to abbreviations and symbols

TBA = To-be-announced

C$ = Canadian dollars

DKr = Danish kroner

€ = Euros

GBP/£ = British pounds

INR = Indian rupees

¥ = Japanese yen

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PLN = Polish zloty

SKr = Swedish kronor

TRY = Turkish lira

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Bond Fund

Summary investment portfolio December 31, 2015

Bonds, notes & other debt instruments 92.95%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 38.15%
U.S. Treasury 31.79%
U.S. Treasury 0.75% 2017[1]	$44,279	$44,151
U.S. Treasury 8.75% 2017	50,000	55,322
U.S. Treasury 1.25% 2018	218,100	217,910
U.S. Treasury 1.375% 2018	87,750	88,158
U.S. Treasury 1.50% 2018	86,875	87,499
U.S. Treasury 1.50% 2019	74,375	74,681
U.S. Treasury 1.625% 2019	216,250	216,959
U.S. Treasury 1.625% 2019	152,625	153,222
U.S. Treasury 1.625% 2019	87,900	87,941
U.S. Treasury 1.125% 2020	67,300	65,815
U.S. Treasury 1.25% 2020	88,700	87,362
U.S. Treasury 1.25% 2020	44,425	43,715
U.S. Treasury 1.375% 2020	68,250	67,298
U.S. Treasury 8.75% 2020	40,000	52,419
U.S. Treasury 2.125% 2021	80,000	80,731
U.S. Treasury 2.00% 2022	450,000	447,678
U.S. Treasury 2.125% 2022	288,550	290,117
U.S. Treasury 1.75% 2023	47,000	45,805
U.S. Treasury 2.25% 2024	45,000	44,987
U.S. Treasury 2.75% 2024	40,050	41,732
U.S. Treasury 2.00% 2025	111,550	108,768
U.S. Treasury 2.125% 2025	92,650	91,412
U.S. Treasury 3.625% 2043	75,400	85,007
U.S. Treasury 2.875% 2045	65,200	63,387
U.S. Treasury 3.00% 2045	266,100	265,552
U.S. Treasury 0.63%–6.13% 2016–2027[1]	238,748	247,905
		3,155,533

U.S. Treasury inflation-protected securities 6.36%
U.S. Treasury Inflation-Protected Security 0.625% 2021[2]	162,512	163,733
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	68,334	65,260
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	306,699	297,097
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	41,280	42,059
U.S. Treasury Inflation-Protected Securities 0.13%–2.00% 2023–2045[2]	70,029	62,701
		630,850

Total U.S. Treasury bonds & notes		3,786,383

Corporate bonds & notes 30.05%
Financials 7.60%
Other securities		753,772

Health care 6.48%
Other securities		642,617

Energy 3.38%
Chevron Corp. 2.355% 2022	5,000	4,782
Chevron Corp. 2.411% 2022	3,630	3,538
Other securities		327,563
		335,883

Consumer discretionary 3.09%
Other securities		306,682

Utilities 2.94%
Other securities		291,609

American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Consumer staples 2.54%
Other securities		$252,337

Telecommunication services 1.48%
Other securities		147,056

Industrials 1.15%
Other securities		113,600

Other 1.39%
Other securities		138,813

Total corporate bonds & notes		2,982,369

Mortgage-backed obligations 19.06%
Federal agency mortgage-backed obligations 15.35%
Fannie Mae 3.00% 2046[3,4]	$369,430	398,322
Fannie Mae 3.50% 2046[3,4]	140,000	144,406
Fannie Mae 1.89%–9.39% 2023–2042[3,5]	35,883	39,869
Freddie Mac 4.00% 2046[3,4]	400,000	421,670
Freddie Mac 3.00% 2035[3]	71,705	73,237
Freddie Mac 0%–5.50% 2033–2041[3]	8,779	9,515
Government National Mortgage Assn. 3.50% 2045[3]	74,284	77,549
Government National Mortgage Assn. 4.00% 2045[3]	91,641	97,476
Government National Mortgage Assn. 4.50% 2045[3]	50,231	54,080
Government National Mortgage Assn. 4.50% 2045[3]	38,477	41,414
Government National Mortgage Assn. 4.00% 2046[3,4]	65,460	69,503
Government National Mortgage Assn. 4.00%–4.50% 2040–2045[3]	89,897	96,799
		1,523,840

Commercial mortgage-backed securities 2.90%
Other securities		288,009

Other mortgage-backed securities 0.81%
Freddie Mac 2.37%–3.53% 2021–2025[3,5]	40,105	40,692
Other securities		39,348
		80,040

Total mortgage-backed obligations		1,891,889

Bonds & notes of governments & government agencies outside the U.S. 2.54%
Japanese Government, Series 19, 0.10% 2024[2]	¥4,804,800	42,354
Other securities		209,669
		252,023

Federal agency bonds & notes 1.13%
Fannie Mae 2.625% 2024	$12,910	13,057
Freddie Mac 1.25% 2019	44,500	43,871
Other securities		55,654
		112,582

Asset-backed obligations 1.02%
Other securities		100,900

American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 1.00%
Other securities		$98,750

Total bonds, notes & other debt instruments (cost: $9,302,809,000)		9,224,896

Preferred securities 0.01%	Shares
Financials 0.01%
Other securities		658

Total preferred securities (cost: $620,000)		658

Common stocks 0.01%
Consumer discretionary 0.00%
Other securities		—

Miscellaneous 0.01%
Other common stocks in initial period of acquisition		1,425

Total common stocks (cost: $3,199,000)		1,425

Short-term securities 14.66%	Principal amount (000)
Apple Inc. 0.15%–0.20% due 1/20/2016–1/21/2016[6]	$73,800	73,786
Caterpillar Financial Services Corp. 0.46% due 2/19/2016	50,000	49,973
Chariot Funding, LLC 0.42% due 1/12/2016[6]	54,600	54,592
Chevron Corp. 0.19%–0.25% due 1/12/2016–2/5/2016[6]	101,700	101,677
Federal Home Loan Bank 0.10%–0.52% due 1/6/2016–5/20/2016	572,720	572,543
Freddie Mac 0.16%–0.51% due 1/4/2016–4/25/2016	243,800	243,692
John Deere Capital Corp. 0.32% due 1/14/2016[6]	20,000	19,998
John Deere Financial Inc. 0.18% due 1/14/2016[6]	50,000	49,995
Johnson & Johnson 0.30% due 1/5/2016[6]	45,500	45,499
Pfizer Inc 0.31%–0.42% due 2/22/2016–3/14/2016[6]	50,700	50,671
Wells Fargo Bank, N.A. 0.69%–0.70% due 6/1/2016–6/7/2016	75,000	75,119
Other securities		117,592

Total short-term securities (cost: $1,454,922,000)		1,455,137
Total investment securities 107.63% (cost: $10,761,550,000)		10,682,116
Other assets less liabilities (7.63)%		(757,217)

Net assets 100.00%		$9,924,899

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,082,000, which represented .01% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,224,000, which represented .12% of the net assets of the fund.

American Funds Insurance Series

Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $219,115,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
British pounds	1/28/2016	UBS AG	$8,890	£5,965	$ 96
Danish kroner	1/29/2016	HSBC Bank	$38,713	DKr266,000	(55)
Euros	1/25/2016	JPMorgan Chase	$12,028	€10,985	82
Euros	1/29/2016	HSBC Bank	$10,920	€10,060	(21)
Euros	1/29/2016	HSBC Bank	$22,291	€20,600	(112)
Indian rupees	1/19/2016	JPMorgan Chase	$19,470	INR1,304,000	(179)
Japanese yen	1/15/2016	UBS AG	$40,188	¥4,930,000	(843)
					$(1,032)

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $5,951,561,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.684%	10/19/2017	$465,000	$3,464
Pay	LCH	3-month USD-LIBOR	0.765	10/27/2017	27,500	169
Pay	LCH	3-month USD-LIBOR	1.109	12/24/2017	400,000	436
Receive	LCH	3-month USD-LIBOR	1.145	9/10/2018	100,000	(507)
Pay	LCH	3-month USD-LIBOR	0.9305	10/16/2018	311,000	3,667
Receive	LCH	3-month USD-LIBOR	1.669	10/28/2019	112,000	497
Receive	LCH	3-month USD-LIBOR	1.6915	6/3/2020	1,600	4
Receive	LCH	3-month USD-LIBOR	1.802	6/9/2020	244,700	1,686
Receive	LCH	3-month USD-LIBOR	1.793	6/26/2020	120,000	728
Receive	LCH	3-month USD-LIBOR	1.8135	6/26/2020	47,900	333
Pay	LCH	3-month USD-LIBOR	1.772	7/20/2020	1,320	(7)
Pay	LCH	3-month USD-LIBOR	1.752	8/3/2020	495	(2)
Receive	LCH	3-month USD-LIBOR	1.628	8/24/2020	7,000	(13)
Receive	LCH	3-month USD-LIBOR	1.566	8/27/2020	100,000	(474)
Receive	LCH	3-month USD-LIBOR	1.556	8/27/2020	100,000	(519)
Receive	LCH	3-month USD-LIBOR	1.598	8/28/2020	100,000	(330)
Pay	LCH	3-month USD-LIBOR	1.607	9/4/2020	6,000	18
Pay	LCH	3-month USD-LIBOR	1.45	10/13/2020	1,500	17
Receive	LCH	3-month USD-LIBOR	1.6625	12/18/2020	225,000	(571)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	120,000	83
Pay	LCH	3-month USD-LIBOR	2.1305	7/17/2022	100,000	(1,452)
Receive	LCH	3-month USD-LIBOR	1.9375	12/18/2022	150,000	(40)
Pay	LCH	3-month USD-LIBOR	2.805	3/21/2024	1,100	(64)
Pay	LCH	3-month USD-LIBOR	2.701	6/9/2024	60,000	(2,994)
Pay	LCH	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(77)
Pay	LCH	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(54)
Pay	LCH	3-month USD-LIBOR	2.54	10/3/2024	400	(15)
Pay	LCH	6-month EURIBOR	0.9852	10/17/2024	€25,000	(298)
Pay	LCH	3-month USD-LIBOR	2.342	10/21/2024	$290	(6)
Pay	LCH	3-month USD-LIBOR	2.326	10/22/2024	800	(15)
Pay	LCH	3-month USD-LIBOR	2.372	10/24/2024	1,150	(26)

American Funds Insurance Series

Bond Fund

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.438%	11/19/2024	$2,750	$(77)
Pay	LCH	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(678)
Pay	LCH	3-month USD-LIBOR	2.4295	11/25/2024	800	(22)
Pay	LCH	3-month USD-LIBOR	2.353	12/8/2024	700	(14)
Pay	LCH	3-month USD-LIBOR	2.2845	12/12/2024	330	(5)
Pay	LCH	3-month USD-LIBOR	1.8185	1/20/2025	900	23
Pay	LCH	3-month USD-LIBOR	1.9365	1/22/2025	1,500	23
Pay	LCH	6-month JPY-LIBOR	0.5327	3/4/2025	¥4,800,000	(579)
Pay	LCH	3-month USD-LIBOR	2.192	3/18/2025	$1,850	(10)
Pay	LCH	3-month USD-LIBOR	2.0475	3/23/2025	450	3
Pay	LCH	3-month USD-LIBOR	2.3175	5/8/2025	1,500	(24)
Pay	LCH	3-month USD-LIBOR	2.339	5/13/2025	375	(7)
Pay	LCH	3-month USD-LIBOR	2.351	5/15/2025	590	(11)
Pay	LCH	3-month USD-LIBOR	2.287	5/20/2025	500	(7)
Pay	LCH	3-month USD-LIBOR	2.227	5/28/2025	260	(2)
Pay	LCH	3-month USD-LIBOR	2.2125	5/29/2025	465	(3)
Pay	LCH	3-month USD-LIBOR	2.2185	6/1/2025	1,150	(8)
Pay	LCH	3-month USD-LIBOR	2.451	6/5/2025	650	(18)
Pay	LCH	3-month USD-LIBOR	2.486	6/9/2025	1,200	(36)
Pay	LCH	3-month USD-LIBOR	2.46	6/10/2025	2,536	(71)
Pay	LCH	3-month USD-LIBOR	2.455	6/24/2025	235	(6)
Pay	LCH	3-month USD-LIBOR	2.428	7/2/2025	4,500	(111)
Pay	LCH	3-month USD-LIBOR	2.397	7/13/2025	900	(20)
Pay	LCH	3-month USD-LIBOR	2.535	7/15/2025	800	(27)
Pay	LCH	3-month USD-LIBOR	2.4615	7/22/2025	1,300	(36)
Pay	LCH	3-month USD-LIBOR	2.312	7/29/2025	1,000	(14)
Pay	LCH	3-month USD-LIBOR	2.331	7/30/2025	435	(7)
Pay	LCH	3-month USD-LIBOR	2.3715	7/31/2025	7,500	(148)
Pay	LCH	3-month USD-LIBOR	2.2135	9/4/2025	5,000	(25)
Pay	LCH	3-month USD-LIBOR	2.228	9/4/2025	13,000	(83)
Pay	LCH	3-month USD-LIBOR	2.2365	9/14/2025	4,000	(28)
Pay	LCH	3-month USD-LIBOR	2.186	9/22/2025	38,000	(80)
Receive	LCH	3-month USD-LIBOR	3.0865	8/18/2034	2,250	203
Receive	LCH	3-month USD-LIBOR	2.913	11/24/2034	10,000	634
Receive	LCH	3-month USD-LIBOR	2.844	6/11/2035	3,250	170
Receive	LCH	3-month USD-LIBOR	2.9535	6/30/2035	2,500	174
Receive	LCH	3-month USD-LIBOR	2.773	7/13/2035	500	20
Receive	LCH	3-month USD-LIBOR	2.589	9/4/2035	3,100	33
Pay	LCH	3-month USD-LIBOR	3.132	10/8/2044	200	(22)
Pay	LCH	3-month USD-LIBOR	3.046	10/10/2044	700	(65)
Pay	LCH	3-month USD-LIBOR	3.0745	11/10/2044	250	(25)
Pay	LCH	3-month USD-LIBOR	3.086	11/10/2044	525	(53)
Pay	LCH	3-month USD-LIBOR	3.061	11/12/2044	200	(19)
Pay	LCH	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(94)
Pay	LCH	3-month USD-LIBOR	2.925	12/3/2044	1,230	(82)
Pay	LCH	3-month USD-LIBOR	2.6695	12/19/2044	200	(2)
Pay	LCH	3-month USD-LIBOR	2.5755	3/5/2045	1,470	12
Receive	LCH	3-month USD-LIBOR	2.377	4/29/2045	1,910	(97)
Pay	LCH	3-month USD-LIBOR	2.6765	5/7/2045	430	(6)
Pay	LCH	3-month USD-LIBOR	2.757	5/8/2045	1,500	(46)
Pay	LCH	3-month USD-LIBOR	2.82049	7/10/2045	43,000	(1,910)
Pay	LCH	3-month USD-LIBOR	2.864	7/13/2045	1,300	(70)
Pay	LCH	3-month USD-LIBOR	2.6815	9/4/2045	2,000	(29)
Pay	LCH	3-month USD-LIBOR	2.5105	10/30/2045	22,000	501
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	51,200	1,012
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	3,800	68
						$1,837

American Funds Insurance Series

Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $24,705,000, which represented .25% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,222,335,000, which represented 12.32% of the net assets of the fund.

Key to abbreviations and symbols

LCH = LCH.Clearnet

TBA = To-be-announced

DKr = Danish kroner

€ = Euros

£ = British pounds

INR = Indian rupees

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Global Bond Fund

Summary investment portfolio December 31, 2015

Bonds, notes & other debt instruments 96.67%	Principal amount (000)		Value (000)
Euros 13.22%
German Government 0.10% 2023[1]		€11,117	$12,667
German Government 2.50% 2046		16,550	22,459
German Government 0.50%–6.25% 2025–2044		12,900	16,687
Hungarian Government 3.88%–6.00% 2018–2020		12,495	15,401
Irish Government 3.90% 2023		13,150	17,495
Irish Government 3.40% 2024		11,810	15,287
Irish Government 2.00%–4.50% 2020–2045		18,490	22,504
Italian Government 4.50% 2024		16,050	21,676
Italian Government 2.15%–4.75% 2021–2030		16,200	20,496
Spanish Government 5.40% 2023		9,625	13,394
Spanish Government 5.15% 2028		3,800	5,505
Spanish Government 5.15% 2044		9,375	14,474
Other securities			98,881
			296,926

Japanese yen 7.12%
Japanese Government, Series 326, 0.70% 2022		¥1,935,000	16,813
Japanese Government, Series 325, 0.80% 2022		1,670,000	14,592
Japanese Government, Series 327, 0.80% 2022		1,645,000	14,388
Japanese Government, Series 329, 0.80% 2023		1,735,000	15,195
Japanese Government, Series 19, 0.10% 2024[1]		2,677,675	23,603
Japanese Government, Series 18, 0.10% 2024[1]		2,299,815	20,206
Japanese Government, Series 116, 2.20% 2030		1,735,000	17,685
Japanese Government 0.10%–2.30% 2016–2044		4,028,000	37,400
			159,882

Danish kroner 4.27%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[2]	DKr	267,401	37,654
Nykredit Realkredit AS, Series 01E, 2.50% 2037[2]		92,690	13,434
Nykredit Realkredit AS, Series 01E, 2.50% 2047[2]		18,961	2,648
Realkredit Danmark AS, Series 22S, 2.00% 2037[2]		196,199	27,535
Realkredit Danmark AS, Series 22S, 2.50% 2037[2]		20,015	2,903
Other securities			11,758
			95,932

Mexican pesos 4.06%
United Mexican States Government, Series M, 6.50% 2021	MXN	368,800	22,245
United Mexican States Government, Series M20, 10.00% 2024		209,500	15,333
United Mexican States Government 4.50% 2025[1]		199,264	12,735
United Mexican States Government 2.00%–10.00% 2016–2042[1]		672,872	40,918
			91,231

Hungarian forints 3.37%
Hungarian Government, Series 19/A, 6.50% 2019	HUF	4,898,830	19,158
Hungarian Government, Series 20/A, 7.50% 2020		9,851,590	41,314
Hungarian Government 3.50%–7.00% 2020–2025		3,906,220	15,216
			75,688

Polish zloty 3.19%
Polish Government, Series 1017, 5.25% 2017	PLN	96,322	26,129
Polish Government, Series 0922, 5.75% 2022		46,600	14,129
Polish Government 3.25%–5.75% 2020–2025		110,720	31,452
			71,710

British pounds 2.68%
United Kingdom 2.25% 2023		£15,045	22,963
United Kingdom 1.00%–3.25% 2017–2044		18,655	29,162
Other securities			8,021
			60,146

American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)		Value (000)
Indian rupees 2.33%
India (Republic of) 7.28% 2019	INR	836,000	$12,572
India (Republic of) 8.83% 2023		1,284,200	20,397
India (Republic of) 8.60% 2028		833,700	13,141
India (Republic of) 9.20% 2030		371,900	6,153
			52,263

Malaysian ringgits 1.26%
Malaysian Government, Series 0315, 3.659% 2020	MYR	79,000	18,565
Malaysian Government, Series 0310, 4.498% 2030		42,250	9,751
			28,316

U.S. dollars 52.82%
Freddie Mac 0%–2.50% 2016–2037[2]		$4,115	4,095
Government National Mortgage Assn. 4.00% 2045[2]		15,122	16,085
Government National Mortgage Assn. 3.50% 2046[2,3]		34,700	36,164
Government National Mortgage Assn. 2.50%–4.50% 2027–2045[2]		12,269	13,082
Hungarian Government 4.00%–7.63% 2018–2041		15,454	17,727
Slovenia (Republic of) 4.75%–5.85% 2018–2024[4]		22,520	25,347
U.S. Treasury 0.875% 2017		12,400	12,376
U.S. Treasury 1.50% 2018		24,825	25,003
U.S. Treasury 1.00% 2019		16,875	16,603
U.S. Treasury 1.625% 2019[5]		26,200	26,328
U.S. Treasury 1.625% 2019		17,094	17,150
U.S. Treasury 1.625% 2019		16,425	16,538
U.S. Treasury 1.125% 2020		26,100	25,524
U.S. Treasury 1.25% 2020		25,850	25,460
U.S. Treasury 1.375% 2020		30,325	29,902
U.S. Treasury 1.375% 2020		12,450	12,255
U.S. Treasury 2.50% 2024		14,600	14,923
U.S. Treasury 3.00% 2045		72,100	71,951
U.S. Treasury 0.63%–5.13% 2016–2045		113,715	113,355
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		39,474	39,058
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]		18,828	17,981
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]		20,861	20,208
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2020–2045[1]		18,112	17,973
United Mexican States Government Global 4.75% 2044		3,200	2,923
Other securities			568,021
			1,186,032

Other 2.35%
Other securities			52,719

Total bonds, notes & other debt instruments (cost: $2,291,068,000)			2,170,845

Convertible stocks 0.01%		Shares
U.S. dollars 0.01%
Other securities			222

Total convertible stocks (cost: $386,000)			222

Common stocks 0.05%
U.S. dollars 0.01%
Other securities			194

Miscellaneous 0.04%
Other common stocks in initial period of acquisition			921

Total common stocks (cost: $3,388,000)			1,115

American Funds Insurance Series

Global Bond Fund

Short-term securities 3.78%	Principal amount (000)	Value (000)
Freddie Mac 0.21%–0.51% due 1/4/2016–4/26/2016	$28,500	$28,477
General Electric Co. 0.15% due 1/4/2016	22,300	22,300
Mitsubishi UFJ Trust and Banking Corp. 0.29% due 1/11/2016[4]	12,200	12,199
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[4]	21,800	21,792

Total short-term securities (cost: $84,752,000)		84,768
Total investment securities 100.51% (cost: $2,379,594,000)		2,256,950
Other assets less liabilities (0.51)%		(11,399)

Net assets 100.00%		$2,245,551

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures, was $834,000, which represented .04% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $222,000, an aggregate cost of $386,000, and which represented .01% of the net assets of the fund) were acquired from 3/10/2010 to 5/2/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,083,000, which represented .27% of the net assets of the fund.

American Funds Insurance Series

Global Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $452,127,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Euros	1/6/2016	JPMorgan Chase	€13,589	$14,364	$ 406
Euros	1/14/2016	UBS AG	€17,250	$18,259	494
Euros	1/21/2016	HSBC Bank	€6,366	$7,033	(111)
Japanese yen	1/12/2016	Citibank	¥3,616,690	$29,502	597
Japanese yen	1/12/2016	Citibank	¥2,715,536	$22,216	383
Japanese yen	1/12/2016	UBS AG	¥786,896	$6,500	49
Japanese yen	1/21/2016	UBS AG	¥1,008,354	$8,199	194
Japanese yen	1/22/2016	HSBC Bank	¥1,653,392	$13,638	125
Japanese yen	1/22/2016	HSBC Bank	¥846,335	$7,000	45
Japanese yen	1/29/2016	HSBC Bank	¥1,458,912	$11,900	245
Japanese yen	2/3/2016	Citibank	¥422,118	$3,500	14
Japanese yen	2/12/2016	HSBC Bank	¥1,310,000	$10,679	230
					$2,671
Sales:
Australian dollars	1/21/2016	Citibank	$362	A$500	(2)
Australian dollars	1/21/2016	UBS AG	$4,113	A$5,790	(101)
British pounds	1/13/2016	JPMorgan Chase	¥703,836	£3,800	255
British pounds	1/22/2016	HSBC Bank	C$4,026	£1,950	35
British pounds	1/25/2016	Bank of America, N.A.	€3,442	£2,500	57
British pounds	1/28/2016	UBS AG	$2,906	£1,950	31
British pounds	1/29/2016	Citibank	$11,884	£7,975	126
British pounds	1/29/2016	HSBC Bank	$11,884	£7,975	126
British pounds	1/29/2016	HSBC Bank	€4,814	£3,500	75
British pounds	1/29/2016	JPMorgan Chase	C$4,004	£1,925	55
Colombian pesos	1/12/2016	JPMorgan Chase	$2,617	COP8,700,000	(120)
Danish kroner	1/25/2016	JPMorgan Chase	€43,564	DKr325,000	11
Euros	1/8/2016	HSBC Bank	$4,548	€4,300	(126)
Euros	1/21/2016	HSBC Bank	¥1,076,215	€8,100	151
Euros	1/22/2016	Bank of America, N.A.	$7,184	€6,550	62
Hungarian forints	1/15/2016	UBS AG	€6,349	HUF2,014,400	(37)
Hungarian forints	1/15/2016	HSBC Bank	€51,253	HUF16,200,000	(89)
Hungarian forints	1/29/2016	HSBC Bank	€3,153	HUF1,000,000	(14)
Indian rupees	1/19/2016	JPMorgan Chase	$3,777	INR253,000	(35)
Indian rupees	1/22/2016	UBS AG	$5,786	INR385,000	(13)
Malaysian ringgits	1/13/2016	UBS AG	$2,676	MYR11,300	47
Mexican pesos	1/14/2016	Bank of America, N.A.	$90	MXN1,500	3
Mexican pesos	1/28/2016	Barclays Bank PLC	$7,249	MXN124,100	63
Norwegian kroner	1/25/2016	Bank of America, N.A.	$2,957	NKr25,613	64
Polish zloty	1/12/2016	Barclays Bank PLC	$5,885	PLN23,400	(79)
Polish zloty	1/12/2016	JPMorgan Chase	$5,885	PLN23,720	(160)
Polish zloty	1/15/2016	Citibank	€10,152	PLN44,200	(227)
Polish zloty	1/21/2016	UBS AG	€12,724	PLN55,400	(281)
South African rand	1/12/2016	UBS AG	$1,670	ZAR24,300	102
South African rand	1/14/2016	Bank of America, N.A.	$1,249	ZAR19,100	18
South African rand	1/28/2016	JPMorgan Chase	$2,324	ZAR35,000	73
Swedish kronor	1/21/2016	Citibank	$4,530	SKr38,340	(15)
Swedish kronor	1/29/2016	HSBC Bank	€2,913	SKr27,000	(33)
Turkish lira	1/15/2016	Bank of America, N.A.	$1,373	TRY4,100	(27)
					$ (5)
Forward currency contracts — net					$2,666

American Funds Insurance Series

Global Bond Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $99,315,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.987%	11/10/2017	$7,000	$16
Pay	LCH	3-month USD-LIBOR	0.9887	11/25/2017	7,000	18
Receive	LCH	3-month USD-LIBOR	1.572	9/16/2020	10,000	(50)
Pay	LCH	6-month JPY-LIBOR	0.5725	3/5/2025	¥2,850,000	(430)
Pay	LCH	3-month USD-LIBOR	2.222	11/10/2025	$6,000	(29)
Pay	LCH	3-month USD-LIBOR	2.555	10/22/2045	10,000	134
Receive	LCH	6-month EURIBOR	1.5093	10/26/2045	€5,000	(139)
Pay	LCH	3-month USD-LIBOR	2.562	11/4/2045	$4,000	48
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	17,400	344
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	1,100	20
Pay	LCH	3-month USD-LIBOR	2.556	11/27/2045	10,000	133
						$65

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $207,741,000, which represented 9.25% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,412,000, which represented .29% of the net assets of the fund.

Key to abbreviations

LCH = LCH.Clearnet
TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio December 31, 2015

Bonds, notes & other debt instruments 85.50%	Principal amount (000)	Value (000)
Corporate bonds & notes 84.08%
Telecommunication services 13.64%
Altice Financing SA 6.625% 2023[1]	$2,335	$2,312
Altice Finco SA 6.50%–9.88% 2020–2025[1]	2,100	2,131
Altice Finco SA, First Lien, 7.75% 2022[1]	1,400	1,267
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,384
Digicel Group Ltd. 8.25% 2020[1]	17,300	14,359
Digicel Group Ltd. 6.00%–7.13% 2021–2022[1]	10,400	8,514
Frontier Communications Corp. 11.00% 2025[1]	11,280	11,195
Frontier Communications Corp. 6.25%–10.50% 2018–2022[1]	20,730	20,776
Intelsat Jackson Holding Co. 6.625% 2022	15,875	10,200
Intelsat Jackson Holding Co. 7.25% 2019–2020	10,200	9,172
Intelsat Luxembourg Holding Co. 6.75% 2018	5,820	4,365
LightSquared, Term Loan, 9.75% 2020[2,3,4]	28,389	26,402
MetroPCS Wireless, Inc. 6.25% 2021	13,925	14,412
MetroPCS Wireless, Inc. 6.625% 2023	3,950	4,039
Neptune Finco Corp. (Altice NV) 6.63%–10.13% 2023–2025[1]	775	809
Numericable Group SA 4.875% 2019[1]	19,075	18,956
Numericable Group SA 6.00% 2022[1]	1,290	1,255
Sprint Nextel Corp. 7.00% 2020	18,030	13,973
Sprint Nextel Corp. 6.88%–11.50% 2017–2028	13,250	10,629
T-Mobile US, Inc. 6.38%–6.73% 2020–2026	11,429	11,799
Trilogy International Partners, LLC 10.25% 2016[1]	12,675	12,406
Wind Acquisition SA 4.75% 2020[1]	6,575	6,526
Wind Acquisition SA 7.375% 2021[1]	21,025	19,921
Other securities		18,108
		244,910

Health care 13.64%
Centene Corp. 4.75% 2022	8,665	8,427
DJO Finco Inc. 8.125% 2021[1]	13,750	12,237
inVentiv Health Inc. 12.00% 2018[1,5]	19,523	17,722
inVentiv Health Inc. 9.00%–10.00% 2018[1]	19,772	19,564
Kinetic Concepts, Inc. 10.50% 2018	23,420	22,893
Kinetic Concepts, Inc. 12.50% 2019	14,035	12,807
Tenet Healthcare Corp. 4.38%–6.75% 2021–2023	4,985	4,674
Tenet Healthcare Corp., First Lien 4.50%–6.00% 2020–2021	17,470	17,751
Valeant Pharmaceuticals International Inc. 7.00% 2020[1]	345	346
Valeant Pharmaceuticals International, Inc., Term Loan BF-1, 4.00% 2022[2,3,4]	399	385
VPI Escrow Corp. 6.75% 2018[1]	8,275	8,242
VPI Escrow Corp. 6.375% 2020[1]	10,070	9,768
VPI Escrow Corp. 7.50% 2021[1]	500	501
VRX Escrow Corp. 6.125% 2025[1]	10,700	9,576
VRX Escrow Corp. 5.38%–5.88% 2020–2023[1]	7,220	6,727
Other securities		93,197
		244,817

Consumer discretionary 12.68%
Boyd Gaming Corp. 9.00% 2020	8,600	9,159
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	12,740	12,804
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	21,345	20,945
DISH DBS Corp. 4.25% 2018	8,975	9,020
Wynn Macau, Ltd. 5.25% 2021[1]	9,300	8,230
Other securities		167,384
		227,542

Industrials 11.75%
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	22,080	15,346
Builders Firstsource 7.625% 2021[1]	12,595	13,319
Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	11,440
DAE Aviation Holdings, Inc. 10.00% 2023[1]	8,495	8,474

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Industrials (continued)
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	$11,350	$9,945
Ply Gem Industries, Inc. 6.50% 2022	9,025	8,292
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	12,220	8,859
Other securities		135,178
		210,853

Energy 9.73%
NGPL PipeCo LLC 9.625% 2019[1]	15,075	14,170
NGPL PipeCo LLC 7.12%–7.77% 2017–2037[1]	10,940	9,753
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	1,637	1,551
Sabine Pass Liquefaction, LLC 5.63%–5.75% 2021–2025[1]	22,090	19,487
Other securities		129,801
		174,762

Materials 9.51%
ArcelorMittal 7.75% 2041	16,855	11,482
ArcelorMittal 6.13%–10.85% 2018–2025	8,610	7,045
First Quantum Minerals Ltd. 6.75% 2020[1]	19,643	12,768
First Quantum Minerals Ltd. 7.00% 2021[1]	17,193	10,875
First Quantum Minerals Ltd. 7.25% 2022[1]	3,025	1,906
FMG Resources 9.75% 2022[1]	22,925	21,091
JMC Steel Group Inc. 8.25% 2018[1]	16,400	10,947
Reynolds Group Holdings, Ltd. 6.00% 2017[1]	675	656
Reynolds Group Inc. 5.75% 2020	25,195	25,691
Reynolds Group Inc. 6.88%–9.88% 2019–2021	2,288	2,318
Other securities		65,950
		170,729

Financials 6.83%
CIT Group Inc. 3.875% 2019	13,340	13,307
iStar Financial Inc. 4.00%–9.00% 2017–2019	19,505	19,281
Realogy Corp. 4.50% 2019[1]	8,975	9,255
Other securities		80,716
		122,559

Information technology 4.18%
First Data Corp. 7.00% 2023[1]	20,925	20,977
First Data Corp. 5.38%–8.75% 2022–2024[1,5]	6,652	6,692
Freescale Semiconductor, Inc. 5.00% 2021[1]	8,250	8,477
Freescale Semiconductor, Inc. 6.00% 2022[1]	13,550	14,227
NXP BV and NXP Funding LLC 4.125% 2020[1]	1,000	1,002
NXP BV and NXP Funding LLC, Term Loan B, 3.75% 2020[2,3,4]	1,950	1,944
Other securities		21,775
		75,094

Utilities 1.38%
Other securities		24,764

Consumer staples 0.74%
Other securities		13,354

Total corporate bonds & notes		1,509,384

Asset-backed obligations 0.17%
Other securities		2,983

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Other bonds & notes 1.25%
U.S. Treasury 1.375% 2020[6]	$10,000	$9,874
Other securities		12,626
		22,500

Total bonds, notes & other debt instruments (cost: $1,773,651,000)		1,534,867

Convertible bonds 0.36%
Energy 0.01%
Other securities		93

Miscellaneous 0.35%
Other convertible bonds in initial period of acquisition		6,374

Total convertible bonds (cost: $9,395,000)		6,467

Convertible stocks 0.61%	Shares
Other 0.53%
Other securities		9,513

Miscellaneous 0.08%
Other convertible stocks in initial period of acquisition		1,518

Total convertible stocks (cost: $15,694,000)		11,031

Common stocks 1.27%
Consumer discretionary 0.48%
Cooper-Standard Holdings Inc.[7]	110,446	8,570
Other securities		—
		8,570

Other 0.23%
Other securities		4,045

Miscellaneous 0.56%
Other common stocks in initial period of acquisition		10,117

Total common stocks (cost: $39,812,000)		22,737

Short-term securities 10.09%	Principal amount (000)
Abbott Laboratories 0.14% due 1/12/2016[1]	$20,000	19,999
Chevron Corp. 0.18% due 1/27/2016[1]	19,600	19,595
Federal Home Loan Bank 0.11%–0.34% due 1/13/2016–2/10/2016	65,300	65,295
Freddie Mac 0.45% due 4/11/2016	27,800	27,780
John Deere Financial Ltd. 0.40% due 1/21/2016[1]	15,000	14,997
Paccar Financial Corp. 0.18% due 1/27/2016	15,100	15,096
Regents of the University of California 0.16% due 1/12/2016	10,000	9,999
Other securities		8,396

Total short-term securities (cost: $181,141,000)		181,157
Total investment securities 97.83% (cost: $2,019,693,000)		1,756,259
Other assets less liabilities 2.17%		38,973

Net assets 100.00%		$1,795,232

American Funds Insurance Series

High-Income Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $21,562,000, which represented 1.20% of the net assets of the fund. Some of these securities in “Other securities” (with an aggregate value of $3,988,000, a cost of $7,069,000, and which represented .22% of the net assets of the fund) were acquired from 3/10/2010-8/22/2014 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $4,948,000.

					Unrealized
			Contract amount		appreciation
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Mexican pesos	1/8/2016	JPMorgan Chase	$485	MXN8,063	$18
Mexican pesos	1/8/2016	Citibank	$121	MXN2,000	4
South African rand	1/29/2016	Bank of America, N.A.	$864	ZAR13,200	15
					$37

American Funds Insurance Series

High-Income Bond Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $31,519,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	1.2215%	5/8/2018	$4,500	$3
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.39	9/12/2025	MXN57,000	(9)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.52	9/12/2025	57,000	(43)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.5	9/12/2025	118,000	(77)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.435	9/15/2025	91,000	(32)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.485	9/16/2025	30,000	(17)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.495	9/17/2025	52,000	(32)
Pay	LCH	3-month USD-LIBOR	2.7575	5/22/2045	$750	(23)
Pay	LCH	3-month USD-LIBOR	2.883	6/22/2045	750	(44)
						$(274)

Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $19,108,000.

Centrally cleared credit default swaps on credit indices — sell protection

Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (000)	Unrealized appreciation at 12/31/2015 (000)
NA HY Series 25	ICE	5.00%	12/20/2020	$85,000	$850	$144	$706

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $823,972,000, which represented 45.90% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $77,311,000, which represented 4.31% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,440,000, which represented .36% of the net assets of the fund.
[7]	Security did not produce income during the last 12 months.

Key to abbreviations

CME = CME Group Inc.

ICE = Intercontinental Exchange, Inc.

LCH = LCH.Clearnet

MXN = Mexican pesos

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Mortgage Fund

Summary investment portfolio December 31, 2015

Bonds, notes & other debt instruments 95.66%	Principal amount (000)	Value (000)
Mortgage-backed obligations 60.95%
Federal agency mortgage-backed obligations 54.60%
Fannie Mae 3.50% 2035[1]	$22,420	$23,375
Fannie Mae 5.00% 2036[1]	329	357
Freddie Mac 5.00% 2034[1]	2,399	2,655
Government National Mortgage Assn. 5.50% 2040[1]	3,674	4,119
Government National Mortgage Assn. 5.00% 2041[1]	2,132	2,312
Government National Mortgage Assn. 3.50% 2043[1]	2,701	2,824
Government National Mortgage Assn. 3.50% 2043[1]	2,669	2,803
Government National Mortgage Assn. 3.50% 2043[1]	2,039	2,141
Government National Mortgage Assn. 3.50% 2043[1]	1,942	2,030
Government National Mortgage Assn. 4.25% 2044[1]	2,236	2,417
Government National Mortgage Assn. 4.00% 2045[1]	42,497	45,254
Government National Mortgage Assn. 4.50% 2045[1]	10,141	10,918
Government National Mortgage Assn. 4.50% 2045[1]	1,950	2,099
Government National Mortgage Assn. 4.00% 2046[1,2]	58,467	62,078
Government National Mortgage Assn. 3.50%–6.50% 2034–2044[1]	13,688	14,481
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,258	5,459
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,247	1,317
Other securities		174
		186,813

Commercial mortgage-backed securities 4.53%
Other securities		15,520

Federal agency bonds & notes 1.82%
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,3]	4,722	4,916
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,3]	1,250	1,301
		6,217

Total mortgage-backed obligations		208,550

U.S. Treasury bonds & notes 13.01%
U.S. Treasury inflation-protected securities 10.78%
U.S. Treasury Inflation-Protected Security 0.125% 2016[4]	2,694	2,683
U.S. Treasury Inflation-Protected Security 0.125% 2020[4]	2,539	2,509
U.S. Treasury Inflation-Protected Security 0.375% 2025[4,5]	10,230	9,910
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	3,785	4,307
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	9,669	9,852
U.S. Treasury Inflation-Protected Security 0.75% 2045[4]	7,281	6,358
U.S. Treasury Inflation-Protected Securities 0.13%–0.75% 2024–2042[4]	1,365	1,272
		36,891

U.S. Treasury 2.23%
U.S. Treasury 3.00% 2045	4,000	3,992
U.S. Treasury 1.63%–2.88% 2020–2045[5]	3,700	3,634
		7,626

Total U.S. Treasury bonds & notes		44,517

Asset-backed obligations 11.77%
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.66% 2018[1]	2,000	2,000
Ares CLO Ltd., Series 2012-2-A, Class AR, CLO, 1.611% 2023[1,3,6]	2,000	1,993
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.012% 2020[1,3,6,7]	2,000	1,998
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,6]	6,379	6,327
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.644% 2023[1,3,6]	2,500	2,491
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.604% 2023[1,3,6]	1,834	1,818

American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.605% 2025[1,3,6]	$2,200	$2,165
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	2,084	2,084
Other securities		19,385
		40,261

Federal agency bonds & notes 9.93%
Fannie Mae 1.75% 2019	1,750	1,756
Fannie Mae 1.50% 2020	5,000	4,905
Freddie Mac 2.375% 2022	19,800	20,086
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,227
		33,974

Total bonds, notes & other debt instruments (cost: $327,154,000)		327,302

Short-term securities 35.32%
Apple Inc. 0.16% due 1/15/2016[6]	4,900	4,899
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.33% due 1/13/2016	3,400	3,399
Emerson Electric Co. 0.43% due 1/22/2016[6]	9,100	9,098
ExxonMobil Corp. 0.17% due 1/19/2016	8,000	7,999
Fannie Mae 0.10%–0.20% due 1/5/2016–2/2/2016	4,905	4,905
Federal Farm Credit Banks 0.17% due 1/8/2016	5,000	5,000
Federal Home Loan Bank 0.13%–0.31% due 1/6/2016–3/7/2016	28,250	28,246
Freddie Mac 0.15% due 3/7/2016	9,800	9,797
General Electric Co. 0.15% due 1/4/2016	7,900	7,900
Intel Corp. 0.40% due 2/25/2016	8,000	7,995
International Bank for Reconstruction and Development 0.18% due 1/20/2016	5,000	5,000
John Deere Capital Corp. 0.32% due 1/14/2016[6]	3,800	3,800
Johnson & Johnson 0.30% due 1/5/2016[6]	4,000	4,000
Paccar Financial Corp. 0.40% due 2/16/2016	5,400	5,397
Parker-Hannifin Corp. 0.39% due 1/25/2016[6]	8,000	7,998
USAA Capital Corp. 0.25% due 1/6/2016	5,400	5,400

Total short-term securities (cost: $120,831,000)		120,833
Total investment securities 130.98% (cost: $447,985,000)		448,135
Other assets less liabilities (30.98)%		(106,005)

Net assets 100.00%		$342,130

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Mortgage Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $429,273,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$54,500	$378
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	35,500	244
Pay	LCH	3-month USD-LIBOR	1.039	11/26/2017	800	1
Receive	LCH	3-month USD-LIBOR	1.1005	12/22/2017	49,000	(57)
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	15,000	156
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	5,000	6
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	3,800	39
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	8,500	67
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	8,000	88
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	8,000	81
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	15,000	111
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	15,000	208
Receive	LCH	3-month USD-LIBOR	1.675	10/30/2019	67,500	321
Receive	LCH	3-month USD-LIBOR	1.6625	12/18/2019	3,500	12
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	8,000	19
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	6,000	40
Receive	LCH	3-month USD-LIBOR	1.525	4/27/2020	5,000	(21)
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	9,000	73
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	8,000	69
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	8,000	73
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	1,000	10
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	2,000	9
Pay	LCH	3-month USD-LIBOR	1.5526	11/9/2020	1,000	7
Receive	LCH	3-month USD-LIBOR	1.68	12/22/2020	18,000	(34)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	2,000	(5)
Receive	LCH	3-month USD-LIBOR	2.898	9/23/2023	5,000	322
Receive	LCH	3-month USD-LIBOR	1.9865	10/26/2025	5,500	(90)
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	2,000	9
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	10,000	24
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	3,500	(540)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	2,000	(254)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	2,000	(267)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(392)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	2,000	46
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	3,200	109
Pay	LCH	3-month USD-LIBOR	2.625	6/2/2045	1,000	(2)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	2,500	55
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	1,500	30
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	4,000	74
Receive	LCH	3-month USD-LIBOR	2.55376	11/9/2045	300	(4)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	3,560	69
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	2,000	58
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	2,250	13
						$1,155

American Funds Insurance Series

Mortgage Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,564,000, which represented 1.33% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $60,769,000, which represented 17.76% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $2,304,000, which represented .67% of the net assets of the fund.

Key to abbreviations

CLO = Collateralized Loan Obligation

LCH = LCH.Clearnet

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio December 31, 2015

Bonds, notes & other debt instruments 96.47%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 39.66%
U.S. Treasury 20.12%
U.S. Treasury 1.625% 2019[1]	$66,500	$66,760
U.S. Treasury 3.625% 2019	56,500	60,696
U.S. Treasury 1.375% 2020	64,010	62,903
U.S. Treasury 1.625% 2020	30,000	29,831
U.S. Treasury 2.25% 2021	76,800	78,384
U.S. Treasury 1.625% 2022	32,698	31,778
U.S. Treasury 1.875% 2022	21,700	21,431
U.S. Treasury 2.00% 2022	40,000	39,793
U.S. Treasury 2.00% 2025	31,400	30,617
U.S. Treasury 3.625% 2043	15,850	17,870
U.S. Treasury 2.875% 2045	30,000	29,166
U.S. Treasury 3.00% 2045	87,000	86,821
U.S. Treasury 1.25%–6.25% 2019–2043	58,705	60,175
		616,225

U.S. Treasury inflation-protected securities 19.54%
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	16,163	16,099
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	108,977	107,677
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	49,082	46,660
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	39,514	37,737
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	172,205	166,814
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	52,364	59,583
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	79,300	80,797
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	79,915	69,785
U.S. Treasury Inflation-Protected Securities 0.13%–0.75% 2022–2042[2]	13,576	13,066
		598,218

Total U.S. Treasury bonds & notes		1,214,443

Mortgage-backed obligations 30.85%
Federal agency mortgage-backed obligations 30.85%
Fannie Mae 3.50% 2046[3,4]	43,000	44,353
Fannie Mae 4.00% 2046[3,4]	175,000	184,806
Fannie Mae 0%–9.74% 2017–2044[3,5]	60,832	63,467
Freddie Mac 0%–6.00% 2020–2044[3,5]	66,204	68,672
Government National Mortgage Assn. 4.00% 2045[3]	146,307	155,623
Government National Mortgage Assn. 4.00% 2045[3]	124,610	132,694
Government National Mortgage Assn. 4.50% 2045[3]	43,253	46,567
Government National Mortgage Assn. 4.50% 2045[3]	41,492	44,652
Government National Mortgage Assn. 4.50% 2045[3]	36,419	39,189
Government National Mortgage Assn. 4.00% 2046[3,4]	29,225	31,030
Government National Mortgage Assn. 3.00%–6.50% 2034–2065[3]	72,639	78,549
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.424% 2060[3,5]	19,890	21,261
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	16,555	17,164
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	14,075	14,870
Other securities		1,672
		944,569

Federal agency bonds & notes 25.96%
Fannie Mae 1.75% 2019	16,000	16,056
Fannie Mae 1.50% 2020	94,500	93,269
Fannie Mae 2.63%–7.13% 2017–2030	17,610	19,705
Federal Farm Credit Banks 0.60% 2017	41,774	41,601
Federal Farm Credit Banks 0.40%–0.48% 2017[5]	13,621	13,617
Federal Home Loan Bank 1.75% 2018	38,000	38,415
Federal Home Loan Bank 3.375% 2023	16,715	17,977
Federal Home Loan Bank 0.63%–5.50% 2016–2036	13,675	14,093
Freddie Mac 1.25% 2019	18,730	18,465
Freddie Mac 2.375% 2022	112,000	113,619
Freddie Mac 1.00%–3.75% 2017–2019	14,475	15,392

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Private Export Funding Corp. 1.45% 2019	$17,500	$17,347
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	35,825
Tennessee Valley Authority 1.88%–5.88% 2022–2060	16,840	17,228
TVA Southaven 3.846% 2033[3]	1,604	1,666
U.S. Department of Housing and Urban Development 0.83%–3.70% 2016–2034	98,632	98,028
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,886
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	90,848
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,662
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	43,669
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	4,147	5,202
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,455
Other securities		17,796
		794,821

Total bonds, notes & other debt instruments (cost: $2,959,303,000)		2,953,833

Short-term securities 7.45%
Abbott Laboratories 0.20%–0.23% due 1/26/2016–2/9/2016[6]	34,200	34,192
Apple Inc. 0.16% due 1/15/2016[6]	18,200	18,198
Caterpillar Financial Services Corp. 0.22% due 2/17/2016	40,000	39,980
ExxonMobil Corp. 0.42% due 2/1/2016	26,400	26,392
Federal Farm Credit Banks 0.29% due 5/3/2016	10,300	10,288
Federal Home Loan Bank 0.23%–0.24% due 2/19/2016–3/2/2016	24,000	23,995
Honeywell International Inc. 0.28% due 2/22/2016[6]	50,000	49,971
Regents of the University of California 0.23% due 2/17/2016	25,000	24,993

Total short-term securities (cost: $228,025,000)		228,009
Total investment securities 103.92% (cost: $3,187,328,000)		3,181,842
Other assets less liabilities (3.92)%		(119,956)

Net assets 100.00%		$3,061,886

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $6,226,331,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$432,250	$2,996
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	282,750	1,945
Receive	LCH	3-month USD-LIBOR	0.88144	11/9/2017	348,000	(1,482)
Receive	LCH	3-month USD-LIBOR	0.979	11/12/2017	227,000	(577)
Receive	LCH	3-month USD-LIBOR	0.947	11/17/2017	98,000	(312)
Pay	LCH	3-month USD-LIBOR	0.9675	12/3/2017	286,000	901
Pay	LCH	3-month USD-LIBOR	1.042	12/14/2017	245,000	490
Receive	LCH	3-month USD-LIBOR	1.0455	12/18/2017	140,000	(288)
Receive	LCH	3-month USD-LIBOR	1.101	12/22/2017	261,000	(300)
Pay	LCH	3-month USD-LIBOR	1.11	12/24/2017	122,000	131
Receive	LCH	3-month USD-LIBOR	1.2375	7/16/2018	50,000	(79)
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	175,000	1,818
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	175,000	1,825
Receive	LCH	3-month USD-LIBOR	1.2925	12/10/2018	98,000	(278)
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	100,000	998
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	86,600	881
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	34,700	348
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	64,000	705
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	64,000	647
Receive	LCH	3-month USD-LIBOR	1.7725	8/11/2019	133,000	1,210
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	127,000	1,158
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	52,000	722
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	48,000	376
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	52,000	125
Receive	LCH	3-month USD-LIBOR	1.45	2/2/2020	360,000	(2,041)
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	80,000	192
Receive	LCH	3-month USD-LIBOR	1.672	2/26/2020	43,000	124
Receive	LCH	3-month USD-LIBOR	1.663	5/6/2020	57,000	85
Pay	LCH	3-month USD-LIBOR	1.5875	9/2/2020	50,000	195
Receive	LCH	3-month USD-LIBOR	1.611	11/17/2020	50,000	(213)
Pay	LCH	3-month USD-LIBOR	1.594	11/25/2020	50,000	262
Receive	LCH	3-month USD-LIBOR	1.569	12/2/2020	79,000	(517)
Pay	LCH	3-month USD-LIBOR	1.52	12/3/2020	8,000	71
Pay	LCH	3-month USD-LIBOR	1.61	12/7/2020	117,000	552
Receive	LCH	3-month USD-LIBOR	1.587	12/11/2020	210,000	(1,254)
Receive	LCH	3-month USD-LIBOR	1.6395	12/14/2020	65,000	(229)
Receive	LCH	3-month USD-LIBOR	1.6795	12/22/2020	99,000	(188)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	94,000	65
Pay	LCH	3-month USD-LIBOR	1.727	1/5/2021	42,000	—
Pay	LCH	3-month USD-LIBOR	1.75918	4/29/2022	58,000	400
Receive	LCH	3-month USD-LIBOR	1.9345	5/6/2022	20,000	72
Receive	LCH	3-month USD-LIBOR	2.138	6/22/2022	25,000	379
Receive	LCH	3-month USD-LIBOR	2.0785	6/23/2022	45,000	514
Pay	LCH	3-month USD-LIBOR	1.9605	8/5/2022	36,000	(131)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	280,000	1,546
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	280,000	1,291
Receive	LCH	3-month USD-LIBOR	1.79	9/28/2022	38,000	(321)
Receive	LCH	3-month USD-LIBOR	1.705	10/5/2022	50,000	(701)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	21,000	(50)
Receive	LCH	3-month USD-LIBOR	1.847	11/27/2022	44,000	(251)
Receive	LCH	3-month USD-LIBOR	1.8115	12/4/2022	29,000	(238)
Receive	LCH	3-month USD-LIBOR	1.9225	12/18/2022	36,000	(45)
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(799)

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.2245%	9/14/2025	$45,000	$(262)
Pay	LCH	3-month USD-LIBOR	2.193	9/23/2025	27,500	(74)
Pay	LCH	3-month USD-LIBOR	2.198	9/23/2025	27,500	(87)
Pay	LCH	3-month USD-LIBOR	1.905	10/6/2025	55,000	1,288
Receive	LCH	3-month USD-LIBOR	1.9545	10/19/2025	33,000	(631)
Receive	LCH	3-month USD-LIBOR	1.9865	10/26/2025	42,000	(685)
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	61,000	270
Pay	LCH	3-month USD-LIBOR	2.2395	11/12/2025	2,000	(13)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	32,000	176
Pay	LCH	3-month USD-LIBOR	2.151	12/22/2025	51,000	129
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	62,000	(861)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	62,000	(1,034)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	45,000	(6,947)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	16,000	(2,029)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	16,000	(2,132)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	12,000	(234)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	11,000	253
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	2,000	51
Pay	LCH	3-month USD-LIBOR	2.343	3/25/2045	2,000	117
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	60,000	(1,129)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	36,000	789
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	24,000	479
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	10,000	185
Pay	LCH	3-month USD-LIBOR	2.5375	11/3/2045	18,400	318
Pay	LCH	3-month USD-LIBOR	2.6445	11/10/2045	11,500	(70)
Pay	LCH	3-month USD-LIBOR	2.7025	11/12/2045	9,000	(169)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	258
Pay	LCH	3-month USD-LIBOR	2.5295	12/2/2045	18,000	343
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	9,000	52
Pay	LCH	3-month USD-LIBOR	2.5885	12/23/2045	22,500	147
						$1,228

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $46,035,000, which represented 1.50% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $102,448,000, which represented 3.35% of the net assets of the fund.

Key to abbreviations

LCH = LCH.Clearnet

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series

Cash Management Fund

Investment portfolio December 31, 2015

Short-term securities 98.51%	Principal amount (000)	Value (000)
Federal agency discount notes 49.96%
Federal Farm Credit Banks 0.28% due 1/21/2016	$10,800	$10,799
Federal Home Loan Bank 0.12%–0.31% due 1/14/2016–3/21/2016	83,400	83,386
Freddie Mac 0.14%–0.46% due 1/12/2016–4/14/2016	87,400	87,372
		181,557

Commercial paper 24.48%
Apple Inc. 0.20% due 1/19/2016[1]	11,100	11,098
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.38% due 1/4/2016	4,000	4,000
Caisse d’Amortissement de la Dette Sociale 0.23% due 1/4/2016[1]	9,700	9,700
ExxonMobil Corp. 0.27% due 1/19/2016	8,900	8,898
General Electric Co. 0.15% due 1/4/2016	10,500	10,500
Mitsubishi UFJ Trust and Banking Corp. 0.28% due 1/12/2016[1]	7,900	7,899
Private Export Funding Corp. 0.40% due 1/27/2016[1]	4,900	4,898
Province of Ontario 0.39% due 1/20/2016	2,100	2,099
Québec (Province of) 0.40% due 1/20/2016[1]	11,700	11,698
Scotiabank Inc. 0.22% due 1/4/2016[1]	11,000	11,000
Sumitomo Mitsui Banking Corp. 0.48% due 2/23/2016[1]	7,200	7,195
		88,985

U.S. Treasury 24.07%
U.S. Treasury Bills 0.05%–0.21% due 1/7/2016–4/21/2016	87,500	87,488

Total short-term securities (cost: $358,005,000)		358,030

Bonds, notes & other debt instruments 1.38%
U.S. Treasury bonds & notes 1.38%
U.S. Treasury 0.313% 2016[2]	5,000	4,999

Total bonds, notes & other debt instruments (cost: $4,998,000)		4,999
Total investment securities 99.89% (cost: $363,003,000)		363,029
Other assets less liabilities 0.11%		407

Net assets 100.00%		$363,436

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $63,489,000, which represented 17.47% of the net assets of the fund.
[2]	Coupon rate may change periodically.

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio December 31, 2015

Growth funds 92.95%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,992,870	$135,555

Total growth funds (cost: $147,876,000)		135,555

Short-term securities 5.13%
Government Cash Management Fund	7,479,237	7,479

Total short-term securities (cost: $7,479,000)		7,479
Total investment securities 98.08% (cost: $155,355,000)		143,034
Other assets less liabilities 1.92%		2,798

Net assets 100.00%		$145,832

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $33,032,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	361	March 2016	$36,701	$(38)
Russell 2000 Mini Index Contracts	ICE	Short	60	March 2016	6,807	18
S&P Mid 400 E-mini Index Contracts	CME	Short	17	March 2016	2,372	3
British Pound Currency Contracts	CME	Short	16	March 2016	1,505	31
Euro Currency Contracts	CME	Short	10	March 2016	1,364	3
FTSE 100 Index Contracts	LIFFE	Short	15	March 2016	1,321	(47)
Euro Stoxx 50 Index Contracts	EUREX	Short	33	March 2016	1,159	(12)
Nikkei 225 Index Contracts	OSE	Short	5	March 2016	798	17
Japanese Yen Currency Contracts	CME	Short	7	March 2016	715	(14)
Mini MSCI Emerging Market Index Contracts	ICE	Short	18	March 2016	704	(4)
						$(43)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Growth Fund, Class 1	925,445	1,318,846	251,421	1,992,870	$1,102	$135,555

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk International Fund

Investment portfolio December 31, 2015

Growth funds 91.75%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,220,151	$76,300

Total growth funds (cost: $86,949,000)		76,300

Short-term securities 5.16%
Government Cash Management Fund	4,290,125	4,290

Total short-term securities (cost: $4,290,000)		4,290
Total investment securities 96.91% (cost: $91,239,000)		80,590
Other assets less liabilities 3.09%		2,570

Net assets 100.00%		$83,160

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $28,989,000.

						Unrealized
						appreciation
					Notional	(depreciation)
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
Euro Currency Contracts	CME	Short	77	March 2016	$10,515	$38
Mini MSCI Emerging Market Index Contracts	ICE	Short	269	March 2016	10,502	(90)
Euro Stoxx 50 Index Contracts	EUREX	Short	281	March 2016	9,867	(105)
Nikkei 225 Index Contracts	OSE	Short	26	March 2016	4,156	93
British Pound Currency Contracts	CME	Short	40	March 2016	3,764	80
Japanese Yen Currency Contracts	CME	Short	36	March 2016	3,688	(62)
FTSE 100 Index Contracts	LIFFE	Short	40	March 2016	3,520	(128)
Russell 2000 Mini Index Contracts	ICE	Short	12	March 2016	1,366	8
S&P 500 E-mini Index Contracts	CME	Short	5	March 2016	509	— *
						$(166)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – International Fund, Class 1	2,130,911	2,585,252	496,012	4,220,151	$1,358	$76,300

*	Amount less than one thousand.

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio December 31, 2015

Growth-and-income funds 93.15%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	10,142,310	$127,996

Total growth-and-income funds (cost: $143,247,000)		127,996

Short-term securities 4.43%
Government Cash Management Fund	6,076,888	6,077

Total short-term securities (cost: $6,077,000)		6,077
Total investment securities 97.58% (cost: $149,324,000)		134,073
Other assets less liabilities 2.42%		3,332

Net assets 100.00%		$137,405

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $36,646,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	503	March 2016	$51,149	$(41)
Euro Currency Contracts	CME	Short	10	March 2016	1,360	(1)
Euro Stoxx 50 Index Contracts	EUREX	Short	36	March 2016	1,265	(13)
FTSE 100 Index Contracts	LIFFE	Short	13	March 2016	1,144	(42)
British Pound Currency Contracts	CME	Short	12	March 2016	1,128	23
Russell 2000 Mini Index Contracts	ICE	Short	7	March 2016	797	5
Mini MSCI Emerging Market Index Contracts	ICE	Short	8	March 2016	312	(2)
						$(71)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	6,224,439	5,587,259	1,669,388	10,142,310	$2,783	$127,996

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2015

Growth-and-income funds 93.38%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	2,523,169	$114,552

Total growth-and-income funds (cost: $127,162,000)		114,552

Short-term securities 4.71%
Government Cash Management Fund	5,778,462	5,778

Total short-term securities (cost: $5,778,000)		5,778
Total investment securities 98.09% (cost: $132,940,000)		120,330
Other assets less liabilities 1.91%		2,339

Net assets 100.00%		$122,669

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $26,372,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	339	March 2016	$34,396	$(104)
Russell 2000 Mini Index Contracts	ICE	Short	20	March 2016	2,263	— *
Euro Currency Contracts	CME	Short	13	March 2016	1,776	7
Euro Stoxx 50 Index Contracts	EUREX	Short	43	March 2016	1,510	(17)
S&P Mid 400 E-mini Index Contracts	CME	Short	9	March 2016	1,258	4
British Pound Currency Contracts	CME	Short	11	March 2016	1,037	24
FTSE 100 Index Contracts	LIFFE	Short	11	March 2016	967	(36)
Japanese Yen Currency Contracts	CME	Short	4	March 2016	411	(6)
Mini MSCI Emerging Market Index Contracts	ICE	Short	9	March 2016	351	(3)
Nikkei 225 Index Contracts	OSE	Short	2	March 2016	317	5
						$(126)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Growth-Income Fund, Class 1	1,334,756	1,388,854	200,441	2,523,169	$1,722	$114,552

*	Amount less than one thousand.

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2015

Asset allocation funds 93.55%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	120,910,667	$2,493,178

Total asset allocation funds (cost: $2,630,946,000)		2,493,178

Short-term securities 5.93%
Government Cash Management Fund	157,858,165	157,858

Total short-term securities (cost: $157,858,000)		157,858
Total investment securities 99.48% (cost: $2,788,804,000)		2,651,036
Other assets less liabilities 0.52%		13,983

Net assets 100.00%		$2,665,019

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $240,350,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	1,675	March 2016	$169,120	$(1,344)
Russell 2000 Mini Index Contracts	ICE	Short	107	March 2016	11,985	(122)
Euro Stoxx 50 Index Contracts	EUREX	Short	217	March 2016	7,594	(108)
Euro Currency Contracts	CME	Short	44	March 2016	6,036	48
Mini MSCI Emerging Market Index Contracts	ICE	Short	143	March 2016	5,648	17
S&P Mid 400 E-mini Index Contracts	CME	Short	14	March 2016	1,935	(16)
Nikkei 225 Index Contracts	OSE	Short	10	March 2016	1,585	22
Japanese Yen Currency Contracts	CME	Short	10	March 2016	1,032	(9)
FTSE 100 Index Contracts	LIFFE	Short	8	March 2016	706	(23)
British Pound Currency Contracts	CME	Short	6	March 2016	562	9
						$(1,526)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	86,231,073	38,171,540	3,491,946	120,910,667	$45,462	$2,493,178

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets and liabilities

at December 31, 2015

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,555,777	$4,126,054	$21,663,100	$7,464,417	$2,682,810
Affiliated issuers	—	103,738	194,271	—	—
Cash denominated in currencies other than U.S. dollars	—	80	—	951	39
Cash	176	207	351	102	89
Unrealized appreciation on open forward currency contracts	—	607	—	1,367	86
Receivables for:
Sales of investments	—	5,573	7,037	654	180
Sales of fund’s shares	1,722	1,654	4,079	15,300	12,588
Dividends and interest	8,158	2,599	12,160	15,625	3,502
Closed forward currency contracts	—	— *	—	7	—
Variation margin	—	—	—	—	—
Other	119	175	289	244	116
	5,565,952	4,240,687	21,881,287	7,498,667	2,699,410
Liabilities:
Unrealized depreciation on open forward currency contracts	590	106	—	950	57
Payables for:
Purchases of investments	—	2,919	16,873	3,489	695
Repurchases of fund’s shares	27,569	1,698	56,417	4,737	1,771
Investment advisory services	2,484	2,507	6,142	3,196	1,653
Services provided by related parties	883	573	3,387	928	264
Trustees’ deferred compensation	57	37	509	224	21
Closed forward currency contracts	—	9	—	—	—
Variation margin	—	—	—	—	—
Other	737	1,335	275	2,493	1,168
	32,320	9,184	83,603	16,017	5,629
Net assets at December 31, 2015	$5,533,632	$4,231,503	$21,797,684	$7,482,650	$2,693,781
Net assets consist of:
Capital paid in on shares of beneficial interest	$3,822,342	$3,311,193	$13,251,433	$6,513,220	$2,694,586
(Distributions in excess of) undistributed net investment income	(256)	(6,905)	29,862	(19,278)	(18,827)
Undistributed (accumulated) net realized gain (loss)	439,641	801,939	1,733,796	629,478	(75,249)
Net unrealized appreciation (depreciation)	1,271,905	125,276	6,782,593	359,230	93,271
Net assets at December 31, 2015	$5,533,632	$4,231,503	$21,797,684	$7,482,650	$2,693,781
Investment securities, at cost:
Unaffiliated issuers	$4,282,776	$3,990,546	$14,866,354	$7,104,135	$2,588,694
Affiliated issuers	—	113,297	208,380	—	—
Cash denominated in currencies other than U.S. dollars, at cost	—	80	—	951	40

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$6,879,385	$1,780,060	$24,228,792	$989,282	$238,358	$18,704,166	$221,181	$10,682,116	$2,256,950
—	—	—	—	—	49,507	—	—	—
714	163	831	269	30	—	—	4,477	838
2,760	416	4,177	97	139	947	95	4,588	328
—	133	—	—	—	—	132	178	4,136

10,745	10,128	3,038	1,064	3,126	127,644	3,025	1,954,328	87,056
2,012	476	7,918	69	1,461	10,400	81	3,693	1,450
8,887	2,624	29,642	2,961	860	50,130	804	56,269	20,604
—	—	—	—	—	—	—	104	1,546
—	—	—	—	—	—	—	1,921	16
340	52	734	2	1	146	7	212	46
6,904,843	1,794,052	24,275,132	993,744	243,975	18,942,940	225,325	12,707,886	2,372,970

—	75	—	—	—	—	68	1,210	1,470

—	14,536	15,003	—	6,601	552,086	5,621	2,773,189	123,283
3,399	1,155	36,856	61	130	12,476	192	2,391	672
2,338	916	5,564	542	98	4,314	124	3,072	1,019
754	333	3,081	69	34	1,748	38	976	278
49	16	576	4	— *	191	1	83	17
—	—	—	—	—	—	1	—	39
—	—	—	—	—	304	—	1,953	321
29	239	659	189	107	1,254	16	113	320
6,569	17,270	61,739	865	6,970	572,373	6,061	2,782,987	127,419
$6,898,274	$1,776,782	$24,213,393	$992,879	$237,005	$18,370,567	$219,264	$9,924,899	$2,245,551

$5,314,423	$1,609,069	$16,465,373	$1,035,445	$247,904	$14,833,607	$206,602	$9,913,369	$2,375,817
28,224	5,495	74,007	1,042	(292)	56,335	(1,170)	61,376	(13,116)
615,184	(30,723)	2,675,469	6,970	(1,708)	462,999	(109)	28,891	2,994
940,443	192,941	4,998,544	(50,578)	(8,899)	3,017,626	13,941	(78,737)	(120,144)
$6,898,274	$1,776,782	$24,213,393	$992,879	$237,005	$18,370,567	$219,264	$9,924,899	$2,245,551

$5,938,931	$1,586,959	$19,230,175	$1,039,757	$247,251	$15,647,303	$207,290	$10,761,550	$2,379,594
—	—	—	—	—	83,921	—	—	—
714	163	831	269	30	—	—	4,525	842

American Funds Insurance Series

Statements of assets and liabilities

at December 31, 2015

			U.S.
	High-		Government/		Managed
	Income		AAA-Rated	Cash	Risk
	Bond	Mortgage	Securities	Management	Growth
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,756,259	$448,135	$3,181,842	$363,029	$7,479
Affiliated issuers	—	—	—	—	135,555
Cash denominated in currencies other than U.S. dollars	3,698	—	—	—	—
Cash	10,131	105	2,579	359	—
Unrealized appreciation on open forward currency contracts	37	—	—	—	—
Receivables for:
Sales of investments	5,769	217,380	1,383,857	—	—
Sales of fund’s shares	405	822	1,117	1,125	296
Dividends and interest	33,805	1,026	12,238	2	— *
Deposits at brokers for futures contracts	—	—	—	—	2,429
Variation margin	—	202	3,398	—	482
Other	116	1	24	—	—
	1,810,220	667,671	4,585,055	364,515	146,241
Liabilities:
Payables for:
Purchases of investments	12,885	325,039	1,515,927	—	267
Repurchases of fund’s shares	546	61	1,207	878	9
Investment advisory services	709	122	881	99	12
Services provided by related parties	181	17	374	72	119
Trustees’ deferred compensation	55	1	59	21	— *
Variation margin	167	295	4,690	—	2
Other	445	6	31	9	— *
	14,988	325,541	1,523,169	1,079	409
Net assets at December 31, 2015	$1,795,232	$342,130	$3,061,886	$363,436	$145,832
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,193,604	$337,013	$3,007,195	$363,433	$144,821
(Distributions in excess of) undistributed net investment income	18,573	804	7,412	(23)	328
Undistributed (accumulated) net realized gain (loss)	(153,862)	3,007	51,538	—	13,047
Net unrealized appreciation (depreciation)	(263,083)	1,306	(4,259)	26	(12,364)
Net assets at December 31, 2015	$1,795,232	$342,130	$3,061,886	$363,436	$145,832
Investment securities, at cost:
Unaffiliated issuers	$2,019,693	$447,985	$3,187,328	$363,003	$7,479
Affiliated issuers	—	—	—	—	147,876
Cash denominated in currencies other than U.S. dollars, at cost	3,808	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$4,290	$6,077	$5,778	$157,858
76,300	127,996	114,552	2,493,178
—	—	—	—
—	—	—	—
—	—	—	—
2	—	—	2,805
170	53	288	5,121
— *	— *	— *	1
2,390	2,910	2,033	14,412
254	543	396	2,162
—	—	—	—
83,406	137,579	123,047	2,675,537

158	48	267	2,787
2	1	1	5,141
7	12	10	225
68	113	99	2,044
— *	— *	— *	5
11	—	1	4
— *	— *	— *	312
246	174	378	10,518
$83,160	$137,405	$122,669	$2,665,019

$91,413	$144,717	$125,867	$2,675,147
839	2,223	1,328	34,133
1,723	5,787	8,210	95,033
(10,815)	(15,322)	(12,736)	(139,294)
$83,160	$137,405	$122,669	$2,665,019

$4,290	$6,077	$5,778	$157,858
86,949	143,247	127,162	2,630,946
—	—	—	—

American Funds Insurance Series

Statements of assets and liabilities

at December 31, 2015

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,626,228	$1,705,936	$6,796,089	$3,427,398	$1,562,157
Shares outstanding	61,612	69,893	99,908	189,595	82,769
Net asset value per share	$26.39	$24.41	$68.02	$18.08	$18.87
Class 2:
Net assets	$3,817,174	$2,492,251	$14,413,972	$3,977,860	$960,711
Shares outstanding	145,734	104,294	212,937	220,741	51,356
Net asset value per share	$26.19	$23.90	$67.69	$18.02	$18.71
Class 3:
Net assets			$193,647	$31,575
Shares outstanding			2,832	1,744
Net asset value per share			$68.37	$18.11
Class 4:
Net assets	$90,230	$33,316	$393,976	$45,817	$170,913
Shares outstanding	3,449	1,382	5,857	2,555	9,146
Net asset value per share	$26.16	$24.11	$67.26	$17.93	$18.69

			U.S.
	High-		Government/		Managed
	Income		AAA-Rated	Cash	Risk
	Bond	Mortgage	Securities	Management	Growth
	Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,016,991	$271,931	$1,425,626	$39,432
Shares outstanding	110,672	25,630	115,763	3,503
Net asset value per share	$9.19	$10.61	$12.31	$11.26
Class 2:
Net assets	$765,514	$58,778	$1,578,749	$302,139
Shares outstanding	84,451	5,551	129,429	27,451
Net asset value per share	$9.06	$10.59	$12.20	$11.01
Class 3:
Net assets	$11,610		$10,977	$6,071
Shares outstanding	1,259		890	546
Net asset value per share	$9.22		$12.34	$11.11
Class 4:
Net assets	$1,117	$11,421	$46,534	$15,794
Shares outstanding	115	1,085	3,807	1,415
Net asset value per share	$9.73	$10.52	$12.22	$11.17
Class P1:
Net assets					$426
Shares outstanding					37
Net asset value per share					$11.49
Class P2:
Net assets					$145,406
Shares outstanding					12,721
Net asset value per share					$11.43

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$3,638,508	$293,404	$10,747,098	$706,763	$79,569	$10,912,479	$47,476	$5,730,648	$1,031,825
288,274	23,753	236,737	48,006	8,469	529,242	4,422	535,502	93,756
$12.62	$12.35	$45.40	$14.72	$9.40	$20.62	$10.74	$10.70	$11.01

$3,227,870	$1,478,674	$12,895,255	$253,750	$1	$5,008,326	$171,133	$4,134,660	$1,207,969
258,069	119,913	286,318	17,289	— *	244,944	15,964	390,934	110,488
$12.51	$12.33	$45.04	$14.68	$9.40	$20.45	$10.72	$10.58	$10.93

		$161,488			$36,226
		3,552			1,756
		$45.46			$20.64

$31,896	$4,704	$409,552	$32,366	$157,435	$2,413,536	$655	$59,591	$5,757
2,545	384	9,138	2,212	16,780	118,320	61	5,617	528
$12.53	$12.26	$44.82	$14.63	$9.38	$20.40	$10.69	$10.61	$10.89

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$152	$187	$732	$711,514
16	17	65	60,694
$9.48	$10.80	$11.25	$11.72

$83,008	$137,218	$121,937	$1,953,505
8,805	12,750	10,871	166,755
$9.43	$10.76	$11.22	$11.71

American Funds Insurance Series

Statements of operations
for the year ended December 31, 2015

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$82,255	$37,755	$272,432	$149,611	$35,665
Interest	485	905	1,399	5,342	10,447
	82,740	38,660	273,831	154,953	46,112
Fees and expenses*:
Investment advisory services	29,539	30,635	73,812	39,545	19,457
Distribution services	10,128	6,875	38,394	11,030	2,906
Insurance administrative services	126	57	254	86	289
Transfer agent services	1	— †	2	1	— †
Administrative services	566	441	2,254	792	269
Reports to shareholders	263	191	1,132	375	127
Registration statement and prospectus	53	77	250	54	56
Trustees’ compensation	52	39	206	72	25
Auditing and legal	90	60	94	226	74
Custodian	642	655	434	1,694	1,171
State and local taxes	—	—	—	—	—
Other	22	17	28	29	45
Total fees and expenses before reimbursement/waiver	41,482	39,047	116,860	53,904	24,419
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—
Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbursement/waiver	41,482	39,047	116,860	53,904	24,419
Net investment income (loss)	41,258	(387)	156,971	101,049	21,693
Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	458,143	813,416	1,900,915	670,238	(85,183)
Forward currency contracts	2,184	4,141	—	3,508	2,386
Interest rate swaps	—	—	—	—	—
Currency transactions	(5,472)	(178)	(1,742)	(2,172)	(697)
	454,855	817,379	1,899,173	671,574	(83,494)
Net unrealized (depreciation) appreciation on:
Investments	(107,839)	(799,127)	(519,804)	(1,111,661)	(21,600)
Forward currency contracts	(1,958)	94	—	(3,684)	(537)
Interest rate swaps	—	—	—	—	—
Currency translations	11	41	194	411	131
	(109,786)	(798,992)	(519,610)	(1,114,934)	(22,006)
Net realized gain (loss) and unrealized (depreciation) appreciation	345,069	18,387	1,379,563	(443,360)	(105,500)
Net increase (decrease) in net assets resulting from operations	$386,327	$18,000	$1,536,534	$(342,311)	$(83,807)

See end of statements of operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$188,482	$47,798	$464,232	$32,692	$4,948	$261,487	$3,938	$75	$—
412	582	5,058	1,678	388	124,624	1,699	229,904	72,529
188,894	48,380	469,290	34,370	5,336	386,111	5,637	229,979	72,529

28,369	11,171	66,847	6,662	748	49,646	1,455	35,972	13,141
8,810	4,039	35,053	730	279	14,407	446	11,077	3,285
48	7	273	71	279	1,154	— †	108	12
1	— †	3	— †	— †	2	— †	1	— †
715	186	2,499	105	15	1,798	22	986	249
218	51	1,083	19	3	843	4	397	68
38	72	146	22	14	274	6	70	31
65	17	229	9	1	162	2	88	23
45	50	175	45	25	74	43	57	41
171	266	584	266	21	134	32	117	573
—	—	—	—	—	—	1	—	—
9	17	31	36	2	34	22	206	159
38,489	15,876	106,923	7,965	1,387	68,528	2,033	49,079	17,582

6	—	—	—	—	—	—	—	—
6	—	—	—	—	—	—	—	—
38,483	15,876	106,923	7,965	1,387	68,528	2,033	49,079	17,582
150,411	32,504	362,367	26,405	3,949	317,583	3,604	180,900	54,947

617,265	60,160	2,678,584	7,584	(1,239)	479,179	300	19,239	(76,952)
—	2,373	—	9	—	—	(5)	23,312	6,624
—	—	—	—	—	(6,911)	—	24,673	1,875
(33)	(111)	(392)	(104)	14	(293)	(94)	(243)	(4,568)
617,232	62,422	2,678,192	7,489	(1,225)	471,975	201	66,981	(73,021)

(966,964)	(114,598)	(2,629,740)	(92,060)	(7,834)	(528,111)	(5,967)	(219,134)	(83,826)
—	(1,206)	—	—	—	—	(16)	(5,894)	1,831
—	—	—	—	—	4,375	—	9,298	240
4	43	23	10	(5)	22	18	191	1,075
(966,960)	(115,761)	(2,629,717)	(92,050)	(7,839)	(523,714)	(5,965)	(215,539)	(80,680)

(349,728)	(53,339)	48,475	(84,561)	(9,064)	(51,739)	(5,764)	(148,558)	(153,701)
$(199,317)	$(20,835)	$410,842	$(58,156)	$(5,115)	$265,844	$(2,160)	$32,342	$(98,754)

American Funds Insurance Series

Statements of operations
for the year ended December 31, 2015

			U.S.
	High-		Government/		Managed
	Income		AAA-Rated	Cash	Risk
	Bond	Mortgage	Securities	Management	Growth
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$255	$—	$—	$—	$1,102
Interest	128,250	4,576	45,146	382	— †
	128,505	4,576	45,146	382	1,102
Fees and expenses*:
Investment advisory services	9,014	1,428	10,936	1,177	287
Distribution services	2,230	148	4,266	804	286
Insurance administrative services	6	9	76	24	286
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	195	34	327	37	—
Accounting and administrative services	—	—	—	—	54
Reports to shareholders	59	6	99	11	2
Registration statement and prospectus	15	13	22	4	18
Trustees’ compensation	18	3	30	3	1
Auditing and legal	38	33	39	33	8
Custodian	25	1	9	1	12
Other	40	15	20	1	68
Total fees and expenses before reimbursement/waiver	11,640	1,690	15,824	2,095	1,022
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	142
Other	—	—	—	—	129
Total reimbursement/waiver of fees and expenses	—	—	—	—	271
Total fees and expenses after reimbursement/waiver	11,640	1,690	15,824	2,095	751
Net investment income (loss)	116,865	2,886	29,322	(1,713)	351
Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	(78,477)	3,178	40,966	1	(1,761)
Forward currency contracts	1,167	—	—	—	—
Interest rate swaps	1,109	2,444	32,833	—	—
Credit default swaps	(679)	—	—	—	—
Futures contracts	—	—	—	—	(6,355)
Currency transactions	(28)	—	—	—	(17)
Capital gain distributions received	—	—	—	—	21,515
	(76,908)	5,622	73,799	1	13,382
Net unrealized (depreciation) appreciation on:
Investments	(175,151)	(3,700)	(54,243)	10	(14,342)
Forward currency contracts	(196)	—	—	—	—
Interest rate swaps	(274)	1,961	8,864	—	—
Credit default swaps	706	—	—	—	—
Futures contracts	—	—	—	—	395
Currency translations	(71)	—	—	—	—
	(174,986)	(1,739)	(45,379)	10	(13,947)
Net realized gain (loss) and unrealized (depreciation) appreciation	(251,894)	3,883	28,420	11	(565)
Net increase (decrease) in net assets resulting from operations	$(135,029)	$6,769	$57,742	$(1,702)	$(214)

*	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$1,358	$2,783	$1,722	$45,462
1	1	1	14
1,359	2,784	1,723	45,476

173	312	254	5,835
173	312	253	4,697
173	312	253	5,836
— †	— †	— †	— †
—	—	—	—
53	54	54	103
2	2	2	30
10	21	17	364
1	1	1	20
8	9	8	13
12	12	12	12
21	76	52	402
626	1,111	906	17,312

86	149	124	2,801
85	137	115	244
171	286	239	3,045
455	825	667	14,267
904	1,959	1,056	31,209

(529)	2,065	216	4,398
—	—	—	—
—	—	—	—
—	—	—	—
(1,288)	(5,651)	(4,696)	(44,364)
(65)	(7)	(11)	(50)
3,720	11,297	13,419	151,808
1,838	7,704	8,928	111,792

(9,171)	(19,526)	(14,383)	(169,405)
—	—	—	—
—	—	—	—
—	—	—	—
(17)	50	66	(1,526)
—	—	—	—
(9,188)	(19,476)	(14,317)	(170,931)

(7,350)	(11,772)	(5,389)	(59,139)
$(6,446)	$(9,813)	$(4,333)	$(27,930)

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2015	2014	2015	2014	2015	2014
Operations:
Net investment income (loss)	$41,258	$51,867	$(387)	$7,363	$156,971	$217,653
Net realized gain (loss)	454,855	558,227	817,379	334,732	1,899,173	4,628,415
Net unrealized (depreciation) appreciation	(109,786)	(479,729)	(798,992)	(249,267)	(519,610)	(2,958,293)
Net increase (decrease) in net assets resulting from operations	386,327	130,365	18,000	92,828	1,536,534	1,887,775
Dividends and distributions paid to shareholders:
Dividends from net investment income	(61,500)	(68,881)	—	(8,225)	(151,371)	(224,482)
Distributions from net realized gain on investments	(539,532)	(559,317)	(331,551)	(18,741)	(4,626,506)	(1,119,414)
Total dividends and distributions paid to shareholders	(601,032)	(628,198)	(331,551)	(26,966)	(4,777,877)	(1,343,896)
Net capital share transactions	179,492	178,506	384,510	(105,588)	2,276,062	(1,339,113)
Total (decrease) increase in net assets	(35,213)	(319,327)	70,959	(39,726)	(965,281)	(795,234)
Net assets:
Beginning of period	5,568,845	5,888,172	4,160,544	4,200,270	22,762,965	23,558,199
End of period	$5,533,632	$5,568,845	$4,231,503	$4,160,544	$21,797,684	$22,762,965
(Distributions in excess of) undistributed net investment income	$(256)	$4,840	$(6,905)	$(20,757)	$29,862	$25,981

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2015	2014	2015	2014*	2015	2014
Operations:
Net investment income (loss)	$26,405	$32,645	$3,949	$716	$317,583	$311,850
Net realized gain (loss)	7,489	24,882	(1,225)	(224)	471,975	1,260,965
Net unrealized (depreciation) appreciation	(92,050)	(92,467)	(7,839)	(1,060)	(523,714)	(654,181)
Net increase (decrease) in net assets resulting from operations	(58,156)	(34,940)	(5,115)	(568)	265,844	918,634
Dividends and distributions paid to shareholders:
Dividends from net investment income	(24,236)	(31,369)	(4,288)	(835)	(334,403)	(282,950)
Distributions from net realized gain on investments	(21,506)	(9,656)	—	(94)	(1,266,708)	(808,834)
Total dividends and distributions paid to shareholders	(45,742)	(41,025)	(4,288)	(929)	(1,601,111)	(1,091,784)
Net capital share transactions	88,567	129,868	171,242	76,663	2,142,966	1,418,325
Total (decrease) increase in net assets	(15,331)	53,903	161,839	75,166	807,699	1,245,175
Net assets:
Beginning of period	1,008,210	954,307	75,166	—	17,562,868	16,317,693
End of period	$992,879	$1,008,210	$237,005	$75,166	$18,370,567	$17,562,868
(Distributions in excess of) undistributed net investment income	$1,042	$(1,634)	$(292)	$(109)	$56,335	$67,803

See end of statements of changes for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2015	2014	2015	2014	2015	2014	2015	2014	2015	2014

$101,049	$105,714	$21,693	$30,392	$150,411	$219,105	$32,504	$63,105	$362,367	$352,891
671,574	865,143	(83,494)	150,040	617,232	737,778	62,422	191,803	2,678,192	3,612,305
(1,114,934)	(1,181,692)	(22,006)	(396,524)	(966,960)	25,004	(115,761)	(146,194)	(2,629,717)	(1,415,092)

(342,311)	(210,835)	(83,807)	(216,092)	(199,317)	981,887	(20,835)	108,714	410,842	2,550,104

(129,375)	(119,689)	(19,569)	(31,681)	(147,049)	(221,413)	(36,339)	(66,932)	(352,790)	(345,996)
(446,067)	—	(149,097)	(264,280)	(712,444)	—	—	—	(3,606,146)	(1,199,049)
(575,442)	(119,689)	(168,666)	(295,961)	(859,493)	(221,413)	(36,339)	(66,932)	(3,958,936)	(1,545,045)
688,549	(1,245,391)	364,776	390,346	684,200	(56,686)	(52,395)	(184,153)	2,397,939	(674,865)
(229,204)	(1,575,915)	112,303	(121,707)	(374,610)	703,788	(109,569)	(142,371)	(1,150,155)	330,194

7,711,854	9,287,769	2,581,478	2,703,185	7,272,884	6,569,096	1,886,351	2,028,722	25,363,548	25,033,354
$7,482,650	$7,711,854	$2,693,781	$2,581,478	$6,898,274	$7,272,884	$1,776,782	$1,886,351	$24,213,393	$25,363,548

$(19,278)	$(24,827)	$(18,827)	$(12,575)	$28,224	$24,901	$5,495	$77	$74,007	$67,971

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2015	2014	2015	2014	2015	2014	2015	2014	2015	2014

$3,604	$3,998	$180,900	$182,459	$54,947	$58,842	$116,865	$114,002	$2,886	$3,082
201	3,440	66,981	206,562	(73,021)	41,961	(76,908)	51,505	5,622	7,167
(5,965)	(4,235)	(215,539)	115,241	(80,680)	(60,877)	(174,986)	(152,358)	(1,739)	4,203

(2,160)	3,203	32,342	504,262	(98,754)	39,926	(135,029)	13,149	6,769	14,452

(2,403)	(2,876)	(182,773)	(196,026)	(1,846)	(38,880)	(114,287)	(116,796)	(5,398)	(2,963)
(2,968)	(5,479)	(192,440)	(3,424)	(69,034)	(22,998)	—	—	(4,268)	—
(5,371)	(8,355)	(375,213)	(199,450)	(70,880)	(61,878)	(114,287)	(116,796)	(9,666)	(2,963)
11,046	28,764	697,150	(6,277)	(169,118)	17,465	82,072	130,489	219	86,031
3,515	23,612	354,279	298,535	(338,752)	(4,487)	(167,244)	26,842	(2,678)	97,520

215,749	192,137	9,570,620	9,272,085	2,584,303	2,588,790	1,962,476	1,935,634	344,808	247,288
$219,264	$215,749	$9,924,899	$9,570,620	$2,245,551	$2,584,303	$1,795,232	$1,962,476	$342,130	$344,808

$(1,170)	$(358)	$61,376	$29,269	$(13,116)	$(357)	$18,573	$16,634	$804	$732

American Funds Insurance Series

Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2015	2014	2015	2014	2015	2014
Operations:
Net investment income (loss)	$29,322	$38,754	$(1,713)	$(2,052)	$351	$536
Net realized gain (loss)	73,799	48,326	1	1	13,382	1,092
Net unrealized (depreciation) appreciation	(45,379)	86,330	10	3	(13,947)	(434)
Net increase (decrease) in net assets resulting from operations	57,742	173,410	(1,702)	(2,048)	(214)	1,194
Dividends and distributions paid to shareholders:
Dividends from net investment income	(48,582)	(41,683)	—	—	—	(534)
Distributions from net realized gain on investments	(27,147)	—	—	—	—	(1,328)
Total dividends and distributions paid to shareholders	(75,729)	(41,683)	—	—	—	(1,862)
Net capital share transactions	(393,940)	(57,173)	(29,927)	(62,920)	66,782	51,939
Total (decrease) increase in net assets	(411,927)	74,554	(31,629)	(64,968)	66,568	51,271
Net assets:
Beginning of period	3,473,813	3,399,259	395,065	460,033	79,264	27,993
End of period	$3,061,886	$3,473,813	$363,436	$395,065	$145,832	$79,264
(Distributions in excess of) undistributed net investment income	$7,412	$5,404	$(23)	$(22)	$328	$60

* For the period May 1, 2014, commencement of operations, through December 31, 2014.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2015	2014	2015	2014	2015	2014	2015	2014

$904	$485	$1,959	$2,247	$1,056	$641	$31,209	$20,101
1,838	96	7,704	(938)	8,928	1,387	111,792	54,138
(9,188)	(2,770)	(19,476)	2,283	(14,317)	(416)	(170,931)	(23,318)

(6,446)	(2,189)	(9,813)	3,592	(4,333)	1,612	(27,930)	50,921

(14)	(510)	(530)	(2,179)	(67)	(643)	(38,084)	(1,557)
—	—	—	—	—	(1,590)	(48,390)	—
(14)	(510)	(530)	(2,179)	(67)	(2,233)	(86,474)	(1,557)
43,513	31,920	49,641	70,335	51,303	52,232	722,454	1,100,535
37,053	29,221	39,298	71,748	46,903	51,611	608,050	1,149,899

46,107	16,886	98,107	26,359	75,766	24,155	2,056,969	907,070
$83,160	$46,107	$137,405	$98,107	$122,669	$75,766	$2,665,019	$2,056,969

$839	$14	$2,223	$69	$1,328	$12	$34,133	$24,307

American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity. On December 4, 2015, shareholders of Cash Management Fund formally approved a proposal to convert the fund to an ultra-short-term bond fund. In connection with the conversion, which will be effected on or about May 1, 2016, the fund’s name will change to Ultra-Short Bond Fund. The fund’s investment objective will remain substantially unchanged and the fund will continue to seek to provide investors with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. The fund will continue to have an NAV that fluctuates.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

American Funds Insurance Series

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2015 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$606,602	$567,538	$—	$1,174,140
Consumer discretionary	750,883	351,394	—	1,102,277
Health care	687,268	382,426	—	1,069,694
Financials	209,750	491,564	—	701,314
Consumer staples	67,806	343,109	—	410,915
Industrials	115,611	193,186	—	308,797
Telecommunication services	—	128,004	—	128,004
Other	115,504	77,726	—	193,230
Miscellaneous	85,611	114,115	—	199,726
Bonds, notes & other debt instruments	—	5,190	—	5,190
Short-term securities	—	262,490	—	262,490
Total	$2,639,035	$2,916,742	$—	$5,555,777

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(590)	$—	$(590)

*	Securities with a value of $2,649,062,000, which represented 47.87% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$418,405	$360,129	$4	$778,538
Health care	565,694	88,840	—	654,534
Information technology	327,729	229,788	4,309	561,826
Industrials	127,065	278,467	—	405,532
Consumer staples	142,540	143,566	—	286,106
Financials	104,467	179,957	—	284,424
Energy	115,026	37,591	8,392	161,009
Materials	86,626	65,920	32	152,578
Utilities	—	80,823	—	80,823
Telecommunication services	—	2,433	—	2,433
Miscellaneous	86,152	123,074	—	209,226
Rights & warrants	271	—	46	317
Convertible stocks	—	—	6,913	6,913
Bonds, notes & other debt instruments	—	9,152	—	9,152
Short-term securities	—	636,381	—	636,381
Total	$1,973,975	$2,236,121	$19,696	$4,229,792

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$607	$—	$607
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(106)	—	(106)
Total	$—	$501	$—	$501

*	Securities with a value of $1,549,663,000, which represented 36.62% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,728,672	$166,504	$—	$4,895,176
Information technology	3,910,087	738,244	—	4,648,331
Health care	3,723,425	19,990	—	3,743,415
Financials	2,617,224	178,096	—	2,795,320
Consumer staples	1,700,872	221,470	—	1,922,342
Industrials	1,134,114	201,610	—	1,335,724
Energy	1,261,199	—	—	1,261,199
Other	437,686	13,909	1,140	452,735
Miscellaneous	42,148	2,417	—	44,565
Rights & warrants	336	—	—	336
Convertible stocks	—	—	13,104	13,104
Short-term securities	—	745,124	—	745,124
Total	$19,555,763	$2,287,364	$14,244	$21,857,371

*	Securities with a value of $1,541,046,000, which represented 7.07% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$36,366	$1,454,447	$—	$1,490,813
Information technology	266,991	705,069	—	972,060
Health care	58,267	868,577	—	926,844
Consumer discretionary	80,407	827,869	—	908,276
Industrials	31,359	724,111	—	755,470
Consumer staples	29,149	504,865	—	534,014
Utilities	—	384,945	—	384,945
Materials	36,520	295,515	—	332,035
Telecommunication services	—	213,110	—	213,110
Energy	29,378	164,065	—	193,443
Miscellaneous	—	89,293	—	89,293
Rights & warrants	—	242	—	242
Bonds, notes & other debt instruments	—	81,186	—	81,186
Short-term securities	—	582,686	—	582,686
Total	$568,437	$6,895,980	$—	$7,464,417

See next page for footnote.

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,367	$—	$1,367
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(950)	—	(950)
Total	$—	$417	$—	$417

*	Securities with a value of $6,010,353,000, which represented 80.32% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$176,777	$246,806	$—	$423,583
Consumer discretionary	142,788	245,658	—	388,446
Financials	156,080	180,686	32	336,798
Health care	95,753	152,561	—	248,314
Consumer staples	51,319	138,243	—	189,562
Industrials	49,121	104,343	—	153,464
Energy	47,057	75,447	—	122,504
Telecommunication services	5,162	43,850	—	49,012
Materials	35,095	5,054	1,719	41,868
Utilities	—	33,499	—	33,499
Miscellaneous	26,193	106,701	—	132,894
Preferred securities	1,156	—	—	1,156
Rights & warrants	—	65,266	—	65,266
Bonds, notes & other debt instruments	—	100,840	—	100,840
Short-term securities	—	395,604	—	395,604
Total	$786,501	$1,894,558	$1,751	$2,682,810

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$86	$—	$86
Liabilities:
Unrealized depreciation on forward currency contracts	—	(57)	—	(57)
Total	$—	$29	$—	$29

*	Securities with a value of $1,299,479,000, which represented 48.24% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,085,579	$—	$—	$1,085,579
Information technology	1,082,459	—	—	1,082,459
Industrials	985,450	—	—	985,450
Telecommunication services	796,773	—	—	796,773
Consumer staples	706,310	—	—	706,310
Energy	429,429	—	—	429,429
Consumer discretionary	403,929	—	—	403,929
Materials	282,560	—	—	282,560
Financials	251,265	—	—	251,265
Utilities	232,442	—	—	232,442
Miscellaneous	337,176	—	—	337,176
Short-term securities	—	286,013	—	286,013
Total	$6,593,372	$286,013	$—	$6,879,385

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$184,024	$107,731	$—	$291,755
Consumer discretionary	157,699	92,686	—	250,385
Information technology	141,273	78,531	—	219,804
Industrials	121,755	96,289	—	218,044
Health care	96,292	55,212	—	151,504
Consumer staples	76,131	74,590	—	150,721
Telecommunication services	31,811	57,944	—	89,755
Energy	73,046	13,246	—	86,292
Materials	57,423	11,893	—	69,316
Utilities	13,885	25,384	—	39,269
Miscellaneous	41,231	47,218	—	88,449
Preferred securities	489	—	—	489
Bonds, notes & other debt instruments	—	2,532	—	2,532
Short-term securities	—	121,745	—	121,745
Total	$995,059	$785,001	$—	$1,780,060

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$133	$—	$133
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(75)	—	(75)
Total	$—	$58	$—	$58

*	Securities with a value of $656,554,000, which represented 36.95% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$3,840,604	$98,947	$—	$3,939,551
Information technology	3,783,764	95,463	—	3,879,227
Consumer discretionary	2,800,513	284,157	—	3,084,670
Financials	2,133,266	156,277	—	2,289,543
Consumer staples	1,905,031	203,962	—	2,108,993
Industrials	1,976,239	105,662	—	2,081,901
Energy	1,491,407	197,361	—	1,688,768
Materials	1,375,474	84,578	—	1,460,052
Telecommunication services	628,580	—	—	628,580
Utilities	264,461	—	—	264,461
Miscellaneous	718,761	162,796	—	881,557
Convertible stocks	4,272	4,560	—	8,832
Convertible bonds	—	46,232	—	46,232
Bonds, notes & other debt instruments	—	16,650	—	16,650
Short-term securities	—	1,849,775	—	1,849,775
Total	$20,922,372	$3,306,420	$—	$24,228,792

*	Securities with a value of $1,310,130,000, which represented 5.41% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$18,372	$191,387	$—	$209,759
Consumer staples	36,949	120,298	—	157,247
Consumer discretionary	—	122,712	—	122,712
Utilities	—	106,624	—	106,624
Health care	—	89,129	—	89,129
Industrials	—	66,498	—	66,498
Energy	19,763	20,716	—	40,479
Telecommunication services	2,240	31,721	—	33,961
Materials	2,076	26,271	—	28,347
Information technology	2,836	22,691	—	25,527
Convertible bonds	—	2,455	—	2,455
Bonds, notes & other debt instruments	—	14,984	—	14,984
Short-term securities	—	91,560	—	91,560
Total	$82,236	$907,046	$—	$989,282

*	Securities with a value of $791,391,000, which represented 79.71% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$21,881	$13,119	$—	$35,000
Financials	14,906	15,657	—	30,563
Utilities	3,838	18,636	—	22,474
Health care	8,625	10,599	—	19,224
Telecommunication services	8,269	9,754	—	18,023
Information technology	12,608	4,675	—	17,283
Consumer discretionary	5,357	9,296	—	14,653
Energy	12,518	1,912	—	14,430
Industrials	4,301	7,775	—	12,076
Materials	3,331	2,865	—	6,196
Miscellaneous	—	1,495	—	1,495
Convertible stocks	757	—	—	757
Bonds, notes & other debt instruments	—	37,185	—	37,185
Short-term securities	—	8,999	—	8,999
Total	$96,391	$141,967	$—	$238,358

*	Securities with a value of $95,783,000, which represented 40.41% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,555,207	$97,520	$—	$2,652,727
Consumer discretionary	1,948,928	21,192	—	1,970,120
Financials	1,619,454	—	—	1,619,454
Industrials	1,489,209	21,614	1	1,510,824
Health care	1,386,885	55,117	1,383	1,443,385
Energy	1,036,772	—	—	1,036,772
Consumer staples	676,504	97,102	—	773,606
Materials	738,680	—	—	738,680
Other	269,194	—	—	269,194
Miscellaneous	94,919	24,103	1,695	120,717
Convertible stocks	—	6,616	—	6,616
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,005,271	—	2,005,271
Corporate bonds & notes	—	1,451,702	11,400	1,463,102
Mortgage-backed obligations	—	835,631	—	835,631
Federal agency bonds & notes	—	71,020	—	71,020
Other	—	109,487	—	109,487
Short-term securities	—	2,127,067	—	2,127,067
Total	$11,815,752	$6,923,442	$14,479	$18,753,673

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$1,558	$—	$1,558
Liabilities:
Unrealized depreciation on interest rate swaps	—	(6,310)	—	(6,310)
Total	$—	$(4,752)	$—	$(4,752)

*	Securities with a value of $313,884,000, which represented 1.71% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$9,291	$16,183	$—	$25,474
Consumer staples	11,171	10,751	—	21,922
Health care	14,313	5,266	—	19,579
Information technology	8,310	9,420	—	17,730
Financials	4,401	12,671	—	17,072
Consumer discretionary	8,769	3,733	—	12,502
Energy	6,875	2,807	—	9,682
Materials	8,551	802	—	9,353
Utilities	—	3,692	—	3,692
Telecommunication services	1,287	1,609	—	2,896
Miscellaneous	—	1,221	—	1,221
Convertible bonds	—	265	—	265
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	30,548	—	30,548
U.S. Treasury bonds & notes	—	17,901	—	17,901
Corporate bonds & notes	—	13,402	—	13,402
Mortgage-backed obligations	—	6,123	—	6,123
Asset-backed obligations	—	322	—	322
Short-term securities	—	11,497	—	11,497
Total	$72,968	$148,213	$—	$221,181

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$132	$—	$132
Liabilities:
Unrealized depreciation on forward currency contracts	—	(68)	—	(68)
Total	$—	$64	$—	$64

*	Securities with a value of $67,674,000, which represented 30.86% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,786,383	$—	$3,786,383
Corporate bonds & notes	—	2,982,015	354	2,982,369
Mortgage-backed obligations	—	1,891,889	—	1,891,889
Bonds & notes of governments & government agencies outside the U.S.	—	252,023	—	252,023
Federal agency bonds & notes	—	112,582	—	112,582
Asset-backed obligations	—	100,900	—	100,900
Municipals	—	98,750	—	98,750
Preferred securities	658	—	—	658
Common stocks	697	—	728	1,425
Short-term securities	—	1,455,137	—	1,455,137
Total	$1,355	$10,679,679	$1,082	$10,682,116

American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$178	$—	$178
Unrealized appreciation on interest rate swaps	—	13,978	—	13,978
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,210)	—	(1,210)
Unrealized depreciation on interest rate swaps	—	(12,141)	—	(12,141)
Total	$—	$805	$—	$805

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$296,926	$—	$296,926
Japanese yen	—	159,882	—	159,882
Danish kroner	—	95,932	—	95,932
Mexican pesos	—	91,231	—	91,231
Hungarian forints	—	75,688	—	75,688
Polish zloty	—	71,710	—	71,710
British pounds	—	60,146	—	60,146
Indian rupees	—	52,263	—	52,263
Malaysian ringgits	—	28,316	—	28,316
U.S. dollars	—	1,185,882	150	1,186,032
Other	—	52,719	—	52,719
Convertible stocks	—	222	—	222
Common stocks	653	194	268	1,115
Short-term securities	—	84,768	—	84,768
Total	$653	$2,255,879	$418	$2,256,950

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$4,136	$—	$4,136
Unrealized appreciation on interest rate swaps	—	713	—	713
Liabilities:
Unrealized depreciation on forward currency contracts	—	(1,470)	—	(1,470)
Unrealized depreciation on interest rate swaps	—	(648)	—	(648)
Total	$—	$2,731	$—	$2,731

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,498,214	$11,170	$1,509,384
Asset-backed obligations	—	2,983	—	2,983
Other	—	22,500	—	22,500
Convertible bonds	—	6,467	—	6,467
Convertible stocks	7,043	3,988	—	11,031
Common stocks	16,426	2,530	3,781	22,737
Short-term securities	—	181,157	—	181,157
Total	$23,469	$1,717,839	$14,951	$1,756,259

American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$37	$—	$37
Unrealized appreciation on interest rate swaps	—	3	—	3
Unrealized appreciation on credit default swaps	—	706	—	706
Liabilities:
Unrealized depreciation on interest rate swaps	—	(277)	—	(277)
Total	$—	$469	$—	$469

*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Mortgage Fund

At December 31, 2015, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At December 31, 2015, all of the fund’s investments were classified as Level 2.

Cash Management Fund

At December 31, 2015, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks —The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

American Funds Insurance Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks maybe more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

American Funds Insurance Series

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield, and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

American Funds Insurance Series

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

American Funds Insurance Series

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of December 31, 2015, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts. As of December 31, 2015, International Growth and Income Fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $541,000.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

American Funds Insurance Series

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of December 31, 2015, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations. As of December 31, 2015, only High-Income Bond Fund had open credit default swaps. As of December 31, 2015, Bond Fund did not have any open credit default swaps. The average month-end notional amount of open credit default swaps while held was $69,300,000.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized

American Funds Insurance Series

appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of December 31, 2015, only Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund held futures contracts.

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts as of December 31, 2015 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$607	$1,367
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	7
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$—	$607	$1,374

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$590	$106	$950
Forward currency	Currency	Payables for closed forward currency contracts	—	9	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$590	$115	$950

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$2,184	$4,141	$3,508
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$2,184	$4,141	$3,508

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(1,958)	$94	$(3,684)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(1,958)	$94	$(3,684)

American Funds Insurance Series

			New World Fund	Global Growth and Income Fund	International Growth and Income Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$86	$133	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$86	$133	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$57	$75	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$57	$75	$—

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$2,386	$2,373	$9
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$2,386	$2,373	$9

Net unrealized depreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(537)	$(1,206)	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(537)	$(1,206)	$—

See end of tables for footnote.

American Funds Insurance Series

			Asset Allocation Fund	Global Balanced Fund	Bond Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$132	$178
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	104
Interest rate swaps	Interest	Net unrealized appreciation*	1,558	—	13,978
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$1,558	$132	$14,260

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$68	$1,210
Forward currency	Currency	Payables for closed forward currency contracts	—	1	—
Interest rate swaps	Interest	Net unrealized depreciation*	6,310	—	12,141
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$6,310	$69	$13,351

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized (loss) gain on forward currency contracts	$—	$(5)	$23,312
Interest rate swaps	Interest	Net realized (loss) gain on interest rate swaps	(6,911)	—	24,673
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$(6,911)	$(5)	$47,985

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) on forward currency contracts	$—	$(16)	$(5,894)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	4,375	—	9,298
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$4,375	$(16)	$3,404

American Funds Insurance Series

			Global Bond Fund	High- Income Bond Fund	Mortgage Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$4,136	$37	$—
Forward currency	Currency	Receivables for closed forward currency contracts	1,546	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	713	3	2,821
Credit default swaps	Credit	Net unrealized appreciation*	—	706	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$6,395	$746	$2,821

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$1,470	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	39	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	648	277	1,666
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$2,157	$277	$1,666

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$6,624	$1,167	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	1,875	1,109	2,444
Credit default swaps	Credit	Net realized loss on credit default swaps	—	(679)	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$8,499	$1,597	$2,444

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	$1,831	$(196)	$—
Interest rate swaps	Interest	Net unrealized appreciation (depreciation) on interest rate swaps	240	(274)	1,961
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	706	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$2,071	$236	$1,961

See end of tables for footnote.

American Funds Insurance Series

			U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	27,879	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	38	101
Futures contracts	Currency	Net unrealized appreciation*	—	34	118
			$27,879	$72	$219

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	26,651	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	101	323
Futures contracts	Currency	Net unrealized depreciation*	—	14	62
			$26,651	$115	$385

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	32,833	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	—	(6,558)	(2,419)
Futures contracts	Currency	Net realized gain on futures contracts	—	203	1,131
			$32,833	$(6,355)	$(1,288)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	8,864	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation (depreciation) on futures contracts	—	397	(31)
Futures contracts	Currency	Net unrealized (depreciation) appreciation on futures contracts	—	(2)	14
			$8,864	$395	$(17)

American Funds Insurance Series

			Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	5	9	39
Futures contracts	Currency	Net unrealized appreciation*	23	31	57
			$28	$40	$96

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	98	160	1,613
Futures contracts	Currency	Net unrealized depreciation*	1	6	9
			$99	$166	$1,622

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(5,774)	(4,829)	(44,808)
Futures contracts	Currency	Net realized gain on futures contracts	123	133	444
			$(5,651)	$(4,696)	$(44,364)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation (depreciation) on futures contracts	33	53	(1,574)
Futures contracts	Currency	Net unrealized appreciation on futures contracts	17	13	48
			$50	$66	$(1,526)

*	Includes cumulative appreciation/depreciation on interest rate swaps, credit default swaps and/or futures contracts as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series

Collateral — Funds that invest in forward currency contracts, interest rate swaps, credit default swaps, futures and/or future delivery contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2015 (dollars in thousands) if close-out netting was exercised:

Global Growth Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Liabilities:
Bank of America, N.A.	$492	$—	$(391)	$—	$101
Citibank	67	—	—	—	67
JPMorgan Chase	27	—	—	—	27
UBS AG	4	—	—	—	4
Total	$590	$—	$(391)	$—	$199

Global Small Capitalization Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Barclays Bank PLC	$8	$—	$—	$—	$8
Citibank	180	—	—	—	180
HSBC Bank	419	—	—	—	419
Total	$607	$—	$—	$—	$607
Liabilities:
Barclays Bank PLC	$12	$—	$—	$—	$12
HSBC Bank	8	—	—	—	8
UBS AG	95	—	—	—	95
Total	$115	$—	$—	$—	$115

American Funds Insurance Series

International Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
HSBC Bank	$34	$—	$—	$—	$34
JPMorgan Chase	27	—	—	—	27
UBS AG	1,313	(305)	(592)	—	416
Total	$1,374	$(305)	$(592)	$—	$477
Liabilities:
Bank of America, N.A.	$82	$—	$(82)	$—	$—
Barclays Bank PLC	563	—	(290)	—	273
UBS AG	305	(305)	—	—	—
Total	$950	$(305)	$(372)	$—	$273

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Barclays Bank PLC	$6	$—	$—	$—	$6
HSBC Bank	3	—	—	—	3
JPMorgan Chase	32	(32)	—	—	—
UBS AG	45	(2)	—	—	43
Total	$86	$(34)	$—	$—	$52
Liabilities:
Bank of America, N.A.	$22	$—	$—	$—	$22
JPMorgan Chase	33	(32)	—	—	1
UBS AG	2	(2)	—	—	—
Total	$57	$(34)	$—	$—	$23

Global Growth and Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Citibank	$132	$—	$—	$—	$132
HSBC Bank	1	(1)	—	—	—
Total	$133	$(1)	$—	$—	$132
Liabilities:
Bank of America, N.A.	$49	$—	$—	$—	$49
HSBC Bank	20	(1)	—	—	19
JPMorgan Chase	6	—	—	—	6
Total	$75	$(1)	$—	$—	$74

See end of tables for footnote.

American Funds Insurance Series

Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$16	$(1)	$—	$—	$15
Bank of New York Mellon	2	(2)	—	—	—
Barclays Bank PLC	3	(3)	—	—	—
Citibank	2	(2)	—	—	—
HSBC Bank	56	(15)	—	—	41
JPMorgan Chase	17	(17)	—	—	—
UBS AG	36	(15)	—	—	21
Total	$132	$(55)	$—	$—	$77
Liabilities:
Bank of America, N.A.	$1	$(1)	$—	$—	$—
Bank of New York Mellon	6	(2)	—	—	4
Barclays Bank PLC	4	(3)	—	—	1
Citibank	5	(2)	—	—	3
HSBC Bank	15	(15)	—	—	—
JPMorgan Chase	22	(17)	—	—	5
UBS AG	15	(15)	—	—	—
Total	$68	$(55)	$—	$—	$13

Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$82	$—	$—	$—	$82
HSBC Bank	22	(22)	—	—	—
JPMorgan Chase	82	(82)	—	—	—
UBS AG	96	(96)	—	—	—
Total	$282	$(200)	$—	$—	$82
Liabilities:
HSBC Bank	$188	$(22)	$(165)	$—	$1
JPMorgan Chase	179	(82)	—	—	97
UBS AG	843	(96)	(631)	—	116
Total	$1,210	$(200)	$(796)	$—	$214

American Funds Insurance Series

Global Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$506	$(55)	$(138)	$—	$313
Barclays Bank PLC	63	(63)	—	—	—
Citibank	1,225	(255)	(681)	—	289
HSBC Bank	1,065	(373)	(179)	—	513
JPMorgan Chase	1,906	(315)	(1,591)	—	—
UBS AG	917	(432)	(475)	—	10
Total	$5,682	$(1,493)	$(3,064)	$—	$1,125
Liabilities:
Bank of America, N.A.	$55	$(55)	$—	$—	$—
Barclays Bank PLC	79	(63)	—	—	16
Citibank	255	(255)	—	—	—
HSBC Bank	373	(373)	—	—	—
JPMorgan Chase	315	(315)	—	—	—
UBS AG	432	(432)	—	—	—
Total	$1,509	$(1,493)	$—	$—	$16

High-Income Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$15	$—	$—	$—	$15
Citibank	4	—	—	—	4
JPMorgan Chase	18	—	—	—	18
Total	$37	$—	$—	$—	$37

* Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2012. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2011. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced

American Funds Insurance Series

operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2008; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of recent rulings from European courts, some of the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; non-U.S. taxes on capital gains; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2015. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures are as follows (dollars in thousands):

		Global Small				Blue Chip
	Global	Capitalization		International	New World	Income and
	Growth Fund	Fund	Growth Fund	Fund	Fund	Growth Fund
Undistributed ordinary income	$32,894	$11,421	$41,300	$11,250	$2,125	$89,456
Undistributed long-term capital gain	425,513	714,068	1,900,761	637,417	—	533,399
Capital loss carryforward:
No expiration	—	—	—	—	(72,641)	—
Gross unrealized appreciation on investment securities	1,512,267	940,270	7,478,382	1,041,002	405,000	1,468,083
Gross unrealized depreciation on investment securities	(258,822)	(744,246)	(873,638)	(718,553)	(334,420)	(507,028)
Net unrealized appreciation (depreciation) on investment securities	1,253,445	196,024	6,604,744	322,449	70,580	961,055
Cost of investment securities	4,302,332	4,033,768	15,252,627	7,141,968	2,612,230	5,918,330
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	15,146	14,239	(1,719)	33,875	(8,376)	(39)

American Funds Insurance Series

	Global		International	Capital	Asset	Global
	Growth and	Growth-	Growth and	Income	Allocation	Balanced
	Income Fund	Income Fund	Income Fund	Builder	Fund	Fund
Undistributed ordinary income	$5,232	$199,886	$2,684	$21	$58,950	$—
Late year ordinary loss deferral*	—	—	—	—	—	(355)
Undistributed long-term capital gain	—	2,563,501	4,647	—	463,050	—
Post-October capital loss deferral*	(12,225)	—	—	—	—	(855)
Capital loss carryforward:
No expiration	—	—	—	(1,684)	—	—
Expiring 2017	(17,429)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—
	(17,726)	—	—	(1,684)	—	—
Capital loss carryforward utilized	65,054	—	—	—	—	—
Gross unrealized appreciation on investment securities	324,795	6,548,185	71,259	5,806	3,813,700	26,516
Gross unrealized depreciation on investment securities	(132,129)	(1,562,902)	(121,048)	(15,033)	(793,503)	(12,642)
Net unrealized appreciation (depreciation) on investment securities	192,666	4,985,283	(49,789)	(9,227)	3,020,197	13,874
Cost of investment securities	1,587,394	19,243,509	1,039,071	247,585	15,733,476	207,307
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	9,254	(3,541)	507	156	5,352	(2,013)
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	(1)	—	—	—	—	—

					U.S.
					Government/
					AAA-Rated	Cash
		Global Bond	High-Income	Mortgage	Securities	Management
	Bond Fund	Fund	Bond Fund	Fund	Fund	Fund
Undistributed ordinary income	$74,947	$—	$20,431	$4,155	$51,560	$—
Late year ordinary loss deferral*	—	(7,647)	—	—	—	—
Undistributed long-term capital gain	18,561	1,747	—	185	17,063	—
Post-October capital loss deferral*	—	(655)	—	—	—	—
Capital loss carryforward:
No expiration	—	—	(97,754)	—	—	—
Expiring 2017	—	—	(45,026)	—	—	—
	—	—	(142,780)	—	—	—

Gross unrealized appreciation on investment securities	92,033	12,260	3,774	2,645	17,245	31
Gross unrealized depreciation on investment securities	(175,438)	(135,822)	(280,015)	(3,021)	(32,309)	(5)
Net unrealized appreciation (depreciation) on investment securities	(83,405)	(123,562)	(276,241)	(376)	(15,064)	26
Cost of investment securities	10,765,521	2,380,512	2,032,500	448,511	3,196,906	363,003
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	33,980	(76,689)	(639)	2,584	21,268	1
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	10,829	—	—	—	1,711

See next page for footnote.

American Funds Insurance Series

			Managed
		Managed	Risk Blue	Managed	Managed
	Managed	Risk	Chip	Risk	Risk Asset
	Risk Growth	International	Income and	Growth-	Allocation
	Fund	Fund	Growth Fund	Income Fund	Fund
Undistributed ordinary income	$328	$839	$2,223	$1,328	$34,133
Undistributed long-term capital gain	14,998	2,179	5,911	8,464	93,485
Capital loss carryforward utilized	—	319	1,316	—	—
Gross unrealized appreciation on investment securities	—	—	—	—	—
Gross unrealized depreciation on investment securities	(14,331)	(11,365)	(15,446)	(12,996)	(137,768)
Net unrealized appreciation (depreciation) on investment securities	(14,331)	(11,365)	(15,446)	(12,996)	(137,768)
Cost of investment securities	157,365	91,955	149,519	133,326	2,788,804
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	(83)	(65)	725	327	16,701

*	These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$34,454	$137,198	$171,652	$21,714	$149,231	$170,945
Class 2	74,382	349,551	423,933	46,982	409,357	456,339
Class 4	1,272	4,175	5,447	185	729	914
Total	$110,108	$490,924	$601,032	$68,881	$559,317	$628,198

Global Small Capitalization Fund

	Year ended December 31, 2015			Year ended December 31, 2014
						Total
			Total			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$14,631	$107,277	$121,908	$4,791	$5,850	$10,641
Class 2	24,973	183,098	208,071	3,426	12,856	16,282
Class 4	189	1,383	1,572	8	35	43
Total	$39,793	$291,758	$331,551	$8,225	$18,741	$26,966

Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$59,092	$1,460,328	$1,519,420	$101,536	$338,191	$439,727
Class 2	88,259	3,114,763	3,203,022	120,723	770,692	891,415
Class 3	1,311	42,040	43,351	2,019	10,176	12,195
Class 4	2,709	9,375	12,084	204	355	559
Total	$151,371	$4,626,506	$4,777,877	$224,482	$1,119,414	$1,343,896

American Funds Insurance Series

International Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$63,527	$196,800	$260,327	$56,042	$—	$56,042
Class 2	64,651	245,172	309,823	62,808	—	62,808
Class 3	540	2,060	2,600	586	—	586
Class 4	657	2,035	2,692	253	—	253
Total	$129,375	$446,067	$575,442	$119,689	$—	$119,689

New World Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$33,998	$63,241	$97,239	$22,533	$136,762	$159,295
Class 2	20,466	43,910	64,376	14,710	118,828	133,538
Class 4	2,315	4,736	7,051	712	2,416	3,128
Total	$56,779	$111,887	$168,666	$37,955	$258,006	$295,961

Blue Chip Income and Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$104,537	$336,268	$440,805	$110,127	$—	$110,127
Class 2	88,048	328,339	416,387	111,072	—	111,072
Class 4	650	1,651	2,301	214	—	214
Total	$193,235	$666,258	$859,493	$221,413	$—	$221,413

Global Growth and Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total			Total
	Ordinary	Long-term	dividends	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$6,244	$—	$6,244	$7,433	$—	$7,433
Class 2	30,016	—	30,016	59,444	—	59,444
Class 4	79	—	79	55	—	55
Total	$36,339	$—	$36,339	$66,932	$—	$66,932

Growth-Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$211,212	$1,523,989	$1,735,201	$160,312	$481,640	$641,952
Class 2	227,897	1,955,599	2,183,496	182,884	707,921	890,805
Class 3	2,968	24,839	27,807	2,464	9,150	11,614
Class 4	5,428	7,004	12,432	336	338	674
Total	$447,505	$3,511,431	$3,958,936	$345,996	$1,199,049	$1,545,045

American Funds Insurance Series

International Growth and Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$17,822	$15,393	$33,215	$23,471	$7,090	$30,561
Class 2	5,743	5,535	11,278	7,334	2,491	9,825
Class 4	671	578	1,249	564	75	639
Total	$24,236	$21,506	$45,742	$31,369	$9,656	$41,025

Capital Income Builder

	Year ended December 31, 2015					Year ended December 31, 2014*
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class 1	$1,286		$—	$1,286		$409		$—	$409
Class 2	—	†	—	—	†	—	†	—	—	†
Class 4	3,002		—	3,002		520		—	520
Total	$4,288		$—	$4,288		$929		$—	$929

Asset Allocation Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$310,613	$785,247	$1,095,860	$244,441	$487,101	$731,542
Class 2	126,004	335,062	461,066	104,039	252,911	356,950
Class 3	927	2,404	3,331	774	1,837	2,611
Class 4	36,628	4,226	40,854	434	247	681
Total	$474,172	$1,126,939	$1,601,111	$349,688	$742,096	$1,091,784

Global Balanced Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$596	$605	$1,201	$559		$943		$1,502
Class 2	1,802	2,359	4,161	2,317		4,536		6,853
Class 4	5	4	9	—	†	—	†	—	†
Total	$2,403	$2,968	$5,371	$2,876		$5,479		$8,355

American Funds Insurance Series

Bond Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$195,551	$20,064	$215,615	$106,599	$1,717	$108,316
Class 2	141,408	16,478	157,886	88,930	1,704	90,634
Class 4	1,556	156	1,712	497	3	500
Total	$338,515	$36,698	$375,213	$196,026	$3,424	$199,450

Global Bond Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$21,903	$12,052	$33,955	$21,017	$10,164	$31,181
Class 2	23,532	13,266	36,798	17,806	12,830	30,636
Class 4	81	46	127	57	4	61
Total	$45,516	$25,364	$70,880	$38,880	$22,998	$61,878

High-Income Bond Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$65,080	$—	$65,080	$60,248	$—	$60,248
Class 2	48,382	—	48,382	55,536	—	55,536
Class 3	742	—	742	966	—	966
Class 4	83	—	83	46	—	46
Total	$114,287	$—	$114,287	$116,796	$—	$116,796

Mortgage Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$7,999	$—	$7,999	$2,595	$—	$2,595
Class 2	1,499	—	1,499	364	—	364
Class 4	168	—	168	4	—	4
Total	$9,666	$—	$9,666	$2,963	$—	$2,963

See end of tables for footnotes.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$35,624	$1,712	$37,336	$22,540	$—	$22,540
Class 2	35,376	1,904	37,280	18,675	—	18,675
Class 3	253	13	266	143	—	143
Class 4	821	26	847	325	—	325
Total	$72,074	$3,655	$75,729	$41,683	$—	$41,683

Managed Risk Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$—	$—	$—	$2	$3	$5
Class P2	—	—	—	532	1,325	1,857
Total	$—	$—	$—	$534	$1,328	$1,862

Managed Risk International Fund

	Year ended December 31, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$—	†	$—	$—	†	$2	$—	$2
Class P2	14		—	14		508	—	508
Total	$14		$—	$14		$510	$—	$510

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$1	$—	$1	$6	$—	$6
Class P2	529	—	529	2,173	—	2,173
Total	$530	$—	$530	$2,179	$—	$2,179

Managed Risk Growth-Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$3	$—	$3	$2	$3	$5
Class P2	64	—	64	641	1,587	2,228
Total	$67	$—	$67	$643	$1,590	$2,233

American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$9,630	$8,843	$18,473	$581	$—	$581
Class P2	28,454	39,547	68,001	976	—	976
Total	$38,084	$48,390	$86,474	$1,557	$—	$1,557

*	For the period May 1, 2014, commencement of operations, through December 31, 2014.
†	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees. Effective January 1, 2016, CRMC reduced the investment advisory services fee from an annual rate of 0.25% of average daily net assets to 0.15% of average daily net assets for the managed risk funds.

Investment advisory services waiver — The series’ board of trustees approved an amended agreement for Blue Chip Income and Growth Fund effective February 1, 2015, decreasing the annual rates on daily net assets in excess of $6.5 billion to 0.360%. During the year ended December 31, 2015, CRMC voluntarily reduced investment advisory services fees to the new breakpoint and rate in advance of the effective date of the amended agreement. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2015, total investment advisory services fees waived by CRMC were $3,308,000.

American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after any investment advisory services waivers, are as follows:

					For the	For the
					period ended	period ended
	Rates		Net asset level (in billions)		December 31,	December 31,
	Beginning	Ending		In excess	2015,	2015,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.69	.69
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.50	.50
New World Fund	.850	.620	.5	2.5	.72	.72
Blue Chip Income and Growth Fund	.500	.360	.6	6.5	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.64	.64
Capital Income Builder Fund	.500		all		.50	.50
Asset Allocation Fund	.500	.244	.6	13.0	.27	.27
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.34	.34
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.13
Managed Risk International Fund	.250		all		.25	.13
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.13
Managed Risk Growth-Income Fund	.250		all		.25	.13
Managed Risk Asset Allocation Fund	.250		all		.25	.13

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

American Funds Insurance Series

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the year ended December 31, 2015, total expenses reimbursed by CRMC were $710,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$161
Class 2	10,002	—	400
Class 4	126	126	5
Total class-specific expenses	$10,128	$126	$566

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$166
Class 2	6,818	—	273
Class 4	57	57	2
Total class-specific expenses	$6,875	$57	$441

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$712
Class 2	37,771	—	1,511
Class 3	369	—	21
Class 4	254	254	10
Total class-specific expenses	$38,394	$254	$2,254

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$350
Class 2	10,878	—	435
Class 3	66	—	4
Class 4	86	86	3
Total class-specific expenses	$11,030	$86	$792

New World Fund
		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$153
Class 2	2,617	—	105
Class 4	289	289	11
Total class-specific expenses	$2,906	$289	$269

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$363
Class 2	8,762	—	350
Class 4	48	48	2
Total class-specific expenses	$8,810	$48	$715

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$25
Class 2	4,032	—	161
Class 4	7	7	—	*
Total class-specific expenses	$4,039	$7	$186

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$1,092
Class 2	34,464	—	1,378
Class 3	316	—	18
Class 4	273	273	11
Total class-specific expenses	$35,053	$273	$2,499

See end of tables for footnote.

American Funds Insurance Series

International Growth and Income Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$76
Class 2	659		—		26
Class 4	71		71		3
Total class-specific expenses	$730		$71		$105

Capital Income Builder

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$4
Class 2	—		—		—
Class 4	279		279		11
Total class-specific expenses	$279		$279		$15

Asset Allocation Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$1,221
Class 2	13,185		—		527
Class 3	69		—		4
Class 4	1,153		1,154		46
Total class-specific expenses	$14,407		$1,154		$1,798

Global Balanced Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$4
Class 2	446		—		18
Class 4	—	*	—	*	—	*
Total class-specific expenses	$446		$—	*	$22

Bond Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$543
Class 2	10,969		—		439
Class 4	108		108		4
Total class-specific expenses	$11,077		$108		$986

Global Bond Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$117
Class 2	3,273		—		131
Class 4	12		12		1
Total class-specific expenses	$3,285		$12		$249

High-Income Bond Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$105
Class 2	2,198		—		88
Class 3	26		—		2
Class 4	6		6		—	*
Total class-specific expenses	$2,230		$6		$195

Mortgage Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$28
Class 2	140		—		6
Class 4	8		9		—	*
Total class-specific expenses	$148		$9		$34

U.S. Government/AAA-Rated Securities Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$156
Class 2	4,169		—		167
Class 3	21		—		1
Class 4	76		76		3
Total class-specific expenses	$4,266		$76		$327

Cash Management Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$4
Class 2	769		—		31
Class 3	11		—		1
Class 4	24		24		1
Total class-specific expenses	$804		$24		$37

American Funds Insurance Series

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	286	286
Total class-specific expenses	$286	$286

Managed Risk International Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	173	173
Total class-specific expenses	$173	$173

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	312	312
Total class-specific expenses	$312	$312

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	253	253
Total class-specific expenses	$253	$253

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$1,139
Class P2	4,697	4,697
Total class-specific expenses	$4,697	$5,836

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$51	$1		$52
Global Small Capitalization Fund	38	1		39
Growth Fund	202	4		206
International Fund	71	1		72
New World Fund	24	1		25
Blue Chip Income and Growth Fund	64	1		65
Global Growth and Income Fund	17	—	*	17
Growth-Income Fund	225	4		229
International Growth and Income Fund	9	—	*	9
Capital Income Builder	1	—	*	1
Asset Allocation Fund	159	3		162
Global Balanced Fund	2	—	*	2
Bond Fund	87	1		88
Global Bond Fund	23	—	*	23
High-Income Bond Fund	18	—	*	18
Mortgage Fund	3	—	*	3
U.S. Government/AAA-Rated Securities Fund	30	—	*	30
Cash Management Fund	3	—	*	3
Managed Risk Growth Fund	1	—	*	1
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	1	—	*	1
Managed Risk Growth-Income Fund	1	—	*	1
Managed Risk Asset Allocation Fund	19	1		20

*	Amount less than one thousand.

American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$242,608	8,797	$171,652	6,332	$(284,375)	(10,186)	$129,885	4,943
Class 2	63,278	2,321	423,933	15,756	(513,101)	(18,595)	(25,890)	(518)
Class 4	80,540	2,928	5,447	203	(10,490)	(389)	75,497	2,742
Total net increase (decrease)	$386,426	14,046	$601,032	22,291	$(807,966)	(29,170)	$179,492	7,167

Year ended December 31, 2014

Class 1	$184,637	6,455	$170,945	6,260	$(174,151)	(6,124)	$181,431	6,591
Class 2	63,364	2,246	456,339	16,834	(541,744)	(19,183)	(22,041)	(103)
Class 4	19,507	693	914	33	(1,305)	(47)	19,116	679
Total net increase (decrease)	$267,508	9,394	$628,198	23,127	$(717,200)	(25,354)	$178,506	7,167

Global Small Capitalization Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$513,999	19,169	$121,908	4,341	$(211,242)	(7,700)	$424,665	15,810
Class 2	80,928	3,206	208,071	7,558	(354,071)	(13,220)	(65,072)	(2,456)
Class 4	29,896	1,122	1,572	57	(6,551)	(252)	24,917	927
Total net increase (decrease)	$624,823	23,497	$331,551	11,956	$(571,864)	(21,172)	$384,510	14,281

Year ended December 31, 2014

Class 1	$271,446	10,305	$10,641	409	$(129,888)	(4,940)	$152,199	5,774
Class 2	61,975	2,423	16,282	630	(344,027)	(13,338)	(265,770)	(10,285)
Class 4	11,043	422	43	1	(3,103)	(119)	7,983	304
Total net increase (decrease)	$344,464	13,150	$26,966	1,040	$(477,018)	(18,397)	$(105,588)	(4,207)

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$545,748	7,598	$1,516,077	22,116	$(1,366,376)	(18,624)	$695,449	11,090
Class 2	178,141	2,443	3,203,022	46,982	(2,197,881)	(29,528)	1,183,282	19,897
Class 3	783	11	43,350	629	(28,825)	(389)	15,308	251
Class 4	382,752	5,567	12,085	178	(12,814)	(184)	382,023	5,561
Total net increase (decrease)	$1,107,424	15,619	$4,774,534	69,905	$(3,605,896)	(48,725)	$2,276,062	36,799

Year ended December 31, 2014

Class 1	$427,546	5,435	$439,268	5,684	$(902,919)	(11,466)	$(36,105)	(347)
Class 2	161,775	2,066	891,416	11,588	(2,361,274)	(30,194)	(1,308,083)	(16,540)
Class 3	818	10	12,194	157	(26,290)	(333)	(13,278)	(166)
Class 4	19,956	255	559	7	(2,162)	(28)	18,353	234
Total net increase (decrease)	$610,095	7,766	$1,343,437	17,436	$(3,292,645)	(42,021)	$(1,339,113)	(16,819)

American Funds Insurance Series

International Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$613,096	30,399	$260,327	13,102	$(308,218)	(15,161)	$565,205	28,340
Class 2	243,300	12,263	309,824	15,584	(460,836)	(22,675)	92,288	5,172
Class 3	591	29	2,600	130	(5,955)	(292)	(2,764)	(133)
Class 4	37,705	1,848	2,691	136	(6,576)	(332)	33,820	1,652
Total net increase (decrease)	$894,692	44,539	$575,442	28,952	$(781,585)	(38,460)	$688,549	35,031

Year ended December 31, 2014

Class 1	$380,142	17,940	$56,042	2,782	$(341,755)	(16,103)	$94,429	4,619
Class 2	227,750	10,810	62,808	3,135	(1,641,111)	(78,073)	(1,350,553)	(64,128)
Class 3	229	10	585	29	(7,077)	(334)	(6,263)	(295)
Class 4	17,887	843	253	13	(1,144)	(54)	16,996	802
Total net increase (decrease)	$626,008	29,603	$119,688	5,959	$(1,991,087)	(94,564)	$(1,245,391)	(59,002)

New World Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$250,385	12,453	$97,239	4,794	$(74,017)	(3,664)	$273,607	13,583
Class 2	52,944	2,691	64,376	3,193	(146,327)	(7,294)	(29,007)	(1,410)
Class 4	120,968	6,065	7,051	351	(7,843)	(403)	120,176	6,013
Total net increase (decrease)	$424,297	21,209	$168,666	8,338	$(228,187)	(11,361)	$364,776	18,186

Year ended December 31, 2014

Class 1	$324,674	13,748	$159,199	6,820	$(159,490)	(6,712)	$324,383	13,856
Class 2	67,274	3,007	133,538	5,749	(199,405)	(8,528)	1,407	228
Class 4	66,188	2,863	3,128	137	(4,760)	(202)	64,556	2,798
Total net increase (decrease)	$458,136	19,618	$295,865	12,706	$(363,655)	(15,442)	$390,346	16,882

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$452,522	32,801	$437,325	32,701	$(252,335)	(18,381)	$637,512	47,121
Class 2	32,390	2,382	416,386	31,379	(427,875)	(31,163)	20,901	2,598
Class 4	28,833	2,128	2,302	174	(5,348)	(390)	25,787	1,912
Total net increase (decrease)	$513,745	37,311	$856,013	64,254	$(685,558)	(49,934)	$684,200	51,631

Year ended December 31, 2014

Class 1	$634,484	44,701	$109,528	7,600	$(357,453)	(25,605)	$386,559	26,696
Class 2	30,187	2,104	111,072	7,771	(593,568)	(42,833)	(452,309)	(32,958)
Class 4	11,406	792	215	15	(2,557)	(182)	9,064	625
Total net increase (decrease)	$676,077	47,597	$220,815	15,386	$(953,578)	(68,620)	$(56,686)	(5,637)

See end of tables for footnotes.

American Funds Insurance Series

Global Growth and Income Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$123,370	9,539	$5,769	464	$(24,549)	(1,895)	$104,590	8,108
Class 2	31,965	2,464	30,016	2,406	(222,457)	(17,093)	(160,476)	(12,223)
Class 4	7,444	579	79	6	(4,032)	(318)	3,491	267
Total net increase (decrease)	$162,779	12,582	$35,864	2,876	$(251,038)	(19,306)	$(52,395)	(3,848)

Year ended December 31, 2014

Class 1	$34,831	2,706	$7,340	582	$(51,693)	(4,103)	$(9,522)	(815)
Class 2	29,379	2,291	59,444	4,718	(264,395)	(20,538)	(175,572)	(13,529)
Class 4	1,666	129	55	4	(780)	(61)	941	72
Total net increase (decrease)	$65,876	5,126	$66,839	5,304	$(316,868)	(24,702)	$(184,153)	(14,272)

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$1,314,853	26,814	$1,729,526	36,549	$(1,566,420)	(31,547)	$1,477,959	31,816
Class 2	145,682	2,979	2,183,497	46,507	(1,808,597)	(36,727)	520,582	12,759
Class 3	517	9	27,807	587	(26,339)	(533)	1,985	63
Class 4	400,638	8,616	12,432	270	(15,657)	(325)	397,413	8,561
Total net increase (decrease)	$1,861,690	38,418	$3,953,262	83,913	$(3,417,013)	(69,132)	$2,397,939	53,199

Year ended December 31, 2014

Class 1	$1,350,590	26,045	$641,213	12,554	$(1,449,140)	(28,021)	$542,663	10,578
Class 2	146,775	2,843	890,805	17,580	(2,265,133)	(44,088)	(1,227,553)	(23,665)
Class 3	1,337	25	11,614	227	(29,526)	(570)	(16,575)	(318)
Class 4	28,729	553	674	13	(2,803)	(54)	26,600	512
Total net increase (decrease)	$1,527,431	29,466	$1,544,306	30,374	$(3,746,602)	(72,733)	$(674,865)	(12,893)

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$15,184	932	$33,215	2,124	$(9,326)	(556)	$39,073	2,500
Class 2	42,188	2,495	11,279	722	(19,855)	(1,216)	33,612	2,001
Class 4	17,667	1,083	1,248	81	(3,033)	(190)	15,882	974
Total net increase (decrease)	$75,039	4,510	$45,742	2,927	$(32,214)	(1,962)	$88,567	5,475

Year ended December 31, 2014

Class 1	$135,449	7,581	$30,562	1,854	$(65,051)	(3,745)	$100,960	5,690
Class 2	16,759	964	9,825	597	(18,584)	(1,055)	8,000	506
Class 4	21,190	1,211	639	39	(921)	(52)	20,908	1,198
Total net increase (decrease)	$173,398	9,756	$41,026	2,490	$(84,556)	(4,852)	$129,868	7,394

American Funds Insurance Series

Capital Income Builder

	Proceeds from initial capitalization			Sales[1]				Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount		Shares		Amount	Shares	Amount		Shares

Year ended December 31, 2015

Class 1	$—	—		$61,778		6,412		$1,286		136		$(1,229)	(132)	$61,835		6,416
Class 2	—	—		—		—		—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 4	—	—		111,713		11,396		3,002		315		(5,308)	(549)	109,407		11,162
Total net increase (decrease)	$—	—		$173,491		17,808		$4,288		451		$(6,537)	(681)	$171,242		17,578

Year ended December 31, 2014[3]

Class 1	$19,998	2,000		$154		16		$409		41		$(36)	(4)	$20,525		2,053
Class 2	1	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	1		—
Class 4	1	—	[2]	56,746		5,678		520		53		(1,130)	(113)	56,137		5,618
Total net increase (decrease)	$20,000	2,000		$56,900		5,694		$929		94		$(1,166)	(117)	$76,663		7,671

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$1,535,220	71,399	$1,095,859		52,092		$(2,848,179)	(133,856)	$(217,100)	(10,365)
Class 2	124,804	5,833	461,066		22,110		(682,572)	(32,022)	(96,702)	(4,079)
Class 3	856	40	3,331		159		(4,803)	(223)	(616)	(24)
Class 4	2,429,290	115,496	40,855		1,991		(12,761)	(607)	2,457,384	116,880
Total net increase (decrease)	$4,090,170	192,768	$1,601,111		76,352		$(3,548,315)	(166,708)	$2,142,966	102,412

Year ended December 31, 2014

Class 1	$1,900,080	84,968	$731,542		33,258		$(1,038,802)	(46,153)	$1,592,820	72,073
Class 2	155,081	6,998	356,950		16,361		(715,536)	(32,277)	(203,505)	(8,918)
Class 3	1,259	57	2,611		118		(6,288)	(281)	(2,418)	(106)
Class 4	32,797	1,481	681		31		(2,050)	(94)	31,428	1,418
Total net increase (decrease)	$2,089,217	93,504	$1,091,784		49,768		$(1,762,676)	(78,805)	$1,418,325	64,467

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$16,784	1,513	$1,201		111		$(5,668)	(512)	$12,317	1,112
Class 2	15,210	1,360	4,161		386		(21,309)	(1,924)	(1,938)	(178)
Class 4	659	60	9		1		(1)	— [2]	667	61
Total net increase (decrease)	$32,653	2,933	$5,371		498		$(26,978)	(2,436)	$11,046	995

Year ended December 31, 2014

Class 1	$229	20	$1,503		134		$(127)	(11)	$1,605	143
Class 2	29,687	2,589	6,852		616		(9,380)	(820)	27,159	2,385
Class 4	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Total net increase (decrease)	$29,916	2,609	$8,355		750		$(9,507)	(831)	$28,764	2,528

See end of tables for footnotes.

American Funds Insurance Series

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$1,036,298	93,861	$213,571	19,839	$(300,859)	(27,378)	$949,010	86,322
Class 2	110,070	10,143	157,887	14,830	(551,976)	(50,779)	(284,019)	(25,806)
Class 4	43,727	4,005	1,711	160	(13,279)	(1,216)	32,159	2,949
Total net increase (decrease)	$1,190,095	108,009	$373,169	34,829	$(866,114)	(79,373)	$697,150	63,465

Year ended December 31, 2014

Class 1	$754,186	68,208	$107,710	9,742	$(542,787)	(48,790)	$319,109	29,160
Class 2	177,278	16,106	90,634	8,290	(619,817)	(56,644)	(351,905)	(32,248)
Class 4	31,784	2,869	501	45	(5,766)	(522)	26,519	2,392
Total net increase (decrease)	$963,248	87,183	$198,845	18,077	$(1,168,370)	(105,956)	$(6,277)	(696)

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$165,830	14,553	$33,954	3,037	$(282,448)	(25,245)	$(82,664)	(7,655)
Class 2	33,635	2,962	36,798	3,309	(158,924)	(14,073)	(88,491)	(7,802)
Class 4	3,452	304	128	12	(1,543)	(134)	2,037	182
Total net increase (decrease)	$202,917	17,819	$70,880	6,358	$(442,915)	(39,452)	$(169,118)	(15,275)

Year ended December 31, 2014

Class 1	$241,123	19,710	$31,181	2,593	$(156,449)	(12,855)	$115,855	9,448
Class 2	24,571	2,029	30,636	2,560	(157,807)	(13,005)	(102,600)	(8,416)
Class 4	4,775	392	61	5	(626)	(52)	4,210	345
Total net increase (decrease)	$270,469	22,131	$61,878	5,158	$(314,882)	(25,912)	$17,465	1,377

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$223,032	21,529	$65,080	6,936	$(148,108)	(14,222)	$140,004	14,243
Class 2	32,524	3,169	48,382	5,222	(137,078)	(13,259)	(56,172)	(4,868)
Class 3	2,044	194	742	79	(5,538)	(528)	(2,752)	(255)
Class 4	16,932	1,527	83	8	(16,023)	(1,447)	992	88
Total net increase (decrease)	$274,532	26,419	$114,287	12,245	$(306,747)	(29,456)	$82,072	9,208

Year ended December 31, 2014

Class 1	$226,447	20,029	$60,198	5,726	$(69,861)	(6,187)	$216,784	19,568
Class 2	27,460	2,460	55,536	5,341	(167,244)	(15,003)	(84,248)	(7,202)
Class 3	1,235	109	966	91	(4,384)	(388)	(2,183)	(188)
Class 4	5,476	487	46	4	(5,386)	(472)	136	19
Total net increase (decrease)	$260,618	23,085	$116,746	11,162	$(246,875)	(22,050)	$130,489	12,197

American Funds Insurance Series

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$41,987	3,898	$7,999	754		$(67,729)	(6,313)	$(17,743)	(1,661)
Class 2	10,830	1,011	1,499	142		(5,502)	(512)	6,827	641
Class 4	15,842	1,482	168	16		(4,875)	(457)	11,135	1,041
Total net increase (decrease)	$68,659	6,391	$9,666	912		$(78,106)	(7,282)	$219	21

Year ended December 31, 2014

Class 1	$98,137	9,226	$2,596	243		$(16,394)	(1,558)	$84,339	7,911
Class 2	7,547	713	364	34		(6,687)	(633)	1,224	114
Class 4	978	92	3	—	[2]	(513)	(48)	468	44
Total net increase (decrease)	$106,662	10,031	$2,963	277		$(23,594)	(2,239)	$86,031	8,069

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$70,484	5,630	$37,336	3,026		$(397,508)	(31,768)	$(289,688)	(23,112)
Class 2	24,610	1,988	37,280	3,053		(190,136)	(15,348)	(128,246)	(10,307)
Class 3	1,477	118	266	21		(3,640)	(290)	(1,897)	(151)
Class 4	50,075	4,027	847	69		(25,031)	(2,017)	25,891	2,079
Total net increase (decrease)	$146,646	11,763	$75,729	6,169		$(616,315)	(49,423)	$(393,940)	(31,491)

Year ended December 31, 2014

Class 1	$137,157	11,139	$22,540	1,819		$(82,815)	(6,714)	$76,882	6,244
Class 2	28,567	2,357	18,675	1,521		(200,417)	(16,407)	(153,175)	(12,529)
Class 3	1,459	118	143	11		(3,611)	(293)	(2,009)	(164)
Class 4	41,142	3,315	325	26		(20,338)	(1,649)	21,129	1,692
Total net increase (decrease)	$208,325	16,929	$41,683	3,377		$(307,181)	(25,063)	$(57,173)	(4,757)

Cash Management Fund
	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$19,088	1,694	$—	—		$(28,360)	(2,517)	$(9,272)	(823)
Class 2	133,190	12,075	—	—		(161,001)	(14,591)	(27,811)	(2,516)
Class 3	4,437	398	—	—		(5,921)	(532)	(1,484)	(134)
Class 4	30,215	2,699	—	—		(21,575)	(1,926)	8,640	773
Total net increase (decrease)	$186,930	16,866	$—	—		$(216,857)	(19,566)	$(29,927)	(2,700)

Year ended December 31, 2014

Class 1	$30,209	2,674	$—	—		$(38,206)	(3,382)	$(7,997)	(708)
Class 2	155,395	14,015	—	—		(217,194)	(19,587)	(61,799)	(5,572)
Class 3	4,241	379	—	—		(4,604)	(411)	(363)	(32)
Class 4	14,839	1,316	—	—		(7,600)	(674)	7,239	642
Total net increase (decrease)	$204,684	18,384	$—	—		$(267,604)	(24,054)	$(62,920)	(5,670)

See end of tables for footnotes.

American Funds Insurance Series

Managed Risk Growth Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class P1	$308	27		$—		—		$(70)	(6)	$238	21
Class P2	74,489	6,445		—		—		(7,945)	(689)	66,544	5,756
Total net increase (decrease)	$74,797	6,472		$—		—		$(8,015)	(695)	$66,782	5,777

Year ended December 31, 2014

Class P1	$23	2		$5		—	[2]	$(6)	(1)	$22	1
Class P2	58,735	5,108		1,857		164		(8,675)	(742)	51,917	4,530
Total net increase (decrease)	$58,758	5,110		$1,862		164		$(8,681)	(743)	$51,939	4,531

Managed Risk International Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class P1	$44	5		$—	[2]	—	[2]	$— [2]	— [2]	$44	5
Class P2	46,083	4,510		14		2		(2,628)	(265)	43,469	4,247
Total net increase (decrease)	$46,127	4,515		$14		2		$(2,628)	(265)	$43,513	4,252

Year ended December 31, 2014

Class P1	$14	1		$2		—	[2]	$— [2]	— [2]	$16	1
Class P2	38,069	3,583		508		50		(6,673)	(626)	31,904	3,007
Total net increase (decrease)	$38,083	3,584		$510		50		$(6,673)	(626)	$31,920	3,008

Managed Risk Blue Chip Income and Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class P1	$2	—	[2]	$1		—	[2]	$(22)	(1)	$(19)	(1)
Class P2	70,110	6,160		529		48		(20,979)	(1,845)	49,660	4,363
Total net increase (decrease)	$70,112	6,160		$530		48		$(21,001)	(1,846)	$49,641	4,362

Year ended December 31, 2014

Class P1	$86	7		$6		—	[2]	$(2)	— [2]	$90	7
Class P2	77,239	6,603		2,173		185		(9,167)	(776)	70,245	6,012
Total net increase (decrease)	$77,325	6,610		$2,179		185		$(9,169)	(776)	$70,335	6,019

American Funds Insurance Series

Managed Risk Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class P1	$623	53	$3	—	[2]	$(17)	(1)	$609	52
Class P2	57,640	4,977	64	6		(7,010)	(604)	50,694	4,379
Total net increase (decrease)	$58,263	5,030	$67	6		$(7,027)	(605)	$51,303	4,431

Year ended December 31, 2014

Class P1	$21	2	$5	—	[2]	$— [2]	— [2]	$26	2
Class P2	60,935	5,124	2,228	191		(10,957)	(913)	52,206	4,402
Total net increase (decrease)	$60,956	5,126	$2,233	191		$(10,957)	(913)	$52,232	4,404

Managed Risk Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class P1	$452,013	37,546	$18,473	1,532		$(10,594)	(913)	$459,892	38,165
Class P2	355,940	29,485	68,001	5,622		(161,379)	(13,400)	262,562	21,707
Total net increase (decrease)	$807,953	67,031	$86,474	7,154		$(171,973)	(14,313)	$722,454	59,872

Year ended December 31, 2014

Class P1	$158,370	13,095	$581	47		$(9)	(1)	$158,942	13,141
Class P2	996,253	82,884	976	80		(55,636)	(4,564)	941,593	78,400
Total net increase (decrease)	$1,154,623	95,979	$1,557	127		$(55,645)	(4,565)	$1,100,535	91,541

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period May 1, 2014, commencement of operations, through December 31, 2014.

9. Investment transactions and other disclosures

The following tables present additional information for the year ended December 31, 2015 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,567,789	$1,397,055	$4,213,039	$2,816,740	$1,165,153	$1,796,716
Sales of investment securities*	1,889,682	1,705,870	6,252,951	2,644,950	910,305	1,843,579
Non-U.S. taxes paid on dividend income	5,449	1,585	6,470	11,599	2,790	1,249
Non-U.S. taxes paid on interest income	—	—	—	—	33	—
Non-U.S. taxes paid (refunded) on realized gains	308	6	—	161	2,020	—
Non-U.S. taxes provided on unrealized gains	235	1,139	—	1,058	982	—
Dividends from affiliated issuers	—	90	3,463	—	—	—
Net realized (loss) gain from affiliated issuers	—	(6,757)	15,650	—	—	—

See end of tables for footnote.

American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$651,031	$5,834,805	$395,724	$329,182	$11,929,561	$159,928
Sales of investment securities*	738,432	6,706,328	333,705	174,057	11,549,144	145,372
Non-U.S. taxes paid on dividend income	2,864	7,002	2,244	174	4,581	190
Non-U.S. taxes paid on interest income	—	—	23	—	—	11
Non-U.S. taxes paid (refunded) on realized gains	—	2,965	—	—	(2,188)	3
Non-U.S. taxes provided on unrealized gains	182	122	25	—	108	1
Dividends from affiliated issuers	989	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	(3,503)	—	—	—	—	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Purchases of investment securities*	$32,257,717	$3,290,387	$1,193,648	$3,518,675	$19,133,143	$—
Sales of investment securities*	32,232,285	3,441,853	1,136,846	3,507,183	18,815,949	—
Non-U.S. taxes paid on dividend income	—	—	—	—	—	—
Non-U.S. taxes paid on interest income	345	377	46	—	—	—
Non-U.S. taxes paid (refunded) on realized gains	214	179	—	—	—	—
Non-U.S. taxes provided on unrealized gains	10	47	12	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	—	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$94,861	$52,245	$77,279	$68,257	$813,912
Sales of investment securities*	17,377	9,609	23,260	9,961	72,643
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Dividends from affiliated issuers	1,102	1,358	2,783	1,722	45,462
Net realized (loss) gain from affiliated issuers	(1,761)	(529)	2,065	216	4,398

*	Excludes short-term securities and U.S. government obligations, if any.

10. Ownership concentration

At December 31, 2015, CRMC held aggregate ownership of 14% of the outstanding shares of Global Balanced Fund. The ownership represents the seed money invested in the fund when the fund began operations. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 23% of the outstanding shares of Capital Income Builder.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
12/31/15	$27.48	$.25	$1.80	$2.05	$(.35)	$(2.79)	$(3.14)	$26.39	7.24%	$1,626		.55%		.90%
12/31/14	30.11	.31 [2]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558		.55		1.08 [2]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
Class 2:
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66
12/31/14	29.92	.24 [2]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85 [2]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
Class 4:
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
12/31/14	30.07	.07 [2]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26 [2]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27 [5,6]	—	[7]	.02	[5,6]	.04 [5,6]

Global Small Capitalization Fund

Class 1:
12/31/15	$26.09	$.04	$.36	$.40	$—	$(2.08)	$(2.08)	$24.41	.50%	$1,706		.73%		.15%
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411		.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
Class 2:
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
Class 4:
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80 [5,6]	—	[7]	.04	[5,6]	.04 [5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
12/31/15	$80.15	$.64		$5.08	$5.72	$(.61)	$(17.24)	$(17.85)	$68.02	7.12%	$6,796		.35%		.87%
12/31/14	78.54	.88	[2]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118		.35		1.12	[2]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
Class 2:
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414		.60		.62
12/31/14	77.94	.68	[2]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413		.60		.87	[2]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
Class 3:
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194		.53		.69
12/31/14	78.62	.74	[2]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208		.53		.94	[2]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
Class 4:
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394		.85		.42
12/31/14	78.32	.37	[2]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24		.85		.47	[2]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[3,4]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [5,6]	—	[7]	.02	[5,6]	.05	[5,6]

International Fund

Class 1:
12/31/15	$20.35	$.29		$(1.03)	$(.74)	$(.35)	$(1.18)	$(1.53)	$18.08	(4.25)%	$3,427		.54%		1.41%
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282		.54		1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
Class 2:
12/31/15	20.29	.24		(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978		.79		1.17
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
Class 3:
12/31/15	20.38	.25		(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32		.72		1.24
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
Class 4:
12/31/15	20.23	.17		(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46		1.04		.88
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[3,4]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [5,6]	—	[7]	.02	[5,6]	.05	[5,6]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund

Class 1:
12/31/15	$20.72	$.19		$(.71)	$(.52)	$(.17)	$(1.16)	$(1.33)	$18.87	(2.96)%	$1,562		.79%		.92%
12/31/14	25.08	.29	[2]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[2]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
Class 2:
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[2]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[2]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
Class 4:
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[2]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[2]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,4]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [5,6]	—	[7]	.04	[5,6]	.04	[5,6]

Blue Chip Income and Growth Fund

Class 1:
12/31/15	$14.69	$.31		$(.64)	$(.33)	$(.29)	$(1.45)	$(1.74)	$12.62	(2.72)%	$3,638		.41%		2.23%
12/31/14	13.12	.46	[2]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542		.42		3.31	[2]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
Class 2:
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
12/31/14	13.02	.44	[2]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[2]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
Class 4:
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75
12/31/14	13.12	.34	[2]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[2]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[7]	.86		1.39
12/31/12[3,4]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [5,6]	—	[7]	.02	[5,6]	.10	[5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth and Income Fund

Class 1:
12/31/15	$12.78	$.26		$(.40)	$(.14)	$(.29)	$—	$(.29)	$12.35	(1.14)%	$293		.64%		2.04%
12/31/14	12.53	.43	[2]	.31	.74	(.49)	—	(.49)	12.78	6.00	200		.63		3.34	[2]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
Class 2:
12/31/15	12.75	.24		(.41)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.84
12/31/14	12.51	.41	[2]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[2]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
Class 4:
12/31/15	12.71	.19		(.39)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.46
12/31/14	12.50	.30	[2]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[2]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[3,4]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [5,6]	—	[7]	.03	[5,6]	.08	[5,6]

Growth-Income Fund

Class 1:
12/31/15	$52.76	$.79		$.37	$1.16	$(.75)	$(7.77)	$(8.52)	$45.40	1.72%	$10,747		.29%		1.59%
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812		.29		1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61		(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
Class 2:
12/31/15	52.41	.66		.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895		.54		1.34
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337		.54		1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52		(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
Class 3:
12/31/15	52.82	.70		.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161		.47		1.41
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185		.47		1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55		(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
Class 4:
12/31/15	52.39	.58		.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410		.79		1.25
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30		.79		1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[3,4]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [5,6]	—	[7]	.01	[5,6]	.03	[5,6]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Growth and Income Fund

Class 1:
12/31/15	$16.27	$.42		$(1.25)	$(.83)	$(.38)	$(.34)	$(.72)	$14.72	(5.34)%	$707		.68%		2.60%
12/31/14	17.48	.58	[2]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740		.68		3.32	[2]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47		(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
Class 2:
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254		.93		2.32
12/31/14	17.43	.56	[2]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21	[2]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42		(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
Class 4:
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
12/31/14	17.45	.26	[2]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[2]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,4]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [5,6]	—	[7]	.04	[5,6]	.07	[5,6]

Capital Income Builder

Class 1:
12/31/15	$9.81	$.28		$(.40)	$(.12)	$(.29)	$—	$(.29)	$9.40	(1.23)%	$ 80		.56%		2.88%
12/31/14[3,8]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [6]	20		.56	[9]	2.87	[9]
Class 2:
12/31/15	9.81	.31		(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[5]	—	[7]	.46	[5]	3.12	[5]
12/31/14[3,8]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [5,6]	—	[7]	.47	[5,9]	2.94	[5,9]
Class 4:
12/31/15	9.80	.25		(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55
12/31/14[3,8]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[6]	55		1.06	[9]	2.08	[9]

Asset Allocation Fund

Class 1:
12/31/15	$22.23	$.40		$(.02)	$.38	$(.40)	$(1.59)	$(1.99)	$20.62	1.64%	$10,913		.29%		1.85%
12/31/14	22.49	.44		.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66	11,997		.30		1.95
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199		.31		2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		2.25
Class 2:
12/31/15	22.06	.34		(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008		.54		1.60
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494		.55		1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		1.99
Class 3:
12/31/15	22.25	.36		(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36		.47		1.67
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40		.48		1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81	42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		2.05
Class 4:
12/31/15	22.11	.30		(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414		.79		1.45
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32		.80		1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89	1		.79		1.22
12/31/12[3,4]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17 [5,6]	—	[7]	.01	[5,6]	.08	[5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Balanced Fund

Class 1:
12/31/15	$11.11	$.20		$(.28)	$(.08)	$(.14)	$(.15)	$(.29)	$10.74	(.69)%	$47		.72%		1.80%
12/31/14	11.37	.25	[2]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37		.71		2.14	[2]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		2.00
12/31/11[3,10]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)[6]	28		.69	[9]	1.99	[9]
Class 2:
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
12/31/14	11.35	.22	[2]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179		.96		1.88	[2]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		1.76
12/31/11[3,10]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)[6]	72		.94	[9]	1.45	[9]
Class 4:
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/14	11.35	.24	[2]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [5]	—	[7]	.67	[5]	2.07	[2,5]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49 [5]	—	[7]	.71	[5]	1.98	[5]
12/31/12[3,4]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40 [5,6]	—	[7]	.03	[5,6]	.05	[5,6]

Bond Fund

Class 1:
12/31/15	$11.08	$.22		$(.17)	$.05	$(.21)	$(.22)	$(.43)	$10.70	.45%	$5,731		.38%		1.95%
12/31/14	10.73	.23		.37	.60	(.25)	— [11]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22		(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25		.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32		.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
Class 2:
12/31/15	10.95	.18		(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/14	10.61	.20		.36	.56	(.22)	— [11]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19		(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22		.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29		.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
Class 4:
12/31/15	11.01	.16		(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/14	10.69	.16		.39	.55	(.23)	— [11]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17		(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[3,4]	11.55	.01		(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5,6]	—	[7]	.02	[5,6]	.10	[5,6]

Global Bond Fund

Class 1:
12/31/15	$11.77	$.27		$(.71)	$(.44)	$(.01)	$(.31)	$(.32)	$11.01	(3.75)%	$1,032		.57%		2.34%
12/31/14	11.88	.29		(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28		(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28		.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36		.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
Class 2:
12/31/15	11.72	.24		(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/14	11.81	.26		(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25		(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25		.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33		.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
Class 4:
12/31/15	11.70	.21		(.71)	(.50)	— [11]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20		(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27		(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[7]	.79		2.25
12/31/12[3,4]	12.53	.01		(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5,6]	—	[7]	.02	[5,6]	.11	[5,6]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1:
12/31/15	$10.54	$.64		$(1.36)	$(.72)	$(.63)	$—	$(.63)	$9.19	(6.94)%	$1,017		.48%		6.12%
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017		.48		5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
Class 2:
12/31/15	10.41	.60		(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
Class 3:
12/31/15	10.57	.62		(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
Class 4:
12/31/15	11.05	.62		(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[7]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[7]	.93		5.82
12/31/12[3,4]	11.80	.04		— [11]	.04	(.68)	—	(.68)	11.16	.34 [5,6]	—	[7]	.02	[5,6]	.35 [5,6]

Mortgage Fund

Class 1:
12/31/15	$10.70	$.10		$.13	$.23	$(.18)	$(.14)	$(.32)	$10.61	2.09%	$272		.45%		.89%
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[3,10]	10.00	—	[11]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[9]	.04 [9]
Class 2:
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59		.70		.65
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	—	[11]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[3,10]	10.00	(.02)		.48	.46	— [11]	(.10)	(.10)	10.36	4.60	22		.67	[9]	(.25)[9]
Class 4:
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11		.97		.37
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[5]	—	[7]	.38	[5]	.23 [5]
12/31/12[3,4]	10.60	—	[11]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [5,6]	—	[7]	.02	[5,6]	.04 [5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:
12/31/15	$12.40	$.13	$.09	$.22	$(.21)	$(.10)	$(.31)	$12.31	1.93%	$1,426		.35%		1.02%
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		1.83
Class 2:
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		1.59
Class 3:
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		1.65
Class 4:
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[7]	.84		.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5,6]	—	[7]	.02	[5,6]	.05	[5,6]

American Funds Insurance Series

		Loss from investment operations[1]
	Net asset value, beginning of period	Net investment loss	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net loss to average net assets

Cash Management Fund

Class 1:
12/31/15	$11.28	$(.03)	$.01		$(.02)	$11.26	(.18)%	$39		.34%		(.24)%
12/31/14	11.31	(.03)	—		(.03)	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[11]	(.03)	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66		.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	11.36	(.26)	75		.33		(.21)
Class 2:
12/31/15	11.06	(.05)	—	[11]	(.05)	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	—		(.06)	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[11]	(.05)	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[11]	(.05)	11.17	(.45)	459		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	11.22	(.53)	530		.58		(.47)
Class 3:
12/31/15	11.16	(.05)	—	[11]	(.05)	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	—		(.05)	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[11]	(.05)	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11		.52		(.40)
12/31/11	11.34	(.04)	—	[11]	(.04)	11.30	(.35)	12		.51		(.40)
Class 4:
12/31/15	11.25	(.08)	—	[11]	(.08)	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[11]	(.04)	11.30	(.35)[5]	—	[7]	.37	[5]	(.32)[5]
12/31/12[3,4]	11.34	— [11]	—	[11]	— [11]	11.34	.00 [5,6]	—	[7]	.02	[5,6]	(.01)[5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operation	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[12]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[12]		Net effective expense ratio[12,13]		Ratio of net income to average net assets[12]

Managed Risk Growth Fund

Class P1:
12/31/15	$11.37	$.09	$.03	$.12	$—	$—	$—	$11.49	1.06%[5]		$—	[7]	.53%[5]		.29%[5]		.63%[5]		.80%[5]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[5]	—	[7]	.50	[5]	.32	[5]	.65	[5]	2.71	[5]
12/31/13[3,14]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05	[5,6]	—	[7]	.88	[5,9]	.25	[5,9]	.58	[5,9]	1.64	[5,9]
Class P2:
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,14]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	[5,6]	28		1.05	[5,9]	.52	[5,9]	.85	[5,9]	1.69	[5,9]

Managed Risk International Fund

Class P1:
12/31/15	$10.10	$.18	$(.80)	$(.62)	$— [11]	$—	$— [11]	$9.48	(6.12)%[5]		$—	[7]	.45%[5]		.21%[5]		.72%[5]		1.75%[5]
12/31/14	10.82	.14	(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[5]		—	[7]	.50	[5]	.25	[5]	.76	[5]	1.33	[5]
12/31/13[3,14]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08	[5,6]	—	[7]	1.05	[5,9]	.23	[5,9]	.73	[5,9]	1.92	[5,9]
Class P2:
12/31/15	10.09	.13	(.79)	(.66)	— [11]	—	— [11]	9.43	(6.52)		83		.90		.66		1.17		1.30
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[3,14]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99	[5,6]	17		1.19	[5,9]	.44	[5,9]	.94	[5,9]	2.66	[5,9]

Managed Risk Blue Chip Income and Growth Fund

Class P1:
12/31/15	$11.70	$.19	$(1.02)	$(.83)	$(.07)	$—	$(.07)	$10.80	(7.07)%[5]		$—	[7]	.50%[5]		.27%[5]		.66%[5]		1.64%[5]
12/31/14	11.05	.40	.55	.95	(.30)	—	(.30)	11.70	8.58	[5]	—	[7]	.50	[5]	.31	[5]	.70	[5]	3.43	[5]
12/31/13[3,14]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16	[5,6]	—	[7]	.84	[5,9]	.24	[5,9]	.64	[5,9]	2.80	[5,9]
Class P2:
12/31/15	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)		137		.89		.66		1.05		1.57
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[3,14]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05	[5,6]	26		1.04	[5,9]	.54	[5,9]	.94	[5,9]	3.91	[5,9]

Managed Risk Growth-Income Fund

Class P1:
12/31/15	$11.67	$.25	$(.63)	$(.38)	$(.04)	$—	$(.04)	$11.25	(3.27)%[5]		$1		.56%[5]		.31%[5]		.59%[5]		2.17%[5]
12/31/14	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85	[5]	—	[7]	.45	[5]	.25	[5]	.52	[5]	2.94	[5]
12/31/13[3,14]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15	[5,6]	—	[7]	.92	[5,9]	.23	[5,9]	.50	[5,9]	2.01	[5,9]
Class P2:
12/31/15	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)		122		.89		.66		.94		1.04
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[3,14]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04	[5,6]	24		1.09	[5,9]	.50	[5,9]	.77	[5,9]	2.73	[5,9]

Managed Risk Asset Allocation Fund

Class P1:
12/31/15	$12.29	$.25	$(.34)	$(.09)	$(.22)	$(.26)	$(.48)	$11.72	(.83)%		$712		.54%		.40%		.68%		2.06%
12/31/14	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24		277		.53		.48		.76		1.04
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82	[5]	112		.55	[5]	.47	[5]	.75	[5]	2.37	[5]
12/31/12[3,15]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24	[5,6]	—	[7]	.15	[5,9]	.07	[5,9]	.37	[5,9]	1.72	[5,9]
Class P2:
12/31/15	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)		1,953		.79		.66		.94		1.16
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58	[5]	795		.80	[5]	.73	[5]	1.01	[5]	2.43	[5]
12/31/12[3,15]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21	[5,6]	—	[7]	.24	[5,9]	.11	[5,9]	.41	[5,9]	2.38	[5,9]

American Funds Insurance Series

Portfolio turnover rate for all share classes	Period ended December 31
including mortgage dollar roll transactions[16]	2015	2014	2013		2012		2011

Global Growth Fund	29%	22%	39%		22%		28%
Global Small Capitalization Fund	36	28	36		40		44
Growth Fund	20	29	19		21		19
International Fund	37	18	21		29		24
New World Fund	39	36	43		32		22
Blue Chip Income and Growth Fund	26	37	30		36		27
Global Growth and Income Fund	37	28	31		30		25
Growth-Income Fund	25	25	19		25		22
International Growth and Income Fund	35	34	34		31		48
Capital Income Builder Fund	128	35 [6,8]
Asset Allocation Fund	76	88	74		61		43
Global Balanced Fund	76	73	81		80		34	[6,10]
Bond Fund	434	365	354		253		163
Global Bond Fund	159	200	213		160		101
High-Income Bond Fund	66	54	64		48		51
Mortgage Fund	1103	790	715		444		480	[6,10]
U.S. Government/AAA-Rated Securities Fund	901	387	621		447		234
Cash Management Fund	—	—	—		—		—
Managed Risk Growth Fund	16	22	10	[6,14]
Managed Risk International Fund	15	22	6	[6,14]
Managed Risk Blue Chip Income and Growth Fund	20	22	3	[6,14]
Managed Risk Growth-Income Fund	11	28	2	[6,14]
Managed Risk Asset Allocation Fund	3	3	3		—	[6,15,17]

Portfolio turnover rate for all share classes	Period ended December 31
excluding mortgage dollar roll transactions[16]	2015	2014	2013		2012		2011

Capital Income Builder	38%	24%[6,8]
Asset Allocation Fund	28	42
Global Balanced Fund	36	40
Bond Fund	141	121	Not available
Global Bond Fund	88	134
Mortgage Fund	138	108
U.S. Government/AAA-Rated Securities Fund	352	88

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Class 4 shares were offered beginning December 14, 2012.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Not annualized.
[7]	Amount less than $1 million.
[8]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[9]	Annualized.
[10]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[11]	Amount less than $.01.
[12]	This column reflects the impact of certain reimbursements/waivers by CRMC. CRMC reimbursed certain expenses and waived a portion of investment advisory services for the managed risk funds.
[13]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented, which is unaudited. See Expense Example for further information regarding fees and expenses.
[14]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[15]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[16]	Refer to Note 5 for further information on mortgage dollar rolls.
[17]	Amount less than 1%.

American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolios for Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, U.S. Government/ AAA-Rated Securities Fund, Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2015, and the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California

February 5, 2016

American Funds Insurance Series® Prospectus Class P1 shares May 1, 2016

Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Blue Chip Income and Growth Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund

Summaries: Managed Risk Growth Fund 1 Managed Risk International Fund 6 Managed Risk Blue Chip Income and Growth Fund 11 Managed Risk Growth-Income Fund 16 Managed Risk Asset Allocation Fund 21

Investment objectives, strategies and risks 27

Information regarding the underlying funds 42

Management and organization 43

Purchases and redemptions of shares 45

Plan of distribution 46

Fund expenses 46

Investment results 46

Distributions and taxes 46

Financial highlights 47

Neither the U.S. Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Managed Risk Growth Fund

Investment objective

The fund’s investment objective is to provide you with growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses[1]	0.39
Acquired (underlying) fund fees and expenses	0.32
Total annual fund operating expenses	0.86
Fee waiver and/or expense reimbursement[2]	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.70

1 Based on estimated amounts for the current fiscal year.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$72	$258	$461	$1,046

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal investment strategies

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Growth FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with growth of capital. The underlying fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The underlying fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

1     American Funds Insurance Series — Managed Risk Funds / Prospectus

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

American Funds Insurance Series — Managed Risk Funds / Prospectus     2

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

3     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investment results

The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth Funds Index and the Lipper Capital Appreciation Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime
Fund (inception date – 5/1/13)	1.06%	6.67%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.40
Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.15	12.78
Lipper Capital Appreciation Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.74	11.96

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

American Funds Insurance Series — Managed Risk Funds / Prospectus     4

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser

Alan N. Berro President	3 years	Partner – Capital World Investors
James R. Mulally	3 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser

Adam Schenck	3 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser

Gregory D. Johnson	9 years	Partner – Capital World Investors
Michael T. Kerr	11 years	Partner – Capital World Investors
Ronald B. Morrow	13 years	Partner – Capital World Investors
Andraz Razen	3 years	Partner – Capital World Investors
Martin Romo	Less than 1 year	Partner – Capital World Investors
Alan J. Wilson	2 years	Partner – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

5     American Funds Insurance Series — Managed Risk Funds / Prospectus

Managed Risk International Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses[1]	0.41
Acquired (underlying) fund fees and expenses	0.50
Total annual fund operating expenses	1.06
Fee waiver and/or expense reimbursement[2]	0.17
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.89

1 Based on estimated amounts for the current fiscal year.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$91	$320	$568	$1,278

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series International FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with long-term growth of capital. The underlying fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

American Funds Insurance Series — Managed Risk Funds / Prospectus     6

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

7     American Funds Insurance Series — Managed Risk Funds / Prospectus

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series — Managed Risk Funds / Prospectus     8

Investment results

The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime
Fund (inception date – 5/1/13)	–6.12%	–1.15%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–5.66	–0.75
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.34	2.50

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

9     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser

Alan N. Berro President	3 years	Partner – Capital World Investors
James R. Mulally	3 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser

Adam Schenck	3 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser

Sung Lee Vice President	10 years	Partner – Capital Research Global Investors
L. Alfonso Barroso	7 years	Partner – Capital Research Global Investors
Jesper Lyckeus	9 years	Partner – Capital Research Global Investors
Christopher Thomsen	10 years	Partner – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Managed Risk Funds / Prospectus     10

Managed Risk Blue Chip Income and Growth Fund

Investment objectives

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses[1]	0.39
Acquired (underlying) fund fees and expenses	0.39
Total annual fund operating expenses	0.93
Fee waiver and/or expense reimbursement[2]	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.77

1 Based on estimated amounts for the current fiscal year.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$79	$280	$499	$1,128

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal investment strategies

The fund pursues its investment objectives by investing in shares of an underlying fund, the American Funds Insurance Series Blue Chip Income and Growth FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts. Under normal market conditions, the fund invests at least 80% of its assets in the underlying fund.

The investment objectives of the underlying fund, which is designed for investors seeking both income and capital appreciation, are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Under normal market conditions, the underlying fund invests at least 90% of its assets in equity securities, and the underlying fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The underlying fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The underlying fund’s investment adviser considers these types of investments to be “blue chip” stocks. However, the underlying fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield on U.S. stocks, the underlying fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These

11     American Funds Insurance Series — Managed Risk Funds / Prospectus

instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

American Funds Insurance Series — Managed Risk Funds / Prospectus     12

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

13     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investment results

The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime
Fund (inception date – 5/1/13)	–7.07%	4.75%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.40
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.61	8.00

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

American Funds Insurance Series — Managed Risk Funds / Prospectus     14

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser

Alan N. Berro President	3 years	Partner – Capital World Investors
James R. Mulally	3 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser

Adam Schenck	3 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser

Christopher D. Buchbinder	9 years	Partner – Capital Research Global Investors
James B. Lovelace	9 years	Partner – Capital Research Global Investors
James Terrile	4 years	Partner – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

15     American Funds Insurance Series — Managed Risk Funds / Prospectus

Managed Risk Growth-Income Fund

Investment objectives

The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses[1]	0.39
Acquired (underlying) fund fees and expenses	0.27
Total annual fund operating expenses	0.81
Fee waiver and/or expense reimbursement[2]	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65

1 Based on estimated amounts for the current fiscal year.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$66	$243	$434	$987

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal investment strategies

The fund pursues its investment objectives by investing in shares of an underlying fund, the American Funds Insurance Series Growth-Income FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both capital appreciation and income, are to achieve long-term growth of capital and income. The underlying fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The underlying fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

American Funds Insurance Series — Managed Risk Funds / Prospectus     16

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

17     American Funds Insurance Series — Managed Risk Funds / Prospectus

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series — Managed Risk Funds / Prospectus     18

Investment results

The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime
Fund (inception date – 5/1/13)	–3.27%	6.33%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.40
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.61	8.00

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

19     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	3 years	Partner – Capital World Investors
James R. Mulally	3 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	3 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	11 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	11 years	Partner – Capital International Investors
J. Blair Frank	10 years	Partner – Capital Research Global Investors
Claudia P. Huntington	22 years	Partner – Capital Research Global Investors
William L. Robbins	4 years	Partner – Capital International Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Managed Risk Funds / Prospectus     20

Managed Risk Asset Allocation Fund

Investment objective

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses	0.29
Acquired (underlying) fund fees and expenses	0.27
Total annual fund operating expenses	0.71
Fee waiver and/or expense reimbursement*	0.06
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65

* The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$67	$221	$389	$877

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal investment strategies

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2015, the fund was approximately 66% invested in equity securities, 24% invested in debt securities and 10% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

21     American Funds Insurance Series — Managed Risk Funds / Prospectus

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

American Funds Insurance Series — Managed Risk Funds / Prospectus     22

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

23     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series — Managed Risk Funds / Prospectus     24

Investment results

The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% S&P/Barclays Index is a composite blend of 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the underlying fund may invest. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime
Fund (inception date – 9/28/12)	–0.83%	7.15%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	13.72
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	0.55	1.39
60%/40% S&P/Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.28	8.78

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

25     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser

Alan N. Berro President	4 years	Partner – Capital World Investors
James R. Mulally	4 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser

Adam Schenck	4 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser

Alan N. Berro President	16 years	Partner – Capital World Investors
J. David Carpenter	3 years	Partner – Capital World Investors
David A. Daigle	7 years	Partner – Capital Fixed Income Investors
Jeffrey T. Lager	9 years	Partner – Capital World Investors
James R. Mulally	10 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Managed Risk Funds / Prospectus     26

Investment objectives, strategies and risks

Managed Risk Growth Fund

The fund’s investment objective is to provide you with growth of capital while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Growth Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with growth of capital. The underlying fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The underlying fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. The underlying fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible funds.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

27     American Funds Insurance Series — Managed Risk Funds / Prospectus

The fund or the underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

The following are certain risks associated with the fund’s investment strategies.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

American Funds Insurance Series — Managed Risk Funds / Prospectus     28

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth Funds Index is an equally weighted index of growth funds, as defined by each fund’s related prospectus. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes. The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in both Lipper indexes include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

29     American Funds Insurance Series — Managed Risk Funds / Prospectus

Managed Risk International Fund

The fund’s investment objective is to provide you with long-term growth of capital while seeking to manage volatility and provide downside protection.While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series International Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with long-term growth of capital. The underlying fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. The underlying fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the underlying fund may obtain exposure to equity investments in local markets. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

American Funds Insurance Series — Managed Risk Funds / Prospectus     30

The fund or the underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

The following are certain risks associated with the fund’s investment strategies.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

31     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Insurance Series — Managed Risk Funds / Prospectus     32

Managed Risk Blue Chip Income and Growth Fund

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Blue Chip Income and Growth Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both income and capital appreciation, are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Under normal market conditions, the underlying fund invests at least 90% of its assets in equity securities, and the underlying fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The underlying fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The underlying fund’s investment adviser considers these types of investments to be “blue chip” stocks. However, the underlying fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield on U.S. stocks, the underlying fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

33     American Funds Insurance Series — Managed Risk Funds / Prospectus

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

The fund or the underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

The following are certain risks associated with the fund’s investment strategies.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

American Funds Insurance Series — Managed Risk Funds / Prospectus     34

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Managed Risk Growth-Income Fund

The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Growth-Income Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both capital appreciation and income, are to achieve long-term growth of capital and income. The underlying fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

35     American Funds Insurance Series — Managed Risk Funds / Prospectus

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

The fund or the underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

American Funds Insurance Series — Managed Risk Funds / Prospectus     36

The following are certain risks associated with the fund’s investment strategies.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

37     American Funds Insurance Series — Managed Risk Funds / Prospectus

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Insurance Series — Managed Risk Funds / Prospectus     38

Managed Risk Asset Allocation Fund

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2015, the fund was approximately 66% invested in equity securities, 24% invested in debt securities and 10% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and

39     American Funds Insurance Series — Managed Risk Funds / Prospectus

subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

The fund or the underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

The following are certain risks associated with the fund’s investment strategies.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

American Funds Insurance Series — Managed Risk Funds / Prospectus     40

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the underlying fund. To the extent the underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

41     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Asset allocation — The underlying fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% S&P/Barclays Index blends the S&P 500 Index with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

Information regarding the underlying funds

For additional and more current information regarding the underlying funds, investors should read the current prospectus of the applicable underlying funds. Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds’ respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series — Managed Risk Funds / Prospectus     42

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including each of the underlying funds and the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. The estimated total management fee to be paid by each fund for the previous fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2015.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

43     American Funds Insurance Series — Managed Risk Funds / Prospectus

Portfolio management for the funds Capital Research and Management Company is the investment adviser to the funds and the underlying funds. The investment adviser is responsible for the management of the funds and, subject to the review and approval of the Series’ board of trustees, the selection of the subadviser to the funds, the monitoring and oversight of any such subadviser and the implementation of policies and procedures reasonably designed to ensure that such subadviser complies with the funds’ respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the subadviser to the funds with respect to the management of the funds’ managed risk strategies.

The table below shows the investment experience and role in management for each of the investment adviser’s investment professionals primarily responsible for management of the funds.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds

Alan N. Berro President	Investment professional for 30 years in total; 25 years with Capital Research and Management Company or affiliate	4 years	Serves as a portfolio manager
James R. Mulally	Investment professional for 40 years in total; 36 years with Capital Research and Management Company or affiliate	4 years	Serves as a portfolio manager

The table below shows the investment experience and role in management for the subadviser’s investment professional primarily responsible for the management of the funds’ managed risk strategies.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds

Adam Schenck	Investment professional for 11 years, all with Milliman Financial Risk Management LLC or affiliate	4 years	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of each underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed-income portfolio managers are informed by the investment themes discussed by the group.

American Funds Insurance Series — Managed Risk Funds / Prospectus     44

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

45     American Funds Insurance Series — Managed Risk Funds / Prospectus

Valuing shares The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying funds in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The underlying funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plan of distribution

The Series has adopted a plan of distribution for Class P1 shares under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class P1 shares; however, the Series’ board of trustees has not authorized any payments under the plan.

Fund expenses

In periods of market volatility, assets of the funds and/or the applicable underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

Each fund will invest in Class 1 shares of the applicable underlying fund. Accordingly, fees and expenses of the underlying fund reflect current expenses of the Class 1 shares of the underlying fund. The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee provided by the insurance companies that include the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Investment results

All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes

Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

American Funds Insurance Series — Managed Risk Funds / Prospectus     46

Financial highlights

The Financial Highlights table is intended to help you understand a fund’s results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers[2]	Net effective expense ratio[2,3]	Ratio of net income to average net assets[2]
Managed Risk Growth Fund
Class P1:
12/31/15	$11.37	$.09	$.03	$.12	$ —	$ —	$ —	$11.49	1.06%[4]	—[5]	.53%[4]	.29%[4]	.63%[4]	.80%[4]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18[4]	—[5]	.50[4]	.32[4]	.65[4]	2.71[4]
12/31/13[6,7]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05[4,8]	—[5]	.88[4,9]	.25[4,9]	.58[4,9]	1.64[4,9]
Class P2:
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71	146.89		.66	1.00	.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77	79.87		.69	1.02	1.01
12/31/13[6,7]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94[4,8]	28	1.05[4,9]	.52[4,9]	.85[4,9]	1.69[4,9]
Managed Risk International Fund
Class P1:
12/31/15	$10.10	$.18	$(.80)	$(.62)	$ —[10]	$ —	$ —[10]	$ 9.48	(6.12)%[4]	—[5]	.45%[4]	.21%[4]	.72%[4]	1.75%[4]
12/31/14	10.82	.14	(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[4]	—[5]	.50[4]	.25[4]	.76[4]	1.33[4]
12/31/13[6,7]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08[4,8]	—[5]	1.05[4,9]	.23[4,8]	.73[4,8]	1.92[4,8]
Class P2:
12/31/15	10.09	.13	(.79)	(.66)	—[10]	—	—[10]	9.43	(6.52)	83.90		.66	1.17	1.30
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)	46.91		.67	1.18	1.51
12/31/13[6,7]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99[4,8]	17	1.19[4,9]	.44[4,9]	.94[4,9]	2.66[4,9]
Managed Risk Blue Chip Income and Growth Fund
Class P1:
12/31/15	$11.70	$.19	$(1.02)	$(.83)	$(.07)	$ —	$(.07)	$10.80	(7.07)%[4]	—[5]	.50%[4]	.27%[4]	.66%[4]	1.64%[4]
12/31/14	11.05	.40	.55	.95	(.30)	—	(.30)	11.70	8.58[4]	—[5]	.50[4]	.31[4]	.70[4]	3.43[4]
12/31/13[6,7]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16[4,8]	—[5]	.84[4,9]	.24[4,9]	.64[4,9]	2.80[4,9]
Class P2:
12/31/15	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137.89		.66	1.05	1.57
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10	98.88		.69	1.08	4.27
12/31/13[6,7]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05[4,8]	26	1.04[4,9]	.54[4,9]	.94[4,9]	3.91[4,9]

47     American Funds Insurance Series — Managed Risk Funds / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers[2]	Net effective expense ratio[2,3]	Ratio of net income to average net assets[2]
Managed Risk Growth-Income Fund
Class P1:
12/31/15	$11.67	$.25	$(.63)	$(.38)	$(.04)	$ —	$(.04)	$11.25	(3.27)%[4]	$ 1	.56%[4]	.31%[4]	.59%[4]	2.17%[4]
12/31/14	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85[4]	—[5]	.45[4]	.25[4]	.52[4]	2.94[4]
12/31/13[6,7]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15[4,8]	—[5]	.92[4,9]	.23[4,9]	.50[4,9]	2.01[4,9]
Class P2:
12/31/15	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122.89		.66	.94	1.04
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76.87		.69	.96	1.38
12/31/13[6,7]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04[4,8]	24	1.09[4,9]	.50[4,9]	.77[4,9]	2.73[4,9]
Managed Risk Asset Allocation Fund
Class P1:
12/31/15	$12.29	$.25	$(.34)	$ (.09)	$(.22)	$(.26)	$(.48)	$11.72	(.83)%	$ 712.54%		.40%	.68%	2.06%
12/31/14	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24	277.53		.48	.76	1.04
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82[5]	112	.55[4]	.47[4]	.75[4]	2.37[4]
12/31/12[7,11]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24[4,8]	—[5]	.15[4,9]	.07[4,9]	.37[4,9]	1.72[4,9]
Class P2:
12/31/15	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953.79		.66	.94	1.16
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91	1,780.79		.73	1.01	1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58[4]	795	.80[4]	.73[4]	1.01[4]	2.43[4]
12/31/12[7,11]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21[4,8]	—[5]	.24[4,9]	.11[4,9]	.41[4,9]	2.38[4,9]

	Period ended December 31
Portfolio turnover rate for all share classes	2015	2014	2013	2012
Managed Risk Growth Fund	16%	22%	10%[6,8]
Managed Risk International Fund	15	22	6[6,8]
Managed Risk Blue Chip Income and Growth Fund	20	22	3[6,8]
Managed Risk Growth-Income Fund	11	28	2[6,8]
Managed Risk Asset Allocation Fund	3	3	3	—[8,10,11]

1 Based on average shares outstanding.

2 This column reflects the impact, if any, of certain reimbursements/waivers by Capital Research and Management Company. Capital Research and Management Company reimbursed certain expenses and waived a portion of investment advisory services for the managed risk funds.

3 Ratio reflects weighted average net expense ratio of the underlying fund for the period presented, which is unaudited. See Expense Example for further information regarding fees and expenses.

4 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

5 Amount less than $1 million.

6 For the period May 1, 2013, commencement of operations, through December 31, 2013.

7 Based on operations for the period shown and, accordingly, is not representative of a full year.

8 Not annualized.

9 Annualized.

10 Amount less than $.01.

11 For the period September 28, 2012, commencement of operations, through December 31, 2012.

American Funds Insurance Series — Managed Risk Funds / Prospectus     48

Notes

49     American Funds Insurance Series — Managed Risk Funds / Prospectus

Notes

American Funds Insurance Series — Managed Risk Funds / Prospectus     50

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INP1PRX-998-0516P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Prospectus Class P2 shares May 1, 2016

Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Blue Chip Income and Growth Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund

Summaries: Managed Risk Growth Fund 1 Managed Risk International Fund 6 Managed Risk Blue Chip Income and Growth Fund 11 Managed Risk Growth-Income Fund 16 Managed Risk Asset Allocation Fund 21

Investment objectives, strategies and risks 27

Information regarding the underlying funds 42

Management and organization 43

Purchases and redemptions of shares 45

Plan of distribution 46

Fund expenses 46

Investment results 46

Distributions and taxes 46

Financial highlights 47

Neither the U.S. Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Managed Risk Growth Fund

Investment objective

The fund’s investment objective is to provide you with growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.39
Acquired (underlying) fund fees and expenses	0.32
Total annual fund operating expenses	1.11
Fee waiver and/or expense reimbursement*	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.95

* The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$97	$337	$596	$1,337

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal investment strategies

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Growth FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with growth of capital. The underlying fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The underlying fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

1     American Funds Insurance Series — Managed Risk Funds / Prospectus

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.
American Funds Insurance Series — Managed Risk Funds / Prospectus     2

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

3     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investment results

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth Funds Index and the Lipper Capital Appreciation Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime
Fund (inception date – 5/1/13)	0.71%	6.33%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.40
Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.15	12.78
Lipper Capital Appreciation Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.74	11.96

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

American Funds Insurance Series — Managed Risk Funds / Prospectus     4

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser

Alan N. Berro President	3 years	Partner – Capital World Investors
James R. Mulally	3 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser

Adam Schenck	3 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser

Gregory D. Johnson	9 years	Partner – Capital World Investors
Michael T. Kerr	11 years	Partner – Capital World Investors
Ronald B. Morrow	13 years	Partner – Capital World Investors
Andraz Razen	3 years	Partner – Capital World Investors
Martin Romo	Less than 1 year	Partner – Capital World Investors
Alan J. Wilson	2 years	Partner – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

5     American Funds Insurance Series — Managed Risk Funds / Prospectus

Managed Risk International Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.40
Acquired (underlying) fund fees and expenses	0.50
Total annual fund operating expenses	1.30
Fee waiver and/or expense reimbursement*	0.17
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.13

* The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$115	$395	$696	$1,553

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series International FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with long-term growth of capital. The underlying fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

American Funds Insurance Series — Managed Risk Funds / Prospectus     6

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

7     American Funds Insurance Series — Managed Risk Funds / Prospectus

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series — Managed Risk Funds / Prospectus     8

Investment results

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime
Fund (inception date – 5/1/13)	–6.52%	–1.48%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–5.66	–0.75
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.34	2.50

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

9     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser

Alan N. Berro President	3 years	Partner – Capital World Investors
James R. Mulally	3 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser

Adam Schenck	3 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser

Sung Lee Vice President	10 years	Partner – Capital Research Global Investors
L. Alfonso Barroso	7 years	Partner – Capital Research Global Investors
Jesper Lyckeus	9 years	Partner – Capital Research Global Investors
Christopher Thomsen	10 years	Partner – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Managed Risk Funds / Prospectus     10

Managed Risk Blue Chip Income and Growth Fund

Investment objectives

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.39
Acquired (underlying) fund fees and expenses	0.39
Total annual fund operating expenses	1.18
Fee waiver and/or expense reimbursement*	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.02

* The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$104	$359	$634	$1,418

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal investment strategies

The fund pursues its investment objectives by investing in shares of an underlying fund, the American Funds Insurance Series Blue Chip Income and Growth FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts. Under normal market conditions, the fund invests at least 80% of its assets in the underlying fund.

The investment objectives of the underlying fund, which is designed for investors seeking both income and capital appreciation, are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Under normal market conditions, the underlying fund invests at least 90% of its assets in equity securities, and the underlying fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The underlying fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The underlying fund’s investment adviser considers these types of investments to be “blue chip” stocks. However, the underlying fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield on U.S. stocks, the underlying fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s

11     American Funds Insurance Series — Managed Risk Funds / Prospectus

portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

American Funds Insurance Series — Managed Risk Funds / Prospectus     12

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

13     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investment results

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime
Fund (inception date – 5/1/13)	–7.43%	4.38%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.40
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.61	8.00

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

American Funds Insurance Series — Managed Risk Funds / Prospectus     14

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser

Alan N. Berro President	3 years	Partner – Capital World Investors
James R. Mulally	3 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser

Adam Schenck	3 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser

Christopher D. Buchbinder	9 years	Partner – Capital Research Global Investors
James B. Lovelace	9 years	Partner – Capital Research Global Investors
James Terrile	4 years	Partner – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

15     American Funds Insurance Series — Managed Risk Funds / Prospectus

Managed Risk Growth-Income Fund

Investment objectives

The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.39
Acquired (underlying) fund fees and expenses	0.27
Total annual fund operating expenses	1.06
Fee waiver and/or expense reimbursement*	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.90

* The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$92	$321	$569	$1,280

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal investment strategies

The fund pursues its investment objectives by investing in shares of an underlying fund, the American Funds Insurance Series Growth-Income FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both capital appreciation and income, are to achieve long-term growth of capital and income. The underlying fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The underlying fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

American Funds Insurance Series — Managed Risk Funds / Prospectus     16

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

17     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series — Managed Risk Funds / Prospectus     18

Investment results

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime
Fund (inception date – 5/1/13)	–3.64%	5.98%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	12.40
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	–1.61	8.00

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

19     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	3 years	Partner – Capital World Investors
James R. Mulally	3 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	3 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	11 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	11 years	Partner – Capital International Investors
J. Blair Frank	10 years	Partner – Capital Research Global Investors
Claudia P. Huntington	22 years	Partner – Capital Research Global Investors
William L. Robbins	4 years	Partner – Capital International Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Managed Risk Funds / Prospectus     20

Managed Risk Asset Allocation Fund

Investment objective

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.29
Acquired (underlying) fund fees and expenses	0.27
Total annual fund operating expenses	0.96
Fee waiver and/or expense reimbursement*	0.06
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.90

* The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$92	$300	$525	$1,172

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal investment strategies

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2015, the fund was approximately 66% invested in equity securities, 24% invested in debt securities and 10% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

21     American Funds Insurance Series — Managed Risk Funds / Prospectus

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

American Funds Insurance Series — Managed Risk Funds / Prospectus     22

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

23     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series — Managed Risk Funds / Prospectus     24

Investment results

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% S&P/Barclays Index is a composite blend of 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the underlying fund may invest. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	Lifetime
Fund (inception date – 9/28/12)	–1.07%	6.89%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.38	13.72
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	0.55	1.39
60%/40% S&P/Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.28	8.78

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

25     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser

Alan N. Berro President	4 years	Partner – Capital World Investors
James R. Mulally	4 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser

Adam Schenck	4 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser

Alan N. Berro President	16 years	Partner – Capital World Investors
J. David Carpenter	3 years	Partner – Capital World Investors
David A. Daigle	7 years	Partner – Capital Fixed Income Investors
Jeffrey T. Lager	9 years	Partner – Capital World Investors
James R. Mulally	10 years	Partner – Capital Fixed Income Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Managed Risk Funds / Prospectus     26

Investment objectives, strategies and risks

Managed Risk Growth Fund

The fund’s investment objective is to provide you with growth of capital while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Growth Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with growth of capital. The underlying fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The underlying fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. The underlying fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible funds.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

27     American Funds Insurance Series — Managed Risk Funds / Prospectus

The fund or the underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

The following are certain risks associated with the fund’s investment strategies.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult

American Funds Insurance Series — Managed Risk Funds / Prospectus     28

to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth Funds Index is an equally weighted index of growth funds, as defined by each fund’s related prospectus. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes. The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in both Lipper indexes include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

29     American Funds Insurance Series — Managed Risk Funds / Prospectus

Managed Risk International Fund

The fund’s investment objective is to provide you with long-term growth of capital while seeking to manage volatility and provide downside protection.While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series International Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with long-term growth of capital. The underlying fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. The underlying fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the underlying fund may obtain exposure to equity investments in local markets. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

American Funds Insurance Series — Managed Risk Funds / Prospectus     30

The fund or the underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

The following are certain risks associated with the fund’s investment strategies.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

31     American Funds Insurance Series — Managed Risk Funds / Prospectus

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Insurance Series — Managed Risk Funds / Prospectus     32

Managed Risk Blue Chip Income and Growth Fund

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Blue Chip Income and Growth Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both income and capital appreciation, are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Under normal market conditions, the underlying fund invests at least 90% of its assets in equity securities, and the underlying fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The underlying fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The underlying fund’s investment adviser considers these types of investments to be “blue chip” stocks. However, the underlying fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield on U.S. stocks, the underlying fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

33     American Funds Insurance Series — Managed Risk Funds / Prospectus

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

The fund or the underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

The following are certain risks associated with the fund’s investment strategies.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or

American Funds Insurance Series — Managed Risk Funds / Prospectus     34

generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Managed Risk Growth-Income Fund

The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Growth-Income Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both capital appreciation and income, are to achieve long-term growth of capital and income. The underlying fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

35     American Funds Insurance Series — Managed Risk Funds / Prospectus

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

The fund or the underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

American Funds Insurance Series — Managed Risk Funds / Prospectus     36

The following are certain risks associated with the fund’s investment strategies.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

37     American Funds Insurance Series — Managed Risk Funds / Prospectus

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Insurance Series — Managed Risk Funds / Prospectus     38

Managed Risk Asset Allocation Fund

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2015, the fund was approximately 66% invested in equity securities, 24% invested in debt securities and 10% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and

39     American Funds Insurance Series — Managed Risk Funds / Prospectus

subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

The fund or the underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

The following are certain risks associated with the fund’s investment strategies.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

American Funds Insurance Series — Managed Risk Funds / Prospectus     40

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the underlying fund. To the extent the underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign

41     American Funds Insurance Series — Managed Risk Funds / Prospectus

taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Asset allocation — The underlying fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% S&P/Barclays Index blends the S&P 500 Index with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

Information regarding the underlying funds

For additional and more current information regarding the underlying funds, investors should read the current prospectus of the applicable underlying funds. Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds’ respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series — Managed Risk Funds / Prospectus     42

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including each of the underlying funds and the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. The estimated total management fee to be paid by each fund for the previous fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2015.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

43     American Funds Insurance Series — Managed Risk Funds / Prospectus

Portfolio management for the funds Capital Research and Management Company is the investment adviser to the funds and the underlying funds. The investment adviser is responsible for the management of the funds and, subject to the review and approval of the Series’ board of trustees, the selection of the subadviser to the funds, the monitoring and oversight of any such subadviser and the implementation of policies and procedures reasonably designed to ensure that such subadviser complies with the funds’ respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the subadviser to the funds with respect to the management of the funds’ managed risk strategies.

The table below shows the investment experience and role in management for each of the investment adviser’s investment professionals primarily responsible for management of the funds.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds

Alan N. Berro President	Investment professional for 30 years in total; 25 years with Capital Research and Management Company or affiliate	4 years	Serves as a portfolio manager
James R. Mulally	Investment professional for 40 years in total; 36 years with Capital Research and Management Company or affiliate	4 years	Serves as a portfolio manager

The table below shows the investment experience and role in management for the subadviser’s investment professional primarily responsible for the management of the funds’ managed risk strategies.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds

Adam Schenck	Investment professional for 11 years, all with Milliman Financial Risk Management LLC or affiliate	4 years	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of each underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed-income portfolio managers are informed by the investment themes discussed by the group.

American Funds Insurance Series — Managed Risk Funds / Prospectus     44

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

45     American Funds Insurance Series — Managed Risk Funds / Prospectus

Valuing shares The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying funds in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The underlying funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plan of distribution

The Series has adopted a plan of distribution for Class P2 shares under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .50%, and the Series’ board of trustees has authorized payments of .25% for Class P2 shares. The estimated distribution fees expected to be paid by each fund, as a percentage of average net assets, are indicated in this prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of each fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class P2 shares.

Fund expenses

In periods of market volatility, assets of the funds and/or the applicable underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

Each fund will invest in Class 1 shares of the applicable underlying fund. Accordingly, fees and expenses of the underlying fund reflect current expenses of the Class 1 shares of the underlying fund. The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee provided by the insurance companies that include the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Investment results

All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes

Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

American Funds Insurance Series — Managed Risk Funds / Prospectus     46

Financial highlights

The Financial Highlights table is intended to help you understand a fund’s results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers[2]	Net effective expense ratio[2,3]	Ratio of net income to average net assets[2]
Managed Risk Growth Fund
Class P1:
12/31/15	$11.37	$.09	$.03	$.12	$ —	$ —	$ —	$11.49	1.06%[4]	—[5]	.53%[4]	.29%[4]	.63%[4]	.80%[4]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18[4]	—[5]	.50[4]	.32[4]	.65[4]	2.71[4]
12/31/13[6,7]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05[4,8]	—[5]	.88[4,8]	.25[4,8]	.58[4,8]	1.64[4,8]
Class P2:
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71	146.89		.66	1.00	.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77	79.87		.69	1.02	1.01
12/31/13[6,7]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94[4,8]	28	1.05[4,9]	.52[4,9]	.85[4,9]	1.69[4,9]
Managed Risk International Fund
Class P1:
12/31/15	$10.10	$.18	$(.80)	$(.62)	$ —[10]	$ —	$ —[10]	$ 9.48	(6.12)%[4]	—[5]	.45%[4]	.21%[4]	.72%[4]	1.75%[4]
12/31/14	10.82	.14	(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[4]	—[5]	.50[4]	.25[4]	.76[4]	1.33[4]
12/31/13[6,7]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08[4,8]	—[5]	1.05[4,9]	.23[4,8]	.73[4,8]	1.92[4,8]
Class P2:
12/31/15	10.09	.13	(.79)	(.66)	—[11]	—	—[11]	9.43	(6.52)	83.90		.66	1.17	1.30
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)	46.91		.67	1.18	1.51
12/31/13[6,7]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99[4,8]	17	1.19[4,8]	.44[4,8]	.94[4,8]	2.66[4,8]
Managed Risk Blue Chip Income and Growth Fund
Class P1:
12/31/15	$11.70	$.19	$(1.02)	$(.83)	$(.07)	$ —	$(.07)	$10.80	(7.07)%[4]	—[5]	.50%[4]	.27%[4]	.66%[4]	1.64%[4]
12/31/14	11.05	.40	.55	.95	(.30)	—	(.30)	11.70	8.58[4]	—[5]	.50[4]	.31[4]	.70[4]	3.43[4]
12/31/13[6,7]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16[4,8]	—[5]	.84[4,9]	.24[4,9]	.64[4,9]	2.80[4,9]
Class P2:
12/31/15	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137.89		.66	1.05	1.57
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10	98.88		.69	1.08	4.27
12/31/13[6,7]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05[4,8]	26	1.04[4,9]	.54[4,9]	.94[4,9]	3.91[4,9]

47     American Funds Insurance Series — Managed Risk Funds / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers[2]	Net effective expense ratio[2,3]	Ratio of net income to average net assets[2]
Managed Risk Growth-Income Fund
Class P1:
12/31/15	$11.67	$.25	$(.63)	$(.38)	$(.04)	$ —	$(.04)	$11.25	(3.27)%[4]	$ 1	.56%[4]	.31%[4]	.59%[4]	2.17%[4]
12/31/14	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85[4]	—[5]	.45[4]	.25[4]	.52[4]	2.94[4]
12/31/13[6,7]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15[4,8]	—[5]	.92[4,9]	.23[4,9]	.50[4,9]	2.01[4,9]
Class P2:
12/31/15	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122.89		.66	.94	1.04
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76.87		.69	.96	1.38
12/31/13[6,7]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04[4,8]	24	1.09[4,9]	.50[4,9]	.77[4,9]	2.73[4,9]
Managed Risk Asset Allocation Fund
Class P1:
12/31/15	$12.29	$.25	$(.34)	$ (.09)	$(.22)	$(.26)	$(.48)	$11.72	(.83)%	$ 712.54%		.40%	.68%	2.06%
12/31/14	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24	277.53		.48	.76	1.04
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82[5]	112	.55[4]	.47[4]	.75[4]	2.37[4]
12/31/12[7,11]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24[4,8]	—[5]	.15[4,9]	.07[4,9]	.37[4,9]	1.72[4,9]
Class P2:
12/31/15	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953.79		.66	.94	1.16
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91	1,780.79		.73	1.01	1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58[4]	795	.80[4]	.73[4]	1.01[4]	2.43[4]
12/31/12[7,11]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21[4,8]	—[5]	.24[4,9]	.11[4,9]	.41[4,9]	2.38[4,9]

	Period ended December 31
Portfolio turnover rate for all share classes	2015	2014	2013	2012
Managed Risk Growth Fund	16	22%	10%[6,14]
Managed Risk International Fund	15	22	6[6,14]
Managed Risk Blue Chip Income and Growth Fund	20	22	3[6,14]
Managed Risk Growth-Income Fund	11	28	2[6,14]
Managed Risk Asset Allocation Fund	3	3	3	—6.15,17

1 Based on average shares outstanding.

2 This column reflects the impact, if any, of certain reimbursements/waivers by Capital Research and Management Company. Capital Research and Management Company reimbursed certain expenses and waived a portion of investment advisory services for the managed risk funds.

3 Ratio reflects weighted average net expense ratio of the underlying fund for the period presented, which is unaudited. See Expense Example for further information regarding fees and expenses.

4 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

5 Amount less than $1 million.

6 For the period May 1, 2013, commencement of operations, through December 31, 2013.

7 Based on operations for the period shown and, accordingly, is not representative of a full year.

8 Not annualized.

9 Annualized.

10 Amount less than $.01.

11 For the period September 28, 2012, commencement of operations, through December 31, 2012.

American Funds Insurance Series — Managed Risk Funds / Prospectus     48

Notes

49     American Funds Insurance Series — Managed Risk Funds / Prospectus

Notes

American Funds Insurance Series — Managed Risk Funds / Prospectus     50

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INP2PRX-998-0516P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series®

Part B
Statement of Additional Information

May 1, 2016

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”) dated May 1, 2016 for the funds listed below. Except where the context indicates otherwise, all references herein to the “fund“ apply to each of the funds listed below. You may obtain a prospectus for the funds from your financial adviser, by calling American Funds Service Company® at (800) 421-4225 or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Class P1 and P2 shares of:
Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Blue Chip Income and Growth Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund

American Funds Insurance Series – Managed Risk Funds — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Managed Risk Growth Fund

· The fund pursues its investment objective by:

· investing in shares of American Funds Insurance Series – Growth Fund (the “Growth Fund”),

· while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

· The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

· The fund will also hold cash, cash equivalents and/or money market fund shares.

· The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Growth Fund, the fund’s underlying fund:

General

· The Growth Fund invests at least 65% of its assets in common stocks.

Investing outside the U.S.

· The Growth Fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the Growth Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

American Funds Insurance Series – Managed Risk Funds — Page 2

Debt instruments

· The Growth Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations (NRSROs) designated by the Growth Fund or unrated but determined to be of equivalent quality by the Growth Fund’s investment adviser. The Growth Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Growth Fund’s investment policies,

Managed Risk International Fund

· The fund pursues its investment objective by:

· investing in shares of American Funds Insurance Series – International Fund (the “International Fund”),

· while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

· The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

· The fund will also hold cash, cash equivalents and/or money market fund shares.

· The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the International Fund, the fund’s underlying fund:

General

· The International Fund invests at least 65% of its assets in common stocks of companies domiciled outside the United States.

Debt instruments

· The International Fund may invest up to 5% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the International Fund’s investment adviser. The International Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the International Fund's investment policies.

American Funds Insurance Series – Managed Risk Funds — Page 3

Investing outside the U.S.

·  In determining the domicile of an issuer, the International Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Managed Risk Blue Chip Income and Growth Fund

· The fund pursues its investment objectives by:

· investing in shares of American Funds Insurance Series – Blue Chip Income and Growth Fund (the “Blue Chip Fund”),

· while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

· The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

· The fund will also hold cash, cash equivalents and/or money market fund shares.

· The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Blue Chip Fund, the fund’s underlying fund:

General

· The Blue Chip Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Equity securities

· The Blue Chip Fund primarily invests in common stocks of larger U.S.-based companies (those with market capitalizations of $4.0 billion and above).

· The Blue Chip Fund ordinarily invests at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).

· The Blue Chip Fund ordinarily invests at least 90% of equity assets in the stock of companies that pay regular dividends.

· The Blue Chip Fund ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

American Funds Insurance Series – Managed Risk Funds — Page 4

· The Blue Chip Fund will not invest in private placements of stock of companies.

· The Blue Chip Fund invests, under normal market conditions, at least 90% of its assets in equity securities.

Investing outside the U.S.

· The Blue Chip Fund may invest up to 10% of assets in equity securities of larger non-U.S. companies so long as they are listed or traded in the United States.

·  In determining the domicile of an issuer, the Blue Chip Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Managed Risk Growth-Income Fund

· The fund pursues its investment objectives by:

· investing in shares of American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”),

· while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

· The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

· The fund will also hold cash, cash equivalents and/or money market fund shares.

· The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Growth-Income Fund, the fund’s underlying fund:

General

· The Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Investing outside the U.S.

· The Growth-Income Fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

American Funds Insurance Series – Managed Risk Funds — Page 5

·  In determining the domicile of an issuer, the Growth-Income Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The Growth-Income Fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the Growth-Income Fund's investment adviser. The Growth-Income Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Growth-Income Fund's investment policies.

Managed Risk Asset Allocation Fund

· The fund pursues its investment objective by:

· investing in shares of American Funds Insurance Series – Asset Allocation Fund (the “Asset Allocation Fund”),

· while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

· The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant and sustained market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

· The fund will also hold cash, cash equivalents and/or money market fund shares.

· The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Asset Allocation Fund, the fund’s underlying fund:

General

· Under normal market conditions, the Asset Allocation Fund generally invests 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments and cash.

American Funds Insurance Series – Managed Risk Funds — Page 6

Debt instruments

· Up to 25% of the Asset Allocation Fund’s debt assets may be invested in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the Asset Allocation Fund's investment adviser. The Asset Allocation Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Asset Allocation Fund's investment policies.

Investing outside the U.S.

· The Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States.

· The Asset Allocation Fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the Asset Allocation Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

American Funds Insurance Series – Managed Risk Funds — Page 7

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks” which provides information about the funds and the underlying funds.

The fund

The following descriptions of securities and techniques apply to the fund.

Futures — The underlying fund may enter into futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by

American Funds Insurance Series – Managed Risk Funds — Page 8

offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

American Funds Insurance Series – Managed Risk Funds — Page 9

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The gross returns to be exchanged or 'swapped' between the parties are calculated with respect to a notional amount — for example, the return on or increase in value of a particular dollar amount invested at a particular interest rate. The notional amount of the swap agreement is only used to calculate the amount of the obligations the parties to a swap agreement have agreed to exchange. The fund's obligations or rights under a swap agreement will be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement, and not the notional amount. For exchange traded swaps, the fund would be under the same obligations to post initial and variation margin and to segregate assets as with exchange traded futures. However, the amount of initial and variation margin is generally set by the exchanges on which the contracts are traded, so the amount of any such margin could be more or less than the amount required for exchange traded futures.

Currently the swaps market is largely an over-the-counter market with swap agreements made directly between two counterparties. The fund does not intend to use over-the-counter swaps. However, current government regulation is intended to move a substantial portion of the market for swaps to an exchange traded swaps market. If, in the judgment of the fund's investment adviser and the subadviser, the exchange traded swaps market becomes similar in depth and substance to that of the exchange traded futures market, the subadviser may use exchange traded swaps to seek to hedge interest rate risk. In such a market the operational aspects and risks of investing in exchange traded swaps will be substantially similar to those of investing in exchange traded futures.

Short positions — The fund may take short positions in exchange-traded futures contracts or other investments to attempt to offset potential declines in the value of securities held by the underlying fund. The subadviser selects individual futures contracts on equity indexes of U.S. markets and markets outside the United States that it believes are correlated to the underlying fund’s equity exposure. A short position in a futures contract is a transaction in which the fund enters into a futures contract or other investment in anticipation that the market price of that futures contract or other investment will decline due to a decline in the underlying index.

If the price of the futures contract or other investment “sold” short increases between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will incur a loss. Since the value of the underlying equity index to a futures contract or other investment could theoretically continually increase the amount of losses are potentially unlimited. If the price of the futures contract or other investment sold declines between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will realize a gain. The successful use of short positions by the fund may be adversely affected by imperfect correlation between the securities of the underlying fund being hedged and the underlying indexes of the futures contracts.

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Cash and cash equivalents — The fund may hold cash or invest in cash equivalents, including shares of money market funds. Cash equivalents also include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less. The fund may hold shares of money market funds in its cash position that are advised by the fund’s investment adviser and/or by an affiliate of the fund’s custodian.

The fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the investment adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. government securities and related repurchase agreements. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

Borrowing — The fund is authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits the fund to borrow up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time securities are purchased and thereafter. The fund may set up a line of credit with a lender and from time to time borrow against such line of credit to facilitate the process of posting margins or funding redemptions. The fund may pledge assets to secure such borrowings. Borrowing results in interest expense and other fees and expenses for the fund which may impact the fund’s net expenses. The costs of borrowing may reduce the fund’s investment results.

Regulatory considerations — In February 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject the adviser of a registered investment company to registration with the CFTC as a commodity pool operator (“CPO”) under certain conditions. The investment adviser has registered as a CPO and adopted certain policies and procedures and implemented certain changes to operational aspects of the fund in order to be in compliance with CFTC rules and regulations.

In August 2013, the CFTC adopted amendments to its rules that permit a CPO of a registered investment company commodity pool to satisfy applicable CFTC rule requirements by complying with certain SEC rule requirements. The investment adviser has claimed the relief necessary to take advantage of the CFTC’s approach of permitting substituted compliance with SEC rule requirements. As a registered CPO, the investment adviser is subject to additional requirements that are not addressed by substituted compliance with SEC rules.

Compliance with these additional registration and regulatory requirements may increase the fund’s expenses.

Nondiversification — The fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer than a diversified investment company. The fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject

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to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund and the underlying fund have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to a fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to a fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render a fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund, the underlying fund and their investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s or the underlying fund’s third-party service providers (including, but not limited to, a fund’s investment adviser, subadviser, transfer agent, custodian, administrators and other financial intermediaries, as applicable) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund, the underlying fund and their respective shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that a fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as a fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the underlying fund invests, which may cause the underlying fund’s investments in such issuers to lose value.

The underlying fund

The following descriptions of securities and techniques apply to the Growth Fund, the International Fund, the Blue Chip Fund, the Growth-Income Fund and the Asset Allocation Fund (collectively, the “underlying funds”). Except where the context indicates otherwise, all references herein to the “underlying fund” apply to each of the underlying funds.

Equity securities — The underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the underlying fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can

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be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the underlying fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by the underlying fund may involve large price swings and potential for loss. To the extent the underlying fund invests in income-oriented, equity-type securities, income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Debt instruments — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by

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governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the underlying fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the underlying fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the underlying fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the underlying fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the underlying fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or

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prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by a certain fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible or contingent capital securities are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the

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occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, where the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital levels below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of an issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Investing in smaller capitalization stocks — The underlying fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of $4.0 billion and below at the time of purchase). Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. The underlying fund determines relative market capitalizations using U.S. standards. Accordingly, the underlying fund's investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Investing in private companies — The underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the underlying fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer the underlying fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact revenues. To the extent the fund invests in

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securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the underlying fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the underlying fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the underlying fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the underlying fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a

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country could impose new or additional repatriation restrictions after the underlying fund’s investment. If this happened, the underlying fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the underlying fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the underlying fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the underlying fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the underlying fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the underlying fund to suffer a loss. The underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.

Insufficient market information — The underlying fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the underlying fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the underlying fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the underlying fund varies among developing countries and, in some cases, is comparatively high. In addition,

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developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the underlying fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The underlying fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

Investing through Stock Connect — The underlying fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange (“SSE”) through the Shanghai-Hong Kong Stock Connect Program (“Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Stock Exchange of Hong Kong, the SSE and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Investors through Stock Connect are subject to PRC regulations and SSE listing rules, among others. These could include limitations on trading or suspension of trading. These regulations are relatively new, untested and subject to changes which could adversely impact the underlying fund’s rights with respect to the securities. As Stock Connect is new there are no assurances that the necessary systems to run the program will function properly.

Stock Connect is subject to aggregate and daily quota limitations on purchases and the underlying fund may experience delays in transacting via Stock Connect. Once the daily quota is reached, the remaining orders for that day are rejected. A-shares obtained on Stock Connect may only be sold, purchased or otherwise transferred through Stock Connect. Stock Connect only operates when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets for the corresponding settlement dates. The underlying fund’s shares are held in an omnibus account and registered in nominee name. The underlying fund may have additional risks relating to investments in China, for example, through purchases of H shares of Chinese companies listed on the Hong Kong Exchange or as a Qualified Foreign Institutional Investor (“QFII”) purchasing A shares in China. Please see the sections on risks relating to investing outside of the United States and risks of investing in emerging markets for further information.

Currency transactions — The fund and the underlying fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). In addition, the fund and the underlying fund may enter into forward currency contracts to protect against changes in currency exchange rates. The fund and the underlying fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

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Generally, the fund and the underlying fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s or an underlying fund’s commitment increases because of changes in exchange rates, the fund or the underlying fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. Each of the fund and the underlying fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. In addition, the fund and the underlying fund may use foreign currency contracts in order to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Entering into forward currency transactions may change the fund’s or the underlying fund’s exposure to currency exchange rates and could result in losses to the fund or the underlying fund if currencies do not perform as expected by the investment adviser. For example, if the investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, that fund may incur a loss. Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund or the underlying fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The fund and the underlying fund will segregate liquid assets that will be marked to market daily to meet their forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund or an underlying fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund or an underlying fund.

Forward commitment, when issued and delayed delivery transactions — The underlying fund may enter into commitments to purchase or sell securities at a future date. When the underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the underlying fund could miss a favorable price or yield opportunity, or could experience a loss.

The underlying fund may enter into roll transactions, such as a mortgage dollar roll where the underlying fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the underlying fund forgoes principal and interest paid on the mortgage-backed securities. The underlying fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The underlying fund could suffer a loss if the contracting party fails to perform the future transaction and the underlying fund is therefore unable to buy back the mortgage-backed securities it initially sold. The underlying fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the underlying fund’s portfolio turnover rate.

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With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The underlying fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the underlying fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund’s portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the underlying fund may sell such securities.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as

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conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the underlying fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the underlying fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The underlying fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased

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investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the underlying fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the underlying fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the underlying fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective

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maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and rights — Warrants and rights may be acquired by certain funds in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed-income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Certain funds may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

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Inflation linked bonds — The underlying fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation linked securities. There can be no assurance, however, that the value of inflation linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill

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and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

4(2) commercial paper — The underlying fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act. 4(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the 1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the underlying fund’s board of trustees.

Restricted or illiquid securities — The fund and the underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some underlying fund holdings (including some restricted securities) may be deemed illiquid if they cannot be sold in the ordinary course of business at approximately the price at which the underlying fund values them. The determination of whether a holding is considered liquid or illiquid is made by the Series’ adviser under procedures adopted by the Series’ board. The Series’ adviser makes this determination based on factors it deems relevant, such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The underlying fund may incur significant additional costs in disposing of illiquid securities. If the underlying fund holds more than 15% of its net assets in illiquid assets due to appreciation of illiquid securities, the depreciation of liquid securities or changes in market conditions, the underlying fund will seek over time to increase its investments in liquid securities to the extent practicable.

Loan assignments and participations — The underlying fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the underlying fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the

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company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the underlying fund is committed to advance additional funds, the underlying fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the underlying fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The underlying fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the underlying fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The underlying fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the underlying fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the underlying fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the underlying fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

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Investments in loan participations and assignments present the possibility that the underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The underlying fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Derivatives — In pursuing its investment objective, the underlying fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described above under “Currency transactions,” the underlying fund may take positions in futures contracts, interest rate swaps and credit default swap indices, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the underlying fund as a result of the failure of the underlying fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a derivative instrument may result in losses. Further, if the underlying fund’s counterparty were to default on its obligations, the underlying fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the underlying fund’s rights as a creditor and delay or impede the underlying fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which the underlying fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the underlying fund’s other investments, the ability of the underlying fund to successfully utilize such derivative instruments may depend in part upon the ability of the underlying fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the underlying fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the underlying fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the underlying fund could be exposed to the risk of loss.

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Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the underlying fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the underlying fund’s derivative positions, the underlying fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the underlying fund.

Because certain derivative instruments may obligate the underlying fund to make one or more potential future payments, which could significantly exceed the value of the underlying fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the underlying fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the underlying fund’s investment in the instrument. When the underlying fund leverages its portfolio, investments in that underlying fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable regulatory requirements, the underlying fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the underlying fund’s portfolio. Because the underlying fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the underlying fund’s investments in such derivatives may also require the underlying fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

Futures — The underlying fund may enter into futures contracts to seek to manage the underlying fund’s interest rate sensitivity by increasing or decreasing the duration of the underlying fund or a portion of the underlying fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the underlying fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the underlying fund purchases or sells a security, such as a stock or bond, no price is paid or received by the underlying fund upon the purchase or sale of a futures contract. When the underlying fund enters into a futures contract, the underlying fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the underlying fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the underlying fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the underlying fund but is instead a settlement between the underlying fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the underlying fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the underlying fund, the underlying fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in

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losses to the underlying fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the underlying fund.

When the underlying fund invests in futures contracts and deposits margin with an FCM, the underlying fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the underlying fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the underlying fund realizes a gain; if it is more, the underlying fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the underlying fund realizes a gain; if it is less, the underlying fund realizes a loss.

The underlying fund is generally required to segregate liquid assets equivalent to the underlying fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the underlying fund will segregate or earmark liquid assets in an amount equal to the contract price the underlying fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the underlying fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the underlying fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the underlying fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the underlying fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the underlying fund may be able to utilize these contracts to a greater extent than if the underlying fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the underlying fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the underlying fund’s portfolio. However, segregation of liquid

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assets will not limit the underlying fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the underlying fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the underlying fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the underlying fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the underlying fund had purchased the reference asset directly. When the underlying fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the underlying fund may be prevented from promptly liquidating unfavorable futures positions and the underlying fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the underlying fund to substantial losses. Additionally, the underlying fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the underlying fund would remain obligated to meet margin requirements until the position is cleared. As a result, the underlying fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the underlying fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the underlying fund by increasing or decreasing the duration of the underlying fund or a portion of the underlying fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the underlying fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The underlying fund will generally segregate assets with a daily value at least equal to the excess, if any, of the underlying fund’s accrued obligations

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under the swap agreement over the accrued amount the underlying fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the underlying fund’s investment adviser. To the extent the underlying fund enters into bilaterally negotiated swap transactions, the underlying fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the underlying fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the underlying fund may invest in credit default swap indices (“CDXs”). A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The underlying fund may enter into a CDX transaction as either protection buyer or protection seller. If the underlying fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the underlying fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the underlying fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the underlying fund, coupled with the periodic payments previously received by the underlying fund, may be less than the full notional value that the underlying fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the underlying fund. Furthermore, as a protection seller, the underlying fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDX, like all other swap agreements, is subject to certain risks, including the risk that the underlying fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the underlying fund might have may be subject to applicable bankruptcy laws, which could delay or limit the underlying fund’s recovery. Thus, if the underlying fund’s counterparty to a CDX transaction defaults on its obligation to make payments thereunder, the underlying fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDX transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to

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each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when the underlying fund invests in a CDX as a protection seller, the underlying fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the underlying fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDX is based, the investment could result in losses to the underlying fund.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, the underlying fund’s obligations under a CDX agreement will be accrued daily and, where applicable, offset against any amounts owing to the underlying fund. In connection with CDX transactions in which the underlying fund acts as protection buyer, the underlying fund will segregate liquid assets, or enter into offsetting positions, with a value at least equal to the underlying fund’s exposure (i.e., any accrued but unpaid net amounts owed by the underlying fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the underlying fund acts as protection seller, the underlying fund will segregate liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the underlying fund has assets available to satisfy its obligations with respect to CDX transactions and to limit any potential leveraging of the underlying fund’s portfolio. However, segregation of liquid assets will not limit the underlying fund’s exposure to loss. To maintain this required margin, the underlying fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the underlying fund’s ability to otherwise invest those assets in other securities or instruments.

Repurchase agreements — The underlying fund may enter into repurchase agreements under which the underlying fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the underlying fund that is collateralized by the security purchased. Repurchase agreements permit the underlying fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. The underlying fund will only enter into repurchase agreements involving securities of the type in which they could otherwise invest. If the seller under the repurchase agreement defaults, the underlying fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the underlying fund may be delayed or limited.

Cash and cash equivalents — The underlying fund may also hold cash or invest in cash equivalents.

The underlying fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the investment adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. government securities and related repurchase agreements. There is no limit on the extent to which the underlying fund may take temporary defensive measures. In taking such measures, the underlying fund may fail to achieve its investment objective.

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Investments in registered open-end investment companies and unit investment trusts — The underlying fund may not acquire securities of open-end investment companies or investment unit trusts registered under the Investment Company Act of 1940 in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act.

* * * * * *

Portfolio turnover — High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio was replaced once per year. The following table sets forth the portfolio turnover rates for each fund for the fiscal years ended December 31, 2015 and 2014:

	Fiscal year	Portfolio turnover rate
Managed Risk Growth Fund	2015 2014	16% 22
Managed Risk International Fund	2015 2014	15 22
Managed Risk Blue Chip Income and Growth Fund	2015 2014	20 22
Managed Risk Growth-Income Fund	2015 2014	11 28
Managed Risk Asset Allocation Fund	2015 2014	3 3

See “Financial Highlights” in the prospectus for each fund’s annual portfolio turnover rates.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to the fund (please also see “Additional information about fundamental policies” below):

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

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Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time securities are purchased and thereafter.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including short positions in financial instruments, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations, money market instruments and repurchase agreements.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. For purposes of calculating compliance with restrictions on industry concentrations, the fund will look through to the securities held by the underlying fund in which it invests. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. The fund does not consider futures contracts to be an industry for these purposes. The fund may, however, invest substantially all of its assets in one or more investment companies managed by Capital Research and Management Company.

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Management of the Series

Board of trustees and officers

Independent trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

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Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2009)	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 1947 Trustee (2010)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation Former director of Quiksilver, Inc. (until 2014)	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA
Leonard R. Fuller, 1946 Trustee (1999)	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None	· Former partner, public accounting firm · Financial management consulting · Service on advisory and trustee boards for municipal, educational and nonprofit organizations · MBA

American Funds Insurance Series – Managed Risk Funds — Page 38

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive) (2010)	Private investor	83	The Swiss Helvetia Fund, Inc. Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 1958 Trustee (2007)	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

Laurel B. Mitchell, PhD, 1955 Trustee (2010)	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None

· Professor at multiple universities

· Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

· Experience in corporate management and public accounting

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· PhD, accounting

· Formerly licensed as CPA

American Funds Insurance Series – Managed Risk Funds — Page 39

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Frank M. Sanchez, 1943 Trustee (2010)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None	· Senior academic leadership position · Corporate board experience · Service on advisory and trustee boards for charitable and nonprofit organizations · PhD, education administration and finance
Margaret Spellings, 1957 Trustee (2010)	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc. Former director of Apollo Education Group, Inc. (until 2013)

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, PhD, 1949 Trustee (2010)	President and University Professor, The University of Tulsa	80	None	· Senior academic leadership positions for multiple universities · Service on advisory and trustee boards for educational and nonprofit organizations · PhD, anthropology

American Funds Insurance Series – Managed Risk Funds — Page 40

Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the Series’ service providers also permit the interested trustees to make a significant contribution to the Series’ board.

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Donald D. O’Neal, 1960 Vice Chairman of the Board (1998)	Partner – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	31	None

Other officers5

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 1960 President (1998)	Partner – Capital World Investors, Capital Research and Management Company
Michael J. Downer, 1955 Executive Vice President (1991)	Director, Senior Vice President and Secretary, Capital Research and Management Company; Chairman of the Board, Capital Bank and Trust Company*
Abner D. Goldstine, 1929 Senior Vice President (1993)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
John H. Smet, 1956 Senior Vice President (1994)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Martin Jacobs, 1962 Vice President (2016)	Partner – Capital World Investors, Capital Research and Management Company
Carl M. Kawaja, 1964 Vice President (2008)	Partner – Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Director, Capital International Asset Management (Canada), Inc.*
Sung Lee, 1966 Vice President (2008)	Partner – Capital Research Global Investors, Capital International, Inc.*
Maria T. Manotok, 1974 Vice President (2012)	Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company
S. Keiko McKibben, 1969 Vice President (2010)	Partner – Capital Research Global Investors, Capital Research and Management Company
Renaud H. Samyn, 1974 Vice President (2010)	Partner – Capital Research Global Investors, Capital International, Inc.*

American Funds Insurance Series – Managed Risk Funds — Page 41

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Dylan Yolles, 1969 Vice President (2012)	Partner – Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer (2008)	Vice President - Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2015)	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer (2010)	Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2 Trustees and officers of the Series serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the funds within the meaning of the 1940 Act, on the basis of his or her affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.

5 All of the officers listed, with the exception of Martin Jacobs, S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

American Funds Insurance Series – Managed Risk Funds — Page 42

Fund shares owned by trustees as of December 31, 2015:

Name	Dollar range[1] of fund shares owned[3]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1] of independent trustees deferred compensation[4] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[4] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	None	Over $100,000	N/A5	$10,001 – $50,000
James G. Ellis	None	Over $100,000	N/A5	N/A
Leonard R. Fuller	None	$1 – $10,000	N/A5	Over $100,000
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Laurel B. Mitchell	None	Over $100,000	N/A5	$50,001 – $100,000
Frank M. Sanchez	None	$1 – $10,000	N/A5	N/A
Margaret Spellings	None	Over $100,000	N/A5	Over $100,000
Steadman Upham	None	Over $100,000	N/A5	Over $100,000

Name	Dollar range[1] of fund shares owned[2]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
Donald D. O’Neal	None	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2015, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.

4 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

5 The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

American Funds Insurance Series – Managed Risk Funds — Page 43

Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the Series” section in this statement of additional information, all other officers and trustees of the Series are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual fee, which ranges from $25,197 to $51,126, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2015:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault[2]	$106,307	$385,375
James G. Ellis	105,947	384,375
Leonard R. Fuller[2]	109,850	381,875
R. Clark Hooper	109,967	485,275
Merit E. Janow	95,053	355,375
Laurel B. Mitchell[2]	126,719	298,500
Frank M. Sanchez	122,762	287,500
Margaret Spellings[2]	88,052	364,375
Steadman Upham[2]	104,255	352,375

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2015 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the end of the 2015 fiscal year for participating trustees is as follows: William H. Baribault ($62,277), Leonard R. Fuller ($185,318), Laurel B. Mitchell ($58,081), Margaret Spellings ($101,137) and Steadman Upham ($456,859). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

American Funds Insurance Series – Managed Risk Funds — Page 44

Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the Series’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in the proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

The funds have Class P1 and Class P2 shares. Other funds in the Series have Class 1, Class 2, Class 3 and/or Class 4 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class P1 and P2 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plan adopted in connection with the distribution of Class P1 and P2. Class P1 and Class P2 shareholders have exclusive voting rights with respect to their respective Insurance Administrative Services Plans. Shares of each class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws, as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

American Funds Insurance Series – Managed Risk Funds — Page 45

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent counsel to the trustees and the fund.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor, transfer agent and subadviser. Each of these entities is responsible for specific portions of the Series’ operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of Leonard R. Fuller, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2015 fiscal year.

The Series has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2015 fiscal year.

The Series has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow and Margaret Spellings. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of

American Funds Insurance Series – Managed Risk Funds — Page 46

qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held three meetings during the 2015 fiscal year.

The independent board members of the Series have oversight responsibility for the Series and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of the Series in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the funds’ assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the funds’ investment objectives. Each committee reports to the full board of the Series.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds and other American Funds. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

In addition to our proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder

American Funds Insurance Series – Managed Risk Funds — Page 47

Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the Joint Proxy Committee of the American Funds (“JPC”), as appropriate.

The JPC is composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters. Members of the JPC also may be called upon to resolve voting conflicts involving funds co-managed by the investment adviser’s equity investment divisions and vote proxies when necessary as a result of regulatory requirements (see below for more information).

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with the American Funds organization, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

In cases where a fund is co-managed and a portfolio company is held by more than one of the investment adviser’s equity investment divisions, voting ties are resolved by one of the following methods. First, for those funds that have delegated tie-breaking authority to the investment adviser, the outcome will be determined by the equity investment division or divisions with the larger position in the portfolio company as of the record date for the shareholder meeting. For the remaining funds, members of the JPC representing those funds will determine the outcome based on a review of the same information provided to the relevant investment analysts, proxy coordinators and proxy committee members.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

American Funds Insurance Series – Managed Risk Funds — Page 48

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the Series to own beneficially, 5% or more of any class of a fund’s shares as of the opening of business on April 1, 2016. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Managed Risk Growth Fund

Name and address	Ownership	Ownership percentage
Modern Woodmen of America Rock Island, IL	Record	Class P1	60.42%
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class P1	20.11
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class P1 Class P2	19.48 94.59
Lincoln Life and Annuity of New York Omnibus Account Fort Wayne, IN	Record	Class P2	5.16

American Funds Insurance Series – Managed Risk Funds — Page 49

Managed Risk International Fund

Name and address	Ownership	Ownership percentage
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class P1	51.75%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class P1 Class P2	48.25 94.96

Managed Risk Blue Chip Income and Growth Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class P1 Class P2	54.24% 94.39
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class P1	45.76
Lincoln Life and Annuity of New York Omnibus Account Fort Wayne, IN	Record	Class P2	5.35

Managed Risk Growth-Income Fund

Name and address	Ownership	Ownership percentage
Modern Woodmen of America Rock Island, IL	Record	Class P1	84.42%
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class P1	12.94
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class P2	95.88

Managed Risk Asset Allocation Fund

Name and address	Ownership	Ownership percentage
SAST Protected Asset Allocation Portfolio Houston, TX	Record	Class P1	99.88%
Nationwide Variable Account Omnibus Account Columbus, OH	Record	Class P2	37.13
Forethought Life Insurance Company Omnibus Account Indianapolis, IN	Record	Class P2	28.97
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class P2	28.08

American Funds Insurance Series – Managed Risk Funds — Page 50

As of April 1, 2016, the officers and trustees of the Series, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

Investment adviser — Capital Research and Management Company, the Series’ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

The investment adviser has designed policies and procedures reasonably designed to ensure that the subadviser complies with the fund’s investment objective, strategies and restrictions and provides oversight and monitoring of the subadviser’s activities and compliance procedures.

Subadviser — Milliman Financial Risk Management LLC is the subadviser to the fund with respect to the managed risk strategy. Milliman Financial Risk Management LLC is a wholly owned subsidiary of Milliman, Inc. and is located at 71 South Wacker Drive, 31st Floor, Chicago, IL 60606.

Compensation of investment professionals — Portfolio managers and investment analysts of the investment adviser are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results for the underlying fund in which the fund invests, as well as qualitative considerations, such as an individual’s contribution to the organization, which would include service as a portfolio manager to the fund. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

Portfolio managers of the subadviser are paid competitive salaries by Milliman Financial Risk Management LLC. In addition, they may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s contributions to the organization and other factors.

Portfolio manager fund holdings and management of other accounts — Shares of the fund may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager’s need for variable annuity or variable life insurance contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other

American Funds Insurance Series – Managed Risk Funds — Page 51

considerations. The portfolio managers have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio managers may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of the Series’ most recently completed fiscal year are listed as follows:

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The following tables reflect information as of December 31, 2015:

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Managed Risk Growth Fund
Alan N. Berro	25	$241.1	None		None
James R. Mulally	8	$200.2	1	$0.03	None
Managed Risk International Fund
Alan N. Berro	25	$241.1	None		None
James R. Mulally	8	$200.2	1	$0.03	None
Managed Risk Blue Chip Income and Growth Fund
Alan N. Berro	25	$241.1	None		None
James R. Mulally	8	$200.2	1	$0.03	None
Managed Risk Growth-Income Fund
Alan N. Berro	25	$241.1	None		None
James R. Mulally	8	$200.2	1	$0.03	None
Managed Risk Asset Allocation Fund
Alan N. Berro	25	$238.5	None		None
James R. Mulally	8	$197.6	1	$0.03	None

1 Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC or account has an advisory fee that is based on the performance of the RIC or account.

2 Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.

3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)
Adam Schenck	28	$16.6	3	$0.4	None

American Funds Insurance Series – Managed Risk Funds — Page 53

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the Series and the investment adviser will continue in effect until January 31, 2017, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subadvisers approved by the Series’ board and the shareholders of each applicable fund. Any such subadviser will be paid solely by the investment adviser out of the investment adviser’s fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; fund accounting fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

Until December 31, 2015, as compensation for its services for the fund, the investment adviser received a monthly fee, accrued daily, calculated at the annual rate of .25% of average daily net assets. The investment adviser waived a portion of its investment advisory services fee for each share class of the fund. As a result of this waiver, the fees which were equivalent to an annualized rate of .25% of average daily net assets were reduced to .10% of average daily net assets. For each of the fiscal years ended December 31, 2015, 2014 and 2013, investment advisory services fees waived by Capital Research and Management Company totaled .15% of average daily net assets, as follows:

American Funds Insurance Series – Managed Risk Funds — Page 54

Fund	Fiscal year	Gross management fee	Waiver	Net management fee
Managed Risk Growth Fund	2015	$287,000	$142,000	$145,000
	2014	132,000	26,000	106,000
	2013	21,000	4,000	17,000
Managed Risk International Fund	2015	173,000	86,000	87,000
	2014	81,000	16,000	65,000
	2013	15,000	3,000	12,000
Managed Risk Blue Chip Income and Growth Fund	2015	312,000	149,000	163,000
	2014	132,000	26,000	106,000
	2013	22,000	4,000	18,000
Managed Risk Growth-Income Fund	2015	254,000	124,000	130,000
	2014	116,000	23,000	93,000
	2013	19,000	4,000	15,000
Managed Risk Asset Allocation Fund	2015	5,835,000	2,801,000	3,034,000
	2014	3,883,000	777,000	3,106,000
	2013	847,000	169,000	678,000

Effective January 1, 2016, the investment adviser reduced the investment advisory services fee for each share class of the fund from an annual rate of .25% of average daily net assets to .15% of average daily net assets. The investment adviser is currently waiving a portion of its investment advisory services fees for each share class of the fund, such that the fees which were equivalent to an annualized rate of .15% of average daily net assets are reduced to .10% of average daily net assets.

In addition, the investment adviser has agreed to reimburse a portion of the fees and expenses of the fund during its start-up period. For the periods ended December 31, 2015, 2014 and 2013, the total fees and expenses reimbursed by the investment adviser were $710,000, $335,000 and $244,000, respectively.

The investment adviser expects that this waiver and reimbursement will be in effect at least through May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the Series’ board.

American Funds Insurance Series – Managed Risk Funds — Page 55

The investment adviser has entered into a contract with the subadviser with respect to each fund and compensates the subadviser out of the investment advisory fees it receives from each fund. The subadviser’s total fees for services provided to the Series for the fiscal years ended December 31, 2015, 2014 and 2013 were:

Fund	Fiscal year	Subadviser fee
Managed Risk Growth Fund	2015	$ 130,000
	2014	79,000
	2013	13,000
Managed Risk International Fund	2015	78,000
	2014	48,000
	2013	9,000
Managed Risk Blue Chip Income and Growth Fund	2015	144,000
	2014	79,000
	2013	13,000
Managed Risk Growth-Income Fund	2015	116,000
	2014	69,000
	2013	11,000
Managed Risk Asset Allocation Fund	2015	2,684,000
	2014	2,330,000
	2013	508,000

Since the fund pursues its investment objective in part by investing in the underlying fund, you will bear your proportionate share of the fund’s operating expenses and also, indirectly, the operating expenses of the underlying fund.

Sub-Advisory Agreement — The subadviser is appointed by the Series and the investment adviser, and provides services, pursuant to a Sub-Advisory Agreement. The Sub-Advisory Agreement between the investment adviser, the Series and the subadviser will continue in effect until January 31, 2017, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Sub-Advisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act) or the assignment or termination of the Investment Advisory and Service Agreement. In addition, the Sub-Advisory Agreement provides that the subadviser will be paid solely by the investment adviser out of the investment adviser’s fees.

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Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class P1 and P2 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series may expend up to .25% of the assets of Class P1 shares and up to .50% of the assets of Class P2 shares. The board of trustees has authorized the Series to pay to insurance company contract issuers .25% of the fund’s average net assets of Class P2 shares annually to finance any distribution activity which is primarily intended to benefit the Class P2 shares of the fund, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. The board of trustees has not authorized any payments on Class P1 assets pursuant to the Plan for Class P1 shares. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life insurance contract payments for account-related services provided to existing shareholders. During the fiscal year ended December 31, 2015, the Series incurred distribution expenses of $5,721,000 payable to certain life insurance companies under the respective Plans. Accrued and unpaid distribution expenses were $518,000.

Insurance administration fee — The insurance companies for which the fund’s Class P1 and P2 shares are available provide certain administrative services for the separate accounts that hold the shares of the fund and the contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services.

These services are provided pursuant to an Insurance Administrative Services Plan adopted by the Series relating to the fund’s Class P1 and P2 shares. Under this agreement, the insurance company receives .25% of the fund’s average daily net assets attributable to the appropriate share class. During the fiscal year ended December 31, 2015, the fund’s Class P1 and P2 shares incurred insurance administration fees of $1,140,268 and $5,721,000, respectively.

Compensation to insurance companies — American Funds Distributors, at its expense, currently makes payments to certain of the insurance companies that may offer one or more of the funds as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors for insurance company sales forces.

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Execution of portfolio transactions

The fund does not incur any brokerage commissions for purchasing shares of the underlying fund. However, the fund may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Specific decisions to purchase or sell futures contracts for the fund are made by the portfolio managers of the subadviser. Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The subadviser and investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the size of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recent fiscal year, the fund did not have investments in securities of any of its regular broker-dealers.

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Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2015, 2014 and 2013 were:

	Fiscal year ended
	2015	2014	2013
Managed Risk Growth Fund	$12,000	$ 4,000	—[1,2]
Managed Risk International Fund	14,000	3,000	—[1,2]
Managed Risk Blue Chip Income and Growth Fund	14,000	3,000	—[1,2]
Managed Risk Growth-Income Fund	11,000	3,000	—[1,2]
Managed Risk Asset Allocation Fund	84,000	19,000	$1,000

1 From May 1, 2013, commencement of operations.

2 Less than $1,000.

Brokerage commissions paid on portfolio transactions vary from year to year based primarily on the volume of the fund’s trading activity. The volume of trading for each fund increased during the 2015 fiscal year, resulting in an increase in brokerage commissions paid on portfolio transactions.

For information regarding the policies with respect to the execution of portfolio transactions of the underlying fund, please see the statement of additional information for the underlying fund.

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Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures, each fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website (americanfunds.com/afis) no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the fund’s subadviser. Insurance companies may receive a list of the futures contracts and other investments that make up a fund’s managed risk strategy each business day. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research. Information on certain portfolio characteristics of the funds and underlying funds are also provided to the insurance companies and the fund’s subadviser each business day.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the Series and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the Series, its investment adviser or any of their

American Funds Insurance Series – Managed Risk Funds — Page 60

affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

American Funds Insurance Series – Managed Risk Funds — Page 61

Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

As noted in the fund’s prospectus, the principal assets of the fund consists of investments in the underlying fund and exchange traded futures.

Exchange traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

The investments in the underlying fund are reflected in the net assets of the fund on the day of investment. All portfolio securities of the underlying fund are valued, and the net asset values per share for each share class are determined, as indicated below.

The underlying fund is priced based on the net asset value of the underlying fund, calculated as of approximately 4 p.m. New York time each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted

American Funds Insurance Series – Managed Risk Funds — Page 62

bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges

American Funds Insurance Series – Managed Risk Funds — Page 63

and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M, including the asset diversification test. The asset diversification test requires that at the close of each quarter of the fund’s taxable year that (i) at least 50% of the fund’s assets be invested in cash and cash items, government securities, securities of other funds and other securities which, with respect to any one issuer, represent neither more than 5% of the assets of the fund nor more than 10% of the voting securities of the issuer, and (ii) no more than 25% of the fund’s assets be invested in the securities of any one issuer (other than government securities or the securities of other funds), the securities (other than the securities of other funds) of two or more issuers that the fund controls and are engaged in similar trades or businesses, or the securities of one or more qualified publicly traded partnerships.
The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. Capital losses may be carried forward indefinitely and retain their character as either short-term or long-term.

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

American Funds Insurance Series – Managed Risk Funds — Page 65

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by Bank of New York Mellon, One Wall Street, New York, NY 10286, as custodian. Non-U.S. securities may be held by the custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a transfer agent fee of less than $1,000 for Class P1 shares and less than $1,000 for Class P2 shares for the 2015 fiscal year.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, 300 South Grand Avenue, 22nd Floor, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by applicable 1940 Act rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Code of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions. The subadviser has adopted a code of ethics which restricts, subject to certain conditions, personnel of the subadviser from investing in certain securities.

Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series

American Funds Insurance Series – Managed Risk Funds — Page 67

or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the fund. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the fund. Statements contained in the prospectus and this statement of additional information as to the content of the contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits the fund to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other Series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. In addition, fund shares held directly by an insurance company, if any, will be voted in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

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Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

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Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

American Funds Insurance Series – Managed Risk Funds — Page 70

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

American Funds Insurance Series – Managed Risk Funds — Page 71

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

American Funds Insurance Series – Managed Risk Funds — Page 72

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

American Funds Insurance Series – Managed Risk Funds — Page 73

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

American Funds Insurance Series – Managed Risk Funds — Page 74

American Funds Insurance Series®
Global Growth Fund
Investment portfolio
December 31, 2015
Common stocks 95.56% Information technology 21.22%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	24,065,000	$103,842
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	710,000	16,153
ASML Holding NV1	680,897	60,679
ASML Holding NV (New York registered)	647,176	57,450
Microsoft Corp.	1,790,000	99,309
Visa Inc., Class A	1,053,200	81,676
Nintendo Co., Ltd.[1]	561,000	77,228
Alcatel-Lucent[1,2]	18,213,536	72,076
Alphabet Inc., Class A2	67,700	52,671
Alphabet Inc., Class C2	19,052	14,458
Alibaba Group Holding Ltd. (ADR)[2]	781,050	63,476
AAC Technologies Holdings Inc.[1]	8,132,040	52,869
Murata Manufacturing Co., Ltd.[1]	366,500	52,603
Avago Technologies Ltd.	350,200	50,832
Naver Corp.[1]	85,222	47,461
LinkedIn Corp., Class A2	173,800	39,119
Cognizant Technology Solutions Corp., Class A2	620,000	37,212
Tencent Holdings Ltd.[1]	1,800,000	35,114
ASM Pacific Technology Ltd.[1]	4,443,800	34,766
TE Connectivity Ltd.	327,500	21,160
MercadoLibre, Inc.	180,000	20,581
Nokia Corp.[1]	2,840,000	20,218
salesforce.com, inc.[2]	205,000	16,072
VeriSign, Inc.[2]	175,000	15,288
Intel Corp.	399,000	13,746
TDK Corp.[1]	167,000	10,682
Texas Instruments Inc.	135,000	7,399
		1,174,140
Consumer discretionary 19.92%
Amazon.com, Inc.[2]	446,900	302,055
Home Depot, Inc.	1,161,000	153,542
Priceline Group Inc.[2]	92,000	117,295
Industria de Diseño Textil, SA1	1,570,000	53,877
Woolworths Holdings Ltd.[1]	6,662,000	43,050
ASOS PLC[1,2]	802,304	40,536
McDonald’s Corp.	293,000	34,615
MGM Resorts International[2]	1,358,024	30,854
Naspers Ltd., Class N1	221,000	30,216
CBS Corp., Class B	637,500	30,045
HUGO BOSS AG1	335,500	27,940
Dixons Carphone PLC[1]	3,800,000	27,927
TOD’S SpA[1]	304,000	24,009
Publicis Groupe SA1	319,135	21,167
Liberty Global PLC, Class C2	351,465	14,329
Liberty Global PLC, Class A2	108,449	4,594
Christian Dior SE1	110,000	18,686
American Funds Insurance Series — Global Growth Fund — Page 1 of 160

Common stocks Consumer discretionary (continued)	Shares	Value (000)
NIKE, Inc., Class B	294,000	$18,375
Kroton Educacional SA, ordinary nominative	6,747,900	16,255
Burberry Group PLC[1]	860,000	15,126
Suzuki Motor Corp.[1]	480,000	14,572
Tiffany & Co.	190,000	14,495
Hyundai Mobis Co., Ltd.[1]	68,000	14,192
Mahindra & Mahindra Ltd.[1]	580,000	11,105
Walt Disney Co.	84,000	8,827
Toyota Motor Corp.[1]	125,000	7,673
Time Warner Inc.	49,000	3,169
Liberty Global PLC LiLAC, Class C2	40,823	1,756
Liberty Global PLC LiLAC, Class A2	16,372	677
Hermès International[1]	3,910	1,318
		1,102,277
Health care 19.33%
Novo Nordisk A/S, Class B1	4,491,000	258,144
Vertex Pharmaceuticals Inc.[2]	1,419,000	178,553
Regeneron Pharmaceuticals, Inc.[2]	311,400	169,050
UnitedHealth Group Inc.	605,000	71,172
Express Scripts Holding Co.[2]	770,000	67,306
Bristol-Myers Squibb Co.	865,600	59,544
Bayer AG1	349,300	43,824
Novartis AG1	440,000	37,610
Sartorius AG, non-registered shares, nonvoting preferred[1]	143,000	37,336
Merck & Co., Inc.	664,000	35,072
Boston Scientific Corp.[2]	1,612,000	29,725
Medtronic PLC	292,000	22,461
Juno Therapeutics, Inc.[2]	430,000	18,907
Hologic, Inc.[2]	465,000	17,991
DaVita HealthCare Partners Inc.[2]	144,000	10,038
Ocular Therapeutix, Inc.[2]	795,000	7,449
Roche Holding AG, non-registered shares, non-voting[1]	20,000	5,512
		1,069,694
Financials 12.67%
AIA Group Ltd.[1]	15,387,900	91,674
JPMorgan Chase & Co.	1,065,000	70,322
ORIX Corp.[1]	4,990,000	70,001
Moody’s Corp.	569,000	57,093
Indiabulls Housing Finance Ltd.[1]	3,523,000	39,004
Tokio Marine Holdings, Inc.[1]	972,600	37,475
ICICI Bank Ltd.[1]	8,925,000	35,012
AXA SA1	1,080,630	29,543
Prudential PLC[1]	1,132,434	25,353
HSBC Holdings PLC (GBP denominated)[1]	3,170,228	25,018
ACE Ltd.	210,000	24,539
Deutsche Bank AG1	928,555	22,791
Housing Development Finance Corp. Ltd.[1]	1,120,000	21,278
East West Bancorp, Inc.	500,000	20,780
Bankia, SA1	14,382,000	16,725
Bankinter, SA1	2,030,000	14,389
Itaú Unibanco Holding SA, preferred nominative	2,145,000	14,276
Banco Santander, SA1	2,678,200	13,149
Svenska Handelsbanken AB, Class A1	930,000	12,276
American Funds Insurance Series — Global Growth Fund — Page 2 of 160

Common stocks Financials (continued)	Shares	Value (000)
Berkshire Hathaway Inc., Class A2	60	$11,868
Shinsei Bank, Ltd.[1]	6,401,000	11,775
CME Group Inc., Class A	120,000	10,872
Sumitomo Mitsui Financial Group, Inc.[1]	247,000	9,317
Sumitomo Mitsui Trust Holdings, Inc.[1]	1,881,000	7,101
BNP Paribas SA1	103,000	5,830
Allianz SE1	21,750	3,853
		701,314
Consumer staples 7.42%
Associated British Foods PLC[1]	2,265,000	111,491
Kao Corp.[1]	1,398,000	71,740
Seven & i Holdings Co., Ltd.[1]	741,500	33,809
Pernod Ricard SA1	278,739	31,690
Nestlé SA1	360,000	26,685
British American Tobacco PLC[1]	458,000	25,437
Alimentation Couche-Tard Inc., Class B	453,000	19,941
SABMiller PLC[1]	283,500	16,982
Kroger Co.	400,000	16,732
Coca-Cola Enterprises, Inc.	326,001	16,052
Lenta Ltd. (GDR)[1,2,3]	1,211,900	8,184
Lenta Ltd. (GDR)[1,2]	334,100	2,256
Procter & Gamble Co.	125,000	9,926
Coca-Cola HBC AG (CDI)[1]	348,900	7,439
Shiseido Co., Ltd.[1]	357,400	7,396
Coca-Cola Co.	120,000	5,155
		410,915
Industrials 5.58%
Airbus Group SE, non-registered shares[1]	645,000	43,308
KONE Oyj, Class B1	880,000	37,000
International Consolidated Airlines Group, SA (CDI)[1]	3,620,000	32,308
Ryanair Holdings PLC (ADR)	372,937	32,244
NIBE Industrier AB, Class B1	899,000	30,183
ASSA ABLOY AB, Class B1	1,410,000	29,532
Capita PLC[1]	1,172,161	20,855
United Technologies Corp.	190,000	18,253
Fastenal Co.	430,000	17,553
IDEX Corp.	180,000	13,790
Ingersoll-Rand PLC	218,000	12,053
Caterpillar Inc.	160,000	10,874
Boeing Co.	75,000	10,844
		308,797
Energy 2.77%
Enbridge Inc. (CAD denominated)	749,622	24,921
Reliance Industries Ltd.[1]	1,570,000	23,970
Seven Generations Energy Ltd., Class A2	1,975,100	19,241
EOG Resources, Inc.	220,000	15,574
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	3,268,000	14,052
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)[2]	274,700	934
Cameron International Corp.[2]	235,000	14,852
Schlumberger Ltd.	197,000	13,741
Royal Dutch Shell PLC, Class B1	480,000	10,960
American Funds Insurance Series — Global Growth Fund — Page 3 of 160

Common stocks Energy (continued)	Shares	Value (000)
Oil Search Ltd.[1]	1,889,897	$9,253
BG Group PLC[1]	390,000	5,655
		153,153
Telecommunication services 2.31%
SoftBank Group Corp.[1]	1,068,000	53,821
BT Group PLC[1]	6,709,356	46,370
TalkTalk Telecom Group PLC[1]	4,525,000	14,419
TDC A/S1	2,700,000	13,394
		128,004
Utilities 0.41%
ENN Energy Holdings Ltd.[1]	2,240,000	11,874
EDP - Energias de Portugal, SA1	2,975,000	10,692
		22,566
Materials 0.32%
FMC Corp.	190,000	7,435
Glencore PLC[1,2]	4,000,000	5,322
Vale SA, ordinary nominative (ADR)	1,444,900	4,754
		17,511
Miscellaneous 3.61%
Other common stocks in initial period of acquisition		199,726
Total common stocks (cost: $4,015,086,000)		5,288,097
Bonds, notes & other debt instruments 0.10% U.S. Treasury bonds & notes 0.10% U.S. Treasury 0.10%	Principal amount (000)
U.S. Treasury 2.125% 2016[4]	$5,175	5,190
Total bonds, notes & other debt instruments (cost: $5,191,000)		5,190
Short-term securities 4.74%
Federal Home Loan Bank 0.13%–0.22% due 1/15/2016–4/5/2016	174,500	174,451
Gotham Funding Corp. 0.30% due 1/22/2016[3]	23,700	23,693
Mizuho Bank, Ltd. 0.29% due 1/7/2016[3]	20,400	20,399
Toronto-Dominion Holdings USA Inc. 0.45% due 3/23/2016[3]	44,000	43,947
Total short-term securities (cost: $262,499,000)		262,490
Total investment securities 100.40% (cost: $4,282,776,000)		5,555,777
Other assets less liabilities (0.40)%		(22,145)
Net assets 100.00%		$5,533,632
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Growth Fund — Page 4 of 160

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $94,368,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Japanese yen	1/11/2016	Bank of America, N.A.	$7,185	¥884,000	$(171)
Japanese yen	1/12/2016	JPMorgan Chase	$1,304	¥160,000	(27)
Japanese yen	1/29/2016	Bank of America, N.A.	$2,939	¥360,000	(59)
Japanese yen	1/29/2016	Citibank	$3,346	¥410,000	(67)
Japanese yen	1/29/2016	Bank of America, N.A.	$12,855	¥1,575,000	(257)
Japanese yen	2/12/2016	Bank of America, N.A.	$1,327	¥160,000	(5)
Japanese yen	2/18/2016	UBS AG	$1,329	¥160,000	(4)
					$(590)
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,649,062,000, which represented 47.87% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $96,223,000, which represented 1.74% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $391,000, which represented less than .01% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
¥ = Japanese yen
American Funds Insurance Series — Global Growth Fund — Page 5 of 160

Global Small Capitalization Fund
Investment portfolio
December 31, 2015
Common stocks 84.53% Consumer discretionary 18.40%	Shares	Value (000)
Expedia, Inc.	547,225	$68,020
Lions Gate Entertainment Corp.	1,821,000	58,982
zooplus AG, non-registered shares[1,2,3]	357,716	56,790
Domino’s Pizza, Inc.	423,300	47,092
Cedar Fair, LP	687,000	38,362
Tele Columbus AG1,2	3,285,000	32,990
Penske Automotive Group, Inc.	729,000	30,866
Melco Crown Entertainment Ltd. (ADR)	1,432,000	24,058
Ted Baker PLC[2]	517,162	22,759
BCA Marketplace PLC[2]	8,130,000	20,697
Entertainment One Ltd.[2]	8,288,697	20,427
Five Below, Inc.[1]	541,000	17,366
Brinker International, Inc.	325,000	15,584
Paddy Power PLC[2]	106,393	14,209
Ladbrokes PLC[2]	7,960,100	14,016
Stella International Holdings Ltd.[2]	5,262,000	13,072
ClubCorp Holdings, Inc.	688,000	12,570
Melco International Development Ltd.[2]	8,216,000	12,229
ServiceMaster Global Holdings, Inc.[1]	303,000	11,890
China Lodging Group, Ltd. (ADR)	379,000	11,848
Poundland Group PLC[2]	3,718,064	11,365
Chow Sang Sang Holdings International Ltd.[2]	6,471,300	10,615
Homeinns Hotel Group (ADR)[1]	296,700	10,135
NagaCorp Ltd.[2]	14,382,000	9,064
Rightmove PLC[2]	142,000	8,583
John Wiley & Sons, Inc., Class A	189,000	8,511
Tesla Motors, Inc.[1]	35,000	8,400
Minor International PCL, nonvoting depositary receipt (Thailand)[2]	8,100,000	8,093
Mothercare PLC[1,2]	2,451,000	7,947
Hathway Cable and Datacom Ltd.[1,2]	11,750,000	7,849
Toll Brothers, Inc.[1]	225,000	7,493
Belmond Ltd., Class A1	784,000	7,448
Eros International PLC, Class A1	759,296	6,948
Playmates Toys Ltd.[2]	27,164,000	6,855
SSI Group, Inc.[1,2]	93,136,500	6,789
Tarena International, Inc., Class A (ADR)[1]	576,000	6,013
Intercontinental Hotels Group PLC[2]	149,530	5,802
Cie. Plastic Omnium SA2	178,600	5,658
Cabela’s Inc.[1]	115,000	5,374
Inchcape PLC[2]	464,600	5,342
Resorttrust, Inc.[2]	195,000	5,147
Daily Mail and General Trust PLC, Class A, nonvoting[2]	485,000	4,981
Lands’ End, Inc.[1]	200,000	4,688
OSIM International Ltd[2]	6,049,600	4,595
DO & CO AG, non-registered shares[2]	42,190	4,575
Talwalkars Better Value Fitness Ltd.[2]	1,020,000	4,191
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 160

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Hankook Tire Co., Ltd.[1,2]	101,174	$4,039
American Axle & Manufacturing Holdings, Inc.[1]	202,000	3,826
TravelCenters of America LLC[1]	400,000	3,760
B2W - Cia. Digital, ordinary nominative[1]	919,300	3,539
Brunello Cucinelli SpA[2]	178,865	3,153
Zhongsheng Group Holdings Ltd.[2]	5,067,500	3,045
POLYTEC Holding AG, non-registered shares[2]	364,350	3,026
Whistler Blackcomb Holdings Inc.	150,000	2,705
Xiabuxiabu Catering Management (China) Holdings Co., Ltd.[2]	6,747,500	2,663
GVC Holdings PLC[2]	374,748	2,561
I.T Limited[2]	9,630,000	2,549
Greene King PLC[2]	180,000	2,456
PT Multipolar Tbk[2]	108,878,700	2,014
L’Occitane International SA2	879,671	1,699
Sitoy Group Holdings Ltd.[2]	4,206,000	1,662
Mando Corp.[2]	10,226	1,434
Tuesday Morning Corp.[1]	200,000	1,300
Ripley Corp SA	3,160,659	1,297
William Hill PLC[2]	205,200	1,197
Parkson Retail Asia Ltd.[2]	6,212,000	1,161
Phorm Corp. Ltd.[1,2]	24,010,000	752
Future Bright Holdings Ltd.[2]	6,810,000	683
International Housewares Retail Co. Ltd.[2]	3,900,000	573
Dick Smith Holdings Ltd.[2]	1,663,000	426
China Zenix Auto International Ltd. (ADR)[1]	428,500	330
Global Mediacom Tbk PT2	3,025,000	240
Mulberry Group PLC[2]	10,550	147
Ten Alps PLC[1,2]	260,000	9
Five Star Travel Corp.[1,2,4]	219,739	4
		778,538
Health care 15.47%
athenahealth, Inc.[1]	396,600	63,841
Myriad Genetics, Inc.[1]	1,274,898	55,025
Ultragenyx Pharmaceutical Inc.[1]	483,768	54,269
Illumina, Inc.[1]	273,800	52,554
Hikma Pharmaceuticals PLC[2]	1,424,000	48,222
Endo International PLC[1]	759,224	46,480
GW Pharmaceuticals PLC (ADR)[1]	559,950	38,883
Insulet Corp.[1]	907,533	34,314
bluebird bio, Inc.[1]	485,765	31,196
Kite Pharma, Inc.[1]	385,539	23,757
Axovant Sciences Ltd.[1]	1,182,027	21,312
China Biologic Products, Inc.[1]	136,000	19,375
BioMarin Pharmaceutical Inc.[1]	172,000	18,019
EXACT Sciences Corp.[1]	1,608,100	14,843
Neovasc Inc.[1]	3,002,195	13,510
Novadaq Technologies Inc.[1]	1,041,350	13,267
NantKwest, Inc.[1]	460,797	7,986
NantKwest, Inc.[1,2,4]	312,903	5,043
CONMED Corp.	217,065	9,562
Sawai Pharmaceutical Co., Ltd.[2]	132,000	9,037
Ocular Therapeutix, Inc.[1]	887,780	8,318
SSY Group Ltd.[2]	31,707,721	8,134
NuVasive, Inc.[1]	148,000	8,008
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 160

Common stocks Health care (continued)	Shares	Value (000)
Teleflex Inc.	60,200	$7,913
Puma Biotechnology, Inc.[1]	87,600	6,868
Team Health Holdings, Inc.[1]	151,250	6,638
Fisher & Paykel Healthcare Corp. Ltd.[2]	1,076,385	6,534
Hologic, Inc.[1]	140,000	5,417
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	4,339
Circassia Pharmaceuticals PLC[1,2]	844,006	3,971
Mauna Kea Technologies SA1,2,3	958,400	3,200
OTCPharm PJSC[1,2]	706,865	2,223
EOS imaging SA1,2	380,000	2,032
PT Siloam International Hospitals Tbk[2]	627,000	444
QRxPharma Ltd.[1,2]	4,129,927	—
		654,534
Information technology 13.28%
Qorvo, Inc.[1]	1,783,038	90,757
AAC Technologies Holdings Inc.[2]	8,558,600	55,642
Palo Alto Networks, Inc.[1]	282,991	49,846
Kakaku.com, Inc.[2]	1,575,000	31,093
Topcon Corp.[2]	1,360,510	23,023
Sunny Optical Technology (Group) Co., Ltd.[2]	10,024,000	22,902
YY Inc., Class A (ADR)[1]	363,000	22,677
Zoopla Property Group PLC[2]	5,616,720	19,830
Hamamatsu Photonics KK2	717,053	19,654
Cray Inc.[1]	603,700	19,590
QLogic Corp.[1]	1,576,900	19,238
Semiconductor Manufacturing International Corp.[1,2]	154,916,500	15,723
Cypress Semiconductor Corp.[1]	1,593,000	15,627
Zebra Technologies Corp., Class A1	215,000	14,975
Sonus Networks, Inc.[1]	2,056,500	14,663
VTech Holdings Ltd.[2]	1,140,000	11,777
Inphi Corp.[1]	426,000	11,511
Silicon Laboratories Inc.[1]	221,000	10,727
Cognex Corp.	290,000	9,793
RIB Software AG2	792,445	9,692
Delta Electronics (Thailand) PCL[2]	3,667,800	7,712
CDW Corp.	140,000	5,886
iDreamSky Technology Ltd., Class A (ADR)[1]	429,000	5,744
Alten SA, non-registered shares[2]	85,500	4,958
Suprema Inc.[1,2]	310,000	4,309
Viavi Solutions Inc.[1]	678,000	4,129
Syntel, Inc.[1]	88,000	3,982
Lumentum Holdings Inc.[1]	169,120	3,724
ON Semiconductor Corp.[1]	370,000	3,626
Semtech Corp.[1]	191,000	3,614
Finisar Corp.[1]	233,000	3,388
Computer Modelling Group Ltd.	491,252	3,188
M/A-COM Technology Solutions Holdings, Inc.[1]	73,215	2,994
Jay Mart PCL[2]	13,851,550	2,915
Goldpac Group Ltd.[2]	6,465,000	2,818
SciQuest, Inc.[1]	183,500	2,380
Ixia[1]	177,000	2,200
Persistent Systems Ltd.[2]	211,496	2,049
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 160

Common stocks Information technology (continued)	Shares	Value (000)
Pandora Media, Inc.[1]	135,000	$1,810
QIWI PLC, Class B (ADR)	92,500	1,660
		561,826
Industrials 9.58%
International Container Terminal Services, Inc.[2]	30,840,000	45,992
AA PLC[2]	7,606,604	35,022
ITT Corp.	801,000	29,092
Moog Inc., Class A1	432,100	26,185
JVM Co., Ltd.[1,2,3]	411,500	19,489
AKR Corporindo Tbk PT2	37,356,800	19,339
PARK24 Co., Ltd.[2]	749,300	18,181
ABM Industries Inc.	589,900	16,795
J. Kumar Infraprojects Ltd.[2]	2,901,000	16,310
Carborundum Universal Ltd.[2]	5,090,000	14,138
Orbital ATK, Inc.	137,150	12,253
Clean Harbors, Inc.[1]	293,000	12,204
Waste Connections, Inc.	194,600	10,960
Amara Raja Batteries Ltd.[2]	810,712	10,508
NORMA Group SE, non-registered shares[2]	180,718	9,988
Intertek Group PLC[2]	235,000	9,611
Summit Ascent Holdings Ltd.[1,2]	19,440,000	8,375
Johnson Electric Holdings Ltd.[2]	2,378,000	8,142
Alliance Global Group, Inc.[2]	23,370,000	7,978
PayPoint PLC[2]	520,000	7,062
Unique Engineering and Construction PCL[2]	11,298,000	6,863
Generac Holdings Inc.[1]	213,300	6,350
Geberit AG2	16,500	5,550
Northgate PLC[2]	859,900	4,987
KEYW Holding Corp.[1]	750,000	4,515
Aida Engineering, Ltd.[2]	432,000	4,460
Gujarat Pipavav Port Ltd.[1,2]	1,985,000	4,221
CJ Korea Express Co., Ltd.[1,2]	24,500	3,980
CAE Inc.	337,000	3,739
Bossard Holding AG2	31,400	3,417
Frigoglass SAIC[1,2]	1,427,939	2,929
CIMC Enric Holdings Ltd.[2]	5,016,000	2,922
Landstar System, Inc.	46,600	2,733
Pegasus Hava Tasimaciligi AS1,2	385,000	2,317
Orient Overseas (International) Ltd.[2]	438,000	2,095
Rheinmetall AG2	29,000	1,931
Chart Industries, Inc.[1]	103,900	1,866
TD Power Systems Ltd.[2]	286,208	1,317
COSCO Pacific Ltd.[2]	910,000	1,003
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative[1]	555,200	373
Shun Tak Holdings Ltd.[2]	906,000	340
		405,532
Consumer staples 6.76%
Sprouts Farmers Market, Inc.[1]	3,726,926	99,099
COSMOS Pharmaceutical Corp.[2]	224,000	35,284
Herbalife Ltd.[1]	579,500	31,073
Puregold Price Club, Inc.[2]	37,418,000	27,564
Coca-Cola Icecek AS, Class C2	1,108,100	14,106
Hypermarcas SA, ordinary nominative[1]	2,253,800	12,368
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 160

Common stocks Consumer staples (continued)	Shares	Value (000)
Treasury Wine Estates Ltd.[2]	1,834,975	$11,015
PZ Cussons PLC[2]	2,605,000	10,932
SalMar ASA[2]	570,000	9,956
Emperador Inc.[2]	45,300,000	8,605
Super Group Ltd.[2]	11,464,000	6,744
Kernel Holding SA2	493,041	6,034
Petra Foods Ltd.[2]	3,730,000	5,521
Del Monte Pacific Ltd.[2]	16,286,223	4,648
Lenta Ltd. (GDR)[1,2]	240,000	1,621
Stock Spirits Group PLC[2]	746,100	1,536
		286,106
Financials 6.72%
Kotak Mahindra Bank Ltd.[2]	3,282,732	35,882
Essent Group Ltd.[1]	1,249,064	27,342
Kemper Corp.	700,000	26,075
Avanza Bank Holding AB2	599,614	26,026
Land and Houses PCL, nonvoting depository receipt[2]	69,190,000	18,112
K. Wah International Holdings Ltd.[2]	40,075,321	17,205
Old Republic International Corp.	909,400	16,942
Shriram Transport Finance Co. Ltd.[2]	1,159,955	15,003
WHA Corp. PCL[1,2]	157,857,350	12,469
Chailease Holding Co. Ltd.[2]	6,886,880	11,829
Endurance Specialty Holdings Ltd.	110,000	7,039
Signature Bank[1]	42,000	6,441
EFG International AG2	562,925	5,913
City Union Bank Ltd.[2]	4,125,000	5,739
Altisource Residential Corp.	451,407	5,602
Bank of Ireland[1,2]	14,099,515	5,206
LSL Property Services PLC[2]	1,190,000	4,999
Mahindra Lifespace Developers Ltd.[2]	681,356	4,862
Cathay General Bancorp, Inc.	155,000	4,856
Golden Wheel Tiandi Holdings Co. Ltd.[2]	49,482,000	4,360
Texas Capital Bancshares, Inc.[1]	86,600	4,280
Numis Corp. PLC[2]	1,118,302	4,037
Tune Ins Holdings Bhd.[2]	13,112,000	3,935
BankUnited, Inc.	82,000	2,957
Inversiones La Construcción SA	205,000	2,101
National Bank of Pakistan[2]	3,370,000	1,740
Lai Sun Development Co. Ltd.[2]	100,931,666	1,546
Premium Leisure Corp.[2]	80,900,000	1,094
Altisource Asset Management Corp.[1]	48,474	832
		284,424
Energy 3.80%
InterOil Corp.[1]	1,184,235	37,209
Laredo Petroleum, Inc.[1]	4,534,000	36,227
SM Energy Co.	646,000	12,700
Pason Systems Inc.	791,000	11,084
Amerisur Resources PLC[1,2]	27,117,360	9,862
Oasis Petroleum Inc.[1]	1,333,000	9,824
Ophir Energy PLC[1,2]	6,652,492	9,603
Venture Global LNG, Inc., Class C1,2,3,4,5	2,760	8,280
Lekoil Ltd. (CDI)[1,2]	21,413,600	5,875
Veresen Inc.	879,100	5,629
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 160

Common stocks Energy (continued)	Shares	Value (000)
Exillon Energy PLC[1,2]	3,470,438	$5,470
Victoria Oil & Gas PLC[1,2,3]	6,966,560	3,613
Carrizo Oil & Gas, Inc.[1]	41,273	1,221
Genel Energy PLC[1,2]	400,600	993
Canadian Overseas Petroleum Ltd.[1,3]	11,225,000	325
Canadian Overseas Petroleum Ltd.[1,4]	8,000,000	231
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2,3]	6,050,000	178
Circle Oil PLC[1,2]	22,687,000	627
Providence Resources PLC[1,2]	2,490,250	533
Tethys Petroleum Ltd.[1]	10,075,550	437
Cairn Energy PLC[1,2]	185,233	430
Range Resources Ltd.[1,2]	38,707,800	186
Borders & Southern Petroleum PLC[1,2]	7,028,100	161
BNK Petroleum Inc.[1]	756,920	115
International Petroleum Ltd.[1,2]	54,894,353	112
African Petroleum Corp. Ltd.[1,2]	336,363	60
Esrey Energy Ltd.[1]	825,000	24
		161,009
Materials 3.61%
PolyOne Corp.	720,168	22,873
Lundin Mining Corp.[1]	7,025,000	19,292
Sirius Minerals Plc[1,2]	79,015,210	17,176
AptarGroup, Inc.	170,000	12,350
HudBay Minerals Inc.	2,720,000	10,438
Time Technoplast Ltd.[2,3]	11,888,000	10,131
Stillwater Mining Co.[1]	1,100,000	9,427
CPMC Holdings Ltd.[2]	12,800,000	7,885
Lenzing AG2	82,000	6,184
Silgan Holdings Inc.	109,000	5,855
Mayr-Melnhof Karton AG, non-registered shares[2]	45,300	5,637
United States Steel Corp.	575,000	4,588
Synthomer PLC[2]	900,000	4,192
Arkema SA2	56,300	3,938
Buzzi Unicem SPA[2]	220,000	3,915
Greatview Aseptic Packaging Co. Ltd.[2]	5,000,000	2,260
Nampak Ltd.[2]	1,187,849	1,905
Sylvania Platinum Ltd. (CDI)[1,2,3]	15,000,000	1,686
Rusoro Mining Ltd.[1]	25,530,432	1,015
Huntsman Corp.	68,600	780
Hummingbird Resources PLC[1,2]	3,475,000	640
Kenmare Resources PLC[1,2]	54,706,150	371
Sundance Resources Ltd.[1,2]	4,251,099	32
Orsu Metals Corp.[1]	588,231	8
Indochine Mining Ltd.[1,2,3]	73,199,466	—
		152,578
Utilities 1.91%
ENN Energy Holdings Ltd.[2]	9,515,700	50,443
CT Environmental Group Ltd.[2]	40,064,000	13,090
Glow Energy PCL[2]	3,930,000	8,003
Greenko Group PLC[1,2]	2,280,000	3,311
Ratchaburi Electricity Generating Holding PCL[2]	2,300,000	3,025
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 160

Common stocks Utilities (continued)	Shares	Value (000)
Energy World Corp. Ltd.[1,2]	10,883,000	$1,823
Mytrah Energy Ltd.[1,2]	1,700,000	1,128
		80,823
Telecommunication services 0.06%
Total Access Communication PCL[2]	1,602,200	1,326
Hutchison Telecommunications Hong Kong Holdings Ltd.[2]	3,200,000	1,107
		2,433
Miscellaneous 4.94%
Other common stocks in initial period of acquisition		209,226
Total common stocks (cost: $3,454,748,000)		3,577,029
Rights & warrants 0.01% Energy 0.00%
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2,3]	2,555,000	46
Range Resources Ltd., warrants, expire 2016[1,2]	33,500,000	—
		46
Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		271
Total rights & warrants (cost: $280,000)		317
Convertible stocks 0.16% Health care 0.16%
Stemcentrx, Inc., Series F-1, convertible preferred[2,5]	274,000	6,913
Total convertible stocks (cost: $3,307,000)		6,913
Bonds, notes & other debt instruments 0.22% U.S. Treasury bonds & notes 0.22% U.S. Treasury 0.22%	Principal amount (000)
U.S. Treasury 2.125% 2016	$ 9,125	9,152
Total bonds, notes & other debt instruments (cost: $9,155,000)		9,152
Short-term securities 15.04%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.42% due 1/22/2016	35,500	35,492
Fannie Mae 0.23% due 3/1/2016	23,300	23,295
Federal Home Loan Bank 0.12%–0.52% due 1/8/2016–5/27/2016	382,100	381,973
Liberty Street Funding Corp. 0.49% due 3/1/2016[4]	25,800	25,774
Mizuho Bank, Ltd. 0.28%–0.35% due 1/14/2016–2/25/2016[4]	81,200	81,175
National Australia Bank Ltd. 0.24% due 2/2/2016[4]	26,900	26,893
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[4]	3,400	3,399
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 160

Short-term securities	Principal amount (000)	Value (000)
Svenska Handelsbanken Inc. 0.32% due 2/8/2016[4]	$31,300	$31,286
Total Capital Canada Ltd. 0.19% due 1/25/2016[4]	27,100	27,094
Total short-term securities (cost: $636,353,000)		636,381
Total investment securities 99.96% (cost: $4,103,843,000)		4,229,792
Other assets less liabilities 0.04%		1,711
Net assets 100.00%		$4,231,503
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $56,654,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	1/25/2016	UBS AG	$359	A$500	$(5)
Australian dollars	2/18/2016	Barclays Bank PLC	$360	A$500	(3)
British pounds	1/29/2016	HSBC Bank	$39,514	£26,517	419
British pounds	1/29/2016	Citibank	$17,975	£12,070	180
Euros	1/29/2016	HSBC Bank	$3,892	€3,586	(8)
Japanese yen	1/12/2016	UBS AG	$4,306	¥528,290	(90)
Singapore dollars	2/24/2016	Barclays Bank PLC	$5,367	S$7,612	8
					$501
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,610,284,000, which represented 38.05% of the net assets of the fund. This amount includes $1,549,663,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $209,179,000, which represented 4.94% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Class C	5/1/2015	$8,280	$8,280.20%
Stemcentrx, Inc., Series F-1, convertible preferred	6/10/2014	3,307	6,913.16
Total private placement securities		$ 11,587	$ 15,193.36%

Key to abbreviations and symbols
ADR = American Depositary Receipts	A$ = Australian dollars	¥ = Japanese yen
CDI = CREST Depository Interest	€ = Euros	S$ = Singapore dollars
GDR = Global Depositary Receipts	GBP/£ = British pounds
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 160

Growth Fund
Investment portfolio
December 31, 2015
Common stocks 96.79% Consumer discretionary 22.46%	Shares	Value (000)
Amazon.com, Inc.[1]	2,144,216	$1,449,254
Home Depot, Inc.	6,170,000	815,982
Comcast Corp., Class A	8,785,000	495,738
Twenty-First Century Fox, Inc., Class A	8,285,000	225,021
Charter Communications, Inc., Class A1	1,106,000	202,509
Starbucks Corp.	3,185,000	191,196
NIKE, Inc., Class B	2,680,000	167,500
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	840,000	155,400
MGM Resorts International[1]	6,037,900	137,181
Luxottica Group SpA[2]	1,739,000	113,364
Lowe’s Companies, Inc.	1,285,680	97,763
Liberty Global PLC, Class C1	2,275,000	92,752
Netflix, Inc.[1]	805,000	92,076
Lennar Corp., Class A	1,500,000	73,365
Mattel, Inc.	2,425,000	65,887
Tesla Motors, Inc.[1]	268,000	64,323
CBS Corp., Class B	1,360,000	64,097
Expedia, Inc.	498,000	61,901
Jarden Corp.[1]	950,000	54,264
Tiffany & Co.	589,000	44,935
Walt Disney Co.	350,000	36,778
Sturm, Ruger & Co., Inc.	563,488	33,589
Toyota Motor Corp.[2]	535,000	32,838
Domino’s Pizza, Inc.	275,000	30,594
Ralph Lauren Corp., Class A	208,000	23,188
L’Occitane International SA2	10,513,000	20,302
Wynn Resorts, Ltd.	276,140	19,106
Chipotle Mexican Grill, Inc.[1]	38,500	18,474
Carnival Corp., units	290,000	15,799
		4,895,176
Information technology 21.33%
Microsoft Corp.	13,810,000	766,179
Facebook, Inc., Class A1	4,332,685	453,459
ASML Holding NV (New York registered)	3,034,016	269,330
ASML Holding NV2	1,808,186	161,139
Visa Inc., Class A	4,332,000	335,947
Alphabet Inc., Class A1	224,000	174,274
Alphabet Inc., Class C1	195,625	148,456
Avago Technologies Ltd.	2,215,100	321,522
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	48,537,000	209,441
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,425,392	32,428
Apple Inc.	2,256,300	237,498
LinkedIn Corp., Class A1	788,650	177,509
Nintendo Co., Ltd.[2]	1,114,960	153,487
salesforce.com, inc.[1]	1,915,000	150,136
American Funds Insurance Series — Growth Fund — Page 14 of 160

Common stocks Information technology (continued)	Shares	Value (000)
NetSuite Inc.[1]	1,608,600	$136,120
Hexagon AB, Class B2	3,152,551	116,794
Murata Manufacturing Co., Ltd.[2]	678,500	97,383
Adobe Systems Inc.[1]	1,000,000	93,940
Autodesk, Inc.[1]	1,310,000	79,818
Dolby Laboratories, Inc., Class A	2,166,221	72,893
Twitter, Inc.[1]	2,775,000	64,213
Intel Corp.	1,580,000	54,431
Amphenol Corp., Class A	935,000	48,835
Intuit Inc.	485,000	46,803
MercadoLibre, Inc.	380,000	43,449
Finisar Corp.[1]	2,554,000	37,135
PayPal Holdings, Inc.[1]	907,000	32,833
Alibaba Group Holding Ltd. (ADR)[1]	360,000	29,257
TE Connectivity Ltd.	390,000	25,198
Demandware, Inc.[1]	425,000	22,937
Texas Instruments Inc.	385,000	21,102
Workday, Inc., Class A1	228,700	18,223
VeriSign, Inc.[1]	185,000	16,162
		4,648,331
Health care 17.17%
Express Scripts Holding Co.[1]	4,793,208	418,974
UnitedHealth Group Inc.	3,330,000	391,741
Regeneron Pharmaceuticals, Inc.[1]	627,400	340,597
Vertex Pharmaceuticals Inc.[1]	2,492,000	313,568
Incyte Corp.[1]	2,842,500	308,269
Centene Corp.[1]	4,104,200	270,097
Hologic, Inc.[1]	5,043,000	195,114
Humana Inc.	993,200	177,296
Thermo Fisher Scientific Inc.	1,240,000	175,894
Gilead Sciences, Inc.	1,070,000	108,273
Myriad Genetics, Inc.[1]	2,284,247	98,588
Biogen Inc.[1]	300,000	91,905
Medtronic PLC	1,170,000	89,996
Intuitive Surgical, Inc.[1]	155,800	85,092
Agios Pharmaceuticals, Inc.[1]	1,282,120	83,235
ResMed Inc.	1,480,000	79,461
Merck & Co., Inc.	1,425,000	75,269
Boston Scientific Corp.[1]	3,100,000	57,164
Baxalta Inc.	1,397,119	54,530
Abbott Laboratories	1,157,200	51,970
Intercept Pharmaceuticals, Inc.[1]	325,000	48,539
Quintiles Transnational Holdings Inc.[1]	655,000	44,972
bluebird bio, Inc.[1]	683,000	43,862
Alnylam Pharmaceuticals, Inc.[1]	426,000	40,104
Eli Lilly and Co.	267,000	22,497
Brookdale Senior Living Inc.[1]	1,150,000	21,229
Novo Nordisk A/S, Class B2	327,000	18,796
Bristol-Myers Squibb Co.	221,000	15,203
Baxter International Inc.	281,000	10,720
St. Jude Medical, Inc.	150,000	9,266
InnovaCare Inc.[1,2,3]	2,843,000	1,194
		3,743,415
American Funds Insurance Series — Growth Fund — Page 15 of 160

Common stocks Financials 12.82%	Shares	Value (000)
Wells Fargo & Co.	10,401,096	$565,404
Berkshire Hathaway Inc., Class A1	1,710	338,238
Berkshire Hathaway Inc., Class B1	363,734	48,027
PNC Financial Services Group, Inc.	1,898,600	180,955
Legal & General Group PLC[2]	45,158,246	178,096
JPMorgan Chase & Co.	2,503,720	165,321
Capital One Financial Corp.	2,120,000	153,022
American International Group, Inc.	2,333,300	144,595
Onex Corp.	2,342,800	143,612
Arch Capital Group Ltd.[1]	1,800,000	125,550
American Tower Corp.	880,000	85,316
ACE Ltd.	707,366	82,656
Goldman Sachs Group, Inc.	434,400	78,292
FCB Financial Holdings, Inc., Class A1	1,680,000	60,127
Bank of America Corp.	3,240,000	54,529
Financial Engines, Inc.	1,365,000	45,959
Leucadia National Corp.	2,589,740	45,036
Markit Ltd.[1]	1,176,900	35,507
Iron Mountain Inc.	1,300,000	35,113
First Republic Bank	495,000	32,700
CME Group Inc., Class A	350,100	31,719
W. R. Berkley Corp.	550,000	30,112
Crown Castle International Corp.	265,000	22,909
Legg Mason Partners Equity Fund	565,000	22,165
BlackRock, Inc.	60,000	20,431
Fifth Third Bancorp	980,000	19,698
Charles Schwab Corp.	590,000	19,429
Morgan Stanley	411,000	13,074
PacWest Bancorp	250,000	10,775
LendingClub Corp.[1]	629,200	6,953
		2,795,320
Consumer staples 8.82%
Costco Wholesale Corp.	2,330,000	376,295
Philip Morris International Inc.	3,615,000	317,795
Coca-Cola Co.	4,670,000	200,623
Kerry Group PLC, Class A2	2,000,000	165,510
Kroger Co.	3,710,000	155,189
Constellation Brands, Inc., Class A	1,075,000	153,123
Kraft Heinz Co.	1,500,000	109,140
CVS Health Corp.	1,090,000	106,569
Herbalife Ltd.[1]	1,704,594	91,400
Glanbia PLC[2]	3,043,077	55,960
Walgreens Boots Alliance, Inc.	615,000	52,370
Mead Johnson Nutrition Co.	650,000	51,317
TreeHouse Foods, Inc.[1]	472,766	37,093
Coca-Cola Enterprises, Inc.	470,000	23,143
Pinnacle Foods Inc.	425,000	18,046
Reynolds American Inc.	190,000	8,769
		1,922,342
Industrials 6.13%
Boeing Co.	2,250,000	325,327
Oshkosh Corp.[4]	4,947,000	193,131
Rockwell Collins, Inc.	1,775,000	163,832
American Funds Insurance Series — Growth Fund — Page 16 of 160

Common stocks Industrials (continued)	Shares	Value (000)
Grafton Group PLC, units[2]	7,866,000	$85,603
General Dynamics Corp.	555,000	76,235
MTU Aero Engines AG2	751,034	73,211
Fastenal Co.	1,590,000	64,904
Northrop Grumman Corp.	270,000	50,979
Stericycle, Inc.[1]	375,000	45,225
Meggitt PLC[2]	7,758,850	42,796
Cummins Inc.	475,000	41,805
Norfolk Southern Corp.	478,809	40,502
Robert Half International Inc.	845,000	39,833
TransDigm Group Inc.[1]	169,000	38,608
Caterpillar Inc.	490,000	33,300
Masco Corp.	722,000	20,433
		1,335,724
Energy 5.79%
Concho Resources Inc.[1]	2,149,000	199,556
Suncor Energy Inc.	5,502,090	142,036
Noble Energy, Inc.	3,863,000	127,209
Schlumberger Ltd.	1,600,000	111,600
Weatherford International PLC[1]	11,315,007	94,933
Pioneer Natural Resources Co.	749,000	93,910
Chevron Corp.	1,000,000	89,960
Core Laboratories NV	561,198	61,025
Halliburton Co.	1,600,000	54,464
FMC Technologies, Inc.[1]	1,765,000	51,203
Cimarex Energy Co.	419,700	37,513
EOG Resources, Inc.	527,400	37,335
Murphy Oil Corp.	1,577,300	35,410
Royal Dutch Shell PLC, Class B (ADR)	760,100	34,995
Peyto Exploration & Development Corp.	1,870,000	33,610
Enbridge Inc. (CAD denominated)	751,975	24,999
Helmerich & Payne, Inc.	259,800	13,912
Tourmaline Oil Corp.[1]	547,000	8,835
Seven Generations Energy Ltd., Class A1	892,478	8,694
		1,261,199
Materials 1.27%
E.I. du Pont de Nemours and Co.	1,990,000	132,534
Potash Corp. of Saskatchewan Inc.	4,000,000	68,480
Praxair, Inc.	385,000	39,424
HudBay Minerals Inc.	5,617,200	21,556
FMC Corp.	397,400	15,550
		277,544
Telecommunication services 0.62%
Zayo Group Holdings, Inc.[1]	3,599,000	95,697
T-Mobile US, Inc.[1]	650,000	25,428
Vodafone Group PLC[2]	4,300,000	13,909
		135,034
American Funds Insurance Series — Growth Fund — Page 17 of 160

Common stocks Utilities 0.18%	Shares	Value (000)
Exelon Corp.	1,405,000	$39,017
KGen Power Corp.[1,2,4,5]	3,166,128	1,140
		40,157
Miscellaneous 0.20%
Other common stocks in initial period of acquisition		44,565
Total common stocks (cost: $14,299,040,000)		21,098,807
Rights & warrants 0.00% Energy 0.00%
Kinder Morgan, Inc., warrants, expire 2017[1]	5,585,520	336
Total rights & warrants (cost: $20,065,000)		336
Convertible stocks 0.06% Consumer discretionary 0.06%
Uber Technologies, Inc., Series F, convertible preferred[2,5]	268,677	13,104
Total convertible stocks (cost: $10,650,000)		13,104
Short-term securities 3.42%	Principal amount (000)
Chevron Corp. 0.17%–0.23% due 1/11/2016–2/16/2016[3]	$136,700	136,677
Emerson Electric Co. 0.22% due 1/20/2016[3]	42,100	42,094
Estée Lauder Companies Inc. 0.35% due 1/11/2016[3]	30,000	29,998
Federal Farm Credit Banks 0.18% due 1/21/2016	21,600	21,598
Federal Home Loan Bank 0.12%–0.58% due 1/8/2016–6/20/2016	416,200	415,818
Freddie Mac 0.16%–0.51% due 1/6/2016–4/26/2016	67,600	67,544
Jupiter Securitization Co., LLC 0.43% due 1/13/2016[3]	31,400	31,395
Total short-term securities (cost: $744,979,000)		745,124
Total investment securities 100.27% (cost: $15,074,734,000)		21,857,371
Other assets less liabilities (0.27)%		(59,687)
Net assets 100.00%		$21,797,684
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Growth Fund — Page 18 of 160

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,556,484,000, which represented 7.14% of the net assets of the fund. This amount includes $1,541,046,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $241,357,000, which represented 1.11% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$10,650	$13,104.06%
KGen Power Corp.	12/19/2006	1,203	1,140.01
Total private placement securities		$ 11,853	$ 14,244.07%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 19 of 160

International Fund
Investment portfolio
December 31, 2015
Common stocks 90.88% Financials 19.92%	Shares	Value (000)
AIA Group Ltd.[1]	34,295,700	$204,319
HDFC Bank Ltd.[1]	7,077,600	141,471
HDFC Bank Ltd. (ADR)	352,300	21,702
Barclays PLC[1]	47,214,347	152,818
Cheung Kong Property Holdings Ltd.[1]	19,409,836	125,216
Prudential PLC[1]	4,380,265	98,065
Credit Suisse Group AG1	3,174,427	68,610
UBS Group AG1	3,019,651	58,110
BNP Paribas SA1	966,046	54,682
Commerzbank AG, non-registered shares[1,2]	4,107,954	42,532
Kotak Mahindra Bank Ltd.[1]	3,597,048	39,317
Ayala Land, Inc.[1]	53,650,700	39,172
Sberbank of Russia (ADR)[1]	6,554,000	38,228
Sun Hung Kai Properties Ltd.[1]	2,998,666	35,990
Housing Development Finance Corp. Ltd.[1]	1,890,000	35,907
UniCredit SpA[1]	6,051,905	33,334
Henderson Land Development Co. Ltd.[1]	5,316,095	32,361
Wharf (Holdings) Ltd.[1]	5,653,000	31,203
Resona Holdings, Inc.[1]	6,090,000	29,560
Siam Commercial Bank PCL[1]	6,825,004	22,523
Axis Bank Ltd.[1]	3,222,055	21,737
Metropolitan Bank & Trust Co.[1]	12,130,000	20,750
HSBC Holdings PLC (HKD denominated)[1]	2,549,363	20,218
Société Générale[1]	350,575	16,171
ING Groep NV, depository receipts[1]	1,183,000	15,924
AXA SA1	497,312	13,596
Assicurazioni Generali SpA[1]	665,000	12,159
RSA Insurance Group PLC[1]	1,542,100	9,690
Standard Chartered PLC[1]	669,285	5,553
Standard Chartered PLC (HKD denominated)[1]	492,085	4,136
Bankia, SA1	8,239,309	9,582
Investment AB Kinnevik, Class B1	256,233	7,855
RioCan Real Estate Investment Trust	433,978	7,430
Bank of the Philippine Islands[1]	4,130,000	7,350
Royal Bank of Canada	135,000	7,234
Hana Financial Group Inc.[1]	315,000	6,308
		1,490,813
Information technology 12.99%
Baidu, Inc., Class A (ADR)[2]	971,500	183,652
Tencent Holdings Ltd.[1]	9,337,900	182,164
Samsung Electronics Co., Ltd.[1]	108,419	115,773
Nintendo Co., Ltd.[1]	807,500	111,162
Alibaba Group Holding Ltd. (ADR)[2]	933,200	75,841
ASML Holding NV1	685,834	61,119
Murata Manufacturing Co., Ltd.[1]	315,500	45,283
American Funds Insurance Series — International Fund — Page 20 of 160

Common stocks Information technology (continued)	Shares	Value (000)
MediaTek Inc.[1]	5,924,000	$44,770
Gemalto NV1	666,904	39,849
Tech Mahindra Ltd.[1]	3,367,914	26,448
Samsung SDI Co., Ltd.[1]	254,899	24,477
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	3,820,000	16,484
Keyence Corp.[1]	24,600	13,502
Infineon Technologies AG1	912,346	13,351
Worldpay Group PLC[1,2]	2,356,900	10,687
Yandex NV, Class A2	477,000	7,498
		972,060
Health care 12.39%
Novartis AG1	3,780,150	323,114
UCB SA1	1,115,496	100,408
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	1,735,509	56,087
Grifols, SA, Class A, non-registered shares[1]	440,500	20,279
Grifols, SA, Class B (ADR)	396,845	12,857
Bayer AG1	702,771	88,171
Takeda Pharmaceutical Co. Ltd.[1]	1,556,400	77,483
Novo Nordisk A/S, Class B1	1,096,000	62,999
Teva Pharmaceutical Industries Ltd. (ADR)	691,800	45,410
Merck KGaA[1]	420,900	40,883
Astellas Pharma Inc.[1]	2,322,700	32,992
Chugai Pharmaceutical Co., Ltd.[1]	581,000	20,249
Fresenius SE & Co. KGaA[1]	231,000	16,519
GlaxoSmithKline PLC[1]	626,000	12,644
Fresenius Medical Care AG & Co. KGaA[1]	104,143	8,774
Sysmex Corp.[1]	90,000	5,756
OTCPharm PJSC[1,2]	705,600	2,219
		926,844
Consumer discretionary 12.14%
Toyota Motor Corp.[1]	1,509,700	92,666
Altice NV, Class A1,2	4,054,716	57,982
Altice NV, Class B1,2	1,118,127	16,177
Numericable-SFR, non-registered shares[1]	1,771,571	64,322
Sands China Ltd.[1]	17,286,000	58,466
Galaxy Entertainment Group Ltd.[1]	17,563,000	54,760
Kering SA1	287,433	48,994
H & M Hennes & Mauritz AB, Class B1	1,297,377	46,199
PT Surya Citra Media Tbk[1]	176,000,000	39,432
Techtronic Industries Co. Ltd.[1]	9,666,000	39,266
Hyundai Motor Co.[1]	278,000	35,030
Li & Fung Ltd.[1]	50,242,000	33,904
Melco Crown Entertainment Ltd. (ADR)	1,985,000	33,348
Mahindra & Mahindra Ltd.[1]	1,712,000	32,780
Hyundai Mobis Co., Ltd.[1]	145,454	30,356
JD.com, Inc., Class A (ADR)[2]	826,500	26,667
Naspers Ltd., Class N1	172,500	23,585
Tata Motors Ltd.[1,2]	3,457,654	20,333
Cie. Générale des Établissements Michelin[1]	198,934	18,888
Global Brands Group Holding Ltd.[1,2]	89,100,000	16,830
Kingfisher PLC[1]	3,437,000	16,642
Restaurant Brands International Inc.	425,300	15,889
adidas AG1	147,000	14,324
American Funds Insurance Series — International Fund — Page 21 of 160

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Astra International Tbk PT1	30,260,000	$13,004
Tele Columbus AG1,2	1,113,750	11,185
B&M European Value Retail SA1	2,427,000	10,176
Renault SA1	95,000	9,523
Whitbread PLC[1]	142,200	9,190
Sony Corp.[1]	295,000	7,227
Liberty Global PLC, Class A2	106,300	4,503
SEGA SAMMY HOLDINGS INC.[1]	421,500	3,936
Prada SpA[1]	503,600	1,563
Genting Singapore PLC[1]	2,094,400	1,129
		908,276
Industrials 10.10%
Airbus Group SE, non-registered shares[1]	2,250,014	151,074
Jardine Matheson Holdings Ltd.[1]	1,091,600	53,001
Rolls-Royce Holdings PLC[1,2]	5,663,000	47,934
Babcock International Group PLC[1]	3,055,615	45,502
CK Hutchison Holdings Ltd.[1]	3,350,836	44,975
SMC Corp.[1]	164,100	42,556
Bureau Veritas SA1	1,596,096	31,763
Ryanair Holdings PLC (ADR)	362,700	31,359
Legrand SA1	545,750	30,803
Toshiba Corp.[1,2]	12,474,000	25,598
China State Construction International Holdings Ltd.[1]	13,878,000	23,999
Nidec Corp.[1]	310,000	22,438
Groupe Eurotunnel SE1	1,790,403	22,219
International Container Terminal Services, Inc.[1]	13,312,000	19,852
VINCI SA1	302,700	19,412
Ashtead Group PLC[1]	1,169,000	19,235
Komatsu Ltd.[1]	1,008,000	16,424
Deutsche Post AG1	549,000	15,461
Recruit Holdings Co., Ltd.[1]	480,000	14,114
Siemens AG1	143,300	13,903
Intertek Group PLC[1]	299,700	12,257
Capita PLC[1]	666,400	11,857
Kühne + Nagel International AG1	77,500	10,626
DP World Ltd.[1]	500,859	10,149
Safran SA1	139,400	9,547
KONE Oyj, Class B1	223,844	9,412
		755,470
Consumer staples 7.14%
Nestlé SA1	1,351,700	100,193
Pernod Ricard SA1	799,200	90,862
Associated British Foods PLC[1]	1,443,588	71,058
AMOREPACIFIC Corp.[1]	149,546	52,521
British American Tobacco PLC[1]	612,000	33,990
Japan Tobacco Inc.[1]	570,000	20,929
Treasury Wine Estates Ltd.[1]	3,429,519	20,588
Uni-Charm Corp.[1]	870,000	17,737
Philip Morris International Inc.	192,400	16,914
Marine Harvest ASA[1,2]	1,129,063	15,201
Reckitt Benckiser Group PLC[1]	119,000	10,954
Orion Corp.[1]	10,790	10,665
SABMiller PLC[1]	155,400	9,308
American Funds Insurance Series — International Fund — Page 22 of 160

Common stocks Consumer staples (continued)	Shares	Value (000)
Indofood Sukses Makmur Tbk PT1	24,400,000	$9,070
Kao Corp.[1]	166,000	8,518
Thai Beverage PCL[1]	16,990,900	8,259
Tesco PLC[1,2]	3,580,000	7,879
Ajinomoto Co., Inc.[1]	322,000	7,621
Hypermarcas SA, ordinary nominative[2]	1,280,000	7,024
Shiseido Co., Ltd.[1]	335,000	6,932
Wal-Mart de México, SAB de CV, Series V	2,065,000	5,211
Glanbia PLC[1]	140,298	2,580
		534,014
Utilities 5.14%
Power Grid Corp. of India Ltd.[1]	59,159,040	125,784
Cheung Kong Infrastructure Holdings Ltd.[1]	8,253,000	76,076
ENN Energy Holdings Ltd.[1]	11,618,000	61,587
SSE PLC[1]	2,093,404	46,877
China Gas Holdings Ltd.[1]	21,150,000	30,432
ACCIONA, SA1	199,700	16,992
Red Eléctrica de Corporación, SA1	169,000	14,086
Engie SA1	605,515	10,716
PT Perusahaan Gas Negara (Persero) Tbk[1]	12,110,000	2,395
		384,945
Materials 4.44%
Syngenta AG1	200,250	78,599
HeidelbergCement AG1	747,240	60,961
Grasim Industries Ltd.[1]	556,401	33,145
Grasim Industries Ltd. (GDR)[1]	131,304	7,822
Rio Tinto PLC[1]	1,062,000	30,950
First Quantum Minerals Ltd.	7,199,000	26,950
CRH PLC[1]	798,000	23,066
Fortescue Metals Group Ltd.[1]	12,847,000	17,328
BASF SE1	160,500	12,270
Amcor Ltd.[1]	1,240,000	12,064
Vale SA, Class A, preferred nominative (ADR)	3,641,300	9,286
Vale SA, Class A, preferred nominative	109,700	284
Givaudan SA1	4,082	7,345
Linde AG1	48,679	7,066
Akzo Nobel NV1	73,350	4,899
		332,035
Telecommunication services 2.85%
SoftBank Group Corp.[1]	1,459,400	73,546
China Mobile Ltd.[1]	2,346,000	26,293
KDDI Corp.[1]	989,600	25,618
MTN Group Ltd.[1]	2,478,600	21,249
Idea Cellular Ltd.[1]	9,700,182	20,991
TalkTalk Telecom Group PLC[1]	4,279,000	13,635
Bharti Airtel Ltd.[1]	2,530,000	12,963
Intouch Holdings PCL[1]	4,542,500	6,510
Intouch Holdings PCL, nonvoting depository receipts[1]	3,813,500	5,466
China Telecom Corp. Ltd., Class H1	14,684,000	6,839
		213,110
American Funds Insurance Series — International Fund — Page 23 of 160

Common stocks Energy 2.58%	Shares	Value (000)
Royal Dutch Shell PLC, Class B1	1,792,900	$40,939
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	502,998	11,301
Oil Search Ltd.[1]	7,640,000	37,404
Canadian Natural Resources, Ltd.	965,700	21,091
BP PLC[1]	3,775,730	19,675
Tullow Oil PLC[1,2]	5,446,000	13,273
Technip SA1	226,005	11,164
TOTAL SA1	215,838	9,612
Suncor Energy Inc.	321,000	8,287
Gazprom PJSC (ADR)[1]	1,713,500	6,352
Eni SpA[1]	425,000	6,296
Repsol, SA, non-registered shares[1]	484,853	5,279
BG Group PLC[1]	191,007	2,770
		193,443
Miscellaneous 1.19%
Other common stocks in initial period of acquisition		89,293
Total common stocks (cost: $6,428,351,000)		6,800,303
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		242
Total rights & warrants (cost: $245,000)		242
Bonds, notes & other debt instruments 1.09% Corporate bonds & notes 0.58% Materials 0.55%	Principal amount (000)
First Quantum Minerals Ltd. 7.00% 2021[3]	$3,725	2,356
First Quantum Minerals Ltd. 7.25% 2022[3]	25,720	16,203
FMG Resources 9.75% 2022[3]	17,728	16,310
Vale Overseas Ltd. 6.875% 2036	1,430	1,007
Vale Overseas Ltd. 6.875% 2039	7,035	4,924
Vale SA 5.625% 2042	95	63
		40,863
Energy 0.03%
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	3,000	2,135
Total corporate bonds & notes		42,998
U.S. Treasury bonds & notes 0.31% U.S. Treasury 0.31%
U.S. Treasury 2.125% 2016[4]	23,450	23,518
Total U.S. Treasury bonds & notes		23,518
Bonds & notes of governments & government agencies outside the U.S. 0.20%
Brazil (Federal Republic of) 10.00% 2025	BRL40,000	7,230
Brazil (Federal Republic of) 6.00% 2050[5]	35,167	7,440
		14,670
Total bonds, notes & other debt instruments (cost: $92,818,000)		81,186
American Funds Insurance Series — International Fund — Page 24 of 160

Short-term securities 7.79%	Principal amount (000)	Value (000)
American Honda Finance Corp. 0.20% due 1/6/2016	$29,300	$29,299
ANZ New Zealand (International) Ltd. 0.40% due 1/13/2016[3]	20,000	19,997
Australia & New Zealand Banking Group, Ltd. 0.28% due 2/12/2016[3]	46,400	46,371
Bank of Montreal 0.32% due 2/16/2016	35,000	34,995
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.42% due 1/28/2016	17,100	17,094
Canadian Imperial Bank of Commerce 0.25% due 1/25/2016	35,000	35,003
Fannie Mae 0.17% due 1/4/2016	25,000	24,999
Federal Home Loan Bank 0.12%–0.30% due 1/8/2016–3/2/2016	128,400	128,386
Freddie Mac 0.20% due 2/24/2016	50,000	49,989
Liberty Street Funding Corp. 0.30% due 1/26/2016[3]	50,000	49,984
Svenska Handelsbanken Inc. 0.40% due 3/2/2016[3]	25,000	24,980
Thunder Bay Funding, LLC 0.49% due 3/22/2016[3]	25,000	24,964
Toronto-Dominion Holdings USA Inc. 0.25% due 2/18/2016[3]	26,700	26,685
Toyota Credit Canada Inc. 0.43% due 3/24/2016	50,000	49,944
Unilever Capital Corp. 0.18% due 1/25/2016[3]	20,000	19,996
Total short-term securities (cost: $582,721,000)		582,686
Total investment securities 99.76% (cost: $7,104,135,000)		7,464,417
Other assets less liabilities 0.24%		18,233
Net assets 100.00%		$7,482,650
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $177,465,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	1/25/2016	UBS AG	$2,512	A$3,500	$(35)
British pounds	2/12/2016	UBS AG	$75,030	£50,000	1,313
Euros	1/22/2016	HSBC Bank	$4,020	€3,666	34
Euros	1/29/2016	Bank of America, N.A.	$18,782	€17,345	(82)
Japanese yen	1/12/2016	UBS AG	$12,863	¥1,578,000	(270)
Japanese yen	1/21/2016	Barclays Bank PLC	$43,427	¥5,269,000	(430)
Japanese yen	1/25/2016	Barclays Bank PLC	$11,629	¥1,413,000	(133)
South Korean won	1/14/2016	JPMorgan Chase	$3,217	KRW3,749,995	20
					$417
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $6,232,108,000, which represented 83.29% of the net assets of the fund. This amount includes $6,010,353,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $249,981,000, which represented 3.34% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $480,000, which represented less than .01% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.

American Funds Insurance Series — International Fund — Page 25 of 160

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
A$ = Australian dollars
BRL = Brazilian reais
€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
¥ = Japanese yen
KRW = South Korean won
American Funds Insurance Series — International Fund — Page 26 of 160

New World Fund®
Investment portfolio
December 31, 2015
Common stocks 78.70% Information technology 15.73%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,757,000	$46,417
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	12,285
AAC Technologies Holdings Inc.[1]	8,054,500	52,365
Baidu, Inc., Class A (ADR)[2]	250,700	47,392
Murata Manufacturing Co., Ltd.[1]	315,300	45,254
Mail.Ru Group Ltd. (GDR)[1,2]	1,778,359	39,987
Alphabet Inc., Class A2	16,900	13,148
Alphabet Inc., Class C2	16,946	12,860
Alcatel-Lucent[1,2]	6,315,000	24,990
Alibaba Group Holding Ltd. (ADR)[2]	252,800	20,545
Cognizant Technology Solutions Corp., Class A2	331,700	19,909
MasterCard Inc., Class A	200,000	19,472
EPAM Systems, Inc.[2]	173,332	13,627
QIWI PLC, Class B (ADR)	742,021	13,319
ASM Pacific Technology Ltd.[1]	1,347,400	10,541
Tencent Holdings Ltd.[1]	427,500	8,340
Hexagon AB, Class B1	157,000	5,817
ASML Holding NV1	57,000	5,080
Tech Mahindra Ltd.[1]	540,000	4,241
Intel Corp.	122,500	4,220
TDK Corp.[1]	59,000	3,774
		423,583
Consumer discretionary 14.42%
Naspers Ltd., Class N1	395,419	54,064
Maruti Suzuki India Ltd.[1]	691,500	48,168
Ctrip.com International, Ltd. (ADR)[2]	986,700	45,714
Domino’s Pizza, Inc.	350,000	38,937
Ryohin Keikaku Co., Ltd.[1]	154,500	31,322
Kroton Educacional SA, ordinary nominative	9,471,200	22,815
Toyota Motor Corp.[1]	318,900	19,574
Mr Price Group Ltd.[1]	1,509,000	19,457
Woolworths Holdings Ltd.[1]	2,300,000	14,863
Matahari Department Store Tbk PT1	8,850,000	11,174
Hyundai Mobis Co., Ltd.[1]	53,000	11,061
Estácio Participações SA, ordinary nominative	2,615,000	9,221
Arcos Dorados Holdings Inc., Class A	2,712,652	8,436
Wynn Macau, Ltd.[1]	6,891,800	7,988
Zee Entertainment Enterprises Ltd.[1]	1,195,000	7,869
Industria de Diseño Textil, SA1	200,000	6,863
Priceline Group Inc.[2]	5,300	6,757
NIKE, Inc., Class B	105,000	6,562
Suzuki Motor Corp.[1]	180,000	5,465
L’Occitane International SA1	2,715,000	5,243
American Funds Insurance Series — New World Fund — Page 27 of 160

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Twenty-First Century Fox, Inc., Class A	160,000	$4,346
Samsonite International SA1	849,000	2,547
		388,446
Financials 12.50%
ICICI Bank Ltd.[1]	6,053,830	23,749
ICICI Bank Ltd. (ADR)	1,075,500	8,421
Fibra Uno Administración, SA de CV	13,586,578	29,949
Citigroup Inc.	560,000	28,980
Housing Development Finance Corp. Ltd.[1]	1,353,000	25,705
AIA Group Ltd.[1]	4,291,600	25,568
American Tower Corp.	245,000	23,753
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,430,000	21,068
HDFC Bank Ltd. (ADR)	208,400	12,837
HDFC Bank Ltd.[1]	390,000	7,796
China Overseas Land & Investment Ltd.[1]	5,492,000	19,069
Kotak Mahindra Bank Ltd.[1]	1,647,772	18,011
Capitec Bank Holdings Ltd.[1]	405,022	14,087
Ping An Insurance (Group) Co. of China, Ltd., Class H1	2,476,000	13,604
Industrial and Commercial Bank of China Ltd., Class H1	22,600,000	13,536
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	4,039,000	11,118
Sberbank of Russia (ADR)[1]	1,150,000	6,708
Sberbank of Russia (ADR)	682,500	3,951
ACE Ltd.	80,000	9,348
Itaú Unibanco Holding SA, preferred nominative	1,000,000	6,655
Prudential PLC[1]	181,320	4,059
Sun Hung Kai Properties Ltd.[1]	254,000	3,049
IDFC Bank Ltd.[1,2]	3,300,000	3,035
IDFC Ltd.[1]	3,300,000	2,508
China Overseas Property Holdings Ltd.[1,2]	1,247,333	202
Ayala Land, Inc., preference shares[1,2]	15,000,000	32
China Construction Bank Corp., Class H1	535	—
		336,798
Health care 9.22%
Novo Nordisk A/S, Class B1	1,035,600	59,527
China Biologic Products, Inc.[2]	331,700	47,254
Novartis AG1	280,500	23,976
Novartis AG (ADR)	134,000	11,530
Hikma Pharmaceuticals PLC[1]	636,500	21,554
Thermo Fisher Scientific Inc.	116,000	16,455
Krka, dd, Novo mesto[1]	232,246	16,439
Cochlear Ltd.[1]	225,000	15,582
Merck & Co., Inc.	260,000	13,733
AstraZeneca PLC[1]	128,000	8,654
Abbott Laboratories	151,000	6,781
Straumann Holding AG1	16,500	4,982
Kalbe Farma Tbk PT1	19,470,000	1,847
		248,314
Consumer staples 7.04%
Lenta Ltd. (GDR)[1,2]	3,441,024	23,238
Lenta Ltd. (GDR)[1,2,3]	1,053,300	7,113
Pernod Ricard SA1	208,900	23,750
Hypermarcas SA, ordinary nominative[2]	3,848,100	21,116
American Funds Insurance Series — New World Fund — Page 28 of 160

Common stocks Consumer staples (continued)	Shares	Value (000)
British American Tobacco PLC[1]	293,000	$16,273
Magnit PJSC (GDR)[1]	388,100	15,526
ITC Ltd.[1]	2,946,478	14,552
United Breweries Ltd.[1]	874,904	12,493
Coca-Cola Co.	275,000	11,814
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	9,135
Kao Corp.[1]	175,000	8,980
Nestlé SA1	73,696	5,463
Procter & Gamble Co.	60,000	4,765
Shiseido Co., Ltd.[1]	223,296	4,621
GRUMA, SAB de CV, Series B	320,000	4,489
Coca-Cola HBC AG (CDI)[1]	173,000	3,688
Coca-Cola Icecek AS, Class C1	200,000	2,546
		189,562
Industrials 5.70%
Airbus Group SE, non-registered shares[1]	431,929	29,001
Cummins Inc.	290,200	25,540
ASSA ABLOY AB, Class B1	992,658	20,791
LT Group, Inc.[1]	53,657,231	16,813
Edenred SA1	644,000	12,134
Gujarat Pipavav Port Ltd.[1,2]	4,910,000	10,442
Meyer Burger Technology AG1,2	1,297,078	7,697
Safran SA1	109,000	7,465
Grupo Aeroportuario del Sureste, SA de CV, Series B	470,000	6,651
Boeing Co.	45,000	6,507
United Technologies Corp.	63,000	6,052
Grupo Aeroportuario del Pacífico SAB de CV	495,482	4,371
		153,464
Energy 4.55%
Reliance Industries Ltd.[1]	3,042,302	46,447
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	6,339,853	27,261
Petróleo Brasileiro SA (Petrobras), preferred nominative[2]	563,600	955
Noble Energy, Inc.	484,000	15,938
Royal Dutch Shell PLC, Class B1	600,000	13,700
Galp Energia, SGPS, SA, Class B1	1,057,173	12,255
Oil Search Ltd.[1]	621,907	3,045
Weatherford International PLC[2]	346,000	2,903
		122,504
Telecommunication services 1.82%
Reliance Communications Ltd.[1,2]	17,458,904	23,149
SoftBank Group Corp.[1]	326,200	16,439
Vodafone Group PLC (ADR)	160,000	5,162
Globe Telecom, Inc.[1]	108,492	4,262
		49,012
Materials 1.55%
Klabin SA, units	4,402,000	26,092
Vale SA, ordinary nominative (ADR)	1,739,853	5,724
Air Liquide SA, bonus shares[1]	45,000	5,054
American Funds Insurance Series — New World Fund — Page 29 of 160

Common stocks Materials (continued)	Shares	Value (000)
First Quantum Minerals Ltd.	875,900	$3,279
Tianhe Chemicals Group Ltd.[1,2]	75,890,000	1,719
		41,868
Utilities 1.24%
China Resources Gas Group Ltd.[1]	8,098,000	24,097
Cheung Kong Infrastructure Holdings Ltd.[1]	1,020,000	9,402
		33,499
Miscellaneous 4.93%
Other common stocks in initial period of acquisition		132,894
Total common stocks (cost: $2,011,608,000)		2,119,944
Preferred securities 0.04% Consumer discretionary 0.04%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	80,472,000	1,156
Total preferred securities (cost: $570,000)		1,156
Rights & warrants 2.42% Consumer staples 1.93%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,2,3]	5,330,000	28,954
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2016[1,2,3]	3,790,000	23,000
		51,954
Consumer discretionary 0.49%
Gree Electric Appliances, Inc. of Zhuhai., Class A, warrants, expire 2018[1,2,3]	3,883,000	13,312
Total rights & warrants (cost: $69,795,000)		65,266
Bonds, notes & other debt instruments 3.74% Bonds & notes of governments & government agencies outside the U.S. 2.94%	Principal amount (000)
Argentina (Republic of) 7.00% 2017	$ 6,475	6,560
Argentina (Republic of) 8.75% 2024[4]	775	818
Brazil (Federal Republic of) Global 4.25% 2025	1,830	1,475
City of Buenos Aires Argentina 8.95% 2021[4]	1,055	1,118
Colombia (Republic of), Series B, 10.00% 2024	COP1,356,500	472
Colombia (Republic of), Series B, 6.00% 2028	2,360,300	586
Colombia (Republic of) Global 4.00% 2024	$400	382
Colombia (Republic of) Global 4.50% 2026	2,515	2,411
Colombia (Republic of) Global 6.125% 2041	425	412
Dominican Republic 9.04% 2018[4]	109	116
Dominican Republic 7.50% 2021[4]	800	860
Dominican Republic 7.50% 2021[3,4]	750	806
Dominican Republic 5.50% 2025[3]	1,270	1,229
Dominican Republic 8.625% 2027[3,4]	575	671
Dominican Republic 7.45% 2044[3]	1,125	1,139
Dominican Republic 7.45% 2044	1,100	1,114
Dominican Republic 6.85% 2045[3]	500	474
Ghana (Republic of) 7.875% 2023	4,095	3,249
Hungarian Government 6.25% 2020	875	980
American Funds Insurance Series — New World Fund — Page 30 of 160

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Hungarian Government 6.375% 2021	$1,250	$1,428
India (Republic of) 8.83% 2023	INR114,800	1,823
India (Republic of) 8.40% 2024	50,000	780
India (Republic of) 8.60% 2028	189,200	2,982
India (Republic of) 9.20% 2030	52,300	865
Indonesia (Republic of) 4.875% 2021	$1,500	1,559
Indonesia (Republic of) 3.75% 2022	650	625
Indonesia (Republic of) 4.75% 2026[3]	1,600	1,583
Indonesia (Republic of) 5.25% 2042	550	500
Indonesia (Republic of) 6.75% 2044	445	478
Kazakhstan (Republic of) 5.125% 2025[3]	400	396
Kazakhstan (Republic of) 6.50% 2045[3]	800	790
Kenya (Republic of) 6.875% 2024	3,600	3,168
Kenya (Republic of) 6.875% 2024[3]	2,750	2,420
Kingdom of Jordan 6.125% 2026[3]	230	235
Morocco Government 4.25% 2022	1,400	1,382
Morocco Government 4.25% 2022[3]	250	247
Morocco Government 5.50% 2042	2,200	2,142
Nigeria (Republic of) 5.125% 2018[3]	225	215
Nigeria (Republic of) 6.75% 2021	500	466
Nigeria (Republic of) 6.75% 2021[3]	460	429
Nigeria (Republic of) 6.375% 2023	2,800	2,478
Nigeria (Republic of) 6.375% 2023[3]	235	208
Pakistan (Republic of) 8.25% 2025[3]	1,160	1,185
Panama (Republic of) Global 6.70% 2036[4]	424	506
Peru (Republic of) 2.75% 2026	€855	925
Peru (Republic of) 4.125% 2027	$1,570	1,546
Peru (Republic of) 6.55% 2037[4]	382	443
Peru (Republic of) 5.625% 2050	130	133
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR19,875	1,169
South Africa (Republic of), Series R-214, 6.50% 2041	41,050	1,766
Turkey (Republic of) 9.00% 2016	TRY700	240
Turkey (Republic of) 3.00% 2021[5]	367	128
Turkey (Republic of) 5.625% 2021	$2,300	2,438
Turkey (Republic of) 2.00% 2024[5]	TRY1,374	445
Turkey (Republic of) 9.00% 2024	10,050	3,169
Turkey (Republic of) 8.00% 2025	3,750	1,105
Turkey (Republic of) 6.75% 2040	$1,000	1,115
Turkey (Republic of) 6.00% 2041	650	666
Turkey (Republic of) 4.875% 2043	300	265
United Mexican States Government 2.50% 2020[5]	MXN10,771	608
United Mexican States Government 4.00% 2040[5]	4,847	286
United Mexican States Government, Series M10, 7.75% 2017	10,000	622
United Mexican States Government, Series M, 6.50% 2021	11,900	718
United Mexican States Government, Series M20, 10.00% 2024	11,000	805
United Mexican States Government Global 3.60% 2025	$2,260	2,208
United Mexican States Government Global, Series A, 4.00% 2023	1,400	1,422
Zambia (Republic of) 8.97% 2027[3,4]	3,955	3,149
		79,133
Corporate bonds & notes 0.54% Energy 0.33%
Ecopetrol SA 5.875% 2023	180	166
Ecopetrol SA 5.875% 2045	435	311
Gazprom OJSC 6.51% 2022[3]	600	606
American Funds Insurance Series — New World Fund — Page 31 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	$900	$809
Petrobras Global Finance Co. 6.85% 2115	4,870	3,178
Petrobras International Finance Co. 3.875% 2016	640	638
Petróleos Mexicanos 5.50% 2021	420	425
Petróleos Mexicanos 3.50% 2023	295	258
Petróleos Mexicanos 6.50% 2041	250	217
Petróleos Mexicanos 5.625% 2046[3]	1,010	777
YPF Sociedad Anónima 8.50% 2025[3]	860	823
YPF Sociedad Anónima 8.50% 2025	800	766
		8,974
Financials 0.09%
BBVA Bancomer SA 6.50% 2021[3]	525	559
HSBK (Europe) BV 7.25% 2021[3]	1,125	1,160
VEB Finance Ltd. 6.902% 2020	600	609
		2,328
Telecommunication services 0.05%
Digicel Group Ltd. 8.25% 2020[3]	600	498
Digicel Group Ltd. 6.00% 2021[3]	750	636
Digicel Group Ltd. 7.125% 2022[3]	350	264
		1,398
Industrials 0.04%
Brunswick Rail Finance Ltd. 6.50% 2017	850	399
Brunswick Rail Finance Ltd. 6.50% 2017[3]	550	258
Lima Metro Line Finance Ltd. 5.875% 2034[3,4]	335	327
		984
Utilities 0.03%
Eskom Holdings Ltd. 5.75% 2021[3]	985	861
Consumer discretionary 0.00%
Grupo Televisa, SAB 7.25% 2043	MXN2,000	97
Total corporate bonds & notes		14,642
U.S. Treasury bonds & notes 0.26% U.S. Treasury 0.26%
U.S. Treasury 2.125% 2016	$7,045	7,065
Total U.S. Treasury bonds & notes		7,065
Total bonds, notes & other debt instruments (cost: $111,127,000)		100,840
Short-term securities 14.69%
Federal Home Loan Bank 0.12%–0.32% due 1/8/2016–2/19/2016	202,900	202,876
Freddie Mac 0.51% due 4/26/2016	19,900	19,881
Gotham Funding Corp. 0.30% due 1/22/2016[3]	25,800	25,793
Nordea Bank AB 0.24% due 1/15/2016[3]	27,100	27,096
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[3]	31,800	31,789
American Funds Insurance Series — New World Fund — Page 32 of 160

Short-term securities	Principal amount (000)	Value (000)
Svenska Handelsbanken Inc. 0.32% due 2/11/2016[3]	$63,500	$63,470
USAA Capital Corp. 0.25% due 1/6/2016	24,700	24,699
Total short-term securities (cost: $395,594,000)		395,604
Total investment securities 99.59% (cost: $2,588,694,000)		2,682,810
Other assets less liabilities 0.41%		10,971
Net assets 100.00%		$2,693,781
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $13,411,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Colombian pesos	1/15/2016	JPMorgan Chase	$917	COP2,829,400	$27
Euros	1/21/2016	HSBC Bank	$516	€475	—[6]
Euros	1/22/2016	HSBC Bank	$384	€350	3
Indian rupees	1/19/2016	JPMorgan Chase	$3,147	INR210,800	(29)
Japanese yen	2/12/2016	Bank of America, N.A.	$1,269	¥153,000	(5)
Japanese yen	2/18/2016	UBS AG	$523	¥63,000	(2)
Mexican pesos	1/15/2016	JPMorgan Chase	$231	MXN3,900	5
Mexican pesos	1/28/2016	Barclays Bank PLC	$663	MXN11,350	6
Mexican pesos	2/19/2016	UBS AG	$2,256	MXN38,600	25
South African rand	1/19/2016	UBS AG	$1,399	ZAR21,400	20
Turkish lira	1/15/2016	JPMorgan Chase	$255	TRY750	(2)
Turkish lira	1/20/2016	JPMorgan Chase	$266	TRY785	(2)
Turkish lira	1/21/2016	Bank of America, N.A.	$647	TRY1,950	(17)
Turkish lira	1/29/2016	Citibank	$578	TRY1,700	—[6]
					$29
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,399,865,000, which represented 51.97% of the net assets of the fund. This amount includes $1,299,479,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $242,472,000, which represented 9.00% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Amount less than one thousand.

American Funds Insurance Series — New World Fund — Page 33 of 160

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
COP = Colombian pesos
€ = Euros
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
TRY = Turkish lira
ZAR = South African rand
American Funds Insurance Series — New World Fund — Page 34 of 160

Blue Chip Income and Growth Fund
Investment portfolio
December 31, 2015
Common stocks 95.58% Health care 15.74%	Shares	Value (000)
Amgen Inc.	2,694,600	$437,414
Gilead Sciences, Inc.	1,600,412	161,946
Medtronic PLC	1,375,000	105,765
AbbVie Inc.	1,664,800	98,623
Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	78,899
Bristol-Myers Squibb Co.	1,125,000	77,389
Novartis AG (ADR)	708,500	60,959
Abbott Laboratories	850,000	38,174
Merck & Co., Inc.	500,000	26,410
		1,085,579
Information technology 15.69%
Intel Corp.	7,787,000	268,262
Avago Technologies Ltd.	1,042,000	151,246
Western Union Co.	8,225,000	147,310
Texas Instruments Inc.	2,630,000	144,150
Microsoft Corp.	2,507,000	139,089
Oracle Corp.	2,900,000	105,937
Apple Inc.	770,000	81,050
International Business Machines Corp.	330,000	45,415
		1,082,459
Industrials 14.28%
Norfolk Southern Corp.	1,731,800	146,493
CSX Corp.	4,422,000	114,751
Union Pacific Corp.	1,269,000	99,236
Precision Castparts Corp.	420,000	97,444
Boeing Co.	580,000	83,862
General Electric Co.	2,400,000	74,760
General Dynamics Corp.	450,000	61,812
Illinois Tool Works Inc.	650,000	60,242
United Technologies Corp.	500,000	48,035
Rockwell Automation	450,000	46,174
Cummins Inc.	473,100	41,638
Waste Management, Inc.	600,000	32,022
Eaton Corp. PLC	600,000	31,224
United Parcel Service, Inc., Class B	250,000	24,057
PACCAR Inc	500,000	23,700
		985,450
Telecommunication services 11.55%
Verizon Communications Inc.	7,491,339	346,250
AT&T Inc.	8,811,000	303,186
CenturyLink, Inc.	5,856,000	147,337
		796,773
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 160

Common stocks Consumer staples 10.24%	Shares	Value (000)
Altria Group, Inc.	3,754,000	$218,521
Philip Morris International Inc.	1,000,000	87,910
Kraft Heinz Co.	1,076,666	78,338
Mondelez International, Inc.	1,580,000	70,847
Kimberly-Clark Corp.	500,000	63,650
Coca-Cola Co.	1,250,000	53,700
ConAgra Foods, Inc.	1,200,000	50,592
Kellogg Co.	592,000	42,784
PepsiCo, Inc.	400,000	39,968
		706,310
Energy 6.22%
Canadian Natural Resources, Ltd.	6,736,000	147,047
Noble Energy, Inc.	2,488,000	81,930
Halliburton Co.	1,859,000	63,280
Cabot Oil & Gas Corp.	3,395,000	60,058
Exxon Mobil Corp.	546,300	42,584
Royal Dutch Shell PLC, Class B (ADR)	750,000	34,530
		429,429
Consumer discretionary 5.86%
Johnson Controls, Inc.	2,075,000	81,942
General Motors Co.	2,000,000	68,020
Las Vegas Sands Corp.	1,548,000	67,864
McDonald’s Corp.	500,000	59,070
Priceline Group Inc.[1]	41,500	52,910
Royal Caribbean Cruises Ltd.	500,000	50,605
Wynn Resorts, Ltd.	339,900	23,518
		403,929
Materials 4.10%
Monsanto Co.	1,001,000	98,618
Dow Chemical Co.	850,000	43,758
Praxair, Inc.	375,000	38,400
Vale SA, Class A, preferred nominative (ADR)	12,719,337	32,434
Vale SA, ordinary nominative (ADR)	460,500	1,515
Rio Tinto PLC (ADR)	830,000	24,170
Celanese Corp., Series A	350,000	23,565
International Flavors & Fragrances Inc.	168,000	20,100
		282,560
Financials 3.64%
JPMorgan Chase & Co.	1,190,000	78,576
American International Group, Inc.	1,146,000	71,017
U.S. Bancorp	1,000,000	42,670
Crown Castle International Corp.	400,000	34,580
HSBC Holdings PLC (ADR)	618,749	24,422
		251,265
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 36 of 160

Common stocks Utilities 3.37%	Shares	Value (000)
Exelon Corp.	6,175,000	$171,480
Southern Co.	1,000,000	46,790
Xcel Energy Inc.	250,000	8,977
NextEra Energy, Inc.	50,000	5,195
		232,442
Miscellaneous 4.89%
Other common stocks in initial period of acquisition		337,176
Total common stocks (cost: $5,652,956,000)		6,593,372
Short-term securities 4.15%	Principal amount (000)
ExxonMobil Corp. 0.27% due 1/19/2016	$38,100	38,093
Federal Home Loan Bank 0.12%–0.58% due 1/7/2016–6/20/2016	167,700	167,640
Freddie Mac 0.51% due 4/26/2016	11,800	11,788
General Electric Co. 0.15% due 1/4/2016	23,200	23,200
National Rural Utilities Cooperative Finance Corp. 0.40% due 1/21/2016	25,000	24,995
Paccar Financial Corp. 0.29% due 1/20/2016	10,000	9,998
Parker-Hannifin Corp. 0.30% due 1/11/2016[2]	10,300	10,299
Total short-term securities (cost: $285,975,000)		286,013
Total investment securities 99.73% (cost: $5,938,931,000)		6,879,385
Other assets less liabilities 0.27%		18,889
Net assets 100.00%		$6,898,274
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $10,299,000, which represented .15% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 37 of 160

Global Growth and Income Fund
Investment portfolio
December 31, 2015
Common stocks 93.16% Financials 16.42%	Shares	Value (000)
AXA SA1	1,634,360	$44,681
JPMorgan Chase & Co.	396,800	26,201
Wells Fargo & Co.	402,000	21,853
CME Group Inc., Class A	165,500	14,994
ICICI Bank Ltd. (ADR)	1,800,000	14,094
Crown Castle International Corp.	163,000	14,091
Iron Mountain Inc.	495,905	13,394
Banco Santander, SA (ADR)	2,000,000	9,740
Banco Santander, SA1	503,637	2,473
Daiwa House Industry Co., Ltd.[1]	350,000	10,035
Brookfield Property Partners LP	400,000	9,296
Fairfax Financial Holdings Ltd. (CAD denominated)	19,000	9,020
First Republic Bank	130,000	8,588
ORIX Corp.[1]	590,000	8,277
Blackstone Group LP	274,250	8,019
Sun Hung Kai Properties Ltd.[1]	630,000	7,561
AIA Group Ltd.[1]	1,220,000	7,268
Prudential PLC[1]	310,000	6,940
American Express Co.	92,000	6,399
Bankia, SA1	5,144,000	5,982
Sumitomo Mitsui Financial Group, Inc.[1]	150,000	5,658
PNC Financial Services Group, Inc.	50,000	4,765
Suncorp Group Ltd.[1]	522,000	4,570
Goldman Sachs Group, Inc.	25,200	4,542
Ping An Insurance (Group) Co. of China, Ltd., Class H1	780,000	4,286
East West Bancorp, Inc.	100,000	4,156
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,500,000	4,129
Itaú Unibanco Holding SA, preferred nominative (ADR)	550,000	3,581
KeyCorp	270,000	3,561
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	305,297	2,647
CenterState Banks, Inc.	60,945	954
		291,755
Consumer discretionary 14.09%
McDonald’s Corp.	305,000	36,033
Home Depot, Inc.	243,000	32,137
D.R. Horton, Inc.	750,000	24,022
Amazon.com, Inc.[2]	24,000	16,221
Comcast Corp., Class A	255,000	14,390
Toll Brothers, Inc.[2]	400,000	13,320
HUGO BOSS AG1	150,000	12,491
GameStop Corp., Class A	440,000	12,338
adidas AG1	123,825	12,066
Maruti Suzuki India Ltd.[1]	165,000	11,493
Barratt Developments PLC[1]	1,100,000	10,080
ProSiebenSat.1 Media SE1	190,000	9,611
American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 160

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Carnival PLC[1]	165,000	$9,368
Don Quijote Holdings Co., Ltd.[1]	245,000	8,607
Ryohin Keikaku Co., Ltd.[1]	35,000	7,096
Liberty Global PLC, Class C2	103,008	4,200
Liberty Global PLC, Class A2	41,312	1,750
SES SA, Class A (FDR)[1]	150,000	4,158
Daily Mail and General Trust PLC, Class A, nonvoting[1]	380,000	3,903
Woolworths Holdings Ltd.[1]	590,000	3,813
Las Vegas Sands Corp.	75,000	3,288
		250,385
Information technology 12.37%
Microsoft Corp.	1,147,000	63,636
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	13,290,800	57,351
Avago Technologies Ltd.	200,000	29,030
Cisco Systems, Inc.	500,000	13,577
Alibaba Group Holding Ltd. (ADR)[2]	160,000	13,003
TE Connectivity Ltd.	175,000	11,307
Alphabet Inc., Class C2	9,000	6,830
Alphabet Inc., Class A2	5,000	3,890
Nintendo Co., Ltd.[1]	60,000	8,260
Halma PLC[1]	610,000	7,731
ASM Pacific Technology Ltd.[1]	663,300	5,189
		219,804
Industrials 12.27%
Airbus Group SE, non-registered shares[1]	374,000	25,112
United Continental Holdings, Inc.[2]	400,000	22,920
Geberit AG1	60,000	20,181
American Airlines Group Inc.	445,000	18,846
Boeing Co.	120,000	17,351
Abertis Infraestructuras, SA, Class A1	935,550	14,583
SECOM Co., Ltd.[1]	185,000	12,519
Ryanair Holdings PLC (ADR)	141,375	12,223
Masco Corp.	400,000	11,320
General Electric Co.	275,000	8,566
Meggitt PLC[1]	1,521,430	8,392
Deere & Co.	100,000	7,627
Wolseley PLC[1]	125,000	6,795
Lockheed Martin Corp.	30,000	6,514
Delta Air Lines, Inc.	125,000	6,336
Robert Half International Inc.	100,000	4,714
Spirax-Sarco Engineering PLC[1]	96,428	4,645
Union Pacific Corp.	34,500	2,698
Cummins Inc.	30,000	2,640
ASSA ABLOY AB, Class B1	108,000	2,262
Rickmers Maritime[1]	26,144,893	1,800
		218,044
Health care 8.53%
UnitedHealth Group Inc.	278,000	32,704
Merck & Co., Inc.	563,900	29,785
Novartis AG1	329,000	28,122
Medtronic PLC	211,000	16,230
Regeneron Pharmaceuticals, Inc.[2]	18,000	9,771
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 160

Common stocks Health care (continued)	Shares	Value (000)
Novo Nordisk A/S, Class B1	142,500	$8,191
Thermo Fisher Scientific Inc.	55,000	7,802
Bayer AG1	50,000	6,273
Roche Holding AG, non-registered shares, non-voting[1]	20,000	5,512
Takeda Pharmaceutical Co. Ltd.[1]	75,000	3,734
AstraZeneca PLC[1]	50,000	3,380
		151,504
Consumer staples 8.48%
British American Tobacco PLC[1]	403,500	22,410
Procter & Gamble Co.	225,000	17,867
Philip Morris International Inc.	190,000	16,703
Mead Johnson Nutrition Co.	165,000	13,027
Imperial Tobacco Group PLC[1]	225,000	11,834
Walgreens Boots Alliance, Inc.	123,000	10,474
Seven & i Holdings Co., Ltd.[1]	192,000	8,754
Unilever NV, depository receipts[1]	200,000	8,665
Alimentation Couche-Tard Inc., Class B	175,000	7,703
Shiseido Co., Ltd.[1]	335,000	6,932
Associated British Foods PLC[1]	130,000	6,399
Costco Wholesale Corp.	36,606	5,912
Nestlé SA1	79,700	5,908
Hypermarcas SA, ordinary nominative[2]	810,000	4,445
Booker Group PLC[1]	1,380,000	3,688
		150,721
Telecommunication services 5.05%
AT&T Inc.	610,000	20,990
Verizon Communications Inc.	234,117	10,821
Verizon Communications Inc. (CDI)[1]	145,105	6,739
Orange[1]	830,000	13,924
KDDI Corp.[1]	380,000	9,837
Vodafone Group PLC[1]	2,350,000	7,601
Globe Telecom, Inc.[1]	162,385	6,380
TalkTalk Telecom Group PLC[1]	1,728,000	5,507
SoftBank Group Corp.[1]	106,000	5,342
TDC A/S1	527,000	2,614
		89,755
Energy 4.86%
ConocoPhillips	505,000	23,578
Chevron Corp.	237,000	21,321
Schlumberger Ltd.	125,000	8,719
Coal India Ltd.[1]	1,500,000	7,451
Royal Dutch Shell PLC, Class A (ADR)	130,000	5,953
Enbridge Inc. (CAD denominated)	159,244	5,294
Galp Energia, SGPS, SA, Class B1	355,000	4,115
Noble Energy, Inc.	90,000	2,964
Peyto Exploration & Development Corp.	157,000	2,822
Tallgrass Energy GP, LP, Class A2	150,000	2,395
WorleyParsons Ltd.[1]	505,000	1,680
		86,292
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 160

Common stocks Materials 3.90%	Shares	Value (000)
E.I. du Pont de Nemours and Co.	425,000	$28,305
Newmont Mining Corp.	1,000,000	17,990
Potash Corp. of Saskatchewan Inc.	650,000	11,128
Rio Tinto PLC[1]	265,000	7,723
Grasim Industries Ltd.[1]	70,000	4,170
		69,316
Utilities 2.21%
Exelon Corp.	500,000	13,885
EDP - Energias de Portugal, SA1	2,510,000	9,021
Power Assets Holdings Ltd.[1]	815,500	7,487
ENN Energy Holdings Ltd.[1]	870,000	4,612
National Grid PLC[1]	310,000	4,264
		39,269
Miscellaneous 4.98%
Other common stocks in initial period of acquisition		88,449
Total common stocks (cost: $1,462,436,000)		1,655,294
Preferred securities 0.03% Consumer discretionary 0.03%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	34,020,000	489
Total preferred securities (cost: $256,000)		489
Bonds, notes & other debt instruments 0.14% U.S. Treasury bonds & notes 0.14% U.S. Treasury 0.14%	Principal amount (000)
U.S. Treasury 2.125% 2016	$2,525	2,532
Total bonds, notes & other debt instruments (cost: $2,533,000)		2,532
Short-term securities 6.85%
American Honda Finance Corp. 0.20% due 1/7/2016	20,000	19,999
ANZ New Zealand (International) Ltd. 0.41% due 1/14/2016[3]	12,000	11,998
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.42% due 1/28/2016	20,000	19,994
BASF AG 0.40% due 3/29/2016[3]	10,000	9,990
Federal Home Loan Bank 0.24% due 1/25/2016	10,000	9,999
Freddie Mac 0.51% due 4/26/2016	19,500	19,481
General Electric Co. 0.15% due 1/4/2016	10,300	10,300
Svenska Handelsbanken Inc. 0.40% due 3/2/2016[3]	20,000	19,984
Total short-term securities (cost: $121,734,000)		121,745
Total investment securities 100.18% (cost: $1,586,959,000)		1,780,060
Other assets less liabilities (0.18)%		(3,278)
Net assets 100.00%		$1,776,782
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Growth and Income Fund — Page 41 of 160

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $20,442,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	1/22/2016	HSBC Bank	$1,784	A$2,450	$1
Australian dollars	1/29/2016	HSBC Bank	$817	A$1,150	(20)
Euros	1/21/2016	Citibank	$9,293	€8,425	132
Japanese yen	1/11/2016	Bank of America, N.A.	$1,935	¥238,000	(46)
Japanese yen	1/12/2016	JPMorgan Chase	$53	¥6,500	(1)
Japanese yen	1/29/2016	Bank of America, N.A.	$163	¥20,000	(3)
Japanese yen	1/29/2016	JPMorgan Chase	$225	¥27,500	(5)
Japanese yen	2/12/2016	Bank of America, N.A.	$54	¥6,500	—[4]
Japanese yen	2/18/2016	UBS AG	$54	¥6,500	—[4]
					$58
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous," was $660,724,000, which represented 37.19% of the net assets of the fund. This amount includes $656,554,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $41,972,000, which represented 2.36% of the net assets of the fund.
[4]	Amount less than one thousand.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
FDR = Fiduciary Depositary Receipts
A$ = Australian dollars
CAD = Canadian dollars
€ = Euros
¥ = Japanese yen
American Funds Insurance Series — Global Growth and Income Fund — Page 42 of 160

Growth-Income Fund
Investment portfolio
December 31, 2015
Common stocks 92.13% Health care 16.27%	Shares	Value (000)
Amgen Inc.	5,038,858	$817,958
Gilead Sciences, Inc.	4,986,900	504,624
Express Scripts Holding Co.[1]	3,176,309	277,641
Stryker Corp.	2,385,241	221,684
Medtronic PLC	2,763,700	212,584
Alexion Pharmaceuticals, Inc.[1]	1,000,700	190,883
UnitedHealth Group Inc.	1,518,396	178,624
Illumina, Inc.[1]	919,330	176,461
Humana Inc.	943,600	168,442
Merck & Co., Inc.	2,835,080	149,749
Cardinal Health, Inc.	1,280,000	114,266
Quest Diagnostics Inc.	1,525,000	108,488
Endo International PLC[1]	1,737,400	106,364
Hologic, Inc.[1]	2,631,300	101,805
Eli Lilly and Co.	1,106,700	93,250
Johnson & Johnson	890,000	91,421
Pfizer Inc.	1,995,851	64,426
Novartis AG2	585,150	50,017
Incyte Corp.[1]	457,000	49,562
Bayer AG2	390,000	48,930
Thermo Fisher Scientific Inc.	325,000	46,101
Kite Pharma, Inc.[1]	724,700	44,656
St. Jude Medical, Inc.	699,585	43,213
Abbott Laboratories	781,800	35,111
Agios Pharmaceuticals, Inc.[1]	378,000	24,540
AmerisourceBergen Corp.	180,800	18,751
		3,939,551
Information technology 16.02%
Alphabet Inc., Class A1	461,350	358,935
Alphabet Inc., Class C1	459,052	348,365
Texas Instruments Inc.	10,865,959	595,563
Microsoft Corp.	9,373,727	520,054
Oracle Corp.	8,797,001	321,354
Intel Corp.	7,977,500	274,825
Avago Technologies Ltd.	1,507,100	218,756
Accenture PLC, Class A	2,010,500	210,097
Broadcom Corp., Class A	2,514,200	145,371
Yahoo! Inc.[1]	2,438,000	81,088
Qorvo, Inc.[1]	1,339,419	68,176
Intuit Inc.	689,400	66,527
Tata Consultancy Services Ltd.[2]	1,800,000	66,061
Alibaba Group Holding Ltd. (ADR)[1]	800,000	65,016
Automatic Data Processing, Inc.	747,300	63,311
VeriSign, Inc.[1]	692,200	60,471
Visa Inc., Class A	647,600	50,221
American Funds Insurance Series — Growth-Income Fund — Page 43 of 160

Common stocks Information technology (continued)	Shares	Value (000)
Apple Inc.	439,700	$46,283
MercadoLibre, Inc.	402,000	45,965
Motorola Solutions, Inc.	641,200	43,890
NetApp, Inc.	1,471,690	39,044
Tableau Software, Inc., Class A1	388,200	36,576
Arista Networks, Inc.[1]	420,000	32,693
ASML Holding NV (New York registered)	308,700	27,403
SAP SE2	239,500	19,077
Mobileye NV1	416,800	17,622
KLA-Tencor Corp.	170,000	11,790
First Solar, Inc.[1]	170,000	11,218
Nintendo Co., Ltd.[2]	75,000	10,325
Linear Technology Corp.	200,000	8,494
Western Union Co.	400,000	7,164
Verint Systems Inc.[1]	125,924	5,108
Xura, Inc.[1]	97,000	2,384
		3,879,227
Consumer discretionary 12.74%
Amazon.com, Inc.[1]	1,121,000	757,673
Home Depot, Inc.	1,968,000	260,268
Twenty-First Century Fox, Inc., Class A	7,306,200	198,436
Netflix, Inc.[1]	1,621,677	185,487
Comcast Corp., Class A	3,093,000	174,538
Newell Rubbermaid Inc.	3,671,300	161,831
Carnival Corp., units	2,617,200	142,585
Time Warner Inc.	2,125,002	137,424
Royal Caribbean Cruises Ltd.	1,341,600	135,783
Viacom Inc., Class B	3,270,400	134,610
Las Vegas Sands Corp.	1,922,000	84,260
Fiat Chrysler Automobiles NV1,2	6,000,000	82,618
Delphi Automotive PLC	951,100	81,538
Sirius XM Holdings Inc.[1]	17,164,000	69,857
Starbucks Corp.	1,159,600	69,611
Daily Mail and General Trust PLC, Class A, nonvoting[2]	6,400,000	65,734
Toyota Motor Corp.[2]	1,050,000	64,449
Cedar Fair, LP	1,031,500	57,599
Johnson Controls, Inc.	1,289,306	50,915
General Motors Co.	1,067,400	36,302
Marks and Spencer Group PLC[2]	4,879,000	32,422
Daimler AG2	372,500	31,093
NIKE, Inc., Class B	405,200	25,325
Coach, Inc.	630,000	20,620
Scripps Networks Interactive, Inc., Class A	287,100	15,851
Kering SA2	46,000	7,841
		3,084,670
Financials 9.46%
State Street Corp.	3,659,300	242,831
Crown Castle International Corp.	2,682,400	231,893
Wells Fargo & Co.	4,010,900	218,032
Marsh & McLennan Companies, Inc.	3,426,100	189,977
JPMorgan Chase & Co.	2,594,300	171,302
Intercontinental Exchange, Inc.	463,533	118,785
American International Group, Inc.	1,850,000	114,644
American Funds Insurance Series — Growth-Income Fund — Page 44 of 160

Common stocks Financials (continued)	Shares	Value (000)
Weyerhaeuser Co.[1]	3,784,541	$113,461
Progressive Corp.	3,167,400	100,723
Goldman Sachs Group, Inc.	555,000	100,028
Iron Mountain Inc.	3,487,921	94,209
BB&T Corp.	2,115,000	79,968
Aon PLC, Class A	725,700	66,917
Barclays PLC[2]	20,543,750	66,494
Credit Suisse Group AG2	2,957,692	63,926
Moody’s Corp.	447,458	44,898
CME Group Inc., Class A	388,400	35,189
Bank of New York Mellon Corp.	805,000	33,182
Citigroup Inc.	600,000	31,050
HSBC Holdings PLC (ADR)	769,270	30,363
UBS Group AG2	1,343,666	25,857
ACE Ltd.	217,200	25,380
Prudential Financial, Inc.	300,000	24,423
Umpqua Holdings Corp.	1,422,300	22,615
Sun Life Financial Inc.	416,200	12,979
American Tower Corp.	114,300	11,081
Ameriprise Financial, Inc.	101,100	10,759
U.S. Bancorp	201,000	8,577
		2,289,543
Consumer staples 8.71%
Philip Morris International Inc.	4,578,330	402,481
Coca-Cola Co.	6,371,900	273,737
Kroger Co.	5,629,200	235,469
CVS Health Corp.	1,670,000	163,276
Altria Group, Inc.	2,604,000	151,579
Procter & Gamble Co.	1,734,200	137,713
Herbalife Ltd.[1]	2,192,100	117,540
Walgreens Boots Alliance, Inc.	1,300,000	110,702
PepsiCo, Inc.	998,419	99,762
Avon Products, Inc.	20,974,400	84,946
Mondelez International, Inc.	1,774,400	79,564
L’Oréal SA, bonus shares[2]	470,000	79,073
Asahi Group Holdings, Ltd.[2]	2,122,000	66,338
Pernod Ricard SA2	515,000	58,551
Reynolds American Inc.	940,000	43,381
Hypermarcas SA, ordinary nominative[1]	889,500	4,881
		2,108,993
Industrials 8.60%
Union Pacific Corp.	4,115,069	321,798
General Dynamics Corp.	1,773,000	243,539
Norfolk Southern Corp.	1,866,314	157,872
CSX Corp.	5,825,600	151,174
Nielsen Holdings PLC	2,651,039	123,539
Cummins Inc.	994,300	87,508
Precision Castparts Corp.	362,322	84,062
United Technologies Corp.	816,300	78,422
CAE Inc.	6,800,000	75,436
Waste Management, Inc.	1,338,000	71,409
Towers Watson & Co., Class A	548,002	70,396
3M Co.	442,700	66,688
American Funds Insurance Series — Growth-Income Fund — Page 45 of 160

Common stocks Industrials (continued)	Shares	Value (000)
Rockwell Automation	617,600	$63,372
Republic Services, Inc.	1,430,000	62,906
Air Lease Corp., Class A	1,865,000	62,440
Siemens AG (ADR)	391,000	37,605
Siemens AG2	150,000	14,553
Safran SA2	709,713	48,606
General Electric Co.	1,484,000	46,227
Boeing Co.	258,800	37,420
United Continental Holdings, Inc.[1]	553,322	31,705
Waste Connections, Inc.	558,200	31,438
Marubeni Corp.[2]	5,400,000	27,721
Lockheed Martin Corp.	109,900	23,865
Caterpillar Inc.	240,000	16,310
IDEX Corp.	205,800	15,766
Meggitt PLC[2]	2,680,000	14,782
Nordson Corp.	163,000	10,457
Chart Industries, Inc.[1]	272,000	4,885
		2,081,901
Energy 6.97%
ConocoPhillips	5,604,460	261,672
EOG Resources, Inc.	2,565,400	181,605
Royal Dutch Shell PLC, Class A (ADR)	3,251,000	148,863
Chevron Corp.	1,642,000	147,714
Schlumberger Ltd.	2,055,000	143,336
Noble Energy, Inc.	3,477,600	114,517
TOTAL SA2	2,069,883	92,184
Halliburton Co.	2,672,800	90,982
Concho Resources Inc.[1]	950,000	88,217
Apache Corp.	1,395,000	62,036
Baker Hughes Inc.	1,227,600	56,654
BP PLC[2]	10,404,972	54,220
Enbridge Inc. (CAD denominated)	1,572,497	52,277
Canadian Natural Resources, Ltd.	2,140,000	46,738
Veresen Inc.	6,420,000	41,108
Chesapeake Energy Corp.	5,850,000	26,325
Eni SpA[2]	1,775,727	26,306
Tullow Oil PLC[1,2]	6,204,000	15,121
BG Group PLC[2]	657,200	9,530
Cabot Oil & Gas Corp.	490,000	8,668
Anadarko Petroleum Corp.	176,000	8,550
Cobalt International Energy, Inc.[1]	1,465,200	7,912
Cenovus Energy Inc. (CAD denominated)	334,700	4,233
		1,688,768
Materials 6.03%
Celanese Corp., Series A	5,805,900	390,911
Monsanto Co.	2,838,200	279,620
Dow Chemical Co.	4,352,900	224,087
Valspar Corp.	1,233,600	102,327
International Flavors & Fragrances Inc.	814,900	97,495
Mosaic Co.	2,903,500	80,108
Rio Tinto PLC[2]	2,182,000	63,589
Albemarle Corp.	1,024,000	57,354
Freeport-McMoRan Inc.	7,800,000	52,806
American Funds Insurance Series — Growth-Income Fund — Page 46 of 160

Common stocks Materials (continued)	Shares	Value (000)
Vale SA, Class A, preferred nominative (ADR)	14,293,800	$36,449
Vale SA, Class A, preferred nominative	4,190,000	10,856
Praxair, Inc.	251,000	25,702
Koninklijke DSM NV2	419,424	20,989
PolyOne Corp.	226,000	7,178
Labrador Iron Ore Royalty Corp.	792,600	5,493
First Quantum Minerals Ltd.	1,359,100	5,088
		1,460,052
Telecommunication services 2.60%
Verizon Communications Inc.	11,362,701	525,184
AT&T Inc.	2,610,000	89,810
CenturyLink, Inc.	540,000	13,586
		628,580
Utilities 1.09%
Sempra Energy	1,649,600	155,079
Dominion Resources, Inc.	750,000	50,730
Exelon Corp.	1,550,000	43,043
AES Corp.	1,631,000	15,609
		264,461
Miscellaneous 3.64%
Other common stocks in initial period of acquisition		881,557
Total common stocks (cost: $17,326,562,000)		22,307,303
Convertible stocks 0.03% Financials 0.02%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[3]	6,000	4,560
Miscellaneous 0.01%
Other convertible stocks in initial period of acquisition		4,272
Total convertible stocks (cost: $9,587,000)		8,832
Convertible bonds 0.19% Information technology 0.19%	Principal amount (000)
VeriSign, Inc., convertible notes, 4.297% 2037	$ 18,020	46,232
Total convertible bonds (cost: $27,669,000)		46,232
Bonds, notes & other debt instruments 0.07% Corporate bonds & notes 0.07% Telecommunication services 0.07%
Sprint Nextel Corp. 9.125% 2017	13,000	13,227
Sprint Nextel Corp. 11.50% 2021	3,700	3,423
Total bonds, notes & other debt instruments (cost: $16,700,000)		16,650
American Funds Insurance Series — Growth-Income Fund — Page 47 of 160

Short-term securities 7.64%	Principal amount (000)	Value (000)
Abbott Laboratories 0.20% due 2/2/2016[4]	$40,000	$39,991
Apple Inc. 0.15%–0.16% due 1/7/2016–1/8/2016[4]	100,000	99,994
CAFCO, LLC 0.80% due 6/20/2016	58,000	57,846
Chariot Funding, LLC 0.42%–0.50% due 1/4/2016–5/3/2016[4]	44,400	44,319
Chevron Corp. 0.24% due 2/18/2016[4]	50,000	49,975
Emerson Electric Co. 0.22% due 1/14/2016[4]	15,800	15,799
ExxonMobil Corp. 0.36%–0.42% due 1/11/2016–2/2/2016	98,200	98,179
Fannie Mae 0.26% due 2/9/2016	25,000	24,996
Federal Home Loan Bank 0.11%–0.47% due 1/4/2016–5/20/2016	824,070	823,852
Freddie Mac 0.16%–0.27% due 1/8/2016–4/5/2016	125,000	124,964
Honeywell International Inc. 0.29% due 1/28/2016[4]	18,000	17,995
John Deere Financial Inc. 0.18% due 1/14/2016[4]	35,000	34,997
John Deere Financial Ltd. 0.17% due 1/12/2016[4]	44,000	43,996
Microsoft Corp. 0.19% due 1/13/2016[4]	40,000	39,997
National Rural Utilities Cooperative Finance Corp. 0.40% due 1/13/2016	50,000	49,994
Paccar Financial Corp. 0.18% due 1/22/2016	20,000	19,996
Pfizer Inc 0.16%–0.32% due 1/20/2016–2/22/2016[4]	70,000	69,975
Regents of the University of California 0.20% due 1/21/2016	33,000	32,996
U.S. Treasury Bills 0.24%–0.42% due 4/28/2016–5/19/2016	75,000	74,921
Walt Disney Co. 0.19% due 1/13/2016[4]	85,000	84,993
Total short-term securities (cost: $1,849,657,000)		1,849,775
Total investment securities 100.06% (cost: $19,230,175,000)		24,228,792
Other assets less liabilities (0.06)%		(15,399)
Net assets 100.00%		$24,213,393
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" was $1,389,203,000, which represented 5.74% of the net assets of the fund. This amount includes $1,310,130,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $542,031,000, which represented 2.24% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$4,560.02%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth-Income Fund — Page 48 of 160

International Growth and Income Fund
Investment portfolio
December 31, 2015
Common stocks 88.66% Financials 21.12%	Shares	Value (000)
Prudential PLC[1]	1,107,824	$24,802
Wharf (Holdings) Ltd.[1]	3,626,000	20,014
St. James’s Place PLC[1]	1,048,000	15,457
Cheung Kong Property Holdings Ltd.[1]	2,233,348	14,408
Barclays PLC[1]	3,887,562	12,583
Siam Commercial Bank PCL[1]	2,906,000	9,590
BNP Paribas SA1	165,700	9,379
bank muscat (SAOG)[1]	7,092,750	8,677
Jupiter Fund Management PLC[1]	1,168,000	7,723
RioCan Real Estate Investment Trust	424,788	7,273
Banco Bilbao Vizcaya Argentaria, SA1	651,122	4,749
Banco Bilbao Vizcaya Argentaria, SA (ADR)	325,528	2,386
Japan Real Estate Investment Corp.[1]	1,432	6,964
HDFC Bank Ltd.[1]	333,000	6,656
Assicurazioni Generali SpA[1]	340,000	6,217
Credit Suisse Group AG1	285,610	6,173
Link Real Estate Investment Trust[1]	821,000	4,898
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,617,600	4,453
UBS Group AG1	230,000	4,426
Bank of Ireland[1,2]	11,762,000	4,343
Mitsui Fudosan Co., Ltd.[1]	172,000	4,310
Bank of Montreal	75,500	4,260
Banco Santander, SA1	867,553	4,259
Sampo Oyj, Class A1	82,700	4,192
HSBC Holdings PLC (HKD denominated)[1]	466,226	3,697
Bank Rakyat Indonesia (Persero) Tbk PT1	4,084,000	3,338
Land and Houses PCL, nonvoting depository receipt[1]	9,108,000	2,384
ING Groep NV, depository receipts[1]	109,000	1,467
Sberbank of Russia (GDR)[1,3]	116,832	681
		209,759
Consumer staples 15.84%
Philip Morris International Inc.	420,300	36,949
British American Tobacco PLC[1]	419,900	23,321
Imperial Tobacco Group PLC[1]	338,763	17,818
Japan Tobacco Inc.[1]	446,600	16,398
CALBEE, Inc.[1]	284,400	11,936
Glanbia PLC[1]	533,000	9,802
Nestlé SA1	124,000	9,191
Associated British Foods PLC[1]	184,080	9,061
Thai Beverage PCL[1]	13,413,900	6,520
Pernod Ricard SA1	49,250	5,599
Coca-Cola Icecek AS, Class C1	351,000	4,468
Marine Harvest ASA[1,2]	239,116	3,219
Orion Corp.[1]	3,000	2,965
		157,247
American Funds Insurance Series — International Growth and Income Fund — Page 49 of 160

Common stocks Consumer discretionary 12.36%	Shares	Value (000)
H & M Hennes & Mauritz AB, Class B1	489,320	$17,424
Kering SA1	88,500	15,085
Toyota Motor Corp.[1]	161,000	9,882
GKN PLC[1]	1,832,000	8,317
Whitbread PLC[1]	119,297	7,709
Taylor Wimpey plc[1]	2,255,000	6,734
Numericable-SFR, non-registered shares[1]	157,435	5,716
Daily Mail and General Trust PLC, Class A, nonvoting[1]	543,600	5,583
L’Occitane International SA1	2,840,000	5,484
Barratt Developments PLC[1]	582,296	5,336
WPP PLC[1]	221,600	5,101
Crown Resorts Ltd.[1]	564,000	5,095
HUGO BOSS AG1	60,500	5,038
Galaxy Entertainment Group Ltd.[1]	1,100,000	3,430
Rightmove PLC[1]	55,700	3,367
Inchcape PLC[1]	291,000	3,346
Sands China Ltd.[1]	972,000	3,288
RTL Group SA, non-registered shares[1]	32,100	2,681
Daimler AG1	24,700	2,062
Hyundai Mobis Co., Ltd.[1]	6,508	1,358
Genting Singapore PLC[1]	1,253,300	676
		122,712
Utilities 10.74%
EDP - Energias de Portugal, SA1	10,961,084	39,393
SSE PLC[1]	1,289,846	28,883
National Grid PLC[1]	815,498	11,217
Power Assets Holdings Ltd.[1]	1,013,000	9,300
Cheung Kong Infrastructure Holdings Ltd.[1]	702,000	6,471
ENN Energy Holdings Ltd.[1]	858,000	4,548
Centrica PLC[1]	1,005,219	3,229
Power Grid Corp. of India Ltd.[1]	1,000,853	2,128
PT Perusahaan Gas Negara (Persero) Tbk[1]	7,354,100	1,455
		106,624
Health care 8.98%
Novartis AG1	429,870	36,744
Orion Oyj, Class B1	429,600	14,809
GlaxoSmithKline PLC[1]	538,000	10,867
Bayer AG1	67,223	8,434
UCB SA1	85,200	7,669
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	166,000	5,365
Astellas Pharma Inc.[1]	369,000	5,241
		89,129
Industrials 6.70%
CK Hutchison Holdings Ltd.[1]	1,283,348	17,225
ASSA ABLOY AB, Class B1	620,400	12,994
Airbus Group SE, non-registered shares[1]	104,000	6,983
Rolls-Royce Holdings PLC[1,2]	633,000	5,358
Jardine Matheson Holdings Ltd.[1]	94,200	4,574
Deutsche Post AG1	141,000	3,971
VINCI SA1	57,500	3,687
AA PLC[1]	799,000	3,679
Bunzl PLC[1]	122,752	3,391
American Funds Insurance Series — International Growth and Income Fund — Page 50 of 160

Common stocks Industrials (continued)	Shares	Value (000)
Randstad Holding NV1	54,000	$3,359
AB Volvo, Class B1	93,800	866
Schneider Electric SE1	7,228	411
		66,498
Energy 4.08%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	642,886	14,443
BP PLC[1]	1,169,200	6,093
Peyto Exploration & Development Corp.	330,000	5,931
Veresen Inc.	922,000	5,904
Suncor Energy Inc.	164,987	4,259
Canadian Natural Resources, Ltd.	168,000	3,669
BG Group PLC[1]	12,400	180
		40,479
Telecommunication services 3.42%
Advanced Info Service PCL[1]	1,880,000	7,880
China Mobile Ltd.[1]	700,000	7,845
Intouch Holdings PCL, nonvoting depository receipts[1]	2,450,000	3,512
Intouch Holdings PCL[1]	1,983,000	2,842
Bharti Infratel Ltd.[1]	620,000	3,995
MTN Group Ltd.[1]	440,000	3,772
Mobile TeleSystems OJSC (ADR)	362,500	2,240
TeliaSonera AB1	377,000	1,875
		33,961
Materials 2.85%
Fortescue Metals Group Ltd.[1]	6,300,000	8,497
Syngenta AG1	12,080	4,742
HeidelbergCement AG1	55,800	4,552
Rio Tinto PLC[1]	115,000	3,351
Amcor Ltd.[1]	282,000	2,744
BASF SE1	31,200	2,385
Vale SA, Class A, preferred nominative (ADR)	814,185	2,076
		28,347
Information technology 2.57%
Quanta Computer Inc.[1]	4,430,000	7,077
Delta Electronics, Inc.[1]	1,453,266	6,821
ASML Holding NV1	51,000	4,545
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	750,000	3,236
Baidu, Inc., Class A (ADR)[2]	15,000	2,836
Mail.Ru Group Ltd. (GDR)[1,2]	45,000	1,012
		25,527
Total common stocks (cost: $928,690,000)		880,283
Convertible bonds 0.25% Financials 0.25%	Principal amount (000)
bank muscat (SAOG), convertible notes, 3.50% 2018	OMR1,003	247
Bank of Ireland, convertible notes, 10.00% 2016	€1,950	2,208
Total convertible bonds (cost: $2,814,000)		2,455
American Funds Insurance Series — International Growth and Income Fund — Page 51 of 160

Bonds, notes & other debt instruments 1.51% Corporate bonds & notes 0.95% Materials 0.87%	Principal amount (000)	Value (000)
First Quantum Minerals Ltd. 6.75% 2020[3]	$2,349	$1,527
FMG Resources 9.75% 2022[3]	7,750	7,130
		8,657
Financials 0.08%
Bank of Ireland 10.24% (undated)	€680	739
Total corporate bonds & notes		9,396
Bonds & notes of governments & government agencies outside the U.S. 0.55%
Hungarian Government, Series 20/A, 7.50% 2020	HUF118,480	497
India (Republic of) 8.60% 2028	INR315,400	4,971
		5,468
U.S. Treasury bonds & notes 0.01% U.S. Treasury 0.01%
U.S. Treasury 0.50% 2016	$120	120
Total U.S. Treasury bonds & notes		120
Total bonds, notes & other debt instruments (cost: $16,707,000)		14,984
Short-term securities 9.22%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.38% due 1/4/2016	4,100	4,100
Chevron Corp. 0.42% due 1/26/2016[3]	19,800	19,795
Federal Home Loan Bank 0.46%–0.52% due 4/1/2016–4/4/2016	18,600	18,589
Freddie Mac 0.22% due 1/6/2016	8,700	8,700
Liberty Street Funding Corp. 0.45% due 1/21/2016[3]	8,600	8,598
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[3]	22,800	22,792
Toronto-Dominion Holdings USA Inc. 0.56% due 4/8/2016[3]	9,000	8,986
Total short-term securities (cost: $91,546,000)		91,560
Total investment securities 99.64% (cost: $1,039,757,000)		989,282
Other assets less liabilities 0.36%		3,597
Net assets 100.00%		$992,879
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous," was $798,047,000, which represented 80.38% of the net assets of the fund. This amount includes $791,391,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $69,509,000, which represented 7.00% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts	HKD = Hong Kong dollars
GDR = Global Depositary Receipts	HUF = Hungarian forints
€ = Euros	INR = Indian rupees
GBP = British pounds	OMR = Omani rials
American Funds Insurance Series — International Growth and Income Fund — Page 52 of 160

Capital Income Builder®
Investment portfolio
December 31, 2015
Common stocks 80.76% Consumer staples 14.77%	Shares	Value (000)
Philip Morris International Inc.	99,575	$8,754
Altria Group, Inc.	86,010	5,007
Coca-Cola Co.	109,445	4,702
Unilever PLC[1]	79,610	3,409
Japan Tobacco Inc.[1]	80,600	2,959
Procter & Gamble Co.	27,100	2,152
Tate & Lyle PLC[1]	203,200	1,791
Imperial Tobacco Group PLC[1]	33,200	1,746
Diageo PLC[1]	46,900	1,279
Reynolds American Inc.	27,440	1,266
Nestlé SA1	16,972	1,258
British American Tobacco PLC[1]	12,200	677
		35,000
Financials 12.90%
Sampo Oyj, Class A1	91,789	4,652
Swedbank AB, Class A1	187,792	4,124
Wells Fargo & Co.	53,500	2,908
Mercury General Corp.	47,810	2,227
Iron Mountain Inc.	75,195	2,031
BB&T Corp.	41,180	1,557
Aberdeen Asset Management PLC[1]	359,500	1,532
PNC Financial Services Group, Inc.	15,600	1,487
Bank of China Ltd., Class H1	3,121,000	1,381
Svenska Handelsbanken AB, Class A1	103,654	1,368
Arthur J. Gallagher & Co.	31,000	1,269
CME Group Inc., Class A	13,995	1,268
HSBC Holdings PLC (GBP denominated)[1]	128,320	1,013
People’s United Financial, Inc.	61,350	991
Skandinaviska Enskilda Banken AB, Class A1	77,721	813
Henderson Group PLC[1]	171,200	774
Umpqua Holdings Corp.	40,300	641
Crown Castle International Corp.	6,100	527
		30,563
Utilities 9.48%
SSE PLC[1]	281,663	6,307
National Grid PLC[1]	313,540	4,312
Duke Energy Corp.	34,500	2,463
Infratil Ltd.[1]	743,558	1,660
Red Eléctrica de Corporación, SA1	18,874	1,573
Cheung Kong Infrastructure Holdings Ltd.[1]	169,000	1,558
Power Assets Holdings Ltd.[1]	156,000	1,432
CMS Energy Corp.	38,100	1,375
American Funds Insurance Series — Capital Income Builder — Page 53 of 160

Common stocks Utilities (continued)	Shares	Value (000)
EDP - Energias de Portugal, SA1	303,484	$1,091
Glow Energy PCL[1]	345,300	703
		22,474
Health care 8.11%
AstraZeneca PLC[1]	77,450	5,236
AstraZeneca PLC (ADR)	71,580	2,430
Pfizer Inc.	183,980	5,939
GlaxoSmithKline PLC[1]	160,800	3,248
Roche Holding AG, non-registered shares, non-voting[1]	4,118	1,135
Novartis AG1	11,465	980
AbbVie Inc.	4,320	256
		19,224
Telecommunication services 7.60%
Verizon Communications Inc.	154,751	7,153
Singapore Telecommunications Ltd.[1]	957,100	2,463
HKT Trust and HKT Ltd., units[1]	1,308,340	1,669
Vodafone Group PLC[1]	465,900	1,507
NTT DoCoMo, Inc.[1]	72,900	1,494
freenet AG1	35,183	1,193
AT&T Inc.	29,680	1,021
TDC A/S1	188,780	936
TeliaSonera AB1	98,983	492
CenturyLink, Inc.	3,765	95
		18,023
Information technology 7.29%
Microsoft Corp.	90,860	5,041
Xilinx, Inc.	52,440	2,463
Texas Instruments Inc.	35,430	1,942
VTech Holdings Ltd.[1]	177,600	1,835
Paychex, Inc.	33,510	1,772
Ricoh Co., Ltd.[1]	146,300	1,503
International Business Machines Corp.	10,100	1,390
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	310,000	1,337
		17,283
Consumer discretionary 6.18%
Greene King PLC[1]	189,020	2,580
Gannett Co., Inc.	135,340	2,205
Las Vegas Sands Corp.	44,200	1,938
Marks and Spencer Group PLC[1]	217,900	1,448
Viacom Inc., Class B	29,500	1,214
BCA Marketplace PLC[1]	460,000	1,171
ProSiebenSat.1 Media SE1	22,384	1,132
SES SA, Class A (FDR)[1]	39,472	1,094
Electrolux AB, Series B1	40,587	974
Modern Times Group MTG AB, Class B1	35,157	897
		14,653
Energy 6.09%
ConocoPhillips	91,215	4,259
Exxon Mobil Corp.	36,600	2,853
Helmerich & Payne, Inc.	45,200	2,421
American Funds Insurance Series — Capital Income Builder — Page 54 of 160

Common stocks Energy (continued)	Shares	Value (000)
Royal Dutch Shell PLC, Class B1	66,360	$1,515
Kinder Morgan, Inc.	82,900	1,237
Enbridge Inc. (CAD denominated)	32,470	1,079
Occidental Petroleum Corp.	9,900	669
Eni SpA[1]	26,766	397
		14,430
Industrials 5.10%
BAE Systems PLC[1]	398,200	2,931
Lockheed Martin Corp.	12,355	2,683
MTR Corp. Ltd.[1]	184,500	910
Covanta Holding Corp.	55,000	852
Edenred SA1	44,957	847
Sydney Airport, units[1]	178,562	821
Siemens AG1	8,143	790
Boeing Co.	5,300	766
AA PLC[1]	133,500	615
Air New Zealand Ltd.[1]	290,675	587
Safran SA1	3,995	274
		12,076
Materials 2.61%
Dow Chemical Co.	30,615	1,576
Amcor Ltd.[1]	155,910	1,517
Givaudan SA1	749	1,348
Nucor Corp.	24,130	972
Potash Corp. of Saskatchewan Inc. (CAD denominated)	45,700	783
		6,196
Miscellaneous 0.63%
Other common stocks in initial period of acquisition		1,495
Total common stocks (cost: $200,112,000)		191,417
Convertible stocks 0.32% Financials 0.32%
American Tower Corp., Series B, 5.5% depository share, convertible preferred 2018	7,500	757
Total convertible stocks (cost: $756,000)		757
Bonds, notes & other debt instruments 15.69% U.S. Treasury bonds & notes 5.80% U.S. Treasury 5.35%	Principal amount (000)
U.S. Treasury 1.25% 2020	$600	591
U.S. Treasury 1.375% 2020	700	688
U.S. Treasury 2.25% 2021	1,125	1,148
U.S. Treasury 8.00% 2021	4,750	6,346
U.S. Treasury 2.00% 2025	600	585
U.S. Treasury 2.875% 2045	600	583
U.S. Treasury 3.00% 2045	2,757	2,747
		12,688
American Funds Insurance Series — Capital Income Builder — Page 55 of 160

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 0.45%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	$1,103	$1,069
Total U.S. Treasury bonds & notes		13,757
Mortgage-backed obligations 5.67%
Government National Mortgage Assn. 4.00% 2045[3]	6,859	7,289
Government National Mortgage Assn. 4.50% 2045[3]	1,064	1,146
Government National Mortgage Assn. 4.50% 2045[3]	899	968
Government National Mortgage Assn. 4.50% 2045[3]	792	854
Government National Mortgage Assn. 4.50% 2045[3]	504	542
Government National Mortgage Assn. 4.50% 2045[3]	390	420
Government National Mortgage Assn. 5.00% 2045[3]	149	164
Government National Mortgage Assn. 5.00% 2045[3]	99	109
Government National Mortgage Assn. 5.616% 2059[3]	163	168
Government National Mortgage Assn. 4.81% 2060[3]	140	146
Government National Mortgage Assn. 5.46% 2060[3]	131	139
Government National Mortgage Assn. 4.664% 2061[3]	204	214
Government National Mortgage Assn. 4.797% 2061[3]	180	188
Government National Mortgage Assn. 6.856% 2061[3]	76	80
Government National Mortgage Assn. 4.559% 2062[3]	57	61
Government National Mortgage Assn. 4.625% 2062[3]	436	463
Government National Mortgage Assn. 4.356% 2063[3]	139	148
Government National Mortgage Assn. 4.491% 2063[3]	58	62
Government National Mortgage Assn. 4.549% 2063[3]	178	191
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[3]	80	81
		13,433
Corporate bonds & notes 2.99% Financials 1.18%
AvalonBay Communities, Inc. 6.10% 2020	100	114
Bank of America Corp. 5.625% 2020	300	334
BB&T Corp. 6.85% 2019	100	114
Berkshire Hathaway Inc. 4.25% 2021	100	109
BNP Paribas 5.00% 2021	100	111
Developers Diversified Realty Corp. 7.875% 2020	100	120
Goldman Sachs Group, Inc., Series D, 6.00% 2020	300	340
JPMorgan Chase & Co. 6.30% 2019	200	224
JPMorgan Chase & Co. 4.25% 2020	200	212
Kimco Realty Corp. 6.875% 2019	100	115
Morgan Stanley 7.30% 2019	200	230
Morgan Stanley 5.50% 2020	300	334
Wells Fargo & Co. 5.625% 2017	100	107
Wells Fargo & Co. 4.60% 2021	300	327
		2,791
Consumer discretionary 0.55%
Comcast Corp. 5.15% 2020	100	112
Ford Motor Credit Co. 8.125% 2020	300	354
General Motors Financial Co. 4.375% 2021	300	305
Johnson Controls, Inc. 5.00% 2020	200	214
Time Warner Inc. 4.75% 2021	200	215
Viacom Inc. 5.625% 2019	100	108
		1,308
American Funds Insurance Series — Capital Income Builder — Page 56 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 0.29%	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 4.375% 2020	$120	$117
Enbridge Energy Partners, LP, Series B, 6.50% 2018	100	105
EnLink Midstream Partners, LP 4.40% 2024	100	79
Enterprise Products Operating LLC 6.50% 2019	100	110
Kinder Morgan Energy Partners, LP 5.30% 2020	200	198
Williams Partners LP 4.125% 2020	100	90
		699
Utilities 0.24%
Entergy Corp. 5.125% 2020	200	215
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	100	114
NV Energy, Inc 6.25% 2020	100	114
Progress Energy, Inc. 7.05% 2019	100	114
		557
Health care 0.23%
Amerisource Bergen 4.875% 2019	100	108
Becton, Dickinson and Co. 5.00% 2019	100	108
Boston Scientific Corp. 6.00% 2020	200	222
McKesson Corp. 7.50% 2019	100	115
		553
Telecommunication services 0.18%
Verizon Communications Inc. 5.50% 2018	100	108
Verizon Communications Inc. 4.50% 2020	300	322
		430
Consumer staples 0.15%
Altria Group, Inc. 9.25% 2019	200	245
Kraft Foods Inc. 6.125% 2018	100	110
		355
Industrials 0.12%
Caterpillar Financial Services Corp. 7.15% 2019	100	115
General Electric Capital Corp. 5.50% 2020	150	168
		283
Materials 0.05%
BHP Billiton Finance (USA) Ltd. 6.50% 2019	100	110
Total corporate bonds & notes		7,086
Asset-backed obligations 1.23%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[3]	57	57
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class B, 2.08% 2020[3]	250	247
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,4]	92	91
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[3,4]	82	82
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,4]	182	181
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[3,4]	95	95
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2018[3]	113	113
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[3]	250	251
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[3]	1,165	1,169
American Funds Insurance Series — Capital Income Builder — Page 57 of 160

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[3]	$500	$498
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[3]	125	125
		2,909
Total bonds, notes & other debt instruments (cost: $37,383,000)		37,185
Short-term securities 3.80%
Chevron Corp. 0.17% due 1/19/2016[4]	2,400	2,399
Federal Home Loan Bank 0.12% due 1/7/2016	1,200	1,200
General Electric Co. 0.15% due 1/4/2016	4,000	4,000
Paccar Financial Corp. 0.19% due 1/25/2016	1,400	1,400
Total short-term securities (cost: $9,000,000)		8,999
Total investment securities 100.57% (cost: $247,251,000)		238,358
Other assets less liabilities (0.57)%		(1,353)
Net assets 100.00%		$237,005
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $95,783,000, which represented 40.41% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,848,000, which represented 1.20% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
American Funds Insurance Series — Capital Income Builder — Page 58 of 160

Asset Allocation Fund
Investment portfolio
December 31, 2015
Common stocks 66.06% Information technology 14.44%	Shares	Value (000)
Microsoft Corp.	15,325,000	$850,231
Intel Corp.	6,879,000	236,981
VeriSign, Inc.[1]	2,675,000	233,688
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	10,000,000	227,500
ASML Holding NV (New York registered)	2,200,000	195,294
Intuit Inc.	2,000,000	193,000
Texas Instruments Inc.	3,000,000	164,430
KLA-Tencor Corp.	2,000,000	138,700
AAC Technologies Holdings Inc.[2]	15,000,000	97,520
Alphabet Inc., Class A1	60,000	46,681
Alphabet Inc., Class C1	60,164	45,657
Avago Technologies Ltd.	585,000	84,913
Cisco Systems, Inc.	2,000,000	54,310
Amphenol Corp., Class A	714,000	37,292
Analog Devices, Inc.	590,000	32,639
TE Connectivity Ltd.	215,000	13,891
		2,652,727
Consumer discretionary 10.72%
Comcast Corp., Class A	6,840,000	385,981
Amazon.com, Inc.[1]	568,000	383,906
Home Depot, Inc.	2,405,000	318,061
VF Corp.	3,230,000	201,067
Twenty-First Century Fox, Inc., Class A	5,850,000	158,886
Newell Rubbermaid Inc.	3,000,000	132,240
General Motors Co.	3,500,000	119,035
NIKE, Inc., Class B	1,520,000	95,000
Hasbro, Inc.	900,000	60,624
CBS Corp., Class B	568,100	26,775
MGM Resorts International[1]	1,100,000	24,992
Naspers Ltd., Class N2	155,000	21,192
Target Corp.	250,000	18,153
Time Warner Inc.	200,000	12,934
Cooper-Standard Holdings Inc.[1]	145,300	11,274
		1,970,120
Financials 8.82%
JPMorgan Chase & Co.	4,925,000	325,198
ACE Ltd.	2,620,000	306,147
First Republic Bank	2,200,000	145,332
Citigroup Inc.	2,750,000	142,312
PNC Financial Services Group, Inc.	1,200,000	114,372
Capital One Financial Corp.	1,200,000	86,616
Bank of America Corp.	5,000,000	84,150
Goldman Sachs Group, Inc.	450,000	81,103
American Express Co.	1,050,000	73,027
American Funds Insurance Series — Asset Allocation Fund — Page 59 of 160

Common stocks Financials (continued)	Shares	Value (000)
Marsh & McLennan Companies, Inc.	1,200,000	$66,540
Arch Capital Group Ltd.[1]	860,000	59,985
Sumitomo Mitsui Financial Group, Inc. (ADR)	7,500,000	56,925
Allstate Corp.	750,000	46,568
Moody’s Corp.	165,798	16,636
American Tower Corp.	150,000	14,543
		1,619,454
Industrials 8.22%
Lockheed Martin Corp.	2,115,000	459,272
Boeing Co.	1,720,000	248,695
Robert Half International Inc.	2,800,000	131,992
Nielsen Holdings PLC	2,500,000	116,500
General Electric Co.	3,500,000	109,025
Rockwell Collins, Inc.	1,180,000	108,914
Danaher Corp.	1,000,000	92,880
Parker-Hannifin Corp.	700,000	67,886
United Technologies Corp.	515,000	49,476
Precision Castparts Corp.	180,000	41,762
Cummins Inc.	330,000	29,043
ASSA ABLOY AB, Class B2	900,000	18,850
TransDigm Group Inc.[1]	80,000	18,276
Waste Connections, Inc.	275,000	15,488
CEVA Group PLC[1,2,3]	6,143	2,764
Atrium Corp.[1,2,3]	535	1
		1,510,824
Health care 7.86%
Merck & Co., Inc.	5,450,000	287,869
UnitedHealth Group Inc.	2,417,000	284,336
Johnson & Johnson	2,075,000	213,144
Humana Inc.	1,019,000	181,902
Pfizer Inc.	4,910,000	158,495
Thermo Fisher Scientific Inc.	785,000	111,352
Incyte Corp.[1]	1,000,000	108,450
Roche Holding AG, non-registered shares, non-voting[2]	200,000	55,117
Express Scripts Holding Co.[1]	275,000	24,038
Aetna Inc.	160,000	17,299
Rotech Healthcare Inc.[1,2]	184,138	1,383
		1,443,385
Energy 5.64%
Weatherford International PLC[1]	19,500,000	163,605
Noble Energy, Inc.	4,700,000	154,771
Chevron Corp.	1,625,000	146,185
Concho Resources Inc.[1]	1,335,000	123,968
Helmerich & Payne, Inc.	1,860,200	99,614
Schlumberger Ltd.	1,325,000	92,419
ConocoPhillips	1,965,000	91,746
Tallgrass Energy GP, LP, Class A1,4	3,100,000	49,507
Kinder Morgan, Inc.	2,150,000	32,078
Enbridge Inc.	875,450	29,056
Royal Dutch Shell PLC, Class B (ADR)	440,000	20,257
American Funds Insurance Series — Asset Allocation Fund — Page 60 of 160

Common stocks Energy (continued)	Shares	Value (000)
FMC Technologies, Inc.[1]	600,000	$17,406
Denbury Resources Inc.	8,000,000	16,160
		1,036,772
Consumer staples 4.21%
Philip Morris International Inc.	2,850,000	250,543
Coca-Cola Co.	3,440,000	147,782
Unilever NV	2,450,000	106,134
Nestlé SA2	1,310,000	97,102
Kraft Heinz Co.	970,000	70,577
Procter & Gamble Co.	770,000	61,146
Reynolds American Inc.	450,000	20,768
CVS Health Corp.	200,000	19,554
		773,606
Materials 4.02%
E.I. du Pont de Nemours and Co.	3,860,781	257,128
FMC Corp.	3,350,000	131,085
LyondellBasell Industries NV	1,500,000	130,350
Dow Chemical Co.	2,500,000	128,700
Nucor Corp.	1,500,000	60,450
Potash Corp. of Saskatchewan Inc.	1,808,800	30,967
		738,680
Telecommunication services 1.10%
Verizon Communications Inc.	1,565,000	72,334
T-Mobile US, Inc.[1]	1,500,000	58,680
AT&T Inc.	1,500,000	51,615
Zayo Group Holdings, Inc.[1]	711,721	18,925
		201,554
Utilities 0.37%
Dominion Resources, Inc.	1,000,000	67,640
Miscellaneous 0.66%
Other common stocks in initial period of acquisition		120,717
Total common stocks (cost: $8,966,609,000)		12,135,479
Convertible stocks 0.04% Industrials 0.04%
CEVA Group PLC, Series A-1, 3.622% convertible preferred[2,5]	6,267	3,917
CEVA Group PLC, Series A-2, 2.622% convertible preferred[2,5]	5,998	2,699
Total convertible stocks (cost: $15,028,000)		6,616
Bonds, notes & other debt instruments 24.41% U.S. Treasury bonds & notes 10.92% U.S. Treasury 8.84%	Principal amount (000)
U.S. Treasury 1.50% 2016[6]	$110,000	110,525
U.S. Treasury 2.00% 2016	10,500	10,513
U.S. Treasury 7.25% 2016	2,000	2,049
American Funds Insurance Series — Asset Allocation Fund — Page 61 of 160

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2017	$125,000	$124,336
U.S. Treasury 0.625% 2018	153,000	151,123
U.S. Treasury 1.125% 2018	5,000	4,993
U.S. Treasury 3.50% 2018	20,000	21,009
U.S. Treasury 1.50% 2019	400,000	401,648
U.S. Treasury 1.50% 2019	59,000	58,792
U.S. Treasury 1.625% 2019	30,000	30,117
U.S. Treasury 1.75% 2019	21,000	21,149
U.S. Treasury 1.25% 2020	327,000	322,069
U.S. Treasury 1.25% 2020	48,000	47,233
U.S. Treasury 1.375% 2020	8,500	8,399
U.S. Treasury 1.625% 2020	125,000	124,452
U.S. Treasury 2.25% 2024	8,000	7,998
U.S. Treasury 2.375% 2024	70,000	70,760
U.S. Treasury 2.00% 2025	54,000	52,653
U.S. Treasury 4.75% 2041	15,000	19,959
U.S. Treasury 3.125% 2043	17,500	17,955
U.S. Treasury 3.375% 2044	7,000	7,520
U.S. Treasury 2.50% 2045	9,000	8,084
		1,623,336
U.S. Treasury inflation-protected securities 2.08%
U.S. Treasury Inflation-Protected Security 0.625% 2024[7]	179,402	177,514
U.S. Treasury Inflation-Protected Security 0.375% 2025[7]	15,044	14,573
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	18,094	15,924
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	130,448	132,911
U.S. Treasury Inflation-Protected Security 0.75% 2045[7]	46,966	41,013
		381,935
Total U.S. Treasury bonds & notes		2,005,271
Corporate bonds & notes 7.96% Financials 1.47%
ACE INA Holdings Inc. 2.30% 2020	1,345	1,337
ACE INA Holdings Inc. 2.875% 2022	3,850	3,827
ACE INA Holdings Inc. 3.15% 2025	3,255	3,223
ACE INA Holdings Inc. 3.35% 2026	850	849
American Campus Communities, Inc. 3.35% 2020	765	765
American Campus Communities, Inc. 3.75% 2023	2,000	1,971
American Campus Communities, Inc. 4.125% 2024	2,835	2,820
American International Group, Inc. 3.875% 2035	4,000	3,539
Bank of America Corp. 2.625% 2020	4,000	3,956
Bank of America Corp. 3.875% 2025	8,500	8,647
Barclays Bank PLC 3.65% 2025	3,960	3,813
BB&T Corp. 2.45% 2020	6,000	6,043
BPCE SA group 5.70% 2023[3]	3,000	3,159
BPCE SA group 4.00% 2024	1,775	1,841
BPCE SA group 4.625% 2024[3]	2,400	2,339
Brandywine Operating Partnership, LP 3.95% 2023	380	371
CIT Group Inc. 3.875% 2019	12,735	12,703
Citigroup Inc. 2.65% 2020	8,500	8,448
Communications Sales & Leasing, Inc. 6.00% 2023[3]	4,250	4,027
Communications Sales & Leasing, Inc. 8.25% 2023	3,902	3,346
Corporate Office Properties LP 5.25% 2024	3,595	3,684
American Funds Insurance Series — Asset Allocation Fund — Page 62 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Corporate Office Properties LP 5.00% 2025	$1,770	$1,743
Credit Agricole SA 4.375% 2025[3]	1,620	1,572
Credit Suisse Group AG 1.70% 2018	4,000	3,973
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045[3]	2,000	1,980
Crescent Resources 10.25% 2017[3]	2,050	2,058
DDR Corp. 3.625% 2025	1,135	1,074
Developers Diversified Realty Corp. 7.50% 2017	3,460	3,687
Essex Portfolio L.P. 3.875% 2024	2,115	2,117
Essex Portfolio L.P. 3.50% 2025	4,420	4,261
Goldman Sachs Group, Inc. 2.55% 2019	4,000	4,003
Goldman Sachs Group, Inc. 3.85% 2024	3,000	3,068
Goldman Sachs Group, Inc. 4.75% 2045	2,810	2,802
Hospitality Properties Trust 6.30% 2016	3,000	3,010
Hospitality Properties Trust 6.70% 2018	6,540	6,922
HSBC Holdings PLC 4.25% 2024	3,000	3,019
Icahn Enterprises Finance Corp. 3.50% 2017	5,425	5,466
Intercontinentalexchange, Inc. 2.50% 2018	7,000	7,065
Intercontinentalexchange, Inc. 3.75% 2025	2,470	2,481
Intesa Sanpaolo SpA 5.017% 2024[3]	5,730	5,650
iStar Financial Inc. 4.00% 2017	7,275	7,151
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,455
JPMorgan Chase & Co. 1.35% 2017	1,515	1,512
JPMorgan Chase & Co. 3.25% 2022	3,000	3,022
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,196
Kimco Realty Corp. 6.875% 2019	2,375	2,730
Kimco Realty Corp. 3.40% 2022	1,570	1,558
Kimco Realty Corp. 3.125% 2023	2,820	2,735
Lloyds Banking Group PLC 2.30% 2018	1,810	1,819
Lloyds Banking Group PLC 4.50% 2024	6,000	6,103
MetLife Global Funding I 2.50% 2020[3]	8,000	7,963
MetLife, Inc. 4.05% 2045	3,760	3,492
Morgan Stanley 4.00% 2025	1,050	1,084
Morgan Stanley 4.30% 2045	2,695	2,580
Nordea Bank AB 2.50% 2020[3]	4,450	4,430
PNC Financial Services Group, Inc. 2.854% 2022	1,445	1,429
PNC Financial Services Group, Inc. 3.90% 2024	6,000	6,157
Prologis, Inc. 3.75% 2025	1,425	1,416
Prudential Financial, Inc. 3.50% 2024	6,000	6,041
QBE Insurance Group Ltd. 2.40% 2018[3]	5,000	5,008
Rabobank Nederland 4.375% 2025	4,500	4,586
Realogy Corp. 4.50% 2019[3]	8,925	9,204
Realogy Corp. 5.25% 2021[3]	1,500	1,543
Realogy Corp., LOC, 4.40% 2016[8,9,10]	376	370
Scentre Group 3.25% 2025[3]	2,870	2,699
Scentre Group 3.50% 2025[3]	3,970	3,860
UBS Group AG 4.125% 2025[3]	2,750	2,739
US Bancorp. 3.70% 2024	7,000	7,340
WEA Finance LLC 3.25% 2020[3]	3,530	3,549
Wells Fargo & Co. 2.55% 2020	2,175	2,166
Wells Fargo & Co. 2.60% 2020	4,000	3,994
Wells Fargo & Co. 3.55% 2025	4,000	4,042
Wells Fargo & Co. 4.90% 2045	5,000	5,058
		269,690
American Funds Insurance Series — Asset Allocation Fund — Page 63 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 1.36%	Principal amount (000)	Value (000)
AbbVie Inc. 3.20% 2022	$1,670	$1,647
AbbVie Inc. 4.40% 2042	2,035	1,908
Actavis Funding SCS 3.45% 2022	4,150	4,162
Actavis Funding SCS 3.85% 2024	5,000	5,020
Actavis Funding SCS 4.75% 2045	2,000	1,957
Amgen Inc. 2.70% 2022	3,400	3,305
AstraZeneca PLC 3.375% 2025	7,390	7,352
Baxalta Inc. 2.875% 2020[3]	5,405	5,346
Bayer AG 2.375% 2019[3]	2,750	2,754
Biogen Inc. 3.625% 2022	2,810	2,846
Boston Scientific Corp. 3.85% 2025	8,000	7,888
Celgene Corp. 3.55% 2022	1,290	1,304
Celgene Corp. 3.625% 2024	3,000	2,957
Celgene Corp. 4.625% 2044	1,000	948
Centene Corp. 4.75% 2022	6,960	6,769
Concordia Healthcare Corp. 9.50% 2022[3]	1,920	1,901
Concordia Healthcare Corp. 7.00% 2023[3]	910	794
ConvaTec Finance International SA 8.25% 2019[3,11]	5,600	5,229
DaVita HealthCare Partners Inc. 5.00% 2025	3,275	3,169
DJO Finance LLC 10.75% 2020[3]	2,835	2,580
DJO Finco Inc. 8.125% 2021[3]	7,165	6,377
EMD Finance LLC 3.25% 2025[3]	8,000	7,595
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	2,725	2,657
Gilead Sciences, Inc. 3.05% 2016	4,300	4,373
Gilead Sciences, Inc. 3.25% 2022	2,260	2,278
HCA Inc. 3.75% 2019	2,465	2,490
HealthSouth Corp. 5.75% 2024[3]	1,800	1,726
HealthSouth Corp. 5.75% 2025[3]	2,085	1,949
inVentiv Health Inc., Term Loan B4, 7.75% 2018[8,9,10]	2,075	2,047
inVentiv Health Inc. 9.00% 2018[3]	7,585	7,794
inVentiv Health Inc. 10.00% 2018	4,776	4,561
inVentiv Health Inc. 10.00% 2018	3,010	2,995
inVentiv Health Inc. 12.00% 2018[3,11]	10,955	9,945
Kindred Healthcare, Inc. 8.00% 2020	1,225	1,151
Kinetic Concepts, Inc. 10.50% 2018	15,490	15,141
Kinetic Concepts, Inc. 12.50% 2019	7,430	6,780
Laboratory Corporation of America Holdings 3.20% 2022	2,665	2,620
Mallinckrodt PLC 4.875% 2020[3]	4,365	4,223
Mallinckrodt PLC 5.75% 2022[3]	670	647
McKesson Corp. 3.796% 2024	3,500	3,525
Medtronic, Inc. 4.375% 2035	2,710	2,743
Medtronic, Inc. 4.625% 2045	2,885	2,982
Molina Healthcare, Inc. 5.375% 2022[3]	1,170	1,173
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[8,9,10]	3,859	3,294
PRA Holdings, Inc. 9.50% 2023[3]	2,730	2,982
Quintiles Transnational Corp. 4.875% 2023[3]	1,075	1,086
Roche Holdings, Inc. 2.875% 2021[3]	8,000	8,114
Roche Holdings, Inc. 3.00% 2025[3]	6,000	5,939
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,8,9,10]	3,030	2,979
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,8,9,10]	2,400	2,388
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,8,9,10,11]	5,706	5,103
Tenet Healthcare Corp., First Lien, 4.75% 2020	3,290	3,323
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,080	6,430
Tenet Healthcare Corp., First Lien, 4.50% 2021	3,725	3,650
American Funds Insurance Series — Asset Allocation Fund — Page 64 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Thermo Fisher Scientific Inc. 2.40% 2019	$4,000	$4,002
Thermo Fisher Scientific Inc. 4.15% 2024	2,000	2,082
UnitedHealth Group Inc. 3.35% 2022	4,355	4,459
VPI Escrow Corp. 6.75% 2018[3]	5,425	5,403
VPI Escrow Corp. 6.375% 2020[3]	11,455	11,111
VRX Escrow Corp. 6.125% 2025[3]	4,125	3,692
Zimmer Holdings, Inc. 3.15% 2022	6,015	5,922
		249,567
Energy 1.11%
Alpha Natural Resources, Inc. 7.50% 2020[3,12]	4,600	104
Alpha Natural Resources, Inc. 7.50% 2020[3,12]	2,719	61
American Energy (Marcellus), Term Loan B, 5.25% 2020[8,9,10]	4,225	1,146
American Energy (Marcellus), Term Loan A, 8.50% 2021[8,9,10]	1,475	22
American Energy (Permian Basin) 7.125% 2020[3]	1,450	553
American Energy (Permian Basin) 7.375% 2021[3]	1,325	523
APT Pipelines Ltd. 4.20% 2025[3]	7,000	6,590
Bonanza Creek Energy, Inc. 6.75% 2021	1,375	839
Bonanza Creek Energy, Inc. 5.75% 2023	1,475	774
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,065
Cenovus Energy Inc. 3.80% 2023	3,970	3,602
Chesapeake Energy Corp. 4.875% 2022	5,050	1,427
Chevron Corp. 3.326% 2025	1,165	1,175
CONSOL Energy Inc. 5.875% 2022	7,500	4,687
DCP Midstream Operating LP 4.95% 2022	775	636
Denbury Resources Inc. 4.625% 2023	6,075	1,986
Devon Energy Corp. 5.00% 2045	6,590	5,011
Diamond Offshore Drilling, Inc. 4.875% 2043	5,810	3,549
Ecopetrol SA 5.375% 2026	4,230	3,611
Enbridge Energy Partners, LP 5.20% 2020	1,150	1,166
Enbridge Energy Partners, LP 5.875% 2025	2,515	2,429
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,900	1,992
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	1,915
Enbridge Inc. 4.00% 2023	8,500	7,533
Energy Transfer Partners, LP 4.15% 2020	3,500	3,233
Energy Transfer Partners, LP 5.875% 2024	3,225	2,645
Energy Transfer Partners, LP 4.75% 2026	3,500	3,018
EnLink Midstream Partners, LP 4.15% 2025	5,580	4,303
EnLink Midstream Partners, LP 5.05% 2045	3,135	1,949
Ensco PLC 5.75% 2044	3,370	2,226
Enterprise Products Operating LLC 5.20% 2020	1,710	1,796
Enterprise Products Operating LLC 4.90% 2046	3,970	3,255
EP Energy Corp. 9.375% 2020	1,975	1,269
EP Energy Corp. 6.375% 2023	1,475	745
Exxon Mobil Corp. 1.912% 2020	5,000	4,963
Genesis Energy, LP 6.75% 2022	2,625	2,244
Halliburton Co. 3.375% 2022	1,240	1,222
Halliburton Co. 3.80% 2025	5,760	5,619
Kinder Morgan Energy Partners, LP 5.40% 2044	4,380	3,320
Kinder Morgan Energy Partners, LP 5.50% 2044	1,828	1,430
Kinder Morgan, Inc. 3.05% 2019	2,520	2,335
NGL Energy Partners LP 6.875% 2021	3,225	2,435
NGPL PipeCo LLC 7.119% 2017[3]	2,300	2,151
NGPL PipeCo LLC 9.625% 2019[3]	4,640	4,362
American Funds Insurance Series — Asset Allocation Fund — Page 65 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Noble Corp PLC 5.95% 2025	$1,775	$1,227
Noble Corp PLC 6.95% 2045	2,675	1,716
Oasis Petroleum Inc. 6.875% 2022	3,350	2,161
PDC Energy Inc. 7.75% 2022	1,825	1,761
Peabody Energy Corp. 6.00% 2018	25,585	4,861
Peabody Energy Corp. 6.25% 2021	3,675	524
Petróleos Mexicanos 3.50% 2023	7,000	6,125
Petróleos Mexicanos 5.625% 2046[3]	2,890	2,222
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,093
QGOG Constellation SA 6.25% 2019[3]	850	385
Rice Energy Inc. 6.25% 2022	1,975	1,432
Rice Energy Inc. 7.25% 2023[3]	525	386
Sabine Pass Liquefaction, LLC 5.625% 2021	3,500	3,238
Sabine Pass Liquefaction, LLC 5.75% 2024	1,800	1,575
Sabine Pass Liquefaction, LLC 5.625% 2025[3]	6,500	5,525
SandRidge Energy, Inc. 7.50% 2023	4,150	472
Schlumberger BV 3.625% 2022[3]	7,300	7,226
Shell International Finance BV 2.25% 2020	4,465	4,403
SM Energy Co. 5.625% 2025	3,050	2,021
Southwestern Energy Co. 4.95% 2025	3,240	2,045
Statoil ASA 2.75% 2021	1,925	1,916
Statoil ASA 3.25% 2024	2,850	2,802
Statoil ASA 4.25% 2041	2,000	1,892
StatoilHydro ASA 1.80% 2016	4,000	4,025
Targa Resources Corp. 4.125% 2019	2,300	1,926
Targa Resources Partners LP 6.75% 2024[3]	1,200	1,026
Teekay Corp. 8.50% 2020	9,830	6,684
Teekay Corp. 8.50% 2020[3]	4,100	2,788
Tesoro Logistics LP 5.50% 2019[3]	1,200	1,170
TransCanada PipeLines Ltd. 7.625% 2039	4,000	4,918
Weatherford International PLC 4.50% 2022	3,115	2,247
Weatherford International PLC 6.75% 2040	1,130	798
Williams Companies, Inc. 3.70% 2023	1,975	1,366
Williams Partners LP 4.00% 2021	195	163
Williams Partners LP 4.50% 2023	5,000	4,056
Williams Partners LP 3.90% 2025	2,500	1,883
Williams Partners LP 5.40% 2044	385	259
Williams Partners LP 5.10% 2045	2,305	1,521
WPX Energy Inc. 7.50% 2020	1,625	1,324
		204,078
Telecommunication services 0.80%
AT&T Inc. 3.40% 2025	5,000	4,816
CenturyLink, Inc. Series V, 5.625% 2020	500	496
Deutsche Telekom International Finance BV 9.25% 2032	3,870	5,689
France Télécom 4.125% 2021	5,000	5,300
Frontier Communications Corp. 8.125% 2018	4,375	4,534
Frontier Communications Corp. 10.50% 2022[3]	2,575	2,565
Frontier Communications Corp. 11.00% 2025[3]	8,275	8,213
Intelsat Jackson Holding Co. 7.25% 2019	3,075	2,837
Intelsat Jackson Holding Co. 7.25% 2020	7,125	6,234
Intelsat Jackson Holding Co. 6.625% 2022	11,925	7,662
Intelsat Luxembourg Holding Co. 6.75% 2018	1,300	975
LightSquared, Term Loan, 9.75% 2020[8,9,10]	18,900	17,577
American Funds Insurance Series — Asset Allocation Fund — Page 66 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
MetroPCS Wireless, Inc. 6.25% 2021	$6,775	$7,012
MetroPCS Wireless, Inc. 6.625% 2023	3,725	3,809
Numericable Group SA 4.875% 2019[3]	17,150	17,043
Orange SA 5.50% 2044	3,000	3,192
Sable International Finance Ltd. 6.875% 2022[3]	1,175	1,140
SoftBank Corp. 4.50% 2020[3]	4,250	4,239
Sprint Nextel Corp. 7.00% 2020	3,805	2,949
Sprint Nextel Corp. 11.50% 2021	2,450	2,266
Sprint Nextel Corp. 7.875% 2023	4,000	3,014
T-Mobile US, Inc. 6.542% 2020	1,850	1,933
T-Mobile US, Inc. 6.50% 2026	2,425	2,454
Trilogy International Partners, LLC 10.25% 2016[3]	10,500	10,277
Verizon Communications Inc. 3.00% 2021	1,876	1,874
Verizon Communications Inc. 5.15% 2023	1,124	1,238
Verizon Communications Inc. 4.522% 2048	2,364	2,122
Wind Acquisition SA 4.75% 2020[3]	8,575	8,511
Wind Acquisition SA 7.375% 2021[3]	8,250	7,817
		147,788
Materials 0.67%
ArcelorMittal 6.25% 2021	4,050	3,280
ArcelorMittal 6.125% 2025	1,100	806
ArcelorMittal 7.75% 2041	10,865	7,402
Ball Corp. 4.375% 2020	2,450	2,493
Chemours Co. 6.625% 2023[3]	5,640	3,976
Chemours Co. 7.00% 2025[3]	3,700	2,534
Cliffs Natural Resources Inc. 8.25% 2020[3]	2,725	2,091
Eastman Chemical Co. 2.70% 2020	7,000	6,940
Ecolab Inc. 3.00% 2016	2,545	2,582
First Quantum Minerals Ltd. 6.75% 2020[3]	10,727	6,973
First Quantum Minerals Ltd. 7.00% 2021[3]	11,877	7,512
First Quantum Minerals Ltd. 7.25% 2022[3]	3,525	2,221
FMG Resources 9.75% 2022[3]	16,225	14,927
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	5,815	3,402
Georgia Gulf Corp. 4.625% 2021	3,500	3,233
Georgia-Pacific Corp. 2.539% 2019[3]	7,000	6,968
Holcim Ltd. 5.15% 2023[3]	6,165	6,609
Huntsman International LLC 4.875% 2020	2,575	2,363
International Paper Co. 7.30% 2039	2,005	2,291
JMC Steel Group Inc. 8.25% 2018[3]	10,800	7,209
Owens-Illinois, Inc. 6.375% 2025[3]	1,295	1,333
Rayonier Advanced Materials Inc. 5.50% 2024[3]	1,500	1,192
Reynolds Group Inc. 5.75% 2020	19,145	19,522
Ryerson Inc. 9.00% 2017	1,100	853
Ryerson Inc. 11.25% 2018	3,325	2,494
Walter Energy, Inc. 9.50% 2019[3,12]	9,300	2,418
		123,624
Industrials 0.63%
ADT Corp. 4.125% 2019	5,075	5,246
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	17,795	12,368
Atlas Copco AB 5.60% 2017[3]	2,750	2,880
Builders Firstsource 7.625% 2021[3]	3,375	3,569
CEVA Group PLC, LOC, 6.50% 2021[8,9,10]	650	544
American Funds Insurance Series — Asset Allocation Fund — Page 67 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
CEVA Group PLC, Term Loan B, 6.50% 2021[8,9,10]	$929	$777
CEVA Group PLC, Term Loan, 6.50% 2021[8,9,10]	674	564
CEVA Group PLC, Term Loan, 6.50% 2021[8,9,10]	116	97
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[9]	26	26
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[9]	2	2
Corporate Risk Holdings LLC 9.50% 2019[3]	3,878	3,471
Corporate Risk Holdings LLC 13.50% 2020[2,3,11]	939	922
DAE Aviation Holdings, Inc. 10.00% 2023[3]	2,025	2,020
Euramax International, Inc. 12.00% 2020[3]	4,675	4,254
Gardner Denver, Inc. 6.875% 2021[3]	1,925	1,482
General Electric Co. 2.70% 2022	6,535	6,518
General Electric Co. 4.125% 2042	2,500	2,448
Hardwoods Acquisition Inc 7.50% 2021[3]	3,150	2,615
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[2,8,9,10,12]	107	8
HD Supply, Inc. 5.25% 2021[3]	1,675	1,715
HDTFS Inc. 5.875% 2020	2,200	2,280
KLX Inc. 5.875% 2022[3]	2,730	2,607
Lockheed Martin Corp. 3.10% 2023	530	531
Lockheed Martin Corp. 3.55% 2026	8,470	8,531
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[3]	9,200	8,061
Navios Maritime Holdings Inc. 7.375% 2022[3]	6,125	3,085
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,795	1,216
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,000	1,019
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[3]	2,500	2,572
Nortek Inc. 8.50% 2021	7,845	8,179
Ply Gem Industries, Inc. 6.50% 2022	6,175	5,673
Ply Gem Industries, Inc. 6.50% 2022	2,350	2,127
R.R. Donnelley & Sons Co. 7.25% 2018	4,530	4,768
R.R. Donnelley & Sons Co. 7.875% 2021	2,600	2,698
R.R. Donnelley & Sons Co. 7.00% 2022	3,500	3,325
R.R. Donnelley & Sons Co. 6.50% 2023	1,710	1,588
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	7,250	5,256
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[3,9]	44	47
Virgin Australia Holdings Ltd. 8.50% 2019[3]	1,300	1,306
		116,395
Consumer discretionary 0.63%
Amazon.com, Inc. 4.80% 2034	6,000	6,334
Cablevision Systems Corp. 6.75% 2021	2,100	2,069
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	3,000	3,002
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	6,150	6,181
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	15,200	14,915
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	3,985	3,696
DaimlerChrysler North America Holding Corp. 2.25% 2019[3]	6,000	5,915
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	2,515	2,460
DISH DBS Corp. 4.25% 2018	8,275	8,316
Ford Motor Credit Co. 2.597% 2019	3,000	2,948
Ford Motor Credit Co. 3.219% 2022	6,000	5,882
Ford Motor Credit Co. 4.134% 2025	4,000	3,996
Gannett Co., Inc. 4.875% 2021[3]	1,255	1,261
General Motors Co. 5.20% 2045	5,000	4,724
General Motors Financial Co. 3.70% 2020	6,355	6,382
General Motors Financial Co. 3.45% 2022	3,625	3,484
American Funds Insurance Series — Asset Allocation Fund — Page 68 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
iHeartCommunications, Inc. 10.625% 2023	$2,440	$1,702
Limited Brands, Inc. 6.875% 2035[3]	2,025	2,088
MGM Resorts International 8.625% 2019	3,475	3,867
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	2,375	1,769
Sotheby’s Holdings, Inc. 5.25% 2022[3]	1,625	1,487
TI Automotive Ltd. 8.75% 2023[3]	1,120	1,039
Time Warner Inc. 3.60% 2025	3,500	3,416
Time Warner Inc. 3.875% 2026	7,000	6,957
Volkswagen International Finance NV 2.375% 2017[3]	5,000	4,984
Wynn Macau, Ltd. 5.25% 2021[3]	5,000	4,425
ZF Friedrichshafen AG 4.50% 2022[3]	1,050	1,030
ZF Friedrichshafen AG 4.75% 2025[3]	1,045	999
		115,328
Utilities 0.62%
AES Corp. 5.50% 2025	1,725	1,531
American Electric Power Co. 2.95% 2022	4,020	3,979
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,235
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	4,930
CMS Energy Corp. 8.75% 2019	2,000	2,394
Commonwealth Edison Company 4.35% 2045	2,085	2,102
Consumers Energy Co. 3.375% 2023	475	486
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	3,785	3,783
Dominion Gas Holdings LLC 2.50% 2019	1,450	1,449
Dominion Gas Holdings LLC 2.80% 2020	1,820	1,827
Duke Energy Corp. 3.75% 2024	6,065	6,160
Duke Energy Progress Inc. 4.15% 2044	3,020	2,957
Dynegy Finance Inc. 7.375% 2022	1,025	897
Dynegy Finance Inc. 7.625% 2024	1,950	1,677
EDP Finance BV 4.125% 2020[3]	6,000	6,027
Electricité de France SA 2.35% 2020[3]	7,000	6,900
Electricité de France SA 6.95% 2039[3]	4,000	4,929
MidAmerican Energy Co. 5.95% 2017	1,375	1,461
MidAmerican Energy Co. 2.40% 2019	1,500	1,512
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	7,000	7,021
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	5,230	5,215
Northern States Power Co. 4.125% 2044	6,000	5,967
NRG Energy, Inc. 6.25% 2022	1,525	1,331
Pacific Gas and Electric Co. 3.25% 2023	1,220	1,225
Pacific Gas and Electric Co. 3.85% 2023	6,879	7,160
Pacific Gas and Electric Co. 3.40% 2024	1,310	1,318
Pacific Gas and Electric Co. 4.30% 2045	1,270	1,259
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,363
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	6,926
Puget Energy Inc. 3.65% 2025	3,135	3,045
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,245	1,428
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,790	2,020
Puget Sound Energy, Inc., First Lien, 5.625% 2022	1,965	2,184
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,545
Tampa Electric Co. 4.35% 2044	3,805	3,743
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,9]	380	396
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	1,935
		113,317
American Funds Insurance Series — Asset Allocation Fund — Page 69 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology 0.38%	Principal amount (000)	Value (000)
First Data Corp. 5.375% 2023[3]	$2,850	$2,871
First Data Corp. 7.00% 2023[3]	10,475	10,501
Freescale Semiconductor, Inc. 5.00% 2021[3]	7,250	7,449
Freescale Semiconductor, Inc. 6.00% 2022[3]	10,250	10,763
Harris Corp. 5.054% 2045	1,830	1,799
Hewlett-Packard Co. 4.40% 2022[3]	7,000	6,984
Microsoft Corp. 2.65% 2022	6,000	6,000
Microsoft Corp. 4.20% 2035	6,000	6,135
Oracle Corp. 2.50% 2022	7,500	7,372
Qorvo, Inc. 7.00% 2025[3]	975	1,007
Visa Inc. 2.80% 2022	2,000	2,005
Visa Inc. 3.15% 2025	7,000	7,024
		69,910
Consumer staples 0.29%
Altria Group, Inc. 4.50% 2043	3,000	2,856
British American Tobacco International Finance PLC 9.50% 2018[3]	2,470	2,950
British American Tobacco International Finance PLC 3.95% 2025[3]	5,500	5,673
CVS Caremark Corp. 5.125% 2045	3,695	3,908
General Mills, Inc. 2.20% 2019	3,595	3,599
Imperial Tobacco Finance PLC 3.50% 2023[3]	4,000	3,926
Pernod Ricard SA 2.95% 2017[3]	3,000	3,038
Philip Morris International Inc. 3.25% 2024	5,000	5,036
Philip Morris International Inc. 4.25% 2044	2,000	1,937
Reynolds American Inc. 6.15% 2043	580	660
Reynolds American Inc. 5.85% 2045	6,000	6,691
The JM Smucker Co. 3.00% 2022	1,665	1,659
Walgreens Boots Alliance, Inc. 3.30% 2021	7,000	6,877
Wal-Mart Stores, Inc. 3.30% 2024	4,445	4,595
		53,405
Total corporate bonds & notes		1,463,102
Mortgage-backed obligations 4.55%
Aventura Mall Trust, Series A, 3.867% 2032[3,8,9]	5,500	5,748
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.558% 2049[8,9]	7,747	7,969
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[3,9]	3,545	3,522
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[8,9]	2,508	2,618
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[8,9]	1,430	1,522
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[9]	1,185	1,176
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-4, 3.762% 2048[9]	1,900	1,948
Citigroup Commercial Mortgage Trust, Series 2015-GC-33, Class A-4, 3.778% 2058[9]	3,330	3,413
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2049[3,8,9]	2,500	2,551
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2035[3,9]	2,190	2,156
Commercial Mortgage Trust, Series 2015-CR-27, Class ASB, 3.404% 2048[9]	840	848
Commercial Mortgage Trust, Series 2015-PC1, Class A-5, 3.902% 2050[9]	4,735	4,897
Commercial Mortgage Trust, Series 2015-LC-23, Class ASB, 3.598% 2053[9]	2,000	2,051
Commonwealth Bank of Australia 0.75% 2016[3,9]	3,000	3,000
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,9]	6,225	6,199
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[9]	595	612
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[8,9]	2,229	2,305
CSAIL Commercial Mortgage Trust, Series 2015-C-4, Class ASB, 3.6167% 2048[9]	1,400	1,438
Fannie Mae 6.00% 2021[9]	51	55
Fannie Mae 6.00% 2026[9]	566	639
American Funds Insurance Series — Asset Allocation Fund — Page 70 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.50% 2033[9]	$926	$1,035
Fannie Mae 5.50% 2033[9]	638	712
Fannie Mae 3.50% 2035[9]	10,322	10,782
Fannie Mae 5.50% 2036[9]	1,365	1,540
Fannie Mae 6.00% 2036[9]	3,507	3,971
Fannie Mae 6.00% 2036[9]	1,157	1,307
Fannie Mae 6.00% 2036[9]	173	195
Fannie Mae 5.50% 2037[9]	509	573
Fannie Mae 5.50% 2037[9]	316	353
Fannie Mae 6.00% 2037[9]	3,592	4,068
Fannie Mae 6.00% 2037[9]	3,466	3,933
Fannie Mae 6.00% 2037[9]	410	463
Fannie Mae 6.00% 2037[9]	53	60
Fannie Mae 6.00% 2038[9]	6,202	7,005
Fannie Mae 6.00% 2038[9]	3,833	4,338
Fannie Mae 6.00% 2038[9]	2,004	2,265
Fannie Mae 6.00% 2038[9]	1,818	2,058
Fannie Mae 6.00% 2038[9]	999	1,131
Fannie Mae 6.00% 2038[9]	954	1,082
Fannie Mae 6.00% 2038[9]	131	148
Fannie Mae 6.00% 2038[9]	100	113
Fannie Mae 6.00% 2038[9]	77	87
Fannie Mae 6.00% 2039[9]	2	3
Fannie Mae 4.00% 2040[9]	6,467	6,875
Fannie Mae 6.00% 2040[9]	997	1,128
Fannie Mae 6.00% 2040[9]	342	387
Fannie Mae 4.00% 2041[9]	5,588	5,950
Fannie Mae 4.00% 2041[9]	4,194	4,466
Fannie Mae 6.00% 2041[9]	1,314	1,485
Fannie Mae 6.00% 2041[9]	1,099	1,243
Fannie Mae 4.00% 2043[9]	11,241	12,014
Fannie Mae 4.00% 2043[9]	8,853	9,461
Fannie Mae 4.00% 2043[9]	5,000	5,353
Fannie Mae 4.00% 2043[9]	3,931	4,195
Fannie Mae 4.00% 2043[9]	3,798	4,055
Fannie Mae 4.00% 2043[9]	3,236	3,465
Fannie Mae 4.00% 2043[9]	2,875	3,070
Fannie Mae 4.00% 2043[9]	2,794	2,977
Fannie Mae 3.00% 2046[9,13]	34,500	37,198
Fannie Mae 3.50% 2046[9,13]	80,000	82,518
Fannie Mae 6.00% 2046[9,13]	4,750	5,367
Fannie Mae 7.00% 2047[9]	284	321
Fannie Mae 7.00% 2047[9]	68	77
Fannie Mae 7.00% 2047[9]	5	5
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[8,9]	2,145	2,111
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[9]	5,242	5,231
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[9]	4,000	4,047
Fannie Mae, Series 2014-M1, multifamily 3.311% 2023[8,9]	9,000	9,317
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[8,9]	7,530	7,857
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[8,9]	6,450	6,804
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[8,9]	6,215	6,333
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.475% 2024[8,9]	7,000	7,311
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[9]	184	160
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[9]	265	312
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[9]	65	76
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.00% 2023[9]	$321	$348
Freddie Mac 6.00% 2026[9]	1,283	1,443
Freddie Mac 3.50% 2035[9]	24,560	25,638
Freddie Mac 3.50% 2035[9]	12,482	13,029
Freddie Mac 3.50% 2035[9]	11,384	11,874
Freddie Mac 3.50% 2035[9]	4,190	4,374
Freddie Mac 3.50% 2035[9]	1,101	1,149
Freddie Mac 5.00% 2038[9]	2,259	2,475
Freddie Mac 6.50% 2038[9]	336	383
Freddie Mac 4.50% 2039[9]	394	425
Freddie Mac 5.00% 2040[9]	3,789	4,163
Freddie Mac 4.00% 2043[9]	9,214	9,792
Freddie Mac 4.00% 2043[9]	5,632	6,002
Freddie Mac 4.00% 2043[9]	5,267	5,604
Freddie Mac 4.00% 2043[9]	3,512	3,754
Freddie Mac 4.00% 2043[9]	3,460	3,682
Freddie Mac 4.00% 2045[9]	20,743	22,072
Freddie Mac 4.00% 2045[9]	19,261	20,478
Freddie Mac 3.50% 2046[9,13]	20,000	20,583
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[8,9]	4,175	4,320
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[9]	2,750	2,849
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[9]	2,516	2,503
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[9]	4,000	3,962
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[9]	3,680	3,660
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[9]	4,000	4,034
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[9]	6,031	6,197
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[9]	2,715	2,758
Freddie Mac, Series K721, Class A2, multifamily 3.090% 2022[9]	7,000	7,204
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[9]	2,357	2,413
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[9]	5,900	6,092
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[9]	6,000	6,054
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[9]	4,470	4,603
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[9]	4,265	4,214
Freddie Mac, Series K047, Class A2, multifamily 3.329% 2025[9]	4,000	4,111
Freddie Mac, Series K050, Class A2, multifamily 3.334% 2025[8,9]	2,860	2,936
Freddie Mac, Series T-041, Class 3-A, 6.040% 2032[8,9]	415	471
Government National Mortgage Assn. 3.50% 2045[9]	75,549	78,870
Government National Mortgage Assn. 4.00% 2045[9]	24,862	26,445
Government National Mortgage Assn. 4.50% 2045[9]	14,967	16,087
Government National Mortgage Assn. 4.00% 2046[9,13]	50,665	53,794
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.826% 2038[8,9]	2,152	2,162
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[9]	8,440	8,633
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[8,9]	5,000	5,200
GS Mortgage Securities Corp. II, Series 2015-GC-34, Class AAB, 3.278% 2048[9]	1,000	1,004
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[3,9]	3,438	3,443
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.695% 2049[8,9]	8,228	8,493
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[9]	1,967	2,057
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class ASB, 3.358% 2048[9]	1,000	1,010
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-33, Class ASB, 3.5623% 2048[9]	1,600	1,633
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[9]	1,624	1,668
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[8,9]	5,500	5,750
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.156% 2045[8,9]	2,570	2,753
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034[9]	1,403	1,426
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.877% 2049[8,9]	4,000	4,172
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-27, Class ASB, 3.557% 2047[9]	1,000	1,023
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[9]	$1,180	$1,180
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[9]	1,500	1,524
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-24, Class A-4, 3.732% 2048[9]	4,845	4,952
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,9]	2,650	2,709
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.917% 2049[8,9]	3,341	3,474
National Australia Bank 1.25% 2018[3,9]	3,000	2,973
Royal Bank of Canada 1.875% 2020[9]	7,000	6,881
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[9]	3,000	3,071
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[8,9]	3,000	3,112
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.952% 2051[8,9]	3,000	3,154
Wells Fargo Commercial Mortgage Trust, Series 2015-SG-1, Class A-4, 3.789% 2047[9]	3,650	3,762
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-1, Class ASB, 2.934% 2048[9]	1,065	1,058
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-42, Class ASB, 3.522% 2048[9]	1,000	1,023
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 2058[9]	2,365	2,428
		835,631
Asset-backed obligations 0.41%
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,9]	8,000	7,982
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[9]	4,770	4,761
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[9]	1,605	1,600
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 2019[9]	8,000	7,978
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[3,9]	7,000	6,973
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.57% 2020[8,9]	2,000	2,031
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[3,9]	4,138	4,121
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,9]	6,000	5,980
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[9]	3,910	3,906
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[9]	4,060	4,052
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,9]	6,010	5,984
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[9]	5,740	5,698
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,9]	3,189	3,163
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035[9]	1,188	1,207
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[9]	178	184
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[9]	1,500	1,498
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[9]	1,900	1,897
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[9]	7,000	6,900
		75,915
Federal agency bonds & notes 0.39%
CoBank, ACB 1.112% 2022[3,8]	1,695	1,606
Fannie Mae 2.625% 2024	11,190	11,318
Freddie Mac 2.50% 2016	18,000	18,135
Freddie Mac 0.75% 2018	40,300	39,961
		71,020
Bonds & notes of governments & government agencies outside the U.S. 0.18%
Province of Manitoba 3.05% 2024	2,600	2,638
Slovenia (Republic of) 5.50% 2022	6,000	6,720
Spanish Government 4.00% 2018[3]	15,000	15,677
United Mexican States Government Global 3.60% 2025	4,000	3,908
United Mexican States Government Global 5.55% 2045	4,500	4,629
		33,572
Total bonds, notes & other debt instruments (cost: $4,622,901,000)		4,484,511
American Funds Insurance Series — Asset Allocation Fund — Page 73 of 160

Short-term securities 11.58%	Principal amount (000)	Value (000)
Apple Inc. 0.12%–0.16% due 1/4/2016–1/19/2016[3]	$105,500	$105,488
CAFCO, LLC 0.28%–0.40% due 2/17/2016–2/29/2016	95,800	95,763
Chariot Funding, LLC 0.42% due 1/4/2016[3]	47,500	47,498
Chevron Corp. 0.18% due 1/13/2016[3]	25,000	24,997
Ciesco LLC 0.34% due 3/1/2016	50,000	49,976
Emerson Electric Co. 0.23% due 1/19/2016[3]	20,000	19,997
ExxonMobil Corp. 0.13%–0.36% due 1/5/2016–1/25/2016	154,400	154,380
Federal Home Loan Bank 0.08%–0.54% due 1/7/2016–5/9/2016	859,800	859,509
Freddie Mac 0.15%–0.51% due 1/20/2016–5/18/2016	356,800	356,561
GE Capital Treasury Services (U.S.) LLC 0.43% due 2/18/2016	50,000	49,975
Google Inc. 0.14% due 1/26/2016[3]	30,000	29,995
Kimberly-Clark Corp. 0.37%–0.40% due 1/20/2016–1/22/2016[3]	59,000	58,987
National Rural Utilities Cooperative Finance Corp. 0.37% due 1/19/2016	9,900	9,898
Paccar Financial Corp. 0.19% due 1/21/2016	10,000	9,998
Pfizer Inc 0.42%–0.45% due 3/14/2016–3/22/2016[3]	79,100	79,037
Qualcomm Inc. 0.16% due 1/20/2016[3]	25,000	24,995
U.S. Treasury Bills 0.21%–0.42% due 3/3/2016–5/19/2016	100,000	99,934
Wells Fargo Bank, N.A. 0.69%–0.70% due 6/1/2016–6/7/2016	50,000	50,079
Total short-term securities (cost: $2,126,686,000)		2,127,067
Total investment securities 102.09% (cost: $15,731,224,000)		18,753,673
Other assets less liabilities (2.09)%		(383,106)
Net assets 100.00%		$18,370,567
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $379,083,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Receive	LCH	3-month USD-LIBOR	0.921%	3/5/2017	50,000	$17
Receive	LCH	3-month USD-LIBOR	1.929	9/29/2019	80,000	1,129
Receive	LCH	3-month USD-LIBOR	1.6365	10/16/2019	124,000	412
Pay	LCH	3-month USD-LIBOR	1.734	3/5/2020	23,000	(123)
Pay	LCH	3-month USD-LIBOR	2.652	9/29/2024	26,000	(1,182)
Pay	LCH	3-month USD-LIBOR	3.402	6/23/2044	18,000	(3,014)
Pay	LCH	3-month USD-LIBOR	2.945	10/16/2044	28,000	(1,991)
						$(4,752)
American Funds Insurance Series — Asset Allocation Fund — Page 74 of 160

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ was $337,743,000, which represented 1.84% of the net assets of the fund. This amount includes $313,884,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $978,698,000, which represented 5.33% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,921,000, which represented .04% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Coupon rate may change periodically.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $36,916,000, which represented .20% of the net assets of the fund.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.622% convertible preferred	5/2/2013	$6,354	$3,917.02%
CEVA Group PLC, Series A-2, 2.622% convertible preferred	3/10/2010-1/23/2012	8,675	2,699.02
Total private placement securities		$ 15,029	$ 6,616.04%

Key to abbreviations
ADR = American Depositary Receipts
LCH = LCH.Clearnet
LOC = Letter of Credit
TBA = To-be-announced
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 160

Global Balanced Fund
Investment portfolio
December 31, 2015
Common stocks 64.36% Industrials 11.62%	Shares	Value (000)
BAE Systems PLC[1]	447,400	$3,293
ASSA ABLOY AB, Class B1	155,000	3,246
General Electric Co.	93,700	2,919
KONE Oyj, Class B1	56,600	2,380
Boeing Co.	16,000	2,313
Randstad Holding NV1	22,947	1,427
Robert Half International Inc.	30,000	1,414
Edenred SA1	65,000	1,225
Geberit AG1	3,500	1,177
Capita PLC[1]	60,000	1,068
TransDigm Group Inc.[2]	4,500	1,028
AB Volvo, Class B1	102,000	942
International Consolidated Airlines Group, SA (CDI)[1]	100,000	892
Caterpillar Inc.	12,000	816
Cummins Inc.	9,100	801
Abertis Infraestructuras, SA, Class A1	34,216	533
		25,474
Consumer staples 10.00%
Pernod Ricard SA1	30,220	3,436
Coca-Cola Co.	57,000	2,449
SABMiller PLC[1]	39,900	2,390
Nestlé SA1	27,200	2,016
British American Tobacco PLC[1]	35,950	1,997
Reynolds American Inc.	42,104	1,943
Altria Group, Inc.	31,000	1,805
Costco Wholesale Corp.	10,170	1,642
Kroger Co.	34,000	1,422
Philip Morris International Inc.	12,700	1,116
Seven & i Holdings Co., Ltd.[1]	20,000	912
Procter & Gamble Co.	10,000	794
		21,922
Health care 8.93%
Merck & Co., Inc.	81,120	4,285
Humana Inc.	20,830	3,718
Pfizer Inc.	74,000	2,389
Medtronic PLC	27,400	2,108
Novartis AG1	22,300	1,906
Novo Nordisk A/S, Class B1	20,000	1,149
Bayer AG1	9,000	1,129
AstraZeneca PLC[1]	16,000	1,082
Express Scripts Holding Co.[2]	11,300	988
Bristol-Myers Squibb Co.	12,000	825
		19,579
American Funds Insurance Series — Global Balanced Fund — Page 76 of 160

Common stocks Information technology 8.09%	Shares	Value (000)
Microsoft Corp.	103,000	$5,715
ASML Holding NV1	47,969	4,275
Nintendo Co., Ltd.[1]	19,000	2,616
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	300,000	1,295
Murata Manufacturing Co., Ltd.[1]	8,600	1,234
Texas Instruments Inc.	15,000	822
KLA-Tencor Corp.	9,000	624
Cisco Systems, Inc.	22,000	597
Linear Technology Corp.	13,000	552
		17,730
Financials 7.79%
ORIX Corp.[1]	195,000	2,735
Link Real Estate Investment Trust[1]	429,509	2,562
JPMorgan Chase & Co.	38,700	2,555
AIA Group Ltd.[1]	380,000	2,264
Wells Fargo & Co.	24,000	1,305
Prudential PLC[1]	56,000	1,254
AXA SA1	40,300	1,102
Sun Hung Kai Properties Ltd.[1]	75,000	900
Bankia, SA1	564,000	656
Deutsche Bank AG1	25,000	613
Sumitomo Mitsui Financial Group, Inc.[1]	15,500	585
Goldman Sachs Group, Inc.	3,000	541
		17,072
Consumer discretionary 5.70%
Home Depot, Inc.	22,030	2,913
Amazon.com, Inc.[2]	4,100	2,771
Paddy Power PLC[1]	11,000	1,469
McDonald’s Corp.	11,500	1,359
Industria de Diseño Textil, SA1	32,100	1,102
Tiffany & Co.	12,600	961
Publicis Groupe SA1	13,000	862
General Motors Co.	22,500	765
HUGO BOSS AG1	3,600	300
		12,502
Energy 4.41%
Royal Dutch Shell PLC, Class B1	101,720	2,322
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	575	13
ConocoPhillips	45,506	2,125
Chevron Corp.	18,530	1,667
Schlumberger Ltd.	20,400	1,423
Spectra Energy Corp	37,800	905
Enbridge Inc. (CAD denominated)	22,721	755
Coal India Ltd.[1]	95,000	472
		9,682
Materials 4.26%
E.I. du Pont de Nemours and Co.	55,500	3,696
Dow Chemical Co.	40,000	2,059
WestRock Co.	24,570	1,121
LyondellBasell Industries NV	8,000	695
Nucor Corp.	12,000	484
American Funds Insurance Series — Global Balanced Fund — Page 77 of 160

Common stocks Materials (continued)	Shares	Value (000)
Air Liquide SA1	4,280	$481
Potash Corp. of Saskatchewan Inc.	28,000	479
Rio Tinto PLC[1]	11,000	321
The Chemours Co.	3,200	17
		9,353
Utilities 1.68%
EDP - Energias de Portugal, SA1	625,000	2,246
Power Assets Holdings Ltd.[1]	157,500	1,446
		3,692
Telecommunication services 1.32%
Verizon Communications Inc.	27,850	1,287
TDC A/S1	130,000	645
HKT Trust and HKT Ltd., units[1]	401,196	512
Telstra Corp. Ltd.[1]	111,500	452
		2,896
Miscellaneous 0.56%
Other common stocks in initial period of acquisition		1,221
Total common stocks (cost: $123,595,000)		141,123
Convertible bonds 0.12% Consumer staples 0.12%	Principal amount (000)
Shoprite Holdings Ltd., convertible notes, 6.50% 2017	ZAR0	265
Total convertible bonds (cost: $505,000)		265
Bonds, notes & other debt instruments 31.15% Bonds & notes of governments & government agencies outside the U.S. 13.93%
Bermuda Government 5.603% 2020	$200	221
Bermuda Government 4.854% 2024[3]	200	207
Chilean Government 5.50% 2020	CLP50,000	73
Colombia (Republic of), Series B, 6.00% 2028	COP262,700	65
Colombia (Republic of) Global 4.375% 2021	$200	202
French Government O.A.T. Eurobond 0.25% 2020	€90	99
French Government O.A.T. Eurobond 1.75% 2024	850	998
French Government O.A.T. Eurobond 2.25% 2024	150	183
German Government 2.25% 2021	60	73
German Government 2.00% 2022	700	848
German Government 0.10% 2023[4]	52	59
German Government 0.50% 2025	150	162
German Government 2.50% 2044	200	271
German Government 2.50% 2046	400	543
India (Republic of) 8.83% 2023	INR10,400	165
India (Republic of) 8.60% 2028	43,500	686
India (Republic of) 9.20% 2030	10,800	179
Indonesia (Republic of) 3.75% 2022	$210	202
Indonesia (Republic of), Series 71, 9.00% 2029	IDR400,000	29
Irish Government 3.90% 2023	€410	545
Irish Government 3.40% 2024	475	615
Irish Government 5.40% 2025	50	74
American Funds Insurance Series — Global Balanced Fund — Page 78 of 160

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Irish Government 2.40% 2030	€50	$59
Irish Government 2.00% 2045	125	130
Israeli Government 3.15% 2023	$400	408
Italian Government 5.50% 2022	€275	384
Italian Government 4.75% 2023	200	273
Italian Government 4.50% 2024	550	743
Italian Government 3.50% 2030	400	515
Japanese Government, Series 115, 0.20% 2018	¥75,000	628
Japanese Government, Series 315, 1.20% 2021	30,000	265
Japanese Government, Series 326, 0.70% 2022	80,000	695
Japanese Government, Series 327, 0.80% 2022	90,000	787
Japanese Government, Series 325, 0.80% 2022	35,000	306
Japanese Government, Series 17, 0.10% 2023[4]	10,350	91
Japanese Government, Series 329, 0.80% 2023	95,000	832
Japanese Government, Series 19, 0.10% 2024[4]	30,030	265
Japanese Government, Series 18, 0.10% 2024[4]	20,580	181
Japanese Government, Series 336, 0.50% 2024	35,000	299
Japanese Government, Series 116, 2.20% 2030	14,000	143
Japanese Government, Series 145, 1.70% 2033	15,000	143
Japanese Government, Series 150, 1.40% 2034	20,000	181
Japanese Government, Series 21, 2.30% 2035	20,000	206
Japanese Government, Series 36, 2.00% 2042	20,000	197
Japanese Government, Series 42, 1.70% 2044	60,000	553
Lithuania (Republic of) 7.375% 2020	$100	119
Malaysian Government, Series 0310, 4.498% 2030	MYR1,600	369
Morocco Government 4.25% 2022	$200	197
Netherlands Government 1.00% 2017	100	100
Netherlands Government Eurobond 4.00% 2019	€150	187
Netherlands Government Eurobond 2.25% 2022	365	448
Netherlands Government Eurobond 2.00% 2024	175	212
Netherlands Government Eurobond 5.50% 2028	100	164
Norwegian Government 4.25% 2017	NKr280	33
Norwegian Government 3.75% 2021	2,400	310
Norwegian Government 3.00% 2024	1,100	140
Peru (Republic of) 4.125% 2027	$85	84
Peru (Republic of) 5.625% 2050	20	20
Polish Government, Series 1017, 5.25% 2017	PLN1,000	271
Polish Government, Series 1020, 5.25% 2020	4,750	1,377
Polish Government, Series 1021, 5.75% 2021	2,070	622
Polish Government, Series 0922, 5.75% 2022	870	264
Polish Government, Series 102, 4.00% 2023	1,400	387
Polish Government, Series 0725, 3.25% 2025	1,500	394
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR4,925	290
South Africa (Republic of), Series R-214, 6.50% 2041	5,100	219
South Korean Government, Series 2106, 4.25% 2021	KRW262,000	251
Spanish Government 4.00% 2018[3]	$500	523
Spanish Government 5.40% 2023	€520	724
Spanish Government 2.75% 2024	555	659
State of Qatar 3.125% 2017[3]	$250	255
Swedish Government, Series 1057, 1.50% 2023	SKr4,150	517
Turkey (Republic of) 9.00% 2024	TRY300	95
United Kingdom 1.75% 2019	£300	452
United Kingdom 2.00% 2020	200	304
United Kingdom 3.75% 2020	75	123
United Kingdom 1.75% 2022	200	297
American Funds Insurance Series — Global Balanced Fund — Page 79 of 160

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 2.25% 2023	£405	$618
United Kingdom 2.75% 2024	400	631
United Kingdom 4.75% 2038	20	40
United Kingdom 4.25% 2040	50	95
United Kingdom 3.25% 2044	220	361
United Kingdom 4.25% 2046	100	198
United Mexican States Government 4.00% 2019[4]	MXN3,231	195
United Mexican States Government 2.00% 2022[4]	3,770	205
United Mexican States Government 4.00% 2040[4]	2,693	159
United Mexican States Government, Series M10, 7.75% 2017	5,500	342
United Mexican States Government, Series M, 8.00% 2020	2,000	128
United Mexican States Government, Series M, 6.50% 2021	13,000	784
United Mexican States Government, Series M20, 10.00% 2024	12,600	922
United Mexican States Government, Series M, 5.75% 2026	3,000	171
United Mexican States Government, Series M30, 10.00% 2036	2,500	194
United Mexican States Government Global 4.75% 2044	$150	137
United Mexican States Government Global 4.60% 2046	200	178
		30,548
U.S. Treasury bonds & notes 8.17% U.S. Treasury 6.51%
U.S. Treasury 1.50% 2016	70	70
U.S. Treasury 2.00% 2016	70	70
U.S. Treasury 0.875% 2017	950	948
U.S. Treasury 1.00% 2018	200	199
U.S. Treasury 1.25% 2018	400	400
U.S. Treasury 1.375% 2018	500	502
U.S. Treasury 1.375% 2018	150	151
U.S. Treasury 1.50% 2018	100	101
U.S. Treasury 1.25% 2019	50	50
U.S. Treasury 1.50% 2019	500	498
U.S. Treasury 1.625% 2019	1,150	1,151
U.S. Treasury 1.625% 2019	1,075	1,080
U.S. Treasury 1.625% 2019	310	311
U.S. Treasury 1.625% 2019	300	301
U.S. Treasury 1.75% 2019	600	604
U.S. Treasury 3.125% 2019	225	238
U.S. Treasury 1.25% 2020	250	246
U.S. Treasury 1.375% 2020	900	887
U.S. Treasury 1.375% 2020	850	836
U.S. Treasury 1.375% 2020	500	492
U.S. Treasury 1.50% 2020	1,500	1,488
U.S. Treasury 1.625% 2020	300	298
U.S. Treasury 1.625% 2020	30	30
U.S. Treasury 2.125% 2020	200	203
U.S. Treasury 2.00% 2021	108	108
U.S. Treasury 2.00% 2022	550	547
U.S. Treasury 2.00% 2022	75	75
U.S. Treasury 1.75% 2023	100	98
U.S. Treasury 2.25% 2024	450	450
U.S. Treasury 2.50% 2024	300	307
U.S. Treasury 2.125% 2025	200	197
U.S. Treasury 4.375% 2038	100	126
U.S. Treasury 3.00% 2044	455	454
U.S. Treasury 3.375% 2044	200	215
American Funds Insurance Series — Global Balanced Fund — Page 80 of 160

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2045	$315	$283
U.S. Treasury 2.875% 2045	150	146
U.S. Treasury 3.00% 2045	100	100
		14,260
U.S. Treasury inflation-protected securities 1.66%
U.S. Treasury Inflation-Protected Security 0.125% 2017[4]	126	125
U.S. Treasury Inflation-Protected Security 0.125% 2020[4]	457	451
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	306	300
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	150	143
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	1,300	1,286
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	512	489
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	226	219
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	63	72
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	485	494
U.S. Treasury Inflation-Protected Security 0.75% 2045[4]	71	62
		3,641
Total U.S. Treasury bonds & notes		17,901
Corporate bonds & notes 6.11% Financials 2.03%
ACE INA Holdings Inc. 2.875% 2022	20	20
ACE INA Holdings Inc. 3.35% 2026	20	20
ACE INA Holdings Inc. 4.35% 2045	35	36
Allianz SE, 4.75% (undated)	€100	118
American Campus Communities, Inc. 3.75% 2023	$100	99
American International Group, Inc. 4.125% 2024	100	103
AvalonBay Communities, Inc. 3.625% 2020	100	104
AvalonBay Communities, Inc. 2.85% 2023	20	19
Aviva PLC, subordinated 6.875% 2058	£75	124
AXA SA, junior subordinated 5.453% (undated)	100	148
Bank of America Corp. 3.875% 2025	$375	381
Barclays Bank PLC 10.00% 2021	£100	190
Berkshire Hathaway Inc. 3.00% 2022	$75	76
BNP Paribas 5.00% 2021	100	111
Boston Properties, Inc. 3.70% 2018	100	104
CaixaBank, SA 5.00% 2023	€100	114
Corporate Office Properties Trust 3.60% 2023	$65	60
Essex Portfolio L.P. 3.50% 2025	65	63
Goldman Sachs Group, Inc. 5.75% 2022	70	80
Goldman Sachs Group, Inc. 3.625% 2023	150	152
Goldman Sachs Group, Inc. 3.50% 2025	210	207
Goldman Sachs Group, Inc. 4.75% 2045	70	70
Goldman Sachs Group, Inc., subordinated, 4.25% 2025	25	25
HSBC Holdings PLC 4.00% 2022	100	105
JPMorgan Chase & Co. 2.55% 2020	75	74
JPMorgan Chase & Co. 3.25% 2022	28	28
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	135	147
Kimco Realty Corp. 3.40% 2022	10	10
Kimco Realty Corp., Series C, 5.783% 2016	100	101
Lloyds Banking Group PLC 6.50% 2020	€210	277
Metlife, Inc. 3.60% 2025	$15	15
Morgan Stanley 1.75% 2016	150	150
American Funds Insurance Series — Global Balanced Fund — Page 81 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
NN Group NV, 4.50% (undated)	€100	$107
PNC Financial Services Group, Inc. 2.854% 2022	$100	99
Prologis, Inc. 3.375% 2024	€100	117
Prologis, Inc. 3.75% 2025	$25	25
Rabobank Nederland 3.875% 2023	€100	120
VEB Finance Ltd. 6.902% 2020[3]	$100	101
WEA Finance LLC 2.70% 2019[3]	200	199
WEA Finance LLC 3.75% 2024[3]	200	199
Wells Fargo & Co. 3.55% 2025	150	152
		4,450
Health care 0.81%
AbbVie Inc. 2.50% 2020	180	178
AbbVie Inc. 2.90% 2022	60	58
AbbVie Inc. 3.60% 2025	170	168
AbbVie Inc. 4.50% 2035	55	54
Actavis Funding SCS 3.00% 2020	30	30
Actavis Funding SCS 3.80% 2025	100	100
Actavis Funding SCS 4.55% 2035	45	44
Actavis Funding SCS 4.75% 2045	90	88
Aetna Inc. 2.75% 2022	50	49
Baxalta Inc. 4.00% 2025[3]	80	79
Becton, Dickinson and Co. 3.734% 2024	75	76
Celgene Corp. 3.875% 2025	85	85
EMD Finance LLC 3.25% 2025[3]	50	48
Gilead Sciences, Inc. 3.70% 2024	100	103
Gilead Sciences, Inc. 3.50% 2025	130	131
Gilead Sciences, Inc. 3.65% 2026	30	30
Humana Inc. 3.15% 2022	100	97
Medtronic, Inc. 3.50% 2025	225	228
Novartis Securities Investment Ltd. 5.125% 2019	25	27
Zimmer Holdings, Inc. 3.55% 2025	115	112
		1,785
Energy 0.74%
Ecopetrol SA 5.875% 2045	75	54
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	53
Halliburton Co. 3.375% 2022	35	34
Halliburton Co. 3.80% 2025	35	34
Kinder Morgan Energy Partners, LP 3.50% 2021	30	27
Kinder Morgan Energy Partners, LP 5.50% 2044	200	156
Kinder Morgan, Inc. 4.30% 2025	75	65
Pemex Project Funding Master Trust 5.75% 2018	200	209
Petrobras International Finance Co. 5.375% 2021	80	60
Petróleos Mexicanos 4.875% 2022	15	14
Petróleos Mexicanos 6.50% 2041	45	39
Petróleos Mexicanos 5.625% 2046[3]	325	250
Phillips 66 Partners LP 4.68% 2045	5	4
Schlumberger BV 4.00% 2025[3]	80	79
Statoil ASA 3.125% 2017	40	41
Statoil ASA 1.95% 2018	25	25
Statoil ASA 3.15% 2022	160	160
Statoil ASA 3.70% 2024	50	51
Total Capital International 2.875% 2022	150	149
American Funds Insurance Series — Global Balanced Fund — Page 82 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 4.50% 2023	$100	$81
Williams Partners LP 4.30% 2024	50	40
		1,625
Consumer staples 0.66%
Altria Group, Inc. 2.625% 2020	100	100
Altria Group, Inc. 4.75% 2021	150	163
Altria Group, Inc. 4.25% 2042	150	138
Coca-Cola Co. 1.80% 2016	85	86
CVS Caremark Corp. 3.875% 2025	60	62
Kraft Foods Inc. 3.50% 2022	100	101
PepsiCo, Inc. 2.50% 2016	50	50
Pernod Ricard SA 4.45% 2022[3]	150	156
Philip Morris International Inc. 2.90% 2021	100	101
Philip Morris International Inc. 4.25% 2044	25	24
Procter & Gamble Co. 1.45% 2016	20	20
Reynolds American Inc. 4.00% 2022	25	26
Reynolds American Inc. 4.45% 2025	155	163
Reynolds American Inc. 5.85% 2045	25	28
Wal-Mart Stores, Inc. 2.80% 2016	150	151
Wal-Mart Stores, Inc. 2.55% 2023	75	74
		1,443
Telecommunication services 0.51%
AT&T Inc. 2.45% 2020	55	54
AT&T Inc. 3.40% 2025	105	101
Deutsche Telekom International Finance BV 2.25% 2017[3]	150	151
Deutsche Telekom International Finance BV 6.00% 2017	€75	86
France Télécom 5.375% 2050	£50	87
Orange SA 2.75% 2019	$140	142
Verizon Communications Inc. 2.45% 2022	125	119
Verizon Communications Inc. 4.272% 2036	352	319
Verizon Communications Inc. 4.522% 2048	59	53
		1,112
Utilities 0.42%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	200	192
Duke Energy Corp. 3.75% 2024	110	112
E.ON International Finance BV 5.80% 2018[3]	25	27
Electricité de France SA 3.625% 2025[3]	110	108
MidAmerican Energy Holdings Co. 2.00% 2018	100	99
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	86
Pacific Gas and Electric Co. 3.85% 2023	70	73
Pacific Gas and Electric Co. 4.25% 2046	75	73
PacifiCorp. 3.35% 2025	30	30
PSEG Power LLC 2.75% 2016	15	15
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	101
		916
Industrials 0.40%
General Electric Capital Corp. 2.30% 2017	165	167
General Electric Capital Corp. 3.15% 2022	50	51
Lima Metro Line Finance Ltd. 5.875% 2034[3,5]	200	195
Lockheed Martin Corp. 3.10% 2023	10	10
American Funds Insurance Series — Global Balanced Fund — Page 83 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 3.55% 2026	$15	$15
Red de Carreteras de Occidente 9.00% 2028[5]	MXN2,000	113
Union Pacific Corp. 2.95% 2023	$100	101
United Technologies Corp. 3.10% 2022	215	219
		871
Consumer discretionary 0.32%
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	150	149
McDonald’s Corp. 3.50% 2020	50	52
McDonald’s Corp. 3.70% 2026	35	35
McDonald’s Corp. 4.70% 2035	15	15
McDonald’s Corp. 4.875% 2045	25	25
NBCUniversal Media, LLC 4.375% 2021	50	54
President & Fellows of Harvard College 3.619% 2037	150	147
Thomson Reuters Corp. 4.30% 2023	75	77
Time Warner Inc. 4.75% 2021	150	162
		716
Information technology 0.18%
International Business Machines Corp. 1.95% 2016	200	201
Samsung Electronics America, Inc. 1.75% 2017[3]	200	200
		401
Materials 0.04%
Monsanto Co. 4.40% 2044	100	83
Total corporate bonds & notes		13,402
Mortgage-backed obligations 2.79%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	200	199
Fannie Mae 3.50% 2046[5,6]	155	160
Fannie Mae 4.00% 2046[5,6]	430	455
Freddie Mac 3.50% 2046[5,6]	350	360
Government National Mortgage Assn. 4.00% 2045[5]	187	199
Government National Mortgage Assn. 4.50% 2045[5]	488	525
Government National Mortgage Assn. 3.50% 2046[5,6]	1,550	1,615
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[3,5]	230	230
Korea Housing Finance Corp. 2.50% 2020[3,5]	250	250
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr9,413	1,326
Nykredit Realkredit AS, Series 01E, 2.50% 2037[5]	3,175	460
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	967	135
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	1,490	209
		6,123
Asset-backed obligations 0.15%
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.547% 2020[5,7]	$200	200
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,5]	123	122
		322
Total bonds, notes & other debt instruments (cost: $71,693,000)		68,296
American Funds Insurance Series — Global Balanced Fund — Page 84 of 160

Short-term securities 5.24%	Principal amount (000)	Value (000)
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.38% due 1/4/2016	$3,100	$3,100
Liberty Street Funding Corp. 0.45% due 1/21/2016[3]	1,400	1,400
Mitsubishi UFJ Trust and Banking Corp. 0.32% due 1/26/2016[3]	2,700	2,699
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[3]	4,300	4,298
Total short-term securities (cost: $11,497,000)		11,497
Total investment securities 100.87% (cost: $207,290,000)		221,181
Other assets less liabilities (0.87)%		(1,917)
Net assets 100.00%		$219,264
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $11,737,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	1/14/2016	UBS AG	€325	$344	$9
Euros	1/21/2016	HSBC Bank	€249	$275	(4)
Japanese yen	1/12/2016	Bank of New York Mellon	¥36,324	$300	2
Japanese yen	1/21/2016	UBS AG	¥45,688	$372	9
Japanese yen	1/22/2016	HSBC Bank	¥36,271	$300	2
Japanese yen	1/28/2016	UBS AG	¥58,364	$476	9
Japanese yen	1/29/2016	HSBC Bank	¥116,266	$948	20
Japanese yen	2/3/2016	Citibank	¥18,091	$150	1
Japanese yen	2/12/2016	HSBC Bank	¥22,250	$181	4
Japanese yen	2/18/2016	HSBC Bank	¥43,305	$356	4
					$56
Sales:
British pounds	1/13/2016	JPMorgan Chase	¥37,044	£200	$13
British pounds	1/22/2016	HSBC Bank	$303	£200	9
British pounds	1/25/2016	Bank of America, N.A.	€138	£100	2
British pounds	1/29/2016	HSBC Bank	$886	£595	8
British pounds	1/29/2016	Bank of America, N.A.	C$416	£200	6
British pounds	1/29/2016	HSBC Bank	€138	£100	2
British pounds	1/29/2016	Citibank	$149	£100	1
Euros	1/8/2016	HSBC Bank	$360	€340	(10)
Euros	1/21/2016	HSBC Bank	¥46,521	€350	7
Euros	1/22/2016	Bank of America, N.A.	$318	€290	3
Indian rupees	1/19/2016	JPMorgan Chase	$152	INR10,200	(1)
Japanese yen	1/20/2016	JPMorgan Chase	$1,030	¥125,000	(11)
Japanese yen	1/21/2016	Bank of New York Mellon	$585	¥71,000	(6)
Malaysian ringgits	1/13/2016	UBS AG	$78	MYR330	1
Mexican pesos	1/14/2016	Bank of America, N.A.	$6	MXN100	—[8]
Mexican pesos	1/28/2016	Barclays Bank PLC	$298	MXN5,100	3
Norwegian kroner	1/25/2016	Bank of America, N.A.	$200	NKr1,736	4
Polish zloty	1/12/2016	Barclays Bank PLC	$314	PLN1,250	(4)
American Funds Insurance Series — Global Balanced Fund — Page 85 of 160

	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Polish zloty	1/12/2016	JPMorgan Chase	$367	PLN1,480	$(10)
Polish zloty	1/21/2016	UBS AG	€689	PLN3,000	(15)
South African rand	1/12/2016	UBS AG	$136	ZAR1,975	8
South African rand	1/14/2016	Bank of America, N.A.	$75	ZAR1,150	1
South African rand	1/28/2016	JPMorgan Chase	$116	ZAR1,750	4
Swedish kronor	1/29/2016	HSBC Bank	€108	SKr1,000	(1)
Swedish kronor	1/29/2016	Citibank	$339	SKr2,900	(5)
Turkish lira	1/15/2016	Bank of America, N.A.	$67	TRY200	(1)
					$8
Forward currency contracts — net					$64
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous," was $68,155,000, which represented 31.08% of the net assets of the fund. This amount includes $67,674,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,402,000, which represented 5.66% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Amount less than one thousand.

Key to abbreviations and symbols
CDI = CREST Depository Interest
TBA = To-be-announced
CAD/C$ = Canadian dollars
CLP = Chilean pesos
COP = Colombian pesos
DKr = Danish kroner
€ = Euros
GBP/£ = British pounds
IDR = Indonesian rupiah
INR = Indian rupees
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NKr = Norwegian kroner
PLN = Polish zloty
SKr = Swedish kronor
TRY = Turkish lira
ZAR = South African rand
American Funds Insurance Series — Global Balanced Fund — Page 86 of 160

Bond Fund
Investment portfolio
December 31, 2015
Bonds, notes & other debt instruments 92.95% U.S. Treasury bonds & notes 38.15% U.S. Treasury 31.79%	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2016[1]	$25,000	$24,998
U.S. Treasury 0.75% 2017[1]	44,279	44,151
U.S. Treasury 8.75% 2017	50,000	55,322
U.S. Treasury 1.25% 2018	218,100	217,910
U.S. Treasury 1.25% 2018	21,750	21,725
U.S. Treasury 1.25% 2018	4,787	4,779
U.S. Treasury 1.375% 2018	87,750	88,158
U.S. Treasury 1.50% 2018	86,875	87,499
U.S. Treasury 1.00% 2019	32,750	32,222
U.S. Treasury 1.50% 2019	74,375	74,681
U.S. Treasury 1.625% 2019	216,250	216,959
U.S. Treasury 1.625% 2019	152,625	153,222
U.S. Treasury 1.625% 2019	87,900	87,941
U.S. Treasury 1.125% 2020	67,300	65,815
U.S. Treasury 1.25% 2020	88,700	87,362
U.S. Treasury 1.25% 2020	44,425	43,715
U.S. Treasury 1.375% 2020	68,250	67,298
U.S. Treasury 1.375% 2020	2,700	2,670
U.S. Treasury 1.75% 2020	9,101	9,099
U.S. Treasury 2.00% 2020	17,000	17,178
U.S. Treasury 8.75% 2020	40,000	52,419
U.S. Treasury 2.125% 2021	80,000	80,731
U.S. Treasury 3.625% 2021	7,500	8,156
U.S. Treasury 1.625% 2022	22,776	22,136
U.S. Treasury 1.625% 2022	22,665	22,086
U.S. Treasury 1.875% 2022	3,596	3,551
U.S. Treasury 2.00% 2022	450,000	447,678
U.S. Treasury 2.125% 2022	288,550	290,117
U.S. Treasury 1.75% 2023	47,000	45,805
U.S. Treasury 2.25% 2024	45,000	44,987
U.S. Treasury 2.50% 2024	27,000	27,598
U.S. Treasury 2.75% 2024	40,050	41,732
U.S. Treasury 2.00% 2025	111,550	108,768
U.S. Treasury 2.125% 2025	92,650	91,412
U.S. Treasury 2.25% 2025	17,123	17,090
U.S. Treasury 6.125% 2027	25,000	34,617
U.S. Treasury 3.625% 2043	75,400	85,007
U.S. Treasury 2.875% 2045	65,200	63,387
U.S. Treasury 3.00% 2045	266,100	265,552
		3,155,533
U.S. Treasury inflation-protected securities 6.36%
U.S. Treasury Inflation-Protected Security 0.625% 2021[2]	162,512	163,733
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	3,313	3,179
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	68,334	65,260
American Funds Insurance Series — Bond Fund — Page 87 of 160

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	$306,699	$297,097
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	4,793	5,332
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	16,762	14,753
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	41,280	42,059
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	45,161	39,437
		630,850
Total U.S. Treasury bonds & notes		3,786,383
Corporate bonds & notes 30.05% Financials 7.60%
ACE INA Holdings Inc. 2.30% 2020	2,105	2,092
ACE INA Holdings Inc. 2.875% 2022	4,235	4,209
ACE INA Holdings Inc. 3.15% 2025	375	371
ACE INA Holdings Inc. 3.35% 2026	4,235	4,228
ACE INA Holdings Inc. 4.35% 2045	4,155	4,233
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,415	2,377
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,690	3,651
Alexandria Real Estate Equities, Inc. 4.30% 2026	65	64
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	147
American Campus Communities, Inc. 3.35% 2020	2,100	2,100
American Campus Communities, Inc. 3.75% 2023	4,050	3,991
American Campus Communities, Inc. 4.125% 2024	5,835	5,805
American Express Co. 6.15% 2017	2,500	2,678
American Express Co. 1.55% 2018	8,500	8,439
American International Group, Inc. 2.30% 2019	3,050	3,027
American International Group, Inc. 4.50% 2044	2,970	2,757
American Tower Corp. 3.40% 2019	7,525	7,726
Assicurazioni Generali SPA 7.75% 2042	€3,100	4,119
Assicurazioni Generali SPA 10.125% 2042	3,800	5,524
AXA SA 8.60% 2030	$2,625	3,540
Bank of America Corp. 3.75% 2016	3,415	3,458
Bank of America Corp. 2.625% 2020	36,275	35,875
Bank of America Corp. 3.875% 2025	24,000	24,414
Bank of America Corp., Series AA, 6.10% (undated)	769	781
Barclays Bank PLC 2.50% 2019	5,175	5,189
Barclays Bank PLC 6.00% 2021	€6,175	8,048
Barclays Bank PLC 10.179% 2021[3]	$12,525	16,253
Barclays Bank PLC 3.65% 2025	925	891
Barclays Bank PLC 5.25% 2045	8,750	8,934
BB&T Corp. 2.45% 2020	10,000	10,072
Berkshire Hathaway Inc. 4.40% 2042	235	233
BNP Paribas 4.375% 2025[3]	3,000	2,944
BNP Paribas, convertible bonds, 7.375% 2049[3]	1,250	1,284
BPCE SA group 5.70% 2023[3]	19,680	20,722
BPCE SA group 4.50% 2025[3]	725	697
Brandywine Operating Partnership, LP 4.95% 2018	4,875	5,105
CIT Group Inc. 3.875% 2019	5,000	4,987
CIT Group Inc., Series C, 5.50% 2019[3]	1,750	1,833
Citigroup Inc., Series P, 5.95% (undated)	1,567	1,510
Citigroup Inc. 1.70% 2018	13,375	13,256
Citigroup Inc. 2.15% 2018	6,500	6,499
Citigroup Inc. 2.55% 2019	17,239	17,365
Citigroup Inc. 4.45% 2027	4,200	4,184
American Funds Insurance Series — Bond Fund — Page 88 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
CNA Financial Corp. 7.35% 2019	$1,800	$2,076
CNA Financial Corp. 7.25% 2023	3,000	3,553
Corporate Office Properties LP 5.00% 2025	480	473
Credit Suisse Group AG 3.80% 2022[3]	1,500	1,502
Crescent Resources 10.25% 2017[3]	1,350	1,355
DCT Industrial Trust Inc. 4.50% 2023	3,270	3,278
DDR Corp. 4.25% 2026	6,225	6,085
Developers Diversified Realty Corp. 9.625% 2016	10,920	11,091
Developers Diversified Realty Corp. 7.50% 2017	2,650	2,824
Developers Diversified Realty Corp. 4.75% 2018	775	811
Developers Diversified Realty Corp. 7.875% 2020	1,455	1,743
EPR Properties 4.50% 2025	585	558
ERP Operating LP 7.125% 2017	380	414
ERP Operating LP 3.00% 2023	2,735	2,691
ERP Operating LP 4.50% 2045	4,295	4,380
Essex Portfolio L.P. 3.25% 2023	335	326
Essex Portfolio L.P. 3.875% 2024	1,000	1,001
Goldman Sachs Group, Inc. 2.75% 2020	7,670	7,675
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,694
Goldman Sachs Group, Inc. 3.85% 2024	7,525	7,697
Goldman Sachs Group, Inc. 3.50% 2025	9,200	9,066
Goldman Sachs Group, Inc. 4.75% 2045	6,640	6,620
Goldman Sachs Group, Inc. 5.15% 2045	750	731
Goldman Sachs Group, Inc., subordinated, 4.25% 2025	4,605	4,582
Goodman Funding Pty Ltd. 6.00% 2022[3]	5,250	5,844
HBOS PLC 6.75% 2018[3]	18,315	20,023
Hospitality Properties Trust 6.30% 2016	300	301
Hospitality Properties Trust 5.625% 2017	2,900	3,000
Hospitality Properties Trust 6.70% 2018	6,140	6,498
Hospitality Properties Trust 5.00% 2022	1,470	1,512
Hospitality Properties Trust 4.50% 2023	3,705	3,693
Hospitality Properties Trust 4.50% 2025	1,175	1,130
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,307
Intercontinentalexchange, Inc. 2.75% 2020	2,225	2,227
Intercontinentalexchange, Inc. 4.00% 2023	2,445	2,522
Intercontinentalexchange, Inc. 3.75% 2025	4,215	4,234
Intesa Sanpaolo SpA 5.017% 2024[3]	680	670
Iron Mountain Inc. 6.00% 2020[3]	1,500	1,586
iStar Financial Inc. 4.875% 2018	1,650	1,623
JPMorgan Chase & Co. 2.25% 2020	15,280	15,047
JPMorgan Chase & Co. 2.55% 2020	11,535	11,440
JPMorgan Chase & Co. 3.125% 2025	6,500	6,331
Kimco Realty Corp. 6.875% 2019	3,500	4,024
Kimco Realty Corp. 3.40% 2022	1,045	1,037
Leucadia National Corp. 5.50% 2023	520	509
Liberty Mutual Group Inc. 6.70% 2016[3]	3,750	3,871
Lloyds Banking Group PLC 4.582% 2025[3]	1,022	1,027
MetLife Capital Trust IV, junior subordinated 7.875% 2067[3]	2,505	3,069
MetLife Capital Trust X, junior subordinated 9.25% 2068[3]	300	415
MetLife Global Funding I 2.30% 2019[3]	675	676
MetLife Global Funding I 2.00% 2020[3]	7,785	7,634
MetLife Global Funding I 2.50% 2020[3]	750	747
Metlife, Inc. 3.60% 2025	3,950	3,985
Metlife, Inc. 4.60% 2046	585	590
American Funds Insurance Series — Bond Fund — Page 89 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
MetLife, Inc. 5.25% 2049	$1,900	$1,938
Mitsubishi UFJ Trust & Banking Corp. 2.65% 2020[3]	16,500	16,501
Mizuho Bank Ltd. 2.15% 2018[3]	8,250	8,225
Morgan Stanley 3.80% 2016	5,000	5,043
Morgan Stanley 2.125% 2018	7,500	7,521
Morgan Stanley 2.80% 2020	20,330	20,424
New York Life Global Funding 1.55% 2018[3]	2,000	1,985
New York Life Global Funding 2.10% 2019[3]	1,000	1,002
New York Life Global Funding 1.95% 2020[3]	145	142
NN Group NV, 4.50% (undated)	€8,750	9,376
Nordea Bank AB 2.50% 2020[3]	$7,425	7,392
Nordea Bank AB 4.875% 2021[3]	700	756
PNC Bank 2.40% 2019	10,507	10,554
PNC Bank 2.30% 2020	9,000	8,927
PNC Bank 2.45% 2020	2,435	2,427
PNC Bank 2.60% 2020	1,700	1,701
PNC Financial Services Group, Inc. 2.854% 2022	6,050	5,981
PNC Financial Services Group, Inc. 3.90% 2024	1,000	1,026
PNC Funding Corp. 3.30% 2022	9,000	9,223
Prologis, Inc. 3.35% 2021	10,900	11,051
Prologis, Inc. 4.25% 2023	7,410	7,810
Prologis, Inc. 3.75% 2025	7,850	7,803
Prudential Financial, Inc. 2.30% 2018	2,175	2,192
Prudential Financial, Inc. 3.50% 2024	10,000	10,068
Prudential Financial, Inc. 4.60% 2044	375	375
QBE Insurance Group Ltd. 2.40% 2018[3]	5,710	5,719
Rabobank Nederland 4.625% 2023	10,210	10,664
Rabobank Nederland 4.375% 2025	3,975	4,051
Realogy Corp. 4.50% 2019[3]	800	825
Realogy Corp. 5.25% 2021[3]	925	952
Realogy Corp., Barclays PLC LOC, 4.40% 2016[4,5,6]	131	129
Royal Bank of Canada 1.50% 2018	2,700	2,688
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[3]	2,450	2,848
RSA Insurance Group PLC 9.375% 2039	£6,450	11,149
Ryman Hospitality Properties, Inc. 5.00% 2021	$2,800	2,863
Scentre Group 2.375% 2019[3]	2,465	2,435
Scentre Group 2.375% 2021[3]	1,130	1,086
Scentre Group 3.25% 2025[3]	210	198
Scentre Group 3.50% 2025[3]	5,365	5,217
Select Income REIT 4.15% 2022	10,735	10,317
Select Income REIT 4.50% 2025	125	116
Simon Property Group, LP 10.35% 2019	5,655	6,942
Skandinaviska Enskilda 2.45% 2020[3]	5,300	5,275
Skandinaviska Enskilda 2.625% 2020[3]	2,000	1,995
Sumitomo Mitsui Banking Corp. 2.45% 2020	4,250	4,205
Travelers Property Casualty Corp. 4.30% 2045	5,255	5,311
UBS Group AG 4.125% 2025[3]	700	697
UDR, Inc. 4.00% 2025	50	51
Unum Group 7.125% 2016	3,400	3,535
Unum Group 3.875% 2025	870	858
US Bancorp., junior subordinated 5.125% (undated)	2,100	2,112
WEA Finance LLC 2.70% 2019[3]	5,675	5,635
WEA Finance LLC 3.25% 2020[3]	14,275	14,351
WEA Finance LLC 3.75% 2024[3]	515	513
American Funds Insurance Series — Bond Fund — Page 90 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 1.426% 2020[4]	$530	$532
Wells Fargo & Co. 2.55% 2020	12,705	12,650
		753,772
Health care 6.48%
AbbVie Inc. 1.80% 2018	5,900	5,877
AbbVie Inc. 2.50% 2020	17,215	17,062
AbbVie Inc. 2.90% 2022	23,155	22,452
AbbVie Inc. 3.20% 2022	1,970	1,943
AbbVie Inc. 3.60% 2025	4,550	4,500
AbbVie Inc. 4.50% 2035	6,070	5,962
AbbVie Inc. 4.70% 2045	6,605	6,485
Actavis Funding SCS 2.35% 2018	4,500	4,508
Actavis Funding SCS 3.00% 2020	8,000	8,014
Actavis Funding SCS 3.45% 2022	12,185	12,221
Actavis Funding SCS 3.80% 2025	9,385	9,356
Actavis Funding SCS 4.55% 2035	9,860	9,614
Actavis Funding SCS 4.75% 2045	8,378	8,199
Aetna Inc. 1.50% 2017	3,755	3,742
Amgen Inc. 2.125% 2020	5,700	5,630
Amgen Inc. 2.70% 2022	2,420	2,353
Amgen Inc. 3.125% 2025	5,700	5,426
Amgen Inc. 4.40% 2045	5,700	5,298
AstraZeneca PLC 3.375% 2025	21,750	21,640
AstraZeneca PLC 4.375% 2045	1,135	1,142
AstraZeneca PLC 2.375% 2020	3,250	3,232
Baxalta Inc. 5.25% 2045[3]	100	101
Bayer AG 2.375% 2019[3]	5,155	5,162
Bayer AG 3.375% 2024[3]	4,270	4,307
Baylor Scott & White Holdings 4.185% 2045	7,800	7,407
Becton, Dickinson and Co. 1.80% 2017	4,450	4,446
Becton, Dickinson and Co. 2.675% 2019	2,625	2,642
Becton, Dickinson and Co. 3.734% 2024	5,400	5,460
Becton, Dickinson and Co. 4.685% 2044	7,845	7,946
Biogen Inc. 2.90% 2020	5,000	4,994
Biogen Inc. 3.625% 2022	3,735	3,782
Biogen Inc. 4.05% 2025	9,965	10,036
Biogen Inc. 5.20% 2045	2,280	2,289
Boston Scientific Corp. 2.85% 2020	470	468
Boston Scientific Corp. 6.00% 2020	3,675	4,084
Boston Scientific Corp. 3.375% 2022	700	692
Boston Scientific Corp. 3.85% 2025	500	493
Cardinal Health, Inc. 1.90% 2017	4,710	4,726
Cardinal Health, Inc. 1.70% 2018	1,400	1,397
Celgene Corp 2.875% 2020	26,050	25,891
Celgene Corp. 3.625% 2024	375	370
Celgene Corp. 3.875% 2025	1,230	1,229
Celgene Corp. 4.625% 2044	7,775	7,372
Celgene Corp. 5.00% 2045	20,850	21,010
Concordia Healthcare Corp. 9.50% 2022[3]	710	703
Concordia Healthcare Corp. 7.00% 2023[3]	275	240
DJO Finco Inc. 8.125% 2021[3]	835	743
EMD Finance LLC 2.40% 2020[3]	13,885	13,531
EMD Finance LLC 2.95% 2022[3]	5,175	5,003
American Funds Insurance Series — Bond Fund — Page 91 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
EMD Finance LLC 3.25% 2025[3]	$19,615	$18,622
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[3]	1,545	1,545
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	685	668
Express Scripts Inc. 3.125% 2016	19,500	19,632
Express Scripts Inc. 2.65% 2017	6,250	6,313
Gilead Sciences, Inc. 1.85% 2018	6,430	6,462
Gilead Sciences, Inc. 2.55% 2020	6,450	6,455
Gilead Sciences, Inc. 3.25% 2022	2,255	2,273
Gilead Sciences, Inc. 3.70% 2024	3,200	3,281
Gilead Sciences, Inc. 3.50% 2025	8,270	8,349
Gilead Sciences, Inc. 3.65% 2026	3,015	3,046
Gilead Sciences, Inc. 4.60% 2035	2,910	2,963
Gilead Sciences, Inc. 4.80% 2044	160	161
Gilead Sciences, Inc. 4.50% 2045	1,250	1,226
Gilead Sciences, Inc. 4.75% 2046	4,020	4,075
HCA Inc. 6.50% 2020	1,550	1,693
HCA Inc. 5.25% 2025	10,000	10,100
Hologic, Inc. 5.25% 2022[3]	105	107
Humana Inc. 3.85% 2024	7,500	7,568
Humana Inc. 4.95% 2044	8,495	8,471
inVentiv Health Inc. 12.00% 2018[3,7]	3,818	3,466
Kinetic Concepts, Inc. 10.50% 2018	1,230	1,202
Kinetic Concepts, Inc. 12.50% 2019	2,295	2,094
Laboratory Corporation of America Holdings 3.20% 2022	305	300
Laboratory Corporation of America Holdings 3.60% 2025	4,870	4,709
Laboratory Corporation of America Holdings 4.70% 2045	16,865	15,546
Mallinckrodt PLC 5.625% 2023[3]	1,190	1,136
McKesson Corp. 3.25% 2016	3,051	3,062
McKesson Corp. 2.284% 2019	8,510	8,484
McKesson Corp. 3.796% 2024	6,245	6,289
McKesson Corp. 4.883% 2044	600	602
MEDNAX, Inc. 5.25% 2023[3]	130	131
Medtronic, Inc. 2.50% 2020	1,785	1,799
Medtronic, Inc. 3.50% 2025	11,500	11,650
Medtronic, Inc. 4.625% 2045	18,225	18,836
Molina Healthcare, Inc. 5.375% 2022[3]	440	441
Novartis Capital Corp. 3.00% 2025	1,000	988
Novartis Capital Corp. 4.00% 2045	2,000	1,966
Ortho-Clinical Diagnostics Inc. 6.625% 2022[3]	1,660	1,141
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[4,5,6]	790	675
Pfizer Inc. 7.20% 2039	1,330	1,835
Quintiles Transnational Corp. 4.875% 2023[3]	400	404
Roche Holdings, Inc. 2.25% 2019[3]	15,080	15,172
Roche Holdings, Inc. 2.875% 2021[3]	6,875	6,973
Roche Holdings, Inc. 3.35% 2024[3]	1,000	1,025
St. Jude Medical, Inc. 3.875% 2025	5,130	5,191
Tenet Healthcare Corp. 6.75% 2023	905	841
Tenet Healthcare Corp., First Lien, 6.25% 2018	500	529
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,340	1,417
Tenet Healthcare Corp., First Lien, 4.50% 2021	10,625	10,412
Thermo Fisher Scientific Inc. 1.30% 2017	310	309
Thermo Fisher Scientific Inc. 2.40% 2019	4,050	4,052
Thermo Fisher Scientific Inc. 3.30% 2022	335	335
Thermo Fisher Scientific Inc. 5.30% 2044	2,230	2,390
American Funds Insurance Series — Bond Fund — Page 92 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 1.40% 2017	$3,020	$3,015
UnitedHealth Group Inc. 1.90% 2018	6,820	6,844
UnitedHealth Group Inc. 2.70% 2020	6,745	6,823
UnitedHealth Group Inc. 3.35% 2022	4,585	4,694
UnitedHealth Group Inc. 3.75% 2025	5,610	5,795
UnitedHealth Group Inc. 4.625% 2035	6,305	6,557
UnitedHealth Group Inc. 4.75% 2045	4,790	5,053
VPI Escrow Corp. 6.75% 2018[3]	3,000	2,988
VPI Escrow Corp. 6.375% 2020[3]	835	810
VRX Escrow Corp. 5.375% 2020[3]	1,735	1,640
VRX Escrow Corp. 5.875% 2023[3]	810	727
VRX Escrow Corp. 6.125% 2025[3]	555	497
WellPoint, Inc. 2.30% 2018	7,440	7,432
WellPoint, Inc. 2.25% 2019	1,250	1,244
Zimmer Holdings, Inc. 2.70% 2020	900	890
Zimmer Holdings, Inc. 3.15% 2022	8,785	8,649
Zimmer Holdings, Inc. 3.55% 2025	14,645	14,266
Zimmer Holdings, Inc. 4.25% 2035	3,825	3,577
Zoetis Inc. 4.50% 2025	1,500	1,524
		642,617
Energy 3.38%
Alpha Natural Resources, Inc. 7.50% 2020[3,8]	3,000	67
Alpha Natural Resources, Inc. 7.50% 2020[3,8]	913	21
American Energy - Woodford LLC 12.00% 2020[3,7]	743	115
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,5,6]	550	149
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,5,6]	1,875	28
American Energy (Permian Basin) 7.125% 2020[3]	2,075	791
American Energy (Permian Basin) 7.375% 2021[3]	725	286
Anadarko Petroleum Corp. 6.375% 2017	10,000	10,490
Arch Coal, Inc. 7.00% 2019[9]	1,875	—
Arch Coal, Inc. 7.25% 2021[9]	1,525	—
Baytex Energy Corp. 5.125% 2021[3]	1,300	916
Baytex Energy Corp. 5.625% 2024[3]	700	472
Boardwalk Pipeline Partners 3.375% 2023	2,750	2,215
Boardwalk Pipelines, LP 4.95% 2024	2,040	1,778
Canadian Natural Resources Ltd. 3.80% 2024	280	248
Cenovus Energy Inc. 3.80% 2023	1,120	1,016
Chevron Corp. 2.355% 2022	5,000	4,782
Chevron Corp. 2.411% 2022	3,630	3,538
Columbia Pipeline Partners LP 2.45% 2018[3]	6,700	6,555
Columbia Pipeline Partners LP 3.30% 2020[3]	975	951
Columbia Pipeline Partners LP 4.50% 2025[3]	1,215	1,103
Columbia Pipeline Partners LP 5.80% 2045[3]	1,910	1,682
Denbury Resources Inc. 4.625% 2023	1,000	327
Devon Energy Corp. 2.25% 2018	7,310	6,678
Devon Energy Corp. 3.25% 2022	2,200	1,873
Devon Energy Corp. 5.00% 2045	1,900	1,445
Diamond Offshore Drilling, Inc. 4.875% 2043	3,375	2,062
Ecopetrol SA 5.375% 2026	630	538
Ecopetrol SA 5.875% 2045	1,245	890
Enbridge Energy Partners, LP 9.875% 2019	10,500	11,968
Enbridge Energy Partners, LP 4.375% 2020	8,905	8,700
Enbridge Energy Partners, LP 5.20% 2020	5,655	5,735
American Funds Insurance Series — Bond Fund — Page 93 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 4.20% 2021	$9,025	$8,619
Enbridge Energy Partners, LP 5.875% 2025	15,225	14,702
Enbridge Energy Partners, LP 7.375% 2045	24,160	23,214
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	8,324
Enbridge Inc. 4.00% 2023	7,030	6,230
Enbridge Inc. 4.50% 2044	5,250	3,588
Energy Transfer Partners, LP 4.75% 2026	1,150	992
Energy Transfer Partners, LP 6.125% 2045	18,000	14,690
EnLink Midstream Partners, LP 2.70% 2019	155	142
EnLink Midstream Partners, LP 4.40% 2024	365	290
EnLink Midstream Partners, LP 4.15% 2025	280	216
EnLink Midstream Partners, LP 5.05% 2045	1,015	631
Ensco PLC 5.20% 2025	1,810	1,291
Ensco PLC 5.75% 2044	285	188
Enterprise Products Operating LLC 3.70% 2026	2,105	1,894
Enterprise Products Operating LLC 4.85% 2044	2,215	1,798
Enterprise Products Operating LLC 4.90% 2046	315	258
EP Energy Corp. 6.375% 2023	675	341
Halliburton Co. 3.375% 2022	5,395	5,315
Halliburton Co. 3.80% 2025	5,055	4,931
Halliburton Co. 4.85% 2035	740	728
Halliburton Co. 5.00% 2045	1,240	1,228
Husky Energy Inc. 7.25% 2019	3,390	3,749
Jupiter Resources Inc. 8.50% 2022[3]	2,000	810
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	7,920
Kinder Morgan Energy Partners, LP 3.50% 2021	555	497
Kinder Morgan Energy Partners, LP 4.25% 2024	300	256
Kinder Morgan Energy Partners, LP 6.50% 2037	900	775
Kinder Morgan Energy Partners, LP 5.40% 2044	5,345	4,052
Kinder Morgan Energy Partners, LP 5.50% 2044	1,245	974
Kinder Morgan, Inc. 4.30% 2025	9,935	8,604
Kinder Morgan, Inc. 5.30% 2034	760	600
Kinder Morgan, Inc. 5.55% 2045	8,400	6,580
Matador Resources Co. 6.875% 2023	150	140
NGL Energy Partners LP 6.875% 2021	1,000	755
NGPL PipeCo LLC 7.119% 2017[3]	3,025	2,828
NGPL PipeCo LLC 9.625% 2019[3]	4,350	4,089
Noble Corp PLC 4.00% 2018	430	390
Noble Corp PLC 5.95% 2025	1,995	1,379
Noble Corp PLC 6.95% 2045	1,760	1,129
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,5]	3,925	1,452
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,5]	2,548	612
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[3,5]	207	48
PDC Energy Inc. 7.75% 2022	1,775	1,713
Peabody Energy Corp. 6.00% 2018	3,300	627
Peabody Energy Corp. 6.50% 2020	500	71
Petrobras Global Finance Co. 6.85% 2115	335	219
Petrobras International Finance Co. 5.375% 2021	2,360	1,764
Petróleos Mexicanos 7.47% 2026	MXN295,000	15,390
Petróleos Mexicanos 5.625% 2046[3]	$330	254
Phillips 66 Partners LP 3.605% 2025	345	304
Phillips 66 Partners LP 4.68% 2045	125	93
Pioneer Natural Resources Co. 3.45% 2021	185	171
Pioneer Natural Resources Co. 4.45% 2026	325	293
American Funds Insurance Series — Bond Fund — Page 94 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,5]	$1,487	$1,026
Range Resources Corp. 4.875% 2025[3]	2,075	1,585
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5]	575	614
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,375	3,409
Rice Energy Inc. 6.25% 2022	1,075	779
Rice Energy Inc. 7.25% 2023[3]	150	110
Sabine Pass Liquefaction, LLC 5.625% 2021	3,300	3,052
Sabine Pass Liquefaction, LLC 5.625% 2023	1,300	1,147
Sabine Pass Liquefaction, LLC 5.75% 2024	940	822
Samson Investment Co. 9.75% 2020	1,200	3
Samson Investment Co., Term Loan B, 5.00% 2018[4,5,6,8]	150	6
Schlumberger BV 3.00% 2020[3]	1,745	1,725
Schlumberger BV 3.625% 2022[3]	1,655	1,638
Schlumberger BV 4.00% 2025[3]	11,500	11,377
Seven Generations Energy Ltd. 6.75% 2023[3]	175	148
Shell International Finance BV 2.25% 2020	1,190	1,173
SM Energy Co. 5.625% 2025	425	282
Southwestern Energy Co. 4.95% 2025	11,800	7,449
Spectra Energy Partners, LP 2.95% 2018	1,615	1,588
TC PipeLines, LP 4.375% 2025	1,700	1,496
Teekay Corp. 8.50% 2020[3]	625	425
Total Capital Canada Ltd. 2.75% 2023	2,140	2,058
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	8,845	6,700
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	600	557
Transocean Inc. 7.13% 2021	1,410	915
Transocean Inc. 4.30% 2022	2,195	1,174
Western Gas Partners LP 2.60% 2018	280	271
Western Gas Partners LP 3.95% 2025	665	560
Williams Partners LP 5.25% 2020	3,000	2,789
Williams Partners LP 3.60% 2022	4,750	3,742
Williams Partners LP 4.50% 2023	500	406
Williams Partners LP 4.30% 2024	10,060	7,989
Williams Partners LP 4.00% 2025	7,250	5,439
Williams Partners LP 5.40% 2044	555	373
Williams Partners LP 4.90% 2045	455	290
Williams Partners LP 5.10% 2045	16,005	10,563
Woodside Finance Ltd. 4.60% 2021[3]	6,535	6,636
		335,883
Consumer discretionary 3.09%
21st Century Fox America, Inc. 4.95% 2045[3]	2,075	2,052
Amazon.com, Inc. 4.95% 2044	2,280	2,439
AOL Time Warner Inc. 7.625% 2031	1,750	2,171
Boyd Gaming Corp. 6.875% 2023	2,525	2,607
Burger King Corp. 6.00% 2022[3]	2,075	2,142
CBS Outdoor Americas Inc. 5.625% 2024	400	413
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[3]	6,805	6,772
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	860	858
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	2,370	2,371
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[3]	2,000	1,995
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	8,975	9,020
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	1,725	1,693
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	700	649
Cumulus Media Holdings Inc. 7.75% 2019	1,715	587
American Funds Insurance Series — Bond Fund — Page 95 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,5,6]	$1,697	$1,293
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	8,000	8,070
DaimlerChrysler North America Holding Corp. 1.19% 2018[3,4]	7,500	7,471
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	21,000	20,731
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	755	737
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	8,000	7,767
Delta 2 (Formula One), Term Loan B, 7.75% 2022[4,5,6]	475	441
DISH DBS Corp. 4.25% 2018	5,000	5,025
Dollar General Corp. 4.125% 2017	622	639
Dollar General Corp. 1.875% 2018	1,211	1,200
Family Tree Escrow LLC 5.75% 2023[3]	725	759
Ford Motor Credit Co. 2.551% 2018	1,325	1,316
Ford Motor Credit Co. 2.375% 2019	18,650	18,404
Ford Motor Credit Co. 2.597% 2019	10,910	10,722
Ford Motor Credit Co. 3.157% 2020	500	499
Ford Motor Credit Co. 3.20% 2021	4,300	4,276
Ford Motor Credit Co. 3.219% 2022	7,315	7,172
Ford Motor Credit Co. 4.134% 2025	20,500	20,478
Gannett Co., Inc. 5.125% 2019	1,130	1,172
Gannett Co., Inc. 4.875% 2021[3]	290	291
General Motors Co. 5.00% 2035	295	276
General Motors Financial Co. 3.70% 2020	16,575	16,645
General Motors Financial Co. 4.375% 2021	1,100	1,117
General Motors Financial Co. 4.30% 2025	710	690
Home Depot, Inc. 4.40% 2021	7,500	8,266
Home Depot, Inc. 3.35% 2025	3,945	4,039
Hyundai Capital America 2.60% 2020[3]	325	320
Limited Brands, Inc. 6.625% 2021	1,224	1,362
McDonald’s Corp. 2.75% 2020	105	105
McDonald’s Corp. 3.70% 2026	475	476
McDonald’s Corp. 4.70% 2035	5,935	5,932
McDonald’s Corp. 4.875% 2045	9,205	9,291
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,000	983
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	988
MGM Resorts International 7.75% 2022	2,000	2,133
NBC Universal Enterprise, Inc. 5.25% (undated)[3]	2,375	2,523
NBCUniversal Media, LLC 5.15% 2020	10,000	11,176
Needle Merger Sub Corp. 8.125% 2019[3]	3,500	2,817
Neiman Marcus Group LTD Inc. 8.75% 2021[3,7]	1,160	725
Neiman Marcus, Term Loan B, 4.25% 2020[4,5,6]	3,709	3,293
News America Inc. 4.50% 2021	3,930	4,236
News America Inc. 4.00% 2023	1,100	1,139
NIKE, Inc. 3.875% 2045	13,700	13,245
PETCO Animal Supplies, Inc. 9.25% 2018[3]	5,000	5,137
PETsMART, Inc. 7.125% 2023[3]	425	422
Playa Resorts Holding BV 8.00% 2020[3]	2,475	2,524
RCI Banque 3.50% 2018[3]	8,280	8,445
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	305
Schaeffler Holding Finance BV 6.25% 2019[3,7]	2,500	2,622
Seminole Tribe of Florida 7.804% 2020[3,5]	645	668
Starbucks Corp. 4.30% 2045	205	213
Target Corp. 6.00% 2018	3,000	3,271
Thomson Reuters Corp. 1.30% 2017	285	284
Thomson Reuters Corp. 1.65% 2017	5,445	5,420
American Funds Insurance Series — Bond Fund — Page 96 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Thomson Reuters Corp. 4.30% 2023	$240	$246
Thomson Reuters Corp. 5.65% 2043	285	299
Time Warner Inc. 6.20% 2040	5,450	6,004
Toyota Motor Credit Corp. 2.125% 2019	500	501
Univision Communications Inc. 5.125% 2025[3]	555	529
Volkswagen Group of America Finance, LLC 1.25% 2017[3]	4,445	4,340
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	520	499
Volkswagen Group of America Finance, LLC 2.40% 2020[3]	3,055	2,864
Volkswagen International Finance NV 4.00% 2020[3]	4,200	4,236
Walt Disney Co. 5.50% 2019	5,000	5,554
Warner Music Group 5.625% 2022[3]	1,000	968
Weather Company, Term Loan, 7.00% 2020[4,5,6]	500	499
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	825	785
Wynn Macau, Ltd. 5.25% 2021[3]	3,100	2,743
ZF Friedrichshafen AG 4.50% 2022[3]	150	147
ZF Friedrichshafen AG 4.75% 2025[3]	1,200	1,148
		306,682
Utilities 2.94%
AES Corp. 8.00% 2020	500	552
AES Corp. 7.375% 2021	1,475	1,512
American Electric Power Co. 1.65% 2017	2,870	2,850
American Electric Power Co. 2.95% 2022	2,000	1,980
Berkshire Hathaway Energy Co. 3.50% 2025	6,455	6,414
Berkshire Hathaway Energy Co. 4.50% 2045	11,095	10,702
Boston Gas Co. 4.487% 2042[3]	470	458
Calpine Corp. 5.375% 2023	910	821
Calpine Corp. 7.875% 2023[3]	773	827
Calpine Corp. 5.50% 2024	335	297
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	8,770
CMS Energy Corp. 8.75% 2019	6,984	8,358
CMS Energy Corp. 5.05% 2022	16,788	18,292
CMS Energy Corp. 3.875% 2024	3,595	3,657
CMS Energy Corp. 3.60% 2025	190	189
CMS Energy Corp. 4.875% 2044	1,000	1,018
Comision Federal de Electricidad 4.875% 2024[3]	600	594
Commonwealth Edison Company 4.35% 2045	865	872
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	5,645	5,795
Dominion Gas Holdings LLC 2.80% 2020	650	653
Dominion Gas Holdings LLC 3.60% 2024	7,310	7,248
Duke Energy Corp. 3.75% 2024	6,076	6,171
Duke Energy Corp. 4.80% 2045	2,250	2,282
Dynegy Finance Inc. 6.75% 2019	380	359
Dynegy Finance Inc. 7.375% 2022	1,125	984
Dynegy Finance Inc. 7.625% 2024	1,430	1,229
EDP Finance BV 4.90% 2019[3]	10,000	10,316
Electricité de France SA 2.15% 2019[3]	145	144
Electricité de France SA 4.60% 2020[3]	1,191	1,285
Electricité de France SA 3.625% 2025[3]	1,710	1,676
Electricité de France SA 4.95% 2045[3]	2,250	2,193
Electricité de France SA 5.25% 2055[3]	1,000	956
Enel Società per Azioni 8.75% 2073[3]	1,000	1,144
Iberdrola Finance Ireland 5.00% 2019[3]	1,825	1,972
MidAmerican Energy Co. 4.25% 2046	840	833
American Funds Insurance Series — Bond Fund — Page 97 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
MidAmerican Energy Holdings Co. 5.75% 2018	$7,740	$8,367
MidAmerican Energy Holdings Co. 3.75% 2023	13,530	13,909
Midwest Generation, LLC, Series B, 8.56% 2016[5,8]	93	93
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	16,783
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	497	493
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	6,294
Niagara Mohawk Power Corp. 3.508% 2024[3]	7,875	7,917
Niagara Mohawk Power Corp. 4.278% 2034[3]	1,000	984
Northeast Utilities 3.15% 2025	1,640	1,605
NV Energy, Inc 6.25% 2020	10,219	11,622
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,265
Pacific Gas and Electric Co. 3.25% 2023	5,815	5,840
Pacific Gas and Electric Co. 3.85% 2023	1,195	1,244
Pacific Gas and Electric Co. 3.40% 2024	850	855
Pacific Gas and Electric Co. 4.75% 2044	336	350
Pacific Gas and Electric Co. 4.30% 2045	834	827
Pacific Gas and Electric Co. 4.25% 2046	1,275	1,240
PG&E Corp. 2.40% 2019	3,810	3,806
Progress Energy, Inc. 7.05% 2019	3,180	3,611
Progress Energy, Inc. 7.75% 2031	1,920	2,479
PSEG Power LLC 2.75% 2016	3,400	3,428
Public Service Co. of Colorado 5.80% 2018	7,860	8,595
Public Service Co. of Colorado 3.20% 2020	5,000	5,168
Puget Energy Inc. 3.65% 2025	3,000	2,914
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,896	6,762
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,286	9,349
Puget Sound Energy, Inc., First Lien, 5.625% 2022	8,104	9,007
Southern Co. 2.15% 2019	10,675	10,485
Tampa Electric Co. 2.60% 2022	5,250	5,062
Teco Finance, Inc. 5.15% 2020	3,966	4,264
TXU, Term Loan, 4.65% 2017[4,5,6,8]	3,749	1,152
Virginia Electric and Power Co. 1.20% 2018	2,700	2,674
Virginia Electric and Power Co. 2.95% 2022	3,090	3,112
Virginia Electric and Power Co. 4.45% 2044	8,295	8,551
Xcel Energy Inc. 4.70% 2020	1,800	1,937
Xcel Energy Inc. 3.30% 2025	165	162
		291,609
Consumer staples 2.54%
Altria Group, Inc. 2.85% 2022	5,000	4,882
Altria Group, Inc. 9.95% 2038	3,200	5,145
Altria Group, Inc. 10.20% 2039	3,100	5,098
Altria Group, Inc. 4.50% 2043	3,000	2,856
Altria Group, Inc. 5.375% 2044	12,810	13,828
British American Tobacco International Finance PLC 9.50% 2018[3]	14,137	16,886
British American Tobacco International Finance PLC 2.75% 2020[3]	5,550	5,557
British American Tobacco International Finance PLC 3.50% 2022[3]	4,020	4,129
British American Tobacco International Finance PLC 3.95% 2025[3]	5,550	5,725
ConAgra Foods, Inc. 1.30% 2016	4,475	4,476
ConAgra Foods, Inc. 3.20% 2023	3,255	3,137
Constellation Brands, Inc. 4.75% 2025	250	255
CVS Caremark Corp. 1.90% 2018	4,550	4,551
CVS Caremark Corp. 2.80% 2020	4,550	4,577
CVS Caremark Corp. 3.50% 2022	4,550	4,639
American Funds Insurance Series — Bond Fund — Page 98 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
CVS Caremark Corp. 3.875% 2025	$4,550	$4,653
CVS Caremark Corp. 4.875% 2035	1,940	2,010
CVS Caremark Corp. 5.125% 2045	4,575	4,838
H.J Heinz Co. 4.875% 2025[3]	999	1,063
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,360	3,347
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,835	2,782
Kraft Foods Inc. 2.25% 2017	3,485	3,511
Kroger Co. 5.15% 2043	2,950	3,102
Mead Johnson Nutrition Co. 4.125% 2025	160	162
Pernod Ricard SA 4.45% 2022[3]	22,870	23,750
Philip Morris International Inc. 4.25% 2044	11,750	11,379
Reynolds American Inc. 2.30% 2018	6,490	6,535
Reynolds American Inc. 3.25% 2020	4,960	5,047
Reynolds American Inc. 3.25% 2022	2,250	2,229
Reynolds American Inc. 4.00% 2022	4,390	4,573
Reynolds American Inc. 4.85% 2023	6,430	6,888
Reynolds American Inc. 4.45% 2025	26,970	28,275
Reynolds American Inc. 5.70% 2035	2,085	2,291
Reynolds American Inc. 6.15% 2043	3,800	4,322
Reynolds American Inc. 5.85% 2045	14,205	15,840
SABMiller Holdings Inc. 2.45% 2017[3]	7,410	7,468
The JM Smucker Co. 3.00% 2022	305	304
The JM Smucker Co. 3.50% 2025	230	229
Tyson Foods, Inc. 3.95% 2024	1,050	1,080
Tyson Foods, Inc. 5.15% 2044	6,680	7,002
WM. Wrigley Jr. Co 3.375% 2020[3]	13,630	13,916
		252,337
Telecommunication services 1.48%
Altice Financing SA 6.625% 2023[3]	2,650	2,623
Altice Finco SA 6.50% 2022[3]	300	298
Altice Finco SA 7.625% 2025[3]	250	232
Altice Finco SA, First Lien, 7.75% 2022[3]	1,000	905
AT&T Inc. 1.40% 2017	3,615	3,600
AT&T Inc. 3.00% 2022	12,375	12,056
AT&T Inc. 4.50% 2035	6,575	6,101
AT&T Inc. 4.30% 2042	316	271
AT&T Inc. 4.80% 2044	1,235	1,136
AT&T Inc. 4.35% 2045	5,221	4,504
AT&T Inc. 4.75% 2046	14,758	13,562
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[3]	1,575	1,744
Deutsche Telekom International Finance BV 3.125% 2016[3]	5,495	5,526
Deutsche Telekom International Finance BV 9.25% 2032	5,878	8,641
Digicel Group Ltd. 8.25% 2020[3]	1,800	1,494
Digicel Group Ltd. 6.00% 2021[3]	950	805
France Télécom 9.00% 2031	1,580	2,235
Frontier Communications Corp. 8.875% 2020[3]	3,650	3,705
Frontier Communications Corp. 9.25% 2021	2,100	2,071
Frontier Communications Corp. 8.75% 2022	425	395
Frontier Communications Corp. 10.50% 2022[3]	8,325	8,294
Frontier Communications Corp. 11.00% 2025[3]	3,825	3,796
MetroPCS Wireless, Inc. 6.25% 2021	2,750	2,846
MetroPCS Wireless, Inc. 6.625% 2023	8,275	8,461
Numericable Group SA 6.00% 2022[3]	700	681
American Funds Insurance Series — Bond Fund — Page 99 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Orange SA 2.75% 2019	$3,570	$3,623
Sprint Nextel Corp. 7.00% 2020	2,000	1,550
Sprint Nextel Corp. 7.25% 2021	1,925	1,439
Sprint Nextel Corp. 11.50% 2021	925	856
Sprint Nextel Corp. 7.875% 2023	2,500	1,884
T-Mobile US, Inc. 6.50% 2026	300	304
Verizon Communications Inc. 4.272% 2036	20,336	18,415
Verizon Communications Inc. 4.522% 2048	19,832	17,805
Wind Acquisition SA 4.75% 2020[3]	2,850	2,829
Wind Acquisition SA 7.375% 2021[3]	2,500	2,369
		147,056
Industrials 1.15%
AerCap Holdings NV 2.75% 2017	150	149
Atlas Copco AB 5.60% 2017[3]	2,340	2,450
BNSF Funding Trust I 6.613% 2055	1,680	1,877
Boeing Company 2.20% 2022	1,195	1,155
Canadian National Railway Co. 5.55% 2018	5,000	5,419
Canadian Pacific Railway Ltd. 4.80% 2035	165	163
CEVA Group PLC 7.00% 2021[3]	775	647
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[4,5,6]	853	714
CEVA Group PLC, Term Loan B, 6.50% 2021[4,5,6]	1,220	1,020
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	884	740
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	152	128
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[5]	215	218
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	57	59
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[5]	65	67
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	415	425
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	1,052	1,074
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	494	525
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	251	260
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	1,433	1,561
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	669	747
Corporate Risk Holdings LLC 9.50% 2019[3]	1,804	1,615
Corporate Risk Holdings LLC 13.50% 2020[3,7,9]	358	352
DAE Aviation Holdings, Inc. 10.00% 2023[3]	620	619
European Aeronautic Defence and Space Company 2.70% 2023[3]	7,500	7,275
FedEx Corp. 4.75% 2045	430	427
Gates Global LLC 6.00% 2022[3]	1,050	761
Gates Global LLC, Term Loan B, 4.25% 2021[4,5,6]	1	1
General Electric Capital Corp. 0.964% 2016[3]	5,154	5,157
General Electric Capital Corp. 2.20% 2020	1,861	1,867
General Electric Capital Corp. 2.342% 2020[3]	4,788	4,756
General Electric Capital Corp. 3.10% 2023	1,850	1,880
General Electric Capital Corp. 3.373% 2025[3]	4,815	4,909
General Electric Co. 2.70% 2022	5,000	4,987
General Electric Co. 4.00% (undated)	2,000	2,003
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[4,5,6,8,9]	31	2
HD Supply, Inc. 5.25% 2021[3]	825	845
KLX Inc. 5.875% 2022[3]	960	917
LMI Aerospace Inc. 7.375% 2019	1,450	1,443
Lockheed Martin Corp. 1.85% 2018	2,440	2,438
Lockheed Martin Corp. 2.50% 2020	4,355	4,345
Lockheed Martin Corp. 3.10% 2023	2,195	2,197
American Funds Insurance Series — Bond Fund — Page 100 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 3.55% 2026	$6,285	$6,330
Lockheed Martin Corp. 4.50% 2036	3,355	3,405
Lockheed Martin Corp. 4.70% 2046	9,230	9,536
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[3]	1,300	1,289
Norfolk Southern Corp. 5.75% 2016	1,880	1,882
R.R. Donnelley & Sons Co. 6.50% 2023	625	581
Republic Services, Inc. 5.00% 2020	5,000	5,435
Siemens AG 2.15% 2020[3]	4,500	4,462
Siemens AG 2.90% 2022[3]	4,500	4,508
Siemens AG 3.25% 2025[3]	3,100	3,104
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	1,750	1,269
TransDigm Inc. 5.50% 2020	2,175	2,115
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[5,8,9]	230	—
Watco Companies 6.375% 2023[3]	1,505	1,490
		113,600
Information technology 0.79%
Alcatel-Lucent USA Inc. 6.75% 2020[3]	1,569	1,659
First Data Corp. 7.00% 2023[3]	2,900	2,907
First Data Corp. 5.75% 2024[3]	775	765
Harris Corp. 1.999% 2018	6,400	6,332
Harris Corp. 2.70% 2020	1,840	1,808
Harris Corp. 3.832% 2025	945	933
Harris Corp. 4.854% 2035	5,235	5,167
Harris Corp. 5.054% 2045	7,085	6,963
Hewlett-Packard Co. 6.35% 2045[3]	1,900	1,810
Infor Inc. 5.75% 2020[3]	225	227
Intel Corp. 4.90% 2045	8,915	9,446
Lam Research Corp. 2.75% 2020	440	426
Microsoft Corp. 3.125% 2025	2,500	2,518
Microsoft Corp. 4.45% 2045	12,585	13,011
Oracle Corp. 4.125% 2045	3,025	2,870
QUALCOMM Inc. 4.80% 2045	16,000	14,254
Serena Software, Inc., Term Loan B, 7.50% 2020[4,5,6]	1,986	1,954
Visa Inc. 2.20% 2020	500	500
Visa Inc. 3.15% 2025	3,000	3,010
Visa Inc. 4.30% 2045	600	610
Xerox Corp. 2.95% 2017	1,670	1,683
		78,853
Materials 0.60%
ArcelorMittal 5.125% 2020	200	167
ArcelorMittal 7.25% 2022	1,775	1,438
ArcelorMittal 6.125% 2025	125	91
ArcelorMittal 7.75% 2041	2,500	1,703
Ball Corp. 4.375% 2020	5,300	5,393
BHP Billiton Finance Ltd. 6.25% 2075[3]	5,265	5,166
Chemours Co. 6.625% 2023[3]	950	670
Chemours Co. 7.00% 2025[3]	395	271
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	7,137
Ecolab Inc. 3.00% 2016	5,455	5,535
First Quantum Minerals Ltd. 6.75% 2020[3]	3,417	2,221
First Quantum Minerals Ltd. 7.00% 2021[3]	3,917	2,477
FMG Resources 9.75% 2022[3]	2,750	2,530
American Funds Insurance Series — Bond Fund — Page 101 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Holcim Ltd. 5.15% 2023[3]	$1,760	$1,887
JMC Steel Group Inc. 8.25% 2018[3]	3,950	2,637
Monsanto Co. 2.75% 2021	2,770	2,717
Owens-Illinois, Inc. 5.875% 2023[3]	710	722
Owens-Illinois, Inc. 6.375% 2025[3]	290	298
Platform Specialty Products Corp. 10.375% 2021[3]	640	640
Platform Specialty Products Corp. 6.50% 2022[3]	55	48
Praxair, Inc. 2.25% 2020	1,580	1,576
Praxair, Inc. 3.20% 2026	2,500	2,510
Rayonier Advanced Materials Inc. 5.50% 2024[3]	1,960	1,558
Reynolds Group Inc. 5.75% 2020	3,235	3,299
Ryerson Inc. 9.00% 2017	1,925	1,492
Ryerson Inc. 11.25% 2018	401	301
Summit Materials, Inc. 6.125% 2023[3]	275	272
Teck Resources Ltd. 3.15% 2017	2,880	2,606
Tembec Industries Inc. 9.00% 2019[3]	705	462
Xstrata Canada Financial Corp. 4.95% 2021[3]	2,650	2,136
		59,960
Total corporate bonds & notes		2,982,369
Mortgage-backed obligations 19.06% Federal agency mortgage-backed obligations 15.35%
Fannie Mae 5.50% 2023[5]	1,344	1,455
Fannie Mae 4.50% 2025[5]	717	775
Fannie Mae 6.00% 2026[5]	502	567
Fannie Mae 5.50% 2027[5]	294	328
Fannie Mae 6.00% 2027[5]	793	896
Fannie Mae 1.89% 2037[4,5]	1,489	1,543
Fannie Mae 6.00% 2037[5]	2,080	2,349
Fannie Mae 6.00% 2037[5]	222	249
Fannie Mae 5.50% 2038[5]	5,097	5,696
Fannie Mae 5.50% 2038[5]	651	728
Fannie Mae 5.00% 2040[5]	896	1,001
Fannie Mae 5.00% 2041[5]	6,744	7,446
Fannie Mae 5.00% 2041[5]	6,156	6,823
Fannie Mae 5.00% 2041[5]	3,369	3,788
Fannie Mae 5.00% 2041[5]	2,413	2,714
Fannie Mae 5.00% 2041[5]	1,765	1,985
Fannie Mae 5.00% 2041[5]	1,168	1,314
Fannie Mae 3.00% 2046[5,10]	369,430	398,322
Fannie Mae 3.50% 2046[5,10]	140,000	144,406
Fannie Mae, Series 2001-4, Class GA, 9.393% 2025[4,5]	11	12
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	40	47
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	28	32
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	47	55
Fannie Mae, Series 2002-W1, Class 2A, 6.335% 2042[4,5]	57	66
Freddie Mac 4.00% 2046[5,10]	400,000	421,670
Freddie Mac 5.50% 2033[5]	269	302
Freddie Mac 3.00% 2035[5]	71,705	73,237
Freddie Mac 5.50% 2038[5]	289	322
Freddie Mac 5.50% 2038[5]	218	243
Freddie Mac 5.50% 2039[5]	425	472
Freddie Mac 4.50% 2040[5]	829	894
American Funds Insurance Series — Bond Fund — Page 102 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.50% 2040[5]	$1,532	$1,703
Freddie Mac 4.50% 2041[5]	971	1,048
Freddie Mac 5.50% 2041[5]	2,292	2,553
Freddie Mac, Series 3061, Class PN, 5.50% 2035[5]	253	280
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[5]	532	494
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	497	461
Freddie Mac, Series 3318, Class JT, 5.50% 2037[5]	672	743
Government National Mortgage Assn. 4.50% 2040[5]	2,125	2,315
Government National Mortgage Assn. 3.50% 2045[5]	74,284	77,549
Government National Mortgage Assn. 4.00% 2045[5]	91,641	97,476
Government National Mortgage Assn. 4.00% 2045[5]	1,881	2,000
Government National Mortgage Assn. 4.50% 2045[5]	50,231	54,080
Government National Mortgage Assn. 4.50% 2045[5]	38,477	41,414
Government National Mortgage Assn. 4.50% 2045[5]	38,200	41,163
Government National Mortgage Assn. 4.50% 2045[5]	34,078	36,673
Government National Mortgage Assn. 4.50% 2045[5]	13,613	14,648
Government National Mortgage Assn. 4.00% 2046[5,10]	65,460	69,503
		1,523,840
Commercial mortgage-backed securities 2.90%
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,5]	2,897	2,913
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.558% 2049[4,5]	2,048	2,106
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.002% 2051[4,5]	3,020	3,160
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.424% 2051[4,5]	3,261	3,457
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[4,5]	1,703	1,777
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,5]	2,380	2,533
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.974% 2049[4,5]	1,558	1,561
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.137% 2049[4,5]	5,000	5,323
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[5]	10,201	10,342
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	3,155	3,229
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	11,565	11,516
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[5]	16,886	17,072
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.699% 2039[4,5]	5,121	5,313
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.604% 2049[4,5]	10,650	11,001
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,5]	4,456	4,468
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.826% 2038[4,5]	8,131	8,170
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	15,972	16,339
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4,5]	12,610	13,115
Hilton USA Trust, Series 2013-HLT, EFX, 4.602% 2030[3,4,5]	400	401
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[3,5]	7,820	7,801
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[3,5]	2,000	1,988
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3,5]	3,780	3,753
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[3,5]	600	598
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	3,006	3,011
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	2,920	2,956
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.911% 2045[4,5]	7,129	7,158
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,5]	3,875	3,908
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.695% 2049[4,5]	25,830	26,664
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[5]	5,834	6,099
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,5]	2,361	2,475
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	8,801	8,856
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,5]	941	1,046
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.052% 2044[4,5]	2,810	2,913
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[5]	2,437	2,503
American Funds Insurance Series — Bond Fund — Page 103 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	$2,200	$2,254
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,5]	13,725	14,349
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.156% 2045[4,5]	2,110	2,260
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.837% 2050[4,5]	1,955	2,019
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	18,389	18,695
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.877% 2049[4,5]	6,195	6,462
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class C, 4.529% 2048[4,5]	1,000	940
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class A-5, 3.635% 2028[5]	500	506
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	4,794	4,892
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[5]	5,025	5,162
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.917% 2049[4,5]	9,077	9,439
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[5]	2,700	2,778
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4,5]	8,810	9,139
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.713% 2049[4,5]	3,500	3,589
		288,009
Other mortgage-backed securities 0.81%
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[5]	6,875	7,123
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[5]	4,500	4,475
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[5]	9,640	9,792
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,5]	6,650	7,011
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[5]	12,440	12,291
Nordea Kredit 2.00% 2037[5]	DKr100,353	14,150
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	36,553	5,147
Nykredit Realkredit AS, Series 01E, 2.50% 2037[5]	23,123	3,351
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	8,513	1,189
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	57,992	8,139
Realkredit Danmark AS, Series 22S, 2.50% 2037[5]	50,830	7,372
		80,040
Total mortgage-backed obligations		1,891,889
Bonds & notes of governments & government agencies outside the U.S. 2.54%
Bermuda Government 5.603% 2020[3]	$4,710	5,199
Bermuda Government 5.603% 2020	2,735	3,019
Bermuda Government 4.138% 2023[3]	1,000	1,002
Bermuda Government 4.854% 2024[3]	6,215	6,439
German Government 0.101% 2026[2]	€25,222	28,862
India (Republic of) 8.60% 2028	INR2,095,300	33,026
Irish Government 3.90% 2023	€5,000	6,652
Japanese Government, Series 19, 0.10% 2024[2]	¥4,804,800	42,354
Malaysian Government, Series 0315, 3.659% 2020	MYR49,000	11,515
Peru (Republic of) 4.125% 2027	$9,540	9,397
Province of Manitoba 3.05% 2024	5,050	5,123
Province of Ontario 3.20% 2024	9,000	9,260
Slovenia (Republic of) 5.50% 2022	18,585	20,814
Slovenia (Republic of) 5.85% 2023	15,150	17,290
Slovenia (Republic of) 5.85% 2023[3]	3,100	3,538
Slovenia (Republic of) 5.25% 2024	3,820	4,223
United Mexican States Government 4.50% 2025[2]	MXN305,897	19,550
United Mexican States Government, Series M, 6.50% 2021	74,700	4,506
United Mexican States Government Global 3.60% 2025	$12,000	11,724
American Funds Insurance Series — Bond Fund — Page 104 of 160

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States Government Global 5.55% 2045	$4,030	$4,146
United Mexican States Government Global, Series A, 6.05% 2040	3,990	4,384
		252,023
Federal agency bonds & notes 1.13%
CoBank, ACB 7.875% 2018[3]	2,285	2,566
CoBank, ACB 1.112% 2022[3,4]	14,990	14,203
Fannie Mae 2.625% 2024	12,910	13,057
Freddie Mac 1.25% 2019	44,500	43,871
Tennessee Valley Authority 5.88% 2036	3,750	4,864
Tennessee Valley Authority 5.25% 2039	15,315	18,415
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	15,500	15,606
		112,582
Asset-backed obligations 1.02%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	15,895	15,866
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A-5, 1.60% 2021[5]	11,585	11,554
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[5]	1,500	1,634
Chase Issuance Trust, Series 2013-A7, Class A, 0.761% 2020[4,5]	9,565	9,573
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.57% 2020[4,5]	10,870	11,036
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.547% 2020[4,5]	7,980	7,968
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,5]	4,535	4,504
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,5]	1,200	1,202
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,5]	12,600	12,495
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,5]	11,000	10,920
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,5]	7,974	7,909
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.397% 2037[4,5]	1,427	179
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	890	885
Social Professional Loan Program LLC, Series 2015-C, Class A-2, 2.51% 2033[3,5]	5,275	5,175
		100,900
Municipals 1.00%
State of California, Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,087
State of California, Various Purpose G.O. Bonds, 7.30% 2039[5]	1,890	2,647
State of California, Various Purpose G.O. Bonds, 7.35% 2039	3,260	4,588
State of California, Various Purpose G.O. Bonds, 7.55% 2039	865	1,261
State of California, Various Purpose G.O. Bonds, 7.60% 2040	22,040	32,849
State of California, Various Purpose G.O. Bonds, 7.625% 2040	2,900	4,228
State of California, Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	12,500	14,262
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, 2.203% 2018	8,000	8,072
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,225
State of Illinois, Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-B, 0.00% 2041	7,155	1,935
State of Texas, Board of Regents of the University of Texas System, Rev. Fncg. System Bonds (Build America Bonds - Direct Payment), Series 2010-D, 3.076% 2016	10,450	10,596
		98,750
Total bonds, notes & other debt instruments (cost: $9,302,809,000)		9,224,896
American Funds Insurance Series — Bond Fund — Page 105 of 160

Preferred securities 0.01% Financials 0.01%	Shares	Value (000)
Morgan Stanley, Series I, depositary shares	24,800	$658
Total preferred securities (cost: $620,000)		658
Common stocks 0.01% Consumer discretionary 0.00%
Adelphia Recovery Trust, Series ACC-1[11]	2,409,545	—
Miscellaneous 0.01%
Other common stocks in initial period of acquisition		1,425
Total common stocks (cost: $3,199,000)		1,425
Short-term securities 14.66%	Principal amount (000)
Apple Inc. 0.15%–0.20% due 1/20/2016–1/21/2016[3]	$ 73,800	73,786
Army and Air Force Exchange Service 0.18% due 1/11/2016[3]	35,000	34,997
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.33% due 1/13/2016	15,900	15,898
Caterpillar Financial Services Corp. 0.46% due 2/19/2016	50,000	49,973
Chariot Funding, LLC 0.42% due 1/12/2016[3]	54,600	54,592
Chevron Corp. 0.19%–0.25% due 1/12/2016–2/5/2016[3]	101,700	101,677
Federal Home Loan Bank 0.10%–0.52% due 1/6/2016–5/20/2016	572,720	572,543
Freddie Mac 0.16%–0.51% due 1/4/2016–4/25/2016	243,800	243,692
General Electric Co. 0.15% due 1/4/2016	2,200	2,200
Honeywell International Inc. 0.37% due 1/8/2016[3]	25,000	24,999
Internationale Nederlanden (U.S.) Funding Corp. 0.25% due 1/12/2016	4,500	4,500
John Deere Capital Corp. 0.32% due 1/14/2016[3]	20,000	19,998
John Deere Financial Inc. 0.18% due 1/14/2016[3]	50,000	49,995
Johnson & Johnson 0.30% due 1/5/2016[3]	45,500	45,499
Pfizer Inc 0.31%–0.42% due 2/22/2016–3/14/2016[3]	50,700	50,671
Regents of the University of California 0.16% due 1/12/2016	35,000	34,998
Wells Fargo Bank, N.A. 0.69%–0.70% due 6/1/2016–6/7/2016	75,000	75,119
Total short-term securities (cost: $1,454,922,000)		1,455,137
Total investment securities 107.63% (cost: $10,761,550,000)		10,682,116
Other assets less liabilities (7.63)%		(757,217)
Net assets 100.00%		$9,924,899
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Bond Fund — Page 106 of 160

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $219,115,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	1/28/2016	UBS AG	$8,890	£5,965	$96
Danish kroner	1/29/2016	HSBC Bank	$38,713	DKr266,000	(55)
Euros	1/25/2016	JPMorgan Chase	$12,028	€10,985	82
Euros	1/29/2016	HSBC Bank	$10,920	€10,060	(21)
Euros	1/29/2016	HSBC Bank	$22,291	€20,600	(112)
Indian rupees	1/19/2016	JPMorgan Chase	$19,470	INR1,304,000	(179)
Japanese yen	1/15/2016	UBS AG	$40,188	¥4,930,000	(843)
					$(1,032)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $5,951,561,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	0.684%	10/19/2017	$465,000	$3,464
Pay	LCH	3-month USD-LIBOR	0.765	10/27/2017	27,500	169
Pay	LCH	3-month USD-LIBOR	1.109	12/24/2017	400,000	436
Receive	LCH	3-month USD-LIBOR	1.145	9/10/2018	100,000	(507)
Pay	LCH	3-month USD-LIBOR	0.9305	10/16/2018	311,000	3,667
Receive	LCH	3-month USD-LIBOR	1.669	10/28/2019	112,000	497
Receive	LCH	3-month USD-LIBOR	1.6915	6/3/2020	1,600	4
Receive	LCH	3-month USD-LIBOR	1.802	6/9/2020	244,700	1,686
Receive	LCH	3-month USD-LIBOR	1.793	6/26/2020	120,000	728
Receive	LCH	3-month USD-LIBOR	1.8135	6/26/2020	47,900	333
Pay	LCH	3-month USD-LIBOR	1.772	7/20/2020	1,320	(7)
Pay	LCH	3-month USD-LIBOR	1.752	8/3/2020	495	(2)
Receive	LCH	3-month USD-LIBOR	1.628	8/24/2020	7,000	(13)
Receive	LCH	3-month USD-LIBOR	1.566	8/27/2020	100,000	(474)
Receive	LCH	3-month USD-LIBOR	1.556	8/27/2020	100,000	(519)
Receive	LCH	3-month USD-LIBOR	1.598	8/28/2020	100,000	(330)
Pay	LCH	3-month USD-LIBOR	1.607	9/4/2020	6,000	18
Pay	LCH	3-month USD-LIBOR	1.45	10/13/2020	1,500	17
Receive	LCH	3-month USD-LIBOR	1.6625	12/18/2020	225,000	(571)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	120,000	83
Pay	LCH	3-month USD-LIBOR	2.1305	7/17/2022	100,000	(1,452)
Receive	LCH	3-month USD-LIBOR	1.9375	12/18/2022	150,000	(40)
Pay	LCH	3-month USD-LIBOR	2.805	3/21/2024	1,100	(64)
Pay	LCH	3-month USD-LIBOR	2.701	6/9/2024	60,000	(2,994)
Pay	LCH	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(77)
Pay	LCH	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(54)
Pay	LCH	3-month USD-LIBOR	2.54	10/3/2024	400	(15)
Pay	LCH	6-month EURIBOR	0.9852	10/17/2024	€25,000	(298)
Pay	LCH	3-month USD-LIBOR	2.342	10/21/2024	$290	(6)
American Funds Insurance Series — Bond Fund — Page 107 of 160

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	2.326%	10/22/2024	$800	$(15)
Pay	LCH	3-month USD-LIBOR	2.372	10/24/2024	1,150	(26)
Pay	LCH	3-month USD-LIBOR	2.438	11/19/2024	2,750	(77)
Pay	LCH	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(678)
Pay	LCH	3-month USD-LIBOR	2.4295	11/25/2024	800	(22)
Pay	LCH	3-month USD-LIBOR	2.353	12/8/2024	700	(14)
Pay	LCH	3-month USD-LIBOR	2.2845	12/12/2024	330	(5)
Pay	LCH	3-month USD-LIBOR	1.8185	1/20/2025	900	23
Pay	LCH	3-month USD-LIBOR	1.9365	1/22/2025	1,500	23
Pay	LCH	6-month JPY-LIBOR	0.5327	3/4/2025	¥4,800,000	(579)
Pay	LCH	3-month USD-LIBOR	2.192	3/18/2025	$1,850	(10)
Pay	LCH	3-month USD-LIBOR	2.0475	3/23/2025	450	3
Pay	LCH	3-month USD-LIBOR	2.3175	5/8/2025	1,500	(24)
Pay	LCH	3-month USD-LIBOR	2.339	5/13/2025	375	(7)
Pay	LCH	3-month USD-LIBOR	2.351	5/15/2025	590	(11)
Pay	LCH	3-month USD-LIBOR	2.287	5/20/2025	500	(7)
Pay	LCH	3-month USD-LIBOR	2.227	5/28/2025	260	(2)
Pay	LCH	3-month USD-LIBOR	2.2125	5/29/2025	465	(3)
Pay	LCH	3-month USD-LIBOR	2.2185	6/1/2025	1,150	(8)
Pay	LCH	3-month USD-LIBOR	2.451	6/5/2025	650	(18)
Pay	LCH	3-month USD-LIBOR	2.486	6/9/2025	1,200	(36)
Pay	LCH	3-month USD-LIBOR	2.46	6/10/2025	2,536	(71)
Pay	LCH	3-month USD-LIBOR	2.455	6/24/2025	235	(6)
Pay	LCH	3-month USD-LIBOR	2.428	7/2/2025	4,500	(111)
Pay	LCH	3-month USD-LIBOR	2.397	7/13/2025	900	(20)
Pay	LCH	3-month USD-LIBOR	2.535	7/15/2025	800	(27)
Pay	LCH	3-month USD-LIBOR	2.4615	7/22/2025	1,300	(36)
Pay	LCH	3-month USD-LIBOR	2.312	7/29/2025	1,000	(14)
Pay	LCH	3-month USD-LIBOR	2.331	7/30/2025	435	(7)
Pay	LCH	3-month USD-LIBOR	2.3715	7/31/2025	7,500	(148)
Pay	LCH	3-month USD-LIBOR	2.2135	9/4/2025	5,000	(25)
Pay	LCH	3-month USD-LIBOR	2.228	9/4/2025	13,000	(83)
Pay	LCH	3-month USD-LIBOR	2.2365	9/14/2025	4,000	(28)
Pay	LCH	3-month USD-LIBOR	2.186	9/22/2025	38,000	(80)
Receive	LCH	3-month USD-LIBOR	3.0865	8/18/2034	2,250	203
Receive	LCH	3-month USD-LIBOR	2.913	11/24/2034	10,000	634
Receive	LCH	3-month USD-LIBOR	2.844	6/11/2035	3,250	170
Receive	LCH	3-month USD-LIBOR	2.9535	6/30/2035	2,500	174
Receive	LCH	3-month USD-LIBOR	2.773	7/13/2035	500	20
Receive	LCH	3-month USD-LIBOR	2.589	9/4/2035	3,100	33
Pay	LCH	3-month USD-LIBOR	3.132	10/8/2044	200	(22)
Pay	LCH	3-month USD-LIBOR	3.046	10/10/2044	700	(65)
Pay	LCH	3-month USD-LIBOR	3.0745	11/10/2044	250	(25)
Pay	LCH	3-month USD-LIBOR	3.086	11/10/2044	525	(53)
Pay	LCH	3-month USD-LIBOR	3.061	11/12/2044	200	(19)
Pay	LCH	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(94)
Pay	LCH	3-month USD-LIBOR	2.925	12/3/2044	1,230	(82)
Pay	LCH	3-month USD-LIBOR	2.6695	12/19/2044	200	(2)
Pay	LCH	3-month USD-LIBOR	2.5755	3/5/2045	1,470	12
Receive	LCH	3-month USD-LIBOR	2.377	4/29/2045	1,910	(97)
Pay	LCH	3-month USD-LIBOR	2.6765	5/7/2045	430	(6)
Pay	LCH	3-month USD-LIBOR	2.757	5/8/2045	1,500	(46)
American Funds Insurance Series — Bond Fund — Page 108 of 160

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	2.82049%	7/10/2045	$43,000	$(1,910)
Pay	LCH	3-month USD-LIBOR	2.864	7/13/2045	1,300	(70)
Pay	LCH	3-month USD-LIBOR	2.6815	9/4/2045	2,000	(29)
Pay	LCH	3-month USD-LIBOR	2.5105	10/30/2045	22,000	501
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	51,200	1,012
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	3,800	68
						$1,837
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $24,705,000, which represented .25% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,222,335,000, which represented 12.32% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,224,000, which represented .12% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ was $1,082,000, which represented .01% of the net assets of the fund.
[10]	Purchased on a TBA basis.
[11]	Security did not produce income during the last 12 months.

Key to abbreviations and symbols
TBA = To-be-announced	MYR = Malaysian ringgits
LCH = LCH.Clearnet	Auth. = Authority
DKr = Danish kroner	Facs. = Facilities
€ = Euros	Fin. = Finance
£ = British pounds	Fncg. = Financing
INR = Indian rupees	G.O. = General Obligation
¥ = Japanese yen	Ref. = Refunding
MXN = Mexican pesos	Rev. = Revenue
American Funds Insurance Series — Bond Fund — Page 109 of 160

Global Bond Fund
Investment portfolio
December 31, 2015
Bonds, notes & other debt instruments 96.67% Euros 13.22%	Principal amount (000)	Value (000)
Allianz SE, 4.75% (undated)	€3,000	$3,527
Assicurazioni Generali SPA 7.75% 2042	1,100	1,461
Assicurazioni Generali SPA 10.125% 2042	1,300	1,890
Aviva PLC 6.125% 2043	3,000	3,827
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	4,900	5,532
Barclays Bank PLC 4.00% 2019[1]	1,450	1,798
Barclays Bank PLC 6.00% 2021	2,575	3,356
Barclays Bank PLC 6.625% 2022	1,070	1,464
BNP Paribas 2.875% 2026[2]	4,975	5,541
BPCE SA group 4.625% 2023	1,200	1,499
CaixaBank, SA 5.00% 2023	7,200	8,189
Canadian Government 3.50% 2020	2,500	3,100
Daimler AG, Series 6, 4.125% 2017	300	339
Deutsche Telekom International Finance BV 7.50% 2033	200	354
French Government O.A.T. Eurobond 0.25% 2020	2,740	3,002
French Government O.A.T. Eurobond 1.75% 2024	9,650	11,334
German Government 0.10% 2023[3]	11,117	12,667
German Government 0.50% 2025	6,400	6,909
German Government 6.25% 2030	1,800	3,312
German Government, Series 8, 4.75% 2040	200	368
German Government 2.50% 2044	4,500	6,098
German Government 2.50% 2046	16,550	22,459
HSBC Holdings PLC 3.375% 2024	300	342
Hungarian Government 5.75% 2018	5,260	6,395
Hungarian Government 6.00% 2019	6,235	7,797
Hungarian Government 3.875% 2020	1,000	1,209
Imperial Tobacco Finance PLC 8.375% 2016	200	219
Imperial Tobacco Finance PLC 5.00% 2019	2,350	2,969
Intesa Sanpaolo SpA 6.625% 2023	3,160	4,144
Irish Government 4.50% 2020	8,215	10,589
Irish Government 3.90% 2023	13,150	17,495
Irish Government 3.40% 2024	11,810	15,287
Irish Government 2.40% 2030	8,275	9,827
Irish Government 2.00% 2045	2,000	2,088
Italian Government 2.15% 2021	4,860	5,666
Italian Government 4.75% 2023	2,900	3,964
Italian Government 4.50% 2024	16,050	21,676
Italian Government 3.50% 2030	8,440	10,866
Lloyds Banking Group PLC 6.50% 2020	3,890	5,123
Merrill Lynch & Co., Inc. 4.625% 2018	4,625	5,514
Netherlands Government Eurobond 2.25% 2022	2,500	3,067
Netherlands Government Eurobond 2.00% 2024	4,875	5,914
NN Group NV, 4.625% 2044	2,335	2,645
NN Group NV, 4.50% (undated)	3,470	3,718
Orange SA 4.25% (undated)	1,300	1,434
Orange SA 5.00% (undated)	1,450	1,574
American Funds Insurance Series — Global Bond Fund — Page 110 of 160

Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Rabobank Nederland 3.875% 2023	€2,950	$3,552
Spanish Government 5.40% 2023	9,625	13,394
Spanish Government 5.15% 2028	3,800	5,505
Spanish Government 5.15% 2044	9,375	14,474
Svenska Handelsbanken AB 2.656% 2024	2,170	2,453
		296,926
Japanese yen 7.12%
Japanese Government, Series 336, 0.10% 2016	¥200,000	1,664
Japanese Government, Series 326, 0.70% 2022	1,935,000	16,813
Japanese Government, Series 325, 0.80% 2022	1,670,000	14,592
Japanese Government, Series 327, 0.80% 2022	1,645,000	14,388
Japanese Government, Series 323, 0.90% 2022	615,000	5,399
Japanese Government, Series 329, 0.80% 2023	1,735,000	15,195
Japanese Government, Series 19, 0.10% 2024[3]	2,677,675	23,603
Japanese Government, Series 18, 0.10% 2024[3]	2,299,815	20,206
Japanese Government, Series 336, 0.50% 2024	700,000	5,986
Japanese Government, Series 116, 2.20% 2030	1,735,000	17,685
Japanese Government, Series 145, 1.70% 2033	1,260,000	12,030
Japanese Government, Series 150, 1.40% 2034	240,000	2,171
Japanese Government, Series 21, 2.30% 2035	720,000	7,402
Japanese Government, Series 37, 1.90% 2042	113,000	1,089
Japanese Government, Series 42, 1.70% 2044	180,000	1,659
		159,882
Danish kroner 4.27%
Nordea Kredit 2.00% 2037[1]	DKr83,390	11,758
Nykredit Realkredit AS, Series 01E, 2.00% 2037[1]	267,401	37,654
Nykredit Realkredit AS, Series 01E, 2.50% 2037[1]	92,690	13,434
Nykredit Realkredit AS, Series 01E, 2.50% 2047[1]	18,961	2,648
Realkredit Danmark AS, Series 22S, 2.00% 2037[1]	196,199	27,535
Realkredit Danmark AS, Series 22S, 2.50% 2037[1]	20,015	2,903
		95,932
Mexican pesos 4.06%
United Mexican States Government 4.00% 2019[3]	MXN37,699	2,279
United Mexican States Government 2.00% 2022[3]	83,475	4,539
United Mexican States Government 4.50% 2025[3]	199,264	12,735
United Mexican States Government 4.00% 2040[3]	37,698	2,220
United Mexican States Government, Series M, 6.25% 2016	65,500	3,854
United Mexican States Government, Series M10, 7.25% 2016	56,000	3,362
United Mexican States Government, Series M, 5.00% 2017	120,000	7,080
United Mexican States Government, Series M10, 7.75% 2017	45,000	2,798
United Mexican States Government, Series M, 8.00% 2020	92,500	5,912
United Mexican States Government, Series M, 6.50% 2021	368,800	22,245
United Mexican States Government, Series M20, 10.00% 2024	209,500	15,333
United Mexican States Government, Series M, 5.75% 2026	50,000	2,842
United Mexican States Government, Series M30, 10.00% 2036	35,000	2,722
United Mexican States Government, Series M30, 8.50% 2038	27,000	1,848
United Mexican States Government, Series M, 7.75% 2042	23,000	1,462
		91,231
American Funds Insurance Series — Global Bond Fund — Page 111 of 160

Bonds, notes & other debt instruments Hungarian forints 3.37%	Principal amount (000)	Value (000)
Hungarian Government, Series 19/A, 6.50% 2019	HUF4,898,830	$19,158
Hungarian Government, Series 20/B, 3.50% 2020	1,749,200	6,271
Hungarian Government, Series 20/A, 7.50% 2020	9,851,590	41,314
Hungarian Government, Series 22/A, 7.00% 2022	943,820	4,004
Hungarian Government, Series 23/A, 6.00% 2023	928,200	3,789
Hungarian Government, Series 25/B, 5.50% 2025	285,000	1,152
		75,688
Polish zloty 3.19%
Polish Government, Series 1017, 5.25% 2017	PLN96,322	26,129
Polish Government, Series 1020, 5.25% 2020	29,800	8,641
Polish Government, Series 1021, 5.75% 2021	31,280	9,403
Polish Government, Series 0922, 5.75% 2022	46,600	14,129
Polish Government, Series 102, 4.00% 2023	27,140	7,504
Polish Government, Series 0725, 3.25% 2025	22,500	5,904
		71,710
British pounds 2.68%
Aviva PLC, subordinated 6.875% 2058	£470	777
AXA SA, junior subordinated 5.453% (undated)	300	444
Barclays Bank PLC 10.00% 2021	750	1,429
Electricité de France SA 6.00% 2114	400	726
France Télécom 5.375% 2050	300	521
Lloyds Banking Group PLC 7.625% 2025	655	1,239
RSA Insurance Group PLC 9.375% 2039	1,669	2,885
United Kingdom 1.00% 2017	3,160	4,687
United Kingdom 1.75% 2019	3,000	4,520
United Kingdom 2.00% 2020	2,550	3,872
United Kingdom 2.25% 2023	15,045	22,963
United Kingdom 2.75% 2024	3,800	5,997
United Kingdom 3.25% 2044	6,145	10,086
		60,146
Indian rupees 2.33%
India (Republic of) 7.28% 2019	INR836,000	12,572
India (Republic of) 8.83% 2023	1,284,200	20,397
India (Republic of) 8.60% 2028	833,700	13,141
India (Republic of) 9.20% 2030	371,900	6,153
		52,263
Malaysian ringgits 1.26%
Malaysian Government, Series 0315, 3.659% 2020	MYR79,000	18,565
Malaysian Government, Series 0310, 4.498% 2030	42,250	9,751
		28,316
Colombian pesos 0.87%
Colombia (Republic of) 7.50% 2026	COP33,300,000	9,710
Colombia (Republic of), Series B, 10.00% 2024	14,307,100	4,982
Colombia (Republic of), Series B, 6.00% 2028	19,749,500	4,900
		19,592
American Funds Insurance Series — Global Bond Fund — Page 112 of 160

Bonds, notes & other debt instruments South African rand 0.52%	Principal amount (000)	Value (000)
South Africa (Republic of), Series R-208, 6.75% 2021	ZAR59,000	$3,422
South Africa (Republic of), Series R-2023, 7.75% 2023	59,030	3,471
South Africa (Republic of), Series R-214, 6.50% 2041	110,850	4,767
		11,660
Swedish kronor 0.38%
Swedish Government, Series 105, 3.50% 2022	SKr45,290	6,340
Swedish Government, Series 1057, 1.50% 2023	18,000	2,241
		8,581
Norwegian kroner 0.27%
Norwegian Government 3.75% 2021	NKr46,475	6,004
Australian dollars 0.21%
Queensland Treasury Corp., Series 17, 6.00% 2017	A$500	388
Queensland Treasury Corp., Series 24, 5.75% 2024	5,050	4,363
		4,751
Turkish lira 0.08%
Turkey (Republic of) 9.00% 2024	TRY5,300	1,671
Canadian dollars 0.02%
Rogers Communications Inc. 5.80% 2016	C$625	460
U.S. dollars 52.82%
AbbVie Inc. 1.75% 2017	$200	200
AbbVie Inc. 1.80% 2018	600	598
AbbVie Inc. 2.50% 2020	3,155	3,127
AbbVie Inc. 2.90% 2022	1,170	1,134
AbbVie Inc. 3.20% 2022	200	197
AbbVie Inc. 3.60% 2025	3,395	3,358
AbbVie Inc. 4.50% 2035	2,100	2,063
AbbVie Inc. 4.40% 2042	155	145
AbbVie Inc. 4.70% 2045	805	790
ACE INA Holdings Inc. 2.30% 2020	180	179
ACE INA Holdings Inc. 2.875% 2022	505	502
ACE INA Holdings Inc. 3.35% 2026	505	504
ACE INA Holdings Inc. 4.35% 2045	665	677
Actavis Funding SCS 2.35% 2018	1,750	1,753
Actavis Funding SCS 3.00% 2020	2,820	2,825
Actavis Funding SCS 3.45% 2022	850	853
Actavis Funding SCS 3.80% 2025	2,760	2,751
Actavis Funding SCS 4.55% 2035	2,570	2,506
Actavis Funding SCS 4.75% 2045	1,535	1,502
ADT Corp. 4.125% 2019	1,175	1,215
AES Corp. 5.50% 2025	400	355
Alexandria Real Estate Equities, Inc. 2.75% 2020	180	177
Alpha Natural Resources, Inc. 7.50% 2020[4,5]	1,225	28
Alpha Natural Resources, Inc. 7.50% 2020[4,5]	520	12
Altria Group, Inc. 2.625% 2020	1,800	1,805
Altria Group, Inc. 9.95% 2038	750	1,206
Altria Group, Inc. 4.50% 2043	1,250	1,190
American Funds Insurance Series — Global Bond Fund — Page 113 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 5.375% 2044	$500	$540
American Campus Communities, Inc. 3.75% 2023	1,740	1,715
American Campus Communities, Inc. 4.125% 2024	885	880
American Electric Power Co. 1.65% 2017	815	809
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,6]	800	217
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,6]	625	9
American Energy (Permian Basin) 7.125% 2020[4]	625	238
American Energy (Permian Basin) 7.375% 2021[4]	375	148
American Express Co. 1.55% 2018	1,875	1,862
American International Group, Inc. 2.30% 2019	800	794
American International Group, Inc. 4.50% 2044	460	427
Amgen Inc. 2.125% 2020	550	543
Amgen Inc. 2.70% 2022	235	228
Amgen Inc. 3.125% 2025	550	524
Amgen Inc. 4.40% 2045	550	511
ArcelorMittal 6.25% 2021	400	324
ArcelorMittal 6.125% 2025	275	201
ArcelorMittal 7.75% 2041	3,120	2,126
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,450	1,008
AT&T Inc. 1.40% 2017	300	299
AT&T Inc. 2.45% 2020	1,365	1,346
AT&T Inc. 3.00% 2022	2,200	2,143
AT&T Inc. 3.40% 2025	2,729	2,628
AT&T Inc. 4.50% 2035	945	877
AT&T Inc. 4.75% 2046	895	822
Autoridad del Canal de Panama 4.95% 2035[1,4]	1,000	1,026
AvalonBay Communities, Inc. 3.625% 2020	2,900	3,014
AXA SA 8.60% 2030	220	297
Ball Corp. 4.375% 2020	400	407
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1,2]	490	493
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.558% 2049[1,2]	711	731
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.002% 2051[1,2]	955	999
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.424% 2051[1,2]	529	561
Bank of America Corp. 2.625% 2020	1,550	1,533
Bank of America Corp. 3.875% 2025	1,815	1,846
Barclays Bank PLC 3.65% 2025	1,100	1,059
Baxalta Inc. 4.00% 2025[4]	1,580	1,567
Bayer AG 3.375% 2024[4]	840	847
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1,2]	548	572
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1,2]	690	734
Becton, Dickinson and Co. 1.80% 2017	875	874
Becton, Dickinson and Co. 2.675% 2019	710	715
Becton, Dickinson and Co. 3.734% 2024	660	667
Becton, Dickinson and Co. 4.685% 2044	945	957
Berkshire Hathaway Energy Co. 3.50% 2025	375	373
Bermuda Government 5.603% 2020[4]	1,220	1,347
Bermuda Government 4.138% 2023[4]	300	300
Bermuda Government 4.854% 2024[4]	8,210	8,506
Biogen Inc. 2.90% 2020	430	430
Biogen Inc. 3.625% 2022	320	324
Biogen Inc. 4.05% 2025	245	247
Bonanza Creek Energy, Inc. 6.75% 2021	275	168
Bonanza Creek Energy, Inc. 5.75% 2023	325	171
BPCE SA group 5.70% 2023[4]	5,295	5,575
Brandywine Operating Partnership, LP 3.95% 2023	190	185
American Funds Insurance Series — Global Bond Fund — Page 114 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
British American Tobacco International Finance PLC 9.50% 2018[4]	$1,778	$2,124
British American Tobacco International Finance PLC 2.75% 2020[4]	530	531
British American Tobacco International Finance PLC 3.50% 2022[4]	385	395
British American Tobacco International Finance PLC 3.95% 2025[4]	530	547
Builders Firstsource 7.625% 2021[4]	1,300	1,375
Cablevision Systems Corp. 6.75% 2021	300	296
Canadian Natural Resources Ltd. 5.70% 2017	100	102
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	1,200	1,206
Celgene Corp. 3.875% 2025	1,550	1,548
CEMEX Finance LLC 9.375% 2022[4]	465	492
Centene Corp. 4.75% 2022	1,975	1,921
CenterPoint Energy Resources Corp. 4.50% 2021	580	610
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[1]	400	436
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	2,985	2,929
CEVA Group PLC 7.00% 2021[4]	1,175	981
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[1,2,6]	325	272
CEVA Group PLC, Term Loan B, 6.50% 2021[1,2,6]	465	389
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	337	282
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	58	49
Chemours Co. 6.625% 2023[4]	1,330	938
Chemours Co. 7.00% 2025[4]	820	562
Chesapeake Energy Corp. 4.875% 2022	1,200	339
CIT Group Inc. 3.875% 2019	2,600	2,594
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[1]	375	370
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[1]	1,485	1,506
Citigroup Inc. 1.70% 2018	1,750	1,734
Citigroup Inc. 2.50% 2018	200	202
Citigroup Inc. 2.55% 2019	3,100	3,123
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[1]	955	968
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	800	742
Cliffs Natural Resources Inc. 8.25% 2020[4]	650	499
CMS Energy Corp. 8.75% 2019	258	309
CMS Energy Corp. 5.05% 2022	392	427
CMS Energy Corp. 3.875% 2024	100	102
CMS Energy Corp. 4.70% 2043	412	407
CMS Energy Corp. 4.875% 2044	709	722
CNA Financial Corp. 7.35% 2019	230	265
Columbia Pipeline Partners LP 2.45% 2018[4]	620	607
Columbia Pipeline Partners LP 3.30% 2020[4]	85	83
Columbia Pipeline Partners LP 4.50% 2025[4]	110	100
Columbia Pipeline Partners LP 5.80% 2045[4]	170	150
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	956	978
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[1]	1,131	1,116
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[1,2]	87	91
Commonwealth Bank of Australia 0.75% 2016[1,4]	1,650	1,650
Communications Sales & Leasing, Inc. 6.00% 2023[4]	575	545
Communications Sales & Leasing, Inc. 8.25% 2023	925	793
ConAgra Foods, Inc. 1.30% 2016	600	600
ConAgra Foods, Inc. 3.20% 2023	652	628
Concordia Healthcare Corp. 9.50% 2022[4]	450	446
Concordia Healthcare Corp. 7.00% 2023[4]	205	179
CONSOL Energy Inc. 5.875% 2022	1,750	1,094
Consumers Energy Co. 3.375% 2023	345	353
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	24	25
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	40	43
American Funds Insurance Series — Global Bond Fund — Page 115 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	$84	$93
ConvaTec Finance International SA 8.25% 2019[4,7]	1,300	1,214
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[1,4]	4,805	4,785
Corporate Risk Holdings LLC 9.50% 2019[4]	1,353	1,211
Corporate Risk Holdings LLC 13.50% 2020[4,7,8]	153	150
Credit Agricole SA 4.375% 2025[4]	1,100	1,067
Crescent Resources 10.25% 2017[4]	225	226
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[1]	1,322	1,336
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[1]	1,171	1,193
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,2]	961	994
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.604% 2049[1,2]	200	207
CVS Caremark Corp. 1.90% 2018	430	430
CVS Caremark Corp. 2.80% 2020	430	433
CVS Caremark Corp. 3.50% 2022	430	438
CVS Caremark Corp. 3.875% 2025	1,650	1,688
CVS Caremark Corp. 4.875% 2035	185	192
DAE Aviation Holdings, Inc. 10.00% 2023[4]	465	464
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	750	754
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,000	1,956
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	2,275	2,246
DaVita HealthCare Partners Inc. 5.00% 2025	755	730
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[1,4]	175	176
DCT Industrial Trust Inc. 4.50% 2023	110	110
DDR Corp. 3.625% 2025	380	359
Denbury Resources Inc. 4.625% 2023	1,400	458
Deutsche Telekom International Finance BV 3.125% 2016[4]	560	563
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,381
Developers Diversified Realty Corp. 7.50% 2017	750	799
Developers Diversified Realty Corp. 4.75% 2018	940	984
Devon Energy Corp. 3.25% 2022	170	145
Diamond Offshore Drilling, Inc. 4.875% 2043	850	519
Digicel Group Ltd. 8.25% 2020[4]	2,500	2,075
Digicel Group Ltd. 6.00% 2021[4]	1,100	932
Digicel Group Ltd. 7.125% 2022[4]	675	510
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.547% 2020[1,2]	4,185	4,178
DJO Finance LLC 10.75% 2020[4]	890	810
DJO Finco Inc. 8.125% 2021[4]	1,425	1,268
Dominican Republic 5.50% 2025[4]	1,375	1,330
Dominican Republic 8.625% 2027[1,4]	225	263
Dominion Gas Holdings LLC 2.50% 2019	1,330	1,329
Duke Energy Corp. 3.75% 2024	550	559
Dynegy Finance Inc. 7.375% 2022	415	363
Dynegy Finance Inc. 7.625% 2024	1,060	911
Electricité de France SA 3.625% 2025[4]	2,060	2,019
Electricité de France SA 6.95% 2039[4]	625	770
Electricité de France SA 4.875% 2044[4]	600	576
EMD Finance LLC 2.40% 2020[4]	1,300	1,267
EMD Finance LLC 2.95% 2022[4]	350	338
EMD Finance LLC 3.25% 2025[4]	2,450	2,326
Enbridge Energy Partners, LP 9.875% 2019	750	855
Enbridge Energy Partners, LP 4.375% 2020	480	469
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,557
Enbridge Energy Partners, LP 5.875% 2025	365	352
Enbridge Energy Partners, LP 7.375% 2045	600	577
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	860
American Funds Insurance Series — Global Bond Fund — Page 116 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Enbridge Inc. 4.00% 2023	$600	$532
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	625	609
Energy Transfer Partners, LP 5.875% 2024	750	615
Ensco PLC 5.75% 2044	680	449
Enterprise Products Operating LLC 4.85% 2044	490	398
EP Energy Corp. 9.375% 2020	450	289
EP Energy Corp. 6.375% 2023	350	177
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.045% 2031[1,2,4]	1,813	1,791
ERP Operating LP 4.625% 2021	225	245
Essex Portfolio L.P. 3.50% 2025	2,115	2,039
Euramax International, Inc. 12.00% 2020[4]	1,075	978
Express Scripts Inc. 3.125% 2016	2,600	2,618
Fannie Mae 3.50% 2025[1]	562	590
Fannie Mae 3.50% 2025[1]	352	370
Fannie Mae 4.00% 2041[1]	839	890
Fannie Mae 3.50% 2042[1]	1,044	1,081
Fannie Mae 3.50% 2042[1]	557	576
Fannie Mae 3.50% 2042[1]	361	374
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[1]	2,000	1,951
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[1]	1,747	1,743
First Data Corp. 5.375% 2023[4]	650	655
First Data Corp. 7.00% 2023[4]	2,400	2,406
First Quantum Minerals Ltd. 6.75% 2020[4]	2,806	1,824
First Quantum Minerals Ltd. 7.00% 2021[4]	3,156	1,996
FMG Resources 9.75% 2022[4]	3,775	3,473
Ford Motor Credit Co. 2.375% 2019	2,550	2,516
Ford Motor Credit Co. 2.597% 2019	2,020	1,985
France Télécom 9.00% 2031	479	678
Freddie Mac 2.50% 2016	625	630
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[1]	1,535	1,533
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[1]	1,840	1,830
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	22	20
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	93	82
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	1,130	661
Freescale Semiconductor, Inc. 6.00% 2022[4]	1,400	1,470
Frontier Communications Corp. 8.125% 2018	800	829
Frontier Communications Corp. 10.50% 2022[4]	975	971
Frontier Communications Corp. 11.00% 2025[4]	1,925	1,911
Gannett Co., Inc. 4.875% 2021[4]	195	196
Gardner Denver, Inc. 6.875% 2021[4]	450	347
General Electric Co. 2.70% 2022	80	80
Genesis Energy, LP 6.75% 2022	600	513
Georgia Gulf Corp. 4.625% 2021	725	670
Gilead Sciences, Inc. 3.05% 2016	160	163
Gilead Sciences, Inc. 1.85% 2018	600	603
Gilead Sciences, Inc. 2.55% 2020	601	601
Gilead Sciences, Inc. 3.25% 2022	210	212
Gilead Sciences, Inc. 3.50% 2025	3,345	3,377
Gilead Sciences, Inc. 3.65% 2026	690	697
Gilead Sciences, Inc. 4.50% 2045	390	383
Goldman Sachs Group, Inc. 2.55% 2019	1,530	1,531
Goldman Sachs Group, Inc. 3.50% 2025	5,970	5,883
Goldman Sachs Group, Inc. 4.75% 2045	2,115	2,109
Goldman Sachs Group, Inc., subordinated, 4.25% 2025	580	577
American Funds Insurance Series — Global Bond Fund — Page 117 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 2.50% 2028[1]	$1,479	$1,507
Government National Mortgage Assn. 4.00% 2045[1]	15,122	16,085
Government National Mortgage Assn. 4.50% 2045[1]	7,843	8,440
Government National Mortgage Assn. 4.50% 2045[1]	2,186	2,355
Government National Mortgage Assn. 3.50% 2046[1,9]	34,700	36,164
Government National Mortgage Assn. 3.00% 2027[1]	210	218
Government National Mortgage Assn. 2.50% 2028[1]	185	188
Government National Mortgage Assn. 2.50% 2028[1]	128	131
Government National Mortgage Assn. 2.50% 2028[1]	127	130
Government National Mortgage Assn. 2.50% 2028[1]	111	113
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.826% 2038[1,2]	646	649
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.021% 2038[1,2]	193	194
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[1]	1,360	1,397
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[1]	3,798	3,885
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[1]	1,821	1,909
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1,2]	1,510	1,570
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.988% 2045[1,2]	298	310
Halliburton Co. 3.375% 2022	925	911
Halliburton Co. 3.80% 2025	870	849
Hardwoods Acquisition Inc 7.50% 2021[4]	750	623
Harris Corp. 1.999% 2018	700	693
Harris Corp. 2.70% 2020	155	152
Harris Corp. 3.832% 2025	105	104
Harris Corp. 4.854% 2035	575	568
Harris Corp. 5.054% 2045	640	629
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[1,2,5,6,8]	2	—
HBOS PLC 6.75% 2018[4]	375	410
HCA Inc. 3.75% 2019	550	556
HD Supply, Inc. 7.50% 2020	1,450	1,515
HD Supply, Inc. 5.25% 2021[4]	1,100	1,126
HDTFS Inc. 5.875% 2020	525	544
HealthSouth Corp. 5.75% 2024[4]	275	264
HealthSouth Corp. 5.75% 2025[4]	480	449
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	3,873	3,842
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[1,4]	4,765	4,753
Holcim Ltd. 5.15% 2023[4]	1,290	1,383
Hospitality Properties Trust 6.70% 2018	680	720
HSBC Bank PLC 1.50% 2018[4]	200	198
HSBC Holdings PLC 4.00% 2022	480	504
HSBC Holdings PLC 4.25% 2025	4,000	3,978
Humana Inc. 3.85% 2024	1,000	1,009
Humana Inc. 4.95% 2044	1,000	997
Hungarian Government 4.125% 2018	1,110	1,163
Hungarian Government 4.00% 2019	6,600	6,887
Hungarian Government 6.25% 2020	810	907
Hungarian Government 5.375% 2023	460	504
Hungarian Government 5.375% 2024	2,000	2,195
Hungarian Government 7.625% 2041	4,474	6,071
Huntsman International LLC 4.875% 2020	600	551
Husky Energy Inc. 7.25% 2019	250	276
Hyundai Capital Services Inc. 2.625% 2020[4]	500	493
Icahn Enterprises Finance Corp. 3.50% 2017	1,250	1,259
iHeartCommunications, Inc. 10.625% 2023	575	401
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,000	1,963
Indonesia (Republic of) 4.875% 2021	600	624
American Funds Insurance Series — Global Bond Fund — Page 118 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 3.75% 2022	$4,150	$3,991
Indonesia (Republic of) 4.125% 2025	1,750	1,682
Intelsat Jackson Holding Co. 7.25% 2019	875	807
Intelsat Jackson Holding Co. 7.25% 2020	925	809
Intelsat Jackson Holding Co. 6.625% 2022	2,825	1,815
International Paper Co. 7.30% 2039	600	686
Intesa Sanpaolo SpA 5.017% 2024[4]	1,830	1,804
inVentiv Health Inc. 9.00% 2018[4]	4,255	4,372
inVentiv Health Inc. 10.00% 2018	450	448
inVentiv Health Inc. 10.00% 2018	100	96
inVentiv Health Inc. 12.00% 2018[4,7]	477	433
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[1,2]	135	136
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[1,2]	225	226
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	456	461
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.911% 2045[1,2]	864	867
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[1,2]	1,491	1,525
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[1]	1,510	1,558
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.695% 2049[1,2]	1,926	1,988
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.883% 2049[1,2]	1,957	2,042
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[1]	1,476	1,543
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[1,2]	551	577
JMC Steel Group Inc. 8.25% 2018[4]	2,270	1,515
JPMorgan Chase & Co. 2.25% 2020	1,545	1,521
JPMorgan Chase & Co. 2.55% 2020	1,815	1,800
JPMorgan Chase & Co. 3.25% 2022	1,000	1,007
JPMorgan Chase & Co. 3.125% 2025	655	638
JPMorgan Chase & Co. 3.90% 2025	488	503
Kimco Realty Corp. 5.70% 2017	500	526
Kimco Realty Corp. 6.875% 2019	1,250	1,437
Kimco Realty Corp. 3.40% 2022	175	174
Kinder Morgan Energy Partners, LP 3.50% 2021	175	157
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	1,872
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,329
Kinder Morgan Energy Partners, LP 4.15% 2024	1,700	1,470
Kinder Morgan Energy Partners, LP 5.50% 2044	4,225	3,306
Kinder Morgan, Inc. 4.30% 2025	2,460	2,131
Kinder Morgan, Inc. 5.55% 2045	1,850	1,449
Kindred Healthcare, Inc. 8.00% 2020	275	259
Kinetic Concepts, Inc. 10.50% 2018	2,780	2,717
Kinetic Concepts, Inc. 12.50% 2019	2,350	2,144
KLX Inc. 5.875% 2022[4]	640	611
Korea Housing Finance Corp. 2.50% 2020[1,4]	2,250	2,251
Kraft Foods Inc. 2.25% 2017	455	458
Laboratory Corporation of America Holdings 3.60% 2025	875	846
Latvia (Republic of) 2.75% 2020	900	916
Latvia (Republic of) 5.25% 2021	375	427
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.052% 2044[1,2]	78	81
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[1]	812	834
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.156% 2045[1,2]	615	659
LightSquared, Term Loan, 9.75% 2020[1,2,6]	4,410	4,101
Lima Metro Line Finance Ltd. 5.875% 2034[1,4]	2,000	1,950
Limited Brands, Inc. 6.875% 2035[4]	475	490
Lithuania (Republic of) 7.375% 2020	2,475	2,933
Lithuania (Republic of) 6.125% 2021[4]	450	520
Lithuania (Republic of) 6.625% 2022[4]	200	240
American Funds Insurance Series — Global Bond Fund — Page 119 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 1.85% 2018	$135	$135
Lockheed Martin Corp. 2.50% 2020	205	205
Lockheed Martin Corp. 3.10% 2023	215	215
Lockheed Martin Corp. 3.55% 2026	435	438
Mallinckrodt PLC 4.875% 2020[4]	985	953
Mallinckrodt PLC 5.75% 2022[4]	164	158
Marks and Spencer Group PLC 6.25% 2017[4]	950	1,016
McClatchy Co. 9.00% 2022	1,625	1,452
McDonald’s Corp. 3.70% 2026	650	651
McDonald’s Corp. 4.70% 2035	280	280
McDonald’s Corp. 4.875% 2045	430	434
McKesson Corp. 3.25% 2016	180	181
McKesson Corp. 2.284% 2019	1,065	1,062
McKesson Corp. 3.796% 2024	350	352
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,500	1,474
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	2,028
Medtronic, Inc. 2.50% 2020	1,455	1,467
Medtronic, Inc. 3.50% 2025	7,260	7,355
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.837% 2050[1,2]	630	651
Metlife, Inc. 3.60% 2025	430	434
MetroPCS Wireless, Inc. 6.25% 2021	2,125	2,199
MidAmerican Energy Co. 4.40% 2044	240	243
Mitsubishi UFJ Trust & Banking Corp. 2.65% 2020[4]	750	750
Mizuho Bank Ltd. 2.15% 2018[4]	500	498
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.877% 2049[1,2]	260	271
Molina Healthcare, Inc. 5.375% 2022[4]	275	276
Morgan Stanley 2.125% 2018	775	777
Morgan Stanley 2.80% 2020	2,850	2,863
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	743	758
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[1]	200	205
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.917% 2049[1,2]	58	61
Morocco Government 5.50% 2042	3,100	3,019
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	550	671
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	275	241
Navios Maritime Holdings Inc. 7.375% 2022[4]	3,750	1,889
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	175	76
Needle Merger Sub Corp. 8.125% 2019[4]	1,500	1,208
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	1,325	987
NGL Energy Partners LP 6.875% 2021	625	472
NGPL PipeCo LLC 7.119% 2017[4]	750	701
NGPL PipeCo LLC 9.625% 2019[4]	2,100	1,974
Niagara Mohawk Power Corp. 3.508% 2024[4]	180	181
Niagara Mohawk Power Corp. 4.278% 2034[4]	300	295
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	950	977
Noble Corp PLC 5.95% 2025	400	276
Noble Corp PLC 6.95% 2045	650	417
Nortek Inc. 8.50% 2021	1,895	1,976
Numericable Group SA 4.875% 2019[4]	3,325	3,304
Oasis Petroleum Inc. 6.875% 2022	800	516
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,4]	1,160	278
Oracle Corp. 3.40% 2024	615	626
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,6]	884	755
Owens-Illinois, Inc. 6.375% 2025[4]	305	314
Pacific Gas and Electric Co. 3.25% 2023	580	583
Pacific Gas and Electric Co. 3.85% 2023	300	312
American Funds Insurance Series — Global Bond Fund — Page 120 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.75% 2042	$630	$564
Pacific Gas and Electric Co. 4.25% 2046	1,900	1,847
PacifiCorp. 3.35% 2025	1,015	1,025
PDC Energy Inc. 7.75% 2022	900	869
Peabody Energy Corp. 6.00% 2018	6,640	1,262
Pernod Ricard SA 4.45% 2022[4]	1,885	1,957
Peru (Republic of) 4.125% 2027	1,455	1,433
Peru (Republic of) 5.625% 2050	280	286
Petrobras Global Finance Co. 6.85% 2115	2,000	1,305
Petrobras International Finance Co. 5.75% 2020	200	158
Petróleos Mexicanos 3.50% 2018	3,135	3,119
Petróleos Mexicanos 8.00% 2019	545	601
Petróleos Mexicanos 4.875% 2022	3,420	3,300
Pfizer Inc. 7.20% 2039	120	166
PG&E Corp. 2.40% 2019	555	554
Philip Morris International Inc. 4.25% 2044	2,225	2,155
Phillips 66 Partners LP 4.68% 2045	110	82
Ply Gem Industries, Inc. 6.50% 2022	1,425	1,309
Ply Gem Industries, Inc. 6.50% 2022	950	860
PNC Bank 2.40% 2019	1,225	1,230
PNC Bank 2.30% 2020	865	858
PNC Bank 2.45% 2020	250	249
PNC Bank 2.60% 2020	275	275
PNC Financial Services Group, Inc. 3.90% 2024	910	934
PNC Funding Corp. 3.30% 2022	1,000	1,025
PRA Holdings, Inc. 9.50% 2023[4]	609	665
Progress Energy, Inc. 7.05% 2019	910	1,033
Progress Energy, Inc. 7.75% 2031	550	710
Prologis, Inc. 3.35% 2021	200	203
Prologis, Inc. 4.25% 2023	2,075	2,187
Prologis, Inc. 3.75% 2025	575	572
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,643
Puget Sound Energy, Inc., First Lien, 6.50% 2020	335	384
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,023	1,154
Puget Sound Energy, Inc., First Lien, 5.625% 2022	480	533
QGOG Constellation SA 6.25% 2019[4]	2,150	973
Qorvo, Inc. 7.00% 2025[4]	225	232
Quintiles Transnational Corp. 4.875% 2023[4]	240	242
R.R. Donnelley & Sons Co. 7.625% 2020	225	233
R.R. Donnelley & Sons Co. 7.875% 2021	1,150	1,193
R.R. Donnelley & Sons Co. 6.50% 2023	1,450	1,347
Rabobank Nederland 4.625% 2023	2,795	2,919
Rabobank Nederland 4.375% 2025	625	637
Rayonier Advanced Materials Inc. 5.50% 2024[4]	370	294
RCI Banque 3.50% 2018[4]	1,500	1,530
Realogy Corp. 5.25% 2021[4]	350	360
Realogy Corp., Barclays PLC LOC, 4.40% 2016[1,2,6]	10	9
Reynolds American Inc. 2.30% 2018	230	232
Reynolds American Inc. 3.25% 2020	640	651
Reynolds American Inc. 4.00% 2022	905	943
Reynolds American Inc. 4.45% 2025	4,325	4,534
Reynolds American Inc. 5.70% 2035	105	115
Reynolds American Inc. 6.15% 2043	825	938
Reynolds American Inc. 5.85% 2045	645	719
Reynolds Group Inc. 5.75% 2020	3,740	3,814
American Funds Insurance Series — Global Bond Fund — Page 121 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Rice Energy Inc. 6.25% 2022	$2,025	$1,468
Rice Energy Inc. 7.25% 2023[4]	125	92
Roche Holdings, Inc. 2.25% 2019[4]	1,250	1,258
Roche Holdings, Inc. 2.875% 2021[4]	1,250	1,268
Roche Holdings, Inc. 3.35% 2024[4]	1,900	1,948
Ryerson Inc. 9.00% 2017	225	174
Ryerson Inc. 11.25% 2018	700	525
Sabine Pass Liquefaction, LLC 5.625% 2021	2,150	1,989
Sabine Pass Liquefaction, LLC 5.625% 2025[4]	525	446
Sable International Finance Ltd. 6.875% 2022[4]	375	364
SABMiller Holdings Inc. 3.75% 2022[4]	775	798
SABMiller Holdings Inc. 4.95% 2042[4]	1,230	1,252
SandRidge Energy, Inc. 7.50% 2023	900	102
Scentre Group 3.50% 2025[4]	600	583
Schlumberger BV 4.00% 2025[4]	1,460	1,444
Seven Generations Energy Ltd. 6.75% 2023[4]	743	628
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,482
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	1,800	1,305
Simon Property Group, LP 10.35% 2019	575	706
Skandinaviska Enskilda 2.45% 2020[4]	525	523
Slovenia (Republic of) 4.75% 2018[4]	1,010	1,075
Slovenia (Republic of) 4.375% 2022[4]	575	640
Slovenia (Republic of) 5.50% 2022	10,840	12,140
Slovenia (Republic of) 5.50% 2022[4]	425	476
Slovenia (Republic of) 5.85% 2023	7,660	8,742
Slovenia (Republic of) 5.85% 2023[4]	1,575	1,797
Slovenia (Republic of) 5.25% 2024	1,010	1,117
SM Energy Co. 5.625% 2025	725	480
SoftBank Corp. 4.50% 2020[4]	925	923
Sotheby’s Holdings, Inc. 5.25% 2022[4]	375	343
Sprint Nextel Corp. 7.00% 2020	380	295
Sprint Nextel Corp. 7.25% 2021	575	430
Sprint Nextel Corp. 7.875% 2023	1,575	1,187
Statoil ASA 3.70% 2024	1,950	1,980
Statoil ASA 4.25% 2041	1,000	946
Targa Resources Corp. 4.125% 2019	525	440
Targa Resources Partners LP 6.75% 2024[4]	275	235
Teco Finance, Inc. 5.15% 2020	75	81
Teekay Corp. 8.50% 2020	1,575	1,071
Teekay Corp. 8.50% 2020[4]	925	629
Tenet Healthcare Corp., First Lien, 4.75% 2020	175	177
Tenet Healthcare Corp., First Lien, 4.50% 2021	3,125	3,063
Tennessee Valley Authority 5.88% 2036	500	649
Tennessee Valley Authority 5.25% 2039	1,750	2,104
Tesoro Logistics LP 5.50% 2019[4]	300	293
Thermo Fisher Scientific Inc. 2.40% 2019	390	390
Thermo Fisher Scientific Inc. 4.15% 2024	660	687
Thomson Reuters Corp. 1.65% 2017	1,005	1,000
Thomson Reuters Corp. 5.65% 2043	670	703
TI Automotive Ltd. 8.75% 2023[4]	270	250
T-Mobile US, Inc. 6.731% 2022	850	888
T-Mobile US, Inc. 6.50% 2026	575	582
Total Capital International 1.55% 2017	290	291
Total Capital International 2.875% 2022	315	314
TransCanada PipeLines Ltd. 7.625% 2039	250	307
American Funds Insurance Series — Global Bond Fund — Page 122 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Trilogy International Partners, LLC 10.25% 2016[4]	$2,300	$2,251
Turkey (Republic of) 4.557% 2018[4]	775	796
Turkey (Republic of) 6.25% 2022	1,880	2,047
Turkey (Republic of) 6.75% 2040	210	234
U.S. Treasury 5.125% 2016	1,350	1,373
U.S. Treasury 0.875% 2017	12,400	12,376
U.S. Treasury 0.625% 2018	4,350	4,297
U.S. Treasury 1.00% 2018	3,800	3,775
U.S. Treasury 1.25% 2018	6,500	6,494
U.S. Treasury 1.50% 2018	24,825	25,003
U.S. Treasury 3.50% 2018	7,200	7,563
U.S. Treasury 1.00% 2019	16,875	16,603
U.S. Treasury 1.50% 2019	12,075	12,125
U.S. Treasury 1.625% 2019[10]	26,200	26,328
U.S. Treasury 1.625% 2019	17,094	17,150
U.S. Treasury 1.625% 2019	16,425	16,538
U.S. Treasury 1.75% 2019	12,050	12,136
U.S. Treasury 1.125% 2020	26,100	25,524
U.S. Treasury 1.25% 2020	25,850	25,460
U.S. Treasury 1.25% 2020	8,200	8,069
U.S. Treasury 1.375% 2020	30,325	29,902
U.S. Treasury 1.375% 2020	12,450	12,255
U.S. Treasury 1.375% 2020	12,050	11,846
U.S. Treasury 1.375% 2020	5,000	4,913
U.S. Treasury 1.50% 2020	7,000	6,944
U.S. Treasury 1.625% 2020	7,150	7,110
U.S. Treasury 1.625% 2020	2,500	2,489
U.S. Treasury 1.625% 2020	540	538
U.S. Treasury 2.125% 2020	4,000	4,066
U.S. Treasury 2.00% 2022	1,050	1,045
U.S. Treasury 2.25% 2024	2,100	2,099
U.S. Treasury 2.50% 2024	14,600	14,923
U.S. Treasury 2.875% 2043	6,300	6,149
U.S. Treasury 3.00% 2044	4,600	4,588
U.S. Treasury 2.875% 2045	5,900	5,736
U.S. Treasury 3.00% 2045	72,100	71,951
U.S. Treasury Inflation-Protected Security 0.125% 2020[3]	8,125	8,028
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	39,474	39,058
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	18,828	17,981
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	20,861	20,208
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	1,451	1,651
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	658	579
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	1,241	1,052
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	5,960	6,072
U.S. Treasury Inflation-Protected Security 0.75% 2045[3]	677	591
United Mexican States Government Global 4.75% 2044	3,200	2,923
UnitedHealth Group Inc. 1.90% 2018	590	592
UnitedHealth Group Inc. 2.70% 2020	520	526
UnitedHealth Group Inc. 3.35% 2022	395	404
UnitedHealth Group Inc. 3.75% 2025	485	501
UnitedHealth Group Inc. 4.625% 2035	230	239
UnitedHealth Group Inc. 4.75% 2045	390	411
State of California, Various Purpose G.O. Bonds, 7.60% 2040	5,310	7,914
State of California, Various Purpose G.O. Bonds, 7.625% 2040	285	415
Verizon Communications Inc. 4.272% 2036	3,869	3,504
American Funds Insurance Series — Global Bond Fund — Page 123 of 160

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 4.522% 2048	$5,184	$4,654
Virgin Australia Holdings Ltd. 8.50% 2019[4]	275	276
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	545	523
VPI Escrow Corp. 6.375% 2020[4]	1,360	1,319
VPI Escrow Corp. 7.50% 2021[4]	2,000	2,005
VRX Escrow Corp. 6.125% 2025[4]	955	855
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[1]	90	92
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.762% 2043[1,2]	1,395	1,406
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[1]	250	257
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1,2]	380	394
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.713% 2049[1,2]	150	154
Walter Energy, Inc. 9.50% 2019[4,5]	2,150	559
WEA Finance LLC 1.75% 2017[4]	655	650
WEA Finance LLC 2.70% 2019[4]	1,500	1,489
WEA Finance LLC 3.25% 2020[4]	2,030	2,041
WEA Finance LLC 3.75% 2024[4]	535	533
Weatherford International PLC 4.50% 2022	685	494
Weatherford International PLC 6.75% 2040	280	198
WellPoint, Inc. 2.30% 2018	585	584
Wells Fargo & Co. 3.55% 2025	3,100	3,132
Western Gas Partners LP 4.00% 2022	1,500	1,329
Western Gas Partners LP 3.95% 2025	2,900	2,440
Williams Companies, Inc. 3.70% 2023	450	311
Williams Partners LP 4.125% 2020	375	335
Williams Partners LP 5.25% 2020	225	209
Williams Partners LP 4.50% 2023	760	617
Williams Partners LP 4.30% 2024	1,380	1,096
Wind Acquisition SA 4.75% 2020[4]	2,000	1,985
Wind Acquisition SA 7.375% 2021[4]	1,975	1,871
WM. Wrigley Jr. Co 3.375% 2020[4]	505	516
WPX Energy Inc. 7.50% 2020	375	306
Wynn Macau, Ltd. 5.25% 2021[4]	1,200	1,062
ZF Friedrichshafen AG 4.50% 2022[4]	235	231
ZF Friedrichshafen AG 4.75% 2025[4]	235	225
Zimmer Holdings, Inc. 3.15% 2022	790	778
Zimmer Holdings, Inc. 3.55% 2025	2,755	2,684
Zimmer Holdings, Inc. 4.25% 2035	575	538
		1,186,032
Total bonds, notes & other debt instruments (cost: $2,291,068,000)		2,170,845
Convertible stocks 0.01% U.S. dollars 0.01%	Shares
CEVA Group PLC, Series A-1, 3.622% convertible preferred[8,11]	329	206
CEVA Group PLC, Series A-2, 2.622% convertible preferred[8,11]	37	16
Total convertible stocks (cost: $386,000)		222
Common stocks 0.05% U.S. dollars 0.01%
CEVA Group PLC[4,8,12]	431	194
Atrium Corp.[4,8,12]	2	—
		194
American Funds Insurance Series — Global Bond Fund — Page 124 of 160

Common stocks Miscellaneous 0.04%	Shares	Value (000)
Other common stocks in initial period of acquisition		$921
Total common stocks (cost: $3,388,000)		1,115
Short-term securities 3.78%	Principal amount (000)
Freddie Mac 0.21%–0.51% due 1/4/2016–4/26/2016	$ 28,500	28,477
General Electric Co. 0.15% due 1/4/2016	22,300	22,300
Mitsubishi UFJ Trust and Banking Corp. 0.29% due 1/11/2016[4]	12,200	12,199
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[4]	21,800	21,792
Total short-term securities (cost: $84,752,000)		84,768
Total investment securities 100.51% (cost: $2,379,594,000)		2,256,950
Other assets less liabilities (0.51)%		(11,399)
Net assets 100.00%		$2,245,551
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $452,127,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	1/6/2016	JPMorgan Chase	€13,589	$14,364	$406
Euros	1/14/2016	UBS AG	€17,250	$18,259	494
Euros	1/21/2016	HSBC Bank	€6,366	$7,033	(111)
Japanese yen	1/12/2016	Citibank	¥3,616,690	$29,502	597
Japanese yen	1/12/2016	Citibank	¥2,715,536	$22,216	383
Japanese yen	1/12/2016	UBS AG	¥786,896	$6,500	49
Japanese yen	1/21/2016	UBS AG	¥1,008,354	$8,199	194
Japanese yen	1/22/2016	HSBC Bank	¥1,653,392	$13,638	125
Japanese yen	1/22/2016	HSBC Bank	¥846,335	$7,000	45
Japanese yen	1/29/2016	HSBC Bank	¥1,458,912	$11,900	245
Japanese yen	2/3/2016	Citibank	¥422,118	$3,500	14
Japanese yen	2/12/2016	HSBC Bank	¥1,310,000	$10,679	230
					$2,671
Sales:
Australian dollars	1/21/2016	Citibank	$362	A$500	$(2)
Australian dollars	1/21/2016	UBS AG	$4,113	A$5,790	(101)
British pounds	1/13/2016	JPMorgan Chase	¥703,836	£3,800	255
British pounds	1/22/2016	HSBC Bank	C$4,026	£1,950	35
British pounds	1/25/2016	Bank of America, N.A.	€3,442	£2,500	57
British pounds	1/28/2016	UBS AG	$2,906	£1,950	31
British pounds	1/29/2016	Citibank	$11,884	£7,975	126
British pounds	1/29/2016	HSBC Bank	$11,884	£7,975	126
British pounds	1/29/2016	HSBC Bank	€4,814	£3,500	75
British pounds	1/29/2016	JPMorgan Chase	C$4,004	£1,925	55
Colombian pesos	1/12/2016	JPMorgan Chase	$2,617	COP8,700,000	(120)
Danish kroner	1/25/2016	JPMorgan Chase	€43,564	DKr325,000	11
Euros	1/8/2016	HSBC Bank	$4,548	€4,300	(126)
Euros	1/21/2016	HSBC Bank	¥1,076,215	€8,100	151
American Funds Insurance Series — Global Bond Fund — Page 125 of 160

	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Euros	1/22/2016	Bank of America, N.A.	$7,184	€6,550	$62
Hungarian forints	1/15/2016	UBS AG	€6,349	HUF2,014,400	(37)
Hungarian forints	1/15/2016	HSBC Bank	€51,253	HUF16,200,000	(89)
Hungarian forints	1/29/2016	HSBC Bank	€3,153	HUF1,000,000	(14)
Indian rupees	1/19/2016	JPMorgan Chase	$3,777	INR253,000	(35)
Indian rupees	1/22/2016	UBS AG	$5,786	INR385,000	(13)
Malaysian ringgits	1/13/2016	UBS AG	$2,676	MYR11,300	47
Mexican pesos	1/14/2016	Bank of America, N.A.	$90	MXN1,500	3
Mexican pesos	1/28/2016	Barclays Bank PLC	$7,249	MXN124,100	63
Norwegian kroner	1/25/2016	Bank of America, N.A.	$2,957	NKr25,613	64
Polish zloty	1/12/2016	Barclays Bank PLC	$5,885	PLN23,400	(79)
Polish zloty	1/12/2016	JPMorgan Chase	$5,885	PLN23,720	(160)
Polish zloty	1/15/2016	Citibank	€10,152	PLN44,200	(227)
Polish zloty	1/21/2016	UBS AG	€12,724	PLN55,400	(281)
South African rand	1/12/2016	UBS AG	$1,670	ZAR24,300	102
South African rand	1/14/2016	Bank of America, N.A.	$1,249	ZAR19,100	18
South African rand	1/28/2016	JPMorgan Chase	$2,324	ZAR35,000	73
Swedish kronor	1/21/2016	Citibank	$4,530	SKr38,340	(15)
Swedish kronor	1/29/2016	HSBC Bank	€2,913	SKr27,000	(33)
Turkish lira	1/15/2016	Bank of America, N.A.	$1,373	TRY4,100	(27)
					$(5)
Forward currency contracts — net					$2,666
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $99,315,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	0.987%	11/10/2017	$7,000	$16
Pay	LCH	3-month USD-LIBOR	0.9887	11/25/2017	7,000	18
Receive	LCH	3-month USD-LIBOR	1.572	9/16/2020	10,000	(50)
Pay	LCH	6-month JPY-LIBOR	0.5725	3/5/2025	¥2,850,000	(430)
Pay	LCH	3-month USD-LIBOR	2.222	11/10/2025	$6,000	(29)
Pay	LCH	3-month USD-LIBOR	2.555	10/22/2045	10,000	134
Receive	LCH	6-month EURIBOR	1.5093	10/26/2045	€5,000	(139)
Pay	LCH	3-month USD-LIBOR	2.562	11/4/2045	$4,000	48
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	17,400	344
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	1,100	20
Pay	LCH	3-month USD-LIBOR	2.556	11/27/2045	10,000	133
						$65
American Funds Insurance Series — Global Bond Fund — Page 126 of 160

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $207,741,000, which represented 9.25% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,083,000, which represented .27% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" was $834,000, which represented .04% of the net assets of the fund.
[9]	Purchased on a TBA basis.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,412,000, which represented .29% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.622% convertible preferred	5/2/2013	$ 334	$206.01%
CEVA Group PLC, Series A-2, 2.622% convertible preferred	3/10/2010	52	16.00
Total private placement securities		$ 386	$ 222.01%

Key to abbreviations
G.O. = General Obligation
LCH = LCH.Clearnet
LOC = Letter of Credit
TBA = To-be-announced
American Funds Insurance Series — Global Bond Fund — Page 127 of 160

High-Income Bond Fund
Investment portfolio
December 31, 2015
Bonds, notes & other debt instruments 85.50% Corporate bonds & notes 84.08% Telecommunication services 13.64%	Principal amount (000)	Value (000)
Altice Financing SA 6.625% 2023[1]	$2,335	$2,312
Altice Finco SA 9.875% 2020[1]	850	907
Altice Finco SA 6.50% 2022[1]	1,000	992
Altice Finco SA 7.625% 2025[1]	250	232
Altice Finco SA, First Lien, 7.75% 2022[1]	1,400	1,267
CenturyLink, Inc. 6.45% 2021	250	245
CenturyLink, Inc. 6.75% 2023	1,025	965
CenturyLink, Inc., Series T, 5.80% 2022	500	460
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,384
Columbus International Inc. 7.375% 2021[1]	1,800	1,789
Digicel Group Ltd. 8.25% 2020[1]	17,300	14,359
Digicel Group Ltd. 6.00% 2021[1]	7,150	6,060
Digicel Group Ltd. 7.125% 2022[1]	3,250	2,454
Frontier Communications Corp. 8.125% 2018	4,325	4,482
Frontier Communications Corp. 8.50% 2020	3,000	3,015
Frontier Communications Corp. 8.875% 2020[1]	900	913
Frontier Communications Corp. 6.25% 2021	150	128
Frontier Communications Corp. 9.25% 2021	5,775	5,696
Frontier Communications Corp. 8.75% 2022	200	186
Frontier Communications Corp. 10.50% 2022[1]	6,380	6,356
Frontier Communications Corp. 11.00% 2025[1]	11,280	11,195
Intelsat Jackson Holding Co. 7.25% 2019	5,200	4,797
Intelsat Jackson Holding Co. 7.25% 2020	5,000	4,375
Intelsat Jackson Holding Co. 6.625% 2022	15,875	10,200
Intelsat Luxembourg Holding Co. 6.75% 2018	5,820	4,365
Level 3 Communications, Inc. 5.125% 2023[1]	1,625	1,619
LightSquared, Term Loan, 9.75% 2020[2,3,4]	28,389	26,402
MetroPCS Wireless, Inc. 6.25% 2021	13,925	14,412
MetroPCS Wireless, Inc. 6.625% 2023	3,950	4,039
Millicom International Cellular SA 6.625% 2021[1]	4,040	3,752
Neptune Finco Corp. (Altice NV) 10.125% 2023[1]	300	314
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	475	495
Numericable Group SA 4.875% 2019[1]	19,075	18,956
Numericable Group SA 6.00% 2022[1]	1,290	1,255
Sable International Finance Ltd. 6.875% 2022[1]	3,775	3,662
SoftBank Corp. 4.50% 2020[1]	5,000	4,987
Sprint Nextel Corp. 8.375% 2017	625	619
Sprint Nextel Corp. 7.00% 2020	18,030	13,973
Sprint Nextel Corp. 7.25% 2021	4,450	3,326
Sprint Nextel Corp. 11.50% 2021	3,475	3,214
Sprint Nextel Corp. 7.875% 2023	2,050	1,545
Sprint Nextel Corp. 7.625% 2025	1,950	1,433
Sprint Nextel Corp. 6.875% 2028	700	492
T-Mobile US, Inc. 6.542% 2020	3,054	3,191
T-Mobile US, Inc. 6.731% 2022	3,900	4,075
American Funds Insurance Series — High-Income Bond Fund — Page 128 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 6.375% 2025	$1,250	$1,269
T-Mobile US, Inc. 6.50% 2026	3,225	3,264
Trilogy International Partners, LLC 10.25% 2016[1]	12,675	12,406
Wind Acquisition SA 4.75% 2020[1]	6,575	6,526
Wind Acquisition SA 7.375% 2021[1]	21,025	19,921
Zayo Group Holdings, Inc. 6.375% 2025	675	629
		244,910
Health care 13.64%
21st Century Oncology Holdings Inc. 11.00% 2023[1]	2,135	1,655
Alere Inc. 6.375% 2023[1]	660	619
AMAG Pharmaceuticals, Inc. 7.875% 2023[1]	300	266
Centene Corp. 4.75% 2022	8,665	8,427
Concordia Healthcare Corp., Term Loan B, 5.25% 2021[2,3,4]	890	850
Concordia Healthcare Corp. 9.50% 2022[1]	3,735	3,698
Concordia Healthcare Corp. 7.00% 2023[1]	3,020	2,635
ConvaTec Finance International SA 8.25% 2019[1,5]	7,225	6,746
DaVita HealthCare Partners Inc. 5.00% 2025	4,265	4,126
DJO Finance LLC 10.75% 2020[1]	4,550	4,140
DJO Finco Inc. 8.125% 2021[1]	13,750	12,237
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[1]	1,910	1,910
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	6,405	6,245
HCA Inc. 6.50% 2020	1,125	1,229
HCA Inc. 4.75% 2023	325	323
HCA Inc. 5.00% 2024	3,900	3,900
HCA Inc. 5.875% 2026	1,650	1,660
HealthSouth Corp. 5.75% 2024[1]	1,675	1,606
HealthSouth Corp. 5.75% 2025[1]	4,035	3,773
Hologic, Inc. 5.25% 2022[1]	975	998
inVentiv Health Inc. 9.00% 2018[1]	7,245	7,444
inVentiv Health Inc. 10.00% 2018	8,597	8,210
inVentiv Health Inc. 10.00% 2018	3,930	3,910
inVentiv Health Inc. 12.00% 2018[1,5]	19,523	17,722
Kindred Healthcare, Inc. 8.00% 2020	3,700	3,478
Kindred Healthcare, Inc. 8.75% 2023	1,000	924
Kinetic Concepts, Inc. 10.50% 2018	23,420	22,893
Kinetic Concepts, Inc. 12.50% 2019	14,035	12,807
Mallinckrodt PLC 4.875% 2020[1]	5,460	5,283
Mallinckrodt PLC 5.75% 2022[1]	756	730
Mallinckrodt PLC 5.625% 2023[1]	2,250	2,149
MEDNAX, Inc. 5.25% 2023[1]	1,555	1,567
Molina Healthcare, Inc. 5.375% 2022[1]	2,300	2,306
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	8,340	5,734
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[2,3,4]	8,831	7,539
Patheon Inc. 7.50% 2022[1]	600	587
PRA Holdings, Inc. 9.50% 2023[1]	2,847	3,110
Quintiles Transnational Corp. 4.875% 2023[1]	2,550	2,575
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,4,6]	3,030	2,979
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,4,6]	2,300	2,289
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5,6]	5,385	4,816
Teamhealth Inc. 7.25% 2023[1]	725	752
Tenet Healthcare Corp. 4.375% 2021	1,000	970
Tenet Healthcare Corp. 6.75% 2023	3,985	3,704
Tenet Healthcare Corp., First Lien, 4.75% 2020	6,685	6,752
American Funds Insurance Series — High-Income Bond Fund — Page 129 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp., First Lien, 6.00% 2020	$5,555	$5,874
Tenet Healthcare Corp., First Lien, 4.50% 2021	5,230	5,125
Valeant Pharmaceuticals International Inc. 7.00% 2020[1]	345	346
Valeant Pharmaceuticals International, Inc., Term Loan BF-1, 4.00% 2022[2,3,4]	399	385
VPI Escrow Corp. 6.75% 2018[1]	8,275	8,242
VPI Escrow Corp. 6.375% 2020[1]	10,070	9,768
VPI Escrow Corp. 7.50% 2021[1]	500	501
VRX Escrow Corp. 5.375% 2020[1]	5,200	4,914
VRX Escrow Corp. 5.875% 2023[1]	2,020	1,813
VRX Escrow Corp. 6.125% 2025[1]	10,700	9,576
		244,817
Consumer discretionary 12.68%
Asbury Automotive Group, Inc. 6.00% 2024	925	960
Asbury Automotive Group, Inc. 6.00% 2024[1]	500	519
Boyd Gaming Corp. 9.00% 2020	8,600	9,159
Boyd Gaming Corp. 6.875% 2023	875	903
Burger King Corp. 4.625% 2022[1]	1,500	1,507
Burger King Corp. 6.00% 2022[1]	6,875	7,098
Cablevision Systems Corp. 7.75% 2018	2,875	2,997
Cablevision Systems Corp. 6.75% 2021	1,550	1,527
CBS Outdoor Americas Inc. 5.25% 2022	900	924
CBS Outdoor Americas Inc. 5.625% 2024	2,025	2,088
CCO Holdings LLC and CCO Holdings Capital Corp. 6.50% 2021	2,400	2,500
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	600	634
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[1]	1,000	1,001
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	12,740	12,804
CEC Entertainment, Inc. 8.00% 2022	5,050	4,797
Cedar Fair, LP 5.25% 2021	624	646
Cedar Fair, LP 5.375% 2024	1,810	1,837
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	21,345	20,945
Churchill Downs Inc. 5.375% 2021[1]	1,200	1,209
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	5,875	5,449
Cumulus Media Holdings Inc. 7.75% 2019	3,225	1,105
Cumulus Media Inc., Term Loan B, 4.25% 2020[2,3,4]	918	699
Delta 2 (Formula One), Term Loan B, 7.75% 2022[2,3,4]	4,545	4,218
DISH DBS Corp. 4.25% 2018	8,975	9,020
Family Tree Escrow LLC 5.25% 2020[1]	1,400	1,453
Family Tree Escrow LLC 5.75% 2023[1]	1,450	1,519
Gannett Co., Inc. 5.125% 2019	915	949
Gannett Co., Inc. 4.875% 2021[1]	1,535	1,543
General Motors Co. 4.00% 2025	465	442
Goodyear Tire & Rubber Co. 5.125% 2023	1,695	1,746
Group 1 Automotive, Inc. 5.25% 2023[1]	1,575	1,567
Guitar Center, Inc. 9.625% 2020[1]	1,300	917
Hilton Worldwide Finance LLC 5.625% 2021	1,350	1,406
iHeartCommunications, Inc. 11.25% 2021	475	334
iHeartCommunications, Inc. 10.625% 2023	6,955	4,851
International Game Technology 6.25% 2022[1]	2,000	1,880
Jarden Corp. 5.00% 2023[1]	675	694
Laureate Education, Inc. 10.00% 2019[1]	300	187
Lear Corp., 4.75% 2023	1,275	1,288
Lear Corp., 5.25% 2025	1,425	1,457
Limited Brands, Inc. 6.625% 2021	875	973
American Funds Insurance Series — High-Income Bond Fund — Page 130 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Limited Brands, Inc. 6.875% 2035[1]	$2,500	$2,578
McClatchy Co. 9.00% 2022	3,275	2,927
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	2,500	2,416
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	3,400	3,340
Melco Crown Entertainment Ltd. 5.00% 2021[1]	450	412
MGM Resorts International 8.625% 2019	5,875	6,538
MGM Resorts International 7.75% 2022	750	800
MGM Resorts International 6.00% 2023	7,325	7,288
Michaels Stores, Inc. 5.875% 2020[1]	2,800	2,898
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	835	887
NCL Corp. Ltd. 5.25% 2019[1]	1,625	1,657
Needle Merger Sub Corp. 8.125% 2019[1]	8,831	7,109
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	9,125	6,798
Neiman Marcus Group LTD Inc. 8.75% 2021[1,5]	3,995	2,497
Neiman Marcus, Term Loan B, 4.25% 2020[2,3,4]	1,470	1,305
Netflix, Inc. 5.75% 2024	600	620
Party City Holdings Inc. 6.125% 2023[1]	1,250	1,219
PETCO Animal Supplies, Inc. 9.25% 2018[1]	3,250	3,339
PETsMART, Inc. 7.125% 2023[1]	4,300	4,274
Pinnacle Entertainment, Inc. 6.375% 2021	1,450	1,532
Playa Resorts Holding BV 8.00% 2020[1]	6,375	6,502
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[2,3,4]	880	856
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	1,075	1,091
Schaeffler Finance BV 4.25% 2021[1]	810	808
Sirius Minerals PLC 4.625% 2023[1]	750	738
Sotheby’s Holdings, Inc. 5.25% 2022[1]	2,300	2,104
Standard Pacific Corp. 5.875% 2024	1,850	1,942
Station Casinos LLC 7.50% 2021	325	333
Tempur Sealy International, Inc. 5.625% 2023[1]	520	528
TI Automotive Ltd. 8.75% 2023[1]	4,445	4,123
Tribune Media Co. 5.875% 2022[1]	1,205	1,208
Univision Communications Inc. 8.50% 2021[1]	2,500	2,566
Univision Communications Inc. 5.125% 2023[1]	1,610	1,558
Univision Communications Inc. 5.125% 2025[1]	295	281
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,4]	73	72
VTR Finance BV 6.875% 2024[1]	825	761
Warner Music Group 13.75% 2019	1,275	1,334
Warner Music Group 5.625% 2022[1]	2,350	2,274
Warner Music Group 6.75% 2022[1]	2,500	2,175
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	2,500	2,379
Wynn Macau, Ltd. 5.25% 2021[1]	9,300	8,230
ZF Friedrichshafen AG 4.00% 2020[1]	565	572
ZF Friedrichshafen AG 4.50% 2022[1]	3,765	3,694
ZF Friedrichshafen AG 4.75% 2025[1]	3,375	3,227
		227,542
Industrials 11.75%
ADT Corp. 4.125% 2019	6,275	6,487
ADT Corp. 3.50% 2022	2,050	1,845
American Builders & Contractors Supply Co. Inc. 5.75% 2023[1]	1,475	1,490
ARAMARK Corp. 5.125% 2024[1]	2,225	2,272
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	22,080	15,346
BlueLine Rental Finance Corp., 7.00% 2019[1]	200	181
Bombardier Inc. 4.75% 2019[1]	870	720
American Funds Insurance Series — High-Income Bond Fund — Page 131 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Bombardier Inc. 7.75% 2020[1]	$780	$634
Builders Firstsource 7.625% 2021[1]	12,595	13,319
Builders Firstsource 10.75% 2023[1]	1,525	1,521
CEVA Group PLC 9.00% 2021[1]	2,275	1,777
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[2,3,4]	1,867	1,562
CEVA Group PLC, Term Loan B, 6.50% 2021[2,3,4]	2,669	2,233
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	1,935	1,619
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	334	279
CNH Capital LLC 4.375% 2020	670	633
Constellis Holdings 9.75% 2020[1]	500	413
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	114	117
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	7	7
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	53	56
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	301	320
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	19	19
Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	11,440
Corporate Risk Holdings LLC 13.50% 2020[1,5,6]	1,097	1,077
DAE Aviation Holdings, Inc. 10.00% 2023[1]	8,495	8,474
Eletson Holdings Inc. 9.625% 2022[1]	1,250	1,119
Euramax International, Inc. 12.00% 2020[1]	6,050	5,505
Gardner Denver, Inc. 6.875% 2021[1]	2,400	1,848
Gardner Denver, Inc., Term Loan B, 4.25% 2020[2,3,4]	1,695	1,532
Gates Global LLC 6.00% 2022[1]	4,375	3,172
General Electric Co. 4.10% (undated)	1,066	1,065
Hardwoods Acquisition Inc 7.50% 2021[1]	7,525	6,246
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[2,3,4,6,7]	110	9
HD Supply, Inc. 7.50% 2020	2,250	2,351
HD Supply, Inc. 11.50% 2020	1,225	1,363
HD Supply, Inc. 5.25% 2021[1]	4,625	4,735
HDTFS Inc. 5.875% 2020	2,725	2,824
HDTFS Inc. 6.25% 2022	2,800	2,912
Huntington Ingalls Industries Inc. 5.00% 2025[1]	470	478
KLX Inc. 5.875% 2022[1]	8,295	7,922
LMI Aerospace Inc. 7.375% 2019	4,125	4,104
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	11,350	9,945
Navios Maritime Holdings Inc. 7.375% 2022[1]	5,225	2,632
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	6,145	2,673
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	2,500	2,547
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	2,775	2,855
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	1,200	1,189
Nortek Inc. 8.50% 2021	7,610	7,934
Ply Gem Industries, Inc. 6.50% 2022	9,025	8,292
Ply Gem Industries, Inc. 6.50% 2022	4,800	4,344
PrimeSource Building Products Inc 9.00% 2023[1]	425	406
R.R. Donnelley & Sons Co. 7.25% 2018	3,554	3,741
R.R. Donnelley & Sons Co. 7.875% 2021	6,975	7,238
R.R. Donnelley & Sons Co. 7.00% 2022	1,500	1,425
R.R. Donnelley & Sons Co. 6.50% 2023	3,900	3,622
Red de Carreteras de Occidente 9.00% 2028[3]	MXN18,330	1,034
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	$12,220	8,859
Standard Aero Holdings, Inc., Term Loan B, 5.25% 2022[2,3,4]	450	449
TRAC Intermodal 11.00% 2019	750	816
TransDigm Inc. 5.50% 2020	1,525	1,483
TransDigm Inc. 7.50% 2021	500	520
American Funds Insurance Series — High-Income Bond Fund — Page 132 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
TransDigm Inc. 6.00% 2022	$1,200	$1,179
TransDigm Inc. 6.50% 2024	800	800
TransDigm Inc. 6.50% 2025[1]	1,200	1,167
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	19	20
United Rentals, Inc. 7.375% 2020	1,275	1,348
United Rentals, Inc. 7.625% 2022	4,175	4,483
Univar Inc. 6.75% 2023[1]	1,300	1,190
Vander Intermediate Holdings, 10.50% 2019[1,5]	225	147
Virgin Australia Holdings Ltd. 8.50% 2019[1]	3,225	3,240
Watco Companies 6.375% 2023[1]	395	391
XPO Logistics, Inc. 7.875% 2019[1]	700	714
XPO Logistics, Inc. 6.50% 2022[1]	1,050	975
XPO Logistics, Inc., Term Loan B, 5.50% 2021[2,3,4]	2,175	2,169
		210,853
Energy 9.73%
Alpha Natural Resources, Inc. 7.50% 2020[1,7]	12,350	278
Alpha Natural Resources, Inc. 7.50% 2020[1,7]	4,794	108
American Energy - Woodford LLC 12.00% 2020[1,5]	4,924	762
American Energy (Marcellus), Term Loan B, 5.25% 2020[2,3,4]	7,275	1,973
American Energy (Marcellus), Term Loan A, 8.50% 2021[2,3,4]	4,775	72
American Energy (Permian Basin) 7.125% 2020[1]	3,350	1,277
American Energy (Permian Basin) 7.375% 2021[1]	1,775	701
Antero Resources Corp. 5.375% 2021	570	459
Arch Coal, Inc. 7.00% 2019[6]	700	—
Arch Coal, Inc. 7.25% 2021[6]	1,000	—
Baytex Energy Corp. 5.125% 2021[1]	3,000	2,115
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	4,000	2,780
Bonanza Creek Energy, Inc. 6.75% 2021	1,525	930
Bonanza Creek Energy, Inc. 5.75% 2023	1,775	932
Chesapeake Energy Corp. 4.875% 2022	6,250	1,766
Chesapeake Energy Corp. 8.00% 2022[1]	680	337
Concho Resources Inc. 5.50% 2023	1,100	1,023
CONSOL Energy Inc. 5.875% 2022	9,900	6,187
Continental Resources Inc. 5.00% 2022	300	222
Denbury Resources Inc. 4.625% 2023	8,100	2,648
Diamond Offshore Drilling, Inc. 4.875% 2043	1,610	983
Enbridge Energy Partners, LP 4.375% 2020	900	879
Enbridge Energy Partners, LP 5.875% 2025	685	661
Enbridge Energy Partners, LP 7.375% 2045	2,005	1,926
Energy Transfer Partners, LP 7.50% 2020	1,575	1,465
Energy Transfer Partners, LP 5.875% 2024	4,550	3,731
Ensco PLC 5.20% 2025	1,100	785
Ensco PLC 5.75% 2044	3,720	2,457
EP Energy Corp. 9.375% 2020	3,450	2,217
EP Energy Corp. 6.375% 2023	2,600	1,313
Genesis Energy, LP 6.75% 2022	4,425	3,783
Jupiter Resources Inc. 8.50% 2022[1]	900	364
Kinder Morgan, Inc. 4.30% 2025	1,440	1,247
Matador Resources Co. 6.875% 2023	100	93
Murray Energy Corp. 11.25% 2021[1]	500	94
Murray Energy Corp., Term Loan B1, 7.00% 2017[2,3,4]	472	380
Newfield Exploration Co. 5.75% 2022	425	378
NGL Energy Partners LP 5.125% 2019	465	370
American Funds Insurance Series — High-Income Bond Fund — Page 133 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
NGL Energy Partners LP 6.875% 2021	$9,230	$6,969
NGPL PipeCo LLC 7.119% 2017[1]	7,540	7,050
NGPL PipeCo LLC 9.625% 2019[1]	15,075	14,170
NGPL PipeCo LLC 7.768% 2037[1]	3,400	2,703
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	1,637	1,551
Noble Corp PLC 5.95% 2025	3,235	2,236
Noble Corp PLC 6.95% 2045	3,450	2,213
Oasis Petroleum Inc. 6.875% 2022	3,850	2,483
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,3]	1,562	359
ONEOK, Inc. 4.25% 2022	1,450	1,048
ONEOK, Inc. 7.50% 2023	450	376
PBF Energy Inc. 7.00% 2023[1]	1,450	1,416
PDC Energy Inc. 7.75% 2022	6,875	6,634
Peabody Energy Corp. 6.00% 2018	33,745	6,412
Peabody Energy Corp. 6.50% 2020	2,500	356
Peabody Energy Corp. 6.25% 2021	6,220	886
Petrobras Global Finance Co. 6.25% 2024	1,395	1,004
Petrobras International Finance Co. 3.875% 2016	1,200	1,197
Petrobras International Finance Co. 5.75% 2020	590	465
QGOG Constellation SA 6.25% 2019[1]	6,105	2,762
Range Resources Corp. 5.00% 2023	300	225
Range Resources Corp. 4.875% 2025[1]	2,075	1,585
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,175	3,764
Rice Energy Inc. 6.25% 2022	3,600	2,610
Rice Energy Inc. 7.25% 2023[1]	1,500	1,102
Sabine Pass Liquefaction, LLC 5.625% 2021	7,400	6,845
Sabine Pass Liquefaction, LLC 5.75% 2024	6,195	5,421
Sabine Pass Liquefaction, LLC 5.625% 2025[1]	8,495	7,221
Samson Investment Co. 9.75% 2020	1,300	3
Samson Investment Co., Term Loan B, 5.00% 2018[2,3,4,7]	150	6
SandRidge Energy, Inc. 7.50% 2023	5,400	614
Seven Generations Energy Ltd. 6.75% 2023[1]	1,125	951
SM Energy Co. 5.625% 2025	4,700	3,114
Southwestern Energy Co. 4.95% 2025	230	145
Sunoco LP 5.50% 2020[1]	1,325	1,262
Targa Resources Corp. 4.125% 2019	2,850	2,387
Targa Resources Partners LP 6.75% 2024[1]	1,925	1,646
Teekay Corp. 8.50% 2020	8,993	6,115
Teekay Corp. 8.50% 2020[1]	6,530	4,440
Tesoro Logistics LP 5.50% 2019[1]	1,725	1,682
Tesoro Logistics LP 5.875% 2020	700	672
Tesoro Logistics LP 6.25% 2022[1]	450	429
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	290	269
Transocean Inc. 3.00% 2017	950	845
Transocean Inc. 7.13% 2021	2,280	1,479
Weatherford International PLC 4.50% 2022	3,675	2,651
Weatherford International PLC 6.75% 2040	1,445	1,021
Whiting Petroleum Corp. 5.00% 2019	550	418
Williams Companies, Inc. 3.70% 2023	2,450	1,695
WPX Energy Inc. 7.50% 2020	2,025	1,650
YPF Sociedad Anónima 8.50% 2025[1]	2,620	2,509
		174,762
American Funds Insurance Series — High-Income Bond Fund — Page 134 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 9.51%	Principal amount (000)	Value (000)
ArcelorMittal 6.125% 2018	$650	$598
ArcelorMittal 10.85% 2019	850	801
ArcelorMittal 6.25% 2021	5,660	4,584
ArcelorMittal 6.125% 2025	1,450	1,062
ArcelorMittal 7.75% 2041	16,855	11,482
Ball Corp. 4.375% 2020	5,525	5,622
Berry Plastics Corp. 6.00% 2022[1]	375	383
Berry Plastics Corp. 5.125% 2023	1,500	1,462
BHP Billiton Finance Ltd. 6.25% 2075[1]	1,125	1,104
BHP Billiton Finance Ltd. 6.75% 2075[1]	1,125	1,088
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023[1]	1,895	2,054
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025[1]	875	967
Building Materials Corp. 6.00% 2025[1]	525	538
CEMEX Finance LLC 7.25% 2021[1]	450	434
CEMEX SAB de CV 6.50% 2019[1]	400	387
Chemours Co. 6.625% 2023[1]	8,310	5,859
Chemours Co. 7.00% 2025[1]	5,490	3,761
Cliffs Natural Resources Inc. 8.25% 2020[1]	3,425	2,629
First Quantum Minerals Ltd. 6.75% 2020[1]	19,643	12,768
First Quantum Minerals Ltd. 7.00% 2021[1]	17,193	10,875
First Quantum Minerals Ltd. 7.25% 2022[1]	3,025	1,906
FMG Resources 9.75% 2022[1]	22,925	21,091
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	6,080	3,557
Georgia Gulf Corp. 4.625% 2021	1,350	1,247
Georgia Gulf Corp. 4.875% 2023	800	723
Huntsman International LLC 4.875% 2020	3,200	2,936
JMC Steel Group Inc. 8.25% 2018[1]	16,400	10,947
LSB Industries, Inc. 7.75% 2019	6,175	5,156
Owens-Illinois, Inc. 5.00% 2022[1]	560	550
Owens-Illinois, Inc. 5.875% 2023[1]	1,720	1,749
Owens-Illinois, Inc. 5.375% 2025[1]	420	412
Owens-Illinois, Inc. 6.375% 2025[1]	2,565	2,640
Platform Specialty Products Corp. 10.375% 2021[1]	1,645	1,645
Platform Specialty Products Corp. 6.50% 2022[1]	305	265
Platform Specialty Products Corp., Term Loan B-1, 5.50% 2020[2,3,4]	1,230	1,194
Rayonier Advanced Materials Inc. 5.50% 2024[1]	3,065	2,437
Reynolds Group Holdings, Ltd. 6.00% 2017[1]	675	656
Reynolds Group Inc. 9.875% 2019	1,863	1,879
Reynolds Group Inc. 5.75% 2020	25,195	25,691
Reynolds Group Inc. 6.875% 2021	425	439
Ryerson Inc. 9.00% 2017	6,950	5,386
Ryerson Inc. 11.25% 2018	1,300	975
Scotts Miracle-Gro Co. 6.00% 2023[1]	375	393
Sealed Air Corp. 4.875% 2022[1]	1,670	1,680
Summit Materials, Inc. 6.125% 2023[1]	875	866
Summit Materials, Inc. 6.125% 2023	730	723
Tembec Industries Inc. 9.00% 2019[1]	1,620	1,061
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	355	375
Walter Energy, Inc. 9.50% 2019[1,7]	14,200	3,692
		170,729
American Funds Insurance Series — High-Income Bond Fund — Page 135 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 6.83%	Principal amount (000)	Value (000)
Ally Financial Inc. 8.00% 2020	$1,125	$1,285
Ally Financial Inc. 5.75% 2025	2,900	2,944
American International Group, Inc. 8.175% 2068	1,105	1,456
Bank of America Corp., Series AA, 6.10% (undated)	586	595
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	450	458
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	875	891
BNP Paribas, convertible bonds, 7.375% 2049[1]	2,350	2,415
CIT Group Inc. 4.25% 2017	750	769
CIT Group Inc. 3.875% 2019	13,340	13,307
Citigroup Inc., Series P, 5.95% (undated)	1,563	1,506
Citigroup Inc., Series R, junior subordinated 6.125% (undated)	1,825	1,864
Communications Sales & Leasing, Inc. 6.00% 2023[1]	3,950	3,743
Communications Sales & Leasing, Inc. 8.25% 2023	4,832	4,143
Corrections Corporation of America 5.00% 2022	675	675
Credit Suisse Group AG, convertible bonds, 7.50% 2049[1]	950	1,002
Crescent Resources 10.25% 2017[1]	5,445	5,465
Crown Castle International Corp. 4.875% 2022	900	936
Crown Castle International Corp., Term Loan B-2, 3.00% 2021[2,3,4]	2,000	1,999
Equinix, Inc. 5.375% 2022	525	541
Equinix, Inc. 5.875% 2026	1,150	1,187
General Motors Acceptance Corp. 7.50% 2020	1,150	1,304
Goldman Sachs Group, Inc., Series M, junior subordinated 5.375% (undated)	1,525	1,517
Icahn Enterprises Finance Corp. 3.50% 2017	7,025	7,078
Icahn Enterprises Finance Corp. 6.00% 2020	1,400	1,417
International Lease Finance Corp. 8.25% 2020	875	1,037
Intesa Sanpaolo SpA, convertible notes, 7.70% 2049[1]	550	561
Iron Mountain Inc. 6.00% 2020[1]	775	820
Iron Mountain Inc. 5.75% 2024	5,275	5,110
iStar Financial Inc. 4.00% 2017	7,500	7,372
iStar Financial Inc. 4.875% 2018	1,925	1,894
iStar Financial Inc. 5.00% 2019	7,700	7,507
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,508
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	1,475	1,503
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	1,200	1,371
MetLife Capital Trust X, junior subordinated 9.25% 2068[1]	800	1,106
MetLife Inc., junior subordinated 10.75% 2069	500	784
MSCI Inc. 5.75% 2025[1]	400	411
National Financial Partners Corp. 9.00% 2021[1]	425	390
Newstar Financial Inc. 7.25% 2020	2,225	2,167
Nordea Bank AB, 5.50% (undated)[1]	600	599
Nordea Bank AB, 6.125% (undated)[1]	600	588
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	900	959
Realogy Corp. 4.50% 2019[1]	8,975	9,255
Realogy Corp. 5.25% 2021[1]	4,725	4,861
Realogy Corp., Barclays PLC LOC, 4.40% 2016[2,3,4]	507	500
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1]	1,265	1,471
Ryman Hospitality Properties, Inc. 5.00% 2023	400	402
Société Générale 8.00% 2049[1]	550	560
Société Générale 8.25% 2049	665	707
State Street Corp., junior subordinated, 5.25% 2049	2,025	2,038
UBS AG 6.875% (undated)	325	322
UBS AG 7.00% (undated)	370	392
UBS AG 7.125% (undated)	275	289
US Bancorp., junior subordinated 5.125% (undated)	1,945	1,957
American Funds Insurance Series — High-Income Bond Fund — Page 136 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	$1,325	$1,378
ZFS Finance (USA) Trust II, junior subordinated, 6.45% 2065[1]	500	508
ZFS Finance (USA) Trust V, junior subordinated, 6.50% 2067[1]	2,675	2,735
		122,559
Information technology 4.18%
Alcatel-Lucent USA Inc. 4.625% 2017[1]	1,800	1,849
Alcatel-Lucent USA Inc. 6.75% 2020[1]	1,389	1,469
Alcatel-Lucent USA Inc. 8.875% 2020[1]	3,190	3,393
Apple Inc. 4.375% 2045	1,150	1,163
Avago Technologies Ltd., Term Loan B, 4.25% 2022[2,3,4]	1,650	1,632
CommScope Holding Co., Inc. 5.00% 2021[1]	700	674
CommScope Inc. 5.50% 2024[1]	900	858
First Data Corp. 8.75% 2022[1,5]	702	734
First Data Corp. 5.375% 2023[1]	4,075	4,106
First Data Corp. 7.00% 2023[1]	20,925	20,977
First Data Corp. 5.75% 2024[1]	1,875	1,852
Freescale Semiconductor, Inc. 5.00% 2021[1]	8,250	8,477
Freescale Semiconductor, Inc. 6.00% 2022[1]	13,550	14,227
Hughes Satellite Systems Corp. 7.625% 2021	1,500	1,596
Infor Inc. 5.75% 2020[1]	2,200	2,222
Infor Software 7.125% 2021[1,5]	400	291
Informatica Corp. 7.125% 2023[1]	400	364
Nuance Communications, Inc. 5.375% 2020[1]	250	252
NXP BV and NXP Funding LLC 4.125% 2020[1]	1,000	1,002
NXP BV and NXP Funding LLC, Term Loan B, 3.75% 2020[2,3,4]	1,950	1,944
Qorvo, Inc. 7.00% 2025[1]	1,825	1,884
Sabre Holdings Corp. 5.25% 2023[1]	650	646
Serena Software, Inc., Term Loan B, 7.50% 2020[2,3,4]	3,092	3,042
SS&C Technologies Holdings Inc. 5.875% 2023[1]	425	440
		75,094
Utilities 1.38%
AES Corp. 8.00% 2020	1,600	1,768
AES Corp. 7.375% 2021	2,850	2,921
AES Corp. 5.50% 2024	775	696
AES Corp. 5.50% 2025	2,200	1,952
Calpine Corp. 6.00% 2022[1]	650	674
Calpine Corp. 5.375% 2023	515	465
Calpine Corp. 7.875% 2023[1]	180	193
Calpine Corp. 5.50% 2024	990	879
Dynegy Finance Inc. 6.75% 2019	720	680
Dynegy Finance Inc. 7.375% 2022	6,055	5,298
Dynegy Finance Inc. 7.625% 2024	5,285	4,544
Enel Società per Azioni 8.75% 2073[1]	1,505	1,721
NRG Energy, Inc. 7.625% 2018	625	655
NRG Energy, Inc. 6.25% 2022	1,790	1,562
TXU, Term Loan, 4.65% 2017[2,3,4,7]	2,461	756
		24,764
Consumer staples 0.74%
Central Garden & Pet Co. 6.125% 2023	1,075	1,091
Constellation Brands, Inc. 3.875% 2019	250	258
Constellation Brands, Inc. 6.00% 2022	700	772
American Funds Insurance Series — High-Income Bond Fund — Page 137 of 160

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 4.75% 2025	$1,050	$1,072
H.J Heinz Co. 4.875% 2025[1]	1,499	1,595
Ingles Markets, Inc. 5.75% 2023	475	476
JBS USA LLC 5.875% 2024[1]	705	642
Kronos Acquisition Holdings Inc. 9.00% 2023[1]	425	365
Post Holdings, Inc. 6.75% 2021[1]	1,425	1,457
Post Holdings, Inc. 7.75% 2024[1]	925	971
Post Holdings, Inc. 8.00% 2025[1]	925	983
Reynolds American Inc. 5.85% 2045	2,250	2,509
Tops Holding Corp. and Tops Markets, LLC 8.00% 2022[1]	1,175	1,163
		13,354
Total corporate bonds & notes		1,509,384
Bonds & notes of governments & government agencies outside the U.S. 0.70%
Ghana (Republic of) 7.875% 2023	2,500	1,984
Hungarian Government 6.375% 2021	1,000	1,142
Kenya (Republic of) 6.875% 2024	2,250	1,980
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR15,150	891
United Mexican States Government, Series M20, 10.00% 2024	MXN27,500	2,013
Zambia (Republic of) 8.50% 2024	$4,000	3,191
Zambia (Republic of) 8.97% 2027[1,3]	1,790	1,425
		12,626
U.S. Treasury bonds & notes 0.55% U.S. Treasury 0.55%
U.S. Treasury 1.375% 2020[8]	10,000	9,874
Total U.S. Treasury bonds & notes		9,874
Asset-backed obligations 0.17%
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.602% 2023[1,2,3]	1,190	1,189
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.571% 2023[1,2,3]	425	423
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.762% 2023[1,2,3]	925	923
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.644% 2023[1,2,3]	450	448
		2,983
Total bonds, notes & other debt instruments (cost: $1,773,651,000)		1,534,867
Convertible bonds 0.36% Energy 0.01%
American Energy Utica, LLC, convertible notes, 3.50% 2021[1,5,6]	3,095	93
Miscellaneous 0.35%
Other convertible bonds in initial period of acquisition		6,374
Total convertible bonds (cost: $9,395,000)		6,467
American Funds Insurance Series — High-Income Bond Fund — Page 138 of 160

Convertible stocks 0.61% Industrials 0.22%	Shares	Value (000)
CEVA Group PLC, Series A-1, 3.622% convertible preferred[6,9]	4,788	$2,993
CEVA Group PLC, Series A-2, 2.622% convertible preferred[6,9]	2,212	995
		3,988
Financials 0.18%
Weyerhaeuser Co., Series A, 6.375% convertible preferred	64,000	3,218
Utilities 0.13%
Exelon Corp., convertible preferred, units	57,000	2,307
Miscellaneous 0.08%
Other convertible stocks in initial period of acquisition		1,518
Total convertible stocks (cost: $15,694,000)		11,031
Common stocks 1.27% Consumer discretionary 0.48%
Cooper-Standard Holdings Inc.[10]	110,446	8,570
Adelphia Recovery Trust, Series Arahova[6,10]	388,601	—
Adelphia Recovery Trust, Series ACC-1[10]	449,306	—
Five Star Travel Corp.[1,6,10]	7,285	—
		8,570
Industrials 0.14%
CEVA Group PLC[1,6,10]	5,622	2,530
Quad/Graphics, Inc., Class A	525	5
Atrium Corp.[1,6,10]	361	—
		2,535
Health care 0.09%
Rotech Healthcare Inc.[6,10]	201,793	1,515
Miscellaneous 0.56%
Other common stocks in initial period of acquisition		10,117
Total common stocks (cost: $39,812,000)		22,737
Short-term securities 10.09%	Principal amount (000)
Abbott Laboratories 0.14% due 1/12/2016[1]	$ 20,000	19,999
Chevron Corp. 0.18% due 1/27/2016[1]	19,600	19,595
Federal Home Loan Bank 0.11%–0.34% due 1/13/2016–2/10/2016	65,300	65,295
Freddie Mac 0.45% due 4/11/2016	27,800	27,780
General Electric Co. 0.15% due 1/4/2016	1,400	1,400
Intel Corp. 0.40% due 2/25/2016	7,000	6,996
John Deere Financial Ltd. 0.40% due 1/21/2016[1]	15,000	14,997
American Funds Insurance Series — High-Income Bond Fund — Page 139 of 160

Short-term securities	Principal amount (000)	Value (000)
Paccar Financial Corp. 0.18% due 1/27/2016	$15,100	$15,096
Regents of the University of California 0.16% due 1/12/2016	10,000	9,999
Total short-term securities (cost: $181,141,000)		181,157
Total investment securities 97.83% (cost: $2,019,693,000)		1,756,259
Other assets less liabilities 2.17%		38,973
Net assets 100.00%		$1,795,232
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $4,948,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Mexican pesos	1/8/2016	JPMorgan Chase	$485	MXN8,063	$18
Mexican pesos	1/8/2016	Citibank	$121	MXN2,000	4
South African rand	1/29/2016	Bank of America, N.A.	$864	ZAR13,200	15
					$37
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $31,519,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	1.2215%	5/8/2018	$4,500	$3
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.39	9/12/2025	MXN57,000	(9)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.52	9/12/2025	57,000	(43)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.5	9/12/2025	118,000	(77)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.435	9/15/2025	91,000	(32)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.485	9/16/2025	30,000	(17)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.495	9/17/2025	52,000	(32)
Pay	LCH	3-month USD-LIBOR	2.7575	5/22/2045	$750	(23)
Pay	LCH	3-month USD-LIBOR	2.883	6/22/2045	750	(44)
						$(274)
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $19,108,000.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (000)	Unrealized appreciation at 12/31/2015 (000)
NA HY Series 25	ICE	5.00%	12/20/2020	$85,000	$850	$144	$706
American Funds Insurance Series — High-Income Bond Fund — Page 140 of 160

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $823,972,000, which represented 45.90% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $77,311,000, which represented 4.31% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“, was $21,562,000, which represented 1.20% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,440,000, which represented .36% of the net assets of the fund.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[10]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.622% convertible preferred	5/2/2013	$4,855	$2,993.17%
CEVA Group PLC, Series A-2, 2.622% convertible preferred	3/10/2010-8/22/2014	2,214	995.05
Total private placement securities		$ 7,069	$ 3,988.22%

Key to abbreviations
LOC = Letter of Credit
CLO = Collateralized Loan Obligations
CME = CME Group Inc.
ICE = Intercontinental Exchange, Inc.
LCH = LCH.Clearnet
MXN = Mexican pesos
ZAR = South African rand
American Funds Insurance Series — High-Income Bond Fund — Page 141 of 160

Mortgage Fund
Investment portfolio
December 31, 2015
Bonds, notes & other debt instruments 95.66% Mortgage-backed obligations 60.95% Federal agency mortgage-backed obligations 54.60%	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2035[1]	$22,420	$23,375
Fannie Mae 5.00% 2036[1]	329	357
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.793% 2048[1,2,3]	174	174
Freddie Mac 5.00% 2034[1]	2,399	2,655
Government National Mortgage Assn. 3.75% 2034[1]	1,500	1,593
Government National Mortgage Assn. 3.75% 2038[1]	1,052	1,117
Government National Mortgage Assn. 3.75% 2039[1]	1,113	1,182
Government National Mortgage Assn. 4.00% 2039[1]	604	624
Government National Mortgage Assn. 6.00% 2039[1]	474	536
Government National Mortgage Assn. 4.00% 2040[1]	414	428
Government National Mortgage Assn. 5.50% 2040[1]	3,674	4,119
Government National Mortgage Assn. 4.50% 2041[1]	165	174
Government National Mortgage Assn. 5.00% 2041[1]	2,132	2,312
Government National Mortgage Assn. 5.00% 2041[1]	1,141	1,203
Government National Mortgage Assn. 6.50% 2041[1]	1,394	1,572
Government National Mortgage Assn. 3.50% 2042[1]	1,013	1,035
Government National Mortgage Assn. 3.50% 2042[1]	592	600
Government National Mortgage Assn. 3.50% 2042[1]	416	434
Government National Mortgage Assn. 4.00% 2042[1]	135	139
Government National Mortgage Assn. 3.50% 2043[1]	2,701	2,824
Government National Mortgage Assn. 3.50% 2043[1]	2,669	2,803
Government National Mortgage Assn. 3.50% 2043[1]	2,039	2,141
Government National Mortgage Assn. 3.50% 2043[1]	1,942	2,030
Government National Mortgage Assn. 3.50% 2043[1]	1,472	1,536
Government National Mortgage Assn. 3.50% 2043[1]	548	556
Government National Mortgage Assn. 3.50% 2043[1]	227	237
Government National Mortgage Assn. 3.75% 2044[1]	1,428	1,515
Government National Mortgage Assn. 4.25% 2044[1]	2,236	2,417
Government National Mortgage Assn. 4.00% 2045[1]	42,497	45,254
Government National Mortgage Assn. 4.50% 2045[1]	10,141	10,918
Government National Mortgage Assn. 4.50% 2045[1]	1,950	2,099
Government National Mortgage Assn. 4.00% 2046[1,4]	58,467	62,078
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,258	5,459
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,247	1,317
		186,813
Commercial mortgage-backed securities 4.53%
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038[1]	808	826
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.722% 2040[1,3]	572	599
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[1]	1,100	1,092
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	757	775
Commercial Mortgage Trust, Series 2015-CR-27, Class ASB, 3.404% 2048[1]	900	909
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.131% 2027[1,2,3]	1,250	1,242
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.045% 2031[1,2,3]	753	745
American Funds Insurance Series — Mortgage Fund — Page 142 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Corp. II, Series 2015-GC-34, Class AAB, 3.278% 2048[1]	$750	$753
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[1,2]	795	793
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	855	865
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class ASB, 3.358% 2048[1]	1,200	1,212
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[1]	392	400
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[1]	1,100	1,100
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[1]	655	666
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	769	784
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.762% 2043[1,3]	872	879
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1,3]	125	127
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-1, Class ASB, 2.934% 2048[1]	1,000	993
Wells Fargo Commercial Mortgage Trust, Series 2015-C-31, Class ASB, 3.487% 2048[1]	750	760
		15,520
Federal agency bonds & notes 1.82%
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,3]	4,722	4,916
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,3]	1,250	1,301
		6,217
Total mortgage-backed obligations		208,550
U.S. Treasury bonds & notes 13.01% U.S. Treasury inflation-protected securities 10.78%
U.S. Treasury Inflation-Protected Security 0.125% 2016[5]	2,694	2,683
U.S. Treasury Inflation-Protected Security 0.125% 2020[5]	2,539	2,509
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	1,002	952
U.S. Treasury Inflation-Protected Security 0.375% 2025[5,6]	10,230	9,910
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	3,785	4,307
U.S. Treasury Inflation-Protected Security 0.75% 2042[5]	363	320
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	9,669	9,852
U.S. Treasury Inflation-Protected Security 0.75% 2045[5]	7,281	6,358
		36,891
U.S. Treasury 2.23%
U.S. Treasury 1.625% 2020[6]	600	597
U.S. Treasury 1.875% 2022	1,500	1,481
U.S. Treasury 2.875% 2045	1,600	1,556
U.S. Treasury 3.00% 2045	4,000	3,992
		7,626
Total U.S. Treasury bonds & notes		44,517
Asset-backed obligations 11.77%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[1]	856	855
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.66% 2018[1]	2,000	2,000
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class C, 1.69% 2018[1]	382	383
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class B, 2.08% 2020[1]	975	963
Ares CLO Ltd., Series 2012-2-A, Class AR, CLO, 1.611% 2023[1,2,3]	2,000	1,993
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,2,7]	309	306
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.602% 2023[1,2,3]	1,700	1,698
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.574% 2019[1,2,3]	717	703
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.012% 2020[1,2,3,7]	2,000	1,998
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[1,2]	932	929
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.60% 2022[1,2]	380	380
American Funds Insurance Series — Mortgage Fund — Page 143 of 160

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,2]	$1,101	$1,098
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[1,2]	1,280	1,279
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[1,2]	732	731
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.571% 2023[1,2,3]	1,000	995
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,2]	6,379	6,327
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.762% 2023[1,2,3]	1,690	1,685
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.644% 2023[1,2,3]	2,500	2,491
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[1,2]	209	207
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.604% 2023[1,2,3]	1,834	1,818
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.605% 2025[1,2,3]	2,200	2,165
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[1,2]	1,219	1,217
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[1]	1,542	1,549
Santander Drive Auto Receivables Trust, Series 2015-5, Class A-2-A, 1.12% 2018[1]	730	727
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[1]	1,017	1,017
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	2,084	2,084
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2018[1]	265	266
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[1]	900	903
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[1]	1,500	1,494
		40,261
Federal agency bonds & notes 9.93%
Fannie Mae 1.75% 2019	1,750	1,756
Fannie Mae 1.50% 2020	5,000	4,905
Freddie Mac 2.375% 2022	19,800	20,086
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,227
		33,974
Total bonds, notes & other debt instruments (cost: $327,154,000)		327,302
Short-term securities 35.32%
Apple Inc. 0.16% due 1/15/2016[2]	4,900	4,899
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.33% due 1/13/2016	3,400	3,399
Emerson Electric Co. 0.43% due 1/22/2016[2]	9,100	9,098
ExxonMobil Corp. 0.17% due 1/19/2016	8,000	7,999
Fannie Mae 0.10%–0.20% due 1/5/2016–2/2/2016	4,905	4,905
Federal Farm Credit Banks 0.17% due 1/8/2016	5,000	5,000
Federal Home Loan Bank 0.13%–0.31% due 1/6/2016–3/7/2016	28,250	28,246
Freddie Mac 0.15% due 3/7/2016	9,800	9,797
General Electric Co. 0.15% due 1/4/2016	7,900	7,900
Intel Corp. 0.40% due 2/25/2016	8,000	7,995
International Bank for Reconstruction and Development 0.18% due 1/20/2016	5,000	5,000
John Deere Capital Corp. 0.32% due 1/14/2016[2]	3,800	3,800
Johnson & Johnson 0.30% due 1/5/2016[2]	4,000	4,000
Paccar Financial Corp. 0.40% due 2/16/2016	5,400	5,397
Parker-Hannifin Corp. 0.39% due 1/25/2016[2]	8,000	7,998
USAA Capital Corp. 0.25% due 1/6/2016	5,400	5,400
Total short-term securities (cost: $120,831,000)		120,833
Total investment securities 130.98% (cost: $447,985,000)		448,135
Other assets less liabilities (30.98)%		(106,005)
Net assets 100.00%		$342,130
American Funds Insurance Series — Mortgage Fund — Page 144 of 160

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $429,273,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$54,500	$378
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	35,500	244
Pay	LCH	3-month USD-LIBOR	1.039	11/26/2017	800	1
Receive	LCH	3-month USD-LIBOR	1.1005	12/22/2017	49,000	(57)
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	15,000	156
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	5,000	6
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	3,800	39
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	8,500	67
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	8,000	88
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	8,000	81
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	15,000	111
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	15,000	208
Receive	LCH	3-month USD-LIBOR	1.675	10/30/2019	67,500	321
Receive	LCH	3-month USD-LIBOR	1.6625	12/18/2019	3,500	12
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	8,000	19
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	6,000	40
Receive	LCH	3-month USD-LIBOR	1.525	4/27/2020	5,000	(21)
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	9,000	73
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	8,000	69
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	8,000	73
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	1,000	10
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	2,000	9
Pay	LCH	3-month USD-LIBOR	1.5526	11/9/2020	1,000	7
Receive	LCH	3-month USD-LIBOR	1.68	12/22/2020	18,000	(34)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	2,000	(5)
Receive	LCH	3-month USD-LIBOR	2.898	9/23/2023	5,000	322
Receive	LCH	3-month USD-LIBOR	1.9865	10/26/2025	5,500	(90)
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	2,000	9
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	10,000	24
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	3,500	(540)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	2,000	(254)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	2,000	(267)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(392)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	2,000	46
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	3,200	109
Pay	LCH	3-month USD-LIBOR	2.625	6/2/2045	1,000	(2)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	2,500	55
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	1,500	30
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	4,000	74
Receive	LCH	3-month USD-LIBOR	2.55376	11/9/2045	300	(4)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	3,560	69
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	2,000	58
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	2,250	13
						$1,155
American Funds Insurance Series — Mortgage Fund — Page 145 of 160

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $60,769,000, which represented 17.76% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Purchased on a TBA basis.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,564,000, which represented 1.33% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,304,000, which represented .67% of the net assets of the fund.

Key to abbreviations
CLO = Collateralized Loan Obligations
LCH = LCH.Clearnet
TBA = To-be-announced
American Funds Insurance Series — Mortgage Fund — Page 146 of 160

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
December 31, 2015
Bonds, notes & other debt instruments 96.47% U.S. Treasury bonds & notes 39.66% U.S. Treasury 20.12%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2019[1]	$66,500	$66,760
U.S. Treasury 1.625% 2019	15,300	15,307
U.S. Treasury 3.625% 2019	56,500	60,696
U.S. Treasury 1.25% 2020	7,200	7,085
U.S. Treasury 1.375% 2020	64,010	62,903
U.S. Treasury 1.50% 2020	13,000	12,896
U.S. Treasury 1.625% 2020	30,000	29,831
U.S. Treasury 2.25% 2021	76,800	78,384
U.S. Treasury 3.625% 2021	3,800	4,132
U.S. Treasury 1.625% 2022	32,698	31,778
U.S. Treasury 1.875% 2022	21,700	21,431
U.S. Treasury 2.00% 2022	40,000	39,793
U.S. Treasury 2.00% 2025	31,400	30,617
U.S. Treasury 2.25% 2025	15,000	14,971
U.S. Treasury 6.25% 2030	2,980	4,322
U.S. Treasury 3.125% 2043	1,425	1,462
U.S. Treasury 3.625% 2043	15,850	17,870
U.S. Treasury 2.875% 2045	30,000	29,166
U.S. Treasury 3.00% 2045	87,000	86,821
		616,225
U.S. Treasury inflation-protected securities 19.54%
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	16,163	16,099
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	108,977	107,677
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	4,447	4,315
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	4,348	4,172
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	3,792	3,708
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	49,082	46,660
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	39,514	37,737
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	172,205	166,814
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	52,364	59,583
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	989	871
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	79,300	80,797
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	79,915	69,785
		598,218
Total U.S. Treasury bonds & notes		1,214,443
Mortgage-backed obligations 30.85% Federal agency mortgage-backed obligations 30.85%
Fannie Mae 3.292% 2017[3]	1,405	1,449
Fannie Mae 6.50% 2028[3]	306	348
Fannie Mae 3.00% 2035[3]	15,596	15,927
Fannie Mae 3.00% 2035[3]	7,483	7,641
Fannie Mae 3.50% 2035[3]	10,961	11,428
Fannie Mae 6.50% 2037[3]	98	108
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 147 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.00% 2037[3]	$148	$164
Fannie Mae 7.00% 2037[3]	55	61
Fannie Mae 6.00% 2038[3]	95	107
Fannie Mae 4.00% 2041[3]	2,308	2,472
Fannie Mae 4.50% 2041[3]	2,115	2,290
Fannie Mae 5.00% 2041[3]	1,316	1,480
Fannie Mae 5.00% 2041[3]	943	1,060
Fannie Mae 5.00% 2041[3]	690	775
Fannie Mae 5.00% 2041[3]	456	513
Fannie Mae 4.00% 2042[3]	1,631	1,746
Fannie Mae 4.00% 2042[3]	420	450
Fannie Mae 4.00% 2043[3]	3,510	3,766
Fannie Mae 4.00% 2044[3]	702	752
Fannie Mae 3.50% 2046[3,4]	43,000	44,353
Fannie Mae 4.00% 2046[3,4]	175,000	184,806
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	2,350	2,374
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	2,000	2,077
Fannie Mae, Series 2014-M1, multifamily 3.311% 2023[3,5]	2,050	2,122
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.475% 2024[3,5]	3,825	3,995
Fannie Mae, Series 2001-4, Class GA, 9.393% 2025[3,5]	2	3
Fannie Mae, Series 2001-4, Class NA, 9.736% 2025[3,5]	7	7
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	254	227
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[3]	106	125
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.793% 2048[3,5,6]	87	87
Freddie Mac 5.50% 2024[3]	1,049	1,128
Freddie Mac 6.00% 2026[3]	229	258
Freddie Mac 3.50% 2034[3]	5,196	5,423
Freddie Mac 3.00% 2035[3]	10,726	10,955
Freddie Mac 3.50% 2035[3]	15,291	15,961
Freddie Mac 3.50% 2035[3]	8,047	8,399
Freddie Mac 2.560% 2036[3,5]	520	552
Freddie Mac 5.00% 2040[3]	1,846	2,028
Freddie Mac 5.00% 2041[3]	3,085	3,444
Freddie Mac 4.00% 2043[3]	1,227	1,307
Freddie Mac 4.00% 2043[3]	662	705
Freddie Mac 4.00% 2043[3]	653	696
Freddie Mac 4.00% 2043[3]	500	534
Freddie Mac 4.00% 2044[3]	535	572
Freddie Mac, Series KGRP, Class A, multifamily 0.802% 2020[3,5]	5,157	5,178
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	1,181	1,208
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	873	897
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	3,710	3,654
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	1,359	1,396
Freddie Mac, Series 1567, Class A, 0.731% 2023[3,5]	76	76
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	1,735	1,742
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3]	400	418
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[3]	1,700	1,741
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	447	400
Government National Mortgage Assn. 3.75% 2034[3]	1,425	1,514
Government National Mortgage Assn. 5.50% 2038[3]	738	822
Government National Mortgage Assn. 5.50% 2038[3]	242	270
Government National Mortgage Assn. 5.50% 2038[3]	178	199
Government National Mortgage Assn. 5.50% 2038[3]	150	167
Government National Mortgage Assn. 6.00% 2038[3]	483	551
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 148 of 160

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 6.50% 2038[3]	$782	$895
Government National Mortgage Assn. 6.50% 2038[3]	223	255
Government National Mortgage Assn. 5.00% 2039[3]	1,375	1,521
Government National Mortgage Assn. 6.00% 2039[3]	474	536
Government National Mortgage Assn. 4.50% 2040[3]	948	1,033
Government National Mortgage Assn. 5.50% 2040[3]	13,493	15,126
Government National Mortgage Assn. 4.50% 2041[3]	2,427	2,617
Government National Mortgage Assn. 5.00% 2041[3]	4,790	5,196
Government National Mortgage Assn. 3.00% 2042[3]	89	90
Government National Mortgage Assn. 3.50% 2043[3]	3,207	3,352
Government National Mortgage Assn. 4.00% 2045[3]	146,307	155,623
Government National Mortgage Assn. 4.00% 2045[3]	124,610	132,694
Government National Mortgage Assn. 4.50% 2045[3]	43,253	46,567
Government National Mortgage Assn. 4.50% 2045[3]	41,492	44,652
Government National Mortgage Assn. 4.50% 2045[3]	36,419	39,189
Government National Mortgage Assn. 4.50% 2045[3]	11,474	12,333
Government National Mortgage Assn. 4.50% 2045[3]	8,087	8,714
Government National Mortgage Assn. 4.50% 2045[3]	7,409	7,985
Government National Mortgage Assn. 4.50% 2045[3]	3,816	4,108
Government National Mortgage Assn. 4.50% 2045[3]	1,421	1,530
Government National Mortgage Assn. 4.50% 2045[3]	199	214
Government National Mortgage Assn. 4.50% 2045[3]	1	1
Government National Mortgage Assn. 4.00% 2046[3,4]	29,225	31,030
Government National Mortgage Assn. 6.172% 2058[3]	28	29
Government National Mortgage Assn. 6.22% 2058[3]	160	166
Government National Mortgage Assn. 4.677% 2065[3]	2,073	2,174
Government National Mortgage Assn., Series 2003, 6.116% 2058[3]	264	275
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[3]	6,683	6,876
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.424% 2060[3,5]	19,890	21,261
National Credit Union Administration, Series 2010-R2, Class 1A, 0.646% 2017[3,5]	278	278
National Credit Union Administration, Series 2011-R3, Class 1A, 0.595% 2020[3,5]	689	691
National Credit Union Administration, Series 2011-R2, Class 1A, 0.669% 2020[3,5]	179	179
National Credit Union Administration, Series 2011-R1, Class 1A, 0.719% 2020[3,5]	436	437
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	16,555	17,164
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	14,075	14,870
Total mortgage-backed obligations		944,569
Federal agency bonds & notes 25.96%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	889	894
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,215	1,221
Fannie Mae 5.00% 2017	2,655	2,774
Fannie Mae 1.75% 2019	16,000	16,056
Fannie Mae 1.50% 2020	94,500	93,269
Fannie Mae 2.625% 2024	10,955	11,080
Fannie Mae 7.125% 2030	4,000	5,851
Federal Farm Credit Banks 0.401% 2017[5]	6,300	6,300
Federal Farm Credit Banks 0.477% 2017[5]	7,321	7,317
Federal Farm Credit Banks 0.60% 2017	41,774	41,601
Federal Home Loan Bank 0.625% 2016	4,575	4,561
Federal Home Loan Bank 1.75% 2018	38,000	38,415
Federal Home Loan Bank 3.375% 2023	16,715	17,977
Federal Home Loan Bank 2.875% 2024	8,500	8,750
Federal Home Loan Bank 5.50% 2036	600	782
Freddie Mac 1.00% 2017	1,225	1,225
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 149 of 160

Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac 1.00% 2017	$500	$499
Freddie Mac 1.25% 2019	18,730	18,465
Freddie Mac 3.75% 2019	12,750	13,668
Freddie Mac 2.375% 2022	112,000	113,619
Private Export Funding Corp. 1.45% 2019	17,500	17,347
Private Export Funding Corp. 2.25% 2020	5,000	5,083
Private Export Funding Corp. 3.55% 2024	6,340	6,823
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[3]	2	2
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	92	99
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	49	52
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	163	177
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	427	455
Tennessee Valley Authority 1.875% 2022	10,150	9,890
Tennessee Valley Authority 4.65% 2035	2,330	2,618
Tennessee Valley Authority 5.88% 2036	1,750	2,270
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	35,825
Tennessee Valley Authority, Series B, 3.50% 2042	2,360	2,189
Tennessee Valley Authority, Series A, 4.625% 2060	250	261
TVA Southaven 3.846% 2033[3]	1,604	1,666
U.S. Department of Housing and Urban Development, Series 2015-A-2, 0.83% 2016	7,000	6,983
U.S. Department of Housing and Urban Development, Series 2015-A-3, 0.93% 2017	8,000	7,945
U.S. Department of Housing and Urban Development, Series 2015-A-4, 1.33% 2018	10,000	9,927
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,396
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	4,957
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	7,933
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	1,993
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	2,990
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,499
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,485
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	15,250
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,073
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,476
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,314
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,312
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,143
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,708
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	644
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,886
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	90,848
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,662
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	43,669
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	4,147	5,202
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,455
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	939	965
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	1,054	1,116
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	862	909
		794,821
Total bonds, notes & other debt instruments (cost: $2,959,303,000)		2,953,833
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 150 of 160

Short-term securities 7.45%	Principal amount (000)	Value (000)
Abbott Laboratories 0.20%–0.23% due 1/26/2016–2/9/2016[6]	$34,200	$34,192
Apple Inc. 0.16% due 1/15/2016[6]	18,200	18,198
Caterpillar Financial Services Corp. 0.22% due 2/17/2016	40,000	39,980
ExxonMobil Corp. 0.42% due 2/1/2016	26,400	26,392
Federal Farm Credit Banks 0.29% due 5/3/2016	10,300	10,288
Federal Home Loan Bank 0.23%–0.24% due 2/19/2016–3/2/2016	24,000	23,995
Honeywell International Inc. 0.28% due 2/22/2016[6]	50,000	49,971
Regents of the University of California 0.23% due 2/17/2016	25,000	24,993
Total short-term securities (cost: $228,025,000)		228,009
Total investment securities 103.92% (cost: $3,187,328,000)		3,181,842
Other assets less liabilities (3.92)%		(119,956)
Net assets 100.00%		$3,061,886
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $6,226,331,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$432,250	$2,996
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	282,750	1,945
Receive	LCH	3-month USD-LIBOR	0.88144	11/9/2017	348,000	(1,482)
Receive	LCH	3-month USD-LIBOR	0.979	11/12/2017	227,000	(577)
Receive	LCH	3-month USD-LIBOR	0.947	11/17/2017	98,000	(312)
Pay	LCH	3-month USD-LIBOR	0.9675	12/3/2017	286,000	901
Pay	LCH	3-month USD-LIBOR	1.042	12/14/2017	245,000	490
Receive	LCH	3-month USD-LIBOR	1.0455	12/18/2017	140,000	(288)
Receive	LCH	3-month USD-LIBOR	1.101	12/22/2017	261,000	(300)
Pay	LCH	3-month USD-LIBOR	1.11	12/24/2017	122,000	131
Receive	LCH	3-month USD-LIBOR	1.2375	7/16/2018	50,000	(79)
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	175,000	1,818
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	175,000	1,825
Receive	LCH	3-month USD-LIBOR	1.2925	12/10/2018	98,000	(278)
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	100,000	998
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	86,600	881
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	34,700	348
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	64,000	705
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	64,000	647
Receive	LCH	3-month USD-LIBOR	1.7725	8/11/2019	133,000	1,210
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	127,000	1,158
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	52,000	722
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	48,000	376
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	52,000	125
Receive	LCH	3-month USD-LIBOR	1.45	2/2/2020	360,000	(2,041)
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	80,000	192
Receive	LCH	3-month USD-LIBOR	1.672	2/26/2020	43,000	124
Receive	LCH	3-month USD-LIBOR	1.663	5/6/2020	57,000	85
Pay	LCH	3-month USD-LIBOR	1.5875	9/2/2020	50,000	195
Receive	LCH	3-month USD-LIBOR	1.611	11/17/2020	50,000	(213)
Pay	LCH	3-month USD-LIBOR	1.594	11/25/2020	50,000	262
Receive	LCH	3-month USD-LIBOR	1.569	12/2/2020	79,000	(517)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 151 of 160

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	1.52%	12/3/2020	$8,000	$71
Pay	LCH	3-month USD-LIBOR	1.61	12/7/2020	117,000	552
Receive	LCH	3-month USD-LIBOR	1.587	12/11/2020	210,000	(1,254)
Receive	LCH	3-month USD-LIBOR	1.6395	12/14/2020	65,000	(229)
Receive	LCH	3-month USD-LIBOR	1.6795	12/22/2020	99,000	(188)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	94,000	65
Pay	LCH	3-month USD-LIBOR	1.727	1/5/2021	42,000	—
Pay	LCH	3-month USD-LIBOR	1.75918	4/29/2022	58,000	400
Receive	LCH	3-month USD-LIBOR	1.9345	5/6/2022	20,000	72
Receive	LCH	3-month USD-LIBOR	2.138	6/22/2022	25,000	379
Receive	LCH	3-month USD-LIBOR	2.0785	6/23/2022	45,000	514
Pay	LCH	3-month USD-LIBOR	1.9605	8/5/2022	36,000	(131)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	280,000	1,546
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	280,000	1,291
Receive	LCH	3-month USD-LIBOR	1.79	9/28/2022	38,000	(321)
Receive	LCH	3-month USD-LIBOR	1.705	10/5/2022	50,000	(701)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	21,000	(50)
Receive	LCH	3-month USD-LIBOR	1.847	11/27/2022	44,000	(251)
Receive	LCH	3-month USD-LIBOR	1.8115	12/4/2022	29,000	(238)
Receive	LCH	3-month USD-LIBOR	1.9225	12/18/2022	36,000	(45)
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(799)
Pay	LCH	3-month USD-LIBOR	2.2245	9/14/2025	45,000	(262)
Pay	LCH	3-month USD-LIBOR	2.193	9/23/2025	27,500	(74)
Pay	LCH	3-month USD-LIBOR	2.198	9/23/2025	27,500	(87)
Pay	LCH	3-month USD-LIBOR	1.905	10/6/2025	55,000	1,288
Receive	LCH	3-month USD-LIBOR	1.9545	10/19/2025	33,000	(631)
Receive	LCH	3-month USD-LIBOR	1.9865	10/26/2025	42,000	(685)
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	61,000	270
Pay	LCH	3-month USD-LIBOR	2.2395	11/12/2025	2,000	(13)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	32,000	176
Pay	LCH	3-month USD-LIBOR	2.151	12/22/2025	51,000	129
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	62,000	(861)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	62,000	(1,034)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	45,000	(6,947)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	16,000	(2,029)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	16,000	(2,132)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	12,000	(234)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	11,000	253
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	2,000	51
Pay	LCH	3-month USD-LIBOR	2.343	3/25/2045	2,000	117
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	60,000	(1,129)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	36,000	789
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	24,000	479
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	10,000	185
Pay	LCH	3-month USD-LIBOR	2.5375	11/3/2045	18,400	318
Pay	LCH	3-month USD-LIBOR	2.6445	11/10/2045	11,500	(70)
Pay	LCH	3-month USD-LIBOR	2.7025	11/12/2045	9,000	(169)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	258
Pay	LCH	3-month USD-LIBOR	2.5295	12/2/2045	18,000	343
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	9,000	52
Pay	LCH	3-month USD-LIBOR	2.5885	12/23/2045	22,500	147
						$1,228
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 152 of 160

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $46,035,000, which represented 1.50% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $102,448,000, which represented 3.35% of the net assets of the fund.

Key to abbreviations
LCH = LCH.Clearnet
TBA = To-be-announced
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 153 of 160

Cash Management Fund
Investment portfolio
December 31, 2015
Short-term securities 98.51% Federal agency discount notes 49.96%	Principal amount (000)	Value (000)
Federal Farm Credit Banks 0.28% due 1/21/2016	$10,800	$10,799
Federal Home Loan Bank 0.12%–0.31% due 1/14/2016–3/21/2016	83,400	83,386
Freddie Mac 0.14%–0.46% due 1/12/2016–4/14/2016	87,400	87,372
		181,557
Commercial paper 24.48%
Apple Inc. 0.20% due 1/19/2016[1]	11,100	11,098
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.38% due 1/4/2016	4,000	4,000
Caisse d’Amortissement de la Dette Sociale 0.23% due 1/4/2016[1]	9,700	9,700
ExxonMobil Corp. 0.27% due 1/19/2016	8,900	8,898
General Electric Co. 0.15% due 1/4/2016	10,500	10,500
Mitsubishi UFJ Trust and Banking Corp. 0.28% due 1/12/2016[1]	7,900	7,899
Private Export Funding Corp. 0.40% due 1/27/2016[1]	4,900	4,898
Province of Ontario 0.39% due 1/20/2016	2,100	2,099
Québec (Province of) 0.40% due 1/20/2016[1]	11,700	11,698
Scotiabank Inc. 0.22% due 1/4/2016[1]	11,000	11,000
Sumitomo Mitsui Banking Corp. 0.48% due 2/23/2016[1]	7,200	7,195
		88,985
U.S. Treasury 24.07%
U.S. Treasury Bills 0.05%–0.21% due 1/7/2016–4/21/2016	87,500	87,488
Total short-term securities (cost: $358,005,000)		358,030
Bonds, notes & other debt instruments 1.38% U.S. Treasury bonds & notes 1.38%
U.S. Treasury 0.313% 2016[2]	5,000	4,999
Total bonds, notes & other debt instruments (cost: $4,998,000)		4,999
Total investment securities 99.89% (cost: $363,003,000)		363,029
Other assets less liabilities 0.11%		407
Net assets 100.00%		$363,436
[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $63,489,000, which represented 17.47% of the net assets of the fund.
[2]	Coupon rate may change periodically.
American Funds Insurance Series — Cash Management Fund — Page 154 of 160

Managed Risk Growth Fund
Investment portfolio
December 31, 2015
Growth funds 92.95%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,992,870	$135,555
Total growth funds (cost: $147,876,000)		135,555
Short-term securities 5.13%
Government Cash Management Fund	7,479,237	7,479
Total short-term securities (cost: $7,479,000)		7,479
Total investment securities 98.08% (cost: $155,355,000)		143,034
Other assets less liabilities 1.92%		2,798
Net assets 100.00%		$145,832
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $33,032,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2015 (000)
S&P 500 E-mini Index Contracts	CME	Short	361	March 2016	$36,701	$(38)
Russell 2000 Mini Index Contracts	ICE	Short	60	March 2016	6,807	18
S&P Mid 400 E-mini Index Contracts	CME	Short	17	March 2016	2,372	3
British Pound Currency Contracts	CME	Short	16	March 2016	1,505	31
Euro Currency Contracts	CME	Short	10	March 2016	1,364	3
FTSE 100 Index Contracts	LIFFE	Short	15	March 2016	1,321	(47)
Euro Stoxx 50 Index Contracts	EUREX	Short	33	March 2016	1,159	(12)
Nikkei 225 Index Contracts	OSE	Short	5	March 2016	798	17
Japanese Yen Currency Contracts	CME	Short	7	March 2016	715	(14)
Mini MSCI Emerging Market Index Contracts	ICE	Short	18	March 2016	704	(4)
						$(43)

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk Growth Fund — Page 155 of 160

Managed Risk International Fund
Investment portfolio
December 31, 2015
Growth funds 91.75%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,220,151	$76,300
Total growth funds (cost: $86,949,000)		76,300
Short-term securities 5.16%
Government Cash Management Fund	4,290,125	4,290
Total short-term securities (cost: $4,290,000)		4,290
Total investment securities 96.91% (cost: $91,239,000)		80,590
Other assets less liabilities 3.09%		2,570
Net assets 100.00%		$83,160
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $28,989,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Euro Currency Contracts	CME	Short	77	March 2016	$10,515	$38
Mini MSCI Emerging Market Index Contracts	ICE	Short	269	March 2016	10,502	(90)
Euro Stoxx 50 Index Contracts	EUREX	Short	281	March 2016	9,867	(105)
Nikkei 225 Index Contracts	OSE	Short	26	March 2016	4,156	93
British Pound Currency Contracts	CME	Short	40	March 2016	3,764	80
Japanese Yen Currency Contracts	CME	Short	36	March 2016	3,688	(62)
FTSE 100 Index Contracts	LIFFE	Short	40	March 2016	3,520	(128)
Russell 2000 Mini Index Contracts	ICE	Short	12	March 2016	1,366	8
S&P 500 E-mini Index Contracts	CME	Short	5	March 2016	509	—*
						$(166)
*	Amount less than one thousand.

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk International Fund — Page 156 of 160

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
December 31, 2015
Growth-and-income funds 93.15%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	10,142,310	$127,996
Total growth-and-income funds (cost: $143,247,000)		127,996
Short-term securities 4.43%
Government Cash Management Fund	6,076,888	6,077
Total short-term securities (cost: $6,077,000)		6,077
Total investment securities 97.58% (cost: $149,324,000)		134,073
Other assets less liabilities 2.42%		3,332
Net assets 100.00%		$137,405
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $36,646,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2015 (000)
S&P 500 E-mini Index Contracts	CME	Short	503	March 2016	$51,149	$(41)
Euro Currency Contracts	CME	Short	10	March 2016	1,360	(1)
Euro Stoxx 50 Index Contracts	EUREX	Short	36	March 2016	1,265	(13)
FTSE 100 Index Contracts	LIFFE	Short	13	March 2016	1,144	(42)
British Pound Currency Contracts	CME	Short	12	March 2016	1,128	23
Russell 2000 Mini Index Contracts	ICE	Short	7	March 2016	797	5
Mini MSCI Emerging Market Index Contracts	ICE	Short	8	March 2016	312	(2)
						$(71)

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 157 of 160

Managed Risk Growth-Income Fund
Investment portfolio
December 31, 2015
Growth-and-income funds 93.38%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	2,523,169	$114,552
Total growth-and-income funds (cost: $127,162,000)		114,552
Short-term securities 4.71%
Government Cash Management Fund	5,778,462	5,778
Total short-term securities (cost: $5,778,000)		5,778
Total investment securities 98.09% (cost: $132,940,000)		120,330
Other assets less liabilities 1.91%		2,339
Net assets 100.00%		$122,669
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $26,372,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2015 (000)
S&P 500 E-mini Index Contracts	CME	Short	339	March 2016	$34,396	$(104)
Russell 2000 Mini Index Contracts	ICE	Short	20	March 2016	2,263	—*
Euro Currency Contracts	CME	Short	13	March 2016	1,776	7
Euro Stoxx 50 Index Contracts	EUREX	Short	43	March 2016	1,510	(17)
S&P Mid 400 E-mini Index Contracts	CME	Short	9	March 2016	1,258	4
British Pound Currency Contracts	CME	Short	11	March 2016	1,037	24
FTSE 100 Index Contracts	LIFFE	Short	11	March 2016	967	(36)
Japanese Yen Currency Contracts	CME	Short	4	March 2016	411	(6)
Mini MSCI Emerging Market Index Contracts	ICE	Short	9	March 2016	351	(3)
Nikkei 225 Index Contracts	OSE	Short	2	March 2016	317	5
						$(126)
*	Amount less than one thousand.

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 158 of 160

Managed Risk Asset Allocation Fund
Investment portfolio
December 31, 2015
Asset allocation funds 93.55%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	120,910,667	$2,493,178
Total asset allocation funds (cost: $2,630,946,000)		2,493,178
Short-term securities 5.93%
Government Cash Management Fund	157,858,165	157,858
Total short-term securities (cost: $157,858,000)		157,858
Total investment securities 99.48% (cost: $2,788,804,000)		2,651,036
Other assets less liabilities 0.52%		13,983
Net assets 100.00%		$2,665,019
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $240,350,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2015 (000)
S&P 500 E-mini Index Contracts	CME	Short	1,675	March 2016	$169,120	$(1,344)
Russell 2000 Mini Index Contracts	ICE	Short	107	March 2016	11,985	(122)
Euro Stoxx 50 Index Contracts	EUREX	Short	217	March 2016	7,594	(108)
Euro Currency Contracts	CME	Short	44	March 2016	6,036	48
Mini MSCI Emerging Market Index Contracts	ICE	Short	143	March 2016	5,648	17
S&P Mid 400 E-mini Index Contracts	CME	Short	14	March 2016	1,935	(16)
Nikkei 225 Index Contracts	OSE	Short	10	March 2016	1,585	22
Japanese Yen Currency Contracts	CME	Short	10	March 2016	1,032	(9)
FTSE 100 Index Contracts	LIFFE	Short	8	March 2016	706	(23)
British Pound Currency Contracts	CME	Short	6	March 2016	562	9
						$(1,526)

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 159 of 160

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
INGEFPX-998-0216O-S49182	American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 160 of 160

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the investment portfolios (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund (seventeen of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2015, and the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and investment portfolios (hereafter referred to as "financial statements") are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California

February 5, 2016

Global Growth Fund

Summary investment portfolio December 31, 2015

Common stocks 95.56%	Shares	Value (000)
Information technology 21.22%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	24,065,000	$103,842
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	710,000	16,153
ASML Holding NV1	680,897	60,679
ASML Holding NV (New York registered)	647,176	57,450
Microsoft Corp.	1,790,000	99,309
Visa Inc., Class A	1,053,200	81,676
Nintendo Co., Ltd.[1]	561,000	77,228
Alcatel-Lucent[1,2]	18,213,536	72,076
Alphabet Inc., Class A2	67,700	52,671
Alphabet Inc., Class C2	19,052	14,458
Alibaba Group Holding Ltd. (ADR)[2]	781,050	63,476
AAC Technologies Holdings Inc.[1]	8,132,040	52,869
Murata Manufacturing Co., Ltd.[1]	366,500	52,603
Avago Technologies Ltd.	350,200	50,832
Naver Corp.[1]	85,222	47,461
LinkedIn Corp., Class A2	173,800	39,119
Cognizant Technology Solutions Corp., Class A2	620,000	37,212
Tencent Holdings Ltd.[1]	1,800,000	35,114
ASM Pacific Technology Ltd.[1]	4,443,800	34,766
Other securities		125,146
		1,174,140

Consumer discretionary 19.92%
Amazon.com, Inc.[2]	446,900	302,055
Home Depot, Inc.	1,161,000	153,542
Priceline Group Inc.[2]	92,000	117,295
Industria de Diseño Textil, SA1	1,570,000	53,877
Woolworths Holdings Ltd.[1]	6,662,000	43,050
ASOS PLC[1,2]	802,304	40,536
McDonald’s Corp.	293,000	34,615
Other securities		357,307
		1,102,277

Health care 19.33%
Novo Nordisk A/S, Class B1	4,491,000	258,144
Vertex Pharmaceuticals Inc.[2]	1,419,000	178,553
Regeneron Pharmaceuticals, Inc.[2]	311,400	169,050
UnitedHealth Group Inc.	605,000	71,172
Express Scripts Holding Co.[2]	770,000	67,306
Bristol-Myers Squibb Co.	865,600	59,544
Bayer AG1	349,300	43,824
Novartis AG1	440,000	37,610
Sartorius AG, non-registered shares, nonvoting preferred[1]	143,000	37,336
Merck & Co., Inc.	664,000	35,072
Other securities		112,083
		1,069,694

Financials 12.67%
AIA Group Ltd.[1]	15,387,900	91,674
JPMorgan Chase & Co.	1,065,000	70,322
ORIX Corp.[1]	4,990,000	70,001
Moody’s Corp.	569,000	57,093
Indiabulls Housing Finance Ltd.[1]	3,523,000	39,004
Tokio Marine Holdings, Inc.[1]	972,600	37,475
ICICI Bank Ltd.[1]	8,925,000	35,012
Other securities		300,733
		701,314

American Funds Insurance Series

Global Growth Fund

Common stocks	Shares	Value (000)
Consumer staples 7.42%
Associated British Foods PLC[1]	2,265,000	$111,491
Kao Corp.[1]	1,398,000	71,740
Seven & i Holdings Co., Ltd.[1]	741,500	33,809
Other securities		193,875
		410,915

Industrials 5.58%
Airbus Group SE, non-registered shares[1]	645,000	43,308
KONE Oyj, Class B1	880,000	37,000
International Consolidated Airlines Group, SA (CDI)[1]	3,620,000	32,308
Other securities		196,181
		308,797

Telecommunication services 2.31%
SoftBank Group Corp.[1]	1,068,000	53,821
BT Group PLC[1]	6,709,356	46,370
Other securities		27,813
		128,004

Other 3.50%
Other securities		193,230

Miscellaneous 3.61%
Other common stocks in initial period of acquisition		199,726

Total common stocks (cost: $4,015,086,000)		5,288,097

Bonds, notes & other debt instruments 0.10%	Principal amount (000)
U.S. Treasury bonds & notes 0.10%
U.S. Treasury 0.10%
Other securities		5,190

Total bonds, notes & other debt instruments (cost: $5,191,000)		5,190

Short-term securities 4.74%
Federal Home Loan Bank 0.13%–0.22% due 1/15/2016–4/5/2016	$174,500	174,451
Toronto-Dominion Holdings USA Inc. 0.45% due 3/23/2016[3]	44,000	43,947
Other securities		44,092

Total short-term securities (cost: $262,499,000)		262,490
Total investment securities 100.40% (cost: $4,282,776,000)		5,555,777
Other assets less liabilities (0.40)%		(22,145)

Net assets 100.00%		$5,533,632

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were pledged as collateral. The total value of pledged collateral was $391,000, which represented less than .01% of the net assets of the fund.

American Funds Insurance Series

Global Growth Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $94,368,000.

			Contract amount		Unrealized depreciation
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Japanese yen	1/11/2016	Bank of America, N.A.	$7,185	¥884,000	$(171)
Japanese yen	1/12/2016	JPMorgan Chase	$1,304	¥160,000	(27)
Japanese yen	1/29/2016	Bank of America, N.A.	$2,939	¥360,000	(59)
Japanese yen	1/29/2016	Citibank	$3,346	¥410,000	(67)
Japanese yen	1/29/2016	Bank of America, N.A.	$12,855	¥1,575,000	(257)
Japanese yen	2/12/2016	Bank of America, N.A.	$1,327	¥160,000	(5)
Japanese yen	2/18/2016	UBS AG	$1,329	¥160,000	(4)
					$(590)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,649,062,000, which represented 47.87% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $96,223,000, which represented 1.74% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CDI = CREST Depository Interest

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio December 31, 2015

Common stocks 84.53%	Shares	Value (000)
Consumer discretionary 18.40%
Expedia, Inc.	547,225	$68,020
Lions Gate Entertainment Corp.	1,821,000	58,982
zooplus AG, non-registered shares[1,2,3]	357,716	56,790
Domino’s Pizza, Inc.	423,300	47,092
Cedar Fair, LP	687,000	38,362
Tele Columbus AG1,2	3,285,000	32,990
Penske Automotive Group, Inc.	729,000	30,866
Melco Crown Entertainment Ltd. (ADR)	1,432,000	24,058
Ted Baker PLC[2]	517,162	22,759
Other securities		398,619
		778,538

Health care 15.47%
athenahealth, Inc.[1]	396,600	63,841
Myriad Genetics, Inc.[1]	1,274,898	55,025
Ultragenyx Pharmaceutical Inc.[1]	483,768	54,269
Illumina, Inc.[1]	273,800	52,554
Hikma Pharmaceuticals PLC[2]	1,424,000	48,222
Endo International PLC[1]	759,224	46,480
GW Pharmaceuticals PLC (ADR)[1]	559,950	38,883
Insulet Corp.[1]	907,533	34,314
bluebird bio, Inc.[1]	485,765	31,196
Kite Pharma, Inc.[1]	385,539	23,757
Other securities		205,993
		654,534

Information technology 13.28%
Qorvo, Inc.[1]	1,783,038	90,757
AAC Technologies Holdings Inc.[2]	8,558,600	55,642
Palo Alto Networks, Inc.[1]	282,991	49,846
Kakaku.com, Inc.[2]	1,575,000	31,093
Topcon Corp.[2]	1,360,510	23,023
Sunny Optical Technology (Group) Co., Ltd.[2]	10,024,000	22,902
YY Inc., Class A (ADR)[1]	363,000	22,677
Other securities		265,886
		561,826

Industrials 9.58%
International Container Terminal Services, Inc.[2]	30,840,000	45,992
AA PLC[2]	7,606,604	35,022
ITT Corp.	801,000	29,092
Moog Inc., Class A1	432,100	26,185
Other securities		269,241
		405,532

Consumer staples 6.76%
Sprouts Farmers Market, Inc.[1]	3,726,926	99,099
COSMOS Pharmaceutical Corp.[2]	224,000	35,284
Herbalife Ltd.[1]	579,500	31,073
Puregold Price Club, Inc.[2]	37,418,000	27,564
Other securities		93,086
		286,106

Financials 6.72%
Kotak Mahindra Bank Ltd.[2]	3,282,732	35,882
Essent Group Ltd.[1]	1,249,064	27,342
Kemper Corp.	700,000	26,075
Avanza Bank Holding AB2	599,614	26,026
Other securities		169,099
		284,424

American Funds Insurance Series

Global Small Capitalization Fund

Common stocks (continued)	Shares	Value (000)
Energy 3.80%
InterOil Corp.[1]	1,184,235	$37,209
Laredo Petroleum, Inc.[1]	4,534,000	36,227
Other securities		87,573
		161,009

Materials 3.61%
PolyOne Corp.	720,168	22,873
Other securities		129,705
		152,578

Utilities 1.91%
ENN Energy Holdings Ltd.[2]	9,515,700	50,443
Other securities		30,380
		80,823

Telecommunication services 0.06%
Other securities		2,433

Miscellaneous 4.94%
Other common stocks in initial period of acquisition		209,226

Total common stocks (cost: $3,454,748,000)		3,577,029

Rights & warrants 0.01%
Energy 0.00%
Other securities		46

Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		271

Total rights & warrants (cost: $280,000)		317

Convertible stocks 0.16%
Health care 0.16%
Other securities		6,913

Total convertible stocks (cost: $3,307,000)		6,913

Bonds, notes & other debt instruments 0.22%	Principal amount (000)
U.S. Treasury bonds & notes 0.22%
U.S. Treasury 0.22%
Other securities		9,152

Total bonds, notes & other debt instruments (cost: $9,155,000)		9,152

Short-term securities 15.04%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.42% due 1/22/2016	$35,500	35,492
Fannie Mae 0.23% due 3/1/2016	23,300	23,295
Federal Home Loan Bank 0.12%–0.52% due 1/8/2016–5/27/2016	382,100	381,973
Liberty Street Funding Corp. 0.49% due 3/1/2016[4]	25,800	25,774
Mizuho Bank, Ltd. 0.28%–0.35% due 1/14/2016–2/25/2016[4]	81,200	81,175
National Australia Bank Ltd. 0.24% due 2/2/2016[4]	26,900	26,893

American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities	Principal amount (000)	Value (000)
Svenska Handelsbanken Inc. 0.32% due 2/8/2016[4]	$31,300	$31,286
Total Capital Canada Ltd. 0.19% due 1/25/2016[4]	27,100	27,094
Other securities		3,399

Total short-term securities (cost: $636,353,000)		636,381
Total investment securities 99.96% (cost: $4,103,843,000)		4,229,792
Other assets less liabilities 0.04%		1,711

Net assets 100.00%		$4,231,503

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $56,654,000.

					Unrealized (depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	1/25/2016	UBS AG	$359	A$500	$ (5)
Australian dollars	2/18/2016	Barclays Bank PLC	$360	A$500	(3)
British pounds	1/29/2016	HSBC Bank	$39,514	£26,517	419
British pounds	1/29/2016	Citibank	$17,975	£12,070	180
Euros	1/29/2016	HSBC Bank	$3,892	€3,586	(8)
Japanese yen	1/12/2016	UBS AG	$4,306	¥528,290	(90)
Singapore dollars	2/24/2016	Barclays Bank PLC	$5,367	S$7,612	8
					$501

American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2015 (000)
zooplus AG, non-registered shares[1,2]	357,716	—	—	357,716	$—	$56,790
JVM Co., Ltd.[1,2]	411,500	—	—	411,500	—	19,489
Time Technoplast Ltd.[2]	11,888,000	—	—	11,888,000	90	10,131
Venture Global LNG, Inc., Class C1,2,4,5	—	2,760	—	2,760	—	8,280
Victoria Oil & Gas PLC[1,2]	6,966,560	—	—	6,966,560	—	3,613
Mauna Kea Technologies SA1,2	881,400	77,000	—	958,400	—	3,200
Sylvania Platinum Ltd. (CDI)[1,2]	15,000,000	—	—	15,000,000	—	1,686
Canadian Overseas Petroleum Ltd.[1]	19,225,000	2,555,000	10,555,000	11,225,000	—	325
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2]	6,050,000	—	—	6,050,000	—	178
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2]	2,555,000	—	—	2,555,000	—	46
Indochine Mining Ltd.[1,2]	73,199,466	—	—	73,199,466	—	—
Airesis SA6	3,231,392	—	3,231,392	—	—	—
Wildhorse Energy Ltd.[6]	540,900	—	540,900	—	—	—
Wildhorse Energy Ltd. (CDI)[6]	240,859	540,900	781,759	—	—	—
Wildhorse Energy Ltd., rights, expire 2015[6]	2,704,500	—	2,704,500	—	—	—
Wildhorse Energy Ltd., rights, expire 2015 (GBP denominated)[6]	1,204,295	—	1,204,295	—	—	—
					$90	$103,738

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,610,284,000, which represented 38.05% of the net assets of the fund. This amount includes $1,549,663,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $209,179,000, which represented 4.94% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Unaffiliated issuer at 12/31/2015.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Class C	5/1/2015	$8,280	$8,280	.20%
Stemcentrx, Inc., Series F-1, convertible preferred	6/10/2014	3,307	6,913	.16
Total private placement securities		$11,587	$15,193	.36%

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

A$ = Australian dollars

€ = Euros

GBP/£ = British pounds

¥ = Japanese yen

S$ = Singapore dollars

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund

Summary investment portfolio December 31, 2015

Common stocks 96.79%	Shares	Value (000)
Consumer discretionary 22.46%
Amazon.com, Inc.[1]	2,144,216	$1,449,254
Home Depot, Inc.	6,170,000	815,982
Comcast Corp., Class A	8,785,000	495,738
Twenty-First Century Fox, Inc., Class A	8,285,000	225,021
Charter Communications, Inc., Class A1	1,106,000	202,509
Starbucks Corp.	3,185,000	191,196
NIKE, Inc., Class B	2,680,000	167,500
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	840,000	155,400
MGM Resorts International[1]	6,037,900	137,181
Other securities		1,055,395
		4,895,176

Information technology 21.33%
Microsoft Corp.	13,810,000	766,179
Facebook, Inc., Class A1	4,332,685	453,459
ASML Holding NV (New York registered)	3,034,016	269,330
ASML Holding NV2	1,808,186	161,139
Visa Inc., Class A	4,332,000	335,947
Alphabet Inc., Class A1	224,000	174,274
Alphabet Inc., Class C1	195,625	148,456
Avago Technologies Ltd.	2,215,100	321,522
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	48,537,000	209,441
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,425,392	32,428
Apple Inc.	2,256,300	237,498
LinkedIn Corp., Class A1	788,650	177,509
Nintendo Co., Ltd.[2]	1,114,960	153,487
salesforce.com, inc.[1]	1,915,000	150,136
Other securities		1,057,526
		4,648,331

Health care 17.17%
Express Scripts Holding Co.[1]	4,793,208	418,974
UnitedHealth Group Inc.	3,330,000	391,741
Regeneron Pharmaceuticals, Inc.[1]	627,400	340,597
Vertex Pharmaceuticals Inc.[1]	2,492,000	313,568
Incyte Corp.[1]	2,842,500	308,269
Centene Corp.[1]	4,104,200	270,097
Hologic, Inc.[1]	5,043,000	195,114
Humana Inc.	993,200	177,296
Thermo Fisher Scientific Inc.	1,240,000	175,894
Other securities		1,151,865
		3,743,415

Financials 12.82%
Wells Fargo & Co.	10,401,096	565,404
Berkshire Hathaway Inc., Class A1	1,710	338,238
Berkshire Hathaway Inc., Class B1	363,734	48,027
PNC Financial Services Group, Inc.	1,898,600	180,955
Legal & General Group PLC[2]	45,158,246	178,096
JPMorgan Chase & Co.	2,503,720	165,321
Capital One Financial Corp.	2,120,000	153,022
American International Group, Inc.	2,333,300	144,595
Onex Corp.	2,342,800	143,612
Other securities		878,050
		2,795,320

Consumer staples 8.82%
Costco Wholesale Corp.	2,330,000	376,295
Philip Morris International Inc.	3,615,000	317,795
Coca-Cola Co.	4,670,000	200,623
Kerry Group PLC, Class A2	2,000,000	165,510

American Funds Insurance Series

Growth Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Kroger Co.	3,710,000	$155,189
Constellation Brands, Inc., Class A	1,075,000	153,123
Other securities		553,807
		1,922,342

Industrials 6.13%
Boeing Co.	2,250,000	325,327
Oshkosh Corp.[3]	4,947,000	193,131
Rockwell Collins, Inc.	1,775,000	163,832
Other securities		653,434
		1,335,724

Energy 5.79%
Concho Resources Inc.[1]	2,149,000	199,556
Suncor Energy Inc.	5,502,090	142,036
Chevron Corp.	1,000,000	89,960
Other securities		829,647
		1,261,199

Other 2.07%
Other securities		452,735

Miscellaneous 0.20%
Other common stocks in initial period of acquisition		44,565

Total common stocks (cost: $14,299,040,000)		21,098,807

Rights & warrants 0.00%
Energy 0.00%
Other securities		336

Total rights & warrants (cost: $20,065,000)		336

Convertible stocks 0.06%
Consumer discretionary 0.06%
Other securities		13,104

Total convertible stocks (cost: $10,650,000)		13,104

Short-term securities 3.42%	Principal amount (000)
Chevron Corp. 0.17%–0.23% due 1/11/2016–2/16/2016[4]	$136,700	136,677
Federal Home Loan Bank 0.12%–0.58% due 1/8/2016–6/20/2016	416,200	415,818
Other securities		192,629

Total short-term securities (cost: $744,979,000)		745,124
Total investment securities 100.27% (cost: $15,074,734,000)		21,857,371
Other assets less liabilities (0.27)%		(59,687)

Net assets 100.00%		$21,797,684

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Growth Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2015 (000)
Oshkosh Corp.	4,947,000	—	—	4,947,000	$3,463	$193,131
KGen Power Corp.[1,2,5]	3,166,128	3,166,128	3,166,128	3,166,128	—	1,140
Myriad Genetics, Inc.[6]	3,480,000	—	1,195,753	2,284,247	—	—
FCB Financial Holdings, Inc., Class A6	265,000	1,625,000	210,000	1,680,000	—	—
					$3,463	$194,271

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,556,484,000, which represented 7.14% of the net assets of the fund. This amount includes $1,541,046,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $241,357,000, which represented 1.11% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Unaffiliated issuer at 12/31/2015.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$10,650	$13,104	.06%
KGen Power Corp.	12/19/2006	1,203	1,140	.01
Total private placement securities		$11,853	$14,244	.07%

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Fund

Summary investment portfolio December 31, 2015

Common stocks 90.88%	Shares	Value (000)
Financials 19.92%
AIA Group Ltd.[1]	34,295,700	$204,319
HDFC Bank Ltd.[1]	7,077,600	141,471
HDFC Bank Ltd. (ADR)	352,300	21,702
Barclays PLC[1]	47,214,347	152,818
Cheung Kong Property Holdings Ltd.[1]	19,409,836	125,216
Prudential PLC[1]	4,380,265	98,065
Credit Suisse Group AG1	3,174,427	68,610
UBS Group AG1	3,019,651	58,110
BNP Paribas SA1	966,046	54,682
Other securities		565,820
		1,490,813

Information technology 12.99%
Baidu, Inc., Class A (ADR)[2]	971,500	183,652
Tencent Holdings Ltd.[1]	9,337,900	182,164
Samsung Electronics Co., Ltd.[1]	108,419	115,773
Nintendo Co., Ltd.[1]	807,500	111,162
Alibaba Group Holding Ltd. (ADR)[2]	933,200	75,841
ASML Holding NV1	685,834	61,119
Murata Manufacturing Co., Ltd.[1]	315,500	45,283
Other securities		197,066
		972,060

Health care 12.39%
Novartis AG1	3,780,150	323,114
UCB SA1	1,115,496	100,408
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	1,735,509	56,087
Grifols, SA, Class A, non-registered shares[1]	440,500	20,279
Grifols, SA, Class B (ADR)	396,845	12,857
Bayer AG1	702,771	88,171
Takeda Pharmaceutical Co. Ltd.[1]	1,556,400	77,483
Novo Nordisk A/S, Class B1	1,096,000	62,999
Teva Pharmaceutical Industries Ltd. (ADR)	691,800	45,410
Other securities		140,036
		926,844

Consumer discretionary 12.14%
Toyota Motor Corp.[1]	1,509,700	92,666
Altice NV, Class A1,2	4,054,716	57,982
Numericable-SFR, non-registered shares[1]	1,771,571	64,322
Sands China Ltd.[1]	17,286,000	58,466
Galaxy Entertainment Group Ltd.[1]	17,563,000	54,760
Kering SA1	287,433	48,994
H & M Hennes & Mauritz AB, Class B1	1,297,377	46,199
Other securities		484,887
		908,276

Industrials 10.10%
Airbus Group SE, non-registered shares[1]	2,250,014	151,074
Jardine Matheson Holdings Ltd.[1]	1,091,600	53,001
Rolls-Royce Holdings PLC[1,2]	5,663,000	47,934
Babcock International Group PLC[1]	3,055,615	45,502
CK Hutchison Holdings Ltd.[1]	3,350,836	44,975
Other securities		412,984
		755,470

American Funds Insurance Series

International Fund

Common stocks	Shares	Value (000)
Consumer staples 7.14%
Nestlé SA1	1,351,700	$100,193
Pernod Ricard SA1	799,200	90,862
Associated British Foods PLC[1]	1,443,588	71,058
AMOREPACIFIC Corp.[1]	149,546	52,521
Other securities		219,380
		534,014

Utilities 5.14%
Power Grid Corp. of India Ltd.[1]	59,159,040	125,784
Cheung Kong Infrastructure Holdings Ltd.[1]	8,253,000	76,076
ENN Energy Holdings Ltd.[1]	11,618,000	61,587
SSE PLC[1]	2,093,404	46,877
Other securities		74,621
		384,945

Materials 4.44%
Syngenta AG1	200,250	78,599
HeidelbergCement AG1	747,240	60,961
Other securities		192,475
		332,035

Telecommunication services 2.85%
SoftBank Group Corp.[1]	1,459,400	73,546
Other securities		139,564
		213,110

Energy 2.58%
Other securities		193,443

Miscellaneous 1.19%
Other common stocks in initial period of acquisition		89,293

Total common stocks (cost: $6,428,351,000)		6,800,303

Rights & warrants 0.00%
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		242

Total rights & warrants (cost: $245,000)		242

Bonds, notes & other debt instruments 1.09%	Principal amount (000)
Corporate bonds & notes 0.58%
Other 0.58%
Other securities		42,998

Total corporate bonds & notes		42,998

U.S. Treasury bonds & notes 0.31%
U.S. Treasury 0.31%
Other securities		23,518

Bonds & notes of governments & government agencies outside the U.S. 0.20%
Other securities		14,670

Total bonds, notes & other debt instruments (cost: $92,818,000)		81,186

American Funds Insurance Series

International Fund

Short-term securities 7.79%	Principal amount (000)	Value (000)
ANZ New Zealand (International) Ltd. 0.40% due 1/13/2016[3]	$20,000	$19,997
Australia & New Zealand Banking Group, Ltd. 0.28% due 2/12/2016[3]	46,400	46,371
Federal Home Loan Bank 0.12%–0.30% due 1/8/2016–3/2/2016	128,400	128,386
Freddie Mac 0.20% due 2/24/2016	50,000	49,989
Liberty Street Funding Corp. 0.30% due 1/26/2016[3]	50,000	49,984
Toyota Credit Canada Inc. 0.43% due 3/24/2016	50,000	49,944
Other securities		238,015

Total short-term securities (cost: $582,721,000)		582,686
Total investment securities 99.76% (cost: $7,104,135,000)		7,464,417
Other assets less liabilities 0.24%		18,233

Net assets 100.00%		$7,482,650

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were pledged as collateral. The total value of pledged collateral was $480,000, which represented less than .01% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $177,465,000.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	1/25/2016	UBS AG	$2,512	A$3,500	$ (35)
British pounds	2/12/2016	UBS AG	$75,030	£50,000	1,313
Euros	1/22/2016	HSBC Bank	$4,020	€3,666	34
Euros	1/29/2016	Bank of America, N.A.	$18,782	€17,345	(82)
Japanese yen	1/12/2016	UBS AG	$12,863	¥1,578,000	(270)
Japanese yen	1/21/2016	Barclays Bank PLC	$43,427	¥5,269,000	(430)
Japanese yen	1/25/2016	Barclays Bank PLC	$11,629	¥1,413,000	(133)
South Korean won	1/14/2016	JPMorgan Chase	$3,217	KRW3,749,995	20

					$ 417

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $6,232,108,000, which represented 83.29% of the net assets of the fund. This amount includes $6,010,353,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $249,981,000, which represented 3.34% of the net assets of the fund.

Key to abbreviations and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

€ = Euros

£ = British pounds

¥ = Japanese yen

KRW = South Korean won

See Notes to Financial Statements

American Funds Insurance Series

New World Fund

Summary investment portfolio December 31, 2015

Common stocks 78.70%	Shares	Value (000)
Information technology 15.73%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,757,000	$46,417
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	12,285
AAC Technologies Holdings Inc.[1]	8,054,500	52,365
Baidu, Inc., Class A (ADR)[2]	250,700	47,392
Murata Manufacturing Co., Ltd.[1]	315,300	45,254
Mail.Ru Group Ltd. (GDR)[1,2]	1,778,359	39,987
Alcatel-Lucent[1,2]	6,315,000	24,990
Alibaba Group Holding Ltd. (ADR)[2]	252,800	20,545
Cognizant Technology Solutions Corp., Class A2	331,700	19,909
MasterCard Inc., Class A	200,000	19,472
Other securities		94,967
		423,583

Consumer discretionary 14.42%
Naspers Ltd., Class N1	395,419	54,064
Maruti Suzuki India Ltd.[1]	691,500	48,168
Ctrip.com International, Ltd. (ADR)[2]	986,700	45,714
Domino’s Pizza, Inc.	350,000	38,937
Ryohin Keikaku Co., Ltd.[1]	154,500	31,322
Kroton Educacional SA, ordinary nominative	9,471,200	22,815
Toyota Motor Corp.[1]	318,900	19,574
Mr Price Group Ltd.[1]	1,509,000	19,457
Other securities		108,395
		388,446

Financials 12.50%
ICICI Bank Ltd.[1]	6,053,830	23,749
ICICI Bank Ltd. (ADR)	1,075,500	8,421
Fibra Uno Administración, SA de CV	13,586,578	29,949
Citigroup Inc.	560,000	28,980
Housing Development Finance Corp. Ltd.[1]	1,353,000	25,705
AIA Group Ltd.[1]	4,291,600	25,568
American Tower Corp.	245,000	23,753
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,430,000	21,068
HDFC Bank Ltd. (ADR)	208,400	12,837
HDFC Bank Ltd.[1]	390,000	7,796
Other securities		128,972
		336,798

Health care 9.22%
Novo Nordisk A/S, Class B1	1,035,600	59,527
China Biologic Products, Inc.[2]	331,700	47,254
Novartis AG1	280,500	23,976
Novartis AG (ADR)	134,000	11,530
Hikma Pharmaceuticals PLC[1]	636,500	21,554
Other securities		84,473
		248,314

Consumer staples 7.04%
Lenta Ltd. (GDR)[1,2]	3,441,024	23,238
Lenta Ltd. (GDR)[1,2,3]	1,053,300	7,113
Pernod Ricard SA1	208,900	23,750
Hypermarcas SA, ordinary nominative[2]	3,848,100	21,116
Other securities		114,345
		189,562

American Funds Insurance Series

New World Fund

Common stocks (continued)	Shares	Value (000)
Industrials 5.70%
Airbus Group SE, non-registered shares[1]	431,929	$29,001
Cummins Inc.	290,200	25,540
ASSA ABLOY AB, Class B1	992,658	20,791
Other securities		78,132
		153,464

Energy 4.55%
Reliance Industries Ltd.[1]	3,042,302	46,447
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	6,339,853	27,261
Petróleo Brasileiro SA (Petrobras), preferred nominative[2]	563,600	955
Other securities		47,841
		122,504

Telecommunication services 1.82%
Reliance Communications Ltd.[1,2]	17,458,904	23,149
Other securities		25,863
		49,012

Materials 1.55%
Klabin SA, units	4,402,000	26,092
Other securities		15,776
		41,868

Utilities 1.24%
China Resources Gas Group Ltd.[1]	8,098,000	24,097
Other securities		9,402
		33,499

Miscellaneous 4.93%
Other common stocks in initial period of acquisition		132,894

Total common stocks (cost: $2,011,608,000)		2,119,944

Preferred securities 0.04%
Consumer discretionary 0.04%
Other securities		1,156

Total preferred securities (cost: $570,000)		1,156

Rights & warrants 2.42%
Consumer staples 1.93%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,2,3]	5,330,000	28,954
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2016[1,2,3]	3,790,000	23,000
		51,954

Consumer discretionary 0.49%
Other securities		13,312

Total rights & warrants (cost: $69,795,000)		65,266

Bonds, notes & other debt instruments 3.74%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.94%
Other securities		79,133

American Funds Insurance Series

New World Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Corporate bonds & notes 0.54%
Energy 0.33%
Petrobras Global Finance Co. 6.85% 2115	$4,870	$3,178
Petrobras International Finance Co. 3.875% 2016	640	638
Other securities		5,158
		8,974

Other 0.21%
Other securities		5,668

Total corporate bonds & notes		14,642

U.S. Treasury bonds & notes 0.26%
U.S. Treasury 0.26%
Other securities		7,065

Total bonds, notes & other debt instruments (cost: $111,127,000)		100,840

Short-term securities 14.69%
Federal Home Loan Bank 0.12%–0.32% due 1/8/2016–2/19/2016	202,900	202,876
Freddie Mac 0.51% due 4/26/2016	19,900	19,881
Gotham Funding Corp. 0.30% due 1/22/2016[3]	25,800	25,793
Nordea Bank AB 0.24% due 1/15/2016[3]	27,100	27,096
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[3]	31,800	31,789
Svenska Handelsbanken Inc. 0.32% due 2/11/2016[3]	63,500	63,470
USAA Capital Corp. 0.25% due 1/6/2016	24,700	24,699

Total short-term securities (cost: $395,594,000)		395,604
Total investment securities 99.59% (cost: $2,588,694,000)		2,682,810
Other assets less liabilities 0.41%		10,971

Net assets 100.00%		$2,693,781

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

New World Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $13,411,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2015 (000)
Sales:
Colombian pesos	1/15/2016	JPMorgan Chase	$917	COP2,829,400	$ 27
Euros	1/21/2016	HSBC Bank	$516	€475	— [4]
Euros	1/22/2016	HSBC Bank	$384	€350	3
Indian rupees	1/19/2016	JPMorgan Chase	$3,147	INR210,800	(29)
Japanese yen	2/12/2016	Bank of America, N.A.	$1,269	¥153,000	(5)
Japanese yen	2/18/2016	UBS AG	$523	¥63,000	(2)
Mexican pesos	1/15/2016	JPMorgan Chase	$231	MXN3,900	5
Mexican pesos	1/28/2016	Barclays Bank PLC	$663	MXN11,350	6
Mexican pesos	2/19/2016	UBS AG	$2,256	MXN38,600	25
South African rand	1/19/2016	UBS AG	$1,399	ZAR21,400	20
Turkish lira	1/15/2016	JPMorgan Chase	$255	TRY750	(2)
Turkish lira	1/20/2016	JPMorgan Chase	$266	TRY785	(2)
Turkish lira	1/21/2016	Bank of America, N.A.	$647	TRY1,950	(17)
Turkish lira	1/29/2016	Citibank	$578	TRY1,700	— [4]
					$ 29

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,399,865,000, which represented 51.97% of the net assets of the fund. This amount includes $1,299,479,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $242,472,000, which represented 9.00% of the net assets of the fund.
[4]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

COP = Colombian pesos

€ = Euros

INR = Indian rupees

¥ = Japanese yen

MXN = Mexican pesos

TRY = Turkish lira

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Blue Chip Income and Growth Fund

Summary investment portfolio December 31, 2015

Common stocks 95.58%	Shares	Value (000)
Health care 15.74%
Amgen Inc.	2,694,600	$437,414
Gilead Sciences, Inc.	1,600,412	161,946
Medtronic PLC	1,375,000	105,765
AbbVie Inc.	1,664,800	98,623
Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	78,899
Bristol-Myers Squibb Co.	1,125,000	77,389
Novartis AG (ADR)	708,500	60,959
Other securities		64,584
		1,085,579

Information technology 15.69%
Intel Corp.	7,787,000	268,262
Avago Technologies Ltd.	1,042,000	151,246
Western Union Co.	8,225,000	147,310
Texas Instruments Inc.	2,630,000	144,150
Microsoft Corp.	2,507,000	139,089
Oracle Corp.	2,900,000	105,937
Apple Inc.	770,000	81,050
Other securities		45,415
		1,082,459

Industrials 14.28%
Norfolk Southern Corp.	1,731,800	146,493
CSX Corp.	4,422,000	114,751
Union Pacific Corp.	1,269,000	99,236
Precision Castparts Corp.	420,000	97,444
Boeing Co.	580,000	83,862
General Electric Co.	2,400,000	74,760
General Dynamics Corp.	450,000	61,812
Illinois Tool Works Inc.	650,000	60,242
United Technologies Corp.	500,000	48,035
Other securities		198,815
		985,450

Telecommunication services 11.55%
Verizon Communications Inc.	7,491,339	346,250
AT&T Inc.	8,811,000	303,186
CenturyLink, Inc.	5,856,000	147,337
		796,773

Consumer staples 10.24%
Altria Group, Inc.	3,754,000	218,521
Philip Morris International Inc.	1,000,000	87,910
Kraft Heinz Co.	1,076,666	78,338
Mondelez International, Inc.	1,580,000	70,847
Kimberly-Clark Corp.	500,000	63,650
Coca-Cola Co.	1,250,000	53,700
ConAgra Foods, Inc.	1,200,000	50,592
Other securities		82,752
		706,310

Energy 6.22%
Canadian Natural Resources, Ltd.	6,736,000	147,047
Noble Energy, Inc.	2,488,000	81,930
Halliburton Co.	1,859,000	63,280
Cabot Oil & Gas Corp.	3,395,000	60,058
Exxon Mobil Corp.	546,300	42,584
Other securities		34,530
		429,429

American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 5.86%
Johnson Controls, Inc.	2,075,000	$81,942
General Motors Co.	2,000,000	68,020
Las Vegas Sands Corp.	1,548,000	67,864
McDonald’s Corp.	500,000	59,070
Priceline Group Inc.[1]	41,500	52,910
Royal Caribbean Cruises Ltd.	500,000	50,605
Other securities		23,518
		403,929

Materials 4.10%
Monsanto Co.	1,001,000	98,618
Other securities		183,942
		282,560

Financials 3.64%
JPMorgan Chase & Co.	1,190,000	78,576
American International Group, Inc.	1,146,000	71,017
Other securities		101,672
		251,265

Utilities 3.37%
Exelon Corp.	6,175,000	171,480
Other securities		60,962
		232,442

Miscellaneous 4.89%
Other common stocks in initial period of acquisition		337,176

Total common stocks (cost: $5,652,956,000)		6,593,372

Short-term securities 4.15%	Principal amount (000)
ExxonMobil Corp. 0.27% due 1/19/2016	$38,100	38,093
Federal Home Loan Bank 0.12%–0.58% due 1/7/2016–6/20/2016	167,700	167,640
General Electric Co. 0.15% due 1/4/2016	23,200	23,200
Other securities		57,080

Total short-term securities (cost: $285,975,000)		286,013
Total investment securities 99.73% (cost: $5,938,931,000)		6,879,385
Other assets less liabilities 0.27%		18,889

Net assets 100.00%		$6,898,274

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $10,299,000, which represented 0.15% of the net assets of the fund) were acquired in transactions exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Growth and Income Fund

Summary investment portfolio December 31, 2015

Common stocks 93.16%	Shares	Value (000)
Financials 16.42%
AXA SA1	1,634,360	$44,681
JPMorgan Chase & Co.	396,800	26,201
Wells Fargo & Co.	402,000	21,853
CME Group Inc., Class A	165,500	14,994
ICICI Bank Ltd. (ADR)	1,800,000	14,094
Crown Castle International Corp.	163,000	14,091
Iron Mountain Inc.	495,905	13,394
Banco Santander, SA (ADR)	2,000,000	9,740
Banco Santander, SA1	503,637	2,473
Other securities		130,234
		291,755

Consumer discretionary 14.09%
McDonald’s Corp.	305,000	36,033
Home Depot, Inc.	243,000	32,137
D.R. Horton, Inc.	750,000	24,022
Amazon.com, Inc.[2]	24,000	16,221
Comcast Corp., Class A	255,000	14,390
Toll Brothers, Inc.[2]	400,000	13,320
HUGO BOSS AG1	150,000	12,491
GameStop Corp., Class A	440,000	12,338
adidas AG1	123,825	12,066
Other securities		77,367
		250,385

Information technology 12.37%
Microsoft Corp.	1,147,000	63,636
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	13,290,800	57,351
Avago Technologies Ltd.	200,000	29,030
Cisco Systems, Inc.	500,000	13,577
Alibaba Group Holding Ltd. (ADR)[2]	160,000	13,003
Other securities		43,207
		219,804

Industrials 12.27%
Airbus Group SE, non-registered shares[1]	374,000	25,112
United Continental Holdings, Inc.[2]	400,000	22,920
Geberit AG1	60,000	20,181
American Airlines Group Inc.	445,000	18,846
Boeing Co.	120,000	17,351
Abertis Infraestructuras, SA, Class A1	935,550	14,583
SECOM Co., Ltd.[1]	185,000	12,519
Ryanair Holdings PLC (ADR)	141,375	12,223
General Electric Co.	275,000	8,566
Other securities		65,743
		218,044

Health care 8.53%
UnitedHealth Group Inc.	278,000	32,704
Merck & Co., Inc.	563,900	29,785
Novartis AG1	329,000	28,122
Medtronic PLC	211,000	16,230
Other securities		44,663
		151,504

American Funds Insurance Series

Global Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 8.48%
British American Tobacco PLC[1]	403,500	$22,410
Procter & Gamble Co.	225,000	17,867
Philip Morris International Inc.	190,000	16,703
Mead Johnson Nutrition Co.	165,000	13,027
Other securities		80,714
		150,721

Telecommunication services 5.05%
AT&T Inc.	610,000	20,990
Verizon Communications Inc.	234,117	10,821
Verizon Communications Inc. (CDI)[1]	145,105	6,739
Orange[1]	830,000	13,924
Other securities		37,281
		89,755

Energy 4.86%
ConocoPhillips	505,000	23,578
Chevron Corp.	237,000	21,321
Other securities		41,393
		86,292

Materials 3.90%
E.I. du Pont de Nemours and Co.	425,000	28,305
Newmont Mining Corp.	1,000,000	17,990
Other securities		23,021
		69,316

Utilities 2.21%
Exelon Corp.	500,000	13,885
Other securities		25,384
		39,269

Miscellaneous 4.98%
Other common stocks in initial period of acquisition		88,449

Total common stocks (cost: $1,462,436,000)		1,655,294

Preferred securities 0.03%
Consumer discretionary 0.03%
Other securities		489

Total preferred securities (cost: $256,000)		489

Bonds, notes & other debt instruments 0.14%	Principal amount (000)
U.S. Treasury bonds & notes 0.14%
U.S. Treasury 0.14%
Other securities		2,532

Total bonds, notes & other debt instruments (cost: $2,533,000)		2,532

American Funds Insurance Series

Global Growth and Income Fund

Short-term securities 6.85%	Principal amount (000)	Value (000)
American Honda Finance Corp. 0.20% due 1/7/2016	$20,000	$19,999
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.42% due 1/28/2016	20,000	19,994
Freddie Mac 0.51% due 4/26/2016	19,500	19,481
General Electric Co. 0.15% due 1/4/2016	10,300	10,300
Svenska Handelsbanken Inc. 0.40% due 3/2/2016[3]	20,000	19,984
Other securities		31,987

Total short-term securities (cost: $121,734,000)		121,745
Total investment securities 100.18% (cost: $1,586,959,000)		1,780,060
Other assets less liabilities (0.18)%		(3,278)

Net assets 100.00%		$1,776,782

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $20,442,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2015 (000)
Sales:
Australian dollars	1/22/2016	HSBC Bank	$1,784	A$2,450	$ 1
Australian dollars	1/29/2016	HSBC Bank	$817	A$1,150	(20)
Euros	1/21/2016	Citibank	$9,293	€8,425	132
Japanese yen	1/11/2016	Bank of America, N.A.	$1,935	¥238,000	(46)
Japanese yen	1/12/2016	JPMorgan Chase	$53	¥6,500	(1)
Japanese yen	1/29/2016	Bank of America, N.A.	$163	¥20,000	(3)
Japanese yen	1/29/2016	JPMorgan Chase	$225	¥27,500	(5)
Japanese yen	2/12/2016	Bank of America, N.A.	$54	¥6,500	— [4]
Japanese yen	2/18/2016	UBS AG	$54	¥6,500	— [4]
					$ 58

American Funds Insurance Series

Global Growth and Income Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
Rickmers Maritime[5]	54,840,000	239,493	28,934,600	26,144,893	$989	$—

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $660,724,000, which represented 37.19% of the net assets of the fund. This amount includes $656,554,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $41,972,000, which represented 2.36% of the net assets of the fund.
[4]	Amount less than one thousand.
[5]	Unaffiliated issuer at 12/31/2015.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

A$ = Australian dollars

€ = Euros

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio December 31, 2015

Common stocks 92.13%	Shares	Value (000)
Health care 16.27%
Amgen Inc.	5,038,858	$817,958
Gilead Sciences, Inc.	4,986,900	504,624
Express Scripts Holding Co.[1]	3,176,309	277,641
Stryker Corp.	2,385,241	221,684
Medtronic PLC	2,763,700	212,584
Alexion Pharmaceuticals, Inc.[1]	1,000,700	190,883
UnitedHealth Group Inc.	1,518,396	178,624
Illumina, Inc.[1]	919,330	176,461
Humana Inc.	943,600	168,442
Merck & Co., Inc.	2,835,080	149,749
Other securities		1,040,901
		3,939,551

Information technology 16.02%
Alphabet Inc., Class A1	461,350	358,935
Alphabet Inc., Class C1	459,052	348,365
Texas Instruments Inc.	10,865,959	595,563
Microsoft Corp.	9,373,727	520,054
Oracle Corp.	8,797,001	321,354
Intel Corp.	7,977,500	274,825
Avago Technologies Ltd.	1,507,100	218,756
Accenture PLC, Class A	2,010,500	210,097
Broadcom Corp., Class A	2,514,200	145,371
Other securities		885,907
		3,879,227

Consumer discretionary 12.74%
Amazon.com, Inc.[1]	1,121,000	757,673
Home Depot, Inc.	1,968,000	260,268
Twenty-First Century Fox, Inc., Class A	7,306,200	198,436
Netflix, Inc.[1]	1,621,677	185,487
Comcast Corp., Class A	3,093,000	174,538
Newell Rubbermaid Inc.	3,671,300	161,831
Other securities		1,346,437
		3,084,670

Financials 9.46%
State Street Corp.	3,659,300	242,831
Crown Castle International Corp.	2,682,400	231,893
Wells Fargo & Co.	4,010,900	218,032
Marsh & McLennan Companies, Inc.	3,426,100	189,977
JPMorgan Chase & Co.	2,594,300	171,302
Other securities		1,235,508
		2,289,543

Consumer staples 8.71%
Philip Morris International Inc.	4,578,330	402,481
Coca-Cola Co.	6,371,900	273,737
Kroger Co.	5,629,200	235,469
CVS Health Corp.	1,670,000	163,276
Altria Group, Inc.	2,604,000	151,579
Other securities		882,451
		2,108,993

Industrials 8.60%
Union Pacific Corp.	4,115,069	321,798
General Dynamics Corp.	1,773,000	243,539
Norfolk Southern Corp.	1,866,314	157,872
CSX Corp.	5,825,600	151,174
Other securities		1,207,518
		2,081,901

American Funds Insurance Series

Growth-Income Fund

Common stocks (continued)		Value
	Shares	(000)
Energy 6.97%
ConocoPhillips	5,604,460	$261,672
EOG Resources, Inc.	2,565,400	181,605
Royal Dutch Shell PLC, Class A (ADR)	3,251,000	148,863
Chevron Corp.	1,642,000	147,714
Schlumberger Ltd.	2,055,000	143,336
Other securities		805,578
		1,688,768

Materials 6.03%
Celanese Corp., Series A	5,805,900	390,911
Monsanto Co.	2,838,200	279,620
Dow Chemical Co.	4,352,900	224,087
Other securities		565,434
		1,460,052

Telecommunication services 2.60%
Verizon Communications Inc.	11,362,701	525,184
Other securities		103,396
		628,580

Utilities 1.09%
Sempra Energy	1,649,600	155,079
Other securities		109,382
		264,461

Miscellaneous 3.64%
Other common stocks in initial period of acquisition		881,557

Total common stocks (cost: $17,326,562,000)		22,307,303

Convertible stocks 0.03%
Financials 0.02%
Other securities		4,560

Miscellaneous 0.01%
Other convertible stocks in initial period of acquisition		4,272

Total convertible stocks (cost: $9,587,000)		8,832

Convertible bonds 0.19%	Principal amount (000)
Information technology 0.19%
Other securities		46,232

Total convertible bonds (cost: $27,669,000)		46,232

Bonds, notes & other debt instruments 0.07%
Corporate bonds & notes 0.07%
Telecommunication services 0.07%
Other securities		16,650

Total bonds, notes & other debt instruments (cost: $16,700,000)		16,650

American Funds Insurance Series

Growth-Income Fund

Short-term securities 7.64%	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.11%–0.47% due 1/4/2016–5/20/2016	$824,070	$823,852
Microsoft Corp. 0.19% due 1/13/2016[2]	40,000	39,997
Other securities		985,926

Total short-term securities (cost: $1,849,657,000)		1,849,775
Total investment securities 100.06% (cost: $19,230,175,000)		24,228,792
Other assets less liabilities (0.06)%		(15,399)

Net assets 100.00%		$24,213,393

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,389,203,000, which represented 5.74% of the net assets of the fund. This amount includes $1,310,130,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. One of the securities in “Other securities” (with a value of $4,560,000, a cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $542,031,000, which represented 2.24% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Growth and Income Fund

Summary investment portfolio December 31, 2015

Common stocks 88.66%	Shares	Value (000)
Financials 21.12%
Prudential PLC[1]	1,107,824	$24,802
Wharf (Holdings) Ltd.[1]	3,626,000	20,014
St. James’s Place PLC[1]	1,048,000	15,457
Cheung Kong Property Holdings Ltd.[1]	2,233,348	14,408
Barclays PLC[1]	3,887,562	12,583
Siam Commercial Bank PCL[1]	2,906,000	9,590
BNP Paribas SA1	165,700	9,379
bank muscat (SAOG)[1]	7,092,750	8,677
Jupiter Fund Management PLC[1]	1,168,000	7,723
RioCan Real Estate Investment Trust	424,788	7,273
Banco Bilbao Vizcaya Argentaria, SA1	651,122	4,749
Banco Bilbao Vizcaya Argentaria, SA (ADR)	325,528	2,386
Japan Real Estate Investment Corp.[1]	1,432	6,964
Other securities		65,754
		209,759

Consumer staples 15.84%
Philip Morris International Inc.	420,300	36,949
British American Tobacco PLC[1]	419,900	23,321
Imperial Tobacco Group PLC[1]	338,763	17,818
Japan Tobacco Inc.[1]	446,600	16,398
CALBEE, Inc.[1]	284,400	11,936
Glanbia PLC[1]	533,000	9,802
Nestlé SA1	124,000	9,191
Associated British Foods PLC[1]	184,080	9,061
Other securities		22,771
		157,247

Consumer discretionary 12.36%
H & M Hennes & Mauritz AB, Class B1	489,320	17,424
Kering SA1	88,500	15,085
Toyota Motor Corp.[1]	161,000	9,882
GKN PLC[1]	1,832,000	8,317
Whitbread PLC[1]	119,297	7,709
Other securities		64,295
		122,712

Utilities 10.74%
EDP - Energias de Portugal, SA1	10,961,084	39,393
SSE PLC[1]	1,289,846	28,883
National Grid PLC[1]	815,498	11,217
Power Assets Holdings Ltd.[1]	1,013,000	9,300
Other securities		17,831
		106,624

Health care 8.98%
Novartis AG1	429,870	36,744
Orion Oyj, Class B1	429,600	14,809
GlaxoSmithKline PLC[1]	538,000	10,867
Bayer AG1	67,223	8,434
UCB SA1	85,200	7,669
Other securities		10,606
		89,129

Industrials 6.70%
CK Hutchison Holdings Ltd.[1]	1,283,348	17,225
ASSA ABLOY AB, Class B1	620,400	12,994
Airbus Group SE, non-registered shares[1]	104,000	6,983
Other securities		29,296
		66,498

American Funds Insurance Series

International Growth and Income Fund

Common stocks	Shares	Value (000)
Energy 4.08%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	642,886	$14,443
Other securities		26,036
		40,479

Telecommunication services 3.42%
Advanced Info Service PCL[1]	1,880,000	7,880
China Mobile Ltd.[1]	700,000	7,845
Other securities		18,236
		33,961

Materials 2.85%
Fortescue Metals Group Ltd.[1]	6,300,000	8,497
Other securities		19,850
		28,347

Information technology 2.57%
Quanta Computer Inc.[1]	4,430,000	7,077
Delta Electronics, Inc.[1]	1,453,266	6,821
Other securities		11,629
		25,527

Total common stocks (cost: $928,690,000)		880,283

Convertible bonds 0.25%	Principal amount (000)
Financials 0.25%
Other securities		2,455

Total convertible bonds (cost: $2,814,000)		2,455

Bonds, notes & other debt instruments 1.51%
Corporate bonds & notes 0.95%
Materials 0.87%
FMG Resources 9.75% 2022[2]	$7,750	7,130
Other securities		1,527
		8,657

Financials 0.08%
Other securities		739

Total corporate bonds & notes		9,396

Bonds & notes of governments & government agencies outside the U.S. 0.55%
Other securities		5,468

U.S. Treasury bonds & notes 0.01%
U.S. Treasury 0.01%
Other securities		120

Total bonds, notes & other debt instruments (cost: $16,707,000)		14,984

Short-term securities 9.22%
Chevron Corp. 0.42% due 1/26/2016[2]	19,800	19,795
Federal Home Loan Bank 0.46%–0.52% due 4/1/2016–4/4/2016	18,600	18,589
Freddie Mac 0.22% due 1/6/2016	8,700	8,700
Liberty Street Funding Corp. 0.45% due 1/21/2016[2]	8,600	8,598

American Funds Insurance Series

International Growth and Income Fund

Short-term securities (continued)	Principal amount	Value
	(000)	(000)
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[2]	$22,800	$22,792
Toronto-Dominion Holdings USA Inc. 0.56% due 4/8/2016[2]	9,000	8,986
Other securities		4,100

Total short-term securities (cost: $91,546,000)		91,560
Total investment securities 99.64% (cost: $1,039,757,000)		989,282
Other assets less liabilities 0.36%		3,597

Net assets 100.00%		$992,879

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $798,047,000, which represented 80.38% of the net assets of the fund. This amount includes $791,391,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $69,509,000, which represented 7.00% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GBP = British pounds

See Notes to Financial Statements

American Funds Insurance Series

Capital Income Builder

Summary investment portfolio December 31, 2015

Common stocks 80.76%	Shares	Value (000)
Consumer staples 14.77%
Philip Morris International Inc.	99,575	$8,754
Altria Group, Inc.	86,010	5,007
Coca-Cola Co.	109,445	4,702
Unilever PLC[1]	79,610	3,409
Japan Tobacco Inc.[1]	80,600	2,959
Procter & Gamble Co.	27,100	2,152
Tate & Lyle PLC[1]	203,200	1,791
Imperial Tobacco Group PLC[1]	33,200	1,746
Other securities		4,480
		35,000

Financials 12.90%
Sampo Oyj, Class A1	91,789	4,652
Swedbank AB, Class A1	187,792	4,124
Wells Fargo & Co.	53,500	2,908
Mercury General Corp.	47,810	2,227
Iron Mountain Inc.	75,195	2,031
BB&T Corp.	41,180	1,557
Aberdeen Asset Management PLC[1]	359,500	1,532
Other securities		11,532
		30,563

Utilities 9.48%
SSE PLC[1]	281,663	6,307
National Grid PLC[1]	313,540	4,312
Duke Energy Corp.	34,500	2,463
Infratil Ltd.[1]	743,558	1,660
Red Eléctrica de Corporación, SA1	18,874	1,573
Cheung Kong Infrastructure Holdings Ltd.[1]	169,000	1,558
Other securities		4,601
		22,474

Health care 8.11%
AstraZeneca PLC[1]	77,450	5,236
AstraZeneca PLC (ADR)	71,580	2,430
Pfizer Inc.	183,980	5,939
GlaxoSmithKline PLC[1]	160,800	3,248
Other securities		2,371
		19,224

Telecommunication services 7.60%
Verizon Communications Inc.	154,751	7,153
Singapore Telecommunications Ltd.[1]	957,100	2,463
HKT Trust and HKT Ltd., units[1]	1,308,340	1,669
Vodafone Group PLC[1]	465,900	1,507
Other securities		5,231
		18,023

Information technology 7.29%
Microsoft Corp.	90,860	5,041
Xilinx, Inc.	52,440	2,463
Texas Instruments Inc.	35,430	1,942
VTech Holdings Ltd.[1]	177,600	1,835
Paychex, Inc.	33,510	1,772
Ricoh Co., Ltd.[1]	146,300	1,503
Other securities		2,727
		17,283

American Funds Insurance Series

Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 6.18%
Greene King PLC[1]	189,020	$2,580
Gannett Co., Inc.	135,340	2,205
Las Vegas Sands Corp.	44,200	1,938
Other securities		7,930
		14,653

Energy 6.09%
ConocoPhillips	91,215	4,259
Exxon Mobil Corp.	36,600	2,853
Helmerich & Payne, Inc.	45,200	2,421
Royal Dutch Shell PLC, Class B1	66,360	1,515
Other securities		3,382
		14,430

Industrials 5.10%
BAE Systems PLC[1]	398,200	2,931
Lockheed Martin Corp.	12,355	2,683
Other securities		6,462
		12,076

Materials 2.61%
Dow Chemical Co.	30,615	1,576
Amcor Ltd.[1]	155,910	1,517
Other securities		3,103
		6,196

Miscellaneous 0.63%
Other common stocks in initial period of acquisition		1,495

Total common stocks (cost: $200,112,000)		191,417

Convertible stocks 0.32%
Financials 0.32%
Other securities		757

Total convertible stocks (cost: $756,000)		757

Bonds, notes & other debt instruments 15.69%	Principal amount (000)
U.S. Treasury bonds & notes 5.80%
U.S. Treasury 5.35%
U.S. Treasury 8.00% 2021	$4,750	6,346
U.S. Treasury 3.00% 2045	2,757	2,747
U.S. Treasury 1.25%–2.88% 2020–2045	3,625	3,595
		12,688

U.S. Treasury inflation-protected securities 0.45%
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	1,103	1,069

Total U.S. Treasury bonds & notes		13,757

Mortgage-backed obligations 5.67%
Federal agency mortgage-backed obligations 5.64%
Government National Mortgage Assn. 4.00% 2045[3]	6,859	7,289
Government National Mortgage Assn. 4.36%–6.86% 2045–2063[3]	5,659	6,063
		13,352

American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Commercial mortgage-backed securities 0.03%
Other securities		$81

Total mortgage-backed obligations		13,433

Corporate bonds & notes 2.99%
Financials 1.18%
Wells Fargo & Co. 5.625% 2017	$100	107
Wells Fargo & Co. 4.60% 2021	300	327
Other securities		2,357
		2,791

Utilities 0.24%
Progress Energy, Inc. 7.05% 2019	100	114
Other securities		443
		557

Telecommunication services 0.18%
Verizon Communications Inc. 4.50%–5.50% 2018–2020	400	430

Consumer staples 0.15%
Altria Group, Inc. 9.25% 2019	200	245
Other securities		110
		355

Other 1.24%
Other securities		2,953

Total corporate bonds & notes		7,086

Asset-backed obligations 1.23%
Other securities		2,909

Total bonds, notes & other debt instruments (cost: $37,383,000)		37,185

Short-term securities 3.80%
Chevron Corp. 0.17% due 1/19/2016[4]	2,400	2,399
General Electric Co. 0.15% due 1/4/2016	4,000	4,000
Other securities		2,600

Total short-term securities (cost: $9,000,000)		8,999
Total investment securities 100.57% (cost: $247,251,000)		238,358
Other assets less liabilities (0.57)%		(1,353)

Net assets 100.00%		$237,005

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Capital Income Builder

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $95,783,000, which represented 40.41% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,848,000, which represented 1.20% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio December 31, 2015

Common stocks 66.06%	Shares	Value (000)
Information technology 14.44%
Microsoft Corp.	15,325,000	$850,231
Intel Corp.	6,879,000	236,981
VeriSign, Inc.[1]	2,675,000	233,688
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	10,000,000	227,500
ASML Holding NV (New York registered)	2,200,000	195,294
Intuit Inc.	2,000,000	193,000
Texas Instruments Inc.	3,000,000	164,430
KLA-Tencor Corp.	2,000,000	138,700
Other securities		412,903
		2,652,727

Consumer discretionary 10.72%
Comcast Corp., Class A	6,840,000	385,981
Amazon.com, Inc.[1]	568,000	383,906
Home Depot, Inc.	2,405,000	318,061
VF Corp.	3,230,000	201,067
Twenty-First Century Fox, Inc., Class A	5,850,000	158,886
Newell Rubbermaid Inc.	3,000,000	132,240
General Motors Co.	3,500,000	119,035
Other securities		270,944
		1,970,120

Financials 8.82%
JPMorgan Chase & Co.	4,925,000	325,198
ACE Ltd.	2,620,000	306,147
First Republic Bank	2,200,000	145,332
Citigroup Inc.	2,750,000	142,312
PNC Financial Services Group, Inc.	1,200,000	114,372
Other securities		586,093
		1,619,454

Industrials 8.22%
Lockheed Martin Corp.	2,115,000	459,272
Boeing Co.	1,720,000	248,695
Robert Half International Inc.	2,800,000	131,992
Nielsen Holdings PLC	2,500,000	116,500
Other securities		554,365
		1,510,824

Health care 7.86%
Merck & Co., Inc.	5,450,000	287,869
UnitedHealth Group Inc.	2,417,000	284,336
Johnson & Johnson	2,075,000	213,144
Humana Inc.	1,019,000	181,902
Pfizer Inc.	4,910,000	158,495
Other securities		317,639
		1,443,385

Energy 5.64%
Weatherford International PLC[1]	19,500,000	163,605
Noble Energy, Inc.	4,700,000	154,771
Chevron Corp.	1,625,000	146,185
Concho Resources Inc.[1]	1,335,000	123,968
Tallgrass Energy GP, LP, Class A1,2	3,100,000	49,507
Other securities		398,736
		1,036,772

American Funds Insurance Series

Asset Allocation Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 4.21%
Philip Morris International Inc.	2,850,000	$250,543
Coca-Cola Co.	3,440,000	147,782
Other securities		375,281
		773,606

Materials 4.02%
E.I. du Pont de Nemours and Co.	3,860,781	257,128
FMC Corp.	3,350,000	131,085
LyondellBasell Industries NV	1,500,000	130,350
Dow Chemical Co.	2,500,000	128,700
Other securities		91,417
		738,680

Other 1.47%
Other securities		269,194

Miscellaneous 0.66%
Other common stocks in initial period of acquisition		120,717

Total common stocks (cost: $8,966,609,000)		12,135,479

Convertible stocks 0.04%
Industrials 0.04%
Other securities		6,616

Total convertible stocks (cost: $15,028,000)		6,616

Bonds, notes & other debt instruments 24.41%	Principal amount (000)
U.S. Treasury bonds & notes 10.92%
U.S. Treasury 8.84%
U.S. Treasury 0.625% 2017	$125,000	124,336
U.S. Treasury 0.625% 2018	153,000	151,123
U.S. Treasury 1.50% 2019	400,000	401,648
U.S. Treasury 1.25% 2020	327,000	322,069
U.S. Treasury 1.625% 2020	125,000	124,452
U.S. Treasury 1.13%–7.25% 2016–2045[3]	494,500	499,708
		1,623,336

U.S. Treasury inflation-protected securities 2.08%
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	179,402	177,514
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	130,448	132,911
U.S. Treasury Inflation-Protected Securities 0.38%–0.75% 2025–2045[4]	80,104	71,510
		381,935

Total U.S. Treasury bonds & notes		2,005,271

Corporate bonds & notes 7.96%
Financials 1.47%
ACE INA Holdings Inc. 2.30%–3.35% 2020–2026	9,300	9,236
Citigroup Inc. 2.65% 2020	8,500	8,448
JPMorgan Chase & Co. 1.35%–3.25% 2017–2022	4,515	4,534
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,196
Other securities		244,276
		269,690

Health care 1.36%
UnitedHealth Group Inc. 3.35% 2022	4,355	4,459
Other securities		245,108
		249,567

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Energy 1.11%
Other securities		$204,078

Industrials 0.63%
Lockheed Martin Corp. 3.10%–3.55% 2023–2026	$9,000	9,062
Other securities		107,333
		116,395

Consumer discretionary 0.63%
Amazon.com, Inc. 4.80% 2034	6,000	6,334
Other securities		108,994
		115,328

Information technology 0.38%
Microsoft Corp. 2.65%–4.20% 2022–2035	12,000	12,135
Other securities		57,775
		69,910

Consumer staples 0.29%
Philip Morris International Inc. 3.25%–4.25% 2024–2044	7,000	6,973
Other securities		46,432
		53,405

Other 2.09%
Other securities		384,729

Total corporate bonds & notes		1,463,102

Mortgage-backed obligations 4.55%
Federal agency mortgage-backed obligations 3.12%
Fannie Mae 0%–7.50% 2021–2047[5,6]	225,021	240,074
Freddie Mac 3.50%–6.50% 2023–2046[5,6,7]	149,603	157,739
Other securities		180,093
		577,906

Other mortgage-backed securities 0.70%
Fannie Mae 2.30%–3.51% 2022–2024[5,7]	47,582	49,011
Freddie Mac 1.69%–3.33% 2020–2025[5,7]	66,719	67,910
Other securities		12,854
		129,775

Other 0.73%
Other securities		127,950

Total mortgage-backed obligations		835,631

Federal agency bonds & notes 0.39%
Fannie Mae 2.625% 2024	11,190	11,318
Freddie Mac 0.75%–2.50% 2016–2018	58,300	58,096
Other securities		1,606

Total federal agency bonds & notes		71,020

Other 0.59%
Other securities		109,487

Total bonds, notes & other debt instruments (cost: $4,622,901,000)		4,484,511

American Funds Insurance Series

Asset Allocation Fund

Short-term securities 11.58%	Principal amount (000)	Value (000)
CAFCO, LLC 0.28%–0.40% due 2/17/2016–2/29/2016	$95,800	$95,763
Chariot Funding, LLC 0.42% due 1/4/2016[8]	47,500	47,498
Ciesco LLC 0.34% due 3/1/2016	50,000	49,976
ExxonMobil Corp. 0.13%–0.36% due 1/5/2016–1/25/2016	154,400	154,380
Federal Home Loan Bank 0.08%–0.54% due 1/7/2016–5/9/2016	859,800	859,509
Freddie Mac 0.15%–0.51% due 1/20/2016–5/18/2016	356,800	356,561
Pfizer Inc 0.42%–0.45% due 3/14/2016–3/22/2016[8]	79,100	79,037
U.S. Treasury Bills 0.21%–0.42% due 3/3/2016–5/19/2016	100,000	99,934
Other securities		384,409

Total short-term securities (cost: $2,126,686,000)		2,127,067
Total investment securities 102.09% (cost: $15,731,224,000)		18,753,673
Other assets less liabilities (2.09)%		(383,106)

Net assets 100.00%		$18,370,567

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $337,743,000, which represented 1.84% of the net assets of the fund. This amount includes $313,884,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Some of these securities (with an aggregate value of $6,616,000, an aggregate cost of $15,029,000, and which represented .04% of the net assets of the fund) were acquired from 3/10/2010 to 5/2/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $36,916,000, which represented .20% of the net assets of the fund.

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $379,083,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Receive	LCH	3-month USD-LIBOR	0.921%	3/5/2017	$50,000	$17
Receive	LCH	3-month USD-LIBOR	1.929	9/29/2019	80,000	1,129
Receive	LCH	3-month USD-LIBOR	1.6365	10/16/2019	124,000	412
Pay	LCH	3-month USD-LIBOR	1.734	3/5/2020	23,000	(123)
Pay	LCH	3-month USD-LIBOR	2.652	9/29/2024	26,000	(1,182)
Pay	LCH	3-month USD-LIBOR	3.402	6/23/2044	18,000	(3,014)
Pay	LCH	3-month USD-LIBOR	2.945	10/16/2044	28,000	(1,991)
						$(4,752)

American Funds Insurance Series

Asset Allocation Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is shown in the summary investment portfolio under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2015 (000)
Tallgrass Energy GP, LP, Class A1	—	3,100,000	—	3,100,000	$—	$49,507

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,921,000, which represented .04% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $978,698,000, which represented 5.33% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

LCH = LCH.Clearnet

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series

Global Balanced Fund

Summary investment portfolio December 31, 2015

Common stocks 64.36%	Shares	Value (000)
Industrials 11.62%
BAE Systems PLC[1]	447,400	$3,293
ASSA ABLOY AB, Class B1	155,000	3,246
General Electric Co.	93,700	2,919
KONE Oyj, Class B1	56,600	2,380
Boeing Co.	16,000	2,313
Randstad Holding NV1	22,947	1,427
Robert Half International Inc.	30,000	1,414
Other securities		8,482
		25,474

Consumer staples 10.00%
Pernod Ricard SA1	30,220	3,436
Coca-Cola Co.	57,000	2,449
SABMiller PLC[1]	39,900	2,390
Nestlé SA1	27,200	2,016
British American Tobacco PLC[1]	35,950	1,997
Reynolds American Inc.	42,104	1,943
Altria Group, Inc.	31,000	1,805
Costco Wholesale Corp.	10,170	1,642
Kroger Co.	34,000	1,422
Other securities		2,822
		21,922

Health care 8.93%
Merck & Co., Inc.	81,120	4,285
Humana Inc.	20,830	3,718
Pfizer Inc.	74,000	2,389
Medtronic PLC	27,400	2,108
Novartis AG1	22,300	1,906
Other securities		5,173
		19,579

Information technology 8.09%
Microsoft Corp.	103,000	5,715
ASML Holding NV1	47,969	4,275
Nintendo Co., Ltd.[1]	19,000	2,616
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	300,000	1,295
Other securities		3,829
		17,730

Financials 7.79%
ORIX Corp.[1]	195,000	2,735
Link Real Estate Investment Trust[1]	429,509	2,562
JPMorgan Chase & Co.	38,700	2,555
AIA Group Ltd.[1]	380,000	2,264
Wells Fargo & Co.	24,000	1,305
Sumitomo Mitsui Financial Group, Inc.[1]	15,500	585
Other securities		5,066
		17,072

Consumer discretionary 5.70%
Home Depot, Inc.	22,030	2,913
Amazon.com, Inc.[2]	4,100	2,771
Paddy Power PLC[1]	11,000	1,469
McDonald’s Corp.	11,500	1,359
Other securities		3,990
		12,502

American Funds Insurance Series

Global Balanced Fund

Common stocks	Shares		Value (000)
Energy 4.41%
Royal Dutch Shell PLC, Class B1		101,720	$2,322
Royal Dutch Shell PLC, Class A (GBP denominated)[1]		575	13
ConocoPhillips		45,506	2,125
Chevron Corp.		18,530	1,667
Schlumberger Ltd.		20,400	1,423
Other securities			2,132
			9,682

Materials 4.26%
E.I. du Pont de Nemours and Co.		55,500	3,696
Dow Chemical Co.		40,000	2,059
Other securities			3,598
			9,353

Utilities 1.68%
EDP - Energias de Portugal, SA1		625,000	2,246
Power Assets Holdings Ltd.[1]		157,500	1,446
			3,692

Telecommunication services 1.32%
Verizon Communications Inc.		27,850	1,287
Other securities			1,609
			2,896

Miscellaneous 0.56%
Other common stocks in initial period of acquisition			1,221

Total common stocks (cost: $123,595,000)			141,123

Convertible bonds 0.12%	Principal amount (000)
Consumer staples 0.12%
Other securities			265

Total convertible bonds (cost: $505,000)			265

Bonds, notes & other debt instruments 31.15%
Bonds & notes of governments & government agencies outside the U.S. 13.93%
Japanese Government 0.10%–2.30% 2018–2044[3]		¥649,960	5,772
Polish Government, Series 1020, 5.25% 2020	PLN	4,750	1,377
Polish Government 3.25%–5.75% 2017–2025		6,840	1,938
United Kingdom 1.75%–4.75% 2019–2046		£1,970	3,119
United Mexican States Government 2.00%–10.00% 2017–2040[3]	MXN	48,294	3,100
United Mexican States Government Global 4.60%–4.75% 2044–2046		$350	315
Other securities			14,927
			30,548

U.S. Treasury bonds & notes 8.17%
U.S. Treasury 6.51%
U.S. Treasury 1.50% 2020		1,500	1,488
U.S. Treasury 0.88%–4.38% 2016–2045		12,783	12,772
			14,260

U.S. Treasury inflation-protected securities 1.66%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2017–2045[3]		3,696	3,641

Total U.S. Treasury bonds & notes			17,901

American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds & notes 6.11%
Financials 2.03%
JPMorgan Chase & Co. 2.55%–3.25% 2020–2022		$103	$102
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)		135	147
Other securities			4,201
			4,450

Health care 0.81%
Humana Inc. 3.15% 2022		100	97
Medtronic, Inc. 3.50% 2025		225	228
Other securities			1,460
			1,785

Consumer staples 0.66%
Altria Group, Inc. 2.63%–4.75% 2020–2042		400	401
Coca-Cola Co. 1.80% 2016		85	86
Pernod Ricard SA 4.45% 2022[4]		150	156
Other securities			800
			1,443

Industrials 0.40%
General Electric Capital Corp. 2.30%–3.15% 2017–2022		215	218
Other securities			653
			871

Other 2.21%
Other securities			4,853

Total corporate bonds & notes			13,402

Mortgage-backed obligations 2.79%
Federal agency mortgage-backed obligations 1.51%
Government National Mortgage Assn. 3.50% 2046[5,6]		1,550	1,615
Government National Mortgage Assn. 4.00%–4.50% 2045[5]		675	724
Other securities			975
			3,314

Other mortgage-backed securities 1.08%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr	9,413	1,326
Other securities			1,054
			2,380

Commercial mortgage-backed securities 0.20%
Other securities			429

Total mortgage-backed obligations			6,123

Asset-backed obligations 0.15%
Other securities			322

Total bonds, notes & other debt instruments (cost: $71,693,000)			68,296

American Funds Insurance Series

Global Balanced Fund

Short-term securities 5.24%	Principal amount (000)	Value (000)
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.38% due 1/4/2016	$3,100	$3,100
Liberty Street Funding Corp. 0.45% due 1/21/2016[4]	1,400	1,400
Mitsubishi UFJ Trust and Banking Corp. 0.32% due 1/26/2016[4]	2,700	2,699
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[4]	4,300	4,298

Total short-term securities (cost: $11,497,000)		11,497
Total investment securities 100.87% (cost: $207,290,000)		221,181
Other assets less liabilities (0.87)%		(1,917)

Net assets 100.00%		$219,264

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Global Balanced Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $11,737,000.

					Unrealized appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Euros	1/14/2016	UBS AG	€325	$344	$ 9
Euros	1/21/2016	HSBC Bank	€249	$275	(4)
Japanese yen	1/12/2016	Bank of New York Mellon	¥36,324	$300	2
Japanese yen	1/21/2016	UBS AG	¥45,688	$372	9
Japanese yen	1/22/2016	HSBC Bank	¥36,271	$300	2
Japanese yen	1/28/2016	UBS AG	¥58,364	$476	9
Japanese yen	1/29/2016	HSBC Bank	¥116,266	$948	20
Japanese yen	2/3/2016	Citibank	¥18,091	$150	1
Japanese yen	2/12/2016	HSBC Bank	¥22,250	$181	4
Japanese yen	2/18/2016	HSBC Bank	¥43,305	$356	4
					$ 56
Sales:
British pounds	1/13/2016	JPMorgan Chase	¥37,044	£200	13
British pounds	1/22/2016	HSBC Bank	$303	£200	9
British pounds	1/25/2016	Bank of America, N.A.	€138	£100	2
British pounds	1/29/2016	HSBC Bank	$886	£595	8
British pounds	1/29/2016	Bank of America, N.A.	C$416	£200	6
British pounds	1/29/2016	HSBC Bank	€138	£100	2
British pounds	1/29/2016	Citibank	$149	£100	1
Euros	1/8/2016	HSBC Bank	$360	€340	(10)
Euros	1/21/2016	HSBC Bank	¥46,521	€350	7
Euros	1/22/2016	Bank of America, N.A.	$318	€290	3
Indian rupees	1/19/2016	JPMorgan Chase	$152	INR10,200	(1)
Japanese yen	1/20/2016	JPMorgan Chase	$1,030	¥125,000	(11)
Japanese yen	1/21/2016	Bank of New York Mellon	$585	¥71,000	(6)
Malaysian ringgits	1/13/2016	UBS AG	$78	MYR330	1
Mexican pesos	1/14/2016	Bank of America, N.A.	$6	MXN100	— [7]
Mexican pesos	1/28/2016	Barclays Bank PLC	$298	MXN5,100	3
Norwegian kroner	1/25/2016	Bank of America, N.A.	$200	NKr1,736	4
Polish zloty	1/12/2016	Barclays Bank PLC	$314	PLN1,250	(4)
Polish zloty	1/12/2016	JPMorgan Chase	$367	PLN1,480	(10)
Polish zloty	1/21/2016	UBS AG	€689	PLN3,000	(15)
South African rand	1/12/2016	UBS AG	$136	ZAR1,975	8
South African rand	1/14/2016	Bank of America, N.A.	$75	ZAR1,150	1
South African rand	1/28/2016	JPMorgan Chase	$116	ZAR1,750	4
Swedish kronor	1/29/2016	HSBC Bank	€108	SKr1,000	(1)
Swedish kronor	1/29/2016	Citibank	$339	SKr2,900	(5)
Turkish lira	1/15/2016	Bank of America, N.A.	$67	TRY200	(1)
					$ 8
Forward currency contracts — net					$ 64

American Funds Insurance Series

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $68,155,000, which represented 31.08% of the net assets of the fund. This amount includes $67,674,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $12,402,000, which represented 5.66% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Amount less than one thousand.

Key to abbreviations and symbols

TBA = To-be-announced

C$ = Canadian dollars

DKr = Danish kroner

€ = Euros

GBP/£ = British pounds

INR = Indian rupees

¥ = Japanese yen

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PLN = Polish zloty

SKr = Swedish kronor

TRY = Turkish lira

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Bond Fund

Summary investment portfolio December 31, 2015

Bonds, notes & other debt instruments 92.95%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 38.15%
U.S. Treasury 31.79%
U.S. Treasury 0.75% 2017[1]	$44,279	$44,151
U.S. Treasury 8.75% 2017	50,000	55,322
U.S. Treasury 1.25% 2018	218,100	217,910
U.S. Treasury 1.375% 2018	87,750	88,158
U.S. Treasury 1.50% 2018	86,875	87,499
U.S. Treasury 1.50% 2019	74,375	74,681
U.S. Treasury 1.625% 2019	216,250	216,959
U.S. Treasury 1.625% 2019	152,625	153,222
U.S. Treasury 1.625% 2019	87,900	87,941
U.S. Treasury 1.125% 2020	67,300	65,815
U.S. Treasury 1.25% 2020	88,700	87,362
U.S. Treasury 1.25% 2020	44,425	43,715
U.S. Treasury 1.375% 2020	68,250	67,298
U.S. Treasury 8.75% 2020	40,000	52,419
U.S. Treasury 2.125% 2021	80,000	80,731
U.S. Treasury 2.00% 2022	450,000	447,678
U.S. Treasury 2.125% 2022	288,550	290,117
U.S. Treasury 1.75% 2023	47,000	45,805
U.S. Treasury 2.25% 2024	45,000	44,987
U.S. Treasury 2.75% 2024	40,050	41,732
U.S. Treasury 2.00% 2025	111,550	108,768
U.S. Treasury 2.125% 2025	92,650	91,412
U.S. Treasury 3.625% 2043	75,400	85,007
U.S. Treasury 2.875% 2045	65,200	63,387
U.S. Treasury 3.00% 2045	266,100	265,552
U.S. Treasury 0.63%–6.13% 2016–2027[1]	238,748	247,905
		3,155,533

U.S. Treasury inflation-protected securities 6.36%
U.S. Treasury Inflation-Protected Security 0.625% 2021[2]	162,512	163,733
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	68,334	65,260
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	306,699	297,097
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	41,280	42,059
U.S. Treasury Inflation-Protected Securities 0.13%–2.00% 2023–2045[2]	70,029	62,701
		630,850

Total U.S. Treasury bonds & notes		3,786,383

Corporate bonds & notes 30.05%
Financials 7.60%
Other securities		753,772

Health care 6.48%
Other securities		642,617

Energy 3.38%
Chevron Corp. 2.355% 2022	5,000	4,782
Chevron Corp. 2.411% 2022	3,630	3,538
Other securities		327,563
		335,883

Consumer discretionary 3.09%
Other securities		306,682

Utilities 2.94%
Other securities		291,609

American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Consumer staples 2.54%
Other securities		$252,337

Telecommunication services 1.48%
Other securities		147,056

Industrials 1.15%
Other securities		113,600

Other 1.39%
Other securities		138,813

Total corporate bonds & notes		2,982,369

Mortgage-backed obligations 19.06%
Federal agency mortgage-backed obligations 15.35%
Fannie Mae 3.00% 2046[3,4]	$369,430	398,322
Fannie Mae 3.50% 2046[3,4]	140,000	144,406
Fannie Mae 1.89%–9.39% 2023–2042[3,5]	35,883	39,869
Freddie Mac 4.00% 2046[3,4]	400,000	421,670
Freddie Mac 3.00% 2035[3]	71,705	73,237
Freddie Mac 0%–5.50% 2033–2041[3]	8,779	9,515
Government National Mortgage Assn. 3.50% 2045[3]	74,284	77,549
Government National Mortgage Assn. 4.00% 2045[3]	91,641	97,476
Government National Mortgage Assn. 4.50% 2045[3]	50,231	54,080
Government National Mortgage Assn. 4.50% 2045[3]	38,477	41,414
Government National Mortgage Assn. 4.00% 2046[3,4]	65,460	69,503
Government National Mortgage Assn. 4.00%–4.50% 2040–2045[3]	89,897	96,799
		1,523,840

Commercial mortgage-backed securities 2.90%
Other securities		288,009

Other mortgage-backed securities 0.81%
Freddie Mac 2.37%–3.53% 2021–2025[3,5]	40,105	40,692
Other securities		39,348
		80,040

Total mortgage-backed obligations		1,891,889

Bonds & notes of governments & government agencies outside the U.S. 2.54%
Japanese Government, Series 19, 0.10% 2024[2]	¥4,804,800	42,354
Other securities		209,669
		252,023

Federal agency bonds & notes 1.13%
Fannie Mae 2.625% 2024	$12,910	13,057
Freddie Mac 1.25% 2019	44,500	43,871
Other securities		55,654
		112,582

Asset-backed obligations 1.02%
Other securities		100,900

American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 1.00%
Other securities		$98,750

Total bonds, notes & other debt instruments (cost: $9,302,809,000)		9,224,896

Preferred securities 0.01%	Shares
Financials 0.01%
Other securities		658

Total preferred securities (cost: $620,000)		658

Common stocks 0.01%
Consumer discretionary 0.00%
Other securities		—

Miscellaneous 0.01%
Other common stocks in initial period of acquisition		1,425

Total common stocks (cost: $3,199,000)		1,425

Short-term securities 14.66%	Principal amount (000)
Apple Inc. 0.15%–0.20% due 1/20/2016–1/21/2016[6]	$73,800	73,786
Caterpillar Financial Services Corp. 0.46% due 2/19/2016	50,000	49,973
Chariot Funding, LLC 0.42% due 1/12/2016[6]	54,600	54,592
Chevron Corp. 0.19%–0.25% due 1/12/2016–2/5/2016[6]	101,700	101,677
Federal Home Loan Bank 0.10%–0.52% due 1/6/2016–5/20/2016	572,720	572,543
Freddie Mac 0.16%–0.51% due 1/4/2016–4/25/2016	243,800	243,692
John Deere Capital Corp. 0.32% due 1/14/2016[6]	20,000	19,998
John Deere Financial Inc. 0.18% due 1/14/2016[6]	50,000	49,995
Johnson & Johnson 0.30% due 1/5/2016[6]	45,500	45,499
Pfizer Inc 0.31%–0.42% due 2/22/2016–3/14/2016[6]	50,700	50,671
Wells Fargo Bank, N.A. 0.69%–0.70% due 6/1/2016–6/7/2016	75,000	75,119
Other securities		117,592

Total short-term securities (cost: $1,454,922,000)		1,455,137
Total investment securities 107.63% (cost: $10,761,550,000)		10,682,116
Other assets less liabilities (7.63)%		(757,217)

Net assets 100.00%		$9,924,899

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,082,000, which represented .01% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,224,000, which represented .12% of the net assets of the fund.

American Funds Insurance Series

Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $219,115,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
British pounds	1/28/2016	UBS AG	$8,890	£5,965	$ 96
Danish kroner	1/29/2016	HSBC Bank	$38,713	DKr266,000	(55)
Euros	1/25/2016	JPMorgan Chase	$12,028	€10,985	82
Euros	1/29/2016	HSBC Bank	$10,920	€10,060	(21)
Euros	1/29/2016	HSBC Bank	$22,291	€20,600	(112)
Indian rupees	1/19/2016	JPMorgan Chase	$19,470	INR1,304,000	(179)
Japanese yen	1/15/2016	UBS AG	$40,188	¥4,930,000	(843)
					$(1,032)

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $5,951,561,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.684%	10/19/2017	$465,000	$3,464
Pay	LCH	3-month USD-LIBOR	0.765	10/27/2017	27,500	169
Pay	LCH	3-month USD-LIBOR	1.109	12/24/2017	400,000	436
Receive	LCH	3-month USD-LIBOR	1.145	9/10/2018	100,000	(507)
Pay	LCH	3-month USD-LIBOR	0.9305	10/16/2018	311,000	3,667
Receive	LCH	3-month USD-LIBOR	1.669	10/28/2019	112,000	497
Receive	LCH	3-month USD-LIBOR	1.6915	6/3/2020	1,600	4
Receive	LCH	3-month USD-LIBOR	1.802	6/9/2020	244,700	1,686
Receive	LCH	3-month USD-LIBOR	1.793	6/26/2020	120,000	728
Receive	LCH	3-month USD-LIBOR	1.8135	6/26/2020	47,900	333
Pay	LCH	3-month USD-LIBOR	1.772	7/20/2020	1,320	(7)
Pay	LCH	3-month USD-LIBOR	1.752	8/3/2020	495	(2)
Receive	LCH	3-month USD-LIBOR	1.628	8/24/2020	7,000	(13)
Receive	LCH	3-month USD-LIBOR	1.566	8/27/2020	100,000	(474)
Receive	LCH	3-month USD-LIBOR	1.556	8/27/2020	100,000	(519)
Receive	LCH	3-month USD-LIBOR	1.598	8/28/2020	100,000	(330)
Pay	LCH	3-month USD-LIBOR	1.607	9/4/2020	6,000	18
Pay	LCH	3-month USD-LIBOR	1.45	10/13/2020	1,500	17
Receive	LCH	3-month USD-LIBOR	1.6625	12/18/2020	225,000	(571)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	120,000	83
Pay	LCH	3-month USD-LIBOR	2.1305	7/17/2022	100,000	(1,452)
Receive	LCH	3-month USD-LIBOR	1.9375	12/18/2022	150,000	(40)
Pay	LCH	3-month USD-LIBOR	2.805	3/21/2024	1,100	(64)
Pay	LCH	3-month USD-LIBOR	2.701	6/9/2024	60,000	(2,994)
Pay	LCH	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(77)
Pay	LCH	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(54)
Pay	LCH	3-month USD-LIBOR	2.54	10/3/2024	400	(15)
Pay	LCH	6-month EURIBOR	0.9852	10/17/2024	€25,000	(298)
Pay	LCH	3-month USD-LIBOR	2.342	10/21/2024	$290	(6)
Pay	LCH	3-month USD-LIBOR	2.326	10/22/2024	800	(15)
Pay	LCH	3-month USD-LIBOR	2.372	10/24/2024	1,150	(26)

American Funds Insurance Series

Bond Fund

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.438%	11/19/2024	$2,750	$(77)
Pay	LCH	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(678)
Pay	LCH	3-month USD-LIBOR	2.4295	11/25/2024	800	(22)
Pay	LCH	3-month USD-LIBOR	2.353	12/8/2024	700	(14)
Pay	LCH	3-month USD-LIBOR	2.2845	12/12/2024	330	(5)
Pay	LCH	3-month USD-LIBOR	1.8185	1/20/2025	900	23
Pay	LCH	3-month USD-LIBOR	1.9365	1/22/2025	1,500	23
Pay	LCH	6-month JPY-LIBOR	0.5327	3/4/2025	¥4,800,000	(579)
Pay	LCH	3-month USD-LIBOR	2.192	3/18/2025	$1,850	(10)
Pay	LCH	3-month USD-LIBOR	2.0475	3/23/2025	450	3
Pay	LCH	3-month USD-LIBOR	2.3175	5/8/2025	1,500	(24)
Pay	LCH	3-month USD-LIBOR	2.339	5/13/2025	375	(7)
Pay	LCH	3-month USD-LIBOR	2.351	5/15/2025	590	(11)
Pay	LCH	3-month USD-LIBOR	2.287	5/20/2025	500	(7)
Pay	LCH	3-month USD-LIBOR	2.227	5/28/2025	260	(2)
Pay	LCH	3-month USD-LIBOR	2.2125	5/29/2025	465	(3)
Pay	LCH	3-month USD-LIBOR	2.2185	6/1/2025	1,150	(8)
Pay	LCH	3-month USD-LIBOR	2.451	6/5/2025	650	(18)
Pay	LCH	3-month USD-LIBOR	2.486	6/9/2025	1,200	(36)
Pay	LCH	3-month USD-LIBOR	2.46	6/10/2025	2,536	(71)
Pay	LCH	3-month USD-LIBOR	2.455	6/24/2025	235	(6)
Pay	LCH	3-month USD-LIBOR	2.428	7/2/2025	4,500	(111)
Pay	LCH	3-month USD-LIBOR	2.397	7/13/2025	900	(20)
Pay	LCH	3-month USD-LIBOR	2.535	7/15/2025	800	(27)
Pay	LCH	3-month USD-LIBOR	2.4615	7/22/2025	1,300	(36)
Pay	LCH	3-month USD-LIBOR	2.312	7/29/2025	1,000	(14)
Pay	LCH	3-month USD-LIBOR	2.331	7/30/2025	435	(7)
Pay	LCH	3-month USD-LIBOR	2.3715	7/31/2025	7,500	(148)
Pay	LCH	3-month USD-LIBOR	2.2135	9/4/2025	5,000	(25)
Pay	LCH	3-month USD-LIBOR	2.228	9/4/2025	13,000	(83)
Pay	LCH	3-month USD-LIBOR	2.2365	9/14/2025	4,000	(28)
Pay	LCH	3-month USD-LIBOR	2.186	9/22/2025	38,000	(80)
Receive	LCH	3-month USD-LIBOR	3.0865	8/18/2034	2,250	203
Receive	LCH	3-month USD-LIBOR	2.913	11/24/2034	10,000	634
Receive	LCH	3-month USD-LIBOR	2.844	6/11/2035	3,250	170
Receive	LCH	3-month USD-LIBOR	2.9535	6/30/2035	2,500	174
Receive	LCH	3-month USD-LIBOR	2.773	7/13/2035	500	20
Receive	LCH	3-month USD-LIBOR	2.589	9/4/2035	3,100	33
Pay	LCH	3-month USD-LIBOR	3.132	10/8/2044	200	(22)
Pay	LCH	3-month USD-LIBOR	3.046	10/10/2044	700	(65)
Pay	LCH	3-month USD-LIBOR	3.0745	11/10/2044	250	(25)
Pay	LCH	3-month USD-LIBOR	3.086	11/10/2044	525	(53)
Pay	LCH	3-month USD-LIBOR	3.061	11/12/2044	200	(19)
Pay	LCH	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(94)
Pay	LCH	3-month USD-LIBOR	2.925	12/3/2044	1,230	(82)
Pay	LCH	3-month USD-LIBOR	2.6695	12/19/2044	200	(2)
Pay	LCH	3-month USD-LIBOR	2.5755	3/5/2045	1,470	12
Receive	LCH	3-month USD-LIBOR	2.377	4/29/2045	1,910	(97)
Pay	LCH	3-month USD-LIBOR	2.6765	5/7/2045	430	(6)
Pay	LCH	3-month USD-LIBOR	2.757	5/8/2045	1,500	(46)
Pay	LCH	3-month USD-LIBOR	2.82049	7/10/2045	43,000	(1,910)
Pay	LCH	3-month USD-LIBOR	2.864	7/13/2045	1,300	(70)
Pay	LCH	3-month USD-LIBOR	2.6815	9/4/2045	2,000	(29)
Pay	LCH	3-month USD-LIBOR	2.5105	10/30/2045	22,000	501
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	51,200	1,012
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	3,800	68
						$1,837

American Funds Insurance Series

Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $24,705,000, which represented .25% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,222,335,000, which represented 12.32% of the net assets of the fund.

Key to abbreviations and symbols

LCH = LCH.Clearnet

TBA = To-be-announced

DKr = Danish kroner

€ = Euros

£ = British pounds

INR = Indian rupees

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Global Bond Fund

Summary investment portfolio December 31, 2015

Bonds, notes & other debt instruments 96.67%	Principal amount (000)		Value (000)
Euros 13.22%
German Government 0.10% 2023[1]		€11,117	$12,667
German Government 2.50% 2046		16,550	22,459
German Government 0.50%–6.25% 2025–2044		12,900	16,687
Hungarian Government 3.88%–6.00% 2018–2020		12,495	15,401
Irish Government 3.90% 2023		13,150	17,495
Irish Government 3.40% 2024		11,810	15,287
Irish Government 2.00%–4.50% 2020–2045		18,490	22,504
Italian Government 4.50% 2024		16,050	21,676
Italian Government 2.15%–4.75% 2021–2030		16,200	20,496
Spanish Government 5.40% 2023		9,625	13,394
Spanish Government 5.15% 2028		3,800	5,505
Spanish Government 5.15% 2044		9,375	14,474
Other securities			98,881
			296,926

Japanese yen 7.12%
Japanese Government, Series 326, 0.70% 2022		¥1,935,000	16,813
Japanese Government, Series 325, 0.80% 2022		1,670,000	14,592
Japanese Government, Series 327, 0.80% 2022		1,645,000	14,388
Japanese Government, Series 329, 0.80% 2023		1,735,000	15,195
Japanese Government, Series 19, 0.10% 2024[1]		2,677,675	23,603
Japanese Government, Series 18, 0.10% 2024[1]		2,299,815	20,206
Japanese Government, Series 116, 2.20% 2030		1,735,000	17,685
Japanese Government 0.10%–2.30% 2016–2044		4,028,000	37,400
			159,882

Danish kroner 4.27%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[2]	DKr	267,401	37,654
Nykredit Realkredit AS, Series 01E, 2.50% 2037[2]		92,690	13,434
Nykredit Realkredit AS, Series 01E, 2.50% 2047[2]		18,961	2,648
Realkredit Danmark AS, Series 22S, 2.00% 2037[2]		196,199	27,535
Realkredit Danmark AS, Series 22S, 2.50% 2037[2]		20,015	2,903
Other securities			11,758
			95,932

Mexican pesos 4.06%
United Mexican States Government, Series M, 6.50% 2021	MXN	368,800	22,245
United Mexican States Government, Series M20, 10.00% 2024		209,500	15,333
United Mexican States Government 4.50% 2025[1]		199,264	12,735
United Mexican States Government 2.00%–10.00% 2016–2042[1]		672,872	40,918
			91,231

Hungarian forints 3.37%
Hungarian Government, Series 19/A, 6.50% 2019	HUF	4,898,830	19,158
Hungarian Government, Series 20/A, 7.50% 2020		9,851,590	41,314
Hungarian Government 3.50%–7.00% 2020–2025		3,906,220	15,216
			75,688

Polish zloty 3.19%
Polish Government, Series 1017, 5.25% 2017	PLN	96,322	26,129
Polish Government, Series 0922, 5.75% 2022		46,600	14,129
Polish Government 3.25%–5.75% 2020–2025		110,720	31,452
			71,710

British pounds 2.68%
United Kingdom 2.25% 2023		£15,045	22,963
United Kingdom 1.00%–3.25% 2017–2044		18,655	29,162
Other securities			8,021
			60,146

American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)		Value (000)
Indian rupees 2.33%
India (Republic of) 7.28% 2019	INR	836,000	$12,572
India (Republic of) 8.83% 2023		1,284,200	20,397
India (Republic of) 8.60% 2028		833,700	13,141
India (Republic of) 9.20% 2030		371,900	6,153
			52,263

Malaysian ringgits 1.26%
Malaysian Government, Series 0315, 3.659% 2020	MYR	79,000	18,565
Malaysian Government, Series 0310, 4.498% 2030		42,250	9,751
			28,316

U.S. dollars 52.82%
Freddie Mac 0%–2.50% 2016–2037[2]		$4,115	4,095
Government National Mortgage Assn. 4.00% 2045[2]		15,122	16,085
Government National Mortgage Assn. 3.50% 2046[2,3]		34,700	36,164
Government National Mortgage Assn. 2.50%–4.50% 2027–2045[2]		12,269	13,082
Hungarian Government 4.00%–7.63% 2018–2041		15,454	17,727
Slovenia (Republic of) 4.75%–5.85% 2018–2024[4]		22,520	25,347
U.S. Treasury 0.875% 2017		12,400	12,376
U.S. Treasury 1.50% 2018		24,825	25,003
U.S. Treasury 1.00% 2019		16,875	16,603
U.S. Treasury 1.625% 2019[5]		26,200	26,328
U.S. Treasury 1.625% 2019		17,094	17,150
U.S. Treasury 1.625% 2019		16,425	16,538
U.S. Treasury 1.125% 2020		26,100	25,524
U.S. Treasury 1.25% 2020		25,850	25,460
U.S. Treasury 1.375% 2020		30,325	29,902
U.S. Treasury 1.375% 2020		12,450	12,255
U.S. Treasury 2.50% 2024		14,600	14,923
U.S. Treasury 3.00% 2045		72,100	71,951
U.S. Treasury 0.63%–5.13% 2016–2045		113,715	113,355
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		39,474	39,058
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]		18,828	17,981
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]		20,861	20,208
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2020–2045[1]		18,112	17,973
United Mexican States Government Global 4.75% 2044		3,200	2,923
Other securities			568,021
			1,186,032

Other 2.35%
Other securities			52,719

Total bonds, notes & other debt instruments (cost: $2,291,068,000)			2,170,845

Convertible stocks 0.01%		Shares
U.S. dollars 0.01%
Other securities			222

Total convertible stocks (cost: $386,000)			222

Common stocks 0.05%
U.S. dollars 0.01%
Other securities			194

Miscellaneous 0.04%
Other common stocks in initial period of acquisition			921

Total common stocks (cost: $3,388,000)			1,115

American Funds Insurance Series

Global Bond Fund

Short-term securities 3.78%	Principal amount (000)	Value (000)
Freddie Mac 0.21%–0.51% due 1/4/2016–4/26/2016	$28,500	$28,477
General Electric Co. 0.15% due 1/4/2016	22,300	22,300
Mitsubishi UFJ Trust and Banking Corp. 0.29% due 1/11/2016[4]	12,200	12,199
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[4]	21,800	21,792

Total short-term securities (cost: $84,752,000)		84,768
Total investment securities 100.51% (cost: $2,379,594,000)		2,256,950
Other assets less liabilities (0.51)%		(11,399)

Net assets 100.00%		$2,245,551

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures, was $834,000, which represented .04% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $222,000, an aggregate cost of $386,000, and which represented .01% of the net assets of the fund) were acquired from 3/10/2010 to 5/2/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,083,000, which represented .27% of the net assets of the fund.

American Funds Insurance Series

Global Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $452,127,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Euros	1/6/2016	JPMorgan Chase	€13,589	$14,364	$ 406
Euros	1/14/2016	UBS AG	€17,250	$18,259	494
Euros	1/21/2016	HSBC Bank	€6,366	$7,033	(111)
Japanese yen	1/12/2016	Citibank	¥3,616,690	$29,502	597
Japanese yen	1/12/2016	Citibank	¥2,715,536	$22,216	383
Japanese yen	1/12/2016	UBS AG	¥786,896	$6,500	49
Japanese yen	1/21/2016	UBS AG	¥1,008,354	$8,199	194
Japanese yen	1/22/2016	HSBC Bank	¥1,653,392	$13,638	125
Japanese yen	1/22/2016	HSBC Bank	¥846,335	$7,000	45
Japanese yen	1/29/2016	HSBC Bank	¥1,458,912	$11,900	245
Japanese yen	2/3/2016	Citibank	¥422,118	$3,500	14
Japanese yen	2/12/2016	HSBC Bank	¥1,310,000	$10,679	230
					$2,671
Sales:
Australian dollars	1/21/2016	Citibank	$362	A$500	(2)
Australian dollars	1/21/2016	UBS AG	$4,113	A$5,790	(101)
British pounds	1/13/2016	JPMorgan Chase	¥703,836	£3,800	255
British pounds	1/22/2016	HSBC Bank	C$4,026	£1,950	35
British pounds	1/25/2016	Bank of America, N.A.	€3,442	£2,500	57
British pounds	1/28/2016	UBS AG	$2,906	£1,950	31
British pounds	1/29/2016	Citibank	$11,884	£7,975	126
British pounds	1/29/2016	HSBC Bank	$11,884	£7,975	126
British pounds	1/29/2016	HSBC Bank	€4,814	£3,500	75
British pounds	1/29/2016	JPMorgan Chase	C$4,004	£1,925	55
Colombian pesos	1/12/2016	JPMorgan Chase	$2,617	COP8,700,000	(120)
Danish kroner	1/25/2016	JPMorgan Chase	€43,564	DKr325,000	11
Euros	1/8/2016	HSBC Bank	$4,548	€4,300	(126)
Euros	1/21/2016	HSBC Bank	¥1,076,215	€8,100	151
Euros	1/22/2016	Bank of America, N.A.	$7,184	€6,550	62
Hungarian forints	1/15/2016	UBS AG	€6,349	HUF2,014,400	(37)
Hungarian forints	1/15/2016	HSBC Bank	€51,253	HUF16,200,000	(89)
Hungarian forints	1/29/2016	HSBC Bank	€3,153	HUF1,000,000	(14)
Indian rupees	1/19/2016	JPMorgan Chase	$3,777	INR253,000	(35)
Indian rupees	1/22/2016	UBS AG	$5,786	INR385,000	(13)
Malaysian ringgits	1/13/2016	UBS AG	$2,676	MYR11,300	47
Mexican pesos	1/14/2016	Bank of America, N.A.	$90	MXN1,500	3
Mexican pesos	1/28/2016	Barclays Bank PLC	$7,249	MXN124,100	63
Norwegian kroner	1/25/2016	Bank of America, N.A.	$2,957	NKr25,613	64
Polish zloty	1/12/2016	Barclays Bank PLC	$5,885	PLN23,400	(79)
Polish zloty	1/12/2016	JPMorgan Chase	$5,885	PLN23,720	(160)
Polish zloty	1/15/2016	Citibank	€10,152	PLN44,200	(227)
Polish zloty	1/21/2016	UBS AG	€12,724	PLN55,400	(281)
South African rand	1/12/2016	UBS AG	$1,670	ZAR24,300	102
South African rand	1/14/2016	Bank of America, N.A.	$1,249	ZAR19,100	18
South African rand	1/28/2016	JPMorgan Chase	$2,324	ZAR35,000	73
Swedish kronor	1/21/2016	Citibank	$4,530	SKr38,340	(15)
Swedish kronor	1/29/2016	HSBC Bank	€2,913	SKr27,000	(33)
Turkish lira	1/15/2016	Bank of America, N.A.	$1,373	TRY4,100	(27)
					$ (5)
Forward currency contracts — net					$2,666

American Funds Insurance Series

Global Bond Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $99,315,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.987%	11/10/2017	$7,000	$16
Pay	LCH	3-month USD-LIBOR	0.9887	11/25/2017	7,000	18
Receive	LCH	3-month USD-LIBOR	1.572	9/16/2020	10,000	(50)
Pay	LCH	6-month JPY-LIBOR	0.5725	3/5/2025	¥2,850,000	(430)
Pay	LCH	3-month USD-LIBOR	2.222	11/10/2025	$6,000	(29)
Pay	LCH	3-month USD-LIBOR	2.555	10/22/2045	10,000	134
Receive	LCH	6-month EURIBOR	1.5093	10/26/2045	€5,000	(139)
Pay	LCH	3-month USD-LIBOR	2.562	11/4/2045	$4,000	48
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	17,400	344
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	1,100	20
Pay	LCH	3-month USD-LIBOR	2.556	11/27/2045	10,000	133
						$65

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $207,741,000, which represented 9.25% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,412,000, which represented .29% of the net assets of the fund.

Key to abbreviations

LCH = LCH.Clearnet
TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio December 31, 2015

Bonds, notes & other debt instruments 85.50%	Principal amount (000)	Value (000)
Corporate bonds & notes 84.08%
Telecommunication services 13.64%
Altice Financing SA 6.625% 2023[1]	$2,335	$2,312
Altice Finco SA 6.50%–9.88% 2020–2025[1]	2,100	2,131
Altice Finco SA, First Lien, 7.75% 2022[1]	1,400	1,267
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,384
Digicel Group Ltd. 8.25% 2020[1]	17,300	14,359
Digicel Group Ltd. 6.00%–7.13% 2021–2022[1]	10,400	8,514
Frontier Communications Corp. 11.00% 2025[1]	11,280	11,195
Frontier Communications Corp. 6.25%–10.50% 2018–2022[1]	20,730	20,776
Intelsat Jackson Holding Co. 6.625% 2022	15,875	10,200
Intelsat Jackson Holding Co. 7.25% 2019–2020	10,200	9,172
Intelsat Luxembourg Holding Co. 6.75% 2018	5,820	4,365
LightSquared, Term Loan, 9.75% 2020[2,3,4]	28,389	26,402
MetroPCS Wireless, Inc. 6.25% 2021	13,925	14,412
MetroPCS Wireless, Inc. 6.625% 2023	3,950	4,039
Neptune Finco Corp. (Altice NV) 6.63%–10.13% 2023–2025[1]	775	809
Numericable Group SA 4.875% 2019[1]	19,075	18,956
Numericable Group SA 6.00% 2022[1]	1,290	1,255
Sprint Nextel Corp. 7.00% 2020	18,030	13,973
Sprint Nextel Corp. 6.88%–11.50% 2017–2028	13,250	10,629
T-Mobile US, Inc. 6.38%–6.73% 2020–2026	11,429	11,799
Trilogy International Partners, LLC 10.25% 2016[1]	12,675	12,406
Wind Acquisition SA 4.75% 2020[1]	6,575	6,526
Wind Acquisition SA 7.375% 2021[1]	21,025	19,921
Other securities		18,108
		244,910

Health care 13.64%
Centene Corp. 4.75% 2022	8,665	8,427
DJO Finco Inc. 8.125% 2021[1]	13,750	12,237
inVentiv Health Inc. 12.00% 2018[1,5]	19,523	17,722
inVentiv Health Inc. 9.00%–10.00% 2018[1]	19,772	19,564
Kinetic Concepts, Inc. 10.50% 2018	23,420	22,893
Kinetic Concepts, Inc. 12.50% 2019	14,035	12,807
Tenet Healthcare Corp. 4.38%–6.75% 2021–2023	4,985	4,674
Tenet Healthcare Corp., First Lien 4.50%–6.00% 2020–2021	17,470	17,751
Valeant Pharmaceuticals International Inc. 7.00% 2020[1]	345	346
Valeant Pharmaceuticals International, Inc., Term Loan BF-1, 4.00% 2022[2,3,4]	399	385
VPI Escrow Corp. 6.75% 2018[1]	8,275	8,242
VPI Escrow Corp. 6.375% 2020[1]	10,070	9,768
VPI Escrow Corp. 7.50% 2021[1]	500	501
VRX Escrow Corp. 6.125% 2025[1]	10,700	9,576
VRX Escrow Corp. 5.38%–5.88% 2020–2023[1]	7,220	6,727
Other securities		93,197
		244,817

Consumer discretionary 12.68%
Boyd Gaming Corp. 9.00% 2020	8,600	9,159
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	12,740	12,804
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	21,345	20,945
DISH DBS Corp. 4.25% 2018	8,975	9,020
Wynn Macau, Ltd. 5.25% 2021[1]	9,300	8,230
Other securities		167,384
		227,542

Industrials 11.75%
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	22,080	15,346
Builders Firstsource 7.625% 2021[1]	12,595	13,319
Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	11,440
DAE Aviation Holdings, Inc. 10.00% 2023[1]	8,495	8,474

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Industrials (continued)
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	$11,350	$9,945
Ply Gem Industries, Inc. 6.50% 2022	9,025	8,292
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	12,220	8,859
Other securities		135,178
		210,853

Energy 9.73%
NGPL PipeCo LLC 9.625% 2019[1]	15,075	14,170
NGPL PipeCo LLC 7.12%–7.77% 2017–2037[1]	10,940	9,753
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	1,637	1,551
Sabine Pass Liquefaction, LLC 5.63%–5.75% 2021–2025[1]	22,090	19,487
Other securities		129,801
		174,762

Materials 9.51%
ArcelorMittal 7.75% 2041	16,855	11,482
ArcelorMittal 6.13%–10.85% 2018–2025	8,610	7,045
First Quantum Minerals Ltd. 6.75% 2020[1]	19,643	12,768
First Quantum Minerals Ltd. 7.00% 2021[1]	17,193	10,875
First Quantum Minerals Ltd. 7.25% 2022[1]	3,025	1,906
FMG Resources 9.75% 2022[1]	22,925	21,091
JMC Steel Group Inc. 8.25% 2018[1]	16,400	10,947
Reynolds Group Holdings, Ltd. 6.00% 2017[1]	675	656
Reynolds Group Inc. 5.75% 2020	25,195	25,691
Reynolds Group Inc. 6.88%–9.88% 2019–2021	2,288	2,318
Other securities		65,950
		170,729

Financials 6.83%
CIT Group Inc. 3.875% 2019	13,340	13,307
iStar Financial Inc. 4.00%–9.00% 2017–2019	19,505	19,281
Realogy Corp. 4.50% 2019[1]	8,975	9,255
Other securities		80,716
		122,559

Information technology 4.18%
First Data Corp. 7.00% 2023[1]	20,925	20,977
First Data Corp. 5.38%–8.75% 2022–2024[1,5]	6,652	6,692
Freescale Semiconductor, Inc. 5.00% 2021[1]	8,250	8,477
Freescale Semiconductor, Inc. 6.00% 2022[1]	13,550	14,227
NXP BV and NXP Funding LLC 4.125% 2020[1]	1,000	1,002
NXP BV and NXP Funding LLC, Term Loan B, 3.75% 2020[2,3,4]	1,950	1,944
Other securities		21,775
		75,094

Utilities 1.38%
Other securities		24,764

Consumer staples 0.74%
Other securities		13,354

Total corporate bonds & notes		1,509,384

Asset-backed obligations 0.17%
Other securities		2,983

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Other bonds & notes 1.25%
U.S. Treasury 1.375% 2020[6]	$10,000	$9,874
Other securities		12,626
		22,500

Total bonds, notes & other debt instruments (cost: $1,773,651,000)		1,534,867

Convertible bonds 0.36%
Energy 0.01%
Other securities		93

Miscellaneous 0.35%
Other convertible bonds in initial period of acquisition		6,374

Total convertible bonds (cost: $9,395,000)		6,467

Convertible stocks 0.61%	Shares
Other 0.53%
Other securities		9,513

Miscellaneous 0.08%
Other convertible stocks in initial period of acquisition		1,518

Total convertible stocks (cost: $15,694,000)		11,031

Common stocks 1.27%
Consumer discretionary 0.48%
Cooper-Standard Holdings Inc.[7]	110,446	8,570
Other securities		—
		8,570

Other 0.23%
Other securities		4,045

Miscellaneous 0.56%
Other common stocks in initial period of acquisition		10,117

Total common stocks (cost: $39,812,000)		22,737

Short-term securities 10.09%	Principal amount (000)
Abbott Laboratories 0.14% due 1/12/2016[1]	$20,000	19,999
Chevron Corp. 0.18% due 1/27/2016[1]	19,600	19,595
Federal Home Loan Bank 0.11%–0.34% due 1/13/2016–2/10/2016	65,300	65,295
Freddie Mac 0.45% due 4/11/2016	27,800	27,780
John Deere Financial Ltd. 0.40% due 1/21/2016[1]	15,000	14,997
Paccar Financial Corp. 0.18% due 1/27/2016	15,100	15,096
Regents of the University of California 0.16% due 1/12/2016	10,000	9,999
Other securities		8,396

Total short-term securities (cost: $181,141,000)		181,157
Total investment securities 97.83% (cost: $2,019,693,000)		1,756,259
Other assets less liabilities 2.17%		38,973

Net assets 100.00%		$1,795,232

American Funds Insurance Series

High-Income Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $21,562,000, which represented 1.20% of the net assets of the fund. Some of these securities in “Other securities” (with an aggregate value of $3,988,000, a cost of $7,069,000, and which represented .22% of the net assets of the fund) were acquired from 3/10/2010-8/22/2014 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $4,948,000.

					Unrealized
			Contract amount		appreciation
			Receive	Deliver	at 12/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Mexican pesos	1/8/2016	JPMorgan Chase	$485	MXN8,063	$18
Mexican pesos	1/8/2016	Citibank	$121	MXN2,000	4
South African rand	1/29/2016	Bank of America, N.A.	$864	ZAR13,200	15
					$37

American Funds Insurance Series

High-Income Bond Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $31,519,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	1.2215%	5/8/2018	$4,500	$3
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.39	9/12/2025	MXN57,000	(9)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.52	9/12/2025	57,000	(43)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.5	9/12/2025	118,000	(77)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.435	9/15/2025	91,000	(32)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.485	9/16/2025	30,000	(17)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.495	9/17/2025	52,000	(32)
Pay	LCH	3-month USD-LIBOR	2.7575	5/22/2045	$750	(23)
Pay	LCH	3-month USD-LIBOR	2.883	6/22/2045	750	(44)
						$(274)

Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $19,108,000.

Centrally cleared credit default swaps on credit indices — sell protection

Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (000)	Unrealized appreciation at 12/31/2015 (000)
NA HY Series 25	ICE	5.00%	12/20/2020	$85,000	$850	$144	$706

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $823,972,000, which represented 45.90% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $77,311,000, which represented 4.31% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,440,000, which represented .36% of the net assets of the fund.
[7]	Security did not produce income during the last 12 months.

Key to abbreviations

CME = CME Group Inc.

ICE = Intercontinental Exchange, Inc.

LCH = LCH.Clearnet

MXN = Mexican pesos

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Mortgage Fund

Summary investment portfolio December 31, 2015

Bonds, notes & other debt instruments 95.66%	Principal amount (000)	Value (000)
Mortgage-backed obligations 60.95%
Federal agency mortgage-backed obligations 54.60%
Fannie Mae 3.50% 2035[1]	$22,420	$23,375
Fannie Mae 5.00% 2036[1]	329	357
Freddie Mac 5.00% 2034[1]	2,399	2,655
Government National Mortgage Assn. 5.50% 2040[1]	3,674	4,119
Government National Mortgage Assn. 5.00% 2041[1]	2,132	2,312
Government National Mortgage Assn. 3.50% 2043[1]	2,701	2,824
Government National Mortgage Assn. 3.50% 2043[1]	2,669	2,803
Government National Mortgage Assn. 3.50% 2043[1]	2,039	2,141
Government National Mortgage Assn. 3.50% 2043[1]	1,942	2,030
Government National Mortgage Assn. 4.25% 2044[1]	2,236	2,417
Government National Mortgage Assn. 4.00% 2045[1]	42,497	45,254
Government National Mortgage Assn. 4.50% 2045[1]	10,141	10,918
Government National Mortgage Assn. 4.50% 2045[1]	1,950	2,099
Government National Mortgage Assn. 4.00% 2046[1,2]	58,467	62,078
Government National Mortgage Assn. 3.50%–6.50% 2034–2044[1]	13,688	14,481
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,258	5,459
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,247	1,317
Other securities		174
		186,813

Commercial mortgage-backed securities 4.53%
Other securities		15,520

Federal agency bonds & notes 1.82%
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,3]	4,722	4,916
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,3]	1,250	1,301
		6,217

Total mortgage-backed obligations		208,550

U.S. Treasury bonds & notes 13.01%
U.S. Treasury inflation-protected securities 10.78%
U.S. Treasury Inflation-Protected Security 0.125% 2016[4]	2,694	2,683
U.S. Treasury Inflation-Protected Security 0.125% 2020[4]	2,539	2,509
U.S. Treasury Inflation-Protected Security 0.375% 2025[4,5]	10,230	9,910
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	3,785	4,307
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	9,669	9,852
U.S. Treasury Inflation-Protected Security 0.75% 2045[4]	7,281	6,358
U.S. Treasury Inflation-Protected Securities 0.13%–0.75% 2024–2042[4]	1,365	1,272
		36,891

U.S. Treasury 2.23%
U.S. Treasury 3.00% 2045	4,000	3,992
U.S. Treasury 1.63%–2.88% 2020–2045[5]	3,700	3,634
		7,626

Total U.S. Treasury bonds & notes		44,517

Asset-backed obligations 11.77%
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.66% 2018[1]	2,000	2,000
Ares CLO Ltd., Series 2012-2-A, Class AR, CLO, 1.611% 2023[1,3,6]	2,000	1,993
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.012% 2020[1,3,6,7]	2,000	1,998
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,6]	6,379	6,327
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.644% 2023[1,3,6]	2,500	2,491
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.604% 2023[1,3,6]	1,834	1,818

American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.605% 2025[1,3,6]	$2,200	$2,165
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	2,084	2,084
Other securities		19,385
		40,261

Federal agency bonds & notes 9.93%
Fannie Mae 1.75% 2019	1,750	1,756
Fannie Mae 1.50% 2020	5,000	4,905
Freddie Mac 2.375% 2022	19,800	20,086
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,227
		33,974

Total bonds, notes & other debt instruments (cost: $327,154,000)		327,302

Short-term securities 35.32%
Apple Inc. 0.16% due 1/15/2016[6]	4,900	4,899
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.33% due 1/13/2016	3,400	3,399
Emerson Electric Co. 0.43% due 1/22/2016[6]	9,100	9,098
ExxonMobil Corp. 0.17% due 1/19/2016	8,000	7,999
Fannie Mae 0.10%–0.20% due 1/5/2016–2/2/2016	4,905	4,905
Federal Farm Credit Banks 0.17% due 1/8/2016	5,000	5,000
Federal Home Loan Bank 0.13%–0.31% due 1/6/2016–3/7/2016	28,250	28,246
Freddie Mac 0.15% due 3/7/2016	9,800	9,797
General Electric Co. 0.15% due 1/4/2016	7,900	7,900
Intel Corp. 0.40% due 2/25/2016	8,000	7,995
International Bank for Reconstruction and Development 0.18% due 1/20/2016	5,000	5,000
John Deere Capital Corp. 0.32% due 1/14/2016[6]	3,800	3,800
Johnson & Johnson 0.30% due 1/5/2016[6]	4,000	4,000
Paccar Financial Corp. 0.40% due 2/16/2016	5,400	5,397
Parker-Hannifin Corp. 0.39% due 1/25/2016[6]	8,000	7,998
USAA Capital Corp. 0.25% due 1/6/2016	5,400	5,400

Total short-term securities (cost: $120,831,000)		120,833
Total investment securities 130.98% (cost: $447,985,000)		448,135
Other assets less liabilities (30.98)%		(106,005)

Net assets 100.00%		$342,130

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Mortgage Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $429,273,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$54,500	$378
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	35,500	244
Pay	LCH	3-month USD-LIBOR	1.039	11/26/2017	800	1
Receive	LCH	3-month USD-LIBOR	1.1005	12/22/2017	49,000	(57)
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	15,000	156
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	5,000	6
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	3,800	39
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	8,500	67
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	8,000	88
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	8,000	81
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	15,000	111
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	15,000	208
Receive	LCH	3-month USD-LIBOR	1.675	10/30/2019	67,500	321
Receive	LCH	3-month USD-LIBOR	1.6625	12/18/2019	3,500	12
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	8,000	19
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	6,000	40
Receive	LCH	3-month USD-LIBOR	1.525	4/27/2020	5,000	(21)
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	9,000	73
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	8,000	69
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	8,000	73
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	1,000	10
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	2,000	9
Pay	LCH	3-month USD-LIBOR	1.5526	11/9/2020	1,000	7
Receive	LCH	3-month USD-LIBOR	1.68	12/22/2020	18,000	(34)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	2,000	(5)
Receive	LCH	3-month USD-LIBOR	2.898	9/23/2023	5,000	322
Receive	LCH	3-month USD-LIBOR	1.9865	10/26/2025	5,500	(90)
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	2,000	9
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	10,000	24
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	3,500	(540)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	2,000	(254)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	2,000	(267)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(392)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	2,000	46
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	3,200	109
Pay	LCH	3-month USD-LIBOR	2.625	6/2/2045	1,000	(2)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	2,500	55
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	1,500	30
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	4,000	74
Receive	LCH	3-month USD-LIBOR	2.55376	11/9/2045	300	(4)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	3,560	69
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	2,000	58
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	2,250	13
						$1,155

American Funds Insurance Series

Mortgage Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,564,000, which represented 1.33% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $60,769,000, which represented 17.76% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $2,304,000, which represented .67% of the net assets of the fund.

Key to abbreviations

CLO = Collateralized Loan Obligation

LCH = LCH.Clearnet

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio December 31, 2015

Bonds, notes & other debt instruments 96.47%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 39.66%
U.S. Treasury 20.12%
U.S. Treasury 1.625% 2019[1]	$66,500	$66,760
U.S. Treasury 3.625% 2019	56,500	60,696
U.S. Treasury 1.375% 2020	64,010	62,903
U.S. Treasury 1.625% 2020	30,000	29,831
U.S. Treasury 2.25% 2021	76,800	78,384
U.S. Treasury 1.625% 2022	32,698	31,778
U.S. Treasury 1.875% 2022	21,700	21,431
U.S. Treasury 2.00% 2022	40,000	39,793
U.S. Treasury 2.00% 2025	31,400	30,617
U.S. Treasury 3.625% 2043	15,850	17,870
U.S. Treasury 2.875% 2045	30,000	29,166
U.S. Treasury 3.00% 2045	87,000	86,821
U.S. Treasury 1.25%–6.25% 2019–2043	58,705	60,175
		616,225

U.S. Treasury inflation-protected securities 19.54%
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	16,163	16,099
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	108,977	107,677
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	49,082	46,660
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	39,514	37,737
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	172,205	166,814
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	52,364	59,583
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	79,300	80,797
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	79,915	69,785
U.S. Treasury Inflation-Protected Securities 0.13%–0.75% 2022–2042[2]	13,576	13,066
		598,218

Total U.S. Treasury bonds & notes		1,214,443

Mortgage-backed obligations 30.85%
Federal agency mortgage-backed obligations 30.85%
Fannie Mae 3.50% 2046[3,4]	43,000	44,353
Fannie Mae 4.00% 2046[3,4]	175,000	184,806
Fannie Mae 0%–9.74% 2017–2044[3,5]	60,832	63,467
Freddie Mac 0%–6.00% 2020–2044[3,5]	66,204	68,672
Government National Mortgage Assn. 4.00% 2045[3]	146,307	155,623
Government National Mortgage Assn. 4.00% 2045[3]	124,610	132,694
Government National Mortgage Assn. 4.50% 2045[3]	43,253	46,567
Government National Mortgage Assn. 4.50% 2045[3]	41,492	44,652
Government National Mortgage Assn. 4.50% 2045[3]	36,419	39,189
Government National Mortgage Assn. 4.00% 2046[3,4]	29,225	31,030
Government National Mortgage Assn. 3.00%–6.50% 2034–2065[3]	72,639	78,549
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.424% 2060[3,5]	19,890	21,261
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	16,555	17,164
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	14,075	14,870
Other securities		1,672
		944,569

Federal agency bonds & notes 25.96%
Fannie Mae 1.75% 2019	16,000	16,056
Fannie Mae 1.50% 2020	94,500	93,269
Fannie Mae 2.63%–7.13% 2017–2030	17,610	19,705
Federal Farm Credit Banks 0.60% 2017	41,774	41,601
Federal Farm Credit Banks 0.40%–0.48% 2017[5]	13,621	13,617
Federal Home Loan Bank 1.75% 2018	38,000	38,415
Federal Home Loan Bank 3.375% 2023	16,715	17,977
Federal Home Loan Bank 0.63%–5.50% 2016–2036	13,675	14,093
Freddie Mac 1.25% 2019	18,730	18,465
Freddie Mac 2.375% 2022	112,000	113,619
Freddie Mac 1.00%–3.75% 2017–2019	14,475	15,392

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Private Export Funding Corp. 1.45% 2019	$17,500	$17,347
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	35,825
Tennessee Valley Authority 1.88%–5.88% 2022–2060	16,840	17,228
TVA Southaven 3.846% 2033[3]	1,604	1,666
U.S. Department of Housing and Urban Development 0.83%–3.70% 2016–2034	98,632	98,028
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,886
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	90,848
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,662
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	43,669
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	4,147	5,202
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,455
Other securities		17,796
		794,821

Total bonds, notes & other debt instruments (cost: $2,959,303,000)		2,953,833

Short-term securities 7.45%
Abbott Laboratories 0.20%–0.23% due 1/26/2016–2/9/2016[6]	34,200	34,192
Apple Inc. 0.16% due 1/15/2016[6]	18,200	18,198
Caterpillar Financial Services Corp. 0.22% due 2/17/2016	40,000	39,980
ExxonMobil Corp. 0.42% due 2/1/2016	26,400	26,392
Federal Farm Credit Banks 0.29% due 5/3/2016	10,300	10,288
Federal Home Loan Bank 0.23%–0.24% due 2/19/2016–3/2/2016	24,000	23,995
Honeywell International Inc. 0.28% due 2/22/2016[6]	50,000	49,971
Regents of the University of California 0.23% due 2/17/2016	25,000	24,993

Total short-term securities (cost: $228,025,000)		228,009
Total investment securities 103.92% (cost: $3,187,328,000)		3,181,842
Other assets less liabilities (3.92)%		(119,956)

Net assets 100.00%		$3,061,886

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $6,226,331,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$432,250	$2,996
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	282,750	1,945
Receive	LCH	3-month USD-LIBOR	0.88144	11/9/2017	348,000	(1,482)
Receive	LCH	3-month USD-LIBOR	0.979	11/12/2017	227,000	(577)
Receive	LCH	3-month USD-LIBOR	0.947	11/17/2017	98,000	(312)
Pay	LCH	3-month USD-LIBOR	0.9675	12/3/2017	286,000	901
Pay	LCH	3-month USD-LIBOR	1.042	12/14/2017	245,000	490
Receive	LCH	3-month USD-LIBOR	1.0455	12/18/2017	140,000	(288)
Receive	LCH	3-month USD-LIBOR	1.101	12/22/2017	261,000	(300)
Pay	LCH	3-month USD-LIBOR	1.11	12/24/2017	122,000	131
Receive	LCH	3-month USD-LIBOR	1.2375	7/16/2018	50,000	(79)
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	175,000	1,818
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	175,000	1,825
Receive	LCH	3-month USD-LIBOR	1.2925	12/10/2018	98,000	(278)
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	100,000	998
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	86,600	881
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	34,700	348
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	64,000	705
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	64,000	647
Receive	LCH	3-month USD-LIBOR	1.7725	8/11/2019	133,000	1,210
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	127,000	1,158
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	52,000	722
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	48,000	376
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	52,000	125
Receive	LCH	3-month USD-LIBOR	1.45	2/2/2020	360,000	(2,041)
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	80,000	192
Receive	LCH	3-month USD-LIBOR	1.672	2/26/2020	43,000	124
Receive	LCH	3-month USD-LIBOR	1.663	5/6/2020	57,000	85
Pay	LCH	3-month USD-LIBOR	1.5875	9/2/2020	50,000	195
Receive	LCH	3-month USD-LIBOR	1.611	11/17/2020	50,000	(213)
Pay	LCH	3-month USD-LIBOR	1.594	11/25/2020	50,000	262
Receive	LCH	3-month USD-LIBOR	1.569	12/2/2020	79,000	(517)
Pay	LCH	3-month USD-LIBOR	1.52	12/3/2020	8,000	71
Pay	LCH	3-month USD-LIBOR	1.61	12/7/2020	117,000	552
Receive	LCH	3-month USD-LIBOR	1.587	12/11/2020	210,000	(1,254)
Receive	LCH	3-month USD-LIBOR	1.6395	12/14/2020	65,000	(229)
Receive	LCH	3-month USD-LIBOR	1.6795	12/22/2020	99,000	(188)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	94,000	65
Pay	LCH	3-month USD-LIBOR	1.727	1/5/2021	42,000	—
Pay	LCH	3-month USD-LIBOR	1.75918	4/29/2022	58,000	400
Receive	LCH	3-month USD-LIBOR	1.9345	5/6/2022	20,000	72
Receive	LCH	3-month USD-LIBOR	2.138	6/22/2022	25,000	379
Receive	LCH	3-month USD-LIBOR	2.0785	6/23/2022	45,000	514
Pay	LCH	3-month USD-LIBOR	1.9605	8/5/2022	36,000	(131)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	280,000	1,546
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	280,000	1,291
Receive	LCH	3-month USD-LIBOR	1.79	9/28/2022	38,000	(321)
Receive	LCH	3-month USD-LIBOR	1.705	10/5/2022	50,000	(701)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	21,000	(50)
Receive	LCH	3-month USD-LIBOR	1.847	11/27/2022	44,000	(251)
Receive	LCH	3-month USD-LIBOR	1.8115	12/4/2022	29,000	(238)
Receive	LCH	3-month USD-LIBOR	1.9225	12/18/2022	36,000	(45)
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(799)

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.2245%	9/14/2025	$45,000	$(262)
Pay	LCH	3-month USD-LIBOR	2.193	9/23/2025	27,500	(74)
Pay	LCH	3-month USD-LIBOR	2.198	9/23/2025	27,500	(87)
Pay	LCH	3-month USD-LIBOR	1.905	10/6/2025	55,000	1,288
Receive	LCH	3-month USD-LIBOR	1.9545	10/19/2025	33,000	(631)
Receive	LCH	3-month USD-LIBOR	1.9865	10/26/2025	42,000	(685)
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	61,000	270
Pay	LCH	3-month USD-LIBOR	2.2395	11/12/2025	2,000	(13)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	32,000	176
Pay	LCH	3-month USD-LIBOR	2.151	12/22/2025	51,000	129
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	62,000	(861)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	62,000	(1,034)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	45,000	(6,947)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	16,000	(2,029)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	16,000	(2,132)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	12,000	(234)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	11,000	253
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	2,000	51
Pay	LCH	3-month USD-LIBOR	2.343	3/25/2045	2,000	117
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	60,000	(1,129)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	36,000	789
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	24,000	479
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	10,000	185
Pay	LCH	3-month USD-LIBOR	2.5375	11/3/2045	18,400	318
Pay	LCH	3-month USD-LIBOR	2.6445	11/10/2045	11,500	(70)
Pay	LCH	3-month USD-LIBOR	2.7025	11/12/2045	9,000	(169)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	258
Pay	LCH	3-month USD-LIBOR	2.5295	12/2/2045	18,000	343
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	9,000	52
Pay	LCH	3-month USD-LIBOR	2.5885	12/23/2045	22,500	147
						$1,228

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $46,035,000, which represented 1.50% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $102,448,000, which represented 3.35% of the net assets of the fund.

Key to abbreviations

LCH = LCH.Clearnet

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series

Cash Management Fund

Investment portfolio December 31, 2015

Short-term securities 98.51%	Principal amount (000)	Value (000)
Federal agency discount notes 49.96%
Federal Farm Credit Banks 0.28% due 1/21/2016	$10,800	$10,799
Federal Home Loan Bank 0.12%–0.31% due 1/14/2016–3/21/2016	83,400	83,386
Freddie Mac 0.14%–0.46% due 1/12/2016–4/14/2016	87,400	87,372
		181,557

Commercial paper 24.48%
Apple Inc. 0.20% due 1/19/2016[1]	11,100	11,098
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.38% due 1/4/2016	4,000	4,000
Caisse d’Amortissement de la Dette Sociale 0.23% due 1/4/2016[1]	9,700	9,700
ExxonMobil Corp. 0.27% due 1/19/2016	8,900	8,898
General Electric Co. 0.15% due 1/4/2016	10,500	10,500
Mitsubishi UFJ Trust and Banking Corp. 0.28% due 1/12/2016[1]	7,900	7,899
Private Export Funding Corp. 0.40% due 1/27/2016[1]	4,900	4,898
Province of Ontario 0.39% due 1/20/2016	2,100	2,099
Québec (Province of) 0.40% due 1/20/2016[1]	11,700	11,698
Scotiabank Inc. 0.22% due 1/4/2016[1]	11,000	11,000
Sumitomo Mitsui Banking Corp. 0.48% due 2/23/2016[1]	7,200	7,195
		88,985

U.S. Treasury 24.07%
U.S. Treasury Bills 0.05%–0.21% due 1/7/2016–4/21/2016	87,500	87,488

Total short-term securities (cost: $358,005,000)		358,030

Bonds, notes & other debt instruments 1.38%
U.S. Treasury bonds & notes 1.38%
U.S. Treasury 0.313% 2016[2]	5,000	4,999

Total bonds, notes & other debt instruments (cost: $4,998,000)		4,999
Total investment securities 99.89% (cost: $363,003,000)		363,029
Other assets less liabilities 0.11%		407

Net assets 100.00%		$363,436

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $63,489,000, which represented 17.47% of the net assets of the fund.
[2]	Coupon rate may change periodically.

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio December 31, 2015

Growth funds 92.95%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,992,870	$135,555

Total growth funds (cost: $147,876,000)		135,555

Short-term securities 5.13%
Government Cash Management Fund	7,479,237	7,479

Total short-term securities (cost: $7,479,000)		7,479
Total investment securities 98.08% (cost: $155,355,000)		143,034
Other assets less liabilities 1.92%		2,798

Net assets 100.00%		$145,832

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $33,032,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	361	March 2016	$36,701	$(38)
Russell 2000 Mini Index Contracts	ICE	Short	60	March 2016	6,807	18
S&P Mid 400 E-mini Index Contracts	CME	Short	17	March 2016	2,372	3
British Pound Currency Contracts	CME	Short	16	March 2016	1,505	31
Euro Currency Contracts	CME	Short	10	March 2016	1,364	3
FTSE 100 Index Contracts	LIFFE	Short	15	March 2016	1,321	(47)
Euro Stoxx 50 Index Contracts	EUREX	Short	33	March 2016	1,159	(12)
Nikkei 225 Index Contracts	OSE	Short	5	March 2016	798	17
Japanese Yen Currency Contracts	CME	Short	7	March 2016	715	(14)
Mini MSCI Emerging Market Index Contracts	ICE	Short	18	March 2016	704	(4)
						$(43)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Growth Fund, Class 1	925,445	1,318,846	251,421	1,992,870	$1,102	$135,555

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk International Fund

Investment portfolio December 31, 2015

Growth funds 91.75%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,220,151	$76,300

Total growth funds (cost: $86,949,000)		76,300

Short-term securities 5.16%
Government Cash Management Fund	4,290,125	4,290

Total short-term securities (cost: $4,290,000)		4,290
Total investment securities 96.91% (cost: $91,239,000)		80,590
Other assets less liabilities 3.09%		2,570

Net assets 100.00%		$83,160

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $28,989,000.

						Unrealized
						appreciation
					Notional	(depreciation)
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
Euro Currency Contracts	CME	Short	77	March 2016	$10,515	$38
Mini MSCI Emerging Market Index Contracts	ICE	Short	269	March 2016	10,502	(90)
Euro Stoxx 50 Index Contracts	EUREX	Short	281	March 2016	9,867	(105)
Nikkei 225 Index Contracts	OSE	Short	26	March 2016	4,156	93
British Pound Currency Contracts	CME	Short	40	March 2016	3,764	80
Japanese Yen Currency Contracts	CME	Short	36	March 2016	3,688	(62)
FTSE 100 Index Contracts	LIFFE	Short	40	March 2016	3,520	(128)
Russell 2000 Mini Index Contracts	ICE	Short	12	March 2016	1,366	8
S&P 500 E-mini Index Contracts	CME	Short	5	March 2016	509	— *
						$(166)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – International Fund, Class 1	2,130,911	2,585,252	496,012	4,220,151	$1,358	$76,300

*	Amount less than one thousand.

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio December 31, 2015

Growth-and-income funds 93.15%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	10,142,310	$127,996

Total growth-and-income funds (cost: $143,247,000)		127,996

Short-term securities 4.43%
Government Cash Management Fund	6,076,888	6,077

Total short-term securities (cost: $6,077,000)		6,077
Total investment securities 97.58% (cost: $149,324,000)		134,073
Other assets less liabilities 2.42%		3,332

Net assets 100.00%		$137,405

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $36,646,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	503	March 2016	$51,149	$(41)
Euro Currency Contracts	CME	Short	10	March 2016	1,360	(1)
Euro Stoxx 50 Index Contracts	EUREX	Short	36	March 2016	1,265	(13)
FTSE 100 Index Contracts	LIFFE	Short	13	March 2016	1,144	(42)
British Pound Currency Contracts	CME	Short	12	March 2016	1,128	23
Russell 2000 Mini Index Contracts	ICE	Short	7	March 2016	797	5
Mini MSCI Emerging Market Index Contracts	ICE	Short	8	March 2016	312	(2)
						$(71)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	6,224,439	5,587,259	1,669,388	10,142,310	$2,783	$127,996

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2015

Growth-and-income funds 93.38%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	2,523,169	$114,552

Total growth-and-income funds (cost: $127,162,000)		114,552

Short-term securities 4.71%
Government Cash Management Fund	5,778,462	5,778

Total short-term securities (cost: $5,778,000)		5,778
Total investment securities 98.09% (cost: $132,940,000)		120,330
Other assets less liabilities 1.91%		2,339

Net assets 100.00%		$122,669

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $26,372,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	339	March 2016	$34,396	$(104)
Russell 2000 Mini Index Contracts	ICE	Short	20	March 2016	2,263	— *
Euro Currency Contracts	CME	Short	13	March 2016	1,776	7
Euro Stoxx 50 Index Contracts	EUREX	Short	43	March 2016	1,510	(17)
S&P Mid 400 E-mini Index Contracts	CME	Short	9	March 2016	1,258	4
British Pound Currency Contracts	CME	Short	11	March 2016	1,037	24
FTSE 100 Index Contracts	LIFFE	Short	11	March 2016	967	(36)
Japanese Yen Currency Contracts	CME	Short	4	March 2016	411	(6)
Mini MSCI Emerging Market Index Contracts	ICE	Short	9	March 2016	351	(3)
Nikkei 225 Index Contracts	OSE	Short	2	March 2016	317	5
						$(126)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Growth-Income Fund, Class 1	1,334,756	1,388,854	200,441	2,523,169	$1,722	$114,552

*	Amount less than one thousand.

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2015

Asset allocation funds 93.55%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	120,910,667	$2,493,178

Total asset allocation funds (cost: $2,630,946,000)		2,493,178

Short-term securities 5.93%
Government Cash Management Fund	157,858,165	157,858

Total short-term securities (cost: $157,858,000)		157,858
Total investment securities 99.48% (cost: $2,788,804,000)		2,651,036
Other assets less liabilities 0.52%		13,983

Net assets 100.00%		$2,665,019

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $240,350,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	1,675	March 2016	$169,120	$(1,344)
Russell 2000 Mini Index Contracts	ICE	Short	107	March 2016	11,985	(122)
Euro Stoxx 50 Index Contracts	EUREX	Short	217	March 2016	7,594	(108)
Euro Currency Contracts	CME	Short	44	March 2016	6,036	48
Mini MSCI Emerging Market Index Contracts	ICE	Short	143	March 2016	5,648	17
S&P Mid 400 E-mini Index Contracts	CME	Short	14	March 2016	1,935	(16)
Nikkei 225 Index Contracts	OSE	Short	10	March 2016	1,585	22
Japanese Yen Currency Contracts	CME	Short	10	March 2016	1,032	(9)
FTSE 100 Index Contracts	LIFFE	Short	8	March 2016	706	(23)
British Pound Currency Contracts	CME	Short	6	March 2016	562	9
						$(1,526)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2015, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	86,231,073	38,171,540	3,491,946	120,910,667	$45,462	$2,493,178

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets and liabilities

at December 31, 2015

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,555,777	$4,126,054	$21,663,100	$7,464,417	$2,682,810
Affiliated issuers	—	103,738	194,271	—	—
Cash denominated in currencies other than U.S. dollars	—	80	—	951	39
Cash	176	207	351	102	89
Unrealized appreciation on open forward currency contracts	—	607	—	1,367	86
Receivables for:
Sales of investments	—	5,573	7,037	654	180
Sales of fund’s shares	1,722	1,654	4,079	15,300	12,588
Dividends and interest	8,158	2,599	12,160	15,625	3,502
Closed forward currency contracts	—	— *	—	7	—
Variation margin	—	—	—	—	—
Other	119	175	289	244	116
	5,565,952	4,240,687	21,881,287	7,498,667	2,699,410
Liabilities:
Unrealized depreciation on open forward currency contracts	590	106	—	950	57
Payables for:
Purchases of investments	—	2,919	16,873	3,489	695
Repurchases of fund’s shares	27,569	1,698	56,417	4,737	1,771
Investment advisory services	2,484	2,507	6,142	3,196	1,653
Services provided by related parties	883	573	3,387	928	264
Trustees’ deferred compensation	57	37	509	224	21
Closed forward currency contracts	—	9	—	—	—
Variation margin	—	—	—	—	—
Other	737	1,335	275	2,493	1,168
	32,320	9,184	83,603	16,017	5,629
Net assets at December 31, 2015	$5,533,632	$4,231,503	$21,797,684	$7,482,650	$2,693,781
Net assets consist of:
Capital paid in on shares of beneficial interest	$3,822,342	$3,311,193	$13,251,433	$6,513,220	$2,694,586
(Distributions in excess of) undistributed net investment income	(256)	(6,905)	29,862	(19,278)	(18,827)
Undistributed (accumulated) net realized gain (loss)	439,641	801,939	1,733,796	629,478	(75,249)
Net unrealized appreciation (depreciation)	1,271,905	125,276	6,782,593	359,230	93,271
Net assets at December 31, 2015	$5,533,632	$4,231,503	$21,797,684	$7,482,650	$2,693,781
Investment securities, at cost:
Unaffiliated issuers	$4,282,776	$3,990,546	$14,866,354	$7,104,135	$2,588,694
Affiliated issuers	—	113,297	208,380	—	—
Cash denominated in currencies other than U.S. dollars, at cost	—	80	—	951	40

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$6,879,385	$1,780,060	$24,228,792	$989,282	$238,358	$18,704,166	$221,181	$10,682,116	$2,256,950
—	—	—	—	—	49,507	—	—	—
714	163	831	269	30	—	—	4,477	838
2,760	416	4,177	97	139	947	95	4,588	328
—	133	—	—	—	—	132	178	4,136

10,745	10,128	3,038	1,064	3,126	127,644	3,025	1,954,328	87,056
2,012	476	7,918	69	1,461	10,400	81	3,693	1,450
8,887	2,624	29,642	2,961	860	50,130	804	56,269	20,604
—	—	—	—	—	—	—	104	1,546
—	—	—	—	—	—	—	1,921	16
340	52	734	2	1	146	7	212	46
6,904,843	1,794,052	24,275,132	993,744	243,975	18,942,940	225,325	12,707,886	2,372,970

—	75	—	—	—	—	68	1,210	1,470

—	14,536	15,003	—	6,601	552,086	5,621	2,773,189	123,283
3,399	1,155	36,856	61	130	12,476	192	2,391	672
2,338	916	5,564	542	98	4,314	124	3,072	1,019
754	333	3,081	69	34	1,748	38	976	278
49	16	576	4	— *	191	1	83	17
—	—	—	—	—	—	1	—	39
—	—	—	—	—	304	—	1,953	321
29	239	659	189	107	1,254	16	113	320
6,569	17,270	61,739	865	6,970	572,373	6,061	2,782,987	127,419
$6,898,274	$1,776,782	$24,213,393	$992,879	$237,005	$18,370,567	$219,264	$9,924,899	$2,245,551

$5,314,423	$1,609,069	$16,465,373	$1,035,445	$247,904	$14,833,607	$206,602	$9,913,369	$2,375,817
28,224	5,495	74,007	1,042	(292)	56,335	(1,170)	61,376	(13,116)
615,184	(30,723)	2,675,469	6,970	(1,708)	462,999	(109)	28,891	2,994
940,443	192,941	4,998,544	(50,578)	(8,899)	3,017,626	13,941	(78,737)	(120,144)
$6,898,274	$1,776,782	$24,213,393	$992,879	$237,005	$18,370,567	$219,264	$9,924,899	$2,245,551

$5,938,931	$1,586,959	$19,230,175	$1,039,757	$247,251	$15,647,303	$207,290	$10,761,550	$2,379,594
—	—	—	—	—	83,921	—	—	—
714	163	831	269	30	—	—	4,525	842

American Funds Insurance Series

Statements of assets and liabilities

at December 31, 2015

			U.S.
	High-		Government/		Managed
	Income		AAA-Rated	Cash	Risk
	Bond	Mortgage	Securities	Management	Growth
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,756,259	$448,135	$3,181,842	$363,029	$7,479
Affiliated issuers	—	—	—	—	135,555
Cash denominated in currencies other than U.S. dollars	3,698	—	—	—	—
Cash	10,131	105	2,579	359	—
Unrealized appreciation on open forward currency contracts	37	—	—	—	—
Receivables for:
Sales of investments	5,769	217,380	1,383,857	—	—
Sales of fund’s shares	405	822	1,117	1,125	296
Dividends and interest	33,805	1,026	12,238	2	— *
Deposits at brokers for futures contracts	—	—	—	—	2,429
Variation margin	—	202	3,398	—	482
Other	116	1	24	—	—
	1,810,220	667,671	4,585,055	364,515	146,241
Liabilities:
Payables for:
Purchases of investments	12,885	325,039	1,515,927	—	267
Repurchases of fund’s shares	546	61	1,207	878	9
Investment advisory services	709	122	881	99	12
Services provided by related parties	181	17	374	72	119
Trustees’ deferred compensation	55	1	59	21	— *
Variation margin	167	295	4,690	—	2
Other	445	6	31	9	— *
	14,988	325,541	1,523,169	1,079	409
Net assets at December 31, 2015	$1,795,232	$342,130	$3,061,886	$363,436	$145,832
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,193,604	$337,013	$3,007,195	$363,433	$144,821
(Distributions in excess of) undistributed net investment income	18,573	804	7,412	(23)	328
Undistributed (accumulated) net realized gain (loss)	(153,862)	3,007	51,538	—	13,047
Net unrealized appreciation (depreciation)	(263,083)	1,306	(4,259)	26	(12,364)
Net assets at December 31, 2015	$1,795,232	$342,130	$3,061,886	$363,436	$145,832
Investment securities, at cost:
Unaffiliated issuers	$2,019,693	$447,985	$3,187,328	$363,003	$7,479
Affiliated issuers	—	—	—	—	147,876
Cash denominated in currencies other than U.S. dollars, at cost	3,808	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$4,290	$6,077	$5,778	$157,858
76,300	127,996	114,552	2,493,178
—	—	—	—
—	—	—	—
—	—	—	—
2	—	—	2,805
170	53	288	5,121
— *	— *	— *	1
2,390	2,910	2,033	14,412
254	543	396	2,162
—	—	—	—
83,406	137,579	123,047	2,675,537

158	48	267	2,787
2	1	1	5,141
7	12	10	225
68	113	99	2,044
— *	— *	— *	5
11	—	1	4
— *	— *	— *	312
246	174	378	10,518
$83,160	$137,405	$122,669	$2,665,019

$91,413	$144,717	$125,867	$2,675,147
839	2,223	1,328	34,133
1,723	5,787	8,210	95,033
(10,815)	(15,322)	(12,736)	(139,294)
$83,160	$137,405	$122,669	$2,665,019

$4,290	$6,077	$5,778	$157,858
86,949	143,247	127,162	2,630,946
—	—	—	—

American Funds Insurance Series

Statements of assets and liabilities

at December 31, 2015

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,626,228	$1,705,936	$6,796,089	$3,427,398	$1,562,157
Shares outstanding	61,612	69,893	99,908	189,595	82,769
Net asset value per share	$26.39	$24.41	$68.02	$18.08	$18.87
Class 2:
Net assets	$3,817,174	$2,492,251	$14,413,972	$3,977,860	$960,711
Shares outstanding	145,734	104,294	212,937	220,741	51,356
Net asset value per share	$26.19	$23.90	$67.69	$18.02	$18.71
Class 3:
Net assets			$193,647	$31,575
Shares outstanding			2,832	1,744
Net asset value per share			$68.37	$18.11
Class 4:
Net assets	$90,230	$33,316	$393,976	$45,817	$170,913
Shares outstanding	3,449	1,382	5,857	2,555	9,146
Net asset value per share	$26.16	$24.11	$67.26	$17.93	$18.69

			U.S.
	High-		Government/		Managed
	Income		AAA-Rated	Cash	Risk
	Bond	Mortgage	Securities	Management	Growth
	Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,016,991	$271,931	$1,425,626	$39,432
Shares outstanding	110,672	25,630	115,763	3,503
Net asset value per share	$9.19	$10.61	$12.31	$11.26
Class 2:
Net assets	$765,514	$58,778	$1,578,749	$302,139
Shares outstanding	84,451	5,551	129,429	27,451
Net asset value per share	$9.06	$10.59	$12.20	$11.01
Class 3:
Net assets	$11,610		$10,977	$6,071
Shares outstanding	1,259		890	546
Net asset value per share	$9.22		$12.34	$11.11
Class 4:
Net assets	$1,117	$11,421	$46,534	$15,794
Shares outstanding	115	1,085	3,807	1,415
Net asset value per share	$9.73	$10.52	$12.22	$11.17
Class P1:
Net assets					$426
Shares outstanding					37
Net asset value per share					$11.49
Class P2:
Net assets					$145,406
Shares outstanding					12,721
Net asset value per share					$11.43

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$3,638,508	$293,404	$10,747,098	$706,763	$79,569	$10,912,479	$47,476	$5,730,648	$1,031,825
288,274	23,753	236,737	48,006	8,469	529,242	4,422	535,502	93,756
$12.62	$12.35	$45.40	$14.72	$9.40	$20.62	$10.74	$10.70	$11.01

$3,227,870	$1,478,674	$12,895,255	$253,750	$1	$5,008,326	$171,133	$4,134,660	$1,207,969
258,069	119,913	286,318	17,289	— *	244,944	15,964	390,934	110,488
$12.51	$12.33	$45.04	$14.68	$9.40	$20.45	$10.72	$10.58	$10.93

		$161,488			$36,226
		3,552			1,756
		$45.46			$20.64

$31,896	$4,704	$409,552	$32,366	$157,435	$2,413,536	$655	$59,591	$5,757
2,545	384	9,138	2,212	16,780	118,320	61	5,617	528
$12.53	$12.26	$44.82	$14.63	$9.38	$20.40	$10.69	$10.61	$10.89

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$152	$187	$732	$711,514
16	17	65	60,694
$9.48	$10.80	$11.25	$11.72

$83,008	$137,218	$121,937	$1,953,505
8,805	12,750	10,871	166,755
$9.43	$10.76	$11.22	$11.71

American Funds Insurance Series

Statements of operations
for the year ended December 31, 2015

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$82,255	$37,755	$272,432	$149,611	$35,665
Interest	485	905	1,399	5,342	10,447
	82,740	38,660	273,831	154,953	46,112
Fees and expenses*:
Investment advisory services	29,539	30,635	73,812	39,545	19,457
Distribution services	10,128	6,875	38,394	11,030	2,906
Insurance administrative services	126	57	254	86	289
Transfer agent services	1	— †	2	1	— †
Administrative services	566	441	2,254	792	269
Reports to shareholders	263	191	1,132	375	127
Registration statement and prospectus	53	77	250	54	56
Trustees’ compensation	52	39	206	72	25
Auditing and legal	90	60	94	226	74
Custodian	642	655	434	1,694	1,171
State and local taxes	—	—	—	—	—
Other	22	17	28	29	45
Total fees and expenses before reimbursement/waiver	41,482	39,047	116,860	53,904	24,419
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—
Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbursement/waiver	41,482	39,047	116,860	53,904	24,419
Net investment income (loss)	41,258	(387)	156,971	101,049	21,693
Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	458,143	813,416	1,900,915	670,238	(85,183)
Forward currency contracts	2,184	4,141	—	3,508	2,386
Interest rate swaps	—	—	—	—	—
Currency transactions	(5,472)	(178)	(1,742)	(2,172)	(697)
	454,855	817,379	1,899,173	671,574	(83,494)
Net unrealized (depreciation) appreciation on:
Investments	(107,839)	(799,127)	(519,804)	(1,111,661)	(21,600)
Forward currency contracts	(1,958)	94	—	(3,684)	(537)
Interest rate swaps	—	—	—	—	—
Currency translations	11	41	194	411	131
	(109,786)	(798,992)	(519,610)	(1,114,934)	(22,006)
Net realized gain (loss) and unrealized (depreciation) appreciation	345,069	18,387	1,379,563	(443,360)	(105,500)
Net increase (decrease) in net assets resulting from operations	$386,327	$18,000	$1,536,534	$(342,311)	$(83,807)

See end of statements of operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$188,482	$47,798	$464,232	$32,692	$4,948	$261,487	$3,938	$75	$—
412	582	5,058	1,678	388	124,624	1,699	229,904	72,529
188,894	48,380	469,290	34,370	5,336	386,111	5,637	229,979	72,529

28,369	11,171	66,847	6,662	748	49,646	1,455	35,972	13,141
8,810	4,039	35,053	730	279	14,407	446	11,077	3,285
48	7	273	71	279	1,154	— †	108	12
1	— †	3	— †	— †	2	— †	1	— †
715	186	2,499	105	15	1,798	22	986	249
218	51	1,083	19	3	843	4	397	68
38	72	146	22	14	274	6	70	31
65	17	229	9	1	162	2	88	23
45	50	175	45	25	74	43	57	41
171	266	584	266	21	134	32	117	573
—	—	—	—	—	—	1	—	—
9	17	31	36	2	34	22	206	159
38,489	15,876	106,923	7,965	1,387	68,528	2,033	49,079	17,582

6	—	—	—	—	—	—	—	—
6	—	—	—	—	—	—	—	—
38,483	15,876	106,923	7,965	1,387	68,528	2,033	49,079	17,582
150,411	32,504	362,367	26,405	3,949	317,583	3,604	180,900	54,947

617,265	60,160	2,678,584	7,584	(1,239)	479,179	300	19,239	(76,952)
—	2,373	—	9	—	—	(5)	23,312	6,624
—	—	—	—	—	(6,911)	—	24,673	1,875
(33)	(111)	(392)	(104)	14	(293)	(94)	(243)	(4,568)
617,232	62,422	2,678,192	7,489	(1,225)	471,975	201	66,981	(73,021)

(966,964)	(114,598)	(2,629,740)	(92,060)	(7,834)	(528,111)	(5,967)	(219,134)	(83,826)
—	(1,206)	—	—	—	—	(16)	(5,894)	1,831
—	—	—	—	—	4,375	—	9,298	240
4	43	23	10	(5)	22	18	191	1,075
(966,960)	(115,761)	(2,629,717)	(92,050)	(7,839)	(523,714)	(5,965)	(215,539)	(80,680)

(349,728)	(53,339)	48,475	(84,561)	(9,064)	(51,739)	(5,764)	(148,558)	(153,701)
$(199,317)	$(20,835)	$410,842	$(58,156)	$(5,115)	$265,844	$(2,160)	$32,342	$(98,754)

American Funds Insurance Series

Statements of operations
for the year ended December 31, 2015

			U.S.
	High-		Government/		Managed
	Income		AAA-Rated	Cash	Risk
	Bond	Mortgage	Securities	Management	Growth
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$255	$—	$—	$—	$1,102
Interest	128,250	4,576	45,146	382	— †
	128,505	4,576	45,146	382	1,102
Fees and expenses*:
Investment advisory services	9,014	1,428	10,936	1,177	287
Distribution services	2,230	148	4,266	804	286
Insurance administrative services	6	9	76	24	286
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	195	34	327	37	—
Accounting and administrative services	—	—	—	—	54
Reports to shareholders	59	6	99	11	2
Registration statement and prospectus	15	13	22	4	18
Trustees’ compensation	18	3	30	3	1
Auditing and legal	38	33	39	33	8
Custodian	25	1	9	1	12
Other	40	15	20	1	68
Total fees and expenses before reimbursement/waiver	11,640	1,690	15,824	2,095	1,022
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	142
Other	—	—	—	—	129
Total reimbursement/waiver of fees and expenses	—	—	—	—	271
Total fees and expenses after reimbursement/waiver	11,640	1,690	15,824	2,095	751
Net investment income (loss)	116,865	2,886	29,322	(1,713)	351
Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	(78,477)	3,178	40,966	1	(1,761)
Forward currency contracts	1,167	—	—	—	—
Interest rate swaps	1,109	2,444	32,833	—	—
Credit default swaps	(679)	—	—	—	—
Futures contracts	—	—	—	—	(6,355)
Currency transactions	(28)	—	—	—	(17)
Capital gain distributions received	—	—	—	—	21,515
	(76,908)	5,622	73,799	1	13,382
Net unrealized (depreciation) appreciation on:
Investments	(175,151)	(3,700)	(54,243)	10	(14,342)
Forward currency contracts	(196)	—	—	—	—
Interest rate swaps	(274)	1,961	8,864	—	—
Credit default swaps	706	—	—	—	—
Futures contracts	—	—	—	—	395
Currency translations	(71)	—	—	—	—
	(174,986)	(1,739)	(45,379)	10	(13,947)
Net realized gain (loss) and unrealized (depreciation) appreciation	(251,894)	3,883	28,420	11	(565)
Net increase (decrease) in net assets resulting from operations	$(135,029)	$6,769	$57,742	$(1,702)	$(214)

*	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$1,358	$2,783	$1,722	$45,462
1	1	1	14
1,359	2,784	1,723	45,476

173	312	254	5,835
173	312	253	4,697
173	312	253	5,836
— †	— †	— †	— †
—	—	—	—
53	54	54	103
2	2	2	30
10	21	17	364
1	1	1	20
8	9	8	13
12	12	12	12
21	76	52	402
626	1,111	906	17,312

86	149	124	2,801
85	137	115	244
171	286	239	3,045
455	825	667	14,267
904	1,959	1,056	31,209

(529)	2,065	216	4,398
—	—	—	—
—	—	—	—
—	—	—	—
(1,288)	(5,651)	(4,696)	(44,364)
(65)	(7)	(11)	(50)
3,720	11,297	13,419	151,808
1,838	7,704	8,928	111,792

(9,171)	(19,526)	(14,383)	(169,405)
—	—	—	—
—	—	—	—
—	—	—	—
(17)	50	66	(1,526)
—	—	—	—
(9,188)	(19,476)	(14,317)	(170,931)

(7,350)	(11,772)	(5,389)	(59,139)
$(6,446)	$(9,813)	$(4,333)	$(27,930)

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2015	2014	2015	2014	2015	2014
Operations:
Net investment income (loss)	$41,258	$51,867	$(387)	$7,363	$156,971	$217,653
Net realized gain (loss)	454,855	558,227	817,379	334,732	1,899,173	4,628,415
Net unrealized (depreciation) appreciation	(109,786)	(479,729)	(798,992)	(249,267)	(519,610)	(2,958,293)
Net increase (decrease) in net assets resulting from operations	386,327	130,365	18,000	92,828	1,536,534	1,887,775
Dividends and distributions paid to shareholders:
Dividends from net investment income	(61,500)	(68,881)	—	(8,225)	(151,371)	(224,482)
Distributions from net realized gain on investments	(539,532)	(559,317)	(331,551)	(18,741)	(4,626,506)	(1,119,414)
Total dividends and distributions paid to shareholders	(601,032)	(628,198)	(331,551)	(26,966)	(4,777,877)	(1,343,896)
Net capital share transactions	179,492	178,506	384,510	(105,588)	2,276,062	(1,339,113)
Total (decrease) increase in net assets	(35,213)	(319,327)	70,959	(39,726)	(965,281)	(795,234)
Net assets:
Beginning of period	5,568,845	5,888,172	4,160,544	4,200,270	22,762,965	23,558,199
End of period	$5,533,632	$5,568,845	$4,231,503	$4,160,544	$21,797,684	$22,762,965
(Distributions in excess of) undistributed net investment income	$(256)	$4,840	$(6,905)	$(20,757)	$29,862	$25,981

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2015	2014	2015	2014*	2015	2014
Operations:
Net investment income (loss)	$26,405	$32,645	$3,949	$716	$317,583	$311,850
Net realized gain (loss)	7,489	24,882	(1,225)	(224)	471,975	1,260,965
Net unrealized (depreciation) appreciation	(92,050)	(92,467)	(7,839)	(1,060)	(523,714)	(654,181)
Net increase (decrease) in net assets resulting from operations	(58,156)	(34,940)	(5,115)	(568)	265,844	918,634
Dividends and distributions paid to shareholders:
Dividends from net investment income	(24,236)	(31,369)	(4,288)	(835)	(334,403)	(282,950)
Distributions from net realized gain on investments	(21,506)	(9,656)	—	(94)	(1,266,708)	(808,834)
Total dividends and distributions paid to shareholders	(45,742)	(41,025)	(4,288)	(929)	(1,601,111)	(1,091,784)
Net capital share transactions	88,567	129,868	171,242	76,663	2,142,966	1,418,325
Total (decrease) increase in net assets	(15,331)	53,903	161,839	75,166	807,699	1,245,175
Net assets:
Beginning of period	1,008,210	954,307	75,166	—	17,562,868	16,317,693
End of period	$992,879	$1,008,210	$237,005	$75,166	$18,370,567	$17,562,868
(Distributions in excess of) undistributed net investment income	$1,042	$(1,634)	$(292)	$(109)	$56,335	$67,803

See end of statements of changes for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2015	2014	2015	2014	2015	2014	2015	2014	2015	2014

$101,049	$105,714	$21,693	$30,392	$150,411	$219,105	$32,504	$63,105	$362,367	$352,891
671,574	865,143	(83,494)	150,040	617,232	737,778	62,422	191,803	2,678,192	3,612,305
(1,114,934)	(1,181,692)	(22,006)	(396,524)	(966,960)	25,004	(115,761)	(146,194)	(2,629,717)	(1,415,092)

(342,311)	(210,835)	(83,807)	(216,092)	(199,317)	981,887	(20,835)	108,714	410,842	2,550,104

(129,375)	(119,689)	(19,569)	(31,681)	(147,049)	(221,413)	(36,339)	(66,932)	(352,790)	(345,996)
(446,067)	—	(149,097)	(264,280)	(712,444)	—	—	—	(3,606,146)	(1,199,049)
(575,442)	(119,689)	(168,666)	(295,961)	(859,493)	(221,413)	(36,339)	(66,932)	(3,958,936)	(1,545,045)
688,549	(1,245,391)	364,776	390,346	684,200	(56,686)	(52,395)	(184,153)	2,397,939	(674,865)
(229,204)	(1,575,915)	112,303	(121,707)	(374,610)	703,788	(109,569)	(142,371)	(1,150,155)	330,194

7,711,854	9,287,769	2,581,478	2,703,185	7,272,884	6,569,096	1,886,351	2,028,722	25,363,548	25,033,354
$7,482,650	$7,711,854	$2,693,781	$2,581,478	$6,898,274	$7,272,884	$1,776,782	$1,886,351	$24,213,393	$25,363,548

$(19,278)	$(24,827)	$(18,827)	$(12,575)	$28,224	$24,901	$5,495	$77	$74,007	$67,971

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2015	2014	2015	2014	2015	2014	2015	2014	2015	2014

$3,604	$3,998	$180,900	$182,459	$54,947	$58,842	$116,865	$114,002	$2,886	$3,082
201	3,440	66,981	206,562	(73,021)	41,961	(76,908)	51,505	5,622	7,167
(5,965)	(4,235)	(215,539)	115,241	(80,680)	(60,877)	(174,986)	(152,358)	(1,739)	4,203

(2,160)	3,203	32,342	504,262	(98,754)	39,926	(135,029)	13,149	6,769	14,452

(2,403)	(2,876)	(182,773)	(196,026)	(1,846)	(38,880)	(114,287)	(116,796)	(5,398)	(2,963)
(2,968)	(5,479)	(192,440)	(3,424)	(69,034)	(22,998)	—	—	(4,268)	—
(5,371)	(8,355)	(375,213)	(199,450)	(70,880)	(61,878)	(114,287)	(116,796)	(9,666)	(2,963)
11,046	28,764	697,150	(6,277)	(169,118)	17,465	82,072	130,489	219	86,031
3,515	23,612	354,279	298,535	(338,752)	(4,487)	(167,244)	26,842	(2,678)	97,520

215,749	192,137	9,570,620	9,272,085	2,584,303	2,588,790	1,962,476	1,935,634	344,808	247,288
$219,264	$215,749	$9,924,899	$9,570,620	$2,245,551	$2,584,303	$1,795,232	$1,962,476	$342,130	$344,808

$(1,170)	$(358)	$61,376	$29,269	$(13,116)	$(357)	$18,573	$16,634	$804	$732

American Funds Insurance Series

Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2015	2014	2015	2014	2015	2014
Operations:
Net investment income (loss)	$29,322	$38,754	$(1,713)	$(2,052)	$351	$536
Net realized gain (loss)	73,799	48,326	1	1	13,382	1,092
Net unrealized (depreciation) appreciation	(45,379)	86,330	10	3	(13,947)	(434)
Net increase (decrease) in net assets resulting from operations	57,742	173,410	(1,702)	(2,048)	(214)	1,194
Dividends and distributions paid to shareholders:
Dividends from net investment income	(48,582)	(41,683)	—	—	—	(534)
Distributions from net realized gain on investments	(27,147)	—	—	—	—	(1,328)
Total dividends and distributions paid to shareholders	(75,729)	(41,683)	—	—	—	(1,862)
Net capital share transactions	(393,940)	(57,173)	(29,927)	(62,920)	66,782	51,939
Total (decrease) increase in net assets	(411,927)	74,554	(31,629)	(64,968)	66,568	51,271
Net assets:
Beginning of period	3,473,813	3,399,259	395,065	460,033	79,264	27,993
End of period	$3,061,886	$3,473,813	$363,436	$395,065	$145,832	$79,264
(Distributions in excess of) undistributed net investment income	$7,412	$5,404	$(23)	$(22)	$328	$60

* For the period May 1, 2014, commencement of operations, through December 31, 2014.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2015	2014	2015	2014	2015	2014	2015	2014

$904	$485	$1,959	$2,247	$1,056	$641	$31,209	$20,101
1,838	96	7,704	(938)	8,928	1,387	111,792	54,138
(9,188)	(2,770)	(19,476)	2,283	(14,317)	(416)	(170,931)	(23,318)

(6,446)	(2,189)	(9,813)	3,592	(4,333)	1,612	(27,930)	50,921

(14)	(510)	(530)	(2,179)	(67)	(643)	(38,084)	(1,557)
—	—	—	—	—	(1,590)	(48,390)	—
(14)	(510)	(530)	(2,179)	(67)	(2,233)	(86,474)	(1,557)
43,513	31,920	49,641	70,335	51,303	52,232	722,454	1,100,535
37,053	29,221	39,298	71,748	46,903	51,611	608,050	1,149,899

46,107	16,886	98,107	26,359	75,766	24,155	2,056,969	907,070
$83,160	$46,107	$137,405	$98,107	$122,669	$75,766	$2,665,019	$2,056,969

$839	$14	$2,223	$69	$1,328	$12	$34,133	$24,307

American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity. On December 4, 2015, shareholders of Cash Management Fund formally approved a proposal to convert the fund to an ultra-short-term bond fund. In connection with the conversion, which will be effected on or about May 1, 2016, the fund’s name will change to Ultra-Short Bond Fund. The fund’s investment objective will remain substantially unchanged and the fund will continue to seek to provide investors with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. The fund will continue to have an NAV that fluctuates.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

American Funds Insurance Series

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2015 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$606,602	$567,538	$—	$1,174,140
Consumer discretionary	750,883	351,394	—	1,102,277
Health care	687,268	382,426	—	1,069,694
Financials	209,750	491,564	—	701,314
Consumer staples	67,806	343,109	—	410,915
Industrials	115,611	193,186	—	308,797
Telecommunication services	—	128,004	—	128,004
Other	115,504	77,726	—	193,230
Miscellaneous	85,611	114,115	—	199,726
Bonds, notes & other debt instruments	—	5,190	—	5,190
Short-term securities	—	262,490	—	262,490
Total	$2,639,035	$2,916,742	$—	$5,555,777

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(590)	$—	$(590)

*	Securities with a value of $2,649,062,000, which represented 47.87% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$418,405	$360,129	$4	$778,538
Health care	565,694	88,840	—	654,534
Information technology	327,729	229,788	4,309	561,826
Industrials	127,065	278,467	—	405,532
Consumer staples	142,540	143,566	—	286,106
Financials	104,467	179,957	—	284,424
Energy	115,026	37,591	8,392	161,009
Materials	86,626	65,920	32	152,578
Utilities	—	80,823	—	80,823
Telecommunication services	—	2,433	—	2,433
Miscellaneous	86,152	123,074	—	209,226
Rights & warrants	271	—	46	317
Convertible stocks	—	—	6,913	6,913
Bonds, notes & other debt instruments	—	9,152	—	9,152
Short-term securities	—	636,381	—	636,381
Total	$1,973,975	$2,236,121	$19,696	$4,229,792

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$607	$—	$607
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(106)	—	(106)
Total	$—	$501	$—	$501

*	Securities with a value of $1,549,663,000, which represented 36.62% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,728,672	$166,504	$—	$4,895,176
Information technology	3,910,087	738,244	—	4,648,331
Health care	3,723,425	19,990	—	3,743,415
Financials	2,617,224	178,096	—	2,795,320
Consumer staples	1,700,872	221,470	—	1,922,342
Industrials	1,134,114	201,610	—	1,335,724
Energy	1,261,199	—	—	1,261,199
Other	437,686	13,909	1,140	452,735
Miscellaneous	42,148	2,417	—	44,565
Rights & warrants	336	—	—	336
Convertible stocks	—	—	13,104	13,104
Short-term securities	—	745,124	—	745,124
Total	$19,555,763	$2,287,364	$14,244	$21,857,371

*	Securities with a value of $1,541,046,000, which represented 7.07% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$36,366	$1,454,447	$—	$1,490,813
Information technology	266,991	705,069	—	972,060
Health care	58,267	868,577	—	926,844
Consumer discretionary	80,407	827,869	—	908,276
Industrials	31,359	724,111	—	755,470
Consumer staples	29,149	504,865	—	534,014
Utilities	—	384,945	—	384,945
Materials	36,520	295,515	—	332,035
Telecommunication services	—	213,110	—	213,110
Energy	29,378	164,065	—	193,443
Miscellaneous	—	89,293	—	89,293
Rights & warrants	—	242	—	242
Bonds, notes & other debt instruments	—	81,186	—	81,186
Short-term securities	—	582,686	—	582,686
Total	$568,437	$6,895,980	$—	$7,464,417

See next page for footnote.

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,367	$—	$1,367
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(950)	—	(950)
Total	$—	$417	$—	$417

*	Securities with a value of $6,010,353,000, which represented 80.32% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$176,777	$246,806	$—	$423,583
Consumer discretionary	142,788	245,658	—	388,446
Financials	156,080	180,686	32	336,798
Health care	95,753	152,561	—	248,314
Consumer staples	51,319	138,243	—	189,562
Industrials	49,121	104,343	—	153,464
Energy	47,057	75,447	—	122,504
Telecommunication services	5,162	43,850	—	49,012
Materials	35,095	5,054	1,719	41,868
Utilities	—	33,499	—	33,499
Miscellaneous	26,193	106,701	—	132,894
Preferred securities	1,156	—	—	1,156
Rights & warrants	—	65,266	—	65,266
Bonds, notes & other debt instruments	—	100,840	—	100,840
Short-term securities	—	395,604	—	395,604
Total	$786,501	$1,894,558	$1,751	$2,682,810

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$86	$—	$86
Liabilities:
Unrealized depreciation on forward currency contracts	—	(57)	—	(57)
Total	$—	$29	$—	$29

*	Securities with a value of $1,299,479,000, which represented 48.24% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,085,579	$—	$—	$1,085,579
Information technology	1,082,459	—	—	1,082,459
Industrials	985,450	—	—	985,450
Telecommunication services	796,773	—	—	796,773
Consumer staples	706,310	—	—	706,310
Energy	429,429	—	—	429,429
Consumer discretionary	403,929	—	—	403,929
Materials	282,560	—	—	282,560
Financials	251,265	—	—	251,265
Utilities	232,442	—	—	232,442
Miscellaneous	337,176	—	—	337,176
Short-term securities	—	286,013	—	286,013
Total	$6,593,372	$286,013	$—	$6,879,385

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$184,024	$107,731	$—	$291,755
Consumer discretionary	157,699	92,686	—	250,385
Information technology	141,273	78,531	—	219,804
Industrials	121,755	96,289	—	218,044
Health care	96,292	55,212	—	151,504
Consumer staples	76,131	74,590	—	150,721
Telecommunication services	31,811	57,944	—	89,755
Energy	73,046	13,246	—	86,292
Materials	57,423	11,893	—	69,316
Utilities	13,885	25,384	—	39,269
Miscellaneous	41,231	47,218	—	88,449
Preferred securities	489	—	—	489
Bonds, notes & other debt instruments	—	2,532	—	2,532
Short-term securities	—	121,745	—	121,745
Total	$995,059	$785,001	$—	$1,780,060

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$133	$—	$133
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(75)	—	(75)
Total	$—	$58	$—	$58

*	Securities with a value of $656,554,000, which represented 36.95% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$3,840,604	$98,947	$—	$3,939,551
Information technology	3,783,764	95,463	—	3,879,227
Consumer discretionary	2,800,513	284,157	—	3,084,670
Financials	2,133,266	156,277	—	2,289,543
Consumer staples	1,905,031	203,962	—	2,108,993
Industrials	1,976,239	105,662	—	2,081,901
Energy	1,491,407	197,361	—	1,688,768
Materials	1,375,474	84,578	—	1,460,052
Telecommunication services	628,580	—	—	628,580
Utilities	264,461	—	—	264,461
Miscellaneous	718,761	162,796	—	881,557
Convertible stocks	4,272	4,560	—	8,832
Convertible bonds	—	46,232	—	46,232
Bonds, notes & other debt instruments	—	16,650	—	16,650
Short-term securities	—	1,849,775	—	1,849,775
Total	$20,922,372	$3,306,420	$—	$24,228,792

*	Securities with a value of $1,310,130,000, which represented 5.41% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$18,372	$191,387	$—	$209,759
Consumer staples	36,949	120,298	—	157,247
Consumer discretionary	—	122,712	—	122,712
Utilities	—	106,624	—	106,624
Health care	—	89,129	—	89,129
Industrials	—	66,498	—	66,498
Energy	19,763	20,716	—	40,479
Telecommunication services	2,240	31,721	—	33,961
Materials	2,076	26,271	—	28,347
Information technology	2,836	22,691	—	25,527
Convertible bonds	—	2,455	—	2,455
Bonds, notes & other debt instruments	—	14,984	—	14,984
Short-term securities	—	91,560	—	91,560
Total	$82,236	$907,046	$—	$989,282

*	Securities with a value of $791,391,000, which represented 79.71% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$21,881	$13,119	$—	$35,000
Financials	14,906	15,657	—	30,563
Utilities	3,838	18,636	—	22,474
Health care	8,625	10,599	—	19,224
Telecommunication services	8,269	9,754	—	18,023
Information technology	12,608	4,675	—	17,283
Consumer discretionary	5,357	9,296	—	14,653
Energy	12,518	1,912	—	14,430
Industrials	4,301	7,775	—	12,076
Materials	3,331	2,865	—	6,196
Miscellaneous	—	1,495	—	1,495
Convertible stocks	757	—	—	757
Bonds, notes & other debt instruments	—	37,185	—	37,185
Short-term securities	—	8,999	—	8,999
Total	$96,391	$141,967	$—	$238,358

*	Securities with a value of $95,783,000, which represented 40.41% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,555,207	$97,520	$—	$2,652,727
Consumer discretionary	1,948,928	21,192	—	1,970,120
Financials	1,619,454	—	—	1,619,454
Industrials	1,489,209	21,614	1	1,510,824
Health care	1,386,885	55,117	1,383	1,443,385
Energy	1,036,772	—	—	1,036,772
Consumer staples	676,504	97,102	—	773,606
Materials	738,680	—	—	738,680
Other	269,194	—	—	269,194
Miscellaneous	94,919	24,103	1,695	120,717
Convertible stocks	—	6,616	—	6,616
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,005,271	—	2,005,271
Corporate bonds & notes	—	1,451,702	11,400	1,463,102
Mortgage-backed obligations	—	835,631	—	835,631
Federal agency bonds & notes	—	71,020	—	71,020
Other	—	109,487	—	109,487
Short-term securities	—	2,127,067	—	2,127,067
Total	$11,815,752	$6,923,442	$14,479	$18,753,673

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$1,558	$—	$1,558
Liabilities:
Unrealized depreciation on interest rate swaps	—	(6,310)	—	(6,310)
Total	$—	$(4,752)	$—	$(4,752)

*	Securities with a value of $313,884,000, which represented 1.71% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$9,291	$16,183	$—	$25,474
Consumer staples	11,171	10,751	—	21,922
Health care	14,313	5,266	—	19,579
Information technology	8,310	9,420	—	17,730
Financials	4,401	12,671	—	17,072
Consumer discretionary	8,769	3,733	—	12,502
Energy	6,875	2,807	—	9,682
Materials	8,551	802	—	9,353
Utilities	—	3,692	—	3,692
Telecommunication services	1,287	1,609	—	2,896
Miscellaneous	—	1,221	—	1,221
Convertible bonds	—	265	—	265
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	30,548	—	30,548
U.S. Treasury bonds & notes	—	17,901	—	17,901
Corporate bonds & notes	—	13,402	—	13,402
Mortgage-backed obligations	—	6,123	—	6,123
Asset-backed obligations	—	322	—	322
Short-term securities	—	11,497	—	11,497
Total	$72,968	$148,213	$—	$221,181

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$132	$—	$132
Liabilities:
Unrealized depreciation on forward currency contracts	—	(68)	—	(68)
Total	$—	$64	$—	$64

*	Securities with a value of $67,674,000, which represented 30.86% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,786,383	$—	$3,786,383
Corporate bonds & notes	—	2,982,015	354	2,982,369
Mortgage-backed obligations	—	1,891,889	—	1,891,889
Bonds & notes of governments & government agencies outside the U.S.	—	252,023	—	252,023
Federal agency bonds & notes	—	112,582	—	112,582
Asset-backed obligations	—	100,900	—	100,900
Municipals	—	98,750	—	98,750
Preferred securities	658	—	—	658
Common stocks	697	—	728	1,425
Short-term securities	—	1,455,137	—	1,455,137
Total	$1,355	$10,679,679	$1,082	$10,682,116

American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$178	$—	$178
Unrealized appreciation on interest rate swaps	—	13,978	—	13,978
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,210)	—	(1,210)
Unrealized depreciation on interest rate swaps	—	(12,141)	—	(12,141)
Total	$—	$805	$—	$805

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$296,926	$—	$296,926
Japanese yen	—	159,882	—	159,882
Danish kroner	—	95,932	—	95,932
Mexican pesos	—	91,231	—	91,231
Hungarian forints	—	75,688	—	75,688
Polish zloty	—	71,710	—	71,710
British pounds	—	60,146	—	60,146
Indian rupees	—	52,263	—	52,263
Malaysian ringgits	—	28,316	—	28,316
U.S. dollars	—	1,185,882	150	1,186,032
Other	—	52,719	—	52,719
Convertible stocks	—	222	—	222
Common stocks	653	194	268	1,115
Short-term securities	—	84,768	—	84,768
Total	$653	$2,255,879	$418	$2,256,950

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$4,136	$—	$4,136
Unrealized appreciation on interest rate swaps	—	713	—	713
Liabilities:
Unrealized depreciation on forward currency contracts	—	(1,470)	—	(1,470)
Unrealized depreciation on interest rate swaps	—	(648)	—	(648)
Total	$—	$2,731	$—	$2,731

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,498,214	$11,170	$1,509,384
Asset-backed obligations	—	2,983	—	2,983
Other	—	22,500	—	22,500
Convertible bonds	—	6,467	—	6,467
Convertible stocks	7,043	3,988	—	11,031
Common stocks	16,426	2,530	3,781	22,737
Short-term securities	—	181,157	—	181,157
Total	$23,469	$1,717,839	$14,951	$1,756,259

American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$37	$—	$37
Unrealized appreciation on interest rate swaps	—	3	—	3
Unrealized appreciation on credit default swaps	—	706	—	706
Liabilities:
Unrealized depreciation on interest rate swaps	—	(277)	—	(277)
Total	$—	$469	$—	$469

*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Mortgage Fund

At December 31, 2015, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At December 31, 2015, all of the fund’s investments were classified as Level 2.

Cash Management Fund

At December 31, 2015, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks —The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

American Funds Insurance Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks maybe more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

American Funds Insurance Series

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield, and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

American Funds Insurance Series

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

American Funds Insurance Series

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of December 31, 2015, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts. As of December 31, 2015, International Growth and Income Fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $541,000.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

American Funds Insurance Series

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of December 31, 2015, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations. As of December 31, 2015, only High-Income Bond Fund had open credit default swaps. As of December 31, 2015, Bond Fund did not have any open credit default swaps. The average month-end notional amount of open credit default swaps while held was $69,300,000.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized

American Funds Insurance Series

appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of December 31, 2015, only Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund held futures contracts.

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts as of December 31, 2015 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$607	$1,367
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	7
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$—	$607	$1,374

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$590	$106	$950
Forward currency	Currency	Payables for closed forward currency contracts	—	9	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$590	$115	$950

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$2,184	$4,141	$3,508
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$2,184	$4,141	$3,508

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(1,958)	$94	$(3,684)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(1,958)	$94	$(3,684)

American Funds Insurance Series

			New World Fund	Global Growth and Income Fund	International Growth and Income Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$86	$133	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$86	$133	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$57	$75	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$57	$75	$—

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$2,386	$2,373	$9
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$2,386	$2,373	$9

Net unrealized depreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(537)	$(1,206)	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(537)	$(1,206)	$—

See end of tables for footnote.

American Funds Insurance Series

			Asset Allocation Fund	Global Balanced Fund	Bond Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$132	$178
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	104
Interest rate swaps	Interest	Net unrealized appreciation*	1,558	—	13,978
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$1,558	$132	$14,260

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$68	$1,210
Forward currency	Currency	Payables for closed forward currency contracts	—	1	—
Interest rate swaps	Interest	Net unrealized depreciation*	6,310	—	12,141
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$6,310	$69	$13,351

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized (loss) gain on forward currency contracts	$—	$(5)	$23,312
Interest rate swaps	Interest	Net realized (loss) gain on interest rate swaps	(6,911)	—	24,673
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$(6,911)	$(5)	$47,985

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) on forward currency contracts	$—	$(16)	$(5,894)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	4,375	—	9,298
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$4,375	$(16)	$3,404

American Funds Insurance Series

			Global Bond Fund	High- Income Bond Fund	Mortgage Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$4,136	$37	$—
Forward currency	Currency	Receivables for closed forward currency contracts	1,546	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	713	3	2,821
Credit default swaps	Credit	Net unrealized appreciation*	—	706	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$6,395	$746	$2,821

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$1,470	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	39	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	648	277	1,666
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$2,157	$277	$1,666

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$6,624	$1,167	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	1,875	1,109	2,444
Credit default swaps	Credit	Net realized loss on credit default swaps	—	(679)	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$8,499	$1,597	$2,444

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	$1,831	$(196)	$—
Interest rate swaps	Interest	Net unrealized appreciation (depreciation) on interest rate swaps	240	(274)	1,961
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	706	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$2,071	$236	$1,961

See end of tables for footnote.

American Funds Insurance Series

			U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	27,879	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	38	101
Futures contracts	Currency	Net unrealized appreciation*	—	34	118
			$27,879	$72	$219

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	26,651	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	101	323
Futures contracts	Currency	Net unrealized depreciation*	—	14	62
			$26,651	$115	$385

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	32,833	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	—	(6,558)	(2,419)
Futures contracts	Currency	Net realized gain on futures contracts	—	203	1,131
			$32,833	$(6,355)	$(1,288)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	8,864	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation (depreciation) on futures contracts	—	397	(31)
Futures contracts	Currency	Net unrealized (depreciation) appreciation on futures contracts	—	(2)	14
			$8,864	$395	$(17)

American Funds Insurance Series

			Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	5	9	39
Futures contracts	Currency	Net unrealized appreciation*	23	31	57
			$28	$40	$96

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	98	160	1,613
Futures contracts	Currency	Net unrealized depreciation*	1	6	9
			$99	$166	$1,622

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(5,774)	(4,829)	(44,808)
Futures contracts	Currency	Net realized gain on futures contracts	123	133	444
			$(5,651)	$(4,696)	$(44,364)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation (depreciation) on futures contracts	33	53	(1,574)
Futures contracts	Currency	Net unrealized appreciation on futures contracts	17	13	48
			$50	$66	$(1,526)

*	Includes cumulative appreciation/depreciation on interest rate swaps, credit default swaps and/or futures contracts as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series

Collateral — Funds that invest in forward currency contracts, interest rate swaps, credit default swaps, futures and/or future delivery contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2015 (dollars in thousands) if close-out netting was exercised:

Global Growth Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Liabilities:
Bank of America, N.A.	$492	$—	$(391)	$—	$101
Citibank	67	—	—	—	67
JPMorgan Chase	27	—	—	—	27
UBS AG	4	—	—	—	4
Total	$590	$—	$(391)	$—	$199

Global Small Capitalization Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Barclays Bank PLC	$8	$—	$—	$—	$8
Citibank	180	—	—	—	180
HSBC Bank	419	—	—	—	419
Total	$607	$—	$—	$—	$607
Liabilities:
Barclays Bank PLC	$12	$—	$—	$—	$12
HSBC Bank	8	—	—	—	8
UBS AG	95	—	—	—	95
Total	$115	$—	$—	$—	$115

American Funds Insurance Series

International Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
HSBC Bank	$34	$—	$—	$—	$34
JPMorgan Chase	27	—	—	—	27
UBS AG	1,313	(305)	(592)	—	416
Total	$1,374	$(305)	$(592)	$—	$477
Liabilities:
Bank of America, N.A.	$82	$—	$(82)	$—	$—
Barclays Bank PLC	563	—	(290)	—	273
UBS AG	305	(305)	—	—	—
Total	$950	$(305)	$(372)	$—	$273

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Barclays Bank PLC	$6	$—	$—	$—	$6
HSBC Bank	3	—	—	—	3
JPMorgan Chase	32	(32)	—	—	—
UBS AG	45	(2)	—	—	43
Total	$86	$(34)	$—	$—	$52
Liabilities:
Bank of America, N.A.	$22	$—	$—	$—	$22
JPMorgan Chase	33	(32)	—	—	1
UBS AG	2	(2)	—	—	—
Total	$57	$(34)	$—	$—	$23

Global Growth and Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Citibank	$132	$—	$—	$—	$132
HSBC Bank	1	(1)	—	—	—
Total	$133	$(1)	$—	$—	$132
Liabilities:
Bank of America, N.A.	$49	$—	$—	$—	$49
HSBC Bank	20	(1)	—	—	19
JPMorgan Chase	6	—	—	—	6
Total	$75	$(1)	$—	$—	$74

See end of tables for footnote.

American Funds Insurance Series

Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$16	$(1)	$—	$—	$15
Bank of New York Mellon	2	(2)	—	—	—
Barclays Bank PLC	3	(3)	—	—	—
Citibank	2	(2)	—	—	—
HSBC Bank	56	(15)	—	—	41
JPMorgan Chase	17	(17)	—	—	—
UBS AG	36	(15)	—	—	21
Total	$132	$(55)	$—	$—	$77
Liabilities:
Bank of America, N.A.	$1	$(1)	$—	$—	$—
Bank of New York Mellon	6	(2)	—	—	4
Barclays Bank PLC	4	(3)	—	—	1
Citibank	5	(2)	—	—	3
HSBC Bank	15	(15)	—	—	—
JPMorgan Chase	22	(17)	—	—	5
UBS AG	15	(15)	—	—	—
Total	$68	$(55)	$—	$—	$13

Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$82	$—	$—	$—	$82
HSBC Bank	22	(22)	—	—	—
JPMorgan Chase	82	(82)	—	—	—
UBS AG	96	(96)	—	—	—
Total	$282	$(200)	$—	$—	$82
Liabilities:
HSBC Bank	$188	$(22)	$(165)	$—	$1
JPMorgan Chase	179	(82)	—	—	97
UBS AG	843	(96)	(631)	—	116
Total	$1,210	$(200)	$(796)	$—	$214

American Funds Insurance Series

Global Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$506	$(55)	$(138)	$—	$313
Barclays Bank PLC	63	(63)	—	—	—
Citibank	1,225	(255)	(681)	—	289
HSBC Bank	1,065	(373)	(179)	—	513
JPMorgan Chase	1,906	(315)	(1,591)	—	—
UBS AG	917	(432)	(475)	—	10
Total	$5,682	$(1,493)	$(3,064)	$—	$1,125
Liabilities:
Bank of America, N.A.	$55	$(55)	$—	$—	$—
Barclays Bank PLC	79	(63)	—	—	16
Citibank	255	(255)	—	—	—
HSBC Bank	373	(373)	—	—	—
JPMorgan Chase	315	(315)	—	—	—
UBS AG	432	(432)	—	—	—
Total	$1,509	$(1,493)	$—	$—	$16

High-Income Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$15	$—	$—	$—	$15
Citibank	4	—	—	—	4
JPMorgan Chase	18	—	—	—	18
Total	$37	$—	$—	$—	$37

* Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2012. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2011. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced

American Funds Insurance Series

operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2008; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of recent rulings from European courts, some of the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; non-U.S. taxes on capital gains; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2015. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures are as follows (dollars in thousands):

		Global Small				Blue Chip
	Global	Capitalization		International	New World	Income and
	Growth Fund	Fund	Growth Fund	Fund	Fund	Growth Fund
Undistributed ordinary income	$32,894	$11,421	$41,300	$11,250	$2,125	$89,456
Undistributed long-term capital gain	425,513	714,068	1,900,761	637,417	—	533,399
Capital loss carryforward:
No expiration	—	—	—	—	(72,641)	—
Gross unrealized appreciation on investment securities	1,512,267	940,270	7,478,382	1,041,002	405,000	1,468,083
Gross unrealized depreciation on investment securities	(258,822)	(744,246)	(873,638)	(718,553)	(334,420)	(507,028)
Net unrealized appreciation (depreciation) on investment securities	1,253,445	196,024	6,604,744	322,449	70,580	961,055
Cost of investment securities	4,302,332	4,033,768	15,252,627	7,141,968	2,612,230	5,918,330
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	15,146	14,239	(1,719)	33,875	(8,376)	(39)

American Funds Insurance Series

	Global		International	Capital	Asset	Global
	Growth and	Growth-	Growth and	Income	Allocation	Balanced
	Income Fund	Income Fund	Income Fund	Builder	Fund	Fund
Undistributed ordinary income	$5,232	$199,886	$2,684	$21	$58,950	$—
Late year ordinary loss deferral*	—	—	—	—	—	(355)
Undistributed long-term capital gain	—	2,563,501	4,647	—	463,050	—
Post-October capital loss deferral*	(12,225)	—	—	—	—	(855)
Capital loss carryforward:
No expiration	—	—	—	(1,684)	—	—
Expiring 2017	(17,429)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—
	(17,726)	—	—	(1,684)	—	—
Capital loss carryforward utilized	65,054	—	—	—	—	—
Gross unrealized appreciation on investment securities	324,795	6,548,185	71,259	5,806	3,813,700	26,516
Gross unrealized depreciation on investment securities	(132,129)	(1,562,902)	(121,048)	(15,033)	(793,503)	(12,642)
Net unrealized appreciation (depreciation) on investment securities	192,666	4,985,283	(49,789)	(9,227)	3,020,197	13,874
Cost of investment securities	1,587,394	19,243,509	1,039,071	247,585	15,733,476	207,307
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	9,254	(3,541)	507	156	5,352	(2,013)
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	(1)	—	—	—	—	—

					U.S.
					Government/
					AAA-Rated	Cash
		Global Bond	High-Income	Mortgage	Securities	Management
	Bond Fund	Fund	Bond Fund	Fund	Fund	Fund
Undistributed ordinary income	$74,947	$—	$20,431	$4,155	$51,560	$—
Late year ordinary loss deferral*	—	(7,647)	—	—	—	—
Undistributed long-term capital gain	18,561	1,747	—	185	17,063	—
Post-October capital loss deferral*	—	(655)	—	—	—	—
Capital loss carryforward:
No expiration	—	—	(97,754)	—	—	—
Expiring 2017	—	—	(45,026)	—	—	—
	—	—	(142,780)	—	—	—

Gross unrealized appreciation on investment securities	92,033	12,260	3,774	2,645	17,245	31
Gross unrealized depreciation on investment securities	(175,438)	(135,822)	(280,015)	(3,021)	(32,309)	(5)
Net unrealized appreciation (depreciation) on investment securities	(83,405)	(123,562)	(276,241)	(376)	(15,064)	26
Cost of investment securities	10,765,521	2,380,512	2,032,500	448,511	3,196,906	363,003
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	33,980	(76,689)	(639)	2,584	21,268	1
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	10,829	—	—	—	1,711

See next page for footnote.

American Funds Insurance Series

			Managed
		Managed	Risk Blue	Managed	Managed
	Managed	Risk	Chip	Risk	Risk Asset
	Risk Growth	International	Income and	Growth-	Allocation
	Fund	Fund	Growth Fund	Income Fund	Fund
Undistributed ordinary income	$328	$839	$2,223	$1,328	$34,133
Undistributed long-term capital gain	14,998	2,179	5,911	8,464	93,485
Capital loss carryforward utilized	—	319	1,316	—	—
Gross unrealized appreciation on investment securities	—	—	—	—	—
Gross unrealized depreciation on investment securities	(14,331)	(11,365)	(15,446)	(12,996)	(137,768)
Net unrealized appreciation (depreciation) on investment securities	(14,331)	(11,365)	(15,446)	(12,996)	(137,768)
Cost of investment securities	157,365	91,955	149,519	133,326	2,788,804
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	(83)	(65)	725	327	16,701

*	These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$34,454	$137,198	$171,652	$21,714	$149,231	$170,945
Class 2	74,382	349,551	423,933	46,982	409,357	456,339
Class 4	1,272	4,175	5,447	185	729	914
Total	$110,108	$490,924	$601,032	$68,881	$559,317	$628,198

Global Small Capitalization Fund

	Year ended December 31, 2015			Year ended December 31, 2014
						Total
			Total			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$14,631	$107,277	$121,908	$4,791	$5,850	$10,641
Class 2	24,973	183,098	208,071	3,426	12,856	16,282
Class 4	189	1,383	1,572	8	35	43
Total	$39,793	$291,758	$331,551	$8,225	$18,741	$26,966

Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$59,092	$1,460,328	$1,519,420	$101,536	$338,191	$439,727
Class 2	88,259	3,114,763	3,203,022	120,723	770,692	891,415
Class 3	1,311	42,040	43,351	2,019	10,176	12,195
Class 4	2,709	9,375	12,084	204	355	559
Total	$151,371	$4,626,506	$4,777,877	$224,482	$1,119,414	$1,343,896

American Funds Insurance Series

International Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$63,527	$196,800	$260,327	$56,042	$—	$56,042
Class 2	64,651	245,172	309,823	62,808	—	62,808
Class 3	540	2,060	2,600	586	—	586
Class 4	657	2,035	2,692	253	—	253
Total	$129,375	$446,067	$575,442	$119,689	$—	$119,689

New World Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$33,998	$63,241	$97,239	$22,533	$136,762	$159,295
Class 2	20,466	43,910	64,376	14,710	118,828	133,538
Class 4	2,315	4,736	7,051	712	2,416	3,128
Total	$56,779	$111,887	$168,666	$37,955	$258,006	$295,961

Blue Chip Income and Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$104,537	$336,268	$440,805	$110,127	$—	$110,127
Class 2	88,048	328,339	416,387	111,072	—	111,072
Class 4	650	1,651	2,301	214	—	214
Total	$193,235	$666,258	$859,493	$221,413	$—	$221,413

Global Growth and Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total			Total
	Ordinary	Long-term	dividends	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$6,244	$—	$6,244	$7,433	$—	$7,433
Class 2	30,016	—	30,016	59,444	—	59,444
Class 4	79	—	79	55	—	55
Total	$36,339	$—	$36,339	$66,932	$—	$66,932

Growth-Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$211,212	$1,523,989	$1,735,201	$160,312	$481,640	$641,952
Class 2	227,897	1,955,599	2,183,496	182,884	707,921	890,805
Class 3	2,968	24,839	27,807	2,464	9,150	11,614
Class 4	5,428	7,004	12,432	336	338	674
Total	$447,505	$3,511,431	$3,958,936	$345,996	$1,199,049	$1,545,045

American Funds Insurance Series

International Growth and Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$17,822	$15,393	$33,215	$23,471	$7,090	$30,561
Class 2	5,743	5,535	11,278	7,334	2,491	9,825
Class 4	671	578	1,249	564	75	639
Total	$24,236	$21,506	$45,742	$31,369	$9,656	$41,025

Capital Income Builder

	Year ended December 31, 2015					Year ended December 31, 2014*
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class 1	$1,286		$—	$1,286		$409		$—	$409
Class 2	—	†	—	—	†	—	†	—	—	†
Class 4	3,002		—	3,002		520		—	520
Total	$4,288		$—	$4,288		$929		$—	$929

Asset Allocation Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$310,613	$785,247	$1,095,860	$244,441	$487,101	$731,542
Class 2	126,004	335,062	461,066	104,039	252,911	356,950
Class 3	927	2,404	3,331	774	1,837	2,611
Class 4	36,628	4,226	40,854	434	247	681
Total	$474,172	$1,126,939	$1,601,111	$349,688	$742,096	$1,091,784

Global Balanced Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$596	$605	$1,201	$559		$943		$1,502
Class 2	1,802	2,359	4,161	2,317		4,536		6,853
Class 4	5	4	9	—	†	—	†	—	†
Total	$2,403	$2,968	$5,371	$2,876		$5,479		$8,355

American Funds Insurance Series

Bond Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$195,551	$20,064	$215,615	$106,599	$1,717	$108,316
Class 2	141,408	16,478	157,886	88,930	1,704	90,634
Class 4	1,556	156	1,712	497	3	500
Total	$338,515	$36,698	$375,213	$196,026	$3,424	$199,450

Global Bond Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$21,903	$12,052	$33,955	$21,017	$10,164	$31,181
Class 2	23,532	13,266	36,798	17,806	12,830	30,636
Class 4	81	46	127	57	4	61
Total	$45,516	$25,364	$70,880	$38,880	$22,998	$61,878

High-Income Bond Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$65,080	$—	$65,080	$60,248	$—	$60,248
Class 2	48,382	—	48,382	55,536	—	55,536
Class 3	742	—	742	966	—	966
Class 4	83	—	83	46	—	46
Total	$114,287	$—	$114,287	$116,796	$—	$116,796

Mortgage Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$7,999	$—	$7,999	$2,595	$—	$2,595
Class 2	1,499	—	1,499	364	—	364
Class 4	168	—	168	4	—	4
Total	$9,666	$—	$9,666	$2,963	$—	$2,963

See end of tables for footnotes.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$35,624	$1,712	$37,336	$22,540	$—	$22,540
Class 2	35,376	1,904	37,280	18,675	—	18,675
Class 3	253	13	266	143	—	143
Class 4	821	26	847	325	—	325
Total	$72,074	$3,655	$75,729	$41,683	$—	$41,683

Managed Risk Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$—	$—	$—	$2	$3	$5
Class P2	—	—	—	532	1,325	1,857
Total	$—	$—	$—	$534	$1,328	$1,862

Managed Risk International Fund

	Year ended December 31, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$—	†	$—	$—	†	$2	$—	$2
Class P2	14		—	14		508	—	508
Total	$14		$—	$14		$510	$—	$510

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$1	$—	$1	$6	$—	$6
Class P2	529	—	529	2,173	—	2,173
Total	$530	$—	$530	$2,179	$—	$2,179

Managed Risk Growth-Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$3	$—	$3	$2	$3	$5
Class P2	64	—	64	641	1,587	2,228
Total	$67	$—	$67	$643	$1,590	$2,233

American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$9,630	$8,843	$18,473	$581	$—	$581
Class P2	28,454	39,547	68,001	976	—	976
Total	$38,084	$48,390	$86,474	$1,557	$—	$1,557

*	For the period May 1, 2014, commencement of operations, through December 31, 2014.
†	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees. Effective January 1, 2016, CRMC reduced the investment advisory services fee from an annual rate of 0.25% of average daily net assets to 0.15% of average daily net assets for the managed risk funds.

Investment advisory services waiver — The series’ board of trustees approved an amended agreement for Blue Chip Income and Growth Fund effective February 1, 2015, decreasing the annual rates on daily net assets in excess of $6.5 billion to 0.360%. During the year ended December 31, 2015, CRMC voluntarily reduced investment advisory services fees to the new breakpoint and rate in advance of the effective date of the amended agreement. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2015, total investment advisory services fees waived by CRMC were $3,308,000.

American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after any investment advisory services waivers, are as follows:

					For the	For the
					period ended	period ended
	Rates		Net asset level (in billions)		December 31,	December 31,
	Beginning	Ending		In excess	2015,	2015,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.69	.69
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.50	.50
New World Fund	.850	.620	.5	2.5	.72	.72
Blue Chip Income and Growth Fund	.500	.360	.6	6.5	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.64	.64
Capital Income Builder Fund	.500		all		.50	.50
Asset Allocation Fund	.500	.244	.6	13.0	.27	.27
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.34	.34
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.13
Managed Risk International Fund	.250		all		.25	.13
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.13
Managed Risk Growth-Income Fund	.250		all		.25	.13
Managed Risk Asset Allocation Fund	.250		all		.25	.13

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

American Funds Insurance Series

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the year ended December 31, 2015, total expenses reimbursed by CRMC were $710,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$161
Class 2	10,002	—	400
Class 4	126	126	5
Total class-specific expenses	$10,128	$126	$566

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$166
Class 2	6,818	—	273
Class 4	57	57	2
Total class-specific expenses	$6,875	$57	$441

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$712
Class 2	37,771	—	1,511
Class 3	369	—	21
Class 4	254	254	10
Total class-specific expenses	$38,394	$254	$2,254

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$350
Class 2	10,878	—	435
Class 3	66	—	4
Class 4	86	86	3
Total class-specific expenses	$11,030	$86	$792

New World Fund
		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$153
Class 2	2,617	—	105
Class 4	289	289	11
Total class-specific expenses	$2,906	$289	$269

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$363
Class 2	8,762	—	350
Class 4	48	48	2
Total class-specific expenses	$8,810	$48	$715

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$25
Class 2	4,032	—	161
Class 4	7	7	—	*
Total class-specific expenses	$4,039	$7	$186

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$1,092
Class 2	34,464	—	1,378
Class 3	316	—	18
Class 4	273	273	11
Total class-specific expenses	$35,053	$273	$2,499

See end of tables for footnote.

American Funds Insurance Series

International Growth and Income Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$76
Class 2	659		—		26
Class 4	71		71		3
Total class-specific expenses	$730		$71		$105

Capital Income Builder

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$4
Class 2	—		—		—
Class 4	279		279		11
Total class-specific expenses	$279		$279		$15

Asset Allocation Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$1,221
Class 2	13,185		—		527
Class 3	69		—		4
Class 4	1,153		1,154		46
Total class-specific expenses	$14,407		$1,154		$1,798

Global Balanced Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$4
Class 2	446		—		18
Class 4	—	*	—	*	—	*
Total class-specific expenses	$446		$—	*	$22

Bond Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$543
Class 2	10,969		—		439
Class 4	108		108		4
Total class-specific expenses	$11,077		$108		$986

Global Bond Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$117
Class 2	3,273		—		131
Class 4	12		12		1
Total class-specific expenses	$3,285		$12		$249

High-Income Bond Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$105
Class 2	2,198		—		88
Class 3	26		—		2
Class 4	6		6		—	*
Total class-specific expenses	$2,230		$6		$195

Mortgage Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$28
Class 2	140		—		6
Class 4	8		9		—	*
Total class-specific expenses	$148		$9		$34

U.S. Government/AAA-Rated Securities Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$156
Class 2	4,169		—		167
Class 3	21		—		1
Class 4	76		76		3
Total class-specific expenses	$4,266		$76		$327

Cash Management Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$4
Class 2	769		—		31
Class 3	11		—		1
Class 4	24		24		1
Total class-specific expenses	$804		$24		$37

American Funds Insurance Series

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	286	286
Total class-specific expenses	$286	$286

Managed Risk International Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	173	173
Total class-specific expenses	$173	$173

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	312	312
Total class-specific expenses	$312	$312

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	253	253
Total class-specific expenses	$253	$253

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$1,139
Class P2	4,697	4,697
Total class-specific expenses	$4,697	$5,836

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$51	$1		$52
Global Small Capitalization Fund	38	1		39
Growth Fund	202	4		206
International Fund	71	1		72
New World Fund	24	1		25
Blue Chip Income and Growth Fund	64	1		65
Global Growth and Income Fund	17	—	*	17
Growth-Income Fund	225	4		229
International Growth and Income Fund	9	—	*	9
Capital Income Builder	1	—	*	1
Asset Allocation Fund	159	3		162
Global Balanced Fund	2	—	*	2
Bond Fund	87	1		88
Global Bond Fund	23	—	*	23
High-Income Bond Fund	18	—	*	18
Mortgage Fund	3	—	*	3
U.S. Government/AAA-Rated Securities Fund	30	—	*	30
Cash Management Fund	3	—	*	3
Managed Risk Growth Fund	1	—	*	1
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	1	—	*	1
Managed Risk Growth-Income Fund	1	—	*	1
Managed Risk Asset Allocation Fund	19	1		20

*	Amount less than one thousand.

American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$242,608	8,797	$171,652	6,332	$(284,375)	(10,186)	$129,885	4,943
Class 2	63,278	2,321	423,933	15,756	(513,101)	(18,595)	(25,890)	(518)
Class 4	80,540	2,928	5,447	203	(10,490)	(389)	75,497	2,742
Total net increase (decrease)	$386,426	14,046	$601,032	22,291	$(807,966)	(29,170)	$179,492	7,167

Year ended December 31, 2014

Class 1	$184,637	6,455	$170,945	6,260	$(174,151)	(6,124)	$181,431	6,591
Class 2	63,364	2,246	456,339	16,834	(541,744)	(19,183)	(22,041)	(103)
Class 4	19,507	693	914	33	(1,305)	(47)	19,116	679
Total net increase (decrease)	$267,508	9,394	$628,198	23,127	$(717,200)	(25,354)	$178,506	7,167

Global Small Capitalization Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$513,999	19,169	$121,908	4,341	$(211,242)	(7,700)	$424,665	15,810
Class 2	80,928	3,206	208,071	7,558	(354,071)	(13,220)	(65,072)	(2,456)
Class 4	29,896	1,122	1,572	57	(6,551)	(252)	24,917	927
Total net increase (decrease)	$624,823	23,497	$331,551	11,956	$(571,864)	(21,172)	$384,510	14,281

Year ended December 31, 2014

Class 1	$271,446	10,305	$10,641	409	$(129,888)	(4,940)	$152,199	5,774
Class 2	61,975	2,423	16,282	630	(344,027)	(13,338)	(265,770)	(10,285)
Class 4	11,043	422	43	1	(3,103)	(119)	7,983	304
Total net increase (decrease)	$344,464	13,150	$26,966	1,040	$(477,018)	(18,397)	$(105,588)	(4,207)

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$545,748	7,598	$1,516,077	22,116	$(1,366,376)	(18,624)	$695,449	11,090
Class 2	178,141	2,443	3,203,022	46,982	(2,197,881)	(29,528)	1,183,282	19,897
Class 3	783	11	43,350	629	(28,825)	(389)	15,308	251
Class 4	382,752	5,567	12,085	178	(12,814)	(184)	382,023	5,561
Total net increase (decrease)	$1,107,424	15,619	$4,774,534	69,905	$(3,605,896)	(48,725)	$2,276,062	36,799

Year ended December 31, 2014

Class 1	$427,546	5,435	$439,268	5,684	$(902,919)	(11,466)	$(36,105)	(347)
Class 2	161,775	2,066	891,416	11,588	(2,361,274)	(30,194)	(1,308,083)	(16,540)
Class 3	818	10	12,194	157	(26,290)	(333)	(13,278)	(166)
Class 4	19,956	255	559	7	(2,162)	(28)	18,353	234
Total net increase (decrease)	$610,095	7,766	$1,343,437	17,436	$(3,292,645)	(42,021)	$(1,339,113)	(16,819)

American Funds Insurance Series

International Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$613,096	30,399	$260,327	13,102	$(308,218)	(15,161)	$565,205	28,340
Class 2	243,300	12,263	309,824	15,584	(460,836)	(22,675)	92,288	5,172
Class 3	591	29	2,600	130	(5,955)	(292)	(2,764)	(133)
Class 4	37,705	1,848	2,691	136	(6,576)	(332)	33,820	1,652
Total net increase (decrease)	$894,692	44,539	$575,442	28,952	$(781,585)	(38,460)	$688,549	35,031

Year ended December 31, 2014

Class 1	$380,142	17,940	$56,042	2,782	$(341,755)	(16,103)	$94,429	4,619
Class 2	227,750	10,810	62,808	3,135	(1,641,111)	(78,073)	(1,350,553)	(64,128)
Class 3	229	10	585	29	(7,077)	(334)	(6,263)	(295)
Class 4	17,887	843	253	13	(1,144)	(54)	16,996	802
Total net increase (decrease)	$626,008	29,603	$119,688	5,959	$(1,991,087)	(94,564)	$(1,245,391)	(59,002)

New World Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$250,385	12,453	$97,239	4,794	$(74,017)	(3,664)	$273,607	13,583
Class 2	52,944	2,691	64,376	3,193	(146,327)	(7,294)	(29,007)	(1,410)
Class 4	120,968	6,065	7,051	351	(7,843)	(403)	120,176	6,013
Total net increase (decrease)	$424,297	21,209	$168,666	8,338	$(228,187)	(11,361)	$364,776	18,186

Year ended December 31, 2014

Class 1	$324,674	13,748	$159,199	6,820	$(159,490)	(6,712)	$324,383	13,856
Class 2	67,274	3,007	133,538	5,749	(199,405)	(8,528)	1,407	228
Class 4	66,188	2,863	3,128	137	(4,760)	(202)	64,556	2,798
Total net increase (decrease)	$458,136	19,618	$295,865	12,706	$(363,655)	(15,442)	$390,346	16,882

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$452,522	32,801	$437,325	32,701	$(252,335)	(18,381)	$637,512	47,121
Class 2	32,390	2,382	416,386	31,379	(427,875)	(31,163)	20,901	2,598
Class 4	28,833	2,128	2,302	174	(5,348)	(390)	25,787	1,912
Total net increase (decrease)	$513,745	37,311	$856,013	64,254	$(685,558)	(49,934)	$684,200	51,631

Year ended December 31, 2014

Class 1	$634,484	44,701	$109,528	7,600	$(357,453)	(25,605)	$386,559	26,696
Class 2	30,187	2,104	111,072	7,771	(593,568)	(42,833)	(452,309)	(32,958)
Class 4	11,406	792	215	15	(2,557)	(182)	9,064	625
Total net increase (decrease)	$676,077	47,597	$220,815	15,386	$(953,578)	(68,620)	$(56,686)	(5,637)

See end of tables for footnotes.

American Funds Insurance Series

Global Growth and Income Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$123,370	9,539	$5,769	464	$(24,549)	(1,895)	$104,590	8,108
Class 2	31,965	2,464	30,016	2,406	(222,457)	(17,093)	(160,476)	(12,223)
Class 4	7,444	579	79	6	(4,032)	(318)	3,491	267
Total net increase (decrease)	$162,779	12,582	$35,864	2,876	$(251,038)	(19,306)	$(52,395)	(3,848)

Year ended December 31, 2014

Class 1	$34,831	2,706	$7,340	582	$(51,693)	(4,103)	$(9,522)	(815)
Class 2	29,379	2,291	59,444	4,718	(264,395)	(20,538)	(175,572)	(13,529)
Class 4	1,666	129	55	4	(780)	(61)	941	72
Total net increase (decrease)	$65,876	5,126	$66,839	5,304	$(316,868)	(24,702)	$(184,153)	(14,272)

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$1,314,853	26,814	$1,729,526	36,549	$(1,566,420)	(31,547)	$1,477,959	31,816
Class 2	145,682	2,979	2,183,497	46,507	(1,808,597)	(36,727)	520,582	12,759
Class 3	517	9	27,807	587	(26,339)	(533)	1,985	63
Class 4	400,638	8,616	12,432	270	(15,657)	(325)	397,413	8,561
Total net increase (decrease)	$1,861,690	38,418	$3,953,262	83,913	$(3,417,013)	(69,132)	$2,397,939	53,199

Year ended December 31, 2014

Class 1	$1,350,590	26,045	$641,213	12,554	$(1,449,140)	(28,021)	$542,663	10,578
Class 2	146,775	2,843	890,805	17,580	(2,265,133)	(44,088)	(1,227,553)	(23,665)
Class 3	1,337	25	11,614	227	(29,526)	(570)	(16,575)	(318)
Class 4	28,729	553	674	13	(2,803)	(54)	26,600	512
Total net increase (decrease)	$1,527,431	29,466	$1,544,306	30,374	$(3,746,602)	(72,733)	$(674,865)	(12,893)

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$15,184	932	$33,215	2,124	$(9,326)	(556)	$39,073	2,500
Class 2	42,188	2,495	11,279	722	(19,855)	(1,216)	33,612	2,001
Class 4	17,667	1,083	1,248	81	(3,033)	(190)	15,882	974
Total net increase (decrease)	$75,039	4,510	$45,742	2,927	$(32,214)	(1,962)	$88,567	5,475

Year ended December 31, 2014

Class 1	$135,449	7,581	$30,562	1,854	$(65,051)	(3,745)	$100,960	5,690
Class 2	16,759	964	9,825	597	(18,584)	(1,055)	8,000	506
Class 4	21,190	1,211	639	39	(921)	(52)	20,908	1,198
Total net increase (decrease)	$173,398	9,756	$41,026	2,490	$(84,556)	(4,852)	$129,868	7,394

American Funds Insurance Series

Capital Income Builder

	Proceeds from initial capitalization			Sales[1]				Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount		Shares		Amount	Shares	Amount		Shares

Year ended December 31, 2015

Class 1	$—	—		$61,778		6,412		$1,286		136		$(1,229)	(132)	$61,835		6,416
Class 2	—	—		—		—		—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 4	—	—		111,713		11,396		3,002		315		(5,308)	(549)	109,407		11,162
Total net increase (decrease)	$—	—		$173,491		17,808		$4,288		451		$(6,537)	(681)	$171,242		17,578

Year ended December 31, 2014[3]

Class 1	$19,998	2,000		$154		16		$409		41		$(36)	(4)	$20,525		2,053
Class 2	1	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	1		—
Class 4	1	—	[2]	56,746		5,678		520		53		(1,130)	(113)	56,137		5,618
Total net increase (decrease)	$20,000	2,000		$56,900		5,694		$929		94		$(1,166)	(117)	$76,663		7,671

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$1,535,220	71,399	$1,095,859		52,092		$(2,848,179)	(133,856)	$(217,100)	(10,365)
Class 2	124,804	5,833	461,066		22,110		(682,572)	(32,022)	(96,702)	(4,079)
Class 3	856	40	3,331		159		(4,803)	(223)	(616)	(24)
Class 4	2,429,290	115,496	40,855		1,991		(12,761)	(607)	2,457,384	116,880
Total net increase (decrease)	$4,090,170	192,768	$1,601,111		76,352		$(3,548,315)	(166,708)	$2,142,966	102,412

Year ended December 31, 2014

Class 1	$1,900,080	84,968	$731,542		33,258		$(1,038,802)	(46,153)	$1,592,820	72,073
Class 2	155,081	6,998	356,950		16,361		(715,536)	(32,277)	(203,505)	(8,918)
Class 3	1,259	57	2,611		118		(6,288)	(281)	(2,418)	(106)
Class 4	32,797	1,481	681		31		(2,050)	(94)	31,428	1,418
Total net increase (decrease)	$2,089,217	93,504	$1,091,784		49,768		$(1,762,676)	(78,805)	$1,418,325	64,467

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$16,784	1,513	$1,201		111		$(5,668)	(512)	$12,317	1,112
Class 2	15,210	1,360	4,161		386		(21,309)	(1,924)	(1,938)	(178)
Class 4	659	60	9		1		(1)	— [2]	667	61
Total net increase (decrease)	$32,653	2,933	$5,371		498		$(26,978)	(2,436)	$11,046	995

Year ended December 31, 2014

Class 1	$229	20	$1,503		134		$(127)	(11)	$1,605	143
Class 2	29,687	2,589	6,852		616		(9,380)	(820)	27,159	2,385
Class 4	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Total net increase (decrease)	$29,916	2,609	$8,355		750		$(9,507)	(831)	$28,764	2,528

See end of tables for footnotes.

American Funds Insurance Series

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$1,036,298	93,861	$213,571	19,839	$(300,859)	(27,378)	$949,010	86,322
Class 2	110,070	10,143	157,887	14,830	(551,976)	(50,779)	(284,019)	(25,806)
Class 4	43,727	4,005	1,711	160	(13,279)	(1,216)	32,159	2,949
Total net increase (decrease)	$1,190,095	108,009	$373,169	34,829	$(866,114)	(79,373)	$697,150	63,465

Year ended December 31, 2014

Class 1	$754,186	68,208	$107,710	9,742	$(542,787)	(48,790)	$319,109	29,160
Class 2	177,278	16,106	90,634	8,290	(619,817)	(56,644)	(351,905)	(32,248)
Class 4	31,784	2,869	501	45	(5,766)	(522)	26,519	2,392
Total net increase (decrease)	$963,248	87,183	$198,845	18,077	$(1,168,370)	(105,956)	$(6,277)	(696)

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$165,830	14,553	$33,954	3,037	$(282,448)	(25,245)	$(82,664)	(7,655)
Class 2	33,635	2,962	36,798	3,309	(158,924)	(14,073)	(88,491)	(7,802)
Class 4	3,452	304	128	12	(1,543)	(134)	2,037	182
Total net increase (decrease)	$202,917	17,819	$70,880	6,358	$(442,915)	(39,452)	$(169,118)	(15,275)

Year ended December 31, 2014

Class 1	$241,123	19,710	$31,181	2,593	$(156,449)	(12,855)	$115,855	9,448
Class 2	24,571	2,029	30,636	2,560	(157,807)	(13,005)	(102,600)	(8,416)
Class 4	4,775	392	61	5	(626)	(52)	4,210	345
Total net increase (decrease)	$270,469	22,131	$61,878	5,158	$(314,882)	(25,912)	$17,465	1,377

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$223,032	21,529	$65,080	6,936	$(148,108)	(14,222)	$140,004	14,243
Class 2	32,524	3,169	48,382	5,222	(137,078)	(13,259)	(56,172)	(4,868)
Class 3	2,044	194	742	79	(5,538)	(528)	(2,752)	(255)
Class 4	16,932	1,527	83	8	(16,023)	(1,447)	992	88
Total net increase (decrease)	$274,532	26,419	$114,287	12,245	$(306,747)	(29,456)	$82,072	9,208

Year ended December 31, 2014

Class 1	$226,447	20,029	$60,198	5,726	$(69,861)	(6,187)	$216,784	19,568
Class 2	27,460	2,460	55,536	5,341	(167,244)	(15,003)	(84,248)	(7,202)
Class 3	1,235	109	966	91	(4,384)	(388)	(2,183)	(188)
Class 4	5,476	487	46	4	(5,386)	(472)	136	19
Total net increase (decrease)	$260,618	23,085	$116,746	11,162	$(246,875)	(22,050)	$130,489	12,197

American Funds Insurance Series

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$41,987	3,898	$7,999	754		$(67,729)	(6,313)	$(17,743)	(1,661)
Class 2	10,830	1,011	1,499	142		(5,502)	(512)	6,827	641
Class 4	15,842	1,482	168	16		(4,875)	(457)	11,135	1,041
Total net increase (decrease)	$68,659	6,391	$9,666	912		$(78,106)	(7,282)	$219	21

Year ended December 31, 2014

Class 1	$98,137	9,226	$2,596	243		$(16,394)	(1,558)	$84,339	7,911
Class 2	7,547	713	364	34		(6,687)	(633)	1,224	114
Class 4	978	92	3	—	[2]	(513)	(48)	468	44
Total net increase (decrease)	$106,662	10,031	$2,963	277		$(23,594)	(2,239)	$86,031	8,069

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$70,484	5,630	$37,336	3,026		$(397,508)	(31,768)	$(289,688)	(23,112)
Class 2	24,610	1,988	37,280	3,053		(190,136)	(15,348)	(128,246)	(10,307)
Class 3	1,477	118	266	21		(3,640)	(290)	(1,897)	(151)
Class 4	50,075	4,027	847	69		(25,031)	(2,017)	25,891	2,079
Total net increase (decrease)	$146,646	11,763	$75,729	6,169		$(616,315)	(49,423)	$(393,940)	(31,491)

Year ended December 31, 2014

Class 1	$137,157	11,139	$22,540	1,819		$(82,815)	(6,714)	$76,882	6,244
Class 2	28,567	2,357	18,675	1,521		(200,417)	(16,407)	(153,175)	(12,529)
Class 3	1,459	118	143	11		(3,611)	(293)	(2,009)	(164)
Class 4	41,142	3,315	325	26		(20,338)	(1,649)	21,129	1,692
Total net increase (decrease)	$208,325	16,929	$41,683	3,377		$(307,181)	(25,063)	$(57,173)	(4,757)

Cash Management Fund
	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class 1	$19,088	1,694	$—	—		$(28,360)	(2,517)	$(9,272)	(823)
Class 2	133,190	12,075	—	—		(161,001)	(14,591)	(27,811)	(2,516)
Class 3	4,437	398	—	—		(5,921)	(532)	(1,484)	(134)
Class 4	30,215	2,699	—	—		(21,575)	(1,926)	8,640	773
Total net increase (decrease)	$186,930	16,866	$—	—		$(216,857)	(19,566)	$(29,927)	(2,700)

Year ended December 31, 2014

Class 1	$30,209	2,674	$—	—		$(38,206)	(3,382)	$(7,997)	(708)
Class 2	155,395	14,015	—	—		(217,194)	(19,587)	(61,799)	(5,572)
Class 3	4,241	379	—	—		(4,604)	(411)	(363)	(32)
Class 4	14,839	1,316	—	—		(7,600)	(674)	7,239	642
Total net increase (decrease)	$204,684	18,384	$—	—		$(267,604)	(24,054)	$(62,920)	(5,670)

See end of tables for footnotes.

American Funds Insurance Series

Managed Risk Growth Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class P1	$308	27		$—		—		$(70)	(6)	$238	21
Class P2	74,489	6,445		—		—		(7,945)	(689)	66,544	5,756
Total net increase (decrease)	$74,797	6,472		$—		—		$(8,015)	(695)	$66,782	5,777

Year ended December 31, 2014

Class P1	$23	2		$5		—	[2]	$(6)	(1)	$22	1
Class P2	58,735	5,108		1,857		164		(8,675)	(742)	51,917	4,530
Total net increase (decrease)	$58,758	5,110		$1,862		164		$(8,681)	(743)	$51,939	4,531

Managed Risk International Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class P1	$44	5		$—	[2]	—	[2]	$— [2]	— [2]	$44	5
Class P2	46,083	4,510		14		2		(2,628)	(265)	43,469	4,247
Total net increase (decrease)	$46,127	4,515		$14		2		$(2,628)	(265)	$43,513	4,252

Year ended December 31, 2014

Class P1	$14	1		$2		—	[2]	$— [2]	— [2]	$16	1
Class P2	38,069	3,583		508		50		(6,673)	(626)	31,904	3,007
Total net increase (decrease)	$38,083	3,584		$510		50		$(6,673)	(626)	$31,920	3,008

Managed Risk Blue Chip Income and Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class P1	$2	—	[2]	$1		—	[2]	$(22)	(1)	$(19)	(1)
Class P2	70,110	6,160		529		48		(20,979)	(1,845)	49,660	4,363
Total net increase (decrease)	$70,112	6,160		$530		48		$(21,001)	(1,846)	$49,641	4,362

Year ended December 31, 2014

Class P1	$86	7		$6		—	[2]	$(2)	— [2]	$90	7
Class P2	77,239	6,603		2,173		185		(9,167)	(776)	70,245	6,012
Total net increase (decrease)	$77,325	6,610		$2,179		185		$(9,169)	(776)	$70,335	6,019

American Funds Insurance Series

Managed Risk Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class P1	$623	53	$3	—	[2]	$(17)	(1)	$609	52
Class P2	57,640	4,977	64	6		(7,010)	(604)	50,694	4,379
Total net increase (decrease)	$58,263	5,030	$67	6		$(7,027)	(605)	$51,303	4,431

Year ended December 31, 2014

Class P1	$21	2	$5	—	[2]	$— [2]	— [2]	$26	2
Class P2	60,935	5,124	2,228	191		(10,957)	(913)	52,206	4,402
Total net increase (decrease)	$60,956	5,126	$2,233	191		$(10,957)	(913)	$52,232	4,404

Managed Risk Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class P1	$452,013	37,546	$18,473	1,532		$(10,594)	(913)	$459,892	38,165
Class P2	355,940	29,485	68,001	5,622		(161,379)	(13,400)	262,562	21,707
Total net increase (decrease)	$807,953	67,031	$86,474	7,154		$(171,973)	(14,313)	$722,454	59,872

Year ended December 31, 2014

Class P1	$158,370	13,095	$581	47		$(9)	(1)	$158,942	13,141
Class P2	996,253	82,884	976	80		(55,636)	(4,564)	941,593	78,400
Total net increase (decrease)	$1,154,623	95,979	$1,557	127		$(55,645)	(4,565)	$1,100,535	91,541

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period May 1, 2014, commencement of operations, through December 31, 2014.

9. Investment transactions and other disclosures

The following tables present additional information for the year ended December 31, 2015 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,567,789	$1,397,055	$4,213,039	$2,816,740	$1,165,153	$1,796,716
Sales of investment securities*	1,889,682	1,705,870	6,252,951	2,644,950	910,305	1,843,579
Non-U.S. taxes paid on dividend income	5,449	1,585	6,470	11,599	2,790	1,249
Non-U.S. taxes paid on interest income	—	—	—	—	33	—
Non-U.S. taxes paid (refunded) on realized gains	308	6	—	161	2,020	—
Non-U.S. taxes provided on unrealized gains	235	1,139	—	1,058	982	—
Dividends from affiliated issuers	—	90	3,463	—	—	—
Net realized (loss) gain from affiliated issuers	—	(6,757)	15,650	—	—	—

See end of tables for footnote.

American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$651,031	$5,834,805	$395,724	$329,182	$11,929,561	$159,928
Sales of investment securities*	738,432	6,706,328	333,705	174,057	11,549,144	145,372
Non-U.S. taxes paid on dividend income	2,864	7,002	2,244	174	4,581	190
Non-U.S. taxes paid on interest income	—	—	23	—	—	11
Non-U.S. taxes paid (refunded) on realized gains	—	2,965	—	—	(2,188)	3
Non-U.S. taxes provided on unrealized gains	182	122	25	—	108	1
Dividends from affiliated issuers	989	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	(3,503)	—	—	—	—	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Purchases of investment securities*	$32,257,717	$3,290,387	$1,193,648	$3,518,675	$19,133,143	$—
Sales of investment securities*	32,232,285	3,441,853	1,136,846	3,507,183	18,815,949	—
Non-U.S. taxes paid on dividend income	—	—	—	—	—	—
Non-U.S. taxes paid on interest income	345	377	46	—	—	—
Non-U.S. taxes paid (refunded) on realized gains	214	179	—	—	—	—
Non-U.S. taxes provided on unrealized gains	10	47	12	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	—	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$94,861	$52,245	$77,279	$68,257	$813,912
Sales of investment securities*	17,377	9,609	23,260	9,961	72,643
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Dividends from affiliated issuers	1,102	1,358	2,783	1,722	45,462
Net realized (loss) gain from affiliated issuers	(1,761)	(529)	2,065	216	4,398

*	Excludes short-term securities and U.S. government obligations, if any.

10. Ownership concentration

At December 31, 2015, CRMC held aggregate ownership of 14% of the outstanding shares of Global Balanced Fund. The ownership represents the seed money invested in the fund when the fund began operations. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 23% of the outstanding shares of Capital Income Builder.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
12/31/15	$27.48	$.25	$1.80	$2.05	$(.35)	$(2.79)	$(3.14)	$26.39	7.24%	$1,626		.55%		.90%
12/31/14	30.11	.31 [2]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558		.55		1.08 [2]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
Class 2:
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66
12/31/14	29.92	.24 [2]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85 [2]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
Class 4:
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
12/31/14	30.07	.07 [2]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26 [2]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27 [5,6]	—	[7]	.02	[5,6]	.04 [5,6]

Global Small Capitalization Fund

Class 1:
12/31/15	$26.09	$.04	$.36	$.40	$—	$(2.08)	$(2.08)	$24.41	.50%	$1,706		.73%		.15%
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411		.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
Class 2:
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
Class 4:
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80 [5,6]	—	[7]	.04	[5,6]	.04 [5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
12/31/15	$80.15	$.64		$5.08	$5.72	$(.61)	$(17.24)	$(17.85)	$68.02	7.12%	$6,796		.35%		.87%
12/31/14	78.54	.88	[2]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118		.35		1.12	[2]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
Class 2:
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414		.60		.62
12/31/14	77.94	.68	[2]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413		.60		.87	[2]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
Class 3:
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194		.53		.69
12/31/14	78.62	.74	[2]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208		.53		.94	[2]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
Class 4:
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394		.85		.42
12/31/14	78.32	.37	[2]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24		.85		.47	[2]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[3,4]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [5,6]	—	[7]	.02	[5,6]	.05	[5,6]

International Fund

Class 1:
12/31/15	$20.35	$.29		$(1.03)	$(.74)	$(.35)	$(1.18)	$(1.53)	$18.08	(4.25)%	$3,427		.54%		1.41%
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282		.54		1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
Class 2:
12/31/15	20.29	.24		(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978		.79		1.17
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
Class 3:
12/31/15	20.38	.25		(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32		.72		1.24
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
Class 4:
12/31/15	20.23	.17		(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46		1.04		.88
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[3,4]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [5,6]	—	[7]	.02	[5,6]	.05	[5,6]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund

Class 1:
12/31/15	$20.72	$.19		$(.71)	$(.52)	$(.17)	$(1.16)	$(1.33)	$18.87	(2.96)%	$1,562		.79%		.92%
12/31/14	25.08	.29	[2]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[2]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
Class 2:
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[2]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[2]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
Class 4:
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[2]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[2]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,4]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [5,6]	—	[7]	.04	[5,6]	.04	[5,6]

Blue Chip Income and Growth Fund

Class 1:
12/31/15	$14.69	$.31		$(.64)	$(.33)	$(.29)	$(1.45)	$(1.74)	$12.62	(2.72)%	$3,638		.41%		2.23%
12/31/14	13.12	.46	[2]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542		.42		3.31	[2]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
Class 2:
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
12/31/14	13.02	.44	[2]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[2]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
Class 4:
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75
12/31/14	13.12	.34	[2]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[2]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[7]	.86		1.39
12/31/12[3,4]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [5,6]	—	[7]	.02	[5,6]	.10	[5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth and Income Fund

Class 1:
12/31/15	$12.78	$.26		$(.40)	$(.14)	$(.29)	$—	$(.29)	$12.35	(1.14)%	$293		.64%		2.04%
12/31/14	12.53	.43	[2]	.31	.74	(.49)	—	(.49)	12.78	6.00	200		.63		3.34	[2]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
Class 2:
12/31/15	12.75	.24		(.41)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.84
12/31/14	12.51	.41	[2]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[2]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
Class 4:
12/31/15	12.71	.19		(.39)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.46
12/31/14	12.50	.30	[2]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[2]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[3,4]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [5,6]	—	[7]	.03	[5,6]	.08	[5,6]

Growth-Income Fund

Class 1:
12/31/15	$52.76	$.79		$.37	$1.16	$(.75)	$(7.77)	$(8.52)	$45.40	1.72%	$10,747		.29%		1.59%
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812		.29		1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61		(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
Class 2:
12/31/15	52.41	.66		.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895		.54		1.34
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337		.54		1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52		(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
Class 3:
12/31/15	52.82	.70		.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161		.47		1.41
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185		.47		1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55		(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
Class 4:
12/31/15	52.39	.58		.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410		.79		1.25
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30		.79		1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[3,4]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [5,6]	—	[7]	.01	[5,6]	.03	[5,6]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Growth and Income Fund

Class 1:
12/31/15	$16.27	$.42		$(1.25)	$(.83)	$(.38)	$(.34)	$(.72)	$14.72	(5.34)%	$707		.68%		2.60%
12/31/14	17.48	.58	[2]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740		.68		3.32	[2]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47		(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
Class 2:
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254		.93		2.32
12/31/14	17.43	.56	[2]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21	[2]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42		(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
Class 4:
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
12/31/14	17.45	.26	[2]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[2]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,4]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [5,6]	—	[7]	.04	[5,6]	.07	[5,6]

Capital Income Builder

Class 1:
12/31/15	$9.81	$.28		$(.40)	$(.12)	$(.29)	$—	$(.29)	$9.40	(1.23)%	$ 80		.56%		2.88%
12/31/14[3,8]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [6]	20		.56	[9]	2.87	[9]
Class 2:
12/31/15	9.81	.31		(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[5]	—	[7]	.46	[5]	3.12	[5]
12/31/14[3,8]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [5,6]	—	[7]	.47	[5,9]	2.94	[5,9]
Class 4:
12/31/15	9.80	.25		(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55
12/31/14[3,8]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[6]	55		1.06	[9]	2.08	[9]

Asset Allocation Fund

Class 1:
12/31/15	$22.23	$.40		$(.02)	$.38	$(.40)	$(1.59)	$(1.99)	$20.62	1.64%	$10,913		.29%		1.85%
12/31/14	22.49	.44		.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66	11,997		.30		1.95
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199		.31		2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		2.25
Class 2:
12/31/15	22.06	.34		(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008		.54		1.60
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494		.55		1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		1.99
Class 3:
12/31/15	22.25	.36		(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36		.47		1.67
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40		.48		1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81	42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		2.05
Class 4:
12/31/15	22.11	.30		(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414		.79		1.45
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32		.80		1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89	1		.79		1.22
12/31/12[3,4]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17 [5,6]	—	[7]	.01	[5,6]	.08	[5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Balanced Fund

Class 1:
12/31/15	$11.11	$.20		$(.28)	$(.08)	$(.14)	$(.15)	$(.29)	$10.74	(.69)%	$47		.72%		1.80%
12/31/14	11.37	.25	[2]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37		.71		2.14	[2]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		2.00
12/31/11[3,10]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)[6]	28		.69	[9]	1.99	[9]
Class 2:
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
12/31/14	11.35	.22	[2]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179		.96		1.88	[2]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		1.76
12/31/11[3,10]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)[6]	72		.94	[9]	1.45	[9]
Class 4:
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/14	11.35	.24	[2]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [5]	—	[7]	.67	[5]	2.07	[2,5]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49 [5]	—	[7]	.71	[5]	1.98	[5]
12/31/12[3,4]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40 [5,6]	—	[7]	.03	[5,6]	.05	[5,6]

Bond Fund

Class 1:
12/31/15	$11.08	$.22		$(.17)	$.05	$(.21)	$(.22)	$(.43)	$10.70	.45%	$5,731		.38%		1.95%
12/31/14	10.73	.23		.37	.60	(.25)	— [11]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22		(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25		.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32		.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
Class 2:
12/31/15	10.95	.18		(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/14	10.61	.20		.36	.56	(.22)	— [11]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19		(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22		.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29		.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
Class 4:
12/31/15	11.01	.16		(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/14	10.69	.16		.39	.55	(.23)	— [11]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17		(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[3,4]	11.55	.01		(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5,6]	—	[7]	.02	[5,6]	.10	[5,6]

Global Bond Fund

Class 1:
12/31/15	$11.77	$.27		$(.71)	$(.44)	$(.01)	$(.31)	$(.32)	$11.01	(3.75)%	$1,032		.57%		2.34%
12/31/14	11.88	.29		(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28		(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28		.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36		.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
Class 2:
12/31/15	11.72	.24		(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/14	11.81	.26		(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25		(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25		.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33		.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
Class 4:
12/31/15	11.70	.21		(.71)	(.50)	— [11]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20		(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27		(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[7]	.79		2.25
12/31/12[3,4]	12.53	.01		(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5,6]	—	[7]	.02	[5,6]	.11	[5,6]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1:
12/31/15	$10.54	$.64		$(1.36)	$(.72)	$(.63)	$—	$(.63)	$9.19	(6.94)%	$1,017		.48%		6.12%
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017		.48		5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
Class 2:
12/31/15	10.41	.60		(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
Class 3:
12/31/15	10.57	.62		(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
Class 4:
12/31/15	11.05	.62		(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[7]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[7]	.93		5.82
12/31/12[3,4]	11.80	.04		— [11]	.04	(.68)	—	(.68)	11.16	.34 [5,6]	—	[7]	.02	[5,6]	.35 [5,6]

Mortgage Fund

Class 1:
12/31/15	$10.70	$.10		$.13	$.23	$(.18)	$(.14)	$(.32)	$10.61	2.09%	$272		.45%		.89%
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[3,10]	10.00	—	[11]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[9]	.04 [9]
Class 2:
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59		.70		.65
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	—	[11]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[3,10]	10.00	(.02)		.48	.46	— [11]	(.10)	(.10)	10.36	4.60	22		.67	[9]	(.25)[9]
Class 4:
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11		.97		.37
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[5]	—	[7]	.38	[5]	.23 [5]
12/31/12[3,4]	10.60	—	[11]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [5,6]	—	[7]	.02	[5,6]	.04 [5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:
12/31/15	$12.40	$.13	$.09	$.22	$(.21)	$(.10)	$(.31)	$12.31	1.93%	$1,426		.35%		1.02%
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		1.83
Class 2:
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		1.59
Class 3:
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		1.65
Class 4:
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[7]	.84		.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5,6]	—	[7]	.02	[5,6]	.05	[5,6]

American Funds Insurance Series

		Loss from investment operations[1]
	Net asset value, beginning of period	Net investment loss	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net loss to average net assets

Cash Management Fund

Class 1:
12/31/15	$11.28	$(.03)	$.01		$(.02)	$11.26	(.18)%	$39		.34%		(.24)%
12/31/14	11.31	(.03)	—		(.03)	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[11]	(.03)	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66		.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	11.36	(.26)	75		.33		(.21)
Class 2:
12/31/15	11.06	(.05)	—	[11]	(.05)	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	—		(.06)	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[11]	(.05)	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[11]	(.05)	11.17	(.45)	459		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	11.22	(.53)	530		.58		(.47)
Class 3:
12/31/15	11.16	(.05)	—	[11]	(.05)	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	—		(.05)	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[11]	(.05)	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11		.52		(.40)
12/31/11	11.34	(.04)	—	[11]	(.04)	11.30	(.35)	12		.51		(.40)
Class 4:
12/31/15	11.25	(.08)	—	[11]	(.08)	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[11]	(.04)	11.30	(.35)[5]	—	[7]	.37	[5]	(.32)[5]
12/31/12[3,4]	11.34	— [11]	—	[11]	— [11]	11.34	.00 [5,6]	—	[7]	.02	[5,6]	(.01)[5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operation	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[12]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[12]		Net effective expense ratio[12,13]		Ratio of net income to average net assets[12]

Managed Risk Growth Fund

Class P1:
12/31/15	$11.37	$.09	$.03	$.12	$—	$—	$—	$11.49	1.06%[5]		$—	[7]	.53%[5]		.29%[5]		.63%[5]		.80%[5]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[5]	—	[7]	.50	[5]	.32	[5]	.65	[5]	2.71	[5]
12/31/13[3,14]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05	[5,6]	—	[7]	.88	[5,9]	.25	[5,9]	.58	[5,9]	1.64	[5,9]
Class P2:
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,14]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	[5,6]	28		1.05	[5,9]	.52	[5,9]	.85	[5,9]	1.69	[5,9]

Managed Risk International Fund

Class P1:
12/31/15	$10.10	$.18	$(.80)	$(.62)	$— [11]	$—	$— [11]	$9.48	(6.12)%[5]		$—	[7]	.45%[5]		.21%[5]		.72%[5]		1.75%[5]
12/31/14	10.82	.14	(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[5]		—	[7]	.50	[5]	.25	[5]	.76	[5]	1.33	[5]
12/31/13[3,14]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08	[5,6]	—	[7]	1.05	[5,9]	.23	[5,9]	.73	[5,9]	1.92	[5,9]
Class P2:
12/31/15	10.09	.13	(.79)	(.66)	— [11]	—	— [11]	9.43	(6.52)		83		.90		.66		1.17		1.30
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[3,14]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99	[5,6]	17		1.19	[5,9]	.44	[5,9]	.94	[5,9]	2.66	[5,9]

Managed Risk Blue Chip Income and Growth Fund

Class P1:
12/31/15	$11.70	$.19	$(1.02)	$(.83)	$(.07)	$—	$(.07)	$10.80	(7.07)%[5]		$—	[7]	.50%[5]		.27%[5]		.66%[5]		1.64%[5]
12/31/14	11.05	.40	.55	.95	(.30)	—	(.30)	11.70	8.58	[5]	—	[7]	.50	[5]	.31	[5]	.70	[5]	3.43	[5]
12/31/13[3,14]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16	[5,6]	—	[7]	.84	[5,9]	.24	[5,9]	.64	[5,9]	2.80	[5,9]
Class P2:
12/31/15	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)		137		.89		.66		1.05		1.57
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[3,14]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05	[5,6]	26		1.04	[5,9]	.54	[5,9]	.94	[5,9]	3.91	[5,9]

Managed Risk Growth-Income Fund

Class P1:
12/31/15	$11.67	$.25	$(.63)	$(.38)	$(.04)	$—	$(.04)	$11.25	(3.27)%[5]		$1		.56%[5]		.31%[5]		.59%[5]		2.17%[5]
12/31/14	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85	[5]	—	[7]	.45	[5]	.25	[5]	.52	[5]	2.94	[5]
12/31/13[3,14]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15	[5,6]	—	[7]	.92	[5,9]	.23	[5,9]	.50	[5,9]	2.01	[5,9]
Class P2:
12/31/15	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)		122		.89		.66		.94		1.04
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[3,14]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04	[5,6]	24		1.09	[5,9]	.50	[5,9]	.77	[5,9]	2.73	[5,9]

Managed Risk Asset Allocation Fund

Class P1:
12/31/15	$12.29	$.25	$(.34)	$(.09)	$(.22)	$(.26)	$(.48)	$11.72	(.83)%		$712		.54%		.40%		.68%		2.06%
12/31/14	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24		277		.53		.48		.76		1.04
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82	[5]	112		.55	[5]	.47	[5]	.75	[5]	2.37	[5]
12/31/12[3,15]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24	[5,6]	—	[7]	.15	[5,9]	.07	[5,9]	.37	[5,9]	1.72	[5,9]
Class P2:
12/31/15	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)		1,953		.79		.66		.94		1.16
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58	[5]	795		.80	[5]	.73	[5]	1.01	[5]	2.43	[5]
12/31/12[3,15]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21	[5,6]	—	[7]	.24	[5,9]	.11	[5,9]	.41	[5,9]	2.38	[5,9]

American Funds Insurance Series

Portfolio turnover rate for all share classes	Period ended December 31
including mortgage dollar roll transactions[16]	2015	2014	2013		2012		2011

Global Growth Fund	29%	22%	39%		22%		28%
Global Small Capitalization Fund	36	28	36		40		44
Growth Fund	20	29	19		21		19
International Fund	37	18	21		29		24
New World Fund	39	36	43		32		22
Blue Chip Income and Growth Fund	26	37	30		36		27
Global Growth and Income Fund	37	28	31		30		25
Growth-Income Fund	25	25	19		25		22
International Growth and Income Fund	35	34	34		31		48
Capital Income Builder Fund	128	35 [6,8]
Asset Allocation Fund	76	88	74		61		43
Global Balanced Fund	76	73	81		80		34	[6,10]
Bond Fund	434	365	354		253		163
Global Bond Fund	159	200	213		160		101
High-Income Bond Fund	66	54	64		48		51
Mortgage Fund	1103	790	715		444		480	[6,10]
U.S. Government/AAA-Rated Securities Fund	901	387	621		447		234
Cash Management Fund	—	—	—		—		—
Managed Risk Growth Fund	16	22	10	[6,14]
Managed Risk International Fund	15	22	6	[6,14]
Managed Risk Blue Chip Income and Growth Fund	20	22	3	[6,14]
Managed Risk Growth-Income Fund	11	28	2	[6,14]
Managed Risk Asset Allocation Fund	3	3	3		—	[6,15,17]

Portfolio turnover rate for all share classes	Period ended December 31
excluding mortgage dollar roll transactions[16]	2015	2014	2013		2012		2011

Capital Income Builder	38%	24%[6,8]
Asset Allocation Fund	28	42
Global Balanced Fund	36	40
Bond Fund	141	121	Not available
Global Bond Fund	88	134
Mortgage Fund	138	108
U.S. Government/AAA-Rated Securities Fund	352	88

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Class 4 shares were offered beginning December 14, 2012.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Not annualized.
[7]	Amount less than $1 million.
[8]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[9]	Annualized.
[10]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[11]	Amount less than $.01.
[12]	This column reflects the impact of certain reimbursements/waivers by CRMC. CRMC reimbursed certain expenses and waived a portion of investment advisory services for the managed risk funds.
[13]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented, which is unaudited. See Expense Example for further information regarding fees and expenses.
[14]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[15]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[16]	Refer to Note 5 for further information on mortgage dollar rolls.
[17]	Amount less than 1%.

American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolios for Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, U.S. Government/ AAA-Rated Securities Fund, Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2015, and the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California

February 5, 2016

American Funds Insurance Series® Portfolio Series Prospectus May 1, 2016

Class 1 and Class 2 shares	Class P1 shares
American Funds Global Growth Portfolio	American Funds Managed Risk Growth Portfolio
American Funds Growth and Income Portfolio	American Funds Managed Risk Growth and Income Portfolio
American Funds Managed Risk Global Allocation Portfolio

Summaries:

American Funds Global Growth Portfolio 1

American Funds Growth and Income Portfolio 5

American Funds Managed Risk Growth Portfolio 9

American Funds Managed Risk Growth and Income Portfolio 14

American Funds Managed Risk Global Allocation Portfolio 19

Investment objectives, strategies and risks 24

Information regarding the underlying funds 41

Management and organization 45

Purchases and redemptions of shares 47

Plans of distribution 48

Fund expenses 48

Investment results 48

Distributions and taxes 48

Financial highlights 49

Neither the U.S. Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

American Funds Global Growth Portfolio

Investment objective

The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 or Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1	Class 2
Management fees	None	None
Distribution fees[1]	None	0.25%
Other expenses[1]	0.13%	0.13
Acquired (underlying) fund fees and expenses	0.62	0.62
Total annual fund operating expenses	0.75	1.00
Fee waiver and/or expense reimbursement[2]	0.06	0.06
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.69	0.94

1 Based on estimated amounts for the current fiscal year.

2 The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 1 and Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$70	$234	$411	$ 925
Class 2	96	312	547	1,219

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period ended December 31, 2015, the fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings. The underlying AFIS funds will primarily consist of growth funds. The fund may also invest in growth-and-income funds. Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks.

The fund will invest primarily in global and international funds that invest significantly in issuers domiciled outside the United States. Through the underlying funds in which it invests, the fund will have significant exposure to issuers domiciled outside the United States, including exposure to issuers domiciled in at least three different countries. The fund may also have exposure to issuers domiciled in emerging markets, including small capitalization issuers. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital. The fund may also invest in underlying funds that hold debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or

1     American Funds Insurance Series — Portfolio Series / Prospectus

adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial

American Funds Insurance Series — Portfolio Series / Prospectus     2

resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund does not have a full calendar year of investment operations, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Partner – Capital World Investors
John H. Smet Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	1 year	Partner – Capital World Investors
James B. Lovelace	1 year	Partner – Capital Research Global Investors
Wesley K.-S. Phoa	1 year	Partner – Capital Fixed Income Investors
Andrew B. Suzman	1 year	Partner – Capital World Investors
Bradley J. Vogt	1 year	Partner – Capital Research Global Investors

3     American Funds Insurance Series — Portfolio Series / Prospectus

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Portfolio Series / Prospectus     4

American Funds Growth and Income Portfolio

Investment objective

The fund’s investment objective is to provide long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 or Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1	Class 2
Management fees	None	None
Distribution fees[1]	None	0.25%
Other expenses[1]	0.13%	0.13
Acquired (underlying) fund fees and expenses	0.47	0.47
Total annual fund operating expenses	0.60	0.85
Fee waiver and/or expense reimbursement[2]	0.06	0.06
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.54	0.79

1 Based on estimated amounts for the current fiscal year.

2 The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 1 and Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$55	$186	$329	$ 744
Class 2	81	265	465	1,043

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period ended December 31, 2015, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings. The underlying AFIS funds will primarily consist of equity funds in the growth, growth-and-income and equity-income categories. However, the fund may also invest in fixed-income funds.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital while providing current income. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

5     American Funds Insurance Series — Portfolio Series / Prospectus

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

American Funds Insurance Series — Portfolio Series / Prospectus     6

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund does not have a full calendar year of investment operations, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Partner – Capital World Investors
John H. Smet Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	1 year	Partner – Capital World Investors
James B. Lovelace	1 year	Partner – Capital Research Global Investors
Wesley K.-S. Phoa	1 year	Partner – Capital Fixed Income Investors
Andrew B. Suzman	1 year	Partner – Capital World Investors
Bradley J. Vogt	1 year	Partner – Capital Research Global Investors

7     American Funds Insurance Series — Portfolio Series / Prospectus

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Portfolio Series / Prospectus     8

American Funds Managed Risk Growth Portfolio

Investment objective

The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees[1]	None
Other expenses[1]	0.38
Acquired (underlying) fund fees and expenses	0.38
Total annual fund operating expenses	0.91
Fee waiver and/or expense reimbursement[2]	0.14
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.77

1 Based on estimated amounts for the current fiscal year.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$79	$276	$490	$1,107

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period ended December 31, 2015, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and to provide downside protection primarily through the use of exchange-traded futures contracts. The underlying AFIS funds will primarily consist of growth funds. The fund may also invest in growth-and-income and fixed-income funds.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will typically have significant exposure to issuers domiciled outside the United States. The fund may also have exposure to smaller capitalization issuers and issuers domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

9     American Funds Insurance Series — Portfolio Series / Prospectus

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures

American Funds Insurance Series — Portfolio Series / Prospectus     10

position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

11     American Funds Insurance Series — Portfolio Series / Prospectus

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series — Portfolio Series / Prospectus     12

Investment results

Because the fund does not have a full calendar year of investment operations, information regarding investment results is not available as of the date of this prospectus. Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Partner – Capital World Investors
John H. Smet Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	1 year	Partner – Capital World Investors
James B. Lovelace	1 year	Partner – Capital Research Global Investors
Wesley K.-S. Phoa	1 year	Partner – Capital Fixed Income Investors
Andrew B. Suzman	1 year	Partner – Capital World Investors
Bradley J. Vogt	1 year	Partner – Capital Research Global Investors

Portfolio managers The individuals primarily responsible for the overall management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Partner – Capital World Investors
James R. Mulally	1 year	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	1 year	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

13     American Funds Insurance Series — Portfolio Series / Prospectus

American Funds Managed Risk Growth and Income Portfolio

Investment objective

The fund’s investment objective is to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees[1]	None
Other expenses[1]	0.38
Acquired (underlying) fund fees and expenses	0.44
Total annual fund operating expenses	0.97
Fee waiver and/or expense reimbursement[2]	0.14
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.83

1 Based on estimated amounts for the current fiscal year.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$85	$295	$523	$1,177

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period ended December 31, 2015, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and to provide downside protection primarily through the use of exchange-traded futures contracts. The underlying AFIS funds will primarily consist of equity funds in the growth, growth-and-income and equity-income categories. However, the fund may also invest in fixed-income funds.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital while providing current income. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various

American Funds Insurance Series — Portfolio Series / Prospectus     14

combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures

15     American Funds Insurance Series — Portfolio Series / Prospectus

position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

American Funds Insurance Series — Portfolio Series / Prospectus     16

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund does not have a full calendar year of investment operations, information regarding investment results is not available as of the date of this prospectus. Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

17     American Funds Insurance Series — Portfolio Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Partner – Capital World Investors
John H. Smet Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	1 year	Partner – Capital World Investors
James B. Lovelace	1 year	Partner – Capital Research Global Investors
Wesley K.-S. Phoa	1 year	Partner – Capital Fixed Income Investors
Andrew B. Suzman	1 year	Partner – Capital World Investors
Bradley J. Vogt	1 year	Partner – Capital Research Global Investors

Portfolio managers The individuals primarily responsible for the overall management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Partner – Capital World Investors
James R. Mulally	1 year	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	1 year	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Portfolio Series / Prospectus     18

American Funds Managed Risk Global Allocation Portfolio

Investment objective

The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses[1]	0.38
Acquired (underlying) fund fees and expenses	0.55
Total annual fund operating expenses	1.08
Fee waiver and/or expense reimbursement[2]	0.14
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.94

1 Based on estimated amounts for the current fiscal year.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$96	$330	$582	$1,305

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period ended December 31, 2015, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and to provide downside protection primarily through the use of exchange-traded futures contracts. The underlying AFIS funds may include growth, growth-and-income, equity-income, balanced, asset allocation and fixed-income funds.

In seeking to pursue its investment objective, the fund, through its investments in the underlying funds, varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. The proportion of equities, debt securities and money market instruments held by the fund through its investments in the underlying funds will vary with market conditions and the investment adviser’s assessment of the relative attractiveness of each asset type as an investment opportunity.

As an asset allocation fund with a global scope, the fund seeks to invest, through its investments in the underlying funds, in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will invest primarily in global and international funds that invest significantly in issuers domiciled outside the United States. Through the underlying funds in which it invests, the fund will have significant exposure to issuers domiciled outside the United States, including exposure to issuers domiciled in at least three different countries. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking high total return, including capital gains and current income.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented and income-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but

19     American Funds Insurance Series — Portfolio Series / Prospectus

determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing high total return (including income and capital gains) consistent with preservation of capital over the long term. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

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Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less

21     American Funds Insurance Series — Portfolio Series / Prospectus

stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series — Portfolio Series / Prospectus     22

Investment results

Because the fund does not have a full calendar year of investment operations, information regarding investment results is not available as of the date of this prospectus. Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Partner – Capital World Investors
John H. Smet Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	1 year	Partner – Capital World Investors
James B. Lovelace	1 year	Partner – Capital Research Global Investors
Wesley K.-S. Phoa	1 year	Partner – Capital Fixed Income Investors
Andrew B. Suzman	1 year	Partner – Capital World Investors
Bradley J. Vogt	1 year	Partner – Capital Research Global Investors

Portfolio managers The individuals primarily responsible for the overall management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Partner – Capital World Investors
James R. Mulally	1 year	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	1 year	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

23     American Funds Insurance Series — Portfolio Series / Prospectus

Investment objectives, strategies and risks

American Funds Global Growth Portfolio

The fund’s investment objective is to provide long-term growth of capital.

While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings. The underlying AFIS funds will primarily consist of growth funds. However, the fund may also invest in growth-and-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments.

The fund will invest primarily in global and international funds that invest significantly in issuers domiciled outside the United States. Through the underlying funds in which it invests, the fund will have significant exposure to issuers domiciled outside the United States, including exposure to issuers domiciled in at least three different countries, including the United States. The fund may also have exposure to issuers domiciled in emerging markets, including small capitalization issuers. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital. The fund may also invest in underlying funds that hold debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The success of the fund will be impacted by the results of the underlying funds, and investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks of other funds with similar objectives. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

American Funds Insurance Series — Portfolio Series / Prospectus     24

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

25     American Funds Insurance Series — Portfolio Series / Prospectus

American Funds Growth and Income Portfolio

The fund’s investment objective is to provide long-term growth of capital while providing current income.While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings. The underlying AFIS funds will primarily consist of equity funds in the growth, growth-and-income and equity-income categories. However, the fund may also invest in fixed-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments. Equity-income funds generally strive for income and growth through stocks and/or bond investments, while fixed-income funds seek current income through bond investments.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The success of the fund will be impacted by the results of the underlying funds, and investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks of other funds with similar objectives. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor

American Funds Insurance Series — Portfolio Series / Prospectus     26

management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. An underlying fund’s use of derivatives may result in losses to an underlying fund, and investing in derivatives may reduce an underlying fund’s returns and increase the underlying fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which an underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

27     American Funds Insurance Series — Portfolio Series / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

American Funds Managed Risk Growth Portfolio

The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection.While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange traded futures contracts. The underlying AFIS funds will primarily consist of growth funds. However, the fund may also invest in growth-and-income and fixed-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments, while fixed-income funds seek current income through bond investments.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will typically have significant exposure to issuers domiciled outside the United States. The fund may also have exposure to smaller capitalization issuers and issuers domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have

American Funds Insurance Series — Portfolio Series / Prospectus     28

behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or the underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

29     American Funds Insurance Series — Portfolio Series / Prospectus

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The success of the fund will be impacted by the results of the underlying funds, and investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks of other funds with similar objectives. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

The following are certain risks associated with the fund’s investment strategies.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of

American Funds Insurance Series — Portfolio Series / Prospectus     30

securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

31     American Funds Insurance Series — Portfolio Series / Prospectus

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. An underlying fund’s use of derivatives may result in losses to an underlying fund, and investing in derivatives may reduce an underlying fund’s returns and increase the underlying fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which an underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

American Funds Managed Risk Growth and Income Portfolio

The fund’s investment objective is to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange traded futures contracts. The underlying AFIS funds will primarily consist of growth, growth-and-income and equity-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments, while equity-income funds generally strive for income and growth through stocks and/or bond investments.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

American Funds Insurance Series — Portfolio Series / Prospectus     32

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

33     American Funds Insurance Series — Portfolio Series / Prospectus

The success of the fund will be impacted by the results of the underlying funds, and investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks of other funds with similar objectives. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

The following are certain risks associated with the fund’s investment strategies.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

American Funds Insurance Series — Portfolio Series / Prospectus     34

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. An underlying

35     American Funds Insurance Series — Portfolio Series / Prospectus

fund’s use of derivatives may result in losses to an underlying fund, and investing in derivatives may reduce an underlying fund’s returns and increase the underlying fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which an underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

American Funds Managed Risk Global Allocation Portfolio

The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange traded futures contracts. The underlying AFIS funds will primarily consist of growth, growth-and-income, balanced and asset allocation funds. However, the fund may also invest in fixed-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while fixed-income funds seek current income through bond investments.

In seeking to pursue its investment objective, the fund, through its investments in the underlying funds, varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. The proportion of equities, debt securities and money market instruments held by the fund through its investments in the underlying funds will vary with market conditions and the investment adviser’s assessment of the relative attractiveness of each asset type as an investment opportunity.

As an asset allocation fund with a global scope, the fund seeks to invest, through its investments in the underlying funds, in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will invest primarily in global and international funds that invest significantly in issuers domiciled outside the United States. Through the underlying funds in which it invests, the fund will have significant exposure to issuers domiciled outside the United States, including exposure to issuers domiciled in at least three different countries. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking high total return, including capital gains and current income.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented and income-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s

American Funds Insurance Series — Portfolio Series / Prospectus     36

investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

37     American Funds Insurance Series — Portfolio Series / Prospectus

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The success of the fund will be impacted by the results of the underlying funds, and investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks of other funds with similar objectives. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

The following are certain risks associated with the fund’s investment strategies.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject

American Funds Insurance Series — Portfolio Series / Prospectus     38

to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. An underlying fund’s use of derivatives may result in losses to an underlying fund, and investing in derivatives may reduce an underlying fund’s returns and increase the underlying fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which an underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

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Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Information regarding the underlying funds

The investment objectives and principal investment strategies of the underlying funds are summarized below and on the following pages. They should not be construed as an offer to purchase or sell the underlying funds. For additional and more current information regarding the underlying funds, investors should read the current prospectuses and statements of additional information of the underlying funds.

Each fund will invest in some, but not all, of the underlying funds listed below. Some underlying funds may not be underlying investments for any fund, while others may serve as underlying investments for multiple funds.

Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds’ respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Underlying funds – Growth funds

Global Growth Fund The fund’s investment objective is to provide long-term growth of capital.

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

Global Small Capitalization Fund The fund’s investment objective is to provide long-term growth of capital.

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

Growth Fund The fund’s investment objective is to provide growth of capital.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

International Fund The fund’s investment objective is to provide long-term growth of capital.

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth.

New World Fund The fund’s investment objective is long-term capital appreciation.

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their

41     American Funds Insurance Series — Portfolio Series / Prospectus

assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Underlying funds – Growth-and-income funds

Blue Chip Income and Growth Fund The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The fund’s investment adviser considers these types of investments to be “blue chip” stocks. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

Global Growth and Income Fund The fund’s investment objective is to provide long-term growth of capital while providing current income.

The fund invests primarily in common stocks of well-established companies around the world, which the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

Growth-Income Fund The fund’s investment objectives are to achieve long-term growth of capital and income.

The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

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Underlying funds – Equity-income and balanced funds

Capital Income Builder The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

Asset Allocation Fund The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

Global Balanced Fund The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among securities of companies domiciled in various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund’s investments in issuers domiciled outside the United States may include securities of issuers domiciled in developing countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. The fund will also normally invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

Underlying funds – Fixed-income funds

Bond Fund The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the

43     American Funds Insurance Series — Portfolio Series / Prospectus

fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Global Bond Fund The fund’s investment objective is to provide, over the long term, a high level of total return consistent with prudent investment management.

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Normally, the fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 35% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

American Funds Insurance Series — Portfolio Series / Prospectus     44

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including each of the underlying funds and the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The estimated total management fee to be paid by each fund for the current fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2015.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization.

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of an underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by an underlying fund’s fixed-income portfolio managers are informed by the investment themes discussed by the group.

45     American Funds Insurance Series — Portfolio Series / Prospectus

Portfolio management for the funds Capital Research and Management Company is the investment adviser to the funds and the underlying funds. For each of the funds, the Portfolio Oversight Committee develops the allocation approach and selects the underlying funds. The table below shows the investment experience and role in management for each of the members of the Portfolio Oversight Committee.

Investment professional	Investment experience	Experience in the funds	Role in management of the funds
Alan N. Berro	Investment professional for 30 years in total; 25 years with Capital Research and Management Company or affiliate	1 year	Serves as a member of the Portfolio Oversight Committee
John H. Smet	Investment professional for 34 years in total; 33 years with Capital Research and Management Company or affiliate	1 year	Serves as a member of the Portfolio Oversight Committee
Joanna F. Jonsson	Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	1 year	Serves as a member of the Portfolio Oversight Committee
James B. Lovelace	Investment professional for 34 years, all with Capital Research and Management Company or affiliate	1 year	Serves as a member of the Portfolio Oversight Committee
Wesley K.-S. Phoa	Investment professional for 22 years in total; 17 years with Capital Research and Management Company or affiliate	1 year	Serves as a member of the Portfolio Oversight Committee
Andrew B. Suzman	Investment professional for 23 years, all with Capital Research and Management Company or affiliate	1 year	Serves as a member of the Portfolio Oversight Committee
Bradley J. Vogt	Investment professional for 29 years, all with Capital Research and Management Company or affiliate	1 year	Serves as a member of the Portfolio Oversight Committee

The investment adviser is also responsible for the management of the funds and, subject to the review and approval of the Series’ board of trustees, the selection of a subadviser, if applicable, to the funds, the monitoring and oversight of any such subadviser and the implementation of policies and procedures reasonably designed to ensure that such subadviser complies with the funds’ respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the subadviser to American Funds Managed Risk Growth Portfolio, American Funds Managed Risk Growth and Income Portfolio and American Funds Managed Risk Global Allocation Portfolio (collectively, the “Managed Risk Portfolio Funds”) with respect to the management of the funds’ managed risk strategies.

The table below shows the investment experience and role in management for each of the investment adviser’s investment professionals primarily responsible for the overall management of the Managed Risk Portfolio Funds.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Alan N. Berro	Investment professional for 30 years in total; 25 years with Capital Research and Management Company or affiliate	1 year	Serves as a portfolio manager
James R. Mulally	Investment professional for 40 years in total; 36 years with Capital Research and Management Company or affiliate	1 year	Serves as a portfolio manager

The table below shows the investment experience and role in management for the subadviser’s investment professional primarily responsible for the management of the managed risk strategies of the Managed Risk Portfolio Funds.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Adam Schenck	Investment professional for 11 years, all with Milliman Financial Risk Management LLC or affiliate	1 year	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies

Information regarding the investment professionals’ compensation, their ownership of securities in the funds and other accounts they manage is in the statement of additional information.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

American Funds Insurance Series — Portfolio Series / Prospectus     46

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

47     American Funds Insurance Series — Portfolio Series / Prospectus

Valuing shares The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying funds in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The underlying funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plans of distribution

The Series has not adopted (and does not presently intend to adopt) a plan of distribution, or “12b-1 plan,” for Class 1 shares. However, the Series has adopted 12b-1 plans for Class 2 shares and for Class P1 shares. Under the plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plans provide for annual expenses of .25% for Class 2 and Class P1 shares; however, the Series’ board of trustees has not authorized any payments under the plan for Class P1 shares. Amounts paid under the 12b-1 plan for Class 2 shares are used by insurance company contract issuers to cover distribution expenses. The estimated 12b-1 fees expected to be paid by each fund, as a percentage of average net assets, for the current fiscal year, are indicated in this prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of each fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 2 shares.

Fund expenses

In periods of market volatility, assets of the funds and/or the applicable underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

Each fund will invest in Class 1 shares of the applicable underlying funds. Accordingly, fees and expenses of the underlying funds reflect current expenses of the Class 1 shares of the underlying funds. The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on estimated amounts for the current fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services. In addition, solely with respect to the Class P1 shares, the “Other expenses” items include fees for administrative services provided by the insurance companies that include Class P1 shares of any of the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% for Class P1 shares to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Investment results

All fund results in the “Investment results” section of this prospectus for each fund reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes

Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

American Funds Insurance Series — Portfolio Series / Prospectus     48

Financial highlights

The Financial Highlights table is intended to help you understand a fund’s results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the fund's statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Loss from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers[3]	Ratio of expenses to average net assets after reim- bursements/ waivers[2,3]	Net effective expense ratio[2,4]	Ratio of net income to average net assets[2]
Global Growth Portfolio
Class 4:
12/31/15[5,6]	$10.00	$.12	$(.67)	$(.55)	$ —	$9.45	(5.50)%[7]	$6	1.02%[8]	.58%[8]	1.20%[8]	1.91%[8]
Growth and Income Portfolio
Class 4:
12/31/15[5,6]	$10.00	$.20	$(.58)	$(.38)	$(.01)	$9.61	(3.85)%[7]	$15	.79%[8]	.58%[8]	1.05%[8]	3.14%[8]
Managed Risk Growth Portfolio
Class P2:
12/31/15[5,6]	$10.00	$.18	$(.70)	$(.52)	$(.09)	$9.39	(5.20)%[7]	$254	.86%[8]	.61%[8]	1.01%[8]	2.77%[8]
Managed Risk Growth and Income Portfolio
Class P2:
12/31/15[5,6]	$10.00	$.18	$(.73)	$(.55)	$(.09)	$9.36	(5.50)%[7]	$231	.86%[8]	.61%[8]	1.08%[8]	2.85%[8]
Managed Risk Global Allocation Portfolio
Class P2:
12/31/15[5,6]	$10.00	$.14	$(.81)	$(.67)	$(.09)	$9.24	(6.71)%[7]	$65	.90%[8]	.56%[8]	1.13%[8]	2.22%[8]

For the period ended December 31, 2015[5,6,7]
Portfolio turnover rate for all share classes
Global Growth Portfolio	32%
Growth and Income Portfolio	10
Managed Risk Growth Portfolio	4
Managed Risk Growth and Income Portfolio	4
Managed Risk Global Allocation Portfolio	15

1 Based on average shares outstanding.

2 This column reflects the impact of certain reimbursements/waivers by Capital Research and Management Company. During the period shown, Capital Research and Management Company reduced fees for investment advisory services and reimbursed other fees and expenses.

3 This column does not include expenses of the underlying funds in which each fund invests.

4 This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.

5 Based on operations for the period shown and, accordingly, is not representative of a full year.

6 For the period May 1, 2015, commencement of operations, through December 31, 2015.

7 Not annualized.

8 Annualized.

49     American Funds Insurance Series — Portfolio Series / Prospectus

Notes

American Funds Insurance Series — Portfolio Series / Prospectus     50

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including each fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INS1PRX-998-0516P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Portfolio Series Prospectus May 1, 2016

Class 4 shares	Class P2 shares
American Funds Global Growth Portfolio	American Funds Managed Risk Growth Portfolio
American Funds Growth and Income Portfolio	American Funds Managed Risk Growth and Income Portfolio
American Funds Managed Risk Global Allocation Portfolio

Summaries:

American Funds Global Growth Portfolio 1

American Funds Growth and Income Portfolio 5

American Funds Managed Risk Growth Portfolio 9

American Funds Managed Risk Growth and Income Portfolio 15

American Funds Managed Risk Global Allocation Portfolio 20

Investment objectives, strategies and risks 25

Information regarding the underlying funds 42

Management and organization 46

Purchases and redemptions of shares 48

Plans of distribution 49

Fund expenses 49

Investment results 49

Distributions and taxes 49

Financial highlights 50

Neither the U.S. Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

American Funds Global Growth Portfolio

Investment objective

The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fees	None
Distribution fees	0.25%
Other expenses[1]	0.38
Acquired (underlying) fund fees and expenses	0.62
Total annual fund operating expenses	1.25
Fee waiver and/or expense reimbursement[2]	0.06
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.19

1 Based on estimated amounts for the current fiscal year.

2 The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$121	$391	$681	$1,506

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period ended December 31, 2015, the fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings. The underlying AFIS funds will primarily consist of growth funds. The fund may also invest in growth-and-income funds. Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks.

The fund will invest primarily in global and international funds that invest significantly in issuers domiciled outside the United States. Through the underlying funds in which it invests, the fund will have significant exposure to issuers domiciled outside the United States, including exposure to issuers domiciled in at least three different countries. The fund may also have exposure to issuers domiciled in emerging markets, including small capitalization issuers. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital. The fund may also invest in underlying funds that hold debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations,

1     American Funds Insurance Series — Portfolio Series / Prospectus

particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial

American Funds Insurance Series — Portfolio Series / Prospectus     2

resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund does not have a full calendar year of investment operations, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Partner – Capital World Investors
John H. Smet Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	1 year	Partner – Capital World Investors
James B. Lovelace	1 year	Partner – Capital Research Global Investors
Wesley K.-S. Phoa	1 year	Partner – Capital Fixed Income Investors
Andrew B. Suzman	1 year	Partner – Capital World Investors
Bradley J. Vogt	1 year	Partner – Capital Research Global Investors

3     American Funds Insurance Series — Portfolio Series / Prospectus

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Portfolio Series / Prospectus     4

American Funds Growth and Income Portfolio

Investment objective

The fund’s investment objective is to provide long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fees	None
Distribution fees	0.25%
Other expenses[1]	0.38
Acquired (underlying) fund fees and expenses	0.47
Total annual fund operating expenses	1.10
Fee waiver and/or expense reimbursement[2]	0.06
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.04

1 Based on estimated amounts for the current fiscal year.

2 The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$106	$344	$600	$1,335

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period ended December 31, 2015, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings. The underlying AFIS funds will primarily consist of equity funds in the growth, growth-and-income and equity-income categories. However, the fund may also invest in fixed-income funds.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital while providing current income. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

5     American Funds Insurance Series — Portfolio Series / Prospectus

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

American Funds Insurance Series — Portfolio Series / Prospectus     6

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund does not have a full calendar year of investment operations, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Partner – Capital World Investors
John H. Smet Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	1 year	Partner – Capital World Investors
James B. Lovelace	1 year	Partner – Capital Research Global Investors
Wesley K.-S. Phoa	1 year	Partner – Capital Fixed Income Investors
Andrew B. Suzman	1 year	Partner – Capital World Investors
Bradley J. Vogt	1 year	Partner – Capital Research Global Investors

7     American Funds Insurance Series — Portfolio Series / Prospectus

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Portfolio Series / Prospectus     8

American Funds Managed Risk Growth Portfolio

Investment objective

The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees[1]	0.25
Other expenses[1]	0.38
Acquired (underlying) fund fees and expenses	0.38
Total annual fund operating expenses	1.16
Fee waiver and/or expense reimbursement[2]	0.14
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.02

1 Based on estimated amounts for the current fiscal year.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$104	$355	$625	$1,397

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period ended December 31, 2015, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and to provide downside protection primarily through the use of exchange-traded futures contracts. The underlying AFIS funds will primarily consist of growth funds. The fund may also invest in growth-and-income and fixed-income funds.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will typically have significant exposure to issuers domiciled outside the United States. The fund may also have exposure to smaller capitalization issuers and issuers domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

9     American Funds Insurance Series — Portfolio Series / Prospectus

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

American Funds Insurance Series — Portfolio Series / Prospectus     10

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

11     American Funds Insurance Series — Portfolio Series / Prospectus

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

American Funds Insurance Series — Portfolio Series / Prospectus     12

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund does not have a full calendar year of investment operations, information regarding investment results is not available as of the date of this prospectus. Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Partner – Capital World Investors
John H. Smet Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	1 year	Partner – Capital World Investors
James B. Lovelace	1 year	Partner – Capital Research Global Investors
Wesley K.-S. Phoa	1 year	Partner – Capital Fixed Income Investors
Andrew B. Suzman	1 year	Partner – Capital World Investors
Bradley J. Vogt	1 year	Partner – Capital Research Global Investors

Portfolio managers The individuals primarily responsible for the overall management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Partner – Capital World Investors
James R. Mulally	1 year	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	1 year	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

13     American Funds Insurance Series — Portfolio Series / Prospectus

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Portfolio Series / Prospectus     14

American Funds Managed Risk Growth and Income Portfolio

Investment objective

The fund’s investment objective is to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees[1]	0.25
Other expenses[1]	0.38
Acquired (underlying) fund fees and expenses	0.44
Total annual fund operating expenses	1.22
Fee waiver and/or expense reimbursement[2]	0.14
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.08

1 Based on estimated amounts for the current fiscal year.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$110	$373	$657	$1,465

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period ended December 31, 2015, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and to provide downside protection primarily through the use of exchange-traded futures contracts. The underlying AFIS funds will primarily consist of equity funds in the growth, growth-and-income and equity-income categories. However, the fund may also invest in fixed-income funds.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital while providing current income. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various

15     American Funds Insurance Series — Portfolio Series / Prospectus

combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures

American Funds Insurance Series — Portfolio Series / Prospectus     16

position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

17     American Funds Insurance Series — Portfolio Series / Prospectus

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund does not have a full calendar year of investment operations, information regarding investment results is not available as of the date of this prospectus. Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

American Funds Insurance Series — Portfolio Series / Prospectus     18

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Partner – Capital World Investors
John H. Smet Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	1 year	Partner – Capital World Investors
James B. Lovelace	1 year	Partner – Capital Research Global Investors
Wesley K.-S. Phoa	1 year	Partner – Capital Fixed Income Investors
Andrew B. Suzman	1 year	Partner – Capital World Investors
Bradley J. Vogt	1 year	Partner – Capital Research Global Investors

Portfolio managers The individuals primarily responsible for the overall management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Partner – Capital World Investors
James R. Mulally	1 year	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	1 year	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

19     American Funds Insurance Series — Portfolio Series / Prospectus

American Funds Managed Risk Global Allocation Portfolio

Investment objective

The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees[1]	0.25
Other expenses[1]	0.38
Acquired (underlying) fund fees and expenses	0.55
Total annual fund operating expenses	1.33
Fee waiver and/or expense reimbursement[2]	0.14
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.19

1 Based on estimated amounts for the current fiscal year.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$121	$408	$715	$1,589

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period ended December 31, 2015, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and to provide downside protection primarily through the use of exchange-traded futures contracts. The underlying AFIS funds may include growth, growth-and-income, equity-income, balanced, asset allocation and fixed-income funds.

In seeking to pursue its investment objective, the fund, through its investments in the underlying funds, varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. The proportion of equities, debt securities and money market instruments held by the fund through its investments in the underlying funds will vary with market conditions and the investment adviser’s assessment of the relative attractiveness of each asset type as an investment opportunity.

As an asset allocation fund with a global scope, the fund seeks to invest, through its investments in the underlying funds, in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will invest primarily in global and international funds that invest significantly in issuers domiciled outside the United States. Through the underlying funds in which it invests, the fund will have significant exposure to issuers domiciled outside the United States, including exposure to issuers domiciled in at least three different countries. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking high total return, including capital gains and current income.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented and income-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but

American Funds Insurance Series — Portfolio Series / Prospectus     20

determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing high total return (including income and capital gains) consistent with preservation of capital over the long term. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

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Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less

American Funds Insurance Series — Portfolio Series / Prospectus     22

stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund does not have a full calendar year of investment operations, information regarding investment results is not available as of the date of this prospectus. Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

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Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Partner – Capital World Investors
John H. Smet Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	1 year	Partner – Capital World Investors
James B. Lovelace	1 year	Partner – Capital Research Global Investors
Wesley K.-S. Phoa	1 year	Partner – Capital Fixed Income Investors
Andrew B. Suzman	1 year	Partner – Capital World Investors
Bradley J. Vogt	1 year	Partner – Capital Research Global Investors

Portfolio managers The individuals primarily responsible for the overall management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Partner – Capital World Investors
James R. Mulally	1 year	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	1 year	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Portfolio Series / Prospectus     24

Investment objectives, strategies and risks

American Funds Global Growth Portfolio

The fund’s investment objective is to provide long-term growth of capital.

While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings. The underlying AFIS funds will primarily consist of growth funds. However, the fund may also invest in growth-and-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments.

The fund will invest primarily in global and international funds that invest significantly in issuers domiciled outside the United States. Through the underlying funds in which it invests, the fund will have significant exposure to issuers domiciled outside the United States, including exposure to issuers domiciled in at least three different countries, including the United States. The fund may also have exposure to issuers domiciled in emerging markets, including small capitalization issuers. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital. The fund may also invest in underlying funds that hold debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The success of the fund will be impacted by the results of the underlying funds, and investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks of other funds with similar objectives. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

25     American Funds Insurance Series — Portfolio Series / Prospectus

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

American Funds Insurance Series — Portfolio Series / Prospectus     26

American Funds Growth and Income Portfolio

The fund’s investment objective is to provide long-term growth of capital while providing current income.While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings. The underlying AFIS funds will primarily consist of equity funds in the growth, growth-and-income and equity-income categories. However, the fund may also invest in fixed-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments. Equity-income funds generally strive for income and growth through stocks and/or bond investments, while fixed-income funds seek current income through bond investments.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The success of the fund will be impacted by the results of the underlying funds, and investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks of other funds with similar objectives. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor

27     American Funds Insurance Series — Portfolio Series / Prospectus

management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. An underlying fund’s use of derivatives may result in losses to an underlying fund, and investing in derivatives may reduce an underlying fund’s returns and increase the underlying fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which an underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

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Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

American Funds Managed Risk Growth Portfolio

The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection.While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange traded futures contracts. The underlying AFIS funds will primarily consist of growth funds. However, the fund may also invest in growth-and-income and fixed-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments, while fixed-income funds seek current income through bond investments.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will typically have significant exposure to issuers domiciled outside the United States. The fund may also have exposure to smaller capitalization issuers and issuers domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have

29     American Funds Insurance Series — Portfolio Series / Prospectus

behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

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The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The success of the fund will be impacted by the results of the underlying funds, and investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks of other funds with similar objectives. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

The following are certain risks associated with the fund’s investment strategies.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of

31     American Funds Insurance Series — Portfolio Series / Prospectus

securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

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Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. An underlying fund’s use of derivatives may result in losses to an underlying fund, and investing in derivatives may reduce an underlying fund’s returns and increase the underlying fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which an underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

American Funds Managed Risk Growth and Income Portfolio

The fund’s investment objective is to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange traded futures contracts. The underlying AFIS funds will primarily consist of growth, growth-and-income and equity-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments, while equity-income funds generally strive for income and growth through stocks and/or bond investments.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

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The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

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The success of the fund will be impacted by the results of the underlying funds, and investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks of other funds with similar objectives. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

The following are certain risks associated with the fund’s investment strategies.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

35     American Funds Insurance Series — Portfolio Series / Prospectus

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. An underlying

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fund’s use of derivatives may result in losses to an underlying fund, and investing in derivatives may reduce an underlying fund’s returns and increase the underlying fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which an underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

American Funds Managed Risk Global Allocation Portfolio

The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange traded futures contracts. The underlying AFIS funds will primarily consist of growth, growth-and-income, balanced and asset allocation funds. However, the fund may also invest in fixed-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while fixed-income funds seek current income through bond investments.

In seeking to pursue its investment objective, the fund, through its investments in the underlying funds, varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. The proportion of equities, debt securities and money market instruments held by the fund through its investments in the underlying funds will vary with market conditions and the investment adviser’s assessment of the relative attractiveness of each asset type as an investment opportunity.

As an asset allocation fund with a global scope, the fund seeks to invest, through its investments in the underlying funds, in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will invest primarily in global and international funds that invest significantly in issuers domiciled outside the United States. Through the underlying funds in which it invests, the fund will have significant exposure to issuers domiciled outside the United States, including exposure to issuers domiciled in at least three different countries. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking high total return, including capital gains and current income.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented and income-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s

37     American Funds Insurance Series — Portfolio Series / Prospectus

investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

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The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The success of the fund will be impacted by the results of the underlying funds, and investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks of other funds with similar objectives. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

The following are certain risks associated with the fund’s investment strategies.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject

39     American Funds Insurance Series — Portfolio Series / Prospectus

to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, most debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. An underlying fund’s use of derivatives may result in losses to an underlying fund, and investing in derivatives may reduce an underlying fund’s returns and increase the underlying fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which an underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

American Funds Insurance Series — Portfolio Series / Prospectus     40

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

41     American Funds Insurance Series — Portfolio Series / Prospectus

Information regarding the underlying funds

The investment objectives and principal investment strategies of the underlying funds are summarized below and on the following pages. They should not be construed as an offer to purchase or sell the underlying funds. For additional and more current information regarding the underlying funds, investors should read the current prospectuses and statements of additional information of the underlying funds.

Each fund will invest in some, but not all, of the underlying funds listed below. Some underlying funds may not be underlying investments for any fund, while others may serve as underlying investments for multiple funds.

Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds’ respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Underlying funds – Growth funds

Global Growth Fund The fund’s investment objective is to provide long-term growth of capital.

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

Global Small Capitalization Fund The fund’s investment objective is to provide long-term growth of capital.

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

Growth Fund The fund’s investment objective is to provide growth of capital.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

International Fund The fund’s investment objective is to provide long-term growth of capital.

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth.

New World Fund The fund’s investment objective is long-term capital appreciation.

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their

American Funds Insurance Series — Portfolio Series / Prospectus     42

assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Underlying funds – Growth-and-income funds

Blue Chip Income and Growth Fund The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The fund’s investment adviser considers these types of investments to be “blue chip” stocks. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

Global Growth and Income Fund The fund’s investment objective is to provide long-term growth of capital while providing current income.

The fund invests primarily in common stocks of well-established companies around the world, which the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

Growth-Income Fund The fund’s investment objectives are to achieve long-term growth of capital and income.

The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

43     American Funds Insurance Series — Portfolio Series / Prospectus

Underlying funds – Equity-income and balanced funds

Capital Income Builder The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

Asset Allocation Fund The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

Global Balanced Fund The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among securities of companies domiciled in various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund’s investments in issuers domiciled outside the United States may include securities of issuers domiciled in developing countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. The fund will also normally invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

Underlying funds – Fixed-income funds

Bond Fund The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the

American Funds Insurance Series — Portfolio Series / Prospectus     44

fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Global Bond Fund The fund’s investment objective is to provide, over the long term, a high level of total return consistent with prudent investment management.

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Normally, the fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 35% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

45     American Funds Insurance Series — Portfolio Series / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including each of the underlying funds and the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The estimated total management fee to be paid by each fund for the current fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2015.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization.

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of an underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by an underlying fund’s fixed-income portfolio managers are informed by the investment themes discussed by the group.

American Funds Insurance Series — Portfolio Series / Prospectus     46

Portfolio management for the funds Capital Research and Management Company is the investment adviser to the funds and the underlying funds. For each of the funds, the Portfolio Oversight Committee develops the allocation approach and selects the underlying funds. The table below shows the investment experience and role in management for each of the members of the Portfolio Oversight Committee.

Investment professional	Investment experience	Experience in the funds	Role in management of the funds
Alan N. Berro	Investment professional for 30 years in total; 25 years with Capital Research and Management Company or affiliate	1 year	Serves as a member of the Portfolio Oversight Committee
John H. Smet	Investment professional for 34 years in total; 33 years with Capital Research and Management Company or affiliate	1 year	Serves as a member of the Portfolio Oversight Committee
Joanna F. Jonsson	Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	1 year	Serves as a member of the Portfolio Oversight Committee
James B. Lovelace	Investment professional for 34 years, all with Capital Research and Management Company or affiliate	1 year	Serves as a member of the Portfolio Oversight Committee
Wesley K.-S. Phoa	Investment professional for 22 years in total; 17 years with Capital Research and Management Company or affiliate	1 year	Serves as a member of the Portfolio Oversight Committee
Andrew B. Suzman	Investment professional for 23 years, all with Capital Research and Management Company or affiliate	1 year	Serves as a member of the Portfolio Oversight Committee
Bradley J. Vogt	Investment professional for 29 years, all with Capital Research and Management Company or affiliate	1 year	Serves as a member of the Portfolio Oversight Committee

The investment adviser is also responsible for the management of the funds and, subject to the review and approval of the Series’ board of trustees, the selection of a subadviser, if applicable, to the funds, the monitoring and oversight of any such subadviser and the implementation of policies and procedures reasonably designed to ensure that such subadviser complies with the funds’ respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the subadviser to American Funds Managed Risk Growth Portfolio, American Funds Managed Risk Growth and Income Portfolio and American Funds Managed Risk Global Allocation Portfolio (collectively, the “Managed Risk Portfolio Funds”) with respect to the management of the funds’ managed risk strategies.

The table below shows the investment experience and role in management for each of the investment adviser’s investment professionals primarily responsible for the overall management of the Managed Risk Portfolio Funds.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Alan N. Berro	Investment professional for 30 years in total; 25 years with Capital Research and Management Company or affiliate	1 year	Serves as a portfolio manager
James R. Mulally	Investment professional for 40 years in total; 36 years with Capital Research and Management Company or affiliate	1 year	Serves as a portfolio manager

The table below shows the investment experience and role in management for the subadviser’s investment professional primarily responsible for the management of the managed risk strategies of the Managed Risk Portfolio Funds.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Adam Schenck	Investment professional for 11 years, all with Milliman Financial Risk Management LLC or affiliate	1 year	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies

Information regarding the investment professionals’ compensation, their ownership of securities in the funds and other accounts they manage is in the statement of additional information.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

47     American Funds Insurance Series — Portfolio Series / Prospectus

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
· purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

American Funds Insurance Series — Portfolio Series / Prospectus     48

Valuing shares The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying funds in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The underlying funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plans of distribution

The Series has adopted plans of distribution, or “12b-1 plans,” for Class 4 shares and for Class P2 shares. Under the plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plans provide for annual expenses of .25% for Class 4 shares and .50% for Class P2 shares, and the Series’ board of trustees has authorized payments of .25% for Class P2 shares. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover distribution expenses. The estimated 12b-1 fees expected to be paid by each fund, as a percentage of average net assets, for the current fiscal year, are indicated in this prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of each fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 4 or Class P2 shares.

Fund expenses

In periods of market volatility, assets of the funds and/or the applicable underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

Each fund will invest in Class 1 shares of the applicable underlying funds. Accordingly, fees and expenses of the underlying funds reflect current expenses of the Class 1 shares of the underlying funds. The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on estimated amounts for the current fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services. In addition, the “Other expenses” items include fees for administrative services provided by the insurance companies that include any of the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Investment results

All fund results in the “Investment results” section of this prospectus for each fund reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes

Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

49     American Funds Insurance Series — Portfolio Series / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand a fund’s results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the fund's statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Loss from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers[3]	Ratio of expenses to average net assets after reim- bursements/ waivers[2,3]	Net effective expense ratio[2,4]	Ratio of net income to average net assets[2]
Global Growth Portfolio
Class 4:
12/31/15[5,6]	$10.00	$.12	$(.67)	$(.55)	$ —	$9.45	(5.50)%[7]	$6	1.02%[8]	.58%[8]	1.20%[8]	1.91%[8]
Growth and Income Portfolio
Class 4:
12/31/15[5,6]	$10.00	$.20	$(.58)	$(.38)	$(.01)	$9.61	(3.85)%[7]	$15	.79%[8]	.58%[8]	1.05%[8]	3.14%[8]
Managed Risk Growth Portfolio
Class P2:
12/31/15[5,6]	$10.00	$.18	$(.70)	$(.52)	$(.09)	$9.39	(5.20)%[7]	$254	.86%[8]	.61%[8]	1.01%[8]	2.77%[8]
Managed Risk Growth and Income Portfolio
Class P2:
12/31/15[5,6]	$10.00	$.18	$(.73)	$(.55)	$(.09)	$9.36	(5.50)%[7]	$231	.86%[8]	.61%[8]	1.08%[8]	2.85%[8]
Managed Risk Global Allocation Portfolio
Class P2:
12/31/15[5,6]	$10.00	$.14	$(.81)	$(.67)	$(.09)	$9.24	(6.71)%[7]	$65	.90%[8]	.56%[8]	1.13%[8]	2.22%[8]

For the period ended December 31, 2015[5,6,7]
Portfolio turnover rate for all share classe s
Global Growth Portfolio	32%
Growth and Income Portfolio	10
Managed Risk Growth Portfolio	4
Managed Risk Growth and Income Portfolio	4
Managed Risk Global Allocation Portfolio	15

1 Based on average shares outstanding.

2 This column reflects the impact of certain reimbursements/waivers by Capital Research and Management Company. During the period shown, Capital Research and Management Company reduced fees for investment advisory services and reimbursed other fees and expenses.

3 This column does not include expenses of the underlying funds in which each fund invests.

4 This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.

5 Based on operations for the period shown and, accordingly, is not representative of a full year.

6 For the period May 1, 2015, commencement of operations, through December 31, 2015.

7 Not annualized.

8 Annualized.

American Funds Insurance Series — Portfolio Series / Prospectus     50

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including each fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INS2PRX-998-0516P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series®

Portfolio Series

Part B
Statement of Additional Information

May 1, 2016

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”), dated May 1, 2016 for the funds listed below. Except where the context indicates otherwise, all references herein to the “fund“ apply to each of the funds listed below. You may obtain a prospectus from your financial adviser, by calling American Funds Service Company® at (800) 421-4225 or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Class 1, Class 2 and Class 4 shares of:	Class P1 and Class P2 shares of:
American Funds Global Growth Portfolio American Funds Growth and Income Portfolio	American Funds Managed Risk Growth Portfolio American Funds Managed Risk Growth and Income Portfolio American Funds Managed Risk Global Allocation Portfolio

American Funds Insurance Series – Portfolio Series — Page 1

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks” and “Information regarding underlying funds,” which provide information about the Series, the funds and the underlying funds.

The funds

The following descriptions of securities, investment techniques and risks apply to each of the funds.

Cash and cash equivalents — In addition to its investments in the underlying funds, a portion of the fund’s assets may be held in cash or cash equivalents, including shares of money market funds. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

The fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the investment adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. government securities and related repurchase agreements. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund and each of the underlying funds have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to a fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to a fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render a fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund, each of the underlying funds and their investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

American Funds Insurance Series – Portfolio Series — Page 2

In addition, cybersecurity failures by or breaches of a fund’s or an underlying fund’s third-party service providers (including, but not limited to, a fund’s investment adviser, subadviser, transfer agent, custodian, administrators and other financial intermediaries, as applicable) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund, each underlying fund and their respective shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that a fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as a fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the underlying fund invests, which may cause an underlying fund’s investments in such issuers to lose value.

The managed risk funds

The following descriptions of securities, investment techniques and risks apply to the American Funds Managed Risk Growth Portfolio, the American Funds Managed Risk Growth and Income Portfolio and the American Funds Managed Risk Global Allocation Portfolio, which are collectively referred to herein as the “managed risk funds.” Except where the context indicates otherwise, all references herein to the “managed risk fund” apply to each of the managed risk funds.

Futures — An underlying fund may enter into futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its

American Funds Insurance Series – Portfolio Series — Page 3

obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

American Funds Insurance Series – Portfolio Series — Page 4

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The gross returns to be exchanged or 'swapped' between the parties are calculated with respect to a notional amount — for example, the return on or increase in value of a particular dollar amount invested at a particular interest rate. The notional amount of the swap agreement is only used to calculate the amount of the obligations the parties to a swap agreement have agreed to exchange. The fund's obligations or rights under a swap agreement will be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement, and not the notional amount. For exchange traded swaps, the fund would be under the same obligations to post initial and variation margin and to segregate assets as with exchange traded futures. However, the amount of initial and variation margin is generally set by the exchanges on which the contracts are traded, so the amount of any such margin could be more or less than the amount required for exchange traded futures.

Currently the swaps market is largely an over-the-counter market with swap agreements made directly between two counterparties. The fund does not intend to use over-the-counter swaps. However, current government regulation is intended to move a substantial portion of the market for swaps to an exchange traded swaps market. If, in the judgment of the fund's investment adviser and the subadviser, the exchange traded swaps market becomes similar in depth and substance to that of the exchange traded futures market, the subadviser may use exchange traded swaps to seek to hedge interest rate risk. In such a market the operational aspects and risks of investing in exchange traded swaps will be substantially similar to those of investing in exchange traded futures.

Short positions — The fund may take short positions in exchange-traded futures contracts or other investments to attempt to offset potential declines in the value of securities held by the underlying fund. The subadviser selects individual futures contracts on equity indexes of U.S. markets and markets outside the United States that it believes are correlated to the underlying fund’s equity exposure. A short position in a futures contract is a transaction in which the fund enters into a futures contract or

American Funds Insurance Series – Portfolio Series — Page 5

other investment in anticipation that the market price of that futures contract or other investment will decline due to a decline in the underlying index.

If the price of the futures contract or other investment “sold” short increases between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will incur a loss. Since the value of the underlying equity index to a futures contract or other investment could theoretically continually increase the amount of losses are potentially unlimited. If the price of the futures contract or other investment sold declines between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will realize a gain. The successful use of short positions by the fund may be adversely affected by imperfect correlation between the securities of the underlying fund being hedged and the underlying indexes of the futures contracts.

Borrowing — The fund is authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits the fund to borrow up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time securities are purchased and thereafter. The fund may set up a line of credit with a lender and from time to time borrow against such line of credit to facilitate the process of posting margins or funding redemptions. The fund may pledge assets to secure such borrowings. Borrowing results in interest expense and other fees and expenses for the fund which may impact the fund’s net expenses. The costs of borrowing may reduce the fund’s investment results.

Regulatory considerations — In February 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject the adviser of a registered investment company to registration with the CFTC as a commodity pool operator (“CPO”) under certain conditions. The investment adviser has registered as a CPO and adopted certain policies and procedures and implemented certain changes to operational aspects of the fund in order to be in compliance with CFTC rules and regulations.

In August 2013, the CFTC adopted amendments to its rules that permit a CPO of a registered investment company commodity pool to satisfy applicable CFTC rule requirements by complying with certain SEC rule requirements. The investment adviser has claimed the relief necessary to take advantage of the CFTC’s approach of permitting substituted compliance with SEC rule requirements. As a registered CPO, the investment adviser is subject to additional requirements that are not addressed by substituted compliance with SEC rules.

Compliance with these additional registration and regulatory requirements may increase the fund’s expenses.

Nondiversification — The fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer than a diversified investment company. The fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

American Funds Insurance Series – Portfolio Series — Page 6

The underlying funds

Because the following is a combined summary of investment strategies of all of the underlying funds, certain matters described herein will only apply to a fund to the extent such fund is invested in an underlying fund that engages in such a strategy. Unless a strategy or policy described below is specifically prohibited by the investment restrictions explained in a fund’s prospectus or the “Fund policies” section of this statement of additional information, or by applicable law, each fund in the Series may invest in underlying funds which engage in each of the practices described below.

Equity securities — An underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by an underlying fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect an underlying fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by an underlying fund may involve large price swings and potential for loss. To the extent an underlying fund invests in income-oriented, equity-type securities, income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Debt instruments — An underlying fund may invest in debt securities. Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

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Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of an underlying fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, an underlying fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, an underlying fund may incur losses or expenses in seeking recovery of amounts owed to them.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely an underlying fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of each underlying fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock

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dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by a certain fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids

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typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible or contingent capital securities are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, where the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital levels below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of an issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Investing in smaller capitalization stocks — An underlying fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of $4.0 billion and below at the time of purchase). Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. An underlying fund that emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards) can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The underlying funds determine relative market capitalizations using U.S. standards. Accordingly, an underlying fund’s investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Investing in private companies — An underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or

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regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent an underlying fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer an underlying fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — An underlying fund may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact revenues. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with an underlying fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and an underlying fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

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Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the underlying fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While an underlying fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the underlying fund’s investment. If this happened, the underlying fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the underlying fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the underlying fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the underlying fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the underlying fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the underlying

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fund to suffer a loss. An underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.

Insufficient market information — An underlying fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the underlying fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the underlying fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by an underlying fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that an underlying fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — An underlying fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by an underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

In determining the domicile of an issuer, the underlying funds’ investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues. In addition, for certain underlying funds, the investment adviser may also consider factors such as where the issuer’s assets are located and/or where it derives its revenues and/or profits.

Investing through Stock Connect — An underlying fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange (“SSE”) through the Shanghai-Hong Kong Stock Connect Program (“Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Stock Exchange of Hong Kong, the SSE and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Investors through Stock Connect are subject to PRC regulations and SSE listing rules, among others. These could include limitations on trading or suspension of trading. These regulations are relatively new, untested and subject to changes which could adversely impact an underlying fund’s rights with respect to the securities. As Stock Connect is new there are no assurances that the necessary systems to run the program will function properly.

Stock Connect is subject to aggregate and daily quota limitations on purchases and an underlying fund may experience delays in transacting via Stock Connect. Once the daily quota is reached, the remaining orders for that day are rejected. A-shares obtained on Stock Connect may only be sold,

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purchased or otherwise transferred through Stock Connect. Stock Connect only operates when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets for the corresponding settlement dates. An underlying fund’s shares are held in an omnibus account and registered in nominee name. An underlying fund may have additional risks relating to investments in China, for example, through purchases of H shares of Chinese companies listed on the Hong Kong Exchange or as a Qualified Foreign Institutional Investor (“QFII”) purchasing A shares in China. Please see the sections on risks relating to investing outside of the United States and risks of investing in emerging markets for further information.

Synthetic local access instruments — Participation notes, market access warrants and other similar structured products (collectively, “synthetic local access instruments”) are instruments used by investors to obtain exposure to equity investments in local markets, such as in China and Saudi Arabia, where direct ownership by foreign investors is not permitted or is otherwise restricted by local law. Synthetic local access instruments, which are generally structured and sold over-the-counter by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market, are designed to replicate exposure to one or more underlying equity securities. The price and performance of a synthetic local access instrument are normally intended to track the price and performance of the underlying equity assets as closely as possible. However, there can be no assurance that the results of synthetic local access instruments will replicate exactly the performance of the underlying securities due to transaction costs, taxes and other fees and expenses. The holder of a synthetic local access instrument may also be entitled to receive any dividends paid in connection with the underlying equity assets, but usually does not receive voting rights as it would if such holder directly owned the underlying assets.

Investments in synthetic local access instruments involve the same risks associated with a direct investment in the shares of the companies the instruments seek to replicate, including, in particular, the risks associated with investing outside the United States. Synthetic local access instruments also involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. For instance, synthetic local access instruments represent unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them. Consequently, a purchaser of a synthetic local access instrument relies on the creditworthiness of such a bank or broker-dealer counterparty and has no rights under the instrument against the issuer of the underlying equity securities. Additionally, there is no guarantee that a liquid market for a synthetic local access instrument will exist or that the issuer of the instrument will be willing to repurchase the instrument when an investor wishes to sell it.

Currency transactions — An underlying fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). In addition, an underlying fund may enter into forward currency contracts to protect against changes in currency exchange rates. An underlying fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by an underlying fund will typically involve the purchase or sale of a currency against the U.S. dollar, the underlying fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

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Generally, an underlying fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of an underlying fund’s commitment increases because of changes in exchange rates, the underlying fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. An underlying fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. In addition, an underlying fund may use foreign currency contracts in order to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Entering into forward currency transactions may change an underlying fund’s exposure to currency exchange rates and could result in losses to the underlying fund if currencies do not perform as expected by the investment adviser. For example, if the investment adviser increases an underlying fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the underlying fund may incur a loss. Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause an underlying fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. An underlying fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by an underlying fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by an underlying fund.

Forward commitment, when issued and delayed delivery transactions — An underlying fund may enter into commitments to purchase or sell securities at a future date. When an underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the underlying fund could miss a favorable price or yield opportunity, or could experience a loss.

Certain underlying funds may enter into roll transactions, such as a mortgage dollar roll where an underlying fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), an underlying fund forgoes principal and interest paid on the mortgage-backed securities. An underlying fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. An underlying fund could suffer a loss if the contracting party fails to perform the future transaction and an underlying fund is therefore unable to buy back the mortgage-backed securities it initially sold. An underlying fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase an underlying fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later

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settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

An underlying fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent an underlying fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund’s portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. An underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, an underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, an underlying fund may sell such securities.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly

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administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by an underlying fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the underlying fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — An underlying fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

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Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits an underlying fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, an underlying fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, an underlying fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

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“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and rights — Warrants and rights may be acquired by an underlying fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed-income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. An underlying fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Inflation linked bonds — An underlying fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected

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Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, an underlying fund may invest in corporate inflation linked securities.

The value of inflation linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation linked securities. There can be no assurance, however, that the value of inflation linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation linked securities currently available for an underlying fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Variable and floating rate obligations — The interest rates payable on certain securities in which certain of the underlying funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings.

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The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Cash and cash equivalents — An underlying fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

4(2) commercial paper — An underlying fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act. 4(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the 1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the underlying fund’s board of trustees.

Restricted or illiquid securities — An underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to an underlying fund or cause it to incur additional administrative costs.

Some underlying fund holdings (including some restricted securities) may be deemed illiquid if they cannot be sold in the ordinary course of business at approximately the price at which the underlying fund values them. The determination of whether a holding is considered liquid or illiquid is made by the Series’ adviser under procedures adopted by the Series’ board. The Series’ adviser makes this determination based on factors it deems relevant, such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. An underlying fund may incur significant additional costs in disposing of illiquid securities. If an underlying fund holds more than 15% of its net assets in illiquid assets due to appreciation of illiquid securities, the depreciation of liquid securities or changes in market conditions, the underlying fund will seek over time to increase its investments in liquid securities to the extent practicable.

Loan assignments and participations — An underlying fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

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Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring an underlying fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that an underlying fund is committed to advance additional funds, the underlying fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, an underlying fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

An underlying fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When an underlying fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. An underlying fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by an underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and an underlying fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. An underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, an underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off

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against the borrower. In addition, an underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the underlying fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, an underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, an underlying fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that an underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, an underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. It is anticipated that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Repurchase agreements — An underlying fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by an underlying fund that is collateralized by the security purchased. Repurchase agreements permit an underlying fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. An underlying fund will only enter into repurchase agreements involving securities of the type in which it could otherwise invest. If the seller under the repurchase agreement defaults, an underlying fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by an underlying fund may be delayed or limited.

Maturity — There are no restrictions on the maturity compositions of the portfolios of certain underlying funds. Certain underlying funds invest in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Derivatives — In pursuing its investment objective, the underlying fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described above under “Currency transactions,” the underlying fund may take positions in futures contracts, interest rate swaps and credit default swap indices, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

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As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the underlying fund as a result of the failure of the underlying fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a derivative instrument may result in losses. Further, if an underlying fund’s counterparty were to default on its obligations, the underlying fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the underlying fund’s rights as a creditor and delay or impede the underlying fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which the underlying fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the underlying fund’s other investments, the ability of the underlying fund to successfully utilize such derivative instruments may depend in part upon the ability of the underlying fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the underlying fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the underlying fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the underlying fund could be exposed to the risk of loss.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the underlying fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the underlying fund’s derivative positions, the underlying fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the underlying fund.

Because certain derivative instruments may obligate the underlying fund to make one or more potential future payments, which could significantly exceed the value of the underlying fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the underlying fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the underlying fund’s investment in the instrument. When an underlying fund leverages its portfolio, investments in that underlying fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable regulatory requirements, the underlying fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the underlying fund’s portfolio. Because the underlying fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the underlying fund’s investments in such derivatives may also require the underlying fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

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Futures — The underlying fund may enter into futures contracts to seek to manage the underlying fund’s interest rate sensitivity by increasing or decreasing the duration of the underlying fund or a portion of the underlying fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the underlying fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the underlying fund purchases or sells a security, such as a stock or bond, no price is paid or received by the underlying fund upon the purchase or sale of a futures contract. When the underlying fund enters into a futures contract, the underlying fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the underlying fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the underlying fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the underlying fund but is instead a settlement between the underlying fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the underlying fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the underlying fund, the underlying fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the underlying fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the underlying fund.

When the underlying fund invests in futures contracts and deposits margin with an FCM, the underlying fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the underlying fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price

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is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the underlying fund realizes a gain; if it is more, the underlying fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the underlying fund realizes a gain; if it is less, the underlying fund realizes a loss.

The underlying fund is generally required to segregate liquid assets equivalent to the underlying fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the underlying fund will segregate or earmark liquid assets in an amount equal to the contract price the underlying fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the underlying fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the underlying fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the underlying fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the underlying fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the underlying fund may be able to utilize these contracts to a greater extent than if the underlying fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the underlying fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the underlying fund’s portfolio. However, segregation of liquid assets will not limit the underlying fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the underlying fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the underlying fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the underlying fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the underlying fund had purchased the reference asset directly. When the underlying fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the underlying fund may be prevented from promptly liquidating unfavorable futures positions and the underlying fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the underlying fund to substantial losses. Additionally, the underlying fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the underlying fund would remain obligated to meet margin requirements until the position is cleared. As a result, the underlying fund’s access to other assets held to cover its futures positions could also be impaired.

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Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the underlying fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — An underlying fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the underlying fund by increasing or decreasing the duration of the underlying fund or a portion of the underlying fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, an underlying fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. An underlying fund will generally segregate assets with a daily value at least equal to the excess, if any, of the underlying fund’s accrued obligations under the swap agreement over the accrued amount the underlying fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent an underlying fund enters into bilaterally negotiated swap transactions, the underlying fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, an underlying fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, an underlying fund may invest in credit default swap indices (“CDXs”). A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

An underlying fund may enter into a CDX transaction as either protection buyer or protection seller. If the underlying fund is a protection buyer, it would pay the counterparty a periodic

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stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the underlying fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the underlying fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the underlying fund, coupled with the periodic payments previously received by the underlying fund, may be less than the full notional value that the underlying fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the underlying fund. Furthermore, as a protection seller, the underlying fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDX, like all other swap agreements, is subject to certain risks, including the risk that an underlying fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the underlying fund might have may be subject to applicable bankruptcy laws, which could delay or limit the underlying fund’s recovery. Thus, if an underlying fund’s counterparty to a CDX transaction defaults on its obligation to make payments thereunder, the underlying fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDX transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when an underlying fund invests in a CDX as a protection seller, the underlying fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the underlying fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDX is based, the investment could result in losses to the underlying fund.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, an underlying fund’s obligations under a CDX agreement will be accrued daily and, where applicable, offset against any amounts owing to the underlying fund. In connection with CDX transactions in which an underlying fund acts as protection buyer, the underlying fund will segregate liquid assets, or enter into offsetting positions, with a value at least equal to the underlying fund’s exposure (i.e., any accrued but unpaid net amounts owed by the underlying fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When an underlying fund acts as protection seller, the underlying fund will segregate liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the underlying fund has assets available to satisfy its obligations with respect to CDX transactions and to limit any potential leveraging of the underlying fund’s portfolio. However, segregation of liquid assets will not limit an underlying fund’s exposure to loss. To maintain this required margin, an underlying fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the underlying fund’s ability to otherwise invest those assets in other securities or instruments.

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Equity-linked notes — An underlying fund may purchase equity-linked notes to enhance the current income of its portfolio. Equity-linked notes are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities — usually a single stock, a stock index or a basket of stocks — and a related equity derivative, such as a put or call option, in a single note form. For example, an equity-linked note that refers to the stock of an issuer may be the economic equivalent of holding a position in that stock and simultaneously selling a call option on that stock with a strike price greater than the current stock price. The holder of the note would be exposed to decreases in the price of the equity to the same extent as if it held the equity directly. However, if the stock appreciated in value, the noteholder would only benefit from stock price increases up to the strike price (i.e., the point at which the holder of the call option would be expected to exercise its right to buy the underlying stock). Additionally, the terms of an equity-linked note may provide for periodic interest payments to holders at either a fixed or floating rate.

As described in the example above, the return on an equity-linked note is generally tied to the performance of the underlying reference security or securities. In addition to any interest payments made during the term of the note, at maturity, the noteholder usually receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the issuance, the maximum principal amount to be repaid on the equity-linked note may be capped. For example, in consideration for greater current income or yield, a noteholder may forego its participation in the capital appreciation of the underlying equity assets above a predetermined price limit. Alternatively, if the linked securities have depreciated in value, or if their price fluctuates outside of a preset range, the noteholder may receive only the principal amount of the note, or may lose the principal invested in the equity-linked note entirely.

The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by an underlying fund is similar to the risk involved in the purchase of the underlying linked securities. However, the value of an equity-linked note is also dependent on the individual credit of the issuer of the note, which, in the case of an unsecured note, will generally be a major financial institution, and, in the case of a collateralized note, will generally be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. An investment in an equity-linked note bears the risk that the issuer of the note will default or become bankrupt. In such an event, an underlying fund may have difficulty being repaid, or may fail to be repaid, the principal amount of, or income from, its investment. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, an underlying fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note. However, depending on the law of the jurisdictions in which an issuer is organized and in which the note is issued, in the event of default, an underlying fund may incur substantial expenses in seeking recovery under an equity-linked note, and may have limited legal recourse in attempting to do so.

Equity-linked notes are often privately placed and may not be rated, in which case an underlying fund will be more dependent than would otherwise be the case on the ability of the investment adviser to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying equity securities. An underlying fund’s successful use of equity-linked notes will usually depend on the investment adviser’s ability to accurately forecast movements in the prices of the underlying securities. Should the prices of the underlying securities move in an unexpected manner, or should the structure of a note respond to market conditions differently than anticipated, an underlying fund may not achieve the anticipated benefits of the investment in the equity-linked note, and the underlying fund

American Funds Insurance Series – Portfolio Series — Page 29

may realize losses, which could be significant and could include the underlying fund’s entire principal investment in the note.

Equity-linked notes are generally designed for the over-the-counter institutional investment market, and the secondary market for equity-linked notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of an underlying fund to accurately value and/or sell the equity-linked notes in its portfolio.

Diversification — One of the underlying funds – American Funds Insurance Series – Global Bond Fund – is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a “diversified” investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such a diversification limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the United States, which are generally considered to be of higher credit quality than are securities of private issuers domiciled outside the United States. Accordingly, such a diversification limitation might increase the fund's investment risk. Although the fund is nondiversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds’ objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year. The following table sets forth the portfolio turnover rates for each fund for the fiscal year ended December 31, 2015:

	Fiscal year	Portfolio turnover rate
Global Growth Portfolio	2015	32%
Growth and Income Portfolio	2015	10
Managed Risk Growth Portfolio	2015	4
Managed Risk Growth and Income Portfolio	2015	4
Managed Risk Global Allocation Portfolio	2015	15

See “Financial Highlights” in the prospectus for each fund’s annual portfolio turnover rates.

American Funds Insurance Series – Portfolio Series — Page 31

Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to each fund in the Series (please also see “Additional information about fundamental policies” below):

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

American Funds Insurance Series – Portfolio Series — Page 32

Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time securities are purchased and thereafter.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including short positions in financial instruments, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations, money market instruments and repurchase agreements.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. For purposes of calculating compliance with restrictions on industry concentrations, the fund will look through to the securities held by the underlying funds in which it invests. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. Additionally, the fund does not consider futures contracts to be an industry for these purposes. The fund may, however, invest substantially all of its assets in one or more investment companies managed by Capital Research and Management Company.

American Funds Insurance Series – Portfolio Series — Page 33

Management of the Series

Board of trustees and officers

Independent trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

American Funds Insurance Series – Portfolio Series — Page 34

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2009)	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 1947 Trustee (2010)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation Former director of Quiksilver, Inc. (until 2014)	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA
Leonard R. Fuller, 1946 Trustee (1999)	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None	· Former partner, public accounting firm · Financial management consulting · Service on advisory and trustee boards for municipal, educational and nonprofit organizations · MBA

American Funds Insurance Series – Portfolio Series — Page 35

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive) (2010)	Private investor	83	The Swiss Helvetia Fund, Inc. Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 1958 Trustee (2007)	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

Laurel B. Mitchell, PhD, 1955 Trustee (2010)	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None

· Professor at multiple universities

· Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

· Experience in corporate management and public accounting

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· PhD, accounting

· Formerly licensed as CPA

American Funds Insurance Series – Portfolio Series — Page 36

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Frank M. Sanchez, 1943 Trustee (2010)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None	· Senior academic leadership position · Corporate board experience · Service on advisory and trustee boards for charitable and nonprofit organizations · PhD, education administration and finance
Margaret Spellings, 1957 Trustee (2010)	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc. Former director of Apollo Education Group, Inc. (until 2013)

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, PhD, 1949 Trustee (2010)	President and University Professor, The University of Tulsa	80	None	· Senior academic leadership positions for multiple universities · Service on advisory and trustee boards for educational and nonprofit organizations · PhD, anthropology

American Funds Insurance Series – Portfolio Series — Page 37

Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the Series’ service providers also permit the interested trustees to make a significant contribution to the Series’ board.

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Donald D. O’Neal, 1960 Vice Chairman of the Board (1998)	Partner – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	31	None

Other officers5

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 1960 President (1998)	Partner – Capital World Investors, Capital Research and Management Company
Michael J. Downer, 1955 Executive Vice President (1991)	Director, Senior Vice President and Secretary, Capital Research and Management Company; Chairman of the Board, Capital Bank and Trust Company*
Abner D. Goldstine, 1929 Senior Vice President (1993)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
John H. Smet, 1956 Senior Vice President (1994)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Martin Jacobs, 1962 Vice President (2016)	Partner – Capital World Investors, Capital Research and Management Company
Carl M. Kawaja, 1964 Vice President (2008)	Partner – Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Director, Capital International Asset Management (Canada), Inc.*
Sung Lee, 1966 Vice President (2008)	Partner – Capital Research Global Investors, Capital International, Inc.*
Maria T. Manotok, 1974 Vice President (2012)	Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company
S. Keiko McKibben, 1969 Vice President (2010)	Partner – Capital Research Global Investors, Capital Research and Management Company
Renaud H. Samyn, 1974 Vice President (2010)	Partner – Capital Research Global Investors, Capital International, Inc.*

American Funds Insurance Series – Portfolio Series — Page 38

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Dylan Yolles, 1969 Vice President (2012)	Partner – Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer (2008)	Vice President - Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2015)	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer (2010)	Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2 Trustees and officers of the Series serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the funds within the meaning of the 1940 Act, on the basis of his or her affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.

5 All of the officers listed, with the exception of Martin Jacobs, S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

American Funds Insurance Series – Portfolio Series — Page 39

Fund shares owned by trustees as of December 31, 2015:

Name	Dollar range[1] of fund shares owned[3]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1] of independent trustees deferred compensation[4] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[4] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	None	Over $100,000	N/A5	$10,001 – $50,000
James G. Ellis	None	Over $100,000	N/A5	N/A
Leonard R. Fuller	None	$1 – $10,000	N/A5	Over $100,000
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Laurel B. Mitchell	None	Over $100,000	N/A5	$50,001 – $100,000
Frank M. Sanchez	None	$1 – $10,000	N/A5	N/A
Margaret Spellings	None	Over $100,000	N/A5	Over $100,000
Steadman Upham	None	Over $100,000	N/A5	Over $100,000

Name	Dollar range[1] of fund shares owned[2]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
Donald D. O’Neal	None	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2015, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.

4 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

5 The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

American Funds Insurance Series – Portfolio Series — Page 40

Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the Series” section in this statement of additional information, all other officers and trustees of the Series are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual fee, which ranges from $25,197 to $51,126, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2015:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault[2]	$106,307	$385,375
James G. Ellis	105,947	384,375
Leonard R. Fuller[2]	109,850	381,875
R. Clark Hooper	109,967	485,275
Merit E. Janow	95,053	355,375
Laurel B. Mitchell[2]	126,719	298,500
Frank M. Sanchez	122,762	287,500
Margaret Spellings[2]	88,052	364,375
Steadman Upham[2]	104,255	352,375

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2015 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the end of the 2015 fiscal year for participating trustees is as follows: William H. Baribault ($62,277), Leonard R. Fuller ($185,318), Laurel B. Mitchell ($58,081), Margaret Spellings ($101,137) and Steadman Upham ($456,859). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

American Funds Insurance Series – Portfolio Series — Page 41

Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the Series’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in the proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each of the American Funds Global Growth Portfolio and the American Funds Growth and Income Portfolio has Class 1, Class 2 and Class 4 shares. Each of the American Funds Managed Risk Growth Portfolio, the American Funds Managed Risk Growth and Income Portfolio and the American Funds Global Allocation Portfolio has Class P1 and Class P2 shares. Other funds in the Series have Class 1, Class 2, Class 3 and/or Class 4 shares or Class P1 and Class P2 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class 2, Class 3, Class 4, Class P1 and Class P2 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of Class 2, Class 3, Class 4, Class P1 and Class P2 shares. Class 4, Class P1 and Class P2 shareholders have exclusive voting rights with respect to their Insurance Administrative Services Plans. Shares of each class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws, as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

American Funds Insurance Series – Portfolio Series — Page 42

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent counsel to the trustees and the fund.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor, transfer agent and, if applicable, subadviser. Each of these entities is responsible for specific portions of the Series’ operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of Leonard R. Fuller, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2015 fiscal year.

The Series has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plans of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2015 fiscal year.

The Series has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow and Margaret Spellings. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While

American Funds Insurance Series – Portfolio Series — Page 43

the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held three meetings during the 2015 fiscal year.

The independent board members of the Series have oversight responsibility for the Series and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of each series in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the funds’ assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the funds’ investment objectives. Each committee reports to the full board of the Series.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds, the underlying funds and other American Funds. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

American Funds Insurance Series – Portfolio Series — Page 44

In addition to our proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the Joint Proxy Committee of the American Funds (“JPC”), as appropriate.

The JPC is composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters. Members of the JPC also may be called upon to resolve voting conflicts involving funds co-managed by the investment adviser’s equity investment divisions and vote proxies when necessary as a result of regulatory requirements (see below for more information).

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with the American Funds organization, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

In cases where a fund is co-managed and a portfolio company is held by more than one of the investment adviser’s equity investment divisions, voting ties are resolved by one of the following methods. First, for those funds that have delegated tie-breaking authority to the investment adviser, the outcome will be determined by the equity investment division or divisions with the larger position in the portfolio company as of the record date for the shareholder meeting. For the remaining funds, members of the JPC representing those funds will determine the outcome based on a review of the same information provided to the relevant investment analysts, proxy coordinators and proxy committee members.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

American Funds Insurance Series – Portfolio Series — Page 45

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — The following tables identify those investors who own of record, or are known by the Series to own beneficially, 5% or more of any class of a fund’s shares as of the opening of business on April 1, 2016. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

American Funds Global Growth Portfolio

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 4	92.08%
Lincoln Life and Annuity of New York Omnibus Account Fort Wayne, IN	Record	Class 4	7.92

American Funds Insurance Series – Portfolio Series — Page 46

American Funds Growth and Income Portfolio

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 4	94.19%
Lincoln Life and Annuity of New York Omnibus Account Fort Wayne, IN	Record	Class 4	5.81

American Funds Managed Risk Growth Portfolio

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class P2	95.11%

American Funds Managed Risk Growth and Income Portfolio

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class P2	96.83%

American Funds Managed Risk Global Allocation Portfolio

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class P2	93.12%
Lincoln Life and Annuity of New York Omnibus Account Fort Wayne, IN	Record	Class P2	6.88

As of April 1, 2016, the officers and trustees of the Series, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

Investment adviser — Capital Research and Management Company, the Series’ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital

American Funds Insurance Series – Portfolio Series — Page 47

Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of certain funds, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the Series (but not with respect to the managed risk funds) and, therefore, is not subject to registration or regulation as such under the CEA with respect to the Series (other than with respect to the managed risk funds).

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

The investment adviser has designed policies and procedures reasonably designed to ensure that the subadviser to the managed risk funds complies with each managed risk fund’s investment objective, strategies and restrictions and provides oversight and monitoring of the subadviser’s activities and compliance procedures.

Subadviser — Milliman Financial Risk Management LLC is the subadviser to the managed risk funds with respect to the managed risk strategy. Milliman Financial Risk Management LLC is a wholly owned subsidiary of Milliman, Inc. and is located at 71 South Wacker Drive, 31st Floor, Chicago, IL 60606.

Compensation of investment professionals — The fund is managed by a Portfolio Oversight Committee consisting of investment professionals employed by Capital Research and Management Company. The investment professionals serving on the Portfolio Oversight Committee are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results for the underlying funds in which the fund invests, as well as qualitative considerations, such as an individual’s contribution to the organization, which would include service on the Portfolio Oversight Committee and service as a portfolio manager to an underlying fund. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

Portfolio managers of the subadviser to the managed risk funds are paid competitive salaries by Milliman Financial Risk Management LLC. In addition, they may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s contributions to the organization and other factors.

Investment professional fund holdings and management of other accounts — Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each investment professional’s need for variable annuity or variable life insurance contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The investment professionals who manage the funds have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio managers and other investment professionals may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of the Series’ most recently completed fiscal year are listed as follows:

American Funds Insurance Series – Portfolio Series — Page 48

The following tables reflect information as of December 31, 2015:

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[3]
American Funds Global Growth Portfolio
Alan N. Berro	25	$241.3	None		None
John H. Smet	20	$265.8	None		None
Joanna F. Jonsson	21	$356.8	3	$0.32	None
James B. Lovelace	21	$267.3	None		None
Wesley K.-S. Phoa	19	$172.0	2	$0.25	2	$2.27
Andrew B. Suzman	21	$287.6	None		None
Bradley J. Vogt	20	$260.4	None		None
American Funds Global Growth and Income Portfolio
Alan N. Berro	25	$241.3	None		None
John H. Smet	20	$265.8	None		None
Joanna F. Jonsson	21	$356.8	3	$0.32	None
James B. Lovelace	21	$267.3	None		None
Wesley K.-S. Phoa	19	$172.0	2	$0.25	2	$2.27
Andrew B. Suzman	21	$287.6	None		None
Bradley J. Vogt	20	$260.4	None		None
American Funds Managed Risk Growth Portfolio
Alan N. Berro	25	$241.0	None		None
John H. Smet	20	$265.5	None		None
Joanna F. Jonsson	21	$356.5	3	$0.32	None
James B. Lovelace	21	$267.0	None		None
Wesley K.-S. Phoa	19	$171.7	2	$0.25	2	$2.27
Andrew B. Suzman	21	$287.3	None		None
Bradley J. Vogt	20	$260.1	None		None
American Funds Managed Risk Growth and Income Portfolio
Alan N. Berro	25	$241.1	None		None
John H. Smet	20	$265.6	None		None
Joanna F. Jonsson	21	$356.6	3	$0.32	None
James B. Lovelace	21	$267.1	None		None
Wesley K.-S. Phoa	19	$171.8	2	$0.25	2	$2.27
Andrew B. Suzman	21	$287.4	None		None
Bradley J. Vogt	20	$260.2	None		None

American Funds Insurance Series – Portfolio Series — Page 49

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[3]
American Funds Managed Risk Global Allocation Portfolio
Alan N. Berro	25	$241.2	None		None
John H. Smet	20	$265.7	None		None
Joanna F. Jonsson	21	$356.7	3	$0.32	None
James B. Lovelace	21	$267.2	None		None
Wesley K.-S. Phoa	19	$171.9	2	$0.25	2	$2.27
Andrew B. Suzman	21	$287.5	None		None
Bradley J. Vogt	20	$260.3	None		None

1 Indicates RIC(s) for which the portfolio manager or investment professional also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC or account has an advisory fee that is based on the performance of the RIC or account.

2 Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.

3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers, investment professionals and their families are not reflected.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)
Adam Schenck	30	$19.2	3	$0.4	None

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the Series and the investment adviser will continue in effect until January 31, 2017, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subadvisers approved by the Series’ board and the shareholders of each applicable fund, pursuant to an agreement between the investment adviser and such subadviser. Any such subadviser will be paid solely by the investment adviser out of the investment adviser’s fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; fund accounting fees, if applicable; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

Until December 31, 2015, as compensation for its services for each of the funds (other than the managed risk funds), the investment adviser received a monthly fee, accrued daily, calculated at the annual rate of .10% of average daily net assets. Until December 31, 2015, as compensation for its services for each managed risk fund, the investment adviser received a monthly fee, accrued daily, calculated at the annual rate of .25% of average daily net assets. The investment adviser waived a portion of its investment advisory services fee for each share class of each fund. As a result of these waivers, the fees for each of the funds (other than the managed risk funds) were reduced to zero and the fees for each of the managed risk funds were reduced to .10% of average daily net assets.

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The investment adviser’s total fees for the fiscal year ended December 31, 2015 were:

Fund	Fiscal year	Gross advisory fee	Management fee waiver	Net management fee
Global Growth Portfolio	2015	$ 2,000	$ 2,000	$ 0
Growth and Income Portfolio	2015	5,000	5,000	0
Managed Risk Growth Portfolio	2015	187,000	112,000	75,000
Managed Risk Growth and Income Portfolio	2015	172,000	103,000	69,000
Managed Risk Global Allocation Portfolio	2015	59,000	35,000	24,000

Effective January 1, 2016, the investment adviser eliminated the investment advisory services fee for each share class of each fund (other than the managed risk funds) and reduced the investment advisory services fee for each share class of each managed risk fund from an annual rate of .25% of average daily net assets to .15% of average daily net assets. The investment adviser is currently waiving a portion of its investment advisory services fee for each share class of each managed risk fund such that the fees which were equivalent to an annualized rate of .15% of average daily net assets are reduced to .10% of average daily net assets.

In addition, the investment adviser has agreed to reimburse a portion of the fees and expenses of the fund during its start-up period. For the period ended December 31, 2015, the total fees and expenses reimbursed by the investment adviser was $202,000.

The investment adviser expects that this waiver and reimbursement will be in effect at least through May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the Series’ Board.

The investment adviser has entered into a contract with the subadviser with respect to each managed risk fund and compensates the subadviser out of the investment advisory fees it receives from each managed risk fund.

Since each fund pursues its investment objective by investing in underlying funds, you will bear your proportionate share of a fund’s operating expenses and also, indirectly, the operating expenses of the underlying funds in which the fund invests. The following table provides the annual advisory fee rates for each of the potential underlying funds excluding any waivers or reimbursements during each underlying fund’s most recently completed fiscal year:

Underlying funds	Annual fee rate
Global Growth Fund	52%
Global Small Capitalization Fund	69
International Fund	50
New World Fund	72
Blue Chip Income and Growth Fund	40
Global Growth and Income Fund	60
Growth-Income Fund	27
Capital Income Builder	50

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Underlying funds	Annual fee rate
Asset Allocation Fund	28
Global Balanced Fund	66
Bond Fund	36
Global Bond Fund	53

Sub-Advisory Agreement — The subadviser is appointed by the Series and the investment adviser, and provides services to the managed risk funds, pursuant to a Sub-Advisory Agreement. The Sub-Advisory Agreement between the investment adviser, the Series and the subadviser will continue in effect until January 31, 2017, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Sub-Advisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act) or the assignment or termination of the Investment Advisory and Service Agreement. In addition, the Sub-Advisory Agreement provides that the subadviser will be paid solely by the investment adviser out of the investment adviser’s fees.

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class 1, Class 2 and Class 4 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class 1, Class 2 and Class 4 shares. The Administrative Agreement will continue in effect until January 31, 2017, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). The funds are not assessed an administrative services fee for administrative services provided under the Administrative Agreement. However, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets from the Class 1 shares of the underlying funds.

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Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class 2, Class 4, Class P1 and Class P2 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series may expend up to .25% of the assets of Class 2, Class 4 and Class P1 shares and up to .50% of the assets of Class P2 shares. The board of trustees has authorized the Series to pay to insurance company contract issuers .25% of each fund’s average net assets of Class 2, Class 4 and Class P2 shares annually to finance any distribution activity which is primarily intended to benefit the Class 2, Class 4 and/or Class P2 shares of the fund, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. The board of trustees has not authorized any payments on Class P1 assets pursuant to the Plan for Class P1 shares. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service or distribution fee to dealers on the value of all variable annuity and variable life insurance contract payments for account-related services provided to existing shareholders. During the fiscal year ended December 31, 2015, the Series incurred distribution expenses for Class 4 and Class P2 shares of $400,000 payable to certain life insurance companies under the respective Plans. Accrued and unpaid distribution expenses were $107,000 for Class 4 and Class P2 shares.

Insurance administration fee — The insurance companies for which the fund’s Class 4, Class P1 and Class P2 shares are available provide certain administrative services for the separate accounts that hold the shares of the fund and the contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services. These services are provided pursuant to Insurance Administrative Services Plans adopted by the Series relating to the fund’s Class 4, Class P1 and Class P2 shares. Under these plans, the insurance company receives .25% of each fund’s average daily net assets attributable to Class 4, Class P1 and Class P2 shares, respectively. During the fiscal year ended December 31, 2015, the fund’s Class 4 and Class P2 shares incurred insurance administration fees of $416,000.

Compensation to insurance companies — American Funds Distributors, at its expense, currently makes payments to certain of the insurance companies that may offer one or more of the funds as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors for insurance company sales forces.

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Execution of portfolio transactions

The fund does not incur any brokerage commissions for purchasing shares of the underlying funds. However, the fund may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Specific decisions to purchase or sell futures contracts for a managed risk fund are made by the portfolio managers of the subadviser. Purchases and sales of futures contracts for a managed risk fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the managed risk fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The subadviser and investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the size of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

For information regarding the policies with respect to the execution of portfolio transactions of the underlying funds, please see the statement of additional information for the underlying fund.

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Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures, each fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website (americanfunds.com/afis) no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the managed risk funds’ subadviser. Insurance companies may receive a list of the futures contracts and other investments that make up a managed risk fund’s managed risk strategy each business day. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research. Information on certain portfolio characteristics of the funds and underlying funds are also provided to the insurance companies and the managed risk funds’ subadviser each business day.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the Series and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the Series, its investment adviser or any of their

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affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

As noted in the fund’s prospectus, the principal assets of the fund consist of investments in the underlying funds and, in the case of the managed risk funds, exchange traded futures.

Exchange traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

The fund’s investments in the underlying funds are reflected in the net assets of the fund on the day of investment. All portfolio securities of the underlying funds are valued, and the net asset values per share for each share class are determined, as indicated below.

The underlying funds are priced based on the net asset value of the underlying funds, calculated as of approximately 4 p.m. New York time each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of an underlying fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at

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the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has appointed the fund’s investment adviser to make fair valuation determinations for each underlying fund, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

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Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M, including the asset diversification test. The asset diversification test requires that at the close of each quarter of the fund’s taxable year that (i) at least 50% of the fund’s assets be invested in cash and cash items, government securities, securities of other funds and other securities which, with respect to any one issuer, represent neither more than 5% of the assets of the fund nor more than 10% of the voting securities of the issuer, and (ii) no more than 25% of the fund’s assets be invested in the securities of any one issuer (other than government securities or the securities of other funds), the securities (other than the securities of other funds) of two or more issuers that the fund controls and are engaged in similar trades or businesses, or the securities of one or more qualified publicly traded partnerships.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. Capital losses may be carried forward indefinitely and retain their character as either short-term or long-term.

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

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Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

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General information

Custodian of assets — Securities and cash owned by the funds (other than the managed risk funds), including proceeds from the sale of shares of the funds and of securities in the funds’ portfolios, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as custodian. Securities and cash owned by the managed risk funds, including proceeds from the sale of shares of the managed risk funds and of securities in the managed risk funds’ portfolios, are held by Bank of New York Mellon, One Wall Street, New York, NY 10286, as custodian. Non-U.S. securities may be held by the respective custodians in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the funds’ shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a fee less than $1,000 for Class P2 shares for each of Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio for the 2015 fiscal year. American Funds Service Company was also paid a fee less than $1,000 for Class 4 shares for each of Global Growth Portfolio and Growth and Income Portfolio for the 2015 fiscal year.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, 300 South Grand Avenue, 22nd Floor, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by applicable 1940 Act rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Codes of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions. The subadviser to the managed risk funds has adopted a code of ethics which restricts, subject to certain conditions, personnel of the subadviser from investing in certain securities.

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Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the fund. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the fund. Statements contained in the prospectus and this statement of additional information as to the content of the contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits the fund to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other Series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. In addition, fund shares held directly by an insurance company, if any, will be voted in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

American Funds Insurance Series – Portfolio Series — Page 64

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

American Funds Insurance Series – Portfolio Series — Page 65

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

American Funds Insurance Series – Portfolio Series — Page 66

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

American Funds Insurance Series – Portfolio Series — Page 67

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

American Funds Insurance Series – Portfolio Series — Page 68

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

American Funds Insurance Series – Portfolio Series — Page 69

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

American Funds Insurance Series – Portfolio Series — Page 70

American Funds Global Growth Portfolio

Investment portfolio December 31, 2015

Growth funds 70.08%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	66,078	$1,744
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	23,894	583
American Funds Insurance Series – Growth Fund, Class 1	8,540	581
American Funds Insurance Series – New World Fund, Class 1	61,944	1,169

Total growth funds (cost: $4,228,000)		4,077

Growth-and-income funds 29.99%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	141,345	1,745

Total growth-and-income funds (cost: $1,837,000)		1,745
Total investment securities 100.07% (cost: $6,065,000)		5,822
Other assets less liabilities (0.07)%		(4)

Net assets 100.00%		$5,818

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended December 31, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series - Global Growth and Income Fund, Class 1	—	166,560	25,215	141,345	$27	$1,745
American Funds Insurance Series - Global Growth Fund, Class 1	—	78,116	12,038	66,078	15	1,744
American Funds Insurance Series - New World Fund, Class 1	—	72,779	10,835	61,944	5	1,169
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	—	27,915	4,021	23,894	—	583
American Funds Insurance Series - Growth Fund, Class 1	—	10,073	1,533	8,540	3	581
					$50	$5,822

See Notes to Financial Statements

American Funds Insurance Series – Portfolio Series	5

American Funds Growth and Income Portfolio

Investment portfolio December 31, 2015

Growth funds 14.98%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	33,207	$2,259

Total growth funds (cost: $2,269,000)		2,259

Growth-and-income funds 39.96%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	244,071	3,014
American Funds Insurance Series – Growth-Income Fund, Class 1	66,375	3,014

Total growth-and-income funds (cost: $6,216,000)		6,028

Equity-income and Balanced funds 24.98%
American Funds Insurance Series – Capital Income Builder, Class 1	400,856	3,768

Total equity-income and balanced funds (cost: $3,867,000)		3,768

Fixed income funds 20.15%
American Funds Insurance Series – Bond Fund, Class 1	142,146	1,521
American Funds Insurance Series – Global Bond Fund, Class 1	137,886	1,518

Total fixed income funds (cost: $3,084,000)		3,039
Total investment securities 100.07% (cost: $15,436,000)		15,094
Other assets less liabilities (0.07)%		(11)

Net assets 100.00%		$15,083

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended December 31, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series - Capital Income Builder, Class 1	—	418,937	18,081	400,856	$42	$3,768
American Funds Insurance Series - Global Growth and Income Fund, Class 1	—	255,964	11,893	244,071	52	3,014
American Funds Insurance Series - Growth-Income Fund, Class 1	—	70,170	3,795	66,375	37	3,014
American Funds Insurance Series - Growth Fund, Class 1	—	35,273	2,066	33,207	15	2,259
American Funds Insurance Series - Bond Fund, Class 1	—	147,128	4,982	142,146	23	1,521
American Funds Insurance Series - Global Bond Fund, Class 1	—	143,003	5,117	137,886	—	1,518
					$169	$15,094

See Notes to Financial Statements

6	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Growth Portfolio

Investment portfolio December 31, 2015

Growth funds 42.32%	Shares	Value (000)
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	978,279	$23,880
American Funds Insurance Series – Growth Fund, Class 1	878,746	59,772
American Funds Insurance Series – International Fund, Class 1	1,320,785	23,880

Total growth funds (cost: $111,078,000)		107,532

Growth-and-income funds 28.21%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	1,892,219	23,880
American Funds Insurance Series – Growth-Income Fund, Class 1	1,053,043	47,808

Total growth-and-income funds (cost: $73,658,000)		71,688

Fixed income funds 23.63%
American Funds Insurance Series – Bond Fund, Class 1	5,613,415	60,063

Total fixed income funds (cost: $61,046,000)		60,063

Short-term securities 4.72%
Government Cash Management Fund	11,983,752	11,984

Total short-term securities (cost: $11,984,000)		11,984
Total investment securities 98.88% (cost: $257,766,000)		251,267
Other assets less liabilities 1.12%		2,845

Net assets 100.00%		$254,112

American Funds Insurance Series – Portfolio Series	7

American Funds Managed Risk Growth Portfolio

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $26,824,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	207	March 2016	$21,030	$(36)
Russell 2000 Mini Index Contracts	ICE	Short	34	March 2016	3,834	(13)
Euro Stoxx 50 Index Contracts	EUREX	Short	99	March 2016	3,477	(37)
Mini MSCI Emerging Market Index Contracts	ICE	Short	76	March 2016	2,969	(23)
Euro Currency Contracts	CME	Short	20	March 2016	2,732	10
FTSE 100 Index Contracts	LIFFE	Short	23	March 2016	2,021	(76)
British Pound Currency Contracts	CME	Short	17	March 2016	1,601	35
Nikkei 225 Index Contracts	OSE	Short	9	March 2016	1,433	27
S&P Mid 400 E-mini Index Contracts	CME	Short	9	March 2016	1,254	— *
Japanese Yen Currency Contracts	CME	Short	10	March 2016	1,026	(16)
						$(129)

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended December 31, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Bond Fund, Class 1	—	5,743,946	130,531	5,613,415	$860	$60,063
American Funds Insurance Series – Growth Fund, Class 1	—	898,245	19,499	878,746	390	59,772
American Funds Insurance Series – Growth-Income Fund, Class 1	—	1,072,385	19,342	1,053,043	564	47,808
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	—	1,922,887	30,668	1,892,219	409	23,880
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	—	992,297	14,018	978,279	—	23,880
American Funds Insurance Series – International Fund, Class 1	—	1,341,108	20,323	1,320,785	331	23,880
					$2,554	$239,283

*	Amount less than one thousand.

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

8	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Growth and Income Portfolio

Investment portfolio December 31, 2015

Growth funds 14.10%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	479,198	$32,595

Total growth funds (cost: $32,693,000)		32,595

Growth-and-income funds 37.63%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	3,520,976	43,484
American Funds Insurance Series – Growth-Income Fund, Class 1	957,799	43,484

Total growth-and-income funds (cost: $89,373,000)		86,968

Equity-income and Balanced funds 23.52%
American Funds Insurance Series – Capital Income Builder, Class 1	5,784,371	54,373

Total equity-income and balanced funds (cost: $55,635,000)		54,373

Fixed income funds 18.97%
American Funds Insurance Series – Bond Fund, Class 1	2,050,723	21,943
American Funds Insurance Series – Global Bond Fund, Class 1	1,989,257	21,902

Total fixed income funds (cost: $44,503,000)		43,845

Short-term securities 4.46%
Government Cash Management Fund	10,323,407	10,323

Total short-term securities (cost: $10,323,000)		10,323
Total investment securities 98.68% (cost: $232,527,000)		228,104
Other assets less liabilities 1.32%		3,040

Net assets 100.00%		$231,144

American Funds Insurance Series – Portfolio Series	9

American Funds Managed Risk Growth and Income Portfolio

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $32,965,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	306	March 2016	$31,042	$(100)
Euro Currency Contracts	CME	Short	37	March 2016	5,073	38
British Pound Currency Contracts	CME	Short	53	March 2016	4,968	87
Euro Stoxx 50 Index Contracts	EUREX	Short	133	March 2016	4,664	(56)
FTSE 100 Index Contracts	LIFFE	Short	50	March 2016	4,407	(153)
Mini MSCI Emerging Market Index Contracts	ICE	Short	74	March 2016	2,902	(12)
Russell 2000 Mini Index Contracts	ICE	Short	24	March 2016	2,705	(10)
Nikkei 225 Index Contracts	OSE	Short	12	March 2016	1,900	24
Japanese Yen Currency Contracts	CME	Short	18	March 2016	1,853	(21)
S&P Mid 400 E-mini Index Contracts	CME	Short	10	March 2016	1,390	(3)
						$(206)

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended December 31, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Capital Income Builder, Class 1	—	5,879,940	95,569	5,784,371	$611	$54,373
American Funds Insurance Series – Global Growth and Income Fund, Class 1	—	3,573,036	52,060	3,520,976	735	43,484
American Funds Insurance Series – Growth-Income Fund, Class 1	—	972,613	14,814	957,799	516	43,484
American Funds Insurance Series – Growth Fund, Class 1	—	486,869	7,671	479,198	215	32,595
American Funds Insurance Series – Bond Fund, Class 1	—	2,090,767	40,044	2,050,723	315	21,943
American Funds Insurance Series – Global Bond Fund, Class 1	—	2,024,512	35,255	1,989,257	1	21,902
					$2,393	$217,781

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

10	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Global Allocation Portfolio

Investment portfolio December 31, 2015

Growth funds 23.53%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	349,590	$9,226
American Funds Insurance Series – International Fund, Class 1	339,937	6,146

Total growth funds (cost: $15,988,000)		15,372

Growth-and-income funds 18.84%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	996,379	12,305

Total growth-and-income funds (cost: $12,785,000)		12,305

Equity-income and Balanced funds 23.55%
American Funds Insurance Series – Global Balanced Fund, Class 1	1,432,485	15,385

Total equity-income and balanced funds (cost: $15,832,000)		15,385

Asset allocation funds 9.43%
American Funds Insurance Series – Asset Allocation Fund, Class 1	298,531	6,156

Total asset allocation funds (cost: $6,247,000)		6,156

Fixed income funds 18.95%
American Funds Insurance Series – Global Bond Fund, Class 1	1,123,939	12,374

Total fixed income funds (cost: $12,559,000)		12,374

Short-term securities 4.63%
Government Cash Management Fund	3,023,345	3,024

Total short-term securities (cost: $3,024,000)		3,024
Total investment securities 98.93% (cost: $66,435,000)		64,616
Other assets less liabilities 1.07%		702

Net assets 100.00%		$65,318

American Funds Insurance Series – Portfolio Series	11

American Funds Managed Risk Global Allocation Portfolio

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $8,934,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 12/31/2015
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	47	March 2016	$4,755	$(29)
Euro Currency Contracts	CME	Short	16	March 2016	2,194	17
Euro Stoxx 50 Index Contracts	EUREX	Short	58	March 2016	2,032	(27)
Mini MSCI Emerging Market Index Contracts	ICE	Short	35	March 2016	1,371	(7)
British Pound Currency Contracts	CME	Short	10	March 2016	940	19
FTSE 100 Index Contracts	LIFFE	Short	10	March 2016	882	(30)
Japanese Yen Currency Contracts	CME	Short	8	March 2016	826	(7)
Nikkei 225 Index Contracts	OSE	Short	5	March 2016	792	11
Russell 2000 Mini Index Contracts	ICE	Short	3	March 2016	336	(3)
						$(56)

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the period ended December 31, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	12/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Global Balanced Fund, Class 1	—	1,542,229	109,744	1,432,485	$170	$15,385
American Funds Insurance Series – Global Bond Fund, Class 1	—	1,222,816	98,877	1,123,939	2	12,374
American Funds Insurance Series – Global Growth and Income Fund, Class 1	—	1,067,573	71,194	996,379	216	12,305
American Funds Insurance Series – Global Growth Fund, Class 1	—	375,153	25,563	349,590	94	9,226
American Funds Insurance Series – Asset Allocation Fund, Class 1	—	320,531	22,000	298,531	88	6,156
American Funds Insurance Series – International Fund, Class 1	—	361,885	21,948	339,937	88	6,146
					$658	$61,592

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

12	American Funds Insurance Series – Portfolio Series

Financial statements
Statements of assets and liabilities at December 31, 2015	(dollars and shares in thousands, except per-share amounts)

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio		Managed Risk Growth and Income Portfolio		Managed Risk Global Allocation Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$—	$—	$11,984		$10,323		$3,024
Affiliated issuers	5,822	15,094	239,283		217,781		61,592
Receivables for:
Sales of investments	51	34	—		—		181
Sales of fund’s shares	9	4	2,218		1,097		63
Dividends and interest	—	—	—	*	—	*	—	*
Deposits at brokers for futures contracts	—	—	2,524		2,688		669
Variation margin	—	—	362		459		97
	5,882	15,132	256,371		232,348		65,626
Liabilities:
Payables for:
Purchases of investments	—	4	2,063		1,019		58
Repurchases of fund’s shares	60	34	—		1		195
Investment advisory services	—	—	20		18		5
Services provided by related parties	1	3	172		161		47
Trustees’ deferred compensation	—	—	—	*	—	*	—	*
Variation margin	—	—	4		5		3
Other	3	8	—	*	—	*	—	*
	64	49	2,259		1,204		308
Net assets at December 31, 2015	$5,818	$15,083	$254,112		$231,144		$65,318
Net assets consist of:
Capital paid in on shares of beneficial interest	$5,998	$15,229	$262,370		$237,886		$67,888
Undistributed (distributions in excess of) net investment income	39	137	(4)		—		(3)
Undistributed (accumulated) net realized gain (loss)	24	59	(1,626)		(2,113)		(692)
Net unrealized depreciation	(243)	(342)	(6,628)		(4,629)		(1,875)
Net assets at December 31, 2015	$5,818	$15,083	$254,112		$231,144		$65,318
Investment securities, at cost:
Unaffiliated issuers	$—	$—	$11,984		$10,323		$3,024
Affiliated issuers	6,065	15,436	245,782		222,204		63,411

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 4:
Net assets	$5,818	$15,083
Shares outstanding	615	1,569
Net asset value per share	$9.45	$9.61
Class P2:
Net assets			$254,112		$231,144		$65,318
Shares outstanding			27,057		24,701		7,066
Net asset value per share			$9.39		$9.36		$9.24

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series – Portfolio Series	13

Statements of operations for the period May 1, 2015[1] to December 31, 2015	(dollars in thousands)

	Global Growth Portfolio		Growth and Income Portfolio		Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$50		$169		$2,554	$2,393	$658
Interest	—		—	[2]	1	— [2]	— [2]
	50		169		2,555	2,393	658
Fees and expenses[3]:
Investment advisory services	2		5		187	172	59
Distribution services	5		11		182	167	51
Insurance administrative services	5		11		182	167	51
Transfer agent services	—	[2]	—	[2]	— [2]	— [2]	— [2]
Accounting and administrative services	—		—		35	35	34
Reports to shareholders	1		1		12	11	5
Registration statement and prospectus	—	[2]	—	[2]	— [2]	— [2]	— [2]
Trustees’ compensation	—	[2]	—	[2]	1	— [2]	— [2]
Auditing and legal	5		5		5	5	5
Custodian	3		3		8	8	8
Other	—	[2]	—	[2]	37	32	— [2]
Total fees and expenses before reimbursement/waiver	21		36		649	597	213
Less reimbursement/waiver of fees and expenses:
Investment advisory services	2		5		112	103	35
Other	7		4		75	71	45
Total reimbursement/waiver of fees and expenses	9		9		187	174	80
Total fees and expenses after reimbursement/waiver	12		27		462	423	133
Net investment income	38		142		2,093	1,970	525
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss) on:
Investments in affiliated issuers	10		26		(799)	(532)	(353)
Futures contracts	—		—		(2,774)	(2,496)	(784)
Currency transactions	—		—		(18)	(23)	(13)
Capital gain distributions received from affiliated issuers	15		35		2,067	978	506
	25		61		(1,524)	(2,073)	(644)
Net unrealized depreciation on:
Investments	(243)		(342)		(6,499)	(4,423)	(1,819)
Futures contracts	—		—		(129)	(206)	(56)
	(243)		(342)		(6,628)	(4,629)	(1,875)
Net realized gain (loss) and unrealized depreciation	(218)		(281)		(8,152)	(6,702)	(2,519)
Net decrease in net assets resulting from operations	$(180)		$(139)		$(6,059)	$(4,732)	$(1,994)

[1]	Commencement of operations.
[2]	Amount less than one thousand.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

14	American Funds Insurance Series – Portfolio Series

Statements of changes in net assets
(dollars in thousands)

	Global Growth	Growth and Income	Managed Risk
	Portfolio	Portfolio	Growth Portfolio
	Period ended December 31	Period ended December 31	Period ended December 31
	2015*	2015*	2015*
Operations:
Net investment income	$38	$142	$2,093
Net realized gain (loss)	25	61	(1,524)
Net unrealized depreciation	(243)	(342)	(6,628)
Net decrease in net assets resulting from operations	(180)	(139)	(6,059)
Dividends paid to shareholders from net investment income	—	(7)	(2,199)
Net capital share transactions	5,998	15,229	262,370
Total increase in net assets	5,818	15,083	254,112
Net assets:
Beginning of period	—	—	—
End of period	$5,818	$15,083	$254,112
Undistributed (distributions in excess of) net investment income	$39	$137	$(4)

	Managed Risk	Managed Risk
	Growth and Income	Global Allocation
	Portfolio	Portfolio
	Period ended December 31	Period ended December 31
	2015*	2015*
Operations:
Net investment income	$1,970	$525
Net realized gain (loss)	(2,073)	(644)
Net unrealized depreciation	(4,629)	(1,875)
Net decrease in net assets resulting from operations	(4,732)	(1,994)
Dividends paid to shareholders from net investment income	(2,010)	(576)
Net capital share transactions	237,886	67,888
Total increase in net assets	231,144	65,318
Net assets:
Beginning of period	—	—
End of period	$231,144	$65,318
Undistributed (distributions in excess of) net investment income	$—	$(3)

*	For the period May 1, 2015, commencement of operations, through December 31, 2015.

See Notes to Financial Statements

American Funds Insurance Series – Portfolio Series	15

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds, including the Global Growth Portfolio, Growth and Income Portfolio, Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio (the “funds”). The other 23 funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), three of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Portfolio — Seeks to provide long-term growth of capital.

Growth and Income Portfolio — Seeks to provide long-term growth of capital while providing current income.

Managed Risk Growth Portfolio — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Growth and Income Portfolio — Seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

Managed Risk Global Allocation Portfolio — Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund offers one share class (Class 4 for Global Growth Portfolio and Growth and Income Portfolio, and Class P2 for the three managed risk funds). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

16	American Funds Insurance Series – Portfolio Series

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At December 31, 2015, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in a fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of a fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. Certain of the funds may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified

American Funds Insurance Series – Portfolio Series	17

underlying fund would adversely affect such a fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy.

Underlying fund risks — Because a fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in a fund and the applicable underlying funds.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be

18	American Funds Insurance Series – Portfolio Series

dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. An underlying fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

American Funds Insurance Series – Portfolio Series	19

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Asset allocation — A certain fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Currency — The prices of, and the income generated by, most debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, a fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Nondiversification — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact a managed risk fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

20	American Funds Insurance Series – Portfolio Series

5. Certain investment techniques

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

The following tables present the financial statement impacts resulting from the managed risk funds’ use of futures contracts as of December 31, 2015 (dollars in thousands):

			Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Equity	Net unrealized appreciation*	$27	$24	$11
Futures contracts	Currency	Net unrealized appreciation*	45	125	36
			$72	$149	$47

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Equity	Net unrealized depreciation*	$185	$334	$96
Futures contracts	Currency	Net unrealized depreciation*	16	21	7
			$201	$355	$103

Net realized loss	Risk type	Location on statements of operations
Futures contracts	Equity	Net realized loss on futures contracts	$(2,963)	$(2,749)	$(910)
Futures contracts	Currency	Net realized gain on futures contracts	189	253	126
			$(2,774)	$(2,496)	$(784)

Net unrealized depreciation	Risk type	Location on statements of operations
Futures contracts	Equity	Net unrealized depreciation on futures contracts	$(158)	$(310)	$(85)
Futures contracts	Currency	Net unrealized appreciation on futures contracts	29	104	29
			$(129)	$(206)	$(56)

*	Includes cumulative appreciation (depreciation) on futures contracts as reported in the applicable table after each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series – Portfolio Series	21

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2015, the year the funds commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As of December 31, 2015, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Undistributed ordinary income	$59	$169	$—	$—	$—
Late year ordinary loss deferral*	—	—	(4)	— †	(3)
Undistributed long-term capital gain	14	34	—	—	—
Capital loss carryforward:
No expiration	—	—	(977)	(1,811)	(404)
Gross unrealized appreciation on investment securities	—	—	—	—	—
Gross unrealized depreciation on investment securities	(253)	(349)	(7,304)	(4,955)	(2,173)
Net unrealized depreciation on investment securities	(253)	(349)	(7,304)	(4,955)	(2,173)
Cost of investment securities	6,075	15,443	258,571	233,059	66,789
Reclassification to undistributed/distributions in excess of net investment income from undistributed net realized gain/accumulated net realized loss	1	2	102	40	48

*	These deferrals are considered incurred in the subsequent year.
†	Amount less than one thousand.

Tax-basis distributions paid to shareholders from ordinary income during the period ended December 31, 2015, were $7,000, $2,199,000, $2,010,000 and $576,000 for Growth and Income Portfolio, Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio. No distributions were paid to shareholders of Global Growth Portfolio.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

22	American Funds Insurance Series – Portfolio Series

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. Through December 31, 2015, these fees were calculated at the annual rate of 0.10% of average daily net assets for Global Growth Portfolio and Growth and Income Portfolio and 0.25% of average daily net assets for the three managed risk funds. CRMC receives investment advisory fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees. Effective January 1, 2016, CRMC eliminated the investment advisory services fee for Global Growth Portfolio and Growth and Income Portfolio, and reduced the investment advisory services fee from an annual rate of 0.25% of average daily net assets to 0.15% of average daily net assets for the three managed risk funds.

Investment advisory services waiver — Through December 31, 2015, CRMC waived all investment advisory services fees for Global Growth Portfolio and Growth and Income Portfolio and waived a portion of its fees for the three managed risk funds. Effective January 1, 2016, CRMC eliminated the investment advisory services fee for Global Growth Portfolio and Growth and Income Portfolio and continues to waive a portion of its fees for the three managed risk funds. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. For the period May 1, 2015, commencement of operations, to December 31, 2015, total investment advisory services fees waived by CRMC were $257,000.

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.25% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 4	0.25%	0.25%
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for all share classes. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to Global Growth Portfolio and Growth and Income Portfolio. Under the agreement, Class 4 shares of each fund pay an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

Accounting and administrative services — The three managed risk funds have a subadministration agreement with BNY Mellon under which each fund compensates BNY Mellon for providing accounting and administrative services. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the period May 1, 2015, commencement of operations, to December 31, 2015, total expenses reimbursed by CRMC were $202,000.

American Funds Insurance Series – Portfolio Series	23

Class-specific expenses and reimbursements under the agreements described above were as follows (dollars in thousands):

Global Growth Portfolio

	Distribution services	Insurance administrative services
Class 4	$5	$5

Growth and Income Portfolio

	Distribution services	Insurance administrative services
Class 4	$11	$11

Managed Risk Growth Portfolio

	Distribution services	Insurance administrative services
Class P2	$182	$182

Managed Risk Growth and Income Portfolio

	Distribution services	Insurance administrative services
Class P2	$167	$167

Managed Risk Global Allocation Portfolio

	Distribution services	Insurance administrative services
Class P2	$51	$51

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Proceeds from initial capitalization		Sales		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015*
Class 4	$10	1	$7,092	728	$(1,104)	(114)	$5,998	615

Growth and Income Portfolio

	Proceeds from initial capitalization		Sales		Reinvestments of dividends		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015*
Class 4	$10	1	$15,969	1,646	$7	1	$(757)	(79)	$15,229	1,569

24	American Funds Insurance Series – Portfolio Series

Managed Risk Growth Portfolio

	Proceeds from initial capitalization		Sales		Reinvestments of dividends		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015*
Class P2	$5,000	500	$260,908	26,929	$2,199	234	$(5,737)	(606)	$262,370	27,057

Managed Risk Growth and Income Portfolio

	Proceeds from initial capitalization		Sales		Reinvestments of dividends		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015*
Class P2	$5,000	500	$235,733	24,506	$2,010	214	$(4,857)	(519)	$237,886	24,701

Managed Risk Global Allocation Portfolio

	Proceeds from initial capitalization		Sales		Reinvestments of dividends		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015*
Class P2	$5,000	500	$68,379	7,145	$576	62	$(6,067)	(641)	$67,888	7,066

*	For the period May 1, 2015, commencement of operations, through December 31, 2015.

9. Investment transactions

The following table presents each fund’s investment transactions for the period May 1, 2015, commencement of operations, to December 31, 2015 (dollars in thousands):

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Purchases of investment securities*	$7,141	$16,158	$251,298	$226,218	$68,574
Sales of investment securities*	1,086	747	4,717	3,483	4,810

*	Excludes short-term securities and U.S. government obligations, if any.

American Funds Insurance Series – Portfolio Series	25

Financial highlights

									Ratio of	Ratio of
		Loss from investment operations[1]							expenses to	expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	average net assets before reimbursements/ waivers[3]	average net assets after reimbursements/ waivers[2,3]	Net effective expense ratio[2,4]	Ratio of net income to average net assets[2]

Global Growth Portfolio

Class 4:
12/31/15[5,6]	$10.00	$.12	$(.67)	$(.55)	$—	$9.45	(5.50)%[7]	$6	1.02%[8]	.58%[8]	1.20%[8]	1.91%[8]

Growth and Income Portfolio

Class 4:
12/31/15[5,6]	$10.00	$.20	$(.58)	$(.38)	$(.01)	$9.61	(3.85)%[7]	$15	.79%[8]	.58%[8]	1.05%[8]	3.14%[8]

Managed Risk Growth Portfolio

Class P2:
12/31/15[5,6]	$10.00	$.18	$(.70)	$(.52)	$(.09)	$9.39	(5.20)%[7]	$254	.86%[8]	.61%[8]	1.01%[8]	2.77%[8]

Managed Risk Growth and Income Portfolio

Class P2:
12/31/15[5,6]	$10.00	$.18	$(.73)	$(.55)	$(.09)	$9.36	(5.50)%[7]	$231	.86%[8]	.61%[8]	1.08%[8]	2.85%[8]

Managed Risk Global Allocation Portfolio

Class P2:
12/31/15[5,6]	$10.00	$.14	$(.81)	$(.67)	$(.09)	$9.24	(6.71)%[7]	$65	.90%[8]	.56%[8]	1.13%[8]	2.22%[8]

Portfolio turnover rate for all share classes	For the period ended December 31, 2015[5,6,7]

Global Growth Portfolio	32%
Growth and Income Portfolio	10
Managed Risk Growth Portfolio	4
Managed Risk Growth and Income Portfolio	4
Managed Risk Global Allocation Portfolio	15

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain reimbursements/waivers by CRMC. During the period shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	For the period May 1, 2015, commencement of operations, through December 31, 2015.
[7]	Not annualized.
[8]	Annualized.

26	American Funds Insurance Series – Portfolio Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Global Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Managed Risk Growth Portfolio, American Funds Managed Risk Growth and Income Portfolio and American Funds Managed Risk Global Allocation Portfolio (five of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period May 1, 2015 (commencement of operations) through December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP

Los Angeles, California
February 10, 2016

American Funds Insurance Series

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-03857 and 1933 Act No. 002-86838)

(a-1)	Articles of Incorporation – Declaration of Trust dated 9/9/83 – previously filed (see Post-Effective (“P/E”) Amendment No. 24 filed 3/31/97); Certificate of Amendment of Declaration of Trust dated 10/19/88 - previously filed (see P/E Amendment No. 24 filed 3/31/97); Redesignation of an Existing Series of Shares of Beneficial Interest without Par Value dated 3/19/02 – previously filed (see P/E Amendment No. 33 filed 4/30/02); Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/16/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 3/14/06 – previously filed (see P/E Amendment No. 40 filed 4/28/06); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/19/06 – previously filed (see P/E Amendment No. 44 filed 10/2/06); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/18/08 – previously filed (see P/E Amendment No. 47 filed 7/14/08); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 12/1/10 – previously filed (see P/E Amendment No. 53 filed 4/29/11); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/13/12 – previously filed (see P/E Amendment No. 58 filed 9/17/12); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/12/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value Dated 12/5/12 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value Dated 1/6/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Redesignation of Existing Series of Shares of Beneficial Interest Without Par Value dated 4/15/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 1/23/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Amendment to Declaration of Trust dated 12/8/14 – previously filed (see P/E Amendment No. 70 filed 4/30/15); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 1/9/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15)

(a-2)	Redesignation of Existing Series of Shares of Beneficial Interest Without Par Value dated 12/4/15

(b)	By-Laws - By-Laws as amended 8/5/09 – previously filed (see P/E Amendment No. 51 filed 4/30/10)

(c)	Instruments Defining Rights of Security Holders - none

(d-1)	Investment Advisory Contracts – Sub-Advisory Agreement with Milliman Financial Risk Management LLC – previously filed (see P/E Amendment No. 58 filed 9/17/12); Investment Advisory and Service Agreement dated 9/17/12, as amended 3/3/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); First Amendment to Subadvisory Agreement with Milliman Financial Risk Management LLC dated 3/3/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Investment Advisory and Service Agreement dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); and Second Amendment to Subadvisory Agreement with Milliman Financial Risk Management LLC dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15)

(d-2)	Amendment to Investment Advisory and Service Agreement (Managed Risk Funds) dated 1/1/16; Amendment to Investment Advisory and Service Agreement (Portfolio Series Funds) dated 1/1/16; Amended and Restated Investment Advisory and Service Agreement dated 2/1/16; Amended and Restated Investment Advisory and Service Agreement (Managed Risk Funds) dated 2/1/16; Amended and Restated Investment Advisory and Service Agreement dated 5/1/16

(e)	Underwriting Contracts – Form of Fund Participation Agreement - previously filed (see P/E Amendment No. 23 filed 1/15/97); Principal Underwriting Agreement dated 7/12/89 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Amendment to Principal Underwriting Agreement dated 2/7/92 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Fund Participation Agreement dated 9/30/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/14

(g-1)	Custodian Agreements – Global Custody Agreement with State Street Bank and Trust Company dated 12/14/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07); Global Custody Agreement with Bank of New York Mellon dated 11/1/10, as amended 9/14/12 – previously filed (see P/E Amendment No. 58 filed 9/17/12); Amended Global Custody Agreement with Bank of New York Mellon – previously filed (see P/E Amendment No. 64 filed 4/30/13); and Amendment to Global Custody Agreement with The Bank of New York Mellon dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15)

(g-2)	Amendment to Global Custody Agreement with State Street Bank and Trust Company dated 2/4/16

(h-1)	Other Material Contracts – Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05); Insurance Administrative Services Plan – previously filed (see P/E Amendment No. 58 filed 9/17/12); Sub-Administration Agreement – previously filed (see P/E Amendment No. 58 filed 9/17/12); Amended and Restated Administrative Service Agreement dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Amended and Restated Shareholder Services Agreement dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); and Class 4 Insurance Administrative Services Plan dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Agreement and Plan of Reorganization and Liquidation dated 12/5/12 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Insurance Administrative Services Plan for Class 4 shares dated 12/5/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Insurance Administrative Services Plan for Classes P1 and P2 shares dated 9/17/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Amendment to Sub-Administration Agreement with Bank of New York Mellon dated 4/26/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Amended and Restated Administrative Services Agreement dated 12/5/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Amended and Restated Shareholder Services Agreement dated 12/5/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Exhibit A to the Class 4 Insurance Administrative Services Plan dated 5/1/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Exhibit A to the Insurance Administrative Services Plan for Class 4 shares dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Exhibit A to the Insurance Administrative Services Plan for Classes P1 and P2 shares dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Amendment to Sub-Administration Agreement with Bank of New York Mellon dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Administrative Service Agreement dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15)

(h-2)	Exhibit A to the Class 4 Insurance Administrative Services Plan as amended on 5/1/16; Exhibit A to the Amended and Restated Administrative Service Agreement as amended on 5/1/16; Exhibit A to the Amended and Restated Shareholder Services Agreement as amended on 5/1/16

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 24 filed 3/31/97; P/E Amendment No. 36 filed 1/15/04; P/E Amendment No. 58 filed 9/17/12; P/E Amendment No. 61 filed 12/14/12); P/E Amendment No 67 filed 4/30/14; and P/E Amendment No. 70 filed 4/30/15)

(j)	Other Opinions – Consents of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements – Investment Letter from Investment Adviser relating to initial shares dated December 1983 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Mixed and Shared Funding Order - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(m-1)	Rule 12b-1 Plan – Class 2 Plan of Distribution - previously filed (see P/E Amendment No. 24 filed 3/31/97); Class 3 Plan of Distribution - previously filed (see P/E Amendment No. 35 filed 10/30/03); Class P1 Plan of Distribution – previously filed (see P/E Amendment No. 58 filed 9/17/12); Class P2 Plan of Distribution – previously filed (see P/E Amendment No. 58 filed 9/17/12); Class 4 Plan of Distribution dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Class 4 Plan of Distribution dated 12/5/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Class P1 Plan of Distribution dated 9/17/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Class P2 Plan of Distribution dated 9/17/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); and Amended and Restated Class 2 Plan of Distribution dated 5/1/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Exhibit A to the Class 4 Plan of Distribution dated 5/1/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Exhibit A to the Class P1 Plan of Distribution dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); and Exhibit A to the Class P2 Plan of Distribution dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15)

(m-2)	Exhibit A to the Amended and Restated Class 2 Plan of Distribution as amended on 5/1/16; Exhibit A to the Class 4 Plan of Distribution as amended on 5/1/16

(n-1)	Rule 18f-3 – Amended and Restated Multiple Class Plan dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Amended and Restated Multiple Class Plan dated 12/5/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13)

(n-2)	Exhibit A to the Amended and Restated Multiple Class Plan as amended on 5/1/16

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated April 2016; and Code of Ethics for the Registrant

Item 29. Persons Controlled by or Under Common Control with the Fund

None.

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant’s Declaration of Trust and Article VI of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None.

Item 32. Principal Underwriters

Not applicable.

Item 33. Location of Accounts and Records

Accounts, books and other records required to be maintained by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the investment adviser's accounting department, 6455 Irvine Center Drive, Irvine, CA 92618; and/or 5300 Robin Hood Road, Norfolk, VA 23513.

Records covering portfolio transactions are also maintained and kept by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Certain other books and records required to be maintained by the Registrant’s investment adviser under Section 4.23 under the Commodity Exchange Act and the rules and regulations promulgated thereunder, including records relating to certain portfolio transactions, are maintained and kept in the offices of Bank of New York Mellon, One Wall Street, New York, NY 10286 and/or Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, IL 60606.

Item 34. Management Services

None.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California on the 29th day of April 2016.

American Funds Insurance Series

By: /s/ Michael J. Downer

Michael J. Downer, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on April 29, 2016, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Michael J. Downer	Executive Vice President
Michael J. Downer
(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Gregory F. Niland	Treasurer
Gregory F. Niland
(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	R. Clark Hooper*	Chairman (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Donald D. O'Neal*	Vice Chairman of the Board
	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Erik A. Vayntrub

Erik A. Vayntrub

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ Leonard R. Fuller

Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series I – (File No. 33-5270, File No. 811-4653)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ Laurel B. Mitchell

Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Donald D. O’Neal, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of June, 2015.

(City, State)

/s/ Donald D. O’Neal

Donald D. O’Neal, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ Frank M. Sanchez

Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 1st day of April, 2016.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ Steadman Upham

Steadman Upham, Board member